                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-7436
                                   ---------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1299 Ocean Avenue, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)        (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                        The DFA Investment Trust Company,
                    1299 Ocean Avenue, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

THE DFA INVESTMENT TRUST COMPANY

THE GLOBAL VALUE SERIES
THE GLOBAL LARGE COMPANY SERIES
THE GLOBAL SMALL COMPANY SERIES


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts                                                          1
   Management's Discussion and Analysis                                        2
   Definitions of Abbreviations and Footnotes                                  4
   Disclosure of Fund Expenses                                                 5
   Disclosure of Portfolio Holdings                                            7
   Schedules of Investments
       The Global Value Series                                                 8
       The Global Large Company Series                                         8
       The Global Small Company Series                                         9
   Statements of Assets and Liabilities                                       10
   Statements of Operations                                                   11
   Statements of Changes in Net Assets                                        12
   Financial Highlights                                                       13
   Notes to Financial Statements                                              15
   Report of Independent Registered Public Accounting Firm                    20

DFA INVESTMENT DIMENSIONS GROUP INC. -- LARGE CAP INTERNATIONAL PORTFOLIO
   Disclosure of Fund Expenses                                                21
   Disclosure of Portfolio Holdings                                           22
   Summary Schedule of Portfolio Holdings                                     23
   Statement of Assets and Liabilities                                        27
   Statement of Operations                                                    28
   Statements of Changes in Net Assets                                        29
   Financial Highlights                                                       30
   Notes to Financial Statements                                              31
   Report of Independent Registered Public Accounting Firm                    36

THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses                                                37
   Disclosure of Portfolio Holdings                                           39
   Summary Schedules of Portfolio Holdings
       The U.S. Large Company Series                                          43
       The U.S. Large Cap Value Series                                        45
       The U.S. Small Cap Series                                              47
       The DFA International Value Series                                     49
       The Japanese Small Company Series                                      53
       The Asia Pacific Small Company Series                                  55
       The United Kingdom Small Company Series                                57
       The Continental Small Company Series                                   59

                                                                            PAGE
                                                                            ----
       Statements of Assets and Liabilities                                   62
       Statements of Operations                                               63
       Statements of Changes in Net Assets                                    65
       Financial Highlights                                                   67
       Notes to Financial Statements                                          70
       Report of Independent Registered Public Accounting Firm                77

FUND MANAGEMENT                                                               78

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   85

NOTICE TO SHAREHOLDERS                                                        86

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE GLOBAL VALUE SERIES VS.
MSCI WORLD VALUE INDEX (NET DIVIDENDS)
AUGUST 27, 1999-NOVEMBER 30, 2005

                                                          MSCI WORLD VALUE INDEX
DATE                        THE GLOBAL VALUE SERIES              (NET DIVIDENDS)
 8/27/1999                                    10000                        10000
 8/30/1999                                     9850                         9643
 9/30/1999                                     9600                         9440
10/31/1999                                     9760                         9801
11/30/1999                                     9670                         9768
12/31/1999                                     9998                        10196
 1/31/2000                                     9255                         9676
 2/29/2000                                     8715                         9341
 3/31/2000                                     9570                        10094
 4/30/2000                                     9601                         9919
 5/31/2000                                     9672                         9990
 6/30/2000                                     9662                        10076
 7/31/2000                                     9713                        10007
 8/31/2000                                    10039                        10303
 9/30/2000                                     9815                        10134
10/31/2000                                     9967                        10211
11/30/2000                                     9804                         9744
12/31/2000                                    10520                        10208
 1/31/2001                                    10789                        10310
 2/28/2001                                    10617                         9804
 3/31/2001                                    10133                         9302
 4/30/2001                                    10703                         9928
 5/31/2001                                    10811                         9866
 6/30/2001                                    10638                         9587
 7/31/2001                                    10531                         9472
 8/31/2001                                    10380                         9135
 9/30/2001                                     9132                         8286
10/31/2001                                     9165                         8267
11/30/2001                                     9756                         8620
12/31/2001                                     9890                         8684
 1/31/2002                                     9834                         8439
 2/28/2002                                     9957                         8273
 3/31/2002                                    10468                         8809
 4/30/2002                                    10602                         8568
 5/31/2002                                    10813                         8638
 6/30/2002                                    10335                         8087
 7/31/2002                                     9245                         7296
 8/31/2002                                     9323                         7323
 9/30/2002                                     8243                         6438
10/31/2002                                     8533                         6885
11/30/2002                                     9089                         7379
12/31/2002                                     8771                         6951
 1/31/2003                                     8523                         6777
 2/28/2003                                     8309                         6616
 3/31/2003                                     8196                         6518
 4/30/2003                                     9019                         7206
 5/31/2003                                     9661                         7724
 6/30/2003                                     9864                         7881
 7/31/2003                                    10214                         8047
 8/31/2003                                    10530                         8231
 9/30/2003                                    10608                         8283
10/31/2003                                    11386                         8772
11/30/2003                                    11634                         8913
12/31/2003                                    12462                         9601
 1/31/2004                                    12726                         9714
 2/29/2004                                    13092                         9921
 3/31/2004                                    13160                         9888
 4/30/2004                                    12851                         9680
 5/31/2004                                    12954                         9756
 6/30/2004                                    13417                        10029
 7/31/2004                                    12955                         9851
 8/31/2004                                    13036                         9964
 9/30/2004                                    13443                        10141
10/31/2004                                    13791                        10390
11/30/2004                                    14753                        10955
12/31/2004                                    15414                        11378
 1/31/2005                                    15146                        11172
 2/28/2005                                    15671                        11593
 3/31/2005                                    15465                        11367
 4/30/2005                                    14963                        11119
 5/31/2005                                    15290                        11228
 6/30/2005                                    15570                        11371
 7/31/2005                                    16306                        11694
 8/31/2005                                    16505                        11766
 9/30/2005                                    16867                        12118
10/31/2005                                    16516                        11787
11/30/2005                                    16995                        12190

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/27/1999
-------------------------------------------------------------------
                         15.20%           11.63%            8.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE GLOBAL LARGE COMPANY SERIES VS.
MSCI WORLD INDEX (NET DIVIDENDS)
AUGUST 21, 2000-NOVEMBER 30, 2005

                                                                MSCI WORLD INDEX
DATE                THE GLOBAL LARGE COMPANY SERIES              (NET DIVIDENDS)
 8/21/2000                                    10000                        10000
 8/30/2000                                    10080                        10324
 9/30/2000                                     9570                         9774
10/31/2000                                     9430                         9609
11/30/2000                                     8910                         9024
12/31/2000                                     9081                         9169
 1/31/2001                                     9222                         9346
 2/28/2001                                     8465                         8555
 3/31/2001                                     7930                         7991
 4/30/2001                                     8506                         8580
 5/31/2001                                     8384                         8469
 6/30/2001                                     8122                         8202
 7/31/2001                                     8011                         8092
 8/31/2001                                     7658                         7703
 9/30/2001                                     6982                         7023
10/31/2001                                     7143                         7158
11/30/2001                                     7537                         7580
12/31/2001                                     7590                         7627
 1/31/2002                                     7334                         7395
 2/28/2002                                     7283                         7330
 3/31/2002                                     7620                         7652
 4/30/2002                                     7406                         7392
 5/31/2002                                     7426                         7405
 6/30/2002                                     7028                         6955
 7/31/2002                                     6446                         6368
 8/31/2002                                     6456                         6378
 9/30/2002                                     5771                         5676
10/31/2002                                     6180                         6095
11/30/2002                                     6497                         6422
12/31/2002                                     6201                         6110
 1/31/2003                                     5994                         5924
 2/28/2003                                     5879                         5820
 3/31/2003                                     5848                         5801
 4/30/2003                                     6367                         6315
 5/31/2003                                     6730                         6674
 6/30/2003                                     6854                         6789
 7/31/2003                                     6989                         6926
 8/31/2003                                     7134                         7075
 9/30/2003                                     7207                         7118
10/31/2003                                     7622                         7539
11/30/2003                                     7736                         7653
12/31/2003                                     8225                         8133
 1/31/2004                                     8361                         8264
 2/29/2004                                     8509                         8402
 3/31/2004                                     8477                         8346
 4/30/2004                                     8277                         8175
 5/31/2004                                     8372                         8250
 6/30/2004                                     8570                         8419
 7/31/2004                                     8262                         8144
 8/31/2004                                     8305                         8180
 9/30/2004                                     8436                         8335
10/31/2004                                     8639                         8539
11/30/2004                                     9086                         8987
12/31/2004                                     9453                         9330
 1/31/2005                                     9249                         9120
 2/28/2005                                     9528                         9409
 3/31/2005                                     9330                         9227
 4/30/2005                                     9147                         9026
 5/31/2005                                     9266                         9187
 6/30/2005                                     9330                         9266
 7/31/2005                                     9642                         9590
 8/31/2005                                     9771                         9662
 9/30/2005                                     9976                         9913
10/31/2005                                     9782                         9672
11/30/2005                                    10040                         9995

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/21/2000
-------------------------------------------------------------------
                         10.51%           2.42%             0.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE GLOBAL SMALL COMPANY SERIES VS.
MSCI WORLD SMALL CAP INDEX (PRICE-ONLY)
AUGUST 21, 2000-NOVEMBER 30, 2005

                                                      MSCI WORLD SMALL CAP INDEX
DATE                THE GLOBAL SMALL COMPANY SERIES                 (PRICE-ONLY)
 8/21/2000                                    10000                        10000
 8/30/2000                                    10230                        10210
 9/30/2000                                     9980                         9875
10/31/2000                                     9420                         9401
11/30/2000                                     9120                         8939
12/31/2000                                     9423                         9270
 1/31/2001                                     9853                         9607
 2/28/2001                                     9556                         9322
 3/31/2001                                     9086                         8784
 4/30/2001                                     9761                         9462
 5/31/2001                                     9996                         9542
 6/30/2001                                    10098                         9507
 7/31/2001                                     9771                         9184
 8/31/2001                                     9771                         9157
 9/30/2001                                     8543                         7940
10/31/2001                                     8963                         8462
11/30/2001                                     9290                         8988
12/31/2001                                     9376                         9209
 1/31/2002                                     9273                         9014
 2/28/2002                                     9387                         8932
 3/31/2002                                     9988                         9604
 4/30/2002                                    10216                         9742
 5/31/2002                                    10340                         9700
 6/30/2002                                     9967                         9184
 7/31/2002                                     8983                         8178
 8/31/2002                                     8952                         8132
 9/30/2002                                     8278                         7503
10/31/2002                                     8403                         7585
11/30/2002                                     8900                         8006
12/31/2002                                     8683                         7632
 1/31/2003                                     8558                         7492
 2/28/2003                                     8453                         7355
 3/31/2003                                     8474                         7344
 4/30/2003                                     9259                         8081
 5/31/2003                                    10213                         8908
 6/30/2003                                    10579                         9186
 7/31/2003                                    11092                         9546
 8/31/2003                                    11648                        10137
 9/30/2003                                    11899                        10310
10/31/2003                                    12737                        11212
11/30/2003                                    13009                        11406
12/31/2003                                    13540                        11870
 1/31/2004                                    14223                        12375
 2/29/2004                                    14498                        12623
 3/31/2004                                    14807                        12940
 4/30/2004                                    14289                        12334
 5/31/2004                                    14289                        12364
 6/30/2004                                    14928                        12896
 7/31/2004                                    14130                        12222
 8/31/2004                                    14096                        12194
 9/30/2004                                    14617                        12618
10/31/2004                                    14996                        13009
11/30/2004                                    16197                        14034
12/31/2004                                    16854                        14590
 1/31/2005                                    16739                        14400
 2/28/2005                                    17265                        14858
 3/31/2005                                    16876                        14478
 4/30/2005                                    16155                        13882
 5/31/2005                                    16555                        14287
 6/30/2005                                    17082                        14688
 7/31/2005                                    17985                        15441
 8/31/2005                                    18260                        15582
 9/30/2005                                    18546                        15953
10/31/2005                                    18077                        15412
11/30/2005                                    18706                        16027

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/21/2000
-------------------------------------------------------------------
                         15.49%           15.45%            12.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

GLOBAL EQUITY MARKET REVIEW                         YEAR ENDED NOVEMBER 30, 2005

     Global equity markets had broadly positive returns for the year under review. For the year ended November 30, 2005, total return for large cap U.S. stocks was 8.43% as measured by the S&P 500(R) Index When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes reduced net returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                              LOCAL
                                                             CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                 RETURN       RETURN
-----------------------------                                --------   -----------
United Kingdom (net dividends)                                 19.09%       7.72%
Japan (net dividends)                                          41.66%      21.55%
France                                                         25.50%      11.33%
Switzerland                                                    38.51%      19.87%
Germany                                                        26.12%      11.88%
Netherlands                                                    29.13%      14.55%
Australia                                                      25.56%      19.79%
Italy                                                          19.84%       6.30%
Spain                                                          24.16%      10.12%
Sweden                                                         27.30%       6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     The distinction between large company and small company stocks was minor in the U.S., but more pronounced in favor of small company stocks in international markets. Value stocks slightly outperformed growth stocks in both the U.S. and international markets.

         % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Company Index (net dividends)                              20.35%
Russell 2000 Index(R)                                                       8.15%
MSCI EAFE Value Index (net dividends)                                      14.34%
MSCI EAFE Index (net dividends)                                            13.27%
MSCI EAFE Growth Index (net dividends)                                     12.14%
Russell 1000 Value Index(R)                                                 9.95%
Russell 1000 Growth Index(R)                                                9.74%
S&P 500(R)Index                                                             8.43%

GLOBAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

GLOBAL LARGE COMPANY SERIES

     The Global Large Company Series seeks to capture the returns of global large company stocks by purchasing shares of the U.S. Large Company Series and the Large Cap International Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to global large company stocks, but does not attempt to track closely a specific equity index. The U.S. Large Company Series and the Large Cap International Portfolio held a total of 1,873 stocks in 23 developed country markets as of November 30,

2005. The Series and the Portfolio were essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.90% of their respective assets.

     As a result of the Global Large Company Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international stocks generally outperformed U.S. stocks; total returns were 13.27% for the MSCI EAFE Index (net dividends) and 8.43% for the S&P 500(R) Index of U.S. stocks. Total return for a hypothetical index composed of 50% S&P 500(R) Index and 50% MSCI EAFE Index (net dividends) was 10.85%. Total return for the Global Large Company Series was 10.51%. Relative to this hypothetical index, underperformance of the Series was primarily due to differences in expenses between the Series and the index. Results for the S&P 500(R) Index and MSCI EAFE Index are not diminished by management and administrative expenses associated with running a live portfolio. To a lesser extent, underperformance was also due to differences in security weights between the Series and the MSCI EAFE Index in the telecommunications services sector.

GLOBAL VALUE SERIES

     The Global Value Series seeks to capture the returns of global large company value stocks by purchasing shares of two Master Funds that invest in such stocks: U.S. Large Cap Value Series and DFA International Value Series. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to global large company value stocks, but does not attempt to track closely a specific equity index. The Master Funds held a combined total of 869 stocks in 23 developed country markets, as of November 30, 2005, and were essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of Master Fund assets.

     As a result of the Global Value Series' diversified investment approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks slightly outperformed growth stocks in both the U.S. and to a somewhat greater extent in international markets. Total returns were 9.95% for the Russell 1000 Value Index, 9.74% for the Russell 1000 Growth Index, 14.34% for the MSCI EAFE Value Index (net dividends), and 12.15% for the MSCI EAFE Growth Index (net dividends). Total return for a hypothetical index composed of 50% Russell 1000 Value Index(R) and 50% MSCI EAFE Value Index (net dividends) was 12.16%. Total return for the Global Value Series was 15.20%. Relative to this hypothetical index, superior performance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks with such characteristics outperformed other stocks in both the Russell 1000 Value Index(R) and the MSCI EAFE Value Index (net dividends).

GLOBAL SMALL COMPANY SERIES

     The Global Small Company Series seeks to capture the returns of global small company stocks by purchasing shares of five Master Funds that individually invest in small company stocks in the United States, the United Kingdom, Continental Europe, Japan and the Asia Pacific region, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Funds held a combined total of 7,364 stocks in 22 developed country markets, and were essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of each Master Fund's assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, small company stocks slightly underperformed large company stocks in the U.S. and outperformed large company stocks in international markets. Total returns were 8.15% for the Russell 2000 Index(R), 8.43% for the S&P 500(R) Index, 13.27% for the MSCI EAFE Index (net dividends), and 20.35% for the MSCI EAFE Small Cap Index (price-only). Total return for a hypothetical index composed of 50% Russell 2000 Index(R) and 50% MSCI EAFE Small Cap Index (price-only) was 14.25%. Total return for the Global Small Company Series was 15.49%. Relative to this hypothetical index, outperformance of the Series was primarily due to lower exposure to small cap REIT and utility securities in the U.S.

                        THE DFA INVESTMENT TRUST COMPANY

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

FHLMC   Federal Home Loan Mortgage Corporation
STRIPS  Separate Trading of Registered Interest and Principal of Securities
ADR     American Depositary Receipt
+       See Note B to Financial Statements.
++      Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
## Some of the individual securities in this category include Total or Partial Securities on Loan.
~       Security purchased with cash proceeds from Securities on Loan.

FINANCIAL HIGHLIGHTS

(1) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(2)     Computed using average shares outstanding

ALL STATEMENTS AND SCHEDULES

-       Amounts designated as - are either zero or rounded to zero.
SEC     Securities Exchange Commission

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                        BEGINNING     ENDING                   EXPENSES
                                         ACCOUNT     ACCOUNT     ANNUALIZED      PAID
                                          VALUE       VALUE       EXPENSE       DURING
                                        06/01/05     11/30/05      RATIO        PERIOD*
                                       ----------   ----------   ----------   ----------
GLOBAL VALUE SERIES**
Actual Fund Return                     $ 1,000.00   $ 1,111.50         0.23%  $     1.22
Hypothetical 5% Annual Return          $ 1,000.00   $ 1,023.92         0.23%  $     1.17

GLOBAL LARGE COMPANY SERIES**
Actual Fund Return                     $ 1,000.00   $ 1,083.60         0.38%  $     1.98
Hypothetical 5% Annual Return          $ 1,000.00   $ 1,023.16         0.38%  $     1.93

                                        BEGINNING     ENDING                   EXPENSES
                                         ACCOUNT     ACCOUNT     ANNUALIZED      PAID
                                          VALUE       VALUE       EXPENSE       DURING
                                        06/01/05     11/30/05      RATIO        PERIOD*
                                       ----------   ----------   ----------   ----------
GLOBAL SMALL COMPANY SERIES**
Actual Fund Return                     $ 1,000.00   $ 1,129.90         0.17%  $     0.91
Hypothetical 5% Annual Return          $ 1,000.00   $ 1,024.22         0.17%  $     0.86

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

** The Series is a fund of funds. The expenses shown reflect the direct expenses of the Series and the indirect payment of the Series' portion of the expenses of the underlying funds in which it invests.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE GLOBAL VALUE SERIES
Affiliated Investment Companies                          100.0%

THE GLOBAL LARGE COMPANY SERIES
Affiliated Investment Companies                          100.0%

THE GLOBAL SMALL COMPANY SERIES
Affiliated Investment Companies                          100.0%

                        THE DFA INVESTMENT TRUST COMPANY

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                             THE GLOBAL VALUE SERIES

                                                                                             VALUE+
                                                                                             ------
Investments in Affiliated Investment Companies (99.9%)
  Investment in The U.S. Large Cap Value Series of
    The DFA Investment Trust Company (50.0%) (5,041,244 Shares)                         $   105,412,412
  Investment in The DFA International Value Series of
    The DFA Investment Trust Company (49.9%) (6,079,901 Shares)                             105,182,287
                                                                                        ---------------
    Total Investments in Affiliated Investment Companies
      (Cost $152,872,152)                                                               $   210,594,699
                                                                                        ===============

                                                                                FACE
                                                                               AMOUNT
                                                                               ------
                                                                                (000)
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $416,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $407,680) to be repurchased at $401,043
      (Cost $401,000)                                                          $  401           401,000
                                                                                        ---------------
    Total Investments (100.0%)
      (Cost $153,273,152)                                                               $   210,995,699
                                                                                        ===============

                         THE GLOBAL LARGE COMPANY SERIES

                                                                                             VALUE+
                                                                                             ------
Investments in Affiliated Investment Companies (99.9%)
  Investment in The U.S. Large Company Series of
    The DFA Investment Trust Company (50.0%)                                            $    48,587,260
  Investment in Large Cap International Portfolio of
    The DFA Investment Dimensions Group Inc. (49.9%) (2,547,194 Shares)                      48,396,686
                                                                                        ---------------
    Total Investments in Affiliated Investment Companies
      (Cost $75,969,792)                                                                $    96,983,946
                                                                                        ===============

                                                                                FACE
                                                                               AMOUNT
                                                                               ------
                                                                                (000)
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $79,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $77,420) to be repurchased at $76,008
      (Cost $76,000)                                                           $   76            76,000
                                                                                        ---------------
    Total Investments (100.0%) (Cost $76,045,792)                                       $    97,059,946
                                                                                        ===============

                 See accompanying Notes to Financial Statements.

                         THE GLOBAL SMALL COMPANY SERIES

                                                                                             VALUE+
                                                                                             ------
Investments in Affiliated Investment Companies (100.0%)
  Investment in The U.S. Small Cap Series of
    The DFA Investment Trust Company (50.0%) (8,104,269 Shares)                         $   135,584,420
  Investment in The Japanese Small Company Series of
    The DFA Investment Trust Company (17.0%)                                                 46,038,202
  Investment in The Continental Small Company Series of
    The DFA Investment Trust Company (16.0%)                                                 43,284,037
  Investment in The United Kingdom Small Company Series of
    The DFA Investment Trust Company (10.8%)                                                 29,372,541
  Investment in The Asia Pacific Small Company Series of
    The DFA Investment Trust Company (6.2%)                                                  16,795,027
                                                                                        ---------------
    Total Investments in Affiliated Investment Companies (100.0%)
      (Cost $198,849,293)                                                               $   271,074,227
                                                                                        ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  THE            THE
                                                                   THE           GLOBAL         GLOBAL
                                                                  GLOBAL         LARGE          SMALL
                                                                  VALUE         COMPANY        COMPANY
                                                                  SERIES         SERIES         SERIES
                                                               ------------   ------------   ------------
ASSETS:
Investments in Affiliated Investment Companies at Value        $    210,595   $     96,984   $    271,074
Temporary Cash Investments at Value                                     401             76             --
Cash                                                                      1             --             --
Receivable for Fund Shares Sold                                         429             --            304
                                                               ------------   ------------   ------------
    Total Assets                                                    211,426         97,060        271,378
                                                               ------------   ------------   ------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                      429             --            304
   Due to Advisor                                                        --              6             --
Accrued Expenses and Other Liabilities                                   20             11             22
                                                               ------------   ------------   ------------
   Total Liabilities                                                    449             17            326
                                                               ------------   ------------   ------------
NET ASSETS                                                     $    210,977   $     97,043   $    271,052
                                                               ============   ============   ============
SHARES OUTSTANDING $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                       14,503,955     10,399,512     16,581,474
                                                               ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                              $      14.55   $       9.33   $      16.35
                                                               ============   ============   ============
Investments in Affiliated Investment Companies at Cost         $    152,872   $     75,970   $    198,849
                                                               ============   ============   ============
Temporary Cash Investments at Cost                             $        401   $         76   $         --
                                                               ============   ============   ============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                               THE GLOBAL     THE GLOBAL
                                                                THE GLOBAL       LARGE          SMALL
                                                                  VALUE         COMPANY        COMPANY
                                                                  SERIES        SERIES*        SERIES*
                                                               ------------   ------------   ------------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
    Investment Companies                                       $      4,687   $      1,282   $      1,232
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, and $166, respectively)                                          --            877          2,656
  Interest                                                                1             27             27
  Income from Securities Lending                                         --              4            299
  Expenses Allocated from Master Funds                                   --            (24)          (259)
                                                               ------------   ------------   ------------
      Total Investment Income                                         4,688          2,166          3,955
                                                               ------------   ------------   ------------
EXPENSES
  Accounting & Transfer Agent Fees                                       31             31             35
  Legal Fees                                                              4              5              9
  Audit Fees                                                              6              3              6
  Shareholders' Reports                                                   5              2              6
  Trustees' Fees & Expenses                                               2              1              2
  Other                                                                   1              1              1
                                                               ------------   ------------   ------------
      Total Expenses                                                     49             43             59
  Fees Waived, Expenses Reimbursed, and/or Previously
    Waived Fees Recovered by Advisor (Note C)                            --             73             --
                                                               ------------   ------------   ------------
  Net Expenses                                                           49            116             59
                                                               ------------   ------------   ------------
  NET INVESTMENT INCOME (LOSS)                                        4,639          2,050          3,896
                                                               ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
    Investment Companies                                              3,352             --          4,521
  Net Realized Gain (Loss) on Investment Securities Sold              3,070           (386)         8,575
  Net Realized Gain (Loss) on Futures                                    --             17             --
  Net Realized Gain (Loss) on Foreign Currency Transactions              --             --            (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                       16,492          7,456         15,025
    Futures                                                              --              5             --
    Translation of Foreign Currency Denominated Amounts                  --             --            (21)
                                                               ------------   ------------   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                            22,914          7,092         28,052
                                                               ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $     27,553   $      9,142   $     31,948
                                                               ============   ============   ============

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE GLOBAL              THE GLOBAL LARGE         THE GLOBAL SMALL
                                                           VALUE SERIES              COMPANY SERIES           COMPANY SERIES
                                                      -----------------------   -----------------------   -----------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                        $    4,639   $    1,929   $    2,050   $    1,563   $    3,896   $    2,156
  Capital Gain Distributions Received from
    Affiliated Investment Companies                        3,352           --           --           --        4,521           28
  Net Realized Gain (Loss) on Investment
    Securities Sold                                        3,070           (3)        (386)         (43)       8,575        3,136
  Net Realized Gain (Loss) on Futures                         --           --           17           60           --           --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --           --           --           --          (48)           6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency            16,492       28,743        7,456        8,516       15,025       29,778
    Futures                                                   --           --            5           11           --           --
    Translation of Foreign Currency Denominated
      Amounts                                                 --           --           --           --          (21)           4
                                                      ----------   ----------   ----------   ----------   ----------   ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                               27,553       30,669        9,142       10,107       31,948       35,108
                                                      ----------   ----------   ----------   ----------   ----------   ----------
Distributions From:
  Net Investment Income                                   (1,335)      (3,124)        (899)      (1,517)      (1,394)      (3,073)
  Net Short-Term Gains                                       (76)          --           --           --       (1,043)        (371)
  Net Long-Term Gains                                         --          (23)          --           --       (2,892)      (4,547)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions                                   (1,411)      (3,147)        (899)      (1,517)      (5,329)      (7,991)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
Capital Share Transactions (a):
  Shares Issued                                           70,676       45,646       35,317       28,412       52,296       34,317
  Shares Issued in Lieu of Cash Distributions              1,199        2,679          764        1,289        4,963        7,474
  Shares Redeemed                                        (56,375)          --      (29,187)        (845)        (965)      (8,641)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
  Net Increase (Decrease) from Capital Share
    Transactions                                          15,500       48,325        6,894       28,856       56,294       33,150
                                                      ----------   ----------   ----------   ----------   ----------   ----------
    Total Increase (Decrease) in Net Assets               41,642       75,847       15,137       37,446       82,913       60,267
NET ASSETS
  Beginning of Period                                    169,335       93,488       81,906       44,460      188,139      127,872
                                                      ----------   ----------   ----------   ----------   ----------   ----------
  End of Period                                       $  210,977   $  169,335   $   97,043   $   81,906   $  271,052   $  188,139
                                                      ==========   ==========   ==========   ==========   ==========   ==========
(a) SHARES ISSUED AND REDEEMED:
  Shares Issued                                            5,191        4,000        3,992        3,584        3,376        2,663
  Shares Issued in Lieu of Cash Distributions                 92          242           88          165          346          615
  Shares Redeemed                                         (4,084)          --       (3,280)        (106)         (64)        (653)
                                                      ----------   ----------   ----------   ----------   ----------   ----------
                                                           1,199        4,242          800        3,643        3,658        2,625
                                                      ==========   ==========   ==========   ==========   ==========   ==========
ACCUMULATED NET INVESTMENT INCOME (LOSS)              $    3,302   $       (2)  $    1,430   $      279   $    2,996   $      288

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     THE GLOBAL VALUE SERIES
                                                               -------------------------------------------------------------------
                                                                  YEAR          YEAR          YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED         ENDED         ENDED
                                                                NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                  2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $     12.73   $     10.32   $      8.17   $      9.07   $      9.52
                                                               -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                        0.33          0.17          2.11          0.11          0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)          1.60          2.54          0.14         (0.72)        (0.18)
                                                               -----------   -----------   -----------   -----------   -----------
    Total from Investment Operations                                  1.93          2.71          2.25         (0.61)        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                              (0.10)        (0.30)        (0.10)        (0.13)        (0.04)
  Net Realized Gains                                                 (0.01)           --            --         (0.16)        (0.38)
                                                               -----------   -----------   -----------   -----------   -----------
    Total Distributions                                              (0.11)        (0.30)        (0.10)        (0.29)        (0.42)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $     14.55   $     12.73   $     10.32   $      8.17   $      9.07
==================================================================================================================================
Total Return                                                         15.20%        26.81%        28.01%        (6.84)%       (0.49)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                          $   210,977   $   169,335   $    93,488   $    44,330   $     8,938
Ratio of Expenses to Average Net Assets (1)                           0.23%         0.27%        0.368%        0.375%        0.375%
Ratio of Expenses to Average Net Assets (excluding waivers
  and assumption of expenses and/or recovery of previously
  waived fees) (1)                                                    0.23%         0.25%        0.298%        0.465%        0.805%
Ratio of Net Investment Income to Average Net Assets                  2.36%         1.52%         1.96%         2.17%         2.21%

                                                                                   THE GLOBAL LARGE COMPANY SERIES
                                                               -------------------------------------------------------------------
                                                                  YEAR          YEAR          YEAR          YEAR          YEAR
                                                                  ENDED         ENDED         ENDED         ENDED         ENDED
                                                                NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                  2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $      8.53   $      7.46   $      6.36   $      7.47   $      8.91
                                                               -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                        0.20          0.16          0.10          0.10          0.10
  Net Gains (Losses) on Securities (Realized and Unrealized)          0.69          1.12          1.09         (1.12)        (1.46)
                                                               -----------   -----------   -----------   -----------   -----------
    Total from Investment Operations                                  0.89          1.28          1.19         (1.02)        (1.36)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                              (0.09)        (0.21)        (0.09)        (0.09)        (0.08)
  Net Realized Gains                                                    --            --            --            --            --
                                                               -----------   -----------   -----------   -----------   -----------
    Total Distributions                                              (0.09)        (0.21)        (0.09)        (0.09)        (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $      9.33   $      8.53   $      7.46   $      6.36   $      7.47
==================================================================================================================================
Total Return                                                         10.51%        17.46%        19.07%       (13.80)%     %(15.41)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                          $    97,043   $    81,906   $    44,460   $    21,083   $     7,404
Ratio of Expenses to Average Net Assets (1)                           0.33%         0.25%         0.25%         0.25%         0.25%
Ratio of Expenses to Average Net Assets (excluding waivers
  and assumption of expenses and/or recovery of previously
  waived fees) (1)                                                    0.26%         0.29%         0.37%         0.57%         0.88%
Ratio of Net Investment Income to Average Net Assets                  2.15%         2.48%         1.29%         1.01%         0.44%

                 See accompanying Notes to Financial Statements.

                                                                     THE GLOBAL SMALL COMPANY SERIES
                                                      --------------------------------------------------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                         2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $    14.56   $    12.42   $     8.59   $     9.08   $     9.10
                                                      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.27(2)      0.18         0.13         0.10         0.10
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             1.93         2.71         3.79        (0.47)        0.07
                                                      ----------   ----------   ----------   ----------   ----------
    Total from Investment Operations                        2.20         2.89         3.92        (0.37)        0.17
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    (0.11)       (0.28)       (0.09)       (0.10)       (0.05)
  Net Realized Gains                                       (0.30)       (0.47)          --        (0.02)       (0.14)
                                                      ----------   ----------   ----------   ----------   ----------
    Total Distributions                                    (0.41)       (0.75)       (0.09)       (0.12)       (0.19)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $    16.35   $    14.56   $    12.42   $     8.59   $     9.08
====================================================================================================================
Total Return                                               15.49%       24.50%       46.17%        4.20%        1.87%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  271,052   $  188,139   $  127,872   $   43,220   $    6,795
Ratio of Expenses to Average Net Assets (1)                 0.18%        0.21%        0.30%       0.375%       0.375%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of expenses
  and/or recovery of previously waived fees) (1)            0.18%        0.21%        0.26%       0.455%       1.065%
Ratio of Net Investment Income to Average Net Assets        1.76%        1.40%        1.55%        1.81%        1.98%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios of which The Global Value Series, The Global Large Company Series, and The Global Small Company Series (the "Global Funds") are presented in this section of the report.

     The Global Funds achieve their investment objectives by investing in eight portfolios within The DFA Investment Trust Company ("ITC") and one portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUNDS                               MASTER FUNDS
------------                               ------------
The Global Value Series                    The U.S. Large Cap Value Series (ITC)
The Global Large Company Series            The DFA International Value Series (ITC)
The Global Small Company Series            The U.S. Large Company Series (ITC)
                                           Large Cap International Portfolio (IDG)
                                           The U.S. Small Cap Series (ITC)
                                           The Japanese Small Company Series (ITC)
                                           The United Kingdom Small Company Series (ITC)
                                           The Asia Pacific Small Company Series (ITC)
                                           The Continental Small Company Series (ITC)

     The U.S. Large Cap Value Series, The DFA International Value Series, Large Cap International Portfolio and The U.S. Small Cap Series (the "Corporate Masters") are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series and The Continental Small Company Series (the "Partnership Masters") are organized as partnerships for federal income tax purposes.

     At November 30, 2005, all of the Global Funds owned less than 5% of any Master Fund's total net assets.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Global Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Corporate Masters held by the Global Funds are valued at their respective daily net asset values. The Global Funds investments reflect each of their proportionate interest in the net assets of their respective Partnership Masters.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA

International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Trust or Global Funds are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The Global Large Company Series and The Global Small Company Series, each receive their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Partnership Masters.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds.

     Pursuant to a Fee Expense Waiver and Assumption Agreement, the Advisor has contractually agreed to waive its fees and to assume each Global Fund's expenses (including the expenses the Global Funds bear as a shareholder of their Master Funds) to the extent necessary to limit the expenses of each Global Fund to 0.375% of average daily net assets on an annualized basis. Prior to March 30, 2005, The Global Large Company Series expenses were limited to 0.25% of average daily net assets. At any time that the annualized expenses of a Global Fund are less than the rate listed above for such Global Fund on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Global Funds' annualized expenses to exceed the applicable percentage of average net assets as listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement shall remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. At November 30, 2005, The Global Funds had no waivers or fees subject to future reimbursement to the Advisor.

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

        The Global Value Series                                $  3
        The Global Large Company Series                           2
        The Global Small Company Series                           4

E. FEDERAL INCOME TAXES:

     Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                INCREASE           INCREASE
                                                               (DECREASE)         (DECREASE)
                                             INCREASE         UNDISTRIBUTED       ACCUMULATED
                                            (DECREASE)       NET INVESTMENT      NET REALIZED
                                         PAID-IN CAPITAL         INCOME         GAINS/(LOSSES)
                                         ---------------     --------------     --------------
The Global Value Series                  $             4                 --     $           (4)
The Global Small Company Series                        2     $          200               (202)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                         INCOME
                                          AND
                                       SHORT-TERM        LONG-TERM       RETURN OF
                                     CAPITAL GAINS     CAPITAL GAINS      CAPITAL           TOTAL
                                     --------------    -------------     ---------        --------
The Global Value Series
2005                                    $  1,411               --               --        $  1,411
2004                                       3,103         $     21         $     23           3,147
The Global Large Company Series
2005                                         899               --               --             899
2004                                       1,517               --               --           1,517
The Global Small Company Series
2005                                       2,437            2,892               --           5,329
2004                                       3,444            4,547               --           7,991

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED                                          TOTAL NET
                                   NET INVESTMENT                                        DISTRIBUTABLE
                                     INCOME AND      UNDISTRIBUTED        CAPITAL          EARNINGS/
                                     SHORT-TERM        LONG-TERM           LOSS          (ACCUMULATED
                                    CAPITAL GAINS    CAPITAL GAINS     CARRYFORWARD         LOSSES)
                                   --------------    -------------     ------------      -------------
The Global Value Series            $        4,545    $       5,179               --      $       9,724
The Global Large Company Series             1,434               --     $     (1,759)              (325)
The Global Small Company Series             4,230           11,275               --             15,505

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Global Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                           EXPIRES ON NOVEMBER 30,
                                  -----------------------------------------
                                    2009       2010       2011       2013       TOTAL
                                  --------   --------   --------   --------   --------
The Global Large Company Series   $    508   $    625   $    484   $    142   $  1,759

     Some of the investments held by the Master Funds of the Global Small Company Series are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Global Small Company Series are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, The Global Small Company Series received unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies (in thousands) of $384 and $237, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                              NET
                                                                                          UNREALIZED
                                        FEDERAL       UNREALIZED        UNREALIZED       APPRECIATION/
                                       TAX COST      APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
                                     ------------    ------------     --------------    --------------
The Global Value Series              $    153,461    $     57,722     $         (187)   $       57,535
The Global Large Company Series            76,833          21,014               (787)           20,227
The Global Small Company Series           199,321          72,229               (476)           71,753

F. COMPONENTS OF NET ASSETS:

     At November 30, 2005 net assets consisted of (amounts in thousands):

                                                                                         UNREALIZED
                                                          ACCUMULATED                   APPRECIATION
                                                         NET REALIZED                  (DEPRECIATION)
                                          ACCUMULATED        GAIN        ACCUMULATED    OF INVESTMENT     UNREALIZED
                                             NET          (LOSS) OF     NET REALIZED     SECURITIES,     NET FOREIGN
                                          INVESTMENT      INVESTMENT       FOREIGN         FOREIGN         EXCHANGE
                              PAID-IN       INCOME        SECURITIES       EXCHANGE      CURRENCY AND        GAIN       TOTAL NET
                              CAPITAL       (LOSS)        AND FUTURES    GAIN (LOSS)       FUTURES          (LOSS)       ASSETS
                            -----------  ------------   --------------  -------------  --------------  --------------  -----------
The Global Value Series     $   143,721  $      3,302   $        6,231             --  $       57,723              --  $   210,977
The Global Large Company
  Series                         77,188         1,430           (2,589)            --          21,014              --       97,043
The Global Small Company
  Series                        183,806         2,996           12,080  $         (48)         72,225  $           (7)     271,052

G. FINANCIAL INSTRUMENTS:

     In accordance with the Global Funds' investment objectives and policies, the Global Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Global Funds under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2, 2006. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the year ended November 30, 2005.

I. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. OTHER:

     At November 30, 2005, one shareholder held 100% of the outstanding shares of each of the Global Funds. The shareholder may be an omnibus account, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Value Series, The Global Large Company Series and The Global Small Company Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                    BEGINNING        ENDING                       EXPENSES
                                     ACCOUNT         ACCOUNT      ANNUALIZED        PAID
                                      VALUE           VALUE         EXPENSE        DURING
                                     06/01/05       11/30/05         RATIO        PERIOD*
                                    ----------    ------------    ----------    -----------
Actual Fund Return                  $ 1,000.00    $   1,112.10          0.37%   $      1.96
Hypothetical 5% Annual Return       $ 1,000.00    $   1,023.21          0.37%   $      1.88

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                        DISCLOSURE OF PORTFOLIO EXPENSES
                                   (UNAUDITED)


     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                       44.9%
Consumer Discretionary                            9.4
Industrials                                       7.9
Consumer Staples                                  6.3
Energy                                            6.2
Health Care                                       5.8
Telecommunication Services                        5.7
Materials                                         5.6
Information Technology                            4.2
Utilities                                         3.6
Other                                             0.4
                                                -----
                                                100.0%
                                                =====

                        LARGE CAP INTERNATIONAL PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                               ------------   --------------   ---------------
JAPAN -- (24.2%)
COMMON STOCKS -- (24.2%)
  Canon, Inc.                                                        83,000   $    4,656,761              0.4%
  Mitsubishi UFJ Financial Group, Inc.                                  729        9,164,149              0.8%
  Mizuho Financial Group, Inc.                                          983        6,900,333              0.6%
  Nippon Telegraph & Telephone Corp.                                  2,177        9,774,905              0.9%
  NTT Docomo, Inc.                                                    6,017        9,354,096              0.8%
 *Resona Holdings, Inc.                                               1,412        4,536,348              0.4%
  Sumitomo Mitsui Financial Group, Inc.                                 483        4,537,377              0.4%
  Takeda Pharmaceutical Co., Ltd.                                    87,900        4,814,775              0.4%
  Toyota Motor Credit Corp.                                         274,900       13,275,692              1.2%
##Other Securities                                                               215,195,459             19.2%
                                                                              --------------            -----
TOTAL -- JAPAN                                                                   282,209,895             25.1%
                                                                              --------------            -----

UNITED KINGDOM -- (23.0%)
COMMON STOCKS -- (23.0%)
  Anglo America P.L.C.                                              157,976        4,944,205              0.4%
  AstraZeneca P.L.C.                                                170,638        7,836,099              0.7%
  Barclays P.L.C.                                                   720,934        7,322,088              0.7%
  BP P.L.C.                                                       2,255,040       24,758,373              2.2%
  British American Tobacco P.L.C.                                   273,139        5,929,016              0.5%
  Diageo P.L.C.                                                     314,077        4,519,908              0.4%
  Glaxosmithkline P.L.C.                                            622,483       15,383,811              1.4%
  HBOS P.L.C.                                                       431,353        6,487,479              0.6%
  HSBC Holdings P.L.C.                                            1,242,796       19,834,931              1.8%
  Lloyds TSB Group P.L.C.                                           628,751        5,092,220              0.5%
  Rio Tinto P.L.C.                                                  114,511        4,633,440              0.4%
  Royal Bank of Scotland Group P.L.C.                               354,551       10,083,596              0.9%
  Royal Dutch Shell P.L.C. Series B                                 292,404        9,430,751              0.8%
  Tesco P.L.C.                                                      866,339        4,526,649              0.4%
  Vodafone Group P.L.C.                                           6,964,169       14,984,012              1.3%
  Other Securities                                                               121,599,083             10.8%
                                                                              --------------            -----
TOTAL -- UNITED KINGDOM                                                          267,365,661             23.8%
                                                                              --------------            -----
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
  AXA SA                                                            150,101        4,507,770              0.4%
  BNP Paribas SA                                                     82,201        6,477,476              0.6%
  France Telecom SA                                                 231,887        5,782,734              0.5%
  L'Oreal                                                            64,016        4,613,599              0.4%
  Sanofi-Aventis                                                    107,019        8,606,912              0.8%
  Total SA                                                           56,938       14,205,504              1.3%
##Other Securities                                                                60,522,393              5.3%
                                                                              --------------            -----
TOTAL -- FRANCE                                                                  104,716,388              9.3%
                                                                              --------------            -----
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
  Credit Suisse Group                                               121,711        5,904,171              0.5%
  Nestle SA, Cham und Vevey                                          40,945       12,089,905              1.1%
  Novartis AG                                                       236,286       12,349,221              1.1%
  Roche Holding AG Genusschein                                       68,950       10,319,756              0.9%
  UBS AG                                                            104,483        9,613,765              0.9%
  Other Securities                                                                28,572,685              2.5%
                                                                              --------------            -----
TOTAL -- SWITZERLAND                                                              78,849,503              7.0%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                               ------------   --------------   ---------------
GERMANY -- (6.6%)
COMMON STOCKS -- (6.6%)
  Allianz AG                                                         36,680   $    5,324,372              0.5%
  Deutsche Bank AG                                                   50,797        4,953,421              0.4%
  Deutsche Telekom AG                                               354,516        5,887,613              0.5%
  E.ON AG                                                            64,274        6,114,663              0.5%
  SAP AG (Systeme Anwendungen Produkte in der
  Datenverarbeitung)                                                 25,996        4,693,109              0.4%
  Siemens AG                                                         81,983        6,202,265              0.6%
##Other Securities                                                                44,227,469              4.0%
                                                                              --------------            -----
TOTAL -- GERMANY                                                                  77,402,912              6.9%
                                                                              --------------            -----
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  BHP Billiton, Ltd.                                                360,962        5,796,038              0.5%
##Other Securities                                                                51,767,096              4.6%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                               57,563,134              5.1%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                    11,719              0.0%
                                                                              --------------            -----
TOTAL -- AUSTRALIA                                                                57,574,853              5.1%
                                                                              --------------            -----
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  ABN AMRO Holding NV                                               189,858        4,667,557              0.4%
  ING Groep NV                                                      219,463        7,089,772              0.6%
  Royal Dutch Shell P.L.C. Series A                                 419,075       12,905,561              1.1%
##Other Securities                                                                26,813,317              2.5%
                                                                              --------------            -----
TOTAL -- NETHERLANDS                                                              51,476,207              4.6%
                                                                              --------------            -----
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
  Banco Santander Central Hispanoamerica SA                         566,687        7,180,342              0.6%
  Telefonica de Espana SA                                           405,073        5,972,800              0.5%
##Other Securities                                                                26,563,800              2.4%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                               39,716,942              3.5%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                     1,617              0.0%
                                                                              --------------            -----
TOTAL -- SPAIN                                                                    39,718,559              3.5%
                                                                              --------------            -----
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
  Eni SpA                                                           248,117        6,723,062              0.6%
##Other Securities                                                                30,329,367              2.7%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                               37,052,429              3.3%
                                                                              --------------            -----
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                    20,008              0.0%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       154              0.0%
                                                                              --------------            -----
TOTAL -- ITALY                                                                    37,072,591              3.3%
                                                                              --------------            -----
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
  Telefon AB L.M. Ericsson Series B                               1,508,800        4,900,182              0.4%
##Other Securities                                                                20,249,488              1.8%
                                                                              --------------            -----
TOTAL -- SWEDEN                                                                   25,149,670              2.2%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                               ------------   --------------   ---------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
##Other Securities                                                            $   20,777,901              1.8%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                    23,460              0.0%
                                                                              --------------            -----
TOTAL -- HONG KONG                                                                20,801,361              1.8%
                                                                              --------------            -----
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
  Nokia Oyj                                                         422,721        7,205,019              0.7%
##Other Securities                                                                 8,329,617              0.7%
                                                                              --------------            -----
TOTAL -- FINLAND                                                                  15,534,636              1.4%
                                                                              --------------            -----
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                11,519,115              1.0%
                                                                              --------------            -----
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                 9,899,663              0.9%
                                                                              --------------            -----
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
##Other Securities                                                                 8,877,957              0.8%
                                                                              --------------            -----
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                 7,646,527              0.7%
                                                                              --------------            -----
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                 7,324,049              0.6%
                                                                              --------------            -----
GREECE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                                 5,443,333              0.5%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                    14,633              0.0%
                                                                              --------------            -----
TOTAL -- GREECE                                                                    5,457,966              0.5%
                                                                              --------------            -----
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                 3,858,722              0.3%
                                                                              --------------            -----
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                 3,484,980              0.3%
                                                                              --------------            -----
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                 3,040,783              0.3%
                                                                              --------------            -----
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                 1,804,205              0.2%
                                                                              --------------            -----

                                                                   FACE                          PERCENTAGE
                                                                  AMOUNT              VALUE++  OF NET ASSETS**
                                                               ------------   ---------------  ---------------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
~ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $2,211,263 U.S. STRIPS, 11/15/10,
    valued at $1,794,858) to be repurchased
    at $1,759,665                                              $      1,759   $     1,759,472             0.1%
~ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
    (Collateralized by $45,912,961 U.S. STRIPS, maturities
    ranging from 02/15/09 to 02/15/13, valued at $38,760,000)
    to be repurchased at $38,004,191                                 38,000        38,000,000             3.4%
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $3,720,000 FHLMC Notes
    4.00%, 09/22/09, valued at $3,645,600) to be repurchased
    at $3,591,387                                                     3,591         3,591,000             0.3%
                                                                              ---------------           -----
  TOTAL TEMPORARY CASH INVESTMENTS                                                 43,350,472             3.8%
                                                                              ---------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $953,163,493)                                                         $ 1,164,136,675           103.4%
                                                                              ===============           =====

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        LARGE CAP INTERNATIONAL PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2005
       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $39,580 of securities on loan)   $  1,120,787
Temporary Cash Investments at Value                                    43,350
Foreign Currencies at Value                                             2,060
Cash                                                                       15
Receivables:
  Investment Securities Sold                                              193
  Dividends, Interest, and Tax Reclaims                                 2,785
  Securities Lending Income                                                49
  Fund Shares Sold                                                        648
Prepaid Expenses and Other Assets                                          20
                                                                 ------------
    Total Assets                                                    1,169,907
                                                                 ------------

LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                     39,759
  Investment Securities Purchased                                       3,952
  Fund Shares Redeemed                                                    349
  Due to Advisor                                                          233
Accrued Expenses and Other Liabilities                                    159
                                                                 ------------
    Total Liabilities                                                  44,452
                                                                 ------------
NET ASSETS                                                       $  1,125,455
                                                                 ============
SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 150,000,000 Shares)                                  59,230,123
                                                                 ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE         $      19.00
                                                                 ============

Investments at Cost                                              $    909,813
                                                                 ============
Temporary Cash Investments at Cost                               $     43,350
                                                                 ============
Foreign Currencies at Cost                                       $      2,060
                                                                 ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,979)             $     26,368
  Interest                                                                 199
  Income from Securities Lending                                           837
                                                                  ------------
      Total Investment Income                                           27,404
                                                                  ------------

EXPENSES
  Investment Advisory Services Fees                                      2,460
  Accounting & Transfer Agent Fees                                         701
  Custodian Fees                                                           314
  Legal Fees                                                                 6
  Audit Fees                                                                35
  Filing Fees                                                               78
  Shareholders' Reports                                                     45
  Directors' Fees and Expenses                                               8
  Other                                                                     36
                                                                  ------------
      Total Expenses                                                     3,683
                                                                  ------------
  Net Expenses                                                           3,683
                                                                  ------------
  NET INVESTMENT INCOME (LOSS)                                          23,721
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                  (104)
  Net Realized Gain (Loss) on Foreign Currency Transactions               (200)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                          95,893
    Translation of Foreign Currency Denominated Amounts                   (130)
                                                                  ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                               95,459
                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $    119,180
                                                                  ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR           YEAR
                                                                        ENDED          ENDED
                                                                      NOV. 30,       NOV. 30,
                                                                        2005           2004
                                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                      $     23,721   $     14,084
  Net Realized Gain (Loss) on Investment Securities Sold                    (104)         2,103
  Net Realized Gain (Loss) on Foreign Currency Transactions                 (200)           (15)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                            95,893        119,249
    Translation of Foreign Currency Denominated Amounts                     (130)            32
                                                                    ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations        119,180        135,453
                                                                    ------------   ------------
Distributions From:
  Net Investment Income                                                  (25,310)       (20,560)
                                                                    ------------   ------------
    Total Distributions                                                  (25,310)       (20,560)
                                                                    ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                                          300,290        291,666
  Shares Issued in Lieu of Cash Distributions                             23,672         19,638
  Shares Redeemed                                                       (137,260)       (85,437)
                                                                    ------------   ------------
  Net Increase (Decrease) from Capital Share Transactions                186,702        225,867
                                                                    ------------   ------------
    Total Increase (Decrease) in Net Assets                              280,572        340,760
NET ASSETS
  Beginning of Period                                                    844,883        504,123
                                                                    ------------   ------------
  End of Period                                                     $  1,125,455   $    844,883
                                                                    ============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                         16,677         18,507
    Shares Issued in Lieu of Cash Distributions                            1,334          1,271
    Shares Redeemed                                                       (7,582)        (5,382)
                                                                    ------------   ------------
                                                                          10,429         14,396
                                                                    ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                            $       (207)  $      1,463

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                        NOV. 30        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      17.31   $      14.65   $      12.10   $      13.90   $      17.30
                                                      ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.44           0.31           0.25           0.22           0.25
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 1.72           2.86           2.51          (1.79)         (3.38)
                                                      ------------   ------------   ------------   ------------   ------------
    Total from Investment Operations                          2.16           3.17           2.76          (1.57)         (3.13)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.47)         (0.51)         (0.21)         (0.23)         (0.22)
  Net Realized Gains                                            --             --             --             --          (0.05)
                                                      ------------   ------------   ------------   ------------   ------------
    Total Distributions                                      (0.47)         (0.51)         (0.21)         (0.23)         (0.27)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      19.00   $      17.31   $      14.65   $      12.10   $      13.90
==============================================================================================================================
Total Return                                                 12.73%         22.09%         23.32%        (11.50)%       (18.42)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  1,125,455   $    844,883   $    504,123   $    337,367   $    344,871
Ratio of Expenses to Average Net Assets                       0.37%          0.41%          0.43%          0.44%          0.45%
Ratio of Net Investment Income to
  Average Net Assets                                          2.41%          2.07%          2.10%          1.74%          1.65%
Portfolio Turnover Rate                                          4%             1%             1%             9%             4%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourty-one portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this section of the report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange
(NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $17.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio.

     For the year ended November 30, 2005, the Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.25 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Portfolio made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                Purchases                  $   225,076
                Sales                           37,559

     There were no purchases and sales of U.S. Government Securities during the year ended November 30, 2005.

E. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, undistributed net investment income and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                      INCREASE                      INCREASE
                INCREASE             (DECREASE)                    (DECREASE)
               (DECREASE)           UNDISTRIBUTED               ACCUMULATED NET
            PAID-IN CAPITAL     NET INVESTMENT INCOME       REALIZED GAINS/(LOSSES)
            ---------------     ---------------------       -----------------------
                 $  (43)                 $  124                     $  (81)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                NET INVESTMENT
                                    INCOME
                                AND SHORT-TERM
                                 CAPITAL GAINS          TOTAL
                                --------------       ----------
            2005                $        25,310      $   25,310
            2004                         20,560          20,560

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

            UNDISTRIBUTED                             TOTAL NET
            NET INVESTMENT                          DISTRIBUTABLE
              INCOME AND           CAPITAL            EARNINGS/
              SHORT-TERM            LOSS             (ACCUMULATED
            CAPITAL GAINS       CARRYFORWARD           LOSSES)
            -------------       ------------        -------------
            $       6,787       $    (19,322)       $     (12,535)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                           EXPIRES ON NOVEMBER 30,
                  -----------------------------------------
                    2009       2010       2011       2013       TOTAL
                  --------   --------   --------   --------   --------
                  $    357   $ 18,180   $    533   $    252   $ 19,322

     Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $6,977 and $214, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
                     FEDERAL       UNREALIZED       UNREALIZED    APPRECIATION/
                    TAX COST      APPRECIATION    (DEPRECIATION)  (DEPRECIATION)
                  -------------   -------------   --------------  --------------
                  $     960,950   $     259,590   $      (56,403) $      203,187

F. COMPONENTS OF NET ASSETS:

    At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                       UNREALIZED
                                                    ACCUMULATED      ACCUMULATED      APPRECIATION
                                                    NET REALIZED     NET REALIZED  (DEPRECIATION) OF   UNREALIZED
                                    ACCUMULATED    GAIN (LOSS) OF      FOREIGN         INVESTMENT      NET FOREIGN
                     PAID-IN      NET INVESTMENT     INVESTMENT     EXCHANGE GAIN    SECURITIES AND   EXCHANGE GAIN   TOTAL NET
                     CAPITAL       INCOME (LOSS)     SECURITIES        (LOSS)       FOREIGN CURRENCY      (LOSS)        ASSETS
                  ------------   ---------------   --------------   -------------  -----------------  -------------  ------------
                  $    934,883   $          (207)  $      (19,932)  $        (200) $         210,974  $         (63) $  1,125,455

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

            WEIGHTED       WEIGHTED       NUMBER OF    INTEREST     MAXIMUM AMOUNT
            AVERAGE        AVERAGE          DAYS        EXPENSE    BORROWED DURING
         INTEREST RATE   LOAN BALANCE    OUTSTANDING   INCURRED       THE PERIOD
         -------------   ------------    -----------   --------    ---------------
              4.62%      $      1,000            1           --    $         1,000

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2005.

I. SECURITIES LENDING:

     As of November 30, 2005, some of the Portfolio's securities were on loan to broker/dealers, for which the Portfolio held cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of foreign securities are secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. OTHER:

     At November 30, 2005, one shareholder held approximately 56% of the outstanding shares of the Portfolio. One or more shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF LARGE CAP INTERNATIONAL PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap International Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                            BEGINNING        ENDING                        EXPENSES
                                             ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                              VALUE          VALUE         EXPENSE          DURING
                                             06/01/05       11/30/05        RATIO          PERIOD*
                                           ------------   ------------   ------------    ------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                         $   1,000.00   $   1,059.30           0.05%   $       0.26
Hypothetical 5% Annual Return              $   1,000.00   $   1,024.82           0.05%   $       0.25

THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                         $   1,000.00   $   1,092.40           0.14%   $       0.73
Hypothetical 5% Annual Return              $   1,000.00   $   1,024.37           0.14%   $       0.71

                                            BEGINNING        ENDING                        EXPENSES
                                             ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                              VALUE          VALUE         EXPENSE          DURING
                                             06/01/05       11/30/05        RATIO          PERIOD*
                                           ------------   ------------   ------------    ------------
THE U.S. SMALL CAP SERIES
Actual Fund Return                         $   1,000.00   $   1,120.00           0.07%   $       0.37
Hypothetical 5% Annual Return              $   1,000.00   $   1,024.72           0.07%   $       0.36

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                         $   1,000.00   $   1,130.00           0.26%   $       1.39
Hypothetical 5% Annual Return              $   1,000.00   $   1,023.76           0.26%   $       1.32

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                         $   1,000.00   $   1,202.70           0.21%   $       1.16
Hypothetical 5% Annual Return              $   1,000.00   $   1,024.02           0.21%   $       1.07

THE ASIA PACIFIC SMALL COMPANY SERIES
Actual Fund Return                         $   1,000.00   $   1,112.10           0.26%   $       1.38
Hypothetical 5% Annual Return              $   1,000.00   $   1,023.76           0.26%   $       1.32

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                         $   1,000.00   $   1,100.60           0.22%   $       1.16
Hypothetical 5% Annual Return              $   1,000.00   $   1,023.97           0.22%   $       1.12

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                         $   1,000.00   $   1,103.60           0.23%   $       1.21
Hypothetical 5% Annual Return              $   1,000.00   $   1,023.92           0.23%   $       1.17

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE COMPANY SERIES
Financials                                            20.2%
Information Technology                                15.6
Health Care                                           12.8
Industrials                                           10.8
Consumer Discretionary                                10.6
Consumer Staples                                       9.6
Energy                                                 8.3
Utilities                                              3.3
Telecommunication Services                             3.1
Materials                                              3.0
Other                                                  1.9
REITS                                                  0.8
                                                     -----
                                                     100.0%
                                                     =====

THE U.S. LARGE CAP VALUE SERIES
Financials                                            31.9%
Consumer Discretionary                                24.7
Industrials                                            9.8
Energy                                                 7.6
Telecommunication Services                             6.3
Information Technology                                 6.1
Materials                                              5.8
Consumer Staples                                       3.9
Health Care                                            3.5
Utilities                                              0.4
                                                     -----
                                                     100.0%
                                                     =====

THE U.S. SMALL CAP SERIES
Information Technology                                21.3%
Consumer Discretionary                                16.7
Industrials                                           16.4
Health Care                                           13.9
Financials                                            13.4
Energy                                                 6.0
Materials                                              5.2
Consumer Staples                                       3.4
Utilities                                              2.4
Telecommunication Services                             1.3
                                                     -----
                                                     100.0%
                                                     =====

THE DFA INTERNATIONAL VALUE SERIES
Financials                                            38.2%
Consumer Discretionary                                18.4
Materials                                             11.4
Industrials                                           11.1
Telecommunication Services                             6.6
Consumer Staples                                       4.0
Utilities                                              3.4
Energy                                                 2.9
Information Technology                                 2.3
Other                                                  1.0
Health Care                                            0.7
                                                     -----
                                                     100.0%
                                                     =====

THE JAPANESE SMALL COMPANY SERIES
Industrials                                           29.0%
Consumer Discretionary                                22.2
Information Technology                                12.2
Materials                                             10.7
Financials                                            10.6
Consumer Staples                                       9.3
Health Care                                            4.0
Energy                                                 1.1
Utilities                                              0.6
Other                                                  0.2
Telecommunication Services                             0.1
                                                     -----
                                                     100.0%
                                                     =====

THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary                                22.2%
Industrials                                           19.2
Financials                                            15.4
Materials                                             13.2
Information Technology                                 7.2
Health Care                                            6.9
Energy                                                 6.8
Consumer Staples                                       5.6
Utilities                                              1.8
Telecommunication Services                             1.1
Other                                                  0.6
                                                     -----
                                                     100.0%
                                                     =====

THE UNITED KINGDOM SMALL COMPANY SERIES
Industrials                                           28.5%
Consumer Discretionary                                19.9
Financials                                            15.3
Health Care                                           11.9
Information Technology                                 8.8
Energy                                                 5.9
Consumer Staples                                       5.0
Materials                                              3.4
Telecommunication Services                             0.9
Utilities                                              0.3
Other                                                  0.1
                                                     -----
                                                     100.0%
                                                     =====

THE CONTINENTAL SMALL COMPANY SERIES
Industrials                                           25.7%
Financials                                            17.6
Consumer Discretionary                                16.8
Information Technology                                10.9
Health Care                                            7.8
Materials                                              7.8
Consumer Staples                                       6.9
Energy                                                 3.7
Utilities                                              1.9
Telecommunication Services                             0.6
Other                                                  0.3
                                                     -----
                                                     100.0%
                                                     =====

                          THE U.S. LARGE COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES           VALUE+   OF NET ASSETS**
                                                                     ------           ------   ---------------
COMMON STOCKS -- (87.0%)
Financials -- (18.4%)
  American Express Co.                                              456,700   $   23,483,514              0.6%
 #American International Group, Inc.                                955,100       64,125,414              1.5%
 #Bank of America Corp.                                           1,478,800       67,862,132              1.6%
  Citigroup, Inc.                                                 1,902,800       92,380,940              2.2%
  JPMorgan Chase & Co.                                            1,292,900       49,453,425              1.2%
 #Merrill Lynch & Co., Inc.                                         340,900       22,642,578              0.5%
  Morgan Stanley                                                    399,700       22,395,191              0.5%
  The Goldman Sachs Group, Inc.                                     171,100       22,065,056              0.5%
  U.S. Bancorp                                                      672,700       20,369,356              0.5%
 #Wachovia Corp.                                                    580,500       30,998,700              0.7%
 #Wells Fargo & Co.                                                 621,300       39,048,705              0.9%
##Other Securities                                                               425,177,155             10.1%
                                                                              --------------            -----
Total Financials                                                                 880,002,166             20.8%
                                                                              --------------            -----
Information Technology -- (13.6%)
 *Apple Computer, Inc.                                              305,400       20,712,228              0.5%
 *Cisco Sytems, Inc.                                              2,352,100       41,255,834              1.0%
*#Dell, Inc.                                                        882,400       26,613,184              0.6%
  Hewlett-Packard Co.                                             1,054,400       31,284,048              0.7%
  Intel Corp.                                                     2,242,500       59,829,900              1.4%
  International Business Machines Corp.                             587,300       52,210,970              1.2%
  Microsoft Corp.                                                 3,390,800       93,959,068              2.2%
  Motorola, Inc.                                                    908,700       21,890,583              0.5%
  Qualcomm, Inc.                                                    600,100       27,286,547              0.7%
##Other Securities                                                               272,270,443              6.5%
                                                                              --------------            -----
Total Information Technology                                                     647,312,805             15.3%
                                                                              --------------            -----
Health Care -- (11.1%)
  Abbott Laboratories                                               572,100       21,573,891              0.5%
 *Amgen, Inc.                                                       454,100       36,750,313              0.9%
 #Eli Lilly & Co.                                                   417,300       21,073,650              0.5%
 #Johnson & Johnson                                               1,094,800       67,603,900              1.6%
  Medtronic, Inc.                                                   445,700       24,767,549              0.6%
 #Merck & Co., Inc.                                                 808,100       23,758,140              0.6%
  Pfizer, Inc.                                                    2,712,700       57,509,240              1.4%
  UnitedHealth Group, Inc.                                          464,900       27,828,914              0.7%
  Wyeth                                                             493,600       20,514,016              0.5%
##Other Securities                                                               229,724,829              5.2%
                                                                              --------------            -----
Total Health Care                                                                531,104,442             12.5%
                                                                              --------------            -----
Industrials -- (9.9%)
  3M Co.                                                            281,600       22,099,968              0.5%
  Boeing Co.                                                        302,000       20,593,380              0.5%
  General Electric Co.                                            3,901,600      139,365,152              3.3%
 #Tyco International, Ltd.                                          744,900       21,244,548              0.5%
 #United Parcel Service, Inc.                                       407,500       31,744,250              0.7%
  United Technologies Corp.                                         377,200       20,308,448              0.5%
##Other Securities                                                               216,492,746              5.1%
                                                                              --------------            -----
Total Industrials                                                                471,848,492             11.1%
                                                                              --------------            -----
Consumer Discretionary -- (9.4%)
*#Comcast Corp. Class A                                             808,200       21,336,480              0.5%
  Home Depot, Inc.                                                  787,700       32,910,106              0.8%
  Time Warner, Inc.                                               1,727,700       31,064,046              0.7%
##Other Securities                                                               362,683,579              8.6%
                                                                              --------------            -----
Total Consumer Discretionary                                                     447,994,211             10.6%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES            VALUE+  OF NET ASSETS**
                                                                     ------            ------  ---------------
Consumer Staples -- (8.3%)
  Altria Group, Inc.                                                763,800   $    55,597,002             1.3%
  Coca-Cola Co.                                                     764,200        32,623,698             0.8%
  PepsiCo, Inc.                                                     614,600        36,384,320             0.9%
 #Procter & Gamble Co.                                            1,264,327        72,306,861             1.7%
 #Wal-Mart Stores, Inc.                                             919,200        44,636,352             1.1%
##Other Securities                                                                154,928,713             3.5%
                                                                              ---------------           -----
Total Consumer Staples                                                            396,476,946             9.3%
                                                                              ---------------           -----
Energy -- (8.1%)
  Chevron Corp.                                                     828,800        47,498,528             1.1%
 #ConocoPhillips                                                    512,300        30,999,273             0.7%
 #Exxon Mobil Corp.                                               2,320,600       134,664,418             3.2%
 #Schlumberger, Ltd.                                                216,500        20,725,545             0.5%
##Other Securities                                                                151,088,459             3.6%
                                                                              ---------------           -----
Total Energy                                                                      384,976,223             9.1%
                                                                              ---------------           -----
Utilities -- (2.9%)
##Total Utilities                                                                 138,115,863             3.3%
                                                                              ---------------           -----
Telecommunication Services -- (2.7%)
*#AT&T, Inc.                                                      1,446,084        36,021,952             0.9%
 #Sprint Nextel Corp.                                             1,079,500        27,030,680             0.6%
 #Verizon Communications, Inc.                                    1,017,700        32,546,046             0.8%
##Other Securities                                                                 33,945,366             0.8%
                                                                              ---------------           -----
Total Telecommunication Services                                                  129,544,044             3.1%
                                                                              ---------------           -----
Materials -- (2.6%)
##Total Materials                                                                 125,149,162             2.9%
                                                                              ---------------           -----
TOTAL COMMON STOCKS                                                             4,152,524,354            98.0%
                                                                              ---------------           -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (13.0%)
~ Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
    12/01/05 (Collateralized by $555,340,000 U.S. Treasury
    Note 4.50%, 11/15/10, valued at $558,763,488)
    to be repurchased at $547,864,300                          $    547,804       547,804,194            12.9%

  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $76,285,000 FHLMC
    4.00%, 09/22/09, valued at $74,759,300) to be
    repurchased at $73,661,938                                       73,654        73,654,000             1.7%
                                                                              ---------------           -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  621,458,194            14.6%
                                                                              ---------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,688,324,717)                                                       $ 4,773,982,548           112.6%
                                                                              ===============           =====

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES           VALUE+   OF NET ASSETS**
                                                                     ------            ------  ---------------
COMMON STOCKS -- (92.0%)
Financials -- (29.4%)
  Allstate Corp.                                                  1,791,600   $  100,508,760              1.7%
  Bear Stearns Companies, Inc.                                      373,770       41,484,732              0.7%
  Chubb Corp.                                                       453,200       43,887,888              0.8%
  CIT Group, Inc.                                                   877,400       43,431,300              0.7%
  Countrywide Financial Corp.                                     2,467,573       85,896,216              1.5%
  Hartford Financial Services Group, Inc.                         1,173,900      102,563,643              1.8%
  JPMorgan Chase & Co.                                            2,244,400       85,848,300              1.5%
  Lincoln National Corp.                                            809,100       42,057,018              0.7%
  Loews Corp.                                                       878,634       84,858,472              1.5%
 #MBIA, Inc.                                                        673,150       41,587,207              0.7%
 #MetLife, Inc.                                                   3,393,398      174,556,393              3.0%
  Principal Financial Group, Inc.                                 1,125,700       57,039,219              1.0%
  Prudential Financial, Inc.                                      1,887,800      146,115,720              2.5%
  The St. Paul Travelers Companies, Inc.                          3,050,909      141,958,796              2.4%
##Other Securities                                                               659,781,381             11.3%
                                                                              --------------            -----
Total Financials                                                               1,851,575,045             31.8%
                                                                              --------------            -----
Consumer Discretionary -- (22.6%)
#*AutoNation, Inc.                                                2,057,600       42,633,472              0.7%
 #Clear Channel Communications, Inc.                              1,942,666       63,253,205              1.1%
 *Comcast Corp. Class A                                           4,351,825      114,888,180              2.0%
  Federated Department Stores, Inc.                                 757,315       48,793,805              0.8%
 #Ford Motor Co.                                                  6,812,600       55,386,438              0.9%
 #General Motors Corp.                                            2,346,800       51,394,920              0.9%
  Horton (D.R.), Inc.                                             1,091,829       38,694,420              0.7%
 *Liberty Media Corp. Class A                                    10,719,900       82,328,832              1.4%
  Penney (J.C.) Co., Inc.                                         1,120,000       58,766,400              1.0%
  Time Warner, Inc.                                              12,509,580      224,922,248              3.9%
  Tribune Co.                                                     1,207,800       38,613,366              0.7%
  Viacom, Inc. Class B                                            6,264,100      209,220,940              3.6%
##Other Securities                                                               395,501,220              6.7%
                                                                              --------------            -----
Total Consumer Discretionary                                                   1,424,397,446             24.4%
                                                                              --------------            -----
Industrials -- (9.0%)
  Burlington Northern Santa Fe Corp.                              1,283,000       84,908,940              1.5%
  CSX Corp.                                                         934,660       45,461,862              0.8%
  Norfolk Southern Corp.                                          1,825,693       80,768,658              1.4%
  Northrop Grumman Corp.                                          1,650,684       94,699,741              1.6%
  Raytheon Co.                                                    1,311,300       50,380,146              0.9%
  Union Pacific Corp.                                             1,175,200       89,949,808              1.5%
##Other Securities                                                               118,518,782              2.0%
                                                                              --------------            -----
Total Industrials                                                                564,687,937              9.7%
                                                                              --------------            -----
Energy -- (7.0%)
  Amerada Hess Corp.                                                318,532       39,026,541              0.7%
 #Anadarko Petroleum Corp.                                          898,878       81,447,336              1.4%
 #Kerr-McGee Corp.                                                  458,826       39,665,508              0.7%
  Marathon Oil Corp.                                              1,131,802       67,104,541              1.1%
  Valero Energy Corp.                                               588,300       56,594,460              1.0%
##Other Securities                                                               157,234,731              2.7%
                                                                              --------------            -----
Total Energy                                                                     441,073,117              7.6%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES            VALUE+   OF NET ASSETS**
                                                                     ------            ------  ---------------
Telecommunication Services -- (5.8%)
#*AT&T, Inc.                                                      8,333,818   $   207,595,406             3.5%
  Sprint Nextel Corp.                                             1,618,800        40,534,752             0.7%
  Verizon Communications, Inc.                                    2,126,800        68,015,064             1.2%
##Other Securities                                                                 49,734,484             0.9%
                                                                              ---------------           -----
Total Telecommunication Services                                                  365,879,706             6.3%
                                                                              ---------------           -----
Information Technology -- (5.6%)
 *Computer Sciences Corp.                                           742,100        37,275,683             0.6%
  Electronic Data Systems Corp.                                   2,006,400        46,247,520             0.8%
  Hewlett-Packard Co.                                             1,407,700        41,766,459             0.7%
##Other Securities                                                                226,926,450             3.9%
                                                                              ---------------           -----
Total Information Technology                                                     352,216,112             6.0%
                                                                              ---------------           -----
Materials -- (5.4%)
 #Georgia-Pacific Corp.                                           1,149,042        54,338,196            0.9%
 #International Paper Co.                                         1,215,775        38,333,386            0.7%
  Phelps Dodge Corp.                                                287,085        38,948,822            0.7%
  Weyerhaeuser Co.                                                1,062,000        70,421,220            1.2%
##Other Securities                                                                135,622,240            2.3%
                                                                              ---------------           -----
Total Materials                                                                   337,663,864             5.8%
                                                                              ---------------           -----
Consumer Staples -- (3.6%)
  Archer-Daniels-Midland Co.                                      2,475,260        58,341,878            1.0%
  Coca-Cola Enterprises, Inc.                                     2,048,600        39,374,092            0.7%
##Other Securities                                                                130,907,014            2.2%
                                                                              ---------------           ----
Total Consumer Staples                                                            228,622,984            3.9%
                                                                              ---------------           ----
Health Care -- (3.2%)
 *Medco Health Solutions, Inc.                                      690,100        37,023,865            0.6%
##Other Securities                                                                162,888,243            2.8%
                                                                              ---------------           ----
Total Health Care                                                                 199,912,108            3.4%
                                                                              ---------------           ----
Utilities -- (0.4%)
Total Utilities                                                                    24,332,739             0.4%
                                                                              ---------------           -----
TOTAL COMMON STOCKS                                                             5,790,361,058            99.3%
                                                                              ---------------           -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (8.0%)
~ Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
    12/01/05 (Collateralized by $416,751,000 U.S. Treasury
    Notes 4.125%, 08/15/08 & 4.50%, 11/15/10, valued at
    $419,275,504) to be repurchased at $411,098,137            $    411,053       411,053,035             7.0%

  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $96,384,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $94,456,320) to be
    repurchased at $93,070,030                                       93,060        93,060,000             1.6%
                                                                              ---------------           -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  504,113,035             8.6%
                                                                              ---------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,054,588,912)                                                       $ 6,294,474,093           107.9%
                                                                              ===============           =====

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES           VALUE+   OF NET ASSETS**
                                                                     ------           ------   ---------------
COMMON STOCKS -- (92.1%)
Information Technology -- (19.6%)
 *aQuantive, Inc.                                                   174,125   $    4,682,221              0.2%
*#EarthLink, Inc.                                                   365,397        4,180,142              0.2%
 *Electronics for Imaging, Inc.                                     148,400        4,144,812              0.2%
  Factset Research Systems, Inc.                                    116,500        4,510,880              0.2%
 *Gartner Group, Inc.                                               333,300        4,492,884              0.2%
 *Integrated Device Technology, Inc.                                375,243        4,495,411              0.2%
 *Micros Systems, Inc.                                               95,104        4,594,474              0.2%
 *Microsemi Corp.                                                   164,038        4,552,055              0.2%
*#Midway Games, Inc.                                                235,700        5,166,544              0.2%
 *ON Semiconductor Corp.                                            721,260        4,183,308              0.2%
*#Rambus, Inc.                                                      250,824        4,211,335              0.2%
 *ValueClick, Inc.                                                  220,100        4,155,488              0.2%
 *Varian Semiconductor Equipment Associates, Inc.                    97,300        4,283,146              0.2%
##Other Securities                                                               554,859,675             18.5%
                                                                              --------------            -----
Total Information Technology                                                     612,512,375             21.1%
                                                                              --------------            -----
Consumer Discretionary -- (15.3%)
  Burlington Coat Factory Warehouse Corp.                           105,949        4,199,818              0.2%
*#DeVry, Inc.                                                       187,300        4,349,106              0.2%
*#The Men's Wearhouse, Inc.                                         141,000        4,131,300              0.2%
  United Auto Group, Inc.                                           117,100        4,171,102              0.2%
##Other Securities                                                               460,156,573             15.7%
                                                                              --------------            -----
Total Consumer Discretionary                                                     477,007,899             16.5%
                                                                              --------------            -----
Industrials -- (15.1%)
 *Armor Holdings, Inc.                                               93,800        4,116,882              0.2%
  Brady Co. Class A                                                 115,200        4,317,696              0.2%
  Clarcor, Inc.                                                     140,700        4,159,092              0.2%
 *Corrections Corporation of America                                100,100        4,447,443              0.2%
 *EGL, Inc.                                                         136,514        5,070,130              0.2%
  Knight Transportation, Inc.                                       148,653        4,782,167              0.2%
  Lennox International, Inc.                                        162,105        4,733,466              0.2%
  Lincoln Electric Holdings, Inc.                                   104,361        4,258,972              0.2%
 *Quanta Services, Inc.                                             329,900        4,668,085              0.2%
 *Shaw Group, Inc.                                                  177,287        5,121,821              0.2%
  Skywest, Inc.                                                     150,896        4,481,611              0.2%
*#United Rentals, Inc.                                              203,700        4,310,292              0.2%
  York International Corp.                                           86,283        4,856,870              0.2%
##Other Securities                                                               413,056,767             13.7%
                                                                              --------------            -----
Total Industrials                                                                472,381,294             16.3%
                                                                              --------------            -----
Health Care -- (12.9%)
 *Alkermes, Inc.                                                    227,125        4,129,132              0.2%
 *Hologic, Inc.                                                      60,100        4,271,307              0.2%
*#ICOS Corp.                                                        151,333        4,311,477              0.2%
 *Sybron Dental Specialties, Inc.                                    96,600        4,225,284              0.2%
 *United Therapeutics Corp.                                          59,658        4,261,371              0.2%
##Other Securities                                                               380,188,493             12.9%
                                                                              --------------            -----
Total Health Care                                                                401,387,064             13.9%
                                                                              --------------            -----
Financials -- (12.4%)
  Amegy Bancorporation, Inc.                                        178,120        4,253,506              0.2%
  Corus Bankshares, Inc.                                             72,744        4,275,892              0.2%
 *Investment Technology Group, Inc.                                 110,100        4,281,789              0.2%
  Pacific Capital Bancorp                                           120,147        4,483,886              0.2%
  Selective Insurance Group, Inc.                                    74,261        4,156,388              0.2%
##Other Securities                                                               365,870,166             12.4%
                                                                              --------------            -----
Total Financials                                                                 387,321,627             13.4%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES            VALUE+  OF NET ASSETS**
                                                                     ------            ------  ---------------
Energy -- (5.5%)
*#Maverick Tube Corp.                                               112,300   $     4,273,015             0.2%
 *Oil States International, Inc.                                    125,931         4,289,210             0.2%
 *Spinnaker Exploration Co.                                          85,890         5,606,040             0.2%
 *Superior Energy Services, Inc.                                    193,000         4,201,610             0.2%
##Other Securities                                                                153,509,430             5.1%
                                                                              ---------------           -----
Total Energy                                                                      171,879,305             5.9%
                                                                              ---------------           -----
Materials -- (4.8%)
  Carpenter Technology Corp.                                         65,900         4,319,745             0.2%
  Chemtura Corp.                                                    504,640         6,080,912             0.2%
  Reliance Steel & Aluminum Co.                                      80,457         5,190,281             0.2%
*#Titanium Metals Corp.                                              78,200         4,938,330             0.2%
##Other Securities                                                                130,262,933             4.4%
                                                                              ---------------           -----
Total Materials                                                                   150,792,201             5.2%
                                                                              ---------------           -----
Consumer Staples -- (3.1%)
  Flowers Foods, Inc.                                               163,437         4,236,287             0.2%
##Other Securities                                                                 93,582,049             3.2%
                                                                              ---------------           -----
Total Consumer Staples                                                             97,818,336             3.4%
                                                                              ---------------           -----
Utilities -- (2.2%)
##Total Utilities                                                                  68,674,142             2.4%
                                                                              ---------------           -----
Telecommunication Services -- (1.2%)
 *SBA Communications Corp.                                          223,013         4,112,360             0.2%
##Other Securities                                                                 34,040,389             1.1%
                                                                              ---------------           -----
Total Telecommunication Services                                                   38,152,749             1.3%
                                                                              ---------------           -----
Other -- (0.0%)
##Total Other                                                                           6,017             0.0%
                                                                              ---------------           -----
TOTAL COMMON STOCKS                                                             2,877,933,009            99.4%
                                                                              ---------------           -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                     11,428             0.0%
                                                                              ---------------           -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (7.9%)
~ Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
    12/01/05 (Collateralized by $235,725,000 U.S. Treasury
    Note 4.50%, 11/15/10, valued at $237,178,167) to be
    repurchased at $232,550,753                                $    232,525       232,525,240              8.0%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $16,422,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $16,093,560) to be
    repurchased at $15,856,709                                       15,855        15,855,000              0.6%
                                                                              ---------------            -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  248,380,240              8.6%
                                                                              ---------------            -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,747,659,877)                                                       $ 3,126,324,677            108.0%
                                                                              ===============            =====

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
UNITED KINGDOM -- (19.1%)
COMMON STOCKS -- (19.1%)
  Anglo America P.L.C.                                            2,904,256   $   90,895,047              2.1%
  Aviva P.L.C.                                                    2,630,567       31,112,225              0.7%
  BAE Systems P.L.C.                                              4,091,396       23,856,354              0.5%
  HBOS P.L.C.                                                     1,806,129       27,163,885              0.6%
  O2 P.L.C.                                                      13,616,820       45,956,104              1.1%
  Royal Bank of Scotland Group P.L.C.                             1,466,702       41,713,691              1.0%
  Vodafone Group P.L.C.                                          70,485,499      151,655,651              3.5%
  Other Securities                                                               457,086,992             10.4%
                                                                              --------------            -----
TOTAL -- UNITED KINGDOM                                                          869,439,949             19.9%
                                                                              --------------            -----
JAPAN -- (17.2%)
COMMON STOCKS -- (17.2%)
  Fuji Photo Film Co., Ltd.                                         862,000       27,508,776              0.6%
  Hitachi, Ltd.                                                   5,642,000       38,004,988              0.9%
  Matsushita Electric Industrial Co., Ltd.                        3,676,135       73,890,714              1.7%
  Millea Holdings, Inc.                                               2,591       42,656,279              1.0%
  Mitsubishi Heavy Industries, Ltd.                               5,345,000       22,433,214              0.5%
  Mitsui Sumitoma Insurance Co., Ltd.                             2,160,000       24,614,579              0.6%
  Sony Corp.                                                        795,200       29,414,170              0.7%
##Other Securities                                                               523,815,548             11.9%
                                                                              --------------            -----
TOTAL -- JAPAN                                                                   782,338,268             17.9%
                                                                              --------------            -----
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
  AXA SA                                                          2,905,543       87,258,040              2.0%
  BNP Paribas SA                                                  1,553,499      122,416,432              2.8%
  Compagnie de Saint-Gobain                                         598,264       34,503,006              0.8%
  LaFarge SA                                                        270,758       23,138,108              0.5%
  Renault SA                                                        379,599       29,501,701              0.7%
  Schneider SA                                                      329,932       28,340,196              0.6%
  Societe Generale Paris                                            293,528       34,807,473              0.8%
  Vivendi Universal SA                                              712,669       20,565,609              0.5%
##Other Securities                                                               167,299,299              3.8%
                                                                              --------------            -----
TOTAL -- FRANCE                                                                  547,829,864             12.5%
                                                                              --------------            -----
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Bayer AG                                                          498,853       19,880,984              0.5%
  Bayerische Motoren Werke (BMW) AG                                 575,812       25,301,660              0.6%
  Commerzbank AG                                                  1,007,513       29,701,998              0.7%
  DaimlerChrysler AG                                              1,734,297       87,430,041              2.0%
  Deutsche Bank AG                                                  781,091       76,167,339              1.7%
 *Unicredito Italiano SpA                                         4,227,440       26,186,541              0.6%
  Volkswagen AG                                                     499,652       26,123,186              0.6%
##Other Securities                                                               101,076,161              2.3%
                                                                              --------------            -----
TOTAL -- GERMANY                                                                 391,867,910              9.0%
                                                                              --------------            -----
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
  Cie Financiere Richemont AG Series A                            1,251,000       49,327,609              1.1%
  Credit Suisse Group                                             1,756,088       85,187,408              1.9%
  Swiss Life AG                                                     132,137       21,069,321              0.5%
  Swiss Reinsurance Co., Zurich                                     330,715       24,346,586              0.6%
  Zurich Financial SVCS AG                                          167,090       33,954,080              0.8%
##Other Securities                                                                79,083,910              1.8%
                                                                              --------------            -----
TOTAL -- SWITZERLAND                                                             292,968,914              6.7%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
  Aegon NV                                                        2,897,384   $   45,816,897              1.0%
  ING Groep NV                                                    2,646,499       85,495,385              2.0%
  Koninklijke KPN NV                                              2,458,914       24,273,470              0.6%
  Koninklijke Philips Electronics NV                              2,056,529       57,313,382              1.3%
  Other Securities                                                                41,418,748              0.9%
                                                                              --------------            -----
TOTAL -- NETHERLANDS                                                             254,317,882              5.8%
                                                                              --------------            -----
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  Commonwealth Bank of Australia                                  1,376,395       42,394,660              1.0%
  National Australia Bank, Ltd.                                   2,257,150       53,772,922              1.2%
##Other Securities                                                               110,687,615              2.5%
                                                                              --------------            -----
TOTAL -- AUSTRALIA                                                               206,855,197              4.7%
                                                                              --------------            -----
SPAIN -- (4.3%)
COMMON STOCKS -- (4.3%)
  Banco Santander Central Hispanoamerica SA                       2,746,870       34,804,868              0.8%
  Endesa SA                                                       1,557,828       40,416,656              0.9%
  Repsol SA                                                       1,547,213       45,429,184              1.0%
##Other Securities                                                                74,505,518              1.8%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                              195,156,226              4.5%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                    24,187              0.0%
                                                                              --------------            -----
TOTAL -- SPAIN                                                                   195,180,413              4.5%
                                                                              --------------            -----
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Nordea Bank AB                                                  3,078,600       29,935,626              0.7%
  Other Securities                                                               109,837,591              2.5%
                                                                              --------------            -----
TOTAL -- SWEDEN                                                                  139,773,217              3.2%
                                                                              --------------            -----
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
  Cheung Kong Holdings, Ltd.                                      2,742,000       28,432,816              0.7%
  Hutchison Whampoa, Ltd.                                         3,827,000       36,225,153              0.8%
##Other Securities                                                                71,836,591              1.6%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                              136,494,560              3.1%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                   424,316              0.0%
                                                                              --------------            -----
TOTAL -- HONG KONG                                                               136,918,876              3.1%
                                                                              --------------            -----
ITALY -- (2.1%)
COMMON STOCKS -- (2.1%)
##Other Securities                                                                97,466,777              2.2%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                     2,612              0.0%
                                                                              --------------            -----
TOTAL -- ITALY                                                                    97,469,389              2.2%
                                                                              --------------            -----
IRELAND -- (1.7%)
COMMON STOCKS -- (1.7%)
  CRH P.L.C.                                                      1,243,314       32,801,772              0.8%
  Other Securities                                                                44,736,899              1.0%
                                                                              --------------            -----
TOTAL -- IRELAND                                                                  77,538,671              1.8%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
  Danske Bank A.S.                                                  652,453   $   20,964,182              0.5%
  TDC A.S.                                                          430,450       25,785,751              0.6%
##Other Securities                                                                26,308,624              0.6%
                                                                              --------------            -----
TOTAL -- DENMARK                                                                  73,058,557              1.7%
                                                                              --------------            -----
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
  Norsk Hydro ASA                                                   290,220       28,980,297              0.7%
##Other Securities                                                                34,653,740              0.8%
                                                                              --------------            -----
TOTAL -- NORWAY                                                                   63,634,037              1.5%
                                                                              --------------            -----
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
##Other Securities                                                                58,248,597              1.3%
                                                                              --------------            -----
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
##Other Securities                                                                54,602,059              1.3%
                                                                              --------------            -----
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
##Other Securities                                                                28,198,648              0.7%
                                                                              --------------            -----
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                18,871,744              0.4%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                   247,405              0.0%
                                                                              --------------            -----
TOTAL -- GREECE                                                                   19,119,149              0.4%
                                                                              --------------            -----
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
##Other Securities                                                                18,305,154              0.4%
                                                                              --------------            -----
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
##Other Securities                                                                17,111,775              0.4%
                                                                              --------------            -----
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                17,087,344              0.4%
                                                                              --------------            -----
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                 4,260,075              0.1%
                                                                              --------------            -----
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                 1,616,250              0.0%
                                                                              --------------            -----

                                                                   FACE                          PERCENTAGE
                                                                  AMOUNT              VALUE++  OF NET ASSETS**
                                                                  ------              -------  ---------------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
~ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $44,376,150 U.S. STRIPS 02/15/09,
    valued at $38,629,239) to be repurchased at $37,871,803    $     37,868   $    37,867,648              0.9%

~ Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $101,645,000 U.S. Treasury
    Notes, 4.0%, maturities ranging from 06/15/09 to
    03/15/10, valued at $102,000,971) to be
    repurchased at $100,011,028                                     100,000       100,000,000              2.3%

~ Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
    (Collateralized by $81,861,287 U.S. STRIPS, maturities
    ranging from 08/15/12 to 02/15/22 valued at $45,900,000)
    to be repurchased at $45,004,963                                 45,000        45,000,000              1.0%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $22,309,000 FHLMC Notes 4.00%,
    09/22/09, valued at $21,762,820) to be repurchased at
    $21,541,321                                                      21,539        21,539,000              0.5%
                                                                              ---------------            -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  204,406,648              4.7%
                                                                              ---------------            -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,590,355,446)                                                       $ 4,552,146,843            104.2%
                                                                              ===============            =====

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
COMMON STOCKS -- (76.3%)
Industrials -- (22.1%)
  Amano Corp.                                                       184,000   $    2,941,600              0.3%
  Japan Steel Works, Ltd.                                           846,000        3,830,379              0.3%
 *JFE Shoji Holdings, Inc.                                          615,000        2,975,323              0.3%
  Nabtesco Corp.                                                    309,000        3,444,838              0.3%
  Nachi-Fujikoshi Corp.                                             604,000        2,923,102              0.3%
  Nissha Printing Co., Ltd.                                         115,000        2,822,239              0.3%
  Okuma Corp.                                                       359,640        3,222,882              0.3%
  Ryobi, Ltd.                                                       447,000        2,728,525              0.2%
 #Sankyu, Inc., Tokyo                                               730,000        3,304,006              0.3%
 #Shima Seiki Manufacturing Co., Ltd.                                98,300        2,647,611              0.2%
  Tokyo Leasing Co., Ltd.                                           165,200        2,766,406              0.2%
  Toshiba Machine Co., Ltd.                                         366,000        3,256,933              0.3%
  Tsubakimoto Chain Co.                                             435,000        2,813,591              0.3%
  UFJ Central Leasing Co., Ltd.                                      53,000        2,607,517              0.2%
##Other Securities                                                               288,467,063             24.9%
                                                                              --------------            -----
Total Industrials                                                                330,752,015             28.7%
                                                                              --------------            -----
Consumer Discretionary -- (17.0%)
 #Avex, Inc.                                                        112,900        2,654,782              0.2%
  Exedy Corp.                                                       129,400        3,460,194              0.3%
  Kanto Auto Works, Ltd.                                            180,600        2,670,203              0.2%
 #Matsuzakaya Co., Ltd.                                             445,077        3,604,909              0.3%
 #Nippon Seiki Co., Ltd.                                            156,000        2,696,201              0.2%
  Nishimatsuya Chain Co., Ltd.                                       89,700        3,514,466              0.3%
 #PanaHome Corp.                                                    408,000        2,601,805              0.2%
 #Resorttrust, Inc.                                                  95,640        3,000,781              0.3%
  Right On Co., Ltd.                                                 76,625        3,788,947              0.3%
  Sanyo Shokai, Ltd.                                                349,000        2,829,302              0.3%
  Toyo Tire & Rubber Co., Ltd.                                      541,000        2,665,557              0.2%
 #Zenrin Co., Ltd.                                                   95,900        3,204,673              0.3%
##Other Securities                                                               218,541,972             19.1%
                                                                              --------------            -----
Total Consumer Discretionary                                                     255,233,792             22.2%
                                                                              --------------            -----
Information Technology -- (9.2%)
  Canon Electronics, Inc.                                            71,000        2,701,110              0.2%
  Hitachi Information Systems, Ltd.                                 111,400        2,639,940              0.2%
  Hitachi Kokusai Electric, Inc.                                    258,000        2,682,525              0.2%
 #Horiba, Ltd.                                                      100,000        2,791,280              0.2%
 #Trans Cosmos, Inc.                                                 53,800        2,716,896              0.2%
  Uniden Corp.                                                      197,000        3,725,482              0.3%
  Yamatake Corp.                                                    125,700        2,607,363              0.2%
##Other Securities                                                               118,008,831             10.5%
                                                                              --------------            -----
Total Information Technology                                                     137,873,427             12.0%
                                                                              --------------            -----
Materials -- (8.2%)
 #NOF Corp.                                                         523,000        2,641,093              0.2%
 #Sanyo Special Steel Co., Ltd.                                     432,000        3,173,108              0.3%
  Shin-Etsu Polymer Co., Ltd.                                       212,000        2,966,468              0.3%
 #Sumitomo Titanium Corp.                                            39,000        6,285,690              0.5%
##Other Securities                                                               108,058,424              9.4%
                                                                              --------------            -----
Total Materials                                                                  123,124,783             10.7%
                                                                              --------------            -----
Financials -- (8.1%)
  Akita Bank, Ltd.                                                  511,000        2,726,339              0.2%
  Bank of the Ryukyus, Ltd.                                          74,380        2,629,892              0.2%

                                                                                                 PERCENTAGE
                                                                     SHARES           VALUE++  OF NET ASSETS**
                                                                     ------           -------  ---------------
 #Cosmo Securities Co., Ltd.                                      1,099,000   $     2,843,611             0.2%
 #Eighteenth Bank, Ltd.                                             452,000         2,975,582             0.3%
  Kiyo Bank, Ltd.                                                 1,083,000         2,595,515             0.2%
  Minato Bank, Ltd.                                                 965,000         3,146,759             0.3%
  Toho Bank, Ltd.                                                   578,000         2,971,922             0.3%
  Tokai Tokyo Securities Co., Ltd.                                  740,250         3,044,778             0.3%
  Tokyo Tomin Bank, Ltd.                                             70,500         2,617,700             0.2%
  Yamagata Bank, Ltd.                                               456,000         2,590,785             0.2%
##Other Securities                                                                 92,913,479             8.1%
                                                                              ---------------           -----
Total Financials                                                                  121,056,362            10.5%
                                                                              ---------------           -----
Consumer Staples -- (7.2%)
  Heiwado Co., Ltd.                                                 151,000         2,894,891             0.3%
##Other Securities                                                                105,087,986             9.1%
                                                                              ---------------           -----
Total Consumer Staples                                                            107,982,877             9.4%
                                                                              ---------------           -----
Health Care -- (3.0%)
  Mochida Pharmaceutical Co., Ltd.                                  330,000         2,794,420             0.2%
 #Topcon Corp.                                                      120,000         3,530,340             0.3%
##Other Securities                                                                 39,305,632             3.5%
                                                                              ---------------           -----
Total Health Care                                                                  45,630,392             4.0%
                                                                              ---------------           -----
Energy -- (0.9%)
##Total Energy                                                                     12,769,140             1.1%
                                                                              ---------------           -----
Telecommunication Services -- (0.6%)
Total Telecommunication Services                                                    8,319,176             0.7%
                                                                              ---------------           -----
Other -- (0.0%)
Total Other                                                                           482,705             0.0%
                                                                              ---------------           -----
TOTAL COMMON STOCKS                                                             1,143,224,669            99.3%
                                                                              ---------------           -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (23.7%)
~ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $6,953,924 U.S. STRIPS 02/15/09,
    valued at $6,053,359) to be repurchased at $5,934,666      $      5,934         5,934,015              0.5%

~ Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $14,399,000 U.S. Treasury
    Bond 9.00%, 11/15/18, valued at $20,401,357) to be
    repurchased at $20,002,206                                       20,000        20,000,000              1.8%

~ Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $565,609,575 U.S. STRIPS,
    rates ranging from 0% to 8.875%, maturities ranging from
    02/15/06 to 05/15/30, valued at $331,500,790) to be
    repurchased at $325,035,840                                     325,000       325,000,000             28.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $4,863,000 FHLMC Notes 4.00%,
    09/22/09, valued at $4,765,740) to be repurchased at
    $4,695,506                                                        4,695         4,695,000              0.4%
                                                                              ---------------            -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  355,629,015             30.9%
                                                                              ---------------            -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,327,263,759)                                                       $ 1,498,853,684            130.2%
                                                                              ===============            =====

                 See accompanying Notes to Financial Statements.

                      THE ASIA PACIFIC SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
AUSTRALIA -- (44.8%)
COMMON STOCKS -- (44.7%)
 #ABB Grain, Ltd.                                                   389,031   $    2,064,717              0.5%
  ABC Learning Centres, Ltd.                                        729,584        3,903,855              1.0%
 #Adelaide Bank, Ltd.                                               284,576        2,779,126              0.7%
  Adelaide Brighton, Ltd.                                         1,513,416        2,288,398              0.6%
  Arrow Pharmaceuticals, Ltd.                                       787,475        1,702,702              0.4%
#*Austar United Communications, Ltd.                              3,280,450        2,807,461              0.7%
  Australian Pharmaceutical Industries, Ltd.                        717,359        1,710,269              0.4%
  Australian Pipeline Trust                                         752,465        2,161,220              0.6%
 #Bank of Queensland, Ltd.                                          270,041        2,945,540              0.8%
  Bendigo Bank, Ltd.                                                367,307        3,249,490              0.8%
 #Centennial Coal, Ltd.                                             738,486        2,175,134              0.6%
 #Coates Hire, Ltd.                                                 686,393        2,613,691              0.7%
  Corporate Express Australia, Ltd.                                 479,055        2,157,286              0.6%
 #Envestra, Ltd.                                                  2,038,400        1,736,178              0.4%
 #Excel Coal, Ltd.                                                  552,310        2,682,663              0.7%
  FKP, Ltd.                                                         496,336        1,720,561              0.4%
 #Flight Centre, Ltd.                                               263,233        1,937,141              0.5%
#*Fortescue Metals Group, Ltd.                                      591,213        2,152,535              0.6%
  Futuris Corp., Ltd.                                             1,834,464        2,663,562              0.7%
 #Great Southern Plantations, Ltd.                                  834,289        1,944,329              0.5%
 #Gunns, Ltd.                                                       921,934        1,995,132              0.5%
#*Hardman Resources, Ltd.                                         1,706,925        2,381,887              0.6%
  Healthscope, Ltd.                                                 517,334        2,296,002              0.6%
 #Jones (David), Ltd.                                             1,190,508        2,120,094              0.5%
 #Jubilee Mines NL                                                  358,412        1,908,425              0.5%
 #MacArthur Coal, Ltd.                                              482,490        1,898,769              0.5%
 #Nufarm, Ltd.                                                      287,774        2,423,310              0.6%
#*Oxiana, Ltd.                                                    3,013,469        3,073,919              0.8%
  Pacific Brands, Ltd.                                            1,312,211        2,770,956              0.7%
#*Paladin Resources, Ltd.                                         1,233,382        1,906,368              0.5%
  Paperlinx, Ltd.                                                 1,465,430        3,690,921              0.9%
  Primary Health Care, Ltd.                                         327,067        2,676,640              0.7%
  Ramsay Health Care, Ltd.                                          425,740        3,089,485              0.8%
  Reece Australia, Ltd.                                             251,463        2,702,427              0.7%
  Seven Network, Ltd.                                               354,582        2,137,885              0.5%
  SFE Corp., Ltd.                                                   334,655        3,287,848              0.8%
 #Sigma Co., Ltd.                                                   375,345        3,778,026              1.0%
  Sims Group, Ltd.                                                  150,718        1,893,092              0.5%
  Smorgon Steel Group, Ltd.                                       2,267,594        2,445,189              0.6%
 #Spotless Group, Ltd.                                              541,495        1,924,987              0.5%
 #Ten Network Holdings, Ltd.                                      1,081,877        2,757,564              0.7%
  Transfield Services, Ltd.                                         444,810        2,589,383              0.7%
  United Group, Ltd.                                                326,858        2,729,995              0.7%
##Other Securities                                                               108,217,992             27.0%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                              214,092,154             54.1%
                                                                              --------------            -----
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                   492,556              0.1%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                    43,053              0.0%
                                                                              --------------            -----
TOTAL -- AUSTRALIA                                                               214,627,763             54.2%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
HONG KONG -- (20.4%)
COMMON STOCKS -- (20.4%)
  Giordano International, Ltd.                                    2,992,000   $    1,686,601              0.4%
  Hengan International Group Co., Ltd.                            1,800,000        1,888,835              0.5%
##Other Securities                                                                94,137,658             23.8%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                               97,713,094             24.7%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                     5,849              0.0%
                                                                              --------------            -----
TOTAL -- HONG KONG                                                                97,718,943             24.7%
                                                                              --------------            -----
SINGAPORE -- (12.0%)
COMMON STOCKS -- (12.0%)
  Jaya Holdings, Ltd.                                             2,733,000        2,004,320              0.5%
  Jurong Technologies Industrial Corp., Ltd.                      1,446,000        1,723,958              0.4%
  Straits Trading Co., Ltd.                                       1,117,200        1,861,008              0.5%
##Other Securities                                                                51,687,186             13.1%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                               57,276,472             14.5%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                   104,029              0.0%
                                                                              --------------            -----
TOTAL -- SINGAPORE                                                                57,380,501             14.5%
                                                                              --------------            -----
NEW ZEALAND -- (4.6%)
COMMON STOCKS -- (4.6%)
  New Zealand Refining Co., Ltd.                                    812,890        3,259,449              0.8%
  Waste Management NZ, Ltd.                                         430,471        1,888,981              0.5%
##Other Securities                                                                16,729,738              4.2%
                                                                              --------------            -----
TOTAL -- NEW ZEALAND                                                              21,878,168              5.5%
                                                                              --------------            -----
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                     3,624              0.0%
                                                                              --------------            -----
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                     1,041              0.0%
                                                                              --------------            -----
TOTAL -- MALAYSIA                                                                      4,665              0.0%
                                                                              --------------            -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (18.2%)
~ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10,
    valued at $6,291,152) to be repurchased at $6,167,796      $      6,167        6,167,119              1.6%

~ Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $126,174,227 U.S. STRIPS,
    maturities ranging from 08/15/06 to 02/15/23,
    valued at $81,600,000) to be repurchased at $80,008,822          80,000       80,000,000             20.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%,
    09/22/09, valued at $936,880) to be repurchased at
    $923,099                                                            923          923,000              0.2%
                                                                              --------------            -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  87,090,119             22.0%
                                                                              --------------            -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $455,406,254)                                                         $  478,700,159            120.9%
                                                                              ==============            =====

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
COMMON STOCKS -- (98.9%)
Industrials -- (30.3%)
  Aggreko P.L.C.                                                    873,478   $    3,828,696              0.6%
  Atkins (WS) P.L.C.                                                335,639        4,270,593              0.7%
*#Avis Europe P.L.C.                                              3,154,308        3,776,944              0.6%
  Bodycote International P.L.C.                                   1,028,769        3,892,465              0.6%
  Carillion P.L.C.                                                  704,258        3,662,774              0.6%
 *Charter P.L.C.                                                    535,144        4,576,793              0.7%
 *Cookson Group P.L.C.                                              622,740        4,114,497              0.6%
  Davis Service Group P.L.C.                                        543,317        4,272,788              0.7%
  De La Rue P.L.C.                                                  570,550        4,147,113              0.6%
 *Easyjet P.L.C.                                                  1,068,671        6,067,388              0.9%
  FKI P.L.C.                                                      1,814,803        3,542,333              0.6%
  Forth Ports P.L.C.                                                147,272        3,722,726              0.6%
  Go-Ahead Group P.L.C.                                             150,627        4,018,169              0.6%
  Homeserve P.L.C.                                                  214,834        4,357,649              0.7%
 *Invensys P.L.C.                                                13,306,332        4,016,805              0.6%
  Laing (John) P.L.C.                                               788,527        3,938,244              0.6%
  Michael Page International P.L.C.                               1,123,179        4,964,627              0.8%
 *Morgan Crucible Company P.L.C.                                  1,125,473        4,455,972              0.7%
 *Regus Group P.L.C.                                              3,183,469        5,203,516              0.8%
  SIG P.L.C.                                                        417,391        5,148,649              0.8%
  Spirax-Sarco Engineering P.L.C.                                   260,136        3,890,689              0.6%
  Ultra Electronics Holdings P.L.C.                                 226,846        3,561,602              0.6%
  VT Group P.L.C.                                                   590,699        3,916,836              0.6%
  Weir Group P.L.C.                                                 689,632        4,448,188              0.7%
  Other Securities                                                                94,101,066             14.4%
                                                                              --------------            -----
Total Industrials                                                                195,897,122             30.3%
                                                                              --------------            -----
Consumer Discretionary -- (21.2%)
  Bellway P.L.C.                                                    356,982        6,340,393              1.0%
  Bovis Homes Group P.L.C.                                          375,474        4,701,650              0.7%
  First Choice Holidays P.L.C.                                    1,254,193        4,632,978              0.7%
  Greene King P.L.C.                                                453,242        5,436,272              0.8%
  Pendragon P.L.C.                                                  430,171        3,589,718              0.6%
  Redrow P.L.C.                                                     501,817        4,212,449              0.7%
  Smith (WH) P.L.C.                                                 586,196        3,955,463              0.6%
##Other Securities                                                               104,219,829             16.1%
                                                                              --------------            -----
Total Consumer Discretionary                                                     137,088,752             21.2%
                                                                              --------------            -----
Financials -- (16.2%)
  Brixton P.L.C.                                                    952,536        6,638,820              1.0%
  Capital & Regional P.L.C.                                         261,206        3,755,888              0.6%
  Collins Stewart Tullett P.L.C.                                    407,502        4,077,132              0.6%
  Derwent Valley Holdings P.L.C.                                    219,683        5,272,331              0.8%
  Great Portland Estates P.L.C.                                     702,027        4,833,859              0.8%
  Hiscox P.L.C.                                                   1,522,744        5,676,541              0.9%
  Jardine Lloyd Thompson Group P.L.C.                               577,063        4,871,043              0.8%
  London Merchant Securities P.L.C.                               1,367,187        5,543,138              0.9%
  Other Securities                                                                64,306,285              9.8%
                                                                              --------------            -----
Total Financials                                                                 104,975,037             16.2%
                                                                              --------------            -----
Information Technology -- (9.5%)
  Halma P.L.C.                                                    1,415,413        4,146,413              0.6%
  Spectris P.L.C.                                                   470,110        4,992,698              0.8%
  Other Securities                                                                52,393,472              8.1%
                                                                              --------------            -----
Total Information Technology                                                      61,532,583              9.5%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
Energy -- (7.3%)
  Burren Energy P.L.C.                                              421,226   $    6,591,322              1.0%
 *Dana Petroleum P.L.C.                                             261,198        4,169,082              0.6%
  Paladin Resources P.L.C.                                        1,038,531        6,380,904              1.0%
  Wood Group (John) P.L.C.                                        1,407,609        4,940,744              0.8%
  Other Securities                                                                24,865,993              3.9%
                                                                              --------------            -----
Total Energy                                                                      46,948,045              7.3%
                                                                              --------------            -----
Consumer Staples -- (5.3%)
  Dairy Crest Group P.L.C.                                          411,682        3,563,451              0.6%
  Northern Foods P.L.C.                                           1,742,847        4,619,707              0.7%
  Wolverhampton & Dudley Breweries P.L.C.                           246,522        5,317,861              0.8%
  Other Securities                                                                20,962,869              3.2%
                                                                              --------------            -----
Total Consumer Staples                                                            34,463,888              5.3%
                                                                              --------------            -----
Health Care -- (4.2%)
  Isoft Group P.L.C.                                                737,364        4,852,158              0.8%
##Other Securities                                                                22,244,288              3.4%
                                                                              --------------            -----
Total Health Care                                                                 27,096,446              4.2%
                                                                              --------------            -----
Materials -- (3.6%)
  Croda International P.L.C.                                        451,631        3,514,436              0.6%
  Other Securities                                                                19,934,437              3.0%
                                                                              --------------            -----
Total Materials                                                                   23,448,873              3.6%
                                                                              --------------            -----
Telecommunication Services -- (1.3%)
##Total Telecommunication Services                                                 8,616,875              1.3%
                                                                              --------------            -----
Other -- (0.0%)
Total Other                                                                           66,172              0.0%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                              640,133,793             98.9%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.1%)
 *Other Securities                                                                   341,648              0.1%
                                                                              --------------            -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
~ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11,
    valued at $4,647,015) to be repurchased at $4,555,897      $      4,555        4,555,397              0.7%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,121,000 FHLMC Notes 4.00%,
    09/22/09, valued at $2,078,580) to be repurchased at
    $2,047,221                                                        2,047        2,047,000              0.3%
                                                                              --------------            -----
TOTAL TEMPORARY CASH INVESTMENTS                                                   6,602,397              1.0%
                                                                              --------------            -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $519,429,840)                                                         $  647,077,838            100.0%
                                                                              ==============            =====

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
SWITZERLAND -- (14.0%)
COMMON STOCKS -- (13.9%)
 *Actelion, Ltd.                                                     51,203   $    4,985,032              0.5%
 *Converium Holding AG                                              415,436        3,985,338              0.4%
 *Fischer (Georg) AG, Schaffhausen                                   10,581        3,404,824              0.3%
 #Kudelski SA                                                       106,944        3,245,002              0.3%
  Kuoni Reisen Holding AG                                             8,800        3,410,157              0.3%
  Phonak Holding AG                                                 125,848        5,349,222              0.5%
 *PSP Swiss Property AG                                             145,267        6,189,176              0.6%
  Rieters Holdings AG                                                13,476        3,868,189              0.4%
  Sig Holding AG                                                     18,251        3,812,194              0.4%
 *Sika Finanz AG, Baar                                                6,399        4,825,811              0.5%
  Sulzer AG, Winterthur                                              11,528        5,547,000              0.6%
*#Unaxis Holding AG                                                  27,910        3,915,838              0.4%
 #Valiant Holding AG                                                 49,473        4,307,006              0.4%
##Other Securities                                                                98,487,133             10.2%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                              155,331,922             15.8%
                                                                              --------------            -----
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                   755,963              0.1%
                                                                              --------------            -----
TOTAL -- SWITZERLAND                                                             156,087,885             15.9%
                                                                              --------------            -----
FRANCE -- (12.6%)
COMMON STOCKS -- (12.5%)
 #Electricite de Strasbourg                                          23,784        3,543,776              0.4%
  Fimalac SA                                                        111,143        7,072,115              0.7%
 #NRJ Group                                                         143,499        3,212,125              0.3%
  SCOR SA                                                         2,575,766        5,199,151              0.5%
 #Somfy SA                                                           22,900        4,645,221              0.5%
 #Taittinger SA                                                      12,700        5,043,257              0.5%
##Other Securities                                                               111,016,958             11.3%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                              139,732,603             14.2%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.1%)
 *Other Securities                                                                   453,468              0.1%
                                                                              --------------            -----
TOTAL -- FRANCE                                                                  140,186,071             14.3%
                                                                              --------------            -----
GERMANY -- (10.5%)
COMMON STOCKS -- (10.5%)
  Bilfinger & Berger Bau AG                                          77,023        3,448,410              0.4%
  K & S Aktiengesellschaft AG                                        55,500        3,509,509              0.4%
  Leoni AG                                                          112,500        3,553,975              0.4%
*#Qiagen NV                                                         386,783        4,371,835              0.5%
  Stada Arzneimittel AG                                             139,858        4,471,945              0.5%
  United Internet AG                                                 92,804        3,299,828              0.3%
##Other Securities                                                                94,378,349              9.4%
                                                                              --------------            -----
TOTAL -- GERMANY                                                                 117,033,851             11.9%
                                                                              --------------            -----
SWEDEN -- (7.3%)
COMMON STOCKS -- (7.3%)
 *Boliden AB                                                        613,400        3,838,160              0.4%
 *Capio AB                                                          183,100        3,225,193              0.3%
  Castellum AB                                                       94,000        3,419,904              0.4%
  Trelleborg AB Series B                                            202,600        3,354,580              0.4%
##Other Securities                                                                67,820,461              6.8%
                                                                              --------------            -----
TOTAL -- SWEDEN                                                                   81,658,298              8.3%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
NETHERLANDS -- (7.2%)
COMMON STOCKS -- (7.2%)
  Aalberts Industries NV                                             64,707   $    3,236,246              0.3%
  Boskalis Westminster NV                                            65,442        3,775,311              0.4%
  Buhrmann NV                                                       252,113        3,330,049              0.3%
 #Getronics NV                                                      341,904        4,110,904              0.4%
*#Hagemeyer NV                                                    1,576,607        4,356,507              0.4%
  Koninklijke Bam Groep NV                                           52,841        4,719,781              0.5%
  Nutreco Holding NV                                                 82,141        3,530,222              0.4%
  Oce NV                                                            247,116        3,517,749              0.4%
  Stork NV                                                           86,944        3,269,210              0.3%
##Other Securities                                                                46,693,953              4.8%
                                                                              --------------            -----
TOTAL -- NETHERLANDS                                                              80,539,932              8.2%
                                                                              --------------            -----
ITALY -- (6.0%)
COMMON STOCKS -- (6.0%)
*#Valentino Fashion Group SpA                                       138,000        3,322,386              0.4%
##Other Securities                                                                63,884,359              6.4%
                                                                              --------------            -----
TOTAL -- ITALY                                                                    67,206,745              6.8%
                                                                              --------------            -----
GREECE -- (4.6%)
COMMON STOCKS -- (4.6%)
  Bank of Greece                                                     43,172        4,791,763              0.5%
  Motor Oil (Hellas) Corinth Refineries S.A.                        343,240        7,461,653              0.8%
  Other Securities                                                                39,388,652              4.0%
                                                                              --------------            -----
TOTAL COMMON STOCKS                                                               51,642,068              5.3%
                                                                              --------------            -----
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                    13,031              0.0%
                                                                              --------------            -----
TOTAL -- GREECE                                                                   51,655,099              5.3%
                                                                              --------------            -----
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Tomra Systems ASA                                                 461,928        3,227,340              0.3%
##Other Securities                                                                39,733,889              4.1%
                                                                              --------------            -----
TOTAL -- NORWAY                                                                   42,961,229              4.4%
                                                                              --------------            -----
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
  East Asiatic Co., Ltd.                                             37,723        3,410,364              0.4%
##Other Securities                                                                39,054,706              3.9%
                                                                              --------------            -----
TOTAL -- DENMARK                                                                  42,465,070              4.3%
                                                                              --------------            -----
SPAIN -- (3.8%)
COMMON STOCKS -- (3.8%)
##Other Securities                                                                42,317,985              4.3%
                                                                              --------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                    30,470              0.0%
                                                                              --------------            -----
TOTAL -- SPAIN                                                                    42,348,455              4.3%
                                                                              --------------            -----
FINLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
##Other Securities                                                                41,852,519              4.3%
                                                                              --------------            -----

                                                                                                 PERCENTAGE
                                                                     SHARES          VALUE++   OF NET ASSETS**
                                                                     ------          -------   ---------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
  Ackermans & Van Haaren SA                                          67,862   $     3,806,580              0.4%
  Bekaert SA                                                         41,401         3,266,927              0.3%
##Other Securities                                                                 33,814,041              3.5%
                                                                              ---------------            -----
TOTAL -- BELGIUM                                                                   40,887,548              4.2%
                                                                              ---------------            -----
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
  DCC P.L.C.                                                        197,116         3,544,124              0.4%
  IAWS Group P.L.C.                                                 275,215         3,865,697              0.4%
  Other Securities                                                                 23,928,249              2.4%
                                                                              ---------------            -----
TOTAL -- IRELAND                                                                   31,338,070              3.2%
                                                                              ---------------            -----
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
*#Betandwin.com Interactive Entertainment AG                         40,984         3,408,489              0.4%
  Boehler-Uddeholm AG                                                26,152         4,255,087              0.4%
 *CA Immobilien Anlagen AG                                          134,542         3,339,606              0.3%
##Other Securities                                                                 18,648,126              1.9%
                                                                              ---------------            -----
TOTAL COMMON STOCKS                                                                29,651,308              3.0%
                                                                              ---------------            -----
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        497              0.0%
                                                                              ---------------            -----
TOTAL -- AUSTRIA                                                                   29,651,805              3.0%
                                                                              ---------------            -----
PORTUGAL -- (1.1%)
COMMON STOCKS -- (1.1%)
##Other Securities                                                                 11,897,160              1.2%
                                                                              ---------------            -----

                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (12.3%)
~ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $17,189,638 U.S. STRIPS, 02/15/09,
    valued at $14,963,503) to be repurchased at $14,670,100    $     14,668        14,668,491              1.5%

~ Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $188,974,833 U.S. STRIPS,
    rates ranging from 0% to 6.25%, maturities ranging from
    11/15/06 to 08/15/23, valued at $122,400,001) to be
    repurchased at $120,013,233                                     120,000       120,000,000             12.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,149,000 FHLMC Notes 4.00%,
    09/22/09, valued at $2,106,020) to be repurchased at
    $2,074,224                                                        2,074         2,074,000              0.2%
                                                                              ---------------            -----
TOTAL TEMPORARY CASH INVESTMENTS                                                  136,742,491             13.9%
                                                                              ---------------            -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $838,397,270)                                                         $ 1,114,512,228            113.5%
                                                                              ===============            =====

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                 THE U.S.        THE U.S.        THE U.S.         THE DFA
                                                                   LARGE         LARGE CAP         SMALL       INTERNATIONAL
                                                                  COMPANY          VALUE            CAP            VALUE
                                                                  SERIES          SERIES          SERIES          SERIES
                                                               -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $527,474, $388,836,
  $219,231 and $160,339 of securities on loan,
  respectively)                                                $   4,152,524   $   5,790,361   $   2,877,945   $   4,347,740
Temporary Cash Investments at Value                                  621,459         504,113         248,380         204,407
Foreign Currencies at Value                                               --              --              --          17,895
Cash                                                                   3,440               1               1              15
Receivables:
  Investment Securities Sold                                              --           2,851           2,800           3,347
  Dividends, Interest, and Tax Reclaims                                9,548          14,566           1,462           9,950
  Securities Lending Income                                               40              77             389             123
  Fund Shares Sold                                                     1,175           6,570             823           5,801
Prepaid Expenses and Other Assets                                         19               5               3               4
                                                               -------------   -------------   -------------   -------------
    Total Assets                                                   4,788,205       6,318,544       3,131,803       4,589,282
                                                               -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                   547,804         411,053         232,525         182,868
  Investment Securities Purchased                                         --          75,090           4,643          37,662
  Fund Shares Redeemed                                                   865              28              --              25
  Due to Advisor                                                          87             478              73             718
  Futures Margin Variation                                               486              --              --              --
Accrued Expenses and Other Liabilities                                   251             308             163             311
                                                               -------------   -------------   -------------   -------------
    Total Liabilities                                                549,493         486,957         237,404         221,584
                                                               -------------   -------------   -------------   -------------
NET ASSETS                                                     $   4,238,712   $   5,831,587   $   2,894,399   $   4,367,698
                                                               =============   =============   =============   =============
SHARES OUTSTANDING $0.01 PAR VALUE                                       N/A     278,858,629     173,029,885     252,490,873
                                                               =============   =============   =============   =============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                        N/A   $       20.91   $       16.73   $       17.30
                                                               =============   =============   =============   =============
Investments at Cost                                            $   3,066,866   $   4,550,476   $   2,499,280   $   3,385,948
                                                               -------------   -------------   -------------   -------------
Temporary Cash Investments at Cost                             $     621,459   $     504,113   $     248,380   $     204,407
                                                               =============   =============   =============   =============
Foreign Currencies at Cost                                     $          --   $          --   $          --   $      17,951
                                                               -------------   -------------   -------------   -------------

                                                                                                                    THE
                                                               THE JAPANESE      THE ASIA       THE UNITED      CONTINENTAL
                                                                   SMALL       PACIFIC SMALL   KINGDOM SMALL       SMALL
                                                                  COMPANY         COMPANY         COMPANY         COMPANY
                                                                  SERIES          SERIES          SERIES          SERIES
                                                               -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $326,167, $76,239,
  $4,185 and $125,124 of securities on loan,
  respectively)                                                $   1,143,225   $     391,610   $     640,476   $     977,770
Temporary Cash Investments at Value                                  355,629          87,090           6,602         136,742
Foreign Currencies at Value                                            2,200           1,789             776           1,601
Cash                                                                      15              16              16              15
Receivables:
  Investment Securities Sold                                           1,643           2,254             412           2,667
  Dividends, Interest, and Tax Reclaims                                3,246           1,897             983           1,206
  Securities Lending Income                                              454              86               4             147
  Fund Shares Sold                                                       838              --              --             350
Prepaid Expenses and Other Assets                                          1              --               1               1
                                                               -------------   -------------   -------------   -------------
  Total Assets                                                     1,507,251         484,742         649,270       1,120,499
                                                               -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                   350,934          86,167           4,555         134,668
  Investment Securities Purchased                                      4,688           2,558           1,559           3,702
  Due to Advisor                                                          94              32              52              81
Accrued Expenses and Other Liabilities                                   106              62              66             110
                                                               -------------   -------------   -------------   -------------
  Total Liabilities                                                  355,822          88,819           6,232         138,561
                                                               -------------   -------------   -------------   -------------
NET ASSETS                                                     $   1,151,429   $     395,923   $     643,038   $     981,938
                                                               =============   =============   =============   =============
Investments at Cost                                            $     971,635   $     368,316   $     512,828   $     701,655
                                                               -------------   -------------   -------------   -------------
Temporary Cash Investments at Cost                             $     355,629   $      87,090   $       6,602   $     136,742
                                                               =============   =============   =============   =============
Foreign Currencies at Cost                                     $       2,202   $       1,788   $         790   $       1,594
                                                               -------------   -------------   -------------   -------------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.        THE U.S.        THE U.S.         THE DFA
                                                                   LARGE         LARGE CAP         SMALL       INTERNATIONAL
                                                                  COMPANY          VALUE            CAP            VALUE
                                                                  SERIES          SERIES          SERIES          SERIES
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $0 and $8,447, respectively)                           $      71,794   $      77,074   $      21,795   $     102,361
  Interest                                                             2,110           4,034             869             570
  Income from Securities Lending                                         317           1,383           3,834           4,357
                                                               -------------   -------------   -------------   -------------
      Total Investment Income                                         74,221          82,491          26,498         107,288
                                                               -------------   -------------   -------------   -------------
EXPENSES
  Investment Advisory Services Fees                                      967           4,847             786           7,219
  Accounting & Transfer Agent Fees                                       580           1,262             684           1,331
  Custodian Fees                                                         135             461             250             806
  Legal Fees                                                              14               1               7              17
  Audit Fees                                                              38              47              24              34
  S&P 500 Fees                                                            80              --              --              --
  Shareholders' Reports                                                   39              47              26              31
  Trustees' Fees and Expenses                                             22              44              23              37
  Other                                                                   66              74              41             125
                                                               -------------   -------------   -------------   -------------
      Total Expenses                                                   1,941           6,783           1,841           9,600
                                                               -------------   -------------   -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                        72,280          75,708          24,657          97,688
                                                               -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold             (28,767)        200,126         235,770         132,514
  Net Realized Gain (Loss) on Futures                                  5,427              --              --              --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                          --              --              --          (1,607)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                       274,881         400,320          11,172         292,697
    Futures                                                             (507)             --              --              --
    Translation of Foreign Currency Denominated
      Amounts                                                             --              --              --            (566)
                                                               -------------   -------------   -------------   -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                            251,034         600,446         246,942         423,038
                                                               -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     323,314   $     676,154   $     271,599   $     520,726
                                                               =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                                                                                                                    THE
                                                               THE JAPANESE      THE ASIA       THE UNITED      CONTINENTAL
                                                                   SMALL       PACIFIC SMALL   KINGDOM SMALL       SMALL
                                                                  COMPANY         COMPANY         COMPANY         COMPANY
                                                                  SERIES          SERIES          SERIES          SERIES
                                                               -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld
    of $784, $334, $0 and $2,704, respectively)                $      10,405   $      15,440   $      16,687   $      18,376
  Interest                                                               204              80             133             190
  Income from Securities Lending                                       4,174             866              74           1,966
                                                               -------------   -------------   -------------   -------------
      Total Investment Income                                         14,783          16,386          16,894          20,532
                                                               -------------   -------------   -------------   -------------
EXPENSES
  Investment Advisory Services Fees                                      857             356             495             856
  Accounting & Transfer Agent Fees                                       651             399             484             654
  Custodian Fees                                                         286             186             102             455
  Legal Fees                                                               4               2               2               4
  Audit Fees                                                               8               3               5               8
  Shareholders' Reports                                                    7              --               4               7
  Trustees' Fees and Expenses                                             10               4               5               8
  Other                                                                   30               8              10              29
                                                               -------------   -------------   -------------   -------------
      Total Expenses                                                   1,853             958           1,107           2,021
                                                               -------------   -------------   -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                        12,930          15,428          15,787          18,511
                                                               -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment
    Securities Sold                                                   24,072          15,727          14,748          98,606
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                        (553)             33            (335)           (312)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                       202,804              77          30,824          17,382
    Translation of Foreign Currency Denominated
      Amounts                                                           (324)            (11)             (3)           (163)
                                                               -------------   -------------   -------------   -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                            225,999          15,826          45,234         115,513
                                                               -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     238,929   $      31,254   $      61,021   $     134,024
                                                               =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE U.S. LARGE                THE U.S. LARGE
                                                            COMPANY SERIES               CAP VALUE SERIES
                                                     ---------------------------   ---------------------------
                                                         YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED
                                                       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                         2005           2004           2005           2004
                                                     ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                       $     72,280   $     65,462   $     75,708   $     45,093
  Net Realized Gain (Loss) on Investment
    Securities Sold                                       (28,767)        (2,763)       200,126         84,609
  Net Realized Gain (Loss) on Futures                       5,427          9,374             --             --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                      --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            274,881        317,965        400,320        496,658
    Futures                                                  (507)           714             --             --
    Translation of Foreign Currency
      Denominated Amounts                                      --             --             --             --
                                                     ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                           323,314        390,752        676,154        626,360
                                                     ------------   ------------   ------------   ------------
Distributions From:
  Net Investment Income                                        --             --        (79,209)       (33,641)
  Net Short-Term Gains                                         --             --             --             --
  Net Long-Term Gains                                          --             --         (3,972)            --
                                                     ------------   ------------   ------------   ------------
    Total Distributions                                        --             --        (83,181)       (33,641)
                                                     ------------   ------------   ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                                --             --      1,391,582        857,913
  Shares Issued in Lieu of Cash Distributions                  --             --         79,551         32,697
  Shares Redeemed                                              --             --       (152,432)       (74,078)
                                                     ------------   ------------   ------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                               --             --      1,318,701        816,532
                                                     ------------   ------------   ------------   ------------
Transactions in Interest:
  Contributions                                           841,720        571,038             --             --
  Withdrawals                                            (420,241)      (468,868)            --             --
                                                     ------------   ------------   ------------   ------------
  Net Increase (Decrease) from
    Transactions in Interest                              421,479        102,170             --             --
                                                     ------------   ------------   ------------   ------------
    Total Increase (Decrease) in Net Assets               744,793        492,922      1,911,674      1,409,251
NET ASSETS
  Beginning of Period                                   3,493,919      3,000,997      3,919,913      2,510,662
                                                     ------------   ------------   ------------   ------------
  End of Period                                      $  4,238,712   $  3,493,919   $  5,831,587   $  3,919,913
                                                     ============   ============   ============   ============

(b) SHARES ISSUED AND REDEEMED:
  Shares Issued                                               N/A            N/A         71,023         50,791
  Shares Issued in Lieu of Cash Distributions                 N/A            N/A          4,005          1,939
  Shares Redeemed                                             N/A            N/A         (7,495)        (4,363)
                                                     ------------   ------------   ------------   ------------
                                                              N/A            N/A         67,533         48,367
                                                     ============   ============   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                      N/A            N/A   $      9,656   $     13,157

                                                                                             THE DFA
                                                            THE U.S. SMALL                INTERNATIONAL
                                                             CAP SERIES                    VALUE SERIES
                                                     ---------------------------   ---------------------------
                                                         YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED
                                                       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                         2005           2004           2005           2004
                                                     ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                       $     24,657   $     15,072   $     97,688   $     49,525
  Net Realized Gain (Loss) on Investment
    Securities Sold                                       235,770        113,151        132,514        115,062
  Net Realized Gain (Loss) on Futures                          --             --             --             --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                      --             --         (1,607)          (332)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             11,172        180,068        292,697        436,284
    Futures                                                    --             --             --             --
    Translation of Foreign Currency
      Denominated Amounts                                      --             --           (566)           162
                                                     ------------   ------------   ------------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                           271,599        308,291        520,726        600,701
                                                     ------------   ------------   ------------   ------------
Distributions From:
  Net Investment Income                                   (29,151)       (10,116)      (111,684)       (44,310)
  Net Short-Term Gains                                    (18,607)          (638)        (2,493)            --
  Net Long-Term Gains                                     (94,497)            --       (104,987)            --
                                                     ------------   ------------   ------------   ------------
    Total Distributions                                  (142,255)       (10,754)      (219,164)       (44,310)
                                                     ------------   ------------   ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                           573,230        890,063      1,219,383        728,312
  Shares Issued in Lieu of Cash Distributions             141,201         10,424        211,691         42,852
  Shares Redeemed                                        (270,466)      (345,420)      (168,981)      (128,290)
                                                     ------------   ------------   ------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          443,965        555,067      1,262,093        642,874
                                                     ------------   ------------   ------------   ------------
Transactions in Interest:
  Contributions                                                --             --             --             --
  Withdrawals                                                  --             --             --             --
                                                     ------------   ------------   ------------   ------------
  Net Increase (Decrease) from
    Transactions in Interest                                   --             --             --             --
                                                     ------------   ------------   ------------   ------------
    Total Increase (Decrease) in Net Assets               573,309        852,604      1,563,655      1,199,265
NET ASSETS
  Beginning of Period                                   2,321,090      1,468,486      2,804,043      1,604,778
                                                     ------------   ------------   ------------   ------------
  End of Period                                      $  2,894,399   $  2,321,090   $  4,367,698   $  2,804,043
                                                     ============   ============   ============   ============

(b) SHARES ISSUED AND REDEEMED:
  Shares Issued                                            36,505         60,867         74,612         51,724
  Shares Issued in Lieu of Cash Distributions               9,104            728         13,315          3,072
  Shares Redeemed                                         (16,851)       (23,461)       (10,303)        (9,358)
                                                     ------------   ------------   ------------   ------------
                                                           28,758         38,134         77,624         45,438
                                                     ============   ============   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)             $      1,287   $      5,149   $      1,082   $     18,196

               See accompanying Notes to the Financial Statements.

                                                       THE JAPANESE               THE ASIA PACIFIC          THE UNITED KINGDOM
                                                           SMALL                    SMALL COMPANY             SMALL COMPANY
                                                      COMPANY SERIES                   SERIES                     SERIES
                                                 -------------------------   -------------------------   -------------------------
                                                    YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                    2005          2004          2005          2004          2005          2004
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $    12,930   $     6,488   $    15,428   $     7,693   $    15,787   $     7,631
  Net Realized Gain (Loss) on
   Investment Securities Sold                         24,072         4,671        15,727         8,924        14,748         7,907
  Net Realized Gain (Loss) on Foreign
   Currency Transactions                                (553)          (28)           33            69          (335)          (42)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency        202,804       101,600            77        37,804        30,824        56,621
   Translation of Foreign Currency
     Denominated Amounts                                (324)          127           (11)           16            (3)          (12)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                         238,929       112,858        31,254        54,506        61,021        72,105
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Transactions in Interest:
  Contributions                                      327,851       214,817        96,480        82,852       215,506       148,279
  Withdrawals                                        (20,483)       (6,242)      (14,810)      (11,124)      (11,252)       (3,538)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Net Increase (Decrease) from
   Transactions in Interest                          307,368       208,575        81,670        71,728       204,254       144,741
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Total Increase (Decrease) in Net Assets           546,297       321,433       112,924       126,234       265,275       216,846

NET ASSETS
  Beginning of Period                                605,132       283,699       282,999       156,765       377,763       160,917
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  End of Period                                  $ 1,151,429   $   605,132   $   395,923   $   282,999   $   643,038   $   377,763
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                                                      THE CONTINENTAL
                                                       SMALL COMPANY
                                                           SERIES
                                                  -------------------------
                                                     YEAR          YEAR
                                                     ENDED         ENDED
                                                    NOV. 30,      NOV. 30,
                                                     2005           2004
                                                  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    18,511   $    11,410
  Net Realized Gain (Loss) on
   Investment Securities Sold                          98,606        20,346
  Net Realized Gain (Loss) on Foreign
   Currency Transactions                                 (312)          114
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency          17,382       139,855
   Translation of Foreign Currency
     Denominated Amounts                                 (163)          (20)
                                                  -----------   -----------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                          134,024       171,705
                                                  -----------   -----------
Transactions in Interest:
  Contributions                                       232,255        70,258
  Withdrawals                                         (38,985)      (35,726)
                                                  -----------   -----------
  Net Increase (Decrease) from
   Transactions in Interest                           193,270        34,532
                                                  -----------   -----------
   Total Increase (Decrease) in Net Assets            327,294       206,237

NET ASSETS
  Beginning of Period                                 654,644       448,407
                                                  -----------   -----------
  End of Period                                   $   981,938   $   654,644
                                                  ===========   ===========

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE U.S. LARGE COMPANY SERIES
                                                -------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR           YEAR            YEAR
                                                   ENDED          ENDED          ENDED          ENDED           ENDED
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                    2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     N/A            N/A            N/A            N/A             N/A
                                                ------------   ------------   ------------   ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            --             --             --             --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                             --             --             --             --              --
                                                ------------   ------------   ------------   ------------    ------------
    Total From Investment Operations                      --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                   --             --             --             --              --
  Net Realized Gains                                      --             --             --             --              --
                                                ------------   ------------   ------------   ------------    ------------
    Total Distributions                                   --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           N/A            N/A            N/A            N/A             N/A
=========================================================================================================================
Total Return                                            8.51%         12.77%         15.05%        (16.59)%        (12.30)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  4,238,712   $  3,493,919   $  3,000,997   $  2,623,557    $  2,831,650
Ratio of Expenses to Average Net Assets                 0.05%          0.05%          0.05%          0.05%           0.05%
Ratio of Net Investment Income
  to Average Net Assets                                 1.87%          1.99%          1.75%          1.53%           1.26%
Portfolio Turnover Rate                                    6%             2%             8%            11%              8%

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                                -------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR           YEAR            YEAR
                                                   ENDED          ENDED          ENDED          ENDED           ENDED
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                    2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      18.55   $      15.41   $      13.01   $      14.44    $      14.71
                                                ------------   ------------   ------------   ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.29           0.23           0.21           0.20            0.25
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           2.41           3.09           2.41          (1.43)           1.25
                                                ------------   ------------   ------------   ------------    ------------
    Total From Investment Operations                    2.70           3.32           2.62          (1.23)           1.50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.32)         (0.18)         (0.22)         (0.20)          (0.27)
  Net Realized Gains                                   (0.02)            --             --             --           (1.50)
                                                ------------   ------------   ------------   ------------    ------------
    Total Distributions                                (0.34)         (0.18)         (0.22)         (0.20)          (1.77)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      20.91   $      18.55   $      15.41   $      13.01    $      14.44
=========================================================================================================================
Total Return                                           14.66%         21.68%         20.34%         (8.64)%         10.97%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  5,831,587   $  3,919,913   $  2,510,662   $  1,737,809    $  1,637,083
Ratio of Expenses to Average Net Assets                 0.14%          0.15%          0.15%          0.15%           0.15%
Ratio of Net Investment Income
  to Average Net Assets                                 1.56%          1.41%          1.62%          1.49%           1.66%
Portfolio Turnover Rate                                    9%             7%             7%             9%              6%

                 See accompanying Notes to Financial Statements.

                                                                         THE U.S. SMALL CAP SERIES
                                                -------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR           YEAR            YEAR
                                                   ENDED          ENDED          ENDED          ENDED           ENDED
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                    2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      16.09   $      13.84   $       9.93   $      11.08    $      11.67
                                                ------------   ------------   ------------   ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.15           0.12           0.08           0.09            0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                            1.44           2.22           3.92          (1.00)           1.24
                                                ------------   ------------   ------------   ------------    ------------
   Total From Investment Operations                     1.59           2.34           4.00          (0.91)           1.34
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.18)         (0.08)         (0.09)         (0.10)          (0.10)
  Net Realized Gains                                   (0.77)         (0.01)            --          (0.14)          (1.83)
                                                ------------   ------------   ------------   ------------    ------------
   Total Distributions                                 (0.95)         (0.09)         (0.09)         (0.24)          (1.93)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      16.73   $      16.09   $      13.84   $       9.93    $      11.08
=========================================================================================================================
Total Return                                           10.40%         16.99%         40.32%         (8.42)%         13.08
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  2,894,399   $  2,321,090   $  1,468,486   $    851,901    $    991,082
Ratio of Expenses to Average Net Assets                 0.07%          0.07%          0.08%          0.08%           0.08%
Ratio of Net Investment Income to Average Net
  Assets                                                0.94%          0.85%          0.84%          0.81%           0.94%
Portfolio Turnover Rate                                   21%            16%            16%            34%             13%

                                                                  THE DFA INTERNATIONAL VALUE SERIES
                                                -------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR           YEAR            YEAR
                                                   ENDED          ENDED          ENDED          ENDED           ENDED
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                    2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      16.04   $      12.40   $       9.33   $      10.15    $      12.07
                                                ------------   ------------   ------------   ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.43           0.33           0.27           0.24            0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                            1.95           3.61           3.06          (0.78)          (1.49)
                                                ------------   ------------   ------------   ------------    ------------
   Total From Investment Operations                     2.38           3.94           3.33          (0.54)          (1.22)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.52)         (0.30)         (0.25)         (0.25)          (0.27)
  Net Realized Gains                                   (0.60)            --          (0.01)         (0.03)          (0.43)
                                                ------------   ------------   ------------   ------------    ------------
   Total Distributions                                 (1.12)         (0.30)         (0.26)         (0.28)          (0.70)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      17.30   $      16.04   $      12.40   $       9.33    $      10.15
=========================================================================================================================
Total Return                                           15.61%         32.15%         36.24%         (5.53)%        (10.75)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  4,367,698   $  2,804,043   $  1,604,778   $  1,125,467    $  1,208,100
Ratio of Expenses to Average Net Assets                 0.27%          0.28%          0.30%          0.30%           0.29%
Ratio of Net Investment Income to Average Net
  Assets                                                2.71%          2.35%          2.61%          2.36%           2.32%
Portfolio Turnover Rate                                   10%            15%            14%            18%              6%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                                                                            THE JAPANESE SMALL COMPANY SERIES
                                                          ----------------------------------------------------------------------
                                                               YEAR           YEAR          YEAR          YEAR           YEAR
                                                              ENDED          ENDED         ENDED         ENDED          ENDED
                                                             NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                                               2005           2004          2003          2002           2001
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      31.03%        32.73%        47.87%        (9.62)%       (13.51)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $   1,151,429   $   605,132   $   283,699   $   195,047    $   196,187
Ratio of Expenses to Average Net Assets                            0.22%         0.27%         0.28%         0.27%          0.28%
Ratio of Net Investment Income to Average Net Assets               1.51%         1.45%         1.41%         1.26%          1.41%
Portfolio Turnover Rate                                               6%            5%           16%            5%             9%

                                                                        THE ASIA PACIFIC SMALL COMPANY SERIES
                                                        ----------------------------------------------------------------------
                                                             YEAR           YEAR          YEAR          YEAR           YEAR
                                                            ENDED          ENDED         ENDED         ENDED          ENDED
                                                           NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                                             2005           2004          2003          2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                   9.30%       27.40%        61.47%         7.28%         2.84%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                   $   395,923  $   282,999   $   156,765   $   121,637   $   130,554
Ratio of Expenses to Average Net Assets                        0.27%        0.32%         0.31%         0.32%         0.28%
Ratio of Net Investment Income to Average Net Assets           4.33%        3.82%         3.35%         3.77%         3.69%
Portfolio Turnover Rate                                          10%          11%           15%           26%           10%

                                                                          THE UNITED KINGDOM SMALL COMPANY SERIES
                                                          ----------------------------------------------------------------------
                                                               YEAR           YEAR          YEAR          YEAR           YEAR
                                                              ENDED          ENDED         ENDED         ENDED          ENDED
                                                             NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                                               2005           2004          2003          2002           2001
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      12.88%        29.68%        44.65%        (4.67)%        (4.89)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                     $     643,038   $   377,763   $   160,917   $    98,899    $    96,741
Ratio of Expenses to Average Net Assets                            0.22%         0.27%         0.26%         0.26%          0.27%
Ratio of Net Investment Income to Average Net Assets               3.19%         2.70%         3.25%         3.03%          2.86%
Portfolio Turnover Rate                                              12%            7%            7%            6%            14%

                                                                         THE CONTINENTAL SMALL COMPANY SERIES
                                                        ----------------------------------------------------------------------
                                                             YEAR           YEAR          YEAR          YEAR           YEAR
                                                            ENDED          ENDED         ENDED         ENDED          ENDED
                                                           NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,
                                                             2005           2004          2003          2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  18.97%        36.57%        52.86%         3.22%        (5.43)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                   $   981,938   $   654,644   $   448,407   $   263,068   $   210,337
Ratio of Expenses to Average Net Assets                        0.24%         0.26%         0.30%         0.31%         0.30%
Ratio of Net Investment Income to Average Net Assets           2.16%         2.09%         2.49%         2.22%         2.73%
Portfolio Turnover Rate                                          18%            9%           11%           12%           12%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which eight are included in this section of the report (collectively, the "Series").

SERIES FUNDS

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
(the "Domestic Equity Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
(the "International Equity Portfolios")

     Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2005, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                     0.025 of 1%
          The U.S. Large Cap Value Series                    0.10 of 1%
          The U.S. Small Cap Series                          0.03 of 1%
          The DFA International Value Series                 0.20 of 1%
          The Japanese Small Company Series                  0.10 of 1%
          The Asia Pacific Small Company Series              0.10 of 1%
          The United Kingdom Small Company Series            0.10 of 1%
          The Continental Small Company Series               0.10 of 1%

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

          The U.S. Large Company Series                     $       68
          The U.S. Large Cap Value Series                           85
          The U.S. Small Cap Series                                 46
          The DFA International Value Series                        63
          The Japanese Small Company Series                         15
          The Asia Pacific Small Company Series                      6
          The United Kingdom Small Company Series                    9
          The Continental Small Company Series                      15

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                      OTHER INVESTMENT
                                                                         SECURITIES
                                                               ----------------------------
                                                                 PURCHASES        SALES
                                                               -------------  -------------
The U.S. Large Company Series                                  $     685,966  $     213,592
The U.S. Large Cap Value Series                                    1,693,765        448,957
The U.S. Small Cap Series                                            880,179        554,974
The DFA International Value Series                                 1,518,112        370,595
The Japanese Small Company Series                                    375,246         50,988
The Asia Pacific Small Company Series                                135,680         35,895
The United Kingdom Small Company Series                              282,022         58,602
The Continental Small Company Series                                 365,937        153,448

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

F.  FEDERAL INCOME TAXES:

     It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, and The DFA International Value Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series, are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                            INCREASE           INCREASE
                                                                           (DECREASE)         (DECREASE)
                                                         INCREASE        UNDISTRIBUTED       ACCUMULATED
                                                        (DECREASE)      NET INVESTMENT       NET REALIZED
                                                      PAID-IN CAPITAL        INCOME         GAINS/(LOSSES)
                                                      ---------------   ---------------    ---------------
The U.S. Small Cap Series                             $        47,051   $           632    $       (47,683)
The DFA International Value Series                                 --            (2,786)             2,786

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                                NET INVESTMENT
                                                                   INCOME
                                                                     AND
                                                                  SHORT-TERM        LONG-TERM
                                                                CAPITAL GAINS     CAPITAL GAINS      TOTAL
                                                               ---------------   ---------------   ----------
The U.S. Large Cap Value Series
2005                                                           $        79,209   $         3,972   $   83,181
2004                                                                    33,641                --       33,641
The U.S. Small Cap Series
2005                                                                    47,758            94,497      142,255
2004                                                                    10,754                --       10,754
The DFA International Value Series
2005                                                                   114,177           104,987      219,164
2004                                                                    44,310                --       44,310

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                         TOTAL NET
                                             NET INVESTMENT                      DISTRIBUTABLE
                                               INCOME AND       UNDISTRIBUTED      EARNINGS/
                                               SHORT-TERM         LONG-TERM      (ACCUMULATED
                                             CAPITAL GAINS      CAPITAL GAINS       LOSSES)
                                            ----------------    -------------    -------------
The U.S. Large Cap Value Series             $         23,861    $     185,837    $     209,698
The U.S. Small Cap Series                             35,450          152,778          188,228
The DFA International Value Series                    27,212          114,521          141,733

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Series' had no capital loss carryforwards available to offset future realized capital gains.

     Some of the Series' Investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. For Partnership masters, these amounts are allocated to their respective feeders. During the year ended November 30, 2005, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes and allocated to their respective feeders, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

                                                                  MARK TO         REALIZED
                                                                  MARKET           GAINS
                                                               -------------   -------------
The DFA International Value Series                             $      14,810   $      18,494
The Japanese Small Company Series                                      3,748           1,344
The Asia Pacific Small Company Series                                  1,229           1,634
The United Kingdom Small Company Series                                2,166              33
The Continental Small Company Series                                     835           4,008

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                            NET
                                                                                                        UNREALIZED
                                                       FEDERAL       UNREALIZED       UNREALIZED       APPRECIATION/
                                                      TAX COST      APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                    -------------  ---------------  ---------------   ---------------
The U.S. Large Company Series                       $   3,864,636  $     1,311,081  $      (401,734)  $       909,347
The U.S. Large Cap Value Series                         5,054,589        1,509,600         (269,715)        1,239,885
The U.S. Small Cap Series                               2,750,109          678,974         (302,758)          376,216
The DFA International Value Series                      3,605,348        1,043,734          (96,935)          946,799
The Japanese Small Company Series                       1,334,276          264,225          (99,647)          164,578
The Asia Pacific Small Company Series                     456,685           93,313          (71,298)           22,015
The United Kingdom Small Company Series                   521,607          162,792          (37,321)          125,471
The Continental Small Company Series                      839,232          315,876          (40,596)          275,280

G.  COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                            UNREALIZED
                                        ACCUMULATED     ACCUMULATED     ACCUMULATED        APPRECIATION
                                            NET        NET REALIZED     NET REALIZED     (DEPRECIATION) OF
                                        INVESTMENT     GAIN (LOSS) OF     FOREIGN           INVESTMENT
                            PAID-IN       INCOME        INVESTMENT       EXCHANGE          SECURITIES AND
                            CAPITAL       (LOSS)        SECURITIES      GAIN (LOSS)      FOREIGN CURRENCY
                          -----------  -------------  ---------------  -------------   --------------------
The U.S. Large Cap
  Value Series            $ 4,382,089  $       9,656  $       199,957             --   $          1,239,885
The U.S. Small Cap Series   2,330,001          1,287          184,446             --                378,665
The DFA International
  Value Series              3,279,489          1,082          127,202  $      (1,607)               961,736

                             UNREALIZED
                             NET FOREIGN
                              EXCHANGE                     NUMBER OF
                                GAIN        TOTAL NET       SHARES
                               (LOSS)         ASSETS      AUTHORIZED
                            ------------   ------------   ----------
The U.S. Large Cap
  Value Series                        --   $  5,831,587    Unlimited
The U.S. Small Cap Series             --      2,894,399    Unlimited
The DFA International
  Value Series              $       (204)     4,367,698    Unlimited


H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     3. FUTURES CONTRACTS: During the year ended November 30, 2005, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2005, Large Company had outstanding 243 long futures contracts on the S&P 500 Index, all of which expire on December 16, 2005. The value of such contracts on November 30, 2005 was $76,004,325 which resulted in an unrealized gain of $2,448,625. Approximately $3,440,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company could lose more than the initial margin requirements.

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                                   WEIGHTED         WEIGHTED       NUMBER OF      INTEREST    MAXIMUM AMOUNT
                                                   AVERAGE          AVERAGE          DAYS         EXPENSE     BORROWED DURING
                                                INTEREST RATE     LOAN BALANCE    OUTSTANDING     INCURRED       THE PERIOD
                                                -------------    -------------   -------------   ----------   ---------------
The DFA International Value Series                       3.90%   $         286               2           --   $           331
The Japanese Small Company Series                        3.15%             200               1           --               200
The Asia Pacific Small Company Series                    3.99%             308               5           --               340
The United Kingdom Small Company Series                  3.80%           1,192              10   $        1             2,700
The Continental Small Company Series                     4.78%           1,913               4            1             6,452

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2005.

J.  SECURITIES LENDING:

     As of November 30, 2005, some of the Trusts' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly The Pacific Rim Small Company Series), The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE             OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS

George M.                  DFAITC - since 1993      79 portfolios in 4      Leo Melamed Professor of Finance, Graduate School
Constantinides Director    DFAIDG - since 1983      investment companies    of Business, University of Chicago.
of DFAIDG, DIG and DEM.    DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993      79 portfolios in 4      Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG    DFAIDG - since 1986      investment companies    Professor of Economics, Graduate School of
and DEM.                   DIG - since 1993                                 Business, University of Chicago. Senior
Trustee of DFAITC.         DEM - since 1993                                 Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                         strategy and finance consulting). Formerly,
Chicago, IL 60637                                                           President, Cardean University (division of
Date of Birth: 1/19/39                                                      UNext.com). Member of the Boards of Milwaukee
                                                                            Mutual Insurance Company and UNext.com. Formerly,
                                                                            Trustee, First Prairie Funds (registered
                                                                            investment company). Trustee, Harbor Fund
                                                                            (registered investment company) (13 Portfolios).

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE             OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993      79 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies    Management. Director, BIRR Portfolio Analysis,
and DEM.                   DIG - since 1993                                 Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.         DEM - since 1993                                 Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                   publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                             Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                               Director, Hospital Fund, Inc. (investment
06520-8200                                                                  management services).
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003     79 portfolios in 4      John and Natty McArthur University Professor,
Director of DFAIDG, DIG    DFA IDG - since 2003     investment companies    Graduate School of Business Administration,
and DEM.                   DFA DIG - since 2003                             Harvard University (since 1998). George Fisher
Trustee of DFAITC.         DEM - since 2003                                 Baker Professor of Business Administration,
Harvard Business School                                                     Graduate School of Business Administration,
397 Morgan Hall Soldiers                                                    Harvard University (1988-1998), Co-founder, Chief
Field Boston, MA 02163                                                      Science Officer, Integrated Finance Limited (since
Date of Birth: 7/31/44                                                      2002). Director, MF Risk, Inc. (risk management
                                                                            software) (since 2001). Director, Peninsula
                                                                            Banking Group (bank) (since 2003). Director,
                                                                            Community First Financial Group (bank holding
                                                                            company) (since 2003). Formerly, Co-Founder and
                                                                            Principal, Long-Term Capital Management. Director,
                                                                            Vical Incorporated (biopharmaceutical product
                                                                            development).

Myron S. Scholes           DFAITC - since 1993      79 portfolios in 4      Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies    Stanford University. Managing Partner, Oak Hill
and DEM.                   DIG - since 1993                                 Capital Management (private equity firm).
Trustee of DFAITC.         DEM - since 1993                                 Chairman, Oak Hill Platinum Partners (hedge fund).
Oak Hill Capital                                                            Director, Chicago Mercantile Exchange, Consultant,
Management, Inc.                                                            Arbor Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd                                                           Family of Funds. Director, American Century Fund
Suite 220                                                                   Complex (registered investment companies) (38
Menlo Park, CA 94025                                                        Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                      Exchange Holdings Inc.

Abbie J. Smith             DFAITC - since 2000      79 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000      investment companies    Graduate School of Business, University of
and DEM.                   DIG - since 2000                                 Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.         DEM - since 2000                                 Business School (9/01 to 8/02). Director, HON
Graduate School of                                                          Industries Inc. (office furniture) and Director,
Business                                                                    Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE             OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993      79 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981      investment companies    Investment Officer and President of Dimensional
Executive Officer, Chief   DIG - since 1992                                 Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and     DEM - since 1993                                 DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                    Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                          DFAITC. Director of Dimensional Fund Advisors Ltd,
Trustee, Chief Executive                                                    and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                   Chief Investment Officer and President of DFA
Officer and President of                                                    Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                     Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                           Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                      Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                     Investment Officer positions held starting
                                                                            1/1/2003 except for Dimensional Fund Advisors
                                                                            Canada Inc., which was from 6/17/2003.)

                                                                            Limited Partner, Oak Hill Partners, Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company). Formerly Director, Assante Corporation
                                                                            (investment management) (until 2002).

Rex A. Sinquefield*        DFAITC - since 1993      79 portfolios in 4      Chairman and Director (and prior to 1/1/2003,
Chairman and Director of   DFAIDG - since 1981      investment companies    Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.       DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of    DEM - since 1993                                 and DEM, Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                     Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                           formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                      Ltd., Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                      Investment Officer) of DFA Australia Ltd. Director
                                                                            of Dimensional Funds PLC and Dimensional Fund
                                                                            Advisors Canada Inc.

                                                                            Trustee, St. Louis University. Life Trustee and
                                                                            Member of Investment Committee, DePaul University.
                                                                            Director, The German St. Vincent Orphan Home.
                                                                            Member of Investment Committee, Archdiocese of St.
                                                                            Louis. Director, St. Louis Art Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS

M. Akbar Ali                            Since 2005      Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                          Dimensional (since August 2002). Formerly, Graduate Student
Date of Birth: 7/1/71                                   at the University of California, Los Angeles (August 2000 to
                                                        June 2002); Senior Technology Office at JPMorgan Chase & Co.
                                                        (February 1997 to June 2000).

Darryl Avery                            Since 2005      Vice President of all the DFA Entities. From June 2002 to
Vice President                                          January 2005, institutional client service representative of
Date of Birth: 1/4/66                                   Dimensional. Formerly, institutional client service and
                                                        marketing representative for Metropolitan West Asset
                                                        Management (February 2001 to February 2002); institutional client service and marketing representative for Payden &
                                                        Rygel (June 1990 to January 2001).

Arthur H. Barlow                        Since 1993      Vice President of all the DFA Entities. Formerly, Vice
Vice President                                          President of DFA Australia Limited and Dimensional Fund
Date of Birth: 11/7/55                                  Advisors Ltd.

Valerie A. Brown                        Since 2001      Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                            Entities, DFA Australia Limited, Dimensional Fund Advisors
Secretary                                               Ltd., and since June 2003, Dimensional Fund Advisors Canada
Date of Birth: 1/24/67                                  Inc. Since March 2000, legal counsel for Dimensional.

Stephen A. Clark                        Since 2004      Vice President of all the DFA Entities, April 2001 to April
Vice President                                          2004, Portfolio Manager of Dimensional. Formerly, Graduate
Date of Birth: 8/20/72                                  Student at the University of Chicago (September 2000 to
                                                        March 2001); and Associate of US Bancorp Piper Jaffrey
                                                        (September 1999 to September 2000) and an Analyst and later an Associate of John Nuveen & Co. (August 1997 to September
                                                        1999).

Truman A. Clark                         Since 1996      Vice President of all the DFA Entities, Formerly, Vice
Vice President                                          President of DFA Australia Limited and Dimensional Fund
Date of Birth: 4/8/41                                   Advisors Ltd.

Christopher S. Crossan                  Since 2004      Vice President of all the DFA Entities. Formerly, Senior
Vice President                                          Compliance Officer, INVESCO Institutional, Inc. and its
Date of Birth: 12/21/65                                 affiliates (August 2000 to January 2004); Branch Chief,
                                                        Investment Company and Investment Advisor Inspections,
                                                        Securities and Exchange Commission (April 1994 to August
                                                        2000).

James L. Davis                          Since 1999      Vice President of all the DFA Entities. Formerly, Vice
Vice President                                          President of DFA Australia Limited and Dimensional Fund
Date of Birth: 11/29/56                                 Advisors Ltd, Formerly at Kansas State University. Arthur
                                                        Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                         Since 1994      Vice President of all the DFA Entities and DFA Australia
Vice President                                          Limited. Formerly, Vice President of Dimensional Fund
Date of Birth: 10/8/57                                  Advisors Ltd.

Robert W. Dintzner                      Since 2001      Vice President of all the DFA Entities. Prior to April 2001,
Vice President                                          marketing supervisor and marketing coordinator for
Date of Birth: 3/18/70                                  Dimensional. Formerly, Vice President of DFA Australia
                                                        Limited.

Richard A. Eustice                      Since 1998      Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                            Entities and DFA Australia Limited. Formerly, Vice President
Secretary                                               of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                     Since 1993      Vice President of all the DFA Entities. Formerly, Vice
Vice President                                          President of DFA Australia Limited and Dimensional Fund
Date of Birth: 1/21/61                                  Advisors Ltd.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                     Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                          institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                          Since 2001      Vice President of all the DFA Entities, Formerly, Professor
Vice President                                          and Associate Dean of the Leventhal School of Accounting
Date of Birth: 11/24/61                                 (September 1998 to August 2001) and Academic Director Master
                                                        of Business Taxation Program (June 1996 to August 2001) at
                                                        the University of Southern California Marshall School of
                                                        Business.

Henry F. Gray                           Since 2000      Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                          Portfolio Manager of Dimensional. Formerly, Vice President
Date of Birth: 9/22/67                                  of DFA Australia Limited.

Kamyab Hashemi-Nejad                    Since 1997      Vice President, Controller and Assistant Treasurer of all
Vice President, Controller and                          the DFA Entities, DFA Australia Limited, and Dimensional
Assistant Treasurer                                     Fund Advisors Ltd. Formerly, Assistant Secretary of
Date of Birth: 1/22/61                                  Dimensional Fund Advisors Ltd..

Kevin Hight                             Since 2005      Vice President of all the DFA Entities. Formerly, Regional
Vice President                                          Director of Dimensional (since March 2003 to March 2005).
Date of Birth: 11/13/67                                 Formerly, Vice President and Portfolio Manager for Payden &
                                                        Rygel (July 1999 to February 2003).

Christine W. Ho                         Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                          Assistant Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                            Since 2004      Vice President of all DFA Entities. Prior to April 2004,
Vice President                                          counsel of Dimensional. Formerly, an Associate at Gibson,
Date of Birth: 11/8/73                                  Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating                      Since 2003      Vice President of all the DFA Entities and Dimensional Fund
Vice President                                          Advisors Canada Inc. (since June 2003). Formerly, Director,
Date of Birth: 12/21/54                                 President and Chief Executive Officer, Assante Asset
                                                        Management, Inc. (October 2000 to December 2002); Director,
                                                        Assante Capital Management (October 2000 to December 2002);
                                                        President and Chief Executive Officer, Assante Capital
                                                        Management (October 2000 to April 2001); Executive Vice
                                                        President, Assante Corporation (May 2001 to December 2002);
                                                        Director, Assante Asset Management Ltd. (September 1997 to
                                                        December 2002); President and Chief Executive Officer,
                                                        Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich                      Since 2004      Vice President of all the DFA Entities. From April 2001 to
Vice President                                          April 2004, Portfolio Manager for Dimensional, Formerly, a
Date of Birth: 11/7/71                                  trader at Lincoln Capital Fixed Income Management (formerly
                                                        Lincoln Capital Management Company).

Michael F. Lane                         Since 2004      Vice President of all the DFA Entities. Formerly, Vice
Vice President                                          President of Advisor Services at TIAA-CREF (July 2001 to
Date of Birth: 7/11/67                                  September 2004); AEGON, President, Advisor Resources
                                                        (September 1994 to June 2001).

Juliet Lee                              Since 2005      Vice President of all the DFA Entities. Human Resources
Vice President                                          Manager of Dimensional (since January 2004). Formerly,
Date of Birth: 1/12/71                                  Assistant Vice President for Metropolitan West Asset
                                                        Management LLC (February 2001 to December 2003) and Director
                                                        of Human Resources for Icebox, LLC (March 2000 to February
                                                        2001).

Heather H. Mathews                      Since 2004      Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                          Portfolio Manager for Dimensional Fund Advisors Inc.
Date of Birth: 12/12/69                                 Formerly, Graduate Student at Harvard University (August
                                                        1998 to June 2000).

David M. New                            Since 2003      Vice President of all the DFA Entities. Formerly, Client
Vice President                                          Service Manager of Dimensional. Formerly, Director of
Date of Birth: 2/9/60                                   Research, Wurts and Associates (investment consulting firm)
                                                        (December 2000 to June 2002).

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                  Vice President     Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary           since 1997       President and Assistant Secretary of DFA Australia Limited
Date of Birth: 5/7/64                and Secretary      (since February 2002, April 1997 and May 2002, respectively).
                                       since 2000       Vice President and Secretary of Dimensional Fund Advisors
                                                        Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park                          Since 2005       Vice President of all the DFA Entities. From February 2002
Vice President                                          to January 2005, institutional client service representative
Date of Birth: 6/28/72                                  of Dimensional. Formerly, Associate Director at Watson
                                                        Pharmaceuticals Inc. (January 2001 to February 2002);
                                                        Graduate student at New York University (February 2000 to
                                                        December 2000).

David A. Plecha                        Since 1993       Vice President of all the DFA Entities, DFA Australia
Vice President                                          Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                     Since 2002       Vice President of all the DFA Entities. Formerly, Research
Vice President                                          Associate for Dimensional (June 2000 to April 2002).
Date of Birth: 1/28/67                                  Formerly, Research Scientist (August 1998 to June 2000),
                                                        California Institute of Technology.

L. Jacobo Rodriguez                    Since 2005       Vice President of all the DFA Entities. From August 2004 to
Vice President                                          July 2005, institutional client service representative of
Date of Birth: 5/18/71                                  Dimensional. Formerly, Financial Services Analyst, Cato
                                                        Institute (September 2001 to June 2004); Book Review Editor,
                                                        Cato Journal, Cato Institute (May 1996 to June 2004); and
                                                        Assistant Director, Project on Global Economic Liberty, Cato
                                                        Institute (January 1996 to August 2001).

Michael T. Scardina                    Since 1993       Vice President, Chief Financial Officer and Treasurer of all
Vice President, Chief Financial                         the DFA Entities, DFA Australia Limited and Dimensional Fund
Officer and Treasurer                                   Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 10/12/55                                 Advisors Canada Inc. Director, Dimensional Fund Advisors
                                                        Ltd. (since February 2002) and Dimensional Funds, plc
                                                        (January 2002).

David E. Schneider                     Since 2001       Vice President of all the DFA Entities. Currently, Director
Vice President                                          of Institutional Services. Prior to 2001, Regional Director
Date of Birth: 1/26/46                                  of Dimensional.

Jeanne C. Sinquefield, Ph.D.*          Since 1988       Executive Vice President of all the DFA Entities and DFA
Executive Vice President                                Australia Limited. Vice President (formerly, Executive Vice
Date of Birth: 12/2/46                                  President) of Dimensional Fund Advisors Ltd. (since January
                                                        2003) and Dimensional Fund Advisor Canada Inc. (since June
                                                        2003).

Grady M. Smith                         Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                          Portfolio Manager of Dimensional. Formerly, Principal of
Date of Birth: 5/26/56                                  William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                         Since 2000       Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                          Portfolio Manager of Dimensional. Formerly, Vice President
Date of Birth: 6/8/63                                   of DFA Australia Limited.

Lawrence R. Spieth                     Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                          institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                     Since 2004       Vice President of all the DFA Entities and Dimensional Fund
Vice President                                          Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                  Regional Director of Dimensional. Formerly, Vice President
                                                        and General Manager of Assante Global Advisors (July 2000 to
                                                        April 2002); Vice President of Assante Asset Management Inc.
                                                        (March 2000 to July 2000); and Private Client Manager at
                                                        Loring Ward Investment Counsel Ltd. (June 1997 to February
                                                        2002).

Karen E. Umland                        Since 1997       Vice President of all the DFA Entities, DFA Australia
Vice President                                          Limited, Dimensional Fund Advisors Ltd., and since June
Date of Birth: 3/10/66                                  2003, Dimensional Fund Advisors Canada Inc.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                       Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                          institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                   Since 1997       Vice President of all the DFA Entities. Formerly, Vice
Vice President                                          President of DFA Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001       Vice President of all the DFA Entities. Prior to 2001,
Vice President                                          Director of Financial Advisors Services of Dimensional.
Date of Birth: 3/3/45                                   Director of Dimensional Fund Advisors Ltd. (since October
                                                        2003) and President of Dimensional Fund Advisors Canada Inc.
                                                        (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                                                                                  QUALIFYING
                                       NET                                                      FOR CORPORATE
                                    INVESTMENT    SHORT-TERM      LONG-TERM                       DIVIDENDS    QUALIFYING  FOREIGN
                                     INCOME      CAPITAL GAIN    CAPITAL GAIN       TOTAL          RECEIVED     DIVIDEND     TAX
                                  DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS  DISTRIBUTIONS     DEDUCTION(1)  INCOME(2) CREDIT(3)
                                  -------------  -------------  --------------  --------------  -------------- ---------- ---------
THE DFA INVESTMENT TRUST COMPANY
The Global Value Series                  100.00%            --              --          100.00%             --         --        --
The Global Large Company Series          100.00%            --              --          100.00%             --         --        --
The Global Small Company Series           40.12%          5.62%          54.26%         100.00%             --         --      2.85%
The U.S. Large Cap Value Series           95.23%            --            4.77%         100.00%          40.00%     37.00%       --
The U.S. Small Cap Series                 20.49%         13.08%          66.43%         100.00%          87.00%     80.00%       --
The DFA International Value Series        50.96%          1.14%          47.90%         100.00%             --      56.00%     6.65%

DFA INVESTMENT DIMENSIONS
  GROUP INC.
Large Cap International Portfolio        100.00%            --              --          100.00%             --      70.00%     7.24%


----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-Year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTING

DFA INVESTMENT DIMENSIONS GROUP INC.

                                                                                                  PAGE
                                                                                                 -------
     Performance Charts                                                                                1
     Management's Discussion and Analysis                                                             10
     Definitions of Abbreviations and Footnotes                                                       21
     Disclosure of Fund Expenses                                                                      22
     Disclosure of Portfolio Holdings                                                                 26
     Schedules of Investments/Summary Schedules of Portfolio Holdings
          U.S. Large Company Portfolio                                                                31
          Enhanced U.S. Large Company Portfolio                                                       31
          U.S. Large Cap Value Portfolio                                                              31
          U.S. Small XM Value Portfolio                                                               31
          U.S. Small Cap Value Portfolio                                                              31
          U.S. Core Equity 1 Portfolio                                                                32
          U.S. Core Equity 2 Portfolio                                                                34
          U.S. Small Cap Portfolio                                                                    36
          U.S. Micro Cap Portfolio                                                                    36
          DFA Real Estate Securities Portfolio                                                        37
          Large Cap International Portfolio                                                           39
          International Core Equity Portfolio                                                         43
          International Small Company Portfolio                                                       47
          Japanese Small Company Portfolio                                                            47
          Asia Pacific Small Company Portfolio                                                        47
          United Kingdom Small Company Portfolio                                                      48
          Continental Small Company Portfolio                                                         48
          DFA International Small Cap Value Portfolio                                                 49
          Emerging Markets Portfolio                                                                  53
          Emerging Markets Small Cap Portfolio                                                        53
          Emerging Markets Core Equity Portfolio                                                      54
          DFA One-Year Fixed Income Portfolio                                                         57
          DFA Two-Year Global Fixed Income Portfolio                                                  57
          DFA Five-Year Government Portfolio                                                          58
          DFA Five-Year Global Fixed Income Portfolio                                                 59
          DFA Intermediate Government Fixed Income Portfolio                                          61
          DFA Short-Term Municipal Bond Portfolio                                                     62
     Statements of Assets and Liabilities                                                             69
     Statements of Operations                                                                         73
     Statements of Changes in Net Assets                                                              80
     Financial Highlights                                                                             87
     Notes to Financial Statements                                                                   101
     Report of Independent Registered Public Accounting Firm                                         117
     Board Approval of Investment Advisory Agreements                                                118

                                                                                                  PAGE
                                                                                                 -------
DIMENSIONAL INVESTMENT GROUP INC. -- DFA INTERNATIONAL VALUE PORTFOLIO
     Performance Chart                                                                               120

     Management's Discussion and Analysis                                                            121

     Disclosure of Fund Expenses                                                                     123

     Disclosure of Portfolio Holdings                                                                124

     Statement of Assets and Liabilities                                                             125

     Statement of Operations                                                                         126

     Statements of Changes in Net Assets                                                             127

     Financial Highlights                                                                            128

     Notes to Financial Statements                                                                   129

     Report of Independent Registered Public Accounting Firm                                         132

                                                                                                  PAGE
                                                                                                 -------
THE DFA INVESTMENT TRUST COMPANY
     Performance Charts                                                                              133

     Management's Discussion and Analysis                                                            139

     Disclosure of Fund Expenses                                                                     148

     Disclosure of Portfolio Holdings                                                                151

     Schedules of Investments/Summary Schedules of Portfolio Holdings
          The U.S. Large Company Series                                                              157
          The Enhanced U.S. Large Company Series                                                     159
          The U.S. Large Cap Value Series                                                            161
          The U.S. Small XM Value Series                                                             163
          The U.S. Small Cap Value Series                                                            165
          The U.S. Small Cap Series                                                                  167
          The U.S. Micro Cap Series                                                                  169
          The DFA International Value Series                                                         171
          The Japanese Small Company Series                                                          175
          The Asia Pacific Small Company Series                                                      177
          The United Kingdom Small Company Series                                                    179
          The Continental Small Company Series                                                       181
          The Emerging Markets Series                                                                184
          The Emerging Markets Small Cap Series                                                      187
          The DFA One-Year Fixed Income Series                                                       190
          The DFA Two-Year Global Fixed Income Series                                                192

     Statements of Assets and Liabilities                                                            194

     Statements of Operations                                                                        196

     Statements of Changes in Net Assets                                                             200

     Financial Highlights                                                                            204

     Notes to Financial Statements                                                                   211

     Report of Independent Registered Public Accounting Firm                                         221

FUND MANAGEMENT                                                                                      222

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                          229

NOTICE TO SHAREHOLDERS                                                                               230

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                  U.S. LARGE COMPANY PORTFOLIO                 S&P 500 INDEX
11/30/1995                                   10000                         10000
12/31/1995                                   10189                         10193
 1/31/1996                                   10538                         10540
 2/29/1996                                   10627                         10637
 3/31/1996                                   10731                         10740
 4/30/1996                                   10886                         10898
 5/31/1996                                   11159                         11179
 6/30/1996                                   11204                         11222
 7/31/1996                                   10706                         10726
 8/31/1996                                   10935                         10952
 9/30/1996                                   11543                         11569
10/31/1996                                   11858                         11888
11/30/1996                                   12749                         12786
12/31/1996                                   12495                         12533
 1/31/1997                                   13274                         13316
 2/28/1997                                   13376                         13420
 3/31/1997                                   12824                         12869
 4/30/1997                                   13588                         13637
 5/31/1997                                   14409                         14467
 6/30/1997                                   15051                         15116
 7/31/1997                                   16247                         16318
 8/31/1997                                   15343                         15404
 9/30/1997                                   16180                         16248
10/31/1997                                   15640                         15705
11/30/1997                                   16352                         16432
12/31/1997                                   16629                         16714
 1/31/1998                                   16820                         16899
 2/28/1998                                   18030                         18118
 3/31/1998                                   18944                         19046
 4/30/1998                                   19135                         19237
 5/31/1998                                   18804                         18907
 6/30/1998                                   19567                         19675
 7/31/1998                                   19357                         19465
 8/31/1998                                   16570                         16651
 9/30/1998                                   17624                         17718
10/31/1998                                   19043                         19159
11/30/1998                                   20204                         20320
12/31/1998                                   21398                         21491
 1/31/1999                                   22270                         22390
 2/28/1999                                   21575                         21694
 3/31/1999                                   22437                         22562
 4/30/1999                                   23293                         23435
 5/31/1999                                   22744                         22882
 6/30/1999                                   23999                         24152
 7/31/1999                                   23247                         23398
 8/31/1999                                   23128                         23282
 9/30/1999                                   22492                         22644
10/31/1999                                   23918                         24077
11/30/1999                                   24399                         24566
12/31/1999                                   25851                         26013
 1/31/2000                                   24551                         24706
 2/29/2000                                   24083                         24238
 3/31/2000                                   26428                         26610
 4/30/2000                                   25617                         25809
 5/31/2000                                   25089                         25279
 6/30/2000                                   25663                         25903
 7/31/2000                                   25296                         25498
 8/31/2000                                   26867                         27082
 9/30/2000                                   25448                         25652
10/31/2000                                   25333                         25543
11/30/2000                                   23343                         23530
12/31/2000                                   23459                         23645
 1/31/2001                                   24288                         24484
 2/28/2001                                   22073                         22251
 3/31/2001                                   20671                         20842
 4/30/2001                                   22271                         22461
 5/31/2001                                   22405                         22612
 6/30/2001                                   21857                         22061
 7/31/2001                                   21645                         21844
 8/31/2001                                   20282                         20477
 9/30/2001                                   18639                         18823
10/31/2001                                   18992                         19182
11/30/2001                                   20445                         20653
12/31/2001                                   20623                         20834
 1/31/2002                                   20316                         20530
 2/28/2002                                   19924                         20134
 3/31/2002                                   20663                         20892
 4/30/2002                                   19410                         19625
 5/31/2002                                   19269                         19480
 6/30/2002                                   17890                         18093
 7/31/2002                                   16498                         16682
 8/31/2002                                   16603                         16792
 9/30/2002                                   14798                         14967
10/31/2002                                   16096                         16284
11/30/2002                                   17043                         17243
12/31/2002                                   16038                         16230
 1/31/2003                                   15616                         15804
 2/28/2003                                   15379                         15567
 3/31/2003                                   15529                         15718
 4/30/2003                                   16808                         17013
 5/31/2003                                   17694                         17910
 6/30/2003                                   17912                         18139
 7/31/2003                                   18225                         18459
 8/31/2003                                   18582                         18819
 9/30/2003                                   18381                         18619
10/31/2003                                   19418                         19672
11/30/2003                                   19581                         19845
12/31/2003                                   20607                         20886
 1/31/2004                                   20980                         21269
 2/29/2004                                   21270                         21565
 3/31/2004                                   20953                         21239
 4/30/2004                                   20617                         20906
 5/31/2004                                   20896                         21193
 6/30/2004                                   21298                         21605
 7/31/2004                                   20593                         20890
 8/31/2004                                   20675                         20974
 9/30/2004                                   20897                         21201
10/31/2004                                   21209                         21525
11/30/2004                                   22064                         22396
12/31/2004                                   22815                         23158
 1/31/2005                                   22262                         22593
 2/28/2005                                   22725                         23069
 3/31/2005                                   22328                         22660
 4/30/2005                                   21903                         22230
 5/31/2005                                   22593                         22938
 6/30/2005                                   22625                         22970
 7/31/2005                                   23459                         23825
 8/31/2005                                   23246                         23608
 9/30/2005                                   23438                         23799
10/31/2005                                   23048                         23402
11/30/2005                                   23919                         24287

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         8.41%            0.49%             9.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE             ENHANCED U.S. LARGE COMPANY PORTFOLIO             S&P 500 INDEX
  7/2/1996                                       10000                     10000
 7/31/1996                                        9850                      9500
 8/31/1996                                       10050                      9701
 9/30/1996                                       10640                     10247
10/31/1996                                       11000                     10529
11/30/1996                                       11830                     11325
12/31/1996                                       11533                     11101
 1/31/1997                                       12267                     11794
 2/28/1997                                       12364                     11887
 3/31/1997                                       11767                     11398
 4/30/1997                                       12507                     12079
 5/31/1997                                       13322                     12814
 6/30/1997                                       13894                     13388
 7/31/1997                                       15014                     14454
 8/31/1997                                       14191                     13644
 9/30/1997                                       14929                     14391
10/31/1997                                       14509                     13910
11/30/1997                                       15051                     14554
12/31/1997                                       15308                     14804
 1/31/1998                                       15575                     14968
 2/28/1998                                       16629                     16048
 3/31/1998                                       17470                     16869
 4/30/1998                                       17662                     17039
 5/31/1998                                       17304                     16746
 6/30/1998                                       18038                     17427
 7/31/1998                                       17806                     17241
 8/31/1998                                       15210                     14748
 9/30/1998                                       16273                     15693
10/31/1998                                       17617                     16970
11/30/1998                                       18622                     17998
12/31/1998                                       19832                     19035
 1/31/1999                                       20553                     19831
 2/28/1999                                       19875                     19215
 3/31/1999                                       20711                     19984
 4/30/1999                                       21493                     20758
 5/31/1999                                       20899                     20267
 6/30/1999                                       22114                     21392
 7/31/1999                                       21357                     20724
 8/31/1999                                       21241                     20622
 9/30/1999                                       20729                     20056
10/31/1999                                       22048                     21326
11/30/1999                                       22404                     21759
12/31/1999                                       23673                     23041
 1/31/2000                                       22426                     21883
 2/29/2000                                       22080                     21469
 3/31/2000                                       24196                     23569
 4/30/2000                                       23428                     22860
 5/31/2000                                       22887                     22391
 6/30/2000                                       23396                     22943
 7/31/2000                                       23042                     22584
 8/31/2000                                       24509                     23987
 9/30/2000                                       23218                     22721
10/31/2000                                       23110                     22625
11/30/2000                                       21320                     20841
12/31/2000                                       21386                     20943
 1/31/2001                                       22144                     21686
 2/28/2001                                       20116                     19709
 3/31/2001                                       18814                     18460
 4/30/2001                                       20259                     19895
 5/31/2001                                       20383                     20028
 6/30/2001                                       19843                     19540
 7/31/2001                                       19697                     19348
 8/31/2001                                       18487                     18137
 9/30/2001                                       17096                     16672
10/31/2001                                       17475                     16990
11/30/2001                                       18782                     18293
12/31/2001                                       18951                     18454
 1/31/2002                                       18677                     18184
 2/28/2002                                       18339                     17834
 3/31/2002                                       18915                     18504
 4/30/2002                                       17855                     17382
 5/31/2002                                       17749                     17254
 6/30/2002                                       16543                     16025
 7/31/2002                                       15349                     14776
 8/31/2002                                       15477                     14873
 9/30/2002                                       13809                     13257
10/31/2002                                       15053                     14424
11/30/2002                                       15889                     15272
12/31/2002                                       15010                     14375
 1/31/2003                                       14621                     13998
 2/28/2003                                       14427                     13788
 3/31/2003                                       14558                     13922
 4/30/2003                                       15771                     15069
 5/31/2003                                       16637                     15863
 6/30/2003                                       16834                     16066
 7/31/2003                                       17051                     16349
 8/31/2003                                       17377                     16668
 9/30/2003                                       17267                     16491
10/31/2003                                       18182                     17424
11/30/2003                                       18334                     17577
12/31/2003                                       19341                     18499
 1/31/2004                                       19690                     18839
 2/29/2004                                       19996                     19101
 3/31/2004                                       19714                     18812
 4/30/2004                                       19276                     18517
 5/31/2004                                       19517                     18771
 6/30/2004                                       19862                     19136
 7/31/2004                                       19226                     18503
 8/31/2004                                       19358                     18577
 9/30/2004                                       19551                     18778
10/31/2004                                       19859                     19065
11/30/2004                                       20585                     19837
12/31/2004                                       21283                     20512
 1/31/2005                                       20726                     20012
 2/28/2005                                       21127                     20433
 3/31/2005                                       20704                     20071
 4/30/2005                                       20348                     19690
 5/31/2005                                       20993                     20317
 6/30/2005                                       21015                     20346
 7/31/2005                                       21707                     21102
 8/31/2005                                       21551                     20910
 9/30/2005                                       21684                     21079
10/31/2005                                       21235                     20728
11/30/2005                                       22043                     21512

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           7/2/1996
------------------------------------------------------------------
                         7.08%            0.67%             8.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           U.S. LARGE CAP VALUE PORTFOLIO           RUSSELL 1000 VALUE INDEX
11/30/1995                              10000                              10000
12/31/1995                              10066                              10251
 1/31/1996                              10352                              10571
 2/29/1996                              10503                              10651
 3/31/1996                              10865                              10832
 4/30/1996                              11047                              10873
 5/31/1996                              11229                              11009
 6/30/1996                              10900                              11018
 7/31/1996                              10413                              10602
 8/31/1996                              10831                              10905
 9/30/1996                              11042                              11339
10/31/1996                              11401                              11778
11/30/1996                              12227                              12632
12/31/1996                              12103                              12470
 1/31/1997                              12535                              13075
 2/28/1997                              12779                              13267
 3/31/1997                              12194                              12789
 4/30/1997                              12597                              13326
 5/31/1997                              13568                              14071
 6/30/1997                              13984                              14675
 7/31/1997                              15388                              15779
 8/31/1997                              15158                              15217
 9/30/1997                              15955                              16136
10/31/1997                              15136                              15686
11/30/1997                              15295                              16379
12/31/1997                              15506                              16857
 1/31/1998                              15707                              16620
 2/28/1998                              17080                              17738
 3/31/1998                              18032                              18824
 4/30/1998                              18133                              18950
 5/31/1998                              17973                              18669
 6/30/1998                              17930                              18908
 7/31/1998                              17307                              18576
 8/31/1998                              14151                              15812
 9/30/1998                              14868                              16719
10/31/1998                              16086                              18015
11/30/1998                              17083                              18854
12/31/1998                              17363                              19495
 1/31/1999                              17697                              19651
 2/28/1999                              17240                              19374
 3/31/1999                              17798                              19775
 4/30/1999                              19692                              21622
 5/31/1999                              19666                              21384
 6/30/1999                              19998                              22005
 7/31/1999                              19165                              21360
 8/31/1999                              18475                              20567
 9/30/1999                              17480                              19850
10/31/1999                              18146                              20993
11/30/1999                              17853                              20829
12/31/1999                              18195                              20929
 1/31/2000                              16913                              20247
 2/29/2000                              15394                              18743
 3/31/2000                              17571                              21029
 4/30/2000                              18096                              20785
 5/31/2000                              18056                              21003
 6/30/2000                              16800                              20044
 7/31/2000                              17536                              20294
 8/31/2000                              18560                              21422
 9/30/2000                              18261                              21620
10/31/2000                              18981                              22151
11/30/2000                              18361                              21330
12/31/2000                              20055                              22398
 1/31/2001                              21040                              22483
 2/28/2001                              21028                              21858
 3/31/2001                              20378                              21087
 4/30/2001                              21592                              22120
 5/31/2001                              22211                              22618
 6/30/2001                              21949                              22116
 7/31/2001                              21913                              22069
 8/31/2001                              20945                              21184
 9/30/2001                              18611                              19693
10/31/2001                              18599                              19523
11/30/2001                              20350                              20658
12/31/2001                              20826                              21145
 1/31/2002                              21042                              20982
 2/28/2002                              21312                              21016
 3/31/2002                              22199                              22010
 4/30/2002                              21996                              21255
 5/31/2002                              22131                              21361
 6/30/2002                              20785                              20135
 7/31/2002                              18477                              18263
 8/31/2002                              18775                              18400
 9/30/2002                              16685                              16354
10/31/2002                              17339                              17565
11/30/2002                              18565                              18672
12/31/2002                              17719                              17862
 1/31/2003                              17309                              17429
 2/28/2003                              16802                              16964
 3/31/2003                              16723                              16993
 4/30/2003                              18261                              18488
 5/31/2003                              19483                              19683
 6/30/2003                              19692                              19929
 7/31/2003                              20188                              20226
 8/31/2003                              20904                              20541
 9/30/2003                              20445                              20340
10/31/2003                              21813                              21585
11/30/2003                              22296                              21878
12/31/2003                              23819                              23226
 1/31/2004                              24222                              23635
 2/29/2004                              24846                              24140
 3/31/2004                              24746                              23928
 4/30/2004                              24329                              23344
 5/31/2004                              24468                              23582
 6/30/2004                              25199                              24139
 7/31/2004                              24376                              23798
 8/31/2004                              24376                              24136
 9/30/2004                              25127                              24510
10/31/2004                              25421                              24917
11/30/2004                              27085                              26178
12/31/2004                              28165                              27055
 1/31/2005                              27463                              26573
 2/28/2005                              28291                              27453
 3/31/2005                              28217                              27077
 4/30/2005                              27247                              26592
 5/31/2005                              28414                              27233
 6/30/2005                              28992                              27530
 7/31/2005                              30430                              28327
 8/31/2005                              30177                              28204
 9/30/2005                              30642                              28600
10/31/2005                              29822                              27873
11/30/2005                              31010                              28785

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         14.49%           11.05%            11.98%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 23, 2000-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE            U.S. SMALL XM VALUE PORTFOLIO           RUSSELL 2000 VALUE INDEX
 2/23/2000                              10000                              10000
 2/29/2000                              10040                              10376
 3/31/2000                              11020                              10424
 4/30/2000                              11130                              10486
 5/31/2000                              10980                              10325
 6/30/2000                              10710                              10627
 7/31/2000                              10980                              10981
 8/31/2000                              11580                              11472
 9/30/2000                              11420                              11406
10/31/2000                              11440                              11365
11/30/2000                              11060                              11133
12/31/2000                              12376                              12329
 1/31/2001                              13153                              12669
 2/28/2001                              13132                              12652
 3/31/2001                              12649                              12449
 4/30/2001                              13500                              13026
 5/31/2001                              13983                              13360
 6/30/2001                              14456                              13897
 7/31/2001                              14466                              13586
 8/31/2001                              14330                              13539
 9/30/2001                              12176                              12044
10/31/2001                              12533                              12358
11/30/2001                              13689                              13247
12/31/2001                              14594                              14057
 1/31/2002                              14796                              14244
 2/28/2002                              15122                              14331
 3/31/2002                              16424                              15405
 4/30/2002                              16884                              15947
 5/31/2002                              16345                              15419
 6/30/2002                              15739                              15078
 7/31/2002                              13427                              12838
 8/31/2002                              13427                              12781
 9/30/2002                              12237                              11869
10/31/2002                              12551                              12047
11/30/2002                              13932                              13008
12/31/2002                              13184                              12453
 1/31/2003                              12573                              12101
 2/28/2003                              12038                              11695
 3/31/2003                              11999                              11820
 4/30/2003                              13426                              12943
 5/31/2003                              14955                              14264
 6/30/2003                              15197                              14505
 7/31/2003                              16076                              15229
 8/31/2003                              17120                              15808
 9/30/2003                              16891                              15626
10/31/2003                              18521                              16900
11/30/2003                              19286                              17549
12/31/2003                              20312                              18184
 1/31/2004                              21245                              18813
 2/29/2004                              21575                              19178
 3/31/2004                              21761                              19443
 4/30/2004                              21029                              18438
 5/31/2004                              21345                              18661
 6/30/2004                              22558                              19609
 7/31/2004                              21467                              18707
 8/31/2004                              21323                              18890
 9/30/2004                              22291                              19638
10/31/2004                              22493                              19942
11/30/2004                              24562                              21711
12/31/2004                              25325                              22230
 1/31/2005                              24519                              21370
 2/28/2005                              25199                              21795
 3/31/2005                              24962                              21346
 4/30/2005                              23270                              20245
 5/31/2005                              24819                              21479
 6/30/2005                              25794                              22429
 7/31/2005                              27376                              23705
 8/31/2005                              26949                              23161
 9/30/2005                              27043                              23123
10/31/2005                              26328                              22542
11/30/2005                              27552                              23457

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/23/2000
------------------------------------------------------------------
                         12.17%           20.03%            19.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           U.S. SMALL CAP VALUE PORTFOLIO           RUSSELL 2000 VALUE INDEX
11/30/1995                              10000                              10000
12/31/1995                              10173                              10310
 1/31/1996                              10137                              10378
 2/29/1996                              10359                              10541
 3/31/1996                              10645                              10762
 4/30/1996                              11196                              11056
 5/31/1996                              11633                              11336
 6/30/1996                              11390                              11202
 7/31/1996                              10681                              10606
 8/31/1996                              11168                              11066
 9/30/1996                              11540                              11369
10/31/1996                              11626                              11500
11/30/1996                              12177                              12119
12/31/1996                              12444                              12513
 1/31/1997                              12760                              12706
 2/28/1997                              12760                              12826
 3/31/1997                              12422                              12483
 4/30/1997                              12370                              12666
 5/31/1997                              13540                              13674
 6/30/1997                              14387                              14366
 7/31/1997                              15247                              14970
 8/31/1997                              15785                              15208
 9/30/1997                              16999                              16219
10/31/1997                              16395                              15778
11/30/1997                              16256                              15951
12/31/1997                              16270                              16492
 1/31/1998                              16069                              16194
 2/28/1998                              17281                              17173
 3/31/1998                              17984                              17871
 4/30/1998                              18331                              17958
 5/31/1998                              17629                              17323
 6/30/1998                              17281                              17224
 7/31/1998                              16007                              15875
 8/31/1998                              13057                              13389
 9/30/1998                              13428                              14146
10/31/1998                              14000                              14566
11/30/1998                              14741                              14960
12/31/1998                              15082                              15430
 1/31/1999                              15318                              15080
 2/28/1999                              14056                              14050
 3/31/1999                              13787                              13935
 4/30/1999                              15259                              15207
 5/31/1999                              15974                              15674
 6/30/1999                              16950                              16241
 7/31/1999                              16874                              15856
 8/31/1999                              16411                              15276
 9/30/1999                              15974                              14971
10/31/1999                              15427                              14671
11/30/1999                              16125                              14747
12/31/1999                              17050                              15200
 1/31/2000                              16921                              14803
 2/29/2000                              18491                              15708
 3/31/2000                              18546                              15782
 4/30/2000                              17894                              15875
 5/31/2000                              17151                              15632
 6/30/2000                              18005                              16088
 7/31/2000                              17986                              16624
 8/31/2000                              19318                              17367
 9/30/2000                              18960                              17268
10/31/2000                              18243                              17206
11/30/2000                              17252                              16855
12/31/2000                              18586                              18665
 1/31/2001                              20503                              19181
 2/28/2001                              20110                              19154
 3/31/2001                              19615                              18847
 4/30/2001                              20816                              19720
 5/31/2001                              22097                              20227
 6/30/2001                              22925                              21040
 7/31/2001                              22551                              20568
 8/31/2001                              22249                              20496
 9/30/2001                              19010                              18234
10/31/2001                              19756                              18710
11/30/2001                              21300                              20055
12/31/2001                              22796                              21282
 1/31/2002                              23148                              21565
 2/28/2002                              23111                              21697
 3/31/2002                              25390                              23322
 4/30/2002                              26541                              24143
 5/31/2002                              25705                              23344
 6/30/2002                              25172                              22828
 7/31/2002                              21245                              19436
 8/31/2002                              20978                              19350
 9/30/2002                              19451                              17968
10/31/2002                              19766                              18238
11/30/2002                              21451                              19693
12/31/2002                              20683                              18852
 1/31/2003                              19970                              18321
 2/28/2003                              19149                              17705
 3/31/2003                              19109                              17895
 4/30/2003                              21127                              19595
 5/31/2003                              23604                              21595
 6/30/2003                              24465                              21960
 7/31/2003                              26187                              23056
 8/31/2003                              27533                              23932
 9/30/2003                              27318                              23657
10/31/2003                              30049                              25585
11/30/2003                              31301                              26567
12/31/2003                              32970                              27529
 1/31/2004                              34582                              28482
 2/29/2004                              35071                              29034
 3/31/2004                              35402                              29435
 4/30/2004                              34280                              27913
 5/31/2004                              34409                              28251
 6/30/2004                              36712                              29686
 7/31/2004                              34754                              28320
 8/31/2004                              34236                              28598
 9/30/2004                              35924                              29730
10/31/2004                              36269                              30191
11/30/2004                              39897                              32869
12/31/2004                              41341                              33655
 1/31/2005                              39865                              32352
 2/28/2005                              40941                              32996
 3/31/2005                              40143                              32316
 4/30/2005                              37220                              30649
 5/31/2005                              39697                              32518
 6/30/2005                              41353                              33956
 7/31/2005                              44295                              35888
 8/31/2005                              43555                              35064
 9/30/2005                              43902                              35006
10/31/2005                              42620                              34127
11/30/2005                              44412                              35512

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         11.32%           20.82%            16.08%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000 INDEX
SEPTEMBER 15, 2005-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                   U.S. CORE EQUITY 1 PORTFOLIO           RUSSELL 3000 INDEX
 9/15/2005                                    10000                        10000
 9/30/2005                                    10040                        10026
10/31/2005                                     9820                         9838
11/30/2005                                    10220                        10221

TOTAL                     FROM
RETURN                  9/15/2005
---------------------------------
                           2.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000 INDEX
SEPTEMBER 15, 2005-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                   U.S. CORE EQUITY 2 PORTFOLIO           RUSSELL 3000 INDEX
 9/15/2005                                    10000                        10000
 9/30/2005                                    10050                        10026
10/31/2005                                     9830                         9838
11/30/2005                                    10240                        10221

TOTAL                     FROM
RETURN                  9/15/2005
---------------------------------
                           2.40%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 U.S. SMALL CAP PORTFOLIO                 RUSSELL 2000 INDEX
11/30/1995                              10000                              10000
12/31/1995                              10239                              10264
 1/31/1996                              10263                              10253
 2/29/1996                              10607                              10573
 3/31/1996                              10835                              10791
 4/30/1996                              11555                              11369
 5/31/1996                              12151                              11817
 6/30/1996                              11595                              11331
 7/31/1996                              10631                              10342
 8/31/1996                              11252                              10943
 9/30/1996                              11604                              11371
10/31/1996                              11432                              11195
11/30/1996                              11873                              11657
12/31/1996                              12049                              11962
 1/31/1997                              12448                              12201
 2/28/1997                              12182                              11906
 3/31/1997                              11606                              11344
 4/30/1997                              11473                              11376
 5/31/1997                              12776                              12642
 6/30/1997                              13432                              13184
 7/31/1997                              14230                              13797
 8/31/1997                              14753                              14113
 9/30/1997                              15888                              15146
10/31/1997                              15196                              14482
11/30/1997                              14966                              14387
12/31/1997                              14969                              14639
 1/31/1998                              14791                              14408
 2/28/1998                              15876                              15473
 3/31/1998                              16537                              16110
 4/30/1998                              16764                              16199
 5/31/1998                              15886                              15326
 6/30/1998                              15669                              15358
 7/31/1998                              14466                              14114
 8/31/1998                              11488                              11373
 9/30/1998                              12208                              12263
10/31/1998                              12740                              12764
11/30/1998                              13579                              13433
12/31/1998                              14143                              14264
 1/31/1999                              14373                              14454
 2/28/1999                              13148                              13283
 3/31/1999                              13028                              13490
 4/30/1999                              14209                              14699
 5/31/1999                              14767                              14914
 6/30/1999                              15631                              15588
 7/31/1999                              15500                              15161
 8/31/1999                              15084                              14600
 9/30/1999                              15008                              14603
10/31/1999                              14833                              14662
11/30/1999                              16058                              15538
12/31/1999                              17739                              17297
 1/31/2000                              17715                              17018
 2/29/2000                              20676                              19828
 3/31/2000                              19781                              18521
 4/30/2000                              18229                              17406
 5/31/2000                              17262                              16391
 6/30/2000                              19029                              17821
 7/31/2000                              18503                              17247
 8/31/2000                              20019                              18563
 9/30/2000                              19625                              18017
10/31/2000                              18754                              17214
11/30/2000                              17035                              15446
12/31/2000                              18174                              16773
 1/31/2001                              19757                              17646
 2/28/2001                              18440                              16489
 3/31/2001                              17602                              15682
 4/30/2001                              18972                              16909
 5/31/2001                              19864                              17325
 6/30/2001                              20862                              17922
 7/31/2001                              20077                              16953
 8/31/2001                              19478                              16405
 9/30/2001                              16711                              14197
10/31/2001                              17815                              15028
11/30/2001                              19198                              16191
12/31/2001                              20480                              17190
 1/31/2002                              20333                              17011
 2/28/2002                              19792                              16545
 3/31/2002                              21475                              17875
 4/30/2002                              21534                              18038
 5/31/2002                              20626                              17237
 6/30/2002                              19572                              16382
 7/31/2002                              16762                              13908
 8/31/2002                              16776                              13872
 9/30/2002                              15503                              12876
10/31/2002                              16088                              13289
11/30/2002                              17523                              14475
12/31/2002                              16559                              13669
 1/31/2003                              16114                              13290
 2/28/2003                              15595                              12889
 3/31/2003                              15743                              13055
 4/30/2003                              17331                              14292
 5/31/2003                              19275                              15826
 6/30/2003                              19794                              16113
 7/31/2003                              21041                              17121
 8/31/2003                              22094                              17905
 9/30/2003                              21753                              17574
10/31/2003                              23652                              19050
11/30/2003                              24513                              19727
12/31/2003                              25086                              20127
 1/31/2004                              26204                              21001
 2/29/2004                              26427                              21190
 3/31/2004                              26561                              21387
 4/30/2004                              25473                              20296
 5/31/2004                              25742                              20619
 6/30/2004                              26866                              21487
 7/31/2004                              24941                              20041
 8/31/2004                              24583                              19938
 9/30/2004                              25785                              20873
10/31/2004                              26278                              21285
11/30/2004                              28579                              23130
12/31/2004                              29569                              23815
 1/31/2005                              28406                              22822
 2/28/2005                              28905                              23207
 3/31/2005                              28071                              22544
 4/30/2005                              26318                              21252
 5/31/2005                              28131                              22643
 6/30/2005                              29193                              23516
 7/31/2005                              31189                              25006
 8/31/2005                              30751                              24542
 9/30/2005                              30947                              24619
10/31/2005                              29992                              23855
11/30/2005                              31447                              25013

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         10.04%           13.04%            12.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 U.S. MICRO CAP PORTFOLIO                 RUSSELL 2000 INDEX
11/30/1995                              10000                              10000
12/31/1995                              10239                              10264
 1/31/1996                              10268                              10253
 2/29/1996                              10648                              10573
 3/31/1996                              10891                              10791
 4/30/1996                              11815                              11369
 5/31/1996                              12699                              11817
 6/30/1996                              11960                              11331
 7/31/1996                              10832                              10342
 8/31/1996                              11348                              10943
 9/30/1996                              11678                              11371
10/31/1996                              11474                              11195
11/30/1996                              11805                              11657
12/31/1996                              12046                              11962
 1/31/1997                              12552                              12201
 2/28/1997                              12294                              11906
 3/31/1997                              11691                              11344
 4/30/1997                              11369                              11376
 5/31/1997                              12530                              12642
 6/30/1997                              13154                              13184
 7/31/1997                              13950                              13797
 8/31/1997                              14660                              14113
 9/30/1997                              15897                              15146
10/31/1997                              15284                              14482
11/30/1997                              15047                              14387
12/31/1997                              14790                              14639
 1/31/1998                              14702                              14408
 2/28/1998                              15656                              15473
 3/31/1998                              16410                              16110
 4/30/1998                              16686                              16199
 5/31/1998                              15857                              15326
 6/30/1998                              15531                              15358
 7/31/1998                              14489                              14114
 8/31/1998                              11576                              11373
 9/30/1998                              12003                              12263
10/31/1998                              12430                              12764
11/30/1998                              13371                              13433
12/31/1998                              13708                              14264
 1/31/1999                              14090                              14454
 2/28/1999                              13122                              13283
 3/31/1999                              12625                              13490
 4/30/1999                              13822                              14699
 5/31/1999                              14357                              14914
 6/30/1999                              15173                              15588
 7/31/1999                              15313                              15161
 8/31/1999                              15020                              14600
 9/30/1999                              14689                              14603
10/31/1999                              14561                              14662
11/30/1999                              15975                              15538
12/31/1999                              17791                              17297
 1/31/2000                              18849                              17018
 2/29/2000                              23293                              19828
 3/31/2000                              21544                              18521
 4/30/2000                              18849                              17406
 5/31/2000                              17325                              16391
 6/30/2000                              19696                              17821
 7/31/2000                              19061                              17247
 8/31/2000                              20824                              18563
 9/30/2000                              20373                              18017
10/31/2000                              18934                              17214
11/30/2000                              16832                              15446
12/31/2000                              17150                              16773
 1/31/2001                              19516                              17646
 2/28/2001                              18147                              16489
 3/31/2001                              17275                              15682
 4/30/2001                              18538                              16909
 5/31/2001                              20317                              17325
 6/30/2001                              21046                              17922
 7/31/2001                              20513                              16953
 8/31/2001                              19908                              16405
 9/30/2001                              17364                              14197
10/31/2001                              18485                              15028
11/30/2001                              19730                              16191
12/31/2001                              21055                              17190
 1/31/2002                              21287                              17011
 2/28/2002                              20698                              16545
 3/31/2002                              22528                              17875
 4/30/2002                              23075                              18038
 5/31/2002                              22444                              17237
 6/30/2002                              21644                              16382
 7/31/2002                              18510                              13908
 8/31/2002                              18405                              13872
 9/30/2002                              17164                              12876
10/31/2002                              17606                              13289
11/30/2002                              19078                              14475
12/31/2002                              18261                              13669
 1/31/2003                              17854                              13290
 2/28/2003                              17340                              12889
 3/31/2003                              17533                              13055
 4/30/2003                              19160                              14292
 5/31/2003                              21386                              15826
 6/30/2003                              22328                              16113
 7/31/2003                              23976                              17121
 8/31/2003                              25111                              17905
 9/30/2003                              25132                              17574
10/31/2003                              27380                              19050
11/30/2003                              28558                              19727
12/31/2003                              29348                              20127
 1/31/2004                              31044                              21001
 2/29/2004                              31199                              21190
 3/31/2004                              31243                              21387
 4/30/2004                              29965                              20296
 5/31/2004                              29965                              20619
 6/30/2004                              31287                              21487
 7/31/2004                              28950                              20041
 8/31/2004                              28509                              19938
 9/30/2004                              29936                              20873
10/31/2004                              30488                              21285
11/30/2004                              33223                              23130
12/31/2004                              34744                              23815
 1/31/2005                              33320                              22822
 2/28/2005                              33595                              23207
 3/31/2005                              32511                              22544
 4/30/2005                              30488                              21252
 5/31/2005                              32327                              22643
 6/30/2005                              33788                              23516
 7/31/2005                              36366                              25006
 8/31/2005                              35860                              24542
 9/30/2005                              36078                              24619
10/31/2005                              35065                              23855
11/30/2005                              36654                              25013

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         10.33%           16.84%            13.87%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
DOW JONES WILSHIRE REIT INDEX, S&P 500 Index
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                         DFA REAL ESTATE                     DOW JONES
DATE                SECURITIES PORTFOLIO           WILSHIRE REIT INDEX                S&P 500 INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10604                         10609                        10193
 1/31/1996                         10705                         10739                        10540
 2/29/1996                         10837                         10891                        10637
 3/31/1996                         10847                         10895                        10740
 4/30/1996                         10837                         10870                        10898
 5/31/1996                         11070                         11130                        11179
 6/30/1996                         11273                         11341                        11222
 7/31/1996                         11324                         11357                        10726
 8/31/1996                         11729                         11815                        10952
 9/30/1996                         11983                         12106                        11569
10/31/1996                         12277                         12427                        11888
11/30/1996                         12824                         13021                        12786
12/31/1996                         14193                         14539                        12533
 1/31/1997                         14278                         14626                        13316
 2/28/1997                         14225                         14575                        13420
 3/31/1997                         14310                         14686                        12869
 4/30/1997                         13851                         14148                        13637
 5/31/1997                         14257                         14571                        14467
 6/30/1997                         15014                         15372                        15116
 7/31/1997                         15408                         15789                        16318
 8/31/1997                         15333                         15699                        15404
 9/30/1997                         16730                         17214                        16248
10/31/1997                         16261                         16665                        15705
11/30/1997                         16560                         17008                        16432
12/31/1997                         16937                         17398                        16714
 1/31/1998                         16735                         17191                        16899
 2/28/1998                         16455                         16840                        18118
 3/31/1998                         16892                         17224                        19046
 4/30/1998                         16354                         16633                        19237
 5/31/1998                         16253                         16510                        18907
 6/30/1998                         16264                         16507                        19675
 7/31/1998                         15188                         15341                        19465
 8/31/1998                         13798                         13901                        16651
 9/30/1998                         14673                         14750                        17718
10/31/1998                         14359                         14465                        19159
11/30/1998                         14572                         14703                        20320
12/31/1998                         14332                         14440                        21491
 1/31/1999                         14049                         14058                        22390
 2/28/1999                         13954                         13850                        21694
 3/31/1999                         13860                         13847                        22562
 4/30/1999                         15171                         15182                        23435
 5/31/1999                         15573                         15586                        22882
 6/30/1999                         15313                         15310                        24152
 7/31/1999                         14829                         14790                        23398
 8/31/1999                         14699                         14683                        23282
 9/30/1999                         14061                         14045                        22644
10/31/1999                         13777                         13750                        24077
11/30/1999                         13588                         13556                        24566
12/31/1999                         14048                         14068                        26013
 1/31/2000                         14136                         14157                        24706
 2/29/2000                         13923                         13937                        24238
 3/31/2000                         14424                         14489                        26610
 4/30/2000                         15351                         15517                        25809
 5/31/2000                         15576                         15715                        25279
 6/30/2000                         16027                         16113                        25903
 7/31/2000                         17366                         17629                        25498
 8/31/2000                         16753                         16968                        27082
 9/30/2000                         17354                         17619                        25652
10/31/2000                         16615                         16865                        25543
11/30/2000                         16916                         17216                        23530
12/31/2000                         18037                         18435                        23645
 1/31/2001                         18103                         18431                        24484
 2/28/2001                         17811                         18127                        22251
 3/31/2001                         17957                         18247                        20842
 4/30/2001                         18315                         18648                        22461
 5/31/2001                         18766                         19103                        22612
 6/30/2001                         19880                         20234                        22061
 7/31/2001                         19469                         19828                        21844
 8/31/2001                         20185                         20617                        20477
 9/30/2001                         19549                         19749                        18823
10/31/2001                         18925                         19046                        19182
11/30/2001                         19920                         20196                        20653
12/31/2001                         20410                         20713                        20834
 1/31/2002                         20340                         20632                        20530
 2/28/2002                         20720                         21084                        20134
 3/31/2002                         22015                         22446                        20892
 4/30/2002                         22156                         22572                        19625
 5/31/2002                         22451                         22874                        19480
 6/30/2002                         23056                         23483                        18093
 7/31/2002                         21888                         22212                        16682
 8/31/2002                         21944                         22232                        16792
 9/30/2002                         21156                         21352                        14967
10/31/2002                         20086                         20205                        16284
11/30/2002                         20987                         21171                        17243
12/31/2002                         21263                         21459                        16230
 1/31/2003                         20727                         20835                        15804
 2/28/2003                         21099                         21214                        15567
 3/31/2003                         21606                         21729                        15718
 4/30/2003                         22425                         22566                        17013
 5/31/2003                         23662                         23843                        17910
 6/30/2003                         24154                         24358                        18139
 7/31/2003                         25390                         25654                        18459
 8/31/2003                         25569                         25867                        18819
 9/30/2003                         26448                         26777                        18619
10/31/2003                         26806                         27174                        19672
11/30/2003                         28013                         28372                        19845
12/31/2003                         28832                         29223                        20886
 1/31/2004                         30018                         30392                        21269
 2/29/2004                         30549                         30897                        21565
 3/31/2004                         32297                         32754                        21239
 4/30/2004                         27661                         27959                        20906
 5/31/2004                         29659                         30095                        21193
 6/30/2004                         30515                         30979                        21605
 7/31/2004                         30641                         31137                        20890
 8/31/2004                         33079                         33706                        20974
 9/30/2004                         32968                         33548                        21201
10/31/2004                         34748                         35410                        21525
11/30/2004                         36260                         36996                        22396
12/31/2004                         38078                         38916                        23158
 1/31/2005                         34889                         35499                        22593
 2/28/2005                         35985                         36614                        23069
 3/31/2005                         35437                         36112                        22660
 4/30/2005                         37447                         38244                        22230
 5/31/2005                         38676                         39501                        22938
 6/30/2005                         40652                         41579                        22970
 7/31/2005                         43608                         44761                        23825
 8/31/2005                         41980                         43091                        23608
 9/30/2005                         42176                         43279                        23799
10/31/2005                         41222                         42350                        23402
11/30/2005                         43079                         44314                        24287

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         18.81%           20.56%            15.72%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire indices provided by Dow Jones Indexes. The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                                 MSCI EAFE INDEX
DATE              LARGE CAP INTERNATIONAL PORTFOLIO              (NET DIVIDENDS)
11/30/1995                                    10000                        10000
12/31/1995                                    10442                        10403
 1/31/1996                                    10418                        10446
 2/29/1996                                    10386                        10481
 3/31/1996                                    10601                        10703
 4/30/1996                                    10887                        11015
 5/31/1996                                    10752                        10812
 6/30/1996                                    10815                        10873
 7/31/1996                                    10506                        10555
 8/31/1996                                    10553                        10578
 9/30/1996                                    10863                        10859
10/31/1996                                    10768                        10748
11/30/1996                                    11268                        11176
12/31/1996                                    11106                        11032
 1/31/1997                                    10610                        10646
 2/28/1997                                    10773                        10820
 3/31/1997                                    10919                        10859
 4/30/1997                                    11008                        10917
 5/31/1997                                    11706                        11627
 6/30/1997                                    12518                        12268
 7/31/1997                                    12737                        12467
 8/31/1997                                    11861                        11536
 9/30/1997                                    12632                        12182
10/31/1997                                    11593                        11246
11/30/1997                                    11585                        11131
12/31/1997                                    11718                        11228
 1/31/1998                                    12148                        11742
 2/28/1998                                    12809                        12495
 3/31/1998                                    13238                        12880
 4/30/1998                                    13321                        12982
 5/31/1998                                    13329                        12919
 6/30/1998                                    13495                        13016
 7/31/1998                                    13586                        13148
 8/31/1998                                    11966                        11520
 9/30/1998                                    11586                        11166
10/31/1998                                    12743                        12330
11/30/1998                                    13453                        12962
12/31/1998                                    13852                        13473
 1/31/1999                                    13768                        13434
 2/28/1999                                    13466                        13113
 3/31/1999                                    14079                        13661
 4/30/1999                                    14650                        14214
 5/31/1999                                    13894                        13482
 6/30/1999                                    14499                        14008
 7/31/1999                                    14910                        14424
 8/31/1999                                    15011                        14477
 9/30/1999                                    15120                        14623
10/31/1999                                    15699                        15170
11/30/1999                                    16295                        15698
12/31/1999                                    17800                        17106
 1/31/2000                                    16594                        16019
 2/29/2000                                    16954                        16451
 3/31/2000                                    17638                        17088
 4/30/2000                                    16731                        16189
 5/31/2000                                    16381                        15794
 6/30/2000                                    16996                        16411
 7/31/2000                                    16312                        15723
 8/31/2000                                    16458                        15860
 9/30/2000                                    15671                        15088
10/31/2000                                    15286                        14731
11/30/2000                                    14798                        14179
12/31/2000                                    15311                        14683
 1/31/2001                                    15242                        14675
 2/28/2001                                    14156                        13575
 3/31/2001                                    13253                        12670
 4/30/2001                                    14121                        13551
 5/31/2001                                    13670                        13072
 6/30/2001                                    13140                        12538
 7/31/2001                                    12888                        12310
 8/31/2001                                    12584                        11998
 9/30/2001                                    11377                        10782
10/31/2001                                    11681                        11059
11/30/2001                                    12072                        11466
12/31/2001                                    12122                        11534
 1/31/2002                                    11486                        10922
 2/28/2002                                    11557                        10998
 3/31/2002                                    12210                        11593
 4/30/2002                                    12246                        11670
 5/31/2002                                    12431                        11818
 6/30/2002                                    11972                        11347
 7/31/2002                                    10877                        10227
 8/31/2002                                    10851                        10204
 9/30/2002                                     9721                         9108
10/31/2002                                    10233                         9598
11/30/2002                                    10683                        10033
12/31/2002                                    10350                         9696
 1/31/2003                                     9937                         9291
 2/28/2003                                     9694                         9078
 3/31/2003                                     9505                         8899
 4/30/2003                                    10404                         9772
 5/31/2003                                    11025                        10364
 6/30/2003                                    11285                        10614
 7/31/2003                                    11546                        10871
 8/31/2003                                    11807                        11134
 9/30/2003                                    12167                        11477
10/31/2003                                    12895                        12192
11/30/2003                                    13174                        12463
12/31/2003                                    14149                        13437
 1/31/2004                                    14332                        13627
 2/29/2004                                    14652                        13942
 3/31/2004                                    14762                        14020
 4/30/2004                                    14305                        13703
 5/31/2004                                    14415                        13749
 6/30/2004                                    14815                        14050
 7/31/2004                                    14260                        13594
 8/31/2004                                    14353                        13654
 9/30/2004                                    14634                        14011
10/31/2004                                    15127                        14489
11/30/2004                                    16084                        15479
12/31/2004                                    16811                        16158
 1/31/2005                                    16511                        15861
 2/28/2005                                    17149                        16546
 3/31/2005                                    16745                        16131
 4/30/2005                                    16407                        15752
 5/31/2005                                    16303                        15759
 6/30/2005                                    16538                        15968
 7/31/2005                                    17042                        16458
 8/31/2005                                    17669                        16874
 9/30/2005                                    18254                        17625
10/31/2005                                    17853                        17110
11/30/2005                                    18130                        17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         12.73%           4.15%             6.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX US INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-NOVEMBER 30, 2005

                                                          MSCI WORLD EX US INDEX
DATE            INTERNATIONAL CORE EQUITY PORTFOLIO              (NET DIVIDENDS)
 9/15/2005                                    10000                        10000
 9/30/2005                                    10100                        10171
10/31/2005                                     9860                         9842
11/30/2005                                    10070                        10103

TOTAL                     FROM
RETURN                  9/15/2005
---------------------------------
                          0.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
SEPTEMBER 30, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                       MSCI EAFE SMALL CAP INDEX
DATE           INTERNATIONAL SMALL COMPANY PORTFOLIO                (PRICE-ONLY)
 9/30/1996                                      9930                       10000
10/31/1996                                      9841                        9822
11/30/1996                                      9890                        9948
12/31/1996                                      9570                        9605
 1/31/1997                                      9351                        9411
 2/28/1997                                      9460                        9586
 3/31/1997                                      9281                        9345
 4/30/1997                                      9082                        9034
 5/31/1997                                      9739                        9718
 6/30/1997                                      9918                        9893
 7/31/1997                                      9510                        9545
 8/31/1997                                      9082                        8936
 9/30/1997                                      8863                        8748
10/31/1997                                      8466                        8263
11/30/1997                                      7779                        7687
12/31/1997                                      7299                        7239
 1/31/1998                                      7814                        7691
 2/28/1998                                      8612                        8381
 3/31/1998                                      8763                        8566
 4/30/1998                                      8652                        8549
 5/31/1998                                      8642                        8578
 6/30/1998                                      8359                        8236
 7/31/1998                                      8168                        8123
 8/31/1998                                      7259                        7042
 9/30/1998                                      7027                        6718
10/31/1998                                      7471                        7256
11/30/1998                                      7895                        7603
12/31/1998                                      7897                        7632
 1/31/1999                                      7774                        7537
 2/28/1999                                      7630                        7442
 3/31/1999                                      7949                        7845
 4/30/1999                                      8700                        8428
 5/31/1999                                      8659                        8122
 6/30/1999                                      9277                        8553
 7/31/1999                                      9514                        8815
 8/31/1999                                      9617                        9002
 9/30/1999                                      9565                        8974
10/31/1999                                      9452                        8851
11/30/1999                                      9401                        8899
12/31/1999                                      9623                        8981
 1/31/2000                                      9602                        8992
 2/29/2000                                      9718                        9213
 3/31/2000                                     10002                        9431
 4/30/2000                                      9192                        8723
 5/31/2000                                      9224                        8705
 6/30/2000                                      9991                        9471
 7/31/2000                                      9571                        8876
 8/31/2000                                      9823                        9296
 9/30/2000                                      9497                        8761
10/31/2000                                      8908                        8151
11/30/2000                                      8929                        8127
12/31/2000                                      9103                        8153
 1/31/2001                                      9255                        8392
 2/28/2001                                      9179                        8220
 3/31/2001                                      8634                        7562
 4/30/2001                                      9255                        8188
 5/31/2001                                      9321                        8141
 6/30/2001                                      9168                        7886
 7/31/2001                                      8874                        7554
 8/31/2001                                      9037                        7629
 9/30/2001                                      7980                        6586
10/31/2001                                      8285                        6912
11/30/2001                                      8361                        7173
12/31/2001                                      8145                        6987
 1/31/2002                                      8045                        6816
 2/28/2002                                      8323                        6927
 3/31/2002                                      8735                        7347
 4/30/2002                                      9046                        7593
 5/31/2002                                      9569                        7910
 6/30/2002                                      9324                        7601
 7/31/2002                                      8835                        7009
 8/31/2002                                      8757                        6912
 9/30/2002                                      8134                        6354
10/31/2002                                      8034                        6268
11/30/2002                                      8245                        6444
12/31/2002                                      8300                        6317
 1/31/2003                                      8278                        6224
 2/28/2003                                      8323                        6168
 3/31/2003                                      8289                        6092
 4/30/2003                                      8969                        6636
 5/31/2003                                      9797                        7182
 6/30/2003                                     10239                        7553
 7/31/2003                                     10591                        7778
 8/31/2003                                     11135                        8286
 9/30/2003                                     11770                        8761
10/31/2003                                     12405                        9452
11/30/2003                                     12473                        9408
12/31/2003                                     13179                        9967
 1/31/2004                                     13916                       10470
 2/29/2004                                     14331                       10762
 3/31/2004                                     14907                       11144
 4/30/2004                                     14458                       10781
 5/31/2004                                     14297                       10575
 6/30/2004                                     14963                       11124
 7/31/2004                                     14416                       10610
 8/31/2004                                     14544                       10674
 9/30/2004                                     14890                       10897
10/31/2004                                     15369                       11297
11/30/2004                                     16477                       12186
12/31/2004                                     17254                       12772
 1/31/2005                                     17663                       13020
 2/28/2005                                     18445                       13536
 3/31/2005                                     18120                       13255
 4/30/2005                                     17687                       12906
 5/31/2005                                     17386                       12869
 6/30/2005                                     17824                       13189
 7/31/2005                                     18468                       13778
 8/31/2005                                     19282                       14160
 9/30/2005                                     19742                       14706
10/31/2005                                     19352                       14218
11/30/2005                                     19730                       14664

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           9/30/1996
-------------------------------------------------------------------
                         19.74%           17.02%            7.70%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                      MSCI JAPAN SMALL CAP INDEX
DATE               JAPANESE SMALL COMPANY PORTFOLIO                 (PRICE-ONLY)
11/30/1995                                     9950                        10000
12/31/1995                                    10585                        10478
 1/31/1996                                    10811                        10691
 2/29/1996                                    10611                        10456
 3/31/1996                                    10984                        10751
 4/30/1996                                    12132                        11722
 5/31/1996                                    11635                        11176
 6/30/1996                                    11507                        11108
 7/31/1996                                    10607                        10228
 8/31/1996                                    10310                         9857
 9/30/1996                                    10350                         9865
10/31/1996                                     9622                         9166
11/30/1996                                     9325                         8923
12/31/1996                                     8173                         7793
 1/31/1997                                     7380                         6998
 2/28/1997                                     7319                         6945
 3/31/1997                                     6787                         6329
 4/30/1997                                     6673                         6196
 5/31/1997                                     7779                         7383
 6/30/1997                                     7903                         7555
 7/31/1997                                     7001                         6747
 8/31/1997                                     6246                         5942
 9/30/1997                                     5302                         4957
10/31/1997                                     5439                         5105
11/30/1997                                     4485                         4186
12/31/1997                                     3696                         3463
 1/31/1998                                     4716                         4457
 2/28/1998                                     5091                         4793
 3/31/1998                                     4634                         4322
 4/30/1998                                     4393                         4151
 5/31/1998                                     4206                         3986
 6/30/1998                                     4302                         4041
 7/31/1998                                     4259                         4055
 8/31/1998                                     3802                         3636
 9/30/1998                                     3595                         3399
10/31/1998                                     4042                         3903
11/30/1998                                     4379                         4240
12/31/1998                                     4289                         4290
 1/31/1999                                     4391                         4378
 2/28/1999                                     4221                         4329
 3/31/1999                                     4711                         4884
 4/30/1999                                     5195                         5241
 5/31/1999                                     4963                         4890
 6/30/1999                                     5433                         5510
 7/31/1999                                     5690                         5821
 8/31/1999                                     5796                         6111
 9/30/1999                                     5806                         6234
10/31/1999                                     5709                         6204
11/30/1999                                     5384                         6162
12/31/1999                                     4921                         5712
 1/31/2000                                     4970                         5798
 2/29/2000                                     4716                         5716
 3/31/2000                                     5390                         6181
 4/30/2000                                     4819                         5521
 5/31/2000                                     5053                         5731
 6/30/2000                                     5786                         6570
 7/31/2000                                     5087                         5625
 8/31/2000                                     5458                         6251
 9/30/2000                                     5229                         5804
10/31/2000                                     4692                         5226
11/30/2000                                     4833                         5321
12/31/2000                                     4441                         4794
 1/31/2001                                     4417                         4744
 2/28/2001                                     4506                         4828
 3/31/2001                                     4451                         4632
 4/30/2001                                     5000                         5256
 5/31/2001                                     5044                         5217
 6/30/2001                                     5010                         5076
 7/31/2001                                     4634                         4641
 8/31/2001                                     4748                         4703
 9/30/2001                                     4333                         4280
10/31/2001                                     4456                         4379
11/30/2001                                     4160                         4208
12/31/2001                                     3690                         3698
 1/31/2002                                     3490                         3447
 2/28/2002                                     3770                         3627
 3/31/2002                                     3960                         3861
 4/30/2002                                     4125                         4115
 5/31/2002                                     4530                         4546
 6/30/2002                                     4325                         4345
 7/31/2002                                     4275                         4208
 8/31/2002                                     4215                         4109
 9/30/2002                                     4095                         3935
10/31/2002                                     3770                         3527
11/30/2002                                     3745                         3553
12/31/2002                                     3717                         3472
 1/31/2003                                     3717                         3452
 2/28/2003                                     3990                         3626
 3/31/2003                                     4021                         3541
 4/30/2003                                     4198                         3652
 5/31/2003                                     4456                         3817
 6/30/2003                                     4800                         4245
 7/31/2003                                     4861                         4295
 8/31/2003                                     5281                         4835
 9/30/2003                                     5616                         5175
10/31/2003                                     5833                         5558
11/30/2003                                     5469                         5176
12/31/2003                                     5790                         5543
 1/31/2004                                     6063                         5745
 2/29/2004                                     6099                         5728
 3/31/2004                                     7325                         6742
 4/30/2004                                     7089                         6524
 5/31/2004                                     6749                         6198
 6/30/2004                                     7387                         6849
 7/31/2004                                     6924                         6287
 8/31/2004                                     7027                         6351
 9/30/2004                                     6857                         6143
10/31/2004                                     6991                         6256
11/30/2004                                     7207                         6528
12/31/2004                                     7551                         6840
 1/31/2005                                     7854                         7072
 2/28/2005                                     8140                         7205
 3/31/2005                                     8187                         7147
 4/30/2005                                     7963                         7089
 5/31/2005                                     7822                         6956
 6/30/2005                                     7969                         7046
 7/31/2005                                     8136                         7246
 8/31/2005                                     8580                         7492
 9/30/2005                                     8930                         7939
10/31/2005                                     9201                         8098
11/30/2005                                     9378                         8443

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         30.13%           14.06%            -0.64%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.0%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                ASIA PACIFIC SMALL COMPANY PORTFOLIO       MSCI PACIFIC EX JAPAN
DATE                                    (PRICE-ONLY)             SMALL CAP INDEX
11/30/1995                                      9900                       10000
12/31/1995                                     10058                       10349
 1/31/1996                                     10752                       11235
 2/29/1996                                     10816                       11510
 3/31/1996                                     10986                       11725
 4/30/1996                                     11865                       12309
 5/31/1996                                     11525                       11880
 6/30/1996                                     11206                       11887
 7/31/1996                                     10830                       11270
 8/31/1996                                     11142                       11801
 9/30/1996                                     11312                       11935
10/31/1996                                     11433                       12109
11/30/1996                                     11787                       12740
12/31/1996                                     11502                       12794
 1/31/1997                                     11748                       13038
 2/28/1997                                     12399                       13922
 3/31/1997                                     11847                       13239
 4/30/1997                                     11564                       12532
 5/31/1997                                     11993                       13063
 6/30/1997                                     12093                       13028
 7/31/1997                                     12039                       12914
 8/31/1997                                     11364                       11267
 9/30/1997                                     10858                       10899
10/31/1997                                      8213                        8255
11/30/1997                                      7300                        7485
12/31/1997                                      6659                        6798
 1/31/1998                                      5956                        6015
 2/28/1998                                      7583                        7376
 3/31/1998                                      7320                        7099
 4/30/1998                                      6651                        6527
 5/31/1998                                      5787                        5739
 6/30/1998                                      4956                        5036
 7/31/1998                                      4626                        4890
 8/31/1998                                      3906                        4064
 9/30/1998                                      4168                        4473
10/31/1998                                      4889                        5262
11/30/1998                                      5549                        5746
12/31/1998                                      5389                        5586
 1/31/1999                                      5380                        5672
 2/28/1999                                      5152                        5528
 3/31/1999                                      5345                        5861
 4/30/1999                                      6732                        6859
 5/31/1999                                      7162                        6661
 6/30/1999                                      8593                        7367
 7/31/1999                                      8356                        7369
 8/31/1999                                      8259                        7229
 9/30/1999                                      8119                        6987
10/31/1999                                      8127                        6867
11/30/1999                                      8566                        7183
12/31/1999                                      9176                        7538
 1/31/2000                                      8984                        6907
 2/29/2000                                      9121                        6823
 3/31/2000                                      9048                        6847
 4/30/2000                                      8095                        6790
 5/31/2000                                      7482                        6128
 6/30/2000                                      8132                        6757
 7/31/2000                                      8086                        6776
 8/31/2000                                      8205                        6776
 9/30/2000                                      7464                        6110
10/31/2000                                      7125                        5842
11/30/2000                                      7225                        5835
12/31/2000                                      7479                        6077
 1/31/2001                                      7671                        6193
 2/28/2001                                      7613                        6056
 3/31/2001                                      6826                        5342
 4/30/2001                                      7201                        5705
 5/31/2001                                      7517                        5748
 6/30/2001                                      7671                        5929
 7/31/2001                                      7412                        5762
 8/31/2001                                      7469                        5835
 9/30/2001                                      6519                        5130
10/31/2001                                      7009                        5472
11/30/2001                                      7393                        5758
12/31/2001                                      7505                        5827
 1/31/2002                                      7854                        6014
 2/28/2002                                      7934                        6044
 3/31/2002                                      8274                        6291
 4/30/2002                                      8324                        6290
 5/31/2002                                      8793                        6750
 6/30/2002                                      8513                        6502
 7/31/2002                                      8004                        6082
 8/31/2002                                      8144                        6212
 9/30/2002                                      7595                        5819
10/31/2002                                      7825                        5944
11/30/2002                                      7904                        6065
12/31/2002                                      8003                        6151
 1/31/2003                                      8265                        6377
 2/28/2003                                      8307                        6257
 3/31/2003                                      8140                        6198
 4/30/2003                                      8370                        6522
 5/31/2003                                      9220                        6977
 6/30/2003                                      9650                        7322
 7/31/2003                                     10300                        7487
 8/31/2003                                     11024                        7836
 9/30/2003                                     11905                        8414
10/31/2003                                     12598                        9090
11/30/2003                                     12692                        9040
12/31/2003                                     13252                        9601
 1/31/2004                                     14081                        9991
 2/29/2004                                     14496                       10276
 3/31/2004                                     14038                       10232
 4/30/2004                                     13012                        9629
 5/31/2004                                     12914                        9560
 6/30/2004                                     12959                        9546
 7/31/2004                                     13190                        9894
 8/31/2004                                     13498                       10180
 9/30/2004                                     14326                       10718
10/31/2004                                     15001                       11381
11/30/2004                                     16085                       12233
12/31/2004                                     16447                       12719
 1/31/2005                                     16820                       12826
 2/28/2005                                     17295                       13211
 3/31/2005                                     16707                       12772
 4/30/2005                                     16142                       12522
 5/31/2005                                     15769                       12664
 6/30/2005                                     16478                       13317
 7/31/2005                                     17025                       13866
 8/31/2005                                     17469                       13802
 9/30/2005                                     18108                       14413
10/31/2005                                     17077                       13548
11/30/2005                                     17501                       14041

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         8.81%            19.11%            5.75%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                   UNITED KINGDOM        MSCI UK SMALL CAP INDEX
DATE                      SMALL COMPANY PORTFOLIO                   (PRICE-ONLY)
11/30/1995                                  10000                          10000
12/31/1995                                  10129                          10145
 1/31/1996                                  10173                          10249
 2/29/1996                                  10534                          10564
 3/31/1996                                  10850                          10710
 4/30/1996                                  11367                          11203
 5/31/1996                                  11785                          11275
 6/30/1996                                  11678                          11089
 7/31/1996                                  11287                          10629
 8/31/1996                                  11674                          11049
 9/30/1996                                  11758                          11066
10/31/1996                                  12324                          11575
11/30/1996                                  12676                          11784
12/31/1996                                  13148                          12123
 1/31/1997                                  12985                          11691
 2/28/1997                                  13417                          12119
 3/31/1997                                  13508                          12172
 4/30/1997                                  13283                          11988
 5/31/1997                                  13215                          11964
 6/30/1997                                  13072                          12092
 7/31/1997                                  12640                          11798
 8/31/1997                                  12966                          12079
 9/30/1997                                  13436                          12689
10/31/1997                                  13910                          12956
11/30/1997                                  13747                          12860
12/31/1997                                  13613                          12831
 1/31/1998                                  13685                          12635
 2/28/1998                                  14201                          13346
 3/31/1998                                  15371                          14720
 4/30/1998                                  15421                          14949
 5/31/1998                                  15992                          15479
 6/30/1998                                  15410                          14940
 7/31/1998                                  14267                          13960
 8/31/1998                                  12839                          12188
 9/30/1998                                  12251                          11559
10/31/1998                                  11976                          11726
11/30/1998                                  11883                          11812
12/31/1998                                  12091                          11936
 1/31/1999                                  12291                          11798
 2/28/1999                                  12699                          12094
 3/31/1999                                  13446                          13006
 4/30/1999                                  14334                          14137
 5/31/1999                                  14254                          13694
 6/30/1999                                  14608                          13871
 7/31/1999                                  15549                          14442
 8/31/1999                                  16043                          14858
 9/30/1999                                  15750                          14187
10/31/1999                                  15543                          13751
11/30/1999                                  16170                          14865
12/31/1999                                  17149                          16030
 1/31/2000                                  17650                          15743
 2/29/2000                                  17267                          16592
 3/31/2000                                  17008                          16312
 4/30/2000                                  15561                          14927
 5/31/2000                                  14904                          14052
 6/30/2000                                  16140                          15096
 7/31/2000                                  16249                          15150
 8/31/2000                                  16562                          15456
 9/30/2000                                  16586                          14781
10/31/2000                                  15819                          14097
11/30/2000                                  15107                          13579
12/31/2000                                  16332                          14512
 1/31/2001                                  16649                          15216
 2/28/2001                                  15927                          14662
 3/31/2001                                  14685                          13372
 4/30/2001                                  15443                          14533
 5/31/2001                                  15663                          14857
 6/30/2001                                  15073                          14252
 7/31/2001                                  14641                          13772
 8/31/2001                                  15108                          14336
 9/30/2001                                  12835                          11387
10/31/2001                                  13408                          12044
11/30/2001                                  14297                          13149
12/31/2001                                  14879                          13571
 1/31/2002                                  14470                          12823
 2/28/2002                                  14613                          12819
 3/31/2002                                  15346                          13732
 4/30/2002                                  16013                          14198
 5/31/2002                                  16184                          13980
 6/30/2002                                  15537                          13105
 7/31/2002                                  14413                          11628
 8/31/2002                                  14422                          11696
 9/30/2002                                  13193                          10847
10/31/2002                                  13136                          10822
11/30/2002                                  13565                          10998
12/31/2002                                  13531                          10658
 1/31/2003                                  13196                           9836
 2/28/2003                                  12760                           9533
 3/31/2003                                  12638                           9483
 4/30/2003                                  13825                          10674
 5/31/2003                                  15478                          12195
 6/30/2003                                  16350                          12573
 7/31/2003                                  17010                          13330
 8/31/2003                                  17719                          13938
 9/30/2003                                  18399                          14265
10/31/2003                                  19444                          15386
11/30/2003                                  19535                          15488
12/31/2003                                  20615                          16328
 1/31/2004                                  22148                          17693
 2/29/2004                                  23416                          18883
 3/31/2004                                  23099                          18732
 4/30/2004                                  22253                          18040
 5/31/2004                                  22285                          17961
 6/30/2004                                  23038                          18523
 7/31/2004                                  22174                          17632
 8/31/2004                                  22014                          17357
 9/30/2004                                  22632                          17861
10/31/2004                                  23341                          18510
11/30/2004                                  25210                          19984
12/31/2004                                  26247                          21069
 1/31/2005                                  26982                          21520
 2/28/2005                                  27898                          22014
 3/31/2005                                  27259                          21672
 4/30/2005                                  26330                          20624
 5/31/2005                                  25809                          20387
 6/30/2005                                  26274                          20642
 7/31/2005                                  26787                          21224
 8/31/2005                                  28293                          22195
 9/30/2005                                  27955                          22171
10/31/2005                                  27162                          21462
11/30/2005                                  28323                          22483

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         12.35%           13.39%            10.97%

Past performance is not predictive of future performance.

Prior to July 1995, the returns shown reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                     CONTINENTAL SMALL COMPANY PORTFOLIO       MSCI EUROPE EX UK
DATE                                        (PRICE-ONLY)         SMALL CAP INDEX
11/30/1995                                          9900                   10000
12/31/1995                                         10062                   10204
 1/31/1996                                         10269                   10319
 2/29/1996                                         10713                   10618
 3/31/1996                                         10883                   10658
 4/30/1996                                         10883                   10739
 5/31/1996                                         11135                   10929
 6/30/1996                                         11231                   11044
 7/31/1996                                         10987                   10698
 8/31/1996                                         11031                   10847
 9/30/1996                                         10883                   10874
10/31/1996                                         11075                   10968
11/30/1996                                         11282                   11294
12/31/1996                                         11503                   11592
 1/31/1997                                         11775                   12060
 2/28/1997                                         11799                   12045
 3/31/1997                                         12215                   12458
 4/30/1997                                         11879                   11997
 5/31/1997                                         12359                   12513
 6/30/1997                                         12783                   12896
 7/31/1997                                         12751                   12971
 8/31/1997                                         12543                   12807
 9/30/1997                                         13431                   13610
10/31/1997                                         13047                   13048
11/30/1997                                         12751                   12789
12/31/1997                                         12850                   12850
 1/31/1998                                         13313                   13322
 2/28/1998                                         14301                   14278
 3/31/1998                                         15665                   15563
 4/30/1998                                         16285                   16113
 5/31/1998                                         17142                   16849
 6/30/1998                                         16696                   16035
 7/31/1998                                         16757                   16078
 8/31/1998                                         15000                   13778
 9/30/1998                                         14292                   12866
10/31/1998                                         14703                   13437
11/30/1998                                         15228                   13793
12/31/1998                                         15362                   13865
 1/31/1999                                         14573                   13295
 2/28/1999                                         14294                   12988
 3/31/1999                                         14074                   12921
 4/30/1999                                         14483                   13483
 5/31/1999                                         14324                   13270
 6/30/1999                                         14414                   13229
 7/31/1999                                         14733                   13377
 8/31/1999                                         14823                   13470
 9/30/1999                                         14873                   13415
10/31/1999                                         14653                   13176
11/30/1999                                         14274                   12865
12/31/1999                                         14952                   13733
 1/31/2000                                         14680                   14027
 2/29/2000                                         15651                   14933
 3/31/2000                                         15674                   14744
 4/30/2000                                         14881                   13958
 5/31/2000                                         15319                   14051
 6/30/2000                                         15923                   14311
 7/31/2000                                         15580                   14230
 8/31/2000                                         15591                   14242
 9/30/2000                                         15272                   13926
10/31/2000                                         14585                   13212
11/30/2000                                         14597                   12973
12/31/2000                                         15592                   13628
 1/31/2001                                         16006                   14371
 2/28/2001                                         15744                   13784
 3/31/2001                                         14502                   12468
 4/30/2001                                         15040                   12998
 5/31/2001                                         14847                   12712
 6/30/2001                                         14392                   12037
 7/31/2001                                         14585                   11920
 8/31/2001                                         14682                   11813
 9/30/2001                                         12805                   10028
10/31/2001                                         13191                   10672
11/30/2001                                         13743                   11473
12/31/2001                                         13847                   11566
 1/31/2002                                         13862                   11569
 2/28/2002                                         14068                   11624
 3/31/2002                                         14779                   12327
 4/30/2002                                         15364                   12613
 5/31/2002                                         15981                   12783
 6/30/2002                                         15981                   12460
 7/31/2002                                         14716                   11127
 8/31/2002                                         14511                   10835
 9/30/2002                                         12993                    9455
10/31/2002                                         13388                   10019
11/30/2002                                         14115                   10567
12/31/2002                                         14381                   10314
 1/31/2003                                         14261                   10172
 2/28/2003                                         13853                    9725
 3/31/2003                                         13750                    9657
 4/30/2003                                         15471                   11001
 5/31/2003                                         17022                   12016
 6/30/2003                                         17311                   12173
 7/31/2003                                         17908                   12585
 8/31/2003                                         18300                   12946
 9/30/2003                                         19237                   13672
10/31/2003                                         20412                   14810
11/30/2003                                         21469                   15592
12/31/2003                                         22786                   16398
 1/31/2004                                         23894                   17217
 2/29/2004                                         24673                   17796
 3/31/2004                                         24160                   17119
 4/30/2004                                         23873                   16788
 5/31/2004                                         24119                   16753
 6/30/2004                                         24848                   17314
 7/31/2004                                         24025                   16604
 8/31/2004                                         24169                   16651
 9/30/2004                                         25417                   17573
10/31/2004                                         26367                   18311
11/30/2004                                         29177                   20328
12/31/2004                                         30676                   21318
 1/31/2005                                         31110                   21555
 2/28/2005                                         33086                   23063
 3/31/2005                                         32174                   22407
 4/30/2005                                         31306                   21650
 5/31/2005                                         31371                   21840
 6/30/2005                                         32220                   22492
 7/31/2005                                         34207                   24020
 8/31/2005                                         35342                   24695
 9/30/2005                                         36237                   25531
10/31/2005                                         34442                   23762
11/30/2005                                         34551                   24055

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         18.42%           18.58%            13.20%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                  DFA INTERNATIONAL    MSCI EAFE SMALL CAP INDEX
DATE                      SMALL CAP VALUE PORTFOLIO                 (PRICE-ONLY)
11/30/1995                                     9930                        10000
12/31/1995                                    10325                        10341
 1/31/1996                                    10530                        10653
 2/29/1996                                    10643                        10752
 3/31/1996                                    10787                        10965
 4/30/1996                                    11351                        11541
 5/31/1996                                    11413                        11307
 6/30/1996                                    11259                        11292
 7/31/1996                                    10797                        10666
 8/31/1996                                    10746                        10702
 9/30/1996                                    10746                        10752
10/31/1996                                    10612                        10561
11/30/1996                                    10725                        10696
12/31/1996                                    10423                        10327
 1/31/1997                                    10166                        10118
 2/28/1997                                    10251                        10307
 3/31/1997                                    10166                        10048
 4/30/1997                                     9930                         9713
 5/31/1997                                    10594                        10449
 6/30/1997                                    10755                        10637
 7/31/1997                                    10337                        10263
 8/31/1997                                     9866                         9608
 9/30/1997                                     9684                         9405
10/31/1997                                     9298                         8884
11/30/1997                                     8516                         8265
12/31/1997                                     8055                         7783
 1/31/1998                                     8632                         8270
 2/28/1998                                     9492                         9011
 3/31/1998                                     9684                         9210
 4/30/1998                                     9515                         9192
 5/31/1998                                     9424                         9223
 6/30/1998                                     9153                         8856
 7/31/1998                                     8870                         8734
 8/31/1998                                     7897                         7572
 9/30/1998                                     7693                         7223
10/31/1998                                     8168                         7802
11/30/1998                                     8530                         8175
12/31/1998                                     8480                         8206
 1/31/1999                                     8303                         8103
 2/28/1999                                     8196                         8001
 3/31/1999                                     8681                         8435
 4/30/1999                                     9578                         9062
 5/31/1999                                     9495                         8733
 6/30/1999                                    10121                         9196
 7/31/1999                                    10452                         9478
 8/31/1999                                    10499                         9679
 9/30/1999                                    10440                         9649
10/31/1999                                    10251                         9517
11/30/1999                                    10027                         9568
12/31/1999                                    10094                         9656
 1/31/2000                                     9937                         9668
 2/29/2000                                     9695                         9905
 3/31/2000                                    10070                        10140
 4/30/2000                                     9441                         9379
 5/31/2000                                     9586                         9360
 6/30/2000                                    10421                        10184
 7/31/2000                                    10034                         9543
 8/31/2000                                    10215                         9994
 9/30/2000                                     9888                         9420
10/31/2000                                     9368                         8764
11/30/2000                                     9489                         8738
12/31/2000                                     9782                         8766
 1/31/2001                                    10052                         9024
 2/28/2001                                    10154                         8838
 3/31/2001                                     9629                         8131
 4/30/2001                                    10347                         8804
 5/31/2001                                    10398                         8753
 6/30/2001                                    10308                         8479
 7/31/2001                                    10077                         8122
 8/31/2001                                    10295                         8202
 9/30/2001                                     9167                         7081
10/31/2001                                     9423                         7432
11/30/2001                                     9475                         7712
12/31/2001                                     9333                         7512
 1/31/2002                                     9241                         7329
 2/28/2002                                     9609                         7447
 3/31/2002                                    10069                         7899
 4/30/2002                                    10464                         8164
 5/31/2002                                    11121                         8505
 6/30/2002                                    10924                         8173
 7/31/2002                                    10345                         7536
 8/31/2002                                    10319                         7432
 9/30/2002                                     9635                         6832
10/31/2002                                     9543                         6739
11/30/2002                                     9754                         6929
12/31/2002                                     9874                         6792
 1/31/2003                                     9900                         6692
 2/28/2003                                     9954                         6632
 3/31/2003                                     9860                         6550
 4/30/2003                                    10799                         7135
 5/31/2003                                    11886                         7722
 6/30/2003                                    12557                         8121
 7/31/2003                                    13066                         8363
 8/31/2003                                    13791                         8909
 9/30/2003                                    14569                         9420
10/31/2003                                    15401                        10163
11/30/2003                                    15468                        10115
12/31/2003                                    16437                        10716
 1/31/2004                                    17440                        11257
 2/29/2004                                    17975                        11571
 3/31/2004                                    18731                        11982
 4/30/2004                                    18072                        11592
 5/31/2004                                    17893                        11370
 6/30/2004                                    18707                        11961
 7/31/2004                                    18056                        11408
 8/31/2004                                    18278                        11477
 9/30/2004                                    18764                        11717
10/31/2004                                    19375                        12147
11/30/2004                                    21071                        13102
12/31/2004                                    22158                        13732
 1/31/2005                                    22777                        13999
 2/28/2005                                    23856                        14554
 3/31/2005                                    23631                        14252
 4/30/2005                                    23171                        13876
 5/31/2005                                    22826                        13836
 6/30/2005                                    23361                        14181
 7/31/2005                                    24249                        14814
 8/31/2005                                    25195                        15224
 9/30/2005                                    25784                        15812
10/31/2005                                    25186                        15287
11/30/2005                                    25653                        15767

AVERAGE ANNUAL            ONE             FIVE              TEN
TOTAL RETURN              YEAR            YEARS            YEARS
-----------------------------------------------------------------
                         21.75%           21.85%            9.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 1.0%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                     MSCI EMERGING MARKETS INDEX
DATE                     EMERGING MARKETS PORTFOLIO            (GROSS DIVIDENDS)
11/30/1995                                     9950                        10000
12/31/1995                                    10242                        10444
 1/31/1996                                    11339                        11187
 2/29/1996                                    11098                        11009
 3/31/1996                                    11185                        11095
 4/30/1996                                    11502                        11538
 5/31/1996                                    11502                        11486
 6/30/1996                                    11589                        11558
 7/31/1996                                    10598                        10768
 8/31/1996                                    10896                        11044
 9/30/1996                                    11127                        11140
10/31/1996                                    10877                        10843
11/30/1996                                    11262                        11025
12/31/1996                                    11410                        11074
 1/31/1997                                    12564                        11830
 2/28/1997                                    12719                        12336
 3/31/1997                                    12360                        12011
 4/30/1997                                    11885                        12033
 5/31/1997                                    12467                        12377
 6/30/1997                                    12981                        13039
 7/31/1997                                    12991                        13234
 8/31/1997                                    11100                        11550
 9/30/1997                                    11556                        11870
10/31/1997                                     9840                         9922
11/30/1997                                     9316                         9560
12/31/1997                                     9253                         9791
 1/31/1998                                     9074                         9023
 2/28/1998                                     9962                         9965
 3/31/1998                                    10311                        10398
 4/30/1998                                    10142                        10284
 5/31/1998                                     8974                         8875
 6/30/1998                                     8165                         7944
 7/31/1998                                     8505                         8196
 8/31/1998                                     6348                         5827
 9/30/1998                                     6368                         6196
10/31/1998                                     7397                         6848
11/30/1998                                     8145                         7418
12/31/1998                                     8380                         7311
 1/31/1999                                     8179                         7193
 2/28/1999                                     8259                         7263
 3/31/1999                                     9006                         8220
 4/30/1999                                    10612                         9237
 5/31/1999                                    10592                         9183
 6/30/1999                                    11632                        10226
 7/31/1999                                    11450                         9947
 8/31/1999                                    11399                        10038
 9/30/1999                                    11026                         9699
10/31/1999                                    11450                         9905
11/30/1999                                    12490                        10794
12/31/1999                                    14389                        12167
 1/31/2000                                    14165                        12240
 2/29/2000                                    13789                        12401
 3/31/2000                                    13870                        12462
 4/30/2000                                    12975                        11281
 5/31/2000                                    12253                        10815
 6/30/2000                                    12498                        11195
 7/31/2000                                    11765                        10620
 8/31/2000                                    11887                        10672
 9/30/2000                                    11033                         9740
10/31/2000                                    10332                         9034
11/30/2000                                     9681                         8245
12/31/2000                                    10194                         8443
 1/31/2001                                    11248                         9606
 2/28/2001                                    10225                         8854
 3/31/2001                                     9213                         7984
 4/30/2001                                     9612                         8379
 5/31/2001                                     9683                         8478
 6/30/2001                                     9479                         8305
 7/31/2001                                     9141                         7780
 8/31/2001                                     9223                         7703
 9/30/2001                                     7720                         6510
10/31/2001                                     7945                         6915
11/30/2001                                     8814                         7637
12/31/2001                                     9503                         8243
 1/31/2002                                    10032                         8522
 2/28/2002                                     9897                         8662
 3/31/2002                                    10312                         9184
 4/30/2002                                    10415                         9243
 5/31/2002                                    10156                         9096
 6/30/2002                                     9379                         8414
 7/31/2002                                     8923                         7774
 8/31/2002                                     8954                         7893
 9/30/2002                                     8011                         7042
10/31/2002                                     8342                         7499
11/30/2002                                     8964                         8015
12/31/2002                                     8605                         7749
 1/31/2003                                     8595                         7715
 2/28/2003                                     8458                         7506
 3/31/2003                                     8322                         7293
 4/30/2003                                     9435                         7943
 5/31/2003                                    10129                         8513
 6/30/2003                                    10518                         8998
 7/31/2003                                    10728                         9562
 8/31/2003                                    11211                        10203
 9/30/2003                                    11705                        10278
10/31/2003                                    12598                        11153
11/30/2003                                    12472                        11290
12/31/2003                                    13783                        12108
 1/31/2004                                    14038                        12538
 2/29/2004                                    14655                        13117
 3/31/2004                                    14751                        13285
 4/30/2004                                    13815                        12199
 5/31/2004                                    13645                        11959
 6/30/2004                                    13891                        12013
 7/31/2004                                    13880                        11801
 8/31/2004                                    14266                        12295
 9/30/2004                                    15063                        13005
10/31/2004                                    15484                        13317
11/30/2004                                    16831                        14550
12/31/2004                                    17909                        15251
 1/31/2005                                    18050                        15299
 2/28/2005                                    19396                        16642
 3/31/2005                                    18062                        15546
 4/30/2005                                    17627                        15131
 5/31/2005                                    18149                        15664
 6/30/2005                                    18688                        16205
 7/31/2005                                    19885                        17352
 8/31/2005                                    20006                        17508
 9/30/2005                                    21592                        19140
10/31/2005                                    20508                        17890
11/30/2005                                    21990                        19371

AVERAGE ANNUAL            ONE             FIVE              TEN
TOTAL RETURN              YEAR            YEARS            YEARS
-----------------------------------------------------------------
                         30.65%           17.71%            8.20%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
MARCH 5, 1998-NOVEMBER 30, 2005

GROWTH OF $10,000

                                   EMERGING MARKETS        MSCI EMERGING MARKETS
DATE                            SMALL CAP PORTFOLIO      INDEX (GROSS DIVIDENDS)
  3/5/1998                                    10000
 3/30/1998                                    10385                        10000
 4/30/1998                                    10642                         9891
 5/31/1998                                     9959                         8536
 6/30/1998                                     9326                         7641
 7/31/1998                                     9553                         7883
 8/31/1998                                     7366                         5604
 9/30/1998                                     7078                         5959
10/31/1998                                     7969                         6587
11/30/1998                                     8999                         7135
12/31/1998                                     9300                         7031
 1/31/1999                                     8899                         6918
 2/28/1999                                     8888                         6985
 3/31/1999                                     9743                         7906
 4/30/1999                                    11824                         8884
 5/31/1999                                    12236                         8832
 6/30/1999                                    13750                         9835
 7/31/1999                                    13667                         9567
 8/31/1999                                    13925                         9654
 9/30/1999                                    13750                         9328
10/31/1999                                    14203                         9526
11/30/1999                                    15325                        10381
12/31/1999                                    17241                        11701
 1/31/2000                                    17569                        11772
 2/29/2000                                    17345                        11927
 3/31/2000                                    17293                        11986
 4/30/2000                                    16030                        10849
 5/31/2000                                    15148                        10401
 6/30/2000                                    15114                        10767
 7/31/2000                                    14612                        10214
 8/31/2000                                    14560                        10264
 9/30/2000                                    13644                         9368
10/31/2000                                    12554                         8689
11/30/2000                                    11742                         7929
12/31/2000                                    11751                         8120
 1/31/2001                                    12409                         9239
 2/28/2001                                    11631                         8515
 3/31/2001                                    10674                         7679
 4/30/2001                                    10953                         8058
 5/31/2001                                    11073                         8154
 6/30/2001                                    11093                         7987
 7/31/2001                                    10893                         7482
 8/31/2001                                    10813                         7408
 9/30/2001                                     9157                         6261
10/31/2001                                     9616                         6650
11/30/2001                                    10634                         7345
12/31/2001                                    11446                         7928
 1/31/2002                                    12330                         8196
 2/28/2002                                    12209                         8331
 3/31/2002                                    12972                         8832
 4/30/2002                                    13334                         8890
 5/31/2002                                    13213                         8748
 6/30/2002                                    12350                         8092
 7/31/2002                                    11768                         7477
 8/31/2002                                    11908                         7592
 9/30/2002                                    10543                         6773
10/31/2002                                    10984                         7212
11/30/2002                                    11828                         7708
12/31/2002                                    11425                         7452
 1/31/2003                                    11631                         7420
 2/28/2003                                    11507                         7219
 3/31/2003                                    11405                         7014
 4/30/2003                                    12884                         7639
 5/31/2003                                    13850                         8188
 6/30/2003                                    14446                         8654
 7/31/2003                                    14734                         9196
 8/31/2003                                    15617                         9813
 9/30/2003                                    16213                         9885
10/31/2003                                    17610                        10726
11/30/2003                                    17960                        10858
12/31/2003                                    19743                        11645
 1/31/2004                                    20329                        12059
 2/29/2004                                    21186                        12615
 3/31/2004                                    21542                        12777
 4/30/2004                                    20329                        11733
 5/31/2004                                    19471                        11502
 6/30/2004                                    19633                        11554
 7/31/2004                                    19759                        11350
 8/31/2004                                    20410                        11825
 9/30/2004                                    21546                        12508
10/31/2004                                    22074                        12807
11/30/2004                                    24166                        13994
12/31/2004                                    25445                        14667
 1/31/2005                                    26152                        14714
 2/28/2005                                    27809                        16006
 3/31/2005                                    25869                        14951
 4/30/2005                                    24918                        14553
 5/31/2005                                    25404                        15065
 6/30/2005                                    26048                        15585
 7/31/2005                                    27476                        16688
 8/31/2005                                    27654                        16838
 9/30/2005                                    29468                        18408
10/31/2005                                    28031                        17206
11/30/2005                                    30030                        18630

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           3/5/1998
------------------------------------------------------------------
                         24.27%           20.41%           15.27%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
APRIL 5, 2005-NOVEMBER 30, 2005

GROWTH OF $10,000

                              EMERGING MARKETS CORE  MSCI EMERGING MARKETS INDEX
DATE                               EQUITY PORTFOLIO              (NET DIVIDENDS)
  4/5/2005                                    10000                        10000
 4/30/2005                                     9580                         9682
 5/31/2005                                     9720                        10019
 6/30/2005                                     9980                        10359
 7/31/2005                                    10653                        11083
 8/31/2005                                    10763                        11178
 9/30/2005                                    11511                        12219
10/31/2005                                    10898                        11421
11/30/2005                                    11612                        12365

TOTAL                     FROM
RETURN                  4/5/2005
--------------------------------
                         16.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX, MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                            DFA ONE-YEAR       MERRILL LYNCH SIX-MONTH       MERRILL LYNCH ONE-YEAR
DATE              FIXED INCOME PORTFOLIO        US TREASURY BILL INDEX       US TREASURY NOTE INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10047                         10056                        10056
 1/31/1996                         10090                         10106                        10119
 2/29/1996                         10130                         10143                        10131
 3/31/1996                         10175                         10177                        10159
 4/30/1996                         10210                         10219                        10194
 5/31/1996                         10244                         10261                        10231
 6/30/1996                         10299                         10305                        10285
 7/31/1996                         10346                         10350                        10324
 8/31/1996                         10396                         10396                        10373
 9/30/1996                         10458                         10450                        10443
10/31/1996                         10533                         10500                        10521
11/30/1996                         10594                         10546                        10572
12/31/1996                         10630                         10590                        10608
 1/31/1997                         10682                         10637                        10660
 2/28/1997                         10726                         10686                        10700
 3/31/1997                         10744                         10728                        10726
 4/30/1997                         10815                         10778                        10790
 5/31/1997                         10867                         10836                        10857
 6/30/1997                         10931                         10888                        10921
 7/31/1997                         11005                         10938                        10999
 8/31/1997                         11038                         10983                        11033
 9/30/1997                         11103                         11039                        11092
10/31/1997                         11167                         11089                        11153
11/30/1997                         11201                         11129                        11185
12/31/1997                         11267                         11180                        11238
 1/31/1998                         11334                         11237                        11311
 2/28/1998                         11372                         11279                        11340
 3/31/1998                         11429                         11334                        11398
 4/30/1998                         11471                         11384                        11452
 5/31/1998                         11534                         11434                        11499
 6/30/1998                         11578                         11489                        11554
 7/31/1998                         11644                         11544                        11608
 8/31/1998                         11697                         11603                        11702
 9/30/1998                         11751                         11672                        11798
10/31/1998                         11792                         11721                        11859
11/30/1998                         11844                         11753                        11861
12/31/1998                         11910                         11802                        11902
 1/31/1999                         11957                         11847                        11945
 2/28/1999                         11985                         11879                        11951
 3/31/1999                         12045                         11934                        12024
 4/30/1999                         12097                         11975                        12067
 5/31/1999                         12122                         12015                        12100
 6/30/1999                         12173                         12058                        12151
 7/31/1999                         12213                         12112                        12200
 8/31/1999                         12231                         12148                        12238
 9/30/1999                         12297                         12207                        12302
10/31/1999                         12353                         12253                        12331
11/30/1999                         12413                         12294                        12357
12/31/1999                         12458                         12350                        12383
 1/31/2000                         12483                         12403                        12415
 2/29/2000                         12562                         12463                        12479
 3/31/2000                         12625                         12527                        12542
 4/30/2000                         12670                         12586                        12608
 5/31/2000                         12720                         12653                        12676
 6/30/2000                         12812                         12725                        12772
 7/31/2000                         12897                         12787                        12849
 8/31/2000                         12976                         12856                        12930
 9/30/2000                         13073                         12925                        13007
10/31/2000                         13138                         12995                        13072
11/30/2000                         13218                         13071                        13165
12/31/2000                         13296                         13153                        13291
 1/31/2001                         13388                         13261                        13443
 2/28/2001                         13456                         13315                        13514
 3/31/2001                         13507                         13391                        13614
 4/30/2001                         13574                         13446                        13677
 5/31/2001                         13620                         13511                        13759
 6/30/2001                         13663                         13546                        13799
 7/31/2001                         13741                         13600                        13898
 8/31/2001                         13803                         13649                        13952
 9/30/2001                         13944                         13735                        14104
10/31/2001                         14027                         13784                        14200
11/30/2001                         14039                         13819                        14216
12/31/2001                         14062                         13838                        14259
 1/31/2002                         14090                         13859                        14281
 2/28/2002                         14143                         13884                        14326
 3/31/2002                         14094                         13900                        14294
 4/30/2002                         14179                         13939                        14394
 5/31/2002                         14237                         13967                        14434
 6/30/2002                         14309                         13998                        14512
 7/31/2002                         14407                         14023                        14578
 8/31/2002                         14450                         14044                        14594
 9/30/2002                         14493                         14075                        14652
10/31/2002                         14535                         14098                        14683
11/30/2002                         14520                         14123                        14686
12/31/2002                         14610                         14144                        14742
 1/31/2003                         14625                         14161                        14753
 2/28/2003                         14667                         14174                        14780
 3/31/2003                         14688                         14194                        14807
 4/30/2003                         14720                         14205                        14823
 5/31/2003                         14753                         14222                        14842
 6/30/2003                         14768                         14243                        14872
 7/31/2003                         14728                         14252                        14864
 8/31/2003                         14741                         14265                        14879
 9/30/2003                         14813                         14282                        14919
10/31/2003                         14785                         14295                        14915
11/30/2003                         14788                         14308                        14912
12/31/2003                         14846                         14328                        14958
 1/31/2004                         14860                         14342                        14981
 2/29/2004                         14899                         14354                        15012
 3/31/2004                         14927                         14366                        15026
 4/30/2004                         14872                         14374                        14987
 5/31/2004                         14860                         14381                        14986
 6/30/2004                         14847                         14387                        14981
 7/31/2004                         14894                         14411                        15016
 8/31/2004                         14957                         14436                        15059
 9/30/2004                         14946                         14450                        15055
10/31/2004                         14983                         14469                        15080
11/30/2004                         14948                         14482                        15058
12/31/2004                         14979                         14502                        15082
 1/31/2005                         14993                         14529                        15094
 2/28/2005                         15001                         14549                        15094
 3/31/2005                         15005                         14581                        15115
 4/30/2005                         15067                         14621                        15169
 5/31/2005                         15115                         14668                        15215
 6/30/2005                         15138                         14696                        15241
 7/31/2005                         15135                         14723                        15240
 8/31/2005                         15203                         14768                        15305
 9/30/2005                         15216                         14804                        15310
10/31/2005                         15243                         14846                        15328
11/30/2005                         15282                         14898                        15376

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                          2.24%           2.95%             4.33%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH US GOVERNMENT/CORPORATE INDEX 1-3 YEARS
FEBRUARY 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                       DFA TWO-YEAR                       MERRILL LYNCH US
DATE                  GLOBAL FIXED INCOME PORTFOLIO   GOVERNMENT/CORPORATE INDEX 1-3 YEARS
  2/9/1996                                    10000
 2/29/1996                                    10000                                  10000
 3/31/1996                                    10046                                   9993
 4/30/1996                                    10096                                  10002
 5/31/1996                                    10146                                  10023
 6/30/1996                                    10184                                  10096
 7/31/1996                                    10254                                  10137
 8/31/1996                                    10356                                  10172
 9/30/1996                                    10427                                  10265
10/31/1996                                    10519                                  10381
11/30/1996                                    10591                                  10461
12/31/1996                                    10634                                  10462
 1/31/1997                                    10707                                  10511
 2/28/1997                                    10749                                  10536
 3/31/1997                                    10746                                  10534
 4/30/1997                                    10809                                  10620
 5/31/1997                                    10883                                  10694
 6/30/1997                                    10961                                  10767
 7/31/1997                                    11014                                  10887
 8/31/1997                                    11057                                  10898
 9/30/1997                                    11126                                  10981
10/31/1997                                    11169                                  11061
11/30/1997                                    11201                                  11087
12/31/1997                                    11257                                  11163
 1/31/1998                                    11348                                  11271
 2/28/1998                                    11393                                  11282
 3/31/1998                                    11455                                  11331
 4/30/1998                                    11489                                  11385
 5/31/1998                                    11558                                  11448
 6/30/1998                                    11599                                  11507
 7/31/1998                                    11657                                  11562
 8/31/1998                                    11738                                  11698
 9/30/1998                                    11811                                  11850
10/31/1998                                    11870                                  11902
11/30/1998                                    11916                                  11890
12/31/1998                                    11986                                  11936
 1/31/1999                                    12045                                  11987
 2/28/1999                                    12093                                  11935
 3/31/1999                                    12147                                  12022
 4/30/1999                                    12194                                  12064
 5/31/1999                                    12218                                  12057
 6/30/1999                                    12268                                  12094
 7/31/1999                                    12292                                  12127
 8/31/1999                                    12340                                  12159
 9/30/1999                                    12403                                  12241
10/31/1999                                    12427                                  12277
11/30/1999                                    12475                                  12304
12/31/1999                                    12535                                  12326
 1/31/2000                                    12560                                  12323
 2/29/2000                                    12637                                  12406
 3/31/2000                                    12691                                  12479
 4/30/2000                                    12742                                  12508
 5/31/2000                                    12781                                  12553
 6/30/2000                                    12857                                  12690
 7/31/2000                                    12922                                  12776
 8/31/2000                                    13001                                  12874
 9/30/2000                                    13089                                  12975
10/31/2000                                    13154                                  13036
11/30/2000                                    13247                                  13164
12/31/2000                                    13345                                  13322
 1/31/2001                                    13442                                  13500
 2/28/2001                                    13498                                  13589
 3/31/2001                                    13559                                  13709
 4/30/2001                                    13615                                  13747
 5/31/2001                                    13657                                  13835
 6/30/2001                                    13708                                  13888
 7/31/2001                                    13792                                  14057
 8/31/2001                                    13863                                  14146
 9/30/2001                                    14042                                  14369
10/31/2001                                    14156                                  14511
11/30/2001                                    14142                                  14474
12/31/2001                                    14156                                  14482
 1/31/2002                                    14198                                  14513
 2/28/2002                                    14255                                  14577
 3/31/2002                                    14173                                  14485
 4/30/2002                                    14302                                  14644
 5/31/2002                                    14373                                  14720
 6/30/2002                                    14473                                  14834
 7/31/2002                                    14631                                  14989
 8/31/2002                                    14688                                  15061
 9/30/2002                                    14755                                  15185
10/31/2002                                    14813                                  15214
11/30/2002                                    14784                                  15209
12/31/2002                                    14906                                  15364
 1/31/2003                                    14921                                  15386
 2/28/2003                                    14980                                  15464
 3/31/2003                                    15005                                  15498
 4/30/2003                                    15050                                  15552
 5/31/2003                                    15109                                  15636
 6/30/2003                                    15127                                  15669
 7/31/2003                                    15037                                  15575
 8/31/2003                                    15037                                  15589
 9/30/2003                                    15178                                  15748
10/31/2003                                    15118                                  15690
11/30/2003                                    15118                                  15690
12/31/2003                                    15189                                  15789
 1/31/2004                                    15219                                  15828
 2/29/2004                                    15295                                  15909
 3/31/2004                                    15333                                  15965
 4/30/2004                                    15196                                  15811
 5/31/2004                                    15165                                  15785
 6/30/2004                                    15149                                  15785
 7/31/2004                                    15210                                  15855
 8/31/2004                                    15302                                  15974
 9/30/2004                                    15294                                  15964
10/31/2004                                    15325                                  16017
11/30/2004                                    15279                                  15940
12/31/2004                                    15301                                  15978
 1/31/2005                                    15301                                  15973
 2/28/2005                                    15286                                  15941
 3/31/2005                                    15276                                  15934
 4/30/2005                                    15354                                  16024
 5/31/2005                                    15416                                  16093
 6/30/2005                                    15439                                  16130
 7/31/2005                                    15424                                  16087
 8/31/2005                                    15502                                  16191
 9/30/2005                                    15486                                  16150
10/31/2005                                    15502                                  16148
11/30/2005                                    15549                                  16197

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/9/1996
------------------------------------------------------------------
                          1.77%           3.26%             4.60%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN BROTHERS US GOVERNMENT BOND INDEX INTERMEDIATE
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                          LEHMAN BROTHERS US GOVERNMENT
DATE             DFA FIVE-YEAR GOVERNMENT PORTFOLIO             BOND INDEX INTERMEDIATE
11/30/1995                                    10000                               10000
12/31/1995                                    10048                               10099
 1/31/1996                                    10096                               10184
 2/29/1996                                    10136                               10076
 3/31/1996                                    10166                               10030
 4/30/1996                                    10186                               10000
 5/31/1996                                    10216                                9995
 6/30/1996                                    10308                               10097
 7/31/1996                                    10339                               10129
 8/31/1996                                    10359                               10140
 9/30/1996                                    10483                               10271
10/31/1996                                    10638                               10439
11/30/1996                                    10751                               10565
12/31/1996                                    10709                               10508
 1/31/1997                                    10752                               10548
 2/28/1997                                    10763                               10565
 3/31/1997                                    10731                               10505
 4/30/1997                                    10827                               10624
 5/31/1997                                    10902                               10706
 6/30/1997                                    10981                               10799
 7/31/1997                                    11123                               10997
 8/31/1997                                    11123                               10955
 9/30/1997                                    11211                               11075
10/31/1997                                    11298                               11204
11/30/1997                                    11331                               11229
12/31/1997                                    11393                               11320
 1/31/1998                                    11461                               11467
 2/28/1998                                    11506                               11455
 3/31/1998                                    11563                               11490
 4/30/1998                                    11608                               11545
 5/31/1998                                    11664                               11625
 6/30/1998                                    11706                               11703
 7/31/1998                                    11764                               11747
 8/31/1998                                    11810                               11969
 9/30/1998                                    11868                               12248
10/31/1998                                    11914                               12269
11/30/1998                                    11960                               12231
12/31/1998                                    12012                               12279
 1/31/1999                                    12059                               12334
 2/28/1999                                    12095                               12165
 3/31/1999                                    12155                               12245
 4/30/1999                                    12202                               12278
 5/31/1999                                    12202                               12203
 6/30/1999                                    12245                               12222
 7/31/1999                                    12269                               12223
 8/31/1999                                    12293                               12240
 9/30/1999                                    12378                               12345
10/31/1999                                    12415                               12370
11/30/1999                                    12451                               12379
12/31/1999                                    12466                               12340
 1/31/2000                                    12479                               12298
 2/29/2000                                    12566                               12400
 3/31/2000                                    12604                               12542
 4/30/2000                                    12654                               12537
 5/31/2000                                    12691                               12571
 6/30/2000                                    12821                               12770
 7/31/2000                                    12898                               12855
 8/31/2000                                    12987                               12999
 9/30/2000                                    13090                               13112
10/31/2000                                    13141                               13202
11/30/2000                                    13218                               13396
12/31/2000                                    13308                               13632
 1/31/2001                                    13415                               13813
 2/28/2001                                    13468                               13941
 3/31/2001                                    13534                               14041
 4/30/2001                                    13574                               13996
 5/31/2001                                    13640                               14053
 6/30/2001                                    13622                               14098
 7/31/2001                                    13853                               14362
 8/31/2001                                    13988                               14490
 9/30/2001                                    14299                               14800
10/31/2001                                    14516                               15031
11/30/2001                                    14299                               14852
12/31/2001                                    14245                               14781
 1/31/2002                                    14287                               14844
 2/28/2002                                    14440                               14967
 3/31/2002                                    14190                               14741
 4/30/2002                                    14509                               15017
 5/31/2002                                    14648                               15122
 6/30/2002                                    14889                               15311
 7/31/2002                                    15213                               15599
 8/31/2002                                    15439                               15777
 9/30/2002                                    15707                               16048
10/31/2002                                    15736                               16037
11/30/2002                                    15594                               15910
12/31/2002                                    15925                               16205
 1/31/2003                                    15896                               16169
 2/28/2003                                    16170                               16352
 3/31/2003                                    16155                               16355
 4/30/2003                                    16256                               16401
 5/31/2003                                    16631                               16658
 6/30/2003                                    16601                               16632
 7/31/2003                                    16017                               16227
 8/31/2003                                    15973                               16257
 9/30/2003                                    16484                               16609
10/31/2003                                    16236                               16447
11/30/2003                                    16221                               16448
12/31/2003                                    16352                               16577
 1/31/2004                                    16460                               16666
 2/29/2004                                    16660                               16825
 3/31/2004                                    16845                               16942
 4/30/2004                                    16337                               16563
 5/31/2004                                    16214                               16510
 6/30/2004                                    16302                               16552
 7/31/2004                                    16411                               16672
 8/31/2004                                    16723                               16919
 9/30/2004                                    16759                               16926
10/31/2004                                    16884                               17029
11/30/2004                                    16712                               16871
12/31/2004                                    16801                               16962
 1/31/2005                                    16785                               16984
 2/28/2005                                    16674                               16889
 3/31/2005                                    16604                               16847
 4/30/2005                                    16779                               17044
 5/31/2005                                    16955                               17180
 6/30/2005                                    17003                               17236
 7/31/2005                                    16826                               17089
 8/31/2005                                    17003                               17279
 9/30/2005                                    16881                               17146
10/31/2005                                    16833                               17074
11/30/2005                                    16881                               17144

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                          1.02%           5.01%             5.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN BROTHERS AGGREGATE BOND INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                      DFA FIVE-YEAR              LEHMAN BROTHERS
DATE                  GLOBAL FIXED INCOME PORTFOLIO         AGGREGATE BOND INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10057                        10140
 1/31/1996                                    10140                        10207
 2/29/1996                                    10033                        10029
 3/31/1996                                    10108                         9959
 4/30/1996                                    10167                         9903
 5/31/1996                                    10265                         9884
 6/30/1996                                    10303                        10016
 7/31/1996                                    10393                        10043
 8/31/1996                                    10552                        10026
 9/30/1996                                    10741                        10200
10/31/1996                                    10942                        10427
11/30/1996                                    11113                        10605
12/31/1996                                    11141                        10507
 1/31/1997                                    11237                        10539
 2/28/1997                                    11344                        10565
 3/31/1997                                    11267                        10448
 4/30/1997                                    11353                        10605
 5/31/1997                                    11439                        10706
 6/30/1997                                    11615                        10833
 7/31/1997                                    11757                        11126
 8/31/1997                                    11779                        11031
 9/30/1997                                    11889                        11194
10/31/1997                                    11933                        11357
11/30/1997                                    11988                        11409
12/31/1997                                    12067                        11524
 1/31/1998                                    12187                        11672
 2/28/1998                                    12270                        11662
 3/31/1998                                    12347                        11702
 4/30/1998                                    12395                        11763
 5/31/1998                                    12491                        11874
 6/30/1998                                    12546                        11975
 7/31/1998                                    12631                        12000
 8/31/1998                                    12740                        12196
 9/30/1998                                    12894                        12481
10/31/1998                                    12979                        12415
11/30/1998                                    13040                        12486
12/31/1998                                    13076                        12524
 1/31/1999                                    13189                        12612
 2/28/1999                                    13226                        12392
 3/31/1999                                    13324                        12460
 4/30/1999                                    13413                        12500
 5/31/1999                                    13413                        12390
 6/30/1999                                    13356                        12350
 7/31/1999                                    13368                        12298
 8/31/1999                                    13406                        12292
 9/30/1999                                    13463                        12435
10/31/1999                                    13463                        12481
11/30/1999                                    13514                        12479
12/31/1999                                    13561                        12420
 1/31/2000                                    13588                        12379
 2/29/2000                                    13654                        12528
 3/31/2000                                    13738                        12694
 4/30/2000                                    13805                        12657
 5/31/2000                                    13832                        12651
 6/30/2000                                    13917                        12914
 7/31/2000                                    13998                        13031
 8/31/2000                                    14065                        13220
 9/30/2000                                    14159                        13303
10/31/2000                                    14255                        13391
11/30/2000                                    14337                        13611
12/31/2000                                    14464                        13864
 1/31/2001                                    14578                        14090
 2/28/2001                                    14649                        14213
 3/31/2001                                    14726                        14284
 4/30/2001                                    14770                        14224
 5/31/2001                                    14827                        14309
 6/30/2001                                    14837                        14363
 7/31/2001                                    14953                        14685
 8/31/2001                                    15069                        14854
 9/30/2001                                    15300                        15026
10/31/2001                                    15490                        15340
11/30/2001                                    15373                        15129
12/31/2001                                    15321                        15032
 1/31/2002                                    15366                        15154
 2/28/2002                                    15500                        15301
 3/31/2002                                    15254                        15047
 4/30/2002                                    15524                        15339
 5/31/2002                                    15659                        15469
 6/30/2002                                    15854                        15603
 7/31/2002                                    16169                        15792
 8/31/2002                                    16380                        16059
 9/30/2002                                    16701                        16319
10/31/2002                                    16686                        16244
11/30/2002                                    16535                        16239
12/31/2002                                    16912                        16576
 1/31/2003                                    16850                        16590
 2/28/2003                                    17098                        16819
 3/31/2003                                    17109                        16806
 4/30/2003                                    17171                        16945
 5/31/2003                                    17559                        17261
 6/30/2003                                    17540                        17226
 7/31/2003                                    17056                        16647
 8/31/2003                                    17025                        16757
 9/30/2003                                    17493                        17201
10/31/2003                                    17271                        17041
11/30/2003                                    17271                        17082
12/31/2003                                    17415                        17256
 1/31/2004                                    17548                        17394
 2/29/2004                                    17731                        17583
 3/31/2004                                    17925                        17715
 4/30/2004                                    17374                        17254
 5/31/2004                                    17291                        17184
 6/30/2004                                    17340                        17282
 7/31/2004                                    17475                        17453
 8/31/2004                                    17811                        17786
 9/30/2004                                    17847                        17834
10/31/2004                                    17966                        17984
11/30/2004                                    17796                        17840
12/31/2004                                    17918                        18005
 1/31/2005                                    17952                        18117
 2/28/2005                                    17867                        18011
 3/31/2005                                    17783                        17919
 4/30/2005                                    18023                        18161
 5/31/2005                                    18176                        18358
 6/30/2005                                    18305                        18458
 7/31/2005                                    18184                        18290
 8/31/2005                                    18357                        18524
 9/30/2005                                    18214                        18333
10/31/2005                                    18145                        18188
11/30/2005                                    18180                        18269

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                          2.15%           4.86%              6.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

[CHART]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN BROTHERS US GOVERNMENT BOND INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                        DFA INTERMEDIATE GOVERNMENT              LEHMAN BROTHERS
DATE                         FIXED INCOME PORTFOLIO     US GOVERNMENT BOND INDEX
11/30/1995                                    10000                        10000
12/31/1995                                    10131                        10142
 1/31/1996                                    10212                        10204
 2/29/1996                                    10023                         9996
 3/31/1996                                     9904                         9913
 4/30/1996                                     9813                         9849
 5/31/1996                                     9777                         9833
 6/30/1996                                     9908                         9959
 7/31/1996                                     9927                         9984
 8/31/1996                                     9899                         9962
 9/30/1996                                    10077                        10128
10/31/1996                                    10311                        10351
11/30/1996                                    10498                        10531
12/31/1996                                    10371                        10423
 1/31/1997                                    10390                        10435
 2/28/1997                                    10399                        10449
 3/31/1997                                    10271                        10339
 4/30/1997                                    10416                        10487
 5/31/1997                                    10512                        10578
 6/30/1997                                    10626                        10696
 7/31/1997                                    10949                        11000
 8/31/1997                                    10812                        10891
 9/30/1997                                    10988                        11054
10/31/1997                                    11187                        11246
11/30/1997                                    11207                        11303
12/31/1997                                    11320                        11422
 1/31/1998                                    11513                        11593
 2/28/1998                                    11493                        11562
 3/31/1998                                    11511                        11594
 4/30/1998                                    11562                        11646
 5/31/1998                                    11685                        11766
 6/30/1998                                    11784                        11900
 7/31/1998                                    11805                        11918
 8/31/1998                                    12107                        12228
 9/30/1998                                    12585                        12558
10/31/1998                                    12479                        12515
11/30/1998                                    12448                        12519
12/31/1998                                    12511                        12547
 1/31/1999                                    12554                        12619
 2/28/1999                                    12187                        12319
 3/31/1999                                    12278                        12367
 4/30/1999                                    12289                        12396
 5/31/1999                                    12114                        12287
 6/30/1999                                    12066                        12262
 7/31/1999                                    12033                        12244
 8/31/1999                                    12011                        12244
 9/30/1999                                    12137                        12343
10/31/1999                                    12148                        12362
11/30/1999                                    12148                        12345
12/31/1999                                    12064                        12265
 1/31/2000                                    11984                        12282
 2/29/2000                                    12098                        12457
 3/31/2000                                    12253                        12676
 4/30/2000                                    12184                        12640
 5/31/2000                                    12161                        12648
 6/30/2000                                    12475                        12873
 7/31/2000                                    12569                        12998
 8/31/2000                                    12792                        13190
 9/30/2000                                    12914                        13227
10/31/2000                                    13046                        13354
11/30/2000                                    13332                        13617
12/31/2000                                    13696                        13888
 1/31/2001                                    13867                        14028
 2/28/2001                                    14073                        14188
 3/31/2001                                    14140                        14238
 4/30/2001                                    13957                        14093
 5/31/2001                                    13993                        14139
 6/30/2001                                    14046                        14204
 7/31/2001                                    14444                        14545
 8/31/2001                                    14643                        14726
 9/30/2001                                    15007                        14982
10/31/2001                                    15411                        15368
11/30/2001                                    15007                        15024
12/31/2001                                    14822                        14893
 1/31/2002                                    14899                        14990
 2/28/2002                                    15092                        15128
 3/31/2002                                    14697                        14800
 4/30/2002                                    15086                        15152
 5/31/2002                                    15280                        15243
 6/30/2002                                    15579                        15456
 7/31/2002                                    16000                        15796
 8/31/2002                                    16381                        16109
 9/30/2002                                    16900                        16486
10/31/2002                                    16714                        16354
11/30/2002                                    16501                        16214
12/31/2002                                    17047                        16606
 1/31/2003                                    16923                        16565
 2/28/2003                                    17336                        16831
 3/31/2003                                    17278                        16782
 4/30/2003                                    17403                        16860
 5/31/2003                                    18000                        17298
 6/30/2003                                    17879                        17208
 7/31/2003                                    16880                        16497
 8/31/2003                                    16922                        16590
 9/30/2003                                    17574                        17072
10/31/2003                                    17275                        16830
11/30/2003                                    17303                        16850
12/31/2003                                    17467                        17000
 1/31/2004                                    17630                        17141
 2/29/2004                                    17882                        17347
 3/31/2004                                    18126                        17499
 4/30/2004                                    17409                        16973
 5/31/2004                                    17290                        16910
 6/30/2004                                    17414                        16979
 7/31/2004                                    17595                        17137
 8/31/2004                                    18048                        17471
 9/30/2004                                    18108                        17506
10/31/2004                                    18276                        17645
11/30/2004                                    18032                        17435
12/31/2004                                    18214                        17591
 1/31/2005                                    18292                        17702
 2/28/2005                                    18120                        17576
 3/31/2005                                    18024                        17518
 4/30/2005                                    18338                        17799
 5/31/2005                                    18589                        18005
 6/30/2005                                    18699                        18107
 7/31/2005                                    18398                        17888
 8/31/2005                                    18731                        18152
 9/30/2005                                    18448                        17937
10/31/2005                                    18271                        17811
11/30/2005                                    18368                        17892

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                          1.87%           6.62%              6.27%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

[CHART]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN BROTHERS MUNICIPAL BOND INDEX 3 YEARS
AUGUST 20, 2002-NOVEMBER 30, 2005

GROWTH OF $10,000

                                     DFA SHORT-TERM    LEHMAN BROTHERS MUNICIPAL
DATE                       MUNICIPAL BOND PORTFOLIO           BOND INDEX 3 YEARS
 8/20/2002                                    10000                        10000
 8/30/2002                                     9990                        10017
 9/30/2002                                    10063                        10096
10/31/2002                                    10005                        10041
11/30/2002                                     9997                        10044
12/31/2002                                    10114                        10188
 1/31/2003                                    10135                        10221
 2/28/2003                                    10198                        10286
 3/31/2003                                    10182                        10274
 4/30/2003                                    10215                        10302
 5/31/2003                                    10299                        10381
 6/30/2003                                    10292                        10364
 7/31/2003                                    10163                        10271
 8/31/2003                                    10206                        10323
 9/30/2003                                    10351                        10478
10/31/2003                                    10312                        10429
11/30/2003                                    10314                        10439
12/31/2003                                    10344                        10461
 1/31/2004                                    10364                        10498
 2/29/2004                                    10444                        10587
 3/31/2004                                    10418                        10559
 4/30/2004                                    10290                        10452
 5/31/2004                                    10263                        10411
 6/30/2004                                    10277                        10430
 7/31/2004                                    10332                        10506
 8/31/2004                                    10429                        10616
 9/30/2004                                    10444                        10628
10/31/2004                                    10480                        10657
11/30/2004                                    10445                        10607
12/31/2004                                    10488                        10647
 1/31/2005                                    10468                        10633
 2/28/2005                                    10452                        10601
 3/31/2005                                    10419                        10566
 4/30/2005                                    10477                        10620
 5/31/2005                                    10495                        10639
 6/30/2005                                    10537                        10694
 7/31/2005                                    10516                        10669
 8/31/2005                                    10544                        10704
 9/30/2005                                    10555                        10709
10/31/2005                                    10543                        10693
11/30/2005                                    10561                        10702

AVERAGE ANNUAL           ONE              FROM
TOTAL RETURN             YEAR          8/20/2002
-------------------------------------------------
                         1.11%            1.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman data provided by Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                               9.80%
Russell 3000 Growth Index(R)                                              9.59%
Russell Mid Cap Index(R) (mid-size companies)                            16.25%
Russell 1000 Index(R) (large companies)                                   9.98%
Russell 2000 Index(R) (small companies)                                   8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                     8.05%
Russell 2000 Value Index(R) (small value companies)                       8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)               16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                 15.88%
Russell 1000 Value Index(R) (large value companies)                       9.95%
Russell 1000 Growth Index(R) (large growth companies)                     9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

     The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500 Index(R) by purchasing shares of a Master Fund that invests in S&P 500 Index(R) stocks in approximately the same proportions as they are represented in the S&P 500 Index(R). The Master Fund essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets. For the year ended November 30, 2005, total returns were 8.41% for the U.S. Large Company Portfolio, and 8.43% for the S&P 500 Index(R). The securities in the Master Fund closely tracked the investment results of the S&P 500 Index(R). Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500 Index(R) are not diminished by management and administrative expenses associated with running a live portfolio.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index(R) by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index(R) futures contracts or swaps. For the year ended November 30, 2005, approximately 90% of the overlay instruments consisted of S&P 500 Index(R) futures contracts with the remaining 10% exposure created through a swap contract. The behavior of S&P 500 Index(R) futures contracts is determined principally by the performance of the S&P 500 Index(R). For the year ended November 30, 2005, total return was 7.08% for the Enhanced U.S. Large Company Portfolio, and 8.43% for the S&P 500 Index(R). Relative to the S&P 500 Index(R), underperformance was due to returns of the fixed income securities held by the Master Fund as well as differences in costs between the Portfolio and the Index. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Master Fund underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Master Fund as a whole will generally underperform the S&P 500 Index(R). For the year ending November 30, 2005, the average duration of fixed income securities held by the Master Fund exceeded the average duration of those imbedded in the futures contracts which contributed to the Portfolio's underperformance.

U.S. LARGE CAP VALUE PORTFOLIO

     The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 235 stocks as of November 30, 2005, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index(R), 9.95% for the Russell 1000 Value Index(R) and 14.49% for the U.S. Large Cap Value Portfolio. Relative to the Russell 1000 Value Index(R), outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this range was 84% of the Master Fund compared to 47% of the Index. In addition, stocks in the 10-75th percentile as measured by market capitalization outperformed the Russell 1000 Value Index and average weight allocated to this range was 96% of the Master Fund compared to 70% of the Index.

U.S. SMALL XM VALUE PORTFOLIO

     The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2005, the Master Fund held 532 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 12.17% for the U.S. Small XM Value Portfolio. Relative to the Russell 2000 Value Index(R), outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this category was 82% for the Master Fund compared to 50% for the Index. In addition, the Master Fund had less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Value Index(R).

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,347 stocks and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company stocks and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 11.32% for the U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index, outperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index and average weight allocated to this sector was 71% for the Master Fund compared to 41% for the Index. In addition, the Master Fund had less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Value Index(R).

U.S. SMALL CAP PORTFOLIO

     The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 3,041 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. For the year ended November 30, 2005, total returns were 8.15% for the Russell 2000 Index(R) and 10.04% for the U.S. Small Cap Portfolio. Relative to the Russell 2000 Index(R), outperformance of the Portfolio was primarily due to less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Index(R). REITs and utilities comprised 10% of the Index compared to 2% for the Master Fund.

U.S. MICRO CAP PORTFOLIO

     The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 2,518 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), and 10.33% for the U.S. Micro Cap Portfolio. Relative to the Russell 2000 Index(R), outperformance of the Portfolio was primarily due to greater exposure to the smallest capitalization stocks. Stocks falling in the bottom 5% of the US equity universe when ranked by market capitalization outperformed the Russell 2000 Index(R), and average weight allocated to this range was 95% for the Master Fund compared to 42% for the Index. To a lesser extent, better performance of the Portfolio was due to greater exposure to technology-related stocks than the Index.

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2005, the Portfolio held 126 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Portfolio's assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 8.43% for the S&P 500 Index(R), 19.78% for the Wilshire REIT Index, and 18.81% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index(R), outperformance of the Portfolio was due to the concentration in real estate securities. REITs were one of the better-performing industry sectors for the year ended November 30, 2005, and large cap REITs outperformed small cap REITs.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                        LOCAL
                                                       CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                           RETURN        RETURN
-----------------------------                         ----------    -----------
United Kingdom (net dividends)                             19.09%          7.72%
Japan (net dividends)                                      41.66%         21.55%
France                                                     25.50%         11.33%
Switzerland                                                38.51%         19.87%
Germany                                                    26.12%         11.88%
Netherlands                                                29.13%         14.55%
Australia                                                  25.56%         19.79%
Italy                                                      19.84%          6.30%
Spain                                                      24.16%         10.12%
Sweden                                                     27.30%          6.03%

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Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results, although returns varied among individual countries.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                                   20.35%
MSCI EAFE Value Index (net dividends)                                    14.34%
MSCI EAFE Index (net dividends)                                          13.27%
MSCI EAFE Growth Index (net dividends)                                   12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                      TOTAL
                                                                     RETURNS
COUNTRY                                                              (U.S. $)
-------                                                             ----------
Argentina                                                                67.41%
Brazil                                                                   73.90%
Thailand                                                                  4.11%
Chile                                                                    30.93%
Indonesia                                                                 6.11%
Hungary                                                                  28.07%
Israel                                                                   32.85%
Poland                                                                   34.73%
Taiwan                                                                    6.89%
Mexico                                                                   53.97%
Malaysia                                                                  0.54%
Philippines                                                              22.52%
Turkey                                                                   80.71%
South Korea                                                              47.97%

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Source: Morgan Stanley Capital data copyright MSCI 2006. All rights reserved.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1,374 stocks in 22 developed country markets as of November 30, 2005, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international stocks generally outperformed U.S. stocks in both local currency and U.S. dollar terms. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 8.43% for the S&P 500 Index(R) of U.S. stocks, and 12.73% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), underperformance of the Portfolio was primarily due to differences in security weights between Portfolio holdings and MSCI EAFE Index constituents. These differences were most pronounced in the telecommunication services sector. To a lesser extent, underperformance was also due to differences in security weights between the Portfolio and the Index among the very largest capitalization stocks.

INTERNATIONAL SMALL COMPANY PORTFOLIO

     The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Asia Pacific small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Funds held 4,262 stocks in 21 developed country markets, and essentially were fully invested in equities throughout the year: average cash levels were about 1% of the Master Funds' assets.

     As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international small company stocks outperformed large company stocks. Total returns were 13.27% for MSCI EAFE Index (net dividends), 20.35% for the MSCI EAFE Small Cap Index (price-only), and 19.74% for the International Small Company Portfolio. Relative to the MSCI EAFE Small Cap Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the MSCI EAFE Small Cap Index are not diminished by management and administrative expenses associated with running a live portfolio.

     Portfolio underperformance was also due to greater exposure to stocks with market capitalization under $250 million. Stocks with this size characteristic underperformed the MSCI EAFE Small Cap Index, and the average weight allocated to this category was 16% of the Master Fund compared to 1% for the Index.

JAPANESE SMALL COMPANY PORTFOLIO

     The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,256 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, Japanese small company stocks outperformed Japanese large company stocks. Total returns were 21.55% for the MSCI Japan Index (net-dividends), 29.33% for the MSCI Japan Small Company Index (price-only) and 30.13% for the Japanese Small Company Portfolio. Relative to the MSCI Japan Small Company Index, outperformance of the Portfolio was primarily due to greater exposure to small company stocks with growth characteristics as measured by book-to-market ratios. Stocks with these characteristics returned 33.26% compared to 28.43% for similar stocks in the Index as measured by book-to-market ratio. In addition, the Master Fund's greater exposure to stocks in the $500 million to $1 billion capitalization range contributed to the performance advantage.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

     The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 988 stocks, and assets were allocated among four countries:
Australia (51%), Hong Kong (26%), Singapore (16%), and New Zealand (6%). Country allocations are determined by utilizing the approximate weights of individual countries within a universe of Asia Pacific small company stocks constructed by the Advisor, subject to a weight cap for each country. The allocations do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, Asia Pacific small company stocks lagged large company stocks. Total returns were 15.58% for the MSCI Pacific Rim ex-Japan Index (gross dividends), 14.78% for the MSCI Pacific Rim ex-Japan Small Company Index (price-only) and 8.81% for the Asia Pacific Small Company Portfolio. Relative to the MSCI Pacific Rim ex-Japan Small Company Index, Portfolio underperformance was primarily due to greater exposure to small company stocks with market capitalization under $250 million and country-by-country portfolio composition differences. Stocks under $250 million significantly underperformed the Index and the average weight allocated to this sector was 32% for the Portfolio compared to 1% for the Index. Relative performance was also penalized by less exposure to stocks in Australia and New Zealand, which outperformed the MSCI Pacific Rim ex-Japan Small Company Index, and greater exposure to stocks in Singapore and Hong Kong, which underperformed the Index.

     Note: The Pacific Rim Small Company Portfolio was renamed the Asia Pacific Small Company Portfolio in Septemer, 2005. The Portfolio's investment objective has not changed.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

     The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 592 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 7.72% for the MSCI United Kingdom Index, 12.50% for the MSCI UK Small Company Index (price-only) and 12.35% for the United Kingdom Small Company Portfolio. Relative to the MSCI UK Small Company Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the MSCI UK Small Company Index are not diminished by management and administrative expenses associated with running a live portfolio.

CONTINENTAL SMALL COMPANY PORTFOLIO

     The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,487 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within a universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, European small company stocks outperformed large company stocks. Total returns were 11.53% for the MSCI Europe ex-United Kingdom Index, 18.31% for the MSCI Europe ex-UK Small Cap Index (price-only), and 18.42% for the Continental Small Company Portfolio. Relative to the MSCI Europe ex-UK Small Cap Index (price-only), Portfolio outperformance was primarily due to different security weights among stocks with market capitalization in excess of $1 billion. Among stocks with these size characteristics, total returns were 21.29% for Master Fund holdings compared to 17.34% for constituents of the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 2,525 stocks in 22 developed country markets, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, international small company stocks on average outperformed large company stocks. Total returns were 13.27% for the large company MSCI EAFE Index (net dividends); 20.35% for the MSCI EAFE Small Cap Index (price-only), and 21.75% for the DFA International Small Cap Value Portfolio. Relative to the MSCI EAFE Small Cap Index, outperformance of the Portfolio was primarily due to greater exposure to small company stocks with pronounced value characteristics as measured by book to market ratio. Small company stocks falling in the top 30 percent when ranked by book-to-market ratio outperformed the MSCI EAFE Small Company Index, and the average weight allocated to this range was 69% of the Portfolio compared to 22% for the Index.

EMERGING MARKETS PORTFOLIO

     The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 543 stocks in 17 countries. The Master Fund was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     Target country weights in the Master Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets outperformed developed country stocks. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 30.65% for the Emerging Markets Portfolio. Relative to the MSCI Emerging Markets Index, underperformance of the Portfolio was primarily due to greater exposure to mid and small cap stocks. Stocks with market capitalizations of $10 billion or less underperformed the Index, and average weight allocated to this range was 70% of the Master Fund compared to 51% for the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

     The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,540 stocks in 16 countries. Target country weights in the Master Fund are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Master Fund essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets small company stocks outperformed developed country stocks, but trailed core emerging markets strategies. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 24.27% for the Emerging Markets Small Cap Portfolio. Relative to the MSCI Emerging Markets Index (gross dividends), underperformance of the Portfolio was primarily due to greater exposure to small company stocks. Emerging markets stocks with market capitalizations under $500 million underperformed the MSCI Emerging Markets Index and average weight allocated to this range was 50% for the Master Fund compared to 1% for the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2005

     For the year ended November 30, 2005, short-term interest rates rose while longer-term rates were generally little changed. The Federal Reserve continued its orderly campaign of credit tightening, raising the target rate for federal funds eight times over the last twelve months from 2.00% to 4.00% by November 30, 2005. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 201 basis points during the year ended November 30, 2005, while the yield on 10-year U.S. Treasury notes rose only 14 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                               11/30/04    11/30/05     CHANGE
                                               --------    --------     ------
Three-month LIBOR                                  2.41%       4.42%      83.4%
10-Year U.S. Treasury note yield                   4.36%       4.50%       3.2%

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Source: The Wall Street Journal; Libor data provided by British Bankers' Association.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity. The pattern of returns was "u-shaped", with lower returns for five-year instruments than for three month or longer-term instruments. For the year ended November 30, 2005, total returns were 2.95% for three-month U.S. Treasury bills, 1.41% for five-year U.S. Treasury notes and 7.63% for long-term U.S. government bonds.

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Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. Throughout much of the period under review, weighted average maturities of the Portfolios were positioned toward the longer end of their respective maturity ranges, reflecting upwardly-sloping yield curves in both U.S. and major international bond markets. As curves began to flatten toward the end of the year, average maturities for the Portfolios were shortened.

FIXED INCOME PORTFOLIO PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

     The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented.

     The Master Fund essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Master Fund's assets. The average maturity of the Master Fund shortened significantly during the year under review, from 346 days on November 30, 2004, to 304 days, on November 30, 2005.

     For the year ended November 30, 2005, total returns were 2.24% for the DFA One-Year Fixed Income Portfolio, 2.95% for the Three-Month U.S. Treasury Bill Index, 2.88% for the for the Six-Month U.S. Treasury Index and 2.10% for the Merrill Lynch One-Year U.S. Treasury Index. The Portfolio underperformed the Six-Month U.S. Treasury Index due to its longer duration than the Index. For the year ended November 30, 2005, the average duration of the One-Year Fixed Income Portfolio was 0.81 years compared to 0.47 years for the Six-Month U.S. Treasury Index. Relative to the One-Year U.S. Treasury Index, superior performance of the Portfolio was primarily due to greater exposure to corporate and U.S. government agency instruments.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include, but are not limited to, the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented.

     The average maturity of the Master Fund was shortened considerably from
1.52 years on November 30, 2004 to 1.04 years on November 30, 2005. The Master Fund essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Master Fund's assets. For the year ended November 30, 2005, total returns were 1.77% for the DFA Two-Year Global Fixed Income Portfolio and 1.61% for the Merrill Lynch 1-3 Year Government/Corporate Index. Relative to the Merrill Lynch 1-3 Year Government/Corporate Index, superior performance of the Portfolio was primarily due to differences in duration. The duration of the Master Fund was shortened by 33 percent to 1.01 years while the duration of the Index fluctuated around 1.7 years.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased significantly from 4.16 years on November 30, 2004 to 2.48 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Portfolio's assets. For the year ended November 30, 2005, total returns were 1.02% for the DFA Five-Year Government Portfolio, and 1.62% for the Lehman Intermediate Government Index. Relative to the Lehman Intermediate Government Index, underperformance of the Portfolio was primarily due to greater exposure to instruments in the three to five year maturity range, which underperformed the Index.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from 4.30 years on November 30, 2004 to 3.91 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets.

     For the year ended November 30, 2005, total returns were 2.15% for the DFA Five-Year Global Fixed Income Portfolio, and 2.40% for the Lehman Aggregate Index. Relative to the Lehman Aggregate Index, underperformance of the Portfolio was primarily due to differences in eligible securities. The Index includes mortgage-backed securities and investment grade corporate obligations (including those with longer term maturities) with credit quality ratings below holdings of the Portfolio. During the period under review, mortgage-backed securities and longer-term corporate obligations generally outperformed shorter-term securities.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 6.83 years on November 30, 2004 to 6.43 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets. For the year ended November 30, 2005, total returns were 1.87% for the DFA Intermediate Government Fixed Income Portfolio and 2.60% for the Lehman Government Index. Relative to the Lehman Government Index, Portfolio underperformance was primarily attributable to differences in average maturity. The Lehman Government Index includes U.S. government securities with maturities longer than those in the Portfolio, and longer term government securities outperformed intermediate term government securities during the period under review.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

     The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio shortened from 2.38 years on November 30, 2004 to 1.82 years on November 30, 2005. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of Portfolio assets. For the year ended November 30, 2005, total returns were 0.92% for the Lehman Municipal Three-Year Bond Index, and 1.11% for the Portfolio. Relative to the Lehman Municipal Three-Year Bond Index, superior performance of the Portfolio was primarily due to differences in Portfolio duration. The Portfolio shortened its duration over the period from 2.15 years to 1.67 years while the Index duration fluctuated around 2.6 years.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved.

                       DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

FHLMC     Federal Home Loan Mortgage Corporation
STRIPS    Separate Trading of Registered Interest and Principal of Securities
ADR       American Depositary Receipt
+         See Note B to Financial Statements.
++        Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing Securities.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
## Some of the individual securities in this category include Total or Partial Securities on Loan.
^         Denominated in local currency or the Euro, unless otherwise noted.
^^        Security purchased with cash proceeds from Securities on Loan.
(A)       Face Amount Denominated in U.S. Dollars.
^^^       Face Amount Denominated in Canadian Dollars.
@         Face Amount Denominated in Euro Currency.
~         Face Amount Denominated in Japanese Yen.
~~        Face Amount Denominated in Swedish Krona.
~~~       Face Amount Denominated in Swiss Francs.

FINANCIAL HIGHLIGHTS

(1)       Annualized.
(2)       Non-Annualized.
(3) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(4)       Commencement of Operations.
(5)       Computed using average shares outstanding.
(6) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A       Does not apply to this fund.

ALL STATEMENTS AND SCHEDULES

-         Amounts designated as - are either zero or rounded to zero.
SEC       Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                            06/01/05      11/30/05       RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
U. S. LARGE COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,058.70          0.15%   $      0.77
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.32          0.15%   $      0.76

ENHANCED U.S. LARGE COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,050.00          0.33%   $      1.70
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.41          0.33%   $      1.67

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                           06/01/05      11/30/05        RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
U.S. LARGE CAP VALUE PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,091.40          0.30%   $      1.57
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.56          0.30%   $      1.52

U.S. SMALL XM VALUE PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,110.10          0.46%   $      2.43
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.76          0.46%   $      2.33

U.S. SMALL CAP VALUE PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,118.80          0.55%   $      2.92
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.31          0.55%   $      2.79

U.S. CORE EQUITY 1 PORTFOLIO
Actual Fund Return***                                     $  1,000.00   $  1,022.00          0.23%   $      0.49
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.92          0.23%   $      1.17

U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return***                                     $  1,000.00   $  1,024.00          0.26%   $      0.56
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.76          0.26%   $      1.32

U.S. SMALL CAP PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,117.90          0.40%   $      2.12
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.06          0.40%   $      2.03

U.S. MICRO CAP PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,133.90          0.55%   $      2.94
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.31          0.55%   $      2.79

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,113.90          0.37%   $      1.96
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.21          0.37%   $      1.88

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,112.10          0.37%   $      1.96
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.21          0.37%   $      1.88

INTERNATIONAL CORE EQUITY PORTFOLIO
Actual Fund Return***                                     $  1,000.00   $  1,007.00          0.49%   $      1.04
Hypothetical 5% Annual Return                             $  1,000.00   $  1,022.61          0.49%   $      2.48

INTERNATIONAL SMALL COMPANY PORTFOLIO****
Actual Fund Return                                        $  1,000.00   $  1,134.80          0.64%   $      3.43
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.86          0.64%   $      3.24

JAPANESE SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,198.90          0.68%   $      3.75
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.66          0.68%   $      3.45

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                           06/01/05      11/30/05        RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
ASIA PACIFIC SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,109.90          0.73%   $      3.86
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.41          0.73%   $      3.70

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,097.40          0.69%   $      3.63
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.61          0.69%   $      3.50

CONTINENTAL SMALL COMPANY PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,101.40          0.70%   $      3.69
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.56          0.70%   $      3.55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,123.90          0.74%   $      3.94
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.36          0.74%   $      3.75

EMERGING MARKETS PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,211.60          0.68%   $      3.77
Hypothetical 5% Annual Return                             $  1,000.00   $  1,021.66          0.68%   $      3.45

EMERGING MARKETS SMALL CAP PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,182.10          0.97%   $      5.31
Hypothetical 5% Annual Return                             $  1,000.00   $  1,020.21          0.97%   $      4.91

EMERGING MARKETS CORE EQUITY PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,194.70          0.97%   $      5.34
Hypothetical 5% Annual Return                             $  1,000.00   $  1,020.21          0.97%   $      4.91

DFA ONE-YEAR FIXED INCOME PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,011.10          0.19%   $      0.96
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.12          0.19%   $      0.96

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO**
Actual Fund Return                                        $  1,000.00   $  1,008.60          0.21%   $      1.06
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.02          0.21%   $      1.07

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                        $  1,000.00   $    995.70          0.25%   $      1.25
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.82          0.25%   $      1.27

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,000.20          0.32%   $      1.60
Hypothetical 5% Annual Return                             $  1,000.00   $  1,023.46          0.32%   $      1.62

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Actual Fund Return                                        $  1,000.00   $    988.10          0.15%   $      0.75
Hypothetical 5% Annual Return                             $  1,000.00   $  1,024.32          0.15%   $      0.76

                                                           BEGINNING      ENDING                      EXPENSES
                                                            ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                             VALUE         VALUE        EXPENSE        DURING
                                                           06/01/05      11/30/05        RATIO         PERIOD*
                                                          -----------   -----------   -----------    -----------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return                                        $  1,000.00   $  1,006.30          0.30%   $      1.51
Hypothetical 5% Return                                    $  1,000.00   $  1,023.56          0.30%   $      1.52

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year
      (183), then divided by the days in the year (365) to reflect the half-year period.

** The Portfolio is a Feeder Portfolio. The expenses shown reflect the direct expenses of the Feeder Portfolio and the indirect payment of the Feeder Portfolio's portion of the expenses of the Master Fund.

*** Portfolio commenced operations September 15, 2005. Ending account value derived from fund's actual return since inception. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (77), then divided by the days in the year (365) to reflect the half-year period.

**** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses of the underlying funds in which it invests.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. LARGE COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. LARGE CAP VALUE PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. SMALL XM VALUE PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. SMALL CAP VALUE PORTFOLIO
Affiliated Investment Companies                                             100.0%

U.S. CORE EQUITY 1 PORTFOLIO
Financials                                                                   22.2%
Information Technology                                                       15.1
Consumer Discretionary                                                       13.8
Health Care                                                                  11.7
Industrials                                                                  11.7
Energy                                                                        8.1
Consumer Staples                                                              7.4
Materials                                                                     4.2
Utilities                                                                     3.4
Telecommunication Services                                                    2.4
                                                                         --------
                                                                            100.0%
                                                                         ========

U.S. CORE EQUITY 2 PORTFOLIO
Financials                                                                   26.8%
Consumer Discretionary                                                       14.7
Information Technology                                                       13.6
Industrials                                                                  11.8
Health Care                                                                   9.8
Energy                                                                        8.4
Consumer Staples                                                              5.3
Materials                                                                     4.7
Telecommunication Services                                                    2.7
Utilities                                                                     2.2
                                                                         --------
                                                                            100.0%
                                                                         ========

U.S. SMALL CAP PORFOLIO
Affiliated Investment Companies                                             100.0%

U.S. MICRO CAP PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
REITS                                                                       100.0%

LARGE CAP INTERNATIONAL PORTFOLIO
Financials                                                                   44.9%
Consumer Discretionary                                                        9.4
Industrials                                                                   7.9
Consumer Staples                                                              6.3
Energy                                                                        6.2
Health Care                                                                   5.8
Materials                                                                     5.7
Telecommunication Services                                                    5.6
Information Technology                                                        4.2
Utilities                                                                     3.6
Other                                                                         0.4
                                                                         --------
                                                                            100.0%
                                                                         ========

INTERNATIONAL CORE EQUITY PORTFOLIO
Financials                                                                   35.2%
Consumer Discretionary                                                       14.0
Industrials                                                                  13.7
Materials                                                                     9.2
Consumer Staples                                                              6.4
Information Technology                                                        6.1
Energy                                                                        4.4
Health Care                                                                   3.9
Telecommunication Services                                                    3.1
Utilities                                                                     2.8
Other                                                                         1.2
                                                                         --------
                                                                            100.0%
                                                                         ========

INTERNATIONAL SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

JAPANESE SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

ASIA PACIFIC SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

CONTINENTAL SMALL COMPANY PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Industrials                                                                  24.7%
Financials                                                                   23.9
Consumer Discretionary                                                       20.4
Materials                                                                    12.1
Information Technology                                                        6.9
Consumer Staples                                                              6.1
Energy                                                                        3.2
Health Care                                                                   1.6
Telecommunication Services                                                    0.7
Utilities                                                                     0.3
Other                                                                         0.1
                                                                         --------
                                                                            100.0%
                                                                         ========

EMERGING MARKETS PORTFOLIO
Affiliated Investment Companies                                             100.0%

EMERGING MARKETS SMALL CAP PORTFOLIO
Affiliated Investment Companies                                             100.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
Financials                                                                   20.8%
Materials                                                                    16.7
Industrials                                                                  10.9
Information Technology                                                       10.5
Consumer Discretionary                                                       10.1
Telecommunication Services                                                    8.9
Consumer Staples                                                              8.6
Energy                                                                        4.0
Utilities                                                                     3.8
Health Care                                                                   3.8
Other                                                                         1.9
                                                                         --------
                                                                            100.0%
                                                                         ========

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Affiliated Investment Companies                                             100.0%

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Government                                                                  100.0%

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Foreign Government                                                           50.4%
Corporate                                                                    21.3
Foreign Corporate                                                            13.0
Supranational                                                                 9.8
Government                                                                    5.5
                                                                         --------
                                                                            100.0%
                                                                         ========

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Government                                                                  100.0%

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured                                                                 43.7%
Muni G.O. State                                                              22.5
Muni Revenue                                                                 19.0
Muni G.O. Local                                                              14.8
                                                                         --------
                                                                            100.0%
                                                                         ========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                          U.S. LARGE COMPANY PORTFOLIO

                                                                                                      VALUE+
                                                                                                 ----------------
Investment in The U.S. Large Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                               $  2,088,372,500
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $1,692,353,540)                                             $  2,088,372,500
                                                                                                 ================

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The Enhanced U.S. Large Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                  34,195,961   $    313,576,962
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $276,539,477)                                               $    313,576,962
                                                                                                 ================

                         U.S. LARGE CAP VALUE PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 193,531,833   $  4,046,750,628
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $2,992,881,741)                                             $  4,046,750,628
                                                                                                 ================

                          U.S. SMALL XM VALUE PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Small XM Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                  13,855,199   $    172,635,780
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $134,686,939)                                               $    172,635,780
                                                                                                 ================

                         U.S. SMALL CAP VALUE PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Small Cap Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 290,894,849   $  6,926,206,355
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $4,713,776,671)                                             $  6,926,206,355
                                                                                                 ================

                 See accompanying Notes to Financial Statements.

                          U.S. CORE EQUITY 1 PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
COMMON STOCKS -- (96.6%)
Financials -- (21.5%)
  American Express Co.                                                   6,200   $       318,804               0.3%
  American International Group, Inc.                                    20,300         1,362,942               1.1%
  Bank of America Corp.                                                 33,000         1,514,370               1.2%
  Citigroup, Inc.                                                       41,600         2,019,680               1.7%
  Freddie Mac                                                            5,400           337,230               0.3%
  JPMorgan Chase & Co.                                                  27,400         1,048,050               0.9%
  Merrill Lynch & Co., Inc.                                              7,000           464,940               0.4%
  MetLife, Inc.                                                          6,200           318,928               0.3%
  Morgan Stanley                                                         9,000           504,270               0.4%
  The Goldman Sachs Group, Inc.                                          3,500           451,360               0.4%
  Wachovia Corp.                                                        12,800           683,520               0.6%
  Washington Mutual, Inc.                                                8,600           354,234               0.3%
  Wells Fargo & Co.                                                     10,000           628,500               0.5%
  Other Securities                                                                    17,278,482              13.7%
                                                                                 ---------------   ---------------
Total Financials                                                                      27,285,310              22.1%
                                                                                 ---------------   ---------------
Information Technology -- (14.6%)
 *Cisco Sytems, Inc.                                                    34,000           596,360               0.5%
  Hewlett-Packard Co.                                                   23,600           700,212               0.6%
  Intel Corp.                                                           35,600           949,808               0.8%
  International Business Machines Corp.                                  9,300           826,770               0.7%
  Microsoft Corp.                                                       58,800         1,629,348               1.3%
  Motorola, Inc.                                                        15,500           373,395               0.3%
 *Oracle Corp.                                                          31,300           393,441               0.3%
  Qualcomm, Inc.                                                         8,800           400,136               0.3%
  Texas Instruments, Inc.                                                9,900           321,552               0.3%
 *Yahoo!, Inc.                                                           8,200           329,886               0.3%
  Other Securities                                                                    12,025,240               9.6%
                                                                                 ---------------   ---------------
Total Information Technology                                                          18,546,148              15.0%
                                                                                 ---------------   ---------------
Consumer Discretionary -- (13.4%)
  Disney (Walt) Co.                                                     13,200           329,076               0.3%
 *eBay, Inc.                                                             7,600           340,556               0.3%
  Home Depot, Inc.                                                      12,700           530,606               0.4%
  Time Warner, Inc.                                                     38,100           685,038               0.6%
  Viacom, Inc. Class B                                                  11,100           370,740               0.3%
  Other Securities                                                                    14,706,859              11.8%
                                                                                 ---------------   ---------------
Total Consumer Discretionary                                                          16,962,875              13.7%
                                                                                 ---------------   ---------------
Health Care -- (11.3%)
 *Amgen, Inc.                                                            6,700           542,231               0.5%
 *Genentech, Inc.                                                        6,200           592,844               0.5%
  Johnson & Johnson                                                     16,200         1,000,350               0.8%
  Medtronic, Inc.                                                        6,700           372,319               0.3%
  Pfizer, Inc.                                                          56,000         1,187,200               1.0%
  UnitedHealth Group, Inc.                                               7,400           442,964               0.4%
 *WellPoint, Inc.                                                        5,100           391,833               0.3%
  Other Securities                                                                     9,852,866               7.8%
                                                                                 ---------------   ---------------
Total Health Care                                                                     14,382,607              11.6%
                                                                                 ---------------   ---------------
Industrials -- (11.2%)
  3M Co.                                                                 4,500           353,160               0.3%
  General Electric Co.                                                  57,300         2,046,756               1.7%
  United Technologies Corp.                                              6,000           323,040               0.3%
  Other Securities                                                                    11,490,223               9.2%
                                                                                 ---------------   ---------------
Total Industrials                                                                     14,213,179              11.5%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
Energy -- (7.8%)
  Chevron Corp.                                                         15,800   $       905,498               0.7%
  ConocoPhillips                                                        10,900           659,559               0.5%
  Exxon Mobil Corp.                                                     36,900         2,141,307               1.7%
  Other Securities                                                                     6,172,655               5.1%
                                                                                 ---------------   ---------------
Total Energy                                                                           9,879,019               8.0%
                                                                                 ---------------   ---------------
Consumer Staples -- (7.2%)
  Altria Group, Inc.                                                    11,300           822,527               0.7%
  Coca-Cola Co.                                                         13,800           589,122               0.5%
  PepsiCo, Inc.                                                          9,700           574,240               0.5%
  Procter & Gamble Co.                                                  20,900         1,195,271               1.0%
  Wal-Mart Stores, Inc.                                                 24,300         1,180,008               1.0%
  Other Securities                                                                     4,757,297               3.7%
                                                                                 ---------------   ---------------
Total Consumer Staples                                                                 9,118,465               7.4%
                                                                                 ---------------   ---------------
Materials -- (4.0%)
Total Materials                                                                        5,109,382               4.1%
                                                                                 ---------------   ---------------
Utilities -- (3.3%)
Total Utilities                                                                        4,145,365               3.4%
                                                                                 ---------------   ---------------
Telecommunication Services -- (2.3%)
 *AT&T, Inc.                                                            25,100           625,241               0.5%
  BellSouth Corp.                                                       14,300           389,818               0.3%
  Sprint Nextel Corp.                                                   15,300           383,112               0.3%
  Verizon Communications, Inc.                                          21,000           671,580               0.6%
  Other Securities                                                                       918,108               0.7%
                                                                                 ---------------   ---------------
Total Telecommunication Services                                                       2,987,859               2.4%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                  122,630,209              99.2%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $4,427,000
    FHLMC Notes 4.00%, 09/22/09, valued at $4,338,460)
    to be repurchased at $4,274,461                            $         4,274         4,274,000               3.5%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,395,696)                                                            $   126,904,209             102.7%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                          U.S. CORE EQUITY 2 PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
COMMON STOCKS -- (96.4%)
Financials -- (25.9%)
  AFLAC, Inc.                                                            7,700   $       369,600               0.2%
  Allstate Corp.                                                         8,100           454,410               0.3%
  American International Group, Inc.                                    39,800         2,672,172               1.5%
  Bank of America Corp.                                                 61,400         2,817,646               1.6%
  BB&T Corp.                                                             8,400           357,420               0.2%
  Citigroup, Inc.                                                       77,500         3,762,625               2.1%
  Fannie Mae                                                            10,300           494,915               0.3%
  Freddie Mac                                                           10,700           668,215               0.4%
  Hartford Financial Services Group, Inc.                                4,600           401,902               0.2%
  JPMorgan Chase & Co.                                                  54,300         2,076,975               1.2%
  Lehman Brothers Holdings, Inc.                                         4,100           516,600               0.3%
  Merrill Lynch & Co., Inc.                                             14,100           936,522               0.5%
  MetLife, Inc.                                                         11,800           606,992               0.3%
  Morgan Stanley                                                        16,400           918,892               0.5%
  Prudential Financial, Inc.                                             7,900           611,460               0.3%
  SunTrust Banks, Inc.                                                   5,600           407,344               0.2%
  The Goldman Sachs Group, Inc.                                          6,100           786,656               0.4%
  The St. Paul Travelers Companies, Inc.                                10,500           488,565               0.3%
  U.S. Bancorp                                                          11,900           360,332               0.2%
  Wachovia Corp.                                                        23,800         1,270,920               0.7%
  Washington Mutual, Inc.                                               15,200           626,088               0.4%
  Wells Fargo & Co.                                                     10,900           685,065               0.4%
  Other Securities                                                                    26,233,692              14.2%
                                                                                 ---------------   ---------------
Total Financials                                                                      48,525,008              26.7%
                                                                                 ---------------   ---------------
Consumer Discretionary -- (14.2%)
 *Comcast Corp. Class A                                                 14,800           390,720               0.2%
  Disney (Walt) Co.                                                     21,800           543,474               0.3%
  Home Depot, Inc.                                                      12,200           509,716               0.3%
  News Corp. Class A                                                    28,200           417,642               0.2%
  Time Warner, Inc.                                                     71,700         1,289,166               0.7%
  Viacom, Inc. Class B                                                  18,300           611,220               0.4%
  Other Securities                                                                    22,777,801              12.5%
                                                                                 ---------------   ---------------
Total Consumer Discretionary                                                          26,539,739              14.6%
                                                                                 ---------------   ---------------
Information Technology -- (13.1%)
 *Cisco Sytems, Inc.                                                    27,900           489,366               0.3%
  Hewlett-Packard Co.                                                   44,000         1,305,480               0.7%
  Intel Corp.                                                           27,100           723,028               0.4%
  International Business Machines Corp.                                  7,100           631,190               0.4%
  Microsoft Corp.                                                       35,400           980,934               0.6%
  Other Securities                                                                    20,452,374              11.1%
                                                                                 ---------------   ---------------
Total Information Technology                                                          24,582,372              13.5%
                                                                                 ---------------   ---------------
Industrials -- (11.3%)
  CSX Corp.                                                              6,900           335,616               0.2%
  General Electric Co.                                                  65,000         2,321,800               1.3%
  Honeywell International, Inc.                                          9,800           358,092               0.2%
  Other Securities                                                                    18,131,958               9.9%
                                                                                 ---------------   ---------------
Total Industrials                                                                     21,147,466              11.6%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
Health Care -- (9.4%)
 *Amgen, Inc.                                                            4,200   $       339,906               0.2%
  Johnson & Johnson                                                      7,800           481,650               0.3%
  Pfizer, Inc.                                                          91,800         1,946,160               1.1%
 *WellPoint, Inc.                                                        9,200           706,836               0.4%
  Other Securities                                                                    14,200,974               7.7%
                                                                                 ---------------   ---------------
Total Health Care                                                                     17,675,526               9.7%
                                                                                 ---------------   ---------------
Energy -- (8.1%)
  Chevron Corp.                                                         32,000         1,833,920               1.0%
  ConocoPhillips                                                        21,600         1,307,016               0.7%
  Exxon Mobil Corp.                                                     47,800         2,773,834               1.5%
  Occidental Petroleum Corp.                                             6,000           475,800               0.3%
  Other Securities                                                                     8,792,571               4.8%
                                                                                 ---------------   ---------------
Total Energy                                                                          15,183,141               8.3%
                                                                                 ---------------   ---------------
Consumer Staples -- (5.1%)
  Altria Group, Inc.                                                    14,900         1,084,571               0.6%
  Procter & Gamble Co.                                                  11,300           646,247               0.4%
  Wal-Mart Stores, Inc.                                                 18,800           912,928               0.5%
  Other Securities                                                                     6,987,779               3.8%
                                                                                 ---------------   ---------------
Total Consumer Staples                                                                 9,631,525               5.3%
                                                                                 ---------------   ---------------
Materials -- (4.5%)
Total Materials                                                                        8,418,420               4.6%
                                                                                 ---------------   ---------------
Telecommunication Services -- (2.6%)
 *AT&T, Inc.                                                            51,400         1,280,374               0.7%
  BellSouth Corp.                                                       28,500           776,910               0.5%
  Verizon Communications, Inc.                                          34,800         1,112,904               0.6%
  Other Securities                                                                     1,685,511               0.9%
                                                                                 ---------------   ---------------
Total Telecommunication Services                                                       4,855,699               2.7%
                                                                                 ---------------   ---------------
Utilities -- (2.2%)
Total Utilities                                                                        4,017,075               2.2%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                  180,575,971              99.2%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (3.6%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $7,022,000
    FHLMC Notes 4.00%, 09/22/09, valued at $6,881,560)
    to be repurchased at $6,779,731                            $         6,779         6,779,000               3.7%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $182,818,309)                                                            $   187,354,971             102.9%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                            U.S. SMALL CAP PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Small Cap Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 157,947,812   $  2,642,466,895
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $2,073,793,071)                                             $  2,642,466,895
                                                                                                 ================

                            U.S. MICRO CAP PORTFOLIO

                                                                                   SHARES             VALUE+
                                                                              ----------------   ----------------
Investment in The U.S. Micro Cap Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                 328,697,370   $  3,950,942,387
                                                                                                 ----------------
    Total Investments (100.0%) (Cost $2,627,717,499)                                             $  3,950,942,387
                                                                                                 ================

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES            VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
COMMON STOCKS -- (96.2%)
Real Estate Investment Trusts -- (96.2%)
  Alexandria Real Estate Equities, Inc.                                136,500   $    11,466,000               0.6%
 #AMB Property Corp.                                                   570,500        26,676,580               1.4%
 #Apartment Investment & Management Co. Class A                        639,900        24,783,327               1.3%
  Archstone-Smith Trust                                              1,417,955        59,284,699               3.2%
  Arden Realty Group, Inc.                                             449,000        20,420,520               1.1%
 #AvalonBay Communities, Inc.                                          451,900        41,326,255               2.2%
  Boston Properties, Inc.                                              747,800        56,242,038               3.1%
  BRE Properties, Inc. Class A                                         342,400        15,942,144               0.9%
 #Camden Property Trust                                                348,700        20,573,300               1.1%
  Capital Automotive REIT                                              302,497        11,685,459               0.6%
  CarrAmerica Realty Corp.                                             368,400        13,004,520               0.7%
 #CBL & Associates Properties, Inc.                                    420,700        16,933,175               0.9%
  CenterPoint Properties Trust                                         321,600        14,693,904               0.8%
  Colonial Properties Trust                                            297,756        13,080,421               0.7%
  Crescent Real Estate Equities, Inc.                                  698,200        14,501,614               0.8%
 #Developers Diversified Realty Corp.                                  728,499        33,001,005               1.8%
  Duke Realty Corp.                                                    949,900        32,296,600               1.8%
  Equity Office Properties Trust                                     2,730,263        85,129,600               4.6%
  Equity One, Inc.                                                     490,976        11,665,590               0.6%
  Equity Residential                                                 1,923,850        78,416,126               4.3%
  Essex Property Trust, Inc.                                           147,800        13,553,260               0.7%
  Federal Realty Investment Trust                                      353,000        22,231,940               1.2%
  First Industrial Realty Trust, Inc.                                  288,000        11,707,200               0.6%
  General Growth Properties, Inc.                                    1,596,700        72,841,454               4.0%
  Global Signal, Inc.                                                  458,700        19,884,645               1.1%
  Hospitality Properties Trust                                         467,400        19,252,206               1.0%
 #Host Marriott Corp.                                                2,368,200        42,390,780               2.3%
  HRPT Properties Trust                                              1,363,800        14,919,972               0.8%
  Kilroy Realty Corp.                                                  190,700        11,747,120               0.6%
 #Kimco Realty Corp.                                                 1,520,700        47,826,015               2.6%
  Liberty Property Trust                                               585,400        24,856,084               1.4%
  Macerich Co.                                                         400,000        27,192,000               1.5%
  Mack-Cali Realty Corp.                                               414,300        18,299,631               1.0%
  Mills Corp.                                                          370,200        15,881,580               0.9%
  New Plan Excel Realty Trust                                          684,000        16,333,920               0.9%
  Pan Pacific Retail Properties, Inc.                                  268,631        18,078,866               1.0%
  Prentiss Properties Trust                                            293,700        12,041,700               0.7%
  ProLogis                                                           1,630,800        73,973,088               4.0%
 #Public Storage, Inc.                                                 852,300        60,172,380               3.3%
  Realty Income Corp.                                                  509,300        11,530,552               0.6%
  Reckson Associates Realty Corp.                                      536,501        19,705,682               1.1%
  Regency Centers Corp.                                                419,000        24,322,950               1.3%
  Shurgard Storage Centers, Inc. Class A                               308,800        18,070,976               1.0%
 #Simon Property Group, Inc.                                         1,482,197       114,588,650               6.2%
  SL Green Realty Corp.                                                276,100        20,389,985               1.1%
  Taubman Centers, Inc.                                                334,700        11,721,194               0.6%
 #Trizec Properties, Inc.                                            1,024,100        23,021,768               1.3%
  United Dominion Realty Trust, Inc.                                   905,300        20,269,667               1.1%
  Vornado Realty Trust                                                 835,400        71,301,390               3.9%
  Weingarten Realty Investors                                          588,900        22,242,753               1.2%
##Other Securities                                                                   319,409,703              17.6%
                                                                                 ---------------   ---------------
Total Common Stocks                                                                 1,820,881,98              99.1%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT                            PERCENTAGE
                                                                    (000)                 VALUE+   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
TEMPORARY CASH INVESTMENTS -- (3.8%)
^^ Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
     12/01/05 (Collateralized by $59,525,000 U.S. Treasury
     Note 4.50%, 11/15/10, valued at $59,891,952)
     to be repurchased at $58,723,243                          $        58,717   $    58,716,800               3.2%
   Repurchase Agreement, PNC Capital Markets, Inc.
     3.88%, 12/01/05 (Collateralized by $13,386,000
     FHLMC Notes 4.00%, 09/22/09, valued at $13,118,280)
     to be repurchased at $12,925,393                                   12,924        12,924,000               0.7%
                                                                                 ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                      71,640,800               3.9%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,320,370,343)                                                         $  1,892,522,78             103.0%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
JAPAN -- (24.2%)
COMMON STOCKS -- (24.2%)
  Canon, Inc.                                                           83,000   $     4,656,761               0.4%
  Mitsubishi UFJ Financial Group, Inc.                                     729         9,164,149               0.8%
  Mizuho Financial Group, Inc.                                             983         6,900,333               0.6%
  Nippon Telegraph & Telephone Corp.                                     2,177         9,774,905               0.9%
  NTT Docomo, Inc.                                                       6,017         9,354,096               0.8%
 *Resona Holdings, Inc.                                                  1,412         4,536,348               0.4%
  Sumitomo Mitsui Financial Group, Inc.                                    483         4,537,377               0.4%
  Takeda Pharmaceutical Co., Ltd.                                       87,900         4,814,775               0.4%
  Toyota Motor Credit Corp.                                            274,900        13,275,692               1.2%
##Other Securities                                                                   215,195,459              19.2%
                                                                                 ---------------   ---------------
TOTAL -- JAPAN                                                                       282,209,895              25.1%
                                                                                 ---------------   ---------------
UNITED KINGDOM -- (23.0%)
COMMON STOCKS -- (23.0%)
  Anglo America P.L.C.                                                 157,976         4,944,205               0.4%
  AstraZeneca P.L.C.                                                   170,638         7,836,099               0.7%
  Barclays P.L.C.                                                      720,934         7,322,088               0.7%
  BP P.L.C.                                                          2,255,040        24,758,373               2.2%
  British American Tobacco P.L.C.                                      273,139         5,929,016               0.5%
  Diageo P.L.C.                                                        314,077         4,519,908               0.4%
  Glaxosmithkline P.L.C.                                               622,483        15,383,811               1.4%
  HBOS P.L.C.                                                          431,353         6,487,479               0.6%
  HSBC Holdings P.L.C.                                               1,242,796        19,834,931               1.8%
  Lloyds TSB Group P.L.C.                                              628,751         5,092,220               0.5%
  Rio Tinto P.L.C.                                                     114,511         4,633,440               0.4%
  Royal Bank of Scotland Group P.L.C.                                  354,551        10,083,596               0.9%
  Royal Dutch Shell P.L.C. Series B                                    292,404         9,430,751               0.8%
  Tesco P.L.C.                                                         866,339         4,526,649               0.4%
  Vodafone Group P.L.C.                                              6,964,169        14,984,012               1.3%
  Other Securities                                                                   121,599,083              10.8%
                                                                                 ---------------   ---------------
TOTAL -- UNITED KINGDOM                                                              267,365,661              23.8%
                                                                                 ---------------   ---------------
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
  AXA SA                                                               150,101         4,507,770               0.4%
  BNP Paribas SA                                                        82,201         6,477,476               0.6%
  France Telecom SA                                                    231,887         5,782,734               0.5%
  L'Oreal                                                               64,016         4,613,599               0.4%
  Sanofi-Aventis                                                       107,019         8,606,912               0.8%
  Total SA                                                              56,938        14,205,504               1.3%
##Other Securities                                                                    60,522,393               5.3%
                                                                                 ---------------   ---------------
TOTAL -- FRANCE                                                                      104,716,388               9.3%
                                                                                 ---------------   ---------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
  Credit Suisse Group                                                  121,711         5,904,171               0.5%
  Nestle SA, Cham und Vevey                                             40,945        12,089,905               1.1%
  Novartis AG                                                          236,286        12,349,221               1.1%
  Roche Holding AG Genusschein                                          68,950        10,319,756               0.9%
  UBS AG                                                               104,483         9,613,765               0.9%
  Other Securities                                                                    28,572,685               2.5%
                                                                                 ---------------   ---------------
TOTAL -- SWITZERLAND                                                                  78,849,503               7.0%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
GERMANY -- (6.6%)
COMMON STOCKS -- (6.6%)
  Allianz AG                                                            36,680   $     5,324,372               0.5%
  Deutsche Bank AG                                                      50,797         4,953,421               0.4%
  Deutsche Telekom AG                                                  354,516         5,887,613               0.5%
  E.ON AG                                                               64,274         6,114,663               0.5%
  SAP AG (Systeme Anwendungen Produkte in der
    Datenverarbeitung)                                                  25,996         4,693,109               0.4%
  Siemens AG                                                            81,983         6,202,265               0.6%
##Other Securities                                                                    44,227,469               4.0%
                                                                                 ---------------   ---------------
TOTAL -- GERMANY                                                                      77,402,912               6.9%
                                                                                 ---------------   ---------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  BHP Billiton, Ltd.                                                   360,962         5,796,038               0.5%
##Other Securities                                                                    51,767,096               4.6%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                   57,563,134               5.1%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        11,719               0.0%
                                                                                 ---------------   ---------------
TOTAL -- AUSTRALIA                                                                    57,574,853               5.1%
                                                                                 ---------------   ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  ABN AMRO Holding NV                                                  189,858         4,667,557               0.4%
  ING Groep NV                                                         219,463         7,089,772               0.6%
  Royal Dutch Shell P.L.C. Series A                                    419,075        12,905,561               1.1%
##Other Securities                                                                    26,813,317               2.5%
                                                                                 ---------------   ---------------
TOTAL -- NETHERLANDS                                                                  51,476,207               4.6%
                                                                                 ---------------   ---------------
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
  Banco Santander Central Hispanoamerica SA                            566,687         7,180,342               0.6%
  Telefonica de Espana SA                                              405,073         5,972,800               0.5%
##Other Securities                                                                    26,563,800               2.4%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                   39,716,942               3.5%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         1,617               0.0%
                                                                                 ---------------   ---------------
TOTAL -- SPAIN                                                                        39,718,559               3.5%
                                                                                 ---------------   ---------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
  Eni SpA                                                              248,117         6,723,062               0.6%
##Other Securities                                                                    30,329,367               2.7%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                   37,052,429               3.3%
                                                                                 ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                        20,008               0.0%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           154               0.0%
                                                                                 ---------------   ---------------
TOTAL -- ITALY                                                                        37,072,591               3.3%
                                                                                 ---------------   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
  Telefon AB L.M. Ericsson Series B                                  1,508,800         4,900,182               0.4%
##Other Securities                                                                    20,249,488               1.8%
                                                                                 ---------------   ---------------
TOTAL -- SWEDEN                                                                       25,149,670               2.2%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
##Other Securities                                                               $    20,777,901               1.8%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        23,460               0.0%
                                                                                 ---------------   ---------------
TOTAL -- HONG KONG                                                                    20,801,361               1.8%
                                                                                 ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
  Nokia Oyj                                                            422,721         7,205,019               0.7%
##Other Securities                                                                     8,329,617               0.7%
                                                                                 ---------------   ---------------
TOTAL -- FINLAND                                                                      15,534,636               1.4%
                                                                                 ---------------   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                    11,519,115               1.0%
                                                                                 ---------------   ---------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                     9,899,663               0.9%
                                                                                 ---------------   ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
##Other Securities                                                                     8,877,957               0.8%
                                                                                 ---------------   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                     7,646,527               0.7%
                                                                                 ---------------   ---------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                     7,324,049               0.6%
                                                                                 ---------------   ---------------
GREECE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                                     5,443,333               0.5%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        14,633               0.0%
                                                                                 ---------------   ---------------
TOTAL -- GREECE                                                                        5,457,966               0.5%
                                                                                 ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                     3,858,722               0.3%
                                                                                 ---------------   ---------------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                     3,484,980               0.3%
                                                                                 ---------------   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                     3,040,783               0.3%
                                                                                 ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                     1,804,205               0.2%
                                                                                 ---------------   ---------------

                                                                    FACE                             PERCENTAGE
                                                                   AMOUNT                VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $2,211,263 U.S. STRIPS, 11/15/10,
    valued at $1,794,858) to be repurchased at $1,759,665      $         1,759   $     1,759,472               0.1%
^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $45,912,961 U.S. STRIPS,
    maturities ranging from 02/15/09 to 02/15/13, valued
    at $38,760,000) to be repurchased at $38,004,191                    38,000        38,000,000               3.4%
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $3,720,000
    FHLMC Notes 4.00%, 09/22/09, valued at $3,645,600)
    to be repurchased at $3,591,387                                      3,591         3,591,000               0.3%
                                                                                 ---------------   ---------------
  TOTAL TEMPORARY CASH INVESTMENTS                                                    43,350,472               3.8%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $953,163,493)                                                           $  1,164,136,67             103.4%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                       INTERNATIONAL CORE EQUITY PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
JAPAN -- (23.8%)
COMMON STOCKS -- (23.8%)
  Matsushita Electric Industrial Co., Ltd.                              27,000   $       542,703               0.4%
  Millea Holdings, Inc.                                                     19           312,705               0.3%
  Other Securities                                                                    28,458,688              23.5%
                                                                                 ---------------   ---------------
TOTAL -- JAPAN                                                                        29,314,096              24.2%
                                                                                 ---------------   ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                  16,495           516,247               0.4%
  Aviva P.L.C.                                                          26,589           314,473               0.3%
  BAE Systems P.L.C.                                                    45,882           267,531               0.2%
  HBOS P.L.C.                                                           47,076           708,015               0.6%
  O2 P.L.C.                                                             91,178           307,721               0.3%
  Royal Bank of Scotland Group P.L.C.                                   31,358           891,836               0.7%
  Royal Dutch Shell P.L.C. Series B                                     17,550           566,031               0.5%
  Tesco P.L.C.                                                          63,634           332,490               0.3%
  Other Securities                                                                    15,223,810              12.5%
                                                                                 ---------------   ---------------
TOTAL -- UNITED KINGDOM                                                               19,128,154              15.8%
                                                                                 ---------------   ---------------
UNITED STATES -- (13.6%)
COMMON STOCKS -- (13.6%)
 *Allianz AG ADR                                                        27,900           404,550               0.3%
 *Axa ADR                                                               14,100           423,564               0.3%
 *Bank of Ireland P.L.C. ADR                                             5,600           350,280               0.3%
 *Barclays P.L.C. ADR                                                   18,200           742,014               0.6%
  BP P.L.C. ADR                                                          9,600           632,064               0.5%
 *Credit Suisse Group ADR                                               14,200           688,558               0.6%
 *DaimlerChrysler AG ADR                                                 9,000           452,610               0.4%
 *Deutsche Bank AG ADR                                                   4,000           389,680               0.3%
 *Deutsche Telekom AG ADR                                               22,100           366,639               0.3%
 *E.ON AG ADR                                                           13,800           436,770               0.4%
  Glaxosmithkline P.L.C. ADR                                             6,300           312,291               0.3%
  HSBC Holdings P.L.C. ADR                                              14,900         1,191,106               1.0%
 *ING Groep NV ADR                                                      14,200           459,228               0.4%
 *Koninklijke Philips Electronics NV ADR                                12,000           335,280               0.3%
 *Lloyds TSB Group P.L.C. ADR                                           11,300           368,719               0.3%
 *Novartis AG ADR                                                        6,600           345,840               0.3%
 *Repsol SA ADR                                                         10,300           304,056               0.2%
 *Sanofi-Aventis ADR                                                    16,100           647,381               0.5%
 *Siemens AG ADR                                                         3,800           287,166               0.2%
  Sony Corp. ADR                                                        11,200           414,512               0.3%
Total Petroleum SA ADR                                                   2,300           286,787               0.2%
Toyota Motor Credit Corp. ADR                                            5,300           512,775               0.4%
 *UBS AG ADR                                                             8,800           808,896               0.7%
 *Vivendi Universal SA ADR                                              10,100           292,395               0.2%
  Vodafone Group P.L.C. ADR                                             63,700         1,372,735               1.1%
  Other Securities                                                                     3,898,346               3.4%
                                                                                 ---------------   ---------------
TOTAL -- UNITED STATES                                                                16,724,242              13.8%
                                                                                 ---------------   ---------------
CANADA -- (6.8%)
COMMON STOCKS -- (6.8%)
  Manulife Financial Corp.                                               6,800           391,394               0.3%
  Other Securities                                                                     7,992,530               6.6%
                                                                                 ---------------   ---------------
TOTAL -- CANADA                                                                        8,383,924               6.9%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
FRANCE -- (5.3%)
COMMON STOCKS -- (5.3%)
  BNP Paribas SA                                                         7,046   $       555,228               0.5%
  Compagnie de Saint-Gobain                                              5,612           323,655               0.3%
  LaFarge SA                                                             3,392           289,869               0.2%
  Societe Generale Paris                                                 2,951           349,939               0.3%
  Other Securities                                                                     4,948,998               4.0%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                    6,467,689               5.3%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           560               0.0%
                                                                                 ---------------   ---------------
TOTAL -- FRANCE                                                                        6,468,249               5.3%
                                                                                 ---------------   ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  Australia & New Zealand Banking Group, Ltd.                           17,224           302,890               0.2%
  Commonwealth Bank of Australia                                        11,790           363,146               0.3%
  National Australia Bank, Ltd.                                         18,444           439,398               0.4%
  Other Securities                                                                     4,572,986               3.8%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                    5,678,420               4.7%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         1,585               0.0%
                                                                                 ---------------   ---------------
TOTAL -- AUSTRALIA                                                                     5,680,005               4.7%
                                                                                 ---------------   ---------------
SWITZERLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
  Nestle SA, Cham und Vevey                                              1,703           502,848               0.4%
  Roche Holding AG Genusschein                                           2,084           311,913               0.3%
  Swiss Reinsurance Co., Zurich                                          3,888           286,227               0.2%
  Zurich Financial SVCS AG                                               2,626           533,625               0.4%
  Other Securities                                                                     3,393,874               2.9%
                                                                                 ---------------   ---------------
TOTAL -- SWITZERLAND                                                                   5,028,487               4.2%
                                                                                 ---------------   ---------------
GERMANY -- (3.3%)
COMMON STOCKS -- (3.3%)
  Other Securities                                                                     4,037,051               3.3%
                                                                                 ---------------   ---------------
ITALY -- (2.7%)
COMMON STOCKS -- (2.7%)
  Other Securities                                                                     3,387,023               2.8%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                            18               0.0%
                                                                                 ---------------   ---------------
TOTAL -- ITALY                                                                         3,387,041               2.8%
                                                                                 ---------------   ---------------
SPAIN -- (2.5%)
COMMON STOCKS -- (2.5%)
  Banco Santander Central Hispanoamerica SA                             67,983           861,395               0.7%
  Other Securities                                                                     2,212,483               1.8%
                                                                                 ---------------   ---------------
TOTAL COMMON STOCKS                                                                    3,073,878               2.5%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           589               0.0%
                                                                                 ---------------   ---------------
TOTAL -- SPAIN                                                                         3,074,467               2.5%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                        SHARES           VALUE++   OF NET ASSETS**
                                                               ---------------   ---------------   ---------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities                                                               $     2,889,561               2.4%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         3,095               0.0%
                                                                                 ---------------   ---------------
TOTAL -- HONG KONG                                                                     2,892,656               2.4%
                                                                                 ---------------   ---------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
  Other Securities                                                                     2,690,498               2.2%
                                                                                 ---------------   ---------------
NETHERLANDS -- (2.2%)
COMMON STOCKS -- (2.2%)
  Aegon NV                                                              19,577           309,575               0.3%
  Other Securities                                                                     2,350,980               1.9%
                                                                                 ---------------   ---------------
TOTAL -- NETHERLANDS                                                                   2,660,555               2.2%
                                                                                 ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
  Other Securities                                                                     1,590,224               1.3%
                                                                                 ---------------   ---------------
SINGAPORE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                     1,467,567               1.2%
                                                                                 ---------------   ---------------
GREECE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                     1,319,423               1.1%
                                                                                 ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         6,149               0.0%
                                                                                 ---------------   ---------------
TOTAL -- GREECE                                                                        1,325,572               1.1%
                                                                                 ---------------   ---------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                     1,236,163               1.0%
                                                                                 ---------------   ---------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
  Other Securities                                                                     1,055,010               0.9%
                                                                                 ---------------   ---------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
  CRH P.L.C.                                                            11,764           310,364               0.3%
  Other Securities                                                                       670,931               0.5%
                                                                                 ---------------   ---------------
TOTAL -- IRELAND                                                                         981,295               0.8%
                                                                                 ---------------   ---------------
NORWAY -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                       969,933               0.8%
                                                                                 ---------------   ---------------
AUSTRIA -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                       747,589               0.6%
                                                                                 ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                       494,736               0.4%
                                                                                 ---------------   ---------------

                                                                                                     PERCENTAGE
                                                                                         VALUE++   OF NET ASSETS**
                                                                                 ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                               $       215,213               0.2%
                                                                                 ---------------   ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $3,527,000
    FHLMC Notes 4.00%, 09/22/09, valued at $3,456,460)
    to be repurchased at $3,405,367                            $         3,405         3,405,000               2.8%
                                                                                 ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $121,562,232)                                                            $   122,957,727             101.4%
                                                                                 ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investments in Affiliated Investment Companies (100.0%)
  Investment in The Japanese Small Company Series of
    The DFA Investment Trust Company (34.0%)                                                $    926,011,518
  Investment in The Continental Small Company Series of
    The DFA Investment Trust Company (32.1%)                                                     874,976,233
  Investment in The United Kingdom Small Company Series of
    The DFA Investment Trust Company (21.6%)                                                     587,325,687
  Investment in The Asia Pacific Small Company Series of
    The DFA Investment Trust Company (12.3%)                                                     336,258,954
                                                                                            ----------------
    Total Affiliated Investment Companies (Cost $2,087,762,813)                                2,724,572,392
                                                                                            ----------------

                                                                                   FACE
                                                                                  AMOUNT
                                                                                 --------
                                                                                   (000)
Temporary Cash Investments (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
   12/01/05 (Collateralized by $479,000 FHLMC Notes 4.00%, 09/22/09,
   valued at $469,420) to be repurchased at $462,050 (Cost $462,000)             $    462            462,000
                                                                                            ----------------
    Total Investments (100.0%) (Cost $2,088,224,813)                                        $  2,725,034,392
                                                                                            ================

                        JAPANESE SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $    170,021,655
                                                                                            ----------------
    Total Investments (100.0%) (Cost $252,668,083)                                          $    170,021,655
                                                                                            ================

                      ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $     38,919,708
                                                                                            ----------------
    Total Investments (100.0%) (Cost $62,833,946)                                           $     38,919,708
                                                                                            ================

                 See accompanying Notes to Financial Statements.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $     20,577,575
                                                                                            ----------------
    Total Investments (100.0%) (Cost $13,377,067)                                           $     20,577,575
                                                                                            ================

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                                 VALUE+
                                                                                            ----------------
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company (Affiliated Investment Company)                          $     52,069,031
                                                                                            ----------------
    Total Investments (100.0%) (Cost $36,669,883)                                           $     52,069,031
                                                                                            ================

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
JAPAN -- (27.2%)
COMMON STOCKS -- (27.2%)
 #Eighteenth Bank, Ltd.                                              2,094,000   $    13,785,110                0.3%
##Other Securities                                                                 1,255,641,755               30.4%
                                                                                 ---------------    ---------------
TOTAL -- JAPAN                                                                     1,269,426,865               30.7%
                                                                                 ---------------    ---------------
UNITED KINGDOM -- (20.8%)
COMMON STOCKS -- (20.8%)
  AGA Food Service Group P.L.C.                                      2,647,982        13,351,709                0.3%
  Bellway P.L.C.                                                     1,861,474        33,061,826                0.8%
  Bodycote International P.L.C.                                      5,895,654        22,306,882                0.6%
  Bovis Homes Group P.L.C.                                           1,957,610        24,513,006                0.6%
  Brixton P.L.C.                                                     2,762,821        19,255,830                0.5%
  Capital & Regional P.L.C.                                          1,412,913        20,316,312                0.5%
  De Vere Group P.L.C.                                               1,217,742        13,954,094                0.3%
  Derwent Valley Holdings P.L.C.                                     1,077,248        25,853,651                0.6%
  DS Smith P.L.C.                                                    7,255,579        18,845,183                0.5%
 *Easyjet P.L.C.                                                     2,217,691        12,590,957                0.3%
  Great Portland Estates P.L.C.                                      3,192,821        21,984,406                0.5%
  Greene King P.L.C.                                                 2,436,932        29,229,031                0.7%
 *Henderson Group P.L.C.                                            18,519,470        20,344,034                0.5%
  Hiscox P.L.C.                                                      7,802,632        29,086,939                0.7%
  London Merchant Securities P.L.C.                                  6,208,682        25,172,548                0.6%
  Luminar P.L.C.                                                     1,524,712        12,970,832                0.3%
  McCarthy & Stone P.L.C.                                            1,296,922        14,118,138                0.4%
  Redrow P.L.C.                                                      1,983,269        16,648,337                0.4%
  Shaftesbury P.L.C.                                                 2,694,264        18,578,527                0.5%
  Stanley Leisure P.L.C.                                             1,158,918        13,212,814                0.3%
  Unite Group P.L.C.                                                 2,059,872        12,596,454                0.3%
  Westbury P.L.C.                                                    2,472,091        23,413,452                0.6%
  Wetherspoon (J.D.) P.L.C.                                          2,238,482        12,530,884                0.3%
  Wolverhampton & Dudley Breweries P.L.C.                            1,180,999        25,475,977                0.6%
  Workspace Group P.L.C.                                             3,299,297        16,762,023                0.4%
##Other Securities                                                                   473,421,842               11.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  969,595,688               23.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       188,303                0.0%
                                                                                 ---------------    ---------------
TOTAL -- UNITED KINGDOM                                                              969,783,991               23.5%
                                                                                 ---------------    ---------------
AUSTRALIA -- (6.1%)
COMMON STOCKS -- (6.1%)
  Adelaide Brighton, Ltd.                                            7,912,846        11,964,814                0.3%
 #Downer EDI, Ltd.                                                   2,786,771        14,207,465                0.4%
  Futuris Corp., Ltd.                                               10,402,298        15,103,684                0.4%
  Iluka Resources, Ltd.                                              2,571,650        14,946,013                0.4%
##Other Securities                                                                   227,209,329                5.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  283,431,305                6.9%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                     1,994,635                0.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         3,785                0.0%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRALIA                                                                   285,429,725                6.9%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SWITZERLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
  Baloise-Holding AG                                                   316,202   $    16,825,888                0.4%
 *Converium Holding AG                                               2,307,873        22,139,764                0.5%
 *PSP Swiss Property AG                                                407,993        17,382,753                0.4%
##Other Securities                                                                   133,791,292                3.3%
                                                                                 ---------------    ---------------
TOTAL -- SWITZERLAND                                                                 190,139,697                4.6%
                                                                                 ---------------    ---------------
GERMANY -- (3.6%)
COMMON STOCKS -- (3.6%)
  Bilfinger & Berger Bau AG                                            338,251        15,143,892                0.4%
  Salzgitter AG                                                        412,500        20,646,812                0.5%
##Other Securities                                                                   129,864,565                3.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  165,655,269                4.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        25,537                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GERMANY                                                                     165,680,806                4.0%
                                                                                 ---------------    ---------------
SWEDEN -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Boliden AB                                                         2,968,050        18,571,652                0.5%
  Castellum AB                                                         334,800        12,180,679                0.3%
 *JM AB                                                                301,800        13,139,956                0.3%
 #Kungsleden AB                                                        587,400        17,089,063                0.4%
  Trelleborg AB Series B                                               964,000        15,961,576                0.4%
##Other Securities                                                                    82,743,668                2.0%
                                                                                 ---------------    ---------------
TOTAL -- SWEDEN                                                                      159,686,594                3.9%
                                                                                 ---------------    ---------------
FRANCE -- (3.4%)
COMMON STOCKS -- (3.4%)
  Nexans SA                                                            275,350        12,995,507                0.3%
 #SCOR SA                                                            6,524,387        13,169,393                0.3%
##Other Securities                                                                   132,377,347                3.3%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  158,542,247                3.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       948,593                0.0%
                                                                                 ---------------    ---------------
TOTAL -- FRANCE                                                                      159,490,840                3.9%
                                                                                 ---------------    ---------------
FINLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
 #Huhtamaki Oyj                                                      1,251,450        19,185,590                0.5%
  Rautaruukki Oyj Series K                                           1,251,410        25,466,138                0.6%
##Other Securities                                                                    83,715,116                2.0%
                                                                                 ---------------    ---------------
TOTAL -- FINLAND                                                                     128,366,844                3.1%
                                                                                 ---------------    ---------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
##Other Securities                                                                   119,898,041                2.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         8,783                0.0%
                                                                                 ---------------    ---------------
TOTAL -- HONG KONG                                                                   119,906,824                2.9%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
NETHERLANDS -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Buhrmann NV                                                        1,304,396   $    17,229,187                0.4%
*#Hagemeyer NV                                                       6,428,514        17,763,379                0.4%
  Oce NV                                                             1,016,498        14,470,065                0.4%
##Other Securities                                                                    70,188,544                1.7%
                                                                                 ---------------    ---------------
TOTAL -- NETHERLANDS                                                                 119,651,175                2.9%
                                                                                 ---------------    ---------------
ITALY -- (2.0%)
COMMON STOCKS -- (2.0%)
##Other Securities                                                                    91,202,901                2.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        13,364                0.0%
                                                                                 ---------------    ---------------
TOTAL -- ITALY                                                                        91,216,265                2.2%
                                                                                 ---------------    ---------------
SINGAPORE -- (1.6%)
COMMON STOCKS -- (1.6%)
##Other Securities                                                                    74,213,688                1.8%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       102,424                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SINGAPORE                                                                    74,316,112                1.8%
                                                                                 ---------------    ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
*#Ocean Rig ASA                                                      1,123,849        12,054,619                0.3%
##Other Securities                                                                    53,004,437                1.3%
                                                                                 ---------------    ---------------
TOTAL -- NORWAY                                                                       65,059,056                1.6%
                                                                                 ---------------    ---------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
 #Cofinimmo SA                                                          85,231        13,240,124                0.3%
##Other Securities                                                                    51,289,021                1.3%
                                                                                 ---------------    ---------------
TOTAL -- BELGIUM                                                                      64,529,145                1.6%
                                                                                 ---------------    ---------------
GREECE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                    54,939,048                1.3%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        86,972                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GREECE                                                                       55,026,020                1.3%
                                                                                 ---------------    ---------------
SPAIN -- (1.1%)
COMMON STOCKS -- (1.1%)
##Other Securities                                                                    48,998,493                1.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       200,885                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SPAIN                                                                        49,199,378                1.2%
                                                                                 ---------------    ---------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
##Other Securities                                                                    37,090,834                0.9%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
AUSTRIA -- (0.7%)
COMMON STOCKS -- (0.7%)
  Boehler-Uddeholm AG                                                   83,224   $    13,541,042                0.3%
##Other Securities                                                                    21,333,607                0.5%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRIA                                                                      34,874,649                0.8%
                                                                                 ---------------    ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                    33,468,737                0.8%
                                                                                 ---------------    ---------------
NEW ZEALAND -- (0.5%)
COMMON STOCKS -- (0.5%)
##Other Securities                                                                    22,799,778                0.6%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         3,944                0.0%
                                                                                 ---------------    ---------------
TOTAL -- NEW ZEALAND                                                                  22,803,722                0.6%
                                                                                 ---------------    ---------------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                    12,228,269                0.3%
                                                                                 ---------------    ---------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                     9,224,777                0.2%
                                                                                 ---------------    ---------------
MALAYSIA -- (0.0%)
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                         1,682                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                    (000)
                                                               ---------------
TEMPORARY CASH INVESTMENTS -- (11.6%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $11,660,100 U.S. STRIPS, 02/15/09,
    valued at $10,150,065) to be repurchased at $9,951,044     $         9,950         9,949,952                0.2%
^^Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $205,792,000 U.S. Treasury
    Bill 3.76%, 01/05/06; U.S. Treasury Bond 7.25%,
    08/15/22; & U.S. Treasury Note 2.25%, 04/30/06,
    valued at $239,700,439) to be repurchased at
    $235,025,915                                                       235,000       235,000,000                5.7%
^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $522,616,681 U.S. STRIPS,
    rates ranging from 0% to 8.875%, maturities ranging
    from 05/15/06 to 11/15/27, valued at $297,840,000) to
    be repurchased at $292,032,201                                     292,000       292,000,000                7.1%
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $6,092,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $5,970,160) to be
    repurchased at $5,881,634                                            5,881         5,881,000                0.2%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     542,830,952               13.2%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,744,849,306)                                                          $ 4,659,432,959              112.9%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                           EMERGING MARKETS PORTFOLIO

                                                                             VALUE+
                                                                         ---------------
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company (Affiliated Investment Company)       $ 1,805,850,468
                                                                         ---------------
    Total Investments (100.0%) (Cost $1,161,035,034)                     $ 1,805,850,468
                                                                         ===============

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                             VALUE+
                                                                         ---------------
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company (Affiliated Investment Company)       $   482,575,967
                                                                         ---------------
    Total Investments (100.0%) (Cost $387,481,445)                       $   482,575,967
                                                                         ===============

                 See accompanying Notes to Financial Statements.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
UNITED STATES -- (16.2%)
COMMON STOCKS -- (16.1%)
  America Movil S.A. de C.V. ADR                                        83,920   $     2,410,182                1.1%
  AngloGold Ashanti, Ltd. ADR                                           34,247         1,442,141                0.7%
  Banco Bradesco SA ADR                                                 34,900         2,142,860                1.0%
  Banco Itau Holding Financeira SA ADR                                  76,000         1,927,360                0.9%
  Cemex S.A. de C.V. ADR                                                59,366         3,342,306                1.5%
  Companhia Energetica de Minas Gerais SA ADR                           25,778         1,047,618                0.5%
  Companhia Siderurgica Nacional SA ADR                                 42,800           891,524                0.4%
  Fomento Economico Mexicano S.A. de C.V. ADR                           20,940         1,423,711                0.7%
  Gerdau SA ADR                                                         61,100           901,225                0.4%
  Grupo Televisia S.A. de C.V. ADR                                      14,030         1,113,982                0.5%
 *Kookmin Bank Sponsored ADR                                            13,040           860,510                0.4%
  POSCO Sponsored ADR                                                   17,600           875,776                0.4%
  Tele Norte Leste Participacoes SA ADR                                 46,700           868,620                0.4%
  Telefonos de Mexico S.A. de C.V. ADR                                 106,300         2,384,309                1.1%
  Teva Pharmaceutical Industries, Ltd. ADR                              71,292         2,914,417                1.3%
  Vale do Rio Doce Companhia ADR                                        38,800         1,468,192                0.7%
  Other Securities                                                                     9,278,280                4.2%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   35,293,013               16.2%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                        66,640                0.0%
                                                                                 ---------------    ---------------
TOTAL -- UNITED STATES                                                                35,359,653               16.2%
                                                                                 ---------------    ---------------
TAIWAN -- (12.0%)
COMMON STOCKS -- (12.0%)
  Au Optronics Corp.                                                   583,650           832,866                0.4%
  Taiwan Semiconductor Manufacturing Co., Ltd.                         969,849         1,723,904                0.8%
  United Microelectronics Corp.                                      1,630,823           906,113                0.4%
  Other Securities                                                                    22,853,856               10.4%
                                                                                 ---------------    ---------------
TOTAL -- TAIWAN                                                                       26,316,739               12.0%
                                                                                 ---------------    ---------------
SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
  Firstrand, Ltd.                                                      377,831           921,911                0.4%
 *Harmony Gold Mining Co., Ltd.                                         70,999           864,352                0.4%
  Impala Platinum Holdings, Ltd.                                        10,528         1,374,121                0.6%
  MTN Group, Ltd.                                                       94,428           785,421                0.4%
  Old Mutual PLC                                                       655,240         1,696,289                0.8%
 *Sanlam, Ltd.                                                         402,271           817,545                0.4%
  Standard Bank Group, Ltd.                                            174,749         1,846,141                0.8%
  Other Securities                                                                    16,855,382                7.7%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   25,161,162               11.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         5,339                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                 25,166,501               11.5%
                                                                                 ---------------    ---------------
SOUTH KOREA -- (11.3%)
COMMON STOCKS -- (11.3%)
  Hyundai Motor Co., Ltd.                                               13,410         1,100,318                0.5%
  Samsung Electronics Co., Ltd.                                          6,140         3,531,777                1.6%
  Other Securities                                                                    20,194,029                9.3%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                  24,826,124               11.4%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
INDIA -- (10.1%)
COMMON STOCKS -- (10.1%)
  Infosys Technologies, Ltd.                                            18,104   $     1,056,530                0.5%
 *Reliance Industries, Ltd.                                            138,391         2,501,560                1.2%
  Other Securities                                                                    18,629,888                8.4%
                                                                                 ---------------    ---------------
TOTAL -- INDIA                                                                        22,187,978               10.1%
                                                                                 ---------------    ---------------
MALAYSIA -- (6.4%)
COMMON STOCKS -- (6.4%)
  Malayan Banking Berhad                                               280,500           831,551                0.4%
  Other Securities                                                                    13,224,651                6.0%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                     14,056,202                6.4%
                                                                                 ---------------    ---------------
BRAZIL -- (5.8%)
PREFERRED STOCKS -- (5.3%)
  Ambev Cia de Bebidas das Americas                                  2,210,000           865,445                0.4%
  Investimentos Itau SA                                                502,000         1,720,036                0.8%
  Telemar Norte Leste SA                                                61,000         1,799,133                0.8%
  Usinas Siderurgicas de Minas Gerais SA Series A                       53,800         1,262,292                0.6%
  Other Securities                                                                     5,973,058                2.7%
                                                                                 ---------------    ---------------
TOTAL PREFERRED STOCKS                                                                11,619,964                5.3%
                                                                                 ---------------    ---------------
COMMON STOCKS -- (0.5%)
  Other Securities                                                                     1,010,914                0.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           351                0.0%
                                                                                 ---------------    ---------------
TOTAL -- BRAZIL                                                                       12,631,229                5.8%
                                                                                 ---------------    ---------------
TURKEY -- (5.0%)
COMMON STOCKS -- (5.0%)
  Akbank T.A.S.                                                        144,113         1,134,637                0.5%
  Turkiye Is Bankasi A.S.                                               90,986           776,997                0.4%
  Other Securities                                                                     8,920,079                4.1%
                                                                                 ---------------    ---------------
TOTAL -- TURKEY                                                                       10,831,713                5.0%
                                                                                 ---------------    ---------------
MEXICO -- (4.2%)
COMMON STOCKS -- (4.2%)
  Alfa S.A. de C.V. Series A                                           140,500           793,066                0.4%
  Grupo Financiero del Norte S.A. de C.V. Series C                     371,044           797,831                0.4%
  Nueva Grupo Mexico S.A. de C.V. Series B                             456,243           982,757                0.4%
  Wal-Mart de Mexico S.A. de C.V. Series V                             199,200         1,081,194                0.5%
  Other Securities                                                                     5,505,701                2.5%
                                                                                 ---------------    ---------------
TOTAL -- MEXICO                                                                        9,160,549                4.2%
                                                                                 ---------------    ---------------
ISRAEL -- (2.8%)
COMMON STOCKS -- (2.8%)
  Bank Hapoalim, Ltd.                                                  173,101           750,671                0.4%
  Other Securities                                                                     5,296,836                2.4%
                                                                                 ---------------    ---------------
TOTAL -- ISRAEL                                                                        6,047,507                2.8%
                                                                                 ---------------    ---------------
POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
  Polski Koncern Naftowy Orlen SA                                       94,809         1,702,737                0.8%
  Telekomunikacja Polska SA                                            105,806           757,211                0.3%
  Other Securities                                                                     3,371,761                1.6%
                                                                                 ---------------    ---------------
TOTAL -- POLAND                                                                        5,831,709                2.7%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
HUNGARY -- (2.6%)
COMMON STOCKS -- (2.6%)
  Gedeon Richter, Ltd.                                                   4,211   $       751,062                0.4%
  Magyar olaj-Es Gazipari RT                                            16,116         1,525,715                0.7%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                         58,389         1,919,024                0.9%
  Other Securities                                                                     1,519,179                0.6%
                                                                                 ---------------    ---------------
TOTAL -- HUNGARY                                                                       5,714,980                2.6%
                                                                                 ---------------    ---------------
THAILAND -- (2.5%)
COMMON STOCKS -- (2.5%)
  Other Securities                                                                     5,503,152                2.5%
                                                                                 ---------------    ---------------
CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
  Empresas CMPC SA                                                      35,284           897,958                0.4%
  Empresas Copec SA                                                    114,239         1,023,564                0.5%
  Other Securities                                                                     3,164,945                1.4%
                                                                                 ---------------    ---------------
TOTAL -- CHILE                                                                         5,086,467                2.3%
                                                                                 ---------------    ---------------
INDONESIA -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                     3,757,733                1.7%
                                                                                 ---------------    ---------------
CZECH REPUBLIC -- (1.2%)
COMMON STOCKS -- (1.2%)
  CEZ A.S.                                                              60,000         1,643,321                0.8%
  Other Securities                                                                       910,785                0.4%
                                                                                 ---------------    ---------------
TOTAL -- CZECH REPUBLIC                                                                2,554,106                1.2%
                                                                                 ---------------    ---------------
PHILIPPINES -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                     1,554,339                0.7%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $2,323,000
    FHLMC Notes 4.00%, 09/22/09, valued at $2,276,540)
    to be repurchased at $2,242,242                            $         2,242         2,242,000                1.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $198,303,021)                                                            $   218,828,681              100.1%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                                                              SHARES            VALUE+
                                                                         ---------------   ---------------
Investment in The DFA One-Year Fixed Income Series of
  The DFA Investment Trust Company (Affiliated Investment Company)           196,591,485   $ 1,954,119,361
                                                                                           ---------------
    Total Investments (100.0%) (Cost $1,958,676,892)                                       $ 1,954,119,361
                                                                                           ===============

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                              SHARES            VALUE+
                                                                         ---------------   ---------------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company (Affiliated Investment Company)           202,756,949   $ 1,993,100,809
                                                                                           ---------------
    Total Investments (100.0%) (Cost $2,024,306,406)                                       $ 1,993,100,809
                                                                                           ===============

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                              FACE
                                                                             AMOUNT                 VALUE+
                                                                         ---------------   ---------------
                                                                              (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
   7.250%, 06/12/07                                                      $         5,000   $     5,186,025
   3.250%, 06/15/07                                                                7,835         7,668,028
   4.200%, 08/28/07                                                                5,000         4,957,885
   4.580%, 10/20/08                                                               25,000        24,800,625
   3.625%, 10/24/08                                                               83,000        80,545,358
   3.650%, 12/17/08                                                               26,155        25,360,934
   3.700%, 12/17/08                                                               56,700        54,902,100
   3.950%, 01/05/09                                                               15,000        14,664,645
   3.900%, 02/24/09                                                                9,000         8,775,630
   3.550%, 04/06/09                                                               22,595        21,768,068
   4.125%, 04/15/09                                                               16,500        16,183,926
   4.375%, 06/24/09                                                               20,570        20,318,367
   4.500%, 04/19/10                                                               14,065        13,910,693
Federal Home Loan Bank
   2.500%, 04/11/06                                                                8,000         7,949,224
   2.375%, 08/15/06                                                                6,500         6,400,082
   2.875%, 08/15/06                                                               22,000        21,737,188
   2.875%, 09/15/06                                                               58,000        57,218,044
   2.625%, 10/16/06                                                               54,720        53,778,871
   2.750%, 12/15/06                                                                7,500         7,354,665
   2.625%, 02/16/07                                                               53,575        52,288,932
   3.375%, 02/23/07                                                                3,000         2,953,341
   4.500%, 05/11/07                                                               20,000        19,916,800
   3.700%, 08/15/07                                                                5,000         4,918,370
   5.865%, 09/02/08                                                                2,670         2,750,610
   3.500%, 02/13/09                                                               42,880        41,323,542
   4.250%, 05/15/09                                                               27,500        27,032,418
   3.500%, 11/03/09                                                               58,000        55,417,550
   4.000%, 11/13/09                                                               15,000        14,563,095
   6.500%, 11/13/09                                                                5,000         5,310,145
Tennessee Valley Authority
   5.375%, 11/13/08                                                               57,620        58,672,602
                                                                                           ---------------
TOTAL AGENCY OBLIGATIONS                                                                       738,627,763
                                                                                           ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $4,429,000
   FHLMC Notes 4.00%, 09/22/09,
   valued at $4,340,420) to be
   repurchased at $4,276,461                                                       4,276         4,276,000
                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $756,771,842)                                                                      $   742,903,763
                                                                                           ===============

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                     FACE
                                                                    AMOUNT^               VALUE+
                                                               ---------------   ---------------
                                                                    (000)
UNITED STATES -- (19.3%)
BONDS -- (13.8%)
Bayerische Landesbank
    3.200%, 04/15/09                                                    10,000   $     9,517,530
Citigroup, Inc.
    4.250%, 07/29/09                                                    13,575        13,263,155
General Electric Capital Corp.
~~~ 1.750%, 02/12/10                                                    20,000        14,958,674
 ~~ 2.750%, 08/17/10                                                   120,500        14,680,018
 ~~ 3.250%, 01/28/10                                                    97,640        12,101,239
Gillette Co.
    3.800%, 09/15/09                                                    34,185        33,030,949
Pfizer, Inc.
    5.625%, 04/15/09                                                    18,300        18,683,092
Toyota Motor Credit Corp.
@   4.000%, 02/12/10                                                     7,700         9,369,311
US Bank NA
    3.400%, 03/02/09                                                    30,250        28,882,851
Wal-Mart Stores, Inc.
    6.875%, 08/10/09                                                    13,590        14,473,554
Wells Fargo & Co.
    3.125%, 04/01/09                                                    32,090        30,343,020
Westdeutsche Landesbank
    6.050%, 01/15/09                                                    32,200        33,083,954
                                                                                 ---------------
TOTAL BONDS                                                                          232,387,347
                                                                                 ---------------
AGENCY OBLIGATIONS -- (5.5%)
Federal Farm Credit Bank
    4.125%, 04/15/09                                                    17,500        17,164,770
Federal Home Loan Mortgage
  Corporation
    6.625%, 09/15/09                                                    16,000        17,027,632
@   5.750%, 09/15/10                                                    38,000        49,864,550
Federal National Mortgage
  Association
    3.250%, 02/15/09                                                     9,700         9,295,471
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS                                                              93,352,423
                                                                                 ---------------
TOTAL -- UNITED STATES                                                               325,739,770
                                                                                 ---------------
CANADA -- (15.9%)
BONDS -- (15.9%)
BP Canada Finance
(A) 3.625%, 01/15/09                                                    11,394        11,066,616
British Columbia, Province of
    6.375%, 08/23/10                                                    54,600        51,525,664
Canada Housing Trust
    4.650%, 09/15/09                                                    47,900        41,922,405
Canada, Government of
    4.250%, 09/01/09                                                    37,800        32,842,729
General Electric Capital Canada
  Funding Co.
    3.650%, 06/07/10                                                    44,800        37,599,513
Ontario, Province of
    6.200%, 11/19/09                                                    50,500        46,776,510
Toyota Credit Canada, Inc.
    4.250%, 06/17/09                                                    27,600   $    23,689,040
    4.750%, 06/29/09                                                    14,300        12,484,164
    4.750%, 09/10/10                                                    11,000         9,647,292
                                                                                 ---------------
TOTAL -- CANADA                                                                      267,553,933
                                                                                 ---------------
FRANCE -- (9.9%)
BONDS -- (9.9%)
Caisse D'Amortissement de la Dette
  Sociale SA
    3.125%, 07/12/10                                                    36,400        42,928,251
Dexia Credit Local
(A) 5.500%, 01/21/09                                                    20,115        20,624,453
ERAP
    3.750%, 04/25/10                                                    14,200        17,182,187
French Treasury Note BTAN
    2.500%, 07/12/10                                                    39,000        44,838,919
Total Capital SA
(A) 3.500%, 01/05/09                                                    30,900        29,760,686
UNEDIC
    3.000%, 02/02/10                                                    10,000        11,746,551
                                                                                 ---------------
TOTAL -- FRANCE                                                                      167,081,047
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (9.8%)
BONDS -- (9.8%)
Asian Development Bank
    5.9475%, 05/20/09                                                   34,000        35,316,548
European Investment Bank
 ~~ 4.000%, 04/15/09                                                    10,200         1,304,112
@   5.625%, 10/15/10                                                    39,000        51,094,607
Inter-American Development Bank
^^^ 5.625%, 06/29/09                                                    32,360        29,151,849
  ~ 1.900%, 07/08/09                                                 2,290,000        20,108,096
Oresundsbro Konsortiet
 ~~ 6.000%, 04/20/09                                                     9,000         1,214,709
World Bank (International Bank for
  Reconstruction & Development)
    5.125%, 03/13/09                                                    27,300        27,686,186
                                                                                 ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS                                                           165,876,107
                                                                                 ---------------
NETHERLANDS -- (9.7%)
BONDS -- (9.7%)
Bank Nederlandse Gemeenten NV
    3.000%, 04/15/10                                                    23,600        27,716,770
Deutsche Bahn Finance NV
    6.000%, 06/15/10                                                    12,763        16,827,996
Nederlandse Waterschapsbank NV
(A) 2.750%, 12/30/08                                                    19,300        18,198,298
Netherlands, Government
    5.500%, 07/15/10                                                    41,700        54,211,327
Rabobank Nederland NV
^^^ 4.250%, 01/05/09                                                    47,200        40,507,807
^^^ 4.000%, 09/23/10                                                     7,000         5,940,247
                                                                                 ---------------
TOTAL -- NETHERLANDS                                                                 163,402,445
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT^               VALUE+
                                                               ---------------   ---------------
                                                                    (000)
GERMANY -- (8.3%)
BONDS -- (8.3%)
DSL Bank AG
  ~ 1.750%, 10/07/09                                                 1,450,000   $    12,518,616
Bundesobligation
    2.500%, 10/08/10                                                    26,700        30,645,945
KFW-Kreditanstalt Fuer
  Wiederaufbau AG
 ~~ 3.750%, 01/28/09                                                    15,560         1,967,766
  ~ 1.850%, 09/20/10                                                 3,930,000        34,518,429
Landeskreditbank Baden-
  Wuerttemberg Foerderbank
^^^ 4.500%, 01/26/09                                                    19,800        17,133,411
Landwirtschaftliche Rentenbank
^^^ 4.250%, 09/01/09                                                    50,100        43,274,135
                                                                                 ---------------
TOTAL -- GERMANY                                                                     140,058,302
                                                                                 ---------------
SWEDEN -- (5.2%)
BONDS -- (5.2%)
Kommuninvest I Sverige AB
    4.100%, 05/11/09                                                   156,000        19,954,991
Stockholm, Sweden
    3.375%, 03/08/10                                                   251,000        31,421,275
Swedish Government
    4.000%, 12/01/09                                                   277,000        35,644,448
                                                                                 ---------------
TOTAL -- SWEDEN                                                                       87,020,714
                                                                                 ---------------
AUSTRIA -- (4.7%)
BONDS -- (4.7%)
Asfinag
    3.250%, 10/19/09                                                    13,900        16,499,404
Austria, Republic of
~~~ 3.000%, 08/21/09                                                    30,800        24,354,026
Oesterreichische Kontrollbank AG
  ~ 1.800%, 03/22/10                                                 4,315,000        37,817,350
                                                                                 ---------------
TOTAL -- AUSTRIA                                                                      78,670,780
                                                                                 ---------------
JAPAN -- (2.8%)
BONDS -- (2.8%)
GlaxoSmithKline Capital KK
@   3.250%, 06/03/09                                                    22,800        27,013,046
Toyota Motor Credit Corp.
    0.550%, 06/30/10                                                 2,500,000        20,654,682
                                                                                 ---------------
TOTAL -- JAPAN                                                                        47,667,728
                                                                                 ---------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
(A) 4.375%, 07/15/09                                                    34,000   $    33,499,146
  ~ 1.800%, 06/21/10                                                 1,610,000        14,010,252
                                                                                 ---------------
TOTAL -- NORWAY                                                                       47,509,398
                                                                                 ---------------
DENMARK -- (2.8%)
BONDS -- (2.8%)
Denmark, Kingdom of
    4.000%, 08/15/08                                                   290,000        47,175,936
                                                                                 ---------------
BELGIUM -- (2.8%)
BONDS -- (2.8%)
Belgium, Kingdom of
    3.000%, 03/28/10                                                    40,000        47,025,584
                                                                                 ---------------
SPAIN -- (1.9%)
BONDS -- (1.9%)
Instituto de Credito Oficial
(A) 3.875%, 07/15/09                                                    33,045        32,131,835
                                                                                 ---------------
FINLAND -- (1.9%)
BONDS -- (1.9%)
Finland, Republic of
(A) 3.250%, 05/15/09                                                    32,700        31,446,315
                                                                                 ---------------
UNITED KINGDOM -- (1.5%)
BONDS -- (1.5%)
Network Rail Finance P.L.C.
@   3.125%, 03/30/09                                                    22,000        25,996,017
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC
    Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by
    $12,767,000 FHLMC Notes
    4.00%, 09/22/09, valued at
    $12,511,660) to be repurchased
    at $12,327,328                                                      12,326        12,326,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,719,103,716)                                                           $ 1,686,681,911
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
U.S. TREASURY OBLIGATIONS -- (31.0%)
U.S. Treasury Bonds
  11.250%, 02/15/15                                            $         5,000   $     7,482,810
  10.625%, 08/15/15                                                     11,000        16,162,267
   9.875%, 11/15/15                                                      6,000         8,506,872
   9.250%, 02/15/16                                                      9,000        12,363,750
   7.250%, 05/15/16                                                      6,000         7,289,064
   7.500%, 11/15/16                                                      4,000         4,968,436
   9.000%, 11/15/18                                                      3,200         4,516,000
U.S. Treasury Notes
   5.500%, 05/15/09                                                      5,000         5,172,655
   6.000%, 08/15/09                                                      8,000         8,429,376
   6.500%, 02/15/10                                                      6,600         7,115,367
   5.750%, 08/15/10                                                      3,600         3,802,360
   5.000%, 02/15/11                                                     14,700        15,089,315
   5.000%, 08/15/11                                                     17,000        17,481,440
   4.875%, 02/15/12                                                      9,000         9,191,601
   3.875%, 02/15/13                                                     14,300        13,759,288
                                                                                 ---------------
TOTAL U.S. TREASURY
   OBLIGATIONS                                                                       141,330,601
                                                                                 ---------------
AGENCY OBLIGATIONS -- (68.5%)
Federal Farm Credit Bank
   6.450%, 10/07/09                                                      2,000         2,117,686
   7.160%, 05/19/10                                                      3,000         3,283,647
   4.180%, 09/22/10                                                      7,000         6,815,046
   6.700%, 11/22/10                                                      2,000         2,169,236
   6.135%, 12/13/10                                                      4,000         4,234,292
   5.750%, 01/18/11                                                      9,000         9,391,932
   6.000%, 03/07/11                                                      9,000         9,491,166
   6.740%, 04/11/11                                                      1,000         1,090,000
   4.800%, 05/24/11                                                      3,300         3,297,640
   6.300%, 06/06/11                                                      2,800         3,009,028
   4.250%, 07/11/11                                                     13,600        13,224,776
   4.350%, 11/02/11                                                      8,000         7,808,384
   4.300%, 11/23/11                                                      5,500         5,352,979
   6.260%, 12/02/11                                                      2,000         2,148,588
   4.950%, 12/22/11                                                      9,000         9,061,398
   4.500%, 03/14/12                                                      8,500         8,357,311
   4.625%, 03/16/12                                                      7,000         6,892,193
   4.480%, 08/24/12                                                      4,000         3,927,300
   6.280%, 11/26/12                                                      3,000         3,262,674
   4.150%, 05/15/13                                                      4,000         3,828,880
   3.880%, 07/08/13                                                      4,000         3,754,036
   8.160%, 09/30/14                                            $         3,615   $     4,451,211
   4.700%, 12/10/14                                                      4,000         3,941,852
   4.375%, 02/17/15                                                      8,000         7,686,176
Federal Home Loan Bank
   5.315%, 12/23/08                                                     10,000        10,175,610
   5.545%, 02/17/09                                                      3,000         3,075,918
   5.950%, 03/16/09                                                      5,550         5,762,987
   5.863%, 04/22/09                                                      9,000         9,330,453
   6.730%, 06/22/09                                                      2,500         2,668,440
   6.500%, 08/14/09                                                      3,000         3,176,271
   6.500%, 11/13/09                                                      9,000         9,558,261
   3.875%, 02/12/10                                                      3,000         2,898,783
   7.375%, 02/12/10                                                      2,080         2,281,213
   7.625%, 05/14/10                                                      3,020         3,360,529
   4.125%, 08/13/10                                                      9,000         8,748,396
   6.625%, 11/15/10                                                      1,000         1,078,794
   5.875%, 02/15/11                                                      7,000         7,306,915
   4.500%, 05/13/11                                                      2,045         2,009,319
   7.200%, 06/14/11                                                      3,000         3,341,490
   5.750%, 08/15/11                                                     12,000        12,514,572
   5.750%, 05/15/12                                                     16,300        17,127,812
   4.500%, 11/15/12                                                      8,000         7,850,240
   3.875%, 06/14/13                                                      3,600         3,374,914
   4.500%, 09/16/13                                                     11,000        10,728,355
   5.250%, 06/18/14                                                     14,000        14,342,902
   4.500%, 11/14/14                                                      4,000         3,893,680
Tennessee Valley Authority
   5.625%, 01/18/11                                                     14,000        14,507,654
   6.790%, 05/23/12                                                      9,000         9,950,670
   6.000%, 03/15/13                                                      9,000         9,629,811
   6.250%, 12/15/17                                                      5,000         5,554,575
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS                                                             312,845,995
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $2,381,000
    FHLMC Notes 4.00%, 09/22/09,
    valued at $2,333,380) to be
    repurchased at $2,298,248                                            2,298         2,298,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $453,823,961)                                                             $   456,474,596
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
MUNICIPAL BONDS -- (61.8%)
ALABAMA -- (2.0%)
Alabama State Department of
  Dock Facilities Revenue Bonds
    6.000%, 10/01/08                                           $         1,000   $     1,069,910
Alabama State Federal Highway
  Finance Authority Series A
  Revenue Bonds
    5.000%, 03/01/09                                                     4,000         4,190,760
Alabama Water Pollution Control
  Authority Revenue Bonds
    5.000%, 08/15/08                                                     2,160         2,249,294
City of Huntsville, Alabama
  General Obligations
    4.500%, 08/01/07                                                     1,000         1,018,170
Jefferson County, Alabama Series A
  General Obligations
    5.000%, 04/01/08                                                     1,300         1,346,592
                                                                                 ---------------
TOTAL ALABAMA                                                                          9,874,726
                                                                                 ---------------
ARIZONA -- (1.6%)
Arizona State Transportation Board
  Revenue Bonds
    5.250%, 07/01/08                                                     3,000         3,139,290
City of Scottsdale, Arizona
  General Obligations
    5.000%, 07/01/08                                                     2,250         2,342,407
Phoenix, Arizona Civic Improvement
  Corp. Water System Revenue Bonds
    5.000%, 07/01/08                                                     1,500         1,559,730
Pima County, Arizona
  General Obligations
    5.100%, 07/01/07                                                     1,000         1,027,490
                                                                                 ---------------
TOTAL ARIZONA                                                                          8,068,917
                                                                                 ---------------
ARKANSAS -- (1.4%)
Fort Smith, Arkansas Water & Sewer
  Redevelopment Revenue Bonds
    5.000%, 10/01/09                                                     2,850         3,007,833
State of Arkansas General
  Obligations
    5.500%, 08/01/09                                                     3,885         4,158,892
                                                                                 ---------------
TOTAL ARKANSAS                                                                         7,166,725
                                                                                 ---------------
COLORADO -- (0.2%)
Jefferson County, Colorado School
  District General Obligations
    5.500%, 12/15/06                                                     1,000         1,022,960
                                                                                 ---------------
CONNECTICUT -- (3.4%)
City of Stamford, Connecticut
  General Obligations
    5.000%, 07/15/09                                                     2,000         2,114,780
Connecticut State General
  Obligations
    5.000%, 12/15/09                                                     4,000         4,232,800
Connecticut State Special Obligation
  Rate Reduction Series A
  Revenue Bonds
    5.000%, 06/30/09                                           $         5,000   $     5,263,200
State of Connecticut Health
  Education Refunding Bonds
    4.500%, 03/15/09                                                     5,600         5,799,864
                                                                                 ---------------
TOTAL CONNECTICUT                                                                     17,410,644
                                                                                 ---------------
DELAWARE -- (0.4%)
Delaware Transportation Authority
  Series B Revenue Bonds
    5.250%, 07/01/07                                                     1,000         1,030,230
State of Delaware Series B
  General Obligations
    5.000%, 05/01/07                                                     1,000         1,023,960
                                                                                 ---------------
TOTAL DELAWARE                                                                         2,054,190
                                                                                 ---------------
FLORIDA -- (2.6%)
Florida State Board of Education
  Series C General Obligations
    4.000%, 06/01/09                                                     4,000         4,083,600
Florida State Board of Education
  Series H General Obligations
    5.000%, 06/01/08                                                     2,000         2,080,100
Gainesville, Florida Utility System
  Revenue Bonds
    5.000%, 10/01/09                                                     4,000         4,225,920
Jacksonville, Florida Excise Taxes
  Revenue Bonds
    5.250%, 10/01/07                                                     1,000         1,034,160
Orlando and Orange County,
  FL Expressway
    4.000%, 07/01/06                                                     1,775         1,783,147
                                                                                 ---------------
TOTAL FLORIDA                                                                         13,206,927
                                                                                 ---------------
GEORGIA -- (2.2%)
State of Georgia General Obligations
    5.250%, 08/01/07                                                     1,000         1,031,780
    5.750%, 08/01/07                                                     2,165         2,251,102
    5.750%, 09/01/07                                                     1,000         1,041,710
    6.700%, 08/01/08                                                     2,000         2,173,020
    6.250%, 04/01/09                                                     2,000         2,183,440
    5.800%, 11/01/09                                                     2,010         2,188,046
                                                                                 ---------------
TOTAL GEORGIA                                                                         10,869,098
                                                                                 ---------------
HAWAII -- (0.8%)
Honolulu, Hawaii General
  Obligations Pre-Refunded
    5.000%, 03/01/10                                                     1,255         1,331,542
Honolulu, Hawaii General
  Obligations Un-Refunded
    5.000%, 03/01/10                                                       745           788,024

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
State of Hawaii
  General Obligations
    5.000%, 04/01/08                                           $         2,000   $     2,072,140
                                                                                 ---------------
TOTAL HAWAII                                                                           4,191,706
                                                                                 ---------------
ILLINOIS -- (2.4%)
Central Lake County, Illinois
  General Obligations
    6.000%, 02/01/08                                                     1,000         1,053,970
Chicago Metropolitan Water
  Reclamation District
  General Obligations
    5.500%, 12/01/08                                                     2,000         2,117,820
Chicago, Illinois Public Building
  Commission Revenue Bonds
    5.000%, 03/01/08                                                     1,000         1,034,600
Chicago, Illinois Tax Increment
    5.500%, 01/01/07                                                       970           992,068
Du Page, Cook & Will Counties
  Community College District
  General Obligations
    5.000%, 06/01/08                                                     2,175         2,257,367
Du Page, Illinois Water Commission
  General Obligations
    5.000%, 03/01/07                                                     1,000         1,020,300
State of Illinois First Series
  General Obligations
    5.250%, 04/01/07                                                       600           614,832
State of Illinois General Obligations
    5.500%, 04/01/09                                                     3,000         3,194,250
                                                                                 ---------------
TOTAL ILLINOIS                                                                        12,285,207
                                                                                 ---------------
INDIANA -- (0.8%)
Indianapolis, Indiana Local
  Improvement Revenue Bonds
    6.500%, 01/01/08                                                     1,000         1,062,320
Ivy Technical State College
  Revenue Bonds
    5.000%, 07/01/08                                                     1,000         1,038,560
Logansport Multi-Purpose School
  Building Corp. Revenue Bonds
    4.250%, 07/05/08                                                     1,000         1,020,330
Valparaiso, Indiana School Building
  Corp. Revenue Bonds
    4.500%, 01/05/07                                                     1,000         1,012,320
                                                                                 ---------------
TOTAL INDIANA                                                                          4,133,530
                                                                                 ---------------
IOWA -- (0.8%)
Des Moines, Iowa General Obligations
    5.000%, 06/01/09                                                     3,680         3,864,736
                                                                                 ---------------
KANSAS -- (0.6%)
Johnson County, Kansas
  General Obligations
    5.250%, 09/01/07                                                     1,000         1,033,150
Kansas State Development Finance
  Authority Revenue Bonds
    5.000%, 10/01/07                                           $         1,000   $     1,029,780
Wyandotte County, Kansas
  City, Kansas
    5.000%, 09/01/07                                                     1,000         1,029,130
                                                                                 ---------------
TOTAL KANSAS                                                                           3,092,060
                                                                                 ---------------
KENTUCKY -- (0.6%)
Kentucky State Turnpike Authority
  Revenue Bonds
    5.500%, 07/01/08                                                     3,000         3,155,340
                                                                                 ---------------
LOUISIANA -- (0.8%)
Calcasieu Parish, Louisiana
  General Obligations
    4.600%, 08/15/06                                                       700           706,356
New Orleans, Louisiana Certificates of
  Indebtedness General Obligations
    5.000%, 03/01/08                                                     1,000         1,031,980
Shreveport, Louisiana Series A
  Certificates of Indebtedness
    5.000%, 10/01/07                                                     1,000         1,028,170
St. Tammany Parish, Louisiana
  Revenue Bonds
    6.000%, 04/01/07                                                     1,000         1,033,810
                                                                                 ---------------
TOTAL LOUISIANA                                                                        3,800,316
                                                                                 ---------------
MARYLAND -- (2.1%)
State of Maryland
  General Obligations
    5.000%, 07/15/07                                                     2,000         2,054,760
    5.000%, 07/15/08                                                     2,000         2,085,860
    5.250%, 02/01/09                                                     5,000         5,289,700
Washington Suburban Sanitation
  District General Obligations
    5.250%, 06/01/08                                                     1,000         1,046,710
                                                                                 ---------------
TOTAL MARYLAND                                                                        10,477,030
                                                                                 ---------------
MASSACHUSETTS -- (0.6%)
Boston, Massachusetts Series A
  General Obligations
    5.000%, 02/01/08                                                     1,000         1,035,260
State of Massachusetts Series C
  General Obligations
    5.250%, 12/01/07                                                     2,000         2,071,740
                                                                                 ---------------
TOTAL MASSACHUSETTS                                                                    3,107,000
                                                                                 ---------------
MICHIGAN -- (1.6%)
Detroit, Michigan City School District
  Series B General Obligations
    4.500%, 05/01/08                                                     1,000         1,027,270
Fraser Public School District
  General Obligations
    5.150%, 05/01/08                                                     1,000         1,042,180

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
Michigan Municipal Bond Authority
  Revenue Bonds
    5.250%, 10/01/07                                           $         1,000   $     1,033,980
    5.250%, 10/01/08                                                     3,000         3,149,670
Michigan State Comprehensive
  Transportation Series A
  Revenue Bonds
    5.750%, 05/15/07                                                     1,000         1,034,260
Wayne County, Michigan Community
  College General Obligations
    5.000%, 07/01/07                                                     1,000         1,025,200
                                                                                 ---------------
TOTAL MICHIGAN                                                                         8,312,560
                                                                                 ---------------
MINNESOTA -- (2.0%)
Metropolitan Council of Minneapolis
  and St. Paul General Obligations
    4.000%, 02/01/08                                                     1,200         1,218,300
State of Minnesota
  General Obligations
    4.500%, 08/01/06                                                     2,590         2,611,911
    5.500%, 11/01/06                                                     2,250         2,295,765
    5.000%, 11/01/07                                                     1,000         1,031,680
    5.000%, 08/01/09                                                     2,600         2,745,418
                                                                                 ---------------
TOTAL MINNESOTA                                                                        9,903,074
                                                                                 ---------------
MISSISSIPPI -- (1.0%)
Rankin County, Mississippi School
  District General Obligations
    4.500%, 02/01/07                                                     1,000         1,012,550
State of Mississippi
  General Obligations
    5.000%, 10/01/09                                                     4,000         4,201,040
                                                                                 ---------------
TOTAL MISSISSIPPI                                                                      5,213,590
                                                                                 ---------------
MISSOURI -- (0.6%)
State of Missouri
  General Obligations
    5.000%, 08/01/08                                                     3,000         3,130,080
                                                                                 ---------------
NEVADA -- (1.7%)
Clark County, Nevada School District
  General Obligations
    4.000%, 06/01/09                                                     3,540         3,608,145
Las Vegas, Nevada Valley Water
  Distribution Series B
  General Obligations
    5.250%, 06/01/09                                                     2,830         2,999,913
State of Nevada General Obligations
    5.375%, 10/01/08                                                     2,100         2,212,350
                                                                                 ---------------
TOTAL NEVADA                                                                           8,820,408
                                                                                 ---------------
NEW HAMPSHIRE -- (0.2%)
New Hampshire State Turnpike
  Systems Revenue Bonds
    5.000%, 10/01/06                                                     1,000         1,014,530
                                                                                 ---------------
NEW JERSEY -- (1.5%)
New Jersey State Transportation
  Trust Fund Authority
    5.375%, 12/15/07                                           $         1,000   $     1,038,570
    5.250%, 12/15/09                                                     6,130         6,529,676
                                                                                 ---------------
TOTAL NEW JERSEY                                                                       7,568,246
                                                                                 ---------------
NEW MEXICO -- (0.3%)
New Mexico State Severance
  Tax Series
    5.000%, 07/01/07                                                       550           564,113
    5.000%, 07/01/07                                                     1,000         1,025,970
                                                                                 ---------------
TOTAL NEW MEXICO                                                                       1,590,083
                                                                                 ---------------
NEW YORK -- (1.8%)
Long Island Power Authority
  Series A Revenue Bonds
    5.250%, 12/01/05                                                     1,000         1,000,000
Municipal Assistance Corp. for the
  City of New York Revenue Bonds
    6.000%, 07/01/07                                                     1,000         1,043,040
Nassau County, New York Interim
  Finance Authority Series A
  Revenue Bonds
    5.000%, 11/15/09                                                     3,415         3,613,753
New York State Thruway Authority
  Series A Revenue Bonds
    5.000%, 04/01/09                                                     3,500         3,685,605
                                                                                 ---------------
TOTAL NEW YORK                                                                         9,342,398
                                                                                 ---------------
NORTH CAROLINA -- (1.9%)
Durham County, North Carolina
  General Obligations
    5.500%, 04/01/09                                                     3,000         3,205,920
North Carolina State Public
  Improvements General Obligations
    5.500%, 03/01/08                                                     1,000         1,047,710
State of North Carolina
  General Obligations
    5.000%, 03/01/09                                                     4,000         4,203,280
University of North Carolina
  Revenue Bonds
    5.000%, 04/01/08                                                     1,000         1,038,570
                                                                                 ---------------
TOTAL NORTH CAROLINA                                                                   9,495,480
                                                                                 ---------------
OHIO -- (2.5%)
Franklin County, Ohio
  General Obligations
    5.500%, 12/01/07                                                     1,000         1,042,210
Ohio State Building Authority
  Revenue Bonds
    5.500%, 10/01/08                                                     1,500         1,587,750
Ohio State Higher Education Capital
  Facilities Revenue Bonds
    5.000%, 12/01/08                                                     5,000         5,222,650

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
    5.250%, 12/01/06                                           $         1,000   $     1,019,500
Ohio State Water Development
  Authority Revenue Bonds
    5.000%, 06/01/08                                                     2,500         2,599,525
State of Ohio Highway Improvement
  General Obligations
    5.500%, 05/01/07                                                     1,000         1,029,660
                                                                                 ---------------
TOTAL OHIO                                                                            12,501,295
                                                                                 ---------------
OKLAHOMA -- (0.8%)
Grand River Dam Authority of
  Oklahoma Revenue Bonds
    5.750%, 06/01/08                                                     4,000         4,231,320
                                                                                 ---------------
OREGON -- (1.9%)
Oregon State Deparment of
  Transportation Revenue Bonds
    5.000%, 11/15/06                                                       900           914,598
Oregon State Department of
  Administrative Services
  Revenue Bonds
    5.250%, 04/01/08                                                     2,000         2,085,940
Salem-Keizer, Oregon School
  District General Obligations
    5.000%, 06/15/09                                                     6,055         6,382,697
                                                                                 ---------------
TOTAL OREGON                                                                           9,383,235
                                                                                 ---------------
PENNSYLVANIA -- (3.6%)
Allegheny County, Pennsylvania
  Sanitation Authority
    5.000%, 12/01/07                                                     1,000         1,032,070
Berks County, Pennsylvania
  General Obligations
    6.350%, 11/15/07                                                     1,500         1,584,870
Pennsylvania Intergovernmental
  Cooperative Authority
  Special Tax
    5.000%, 06/15/08                                                     1,000         1,040,650
Pittsburgh, Pennsylvania School
  District General Obligations
    5.000%, 09/01/07                                                     1,000         1,028,280
State of Pennsylvania
  General Obligations
    5.000%, 01/15/07                                                       650           661,934
    5.500%, 07/01/07                                                     6,280         6,493,708
    5.250%, 10/01/07                                                     3,090         3,193,361
    5.000%, 10/01/09                                                     2,950         3,118,799
                                                                                 ---------------
TOTAL PENNSYLVANIA                                                                    18,153,672
                                                                                 ---------------
SOUTH CAROLINA -- (0.9%)
Piedmont Municipal Power Agency
  Electric Revenue Bonds
  Series 1985B
    6.125%, 01/01/07                                           $         1,000   $     1,029,060
Richland County, South Carolina
  General Obligations
    5.000%, 02/01/10                                                     1,500         1,591,020
State of South Carolina
  General Obligations
    5.000%, 04/01/09                                                     1,900         1,997,698
                                                                                 ---------------
TOTAL SOUTH CAROLINA                                                                   4,617,778
                                                                                 ---------------
TENNESSEE -- (1.9%)
Knox County, Tennessee
  General Obligations
    4.500%, 04/01/08                                                     2,000         2,050,000
Metro Government Nashville &
  Davidson Counties
  General Obligations
    5.000%, 11/15/08                                                     2,000         2,089,480
Metro Government of Nashville &
  Davidson Counties Series A
  Prerefunded General Obligations
    5.250%, 10/15/07                                                       790           816,979
Metro Government of Nashville &
  Davidson Counties Series B
  Unrefunded General Obligations
    5.250%, 10/15/07                                                       210           217,172
Shelby County, Tennessee
  General Obligations
    5.000%, 04/01/09                                                     4,195         4,399,926
                                                                                 ---------------
TOTAL TENNESSEE                                                                        9,573,557
                                                                                 ---------------
TEXAS -- (4.0%)
Dallas, Texas Waterworks &
  Sewer System
    5.250%, 10/01/08                                                     3,000         3,146,340
Houston, Texas
  General Obligations
    5.500%, 03/01/06                                                        70            70,365
    5.500%, 03/01/06                                                       430           432,288
Lower Colorado River Authority
  Revenue Bonds
    5.250%, 05/15/08                                                     1,000         1,043,980
San Antonio, Texas Pre Refunded
  General Obligations
    5.000%, 08/01/07                                                        20            20,504
San Antonio, Texas Unrefunded
  General Obligations
    5.000%, 08/01/07                                                       980         1,005,950
State of Texas General Obligations
    5.000%, 08/01/09                                                     4,000         4,206,840

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
Texas A&M University Revenue Bonds
    5.375%, 05/15/08                                           $         1,360   $     1,423,444
    5.000%, 05/15/09                                                     4,000         4,199,640
Texas State University Systems
  Financing Revenue Bonds
    5.000%, 03/15/09                                                     2,245         2,354,691
Trinity River Authority Texas Regional
  Wastewater System Revenue Bonds
    5.500%, 08/01/08                                                     2,200         2,318,558
                                                                                 ---------------
TOTAL TEXAS                                                                           20,222,600
                                                                                 ---------------
UTAH -- (1.4%)
Salt Lake City, Utah
  General Obligations
    5.250%, 06/15/07                                                     1,000         1,029,720
Salt Lake County, Utah Municipal
  Building Authority Lease
  Revenue Bonds
    5.000%, 10/01/08                                                     1,800         1,874,826
State of Utah General Obligations
    4.000%, 07/01/08                                                     3,000         3,048,360
Utah State Board of Regents
  Revenue Bonds
    5.250%, 04/01/08                                                     1,000         1,041,830
                                                                                 ---------------
TOTAL UTAH                                                                             6,994,736
                                                                                 ---------------
VERMONT -- (0.2%)
Vermont Public Power Supply Authority
    4.000%, 07/01/07                                                     1,000         1,009,700
                                                                                 ---------------
VIRGINIA -- (4.8%)
Arlington County, Virginia
  General Obligations
    4.000%, 01/15/09                                                     4,000         4,082,040
Fairfax Country, Virginia
  General Obligations
    5.000%, 06/01/09                                                     3,465         3,654,120
Richmond, Virginia
  General Obligations
    5.000%, 07/15/07                                                     1,000         1,027,380
State of Virginia
  General Obligations
    3.500%, 06/01/07                                                     2,310         2,321,411
Virginia Commonwealth
  Transportation Board Federal
  Highway Reimbursement Notes
    5.000%, 10/01/09                                                     5,000         5,280,550
Virginia State Public Building
  Authority Revenue Bonds
    5.000%, 08/01/09                                                     4,000         4,215,280
Virginia State Public School
  Authority Pre-Refunded
    5.250%, 08/01/09                                                        25            26,594
Virginia State Public School
  Authority Un-Refunded
    5.250%, 08/01/09                                           $         3,475   $     3,690,381
                                                                                 ---------------
TOTAL VIRGINIA                                                                        24,297,756
                                                                                 ---------------
WASHINGTON -- (3.1%)
Grant County, Washington Public
  Utility Series H Revenue Bonds
    5.000%, 01/01/10                                                     2,000         2,111,340
King County, Washington
  Sewer Revenue Bonds
    5.250%, 01/01/08                                                     2,000         2,075,000
Seattle, Washington Drain &
  Wastewater Revenue Bonds
    4.000%, 07/01/08                                                     1,000         1,015,620
Seattle, Washington Light &
  Power Authority Revenue Bonds
    4.000%, 08/01/09                                                     5,940         6,049,058
Snohomish County, Washington
  School District Revenue Bonds
    4.500%, 06/01/09                                                     3,500         3,624,460
State of Washington
  General Obligations
    5.500%, 09/01/07                                                     1,000         1,035,970
                                                                                 ---------------
TOTAL WASHINGTON                                                                      15,911,448
                                                                                 ---------------
WISCONSIN -- (0.8%)
Muskego Norway, Wisconsin School
  District General Obligations
    5.000%, 04/01/07                                                     1,000         1,021,770
State of Wisconsin
  General Obligations
    5.000%, 05/01/07                                                     1,000         1,022,990
    5.250%, 05/01/09                                                     2,000         2,117,320
                                                                                 ---------------
TOTAL WISCONSIN                                                                        4,162,080
                                                                                 ---------------
TOTAL MUNICIPAL BONDS                                                                313,230,738
                                                                                 ---------------
TAX EXEMPT
  COMMERCIAL PAPER -- (37.0%)
ARIZONA -- (3.1%)
City of Mesa, Arizona
  Municipal Bonds
    2.820%, 01/06/06                                                     4,000         3,999,907
Salt River Project
  Agricultural Improvement
    2.730%, 12/01/05                                                       500           500,000
    2.670%, 12/08/05                                                     4,000         3,999,899
    2.820%, 02/16/06                                                     5,000         4,994,450
    2.820%, 02/22/06                                                     2,500         2,497,000
                                                                                 ---------------
TOTAL ARIZONA                                                                         15,991,256
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
CONNECTICUT -- (0.6%)
State of Connecticut Health
  and Education
    2.770%, 02/24/06                                           $         2,000   $     1,997,900
    2.820%, 03/16/06                                                     1,000           998,740
                                                                                 ---------------
TOTAL CONNECTICUT                                                                      2,996,640
                                                                                 ---------------
FLORIDA -- (1.0%)
Jacksonville, Florida Electric
    2.800%, 02/07/06                                                     1,000           998,960
Sunshine State Government
  Finance
    3.100%, 01/11/06                                                     1,555         1,555,000
    2.710%, 02/28/06                                                     2,450         2,445,859
                                                                                 ---------------
TOTAL FLORIDA                                                                          4,999,819
                                                                                 ---------------
GEORGIA -- (2.4%)
Burke County, Georgia
  Development Authority
    2.700%, 12/05/05                                                     6,000         6,000,000
    2.770%, 12/06/05                                                     1,000         1,000,000
    2.740%, 12/07/05                                                     5,000         5,000,000
                                                                                 ---------------
TOTAL GEORGIA                                                                         12,000,000
                                                                                 ---------------
MARYLAND -- (2.2%)
  Maryland Health & Higher Education
    2.770%, 01/11/06                                                     3,000         2,998,790
    2.800%, 01/17/06                                                     4,000         3,997,932
    2.700%, 02/01/06                                                     3,000         2,996,760
    3.050%, 03/08/06                                                     1,000           999,550
                                                                                 ---------------
TOTAL MARYLAND                                                                        10,993,032
                                                                                 ---------------
MASSACHUSETTS -- (5.3%)
Massachusetts Health &
  Education Facility
    2.800%, 01/18/06                                                     2,003         2,001,590
    3.100%, 02/02/06                                                     1,000           999,830
    2.800%, 02/03/06                                                     2,000         1,998,040
    2.840%, 02/21/06                                                     3,000         2,996,700
Massachusetts Port Authority
    3.000%, 01/04/06                                                     1,000         1,000,000
    2.770%, 02/14/06                                                     5,000         4,993,800
    2.770%, 02/21/06                                                     3,000         2,995,950
Massachusetts Water
  Resource Authority
    2.720%, 01/04/06                                                     3,000         2,999,609
    2.720%, 01/04/06                                                     2,000         1,999,739
    2.720%, 01/09/06                                                     3,000         2,998,323
    2.720%, 01/10/06                                                     2,000         1,998,907
                                                                                 ---------------
TOTAL MASSACHUSETTS                                                                   26,982,488
                                                                                 ---------------
MINNESOTA -- (0.6%)
University of Minnesota
    3.150%, 01/09/06                                                     3,000         3,000,000
                                                                                 ---------------
NEBRASKA -- (2.0%)
Omaha Public Power District
    2.820%, 02/10/06                                           $         4,100   $     4,095,818
    2.800%, 02/23/06                                                     2,000         1,997,440
    2.760%, 02/27/06                                                     4,000         3,994,040
                                                                                 ---------------
TOTAL NEBRASKA                                                                        10,087,298
                                                                                 ---------------
NEW YORK -- (1.4%)
Dormitory Authority of New York
    3.000%, 01/10/06                                                     5,000         5,000,000
New York State Environmental
  Quality General Obligations
    2.820%, 02/02/06                                                     2,000         1,998,460
                                                                                 ---------------
TOTAL NEW YORK                                                                         6,998,460
                                                                                 ---------------
SOUTH CAROLINA -- (1.7%)
South Carolina Public Service
    3.100%, 02/09/06                                                     4,955         4,954,108
    2.850%, 03/02/06                                                     2,000         1,997,240
    2.820%, 03/06/06                                                     1,750         1,747,288
                                                                                 ---------------
TOTAL SOUTH CAROLINA                                                                   8,698,636
                                                                                 ---------------
TENNESSEE -- (0.8%)
Tennessee State School
  Board Authority
    2.800%, 02/08/06                                                     1,400         1,399,216
    2.850%, 03/03/06                                                     2,790         2,786,122
                                                                                 ---------------
TOTAL TENNESSEE                                                                        4,185,338
                                                                                 ---------------
TEXAS -- (13.8%)
City of San Antonio, Texas Electric
    2.820%, 01/12/06                                                     2,100         2,099,132
    2.800%, 01/19/06                                                     5,000         4,996,385
Dallas Area Rapid Transit
    2.750%, 01/05/06                                                     9,000         8,999,174
    2.760%, 01/23/06                                                     1,000           999,126
Harris County, Texas
  General Obligations
    3.050%, 01/13/06                                                     4,400         4,399,908
    3.150%, 02/08/06                                                     2,070         2,069,959
    2.800%, 02/15/06                                                     1,439         1,437,331
Houston, Texas General Obligations
    2.920%, 01/12/06                                                     3,000         2,999,277
    2.920%, 03/07/06                                                     3,000         2,996,520
Plano, Texas Health Facility
    2.800%, 01/03/06                                                     8,500         8,499,860
    2.800%, 01/06/06                                                     2,000         1,999,965
Texas Public Finance Authority
    2.820%, 02/13/06                                                     3,000         2,996,790
    3.150%, 03/07/06                                                     1,700         1,699,592
Texas Tech University
  Board of Regents
    3.050%, 03/01/06                                                     3,000         2,998,740
    2.920%, 03/08/06                                                     9,000         8,989,380

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
University of Texas Board of Regents
    2.720%, 01/09/06                                           $         3,000   $     2,998,323
    2.700%, 01/24/06                                                     7,000         6,992,812
    2.750%, 02/06/06                                                     2,000         1,997,660
                                                                                 ---------------
TOTAL TEXAS                                                                           70,169,934
                                                                                 ---------------
UTAH -- (1.4%)
Intermountain Power Agency
    3.100%, 12/13/05                                                     1,000         1,000,000
    2.720%, 12/19/05                                                     1,000         1,000,000
    2.750%, 12/20/05                                                     2,000         1,999,981
    2.760%, 12/23/05                                                     3,000         2,999,936
                                                                                 ---------------
TOTAL UTAH                                                                             6,999,917
                                                                                 ---------------
VIRGINIA -- (0.5%)
IDA of The City of Hampton, Virginia
    2.820%, 02/17/06                                                     2,600         2,597,504
                                                                                 ---------------
WISCONSIN -- (0.2%)
State of Wisconsin General Obligations
    2.820%, 01/03/06                                           $         1,095   $     1,095,018
                                                                                 ---------------
TOTAL TAX EXEMPT COMMERCIAL
  PAPER                                                                              187,795,340
                                                                                 ---------------

                                                                   SHARES
                                                               ---------------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (1.2%)
BlackRock Liquidity Funds
  MuniFund Portfolio                                                     5,868         5,867,669
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $512,347,261)                                                            $   506,893,747
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                          U.S.            ENHANCED          U.S.              U.S.
                                         LARGE           U.S. LARGE       LARGE CAP         SMALL XM
                                        COMPANY           COMPANY           VALUE            VALUE
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    2,088,373    $     313,577     $  4,046,751    $      172,636
Receivables:
  Investment Securities Sold                     --               --               --               337
  Fund Shares Sold                            2,173              199            6,295                67
Prepaid Expenses and Other Assets                21               23               48                 9
                                     --------------    -------------     ------------    --------------
    Total Assets                          2,090,567          313,799        4,053,094           173,049
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased             1,070              106            5,254                --
  Fund Shares Redeemed                        1,103               93            1,041               404
  Due to Advisor                                114               39              498                43
Accrued Expenses and Other
  Liabilities                                   152               18              218                 7
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         2,439              256            7,011               454
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    2,088,128    $     313,543     $  4,046,083    $      172,595
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE       56,762,923       31,931,661      184,510,813         9,960,708
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        36.79    $        9.82     $      21.93    $        17.33
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    1,692,354    $     276,539     $  2,992,882    $      134,687
                                     ==============    =============     ============    ==============

                                          U.S.              U.S.            U.S.              U.S.
                                       SMALL CAP            CORE            CORE             SMALL
                                         VALUE            EQUITY 1        EQUITY 2            CAP
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    6,926,206               --               --    $    2,642,467
Investments at Value                             --    $     122,630     $    180,576                --
Temporary Cash Investments at
  Value (Cost $0, $4,274,
  $6,779, and $0, respectively)                  --            4,274            6,779                --
Cash                                             --                3               --                --
Receivables:
  Investment Securities Sold                     --                1                1                --
  Dividends and Interest                         --              207              285                --
  Fund Shares Sold                            3,866              676            2,599             1,282
Prepaid Expenses and Other Assets                54                1                2                21
Deferred Offering Costs                          --               18               18                --
                                     --------------    -------------     ------------    --------------
    Total Assets                          6,930,126          127,810          190,260         2,643,770
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased             2,451            4,193            8,141               801
  Fund Shares Redeemed                        1,415               --               --               481
  Due to Advisor                              1,725               12               21               710
Accrued Expenses and Other
  Liabilities                                   301               14               20               108
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         5,892            4,219            8,182             2,100
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    6,924,234    $     123,591     $    182,078    $    2,641,670
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE      240,885,164       12,095,293       17,787,710       127,308,820
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        28.74    $       10.22     $      10.24    $        20.75
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    4,713,777    $          --     $         --    $    2,073,793
                                     ==============    =============     ============    ==============
Investments at Cost                  $           --    $     120,122     $    176,039    $           --
                                     ==============    =============     ============    ==============

                 See accompanying Notes to Financial Statements.

                                          U.S.              DFA             LARGE        INTERNATIONAL
                                         MICRO          REAL ESTATE          CAP              CORE
                                          CAP            SECURITIES     INTERNATIONAL        EQUITY
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    3,950,942               --               --                --
Investments at Value (including
  $0, $56,763, $39,580,
  and $0 of securities on loan,
  respectively)                                  --    $   1,820,882     $  1,120,787    $      119,553
Temporary Cash Investments at
  Value (Cost $0, $71,641,
  $43,350 and $3,405, respectively)              --           71,641           43,350             3,405
Foreign Currencies at Value                      --               --            2,060             3,726
Cash                                             --                1               15                16
Receivables:
  Investment Securities Sold                     --               --              193                --
  Dividends, Interest, and Tax
    Reclaims                                     --            2,590            2,785               188
  Securities Lending Income                      --                9               49                --
  Fund Shares Sold                            2,011            1,671              648             1,268
Prepaid Expenses and Other Assets                38               60               20                 1
Deferred Offering Costs                          --               --               --                18
                                     --------------    -------------     ------------    --------------
    Total Assets                          3,952,991        1,896,854        1,169,907           128,175
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned               --           58,717           39,759                --
  Investment Securities Purchased               967               --            3,952             6,861
  Fund Shares Redeemed                        1,044              852              349                --
  Due to Advisor                              1,295              446              233                21
Accrued Expenses and Other
  Liabilities                                   174              189              159                44
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         3,480           60,204           44,452             6,926
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    3,949,511    $   1,836,650     $  1,125,455    $      121,249
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE      248,234,394       71,317,655       59,230,123        12,035,674
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        15.91    $       25.75     $      19.00    $        10.07
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    2,627,717    $          --     $         --    $           --
                                     ==============    =============     ============    ==============
Investments at Cost                  $           --    $   1,248,729     $    909,813    $      118,157
                                     ==============    =============     ============    ==============
Foreign Currencies at Cost           $           --    $          --     $      2,060    $        3,719
                                     ==============    =============     ============    ==============

                                                                            ASIA            UNITED
                                     INTERNATIONAL        JAPANESE         PACIFIC          KINGDOM
                                         SMALL             SMALL            SMALL            SMALL
                                        COMPANY           COMPANY          COMPANY          COMPANY
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------    -------------     ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $    2,724,572    $     170,022     $     38,920    $       20,578
Temporary Cash Investments at
  Value (Cost $462, $0, $0,
  and $0, respectively)                         462               --               --                --
Cash                                             16               --               --                --
Receivables:
  From Advisor                                   --               --                4                --
  Fund Shares Sold                            1,735              841                3                --
Prepaid Expenses and Other Assets                16               41                8                 8
                                     --------------    -------------     ------------    --------------
    Total Assets                          2,726,801          170,904           38,935            20,586
                                     --------------    -------------     ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                --              838               --                --
  Fund Shares Redeemed                          514                3                3                --
  Due to Advisor                                895               51               --                 4
Accrued Expenses and Other
  Liabilities                                   161               17                5                 4
                                     --------------    -------------     ------------    --------------
    Total Liabilities                         1,570              909                8                 8
                                     --------------    -------------     ------------    --------------
NET ASSETS                           $    2,725,231    $     169,995     $     38,927    $       20,578
                                     ==============    =============     ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE      168,318,772        9,457,393        2,548,105           834,663
                                     ==============    =============     ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        16.19    $       17.97     $      15.28    $        24.65
                                     ==============    =============     ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $    2,087,763    $     252,668     $     62,834    $       13,377
                                     ==============    =============     ============    ==============

                 See accompanying Notes to Financial Statements.

                                                            DFA                             EMERGING
                                      CONTINENTAL      INTERNATIONAL       EMERGING         MARKETS
                                     SMALL COMPANY    SMALL CAP VALUE      MARKETS         SMALL CAP
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------   ---------------    ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value      $       52,069                --    $  1,805,850    $      482,576
Investments at Value (including
  $0, $492,693, $0, and $0
  securities on loan, respectively)              --   $     4,116,602              --                --
Temporary Cash Investments at
  Value (Cost $0, $542,831,
  $0, and $0, respectively)                      --           542,831              --                --
Foreign Currencies at Value                      --            17,655              --                --
Cash                                             --                15              --                --
Receivables:
  Investment Securities Sold                     --             6,250              --                --
  Dividends, Interest, and Tax
    Reclaims                                     --            11,266              --                --
  Securities Lending Income                      --               537              --                --
  Fund Shares Sold                               53             2,651           1,742               257
Prepaid Expenses and Other Assets                 9                54              12                17
                                     --------------   ---------------    ------------    --------------
    Total Assets                             52,131         4,697,861       1,807,604           482,850
                                     --------------   ---------------    ------------    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned               --           536,950              --                --
  Investment Securities Purchased                46            28,670           1,166               238
  Fund Shares Redeemed                            7             1,043             576                19
  Due to Advisor                                 10             2,198             583               174
Accrued Expenses and Other
  Liabilities                                     7               572              93                41
                                     --------------   ---------------    ------------    --------------
    Total Liabilities                            70           569,433           2,418               472
                                     --------------   ---------------    ------------    --------------
NET ASSETS                           $       52,061   $     4,128,428    $  1,805,186    $      482,378
                                     ==============   ===============    ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE        3,299,056       234,981,074      90,756,188        36,085,279
                                     ==============   ===============    ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        15.78   $         17.57    $      19.89    $        13.37
                                     ==============   ===============    ============    ==============
Investments in Affiliated
  Investment Companies at Cost       $       36,670   $            --    $  1,161,035    $      387,481
                                     ==============   ===============    ============    ==============
Investments at Cost                  $           --   $     3,202,018    $         --    $           --
                                     ==============   ===============    ============    ==============
Foreign Currencies at Cost           $           --   $        17,655    $         --    $           --
                                     ==============   ===============    ============    ==============

                                                                             DFA
                                        EMERGING            DFA            TWO-YEAR            DFA
                                        MARKETS          ONE-YEAR           GLOBAL          FIVE-YEAR
                                      CORE EQUITY      FIXED INCOME      FIXED INCOME       GOVERNMENT
                                       PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                     --------------   ---------------    ------------    --------------
ASSETS:
Investments in Affiliated
  Investment Companies at Value                  --   $     1,954,119    $  1,993,101                --
Investments at Value                 $      216,587                --              --    $      738,628
Temporary Cash Investments at
  Value (Cost $2,242, $0, $0
  and $4,276, respectively)                   2,242                --              --             4,276
Foreign Currencies at Value                      33                --              --                --
Cash                                             15                --              --                --
Receivables:
  Investment Securities Sold                     47               292             554                --
  Dividends, Interest, and Tax
    Reclaims                                    217                --              --             5,519
  Fund Shares Sold                            1,138             2,404           2,558               932
Prepaid Expenses and Other Assets                 5                22              32                13
Deferred Offering Costs                           9                --              --                --
                                     --------------   ---------------    ------------    --------------
    Total Assets                            220,293         1,956,837       1,996,245           749,368
                                     --------------   ---------------    ------------    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased             1,522                --              --                --
  Fund Shares Redeemed                            4             2,696           3,112               317
  Due to Advisor                                 87               164             165               124
  Deferred Thailand Capital Gains
    Tax                                          30                --              --                --
Accrued Expenses and Other
  Liabilities                                    87                93              99                80
                                     --------------   ---------------    ------------    --------------
    Total Liabilities                         1,730             2,953           3,376               521
                                     --------------   ---------------    ------------    --------------
NET ASSETS                           $      218,563   $     1,953,884    $  1,992,869    $      748,847
                                     ==============   ===============    ============    ==============
SHARES OUTSTANDING $0.01 PAR VALUE       18,941,139       192,728,692     201,635,496        71,933,595
                                     ==============   ===============    ============    ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE         $        11.54   $         10.14    $       9.88    $        10.41
                                     ==============   ===============    ============    ==============
Investments in Affiliated
  Investment Companies at Cost                   --   $     1,958,677    $  2,024,306    $           --
                                     ==============   ===============    ============    ==============
Investments at Cost                  $      196,061   $            --    $         --    $      752,496
                                     ==============   ===============    ============    ==============
Foreign Currencies at Cost           $           33   $            --    $         --    $           --
                                     ==============   ===============    ============    ==============

                 See accompanying Notes to Financial Statements.

                                                     DFA                DFA
                                                  FIVE-YEAR         INTERMEDIATE             DFA
                                                   GLOBAL            GOVERNMENT          SHORT-TERM
                                                FIXED INCOME        FIXED INCOME       MUNICIPAL BOND
                                                  PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                -------------       ------------       --------------
ASSETS:
Investments at Value                            $   1,674,356       $    454,177       $      501,026
Temporary Cash Investments at Value (Cost
  $12,326, $2,298,
  and $5,868, respectively)                            12,326              2,298                5,868
Foreign Currencies at Value                             3,582                 --                   --
Cash                                                       15                 --                   --
Receivables:
  Dividends and Interest                               26,414              5,887                5,199
  Fund Shares Sold                                      3,544              1,298                  144
Prepaid Expenses and Other Assets                          25                 13                   14
                                                -------------       ------------       --------------
    Total Assets                                    1,720,262            463,673              512,251
                                                -------------       ------------       --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                       7,157                 --                   --
  Fund Shares Redeemed                                  1,722                 50                  527
  Due to Advisor                                          350                 38                  118
Unrealized Loss on Forward Currency Contracts          11,036                 --                   --
Accrued Expenses and Other Liabilities                    204                 47                   63
                                                -------------       ------------       --------------
    Total Liabilities                                  20,469                135                  708
                                                -------------       ------------       --------------
NET ASSETS                                      $   1,699,793       $    463,538       $      511,543
                                                =============       ============       ==============
SHARES OUTSTANDING $0.01 PAR VALUE                162,189,473         40,485,091           51,210,701
                                                =============       ============       ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $       10.48       $      11.45       $         9.99
                                                =============       ============       ==============
Investments at Cost                             $   1,706,778       $    451,526       $      506,480
                                                =============       ============       ==============
Foreign Currencies at Cost                      $       3,568       $         --       $           --
                                                =============       ============       ==============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                               U.S.           ENHANCED           U.S.             U.S.
                                              LARGE          U.S. LARGE        LARGE CAP        SMALL XM
                                             COMPANY           COMPANY           VALUE            VALUE
                                            PORTFOLIO*        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          -------------      -----------     ------------     ------------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies                  --      $     8,787     $     53,767     $      3,560
  Dividends                               $      32,655               --               --               --
  Interest                                          951               --               --               --
  Income from Securities Lending                    146               --               --               --
  Expenses Allocated from Master Funds             (877)              --               --               --
                                          -------------      -----------     ------------     ------------
      Total Investment Income                    32,875            8,787           53,767            3,560
                                          -------------      -----------     ------------     ------------
EXPENSES
  Administrative Services Fees                    3,767              402            4,923              479
  Accounting & Transfer Agent Fees                  363               14               53               13
  Legal Fees                                         11                2               21                1
  Audit Fees                                          4                1                7                1
  Filing Fees                                        96               22              142               20
  Shareholders' Reports                              64                8               94                4
  Directors' Fees and Expenses                       14                3               29                1
  Other                                              12               --               22                1
                                          -------------      -----------     ------------     ------------
      Total Expenses                              4,331              452            5,291              520
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)              (2,580)              --               --               --
                                          -------------      -----------     ------------     ------------
  Net Expenses                                    1,751              452            5,291              520
                                          -------------      -----------     ------------     ------------
  NET INVESTMENT INCOME (LOSS)                   31,124            8,335           48,476            3,040
                                          -------------      -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received
    from Affiliated Investment Companies             --               --            2,658           18,637
  Net Realized Gain (Loss) on
    Investment Securities Sold                  (13,940)            (225)            (124)            (708)
  Net Realized Gain (Loss) on Futures             1,477               --               --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                       128,705           11,113          401,748           (2,805)
    Futures                                         116               --               --               --
                                          -------------      -----------     ------------     ------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                      116,358           10,888          404,282           15,124
                                          -------------      -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $     147,482      $    19,223     $    452,758     $     18,164
                                          =============      ===========     ============     ============

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund.

                 See accompanying Notes to Financial Statements.

                                                  U.S.         U.S.            U.S.          U.S.
                                               SMALL CAP       CORE            CORE          SMALL
                                                 VALUE       EQUITY 1        EQUITY 2         CAP
                                               PORTFOLIO   PORTFOLIO(a)    PORTFOLIO(a)    PORTFOLIO
                                               ---------   ------------    ------------    ---------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies            $  84,934             --              --    $  26,613
  Dividends                                           --   $        349    $        477           --
  Interest                                            --             64              86           --
                                               ---------   ------------    ------------    ---------
      Total Investment Income                     84,934            413             563       26,613
                                               ---------   ------------    ------------    ---------
EXPENSES
  Investment Advisory Services Fees                   --             34              52           --
  Administrative Services Fees                    18,911             --              --        7,658
  Accounting & Transfer Agent Fees                    58              5               7           26
  Custodian Fees                                      --              2               2           --
  Legal Fees                                          45             --              --           17
  Audit Fees                                          13              1               1            5
  Filing Fees                                        163             13              18           70
  Shareholders' Reports                              172              8               8           54
  Directors' Fees and Expenses                        45              1               2           23
  Organizational and Offering Costs                   --              8               8           --
  Other                                               53              1               1           14
                                               ---------   ------------    ------------    ---------
      Total Expenses                              19,460             73              99        7,867
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)                   --            (27)            (32)          --
                                               ---------   ------------    ------------    ---------
  Net Expenses                                    19,460             46              67        7,867
                                               ---------   ------------    ------------    ---------
  NET INVESTMENT INCOME (LOSS)                    65,474            367             496       18,746
                                               ---------   ------------    ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received
    from Affiliated Investment Companies         533,322             --              --      104,187
  Net Realized Gain (Loss) on
    Investment Securities Sold                    54,051              6              10       35,015
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                                    49,324          2,508           4,537       80,945
                                               ---------   ------------    ------------    ---------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                       636,697          2,514           4,547      220,147
                                               ---------   ------------    ------------    ---------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                   $ 702,171   $      2,881    $      5,043    $ 238,893
                                               =========   ============    ============    =========

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                         U.S            DFA           LARGE        INTERNATIONAL
                                                        MICRO       REAL ESTATE        CAP             CORE
                                                         CAP         SECURITIES   INTERNATIONAL       EQUITY
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO(a)
                                                     -----------    -----------   -------------    -------------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies                  $    30,958             --              --               --
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0, $1,979, and
    $15, respectively)                                        --    $    53,513   $      26,368    $         316
  Interest                                                    --            363             199               77
  Income from Securities Lending                              --            111             837               --
                                                     -----------    -----------   -------------    -------------
      Total Investment Income                             30,958         53,987          27,404              393
                                                     -----------    -----------   -------------    -------------
EXPENSES
  Investment Advisory Services Fees                           --          4,660           2,460               58
  Administrative Services Fees                            13,986             --              --               --
  Accounting & Transfer Agent Fees                            32            633             701               18
  Custodian Fees                                              --            148             314               42
  Legal Fees                                                  23             11               6                1
  Audit Fees                                                   7             56              35                1
  Filing Fees                                                 99             95              78               12
  Shareholders' Reports                                      109             62              45                7
  Directors' Fees and Expenses                                22             15               8                1
  Organizational and Offering Costs                           --             --              --                8
  Other                                                       33             26              36                1
                                                     -----------    -----------   -------------    -------------
      Total Expenses                                      14,311          5,706           3,683              149
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)                           --             --              --              (68)
                                                     -----------    -----------   -------------    -------------
  Net Expenses                                            14,311          5,706           3,683               81
                                                     -----------    -----------   -------------    -------------
  NET INVESTMENT INCOME (LOSS)                            16,647         48,281          23,721              312
                                                     -----------    -----------   -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received
    from Affiliated Investment Companies                 267,454             --              --               --
  Net Realized Gain (Loss) on
    Investment Securities Sold                            (4,419)        30,781            (104)             (21)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     --             --            (200)             (91)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                            86,846        197,602          95,893            1,403
    Translation of Foreign Currency
      Denominated Amounts                                     --             --            (130)              (3)
                                                     -----------    -----------   -------------    -------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                               349,881        228,383          95,459            1,288
                                                     -----------    -----------   -------------    -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                   $   366,528    $   276,664   $     119,180    $       1,600
                                                     ===========    ===========   =============    =============

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                                             ASIA           UNITED
                                         INTERNATIONAL      JAPANESE        PACIFIC        KINGDOM
                                             SMALL            SMALL          SMALL          SMALL
                                            COMPANY          COMPANY        COMPANY        COMPANY
                                           PORTFOLIO*      PORTFOLIO*      PORTFOLIO*     PORTFOLIO*
                                         -------------     ----------      ----------     ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $3,309, $104, $30, and
    $0, respectively)                    $      52,881     $    1,386      $    1,408     $      591
  Interest                                         567             27               7              5
  Income from Securities Lending                 5,931            562              78              3
  Expenses Allocated from Master Funds          (5,112)          (248)            (86)           (40)
                                         -------------     ----------      ----------     ----------
      Total Investment Income                   54,267          1,727           1,407            559
                                         -------------     ----------      ----------     ----------
EXPENSES
  Administrative Services Fees                   8,814            462             129             70
  Accounting & Transfer Agent Fees                  37             32              31             31
  Legal Fees                                        13             --               1             --
  Audit Fees                                         4              1               1              1
  Filing Fees                                      111             34              13             14
  Shareholders' Reports                             83              4              17              1
  Directors' Fees and Expenses                      23              1              --             --
  Other                                             12              1              --              2
                                         -------------     ----------      ----------     ----------
      Total Expenses                             9,097            535             192            119
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)                 --              8             (40)           (35)
                                         -------------     ----------      ----------     ----------
  Net Expenses                                   9,097            543             152             84
                                         -------------     ----------      ----------     ----------
  NET INVESTMENT INCOME (LOSS)                  45,170          1,184           1,255            475
                                         -------------     ----------      ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
    Investment Securities Sold                 140,209         (2,902)           (907)         1,017
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                       (1,001)           (75)              3            (12)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                 200,422         32,989           2,263            554
    Translation of Foreign Currency
      Denominated Amounts                         (422)           (41)             (1)            --
                                         -------------     ----------      ----------     ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                     339,208         29,971           1,358          1,559
                                         -------------     ----------      ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $     384,378     $   31,155      $    2,613     $    2,034
                                         =============     ==========      ==========     ==========

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                                                            DFA
                                        CONTINENTAL    INTERNATIONAL                    EMERGING
                                           SMALL         SMALL CAP       EMERGING        MARKETS
                                          COMPANY          VALUE          MARKETS       SMALL CAP
                                        PORTFOLIO*       PORTFOLIO      PORTFOLIO*     PORTFOLIO*
                                        -----------    -------------    ----------     ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $145, $5,552, $5,678,
    and $964, respectively)             $       986    $      97,428    $   45,315     $    9,934
  Interest                                       10              787        11,799             97
  Income from Securities Lending                103            6,238            --             --
  Expenses Allocated from Master Funds         (105)              --        (3,908)        (1,548)
                                        -----------    -------------    ----------     ----------
      Total Investment Income                   994          104,453        53,206          8,483
                                        -----------    -------------    ----------     ----------
EXPENSES
  Investment Advisory Services Fees              --           21,300            --             --
  Administrative Services Fees                  178               --         5,758          1,420
  Accounting & Transfer Agent Fees               32            1,268            69             33
  Custodian Fees                                 --            1,252            --             --
  Legal Fees                                     11               20             8              1
  Audit Fees                                      1              114             3              1
  Filing Fees                                    16              241            63             40
  Shareholders' Reports                           3              115            68             17
  Directors' Fees and Expenses                   --               39            15              4
  Other                                          --              119            10              2
                                        -----------    -------------    ----------     ----------
      Total Expenses                            241           24,468         5,994          1,518
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)             (31)              --            --             --
                                        -----------    -------------    ----------     ----------
  Net Expenses                                  210           24,468         5,994          1,518
                                        -----------    -------------    ----------     ----------
  NET INVESTMENT INCOME (LOSS)                  784           79,985        47,212          6,965
                                        -----------    -------------    ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
    Investment Securities Sold                5,454          198,624        35,423         11,368
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                       (16)          (2,122)       (1,303)          (633)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                  715          327,449       308,725         52,595
    Translation of Foreign Currency
      Denominated Amounts                        (8)            (554)          (13)           (29)
  Deferred Thailand Capital Gains Tax            --               --           112            (55)
                                        -----------    -------------    ----------     ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                    6,145          523,397       342,944         63,246
                                        -----------    -------------    ----------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $     6,929    $     603,382    $  390,156     $   70,211
                                        ===========    =============    ==========     ==========

----------

* Investment Income and Net Realized and Unrealizd Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                                                                             DFA
                                         EMERGING           DFA            TWO-YEAR            DFA
                                          MARKETS         ONE-YEAR          GLOBAL          FIVE-YEAR
                                        CORE EQUITY     FIXED INCOME     FIXED INCOME      GOVERNMENT
                                       PORTFOLIO(a)      PORTFOLIO        PORTFOLIO         PORTFOLIO
                                       ------------     ------------     ------------      ----------
INVESTMENT INCOME
  Income Distributions Received from
    Affiliated Investment Companies              --     $     58,014     $     61,393              --
  Dividends (Net of Foregin Taxes
    Withheld of $264, $0, $0, and $0,
    respectively)                      $      2,055               --               --              --
  Interest                                       74               --               --      $   24,252
                                       ------------     ------------     ------------      ----------
      Total Investment Income                 2,129           58,014           61,393          24,252
                                       ------------     ------------     ------------      ----------
EXPENSES
  Investment Advisory Services Fees             419               --               --           1,304
  Administrative Services Fees                   --            2,005            1,829              --
  Accounting & Transfer Agent Fees               87               24               22             168
  Custodian Fees                                247               --               --              56
  Legal Fees                                      4               16               12               4
  Audit Fees                                      4                4                4              23
  Filing Fees                                    22               62               58              52
  Shareholders' Reports                          17               56               59              29
  Directors' Fees and Expenses                    2               10               12               5
  Organizational and Offering Costs              30               --               --              --
  Other                                           2               16               13              12
                                       ------------     ------------     ------------      ----------
      Total Expenses                            834            2,193            2,009           1,653
  Fees Waived, Expenses Reimbursed,
      and/or Previously Waived Fees
      Recovered by Advisor (Note C)             (70)              --               --              --
                                       ------------     ------------     ------------      ----------
  Net Expenses                                  764            2,193            2,009           1,653
                                       ------------     ------------     ------------      ----------
  NET INVESTMENT INCOME (LOSS)                1,365           55,821           59,384          22,599
                                       ------------     ------------     ------------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
    Investment Securities Sold                   59           (6,353)          (1,292)         (6,795)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                      (373)              --               --              --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                               20,526           (5,355)         (24,816)         (9,138)
    Translation of Foreign Currency
      Denominated Amounts                        (4)              --               --              --
  Deferred Thailand Capital Gains Tax           (30)              --               --              --
                                       ------------     ------------     ------------      ----------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS)                                   20,178          (11,708)         (26,108)        (15,933)
                                       ------------     ------------     ------------      ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $     21,543     $     44,113     $     33,276      $    6,666
                                       ============     ============     ============      ==========

----------
(a) The Portfolio commenced operations on April 5, 2005.

                 See accompanying Notes to Financial Statements.

                                                         DFA                DFA               DFA
                                                      FIVE-YEAR         INTERMEDIATE       SHORT-TERM
                                                        GLOBAL           GOVERNMENT        MUNICIPAL
                                                     FIXED INCOME       FIXED INCOME          BOND
                                                      PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                     ------------       ------------       ----------
INVESTMENT INCOME
  Interest                                           $     51,584       $     20,457       $   11,420
                                                     ------------       ------------       ----------
      Total Investment Income                              51,584             20,457           11,420
                                                     ------------       ------------       ----------
EXPENSES
  Investment Advisory Services Fees                         3,631                430              907
  Accounting & Transfer Agent Fees                            686                125              260
  Custodian Fees                                              176                 37               39
  Legal Fees                                                    9                  3                2
  Audit Fees                                                   52                 16               16
  Filing Fees                                                  92                 28               45
  Shareholders' Reports                                        52                 11               10
  Directors' Fees and Expenses                                 10                  3                4
  Other                                                        25                 13               38
                                                     ------------       ------------       ----------
      Total Expenses                                        4,733                666            1,321
                                                     ------------       ------------       ----------
  Fees Waived, Expenses Reimbursed, and/or
    Previously Waived Fees Recovered
    by Advisor (Note C)                                        --                 --               41
                                                     ------------       ------------       ----------
  Net Expenses                                              4,733                666            1,362
                                                     ------------       ------------       ----------
  NET INVESTMENT INCOME (LOSS)                             46,851             19,791           10,058
                                                     ------------       ------------       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment
    Securities Sold                                       (12,376)             2,656               --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                           38,493                 --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            (36,225)           (14,670)          (4,935)
    Translation of Foreign Currency Denominated
      Amounts                                              (8,276)                --               --
                                                     ------------       ------------       ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                 (18,384)           (12,014)          (4,935)
                                                     ------------       ------------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     28,467       $      7,777       $    5,123
                                                     ============       ============       ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         U.S. LARGE                      ENHANCED
                                                          COMPANY                   U.S.LARGE COMPANY
                                                         PORTFOLIO                      PORTFOLIO
                                                ----------------------------   ----------------------------
                                                    YEAR            YEAR           YEAR            YEAR
                                                   ENDED           ENDED          ENDED           ENDED
                                                  NOV. 30,        NOV. 30,       NOV .30,        NOV. 30,
                                                    2005            2004           2005            2004
                                                ------------   -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $     31,124   $      23,743   $      8,335   $       1,667
  Capital Gain Distributions Received from
    Affiliated Investment Companies                       --              --             --              --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                  (13,940)           (998)          (225)         (1,264)
  Net Realized Gain (Loss) on Futures                  1,477           3,229             --              --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                            128,705         118,762         11,113          20,021
    Futures                                              116             378             --              --
                                                ------------   -------------   ------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        147,482         145,114         19,223          20,424
                                                ------------   -------------   ------------   -------------
Distributions From:
  Net Investment Income                              (31,675)        (17,869)        (4,954)         (1,883)
  Net Short-Term Gains                                    --              --             --              --
  Net Long-Term Gains                                     --              --             --              --
                                                ------------   -------------   ------------   -------------
    Total Distributions                              (31,675)        (17,869)        (4,954)         (1,883)
                                                ------------   -------------   ------------   -------------
Capital Share Transactions (b):
  Shares Issued                                      703,770         443,844        115,653          90,004
  Shares Issued in Lieu of Cash
    Distributions                                     30,348          17,160          4,908           1,863
  Shares Redeemed                                   (202,666)       (164,645)       (43,031)        (30,153)
                                                ------------   -------------   ------------   -------------
  Net Increase (Decrease) from Capital
    Share Transactions                               531,452         296,359         77,530          61,714
                                                ------------   -------------   ------------   -------------
    Total Increase (Decrease) in Net Assets          647,259         423,604         91,799          80,255
NET ASSETS
  Beginning of Period                              1,440,869       1,017,265        221,744         141,489
                                                ------------   -------------   ------------   -------------
  End of Period                                 $  2,088,128   $   1,440,869   $    313,543   $     221,744
                                                ============   =============   ============   =============

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     19,983          13,474         12,240          10,083
    Shares Issued in Lieu of Cash
      Distributions                                      858             523            515             208
    Shares Redeemed                                   (5,728)         (4,989)        (4,530)         (3,383)
                                                ------------   -------------   ------------   -------------
                                                      15,113           9,008          8,225           6,908
                                                ============   =============   ============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)        $      9,278   $       9,829   $      3,378   $          (3)

                                                         U.S. LARGE                     U.S. SMALL
                                                         CAP VALUE                       XM VALUE
                                                         PORTFOLIO                      PORTFOLIO
                                                ----------------------------   ---------------------------
                                                    YEAR            YEAR           YEAR           YEAR
                                                   ENDED           ENDED          ENDED          ENDED
                                                  NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                    2005            2004           2005           2004
                                                ------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $     48,476   $      19,153   $      3,040   $        357
  Capital Gain Distributions Received from
    Affiliated Investment Companies                    2,658              --         18,637         11,499
  Net Realized Gain (Loss) on Investment
    Securities Sold                                     (124)           (377)          (708)          (819)
  Net Realized Gain (Loss) on Futures                     --              --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                            401,748         400,873         (2,805)        20,899
    Futures                                               --              --             --             --
                                                ------------   -------------   ------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        452,758         419,649         18,164         31,936
                                                ------------   -------------   ------------   ------------
Distributions From:
  Net Investment Income                              (34,948)        (24,851)        (2,155)          (683)
  Net Short-Term Gains                                    --              --         (7,739)        (6,051)
  Net Long-Term Gains                                     --              --         (5,689)        (5,912)
                                                ------------   -------------   ------------   ------------
    Total Distributions                              (34,948)        (24,851)       (15,583)       (12,646)
                                                ------------   -------------   ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                    1,288,976         770,612         26,407         64,693
  Shares Issued in Lieu of Cash
    Distributions                                     31,446          23,431         12,032         12,485
  Shares Redeemed                                   (322,510)       (267,908)       (27,750)       (34,067)
                                                ------------   -------------   ------------   ------------
  Net Increase (Decrease) from Capital
    Share Transactions                               997,912         526,135         10,689         43,111
                                                ------------   -------------   ------------   ------------
    Total Increase (Decrease) in Net Assets        1,415,722         920,933         13,270         62,401
NET ASSETS
  Beginning of Period                              2,630,361       1,709,428        159,325         96,924
                                                ------------   -------------   ------------   ------------
  End of Period                                 $  4,046,083   $   2,630,361   $    172,595   $    159,325
                                                ============   =============   ============   ============

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     62,860          43,662          1,632          4,309
    Shares Issued in Lieu of Cash
      Distributions                                    1,540           1,343            765            893
    Shares Redeemed                                  (15,684)        (15,122)        (1,759)        (2,282)
                                                ------------   -------------   ------------   ------------
                                                      48,716          29,883            638          2,920
                                                ============   =============   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)        $     13,498   $         (30)  $        883   $         (2)

                 See accompanying Notes to Financial Statements.

                                                              U.S. SMALL                     U.S. CORE             U.S. CORE
                                                         CAP VALUE PORTFOLIO             EQUITY 1 PORTFOLIO    EQUITY 2 PORTFOLIO
                                                  ----------------------------------     ------------------    ------------------
                                                        YEAR               YEAR          SEPT. 15, 2005 (a)    SEPT. 15, 2005 (a)
                                                       ENDED              ENDED                  TO                    TO
                                                     NOV. 30,           NOV. 30,              NOV. 30,                NOV. 30,
                                                        2005               2004                 2005                   2005
                                                  ---------------    ---------------     ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $        65,474    $         2,120     $              367    $              496
  Capital Gain Distributions Received from
    Affiliated Investment Companies                       533,322            331,592                     --                    --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                        54,051             (4,445)                     6                    10
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities                 49,324            866,604                  2,508                 4,537
                                                  ---------------    ---------------     ------------------    ------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             702,171          1,195,871                  2,881                 5,043
                                                  ---------------    ---------------     ------------------    ------------------
Distributions From:
  Net Investment Income                                   (58,533)           (17,838)                    --                    --
  Net Short-Term Gains                                    (63,661)           (51,847)                    --                    --
  Net Long-Term Gains                                    (284,230)          (216,189)                    --                    --
  Return of Capital                                            --                 --                     --                    --
                                                  ---------------    ---------------     ------------------    ------------------
    Total Distributions                                  (406,424)          (285,874)                    --                    --
                                                  ---------------    ---------------     ------------------    ------------------
Capital Share Transactions (b):
  Shares Issued                                         1,523,195          1,376,124                120,949               177,097
  Shares Issued in Lieu of Cash
    Distributions                                         386,944            277,491                     --                    --
  Shares Redeemed                                      (1,076,818)          (978,193)                  (239)                  (62)
                                                  ---------------    ---------------     ------------------    ------------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          833,321            675,422                120,710               177,035
                                                  ---------------    ---------------     ------------------    ------------------
    Total Increase (Decrease) in Net Assets             1,129,068          1,585,419                123,591               182,078
NET ASSETS
  Beginning of Period                                   5,795,166          4,209,747                     --                    --
                                                  ---------------    ---------------     ------------------    ------------------
  End of Period                                   $     6,924,234    $     5,795,166     $          123,591    $          182,078
                                                  ===============    ===============     ==================    ==================
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          56,979             56,306                 12,119                17,794
    Shares Issued in Lieu of Cash Distributions            14,717             12,282                     --                    --
    Shares Redeemed                                       (39,947)           (40,464)                   (24)                   (6)
                                                  ---------------    ---------------     ------------------    ------------------
                                                           31,749             28,124                 12,095                17,788
                                                  ===============    ===============     ==================    ==================
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $          (111)   $           (67)    $              367    $              496

                                                     U.S. SMALL CAP PORTFOLIO
                                                  ------------------------------
                                                       YEAR              YEAR
                                                      ENDED             ENDED
                                                     NOV. 30,          NOV. 30,
                                                       2005              2004
                                                  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $       18,746   $       3,415
  Capital Gain Distributions Received from
    Affiliated Investment Companies                      104,187             494
  Net Realized Gain (Loss) on Investment
    Securities Sold                                       35,015          (4,470)
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities                80,945         260,305
                                                  --------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                            238,893         259,744
                                                  --------------   -------------
Distributions From:
  Net Investment Income                                  (15,275)         (6,735)
  Net Short-Term Gains                                   (17,174)           (494)
  Net Long-Term Gains                                         --              --
  Return of Capital                                           --          (1,515)
                                                  --------------   -------------
    Total Distributions                                  (32,449)         (8,744)
                                                  --------------   -------------
Capital Share Transactions (b):
  Shares Issued                                          732,445       1,056,150
  Shares Issued in Lieu of Cash
    Distributions                                         31,458           8,415
  Shares Redeemed                                       (466,647)       (311,622)
                                                  --------------   -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                         297,256         752,943
                                                  --------------   -------------
    Total Increase (Decrease) in Net Assets              503,700       1,003,943
NET ASSETS
  Beginning of Period                                  2,137,970       1,134,027
                                                  --------------   -------------
  End of Period                                   $    2,641,670   $   2,137,970
                                                  ==============   =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         37,738          60,763
    Shares Issued in Lieu of Cash Distributions            1,631             501
    Shares Redeemed                                      (23,821)        (18,159)
                                                  --------------   -------------
                                                          15,548          43,105
                                                  ==============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $        1,149   $         (22)

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                             U.S. MICRO                       DFA REAL ESTATE
                                                                CAP                             SECURITIES
                                                             PORTFOLIO                           PORTFOLIO
                                                  ---------------------------------   --------------------------------
                                                         YEAR             YEAR               YEAR            YEAR
                                                        ENDED            ENDED              ENDED           ENDED
                                                      NOV. 30,          NOV. 30,           NOV. 30,        NOV. 30,
                                                         2005             2004               2005            2004
                                                  ---------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $        16,647   $         1,747   $        48,281   $       36,046
  Capital Gain Distributions Received from
    Affiliated Investment Companies                       267,454            57,526                --               --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                        (4,419)           53,770            30,781           30,696
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                               --                --                --               --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             86,846           332,087           197,602          205,195
    Translation of Foreign Currency Denominated
      Amounts                                                  --                --                --               --
                                                  ---------------   ---------------   ---------------   --------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             366,528           445,130           276,664          271,937
                                                  ---------------   ---------------   ---------------   --------------
Distributions From:
  Net Investment Income                                   (13,476)           (8,955)          (51,325)         (39,355)
  Net Short-Term Gains                                    (50,345)          (35,761)           (3,262)            (707)
  Net Long-Term Gains                                     (76,559)          (33,947)          (28,712)          (6,193)
                                                  ---------------   ---------------   ---------------   --------------
    Total Distributions                                  (140,380)          (78,663)          (83,299)         (46,255)
                                                  ---------------   ---------------   ---------------   --------------
Capital Share Transactions (b):
  Shares Issued                                           809,864           708,465           582,858          426,234
  Shares Issued in Lieu of Cash Distributions             132,397            75,364            82,210           45,463
  Shares Redeemed                                        (433,418)         (558,623)         (330,681)        (171,886)
                                                  ---------------   ---------------   ---------------   --------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          508,843           225,206           334,387          299,811
                                                  ---------------   ---------------   ---------------   --------------
    Total Increase (Decrease) in Net Assets               734,991           591,673           527,752          525,493
NET ASSETS
  Beginning of Period                                   3,214,520         2,622,847         1,308,898          783,405
                                                  ---------------   ---------------   ---------------   --------------
  End of Period                                   $     3,949,511   $     3,214,520   $     1,836,650   $    1,308,898
                                                  ===============   ===============   ===============   ==============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          55,055            51,580            24,982           21,487
    Shares Issued in Lieu of Cash Distributions             9,001             5,771             3,572            2,448
    Shares Redeemed                                       (29,249)          (40,560)          (14,101)          (8,746)
                                                  ---------------   ---------------   ---------------   --------------
                                                           34,807            16,791            14,453           15,189
                                                  ===============   ===============   ===============   ==============
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $         1,061   $           (40)  $           412   $        2,522

                                                             LARGE CAP                INTERNATIONAL
                                                           INTERNATIONAL               CORE EQUITY
                                                             PORTFOLIO                  PORTFOLIO
                                                  --------------------------------   -----------------
                                                        YEAR              YEAR       SEPT. 15, 2005 (a)
                                                       ENDED             ENDED              TO
                                                      NOV. 30,          NOV. 30,          NOV. 30,
                                                        2005              2004              2005
                                                  ---------------   --------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $        23,721   $       14,084   $            312
  Capital Gain Distributions Received from
    Affiliated Investment Companies                            --               --                 --
  Net Realized Gain (Loss) on Investment
    Securities Sold                                          (104)           2,103                (21)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (200)             (15)               (91)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             95,893          119,249              1,403
    Translation of Foreign Currency Denominated
      Amounts                                                (130)              32                 (3)
                                                  ---------------   --------------   -----------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             119,180          135,453              1,600
                                                  ---------------   --------------   -----------------
Distributions From:
  Net Investment Income                                   (25,310)         (20,560)                --
  Net Short-Term Gains                                         --               --                 --
  Net Long-Term Gains                                          --               --                 --
                                                  ---------------   --------------   -----------------
    Total Distributions                                   (25,310)         (20,560)                --
                                                  ---------------   --------------   -----------------
Capital Share Transactions (b):
  Shares Issued                                           300,290          291,666            119,816
  Shares Issued in Lieu of Cash Distributions              23,672           19,638                 --
  Shares Redeemed                                        (137,260)         (85,437)              (167)
                                                  ---------------   --------------   -----------------
  Net Increase (Decrease) from Capital Share
    Transactions                                          186,702          225,867            119,649
                                                  ---------------   --------------   -----------------
    Total Increase (Decrease) in Net Assets               280,572          340,760            121,249
NET ASSETS
  Beginning of Period                                     844,883          504,123                 --
                                                  ---------------   --------------   -----------------
  End of Period                                   $     1,125,455   $      844,883   $        121,249
                                                  ===============   ==============   =================
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          16,677           18,507             12,052
    Shares Issued in Lieu of Cash Distributions             1,334            1,271                 --
    Shares Redeemed                                        (7,582)          (5,382)               (16)
                                                  ---------------   --------------   -----------------
                                                           10,429           14,396             12,036
                                                  ===============   ==============   =================
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $          (207)  $        1,463   $            221

----------
(a) The Portfolio commenced operations on September 15, 2005.

                 See accompanying Notes to Financial Statements.

                                                        INTERNATIONAL                     JAPANESE
                                                        SMALL COMPANY                  SMALL COMPANY
                                                          PORTFOLIO                      PORTFOLIO
                                                 ----------------------------   ----------------------------
                                                     YEAR            YEAR            YEAR           YEAR
                                                     ENDED          ENDED           ENDED          ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                     2005            2004            2005           2004
                                                 -------------   ------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $      45,170   $     23,252   $       1,184  $         477
  Net Realized Gain (Loss) on Investment
    Securities Sold                                    140,209         41,764          (2,902)        (3,850)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                               (1,001)            97             (75)            (5)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency         200,422        286,938          32,989         14,049
    Translation of Foreign Currency
      Denominated Amounts                                 (422)            92             (41)            12
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          384,378        352,143          31,155         10,683
                                                 -------------   ------------   -------------  -------------
Distributions From:
  Net Investment Income                                (40,592)       (32,182)         (1,062)          (396)
  Net Short-Term Gains                                  (2,774)            --              --             --
  Net Long-Term Gains                                  (37,025)            --              --             --
                                                 -------------   ------------   -------------  -------------
    Total Distributions                                (80,391)       (32,182)         (1,062)          (396)
                                                 -------------   ------------   -------------  -------------
Capital Share Transactions (b):
  Shares Issued                                        916,879        540,048          80,897         41,185
  Shares Issued in Lieu of Cash Distributions           76,094         31,815           1,058            396
  Shares Redeemed                                     (229,913)      (143,527)         (7,932)        (8,702)
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       763,060        428,336          74,023         32,879
                                                 -------------   ------------   -------------  -------------
    Total Increase (Decrease) in Net Assets          1,067,047        748,297         104,116         43,166
NET ASSETS
  Beginning of Period                                1,658,184        909,887          65,879         22,713
                                                 -------------   ------------   -------------  -------------
  End of Period                                  $   2,725,231   $  1,658,184   $     169,995  $      65,879
                                                 =============   ============   =============  =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       60,778         43,527           5,182          3,229
    Shares Issued in Lieu of Cash Distributions          5,344          2,697              75             37
    Shares Redeemed                                    (15,206)       (11,553)           (510)          (659)
                                                 -------------   ------------   -------------  -------------
                                                        50,916         34,671           4,747          2,607
                                                 =============   ============   =============  =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)         $       9,687   $      3,892   $         300  $          74

                                                         ASIA PACIFIC                 UNITED KINGDOM
                                                        SMALL COMPANY                 SMALL COMPANY
                                                          PORTFOLIO                     PORTFOLIO
                                                 ----------------------------  ----------------------------
                                                     YEAR            YEAR           YEAR           YEAR
                                                    ENDED           ENDED          ENDED          ENDED
                                                   NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                     2005           2004           2005            2004
                                                 ------------   -------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $      1,255   $         822  $         475   $        306
  Net Realized Gain (Loss) on Investment
    Securities Sold                                      (907)         (1,129)         1,017            781
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   3               9            (12)            (5)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency          2,263           5,552            554          2,435
    Translation of Foreign Currency
      Denominated Amounts                                  (1)              1             --             (3)
                                                 ------------   -------------  -------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           2,613           5,255          2,034          3,514
                                                 ------------   -------------  -------------   ------------
Distributions From:
  Net Investment Income                                  (996)         (1,138)          (428)          (723)
  Net Short-Term Gains                                     --              --           (140)            --
  Net Long-Term Gains                                      --              --           (538)            --
                                                 ------------   -------------  -------------   ------------
    Total Distributions                                  (996)         (1,138)        (1,106)          (723)
                                                 ------------   -------------  -------------   ------------
Capital Share Transactions (b):
  Shares Issued                                        16,200          12,619          5,808          2,663
  Shares Issued in Lieu of Cash Distributions             963           1,136          1,106            723
  Shares Redeemed                                      (6,588)        (11,515)        (3,080)        (2,570)
                                                 ------------   -------------  -------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       10,575           2,240          3,834            816
                                                 ------------   -------------  -------------   ------------
    Total Increase (Decrease) in Net Assets            12,192           6,357          4,762          3,607
NET ASSETS
  Beginning of Period                                  26,735          20,378         15,816         12,209
                                                 ------------   -------------  -------------   ------------
  End of Period                                  $     38,927   $      26,735  $      20,578   $     15,816
                                                 ============   =============  =============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       1,095             992            243            125
    Shares Issued in Lieu of Cash Distributions            67              96             47             37
    Shares Redeemed                                      (453)           (933)          (129)          (122)
                                                 ------------   -------------  -------------   ------------
                                                          709             155            161             40
                                                 ============   =============  =============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)         $       (182)  $        (652) $          72   $         46

                 See accompanying Notes to Financial Statements.

                                                          CONTINENTAL                DFA INTERNATIONAL
                                                         SMALL COMPANY                SMALL CAP VALUE
                                                           PORTFOLIO                     PORTFOLIO
                                                 ----------------------------   ----------------------------
                                                      YEAR           YEAR           YEAR            YEAR
                                                     ENDED          ENDED          ENDED           ENDED
                                                    NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                      2005           2004           2005            2004
                                                 -------------   ------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $         784   $        427   $     79,985    $     25,893
  Net Realized Gain (Loss) on Investment
    Securities Sold                                      5,454          1,303        198,624          61,932
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (16)            11         (2,122)            215
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
       Currency                                            715          6,844        327,449         409,293
    Translation of Foreign Currency
       Denominated Amounts                                  (8)            (6)          (554)            126
  Deferred Thailand Capital Gains Tax                       --             --             --              --
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                            6,929          8,579        603,382         497,459
                                                 -------------   ------------   -------------  -------------
Distributions From:
  Net Investment Income                                   (800)          (970)       (68,487)        (38,344)
  Net Short-Term Gains                                     (41)          (290)        (2,748)           (197)
  Net Long-Term Gains                                   (1,241)        (3,086)       (58,589)         (8,285)
                                                 -------------   ------------   -------------  -------------
    Total Distributions                                 (2,082)        (4,346)      (129,824)        (46,826)
                                                 -------------   ------------   -------------  -------------
Capital Share Transactions (b):
  Shares Issued                                         22,624          8,894      1,631,963         818,387
  Shares Issued in Lieu of Cash Distributions            2,030          4,343        122,720          45,802
  Shares Redeemed                                      (11,279)        (8,007)      (315,336)       (194,996)
                                                 -------------   ------------   -------------  -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                        13,375          5,230      1,439,347         669,193
                                                 -------------   ------------   -------------  -------------
    Total Increase (Decrease) in Net Assets             18,222          9,463      1,912,905       1,119,826
NET ASSETS
  Beginning of Period                                   33,839         24,376      2,215,523       1,095,697
                                                 -------------   ------------   -------------  -------------
  End of Period                                  $      52,061   $     33,839   $  4,128,428    $  2,215,523
                                                 =============   ============   =============  =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                        1,498            733        100,114          62,188
    Shares Issued in Lieu of Cash Distributions            145            400          7,952           3,752
    Shares Redeemed                                       (740)          (671)       (19,276)        (14,824)
                                                 -------------   ------------   -------------  -------------
                                                           903            462         88,790          51,116
                                                 =============   ============   =============  =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)         $         100   $        667   $     15,358    $        675

                                                                                     EMERGING MARKETS
                                                      EMERGING MARKETS                  SMALL CAP
                                                          PORTFOLIO                     PORTFOLIO
                                                 ----------------------------   ----------------------------
                                                      YEAR           YEAR           YEAR            YEAR
                                                     ENDED          ENDED           ENDED          ENDED
                                                    NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                      2005           2004           2005            2004
                                                 -------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                   $      47,212   $     18,139   $      6,965   $       1,818
  Net Realized Gain (Loss) on Investment
    Securities Sold                                     35,423            251         11,368           8,584
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                               (1,303)        (1,457)          (633)           (303)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
       Currency                                        308,725        239,858         52,595          26,593
    Translation of Foreign Currency
       Denominated Amounts                                 (13)            60            (29)             33
  Deferred Thailand Capital Gains Tax                      112           (960)           (55)            312
                                                 -------------   ------------   ------------   -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          390,156        255,891         70,211          37,037
                                                 -------------   ------------   ------------   -------------
Distributions From:
  Net Investment Income                                (34,905)       (19,202)        (5,773)         (2,334)
  Net Short-Term Gains                                      --             --         (2,143)           (216)
  Net Long-Term Gains                                       --             --         (6,395)           (432)
                                                 -------------   ------------   ------------   -------------
    Total Distributions                                (34,905)       (19,202)       (14,311)         (2,982)
                                                 -------------   ------------   ------------   -------------
Capital Share Transactions (b):
  Shares Issued                                        529,327        385,464        256,971          99,556
  Shares Issued in Lieu of Cash Distributions           27,569         17,283         12,694           2,969
  Shares Redeemed                                     (238,739)      (101,734)       (33,215)        (30,905)
                                                 -------------   ------------   ------------   -------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       318,157        301,013        236,450          71,620
                                                 -------------   ------------   ------------   -------------
    Total Increase (Decrease) in Net Assets            673,408        537,702        292,350         105,675
NET ASSETS
  Beginning of Period                                1,131,778        594,076        190,028          84,353
                                                 -------------   ------------   ------------   -------------
  End of Period                                   $  1,805,186   $  1,131,778   $    482,378   $     190,028
                                                 =============   ============   ============   =============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       29,980         28,628         21,111           9,869
    Shares Issued in Lieu of Cash Distributions          1,606          1,348          1,103             317
    Shares Redeemed                                    (13,356)        (7,497)        (2,747)         (3,223)
                                                 -------------   ------------   ------------   -------------
                                                        18,230         22,479         19,467           6,963
                                                 =============   ============   ============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS)          $     13,645   $      4,408   $        479   $         296

                 See accompanying Notes to Financial Statements.

                                                           EMERGING MARKETS              DFA ONE-YEAR
                                                              CORE EQUITY                FIXED INCOME
                                                               PORTFOLIO                  PORTFOLIO
                                                         ---------------------   ----------------------------
                                                           APRIL 5, 2005 (a)         YEAR           YEAR
                                                                  TO                ENDED          ENDED
                                                                NOV. 30,           NOV. 30,       NOV. 30,
                                                                  2005               2005           2004
                                                         ---------------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $               1,365   $      55,821   $     24,725
  Capital Gain Distributions Received from
    Affiliated Investment Companies                                         --              --          9,757
  Net Realized Gain (Loss) on Investment Securities
    Sold                                                                    59          (6,353)        (3,878)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                          (373)             --             --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency                          20,526          (5,355)       (12,753)
    Translation of Foreign Currency Denominated
       Amounts                                                              (4)             --             --
  Deferred Thailand Capital Gains Tax                                      (30)             --             --
                                                         ---------------------   -------------   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                                     21,543          44,113         17,851
                                                         ---------------------   -------------   ------------
Distributions From:
  Net Investment Income                                                   (702)        (56,058)       (24,460)
  Net Short-Term Gains                                                      --              --         (9,586)
  Net Long-Term Gains                                                       --              --             --
                                                         ---------------------   -------------   ------------
    Total Distributions                                                   (702)        (56,058)       (34,046)
                                                         ---------------------   -------------   ------------
Capital Share Transactions (b):
  Shares Issued                                                        199,719       1,223,759      1,216,580
  Shares Issued in Lieu of Cash Distributions                              698          53,640         31,872
  Shares Redeemed                                                       (2,695)     (1,050,144)      (948,419)
                                                         ---------------------   -------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                                       197,722         227,255        300,033
                                                         ---------------------   -------------   ------------
    Total Increase (Decrease) in Net Assets                            218,563         215,310        283,838
NET ASSETS
  Beginning of Period                                                       --       1,738,574      1,454,736
                                                         ---------------------   -------------   ------------
  End of Period                                          $             218,563   $   1,953,884   $  1,738,574
                                                         =====================   =============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                       19,128         120,340        118,714
    Shares Issued in Lieu of Cash Distributions                             66           5,284          3,118
    Shares Redeemed                                                       (253)       (103,336)       (92,631)
                                                         ---------------------   -------------   ------------
                                                                        18,941          22,288         29,201
                                                         =====================   =============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                 $                 290   $         136   $        373

                                                                DFA TWO-YEAR                  DFA FIVE-YEAR
                                                             GLOBAL FIXED INCOME               GOVERNMENT
                                                                  PORTFOLIO                     PORTFOLIO
                                                         ---------------------------   ---------------------------
                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $     59,384   $     20,008   $     22,599   $     15,105
  Capital Gain Distributions Received from
    Affiliated Investment Companies                                --         13,460             --             --
  Net Realized Gain (Loss) on Investment Securities
    Sold                                                       (1,292)          (372)        (6,795)          (884)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   --             --             --             --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency                (24,816)       (18,662)        (9,138)        (1,529)
    Translation of Foreign Currency Denominated
       Amounts                                                     --             --             --             --
  Deferred Thailand Capital Gains Tax                              --             --             --             --
                                                         ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                            33,276         14,434          6,666         12,692
                                                         ------------   ------------   ------------   ------------
Distributions From:
  Net Investment Income                                       (39,243)       (22,447)       (20,081)       (16,684)
  Net Short-Term Gains                                             --        (13,106)            --           (429)
  Net Long-Term Gains                                              --             --             --        (13,164)
                                                         ------------   ------------   ------------   ------------
    Total Distributions                                       (39,243)       (35,553)       (20,081)       (30,277)
                                                         ------------   ------------   ------------   ------------
Capital Share Transactions (b):
  Shares Issued                                               729,113        740,944        301,640        234,672
  Shares Issued in Lieu of Cash Distributions                  38,994         35,364         19,831         29,995
  Shares Redeemed                                            (444,243)      (275,289)      (101,843)      (107,440)
                                                         ------------   ------------   ------------   ------------
  Net Increase (Decrease) from Capital Share
    Transactions                                              323,864        501,019        219,628        157,227
                                                         ------------   ------------   ------------   ------------
    Total Increase (Decrease) in Net Assets                   317,897        479,900        206,213        139,642
NET ASSETS
  Beginning of Period                                       1,674,972      1,195,072        542,634        402,992
                                                         ------------   ------------   ------------   ------------
  End of Period                                          $  1,992,869   $  1,674,972   $    748,847   $    542,634
                                                         ============   ============   ============   ============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                              73,792         74,279         28,733         21,929
    Shares Issued in Lieu of Cash Distributions                 3,952          3,553          1,884          2,835
    Shares Redeemed                                           (44,955)       (27,584)        (9,705)       (10,011)
                                                         ------------   ------------   ------------   ------------
                                                               32,789         50,248         20,912         14,753
                                                         ============   ============   ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                 $     20,119   $        (22)  $      6,753   $      4,235

----------
(a) The Portfolio commenced operations on April 5, 2005.

                 See accompanying Notes to Financial Statements.

                                                                                                                DFA
                                                                          DFA                              INTERMEDIATE
                                                                       FIVE-YEAR                            GOVERNMENT
                                                                  GLOBAL FIXED INCOME                      FIXED INCOME
                                                                       PORTFOLIO                             PORTFOLIO
                                                          -----------------------------------   -----------------------------------
                                                                YEAR               YEAR               YEAR               YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                              NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                                2005               2004               2005               2004
                                                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $         46,851   $         34,954   $         19,791   $         16,093
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                          (12,376)            (5,049)             2,656              1,129
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                   38,493             (6,964)                --                 --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                    (36,225)            11,559            (14,670)            (3,418)
     Translation of Foreign Currency Denominated Amounts            (8,276)            (2,966)                --                 --
                                                          ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     28,467             31,534              7,777             13,804
                                                          ----------------   ----------------   ----------------   ----------------
Distributions From:
   Net Investment Income                                           (33,648)           (32,175)           (18,785)           (15,547)
   Net Short-Term Gains                                                 --             (7,366)                --               (630)
   Net Long-Term Gains                                                  --            (30,042)            (1,145)            (6,872)
                                                          ----------------   ----------------   ----------------   ----------------
     Total Distributions                                           (33,648)           (69,583)           (19,930)           (23,049)
                                                          ----------------   ----------------   ----------------   ----------------
Capital Share Transactions (b):
   Shares Issued                                                   700,092            486,993            166,372             94,918
   Shares Issued in Lieu of Cash Distributions                      33,104             69,052             19,193             22,843
   Shares Redeemed                                                (233,800)          (281,857)           (82,982)           (51,642)
                                                          ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) from Capital Share
     Transactions                                                  499,396            274,188            102,583             66,119
                                                          ----------------   ----------------   ----------------   ----------------
     Total Increase (Decrease) in Net Assets                       494,215            236,139             90,430             56,874
NET ASSETS
   Beginning of Period                                           1,205,578            969,439            373,108            316,234
                                                          ----------------   ----------------   ----------------   ----------------
   End of Period                                          $      1,699,793   $      1,205,578   $        463,538   $        373,108
                                                          ================   ================   ================   ================
(b) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                    66,475             46,221             14,310              8,057
   Shares Issued in Lieu of Cash Distributions                       3,137              6,592              1,644              1,941
   Shares Redeemed                                                 (22,214)           (26,765)            (7,125)            (4,392)
                                                          ----------------   ----------------   ----------------   ----------------
                                                                    47,398             26,048              8,829              5,606
                                                          ================   ================   ================   ================
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $         54,885   $         10,106   $          5,195   $          4,189

                                                                         DFA
                                                                      SHORT-TERM
                                                                    MUNICIPAL BOND
                                                                       PORTFOLIO
                                                          ----------------------------------
                                                                YEAR              YEAR
                                                               ENDED             ENDED
                                                              NOV. 30,          NOV. 30,
                                                                2005              2004
                                                          ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $         10,058   $         5,359
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                               --               (17)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     (4,935)           (1,598)
     Translation of Foreign Currency Denominated Amounts                --                --
                                                          ----------------   ---------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      5,123             3,744
                                                          ----------------   ---------------
Distributions From:
   Net Investment Income                                            (9,493)           (5,043)
   Net Short-Term Gains                                                 --                --
   Net Long-Term Gains                                                  --                --
                                                          ----------------   ---------------
     Total Distributions                                            (9,493)           (5,043)
                                                          ----------------   ---------------
Capital Share Transactions (b):
   Shares Issued                                                   233,759           221,275
   Shares Issued in Lieu of Cash Distributions                       9,267             4,959
   Shares Redeemed                                                (108,822)          (56,615)
                                                          ----------------   ---------------
   Net Increase (Decrease) from Capital Share
     Transactions                                                  134,204           169,619
                                                          ----------------   ---------------
     Total Increase (Decrease) in Net Assets                       129,834           168,320
NET ASSETS
   Beginning of Period                                             381,709           213,389
                                                          ----------------   ---------------
   End of Period                                          $        511,543   $       381,709
                                                          ================   ===============
(b) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                    23,287            21,904
   Shares Issued in Lieu of Cash Distributions                         924               492
   Shares Redeemed                                                 (10,845)           (5,608)
                                                          ----------------   ---------------
                                                                    13,366            16,788
                                                          ================   ===============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $          1,184   $           619

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. LARGE COMPANY PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      34.59   $      31.16   $      27.56   $      33.51   $      38.70
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.60           0.61           0.47           0.42           0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               2.28           3.31           3.57          (5.95)         (5.19)
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          2.88           3.92           4.04          (5.53)         (4.77)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.68)         (0.49)         (0.44)         (0.42)         (0.42)
   Net Realized Gains                                            --             --             --             --             --
   Tax Return of Capital                                         --             --             --             --             --
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.68)         (0.49)         (0.44)         (0.42)         (0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      36.79   $      34.59   $      31.16   $      27.56   $      33.51
===============================================================================================================================
Total Return                                                   8.41%         12.68%         14.90%        (16.64)%       (12.41)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  2,088,128   $  1,440,869   $  1,017,265   $    775,769   $    851,921
Ratio of Expenses to Average Net Assets(3)                     0.15%          0.15%          0.15%          0.15%          0.15%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.30%          0.30%          0.30%          0.30%          0.30%
Ratio of Net Investment Income to Average Net Assets           1.78%          1.92%          1.66%          1.43%          1.16%
-------------------------------------------------------------------------------------------------------------------------------

                                                                         ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $       9.35   $       8.42   $       7.41   $       8.91   $      11.91
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.29           0.09           0.10           0.16           0.06
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               0.37           0.94           1.02          (1.52)         (1.27)
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          0.66           1.03           1.12          (1.36)         (1.21)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.19)         (0.10)         (0.11)         (0.14)         (0.68)
   Net Realized Gains                                            --             --             --             --          (0.75)
   Tax Return of Capital                                         --             --             --             --          (0.36)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.19)         (0.10)         (0.11)         (0.14)         (1.79)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $       9.82   $       9.35   $       8.42   $       7.41   $       8.91
===============================================================================================================================
Total Return                                                   7.08%         12.28%         15.39%        (15.40)%       (11.90)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $    313,543   $    221,744   $    141,489   $    101,329   $     90,780
Ratio of Expenses to Average Net Assets(3)                     0.34%          0.37%          0.36%          0.37%          0.39%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.34%          0.37%          0.36%          0.37%          0.39%
Ratio of Net Investment Income to Average Net Assets           3.11%          0.95%          1.32%          2.00%          0.36%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                            U.S. LARGE CAP VALUE PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      19.37   $      16.14   $      13.63   $      16.97   $      18.36
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.30           0.16           0.20           0.19           0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               2.49           3.28           2.50          (1.51)          1.46
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          2.79           3.44           2.70          (1.32)          1.75
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.23)         (0.21)         (0.19)         (0.21)         (0.30)
   Net Realized Gains                                            --             --             --          (1.81)         (2.84)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.23)         (0.21)         (0.19)         (2.02)         (3.14)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      21.93   $      19.37   $      16.14   $      13.63   $      16.97
===============================================================================================================================
Total Return                                                  14.49%         21.48%         20.10%         (8.77)%        10.83%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  4,046,083   $  2,630,361   $  1,709,428   $  1,176,711   $  1,166,611
Ratio of Expenses to Average Net Assets(3)                     0.30%          0.32%          0.31%          0.32%          0.31%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.30%          0.32%          0.31%          0.32%          0.31%
Ratio of Net Investment Income to Average Net Assets           1.48%          0.89%          1.46%          1.25%          1.59%
-------------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. SMALL XM VALUE PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      17.09   $      15.14   $      12.41   $      13.03   $      11.06
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.32           0.86           0.05           0.07           0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                               1.59           2.88           4.12           0.18           2.38
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          1.91           3.74           4.17           0.25           2.52
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.23)         (0.90)         (0.09)         (0.12)         (0.18)
   Net Realized Gains                                         (1.44)         (0.89)         (1.35)         (0.75)         (0.37)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (1.67)         (1.79)         (1.44)         (0.87)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      17.33   $      17.09   $      15.14   $      12.41   $      13.03
===============================================================================================================================
Total Return                                                  12.17%         27.36%         38.43%          1.77%         23.77%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $    172,595   $    159,325   $     96,924   $     66,954   $     69,130
Ratio of Expenses to Average Net Assets(3)                     0.47%          0.50%          0.47%          0.50%          0.47%
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Assumption of Expenses and/or
   Recovery of Previously Waived Fees)(3)                      0.47%          0.48%          0.48%          0.52%          0.47%
Ratio of Net Investment Income to Average Net Assets           1.91%          0.27%          0.41%          0.73%          1.03%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                       U.S. SMALL CAP VALUE PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      27.71     $      23.26     $      17.70     $      21.11     $      18.79
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.29             0.30             0.08             0.08             0.12
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        2.66             5.73             7.21             0.19             3.95
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 2.95             6.03             7.29             0.27             4.07
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.26)           (0.38)           (0.07)           (0.12)           (0.13)
   Net Realized Gains                                (1.66)           (1.20)           (1.66)           (3.56)           (1.62)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (1.92)           (1.58)           (1.73)           (3.68)           (1.75)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      28.74     $      27.71     $      23.26     $      17.70     $      21.11
==============================================================================================================================
Total Return                                         11.32%           27.46%           45.92%            0.71%           23.47%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  6,924,234     $  5,795,166     $  4,209,747     $  2,972,651     $  2,914,661
Ratio of Expenses to Average Net Assets               0.55%(3)         0.56%(3)         0.56%(3)         0.56%(3)         0.56%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.55%(3)         0.56%(3)         0.56%(3)         0.56%(3)         0.56%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         1.04%            0.04%            0.46%            0.42%            0.54%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                U.S. CORE
                                                 EQUITY 1
                                                PORTFOLIO
                                            -----------------
                                             FOR THE PERIOD
                                            SEPT. 15, 2005(4)
                                                  TO
                                             NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.03
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           0.19
                                            -----------------
     Total From Investment Operations                    0.22
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   --
   Net Realized Gains                                      --
                                            -----------------
     Total Distributions                                   --
=============================================================
Net Asset Value, End of Period              $           10.22
-------------------------------------------------------------
     Total Return                                        2.20%(2)
Net Assets, End of Period (thousands)       $         123,591
Ratio of Expenses to Average Net Assets                  0.23%(1)(6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                          0.37%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.85%(1)(6)
Portfolio Turnover Rate                                     0%(2)
-------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                U.S. CORE
                                                 EQUITY 2
                                                PORTFOLIO
                                            -----------------
                                             FOR THE PERIOD
                                            SEPT. 15, 2005(4)
                                                   TO
                                             NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.03
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           0.21
                                            -----------------
     Total From Investment Operations                    0.24
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   --
   Net Realized Gains                                      --
   Tax Return of Capital                                   --
     Total Distributions                                   --
-------------------------------------------------------------
Net Asset Value, End of Period              $           10.24
=============================================================
Total Return                                             2.40%(2)
-------------------------------------------------------------
Net Assets, End of Period (thousands)       $         182,078
Ratio of Expenses to Average Net Assets                  0.26%(1)(6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                          0.38%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.92%(1)(6)
Portfolio Turnover Rate                                     0%(2)
-------------------------------------------------------------

                                                                        U.S. SMALL CAP PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                 2005              2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      19.13     $      16.52     $      11.97     $      14.43     $      14.27
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.15             0.05             0.06             0.07             0.09
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.75             2.67             4.65            (1.16)            1.57
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 1.90             2.72             4.71            (1.09)            1.66
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.13)           (0.10)           (0.07)           (0.08)           (0.09)
   Net Realized Gains                                (0.15)              --            (0.09)           (1.29)           (1.41)
   Tax Return of Capital                                --            (0.01)              --               --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.28)           (0.11)           (0.16)           (1.37)           (1.50)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      20.75     $      19.13     $      16.52     $      11.97     $      14.43
==============================================================================================================================
Total Return                                         10.04%           16.59%           39.89%           (8.73)%          12.70%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  2,641,670     $  2,137,970     $  1,134,027     $    646,872     $    784,278
Ratio of Expenses to Average Net Assets               0.40%(3)         0.41%(3)         0.42%(3)         0.41%(3)         0.42%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.40%(3)         0.41%(3)         0.42%(3)         0.41%(3)         0.42%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         0.78%            0.22%            0.52%            0.47%            0.62%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                          U.S. MICRO CAP PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      15.06     $      13.34     $       9.07     $      11.09     $      11.93
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.07             0.19             0.03             0.03             0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        1.43             1.93             4.40            (0.29)            1.59
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 1.50             2.12             4.43            (0.26)            1.64
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.06)           (0.22)           (0.02)           (0.05)           (0.05)
   Net Realized Gains                                (0.59)           (0.18)           (0.14)           (1.71)           (2.43)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.65)           (0.40)           (0.16)           (1.76)           (2.48)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      15.91     $      15.06     $      13.34     $       9.07     $      11.09
==============================================================================================================================
Total Return                                         10.33%           16.34%           49.69%           (3.31%)          17.22%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  3,949,511     $  3,214,520     $  2,622,847     $  1,609,472     $  1,606,367
Ratio of Expenses to Average Net Assets               0.55%(3)         0.56%(3)         0.56%(3)         0.56%(3)         0.56%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         0.48%            0.06%            0.25%            0.24%            0.41%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                    DFA REAL ESTATE SECURITIES PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      23.02     $      18.80     $      14.91     $      15.02     $      13.51
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.82             0.62             0.64             0.54             0.82
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        3.33             4.47             4.08             0.18             1.49
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 4.15             5.09             4.72             0.72             2.31
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.86)           (0.71)           (0.75)           (0.75)           (0.80)
   Net Realized Gains                                (0.56)           (0.16)           (0.08)           (0.08)              --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (1.42)           (0.87)           (0.83)           (0.83)           (0.80)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      25.75     $      23.02     $      18.80     $      14.91     $      15.02
==============================================================================================================================
Total Return                                         18.81%           29.44%           33.48%            5.36%           17.76%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,836,650     $  1,308,898     $    783,405     $    413,264     $    283,732
Ratio of Expenses to Average Net Assets               0.37%            0.39%            0.41%            0.42%            0.43%
Ratio of Net Investment Income to Average
   Net Assets                                         3.11%            3.61%            4.19%            4.71%            5.55%
Portfolio Turnover Rate                                  3%               6%               2%               2%               6%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                          LARGE CAP INTERNATIONAL PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                          ENDED           ENDED          ENDED          ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      17.31   $      14.65   $      12.10   $      13.90   $      17.30
                                                       ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                0.44           0.31           0.25           0.22           0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                 1.72           2.86           2.51          (1.79)         (3.38)
                                                       ------------   ------------   ------------   ------------   ------------
     Total From Investment Operations                          2.16           3.17           2.76          (1.57)         (3.13)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                      (0.47)         (0.51)         (0.21)         (0.23)         (0.22)
   Net Realized Gains                                            --             --             --             --          (0.05)
                                                       ------------   ------------   ------------   ------------   ------------
     Total Distributions                                      (0.47)         (0.51)         (0.21)         (0.23)         (0.27)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      19.00   $      17.31   $      14.65   $      12.10   $      13.90
===============================================================================================================================
Total Return                                                  12.73%         22.09%         23.32%        (11.50)%       (18.42)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $  1,125,455   $    844,883   $    504,123   $    337,367   $    344,871
Ratio of Expenses to Average Net Assets                        0.37%          0.41%          0.43%          0.44%          0.45%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously Waived
   Fees)                                                       0.37%          0.41%          0.43%          0.44%          0.45%
Ratio of Net Investment Income to Average Net Assets           2.41%          2.07%          2.10%          1.74%          1.65%
Portfolio Turnover Rate                                           4%             1%             1%             9%             4%
-------------------------------------------------------------------------------------------------------------------------------

                                              INTERNATIONAL
                                               CORE EQUITY
                                                PORTFOLIO
                                            ------------------
                                              FOR THE PERIOD
                                                SEPT. 15,
                                                 2005(4)
                                                    TO
                                              NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.04(5)
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           0.03
                                            -----------------
     Total From Investment Operations                    0.07
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   --
   Net Realized Gains                                      --
                                            -----------------
     Total Distributions                                   --
-------------------------------------------------------------
Net Asset Value, End of Period              $           10.07
=============================================================
Total Return                                             0.70%(2)
-------------------------------------------------------------
Net Assets, End of Period (thousands)       $         121,249
Ratio of Expenses to Average Net Assets                  0.49%(1)( 6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived  Fees)                                         0.90%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.89%(1)
Portfolio Turnover Rate                                     0%(2)
-------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                          YEAR            YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      14.12    $      11.00   $       7.41   $       7.67   $       8.49
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.31(5)         0.22           0.16           0.14           0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                2.38            3.24           3.57          (0.25)         (0.67)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         2.69            3.46           3.73          (0.11)         (0.52)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.29)          (0.34)         (0.14)         (0.15)         (0.17)
   Net Realized Gains                                        (0.33)             --             --             --          (0.13)
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.62)          (0.34)         (0.14)         (0.15)         (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      16.19    $      14.12   $      11.00   $       7.41   $       7.67
===============================================================================================================================
Total Return                                                 19.74%          32.10%         51.28%         (1.39)%        (6.36)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  2,725,231    $  1,658,184   $    909,887   $    464,578   $    356,200
Ratio of Expenses to Average Net Assets(3)                    0.64%           0.69%          0.71%          0.71%          0.72%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.64%           0.69%          0.71%          0.71%          0.72%
Ratio of Net Investment Income to
   Average Net Assets                                         2.05%           1.82%          1.97%          1.83%          2.02%
-------------------------------------------------------------------------------------------------------------------------------

                                                                          JAPANESE SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      13.99    $      10.80   $       7.49   $       8.42   $       9.90
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.16(5)         0.22           0.05           0.06           0.09
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                4.00            3.16           3.35          (0.90)         (1.46)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         4.16            3.38           3.40          (0.84)         (1.37)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.18)          (0.19)         (0.09)         (0.09)         (0.11)
   Net Realized Gains                                           --              --             --             --             --
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.18)          (0.19)         (0.09)         (0.09)         (0.11)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      17.97    $      13.99   $      10.80   $       7.49   $       8.42
===============================================================================================================================
Total Return                                                 30.13%          31.79%         46.01%         (9.96)%       (13.94)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    169,995    $     65,879   $     22,713   $     51,819   $     76,570
Ratio of Expenses to Average Net Assets(3)                    0.68%           0.73%          0.75%          0.74%          0.74%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.68%           0.79%          0.85%          0.75%          0.74%
Ratio of Net Investment Income to
   Average Net Assets                                         1.03%           1.01%          1.18%          0.76%          0.93%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                         ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      14.54    $      12.10   $       7.92   $       7.70   $       7.89
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.70            0.50          (0.13)          0.24           0.25
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                0.54            2.58           4.69           0.27          (0.06)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         1.24            3.08           4.56           0.51           0.19
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.50)          (0.64)         (0.38)         (0.29)         (0.38)
   Net Realized Gains                                           --              --             --             --             --
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.50)          (0.64)         (0.38)         (0.29)         (0.38)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      15.28    $      14.54   $      12.10   $       7.92   $       7.70
===============================================================================================================================
Total Return                                                  8.81%          26.73%         60.57%          6.92%          2.32%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $     38,927    $     26,735   $     20,378   $     54,185   $     74,185
Ratio of Expenses to Average Net Assets(3)                    0.74%           0.80%          0.78%          0.79%          0.75%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.86%           0.96%          0.88%          0.80%          0.75%
Ratio of Net Investment Income to
   Average Net Assets                                         3.89%           3.29%          2.87%          3.23%          3.18%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      23.47    $      19.26   $      14.24   $      16.23   $      19.31
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.64(5)         0.48           0.62           0.50           0.47
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                2.15            4.87           5.26          (1.23)         (1.26)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         2.79            5.35           5.88          (0.73)         (0.79)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.59)          (1.14)         (0.54)         (0.48)         (0.63)
   Net Realized Gains                                        (1.02)             --          (0.32)         (0.78)         (1.66)
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (1.61)          (1.14)         (0.86)         (1.26)         (2.29)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      24.65    $      23.47   $      19.26   $      14.24   $      16.23
===============================================================================================================================
Total Return                                                 12.35%          29.05%         44.01%         (5.13)%        (5.36)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $     20,578    $     15,816   $     12,209   $     28,985   $     41,143
Ratio of Expenses to Average Net Assets(3)                    0.70%           0.74%          0.73%          0.73%          0.74%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)(3)                                            0.89%           1.04%          0.96%          0.80%          0.79%
Ratio of Net Investment Income to
   Average Net Assets                                         2.70%           2.21%          2.83%          2.55%          2.38%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                    CONTINENTAL SMALL COMPANY PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      14.12     $      12.60     $       8.93     $       9.96     $      12.33
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.21             0.17             0.49             0.23             0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        2.28             3.64             3.83             0.02            (0.85)
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 2.49             3.81             4.32             0.25            (0.58)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.30)           (0.50)           (0.22)           (0.27)           (0.32)
   Net Realized Gains                                (0.53)           (1.79)           (0.43)           (1.01)           (1.47)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.83)           (2.29)           (0.65)           (1.28)           (1.79)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      15.78     $      14.12     $      12.60     $       8.93     $       9.96
==============================================================================================================================
Total Return                                         18.42%           35.91%           52.10%            2.71%           (5.85)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $     52,061     $     33,839     $     24,376     $     60,743     $     82,883
Ratio of Expenses to Average Net Assets               0.71%(3)         0.73%(3)         0.77%(3)         0.78%(3)         0.76%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.78%(3)         0.87%(3)         0.88%(3)         0.78%(3)         0.76%(3)
Ratio of Net Investment Income to
   Average Net Assets                                 1.77%            1.56%            2.07%            1.84%            2.28%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      15.16     $      11.52     $       7.42     $       7.39     $       7.84
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.40(5)          0.23             0.16             0.15             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                        2.77             3.85             4.09             0.06            (0.20)
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 3.17             4.08             4.25             0.21            (0.01)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.36)           (0.35)           (0.15)           (0.18)           (0.18)
   Net Realized Gains                                (0.40)           (0.09)              --               --            (0.26)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.76)           (0.44)           (0.15)           (0.18)           (0.44)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      17.57     $      15.16     $      11.52     $       7.42     $       7.39
==============================================================================================================================
Total Return                                         21.75%           36.34%           58.44%            2.95%           (0.15)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  4,128,428     $  2,215,523     $  1,095,697     $    576,537     $    492,911
Ratio of Expenses to Average Net Assets               0.75%            0.78%            0.81%            0.83%            0.83%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.75%            0.78%            0.81%            0.83%            0.83%
Ratio of Net Investment Income to
   Average Net Assets                                 2.44%            1.63%            1.75%            1.87%            2.36%
Portfolio Turnover Rate                                 13%              10%              10%              21%              13%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                             EMERGING MARKETS PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      15.61    $      11.87   $       8.65   $       8.62   $       9.52
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.58(5)         0.27           0.16           0.10           0.12
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                4.13            3.80           3.18           0.05          (0.96)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         4.71            4.07           3.34           0.15          (0.84)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.43)          (0.33)         (0.12)         (0.12)         (0.06)
   Net Realized Gains                                           --              --             --             --             --
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.43)          (0.33)         (0.12)         (0.12)         (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      19.89    $      15.61   $      11.87   $       8.65   $       8.62
===============================================================================================================================
Total Return                                                 30.65%          34.95%         39.13%          1.71%         (8.95)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  1,805,186    $  1,131,778   $    594,076   $    333,866   $    298,036
Ratio of Expenses to Average Net Assets(3)                    0.69%           0.74%          0.78%          0.78%          0.90%
Ratio of Net Investment Income to
   Average Net Assets                                         3.28%           2.20%          1.79%          1.20%          1.50%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        EMERGING MARKETS SMALL CAP PORTFOLIO
                                                      -------------------------------------------------------------------------
                                                         YEAR             YEAR           YEAR           YEAR          YEAR
                                                         ENDED            ENDED          ENDED          ENDED         ENDED
                                                        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005            2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      11.44    $       8.74   $       5.89   $       5.33   $       6.79
                                                      ------------    ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.27(5)         0.11           0.10           0.06           0.10
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                2.37            2.85           2.88           0.54          (0.65)
                                                      ------------    ------------   ------------   ------------   ------------
     Total From Investment Operations                         2.64            2.96           2.98           0.60          (0.55)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.22)          (0.19)         (0.07)         (0.04)         (0.06)
   Net Realized Gains                                        (0.49)          (0.07)         (0.06)            --          (0.85)
                                                      ------------    ------------   ------------   ------------   ------------
     Total Distributions                                     (0.71)          (0.26)         (0.13)         (0.04)         (0.91)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      13.37    $      11.44   $       8.74   $       5.89   $       5.33
===============================================================================================================================
Total Return                                                 24.27%          34.55%         51.84%         11.23%         (9.44)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    482,378    $    190,028   $     84,353   $     26,516   $     15,172
Ratio of Expenses to Average Net Assets(3)                    0.97%           1.04%          1.12%          1.20%          1.56%
Ratio of Net Investment Income to
   Average Net Assets                                         2.21%           1.41%          1.81%          1.31%          1.18%
-------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                EMERGING
                                              MARKETS CORE
                                                 EQUITY
                                                PORTFOLIO
                                            -----------------
                                             FOR THE PERIOD
                                             APRIL 5, 2005(4)
                                                   TO
                                              NOV. 30, 2005
-------------------------------------------------------------
Net Asset Value, Beginning of Period        $           10.00
                                            -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.10
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           1.51
                                            -----------------
     Total From Investment Operations                    1.61
-------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)
   Net Realized Gains                                      --
                                            -----------------
     Total Distributions                                (0.07)
-------------------------------------------------------------
Net Asset Value, End of Period              $           11.54
=============================================================
Total Return                                            16.12%(2)
-------------------------------------------------------------
Net Assets, End of Period (thousands)       $         218,563
Ratio of Expenses to Average Net Assets                  1.00%(1)(6)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                          1.09%(1)(6)
Ratio of Net Investment Income to Average
   Net Assets                                            1.79%(1)(6)
Portfolio Turnover Rate                                     2%(2)
-------------------------------------------------------------

                                                                    DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.20     $      10.30     $      10.39     $      10.31     $      10.21
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.28             0.25             0.16             0.27             0.51
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.05)           (0.10)            0.03             0.08             0.11
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.23             0.15             0.19             0.35             0.62
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.29)           (0.25)           (0.16)           (0.27)           (0.52)
   Net Realized Gains                                   --               --            (0.12)              --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.29)           (0.25)           (0.28)           (0.27)           (0.52)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.14     $      10.20     $      10.30     $      10.39     $      10.31
==============================================================================================================================
Total Return                                          2.24%            1.08%            1.85%            3.43%            6.21%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,953,884     $  1,738,574     $  1,454,736     $    992,307     $    739,847
Ratio of Expenses to Average Net Assets               0.19%(3)         0.20%(3)         0.20%(3)         0.20%(3)         0.20%(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.19%(3)         0.20%(3)         0.20%(3)         0.20%(3)         0.20%(3)
Ratio of Net Investment Income to Average
   Net Assets                                         2.78%            1.40%            1.45%            2.56%            5.04%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                 DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       9.92     $      10.08     $      10.19     $       9.95     $      10.05
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.31             0.25             0.22             0.25             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.14)           (0.14)            0.01             0.20             0.45
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.17             0.11             0.23             0.45             0.64
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.21)           (0.27)           (0.34)           (0.21)           (0.56)
   Net Realized Gains                                   --               --               --               --               --
   Tax Return of Capital                                --               --               --               --            (0.18)
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.21)           (0.27)           (0.34)           (0.21)           (0.74)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       9.88     $       9.92     $      10.08     $      10.19     $       9.95
==============================================================================================================================
Total Return                                          1.77%            1.08%            2.26%            4.54%            6.75%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,992,869     $  1,674,972     $  1,195,072     $    799,214     $    596,119
Ratio of Expenses to Average Net Assets               0.21%(3)         0.23%(3)         0.25%(3)         0.25%(3)         0.27%(3)
Ratio of Net Investment Income to Average
  Net Assets                                          3.25%            1.35%            1.68%            2.58%            1.34%
Portfolio Turnover Rate                                N/A              N/A              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                     DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.64     $      11.11     $      11.05     $      10.56     $      10.32
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.35             0.33             0.34             0.41             0.49
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.24)           (0.01)            0.10             0.51             0.32
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.11             0.32             0.44             0.92             0.81
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.34)           (0.41)           (0.38)           (0.43)           (0.57)
   Net Realized Gains                                   --            (0.38)              --               --               --
   Tax Return of Capital                                --               --               --               --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.34)           (0.79)           (0.38)           (0.43)           (0.57)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.41     $      10.64     $      11.11     $      11.05     $      10.56
==============================================================================================================================
Total Return                                          1.02%            3.02%            4.02%            9.06%            8.18%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $    748,847     $    542,634     $    402,992     $    315,290     $    243,880
Ratio of Expenses to Average Net Assets               0.25%            0.27%            0.27%            0.26%            0.27%
Ratio of Net Investment Income to Average
   Net Assets                                         3.47%            3.21%            3.20%            4.09%            4.79%
Portfolio Turnover Rate                                 36%              45%             149%              19%             189%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR            YEAR              YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.50     $      10.92     $      10.93     $      10.50     $      10.50
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.34(5)          0.26             0.33             0.33             0.50
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.11)            0.06             0.15             0.44             0.22
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.23             0.32             0.48             0.77             0.72
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.25)           (0.32)           (0.39)           (0.33)           (0.72)
   Net Realized Gains                                   --            (0.42)           (0.10)           (0.01)              --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.25)           (0.74)           (0.49)           (0.34)           (0.72)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      10.48     $      10.50     $      10.92     $      10.93     $      10.50
==============================================================================================================================
Total Return                                          2.15%            3.04%            4.45%            7.55%            7.23%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $  1,699,793     $  1,205,578     $    969,439     $    761,717     $    628,936
Ratio of Expenses to Average Net Assets               0.33%            0.34%            0.34%            0.35%            0.37%
Ratio of Net Investment Income to Average
   Net Assets                                         3.22%            3.12%            3.23%            4.09%            4.04%
Portfolio Turnover Rate                                 69%              90%             103%              79%             113%
------------------------------------------------------------------------------------------------------------------------------

                                                             DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR             YEAR
                                                  ENDED            ENDED           ENDED             ENDED            ENDED
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      11.79     $      12.14     $      12.39     $      11.90     $      11.18
                                              ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.52             0.55             0.62             0.65             0.65
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.29)           (0.05)           (0.02)            0.48             0.71
                                              ------------     ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.23             0.50             0.60             1.13             1.36
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.53)           (0.56)           (0.65)           (0.64)           (0.64)
   Net Realized Gains                                (0.04)           (0.29)           (0.20)              --               --
                                              ------------     ------------     ------------     ------------     ------------
     Total Distributions                             (0.57)           (0.85)           (0.85)           (0.64)           (0.64)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $      11.45     $      11.79     $      12.14     $      12.39     $      11.90
==============================================================================================================================
Total Return                                          1.87%            4.21%            4.86%            9.95%           12.57%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $    463,538     $    373,108     $    316,234     $    300,059     $    310,661
Ratio of Expenses to Average Net Assets               0.15%            0.17%            0.17%            0.16%            0.16%
Ratio of Net Investment Income to Average
   Net Assets                                         4.61%            4.72%            4.91%            5.37%            5.60%
Portfolio Turnover Rate                                 16%               6%              23%              14%              17%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                     DFA SHORT TERM MUNICIPAL BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                   FOR THE
                                                                                                  PERIOD(4)
                                                  YEAR             YEAR            YEAR            AUG. 20
                                                  ENDED            ENDED           ENDED              TO
                                                NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                  2005             2004             2003             2002
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $      10.09     $      10.13     $       9.97     $      10.00
                                              ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.22             0.17             0.16             0.04
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                       (0.11)           (0.04)            0.15            (0.04)
                                              ------------     ------------     ------------     ------------
     Total From Investment Operations                 0.11             0.13             0.31               --
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.21)           (0.17)           (0.15)           (0.03)
   Net Realized Gains                                   --               --               --               --
                                              ------------     ------------     ------------     ------------
     Total Distributions                             (0.21)           (0.17)           (0.15)           (0.03)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       9.99     $      10.09     $      10.13     $       9.97
=============================================================================================================
Total Return                                          1.11%            1.27%            3.17%           (0.03)%(2)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $    511,543     $    381,709     $    213,389     $     78,819
Ratio of Expenses to Average Net Assets               0.30%            0.30%            0.30%            0.30%(1)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of Previously
   Waived Fees)                                       0.29%            0.33%            0.34%            0.75%(1)
Ratio of Net Investment Income to Average
   Net Assets                                         2.22%            1.73%            1.60%            1.71%(1)
Portfolio Turnover Rate                                  2%               6%               0%               0%(2)
-------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. Twenty-seven of the Fund's forty-one portfolios (the "Portfolios") are included in this report. Of the remaining fourteen portfolios, thirteen are presented in separate reports, and one has not commenced operations as of November 30, 2005.

     The following portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                       SERIES (MASTER FUNDS)                            AT 11/30/05
-------------------------                       ---------------------                            -----------
U.S. Large Company Portfolio                    The U.S. Large Company Series                             49%
Enhanced U.S. Large Company Portfolio           The Enhanced U.S. Large Company Series                   100%
U.S. Large Cap Value Portfolio                  The U.S. Large Cap Value Series                           69%
U.S. Small XM Value Portfolio                   The U.S. Small XM Value Series                           100%
U.S. Small Cap Value Portfolio                  The U.S. Small Cap Value Series                           92%
U.S. Small Cap Portfolio                        The U.S. Small Cap Series                                 91%
U.S. Micro Cap Portfolio                        The U.S. Micro Cap Series                                100%
International Small Company Portfolio           The Japanese Small Company Series                         80%
                                                The Asia Pacific Small Company Series                     85%
                                                The United Kingdom Small Company Series                   91%
                                                The Continental Small Company Series                      89%
Japanese Small Company Portfolio                The Japanese Small Company Series                         15%
Asia Pacific Small Company Portfolio            The Asia Pacific Small Company Series                     10%
United Kingdom Small Company Portfolio          The United Kingdom Small Company Series                    3%
Continental Small Company Portfolio             The Continental Small Company Series                       5%
Emerging Markets Portfolio                      The Emerging Markets Series                               98%
Emerging Markets Small Cap Portfolio            The Emerging Markets Small Cap Series                     88%
DFA One-Year Fixed Income Portfolio             The DFA One-Year Fixed Income Series                     100%
DFA Two-Year Global Fixed Income Portfolio      The DFA Two-Year Global Fixed Income Series               96%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Effective September 15, 2005, Pacific Rim Small Company Portfolio changed its name to Asia Pacific Small Company Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each receive their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolios' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Portfolios accrue for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the year ended November 30, 2005, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          U.S. Core Equity 1 Portfolio                                          0.17 of 1%
          U.S. Core Equity 2 Portfolio                                          0.20 of 1%
          DFA Real Estate Securities Portfolio                                  0.30 of 1%
          Large Cap International Portfolio                                     0.25 of 1%
          International Core Equity Portfolio                                   0.35 of 1%
          DFA International Small Cap Value Portfolio                           0.65 of 1%
          Emerging Markets Core Equity Portfolio                                0.55 of 1%
          DFA Five-Year Government Portfolio                                    0.20 of 1%
          DFA Five-Year Global Fixed Income Portfolio                           0.25 of 1%
          DFA Intermediate Government Fixed Income Portfolio                    0.10 of 1%
          DFA Short-Term Municipal Bond Portfolio                               0.20 of 1%

     For the year ended November 30, 2005, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative services fee based on the following effective annual rates of average daily net assets:

          U.S. Large Company Portfolio                                         0.125 of 1%
          Enhanced U.S. Large Company Portfolio                                 0.15 of 1%
          U.S. Large Cap Value Portfolio                                        0.15 of 1%
          U.S. Small XM Value Portfolio                                         0.30 of 1%
          U.S. Small Cap Value Portfolio                                        0.30 of 1%
          U.S. Small Cap Portfolio                                              0.32 of 1%
          U.S. Micro Cap Portfolio                                              0.40 of 1%
          International Small Company Portfolio                                 0.40 of 1%
          Japanese Small Company Portfolio                                      0.40 of 1%
          Asia Pacific Small Company Portfolio                                  0.40 of 1%
          United Kingdom Small Company Portfolio                                0.40 of 1%
          Continental Small Company Portfolio                                   0.40 of 1%
          Emerging Markets Portfolio                                            0.40 of 1%
          Emerging Markets Small Cap Portfolio                                  0.45 of 1%
          DFA One-Year Fixed Income Portfolio                                   0.10 of 1%
          DFA Two-Year Global Fixed Income Portfolio                            0.10 of 1%

     Pursuant to a Fee Waiver and Expense Assumption Agreement for U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, and Emerging Markets Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio, 0.50% for U.S. Small XM Value Portfolio, and 1.00% for Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At November 30, 2005, U.S. Large Company Portfolio had approximately $5,772 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008. U.S. Small XM Value Portfolio and Emerging Markets Portfolio had no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administration fee for Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee and assume a Portfolio's expenses to the extent necessary to limit the expenses of U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and International Core Equity Portfolio to 0.23%, 0.26% and 0.49%, respectively, of each Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of a Portfolio are less than that Portfolio's Expense Limitation Amount described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed its Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from September 15, 2005 (commencement of operations) to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were $27, $32, and $68, respectively, of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, for Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio there were approximately $51, $110, $114, and $105, respectively, of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee to reduce the Portfolio's expenses up to the amount of its total investment advisory services fee when the Portfolio's total operating expenses exceed 1.00% of the Portfolio's average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 5, 2005 (commencement of operations) to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, Emerging Markets Core Equity Portfolio, had approximately $70 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008. Effective December 1, 2005, pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement for the Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee and assume the Portfolio's expenses to the extent necessary to limit the expenses of the Portfolio to 0.85% of its average net assets on an annualized basis.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive all or a portion of its investment advisory services fee to the extent necessary to reduce the Portfolio's expenses up to the amount of its total investment advisory services fee when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, DFA Short-Term Municipal Bond Portfolio had approximately $101 of previously waived fees (in thousands) subject to future reimbursement over various periods not exceeding November 30, 2008.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Funds; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Funds. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

          U.S. Large Company Portfolio                                          $        31
          Enhanced U.S. Large Company Portfolio                                           5
          U.S. Large Cap Value Portfolio                                                 57
          U.S. Small XM Value Portfolio                                                   3
          U.S. Small Cap Value Portfolio                                                111
          U.S. Core Equity 1 Portfolio                                                    1
          U.S. Core Equity 2 Portfolio                                                    2
          U.S. Small Cap Portfolio                                                       42
          U.S. Micro Cap Portfolio                                                       61
          DFA Real Estate Securities Portfolio                                           27
          Large Cap International Portfolio                                              17
          International Core Equity Portfolio                                             1
          International Small Company Portfolio.                                         38
          Japanese Small Company Portfolio                                                2
          Asia Pacific Small Company Portfolio                                            1
          United Kingdom Small Company Portfolio                                         --
          Continental Small Company Portfolio                                             1
          DFA International Small Cap Value Portfolio                                    57
          Emerging Markets Portfolio                                                     25
          Emerging Markets Small Cap Portfolio                                            5
          Emerging Markets Core Equity Portfolio                                          2
          DFA One-Year Fixed Income Portfolio                                            36
          DFA Two-Year Global Fixed Income Portfolio                                     32
          DFA Five-Year Government Portfolio                                             11
          DFA Five-Year Global Fixed Income Portfolio                                    25
          DFA Intermediate Government Fixed Income Portfolio                              8
          DFA Short-Term Municipal Bond Portfolio                                         8

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                   U.S. GOVERNMENT                 OTHER INVESTMENT
                                                                     SECURITIES                       SECURITIES
                                                           ------------------------------    ----------------------------
                                                              PURCHASES         SALES          PURCHASES         SALES
                                                           --------------    ------------    -------------    -----------
U.S. Core Equity 1 Portfolio                                           --              --    $     120,134    $        28
U.S. Core Equity 2 Portfolio                                           --              --          176,074             56
DFA Real Estate Securities Portfolio                                   --              --          371,481         46,576
Large Cap International Portfolio                                      --              --          225,076         37,559
International Core Equity Portfolio                                    --              --          118,309             44
DFA International Small Cap Value Portfolio                            --              --        1,811,395        426,658
Emerging Markets Core Equity Portfolio                                 --              --          196,392          2,107
DFA Five-Year Government Portfolio                         $      453,191    $    231,802               --             --
DFA Five-Year Global Fixed Income Portfolio                       221,136         364,057        1,385,816        613,144
DFA Intermediate Government Fixed Income Portfolio                169,999          66,121               --             --
DFA Short-Term Municipal Bond Portfolio                                --              --           88,046          5,952

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      INCREASE            INCREASE
                                                                     (DECREASE)          (DECREASE)
                                                  INCREASE          UNDISTRIBUTED       ACCUMULATED
                                                 (DECREASE)        NET INVESTMENT       NET REALIZED
                                              PAID-IN CAPITAL          INCOME          GAINS/(LOSSES)
                                              ----------------    ----------------    ----------------
U.S. Small XM Value Portfolio                 $            (22)                 --    $             22
U.S. Small Cap Value Portfolio                          34,621    $         (6,985)            (27,636)
U.S. Small Cap Portfolio                                10,350              (2,300)             (8,050)
U.S. Micro Cap Portfolio                                 9,232              (2,070)             (7,162)
DFA Real Estate Securities Portfolio                        (3)              4,138              (4,135)
Large Cap International Portfolio                          (43)                124                 (81)
International Core Equity Portfolio                         --                 (91)                 91
International Small Company Portfolio                    6,072               1,120              (7,192)
Japanese Small Company Portfolio                        (1,532)                109               1,423
Asia Pacific Small Company Portfolio                       223                 202                (425)
United Kingdom Small Company Portfolio                      --                 (16)                 16
Continental Small Company Portfolio                         --                (562)                562
DFA International Small Cap Value Portfolio              7,840               2,970             (10,810)
Emerging Markets Portfolio                                  --              (1,613)              1,613
Emerging Markets Small Cap Portfolio                        --                (706)                706
Emerging Markets Core Equity Portfolio                      --                (373)                373
DFA Five-Year Global Fixed Income Portfolio                 --              38,540             (38,540)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                  NET INVESTMENT
                                                      INCOME
                                                  AND SHORT-TERM      LONG-TERM       RETURN OF
                                                   CAPITAL GAINS    CAPITAL GAINS      CAPITAL        TOTAL
                                                  --------------    -------------     ---------    ------------
U.S. Large Company Portfolio
2005                                              $       31,675               --            --    $     31,675
2004                                                      17,869               --            --          17,869

Enhanced U.S. Large Company Portfolio
2005                                                       4,954               --            --           4,954
2004                                                       1,797               --     $      86           1,883

U.S. Large Cap Value Portfolio
2005                                                      34,948               --            --          34,948
2004                                                      23,826               --         1,025          24,851

                                                   NET INVESTMENT
                                                       INCOME
                                                   AND SHORT-TERM      LONG-TERM       RETURN OF
                                                    CAPITAL GAINS    CAPITAL GAINS      CAPITAL         TOTAL
                                                   --------------    -------------     ---------    ------------
U.S. Small XM Value Portfolio
2005                                               $        9,894    $       5,689            --    $     15,583
2004                                                        6,606            6,040            --          12,646

U.S. Small Cap Value Portfolio
2005                                                      121,647          284,777            --         406,424
2004                                                       69,276          216,598            --         285,874

U.S. Small Cap Portfolio
2005                                                       32,449               --            --          32,449
2004                                                        7,229               --     $   1,515           8,744

U.S. Micro Cap Portfolio
2005                                                       63,821           76,559            --         140,380
2004                                                       43,268           35,395            --          78,663

DFA Real Estate Securities Portfolio
2005                                                       54,162           29,137            --          83,299
2004                                                       40,062            6,193            --          46,255

Large Cap International Portfolio
2005                                                       25,310               --            --          25,310
2004                                                       20,560               --            --          20,560

International Small Company Portfolio
2005                                                       43,366           37,025            --          80,391
2004                                                       32,182               --            --          32,182

Japanese Small Company Portfolio
2005                                                        1,062               --            --           1,062
2004                                                          396               --            --             396

Asia Pacific Small Company Portfolio
2005                                                          996               --            --             996
2004                                                        1,138               --            --           1,138

United Kingdom Small Company Portfolio
2005                                                          568              538            --           1,106
2004                                                          723               --            --             723

Continental Small Company Portfolio
2005                                                          841            1,241            --           2,082
2004                                                        1,260            3,086            --           4,346

DFA International Small Cap Value Portfolio
2005                                                       71,235           58,589            --         129,824
2004                                                       38,541            8,285            --          46,826

Emerging Markets Portfolio
2005                                                       34,905               --            --          34,905
2004                                                       19,202               --            --          19,202

                                                  NET INVESTMENT
                                                      INCOME
                                                  AND SHORT-TERM      LONG-TERM       RETURN OF
                                                   CAPITAL GAINS    CAPITAL GAINS      CAPITAL         TOTAL
                                                  --------------    -------------     ---------    ------------
Emerging Markets Small Cap Portfolio
2005                                              $        7,916    $       6,395            --    $     14,311
2004                                                       2,550              432            --           2,982

Emerging Markets Core Equity Portfolio
2005                                                         702               --            --             702

DFA One-Year Fixed Income Portfolio
2005                                                      56,058               --            --          56,058
2004                                                      34,046               --            --          34,046

DFA Two-Year Global Fixed Income Portfolio
2005                                                      39,243               --            --          39,243
2004                                                      35,146               --     $     407          35,553

DFA Five-Year Government Portfolio
2005                                                      20,081               --            --          20,081
2004                                                      17,118           13,159            --          30,277

DFA Five-Year Global Fixed Income Portfolio
2005                                                      33,648               --            --          33,648
2004                                                      39,545           30,038            --          69,583

DFA Intermediate Government Fixed Income
 Portfolio
2005                                                      18,785            1,145            --          19,930
2004                                                      16,177            6,872            --          23,049

DFA Short-Term Municipal Bond Portfolio
2005                                                       9,493               --            --           9,493
2004                                                       5,043               --            --           5,043

     The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                       NET INVESTMENT
                                                          INCOME
                                                       AND SHORT-TERM       LONG-TERM
                                                        CAPITAL GAINS     CAPITAL GAINS        TOTAL
                                                       --------------     -------------     ------------
U.S. Small Cap Value Portfolio                         $        6,271     $      26,169     $     32,440
U.S. Small Cap Portfolio                                        2,309             8,041           10,350
U.S. Micro Cap Portfolio                                        1,856             6,035            7,891
International Small Company Portfolio                           2,115             3,957            6,072
DFA International Small Cap Value Portfolio                     3,248             4,592            7,840

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      UNDISTRIBUTED                                            TOTAL NET
                                                      NET INVESTMENT                                         DISTRIBUTABLE
                                                        INCOME AND      UNDISTRIBUTED         CAPITAL          EARNINGS/
                                                        SHORT-TERM        LONG-TERM            LOSS          (ACCUMULATED
                                                      CAPITAL GAINS     CAPITAL GAINS      CARRYFORWARD         LOSSES)
                                                     ---------------   ---------------   ---------------    ---------------
U.S. Large Company Portfolio                         $         9,309                --   $       (34,734)   $       (25,425)
Enhanced U.S. Large Company Portfolio                          3,383                --            (2,537)               846
U.S. Large Cap Value Portfolio                                13,555   $         1,764                --             15,319
U.S. Small XM Value Portfolio                                    887            10,265                --             11,152
U.S. Small Cap Value Portfolio                                    --           505,072                --            505,072
U.S. Core Equity 1 Portfolio                                     394                --                --                394
U.S. Core Equity 2 Portfolio                                     528                --                --                528
U.S. Small Cap Portfolio                                       2,223           117,489                --            119,712
U.S. Micro Cap Portfolio                                       2,280           208,456                --            210,736
DFA Real Estate Securities Portfolio                          27,160            11,397                --             38,557
Large Cap International Portfolio                              6,787                --           (19,322)           (12,535)
International Core Equity Portfolio                              245                --               (21)               224
International Small Company Portfolio                         29,598           118,420                --            148,018
Japanese Small Company Portfolio                                 778                --           (46,105)           (45,327)
Asia Pacific Small Company Portfolio                             590                --           (12,865)           (12,275)
United Kingdom Small Company Portfolio                           344               850                --              1,194
Continental Small Company Portfolio                              327             5,098                --              5,425
DFA International Small Cap Value Portfolio                   54,556           160,035                --            214,591
Emerging Markets Portfolio                                    16,553                --           (11,761)             4,792
Emerging Markets Small Cap Portfolio                           3,597             8,330                --             11,927
Emerging Markets Core Equity Portfolio                           385                --                --                385
DFA One-Year Fixed Income Portfolio                              171                --            (5,201)            (5,030)
DFA Two-Year Global Fixed Income Portfolio                    20,158                --                --             20,158
DFA Five-Year Government Portfolio                             6,765                --            (7,679)              (914)
DFA Five-Year Global Fixed Income Portfolio                   43,875                --           (17,425)            26,450
DFA Intermediate Government Fixed Income Portfolio             5,205             2,622                --              7,827
DFA Short-Term Municipal Bond Portfolio                        1,214                --               (17)             1,197

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 2006        2007         2008          2009         2010         2011
                                              ----------   ----------   ----------   ----------   ----------   ----------
U.S. Large Company Portfolio                          --           --           --           --           --   $   28,579
Enhanced U.S. Large Company Portfolio                 --           --           --           --           --        2,535
Large Cap International Portfolio                     --           --           --   $      357   $   18,180          533
International Core Equity Portfolio                   --           --           --           --           --           --
Japanese Small Company Portfolio              $    7,918   $    2,827   $      632        3,508        4,453       19,912
Asia Pacific Small Company Portfolio                  --          566           --          906        3,164        6,171
Emerging Markets Portfolio                            --           --           --           --        4,389        7,372
DFA One-Year Fixed Income Portfolio                   --           --           --           --           --           --
DFA Five-Year Government Portfolio                    --           --           --           --           --           --
DFA Five-Year Global Fixed Income Portfolio           --           --           --           --           --           --
DFA Short-Term Municipal Bond Portfolio               --           --           --           --           --           --

                                                2012          2013        TOTAL
                                              ----------   ----------   ----------
U.S. Large Company Portfolio                          --   $    6,155   $   34,734
Enhanced U.S. Large Company Portfolio                 --            2        2,537
Large Cap International Portfolio                     --          252       19,322
International Core Equity Portfolio                   --           21           21
Japanese Small Company Portfolio              $    3,800        3,055       46,105
Asia Pacific Small Company Portfolio               1,151          907       12,865
Emerging Markets Portfolio                            --           --       11,761
DFA One-Year Fixed Income Portfolio                  676        4,525        5,201
DFA Five-Year Government Portfolio                   884        6,795        7,679
DFA Five-Year Global Fixed Income Portfolio        5,041       12,384       17,425
DFA Short-Term Municipal Bond Portfolio               17           --           17

     During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          Enhanced U.S. Large Company Portfolio                                $      39
          U.S. Large Cap Value Portfolio                                           1,214
          Emerging Markets Portfolio                                              34,172
          DFA Two-Year Global Fixed Income Portfolio                                 216

     Some of the Portfolio's investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

                                                     MARK TO MARKET    REALIZED GAINS
                                                     ---------------   ---------------
Large Cap International Portfolio                    $         6,977   $           214
International Core Equity Portfolio                                2                --
International Small Company Portfolio                          6,210             5,149
Japanese Small Company Portfolio                                 476               191
Asia Pacific Small Company Portfolio                             771               340
United Kingdom Small Company Portfolio                           104                17
Continental Small Company Portfolio                               75               610
DFA International Small Cap Value Portfolio                   13,323             9,240
Emerging Markets Portfolio                                     2,882               310
Emerging Markets Small Cap Portfolio                             129               154

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                           NET
                                                                                                        UNREALIZED
                                                  FEDERAL          UNREALIZED        UNREALIZED       APPRECIATION/
                                                  TAX COST        APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                                              ---------------   ---------------   ---------------    ---------------
U.S. Large Company Portfolio                  $     1,748,040   $       484,815   $      (144,482)   $       340,333
Enhanced U.S. Large Company Portfolio                 310,810            37,037           (34,270)             2,767
U.S. Large Cap Value Portfolio                      3,103,108         1,053,869          (110,226)           943,643
U.S. Small XM Value Portfolio                         137,411            37,949            (2,724)            35,225
U.S. Small Cap Value Portfolio                      4,891,784         2,212,430          (178,008)         2,034,422
U.S. Core Equity 1 Portfolio                          124,396             5,474            (2,966)             2,508
U.S. Core Equity 2 Portfolio                          182,818             8,171            (3,634)             4,537
U.S. Small Cap Portfolio                            2,148,946           568,674           (75,153)           493,521
U.S. Micro Cap Portfolio                            2,732,778         1,323,225          (105,061)         1,218,164
DFA Real Estate Securities Portfolio                1,321,711           575,433            (4,621)           570,812
Large Cap International Portfolio                     960,950           259,590           (56,403)           203,187
International Core Equity Portfolio                   121,562             4,458            (3,062)             1,396
International Small Company Portfolio               2,094,976           664,435           (34,377)           630,058
Japanese Small Company Portfolio                      255,922            51,554          (137,454)           (85,900)
Asia Pacific Small Company Portfolio                   63,652            48,962           (73,694)           (24,732)
United Kingdom Small Company Portfolio                 13,488            70,004           (62,914)             7,090
Continental Small Company Portfolio                    36,745            82,312           (66,988)            15,324
DFA International Small Cap Value Portfolio         3,758,444         1,073,919          (172,930)           900,989

                                                                                                                  NET
                                                                                                               UNREALIZED
                                                        FEDERAL           UNREALIZED       UNREALIZED        APPRECIATION/
                                                        TAX COST         APPRECIATION    (DEPRECIATION)      (DEPRECIATION)
                                                     ---------------   ---------------   ---------------    ---------------
Emerging Markets Portfolio                           $     1,166,046   $       702,962   $       (63,158)   $       639,804
Emerging Markets Small Cap Portfolio                         387,611           112,878           (17,913)            94,965
Emerging Markets Core Equity Portfolio                       198,304            26,958            (6,433)            20,525
DFA One-Year Fixed Income Portfolio                        1,969,997                --           (15,878)           (15,878)
DFA Two-Year Global Fixed Income Portfolio                 2,034,610                --           (41,509)           (41,509)
DFA Five-Year Government Portfolio                           756,772                 1           (13,869)           (13,868)
DFA Five-Year Global Fixed Income Portfolio                1,719,104            26,269           (58,691)           (32,422)
DFA Intermediate Government Fixed Income Portfolio           453,824             9,091            (6,440)             2,651
DFA Short-Term Municipal Bond Portfolio                      512,347                57            (5,510)            (5,453)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                     ACCUMULATED
                                                                                    NET REALIZED
                                                                  ACCUMULATED        GAIN (LOSS)        ACCUMULATED
                                                                      NET          OF INVESTMENT       NET REALIZED
                                                                   INVESTMENT        SECURITIES          FOREIGN
                                                  PAID-IN            INCOME              AND             EXCHANGE
                                                  CAPITAL            (LOSS)            FUTURES          GAIN (LOSS)
                                              ---------------   ---------------    ---------------    ---------------
U.S. Large Company Portfolio                  $     1,773,829   $         9,278    $       (90,998)                --
Enhanced U.S. Large Company Portfolio                 309,934             3,378            (36,807)                --
U.S. Large Cap Value Portfolio                      3,087,179            13,498           (108,463)                --
U.S. Small XM Value Portfolio                         126,222               883              7,541                 --
U.S. Small Cap Value Portfolio                      4,384,851              (111)           327,065                 --
U.S. Core Equity 1 Portfolio                          120,710               367                  6                 --
U.S. Core Equity 2 Portfolio                          177,035               496                 10                 --
U.S. Small Cap Portfolio                            2,028,480             1,149             43,367                 --
U.S. Micro Cap Portfolio                            2,520,672             1,061            104,553                 --
DFA Real Estate Securities Portfolio                1,234,363               412             29,722                 --
Large Cap International Portfolio                     934,883              (207)           (19,932)   $          (200)
International Core Equity Portfolio                   119,649               221                 70                (91)
International Small Company Portfolio               1,947,333             9,687            132,544             (1,001)
Japanese Small Company Portfolio                      301,256               300            (48,808)               (75)
Asia Pacific Small Company Portfolio                   75,939              (182)           (12,916)                 3
United Kingdom Small Company Portfolio                 12,295                72              1,022                (12)
Continental Small Company Portfolio                    31,278               100              5,264                (16)
DFA International Small Cap Value Portfolio         3,013,218            15,358            187,703             (2,122)
Emerging Markets Portfolio                          1,164,006            13,645            (12,558)            (1,303)
Emerging Markets Small Cap Portfolio                  375,829               479             11,946               (633)

                                                                   UNREALIZED
                                                                  APPRECIATION
                                                DEFERRED         (DEPRECIATION)       UNREALIZED
                                                THAILAND         OF INVESTMENT       NET FOREIGN
                                                 CAPITAL           SECURITIES,         EXCHANGE
                                                  GAINS            FUTURES AND           GAIN               TOTAL
                                                   TAX          FOREIGN CURRENCY        (LOSS)            NET ASSETS
                                              ---------------   ----------------    ---------------    ---------------
U.S. Large Company Portfolio                               --   $        396,019                 --    $     2,088,128
Enhanced U.S. Large Company Portfolio                      --             37,038                 --            313,543
U.S. Large Cap Value Portfolio                             --          1,053,869                 --          4,046,083
U.S. Small XM Value Portfolio                              --             37,949                 --            172,595
U.S. Small Cap Value Portfolio                             --          2,212,429                 --          6,924,234
U.S. Core Equity 1 Portfolio                               --              2,508                 --            123,591
U.S. Core Equity 2 Portfolio                               --              4,537                 --            182,078
U.S. Small Cap Portfolio                                   --            568,674                 --          2,641,670
U.S. Micro Cap Portfolio                                   --          1,323,225                 --          3,949,511
DFA Real Estate Securities Portfolio                       --            572,153                 --          1,836,650
Large Cap International Portfolio                          --            210,974    $           (63)         1,125,455
International Core Equity Portfolio                        --              1,403                 (3)           121,249
International Small Company Portfolio                      --            636,809               (141)         2,725,231
Japanese Small Company Portfolio                           --            (82,646)               (32)           169,995
Asia Pacific Small Company Portfolio                       --            (23,914)                (3)            38,927
United Kingdom Small Company Portfolio                     --              7,201                 --             20,578
Continental Small Company Portfolio                        --             15,399                 36             52,061
DFA International Small Cap Value Portfolio                --            914,584               (313)         4,128,428
Emerging Markets Portfolio                    $        (3,466)           644,815                 47          1,805,186
Emerging Markets Small Cap Portfolio                     (341)            95,095                  3            482,378

                                                 NUMBER OF
                                                   SHARES
                                                 AUTHORIZED
                                              ---------------
U.S. Large Company Portfolio                      200,000,000
Enhanced U.S. Large Company Portfolio             100,000,000
U.S. Large Cap Value Portfolio                    250,000,000
U.S. Small XM Value Portfolio                     100,000,000
U.S. Small Cap Value Portfolio                    400,000,000
U.S. Core Equity 1 Portfolio                      100,000,000
U.S. Core Equity 2 Portfolio                      100,000,000
U.S. Small Cap Portfolio                          200,000,000
U.S. Micro Cap Portfolio                          300,000,000
DFA Real Estate Securities Portfolio              100,000,000
Large Cap International Portfolio                 150,000,000
International Core Equity Portfolio               100,000,000
International Small Company Portfolio             200,000,000
Japanese Small Company Portfolio                   50,000,000
Asia Pacific Small Company Portfolio               50,000,000
United Kingdom Small Company Portfolio             70,000,000
Continental Small Company Portfolio                50,000,000
DFA International Small Cap Value Portfolio       300,000,000
Emerging Markets Portfolio                        150,000,000
Emerging Markets Small Cap Portfolio              100,000,000

                                                                                                ACCUMULATED
                                                                                                NET REALIZED
                                                                             ACCUMULATED        GAIN (LOSS)       ACCUMULATED
                                                                                 NET           OF INVESTMENT      NET REALIZED
                                                                              INVESTMENT         SECURITIES          FOREIGN
                                                              PAID-IN           INCOME              AND              EXCHANGE
                                                              CAPITAL           (LOSS)            FUTURES           GAIN (LOSS)
                                                          ---------------   ---------------   ---------------    ---------------
Emerging Markets Core Equity Portfolio                    $       197,722   $           290   $           432    $          (373)
DFA One-Year Fixed Income Portfolio                             1,974,981               136           (16,675)                --
DFA Two-Year Global Fixed Income Portfolio                      2,014,252            20,119           (10,297)                --
DFA Five-Year Government Portfolio                                763,641             6,753            (7,679)                --
DFA Five-Year Global Fixed Income Portfolio                     1,705,982            54,885           (55,917)            38,493
DFA Intermediate Government Fixed Income Portfolio                453,068             5,195             2,624                 --
DFA Short-Term Municipal Bond Portfolio                           515,830             1,184               (17)                --

                                                                               UNREALIZED
                                                                              APPRECIATION
                                                             DEFERRED        (DEPRECIATION)        UNREALIZED
                                                             THAILAND        OF INVESTMENT        NET FOREIGN
                                                             CAPITAL          SECURITIES,           EXCHANGE
                                                              GAINS           FUTURES AND             GAIN               TOTAL
                                                               TAX          FOREIGN CURRENCY         (LOSS)           NET ASSETS
                                                          ---------------   ----------------    ---------------    ---------------
Emerging Markets Core Equity Portfolio                    $           (30)  $         20,526    $            (4)   $       218,563
DFA One-Year Fixed Income Portfolio                                    --             (4,558)                --          1,953,884
DFA Two-Year Global Fixed Income Portfolio                             --            (31,205)                --          1,992,869
DFA Five-Year Government Portfolio                                     --            (13,868)                --            748,847
DFA Five-Year Global Fixed Income Portfolio                            --            (32,408)           (11,242)         1,699,793
DFA Intermediate Government Fixed Income Portfolio                     --              2,651                 --            463,538
DFA Short-Term Municipal Bond Portfolio                                --             (5,454)                --            511,543

                                                              NUMBER OF
                                                               SHARES
                                                             AUTHORIZED
                                                          ---------------
Emerging Markets Core Equity Portfolio                        100,000,000
DFA One-Year Fixed Income Portfolio                           300,000,000
DFA Two-Year Global Fixed Income Portfolio                    250,000,000
DFA Five-Year Government Portfolio                            100,000,000
DFA Five-Year Global Fixed Income Portfolio                   200,000,000
DFA Intermediate Government Fixed Income Portfolio            100,000,000
DFA Short-Term Municipal Bond Portfolio                       100,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2005, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

                                                                                          UNREALIZED
                                                                        VALUE AT            FOREIGN
 SETTLEMENT                                         CONTRACT          NOVEMBER 30,         EXCHANGE
    DATE       CURRENCY SOLD      CURRENCY           AMOUNT               2005            GAIN (LOSS)
-----------    -------------   ---------------    ------------      ----------------      -----------
12/21/05             217,246   Euro Currency      $    254,430      $        256,434      $    (2,004)
12/14/05             190,826   Euro Currency           225,201               225,150               51
12/21/05             235,809   Canadian Dollar         198,196               202,260           (4,064)
12/14/05             230,509   Canadian Dollar         194,256               197,670           (3,414)
12/21/05          16,801,097   Japanese Yen            141,707               140,618            1,089
12/21/05             972,462   Swedish Krona           118,530               120,628           (2,098)
12/21/05             302,745   Denmark Krone            47,541                47,947             (406)
12/21/05              52,342   Swiss Franc              39,661                39,851             (190)
                                                  ------------      ----------------      -----------
                               Total              $  1,219,522      $      1,230,558      $   (11,036)
                                                  ============      ================      ===========

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                                  WEIGHTED          WEIGHTED        NUMBER OF    INTEREST    MAXIMUM AMOUNT
                                                  AVERAGE            AVERAGE           DAYS      EXPENSE     BORROWED DURING
                                               INTEREST RATE      LOAN BALANCE     OUTSTANDING   INCURRED      THE PERIOD
                                               --------------    ---------------   -----------   --------    ---------------
DFA Real Estate Securities Portfolio                     3.13%   $         2,493             4   $      1    $         7,512
Large Cap International Portfolio                        4.62%             1,000             1         --              1,000
International Small Company Portfolio                    3.75%             1,074            31          3              4,364
DFA International Small Cap Value Portfolio              3.94%             2,469             4          1              2,587

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

J. SECURITIES LENDING:

     As of November 30, 2005, some of the Portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

     At November 30, 2005, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                             PERCENTAGE
                                                           NUMBER OF       OF OUTSTANDING
                                                         SHAREHOLDERS          SHARES
                                                         ------------      --------------
U.S. Large Company Portfolio                                        1                  62%
Enhanced U.S. Large Company Portfolio                               3                  68%
U.S. Large Cap Value Portfolio                                      1                  52%
U.S. Small XM Value Portfolio                                       4                  46%
U.S. Small Cap Value Portfolio                                      1                  36%
U.S. Core Equity 1 Portfolio                                        3                  94%
U.S. Core Equity 2 Portfolio                                        3                  86%
U.S. Small Cap Portfolio                                            1                  20%
U.S. Micro Cap Portfolio                                            1                  40%
DFA Real Estate Securities Portfolio                                2                  69%
Large Cap International Portfolio                                   1                  56%
International Core Equity Portfolio                                 3                  88%
International Small Company Portfolio                               1                  48%
Japanese Small Company Portfolio                                    3                  51%
Asia Pacific Small Company Portfolio                                2                  71%
United Kingdom Small Company Portfolio                              1                  65%
Continental Small Company Portfolio                                 3                  73%
DFA International Small Cap Value Portfolio                         1                  42%
Emerging Markets Portfolio                                          1                  42%
Emerging Markets Small Cap Portfolio                                2                  58%
Emerging Markets Core Equity Portfolio                              2                  67%
DFA One-Year Fixed Income Portfolio                                 1                  54%
DFA Two-Year Global Fixed Income Portfolio                          2                  82%
DFA Five-Year Government Portfolio                                  3                  81%
DFA Five-Year Global Fixed Income Portfolio                         2                  64%
DFA Intermediate Government Fixed Income Portfolio                  1                  78%
DFA Short-Term Municipal Bond Portfolio                             2                  76%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments for U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio and the summary schedules of portfolio holdings for U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio and Emerging Markets Core Equity Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio (formerly Pacific Rim Small Company Portfolio), United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2005, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005, by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on June 23, 2005 and the Board meeting held on September 13, 2005 (collectively, the "Meeting"), the Board of Directors of the DFA Investment Dimensions Group Inc. (the "Fund") considered the approval of the investment advisory agreements between the Fund and Dimensional Fund Advisors Inc. for each of the U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, and International Core Equity Portfolio (each, a "Portfolio"), new portfolios of the Fund. The Board also considered the approval of the sub-advisory agreements with Dimensional Fund Advisors Ltd. and DFA Australia Limited for the International Core Equity Portfolio. (The investment advisory agreements, and in the case of the International Core Equity Portfolio, the sub-advisory agreements, are referred to as the "Advisory Agreements." Dimensional Fund Advisors Inc. and, in the case of the International Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited, are referred to as the "Advisor.")

     At the Meeting, the Board considered a variety of factors in considering the approval of the Advisory Agreements for each Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of Portfolio investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Portfolio.

     When considering the nature, extent and quality of the services that will be provided by the Advisor to each Portfolio, and the resources of the Advisor dedicated to each Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Portfolio. The Board noted that the services that were proposed to be provided to each Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to each Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

     The Board also considered the proposed fees and projected expenses for each Portfolio, and compared the fees to be charged to each Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged by other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of each Portfolio appeared to compare favorably to the expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also noted that the Advisor had agreed to contractual fee waiver arrangements to limit the expenses of each Portfolio. The Board also concluded that the shareholders of each Portfolio were likely to receive reasonable value in return for paying the fees and expenses of the Portfolio. Given each Portfolio's proposed advisory fee and the Portfolio's likely ranking among peer mutual funds for having the lowest fees, the Board determined that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each Portfolio at the present time.

     Additionally, the Board noted that, as each Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolios or the Advisor in managing the Portfolios for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolios because the Portfolios had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

     After a full consideration and evaluation of a variety of factors, including those discussed above, with no single factor or particular information being identified as being of paramount importance or controlling, the Board, including the directors who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Advisor, with the assistance of independent legal counsel, concluded that the approval of the Advisory Agreements for each Portfolio was in the best interests of the Portfolio and its shareholders.

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                                 MSCI EAFE INDEX
DATE              DFA INTERNATIONAL VALUE PORTFOLIO              (NET DIVIDENDS)
11/30/1995                                    10000                        10000
12/31/1995                                    10485                        10403
 1/31/1996                                    10590                        10446
 2/29/1996                                    10647                        10481
 3/31/1996                                    10801                        10703
 4/30/1996                                    11219                        11015
 5/31/1996                                    11114                        10812
 6/30/1996                                    11149                        10873
 7/31/1996                                    10852                        10555
 8/31/1996                                    10890                        10578
 9/30/1996                                    11079                        10859
10/31/1996                                    10973                        10748
11/30/1996                                    11464                        11176
12/31/1996                                    11305                        11032
 1/31/1997                                    10928                        10646
 2/28/1997                                    11027                        10820
 3/31/1997                                    11064                        10859
 4/30/1997                                    11004                        10917
 5/31/1997                                    11838                        11627
 6/30/1997                                    12343                        12268
 7/31/1997                                    12513                        12467
 8/31/1997                                    11694                        11536
 9/30/1997                                    12117                        12182
10/31/1997                                    11484                        11246
11/30/1997                                    10991                        11131
12/31/1997                                    10949                        11228
 1/31/1998                                    11605                        11742
 2/28/1998                                    12364                        12495
 3/31/1998                                    12910                        12880
 4/30/1998                                    12951                        12982
 5/31/1998                                    13064                        12919
 6/30/1998                                    12939                        13016
 7/31/1998                                    13083                        13148
 8/31/1998                                    11368                        11520
 9/30/1998                                    10753                        11166
10/31/1998                                    11823                        12330
11/30/1998                                    12342                        12962
12/31/1998                                    12577                        13473
 1/31/1999                                    12325                        13434
 2/28/1999                                    12010                        13113
 3/31/1999                                    12745                        13661
 4/30/1999                                    13500                        14214
 5/31/1999                                    12818                        13482
 6/30/1999                                    13390                        14008
 7/31/1999                                    13868                        14424
 8/31/1999                                    14006                        14477
 9/30/1999                                    14059                        14623
10/31/1999                                    13984                        15170
11/30/1999                                    13942                        15698
12/31/1999                                    14627                        17106
 1/31/2000                                    13498                        16019
 2/29/2000                                    13162                        16451
 3/31/2000                                    13883                        17088
 4/30/2000                                    13525                        16189
 5/31/2000                                    13775                        15794
 6/30/2000                                    14738                        16411
 7/31/2000                                    14256                        15723
 8/31/2000                                    14376                        15860
 9/30/2000                                    13962                        15088
10/31/2000                                    13852                        14731
11/30/2000                                    13841                        14179
12/31/2000                                    14604                        14683
 1/31/2001                                    14627                        14675
 2/28/2001                                    14180                        13575
 3/31/2001                                    13322                        12670
 4/30/2001                                    14016                        13551
 5/31/2001                                    13910                        13072
 6/30/2001                                    13642                        12538
 7/31/2001                                    13356                        12310
 8/31/2001                                    13547                        11998
 9/30/2001                                    11821                        10782
10/31/2001                                    11893                        11059
11/30/2001                                    12324                        11466
12/31/2001                                    12375                        11534
 1/31/2002                                    12101                        10922
 2/28/2002                                    12238                        10998
 3/31/2002                                    12998                        11593
 4/30/2002                                    13433                        11670
 5/31/2002                                    13882                        11818
 6/30/2002                                    13491                        11347
 7/31/2002                                    12108                        10227
 8/31/2002                                    12096                        10204
 9/30/2002                                    10658                         9108
10/31/2002                                    10961                         9598
11/30/2002                                    11619                        10033
12/31/2002                                    11320                         9696
 1/31/2003                                    10939                         9291
 2/28/2003                                    10723                         9078
 3/31/2003                                    10459                         8899
 4/30/2003                                    11604                         9772
 5/31/2003                                    12482                        10364
 6/30/2003                                    12884                        10614
 7/31/2003                                    13464                        10871
 8/31/2003                                    13812                        11134
 9/30/2003                                    14342                        11477
10/31/2003                                    15469                        12192
11/30/2003                                    15792                        12463
12/31/2003                                    16972                        13437
 1/31/2004                                    17402                        13627
 2/29/2004                                    17923                        13942
 3/31/2004                                    18202                        14020
 4/30/2004                                    17654                        13703
 5/31/2004                                    17824                        13749
 6/30/2004                                    18561                        14050
 7/31/2004                                    17877                        13594
 8/31/2004                                    18101                        13654
 9/30/2004                                    18679                        14011
10/31/2004                                    19394                        14489
11/30/2004                                    20823                        15479
12/31/2004                                    21860                        16158
 1/31/2005                                    21633                        15861
 2/28/2005                                    22487                        16546
 3/31/2005                                    21925                        16131
 4/30/2005                                    21257                        15752
 5/31/2005                                    21284                        15759
 6/30/2005                                    21619                        15968
 7/31/2005                                    22580                        16458
 8/31/2005                                    23325                        16874
 9/30/2005                                    23976                        17625
10/31/2005                                    23608                        17110
11/30/2005                                    24030                        17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         15.40%           11.67%            9.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                        DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                        LOCAL
                                                       CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                           RETURN            RETURN
-----------------------------                          --------         -----------
United Kingdom (net dividends)                            19.09%               7.72%
Japan (net dividends)                                     41.66%              21.55%
France                                                    25.50%              11.33%
Switzerland                                               38.51%              19.87%
Germany                                                   26.12%              11.88%
Netherlands                                               29.13%              14.55%
Australia                                                 25.56%              19.79%
Italy                                                     19.84%               6.30%
Spain                                                     24.16%              10.12%
Sweden                                                    27.30%               6.03%

----------
Gross returns unless otherwise noted.

Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results, although returns varied among individual countries.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                                        20.35%
MSCI EAFE Value Index (net dividends)                                         14.34%
MSCI EAFE Index (net dividends)                                               13.27%
MSCI EAFE Growth Index (net dividends)                                        12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                         TOTAL
                                                        RETURNS
COUNTRY                                                (U.S. $)
-------                                                --------
Argentina                                                 67.41%
Brazil                                                    73.90%
Thailand                                                   4.11%
Chile                                                     30.93%
Indonesia                                                  6.11%
Hungary                                                   28.07%
Israel                                                    32.85%
Poland                                                    34.73%
Taiwan                                                     6.89%
Mexico                                                    53.97%
Malaysia                                                   0.54%
Philippines                                               22.52%
Turkey                                                    80.71%
South Korea                                               47.97%

----------
Source: Morgan Stanley Capital International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

INTERNATIONAL VALUE PORTFOLIO

     The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 634 stocks in 22 developed-country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends), and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for the International Value Portfolio over this year was 15.40%. Relative to the MSCI EAFE Value Index (net dividends) outperformance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics and those with smaller market capitalizations. International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed most other stocks in the MSCI EAFE Value Index and average weight allocated to this range was 76% for the Master Fund compared to 35% for the Index. Stocks in the Portfolio with market caps between $1.5 and $50 billion exceeded the performance of the MSCI EAFE Value Index and average weight allocated to these stocks was 83% for the Portfolio compared to 63% for the Index.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLE

                                     BEGINNING          ENDING                              EXPENSES
                                      ACCOUNT           ACCOUNT          ANNUALIZED           PAID
                                       VALUE             VALUE             EXPENSE           DURING
                                      06/01/05          11/30/05            RATIO            PERIOD*
                                    ------------      ------------      -----------        -----------
Actual Fund Return                  $   1,000.00      $   1,129.00             0.48%       $      2.56
Hypothetical 5% Annual Return       $   1,000.00      $   1,022.66             0.48%       $      2.43

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Affiliated Investment Companies                                    100.0%

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust
  Company (Affiliated Investment Company) (145,607,146 Shares, Cost $1,943,874)
  at Value+                                                                           $     2,519,004
Receivable for Fund Shares Sold                                                                 3,904
Prepaid Expenses and Other Assets                                                                  34
                                                                                      ---------------
    Total Assets                                                                            2,522,942
                                                                                      ---------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                                               3,360
  Fund Shares Redeemed                                                                            544
  Due to Advisor                                                                                  414
Accrued Expenses and Other Liabilities                                                            167
                                                                                      ---------------
    Total Liabilities                                                                           4,485
                                                                                      ---------------
NET ASSETS                                                                            $     2,518,457
                                                                                      ===============
SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                         142,557,489
                                                                                      ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $         17.67
                                                                                      ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Company                    $        60,993
                                                                                      ---------------
EXPENSES
  Administrative Services Fees                                                                  3,962
  Accounting & Transfer Agent Fees                                                                 48
  Legal Fees                                                                                       29
  Audit Fees                                                                                       11
  Filing Fees                                                                                     128
  Shareholders' Reports                                                                            50
  Directors' Fees & Expenses                                                                       23
  Other                                                                                            12
                                                                                      ---------------
      Total Expenses                                                                            4,263
                                                                                      ---------------
  NET INVESTMENT INCOME (LOSS)                                                                 56,730
                                                                                      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Company                       55,190
  Net Realized Gain (Loss) on Investment Securities Sold                                       (1,015)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                   170,710
                                                                                      ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                                     224,885
                                                                                      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $       281,615
                                                                                      ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                     YEAR               YEAR
                                                                                     ENDED              ENDED
                                                                                   NOV. 30,           NOV. 30,
                                                                                     2005               2004
                                                                                ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                  $        56,730    $        19,143
  Capital Gain Distributions Received from Affiliated Investment Company                 55,190                 --
  Net Realized Gain (Loss) on Investment Securities Sold                                 (1,015)              (828)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities             170,710            276,301
                                                                                ---------------    ---------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                 281,615            294,616
                                                                                ---------------    ---------------
Distributions From:
  Net Investment Income                                                                 (48,348)           (21,908)
  Net Short-Term Gains                                                                   (1,280)                --
                                                                                ---------------    ---------------
        Total Distributions                                                             (49,628)           (21,908)
                                                                                ---------------    ---------------
Capital Share Transactions (b):
  Shares Issued                                                                       1,043,752            520,740
  Shares Issued in Lieu of Cash Distributions                                            43,138             19,587
  Shares Redeemed                                                                      (232,409)          (129,365)
                                                                                ---------------    ---------------
        Net Increase (Decrease) from Capital Share Transactions                         854,481            410,962
                                                                                ---------------    ---------------
        Total Increase (Decrease) in Net Assets                                       1,086,468            683,670
NET ASSETS
  Beginning of Period                                                                 1,431,989            748,319
                                                                                ---------------    ---------------
  End of Period                                                                 $     2,518,457    $     1,431,989
                                                                                ===============    ===============
(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                        62,912             37,677
    Shares Issued in Lieu of Cash Distributions                                           2,656              1,445
    Shares Redeemed                                                                     (14,037)            (9,431)
                                                                                ---------------    ---------------
                                                                                         51,531             29,691
                                                                                ===============    ===============
ACCUMULATED NET INVESTMENT INCOME (LOSS)                                        $         7,426    $           (14)

                 See accompanying Notes to Financial Statements.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                  YEAR               YEAR              YEAR              YEAR            YEAR
                                                 ENDED              ENDED             ENDED              ENDED           ENDED
                                                NOV. 30,           NOV. 30,          NOV. 30,          NOV. 30,        NOV. 30,
                                                  2005               2004              2003              2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       15.73     $       12.20     $        9.19     $       10.30     $     12.58
                                              -------------     -------------     -------------     -------------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.48              0.26              0.22              0.23            0.25
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                          1.89              3.58              3.02             (0.78)          (1.50)
                                              -------------     -------------     -------------     -------------     -----------
    Total from Investment Operations                   2.37              3.84              3.24             (0.55)          (1.25)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                               (0.42)            (0.31)            (0.23)            (0.21)          (0.27)
  Net Realized Gains                                  (0.01)               --                --             (0.35)          (0.76)
                                              -------------     -------------     -------------     -------------     -----------
    Total Distributions                               (0.43)            (0.31)            (0.23)            (0.56)          (1.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       17.67     $       15.73     $       12.20     $        9.19     $     10.30
=================================================================================================================================
Total Return                                          15.40%            31.86%            35.92%            (5.72)%        (10.96)%
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)         $   2,518,457     $   1,431,989     $     748,319     $     464,313     $   449,496
Ratio of Expenses to Average Net Assets (3)            0.48%             0.51%             0.52%             0.53%           0.51%
Ratio of Net Investment Income to Average
  Net Assets                                           2.86%             1.87%             2.26%             2.35%           2.12%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2005, the Portfolio owned 58% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2005, the total liability (in thousands) for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $34.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2005, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS:

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by of the Portfolio are included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

                                         INCREASE               INCREASE
                                        (DECREASE)              DECREASE
                   INCREASE            UNDISTRIBUTED           ACCUMULATED
                  (DECREASE)          NET INVESTMENT          NET REALIZED
               PAID-IN CAPITAL            INCOME             GAINS/(LOSSES)
               ---------------        --------------         --------------
               $         1,662        $         (942)        $         (720)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                     NET INVESTMENT
                       INCOME AND
                       SHORT-TERM        LONG-TERM        RETURN OF
                     CAPITAL GAINS     CAPITAL GAINS       CAPITAL         TOTAL
                     --------------    -------------      ---------     -----------
2005                 $       49,628               --             --     $    49,628
2004                         21,188               --      $     720          21,908

     The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of earnings and profits distributed to shareholders upon redemption of shares.

                                      ORDINARY         NET LONG-TERM
                                       INCOME          CAPITAL GAINS
                                      --------         -------------
                                      $    942         $         720

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                               UNDISTRIBUTED                                   TOTAL NET
                               NET INVESTMENT                                DISTRIBUTABLE
                                 INCOME AND           UNDISTRIBUTED            EARNINGS
                                 SHORT-TERM             LONG-TERM            (ACCUMULATED
                               CAPITAL GAINS          CAPITAL GAINS             LOSSES)
                              ---------------         -------------          -------------
                              $         7,460         $      44,043          $      51,503

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the Portfolio utilized capital loss carryforwards of $9,562 (in thousands) to offset future realized capital gains.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       NET
                                                                                   UNREALIZED
                            FEDERAL        UNREALIZED          UNREALIZED         APPRECIATION/
                           TAX COST       APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
                         ------------     ------------       --------------      --------------
                         $  1,975,784     $    575,130       $      (31,911)     $      543,219

E. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                       ACCUMULATED        UNREALIZED
                                                       NET REALIZED      APPRECIATION
                                     ACCUMULATED      GAIN (LOSS) OF    (DEPRECIATION)
                  PAID-IN          NET INVESTMENT       INVESTMENT       OF INVESTMENT      TOTAL NET
                  CAPITAL           INCOME (LOSS)       SECURITIES        SECURITIES          ASSETS
               ---------------     --------------     --------------    --------------     ------------
               $     1,924,143     $        7,426     $       11,758    $      575,130     $  2,518,457

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2005.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. OTHER:

     At November 30, 2005, one shareholder held approximately 40% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 THE U.S. LARGE COMPANY SERIES                 S&P 500 INDEX
11/30/1995                                   10000                         10000
12/31/1995                                   10192                         10193
 1/31/1996                                   10542                         10540
 2/29/1996                                   10632                         10637
 3/31/1996                                   10736                         10740
 4/30/1996                                   10893                         10898
 5/31/1996                                   11160                         11179
 6/30/1996                                   11205                         11222
 7/31/1996                                   10715                         10726
 8/31/1996                                   10934                         10952
 9/30/1996                                   11545                         11569
10/31/1996                                   11862                         11888
11/30/1996                                   12759                         12786
12/31/1996                                   12502                         12533
 1/31/1997                                   13287                         13316
 2/28/1997                                   13385                         13420
 3/31/1997                                   12834                         12869
 4/30/1997                                   13596                         13637
 5/31/1997                                   14425                         14467
 6/30/1997                                   15066                         15116
 7/31/1997                                   16265                         16318
 8/31/1997                                   15360                         15404
 9/30/1997                                   16197                         16248
10/31/1997                                   15662                         15705
11/30/1997                                   16378                         16432
12/31/1997                                   16657                         16714
 1/31/1998                                   16846                         16899
 2/28/1998                                   18060                         18118
 3/31/1998                                   18980                         19046
 4/30/1998                                   19168                         19237
 5/31/1998                                   18837                         18907
 6/30/1998                                   19606                         19675
 7/31/1998                                   19395                         19465
 8/31/1998                                   16605                         16651
 9/30/1998                                   17660                         17718
10/31/1998                                   19078                         19159
11/30/1998                                   20247                         20320
12/31/1998                                   21446                         21491
 1/31/1999                                   22320                         22390
 2/28/1999                                   21619                         21694
 3/31/1999                                   22486                         22562
 4/30/1999                                   23346                         23435
 5/31/1999                                   22796                         22882
 6/30/1999                                   24055                         24152
 7/31/1999                                   23308                         23398
 8/31/1999                                   23188                         23282
 9/30/1999                                   22554                         22644
10/31/1999                                   23987                         24077
11/30/1999                                   24470                         24566
12/31/1999                                   25925                         26013
 1/31/2000                                   24620                         24706
 2/29/2000                                   24160                         24238
 3/31/2000                                   26513                         26610
 4/30/2000                                   25699                         25809
 5/31/2000                                   25171                         25279
 6/30/2000                                   25752                         25903
 7/31/2000                                   25390                         25498
 8/31/2000                                   26966                         27082
 9/30/2000                                   25540                         25652
10/31/2000                                   25427                         25543
11/30/2000                                   23429                         23530
12/31/2000                                   23550                         23645
 1/31/2001                                   24387                         24484
 2/28/2001                                   22162                         22251
 3/31/2001                                   20760                         20842
 4/30/2001                                   22366                         22461
 5/31/2001                                   22501                         22612
 6/30/2001                                   21951                         22061
 7/31/2001                                   21740                         21844
 8/31/2001                                   20375                         20477
 9/30/2001                                   18731                         18823
10/31/2001                                   19086                         19182
11/30/2001                                   20548                         20653
12/31/2001                                   20722                         20834
 1/31/2002                                   20420                         20530
 2/28/2002                                   20028                         20134
 3/31/2002                                   20767                         20892
 4/30/2002                                   19508                         19625
 5/31/2002                                   19372                         19480
 6/30/2002                                   17985                         18093
 7/31/2002                                   16590                         16682
 8/31/2002                                   16695                         16792
 9/30/2002                                   14878                         14967
10/31/2002                                   16190                         16284
11/30/2002                                   17140                         17243
12/31/2002                                   16137                         16230
 1/31/2003                                   15715                         15804
 2/28/2003                                   15474                         15567
 3/31/2003                                   15624                         15718
 4/30/2003                                   16914                         17013
 5/31/2003                                   17804                         17910
 6/30/2003                                   18030                         18139
 7/31/2003                                   18347                         18459
 8/31/2003                                   18701                         18819
 9/30/2003                                   18505                         18619
10/31/2003                                   19545                         19672
11/30/2003                                   19719                         19845
12/31/2003                                   20744                         20886
 1/31/2004                                   21129                         21269
 2/29/2004                                   21423                         21565
 3/31/2004                                   21099                         21239
 4/30/2004                                   20767                         20906
 5/31/2004                                   21054                         21193
 6/30/2004                                   21461                         21605
 7/31/2004                                   20744                         20890
 8/31/2004                                   20827                         20974
 9/30/2004                                   21054                         21201
10/31/2004                                   21378                         21525
11/30/2004                                   22238                         22396
12/31/2004                                   22992                         23158
 1/31/2005                                   22434                         22593
 2/28/2005                                   22909                         23069
 3/31/2005                                   22509                         22660
 4/30/2005                                   22079                         22230
 5/31/2005                                   22780                         22938
 6/30/2005                                   22811                         22970
 7/31/2005                                   23663                         23825
 8/31/2005                                   23444                         23608
 9/30/2005                                   23640                         23799
10/31/2005                                   23248                         23402
11/30/2005                                   24130                         24287

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         8.51%            0.59%             9.21%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE            THE ENHANCED U.S. LARGE COMPANY SERIES             S&P 500 INDEX
  7/2/1996                                       10000                     10000
 7/31/1996                                        9890                      9500
 8/31/1996                                       10090                      9701
 9/30/1996                                       10690                     10247
10/31/1996                                       11060                     10529
11/30/1996                                       11895                     11325
12/31/1996                                       11601                     11101
 1/31/1997                                       12337                     11794
 2/28/1997                                       12442                     11887
 3/31/1997                                       11842                     11398
 4/30/1997                                       12595                     12079
 5/31/1997                                       13419                     12814
 6/30/1997                                       13995                     13388
 7/31/1997                                       15136                     14454
 8/31/1997                                       14304                     13644
 9/30/1997                                       15049                     14391
10/31/1997                                       14629                     13910
11/30/1997                                       15182                     14554
12/31/1997                                       15446                     14804
 1/31/1998                                       15714                     14968
 2/28/1998                                       16786                     16048
 3/31/1998                                       17631                     16869
 4/30/1998                                       17829                     17039
 5/31/1998                                       17475                     16746
 6/30/1998                                       18212                     17427
 7/31/1998                                       17982                     17241
 8/31/1998                                       15370                     14748
 9/30/1998                                       16445                     15693
10/31/1998                                       17809                     16970
11/30/1998                                       18825                     17998
12/31/1998                                       20055                     19035
 1/31/1999                                       20779                     19831
 2/28/1999                                       20104                     19215
 3/31/1999                                       20948                     19984
 4/30/1999                                       21743                     20758
 5/31/1999                                       21147                     20267
 6/30/1999                                       22384                     21392
 7/31/1999                                       21630                     20724
 8/31/1999                                       21513                     20622
 9/30/1999                                       20989                     20056
10/31/1999                                       22328                     21326
11/30/1999                                       22694                     21759
12/31/1999                                       23993                     23041
 1/31/2000                                       22733                     21883
 2/29/2000                                       22373                     21469
 3/31/2000                                       24537                     23569
 4/30/2000                                       23751                     22860
 5/31/2000                                       23206                     22391
 6/30/2000                                       23728                     22943
 7/31/2000                                       23381                     22584
 8/31/2000                                       24871                     23987
 9/30/2000                                       23554                     22721
10/31/2000                                       23450                     22625
11/30/2000                                       21640                     20841
12/31/2000                                       21706                     20943
 1/31/2001                                       22479                     21686
 2/28/2001                                       20427                     19709
 3/31/2001                                       19111                     18460
 4/30/2001                                       20579                     19895
 5/31/2001                                       20713                     20028
 6/30/2001                                       20173                     19540
 7/31/2001                                       20016                     19348
 8/31/2001                                       18802                     18137
 9/30/2001                                       17390                     16672
10/31/2001                                       17776                     16990
11/30/2001                                       19117                     18293
12/31/2001                                       19276                     18454
 1/31/2002                                       19004                     18184
 2/28/2002                                       18663                     17834
 3/31/2002                                       19263                     18504
 4/30/2002                                       18188                     17382
 5/31/2002                                       18074                     17254
 6/30/2002                                       16844                     16025
 7/31/2002                                       15624                     14776
 8/31/2002                                       15762                     14873
 9/30/2002                                       14079                     13257
10/31/2002                                       15330                     14424
11/30/2002                                       16184                     15272
12/31/2002                                       15307                     14375
 1/31/2003                                       14911                     13998
 2/28/2003                                       14702                     13788
 3/31/2003                                       14845                     13922
 4/30/2003                                       16086                     15069
 5/31/2003                                       16975                     15863
 6/30/2003                                       17169                     16066
 7/31/2003                                       17404                     16349
 8/31/2003                                       17733                     16668
 9/30/2003                                       17619                     16491
10/31/2003                                       18561                     17424
11/30/2003                                       18727                     17577
12/31/2003                                       19751                     18499
 1/31/2004                                       20105                     18839
 2/29/2004                                       20436                     19101
 3/31/2004                                       20135                     18812
 4/30/2004                                       19709                     18517
 5/31/2004                                       19946                     18771
 6/30/2004                                       20301                     19136
 7/31/2004                                       19659                     18503
 8/31/2004                                       19802                     18577
 9/30/2004                                       19994                     18778
10/31/2004                                       20304                     19065
11/30/2004                                       21068                     19837
12/31/2004                                       21770                     20512
 1/31/2005                                       21215                     20012
 2/28/2005                                       21625                     20433
 3/31/2005                                       21191                     20071
 4/30/2005                                       20829                     19690
 5/31/2005                                       21505                     20317
 6/30/2005                                       21517                     20346
 7/31/2005                                       22243                     21102
 8/31/2005                                       22073                     20910
 9/30/2005                                       22206                     21079
10/31/2005                                       21767                     20728
11/30/2005                                       22587                     21512

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           7/2/1996
------------------------------------------------------------------
                         7.21%            0.86%             9.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P Data are provided by Standard & Poor's Index Services Group.

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. LARGE CAP VALUE SERIES          RUSSELL 1000 VALUE INDEX
11/30/1995                               10000                             10000
12/31/1995                               10072                             10251
 1/31/1996                               10358                             10571
 2/29/1996                               10513                             10651
 3/31/1996                               10879                             10832
 4/30/1996                               11058                             10873
 5/31/1996                               11244                             11009
 6/30/1996                               10917                             11018
 7/31/1996                               10432                             10602
 8/31/1996                               10846                             10905
 9/30/1996                               11063                             11339
10/31/1996                               11425                             11778
11/30/1996                               12248                             12632
12/31/1996                               12129                             12470
 1/31/1997                               12563                             13075
 2/28/1997                               12813                             13267
 3/31/1997                               12227                             12789
 4/30/1997                               12629                             13326
 5/31/1997                               13610                             14071
 6/30/1997                               14028                             14675
 7/31/1997                               15435                             15779
 8/31/1997                               15207                             15217
 9/30/1997                               16008                             16136
10/31/1997                               15188                             15686
11/30/1997                               15349                             16379
12/31/1997                               15564                             16857
 1/31/1998                               15771                             16620
 2/28/1998                               17150                             17738
 3/31/1998                               18112                             18824
 4/30/1998                               18212                             18950
 5/31/1998                               18058                             18669
 6/30/1998                               18015                             18908
 7/31/1998                               17390                             18576
 8/31/1998                               14225                             15812
 9/30/1998                               14947                             16719
10/31/1998                               16167                             18015
11/30/1998                               17180                             18854
12/31/1998                               17464                             19495
 1/31/1999                               17802                             19651
 2/28/1999                               17345                             19374
 3/31/1999                               17906                             19775
 4/30/1999                               19811                             21622
 5/31/1999                               19791                             21384
 6/30/1999                               20122                             22005
 7/31/1999                               19290                             21360
 8/31/1999                               18598                             20567
 9/30/1999                               17601                             19850
10/31/1999                               18275                             20993
11/30/1999                               17977                             20829
12/31/1999                               18325                             20929
 1/31/2000                               17040                             20247
 2/29/2000                               15508                             18743
 3/31/2000                               17705                             21029
 4/30/2000                               18238                             20785
 5/31/2000                               18201                             21003
 6/30/2000                               16937                             20044
 7/31/2000                               17685                             20294
 8/31/2000                               18720                             21422
 9/30/2000                               18415                             21620
10/31/2000                               19142                             22151
11/30/2000                               18527                             21330
12/31/2000                               20237                             22398
 1/31/2001                               21234                             22483
 2/28/2001                               21220                             21858
 3/31/2001                               20573                             21087
 4/30/2001                               21797                             22120
 5/31/2001                               22431                             22618
 6/30/2001                               22158                             22116
 7/31/2001                               22129                             22069
 8/31/2001                               21154                             21184
 9/30/2001                               18801                             19693
10/31/2001                               18787                             19523
11/30/2001                               20560                             20658
12/31/2001                               21045                             21145
 1/31/2002                               21273                             20982
 2/28/2002                               21544                             21016
 3/31/2002                               22440                             22010
 4/30/2002                               22240                             21255
 5/31/2002                               22383                             21361
 6/30/2002                               21025                             20135
 7/31/2002                               18687                             18263
 8/31/2002                               18988                             18400
 9/30/2002                               16884                             16354
10/31/2002                               17547                             17565
11/30/2002                               18784                             18672
12/31/2002                               17940                             17862
 1/31/2003                               17520                             17429
 2/28/2003                               17013                             16964
 3/31/2003                               16933                             16993
 4/30/2003                               18501                             18488
 5/31/2003                               19735                             19683
 6/30/2003                               19947                             19929
 7/31/2003                               20457                             20226
 8/31/2003                               21185                             20541
 9/30/2003                               20720                             20340
10/31/2003                               22109                             21585
11/30/2003                               22604                             21878
12/31/2003                               24157                             23226
 1/31/2004                               24568                             23635
 2/29/2004                               25201                             24140
 3/31/2004                               25099                             23928
 4/30/2004                               24687                             23344
 5/31/2004                               24819                             23582
 6/30/2004                               25570                             24139
 7/31/2004                               24742                             23798
 8/31/2004                               24742                             24136
 9/30/2004                               25502                             24510
10/31/2004                               25813                             24917
11/30/2004                               27503                             26178
12/31/2004                               28606                             27055
 1/31/2005                               27890                             26573
 2/28/2005                               28740                             27453
 3/31/2005                               28662                             27077
 4/30/2005                               27691                             26592
 5/31/2005                               28871                             27233
 6/30/2005                               29467                             27530
 7/31/2005                               30935                             28327
 8/31/2005                               30680                             28204
 9/30/2005                               31153                             28600
10/31/2005                               30326                             27873
11/30/2005                               31537                             28785

AVERAGE ANNUAL           ONE              FIVE               TEN
TOTAL RETURN             YEAR             YEARS             YEARS
------------------------------------------------------------------
                         14.66%           11.22%            12.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 6, 1998-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. SMALL XM VALUE SERIES           RUSSELL 2000 VALUE INDEX
  2/6/1998                              10000                              10000
 2/28/1998                              10270                              10331
 3/31/1998                              10710                              10750
 4/30/1998                              10830                              10803
 5/31/1998                              10330                              10421
 6/30/1998                              10070                              10361
 7/31/1998                               9220                               9550
 8/31/1998                               7620                               8054
 9/30/1998                               7840                               8509
10/31/1998                               8470                               8762
11/30/1998                               8674                               9000
12/31/1998                               8907                               9282
 1/31/1999                               8866                               9072
 2/28/1999                               8207                               8452
 3/31/1999                               8319                               8383
 4/30/1999                               9403                               9148
 5/31/1999                               9768                               9429
 6/30/1999                              10335                               9770
 7/31/1999                              10112                               9539
 8/31/1999                               9717                               9189
 9/30/1999                               9433                               9006
10/31/1999                               9129                               8826
11/30/1999                               9229                               8871
12/31/1999                               9517                               9144
 1/31/2000                               8896                               8905
 2/29/2000                               8633                               9449
 3/31/2000                               9485                               9494
 4/30/2000                               9580                               9550
 5/31/2000                               9453                               9404
 6/30/2000                               9222                               9678
 7/31/2000                               9453                              10000
 8/31/2000                               9979                              10447
 9/30/2000                               9843                              10388
10/31/2000                               9864                              10351
11/30/2000                               9545                              10139
12/31/2000                              10676                              11228
 1/31/2001                              11352                              11538
 2/28/2001                              11341                              11522
 3/31/2001                              10928                              11338
 4/30/2001                              11662                              11863
 5/31/2001                              12086                              12168
 6/30/2001                              12499                              12657
 7/31/2001                              12510                              12373
 8/31/2001                              12396                              12330
 9/30/2001                              10538                              10969
10/31/2001                              10848                              11255
11/30/2001                              11846                              12064
12/31/2001                              12631                              12802
 1/31/2002                              12816                              12973
 2/28/2002                              13106                              13052
 3/31/2002                              14229                              14029
 4/30/2002                              14639                              14523
 5/31/2002                              14176                              14043
 6/30/2002                              13648                              13732
 7/31/2002                              11653                              11692
 8/31/2002                              11653                              11640
 9/30/2002                              10622                              10809
10/31/2002                              10900                              10971
11/30/2002                              12102                              11847
12/31/2002                              11459                              11341
 1/31/2003                              10924                              11021
 2/28/2003                              10463                              10651
 3/31/2003                              10433                              10765
 4/30/2003                              11682                              11787
 5/31/2003                              13019                              12991
 6/30/2003                              13227                              13210
 7/31/2003                              14000                              13870
 8/31/2003                              14907                              14397
 9/30/2003                              14714                              14231
10/31/2003                              16140                              15391
11/30/2003                              16807                              15982
12/31/2003                              17707                              16561
 1/31/2004                              18525                              17134
 2/29/2004                              18826                              17466
 3/31/2004                              18993                              17707
 4/30/2004                              18358                              16791
 5/31/2004                              18642                              16995
 6/30/2004                              19708                              17858
 7/31/2004                              18754                              17037
 8/31/2004                              18636                              17203
 9/30/2004                              19493                              17885
10/31/2004                              19677                              18162
11/30/2004                              21489                              19773
12/31/2004                              22166                              20245
 1/31/2005                              21457                              19462
 2/28/2005                              22070                              19849
 3/31/2005                              21859                              19440
 4/30/2005                              20384                              18437
 5/31/2005                              21744                              19562
 6/30/2005                              22607                              20427
 7/31/2005                              24007                              21589
 8/31/2005                              23643                              21093
 9/30/2005                              23726                              21059
10/31/2005                              23109                              20530
11/30/2005                              24179                              21362

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/6/1998
------------------------------------------------------------------
                         12.52%           20.43%             11.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. SMALL CAP VALUE SERIES          RUSSELL 2000 VALUE INDEX
11/30/1995                               10000                             10000
12/31/1995                               10175                             10310
 1/31/1996                               10145                             10378
 2/29/1996                               10365                             10541
 3/31/1996                               10657                             10762
 4/30/1996                               11212                             11056
 5/31/1996                               11651                             11336
 6/30/1996                               11410                             11202
 7/31/1996                               10701                             10606
 8/31/1996                               11191                             11066
 9/30/1996                               11571                             11369
10/31/1996                               11658                             11500
11/30/1996                               12214                             12119
12/31/1996                               12484                             12513
 1/31/1997                               12808                             12706
 2/28/1997                               12808                             12826
 3/31/1997                               12477                             12483
 4/30/1997                               12423                             12666
 5/31/1997                               13603                             13674
 6/30/1997                               14460                             14366
 7/31/1997                               15324                             14970
 8/31/1997                               15872                             15208
 9/30/1997                               17099                             16219
10/31/1997                               16497                             15778
11/30/1997                               16358                             15951
12/31/1997                               16374                             16492
 1/31/1998                               16177                             16194
 2/28/1998                               17401                             17173
 3/31/1998                               18112                             17871
 4/30/1998                               18472                             17958
 5/31/1998                               17770                             17323
 6/30/1998                               17419                             17224
 7/31/1998                               16143                             15875
 8/31/1998                               13171                             13389
 9/30/1998                               13548                             14146
10/31/1998                               14130                             14566
11/30/1998                               14877                             14960
12/31/1998                               15227                             15430
 1/31/1999                               15473                             15080
 2/28/1999                               14197                             14050
 3/31/1999                               13932                             13935
 4/30/1999                               15426                             15207
 5/31/1999                               16154                             15674
 6/30/1999                               17146                             16241
 7/31/1999                               17070                             15856
 8/31/1999                               16607                             15276
 9/30/1999                               16172                             14971
10/31/1999                               15615                             14671
11/30/1999                               16332                             14747
12/31/1999                               17275                             15200
 1/31/2000                               17149                             14803
 2/29/2000                               18742                             15708
 3/31/2000                               18805                             15782
 4/30/2000                               18141                             15875
 5/31/2000                               17391                             15632
 6/30/2000                               18267                             16088
 7/31/2000                               18257                             16624
 8/31/2000                               19608                             17367
 9/30/2000                               19249                             17268
10/31/2000                               18531                             17206
11/30/2000                               17522                             16855
12/31/2000                               18888                             18665
 1/31/2001                               20842                             19181
 2/28/2001                               20439                             19154
 3/31/2001                               19944                             18847
 4/30/2001                               21168                             19720
 5/31/2001                               22484                             20227
 6/30/2001                               23331                             21040
 7/31/2001                               22953                             20568
 8/31/2001                               22653                             20496
 9/30/2001                               19357                             18234
10/31/2001                               20126                             18710
11/30/2001                               21704                             20055
12/31/2001                               23234                             21282
 1/31/2002                               23596                             21565
 2/28/2002                               23567                             21697
 3/31/2002                               25901                             23322
 4/30/2002                               27075                             24143
 5/31/2002                               26234                             23344
 6/30/2002                               25698                             22828
 7/31/2002                               21697                             19436
 8/31/2002                               21422                             19350
 9/30/2002                               19871                             17968
10/31/2002                               20204                             18238
11/30/2002                               21931                             19693
12/31/2002                               21147                             18852
 1/31/2003                               20420                             18321
 2/28/2003                               19582                             17705
 3/31/2003                               19551                             17895
 4/30/2003                               21621                             19595
 5/31/2003                               24166                             21595
 6/30/2003                               25051                             21960
 7/31/2003                               26821                             23056
 8/31/2003                               28212                             23932
 9/30/2003                               27991                             23657
10/31/2003                               30804                             25585
11/30/2003                               32086                             26567
12/31/2003                               33817                             27529
 1/31/2004                               35469                             28482
 2/29/2004                               35986                             29034
 3/31/2004                               36330                             29435
 4/30/2004                               35194                             27913
 5/31/2004                               35332                             28251
 6/30/2004                               37699                             29686
 7/31/2004                               35699                             28320
 8/31/2004                               35182                             28598
 9/30/2004                               36922                             29730
10/31/2004                               37285                             30191
11/30/2004                               41029                             32869
12/31/2004                               42516                             33655
 1/31/2005                               41008                             32352
 2/28/2005                               42134                             32996
 3/31/2005                               41319                             32316
 4/30/2005                               38321                             30649
 5/31/2005                               40880                             32518
 6/30/2005                               42595                             33956
 7/31/2005                               45638                             35888
 8/31/2005                               44891                             35064
 9/30/2005                               45255                             35006
10/31/2005                               43949                             34127
11/30/2005                               45819                             35512

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         11.67%           21.20%            16.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE                 THE U.S. SMALL CAP SERIES                RUSSELL 2000 INDEX
11/30/1995                               10000                             10000
12/31/1995                               10238                             10264
 1/31/1996                               10266                             10253
 2/29/1996                               10614                             10573
 3/31/1996                               10849                             10791
 4/30/1996                               11573                             11369
 5/31/1996                               12175                             11817
 6/30/1996                               11620                             11331
 7/31/1996                               10652                             10342
 8/31/1996                               11281                             10943
 9/30/1996                               11639                             11371
10/31/1996                               11470                             11195
11/30/1996                               11917                             11657
12/31/1996                               12096                             11962
 1/31/1997                               12497                             12201
 2/28/1997                               12237                             11906
 3/31/1997                               11662                             11344
 4/30/1997                               11532                             11376
 5/31/1997                               12844                             12642
 6/30/1997                               13505                             13184
 7/31/1997                               14307                             13797
 8/31/1997                               14838                             14113
 9/30/1997                               15987                             15146
10/31/1997                               15293                             14482
11/30/1997                               15071                             14387
12/31/1997                               15071                             14639
 1/31/1998                               14905                             14408
 2/28/1998                               15998                             15473
 3/31/1998                               16664                             16110
 4/30/1998                               16902                             16199
 5/31/1998                               16022                             15326
 6/30/1998                               15808                             15358
 7/31/1998                               14596                             14114
 8/31/1998                               11601                             11373
 9/30/1998                               12326                             12263
10/31/1998                               12872                             12764
11/30/1998                               13718                             13433
12/31/1998                               14293                             14264
 1/31/1999                               14531                             14454
 2/28/1999                               13290                             13283
 3/31/1999                               13171                             13490
 4/30/1999                               14372                             14699
 5/31/1999                               14940                             14914
 6/30/1999                               15824                             15588
 7/31/1999                               15692                             15161
 8/31/1999                               15283                             14600
 9/30/1999                               15204                             14603
10/31/1999                               15032                             14662
11/30/1999                               16272                             15538
12/31/1999                               17983                             17297
 1/31/2000                               17968                             17018
 2/29/2000                               20975                             19828
 3/31/2000                               20076                             18521
 4/30/2000                               18499                             17406
 5/31/2000                               17526                             16391
 6/30/2000                               19324                             17821
 7/31/2000                               18794                             17247
 8/31/2000                               20341                             18563
 9/30/2000                               19943                             18017
10/31/2000                               19074                             17214
11/30/2000                               17327                             15446
12/31/2000                               18487                             16773
 1/31/2001                               20102                             17646
 2/28/2001                               18768                             16489
 3/31/2001                               17925                             15682
 4/30/2001                               19330                             16909
 5/31/2001                               20243                             17325
 6/30/2001                               21261                             17922
 7/31/2001                               20471                             16953
 8/31/2001                               19857                             16405
 9/30/2001                               17048                             14197
10/31/2001                               18171                             15028
11/30/2001                               19594                             16191
12/31/2001                               20902                             17190
 1/31/2002                               20759                             17011
 2/28/2002                               20221                             16545
 3/31/2002                               21942                             17875
 4/30/2002                               22014                             18038
 5/31/2002                               21082                             17237
 6/30/2002                               20006                             16382
 7/31/2002                               17138                             13908
 8/31/2002                               17156                             13872
 9/30/2002                               15865                             12876
10/31/2002                               16475                             13289
11/30/2002                               17943                             14475
12/31/2002                               16956                             13669
 1/31/2003                               16504                             13290
 2/28/2003                               15979                             12889
 3/31/2003                               16142                             13055
 4/30/2003                               17770                             14292
 5/31/2003                               19761                             15826
 6/30/2003                               20304                             16113
 7/31/2003                               21589                             17121
 8/31/2003                               22675                             17905
 9/30/2003                               22331                             17574
10/31/2003                               24285                             19050
11/30/2003                               25177                             19727
12/31/2003                               25771                             20127
 1/31/2004                               26938                             21001
 2/29/2004                               27175                             21190
 3/31/2004                               27320                             21387
 4/30/2004                               26209                             20296
 5/31/2004                               26482                             20619
 6/30/2004                               27650                             21487
 7/31/2004                               25677                             20041
 8/31/2004                               25311                             19938
 9/30/2004                               26563                             20873
10/31/2004                               27075                             21285
11/30/2004                               29455                             23130
12/31/2004                               30477                             23815
 1/31/2005                               29301                             22822
 2/28/2005                               29821                             23207
 3/31/2005                               28956                             22544
 4/30/2005                               27161                             21252
 5/31/2005                               29033                             22643
 6/30/2005                               30142                             23516
 7/31/2005                               32212                             25006
 8/31/2005                               31767                             24542
 9/30/2005                               31989                             24619
10/31/2005                               30999                             23855
11/30/2005                               32517                             25013

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         10.40%           13.42%            12.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

THE U.S. MICRO CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 28, 1997-NOVEMBER 30, 2005

GROWTH OF $10,000

DATE           THE U.S. MICRO CAP SERIES     RUSSELL 2000 INDEX
11/28/1997                         10000                  10000
11/30/1997                         10000                  10000
12/31/1997                          9826                  10175
 1/31/1998                          9776                  10014
 2/28/1998                         10417                  10754
 3/31/1998                         10917                  11197
 4/30/1998                         11107                  11259
 5/31/1998                         10557                  10652
 6/30/1998                         10346                  10674
 7/31/1998                          9656                   9810
 8/31/1998                          7715                   7905
 9/30/1998                          8005                   8524
10/31/1998                          8295                   8871
11/30/1998                          8919                   9336
12/31/1998                          9156                   9914
 1/31/1999                          9412                  10046
 2/28/1999                          8766                   9232
 3/31/1999                          8443                   9376
 4/30/1999                          9245                  10217
 5/31/1999                          9602                  10366
 6/30/1999                         10147                  10834
 7/31/1999                         10248                  10537
 8/31/1999                         10058                  10147
 9/30/1999                          9835                  10150
10/31/1999                          9758                  10191
11/30/1999                         10708                  10800
12/31/1999                         11926                  12022
 1/31/2000                         12641                  11828
 2/29/2000                         15622                  13781
 3/31/2000                         14454                  12873
 4/30/2000                         12654                  12098
 5/31/2000                         11638                  11393
 6/30/2000                         13232                  12386
 7/31/2000                         12806                  11988
 8/31/2000                         14001                  12902
 9/30/2000                         13699                  12523
10/31/2000                         12737                  11964
11/30/2000                         11331                  10736
12/31/2000                         11548                  11658
 1/31/2001                         13137                  12265
 2/28/2001                         12219                  11461
 3/31/2001                         11636                  10900
 4/30/2001                         12501                  11753
 5/31/2001                         13702                  12042
 6/30/2001                         14196                  12457
 7/31/2001                         13843                  11783
 8/31/2001                         13437                  11403
 9/30/2001                         11724                   9868
10/31/2001                         12484                  10445
11/30/2001                         13332                  11253
12/31/2001                         14230                  11948
 1/31/2002                         14393                  11824
 2/28/2002                         13995                  11500
 3/31/2002                         15244                  12424
 4/30/2002                         15624                  12537
 5/31/2002                         15190                  11981
 6/30/2002                         14665                  11386
 7/31/2002                         12546                   9667
 8/31/2002                         12474                   9642
 9/30/2002                         11641                   8950
10/31/2002                         11949                   9237
11/30/2002                         12938                  10061
12/31/2002                         12400                   9500
 1/31/2003                         12123                   9237
 2/28/2003                         11772                   8958
 3/31/2003                         11919                   9074
 4/30/2003                         13028                   9934
 5/31/2003                         14544                  11000
 6/30/2003                         15190                  11199
 7/31/2003                         16318                  11900
 8/31/2003                         17094                  12445
 9/30/2003                         17112                  12215
10/31/2003                         18646                  13241
11/30/2003                         19451                  13711
12/31/2003                         19997                  13989
 1/31/2004                         21156                  14596
 2/29/2004                         21270                  14728
 3/31/2004                         21307                  14865
 4/30/2004                         20453                  14107
 5/31/2004                         20453                  14331
 6/30/2004                         21358                  14934
 7/31/2004                         19778                  13929
 8/31/2004                         19474                  13858
 9/30/2004                         20457                  14508
10/31/2004                         20838                  14794
11/30/2004                         22726                  16077
12/31/2004                         23767                  16552
 1/31/2005                         22810                  15862
 2/28/2005                         22997                  16130
 3/31/2005                         22261                  15669
 4/30/2005                         20886                  14771
 5/31/2005                         22157                  15738
 6/30/2005                         23162                  16345
 7/31/2005                         24936                  17381
 8/31/2005                         24602                  17058
 9/30/2005                         24754                  17112
10/31/2005                         24064                  16581
11/30/2005                         25172                  17385

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           11/28/1997
--------------------------------------------------------------------
                         10.77%           17.31%            12.22%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                                 MSCI EAFE INDEX
DATE              THE DFA INTERNATIONAL VALUE SERIES             (NET DIVIDENDS)
11/30/1995                                     10000                       10000
12/31/1995                                     10485                       10403
 1/31/1996                                     10590                       10446
 2/29/1996                                     10657                       10481
 3/31/1996                                     10807                       10703
 4/30/1996                                     11228                       11015
 5/31/1996                                     11122                       10812
 6/30/1996                                     11162                       10873
 7/31/1996                                     10863                       10555
 8/31/1996                                     10911                       10578
 9/30/1996                                     11103                       10859
10/31/1996                                     10996                       10748
11/30/1996                                     11485                       11176
12/31/1996                                     11335                       11032
 1/31/1997                                     10956                       10646
 2/28/1997                                     11056                       10820
 3/31/1997                                     11097                       10859
 4/30/1997                                     11037                       10917
 5/31/1997                                     11874                       11627
 6/30/1997                                     12390                       12268
 7/31/1997                                     12561                       12467
 8/31/1997                                     11737                       11536
 9/30/1997                                     12169                       12182
10/31/1997                                     11532                       11246
11/30/1997                                     11044                       11131
12/31/1997                                     11000                       11228
 1/31/1998                                     11664                       11742
 2/28/1998                                     12430                       12495
 3/31/1998                                     12980                       12880
 4/30/1998                                     13021                       12982
 5/31/1998                                     13143                       12919
 6/30/1998                                     13016                       13016
 7/31/1998                                     13160                       13148
 8/31/1998                                     11439                       11520
 9/30/1998                                     10823                       11166
10/31/1998                                     11902                       12330
11/30/1998                                     12424                       12962
12/31/1998                                     12667                       13473
 1/31/1999                                     12416                       13434
 2/28/1999                                     12102                       13113
 3/31/1999                                     12848                       13661
 4/30/1999                                     13611                       14214
 5/31/1999                                     12921                       13482
 6/30/1999                                     13503                       14008
 7/31/1999                                     13991                       14424
 8/31/1999                                     14128                       14477
 9/30/1999                                     14179                       14623
10/31/1999                                     14116                       15170
11/30/1999                                     14072                       15698
12/31/1999                                     14767                       17106
 1/31/2000                                     13629                       16019
 2/29/2000                                     13288                       16451
 3/31/2000                                     14026                       17088
 4/30/2000                                     13661                       16189
 5/31/2000                                     13923                       15794
 6/30/2000                                     14893                       16411
 7/31/2000                                     14410                       15723
 8/31/2000                                     14537                       15860
 9/30/2000                                     14117                       15088
10/31/2000                                     14013                       14731
11/30/2000                                     14001                       14179
12/31/2000                                     14779                       14683
 1/31/2001                                     14803                       14675
 2/28/2001                                     14357                       13575
 3/31/2001                                     13481                       12670
 4/30/2001                                     14192                       13551
 5/31/2001                                     14084                       13072
 6/30/2001                                     13816                       12538
 7/31/2001                                     13535                       12310
 8/31/2001                                     13731                       11998
 9/30/2001                                     11981                       10782
10/31/2001                                     12054                       11059
11/30/2001                                     12496                       11466
12/31/2001                                     12547                       11534
 1/31/2002                                     12275                       10922
 2/28/2002                                     12411                       10998
 3/31/2002                                     13191                       11593
 4/30/2002                                     13636                       11670
 5/31/2002                                     14094                       11818
 6/30/2002                                     13699                       11347
 7/31/2002                                     12298                       10227
 8/31/2002                                     12285                       10204
 9/30/2002                                     10825                        9108
10/31/2002                                     11139                        9598
11/30/2002                                     11805                       10033
12/31/2002                                     11505                        9696
 1/31/2003                                     11125                        9291
 2/28/2003                                     10897                        9078
 3/31/2003                                     10639                        8899
 4/30/2003                                     11807                        9772
 5/31/2003                                     12696                       10364
 6/30/2003                                     13105                       10614
 7/31/2003                                     13697                       10871
 8/31/2003                                     14058                       11134
 9/30/2003                                     14596                       11477
10/31/2003                                     15746                       12192
11/30/2003                                     16083                       12463
12/31/2003                                     17290                       13437
 1/31/2004                                     17733                       13627
 2/29/2004                                     18267                       13942
 3/31/2004                                     18552                       14020
 4/30/2004                                     17992                       13703
 5/31/2004                                     18174                       13749
 6/30/2004                                     18925                       14050
 7/31/2004                                     18227                       13594
 8/31/2004                                     18464                       13654
 9/30/2004                                     19055                       14011
10/31/2004                                     19784                       14489
11/30/2004                                     21254                       15479
12/31/2004                                     22313                       16158
 1/31/2005                                     22091                       15861
 2/28/2005                                     22965                       16546
 3/31/2005                                     22398                       16131
 4/30/2005                                     21718                       15752
 5/31/2005                                     21745                       15759
 6/30/2005                                     22094                       15968
 7/31/2005                                     23080                       16458
 8/31/2005                                     23840                       16874
 9/30/2005                                     24510                       17625
10/31/2005                                     24142                       17110
11/30/2005                                     24572                       17529

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         15.61%           11.91%            9.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                      MSCI JAPAN SMALL CAP INDEX
DATE              THE JAPANESE SMALL COMPANY SERIES                 (PRICE-ONLY)
  8/9/1996                                    10000
 8/30/1996                                    10020                        10000
 9/30/1996                                    10069                        10008
10/31/1996                                     9363                         9299
11/30/1996                                     9074                         9053
12/31/1996                                     7960                         7906
 1/31/1997                                     7184                         7100
 2/28/1997                                     7134                         7046
 3/31/1997                                     6617                         6421
 4/30/1997                                     6507                         6286
 5/31/1997                                     7592                         7490
 6/30/1997                                     7711                         7665
 7/31/1997                                     6836                         6845
 8/31/1997                                     6099                         6028
 9/30/1997                                     5174                         5029
10/31/1997                                     5313                         5180
11/30/1997                                     4388                         4247
12/31/1997                                     3612                         3514
 1/31/1998                                     4617                         4522
 2/28/1998                                     4985                         4863
 3/31/1998                                     4537                         4385
 4/30/1998                                     4308                         4211
 5/31/1998                                     4119                         4044
 6/30/1998                                     4219                         4099
 7/31/1998                                     4179                         4114
 8/31/1998                                     3731                         3688
 9/30/1998                                     3522                         3448
10/31/1998                                     3970                         3959
11/30/1998                                     4298                         4302
12/31/1998                                     4219                         4352
 1/31/1999                                     4318                         4441
 2/28/1999                                     4149                         4392
 3/31/1999                                     4637                         4955
 4/30/1999                                     5114                         5317
 5/31/1999                                     4885                         4961
 6/30/1999                                     5353                         5590
 7/31/1999                                     5612                         5905
 8/31/1999                                     5721                         6200
 9/30/1999                                     5731                         6324
10/31/1999                                     5632                         6294
11/30/1999                                     5313                         6252
12/31/1999                                     4856                         5795
 1/31/2000                                     4905                         5882
 2/29/2000                                     4657                         5799
 3/31/2000                                     5333                         6271
 4/30/2000                                     4766                         5602
 5/31/2000                                     4995                         5814
 6/30/2000                                     5731                         6666
 7/31/2000                                     5035                         5707
 8/31/2000                                     5413                         6342
 9/30/2000                                     5174                         5889
10/31/2000                                     4647                         5302
11/30/2000                                     4786                         5399
12/31/2000                                     4408                         4863
 1/31/2001                                     4378                         4813
 2/28/2001                                     4468                         4898
 3/31/2001                                     4418                         4699
 4/30/2001                                     4965                         5332
 5/31/2001                                     5015                         5293
 6/30/2001                                     4975                         5150
 7/31/2001                                     4607                         4708
 8/31/2001                                     4726                         4772
 9/30/2001                                     4308                         4342
10/31/2001                                     4438                         4442
11/30/2001                                     4139                         4269
12/31/2001                                     3672                         3752
 1/31/2002                                     3473                         3498
 2/28/2002                                     3751                         3679
 3/31/2002                                     3950                         3917
 4/30/2002                                     4109                         4175
 5/31/2002                                     4517                         4612
 6/30/2002                                     4318                         4409
 7/31/2002                                     4269                         4269
 8/31/2002                                     4209                         4168
 9/30/2002                                     4089                         3992
10/31/2002                                     3771                         3579
11/30/2002                                     3741                         3605
12/31/2002                                     3711                         3523
 1/31/2003                                     3721                         3502
 2/28/2003                                     3990                         3678
 3/31/2003                                     4030                         3593
 4/30/2003                                     4209                         3705
 5/31/2003                                     4478                         3873
 6/30/2003                                     4836                         4307
 7/31/2003                                     4895                         4357
 8/31/2003                                     5323                         4906
 9/30/2003                                     5671                         5250
10/31/2003                                     5900                         5639
11/30/2003                                     5532                         5251
12/31/2003                                     5861                         5624
 1/31/2004                                     6149                         5828
 2/29/2004                                     6189                         5811
 3/31/2004                                     7453                         6840
 4/30/2004                                     7204                         6619
 5/31/2004                                     6856                         6289
 6/30/2004                                     7522                         6948
 7/31/2004                                     7045                         6378
 8/31/2004                                     7154                         6443
 9/30/2004                                     6985                         6232
10/31/2004                                     7124                         6347
11/30/2004                                     7343                         6622
12/31/2004                                     7701                         6939
 1/31/2005                                     8020                         7175
 2/28/2005                                     8318                         7309
 3/31/2005                                     8368                         7251
 4/30/2005                                     8139                         7192
 5/31/2005                                     8000                         7057
 6/30/2005                                     8149                         7149
 7/31/2005                                     8318                         7351
 8/31/2005                                     8786                         7601
 9/30/2005                                     9144                         8055
10/31/2005                                     9433                         8215
11/30/2005                                     9622                         8565

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/9/1996
------------------------------------------------------------------
                         31.03%           14.89%            -0.41%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                     THE ASIA PACIFIC      MSCI PACIFIC EX JAPAN SMALL CAP INDEX
DATE             SMALL COMPANY SERIES                               (PRICE-ONLY)
  8/9/1996                      10000                                      10000
 8/30/1996                      10009                                      10000
 9/30/1996                      10167                                      10114
10/31/1996                      10276                                      10262
11/30/1996                      10593                                      10796
12/31/1996                      10345                                      10842
 1/31/1997                      10563                                      11049
 2/28/1997                      11157                                      11798
 3/31/1997                      10662                                      11219
 4/30/1997                      10415                                      10619
 5/31/1997                      10801                                      11070
 6/30/1997                      10900                                      11040
 7/31/1997                      10850                                      10944
 8/31/1997                      10246                                       9547
 9/30/1997                       9791                                       9236
10/31/1997                       7415                                       6995
11/30/1997                       6593                                       6343
12/31/1997                       6009                                       5761
 1/31/1998                       5386                                       5097
 2/28/1998                       6851                                       6251
 3/31/1998                       6623                                       6016
 4/30/1998                       6009                                       5531
 5/31/1998                       5237                                       4863
 6/30/1998                       4485                                       4268
 7/31/1998                       4188                                       4144
 8/31/1998                       3534                                       3444
 9/30/1998                       3772                                       3790
10/31/1998                       4435                                       4459
11/30/1998                       5039                                       4869
12/31/1998                       4891                                       4734
 1/31/1999                       4881                                       4806
 2/28/1999                       4673                                       4684
 3/31/1999                       4851                                       4966
 4/30/1999                       6118                                       5812
 5/31/1999                       6504                                       5645
 6/30/1999                       7811                                       6243
 7/31/1999                       7603                                       6244
 8/31/1999                       7514                                       6126
 9/30/1999                       7395                                       5921
10/31/1999                       7395                                       5819
11/30/1999                       7801                                       6087
12/31/1999                       8365                                       6388
 1/31/2000                       8187                                       5853
 2/29/2000                       8316                                       5782
 3/31/2000                       8247                                       5802
 4/30/2000                       7385                                       5754
 5/31/2000                       6821                                       5193
 6/30/2000                       7425                                       5726
 7/31/2000                       7385                                       5742
 8/31/2000                       7494                                       5742
 9/30/2000                       6821                                       5178
10/31/2000                       6514                                       4950
11/30/2000                       6613                                       4944
12/31/2000                       6841                                       5150
 1/31/2001                       7019                                       5248
 2/28/2001                       6970                                       5132
 3/31/2001                       6257                                       4527
 4/30/2001                       6603                                       4834
 5/31/2001                       6890                                       4871
 6/30/2001                       7039                                       5025
 7/31/2001                       6801                                       4883
 8/31/2001                       6861                                       4944
 9/30/2001                       5980                                       4347
10/31/2001                       6435                                       4637
11/30/2001                       6801                                       4880
12/31/2001                       6890                                       4938
 1/31/2002                       7227                                       5097
 2/28/2002                       7296                                       5122
 3/31/2002                       7613                                       5331
 4/30/2002                       7663                                       5331
 5/31/2002                       8098                                       5720
 6/30/2002                       7841                                       5510
 7/31/2002                       7376                                       5154
 8/31/2002                       7514                                       5264
 9/30/2002                       7009                                       4931
10/31/2002                       7227                                       5037
11/30/2002                       7296                                       5140
12/31/2002                       7395                                       5212
 1/31/2003                       7633                                       5404
 2/28/2003                       7682                                       5302
 3/31/2003                       7524                                       5253
 4/30/2003                       7742                                       5527
 5/31/2003                       8534                                       5912
 6/30/2003                       8930                                       6205
 7/31/2003                       9544                                       6344
 8/31/2003                      10227                                       6640
 9/30/2003                      11048                                       7130
10/31/2003                      11692                                       7703
11/30/2003                      11781                                       7661
12/31/2003                      12306                                       8136
 1/31/2004                      13078                                       8467
 2/29/2004                      13484                                       8708
 3/31/2004                      13058                                       8670
 4/30/2004                      12108                                       8160
 5/31/2004                      12019                                       8101
 6/30/2004                      12068                                       8089
 7/31/2004                      12286                                       8384
 8/31/2004                      12583                                       8627
 9/30/2004                      13355                                       9082
10/31/2004                      13989                                       9644
11/30/2004                      15008                                      10366
12/31/2004                      15355                                      10778
 1/31/2005                      15701                                      10869
 2/28/2005                      16157                                      11195
 3/31/2005                      15612                                      10823
 4/30/2005                      15088                                      10611
 5/31/2005                      14751                                      10731
 6/30/2005                      15414                                      11285
 7/31/2005                      15939                                      11750
 8/31/2005                      16355                                      11696
 9/30/2005                      16959                                      12214
10/31/2005                      16008                                      11480
11/30/2005                      16404                                      11898

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           8/9/1996
------------------------------------------------------------------
                         9.30%            19.68%            5.46%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                                  THE UNITED KINGDOM           MSCI UK SMALL CAP
DATE                            SMALL COMPANY SERIES          INDEX (PRICE-ONLY)
  8/9/1996                                     10000                       10000
 8/30/1996                                     10240                       10308
 9/30/1996                                     10320                       10324
10/31/1996                                     10820                       10799
11/30/1996                                     11130                       10994
12/31/1996                                     11550                       11311
 1/31/1997                                     11410                       10907
 2/28/1997                                     11800                       11306
 3/31/1997                                     11880                       11356
 4/30/1997                                     11690                       11184
 5/31/1997                                     11630                       11162
 6/30/1997                                     11510                       11281
 7/31/1997                                     11140                       11007
 8/31/1997                                     11430                       11269
 9/30/1997                                     11840                       11838
10/31/1997                                     12260                       12087
11/30/1997                                     12130                       11997
12/31/1997                                     12010                       11971
 1/31/1998                                     12080                       11788
 2/28/1998                                     12540                       12452
 3/31/1998                                     13580                       13733
 4/30/1998                                     13630                       13947
 5/31/1998                                     14140                       14441
 6/30/1998                                     13630                       13938
 7/31/1998                                     12630                       13024
 8/31/1998                                     11370                       11371
 9/30/1998                                     10850                       10784
10/31/1998                                     10610                       10940
11/30/1998                                     10530                       11020
12/31/1998                                     10720                       11135
 1/31/1999                                     10900                       11007
 2/28/1999                                     11260                       11283
 3/31/1999                                     11930                       12134
 4/30/1999                                     12730                       13189
 5/31/1999                                     12660                       12776
 6/30/1999                                     12980                       12941
 7/31/1999                                     13820                       13474
 8/31/1999                                     14270                       13862
 9/30/1999                                     14010                       13235
10/31/1999                                     13830                       12829
11/30/1999                                     14400                       13868
12/31/1999                                     15270                       14955
 1/31/2000                                     15720                       14688
 2/29/2000                                     15390                       15479
 3/31/2000                                     15170                       15218
 4/30/2000                                     13880                       13926
 5/31/2000                                     13300                       13110
 6/30/2000                                     14410                       14084
 7/31/2000                                     14510                       14135
 8/31/2000                                     14790                       14420
 9/30/2000                                     14820                       13790
10/31/2000                                     14140                       13151
11/30/2000                                     13510                       12669
12/31/2000                                     14610                       13539
 1/31/2001                                     14910                       14196
 2/28/2001                                     14270                       13679
 3/31/2001                                     13160                       12475
 4/30/2001                                     13840                       13558
 5/31/2001                                     14040                       13860
 6/30/2001                                     13520                       13296
 7/31/2001                                     13140                       12848
 8/31/2001                                     13560                       13375
 9/30/2001                                     11520                       10624
10/31/2001                                     12040                       11237
11/30/2001                                     12850                       12267
12/31/2001                                     13380                       12661
 1/31/2002                                     13020                       11963
 2/28/2002                                     13150                       11960
 3/31/2002                                     13810                       12811
 4/30/2002                                     14420                       13246
 5/31/2002                                     14580                       13043
 6/30/2002                                     14000                       12226
 7/31/2002                                     12990                       10849
 8/31/2002                                     13010                       10911
 9/30/2002                                     11910                       10119
10/31/2002                                     11850                       10096
11/30/2002                                     12250                       10261
12/31/2002                                     12220                        9944
 1/31/2003                                     11930                        9177
 2/28/2003                                     11530                        8894
 3/31/2003                                     11430                        8847
 4/30/2003                                     12510                        9958
 5/31/2003                                     14010                       11377
 6/30/2003                                     14810                       11730
 7/31/2003                                     15400                       12436
 8/31/2003                                     16050                       13003
 9/30/2003                                     16680                       13308
10/31/2003                                     17630                       14354
11/30/2003                                     17720                       14449
12/31/2003                                     18710                       15233
 1/31/2004                                     20100                       16507
 2/29/2004                                     21270                       17617
 3/31/2004                                     20980                       17476
 4/30/2004                                     20230                       16831
 5/31/2004                                     20260                       16757
 6/30/2004                                     20950                       17281
 7/31/2004                                     20180                       16450
 8/31/2004                                     20040                       16193
 9/30/2004                                     20610                       16663
10/31/2004                                     21260                       17269
11/30/2004                                     22980                       18644
12/31/2004                                     23930                       19657
 1/31/2005                                     24610                       20077
 2/28/2005                                     25450                       20538
 3/31/2005                                     24880                       20219
 4/30/2005                                     24040                       19241
 5/31/2005                                     23570                       19020
 6/30/2005                                     24020                       19258
 7/31/2005                                     24490                       19801
 8/31/2005                                     25870                       20707
 9/30/2005                                     25580                       20684
10/31/2005                                     24860                       20023
11/30/2005                                     25940                       20975

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS            8/9/1996
-------------------------------------------------------------------
                         12.88%           13.94%            10.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                     THE CONTINENTAL           MSCI EUROPE EX UK SMALL CAP INDEX
DATE            SMALL COMPANY SERIES                                (PRICE-ONLY)
  8/9/1996                     10000                                       10000
 8/30/1996                      9900                                       10000
 9/30/1996                      9761                                       10025
10/31/1996                      9940                                       10112
11/30/1996                     10128                                       10413
12/31/1996                     10326                                       10687
 1/31/1997                     10583                                       11118
 2/28/1997                     10603                                       11105
 3/31/1997                     10979                                       11486
 4/30/1997                     10682                                       11061
 5/31/1997                     11118                                       11536
 6/30/1997                     11504                                       11889
 7/31/1997                     11474                                       11958
 8/31/1997                     11296                                       11808
 9/30/1997                     12098                                       12548
10/31/1997                     11751                                       12030
11/30/1997                     11494                                       11790
12/31/1997                     11583                                       11847
 1/31/1998                     12009                                       12282
 2/28/1998                     12910                                       13164
 3/31/1998                     14137                                       14348
 4/30/1998                     14701                                       14855
 5/31/1998                     15484                                       15534
 6/30/1998                     15078                                       14783
 7/31/1998                     15137                                       14823
 8/31/1998                     13563                                       12702
 9/30/1998                     12919                                       11861
10/31/1998                     13296                                       12388
11/30/1998                     13781                                       12716
12/31/1998                     13909                                       12782
 1/31/1999                     13197                                       12257
 2/28/1999                     12949                                       11974
 3/31/1999                     12751                                       11913
 4/30/1999                     13127                                       12431
 5/31/1999                     12989                                       12234
 6/30/1999                     13078                                       12197
 7/31/1999                     13365                                       12333
 8/31/1999                     13454                                       12418
 9/30/1999                     13513                                       12367
10/31/1999                     13316                                       12147
11/30/1999                     12969                                       11861
12/31/1999                     13583                                       12661
 1/31/2000                     13355                                       12932
 2/29/2000                     14226                                       13767
 3/31/2000                     14266                                       13593
 4/30/2000                     13543                                       12868
 5/31/2000                     13949                                       12954
 6/30/2000                     14494                                       13194
 7/31/2000                     14187                                       13119
 8/31/2000                     14207                                       13131
 9/30/2000                     13929                                       12839
10/31/2000                     13306                                       12180
11/30/2000                     13316                                       11960
12/31/2000                     14226                                       12564
 1/31/2001                     14622                                       13249
 2/28/2001                     14385                                       12708
 3/31/2001                     13256                                       11495
 4/30/2001                     13741                                       11983
 5/31/2001                     13573                                       11719
 6/30/2001                     13167                                       11097
 7/31/2001                     13345                                       10989
 8/31/2001                     13444                                       10891
 9/30/2001                     11731                                        9245
10/31/2001                     12078                                        9839
11/30/2001                     12593                                       10577
12/31/2001                     12702                                       10663
 1/31/2002                     12712                                       10666
 2/28/2002                     12900                                       10716
 3/31/2002                     13563                                       11365
 4/30/2002                     14108                                       11628
 5/31/2002                     14672                                       11785
 6/30/2002                     14672                                       11487
 7/31/2002                     13523                                       10258
 8/31/2002                     13345                                        9989
 9/30/2002                     11949                                        8717
10/31/2002                     12316                                        9237
11/30/2002                     12999                                        9742
12/31/2002                     13236                                        9509
 1/31/2003                     13147                                        9378
 2/28/2003                     12761                                        8966
 3/31/2003                     12682                                        8903
 4/30/2003                     14266                                       10142
 5/31/2003                     15721                                       11078
 6/30/2003                     15979                                       11222
 7/31/2003                     16543                                       11603
 8/31/2003                     16909                                       11936
 9/30/2003                     17780                                       12605
10/31/2003                     18879                                       13654
11/30/2003                     19869                                       14375
12/31/2003                     21107                                       15118
 1/31/2004                     22127                                       15873
 2/29/2004                     22869                                       16407
 3/31/2004                     22404                                       15783
 4/30/2004                     22136                                       15478
 5/31/2004                     22384                                       15445
 6/30/2004                     23057                                       15963
 7/31/2004                     22315                                       15307
 8/31/2004                     22453                                       15351
 9/30/2004                     23621                                       16201
10/31/2004                     24512                                       16881
11/30/2004                     27136                                       18741
12/31/2004                     28542                                       19654
 1/31/2005                     28948                                       19872
 2/28/2005                     30809                                       21263
 3/31/2005                     29967                                       20658
 4/30/2005                     29175                                       19960
 5/31/2005                     29255                                       20135
 6/30/2005                     30047                                       20736
 7/31/2005                     31918                                       22144
 8/31/2005                     32997                                       22767
 9/30/2005                     33838                                       23538
10/31/2005                     32165                                       21907
11/30/2005                     32284                                       22177

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS            8/9/1996
-------------------------------------------------------------------
                         18.97%           19.13%            13.42%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                                                           MSCI EMERGING MARKETS
DATE                    THE EMERGING MARKETS SERIES      INDEX (GROSS DIVIDENDS)
11/30/1995                                     9950                        10000
12/31/1995                                    10251                        10444
 1/31/1996                                    11358                        11187
 2/29/1996                                    11121                        11009
 3/31/1996                                    11216                        11095
 4/30/1996                                    11538                        11538
 5/31/1996                                    11538                        11486
 6/30/1996                                    11632                        11558
 7/31/1996                                    10639                        10768
 8/31/1996                                    10942                        11044
 9/30/1996                                    11178                        11140
10/31/1996                                    10932                        10843
11/30/1996                                    11320                        11025
12/31/1996                                    11471                        11074
 1/31/1997                                    12644                        11830
 2/28/1997                                    12805                        12336
 3/31/1997                                    12445                        12011
 4/30/1997                                    11963                        12033
 5/31/1997                                    12559                        12377
 6/30/1997                                    13079                        13039
 7/31/1997                                    13098                        13234
 8/31/1997                                    11188                        11550
 9/30/1997                                    11651                        11870
10/31/1997                                     9930                         9922
11/30/1997                                     9410                         9560
12/31/1997                                     9334                         9791
 1/31/1998                                     9164                         9023
 2/28/1998                                    10062                         9965
 3/31/1998                                    10412                        10398
 4/30/1998                                    10251                        10284
 5/31/1998                                     9069                         8875
 6/30/1998                                     8265                         7944
 7/31/1998                                     8606                         8196
 8/31/1998                                     6431                         5827
 9/30/1998                                     6440                         6196
10/31/1998                                     7490                         6848
11/30/1998                                     8247                         7418
12/31/1998                                     8483                         7311
 1/31/1999                                     8275                         7193
 2/28/1999                                     8360                         7263
 3/31/1999                                     9117                         8220
 4/30/1999                                    10743                         9237
 5/31/1999                                    10734                         9183
 6/30/1999                                    11783                        10226
 7/31/1999                                    11604                         9947
 8/31/1999                                    11556                        10038
 9/30/1999                                    11178                         9699
10/31/1999                                    11613                         9905
11/30/1999                                    12682                        10794
12/31/1999                                    14611                        12167
 1/31/2000                                    14384                        12240
 2/29/2000                                    14006                        12401
 3/31/2000                                    14091                        12462
 4/30/2000                                    13183                        11281
 5/31/2000                                    12455                        10815
 6/30/2000                                    12710                        11195
 7/31/2000                                    11963                        10620
 8/31/2000                                    12096                        10672
 9/30/2000                                    11225                         9740
10/31/2000                                    10516                         9034
11/30/2000                                     9854                         8245
12/31/2000                                    10384                         8443
 1/31/2001                                    11452                         9606
 2/28/2001                                    10422                         8854
 3/31/2001                                     9391                         7984
 4/30/2001                                     9807                         8379
 5/31/2001                                     9873                         8478
 6/30/2001                                     9665                         8305
 7/31/2001                                     9334                         7780
 8/31/2001                                     9419                         7703
 9/30/2001                                     7878                         6510
10/31/2001                                     8114                         6915
11/30/2001                                     9013                         7637
12/31/2001                                     9712                         8243
 1/31/2002                                    10251                         8522
 2/28/2002                                    10119                         8662
 3/31/2002                                    10554                         9184
 4/30/2002                                    10668                         9243
 5/31/2002                                    10393                         9096
 6/30/2002                                     9608                         8414
 7/31/2002                                     9145                         7774
 8/31/2002                                     9173                         7893
 9/30/2002                                     8209                         7042
10/31/2002                                     8549                         7499
11/30/2002                                     9202                         8015
12/31/2002                                     8833                         7749
 1/31/2003                                     8823                         7715
 2/28/2003                                     8691                         7506
 3/31/2003                                     8549                         7293
 4/30/2003                                     9703                         7943
 5/31/2003                                    10412                         8513
 6/30/2003                                    10819                         8998
 7/31/2003                                    11036                         9562
 8/31/2003                                    11538                        10203
 9/30/2003                                    12058                        10278
10/31/2003                                    12975                        11153
11/30/2003                                    12852                        11290
12/31/2003                                    14204                        12108
 1/31/2004                                    14479                        12538
 2/29/2004                                    15122                        13117
 3/31/2004                                    15226                        13285
 4/30/2004                                    14261                        12199
 5/31/2004                                    14100                        11959
 6/30/2004                                    14356                        12013
 7/31/2004                                    14346                        11801
 8/31/2004                                    14743                        12295
 9/30/2004                                    15576                        13005
10/31/2004                                    16011                        13317
11/30/2004                                    17410                        14550
12/31/2004                                    18545                        15251
 1/31/2005                                    18697                        15299
 2/28/2005                                    20087                        16642
 3/31/2005                                    18715                        15546
 4/30/2005                                    18271                        15131
 5/31/2005                                    18819                        15664
 6/30/2005                                    19387                        16205
 7/31/2005                                    20635                        17352
 8/31/2005                                    20768                        17508
 9/30/2005                                    22423                        19140
10/31/2005                                    21307                        17890
11/30/2005                                    22848                        19371

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
------------------------------------------------------------------
                         31.23%           18.20%            8.61%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (GROSS DIVIDENDS)
DECEMBER 2, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                               THE EMERGING MARKETS        MSCI EMERGING MARKETS
DATE                               SMALL CAP SERIES      INDEX (GROSS DIVIDENDS)
12/2/1996                                     10000
12/31/1996                                     9880                        10000
 1/31/1997                                    10880                        10682
 2/28/1997                                    11137                        11139
 3/31/1997                                    10692                        10846
 4/30/1997                                    10088                        10866
 5/31/1997                                    10246                        11177
 6/30/1997                                    10652                        11774
 7/31/1997                                    10692                        11950
 8/31/1997                                     9296                        10430
 9/30/1997                                     9484                        10719
10/31/1997                                     8425                         8960
11/30/1997                                     7851                         8633
12/31/1997                                     7613                         8841
 1/31/1998                                     6910                         8148
 2/28/1998                                     7217                         8998
 3/31/1998                                     7564                         9389
 4/30/1998                                     7791                         9287
 5/31/1998                                     7346                         8014
 6/30/1998                                     6871                         7174
 7/31/1998                                     7059                         7401
 8/31/1998                                     5405                         5261
 9/30/1998                                     5188                         5595
10/31/1998                                     5851                         6184
11/30/1998                                     6623                         6699
12/31/1998                                     6841                         6601
 1/31/1999                                     6544                         6495
 2/28/1999                                     6544                         6558
 3/31/1999                                     7178                         7423
 4/30/1999                                     8722                         8341
 5/31/1999                                     9029                         8292
 6/30/1999                                    10157                         9234
 7/31/1999                                    10098                         8982
 8/31/1999                                    10296                         9064
 9/30/1999                                    10167                         8758
10/31/1999                                    10514                         8944
11/30/1999                                    11355                         9747
12/31/1999                                    12781                        10986
 1/31/2000                                    13038                        11052
 2/29/2000                                    12860                        11198
 3/31/2000                                    12821                        11253
 4/30/2000                                    11890                        10186
 5/31/2000                                    11227                         9766
 6/30/2000                                    11207                        10109
 7/31/2000                                    10841                         9590
 8/31/2000                                    10801                         9637
 9/30/2000                                    10118                         8795
10/31/2000                                     9316                         8158
11/30/2000                                     8712                         7445
12/31/2000                                     8722                         7624
 1/31/2001                                     9207                         8674
 2/28/2001                                     8643                         7995
 3/31/2001                                     7920                         7210
 4/30/2001                                     8128                         7566
 5/31/2001                                     8217                         7656
 6/30/2001                                     8227                         7499
 7/31/2001                                     8078                         7025
 8/31/2001                                     8029                         6955
 9/30/2001                                     6791                         5879
10/31/2001                                     7138                         6244
11/30/2001                                     7880                         6896
12/31/2001                                     8494                         7443
 1/31/2002                                     9148                         7696
 2/28/2002                                     9049                         7822
 3/31/2002                                     9623                         8293
 4/30/2002                                     9890                         8347
 5/31/2002                                     9821                         8214
 6/30/2002                                     9177                         7598
 7/31/2002                                     8752                         7020
 8/31/2002                                     8860                         7128
 9/30/2002                                     7851                         6359
10/31/2002                                     8177                         6771
11/30/2002                                     8811                         7237
12/31/2002                                     8524                         6997
 1/31/2003                                     8682                         6966
 2/28/2003                                     8583                         6778
 3/31/2003                                     8524                         6586
 4/30/2003                                     9623                         7172
 5/31/2003                                    10355                         7687
 6/30/2003                                    10801                         8125
 7/31/2003                                    11029                         8634
 8/31/2003                                    11692                         9213
 9/30/2003                                    12137                         9281
10/31/2003                                    13197                        10071
11/30/2003                                    13464                        10195
12/31/2003                                    14810                        10934
 1/31/2004                                    15256                        11322
 2/29/2004                                    15899                        11844
 3/31/2004                                    16167                        11996
 4/30/2004                                    15276                        11016
 5/31/2004                                    14642                        10799
 6/30/2004                                    14761                        10848
 7/31/2004                                    14870                        10656
 8/31/2004                                    15365                        11102
 9/30/2004                                    16216                        11743
10/31/2004                                    16632                        12025
11/30/2004                                    18206                        13139
12/31/2004                                    19176                        13771
 1/31/2005                                    19721                        13815
 2/28/2005                                    20968                        15028
 3/31/2005                                    19533                        14038
 4/30/2005                                    18820                        13664
 5/31/2005                                    19186                        14145
 6/30/2005                                    19671                        14633
 7/31/2005                                    20770                        15668
 8/31/2005                                    20909                        15809
 9/30/2005                                    22295                        17283
10/31/2005                                    21216                        16154
11/30/2005                                    22730                        17492

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           12/2/1996
-------------------------------------------------------------------
                         24.85%           20.90%            9.56%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

[CHART]

THE DFA ONE-YEAR FIXED INCOME SERIES VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX, MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1995-NOVEMBER 30, 2005

GROWTH OF $10,000

                        THE DFA ONE-YEAR       MERRILL LYNCH SIX-MONTH       MERRILL LYNCH ONE-YEAR
DATE                 FIXED INCOME SERIES        US TREASURY BILL INDEX       US TREASURY NOTE INDEX
11/30/1995                         10000                         10000                        10000
12/31/1995                         10048                         10056                        10056
 1/31/1996                         10094                         10106                        10119
 2/29/1996                         10135                         10143                        10131
 3/31/1996                         10181                         10177                        10159
 4/30/1996                         10217                         10219                        10194
 5/31/1996                         10251                         10261                        10231
 6/30/1996                         10307                         10305                        10285
 7/31/1996                         10356                         10350                        10324
 8/31/1996                         10407                         10396                        10373
 9/30/1996                         10470                         10450                        10443
10/31/1996                         10547                         10500                        10521
11/30/1996                         10610                         10546                        10572
12/31/1996                         10644                         10590                        10608
 1/31/1997                         10697                         10637                        10660
 2/28/1997                         10742                         10686                        10700
 3/31/1997                         10761                         10728                        10726
 4/30/1997                         10833                         10778                        10790
 5/31/1997                         10887                         10836                        10857
 6/30/1997                         10952                         10888                        10921
 7/31/1997                         11028                         10938                        10999
 8/31/1997                         11061                         10983                        11033
 9/30/1997                         11127                         11039                        11092
10/31/1997                         11193                         11089                        11153
11/30/1997                         11228                         11129                        11185
12/31/1997                         11290                         11180                        11238
 1/31/1998                         11358                         11237                        11311
 2/28/1998                         11405                         11279                        11340
 3/31/1998                         11465                         11334                        11398
 4/30/1998                         11509                         11384                        11452
 5/31/1998                         11573                         11434                        11499
 6/30/1998                         11619                         11489                        11554
 7/31/1998                         11686                         11544                        11608
 8/31/1998                         11740                         11603                        11702
 9/30/1998                         11795                         11672                        11798
10/31/1998                         11839                         11721                        11859
11/30/1998                         11892                         11753                        11861
12/31/1998                         11952                         11802                        11902
 1/31/1999                         12000                         11847                        11945
 2/28/1999                         12036                         11879                        11951
 3/31/1999                         12089                         11934                        12024
 4/30/1999                         12142                         11975                        12067
 5/31/1999                         12168                         12015                        12100
 6/30/1999                         12220                         12058                        12151
 7/31/1999                         12261                         12112                        12200
 8/31/1999                         12292                         12148                        12238
 9/30/1999                         12360                         12207                        12302
10/31/1999                         12406                         12253                        12331
11/30/1999                         12467                         12294                        12357
12/31/1999                         12516                         12350                        12383
 1/31/2000                         12541                         12403                        12415
 2/29/2000                         12622                         12463                        12479
 3/31/2000                         12687                         12527                        12542
 4/30/2000                         12733                         12586                        12608
 5/31/2000                         12785                         12653                        12676
 6/30/2000                         12888                         12725                        12772
 7/31/2000                         12966                         12787                        12849
 8/31/2000                         13047                         12856                        12930
 9/30/2000                         13142                         12925                        13007
10/31/2000                         13211                         12995                        13072
11/30/2000                         13293                         13071                        13165
12/31/2000                         13374                         13153                        13291
 1/31/2001                         13468                         13261                        13443
 2/28/2001                         13534                         13315                        13514
 3/31/2001                         13587                         13391                        13614
 4/30/2001                         13655                         13446                        13677
 5/31/2001                         13704                         13511                        13759
 6/30/2001                         13748                         13546                        13799
 7/31/2001                         13828                         13600                        13898
 8/31/2001                         13891                         13649                        13952
 9/30/2001                         14036                         13735                        14104
10/31/2001                         14122                         13784                        14200
11/30/2001                         14135                         13819                        14216
12/31/2001                         14163                         13838                        14259
 1/31/2002                         14191                         13859                        14281
 2/28/2002                         14243                         13884                        14326
 3/31/2002                         14192                         13900                        14294
 4/30/2002                         14282                         13939                        14394
 5/31/2002                         14341                         13967                        14434
 6/30/2002                         14415                         13998                        14512
 7/31/2002                         14517                         14023                        14578
 8/31/2002                         14563                         14044                        14594
 9/30/2002                         14607                         14075                        14652
10/31/2002                         14652                         14098                        14683
11/30/2002                         14639                         14123                        14686
12/31/2002                         14731                         14144                        14742
 1/31/2003                         14745                         14161                        14753
 2/28/2003                         14788                         14174                        14780
 3/31/2003                         14811                         14194                        14807
 4/30/2003                         14843                         14205                        14823
 5/31/2003                         14878                         14222                        14842
 6/30/2003                         14896                         14243                        14872
 7/31/2003                         14855                         14252                        14864
 8/31/2003                         14869                         14265                        14879
 9/30/2003                         14945                         14282                        14919
10/31/2003                         14918                         14295                        14915
11/30/2003                         14924                         14308                        14912
12/31/2003                         14985                         14328                        14958
 1/31/2004                         15000                         14342                        14981
 2/29/2004                         15039                         14354                        15012
 3/31/2004                         15069                         14366                        15026
 4/30/2004                         15013                         14374                        14987
 5/31/2004                         15002                         14381                        14986
 6/30/2004                         14990                         14387                        14981
 7/31/2004                         15039                         14411                        15016
 8/31/2004                         15105                         14436                        15059
 9/30/2004                         15096                         14450                        15055
10/31/2004                         15134                         14469                        15080
11/30/2004                         15104                         14482                        15058
12/31/2004                         15134                         14502                        15082
 1/31/2005                         15149                         14529                        15094
 2/28/2005                         15157                         14549                        15094
 3/31/2005                         15161                         14581                        15115
 4/30/2005                         15227                         14621                        15169
 5/31/2005                         15277                         14668                        15215
 6/30/2005                         15302                         14696                        15241
 7/31/2005                         15299                         14723                        15240
 8/31/2005                         15369                         14768                        15305
 9/30/2005                         15383                         14804                        15310
10/31/2005                         15411                         14846                        15328
11/30/2005                         15455                         14898                        15376

AVERAGE ANNUAL            ONE             FIVE               TEN
TOTAL RETURN              YEAR            YEARS             YEARS
-----------------------------------------------------------------
                         2.32%            3.06%             4.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH US GOVERNMENT/CORPORATE INDEX 1-3 YEARS
FEBRUARY 9, 1996-NOVEMBER 30, 2005

GROWTH OF $10,000

                            THE DFA TWO-YEAR GLOBAL                       MERRILL LYNCH US
DATE                            FIXED INCOME SERIES   GOVERNMENT/CORPORATE INDEX 1-3 YEARS
 2/9/1996                                     10000
 2/29/1996                                    10000                                  10000
 3/31/1996                                    10047                                   9993
 4/30/1996                                    10097                                  10002
 5/31/1996                                    10147                                  10023
 6/30/1996                                    10188                                  10096
 7/31/1996                                    10259                                  10137
 8/31/1996                                    10360                                  10172
 9/30/1996                                    10437                                  10265
10/31/1996                                    10529                                  10381
11/30/1996                                    10601                                  10461
12/31/1996                                    10645                                  10462
 1/31/1997                                    10719                                  10511
 2/28/1997                                    10761                                  10536
 3/31/1997                                    10765                                  10534
 4/30/1997                                    10828                                  10620
 5/31/1997                                    10902                                  10694
 6/30/1997                                    10981                                  10767
 7/31/1997                                    11034                                  10887
 8/31/1997                                    11077                                  10898
 9/30/1997                                    11147                                  10981
10/31/1997                                    11190                                  11061
11/30/1997                                    11233                                  11087
12/31/1997                                    11283                                  11163
 1/31/1998                                    11375                                  11271
 2/28/1998                                    11420                                  11282
 3/31/1998                                    11486                                  11331
 4/30/1998                                    11521                                  11385
 5/31/1998                                    11589                                  11448
 6/30/1998                                    11642                                  11507
 7/31/1998                                    11699                                  11562
 8/31/1998                                    11781                                  11698
 9/30/1998                                    11850                                  11850
10/31/1998                                    11908                                  11902
11/30/1998                                    11961                                  11890
12/31/1998                                    12030                                  11936
 1/31/1999                                    12089                                  11987
 2/28/1999                                    12137                                  11935
 3/31/1999                                    12203                                  12022
 4/30/1999                                    12251                                  12064
 5/31/1999                                    12275                                  12057
 6/30/1999                                    12324                                  12094
 7/31/1999                                    12348                                  12127
 8/31/1999                                    12396                                  12159
 9/30/1999                                    12463                                  12241
10/31/1999                                    12487                                  12277
11/30/1999                                    12540                                  12304
12/31/1999                                    12604                                  12326
 1/31/2000                                    12630                                  12323
 2/29/2000                                    12707                                  12406
 3/31/2000                                    12763                                  12479
 4/30/2000                                    12815                                  12508
 5/31/2000                                    12854                                  12553
 6/30/2000                                    12936                                  12690
 7/31/2000                                    13001                                  12776
 8/31/2000                                    13079                                  12874
 9/30/2000                                    13172                                  12975
10/31/2000                                    13238                                  13036
11/30/2000                                    13330                                  13164
12/31/2000                                    13428                                  13322
 1/31/2001                                    13525                                  13500
 2/28/2001                                    13580                                  13589
 3/31/2001                                    13644                                  13709
 4/30/2001                                    13700                                  13747
 5/31/2001                                    13756                                  13835
 6/30/2001                                    13798                                  13888
 7/31/2001                                    13883                                  14057
 8/31/2001                                    13968                                  14146
 9/30/2001                                    14137                                  14369
10/31/2001                                    14265                                  14511
11/30/2001                                    14250                                  14474
12/31/2001                                    14265                                  14482
 1/31/2002                                    14307                                  14513
 2/28/2002                                    14364                                  14577
 3/31/2002                                    14286                                  14485
 4/30/2002                                    14415                                  14644
 5/31/2002                                    14487                                  14720
 6/30/2002                                    14590                                  14834
 7/31/2002                                    14748                                  14989
 8/31/2002                                    14806                                  15061
 9/30/2002                                    14878                                  15185
10/31/2002                                    14936                                  15214
11/30/2002                                    14906                                  15209
12/31/2002                                    15032                                  15364
 1/31/2003                                    15047                                  15386
 2/28/2003                                    15106                                  15464
 3/31/2003                                    15136                                  15498
 4/30/2003                                    15180                                  15552
 5/31/2003                                    15240                                  15636
 6/30/2003                                    15262                                  15669
 7/31/2003                                    15172                                  15575
 8/31/2003                                    15172                                  15589
 9/30/2003                                    15318                                  15748
10/31/2003                                    15258                                  15690
11/30/2003                                    15258                                  15690
12/31/2003                                    15340                                  15789
 1/31/2004                                    15371                                  15828
 2/29/2004                                    15447                                  15909
 3/31/2004                                    15488                                  15965
 4/30/2004                                    15350                                  15811
 5/31/2004                                    15320                                  15785
 6/30/2004                                    15309                                  15785
 7/31/2004                                    15370                                  15855
 8/31/2004                                    15463                                  15974
 9/30/2004                                    15460                                  15964
10/31/2004                                    15491                                  16017
11/30/2004                                    15444                                  15940
12/31/2004                                    15472                                  15978
 1/31/2005                                    15472                                  15973
 2/28/2005                                    15457                                  15941
 3/31/2005                                    15450                                  15934
 4/30/2005                                    15528                                  16024
 5/31/2005                                    15591                                  16093
 6/30/2005                                    15613                                  16130
 7/31/2005                                    15597                                  16087
 8/31/2005                                    15675                                  16191
 9/30/2005                                    15675                                  16150
10/31/2005                                    15691                                  16148
11/30/2005                                    15740                                  16197

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           2/9/1996
------------------------------------------------------------------
                         1.92%            3.38%             4.73%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch data provided by Merrill Lynch.

                        THE DFA INVESTMENT TRUST COMPANY

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                                 9.80%
Russell 3000 Growth Index(R)                                                9.59%
Russell Mid Cap Index(R) (mid-size companies)                              16.25%
Russell 1000 Index(R) (large companies)                                     9.98%
Russell 2000 Index(R) (small companies)                                     8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                       8.05%
Russell 2000 Value Index(R) (small value companies)                         8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)                 16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                   15.88%
Russell 1000 Value Index(R) (large value companies)                         9.95%
Russell 1000 Growth Index(R) (large growth companies)                       9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming growth and large company benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE COMPANY SERIES

     The U.S. Large Company Series seeks to produce returns similar to those of the S&P 500 Index(R) by purchasing S&P 500 Index(R) stocks in approximately the same proportions as they are represented in the S&P 500 Index(R). The Series essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets. For the year ended November 30, 2005, total returns were 8.51% for The U.S. Large Company Series, and 8.43% for the S&P 500 Index(R). The securities in the Series closely tracked the investment results of the S&P 500 Index(R).

THE ENHANCED U.S. LARGE COMPANY SERIES

     The Enhanced U.S. Large Company Series seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index(R) using an "enhanced cash" strategy. This strategy combines investments in high grade, short-term fixed income instruments with an overlay of S&P 500 Index(R) futures contracts or swaps. For the year ended November 30, 2005, approximately 90% of the overlay instruments consisted of S&P 500 Index(R) futures contracts with the remaining 10% exposure created through a swap contract. The behavior of S&P 500 Index futures contracts is determined principally by the performance of the S&P 500 Index. For the year ended November 30, 2005, total return was 7.21% for The Enhanced U.S. Large Company Series, and 8.43% for the S&P 500 Index(R). Relative to the S&P 500 Index, underperformance was due to returns of the fixed income securities held by the Series as well as differences in costs between the Series and the Index. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Series underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Series as a whole will generally underperform the S&P 500 Index(R). For the year ending November 30, 2005, the average duration of fixed income securities held by the Series exceeded the average duration of those imbedded in the futures contracts which contributed to the Series' underperformance.

THE U.S. LARGE CAP VALUE SERIES

     The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held 235 stocks as of November 30, 2005, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index, 9.95% for the Russell 1000 Value Index(R) and 14.66% for The U.S. Large Cap Value Series. Relative to the Russell 1000 Value Index(R), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this range was 84% of the Series compared to 47% of the Index. In addition, stocks in the 10-75th percentile as measured by market capitalization outperformed the Russell 1000 Value Index and average weight allocated to this range was 96% of the Series compared to 70% of the Index.

THE U.S. SMALL XM VALUE SERIES

     The U.S. Small XM Value Series seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Series refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2005, the Series held 532 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index, 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 12.52% for The U.S. Small XM Value Series. Relative to the Russell 2000 Value Index(R), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this category was 82% for the Series compared to 50% for the Index. In addition, the

Series had less exposure than the Index to small cap REIT and utility securities, which underperformed the Russell 2000 Value Index(R).

THE U.S. SMALL CAP VALUE SERIES

     The U.S. Small Cap Value Series seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,347 stocks and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company stocks and small company stocks, and value stocks slightly outperformed growth stocks. Total returns were 8.43% for the S&P 500 Index, 8.15% for the Russell 2000 Index(R), 8.03% for the Russell 2000 Value Index(R), and 11.67% for The U.S. Small Cap Value Series. Relative to the Russell 2000 Value Index(R), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this sector was 71% for the Series compared to 41% for the Index. In addition, the Series had less exposure than the Index to small cap REITs and utility securities, which underperformed the Russell 2000 Value Index(R).

THE U.S. SMALL CAP SERIES

     The U.S. Small Cap Series seeks to capture the returns of U.S. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 3,041 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks, and value stocks slightly outperformed growth stocks. For the year ended November 30, 2005, total returns were 8.15% for the Russell 2000 Index(R) and 10.40% for The U.S. Small Cap Series. Relative to the Russell 2000 Index(R), outperformance of the Series was primarily due to less exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Index(R). REITs and utilities comprised 10% of the Index compared to 2% for the Series.

THE U.S. MICRO CAP SERIES

     The U.S. Micro Cap Series seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 2,518 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks generally outperformed large company and small company stocks. Total returns were 8.43% for the S&P 500 Index(R), 8.15% for the Russell 2000 Index(R), and 10.77% for The U.S. Micro Cap Series. Relative to the Russell 2000 Index(R), outperformance of the Series was primarily due to greater exposure to the smallest capitalization stocks. Stocks falling in the bottom 5% of the US equity universe when ranked by market capitalization outperformed the Russell 2000 Index, and average weight allocated to this range was 95% for the Series compared to 42% for the Index. To a lesser extent, better performance of the Series was due to greater exposure to technology-related stocks than the Index.

INTERNATIONAL EQUITY MARKET REVIEW

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                      LOCAL
                                                     CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                         RETURN           RETURN
-----------------------------                        --------        -----------
United Kingdom (net dividends)                          19.09%              7.72%
Japan (net dividends)                                   41.66%             21.55%
France                                                  25.50%             11.33%
Switzerland                                             38.51%             19.87%
Germany                                                 26.12%             11.88%
Netherlands                                             29.13%             14.55%
Australia                                               25.56%             19.79%
Italy                                                   19.84%              6.30%
Spain                                                   24.16%             10.12%
Sweden                                                  27.30%              6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results, although returns varied among individual countries.

         % TOTAL RETURNS FOR YEAR-ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price only)                                     20.35%
MSCI EAFE Value Index (net dividends)                                      14.34%
MSCI EAFE Index (net dividends)                                            13.27%
MSCI EAFE Growth Index (net dividends)                                     12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (net dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR-ENDED NOVEMBER 30, 2005

                                                                         TOTAL
                                                                        RETURNS
COUNTRY                                                                 (U.S. $)
-------                                                                ---------
Argentina                                                                  67.41%
Brazil                                                                     73.90%
Thailand                                                                    4.11%
Chile                                                                      30.93%
Indonesia                                                                   6.11%
Hungary                                                                    28.07%
Israel                                                                     32.85%
Poland                                                                     34.73%
Taiwan                                                                      6.89%
Mexico                                                                     53.97%

                                                                         TOTAL
                                                                        RETURNS
COUNTRY                                                                (U.S. $)
-------                                                                --------
Malaysia                                                                    0.54%
Philippines                                                                22.52%
Turkey                                                                     80.71%
South Korea                                                                47.97%

----------
Source: Morgan Stanley Capital data copyright MSCI 2006. All rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

     The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held 634 stocks in 22 developed-country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends), and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for The DFA International Value Series over this year was 15.61%. Relative to the MSCI EAFE Value Index (net dividends), outperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics and those with smaller market capitalizations. International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed most other stocks in the MSCI EAFE Value Index and average weight allocated to this range was 76% for the Series compared to 35% for the Index. Stocks held by the Series with market caps between $1.5 and $50 billion exceeded the performance of the MSCI EAFE Value Index and average weight allocated to these stocks was 83% for the Series compared to 63% for the Index.

THE JAPANESE SMALL COMPANY SERIES

     The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,256 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, Japanese small company stocks outperformed Japanese large company stocks. Total returns were 21.55% for the MSCI Japan Index (net dividends), 29.33% for the MSCI Japan Small Company Index (price-only), and 31.03% for The Japanese Small Company Series. Relative to the MSCI Japan Small Company Index, outperformance of the Series was primarily due to greater exposure to small company stocks with growth characteristics as measured by book-to-market ratios. Stocks with these characteristics returned 33.26% compared to 28.43% for similar stocks in the Index as measured by book-to-market ratios. In addition, the Series' greater exposure to stocks in the $500 million to $1 billion capitalization range contributed to the performance advantage.

THE ASIA PACIFIC SMALL COMPANY SERIES

     The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 988 stocks, and assets were allocated among four countries:
Australia (51%), Hong Kong (26%), Singapore (16%), and New Zealand (6%). Country allocations are determined by utilizing the approximate weights of individual countries within a universe of Asia Pacific small company stocks constructed by the Advisor, subject to a weight cap for each country. The allocations do not represent a forecast of future performance. The Series was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than behavior of a limited number of stocks. For the year ended November 30, 2005, Asia Pacific small company stocks lagged large company stocks. Total returns were 15.58% for the MSCI Pacific Rim ex-Japan Index (gross dividends), 14.78% for the MSCI Pacific Rim ex-Japan Small Company Index (price-only) and 9.30% for The Asia Pacific Small Company Series. Relative to the MSCI Pacific Rim ex-Japan Small Company Index, Series underperformance was primarily due to greater exposure to small company stocks with market capitalization under $250 million and country-by-country portfolio composition differences. Stocks under $250 million significantly underperformed the Index and the average weight allocated to this sector was 32% for the Series compared to 1% for the Index. Relative performance was also penalized by less exposure to stocks in Australia and New Zealand, which outperformed the MSCI Pacific Rim ex-Japan Small Company Index, and greater exposure to stocks in Singapore and Hong Kong, which underperformed the Index.

     Note: The Pacific Rim Small Company Series was renamed the Asia Pacific Small Company Series in September, 2005. The Series' investment objective has not changed.

THE UNITED KINGDOM SMALL COMPANY SERIES

     The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 592 stocks, and was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 7.72% for the MSCI United Kingdom Index (net dividends), 12.50% for the MSCI UK Small Company Index (price-only) and 12.88% for The United Kingdom Small Company Series.

THE CONTINENTAL SMALL COMPANY SERIES

     The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of continental Europe. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,487 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within a universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Series was essentially fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, European small company stocks outperformed large company stocks. Total returns were 11.53% for the MSCI Europe ex-United Kingdom Index (net dividends), 18.31% for the MSCI Europe ex-U.K Small Cap Index (price only), and 18.97% for The Continental Small Company Series. Relative to the MSCI Europe ex-UK Small Cap Index, Series outperformance was primarily due to different security weights among stocks with market capitalization in excess of $1 billion. Among stocks with these size characteristics, total returns were 21.29% for Series holdings compared to 17.34% for constituents of the Index.

THE EMERGING MARKETS SERIES

     The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 543 stocks in 17 countries. The Series was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     Target country weights in the Series are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. As a result of the Series' diversified approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets outperformed developed country stocks. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 31.23% for The Emerging Markets Series. Relative to the MSCI Emerging Markets Index, underperformance of the Series was primarily due to greater exposure to mid and small cap stocks. Stocks with market capitalizations of $10 billion or less underperformed the Index, and average weight allocated to this range was 70% of the Series compared to 51% for the Index.

THE EMERGING MARKETS SMALL CAP SERIES

     The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,540 stocks in 16 countries. Target country weights in the Series are determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit potential risks associated with individual countries. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Series essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in emerging market country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, emerging markets small company stocks outperformed developed country stocks, but trailed core emerging markets strategies. Total return were 13.27% for the MSCI EAFE Index (net dividends), 33.12% for the MSCI Emerging Markets Index (gross dividends), and 24.85% for The Emerging Markets Small Cap Series. Relative to the MSCI Emerging Markets Index (gross dividends), underperformance of the Series was primarily due to greater exposure to small company stocks. Emerging markets stocks with market capitalizations under $500 million underperformed the MSCI Emerging Markets Index and average weight allocated to this range was 50% for the Series compared to 1% for the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2005

     For the year ended November 30, 2005, short-term interest rates rose while longer-term rates were generally little changed. The Federal Reserve continued its orderly campaign of credit tightening, raising the target rate for federal funds eight times over the last twelve months from 2.00% to 4.00% by November 30, 2005. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 201 basis points during the year ended November 30, 2005, while the yield on 10-year U.S. Treasury notes rose only 14 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                          11/30/04         11/30/05           CHANGE
                                                          --------         --------           ------
Three-month LIBOR                                             2.41%            4.42%            83.4%
10-Year U.S. Treasury note yield                              4.36%            4.50%             3.2%

----------
Source: The Wall Street Journal; Libor data provided by British Bankers' Association.

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity. The pattern of returns was "u-shaped," with lower returns for five-year instruments than for three month or longer-term instruments. For the year ended November 30, 2005, total returns were 2.95% for three-month U.S. Treasury bills, 1.41% for five-year U.S. Treasury notes and 7.63% for long-term U.S. government bonds.

----------
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. Throughout much of the period under review, weighted average maturities of the Series were positioned toward the longer end of their respective maturity ranges, reflecting upwardly-sloping yield curves in both U.S. and major international bond markets. As curves began to flatten toward the end of the year, average maturities for the Series were shortened.

FIXED INCOME SERIES PERFORMANCE OVERVIEW

THE DFA ONE-YEAR FIXED INCOME SERIES

     The DFA One-Year Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented.

     The Series essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Series' assets. The average maturity of the Series shortened significantly during the year under review, from 346 days on November 30, 2004, to 304 days, on November 30, 2005. For the year ended November 30, 2005, total returns were 2.32% for The DFA One-Year Fixed Income Series, 2.95% for the Three-Month U.S. Treasury Bill Index, 2.88% for the for the Six-Month U.S. Treasury Index and 2.10% for the One-Year U.S. Treasury Index. The Series underperformed the Six-Month U.S. Treasury Index due to its longer duration than the Index. For the year ended November 30, 2005, the average duration of The One-Year Fixed Income Series was 0.81 years compared to 0.47 years for the Six-Month U.S. Treasury Index. Relative to the One-Year U.S. Treasury Index, superior performance of the Series was primarily due to greater exposure to corporate and U.S. government agency instruments.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

     The DFA Two-Year Global Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less. Eligible countries include, but are not limited to, the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented.

     The average maturity of the Series was shortened considerably from 1.52 years on November 30, 2004 to 1.04 years on November 30, 2005. The Series essentially was fully invested in fixed income securities throughout the year under review: average cash levels were about 1% of the Series' assets. For the year ended November 30, 2005, total returns were 1.92% for The DFA Two-Year Global Fixed Income Series and 1.61% for the Merrill Lynch 1-3 Year Government/Corporate Index. Relative to the Merrill Lynch 1-3 Year Government/Corporate Index, superior performance of the Series was primarily due to differences in duration. The duration of the Series was shortened by 33 percent to 1.01 years while the duration of the Index fluctuated around 1.7 years.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                           BEGINNING         ENDING                         EXPENSES
                                            ACCOUNT          ACCOUNT        ANNUALIZED        PAID
                                             VALUE            VALUE          EXPENSE         DURING
                                           06/01/05         11/30/05          RATIO          PERIOD*
                                         ------------      ------------     ----------      --------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                       $   1,000.00      $   1,059.30           0.05%     $   0.26
Hypothetical 5% Annual Return            $   1,000.00      $   1,024.82           0.05%     $   0.25

THE ENHANCED U.S. LARGE COMPANY SERIES
Actual Fund Return                       $   1,000.00      $   1,050.30           0.17%     $   0.87
Hypothetical 5% Annual Return            $   1,000.00      $   1,024.22           0.17%     $   0.86

                                                BEGINNING         ENDING                              EXPENSES
                                                 ACCOUNT          ACCOUNT         ANNUALIZED            PAID
                                                  VALUE            VALUE           EXPENSE             DURING
                                                06/01/05         11/30/05           RATIO              PERIOD*
                                              ------------      ------------      ----------         -----------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,092.40            0.14%        $      0.73
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.37            0.14%        $      0.71

THE U.S. SMALL XM VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,112.00            0.15%        $      0.79
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.32            0.15%        $      0.76

THE U.S. SMALL CAP VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,120.80            0.24%        $      1.28
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.87            0.24%        $      1.22

THE U.S. SMALL CAP SERIES
Actual Fund Return                            $   1,000.00      $   1,120.00            0.07%        $      0.37
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.72            0.07%        $      0.36

THE U.S. MICRO CAP SERIES
Actual Fund Return                            $   1,000.00      $   1,136.10            0.14%        $      0.75
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.37            0.14%        $      0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                            $   1,000.00      $   1,130.00            0.26%        $      1.39
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.76            0.26%        $      1.32

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,202.70            0.21%        $      1.16
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.02            0.21%        $      1.07

THE ASIA PACIFIC SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,112.10            0.26%        $      1.38
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.76            0.26%        $      1.32

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,100.60            0.22%        $      1.16
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.97            0.22%        $      1.12

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                            $   1,000.00      $   1,103.60            0.23%        $      1.21
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.92            0.23%        $      1.17

THE EMERGING MARKETS SERIES
Actual Fund Return                            $   1,000.00      $   1,214.10            0.27%        $      1.50
Hypothetical 5% Annual Return                 $   1,000.00      $   1,023.71            0.27%        $      1.37

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                            $   1,000.00      $   1,184.70            0.49%        $      2.68
Hypothetical 5% Annual Return                 $   1,000.00      $   1,022.61            0.49%        $      2.48

                                                BEGINNING         ENDING                              EXPENSES
                                                 ACCOUNT          ACCOUNT         ANNUALIZED            PAID
                                                  VALUE            VALUE           EXPENSE             DURING
                                                06/01/05         11/30/05           RATIO              PERIOD*
                                              ------------      ------------      ----------         -----------
THE DFA ONE-YEAR FIXED INCOME SERIES
Actual Fund Return                            $   1,000.00      $   1,011.60            0.08%        $      0.40
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.67            0.08%        $      0.41

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                            $   1,000.00      $   1,009.60            0.10%        $      0.50
Hypothetical 5% Annual Return                 $   1,000.00      $   1,024.57            0.10%        $      0.51

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE COMPANY SERIES
Financials                                                                  20.2%
Information Technology                                                      15.6
Health Care                                                                 12.8
Industrials                                                                 10.8
Consumer Discretionary                                                      10.6
Consumer Staples                                                             9.6
Energy                                                                       8.3
Utilities                                                                    3.3
Telecommunication Services                                                   3.1
Materials                                                                    3.0
Other                                                                        1.9
REITS                                                                        0.8
                                                                           -----
                                                                           100.0%
                                                                           =====

THE ENHANCED U.S. LARGE COMPANY SERIES
Foreign Government                                                          39.7%
Government                                                                  17.8
Foreign Corporate                                                           15.7
Supranational                                                               14.3
Corporate                                                                   12.5
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. LARGE CAP VALUE SERIES
Financials                                                                  31.9%
Consumer Discretionary                                                      24.7
Industrials                                                                  9.8
Energy                                                                       7.6
Telecommunication Services                                                   6.3
Information Technology                                                       6.1
Materials                                                                    5.8
Consumer Staples                                                             3.9
Health Care                                                                  3.5
Utilities                                                                    0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. SMALL XM VALUE SERIES
Financials                                                                  20.8%
Industrials                                                                 19.3
Consumer Discretionary                                                      19.0
Information Technology                                                      15.3
Materials                                                                   10.7
Energy                                                                       6.9
Consumer Staples                                                             3.9
Health Care                                                                  2.7
Utilities                                                                    0.7
Telecommunication Services                                                   0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. SMALL CAP VALUE SERIES
Consumer Discretionary                                                      22.6%
Industrials                                                                 19.5
Financials                                                                  15.2
Information Technology                                                      13.9
Materials                                                                   10.3
Energy                                                                       7.8
Health Care                                                                  5.0
Consumer Staples                                                             4.2
Telecommunication Services                                                   1.1
Utilities                                                                    0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. SMALL CAP SERIES
Information Technology                                                      21.3%
Consumer Discretionary                                                      16.7
Industrials                                                                 16.4
Health Care                                                                 13.9
Financials                                                                  13.4
Energy                                                                       6.0
Materials                                                                    5.2
Consumer Staples                                                             3.4
Utilities                                                                    2.4
Telecommunication Services                                                   1.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE U.S. MICRO CAP SERIES
Information Technology                                                      23.0%
Health Care                                                                 17.1
Consumer Discretionary                                                      16.4
Industrials                                                                 15.9
Financials                                                                  12.6
Energy                                                                       5.0
Materials                                                                    3.8
Consumer Staples                                                             3.4
Utilities                                                                    1.5
Telecommunication Services                                                   1.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA INTERNATIONAL VALUE SERIES
Financials                                                                  38.2%
Consumer Discretionary                                                      18.4
Materials                                                                   11.4
Industrials                                                                 11.1
Telecommunication Services                                                   6.6
Consumer Staples                                                             4.0
Utilities                                                                    3.4
Energy                                                                       2.9
Information Technology                                                       2.3
Other                                                                        1.0
Health Care                                                                  0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

THE JAPANESE SMALL COMPANY SERIES
Industrials                                                                 29.0%
Consumer Discretionary                                                      22.2
Information Technology                                                      12.2
Materials                                                                   10.7
Financials                                                                  10.6
Consumer Staples                                                             9.3
Health Care                                                                  4.0
Energy                                                                       1.1
Utilities                                                                    0.6
Other                                                                        0.2
Telecommunication Services                                                   0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary                                                      22.2%
Industrials                                                                 19.2
Financials                                                                  15.4
Materials                                                                   13.2
Information Technology                                                       7.2
Health Care                                                                  6.9
Energy                                                                       6.8
Consumer Staples                                                             5.6
Utilities                                                                    1.8
Telecommunication Services                                                   1.1
Other                                                                        0.6
                                                                           -----
                                                                           100.0%
                                                                           =====

THE UNITED KINGDOM SMALL COMPANY SERIES
Industrials                                                                 28.5%
Consumer Discretionary                                                      19.9
Financials                                                                  15.3
Health Care                                                                 11.9
Information Technology                                                       8.8
Energy                                                                       5.9
Consumer Staples                                                             5.0
Materials                                                                    3.4
Telecommunication Services                                                   0.9
Utilities                                                                    0.3
Other                                                                        0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

THE CONTINENTAL SMALL COMPANY SERIES
Industrials                                                                 25.7%
Financials                                                                  17.6
Consumer Discretionary                                                      16.8
Information Technology                                                      10.9
Health Care                                                                  7.8
Materials                                                                    7.8
Consumer Staples                                                             6.9
Energy                                                                       3.7
Utilities                                                                    1.9
Telecommunication Services                                                   0.6
Other                                                                        0.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE EMERGING MARKETS SERIES
Financials                                                                  23.7%
Telecommunication Services                                                  15.4
Materials                                                                   15.0
Information Technology                                                      11.6
Consumer Staples                                                             9.5
Industrials                                                                  7.2
Consumer Discretionary                                                       6.7
Energy                                                                       4.2
Utilities                                                                    4.1
Health Care                                                                  2.3
Other                                                                        0.3
                                                                           -----
                                                                           100.0%
                                                                           =====

THE EMERGING MARKETS SMALL CAP SERIES
Materials                                                                   18.7%
Consumer Discretionary                                                      17.4
Industrials                                                                 14.8
Financials                                                                  12.3
Consumer Staples                                                            11.8
Information Technology                                                       9.5
Other                                                                        4.9
Health Care                                                                  3.8
Telecommunication Services                                                   3.1
Utilities                                                                    2.8
Energy                                                                       0.9
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA ONE-YEAR FIXED INCOME SERIES
Government                                                                  31.7%
Foreign Government                                                          25.9
Corporate                                                                   15.1
Supranational                                                               14.6
Foreign Corporate                                                           12.7
                                                                           -----
                                                                           100.0%
                                                                           =====

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Foreign Government                                                          34.9%
Government                                                                  19.2
Foreign Corporate                                                           18.6
Supranational                                                               14.2
Corporate                                                                   13.1
                                                                           -----
                                                                           100.0%
                                                                           =====

                          THE U.S. LARGE COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (87.0%)
Financials -- (18.4%)
  American Express Co.                                                 456,700   $    23,483,514                0.6%
 #American International Group, Inc.                                   955,100        64,125,414                1.5%
 #Bank of America Corp.                                              1,478,800        67,862,132                1.6%
  Citigroup, Inc.                                                    1,902,800        92,380,940                2.2%
  JPMorgan Chase & Co.                                               1,292,900        49,453,425                1.2%
 #Merrill Lynch & Co., Inc.                                            340,900        22,642,578                0.5%
  Morgan Stanley                                                       399,700        22,395,191                0.5%
  The Goldman Sachs Group, Inc.                                        171,100        22,065,056                0.5%
  U.S. Bancorp                                                         672,700        20,369,356                0.5%
 #Wachovia Corp.                                                       580,500        30,998,700                0.7%
 #Wells Fargo & Co.                                                    621,300        39,048,705                0.9%
##Other Securities                                                                   425,177,155               10.1%
                                                                                 ---------------    ---------------
Total Financials                                                                     880,002,166               20.8%
                                                                                 ---------------    ---------------
Information Technology -- (13.6%)
 *Apple Computer, Inc.                                                 305,400        20,712,228                0.5%
 *Cisco Sytems, Inc.                                                 2,352,100        41,255,834                1.0%
*#Dell, Inc.                                                           882,400        26,613,184                0.6%
  Hewlett-Packard Co.                                                1,054,400        31,284,048                0.7%
  Intel Corp.                                                        2,242,500        59,829,900                1.4%
  International Business Machines Corp.                                587,300        52,210,970                1.2%
  Microsoft Corp.                                                    3,390,800        93,959,068                2.2%
  Motorola, Inc.                                                       908,700        21,890,583                0.5%
  Qualcomm, Inc.                                                       600,100        27,286,547                0.7%
##Other Securities                                                                   272,270,443                6.5%
                                                                                 ---------------    ---------------
Total Information Technology                                                         647,312,805               15.3%
                                                                                 ---------------    ---------------
Health Care -- (11.1%)
  Abbott Laboratories                                                  572,100        21,573,891                0.5%
 *Amgen, Inc.                                                          454,100        36,750,313                0.9%
 #Eli Lilly & Co.                                                      417,300        21,073,650                0.5%
 #Johnson & Johnson                                                  1,094,800        67,603,900                1.6%
  Medtronic, Inc.                                                      445,700        24,767,549                0.6%
 #Merck & Co., Inc.                                                    808,100        23,758,140                0.6%
  Pfizer, Inc.                                                       2,712,700        57,509,240                1.4%
  UnitedHealth Group, Inc.                                             464,900        27,828,914                0.7%
  Wyeth                                                                493,600        20,514,016                0.5%
##Other Securities                                                                   229,724,829                5.2%
                                                                                 ---------------    ---------------
Total Health Care                                                                    531,104,442               12.5%
                                                                                 ---------------    ---------------
Industrials -- (9.9%)
  3M Co.                                                               281,600        22,099,968                0.5%
  Boeing Co.                                                           302,000        20,593,380                0.5%
  General Electric Co.                                               3,901,600       139,365,152                3.3%
 #Tyco International, Ltd.                                             744,900        21,244,548                0.5%
 #United Parcel Service, Inc.                                          407,500        31,744,250                0.7%
  United Technologies Corp.                                            377,200        20,308,448                0.5%
##Other Securities                                                                   216,492,746                5.1%
                                                                                 ---------------    ---------------
Total Industrials                                                                    471,848,492               11.1%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (9.4%)
*#Comcast Corp. Class A                                                808,200        21,336,480                0.5%
  Home Depot, Inc.                                                     787,700        32,910,106                0.8%
  Time Warner, Inc.                                                  1,727,700        31,064,046                0.7%
##Other Securities                                                                   362,683,579                8.6%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         447,994,211               10.6%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Consumer Staples -- (8.3%)
  Altria Group, Inc.                                                   763,800   $    55,597,002                1.3%
  Coca-Cola Co.                                                        764,200        32,623,698                0.8%
  PepsiCo, Inc.                                                        614,600        36,384,320                0.9%
 #Procter & Gamble Co.                                               1,264,327        72,306,861                1.7%
 #Wal-Mart Stores, Inc.                                                919,200        44,636,352                1.1%
##Other Securities                                                                   154,928,713                3.5%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               396,476,946                9.3%
                                                                                 ---------------    ---------------
Energy -- (8.1%)
  Chevron Corp.                                                        828,800        47,498,528                1.1%
 #ConocoPhillips                                                       512,300        30,999,273                0.7%
 #Exxon Mobil Corp.                                                  2,320,600       134,664,418                3.2%
 #Schlumberger, Ltd.                                                   216,500        20,725,545                0.5%
##Other Securities                                                                   151,088,459                3.6%
                                                                                 ---------------    ---------------
Total Energy                                                                         384,976,223                9.1%
                                                                                 ---------------    ---------------
Utilities -- (2.9%)
##Total Utilities                                                                    138,115,863                3.3%
                                                                                 ---------------    ---------------
Telecommunication Services -- (2.7%)
*#AT&T, Inc.                                                         1,446,084        36,021,952                0.9%
 #Sprint Nextel Corp.                                                1,079,500        27,030,680                0.6%
 #Verizon Communications, Inc.                                       1,017,700        32,546,046                0.8%
##Other Securities                                                                    33,945,366                0.8%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                     129,544,044                3.1%
                                                                                 ---------------    ---------------
Materials -- (2.6%)
##Total Materials                                                                    125,149,162                2.9%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                4,152,524,354               98.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (13.0%)
^^ Repurchase Agreement, Merrill Lynch Triparty
     Repo 3.95%, 12/01/05 (Collateralized by $555,340,000
     U.S. Treasury Note 4.50%, 11/15/10, valued at
     $558,763,488) to be repurchased at $547,864,300           $       547,804       547,804,194               12.9%
   Repurchase Agreement, PNC Capital Markets, Inc.
     3.88%, 12/01/05 (Collateralized by $76,285,000 FHLMC
     4.00%, 09/22/09, valued at $74,759,300) to be
     repurchased at $73,661,938                                         73,654        73,654,000                1.7%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     621,458,194               14.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,688,324,717)                                                         $ 4,773,982,548              112.6%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                                    FACE
                                                                   AMOUNT^           VALUE+
                                                               ---------------   ---------------
                                                                    (000)
UNITED STATES -- (52.8%)
COMMERCIAL PAPER -- (22.5%)
Ciesco L.P.
    3.940%, 12/06/05                                                     1,500   $     1,499,154
    3.950%, 12/08/05                                                     7,000         6,994,473
Ixis Commercial Paper
    4.320%, 07/06/06                                                     8,500         8,268,310
Nestle Capital Corp.
    4.080%, 12/28/05                                                     5,500         5,482,910
Queensland Treasury Corp.
    4.280%, 07/12/06                                                     8,500         8,261,799
Sheffield Receivables Corp.
    4.140%, 01/03/06                                                     8,000         7,969,038
Societte Generale N A
    4.490%, 08/11/06                                                     8,500         8,220,758
Total Capital SA
    4.030%, 12/01/05                                                     8,500         8,500,000
UBS Finance Delaware, Inc.
    4.270%, 07/17/06                                                     8,600         8,353,484
Windmill Funding Corp.
    4.030%, 12/01/05                                                     4,000         4,000,000
    3.910%, 12/06/05                                                     2,800         2,798,417
                                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                                70,348,343
                                                                                 ---------------
AGENCY OBLIGATIONS -- (18.0%)
Federal Farm Credit Bank
    2.600%, 09/07/06                                                     3,800         3,742,555
    2.550%, 02/27/07                                                     5,000         4,866,650
Federal Home Loan Bank
    2.625%, 10/16/06                                                    11,000        10,810,811
    3.375%, 02/23/07                                                     3,500         3,445,564
Federal Home Loan Mortgage
Corporation
    4.020%, 01/09/06                                                    16,000        15,928,928
  @ 4.625%, 02/15/07                                                     2,000         2,408,857
Federal National Mortgage Association
    4.375%, 10/15/06                                                     3,000         2,994,921
    2.625%, 11/15/06                                                     3,000         2,943,273
    2.375%, 02/15/07                                                     9,200         8,951,370
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS                                                              56,092,929
                                                                                 ---------------
BONDS -- (12.3%)
Citigroup, Inc.
    5.750%, 05/10/06                                                       895           899,226
    5.500%, 08/09/06                                                     2,600         2,613,853
General Electric Capital Corp.
    2.970%, 07/26/06                                                     5,000         4,948,420
KFW International Finance, Inc.
    5.250%, 06/28/06                                                     7,669         7,689,952
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                     6,500         6,420,557
Toyota Motor Credit Corp.
    2.900%, 07/14/06                                                     5,000         4,948,180
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                     5,000         5,026,435
Wells Fargo & Co.
    5.900%, 05/21/06                                                     5,800   $     5,829,400
                                                                                 ---------------
TOTAL BONDS                                                                           38,376,023
                                                                                 ---------------
TOTAL -- UNITED STATES                                                               164,817,295
                                                                                 ---------------
CANADA -- (15.5%)
BONDS -- (15.5%)
British Columbia, Province of
(A) 4.625%, 10/03/06                                                     8,000         7,998,240
Canada Housing Trust
    5.100%, 09/15/07                                                     7,000         6,127,887
Canada Government of
    3.000%, 06/01/07                                                    10,000         8,477,350
General Electric Capital Canada, Inc.
    5.300%, 07/24/07                                                    10,000         8,749,668
Manitoba, Province of
(A) 4.250%, 11/20/06                                                     8,300         8,268,153
Ontario, Province of
(A) 2.650%, 12/15/06                                                     1,000           980,027
    5.200%, 03/08/07                                                     9,000         7,839,060
                                                                                 ---------------
TOTAL -- CANADA                                                                       48,440,385
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.4%)
BONDS -- (10.4%)
Asian Development Bank
    4.875%, 02/05/07                                                     7,000         7,015,750
European Bank For
Reconstruction & Development
    5.375%, 06/15/06                                                     2,000         2,007,294
European Investment Bank
  @ 2.625%, 10/15/07                                                     6,300         7,410,110
Inter-American Development Bank
    6.625%, 03/07/07                                                     2,400         2,456,539
International Finance Corp.
    5.250%, 05/02/06                                                     7,500         7,514,880
World Bank (International Bank for Reconstruction & Development)
    4.375%, 09/28/06                                                     6,000         5,995,176
                                                                                 ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS                                       32,399,749
                                                                                 ---------------
GERMANY -- (5.3%)
BONDS -- (5.3%)
Landesbank Hessen-Thuringen
  Girozentrale
^^^ 4.000%, 06/04/07                                                     5,000         4,283,367
Landeskreditbank
  Baden-Wuerttemberg-Foerderbank
(A) 4.875%, 01/30/07                                                     5,000         5,007,220
Landwirtschaft Rentenbank
(A) 4.500%, 10/23/06                                                     6,300         6,291,136
(A) 4.875%, 03/12/07                                                     1,000         1,001,415
                                                                                 ---------------
TOTAL -- GERMANY                                                                      16,583,138
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT^                VALUE+
                                                               ---------------   ---------------
                                                                    (000)
SWEDEN -- (3.5%)
BONDS -- (3.5%)
Swedish Export Credit Corp.
(A) 2.875%, 01/26/07                                                     7,100   $     6,953,577
Swedish Government
    8.000%, 08/15/07                                                    30,000         4,054,340
                                                                                 ---------------
TOTAL -- SWEDEN                                                                       11,007,917
                                                                                 ---------------
NETHERLANDS -- (2.6%)
BONDS -- (2.6%)
Bank Nederlandse Gemeenten
(A) 4.500%, 12/14/06                                                     3,300         3,293,707
@   2.875%, 05/15/07                                                     4,000         4,722,677
                                                                                 ---------------
TOTAL -- NETHERLANDS                                                                   8,016,384
                                                                                 ---------------
AUSTRIA -- (2.2%)
BONDS -- (2.2%)
Oesterreichische Kontrollbank AG
(A) 5.125%, 03/20/07                                                     7,000         7,049,973
                                                                                 ---------------
SPAIN -- (2.2%)
BONDS -- (2.2%)
Instituto de Credito Oficial
(A) 4.625%, 11/29/06                                                     6,800         6,780,348
                                                                                 ---------------
DENMARK -- (2.2%)
BONDS -- (2.2%)
Denmark, Kingdom of
(A) 5.125%, 12/28/06                                                     6,700   $     6,738,585
                                                                                 ---------------
NORWAY -- (1.6%)
BONDS -- (1.6%)
Eksportfinans ASA
(A) 5.750%, 06/06/06                                                     5,000         5,027,930
                                                                                 ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
BP Capital Markets P.L.C.
(A) 2.750%, 12/29/06                                                     4,500         4,400,847
                                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
  12/01/05 (Collateralized by $1,043,000 FHLMC Notes 4.00%,
  09/22/09, valued at $1,022,140) to be repurchased at
  $1,007,109                                                             1,007         1,007,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $314,053,297)                                                            $   312,269,551
                                                                                 ===============

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (92.0%)
Financials -- (29.4%)
  Allstate Corp.                                                     1,791,600   $   100,508,760                1.7%
  Bear Stearns Companies, Inc.                                         373,770        41,484,732                0.7%
  Chubb Corp.                                                          453,200        43,887,888                0.8%
  CIT Group, Inc.                                                      877,400        43,431,300                0.7%
  Countrywide Financial Corp.                                        2,467,573        85,896,216                1.5%
  Hartford Financial Services Group, Inc.                            1,173,900       102,563,643                1.8%
  JPMorgan Chase & Co.                                               2,244,400        85,848,300                1.5%
  Lincoln National Corp.                                               809,100        42,057,018                0.7%
  Loews Corp.                                                          878,634        84,858,472                1.5%
 #MBIA, Inc.                                                           673,150        41,587,207                0.7%
 #MetLife, Inc.                                                      3,393,398       174,556,393                3.0%
  Principal Financial Group, Inc.                                    1,125,700        57,039,219                1.0%
  Prudential Financial, Inc.                                         1,887,800       146,115,720                2.5%
  The St. Paul Travelers Companies, Inc.                             3,050,909       141,958,796                2.4%
##Other Securities                                                                   659,781,381               11.3%
                                                                                 ---------------    ---------------
Total Financials                                                                   1,851,575,045               31.8%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (22.6%)
#*AutoNation, Inc.                                                   2,057,600        42,633,472                0.7%
 #Clear Channel Communications, Inc.                                 1,942,666        63,253,205                1.1%
 *Comcast Corp. Class A                                              4,351,825       114,888,180                2.0%
  Federated Department Stores, Inc.                                    757,315        48,793,805                0.8%
 #Ford Motor Co.                                                     6,812,600        55,386,438                0.9%
 #General Motors Corp.                                               2,346,800        51,394,920                0.9%
  Horton (D.R.), Inc.                                                1,091,829        38,694,420                0.7%
 *Liberty Media Corp. Class A                                       10,719,900        82,328,832                1.4%
  Penney (J.C.) Co., Inc.                                            1,120,000        58,766,400                1.0%
  Time Warner, Inc.                                                 12,509,580       224,922,248                3.9%
  Tribune Co.                                                        1,207,800        38,613,366                0.7%
  Viacom, Inc. Class B                                               6,264,100       209,220,940                3.6%
##Other Securities                                                                   395,501,220                6.7%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                       1,424,397,446               24.4%
                                                                                 ---------------    ---------------
Industrials -- (9.0%)
  Burlington Northern Santa Fe Corp.                                 1,283,000        84,908,940                1.5%
  CSX Corp.                                                            934,660        45,461,862                0.8%
  Norfolk Southern Corp.                                             1,825,693        80,768,658                1.4%
  Northrop Grumman Corp.                                             1,650,684        94,699,741                1.6%
  Raytheon Co.                                                       1,311,300        50,380,146                0.9%
  Union Pacific Corp.                                                1,175,200        89,949,808                1.5%
##Other Securities                                                                   118,518,782                2.0%
                                                                                 ---------------    ---------------
Total Industrials                                                                    564,687,937                9.7%
                                                                                 ---------------    ---------------
Energy -- (7.0%)
  Amerada Hess Corp.                                                   318,532        39,026,541                0.7%
 #Anadarko Petroleum Corp.                                             898,878        81,447,336                1.4%
 #Kerr-McGee Corp.                                                     458,826        39,665,508                0.7%
  Marathon Oil Corp.                                                 1,131,802        67,104,541                1.1%
  Valero Energy Corp.                                                  588,300        56,594,460                1.0%
##Other Securities                                                                   157,234,731                2.7%
                                                                                 ---------------    ---------------
Total Energy                                                                         441,073,117                7.6%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE+     OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Telecommunication Services -- (5.8%)
#*AT&T, Inc.                                                         8,333,818   $   207,595,406                3.5%
  Sprint Nextel Corp.                                                1,618,800        40,534,752                0.7%
  Verizon Communications, Inc.                                       2,126,800        68,015,064                1.2%
##Other Securities                                                                    49,734,484                0.9%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                     365,879,706                6.3%
                                                                                 ---------------    ---------------
Information Technology -- (5.6%)
 *Computer Sciences Corp.                                              742,100        37,275,683                0.6%
  Electronic Data Systems Corp.                                      2,006,400        46,247,520                0.8%
  Hewlett-Packard Co.                                                1,407,700        41,766,459                0.7%
##Other Securities                                                                   226,926,450                3.9%
                                                                                 ---------------    ---------------
Total Information Technology                                                         352,216,112                6.0%
                                                                                 ---------------    ---------------
Materials -- (5.4%)
 #Georgia-Pacific Corp.                                              1,149,042        54,338,196                0.9%
 #International Paper Co.                                            1,215,775        38,333,386                0.7%
  Phelps Dodge Corp.                                                   287,085        38,948,822                0.7%
  Weyerhaeuser Co.                                                   1,062,000        70,421,220                1.2%
##Other Securities                                                                   135,622,240                2.3%
                                                                                 ---------------    ---------------
Total Materials                                                                      337,663,864                5.8%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.6%)
  Archer-Daniels-Midland Co.                                         2,475,260        58,341,878                1.0%
  Coca-Cola Enterprises, Inc.                                        2,048,600        39,374,092                0.7%
##Other Securities                                                                   130,907,014                2.2%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               228,622,984                3.9%
                                                                                 ---------------    ---------------
Health Care -- (3.2%)
 *Medco Health Solutions, Inc.                                         690,100        37,023,865                0.6%
##Other Securities                                                                   162,888,243                2.8%
                                                                                 ---------------    ---------------
Total Health Care                                                                    199,912,108                3.4%
                                                                                 ---------------    ---------------
Utilities -- (0.4%)
Total Utilities                                                                       24,332,739                0.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                5,790,361,058               99.3%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (8.0%)
^^Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
    12/01/05 (Collateralized by $416,751,000 U.S. Treasury
    Notes 4.125%, 08/15/08 & 4.50%, 11/15/10, valued at
    $419,275,504) to be repurchased at $411,098,137            $       411,053       411,053,035                7.0%

  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $96,384,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $94,456,320) to be
    repurchased at $93,070,030                                          93,060        93,060,000                1.6%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     504,113,035                8.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,054,588,912)                                                         $ 6,294,474,093              107.9%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (95.1%)
Financials -- (20.2%)
 *Allegheny Corp.                                                        3,113   $       915,813                0.5%
  Allmerica Financial Corp.                                             24,800           990,760                0.6%
  American Financial Group, Inc.                                        35,800         1,329,970                0.8%
  American National Insurance Co.                                       10,400         1,218,256                0.7%
  AmerUs Group Co.                                                      18,200         1,068,886                0.6%
 #Odyssey Re Holdings Corp.                                             40,320         1,033,805                0.6%
  Ohio Casualty Corp.                                                   29,189           863,994                0.5%
  Reinsurance Group of America, Inc.                                    19,900           940,872                0.5%
  Selective Insurance Group, Inc.                                       19,400         1,085,818                0.6%
  StanCorp Financial Group, Inc.                                        13,000         1,339,520                0.8%
  Wesco Financial Corp.                                                  2,775           996,225                0.6%
##Other Securities                                                                    24,506,806               14.2%
                                                                                 ---------------    ---------------
Total Financials                                                                      36,290,725               21.0%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (18.1%)
  American Greetings Corp. Class A                                      29,900           783,380                0.5%
 *Big Lots, Inc.                                                        80,400           988,116                0.6%
  Borders Group, Inc.                                                   54,200         1,105,138                0.6%
  Burlington Coat Factory Warehouse Corp.                               27,600         1,094,064                0.6%
 *Gaylord Entertainment Co.                                             18,650           806,799                0.5%
  Saks, Inc.                                                            65,000         1,074,450                0.6%
  Service Corp. International                                          143,900         1,181,419                0.7%
  United Auto Group, Inc.                                               27,000           961,740                0.6%
 *Warnaco Group, Inc.                                                   35,752           878,427                0.5%
##Other Securities                                                                    23,613,543               13.6%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                          32,487,076               18.8%
                                                                                 ---------------    ---------------
Industrials -- (17.8%)
  Alexander & Baldwin, Inc.                                             29,156         1,458,383                0.8%
 *Flowserve Corp.                                                       27,500         1,027,400                0.6%
  GATX Corp.                                                            30,800         1,159,312                0.7%
  Hughes Supply, Inc.                                                   30,900         1,197,066                0.7%
 *Kansas City Southern                                                  47,400         1,183,578                0.7%
 *PHH Corp.                                                             29,500           851,370                0.5%
 *Quanta Services, Inc.                                                 64,286           909,647                0.5%
  Ryder System, Inc.                                                    19,300           818,899                0.5%
 *Shaw Group, Inc.                                                      45,900         1,326,051                0.8%
  Timken Co.                                                            47,600         1,474,648                0.9%
 *United Rentals, Inc.                                                  43,700           924,692                0.5%
 *URS Corp.                                                             25,000         1,053,000                0.6%
##Other Securities                                                                    18,587,844               10.7%
                                                                                 ---------------    ---------------
Total Industrials                                                                     31,971,890               18.5%
                                                                                 ---------------    ---------------
Information Technology -- (14.5%)
 *3Com Corp.                                                           251,161           909,203                0.5%
  AVX Corp.                                                             80,500         1,102,850                0.6%
 *Sycamore Networks, Inc.                                              207,882           846,080                0.5%
 *Tech Data Corp.                                                       27,400         1,077,094                0.6%
 *Vishay Intertechnology, Inc.                                          78,800         1,011,004                0.6%
##Other Securities                                                                    21,201,579               12.4%
                                                                                 ---------------    ---------------
Total Information Technology                                                          26,147,810               15.2%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Materials -- (10.2%)
 #Bowater, Inc.                                                         26,000   $       807,300                0.5%
  Longview Fibre Co.                                                    36,700           780,242                0.4%
  Lubrizol Corp.                                                        36,100         1,523,781                0.9%
  Reliance Steel & Aluminum Co.                                         14,900           961,199                0.6%
  Valhi, Inc.                                                           59,100         1,038,387                0.6%
  Other Securities                                                                    13,141,852                7.6%
                                                                                 ---------------    ---------------
Total Materials                                                                       18,252,761               10.6%
                                                                                 ---------------    ---------------
Energy -- (6.6%)
*#Forest Oil Corp.                                                      42,400         1,899,944                1.1%
 *Houston Exploration Co.                                               17,100           934,686                0.6%
  Overseas Shipholding Group, Inc.                                      18,300           932,568                0.5%
 *Spinnaker Exploration Co.                                             15,800         1,031,266                0.6%
  Tidewater, Inc.                                                       26,600         1,202,320                0.7%
  Other Securities                                                                     5,799,785                3.4%
                                                                                 ---------------    ---------------
Total Energy                                                                          11,800,569                6.9%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.7%)
  Corn Products International, Inc.                                     34,980           778,305                0.5%
 *Performance Food Group Co.                                            33,800           959,920                0.6%
  Seaboard Corp.                                                           540           928,800                0.5%
##Other Securities                                                                     4,077,769                2.3%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                                 6,744,794                3.9%
                                                                                 ---------------    ---------------
Health Care -- (2.6%)
##Total Health Care                                                                    4,688,696                2.7%
                                                                                 ---------------    ---------------
Telecommunication Services -- (0.7%)
Total Telecommunication Services                                                       1,251,296                0.7%
                                                                                 ---------------    ---------------
Utilities -- (0.7%)
Total Utilities                                                                        1,232,124                0.7%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  170,867,741               99.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
^^Repurchase Agreement, Merrill Lynch
    Triparty Repo 3.95%, 12/01/05 (Collateralized by
    $6,090,000 U.S. Treasury Note 4.50%, 11/15/10, valued at
    $6,127,543) to be repurchased at $6,003,256                $         6,003         6,002,597                3.4%

  Repurchase Agreemment, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $2,836,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,779,280) to be repurchased
    at $2,738,295                                                        2,738         2,738,000                1.6%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                       8,740,597                5.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $163,839,689)                                                            $   179,608,338              104.0%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (21.3%)
 #American Axle & Manufacturing Holdings, Inc.                       1,779,200   $    37,825,792                0.5%
  Burlington Coat Factory Warehouse Corp.                            1,402,001        55,575,320                0.7%
 *Charming Shoppes, Inc.                                             3,445,865        40,488,914                0.5%
  Furniture Brands International, Inc.                               1,728,636        34,486,288                0.5%
 *Gaylord Entertainment Co.                                          1,185,385        51,279,755                0.7%
 *Linens 'n Things, Inc.                                             1,474,475        37,761,305                0.5%
 *Payless ShoeSource, Inc.                                           1,735,400        39,653,890                0.5%
  United Auto Group, Inc.                                            1,511,200        53,828,944                0.7%
##Other Securities                                                                 1,328,294,576               17.7%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                       1,679,194,784               22.3%
                                                                                 ---------------    ---------------
Industrials -- (18.4%)
 *Alaska Air Group, Inc.                                               997,800        35,082,648                0.5%
  Applied Industrial Technologies, Inc.                              1,046,700        33,442,065                0.5%
 *Continental Airlines, Inc.                                         2,103,900        32,757,723                0.4%
 *Dollar Thrifty Automotive Group, Inc.                                882,400        33,090,000                0.4%
 *EMCOR Group, Inc.                                                    459,319        32,496,819                0.4%
 *Esterline Technologies Corp.                                         828,793        34,071,680                0.5%
 *Flowserve Corp.                                                    1,636,728        61,148,158                0.8%
  GATX Corp.                                                         1,421,900        53,520,316                0.7%
 *Kansas City Southern                                               2,099,700        52,429,509                0.7%
*#Quanta Services, Inc.                                              3,996,526        56,550,843                0.8%
  Regal-Beloit Corp.                                                   970,083        34,234,229                0.5%
 *Shaw Group, Inc.                                                   1,927,698        55,691,195                0.8%
  Trinity Industries, Inc.                                           1,423,900        59,291,196                0.8%
 *United Rentals, Inc.                                               1,917,700        40,578,532                0.5%
 *URS Corp.                                                          1,312,867        55,297,958                0.7%
##Other Securities                                                                   784,816,539               10.3%
                                                                                 ---------------    ---------------
Total Industrials                                                                  1,454,499,410               19.3%
                                                                                 ---------------    ---------------
Financials -- (14.3%)
  Commercial Federal Corp.                                           1,318,498        45,409,071                0.6%
  Delphi Financial Group, Inc. Class A                                 935,063        44,303,285                0.6%
 #LandAmerica Financial Group, Inc.                                    632,212        40,935,727                0.6%
  Ohio Casualty Corp.                                                1,903,514        56,344,014                0.8%
  Selective Insurance Group, Inc.                                      950,202        53,182,806                0.7%
 #The Phoenix Companies, Inc.                                        3,130,300        42,572,080                0.6%
  UICI                                                                 896,500        31,933,330                0.4%
  UMB Financial Corp.                                                  679,019        45,073,281                0.6%
##Other Securities                                                                   770,133,510               10.1%
                                                                                 ---------------    ---------------
Total Financials                                                                   1,129,887,104               15.0%
                                                                                 ---------------    ---------------
Information Technology -- (13.1%)
 *Coherent, Inc.                                                     1,032,897        32,629,216                0.4%
 *MPS Group, Inc.                                                    3,603,800        45,299,766                0.6%
##Other Securities                                                                   954,801,520               12.7%
                                                                                 ---------------    ---------------
Total Information Technology                                                       1,032,730,502               13.7%
                                                                                 ---------------    ---------------
Materials -- (9.7%)
  Carpenter Technology Corp.                                           797,762        52,293,299                0.7%
  Longview Fibre Co.                                                 1,748,440        37,171,834                0.5%
 #Reliance Steel & Aluminum Co.                                      1,021,298        65,883,934                0.9%
  Texas Industries, Inc.                                               785,757        39,193,559                0.5%
##Other Securities                                                                   573,949,598                7.6%
                                                                                 ---------------    ---------------
Total Materials                                                                      768,492,224               10.2%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Energy -- (7.4%)
 *Cimarex Energy Co.                                                   917,285   $    35,691,559                0.5%
 *Hanover Compressor Co.                                             3,024,524        40,891,564                0.5%
 *Houston Exploration Co.                                              638,242        34,886,308                0.5%
 *SEACOR Holdings, Inc.                                                774,633        52,171,533                0.7%
 *Spinnaker Exploration Co.                                          1,180,366        77,042,489                1.0%
 *Stone Energy Corp.                                                   942,611        41,851,928                0.6%
 *Swift Energy Corp.                                                   681,405        31,474,097                0.4%
  Tesoro Petroleum Corp.                                               716,747        39,471,257                0.5%
 *Universal Compression Holdings, Inc.                               1,106,884        44,695,976                0.6%
  USEC, Inc.                                                         2,955,202        32,507,222                0.4%
##Other Securities                                                                   150,003,315                2.0%
                                                                                 ---------------    ---------------
Total Energy                                                                         580,687,248                7.7%
                                                                                 ---------------    ---------------
Health Care -- (4.8%)
  Alpharma, Inc. Class A                                             1,425,400        37,659,068                0.5%
*#Sunrise Senior Living, Inc.                                        1,261,900        42,147,460                0.6%
##Other Securities                                                                   295,801,273                3.9%
                                                                                 ---------------    ---------------
Total Health Care                                                                    375,607,801                5.0%
                                                                                 ---------------    ---------------
Consumer Staples -- (4.0%)
  Longs Drug Stores Corp.                                            1,142,300        48,696,249                0.7%
##Other Securities                                                                   264,652,484                3.5%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               313,348,733                4.2%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.0%)
##Total Telecommunication Services                                                    78,696,481                1.1%
                                                                                 ---------------    ---------------
Utilities -- (0.4%)
Total Utilities                                                                       29,131,722                0.4%
                                                                                 ---------------    ---------------
Other -- (0.0%)
Total Other                                                                                  477                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                7,442,276,486               98.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       140,775                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (5.6%)
^^Repurchase Agreement, Merrill Lynch Triparty
    Repo 3.95%, 12/01/05 (Collateralized
    by $352,090,000 U.S. Treasury Note 4.50%,
    11/15/10, valued at $354,260,519)
    to be repurchased at $347,350,203                          $       347,312       347,312,095                4.6%

  Repurchase Agreement, PNC Capital Markets,
    Inc. 3.88%, 12/01/05 (Collateralized
    by $99,037,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $97,056,260) to be repurchased at
    $95,631,306                                                         95,621        95,621,000                1.3%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     442,933,095                5.9%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,437,807,814)                                                         $ 7,885,350,356              104.8%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (92.1%)
Information Technology -- (19.6%)
 *aQuantive, Inc.                                                      174,125   $     4,682,221                0.2%
*#EarthLink, Inc.                                                      365,397         4,180,142                0.2%
 *Electronics for Imaging, Inc.                                        148,400         4,144,812                0.2%
  Factset Research Systems, Inc.                                       116,500         4,510,880                0.2%
 *Gartner Group, Inc.                                                  333,300         4,492,884                0.2%
 *Integrated Device Technology, Inc.                                   375,243         4,495,411                0.2%
 *Micros Systems, Inc.                                                  95,104         4,594,474                0.2%
 *Microsemi Corp.                                                      164,038         4,552,055                0.2%
*#Midway Games, Inc.                                                   235,700         5,166,544                0.2%
 *ON Semiconductor Corp.                                               721,260         4,183,308                0.2%
*#Rambus, Inc.                                                         250,824         4,211,335                0.2%
 *ValueClick, Inc.                                                     220,100         4,155,488                0.2%
 *Varian Semiconductor Equipment Associates, Inc.                       97,300         4,283,146                0.2%
##Other Securities                                                                   554,859,675               18.5%
                                                                                 ---------------    ---------------
Total Information Technology                                                         612,512,375               21.1%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (15.3%)
  Burlington Coat Factory Warehouse Corp.                              105,949         4,199,818                0.2%
*#DeVry, Inc.                                                          187,300         4,349,106                0.2%
*#The Men's Wearhouse, Inc.                                            141,000         4,131,300                0.2%
  United Auto Group, Inc.                                              117,100         4,171,102                0.2%
##Other Securities                                                                   460,156,573               15.7%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         477,007,899               16.5%
                                                                                 ---------------    ---------------
Industrials -- (15.1%)
 *Armor Holdings, Inc.                                                  93,800         4,116,882                0.2%
  Brady Co. Class A                                                    115,200         4,317,696                0.2%
  Clarcor, Inc.                                                        140,700         4,159,092                0.2%
 *Corrections Corporation of America                                   100,100         4,447,443                0.2%
 *EGL, Inc.                                                            136,514         5,070,130                0.2%
  Knight Transportation, Inc.                                          148,653         4,782,167                0.2%
  Lennox International, Inc.                                           162,105         4,733,466                0.2%
  Lincoln Electric Holdings, Inc.                                      104,361         4,258,972                0.2%
 *Quanta Services, Inc.                                                329,900         4,668,085                0.2%
 *Shaw Group, Inc.                                                     177,287         5,121,821                0.2%
  Skywest, Inc.                                                        150,896         4,481,611                0.2%
*#United Rentals, Inc.                                                 203,700         4,310,292                0.2%
  York International Corp.                                              86,283         4,856,870                0.2%
##Other Securities                                                                   413,056,767               13.7%
                                                                                 ---------------    ---------------
Total Industrials                                                                    472,381,294               16.3%
                                                                                 ---------------    ---------------
Health Care -- (12.9%)
 *Alkermes, Inc.                                                       227,125         4,129,132                0.2%
 *Hologic, Inc.                                                         60,100         4,271,307                0.2%
*#ICOS Corp.                                                           151,333         4,311,477                0.2%
 *Sybron Dental Specialties, Inc.                                       96,600         4,225,284                0.2%
 *United Therapeutics Corp.                                             59,658         4,261,371                0.2%
##Other Securities                                                                   380,188,493               12.9%
                                                                                 ---------------    ---------------
Total Health Care                                                                    401,387,064               13.9%
                                                                                 ---------------    ---------------
Financials -- (12.4%)
  Amegy Bancorporation, Inc.                                           178,120         4,253,506                0.2%
  Corus Bankshares, Inc.                                                72,744         4,275,892                0.2%
 *Investment Technology Group, Inc.                                    110,100         4,281,789                0.2%
  Pacific Capital Bancorp                                              120,147         4,483,886                0.2%
  Selective Insurance Group, Inc.                                       74,261         4,156,388                0.2%
##Other Securities                                                                   365,870,166               12.4%
                                                                                 ---------------    ---------------
Total Financials                                                                     387,321,627               13.4%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Energy -- (5.5%)
*#Maverick Tube Corp.                                                  112,300   $     4,273,015                0.2%
 *Oil States International, Inc.                                       125,931         4,289,210                0.2%
 *Spinnaker Exploration Co.                                             85,890         5,606,040                0.2%
 *Superior Energy Services, Inc.                                       193,000         4,201,610                0.2%
##Other Securities                                                                   153,509,430                5.1%
                                                                                 ---------------    ---------------
Total Energy                                                                         171,879,305                5.9%
                                                                                 ---------------    ---------------
Materials -- (4.8%)
  Carpenter Technology Corp.                                            65,900         4,319,745                0.2%
  Chemtura Corp.                                                       504,640         6,080,912                0.2%
  Reliance Steel & Aluminum Co.                                         80,457         5,190,281                0.2%
*#Titanium Metals Corp.                                                 78,200         4,938,330                0.2%
##Other Securities                                                                   130,262,933                4.4%
                                                                                 ---------------    ---------------
Total Materials                                                                      150,792,201                5.2%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.1%)
  Flowers Foods, Inc.                                                  163,437         4,236,287                0.2%
##Other Securities                                                                    93,582,049                3.2%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                                97,818,336                3.4%
                                                                                 ---------------    ---------------
Utilities -- (2.2%)
##Total Utilities                                                                     68,674,142                2.4%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.2%)
 *SBA Communications Corp.                                             223,013         4,112,360                0.2%
##Other Securities                                                                    34,040,389                1.1%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                      38,152,749                1.3%
                                                                                 ---------------    ---------------
Other -- (0.0%)
##Total Other                                                                              6,017                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                2,877,933,009               99.4%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        11,428                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (7.9%)
^^Repurchase Agreement, Merrill Lynch
    Triparty Repo 3.95%, 12/01/05 (Collateralized by
    $235,725,000 U.S. Treasury Note 4.50%, 11/15/10,
    valued at $237,178,167) to be repurchased at
    $232,550,753                                               $       232,525       232,525,240                8.0%

  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by
    $16,422,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $16,093,560) to be repurchased at $15,856,709                    15,855        15,855,000                0.6%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     248,380,240                8.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,747,659,877)                                                         $ 3,126,324,677              108.0%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (91.6%)
Information Technology -- (21.2%)
  Black Box Corp.                                                      133,230   $     6,223,173                0.2%
 *Brightpoint, Inc.                                                    219,693         6,182,161                0.2%
 *Brooks Automation, Inc.                                              516,628         6,643,836                0.2%
 *Genesis Microchip, Inc.                                              264,381         5,922,134                0.2%
  Gevity HR, Inc.                                                      213,668         6,053,214                0.2%
  MTS Systems Corp.                                                    188,648         6,653,615                0.2%
 *Nuance Communications, Inc.                                        1,049,957         6,530,733                0.2%
 *Plexus Corp.                                                         310,089         6,666,914                0.2%
*#Trident Microsystems, Inc.                                           420,600         7,924,104                0.2%
  United Online, Inc.                                                  435,053         6,138,598                0.2%
 *Viasat, Inc.                                                         214,752         5,937,893                0.2%
##Other Securities                                                                   835,849,622               20.8%
                                                                                 ---------------    ---------------
Total Information Technology                                                         906,725,997               23.0%
                                                                                 ---------------    ---------------
Health Care -- (15.7%)
 *American Retirement Corp.                                            243,341         5,991,055                0.2%
 *Aspect Medical Systems, Inc.                                         168,640         6,352,669                0.2%
 *HealthExtras, Inc.                                                   272,191         6,156,960                0.2%
 *Intermagnetics General Corp.                                         207,768         6,947,762                0.2%
 *Radiation Therapy Services, Inc.                                     174,636         6,625,690                0.2%
##Other Securities                                                                   640,103,358               16.0%
                                                                                 ---------------    ---------------
Total Health Care                                                                    672,177,494               17.0%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (15.0%)
*#Conn's, Inc.                                                         182,751         6,178,811                0.2%
*#Genesco, Inc.                                                        153,900         6,102,135                0.2%
 *LKG Corp.                                                            187,071         6,096,644                0.2%
  Oxford Industries, Inc.                                              115,000         6,488,300                0.2%
 *Pantry, Inc.                                                         157,978         6,492,896                0.2%
 *Papa John's International, Inc.                                      120,978         6,588,462                0.2%
 *Select Comfort Corp.                                                 277,644         6,655,127                0.2%
 *ShopKo Stores, Inc.                                                  255,600         7,330,608                0.2%
 *The Dress Barn, Inc.                                                 230,326         7,688,282                0.2%
 *The Sports Authority, Inc.                                           201,900         6,353,793                0.2%
##Other Securities                                                                   575,476,124               14.2%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         641,451,182               16.2%
                                                                                 ---------------    ---------------
Industrials -- (14.5%)
  Cascade Corp.                                                        116,650         5,967,814                0.2%
*#Evergreen Solar, Inc.                                                493,600         5,928,136                0.2%
 *General Cable Corp.                                                  340,700         6,183,705                0.2%
 *Hub Group, Inc. Class A                                              148,794         6,033,597                0.2%
 *Middleby Corp.                                                        97,100         7,612,640                0.2%
*#NCI Building Systems, Inc.                                           147,700         6,432,335                0.2%
  Raven Industries, Inc.                                               356,440        10,921,322                0.3%
 *TeleTech Holdings, Inc.                                              484,051         6,016,754                0.2%
  Valmont Industries, Inc.                                             188,020         6,274,227                0.2%
##Other Securities                                                                   557,423,890               13.8%
                                                                                 ---------------    ---------------
Total Industrials                                                                    618,794,420               15.7%
                                                                                 ---------------    ---------------
Financials -- (11.6%)
 *Argonaut Group, Inc.                                                 211,555         6,727,449                0.2%
  Fidelity Bankshares, Inc.                                            193,261         6,027,811                0.2%
  Glacier Bancorp, Inc.                                                191,721         6,311,455                0.2%
  Harleysville Group, Inc.                                             234,319         6,399,252                0.2%

                                                                                                      PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
  Independent Bank Corp. MI                                            204,572   $     5,967,365                0.2%
  Sterling Bancorp                                                     314,128         6,251,157                0.2%
##Other Securities                                                                   456,969,641               11.3%
                                                                                 ---------------    ---------------
Total Financials                                                                     494,654,130               12.5%
                                                                                 ---------------    ---------------
Energy -- (4.6%)
 *Atlas America, Inc.                                                  108,733         6,147,764                0.2%
 *Dril-Quip, Inc.                                                      136,600         6,966,600                0.2%
 *Parker Drilling Co.                                                  710,300         6,769,159                0.2%
 *TETRA Technologies, Inc.                                             222,950         6,532,435                0.2%
 *W-H Energy Services, Inc.                                            182,900         6,096,057                0.2%
  World Fuel Services Corp.                                            184,200         6,327,270                0.2%
##Other Securities                                                                   156,275,863                3.7%
                                                                                 ---------------    ---------------
Total Energy                                                                         195,115,148                4.9%
                                                                                 ---------------    ---------------
Materials -- (3.4%)
##Total Materials                                                                    147,328,483                3.7%
                                                                                 ---------------    ---------------
Consumer Staples -- (3.1%)
 *Hain Celestial Group, Inc.                                           282,480         6,307,778                0.2%
 *Playtex Products, Inc.                                               476,800         6,675,200                0.2%
##Other Securities                                                                   118,794,402                2.9%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               131,777,380                3.3%
                                                                                 ---------------    ---------------
Utilities -- (1.3%)
Total Utilities                                                                       58,261,796                1.5%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.2%)
 *UbiquiTel, Inc.                                                      661,844         6,472,834                0.2%
##Other Securities                                                                    43,581,486                1.1%
                                                                                 ---------------    ---------------
Total Telecommunication Services                                                      50,054,320                1.3%
                                                                                 ---------------    ---------------
Other -- (0.0%)
##Total Other                                                                             47,876                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                3,916,388,226               99.1%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        39,788                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (8.4%)
^^Repurchase Agreement, Merrill Lynch Triparty
    Repo 3.95%, 12/01/05 (Collateralized by $309,020,000
    U.S. Treasury Note 4.125%, 08/15/08, valued at
    $310,782,627) to be repurchased at $304,717,394            $       304,684       304,683,963                7.7%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $55,823,000 FHLMC Notes
    4.00%, 09/22/09, valued at $54,706,540) to be
    repurchased at $53,903,809                                          53,898        53,898,000                1.4%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     358,581,963                9.1%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,481,067,573)                                                          $ 4,275,009,977              108.2%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
UNITED KINGDOM -- (19.1%)
COMMON STOCKS -- (19.1%)
  Anglo America P.L.C.                                               2,904,256   $    90,895,047                2.1%
  Aviva P.L.C.                                                       2,630,567        31,112,225                0.7%
  BAE Systems P.L.C.                                                 4,091,396        23,856,354                0.5%
  HBOS P.L.C.                                                        1,806,129        27,163,885                0.6%
  O2 P.L.C.                                                         13,616,820        45,956,104                1.1%
  Royal Bank of Scotland Group P.L.C.                                1,466,702        41,713,691                1.0%
  Vodafone Group P.L.C.                                             70,485,499       151,655,651                3.5%
  Other Securities                                                                   457,086,992               10.4%
                                                                                 ---------------    ---------------
TOTAL -- UNITED KINGDOM                                                              869,439,949               19.9%
                                                                                 ---------------    ---------------
JAPAN -- (17.2%)
COMMON STOCKS -- (17.2%)
  Fuji Photo Film Co., Ltd.                                            862,000        27,508,776                0.6%
  Hitachi, Ltd.                                                      5,642,000        38,004,988                0.9%
  Matsushita Electric Industrial Co., Ltd.                           3,676,135        73,890,714                1.7%
  Millea Holdings, Inc.                                                  2,591        42,656,279                1.0%
  Mitsubishi Heavy Industries, Ltd.                                  5,345,000        22,433,214                0.5%
  Mitsui Sumitoma Insurance Co., Ltd.                                2,160,000        24,614,579                0.6%
  Sony Corp.                                                           795,200        29,414,170                0.7%
##Other Securities                                                                   523,815,548               11.9%
                                                                                 ---------------    ---------------
TOTAL -- JAPAN                                                                       782,338,268               17.9%
                                                                                 ---------------    ---------------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
  AXA SA                                                             2,905,543        87,258,040                2.0%
  BNP Paribas SA                                                     1,553,499       122,416,432                2.8%
  Compagnie de Saint-Gobain                                            598,264        34,503,006                0.8%
  LaFarge SA                                                           270,758        23,138,108                0.5%
  Renault SA                                                           379,599        29,501,701                0.7%
  Schneider SA                                                         329,932        28,340,196                0.6%
  Societe Generale Paris                                               293,528        34,807,473                0.8%
  Vivendi Universal SA                                                 712,669        20,565,609                0.5%
##Other Securities                                                                   167,299,299                3.8%
                                                                                 ---------------    ---------------
TOTAL -- FRANCE                                                                      547,829,864               12.5%
                                                                                 ---------------    ---------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Bayer AG                                                             498,853        19,880,984                0.5%
  Bayerische Motoren Werke (BMW) AG                                    575,812        25,301,660                0.6%
  Commerzbank AG                                                     1,007,513        29,701,998                0.7%
  DaimlerChrysler AG                                                 1,734,297        87,430,041                2.0%
  Deutsche Bank AG                                                     781,091        76,167,339                1.7%
 *Unicredito Italiano SpA                                            4,227,440        26,186,541                0.6%
  Volkswagen AG                                                        499,652        26,123,186                0.6%
##Other Securities                                                                   101,076,161                2.3%
                                                                                 ---------------    ---------------
TOTAL -- GERMANY                                                                     391,867,910                9.0%
                                                                                 ---------------    ---------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
  Cie Financiere Richemont AG Series A                               1,251,000        49,327,609                1.1%
  Credit Suisse Group                                                1,756,088        85,187,408                1.9%
  Swiss Life AG                                                        132,137        21,069,321                0.5%
  Swiss Reinsurance Co., Zurich                                        330,715        24,346,586                0.6%
  Zurich Financial SVCS AG                                             167,090        33,954,080                0.8%
##Other Securities                                                                    79,083,910                1.8%
                                                                                 ---------------    ---------------
TOTAL -- SWITZERLAND                                                                 292,968,914                6.7%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
  Aegon NV                                                           2,897,384   $    45,816,897                1.0%
  ING Groep NV                                                       2,646,499        85,495,385                2.0%
  Koninklijke KPN NV                                                 2,458,914        24,273,470                0.6%
  Koninklijke Philips Electronics NV                                 2,056,529        57,313,382                1.3%
  Other Securities                                                                    41,418,748                0.9%
                                                                                 ---------------    ---------------
TOTAL -- NETHERLANDS                                                                 254,317,882                5.8%
                                                                                 ---------------    ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  Commonwealth Bank of Australia                                     1,376,395        42,394,660                1.0%
  National Australia Bank, Ltd.                                      2,257,150        53,772,922                1.2%
##Other Securities                                                                   110,687,615                2.5%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRALIA                                                                   206,855,197                4.7%
                                                                                 ---------------    ---------------
SPAIN -- (4.3%)
COMMON STOCKS -- (4.3%)
  Banco Santander Central Hispanoamerica SA                          2,746,870        34,804,868                0.8%
  Endesa SA                                                          1,557,828        40,416,656                0.9%
  Repsol SA                                                          1,547,213        45,429,184                1.0%
##Other Securities                                                                    74,505,518                1.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  195,156,226                4.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        24,187                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SPAIN                                                                       195,180,413                4.5%
                                                                                 ---------------    ---------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Nordea Bank AB                                                     3,078,600        29,935,626                0.7%
  Other Securities                                                                   109,837,591                2.5%
                                                                                 ---------------    ---------------
TOTAL -- SWEDEN                                                                      139,773,217                3.2%
                                                                                 ---------------    ---------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
  Cheung Kong Holdings, Ltd.                                         2,742,000        28,432,816                0.7%
  Hutchison Whampoa, Ltd.                                            3,827,000        36,225,153                0.8%
##Other Securities                                                                    71,836,591                1.6%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  136,494,560                3.1%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       424,316                0.0%
                                                                                 ---------------    ---------------
TOTAL -- HONG KONG                                                                   136,918,876                3.1%
                                                                                 ---------------    ---------------
ITALY -- (2.1%)
COMMON STOCKS -- (2.1%)
##Other Securities                                                                    97,466,777                2.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         2,612                0.0%
                                                                                 ---------------    ---------------
TOTAL -- ITALY                                                                        97,469,389                2.2%
                                                                                 ---------------    ---------------
IRELAND -- (1.7%)
COMMON STOCKS -- (1.7%)
  CRH P.L.C.                                                         1,243,314        32,801,772                0.8%
  Other Securities                                                                    44,736,899                1.0%
                                                                                 ---------------    ---------------
TOTAL -- IRELAND                                                                      77,538,671                1.8%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
  Danske Bank A.S.                                                     652,453   $    20,964,182                0.5%
  TDC A.S.                                                             430,450        25,785,751                0.6%
##Other Securities                                                                    26,308,624                0.6%
                                                                                 ---------------    ---------------
TOTAL -- DENMARK                                                                      73,058,557                1.7%
                                                                                 ---------------    ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
  Norsk Hydro ASA                                                      290,220        28,980,297                0.7%
##Other Securities                                                                    34,653,740                0.8%
                                                                                 ---------------    ---------------
TOTAL -- NORWAY                                                                       63,634,037                1.5%
                                                                                 ---------------    ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
##Other Securities                                                                    58,248,597                1.3%
                                                                                 ---------------    ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
##Other Securities                                                                    54,602,059                1.3%
                                                                                 ---------------    ---------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
##Other Securities                                                                    28,198,648                0.7%
                                                                                 ---------------    ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                    18,871,744                0.4%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       247,405                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GREECE                                                                       19,119,149                0.4%
                                                                                 ---------------    ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
##Other Securities                                                                    18,305,154                0.4%
                                                                                 ---------------    ---------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
##Other Securities                                                                    17,111,775                0.4%
                                                                                 ---------------    ---------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                    17,087,344                0.4%
                                                                                 ---------------    ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                     4,260,075                0.1%
                                                                                 ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                     1,616,250                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE                              PERCENTAGE
                                                                   AMOUNT                VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $44,376,150 U.S. STRIPS 02/15/09,
    valued at $38,629,239) to be repurchased at $37,871,803    $        37,868   $    37,867,648                0.9%

^^Repurchase Agreement, Deutsche Bank Securities 3.97%,
    12/01/05 (Collateralized by $101,645,000 U.S. Treasury
    Notes, 4.0%, maturities ranging from 06/15/09 to
    03/15/10, valued at $102,000,971) to be repurchased
    at $100,011,028                                                    100,000       100,000,000                2.3%

^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $81,861,287 U.S. STRIPS,
    maturities ranging from 08/15/12 to 02/15/22 valued
    at $45,900,000) to be repurchased at $45,004,963                    45,000        45,000,000                1.0%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $22,309,000 FHLMC Notes
    4.00%, 09/22/09, valued at $21,762,820) to be
    repurchased at $21,541,321                                          21,539        21,539,000                0.5%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     204,406,648                4.7%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,590,355,446)                                                          $ 4,552,146,843              104.2%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (76.3%)
Industrials -- (22.1%)
  Amano Corp.                                                          184,000   $     2,941,600                0.3%
  Japan Steel Works, Ltd.                                              846,000         3,830,379                0.3%
 *JFE Shoji Holdings, Inc.                                             615,000         2,975,323                0.3%
  Nabtesco Corp.                                                       309,000         3,444,838                0.3%
  Nachi-Fujikoshi Corp.                                                604,000         2,923,102                0.3%
  Nissha Printing Co., Ltd.                                            115,000         2,822,239                0.3%
  Okuma Corp.                                                          359,640         3,222,882                0.3%
  Ryobi, Ltd.                                                          447,000         2,728,525                0.2%
 #Sankyu, Inc., Tokyo                                                  730,000         3,304,006                0.3%
 #Shima Seiki Manufacturing Co., Ltd.                                   98,300         2,647,611                0.2%
  Tokyo Leasing Co., Ltd.                                              165,200         2,766,406                0.2%
  Toshiba Machine Co., Ltd.                                            366,000         3,256,933                0.3%
  Tsubakimoto Chain Co.                                                435,000         2,813,591                0.3%
  UFJ Central Leasing Co., Ltd.                                         53,000         2,607,517                0.2%
##Other Securities                                                                   288,467,063               24.9%
                                                                                 ---------------    ---------------
Total Industrials                                                                    330,752,015               28.7%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (17.0%)
 #Avex, Inc.                                                           112,900         2,654,782                0.2%
  Exedy Corp.                                                          129,400         3,460,194                0.3%
  Kanto Auto Works, Ltd.                                               180,600         2,670,203                0.2%
 #Matsuzakaya Co., Ltd.                                                445,077         3,604,909                0.3%
 #Nippon Seiki Co., Ltd.                                               156,000         2,696,201                0.2%
  Nishimatsuya Chain Co., Ltd.                                          89,700         3,514,466                0.3%
 #PanaHome Corp.                                                       408,000         2,601,805                0.2%
 #Resorttrust, Inc.                                                     95,640         3,000,781                0.3%
  Right On Co., Ltd.                                                    76,625         3,788,947                0.3%
  Sanyo Shokai, Ltd.                                                   349,000         2,829,302                0.3%
  Toyo Tire & Rubber Co., Ltd.                                         541,000         2,665,557                0.2%
 #Zenrin Co., Ltd.                                                      95,900         3,204,673                0.3%
##Other Securities                                                                   218,541,972               19.1%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         255,233,792               22.2%
                                                                                 ---------------    ---------------
Information Technology -- (9.2%)
  Canon Electronics, Inc.                                               71,000         2,701,110                0.2%
  Hitachi Information Systems, Ltd.                                    111,400         2,639,940                0.2%
  Hitachi Kokusai Electric, Inc.                                       258,000         2,682,525                0.2%
 #Horiba, Ltd.                                                         100,000         2,791,280                0.2%
 #Trans Cosmos, Inc.                                                    53,800         2,716,896                0.2%
  Uniden Corp.                                                         197,000         3,725,482                0.3%
  Yamatake Corp.                                                       125,700         2,607,363                0.2%
##Other Securities                                                                   118,008,831               10.5%
                                                                                 ---------------    ---------------
Total Information Technology                                                         137,873,427               12.0%
                                                                                 ---------------    ---------------
Materials -- (8.2%)
 #NOF Corp.                                                            523,000         2,641,093                0.2%
 #Sanyo Special Steel Co., Ltd.                                        432,000         3,173,108                0.3%
  Shin-Etsu Polymer Co., Ltd.                                          212,000         2,966,468                0.3%
 #Sumitomo Titanium Corp.                                               39,000         6,285,690                0.5%
##Other Securities                                                                   108,058,424                9.4%
                                                                                 ---------------    ---------------
Total Materials                                                                      123,124,783               10.7%
                                                                                 ---------------    ---------------
Financials -- (8.1%)
  Akita Bank, Ltd.                                                     511,000         2,726,339                0.2%
  Bank of the Ryukyus, Ltd.                                             74,380         2,629,892                0.2%

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
 #Cosmo Securities Co., Ltd.                                         1,099,000   $     2,843,611                0.2%
 #Eighteenth Bank, Ltd.                                                452,000         2,975,582                0.3%
  Kiyo Bank, Ltd.                                                    1,083,000         2,595,515                0.2%
  Minato Bank, Ltd.                                                    965,000         3,146,759                0.3%
  Toho Bank, Ltd.                                                      578,000         2,971,922                0.3%
  Tokai Tokyo Securities Co., Ltd.                                     740,250         3,044,778                0.3%
  Tokyo Tomin Bank, Ltd.                                                70,500         2,617,700                0.2%
  Yamagata Bank, Ltd.                                                  456,000         2,590,785                0.2%
##Other Securities                                                                    92,913,479                8.1%
                                                                                 ---------------    ---------------
Total Financials                                                                     121,056,362               10.5%
                                                                                 ---------------    ---------------
Consumer Staples -- (7.2%)
  Heiwado Co., Ltd.                                                    151,000         2,894,891                0.3%
##Other Securities                                                                   105,087,986                9.1%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                               107,982,877                9.4%
                                                                                 ---------------    ---------------
Health Care -- (3.0%)
  Mochida Pharmaceutical Co., Ltd.                                     330,000         2,794,420                0.2%
 #Topcon Corp.                                                         120,000         3,530,340                0.3%
##Other Securities                                                                    39,305,632                3.5%
                                                                                 ---------------    ---------------
Total Health Care                                                                     45,630,392                4.0%
                                                                                 ---------------    ---------------
Energy -- (0.9%)
##Total Energy                                                                        12,769,140                1.1%
                                                                                 ---------------    ---------------
Telecommunication Services -- (0.6%)
Total Telecommunication Services                                                       8,319,176                0.7%
                                                                                 ---------------    ---------------
Other -- (0.0%)
Total Other                                                                              482,705                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                1,143,224,669               99.3%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (23.7%)
^^ Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
     (Collateralized by $6,953,924 U.S. STRIPS 02/15/09,
     valued at $6,053,359) to be repurchased at $5,934,666     $         5,934         5,934,015                0.5%

^^ Repurchase Agreement, Deutsche Bank Securities 3.97%,
     12/01/05 (Collateralized by $14,399,000 U.S. Treasury
     Bond 9.00%, 11/15/18, valued at $20,401,357) to be
     repurchased at $20,002,206                                         20,000        20,000,000                1.8%

^^ Repurchase Agreement, Mizuho Securities USA 3.97%,
     12/01/05 (Collateralized by $565,609,575 U.S. STRIPS,
     rates ranging from 0% to 8.875%, maturities ranging
     from 02/15/06 to 05/15/30, valued at $331,500,790)
     to be repurchased at $325,035,840                                 325,000       325,000,000               28.2%

   Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
     12/01/05 (Collateralized by $4,863,000 FHLMC Notes
     4.00%, 09/22/09, valued at $4,765,740) to be
     repurchased at $4,695,506                                           4,695         4,695,000                0.4%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     355,629,015               30.9%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,327,263,759)                                                         $ 1,498,853,684              130.2%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      THE ASIA PACIFIC SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
  AUSTRALIA -- (44.8%)
COMMON STOCKS -- (44.7%)
 #ABB Grain, Ltd.                                                      389,031   $     2,064,717                0.5%
  ABC Learning Centres, Ltd.                                           729,584         3,903,855                1.0%
 #Adelaide Bank, Ltd.                                                  284,576         2,779,126                0.7%
  Adelaide Brighton, Ltd.                                            1,513,416         2,288,398                0.6%
  Arrow Pharmaceuticals, Ltd.                                          787,475         1,702,702                0.4%
#*Austar United Communications, Ltd.                                 3,280,450         2,807,461                0.7%
  Australian Pharmaceutical Industries, Ltd.                           717,359         1,710,269                0.4%
  Australian Pipeline Trust                                            752,465         2,161,220                0.6%
 #Bank of Queensland, Ltd.                                             270,041         2,945,540                0.8%
  Bendigo Bank, Ltd.                                                   367,307         3,249,490                0.8%
 #Centennial Coal, Ltd.                                                738,486         2,175,134                0.6%
 #Coates Hire, Ltd.                                                    686,393         2,613,691                0.7%
  Corporate Express Australia, Ltd.                                    479,055         2,157,286                0.6%
 #Envestra, Ltd.                                                     2,038,400         1,736,178                0.4%
 #Excel Coal, Ltd.                                                     552,310         2,682,663                0.7%
  FKP, Ltd.                                                            496,336         1,720,561                0.4%
 #Flight Centre, Ltd.                                                  263,233         1,937,141                0.5%
#*Fortescue Metals Group, Ltd.                                         591,213         2,152,535                0.6%
  Futuris Corp., Ltd.                                                1,834,464         2,663,562                0.7%
 #Great Southern Plantations, Ltd.                                     834,289         1,944,329                0.5%
 #Gunns, Ltd.                                                          921,934         1,995,132                0.5%
#*Hardman Resources, Ltd.                                            1,706,925         2,381,887                0.6%
  Healthscope, Ltd.                                                    517,334         2,296,002                0.6%
 #Jones (David), Ltd.                                                1,190,508         2,120,094                0.5%
 #Jubilee Mines NL                                                     358,412         1,908,425                0.5%
 #MacArthur Coal, Ltd.                                                 482,490         1,898,769                0.5%
 #Nufarm, Ltd.                                                         287,774         2,423,310                0.6%
#*Oxiana, Ltd.                                                       3,013,469         3,073,919                0.8%
  Pacific Brands, Ltd.                                               1,312,211         2,770,956                0.7%
#*Paladin Resources, Ltd.                                            1,233,382         1,906,368                0.5%
  Paperlinx, Ltd.                                                    1,465,430         3,690,921                0.9%
  Primary Health Care, Ltd.                                            327,067         2,676,640                0.7%
  Ramsay Health Care, Ltd.                                             425,740         3,089,485                0.8%
  Reece Australia, Ltd.                                                251,463         2,702,427                0.7%
  Seven Network, Ltd.                                                  354,582         2,137,885                0.5%
  SFE Corp., Ltd.                                                      334,655         3,287,848                0.8%
 #Sigma Co., Ltd.                                                      375,345         3,778,026                1.0%
  Sims Group, Ltd.                                                     150,718         1,893,092                0.5%
  Smorgon Steel Group, Ltd.                                          2,267,594         2,445,189                0.6%
 #Spotless Group, Ltd.                                                 541,495         1,924,987                0.5%
 #Ten Network Holdings, Ltd.                                         1,081,877         2,757,564                0.7%
  Transfield Services, Ltd.                                            444,810         2,589,383                0.7%
  United Group, Ltd.                                                   326,858         2,729,995                0.7%
##Other Securities                                                                   108,217,992               27.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  214,092,154               54.1%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                       492,556                0.1%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        43,053                0.0%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRALIA                                                                   214,627,763               54.2%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
HONG KONG -- (20.4%)
COMMON STOCKS -- (20.4%)
  Giordano International, Ltd.                                       2,992,000   $     1,686,601                0.4%
  Hengan International Group Co., Ltd.                               1,800,000         1,888,835                0.5%
##Other Securities                                                                    94,137,658               23.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   97,713,094               24.7%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         5,849                0.0%
                                                                                 ---------------    ---------------
TOTAL -- HONG KONG                                                                    97,718,943               24.7%
                                                                                 ---------------    ---------------
SINGAPORE -- (12.0%)
COMMON STOCKS -- (12.0%)
  Jaya Holdings, Ltd.                                                2,733,000         2,004,320                0.5%
  Jurong Technologies Industrial Corp., Ltd.                         1,446,000         1,723,958                0.4%
  Straits Trading Co., Ltd.                                          1,117,200         1,861,008                0.5%
##Other Securities                                                                    51,687,186               13.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   57,276,472               14.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                       104,029                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SINGAPORE                                                                    57,380,501               14.5%
                                                                                 ---------------    ---------------
NEW ZEALAND -- (4.6%)
COMMON STOCKS -- (4.6%)
  New Zealand Refining Co., Ltd.                                       812,890         3,259,449                0.8%
  Waste Management NZ, Ltd.                                            430,471         1,888,981                0.5%
##Other Securities                                                                    16,729,738                4.2%
                                                                                 ---------------    ---------------
TOTAL -- NEW ZEALAND                                                                  21,878,168                5.5%
                                                                                 ---------------    ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         3,624                0.0%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
 *Other Securities                                                                         1,041                0.0%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                          4,665                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (18.2%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $7,750,692 U.S. STRIPS, 11/15/10,
    valued at $6,291,152) to be repurchased at $6,167,796      $         6,167         6,167,119                1.6%

^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $126,174,227 U.S. STRIPS,
    maturities ranging from 08/15/06 to 02/15/23, valued
    at $81,600,000) to be repurchased at $80,008,822                    80,000        80,000,000               20.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $956,000 FHLMC Notes 4.00%,
    09/22/09, valued at $936,880) to be repurchased
    at $923,099                                                            923           923,000                0.2%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                      87,090,119               22.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $455,406,254)                                                              $   478,700,159              120.9%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (98.9%)
Industrials -- (30.3%)
  Aggreko P.L.C.                                                       873,478   $     3,828,696                0.6%
  Atkins (WS) P.L.C.                                                   335,639         4,270,593                0.7%
*#Avis Europe P.L.C.                                                 3,154,308         3,776,944                0.6%
  Bodycote International P.L.C.                                      1,028,769         3,892,465                0.6%
  Carillion P.L.C.                                                     704,258         3,662,774                0.6%
 *Charter P.L.C.                                                       535,144         4,576,793                0.7%
 *Cookson Group P.L.C.                                                 622,740         4,114,497                0.6%
  Davis Service Group P.L.C.                                           543,317         4,272,788                0.7%
  De La Rue P.L.C.                                                     570,550         4,147,113                0.6%
 *Easyjet P.L.C.                                                     1,068,671         6,067,388                0.9%
  FKI P.L.C.                                                         1,814,803         3,542,333                0.6%
  Forth Ports P.L.C.                                                   147,272         3,722,726                0.6%
  Go-Ahead Group P.L.C.                                                150,627         4,018,169                0.6%
  Homeserve P.L.C.                                                     214,834         4,357,649                0.7%
 *Invensys P.L.C.                                                   13,306,332         4,016,805                0.6%
  Laing (John) P.L.C.                                                  788,527         3,938,244                0.6%
  Michael Page International P.L.C.                                  1,123,179         4,964,627                0.8%
 *Morgan Crucible Company P.L.C.                                     1,125,473         4,455,972                0.7%
 *Regus Group P.L.C.                                                 3,183,469         5,203,516                0.8%
  SIG P.L.C.                                                           417,391         5,148,649                0.8%
  Spirax-Sarco Engineering P.L.C.                                      260,136         3,890,689                0.6%
  Ultra Electronics Holdings P.L.C.                                    226,846         3,561,602                0.6%
  VT Group P.L.C.                                                      590,699         3,916,836                0.6%
  Weir Group P.L.C.                                                    689,632         4,448,188                0.7%
  Other Securities                                                                    94,101,066               14.4%
                                                                                 ---------------    ---------------
Total Industrials                                                                    195,897,122               30.3%
                                                                                 ---------------    ---------------
Consumer Discretionary -- (21.2%)
  Bellway P.L.C.                                                       356,982         6,340,393                1.0%
  Bovis Homes Group P.L.C.                                             375,474         4,701,650                0.7%
  First Choice Holidays P.L.C.                                       1,254,193         4,632,978                0.7%
  Greene King P.L.C.                                                   453,242         5,436,272                0.8%
  Pendragon P.L.C.                                                     430,171         3,589,718                0.6%
  Redrow P.L.C.                                                        501,817         4,212,449                0.7%
  Smith (WH) P.L.C.                                                    586,196         3,955,463                0.6%
##Other Securities                                                                   104,219,829               16.1%
                                                                                 ---------------    ---------------
Total Consumer Discretionary                                                         137,088,752               21.2%
                                                                                 ---------------    ---------------
Financials -- (16.2%)
  Brixton P.L.C.                                                       952,536         6,638,820                1.0%
  Capital & Regional P.L.C.                                            261,206         3,755,888                0.6%
  Collins Stewart Tullett P.L.C.                                       407,502         4,077,132                0.6%
  Derwent Valley Holdings P.L.C.                                       219,683         5,272,331                0.8%
  Great Portland Estates P.L.C.                                        702,027         4,833,859                0.8%
  Hiscox P.L.C.                                                      1,522,744         5,676,541                0.9%
  Jardine Lloyd Thompson Group P.L.C.                                  577,063         4,871,043                0.8%
  London Merchant Securities P.L.C.                                  1,367,187         5,543,138                0.9%
  Other Securities                                                                    64,306,285                9.8%
                                                                                 ---------------    ---------------
Total Financials                                                                     104,975,037               16.2%
                                                                                 ---------------    ---------------
Information Technology -- (9.5%)
  Halma P.L.C.                                                       1,415,413         4,146,413                0.6%
  Spectris P.L.C.                                                      470,110         4,992,698                0.8%
  Other Securities                                                                    52,393,472                8.1%
                                                                                 ---------------    ---------------
Total Information Technology                                                          61,532,583                9.5%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
Energy -- (7.3%)
  Burren Energy P.L.C.                                                 421,226   $     6,591,322                1.0%
 *Dana Petroleum P.L.C.                                                261,198         4,169,082                0.6%
  Paladin Resources P.L.C.                                           1,038,531         6,380,904                1.0%
  Wood Group (John) P.L.C.                                           1,407,609         4,940,744                0.8%
  Other Securities                                                                    24,865,993                3.9%
                                                                                 ---------------    ---------------
Total Energy                                                                          46,948,045                7.3%
                                                                                 ---------------    ---------------
Consumer Staples -- (5.3%)
  Dairy Crest Group P.L.C.                                             411,682         3,563,451                0.6%
  Northern Foods P.L.C.                                              1,742,847         4,619,707                0.7%
  Wolverhampton & Dudley Breweries P.L.C.                              246,522         5,317,861                0.8%
  Other Securities                                                                    20,962,869                3.2%
                                                                                 ---------------    ---------------
Total Consumer Staples                                                                34,463,888                5.3%
                                                                                 ---------------    ---------------
Health Care -- (4.2%)
  Isoft Group P.L.C.                                                   737,364         4,852,158                0.8%
##Other Securities                                                                    22,244,288                3.4%
                                                                                 ---------------    ---------------
Total Health Care                                                                     27,096,446                4.2%
                                                                                 ---------------    ---------------
Materials -- (3.6%)
  Croda International P.L.C.                                           451,631         3,514,436                0.6%
  Other Securities                                                                    19,934,437                3.0%
                                                                                 ---------------    ---------------
Total Materials                                                                       23,448,873                3.6%
                                                                                 ---------------    ---------------
Telecommunication Services -- (1.3%)
##Total Telecommunication Services                                                     8,616,875                1.3%
                                                                                 ---------------    ---------------
Other -- (0.0%)
Total Other                                                                               66,172                0.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  640,133,793               98.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.1%)
 *Other Securities                                                                       341,648                0.1%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
   (Collateralized by $5,882,396 U.S. STRIPS, 05/15/11,
    valued at $4,647,015) to be repurchased at $4,555,897      $         4,555         4,555,397                0.7%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,121,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,078,580) to be
    repurchased at $2,047,221                                            2,047         2,047,000                0.3%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                       6,602,397                1.0%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $519,429,840)                                                           $   647,077,838              100.0%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SWITZERLAND -- (14.0%)
COMMON STOCKS -- (13.9%)
 *Actelion, Ltd.                                                        51,203   $     4,985,032                0.5%
 *Converium Holding AG                                                 415,436         3,985,338                0.4%
 *Fischer (Georg) AG, Schaffhausen                                      10,581         3,404,824                0.3%
 #Kudelski SA                                                          106,944         3,245,002                0.3%
  Kuoni Reisen Holding AG                                                8,800         3,410,157                0.3%
  Phonak Holding AG                                                    125,848         5,349,222                0.5%
 *PSP Swiss Property AG                                                145,267         6,189,176                0.6%
  Rieters Holdings AG                                                   13,476         3,868,189                0.4%
  Sig Holding AG                                                        18,251         3,812,194                0.4%
 *Sika Finanz AG, Baar                                                   6,399         4,825,811                0.5%
  Sulzer AG, Winterthur                                                 11,528         5,547,000                0.6%
*#Unaxis Holding AG                                                     27,910         3,915,838                0.4%
 #Valiant Holding AG                                                    49,473         4,307,006                0.4%
##Other Securities                                                                    98,487,133               10.2%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  155,331,922               15.8%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities                                                                       755,963                0.1%
                                                                                 ---------------    ---------------
TOTAL -- SWITZERLAND                                                                 156,087,885               15.9%
                                                                                 ---------------    ---------------
FRANCE -- (12.6%)
COMMON STOCKS -- (12.5%)
 #Electricite de Strasbourg                                             23,784         3,543,776                0.4%
  Fimalac SA                                                           111,143         7,072,115                0.7%
 #NRJ Group                                                            143,499         3,212,125                0.3%
  SCOR SA                                                            2,575,766         5,199,151                0.5%
 #Somfy SA                                                              22,900         4,645,221                0.5%
 #Taittinger SA                                                         12,700         5,043,257                0.5%
##Other Securities                                                                   111,016,958               11.3%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                  139,732,603               14.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.1%)
 *Other Securities                                                                       453,468                0.1%
                                                                                 ---------------    ---------------
TOTAL -- FRANCE                                                                      140,186,071               14.3%
                                                                                 ---------------    ---------------
GERMANY -- (10.5%)
COMMON STOCKS -- (10.5%)
  Bilfinger & Berger Bau AG                                             77,023         3,448,410                0.4%
  K & S Aktiengesellschaft AG                                           55,500         3,509,509                0.4%
  Leoni AG                                                             112,500         3,553,975                0.4%
*#Qiagen NV                                                            386,783         4,371,835                0.5%
  Stada Arzneimittel AG                                                139,858         4,471,945                0.5%
  United Internet AG                                                    92,804         3,299,828                0.3%
##Other Securities                                                                    94,378,349                9.4%
                                                                                 ---------------    ---------------
TOTAL -- GERMANY                                                                     117,033,851               11.9%
                                                                                 ---------------    ---------------
SWEDEN -- (7.3%)
COMMON STOCKS -- (7.3%)
 *Boliden AB                                                           613,400         3,838,160                0.4%
 *Capio AB                                                             183,100         3,225,193                0.3%
  Castellum AB                                                          94,000         3,419,904                0.4%
  Trelleborg AB Series B                                               202,600         3,354,580                0.4%
##Other Securities                                                                    67,820,461                6.8%
                                                                                 ---------------    ---------------
TOTAL -- SWEDEN                                                                       81,658,298                8.3%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
NETHERLANDS -- (7.2%)
COMMON STOCKS -- (7.2%)
  Aalberts Industries NV                                                64,707   $     3,236,246                0.3%
  Boskalis Westminster NV                                               65,442         3,775,311                0.4%
  Buhrmann NV                                                          252,113         3,330,049                0.3%
 #Getronics NV                                                         341,904         4,110,904                0.4%
*#Hagemeyer NV                                                       1,576,607         4,356,507                0.4%
  Koninklijke Bam Groep NV                                              52,841         4,719,781                0.5%
  Nutreco Holding NV                                                    82,141         3,530,222                0.4%
  Oce NV                                                               247,116         3,517,749                0.4%
  Stork NV                                                              86,944         3,269,210                0.3%
##Other Securities                                                                    46,693,953                4.8%
                                                                                 ---------------    ---------------
TOTAL -- NETHERLANDS                                                                  80,539,932                8.2%
                                                                                 ---------------    ---------------
ITALY -- (6.0%)
COMMON STOCKS -- (6.0%)
*#Valentino Fashion Group SpA                                          138,000         3,322,386                0.4%
##Other Securities                                                                    63,884,359                6.4%
                                                                                 ---------------    ---------------
TOTAL -- ITALY                                                                        67,206,745                6.8%
                                                                                 ---------------    ---------------
GREECE -- (4.6%)
COMMON STOCKS -- (4.6%)
  Bank of Greece                                                        43,172         4,791,763                0.5%
  Motor Oil (Hellas) Corinth Refineries S.A.                           343,240         7,461,653                0.8%
  Other Securities                                                                    39,388,652                4.0%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   51,642,068                5.3%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities                                                                        13,031                0.0%
                                                                                 ---------------    ---------------
TOTAL -- GREECE                                                                       51,655,099                5.3%
                                                                                 ---------------    ---------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #Tomra Systems ASA                                                    461,928         3,227,340                0.3%
##Other Securities                                                                    39,733,889                4.1%
                                                                                 ---------------    ---------------
TOTAL -- NORWAY                                                                       42,961,229                4.4%
                                                                                 ---------------    ---------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
  East Asiatic Co., Ltd.                                                37,723         3,410,364                0.4%
##Other Securities                                                                    39,054,706                3.9%
                                                                                 ---------------    ---------------
TOTAL -- DENMARK                                                                      42,465,070                4.3%
                                                                                 ---------------    ---------------
SPAIN -- (3.8%)
COMMON STOCKS -- (3.8%)
##Other Securities                                                                    42,317,985                4.3%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        30,470                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SPAIN                                                                        42,348,455                4.3%
                                                                                 ---------------    ---------------
FINLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
##Other Securities                                                                    41,852,519                4.3%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
  Ackermans & Van Haaren SA                                             67,862   $     3,806,580                0.4%
  Bekaert SA                                                            41,401         3,266,927                0.3%
##Other Securities                                                                    33,814,041                3.5%
                                                                                 ---------------    ---------------
TOTAL -- BELGIUM                                                                      40,887,548                4.2%
                                                                                 ---------------    ---------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
  DCC P.L.C.                                                           197,116         3,544,124                0.4%
  IAWS Group P.L.C.                                                    275,215         3,865,697                0.4%
  Other Securities                                                                    23,928,249                2.4%
                                                                                 ---------------    ---------------
TOTAL -- IRELAND                                                                      31,338,070                3.2%
                                                                                 ---------------    ---------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
*#Betandwin.com Interactive Entertainment AG                            40,984         3,408,489                0.4%
  Boehler-Uddeholm AG                                                   26,152         4,255,087                0.4%
 *CA Immobilien Anlagen AG                                             134,542         3,339,606                0.3%
##Other Securities                                                                    18,648,126                1.9%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   29,651,308                3.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           497                0.0%
                                                                                 ---------------    ---------------
TOTAL -- AUSTRIA                                                                      29,651,805                3.0%
                                                                                 ---------------    ---------------
PORTUGAL -- (1.1%)
COMMON STOCKS -- (1.1%)
##Other Securities                                                                    11,897,160                1.2%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (12.3%)
^^Repurchase Agreement, Bear Stearns 3.95%, 12/01/05
    (Collateralized by $17,189,638 U.S. STRIPS, 02/15/09,
     valued at $14,963,503) to be repurchased at
     $14,670,100                                               $        14,668        14,668,491                1.5%

^^Repurchase Agreement, Mizuho Securities USA 3.97%,
    12/01/05 (Collateralized by $188,974,833 U.S. STRIPS,
    rates ranging from 0% to 6.25%, maturities ranging
    from 11/15/06 to 08/15/23, valued at $122,400,001)
    to be repurchased at $120,013,233                                  120,000       120,000,000               12.2%

  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,149,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,106,020) to be
    repurchased at $2,074,224                                            2,074         2,074,000                0.2%
                                                                                 ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                                     136,742,491               13.9%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $838,397,270)                                                            $ 1,114,512,228              113.5%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                              THE EMERGING MARKETS SERIES
                         SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                   NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SOUTH KOREA -- (12.3%)
COMMON STOCKS -- (12.3%)
  Hyundai Motor Co., Ltd.                                              122,979   $    10,090,681                0.5%
  Kookmin Bank                                                         155,185        10,202,231                0.5%
  Korea Electric Power Corp.                                           495,290        16,521,391                0.9%
  POSCO                                                                 46,060         9,186,472                0.5%
  Samsung Electronics Co., Ltd.                                         75,768        43,582,363                2.4%
  SK Telecom Co., Ltd.                                                  56,085        10,537,483                0.6%
  Other Securities                                                                   126,840,961                6.9%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                 226,961,582               12.3%
                                                                                 ---------------    ---------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
  America Movil S.A. de C.V. Series L                               32,693,100        46,823,877                2.5%
 *America Telecom S.A. de C.V. Series A                              5,129,240        23,321,353                1.3%
  Cementos de Mexico S.A. de C.V. Series B                           3,223,410        18,130,727                1.0%
  Grupo Modelo S.A. de C.V. Series C                                 2,602,300         8,787,723                0.5%
  Grupo Televisa S.A. (Certificate Representing
    Series A, Series D & Series L)                                   2,117,800         8,385,341                0.5%
  Telefonos de Mexico S.A. de C.V.                                  18,366,800        20,494,544                1.1%
  Wal-Mart de Mexico S.A. de C.V. Series V                           5,494,302        29,821,304                1.6%
  Other Securities                                                                    68,494,928                3.6%
                                                                                 ---------------    ---------------
TOTAL -- MEXICO                                                                      224,259,797               12.1%
                                                                                 ---------------    ---------------
SOUTH AFRICA -- (11.2%)
COMMON STOCKS -- (11.2%)
  Anglo American Platinum Corp., Ltd.                                  356,886        23,505,461                1.3%
  Anglogold, Ltd.                                                      370,434        15,691,373                0.8%
  Firstrand, Ltd.                                                    7,111,772        17,352,779                0.9%
  MTN Group, Ltd.                                                    1,716,526        14,277,502                0.8%
  Old Mutual PLC                                                     3,762,319         9,739,915                0.5%
  Standard Bank Group, Ltd.                                          1,271,196        13,429,585                0.7%
  Telkom SA, Ltd.                                                      807,542        16,232,378                0.9%
  Other Securities                                                                    98,002,301                5.3%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                208,231,294               11.2%
                                                                                 ---------------    ---------------
TAIWAN -- (11.2%)
COMMON STOCKS -- (11.2%)
  Cathay Financial Holdings Co., Ltd.                                7,369,529        13,328,133                0.7%
  Hon Hai Precision Industry Co., Ltd.                               3,195,839        16,208,647                0.9%
  Taiwan Semiconductor Manufacturing Co., Ltd.                      19,939,093        35,441,693                1.9%
  Other Securities                                                                   142,439,631                7.7%
                                                                                 ---------------    ---------------
TOTAL -- TAIWAN                                                                      207,418,104               11.2%
                                                                                 ---------------    ---------------
BRAZIL -- (11.1%)
PREFERRED STOCKS -- (9.5%)
  Banci Itau Holding Financeira SA                                     868,000        22,059,451                1.2%
  Banco Bradesco SA                                                    802,158        24,627,179                1.3%
  Investimentos Itau SA                                              3,300,893        11,310,071                0.6%
  Telecomunicacoes de Sao Paulo SA                                     621,100        12,951,915                0.7%
  Vale do Rio Doce Series A                                            926,880        35,316,925                1.9%
  Other Securities                                                                    69,945,544                3.8%
                                                                                 ---------------    ---------------
TOTAL PREFERRED STOCKS                                                               176,211,085                9.5%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
COMMON STOCKS -- (1.6%)
 *Cia Siderurgica Belgo-Mineira                                     17,706,909   $    10,679,593                0.6%
  Other Securities                                                                    19,549,406                1.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   30,228,999                1.7%
                                                                                 ---------------    ---------------
TOTAL -- BRAZIL                                                                      206,440,084               11.2%
                                                                                 ---------------    ---------------
INDIA -- (9.3%)
COMMON STOCKS -- (9.3%)
  Hindustan Lever, Ltd.                                              2,551,551        10,090,314                0.6%
  Infosys Technologies, Ltd.                                           312,438        18,233,541                1.0%
    ITC, Ltd.                                                        3,050,405         8,923,534                0.5%
 *Reliance Industries, Ltd.                                          1,721,955        31,126,107                1.7%
  Other Securities                                                                   103,362,567                5.5%
                                                                                 ---------------    ---------------
TOTAL -- INDIA                                                                       171,736,063                9.3%
                                                                                 ---------------    ---------------
TURKEY -- (5.4%)
COMMON STOCKS -- (5.4%)
  Akbank T.A.S.                                                      2,717,997        21,399,406                1.1%
 *Turkiye Garanti Bankasi A.S.                                       3,958,349        13,180,074                0.7%
  Turkiye Is Bankasi A.S.                                            2,403,571        20,525,736                1.1%
  Other Securities                                                                    45,305,662                2.5%
                                                                                 ---------------    ---------------
TOTAL -- TURKEY                                                                      100,410,878                5.4%
                                                                                 ---------------    ---------------
MALAYSIA -- (5.2%)
COMMON STOCKS -- (5.2%)
  Malayan Banking Berhad                                             2,815,700         8,347,231                0.5%
  Tenaga Nasional Berhad                                             3,662,800         9,508,854                0.5%
  Other Securities                                                                    78,682,477                4.2%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                     96,538,562                5.2%
                                                                                 ---------------    ---------------
ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
  Bank Hapoalim, Ltd.                                                2,309,640        10,015,998                0.5%
  Bank Leumi Le-Israel                                               2,802,069        10,059,225                0.5%
  Israel Chemicals, Ltd.                                             2,410,526         8,854,721                0.5%
  Teva Pharmaceutical Industries, Ltd.                                 418,280        17,043,485                0.9%
  Other Securities                                                                    37,369,749                2.1%
                                                                                 ---------------    ---------------
TOTAL -- ISRAEL                                                                       83,343,178                4.5%
                                                                                 ---------------    ---------------
UNITED STATES -- (3.4%)
COMMON STOCKS -- (3.4%)
  Banco Santander Chile Sponsored ADR                                  295,998        12,801,914                0.7%
  Empresa Nacional de Electricidad SA ADR                              514,018        15,399,979                0.8%
  Other Securities                                                                    35,167,750                1.9%
                                                                                 ---------------    ---------------
TOTAL -- UNITED STATES                                                                63,369,643                3.4%
                                                                                 ---------------    ---------------
INDONESIA -- (2.9%)
COMMON STOCKS -- (2.9%)
  PT Telekomunikasi Indonesia (Persero) Tbk                         37,153,640        20,420,317                1.1%
  Other Securities                                                                    33,152,907                1.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   53,573,224                2.9%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                           698                0.0%
                                                                                 ---------------    ---------------
TOTAL -- INDONESIA                                                                    53,573,922                2.9%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                   SHARES            VALUE++        OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
THAILAND -- (2.7%)
COMMON STOCKS -- (2.7%)
  Advance Info Service Public Co., Ltd. (Foreign)                    5,982,000   $    14,358,540                0.8%
  Other Securities                                                                    35,582,502                1.9%
                                                                                 ---------------    ---------------
TOTAL -- THAILAND                                                                     49,941,042                2.7%
                                                                                 ---------------    ---------------
HUNGARY -- (2.4%)
COMMON STOCKS -- (2.4%)
  Gedeon Richter, Ltd.                                                  46,937         8,371,552                0.4%
  Magyar olaj-Es Gazipari RT                                           168,429        15,945,310                0.9%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                        386,220        12,693,579                0.7%
  Other Securities                                                                     7,813,870                0.4%
                                                                                 ---------------    ---------------
TOTAL -- HUNGARY                                                                      44,824,311                2.4%
                                                                                 ---------------    ---------------
POLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities                                                                    43,000,389                2.3%
                                                                                 ---------------    ---------------
PHILIPPINES -- (2.1%)
COMMON STOCKS -- (2.1%)
  Philippine Long Distance Telephone Co.                               347,030        11,116,095                0.6%
  Other Securities                                                                    27,457,668                1.5%
                                                                                 ---------------    ---------------
TOTAL -- PHILIPPINES                                                                  38,573,763                2.1%
                                                                                 ---------------    ---------------
ARGENTINA -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                    19,647,604                1.1%
                                                                                 ---------------    ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                    11,715,961                0.6%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS  -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05
   (Collateralized by $3,690,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $3,616,200) to be repurchased at $3,562,384      $         3,562         3,562,000                0.2%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,192,307,138)                                                          $ 1,853,548,177              100.1%
                                                                                 ===============    ===============

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SOUTH KOREA -- (13.2%)
COMMON STOCKS -- (13.2%)
  Daewoo International Corp.                                            73,740   $     1,696,699                0.3%
 *Daewoo Securities Co., Ltd.                                          179,550         2,710,475                0.5%
  Doosan Heavy Industries & Construction Co., Ltd.                      60,280         1,728,812                0.3%
  Han Wha Corp.                                                         66,990         1,639,570                0.3%
  Korean Air Co., Ltd.                                                  61,380         1,614,816                0.3%
  Woori Investment & Securities Co., Ltd.                              109,610         2,277,701                0.4%
  Other Securities                                                                    60,307,914               11.1%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH KOREA                                                                  71,975,987               13.2%
                                                                                 ---------------    ---------------
BRAZIL -- (12.6%)
PREFERRED STOCKS -- (11.8%)
  Companhia Paranaense de Energia-Copel Series B                   454,100,000         3,936,152                0.7%
 *Electropaulo Metropolitana SA                                     62,970,000         2,857,726                0.5%
 *Embratel Participacoes SA                                      1,086,900,000         2,954,632                0.5%
 *Gol Linhas Aereas Inteligentes SA                                     86,900         2,006,962                0.4%
  Klabin SA                                                          1,517,000         2,960,336                0.6%
  Lojas Americanas SA                                              117,290,369         3,257,622                0.6%
  Metalurgica Gerdau SA                                                175,553         3,378,011                0.6%
 *Net Servicos de Comunicacao SA                                     5,855,439         2,604,189                0.5%
  Perdigao SA NPV                                                       85,700         2,706,930                0.5%
  Sadia SA                                                           1,033,000         2,854,990                0.5%
  Suzano Bahia Sul Papel e Celullose SA                                366,142         2,110,281                0.4%
  Tele Celular Sul Participacoes SA                              1,691,540,950         4,344,961                0.8%
  Ultrapar Participacoes SA                                            144,030         2,320,429                0.4%
  Weg SA                                                             1,251,300         4,287,413                0.8%
  Other Securities                                                                    21,766,960                4.0%
                                                                                 ---------------    ---------------
TOTAL PREFERRED STOCKS                                                                64,347,594               11.8%
                                                                                 ---------------    ---------------
COMMON STOCKS -- (0.8%)
  Copesul Companhia Petroquimica do Sul                                252,100         3,661,085                0.7%
  Other Securities                                                                       852,161                0.1%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                    4,513,246                0.8%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                         6,706                0.0%
                                                                                 ---------------    ---------------
TOTAL -- BRAZIL                                                                       68,867,546               12.6%
                                                                                 ---------------    ---------------
SOUTH AFRICA -- (12.5%)
COMMON STOCKS -- (12.5%)
 *African Rainbow Minerals, Ltd.                                       444,023         2,776,408                0.5%
  Alexander Forbes, Ltd.                                               832,141         1,808,264                0.3%
  Aspen Pharmacare Holdings, Ltd.                                      316,873         1,604,803                0.3%
  Ellerine Holdings, Ltd.                                              184,043         1,690,911                0.3%
  Highveld Steel & Vanadilum Corp., Ltd.                               216,434         2,800,780                0.5%
  Investec, Ltd.                                                        61,734         2,462,848                0.5%
  Medi-Clinic Corp., Ltd.                                              617,363         1,927,831                0.4%
  Reunert, Ltd.                                                        278,728         2,190,746                0.4%
  Shoprite Holdings, Ltd.                                              676,148         1,765,758                0.3%
 *Sun International, Ltd.                                              138,482         1,603,758                0.3%
  Tongaat-Hulett Group, Ltd.                                           217,929         2,535,928                0.5%
  Other Securities                                                                    44,789,663                8.2%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   67,957,698               12.5%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
*Other Securities                                                                $       149,174                0.0%
                                                                                 ---------------    ---------------
TOTAL -- SOUTH AFRICA                                                                 68,106,872               12.5%
                                                                                 ---------------    ---------------
TAIWAN -- (12.3%)
COMMON STOCKS -- (12.3%)
  Other Securities                                                                    67,173,006               12.3%
                                                                                 ---------------    ---------------
INDIA -- (9.7%)
COMMON STOCKS -- (9.7%)
  Other Securities                                                                    52,951,955                9.7%
                                                                                 ---------------    ---------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
  Other Securities                                                                    39,880,662                7.3%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   39,880,662                7.3%
                                                                                 ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
*Other Securities                                                                          4,791                0.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
*Other Securities                                                                          2,416                0.0%
                                                                                 ---------------    ---------------
TOTAL -- MALAYSIA                                                                     39,887,869                7.3%
                                                                                 ---------------    ---------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
  Consorcio Ara S.A. de C.V.                                         1,015,200         4,231,202                0.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B              2,191,700         3,238,659                0.6%
 *Corporacion Geo S.A. de C.V. Series B                              1,468,700         5,033,396                0.9%
 *Corporacion Interamericana de Entramiento S.A.de C.V.
    Series B                                                           843,872         1,962,400                0.4%
  Embotelladora Arca S.A. de C.V., Mexico                            1,658,900         3,651,874                0.7%
 *Empresas ICA Sociedad Controladora S.A. de C.V.                    6,492,650         2,706,040                0.5%
  Gruma S.A. de C.V. Series B                                        1,069,600         3,262,396                0.6%
  Grupo Cementos de Chihuahua S.A. de C.V.                             650,000         1,970,257                0.4%
 *Industrias S.A. de C.V. Series B                                   1,138,148         2,371,815                0.4%
  Other Securities                                                                    10,276,486                1.8%
                                                                                 ---------------    ---------------
TOTAL -- MEXICO                                                                       38,704,525                7.1%
                                                                                 ---------------    ---------------
TURKEY -- (6.1%)
COMMON STOCKS -- (6.1%)
  Akcansa Cimento Sanayi ve Ticaret A.S.                               309,894         1,767,844                0.3%
  Aksigorta A.S.                                                       324,225         2,116,539                0.4%
  Cimsa Cimento Sanayi ve Ticaret A.S.                                 259,130         1,695,086                0.3%
 *Turk Dis Ticaret Bankasi A.S.                                        612,806         2,780,743                0.5%
  Other Securities                                                                    25,152,776                4.7%
                                                                                 ---------------    ---------------
TOTAL -- TURKEY                                                                       33,512,988                6.2%
                                                                                 ---------------    ---------------
ISRAEL -- (5.0%)
COMMON STOCKS -- (5.0%)
  Ormat Industries, Ltd.                                               238,897         1,705,140                0.3%
  Other Securities                                                                    25,423,599                4.7%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS                                                                   27,128,739                5.0%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        18,534                0.0%
                                                                                 ---------------    ---------------
TOTAL -- ISRAEL                                                                       27,147,273                5.0%
                                                                                 ---------------    ---------------

                                                                                                      PERCENTAGE
                                                                        SHARES           VALUE++    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
THAILAND -- (3.5%)
COMMON STOCKS -- (3.5%)
  Other Securities                                                               $    19,170,138                3.5%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                                        48,721                0.0%
                                                                                 ---------------    ---------------
TOTAL -- THAILAND                                                                     19,218,859                3.5%
                                                                                 ---------------    ---------------
INDONESIA -- (3.2%)
COMMON STOCKS -- (3.2%)
  PT Astra Agro Lestari Tbk                                          6,656,000         3,643,754                0.7%
  PT Kalbe Farma Tbk                                                27,324,600         2,420,499                0.5%
  Other Securities                                                                    11,513,379                2.0%
                                                                                 ---------------    ---------------
TOTAL -- INDONESIA                                                                    17,577,632                3.2%
                                                                                 ---------------    ---------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Other Securities                                                                    12,973,168                2.4%
                                                                                 ---------------    ---------------
CHILE -- (2.0%)
COMMON STOCKS -- (2.0%)
 *Corpbanca SA                                                     466,016,129         2,705,464                0.5%
  Cristalerias de Chile SA                                             153,324         1,707,541                0.3%
  Other Securities                                                                     6,643,301                1.2%
                                                                                 ---------------    ---------------
TOTAL -- CHILE                                                                        11,056,306                2.0%
                                                                                 ---------------    ---------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
  Other Securities                                                                     6,848,581                1.3%
                                                                                 ---------------    ---------------
HUNGARY -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                     5,538,193                1.0%
                                                                                 ---------------    ---------------
ARGENTINA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                     2,388,629                0.4%
                                                                                 ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         9,467                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
    12/01/05 (Collateralized by $2,534,000 FHLMC Notes
    4.00%, 09/22/09, valued at $2,483,320) to be
    repurchased at $2,446,264                                  $         2,446         2,446,000                0.5%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $431,461,063)                                                            $   546,384,856              100.2%
                                                                                 ===============    ===============

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                        FACE
                                                       AMOUNT              VALUE+
                                                     ----------   ---------------
                                                        (000)
UNITED STATES -- (62.3%)
AGENCY OBLIGATIONS -- (28.2%)
Federal Farm Credit Bank
   2.250%, 09/01/06                                  $   10,000   $     9,826,880
   2.600%, 09/07/06                                       8,600         8,469,994
   2.750%, 09/29/06                                      50,000        49,239,750
   4.125%, 11/14/06                                      29,975        29,818,261
   2.550%, 02/27/07                                      26,500        25,793,245
Federal Home Loan Bank
   2.875%, 08/15/06                                      54,000        53,354,916
   2.625%, 10/16/06                                      38,000        37,346,438
   2.750%, 11/15/06                                      36,000        35,357,580
   2.750%, 12/15/06                                      20,000        19,612,440
Federal Home Loan Mortgage
  Corporation
   2.750%, 08/15/06                                       6,000         5,923,182
   2.750%, 10/15/06                                      66,000        64,977,000
   2.875%, 12/15/06                                      60,000        58,912,980
   2.375%, 02/15/07                                      19,000        18,490,857
Federal National Mortgage Association
   3.125%, 07/15/06                                      52,000        51,536,472
   4.375%, 10/15/06                                      54,700        54,607,393
   2.625%, 11/15/06                                      25,000        24,527,275
                                                                  ---------------
TOTAL AGENCY OBLIGATIONS                                              547,794,663
                                                                  ---------------
BONDS -- (23.5%)
Bank of America Corp.
   7.125%, 09/15/06                                       7,095         7,215,757
   5.250%, 02/01/07                                      15,000        15,069,810
Bayerische Landesbank
   2.600%, 10/16/06                                      39,625        38,922,290
Citigroup, Inc.
   5.750%, 05/10/06                                      38,050        38,229,672
   5.500%, 08/09/06                                      12,400        12,466,067
   5.000%, 03/06/07                                       8,000         8,016,896
General Electric Capital Corp.
   2.970%, 07/26/06                                      52,000        51,463,568
KFW International Finance, Inc.
   5.250%, 06/28/06                                      53,000        53,144,796
Landesbank Baden-Wuerttemberg
   4.150%, 03/30/07                                      51,000        50,376,678
Toyota Motor Credit Corp.
   2.900%, 07/14/06                                      53,000        52,450,708
US Bank NA
   2.850%, 11/15/06                                      54,350        53,193,867
Wal-Mart Stores, Inc.
   5.450%, 08/01/06                                      32,600        32,772,356
Wells Fargo & Co.
   5.900%, 05/21/06                                      41,820        42,031,985
                                                                  ---------------
TOTAL BONDS                                                           455,354,450
                                                                  ---------------
COMMERCIAL PAPER -- (10.6%)
Ciesco L.P.
   3.940%, 12/06/05                                      27,000        26,984,775
   3.950%, 12/08/05                                      19,200        19,184,842
Electricite de France
   3.600%, 01/13/06                                  $   10,000   $     9,949,797
Ixis Commercial Paper
   4.320%, 07/06/06                                      49,200        47,858,921
Queensland Treasury Corp.
   4.280%, 07/12/06                                      50,000        48,598,815
UBS Finance Delaware, Inc.
   4.270%, 07/17/06                                      32,000        31,082,730
   4.265%, 07/21/06                                      22,000        21,358,172
                                                                  ---------------
TOTAL COMMERCIAL PAPER                                                205,018,052
                                                                  ---------------
TOTAL -- UNITED STATES                                              1,208,167,165
                                                                  ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (13.0%)
BONDS -- (13.0%)
Asian Development Bank
   4.875%, 02/05/07                                      50,000        50,112,500
European Investment Bank
   3.000%, 08/15/06                                      52,600        52,079,523
Inter-American Development Bank
   6.625%, 03/07/07                                      43,503        44,527,844
International Finance Corp.
   5.250%, 05/02/06                                      25,400        25,450,393
   4.750%, 04/30/07                                      28,000        28,007,504
World Bank (International Bank for
  Reconstruction & Development)
   5.000%, 03/28/06                                      16,487        16,523,601
   6.625%, 08/21/06                                      15,000        15,210,525
   4.375%, 09/28/06                                      20,000        19,983,920
                                                                  ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS                                            251,895,810
                                                                  ---------------
CANADA -- (10.1%)
BONDS -- (10.1%)
British Columbia, Province of
   4.625%, 10/03/06                                      48,040        48,029,431
Canada, Government of
   6.750%, 08/28/06                                      45,245        45,947,248
Manitoba, Province of
   4.250%, 11/20/06                                      51,000        50,804,313
Ontario, Province of
   2.650%, 12/15/06                                      52,684        51,631,742
                                                                  ---------------
TOTAL -- CANADA                                                       196,412,734
                                                                  ---------------
GERMANY -- (2.7%)
BONDS -- (2.7%)
Landwirtschaft Rentenbank
   4.500%, 10/23/06                                      50,100        50,029,509
   4.875%, 03/12/07                                       2,000         2,002,830
                                                                  ---------------
TOTAL -- GERMANY                                                       52,032,339
                                                                  ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Instituto de Credito Oficial
   4.625%, 11/29/06                                      50,500        50,354,055
                                                                  ---------------

                                                        FACE
                                                       AMOUNT              VALUE+
                                                     ----------   ---------------
                                                       (000)
NORWAY -- (2.6%)
BONDS -- (2.6%)
 Eksportfinans ASA
   5.750%, 06/06/06                                  $   50,000   $    50,279,300
                                                                  ---------------
SWEDEN -- (2.5%)
BONDS -- (2.5%)
 Swedish Export Credit Corp.
   2.875%, 01/26/07                                      50,000        48,968,850
                                                                  ---------------
AUSTRIA -- (2.4%)
BONDS -- (2.4%)
 Oesterreichische Kontrollbank AG
   5.125%, 03/20/07                                      46,000        46,328,394
                                                                  ---------------
UNITED KINGDOM -- (1.3%)
BONDS -- (1.3%)
 BP Capital Markets P.L.C.
   2.750%, 12/29/06                                      25,947        25,375,284
                                                                  ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets, Inc. 3.88%,
  12/01/05 (Collateralized by $9,117,000 FHLMC Notes
  4.00%, 09/22/09, valued at $8,934,660) to be
  repurchased at $8,802,949                               8,802         8,802,000
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,955,942,597)                                           $ 1,938,615,931
                                                                  ===============

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2005

                                                        FACE
                                                       AMOUNT^             VALUE+
                                                     ----------   ---------------
                                                        (000)
UNITED STATES -- (37.0%)
AGENCY OBLIGATIONS -- (19.1%)
  Federal Farm Credit Bank
      2.750%, 09/29/06                                  111,060   $   109,371,333
  Federal Home Loan Bank
      2.625%, 10/16/06                                   66,000        64,864,866
      3.375%, 02/23/07                                   37,000        36,424,539
  Federal Home Loan Mortgage
    Corporation
      2.375%, 02/15/07                                   23,000        22,383,669
     @4.625%, 02/15/07                                   48,000        57,812,559
  Federal National Mortgage Association
      4.375%, 10/15/06                                   81,000        80,862,867
      2.375%, 02/15/07                                   21,000        20,432,475
                                                                  ---------------
TOTAL AGENCY OBLIGATIONS                                              392,152,308
                                                                  ---------------
BONDS -- (17.9%)
  Bank of America Corp.
      5.250%, 02/01/07                                   52,700        52,945,266
  Citigroup, Inc.
      5.500%, 08/09/06                                   19,430        19,533,523
  General Electric Capital Corp.
      2.970%, 07/26/06                                   45,200        44,733,717
  KFW International Finance, Inc.
      5.250%, 06/28/06                                   55,600        55,751,899
  Landeskreditbank Baden-Wuerttemberg
      4.150%, 03/30/07                                   53,000        52,352,234
  Toyota Motor Credit Corp.
      3.000%, 06/09/06                                   40,000        39,678,520
      2.900%, 07/14/06                                    5,200         5,146,107
  US Bank NA
      2.850%, 11/15/06                                    7,000         6,851,096
  Wal-Mart Stores, Inc.
      5.450%, 08/01/06                                   28,323        28,472,744
  Washington Mutual Finance Corp.
      6.250%, 05/15/06                                   21,079        21,226,574
  Wells Fargo & Co.
      5.900%, 05/21/06                                   40,035        40,237,937
                                                                  ---------------
TOTAL BONDS                                                           366,929,617
                                                                  ---------------
TOTAL -- UNITED STATES                                                759,081,925
                                                                  ---------------
CANADA -- (15.4%)
BONDS -- (15.4%)
  British Columbia, Province of
  (A) 4.625%, 10/03/06                                   48,500        48,489,330
      5.250%, 12/01/06                                   13,000        11,297,570
  Canada Housing Trust
      5.100%, 09/15/07                                   45,000        39,393,562
  Canada, Government of
      3.000%, 06/01/07                                   67,000        56,798,243
  General Electric Capital Canada, Inc.
      5.300%, 07/24/07                                   60,000        52,498,007
  Manitoba, Province of
  (A) 4.250%, 11/20/06                                   47,000        46,819,661
  Ontario, Province of
  (A) 2.650%, 12/15/06                                    1,000   $       980,027
      5.200%, 03/08/07                                   68,500        59,663,961
                                                                  ---------------
TOTAL -- CANADA                                                       315,940,361
                                                                  ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (14.0%)
BONDS -- (14.0%)
  Asian Development Bank
      4.875%, 02/05/07                                   51,500        51,615,875
  Council of Europe Development Bank
      4.875%, 01/23/07                                   53,000        53,206,435
  European Bank For Reconstruction &
    Development
      5.375%, 06/15/06                                   49,700        49,881,256
  European Investment Bank
     @2.625%, 10/15/07                                   49,000        57,634,186
  Inter-American Development Bank
      6.625%, 03/07/07                                   10,600        10,849,715
  International Finance Corp.
      4.750%, 04/30/07                                    7,700         7,702,063
  World Bank (International Bank for
    Reconstruction & Development)
  ^^^ 3.000%, 06/04/07                                   14,800        12,540,325
  ^^^ 4.375%, 09/28/06                                   44,500        44,464,222
                                                                  ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS                                            287,894,077
                                                                  ---------------
GERMANY -- (8.4%)
BONDS -- (8.4%)
  BundesObligation
    @ 4.000%, 02/16/07                                   20,000        23,939,140
  Landesbank Hessen-Thuringen
  Girozentrale
  ^^^ 5.375%, 12/28/06                                   16,393        14,244,016
  ^^^ 4.000%, 06/04/07                                   33,183        28,426,993
  Landeskreditbank Baden-
    Wuerttemberg-Foerderbank
  (A) 4.875%, 01/30/07                                   53,000        53,076,532
  Landwirtschaft Rentenbank
  (A) 4.500%, 10/23/06                                   49,737        49,667,020
  (A) 4.875%, 03/12/07                                    3,000         3,004,245
                                                                  ---------------
TOTAL -- GERMANY                                                      172,357,946
                                                                  ---------------
SWEDEN -- (5.6%)
BONDS -- (5.6%)
  Swedish Export Credit Corp.
  (A) 4.625%, 11/06/06                                   23,000        22,993,031
  (A) 2.875%, 01/26/07                                   35,000        34,278,195
  Swedish Government
      8.000%, 08/15/07                                  430,000        58,112,210
                                                                  ---------------
TOTAL -- SWEDEN                                                       115,383,436
                                                                  ---------------

                                                        FACE
                                                       AMOUNT^             VALUE+
                                                     ----------   ---------------
                                                        (000)
NETHERLANDS -- (4.8%)
BONDS -- (4.8%)
  Bank Nederlandse Gemeenten
  (A) 4.500%, 12/14/06                                   43,000   $    42,917,999
    @ 2.875%, 05/15/07                                   13,500        15,939,034
  Nederlandse Waterschapsbank NV
  (A) 6.875%, 10/26/06                                   10,000        10,174,950
  Rabobank
  (A) 5.750%, 05/25/06                                   30,000        30,149,700
                                                                  ---------------
TOTAL -- NETHERLANDS                                                   99,181,683
                                                                  ---------------
AUSTRIA -- (3.0%)
BONDS -- (3.0%)
  Bank Austria Creditanstalt AG
  (A) 5.750%, 06/08/06                                   10,000        10,049,240
  Oesterreichische Kontrollbank AG
  (A) 5.125%, 03/20/07                                   50,000        50,356,950
                                                                  ---------------
TOTAL -- AUSTRIA                                                       60,406,190
                                                                  ---------------
SPAIN -- (2.7%)
  BONDS -- (2.7%)
  Instituto de Credito Oficial
  (A) 4.625%, 11/29/06                                   56,000        55,838,160
                                                                  ---------------
NORWAY -- (2.3%)
BONDS -- (2.3%)
  Eksportfinans ASA
  (A) 5.750%, 06/06/06                                   45,700        45,955,280
                                                                  ---------------
DENMARK -- (2.1%)
BONDS -- (2.1%)
  Denmark, Kingdom of
  (A) 5.125%, 12/28/06                                   43,000        43,247,637
                                                                  ---------------
AUSTRALIA -- (1.5%)
BONDS -- (1.5%)
  BOS International Australia, Ltd.
  ^^^ 3.500%, 01/22/07                                   35,922        30,614,695
                                                                  ---------------
UNITED KINGDOM -- (1.4%)
BONDS -- (1.4%)
  BP Capital Markets P.L.C
  (A) 2.350%, 06/15/06                                   14,000   $    13,839,714
  (A) 2.750%, 12/29/06                                   15,066        14,734,036
                                                                  ---------------
TOTAL -- UNITED KINGDOM                                                28,573,750
                                                                  ---------------
FRANCE -- (0.7%)
BONDS -- (0.7%)
  Dexia Municipal Agency
  (A) 5.125%, 09/11/06                                   15,000        15,033,450
                                                                  ---------------
TEMPORARY CASH
  INVESTMENTS -- (1.1%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $23,223,000
    FHLMC Notes 4.00%, 09/22/09, valued at
    $22,758,540) to be repurchased at $22,424,417        22,422        22,422,000
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,069,784,335)                                           $ 2,051,930,590
                                                                  ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              THE U.S.        THE ENHANCED        THE U.S.          THE U.S.
                                                               LARGE           U.S. LARGE        LARGE CAP          SMALL XM
                                                              COMPANY           COMPANY            VALUE              VALUE
                                                              SERIES             SERIES           SERIES             SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $527,474,
  $0, $388,836 and $5,753 of securities
  on loan, respectively)                                  $     4,152,524   $       311,263   $     5,790,361   $       170,868
Temporary Cash Investments at Value
  (Cost $621,459, $1,007, $504,113 and $8,740,
  respectively)                                                   621,459             1,007           504,113             8,740
Cash                                                                3,440                --                 1                 1
Receivables:
  Investment Securities Sold                                           --                --             2,851               428
  Dividends and Interest                                            9,548             2,884            14,566               170
  Securities Lending Income                                            40                --                77                 8
  Fund Shares Sold                                                  1,175               106             6,570                --
Unrealized Gain on Swap Contracts                                      --               915                --                --
Prepaid Expenses and Other Assets                                      19                 6                 5                --
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                4,788,205           316,181         6,318,544           180,215
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                547,804                --           411,053             6,003
  Investment Securities Purchased                                      --                --            75,090             1,188
  Fund Shares Redeemed                                                865                --                28               337
  Due to Advisor                                                       87                13               478                14
Unrealized Loss on Forward Currency Contracts                          --               590                --                --
Payable for Futures Margin Variation                                  486             1,932                --                --
Accrued Expenses and Other Liabilities                                251                38               308                17
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             549,493             2,573           486,957             7,559
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     4,238,712   $       313,608   $     5,831,587   $       172,656
                                                          ===============   ===============   ===============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                                    N/A        34,195,961       278,858,629        13,855,199
                                                          ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                     N/A   $          9.17   $         20.91   $         12.46
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $     3,066,866   $       313,046   $     4,550,476   $       155,100
                                                          ===============   ===============   ===============   ===============

                                                              THE U.S.          THE U.S.          THE U.S.          THE DFA
                                                             SMALL CAP           SMALL              MICRO        INTERNATIONAL
                                                               VALUE              CAP                CAP             VALUE
                                                               SERIES            SERIES            SERIES            SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $326,405, $219,231,
  $281,975 and $160,339 of securities on loan,
  respectively)                                           $     7,442,417   $     2,877,945   $     3,916,428   $     4,347,740
Temporary Cash Investments at Value (Cost $442,933,
  $248,380, $358,582 and $204,407, respectively)                  442,933           248,380           358,582           204,407
Foreign Currencies at Value                                            --                --                --            17,895
Cash                                                                    1                 1                17                15
Receivables:
  Investment Securities Sold                                       11,143             2,800            11,233             3,347
  Dividends, Interest and Tax Reclaims                              4,807             1,462             1,596             9,950
  Securities Lending Income                                           330               389               728               123
  Fund Shares Sold                                                  2,471               823               966             5,801
Prepaid Expenses and Other Assets                                       7                 3                23                 4
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                7,904,109         3,131,803         4,289,573         4,589,282
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                347,312           232,525           304,684           182,868
  Investment Securities Purchased                                  27,980             4,643            31,790            37,662
  Fund Shares Redeemed                                                247                --                --                25
  Due to Advisor                                                    1,249                73               324               718
Accrued Expenses and Other Liabilities                                422               163               237               311
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             377,210           237,404           337,035           221,584
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     7,526,899   $     2,894,399   $     3,952,538   $     4,367,698
                                                          ===============   ===============   ===============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                            316,092,637       173,029,885       328,697,370       252,490,873
                                                          ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                         $         23.81   $         16.73   $         12.02   $         17.30
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $     5,994,875   $     2,499,280   $     3,122,486   $     3,385,948
                                                          ===============   ===============   ===============   ===============
Foreign Currencies at Cost                                $            --   $            --   $            --   $        17,951
                                                          ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                  THE            THE UNITED           THE
                                                            THE JAPANESE      ASIA PACIFIC        KINGDOM         CONTINENTAL
                                                               SMALL             SMALL             SMALL             SMALL
                                                              COMPANY           COMPANY           COMPANY           COMPANY
                                                               SERIES            SERIES            SERIES           SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $326,167, $76,239,
  $4,185 and $125,124 of securities on loan,
  respectively)                                           $     1,143,225   $       391,610   $       640,476   $       977,770
Temporary Cash Investments at Value (Cost $355,629,
  $87,090, $6,602 and $136,742, respectively)                     355,629            87,090             6,602           136,742
Foreign Currencies at Value                                         2,200             1,789               776             1,601
Cash                                                                   15                16                16                15
Receivables:
  Investment Securities Sold                                        1,643             2,254               412             2,667
  Dividends, Interest and Tax Reclaims                              3,246             1,897               983             1,206
  Securities Lending Income                                           454                86                 4               147
  Fund Shares Sold                                                    838                --                --               350
Prepaid Expenses and Other Assets                                       1                --                 1                 1
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                1,507,251           484,742           649,270         1,120,499
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                350,934            86,167             4,555           134,668
  Investment Securities Purchased                                   4,688             2,558             1,559             3,702
  Due to Advisor                                                       94                32                52                81
Accrued Expenses and Other Liabilities                                106                62                66               110
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             355,822            88,819             6,232           138,561
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     1,151,429   $       395,923   $       643,038   $       981,938
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $       971,635   $       368,316   $       512,828   $       701,655
                                                          ===============   ===============   ===============   ===============
Foreign Currencies at Cost                                $         2,202   $         1,788   $           790   $         1,594
                                                          ===============   ===============   ===============   ===============

                                                                                  THE
                                                                THE             EMERGING          THE DFA           THE DFA
                                                              EMERGING          MARKETS           ONE-YEAR      TWO-YEAR GLOBAL
                                                              MARKETS          SMALL CAP        FIXED INCOME     FIXED INCOME
                                                               SERIES            SERIES            SERIES           SERIES
                                                          ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                      $     1,849,986   $       543,939   $     1,929,814   $     2,029,509
Temporary Cash Investments at Value (Cost $3,562,
  $2,446, $8,802 and $22,422, respectively)                         3,562             2,446             8,802            22,422
Foreign Currencies at Value                                           694               426                --             9,878
Cash                                                                  108                12                --                15
Receivables:
  Investment Securities Sold                                        1,248                --                --                --
  Dividends, Interest and Tax Reclaims                              1,880               576            15,418            32,103
  Fund Shares Sold                                                  1,254               238                --                71
Prepaid Expenses and Other Assets                                       2                 1                 2                 2
                                                          ---------------   ---------------   ---------------   ---------------
    Total Assets                                                1,858,734           547,638         1,954,036         2,094,000
                                                          ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                   2,086             1,468                --            19,731
  Fund Shares Redeemed                                                 --                --               292               554
  Due to Advisor                                                      150                87                82                86
Unrealized Loss on Forward
Currency Contracts                                                     --                --                --             5,262
Deferred Thailand Capital Gains Tax                                 3,603               610                --                --
Accrued Expenses and Other Liabilities                                330               202               118               132
                                                          ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                               6,169             2,367               492            25,765
                                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                $     1,852,565   $       545,271   $     1,953,544   $     2,068,235
                                                          ===============   ===============   ===============   ===============
SHARES OUTSTANDING $ 0.01 PAR VALUE                                   N/A               N/A       196,591,485       210,492,710
                                                          ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                     N/A               N/A   $          9.94   $          9.83
                                                          ===============   ===============   ===============   ===============
Investments at Cost                                       $     1,188,745   $       429,015   $     1,947,141   $     2,047,362
                                                          ===============   ===============   ===============   ===============
Foreign Currencies at Cost                                $           687   $           424   $            --   $         9,876
                                                          ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.         THE ENHANCED         THE U.S.         THE U.S.
                                                               LARGE            U.S. LARGE         LARGE CAP         SMALL XM
                                                              COMPANY            COMPANY             VALUE             VALUE
                                                               SERIES             SERIES            SERIES            SERIES
                                                          ---------------    ---------------    ---------------   ---------------
INVESTMENT INCOME
  Dividends                                               $        71,794                 --    $        77,074   $         1,697
  Interest                                                          2,110    $         8,407              4,034                64
  Income from Securities Lending                                      317                 --              1,383                79
                                                          ---------------    ---------------    ---------------   ---------------
      Total Investment Income                                      74,221              8,407             82,491             1,840
                                                          ---------------    ---------------    ---------------   ---------------
EXPENSES
  Investment Advisory Services Fees                                   967                134              4,847               182
  Accounting & Transfer Agent Fees                                    580                258              1,262                29
  Custodian Fees                                                      135                 38                461                17
  Legal Fees                                                           14                 11                  1                 1
  Audit Fees                                                           38                  2                 47                 2
  S&P 500 Fees                                                         80                  8                 --                --
  Shareholders' Reports                                                39                 --                 47                 1
  Trustees' Fees & Expenses                                            22                  2                 44                 1
  Other                                                                66                  8                 74                25
                                                          ---------------    ---------------    ---------------   ---------------
      Total Expenses                                                1,941                461              6,783               258
                                                          ---------------    ---------------    ---------------   ---------------
  NET INVESTMENT INCOME (LOSS)                                     72,280              7,946             75,708             1,582
                                                          ---------------    ---------------    ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on
  Investment Securities Sold                                      (28,767)              (853)           200,126            17,330
  Net Realized Gain (Loss) on Futures                               5,427             19,024                 --                --
  Net Realized Gain (Loss) on Foreign
  Currency Transactions                                                --              1,331                 --                --
  Net Realized Gain (Loss) on Swap Contracts                           --              1,285                 --                --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign
    Currency                                                      274,881             (1,810)           400,320             2,075
    Futures                                                          (507)            (5,647)                --                --
    Swap Contracts                                                     --               (732)                --                --
    Translation of Foreign Currency Denominated Amounts                --               (841)                --                --
                                                          ---------------    ---------------    ---------------   ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         251,034             11,757            600,446            19,405
                                                          ---------------    ---------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       323,314    $        19,703    $       676,154   $        20,987
                                                          ===============    ===============    ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                              THE U.S.           THE U.S.         THE U.S.            THE DFA
                                                             SMALL CAP            SMALL            MICRO           INTERNATIONAL
                                                               VALUE               CAP              CAP                VALUE
                                                              SERIES              SERIES           SERIES              SERIES
                                                          ---------------    ---------------   ---------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $0, $0, $0 and $8,447, respectively)                  $        60,283    $        21,795   $        24,646    $       102,361
  Interest                                                          3,003                869             1,223                570
  Income from Securities Lending                                    4,428              3,834             6,919              4,357
                                                          ---------------    ---------------   ---------------    ---------------
       Total Investment Income                                     67,714             26,498            32,788            107,288
                                                          ---------------    ---------------   ---------------    ---------------
EXPENSES
  Investment Advisory Services Fees                                13,703                786             3,497              7,219
  Accounting & Transfer Agent Fees                                  1,791                684               913              1,331
  Custodian Fees                                                      653                250               333                806
  Legal Fees                                                            5                  7                 2                 17
  Audit Fees                                                           67                 24                34                 34
  Shareholders' Reports                                                69                 26                35                 31
  Trustees' Fees & Expenses                                            50                 23                22                 37
  Other                                                               112                 41                61                125
                                                          ---------------    ---------------   ---------------    ---------------
       Total Expenses                                              16,450              1,841             4,897              9,600
                                                          ---------------    ---------------   ---------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                     51,264             24,657            27,891             97,688
                                                          ---------------    ---------------   ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold          791,360            235,770           409,242            132,514
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                       --                 --                --             (1,607)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    (60,062)            11,172           (55,490)           292,697
    Translation of Foreign Currency Denominated Amounts                --                 --                --               (566)
                                                          ---------------    ---------------   ---------------    ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         731,298            246,942           353,752            423,038
                                                          ---------------    ---------------   ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       782,562    $       271,599   $       381,643    $       520,726
                                                          ===============    ===============   ===============    ===============

                 See accompanying Notes to Financial Statements.

                                                                                    THE            THE UNITED            THE
                                                            THE JAPANESE       ASIA PACIFIC          KINGDOM         CONTINENTAL
                                                               SMALL               SMALL              SMALL             SMALL
                                                              COMPANY             COMPANY            COMPANY           COMPANY
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $784, $334, $0 and $2,704, respectively)              $        10,405    $        15,440    $        16,687    $        18,376
  Interest                                                            204                 80                133                190
  Income from Securities Lending                                    4,174                866                 74              1,966
                                                          ---------------    ---------------    ---------------    ---------------
      Total Investment Income                                      14,783             16,386             16,894             20,532
                                                          ---------------    ---------------    ---------------    ---------------
EXPENSES
  Investment Advisory Services Fees                                   857                356                495                856
  Accounting & Transfer Agent Fees                                    651                399                484                654
  Custodian Fees                                                      286                186                102                455
  Legal Fees                                                            4                  2                  2                  4
  Audit Fees                                                            8                  3                  5                  8
  Shareholders' Reports                                                 7                 --                  4                  7
  Trustees' Fees & Expenses                                            10                  4                  5                  8
  Other                                                                30                  8                 10                 29
                                                          ---------------    ---------------    ---------------    ---------------
      Total Expenses                                                1,853                958              1,107              2,021
                                                          ---------------    ---------------    ---------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                     12,930             15,428             15,787             18,511
                                                          ---------------    ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold           24,072             15,727             14,748             98,606
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                     (553)                33               (335)              (312)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    202,804                 77             30,824             17,382
    Translation of Foreign Currency Denominated Amounts              (324)               (11)                (3)              (163)
                                                          ---------------    ---------------    ---------------    ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         225,999             15,826             45,234            115,513
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       238,929    $        31,254    $        61,021    $       134,024
                                                          ===============    ===============    ===============    ===============

                 See accompanying Notes to Financial Statements.

                                                                                   THE
                                                                THE              EMERGING            THE DFA           THE DFA
                                                              EMERGING           MARKETS            ONE-YEAR       TWO-YEAR GLOBAL
                                                              MARKETS           SMALL CAP         FIXED INCOME      FIXED INCOME
                                                               SERIES             SERIES             SERIES            SERIES
                                                          ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $5,829, $1,142, $0 and $0, respectively)              $        46,527    $        11,691                 --                 --
  Interest                                                         12,113                114    $        62,559    $        57,643
                                                          ---------------    ---------------    ---------------    ---------------
      Total Investment Income                                      58,640             11,805             62,559             57,643
                                                          ---------------    ---------------    ---------------    ---------------
EXPENSES
  Investment Advisory Services Fees                                 1,478                741              1,003                941
  Accounting & Transfer Agent Fees                                    814                401                429                762
  Custodian Fees                                                    1,616                651                173                137
  Legal Fees                                                            7                  1                 25                 11
  Audit Fees                                                           15                  4                 20                 18
  Shareholders' Reports                                                13                  1                 17                 16
  Trustees' Fees & Expenses                                            15                  4                 10                 13
  Other                                                                54                 14                 32                 26
                                                          ---------------    ---------------    ---------------    ---------------
      Total Expenses                                                4,012              1,817              1,709              1,924
                                                          ---------------    ---------------    ---------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                     54,628              9,988             60,850             55,719
                                                          ---------------    ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold           36,298             14,368             (5,933)           (11,188)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   (1,337)              (730)                --             10,253
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                    317,021             60,507             (9,874)           (11,917)
    Translation of Foreign Currency Denominated Amounts               (14)               (37)                --             (7,000)
  Deferred Thailand Capital Gains Tax                                  73                (82)                --                 --
                                                          ---------------    ---------------    ---------------    ---------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                         352,041             74,026            (15,807)           (19,852)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $       406,669    $        84,014    $        45,043    $        35,867
                                                          ===============    ===============    ===============    ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.                    THE ENHANCED
                                                               LARGE COMPANY               U.S. LARGE COMPANY
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    72,280    $    65,462    $     7,946    $     2,781
  Net Realized Gain (Loss) on Investment
    Securities Sold                                          (28,767)        (2,763)          (853)          (321)
  Net Realized Gain (Loss) on Futures                          5,427          9,374         19,024         13,917
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                         --             --          1,331         (1,063)
  Net Realized Gain (Loss) on Swap Contracts                      --             --          1,285          1,633
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               274,881        317,965         (1,810)           277
    Futures                                                     (507)           714         (5,647)         1,966
    Swap Contracts                                                --             --           (732)         1,337
    Translation of Foreign Currency
      Denominated Amounts                                         --             --           (841)           251
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              323,314        390,752         19,703         20,778
                                                         -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                           --             --         (8,787)        (1,998)
  Net Short-Term Gains                                            --             --             --             --
  Net Long-Term Gains                                             --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Total Distributions                                           --             --         (8,787)        (1,998)
                                                         -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                   --             --         90,909         73,871
  Shares Issued in Lieu of Cash Distributions                     --             --          8,742          1,977
  Shares Redeemed                                                 --             --        (18,739)       (14,326)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                          --             --         80,912         61,522
                                                         -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                              841,720        571,038             --             --
  Withdrawals                                               (420,241)      (468,868)            --             --
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions
      in Interest                                            421,479        102,170             --             --
                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                  744,793        492,922         91,828         80,302
NET ASSETS
  Beginning of Period                                      3,493,919      3,000,997        221,780        141,478
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 4,238,712    $ 3,493,919    $   313,608    $   221,780
                                                         ===========    ===========    ===========    ===========
(B) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                N/A            N/A         10,210          8,760
    Shares Issued in Lieu of Cash Distributions                  N/A            N/A            962            234
    Shares Redeemed                                              N/A            N/A         (2,093)        (1,698)
                                                         -----------    -----------    -----------    -----------
                                                                 N/A            N/A          9,079          7,296
                                                         ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                         N/A            N/A    $       586    $     1,023

                                                                     THE U.S.                       THE U.S.
                                                                 LARGE CAP VALUE                SMALL XM VALUE
                                                                      SERIES                        SERIES
                                                            --------------------------    --------------------------
                                                                YEAR           YEAR           YEAR          YEAR
                                                                ENDED          ENDED          ENDED         ENDED
                                                              NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                                2005           2004           2005          2004
                                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                              $    75,708    $    45,093    $     1,582    $     2,059
  Net Realized Gain (Loss) on Investment
    Securities Sold                                             200,126         84,609         17,330         24,457
  Net Realized Gain (Loss) on Futures                                --             --             --             --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                            --             --             --             --
  Net Realized Gain (Loss) on Swap Contracts                         --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                  400,320        496,658          2,075         22,437
    Futures                                                          --             --             --             --
    Swap Contracts                                                   --             --             --             --
    Translation of Foreign Currency
      Denominated Amounts                                            --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                 676,154        626,360         20,987         48,953
                                                            -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                         (79,209)       (33,641)        (4,014)        (1,311)
  Net Short-Term Gains                                               --             --        (10,061)       (10,132)
  Net Long-Term Gains                                            (3,972)            --        (14,166)       (10,283)
                                                            -----------    -----------    -----------    -----------
    Total Distributions                                         (83,181)       (33,641)       (28,241)       (21,726)
                                                            -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                               1,391,582        857,913         21,337         59,251
  Shares Issued in Lieu of Cash Distributions                    79,551         32,697         24,689         21,565
  Shares Redeemed                                              (152,432)       (74,078)       (73,441)       (80,125)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                      1,318,701        816,532        (27,415)           691
                                                            -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                                      --             --             --             --
  Withdrawals                                                        --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions
      in Interest                                                    --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                   1,911,674      1,409,251        (34,669)        27,918
NET ASSETS
  Beginning of Period                                         3,919,913      2,510,662        207,325        179,407
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $ 5,831,587    $ 3,919,913    $   172,656    $   207,325
                                                            ===========    ===========    ===========    ===========
(B) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                71,023         50,791          1,820          5,275
    Shares Issued in Lieu of Cash Distributions                   4,005          1,939          2,171          2,056
    Shares Redeemed                                              (7,495)        (4,363)        (6,321)        (7,080)
                                                            -----------    -----------    -----------    -----------
                                                                 67,533         48,367         (2,330)           251
                                                            ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $     9,656    $    13,157    $       126    $       802

                 See accompanying Notes to Financial Statements.

                                                                  THE U.S.                      THE U.S.
                                                              SMALL CAP VALUE                  SMALL CAP
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    51,264    $    41,172    $    24,657    $    15,072
  Net Realized Gain (Loss) on Investment
    Securities Sold                                          791,360        580,495        235,770        113,151
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                         --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                               (60,062)       685,887         11,172        180,068
    Translation of Foreign Currency
      Denominated Amounts                                         --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              782,562      1,307,554        271,599        308,291
                                                         -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                      (92,273)       (18,623)       (29,151)       (10,116)
  Net Short-Term Gains                                       (67,865)       (55,751)       (18,607)          (638)
  Net Long-Term Gains                                       (512,160)      (300,806)       (94,497)            --
                                                         -----------    -----------    -----------    -----------
    Total Distributions                                     (672,298)      (375,180)      (142,255)       (10,754)
                                                         -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                              978,174        896,415        573,230        890,063
  Shares Issued in Lieu of Cash Distributions                652,819        366,785        141,201         10,424
  Shares Redeemed                                           (509,260)      (418,726)      (270,466)      (345,420)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                   1,121,733        844,474        443,965        555,067
                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                1,231,997      1,776,848        573,309        852,604
NET ASSETS
  Beginning of Period                                      6,294,902      4,518,054      2,321,090      1,468,486
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 7,526,899    $ 6,294,902    $ 2,894,399    $ 2,321,090
                                                         ===========    ===========    ===========    ===========

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                             44,122         42,487         36,505         60,867
    Shares Issued in Lieu of Cash Distributions               29,950         18,895          9,104            728
    Shares Redeemed                                          (22,661)       (20,327)       (16,851)       (23,461)
                                                         -----------    -----------    -----------    -----------
                                                              51,411         41,055         28,758         38,134
                                                         ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                 $     3,243    $    23,381    $     1,287    $     5,149

                                                                    THE U.S.                      THE DFA
                                                                   MICRO CAP                INTERNATIONAL VALUE
                                                                     SERIES                        SERIES
                                                           --------------------------    --------------------------
                                                               YEAR           YEAR           YEAR          YEAR
                                                               ENDED          ENDED          ENDED         ENDED
                                                             NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                               2005           2004           2005          2004
                                                           -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                             $    27,891    $    18,087    $    97,688    $    49,525
  Net Realized Gain (Loss) on Investment
    Securities Sold                                            409,242        346,562        132,514        115,062
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                           --             --         (1,607)          (332)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                                 (55,490)        92,588        292,697        436,284
    Translation of Foreign Currency
      Denominated Amounts                                           --             --           (566)           162
                                                           -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                381,643        457,237        520,726        600,701
                                                           -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                        (30,958)       (13,321)      (111,684)       (44,310)
  Net Short-Term Gains                                         (50,131)       (35,169)        (2,493)            --
  Net Long-Term Gains                                         (217,324)       (22,357)      (104,987)            --
                                                           -----------    -----------    -----------    -----------
    Total Distributions                                       (298,413)       (70,847)      (219,164)       (44,310)
                                                           -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                467,796        408,460      1,219,383        728,312
  Shares Issued in Lieu of Cash Distributions                  290,416         67,549        211,691         42,852
  Shares Redeemed                                             (105,344)      (270,002)      (168,981)      (128,290)
                                                           -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital
      Share Transactions                                       652,868        206,007      1,262,093        642,874
                                                           -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                    736,098        592,397      1,563,655      1,199,265
NET ASSETS
  Beginning of Period                                        3,216,440      2,624,043      2,804,043      1,604,778
                                                           -----------    -----------    -----------    -----------
  End of Period                                            $ 3,952,538    $ 3,216,440    $ 4,367,698    $ 2,804,043
                                                           ===========    ===========    ===========    ===========

(B) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               42,103         37,622         74,612         51,724
    Shares Issued in Lieu of Cash Distributions                 26,103          6,513         13,315          3,072
    Shares Redeemed                                             (9,278)       (24,725)       (10,303)        (9,358)
                                                           -----------    -----------    -----------    -----------
                                                                58,928         19,410         77,624         45,438
                                                           ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $     1,689    $     4,707    $     1,082    $    18,196


                 See accompanying Notes to Financial Statements.

                                                                THE JAPANESE                THE ASIA PACIFIC
                                                                SMALL COMPANY                 SMALL COMPANY
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR          YEAR
                                                             ENDED          ENDED          ENDED         ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    12,930    $     6,488    $    15,428    $     7,693
  Net Realized Gain (Loss) on Investment
    Securities Sold                                           24,072          4,671         15,727          8,924
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                (553)           (28)            33             69
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               202,804        101,600             77         37,804
    Translation of Foreign Currency
      Denominated Amounts                                       (324)           127            (11)            16
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              238,929        112,858         31,254         54,506
                                                         -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                              327,851        214,817         96,480         82,852
  Withdrawals                                                (20,483)        (6,242)       (14,810)       (11,124)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in             307,368        208,575         81,670         71,728
                                                         -----------    -----------    -----------    -----------
      Interest
    Total Increase (Decrease) in Net Assets                  546,297        321,433        112,924        126,234
NET ASSETS
  Beginning of Period                                        605,132        283,699        282,999        156,765
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 1,151,429    $   605,132    $   395,923    $   282,999
                                                         ===========    ===========    ===========    ===========

                                                               THE UNITED KINGDOM              THE CONTINENTAL
                                                                  SMALL COMPANY                 SMALL COMPANY
                                                                      SERIES                        SERIES
                                                            --------------------------    --------------------------
                                                                YEAR          YEAR            YEAR         YEAR
                                                                ENDED         ENDED           ENDED        ENDED
                                                              NOV. 30,      NOV. 30,        NOV. 30,      NOV. 30,
                                                                2005           2004           2005          2004
                                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                              $    15,787    $     7,631    $    18,511    $    11,410
  Net Realized Gain (Loss) on Investment
    Securities Sold                                              14,748          7,907         98,606         20,346
  Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   (335)           (42)          (312)           114
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                   30,824         56,621         17,382        139,855
    Translation of Foreign Currency
      Denominated Amounts                                            (3)           (12)          (163)           (20)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                  61,021         72,105        134,024        171,705
                                                            -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                                 215,506        148,279        232,255         70,258
  Withdrawals                                                   (11,252)        (3,538)       (38,985)       (35,726)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in                204,254        144,741        193,270         34,532
                                                            -----------    -----------    -----------    -----------
      Interest
    Total Increase (Decrease) in Net Assets                     265,275        216,846        327,294        206,237
NET ASSETS
  Beginning of Period                                           377,763        160,917        654,644        448,407
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $   643,038    $   377,763    $   981,938    $   654,644
                                                            ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                                                                                                  THE
                                                                    THE                         EMERGING
                                                              EMERGING MARKETS             MARKETS SMALL CAP
                                                                   SERIES                        SERIES
                                                         --------------------------    --------------------------
                                                             YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED
                                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                             2005           2004           2005           2004
                                                         -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                           $    54,628    $    22,194    $     9,988    $     3,243
  Net Realized Gain (Loss) on Investment
    Securities Sold                                           36,298             84         14,368         10,731
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     (1,337)        (1,491)          (730)          (378)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency               317,021        245,707         60,507         35,801
    Translation of Foreign Currency
      Denominated Amounts                                        (14)            61            (37)            42
    Deferred Thailand Capital Gains Tax                           73           (985)           (82)           410
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                              406,669        265,570         84,014         49,849
                                                         -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                           --             --             --             --
  Net Short-Term Gains                                            --             --             --             --
  Net Long-Term Gains                                             --             --             --             --
  Return of Capital                                               --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Total Distributions                                           --             --             --             --
                                                         -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                   --             --             --             --
  Shares Issued in Lieu of Cash Distributions                     --             --             --             --
  Shares Redeemed                                                 --             --             --             --
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital Share
      Transactions                                                --             --             --             --
                                                         -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                              397,412        377,916        230,557         89,119
  Withdrawals                                               (111,778)       (90,785)        (7,165)       (18,847)
                                                         -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in
      Interest                                               285,634        287,131        223,392         70,272
                                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                  692,303        552,701        307,406        120,121
NET ASSETS
  Beginning of Period                                      1,160,262        607,561        237,865        117,744
                                                         -----------    -----------    -----------    -----------
  End of Period                                          $ 1,852,565    $ 1,160,262    $   545,271    $   237,865
                                                         ===========    ===========    ===========    ===========

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                N/A            N/A            N/A            N/A
    Shares Issued in Lieu of Cash Distributions                  N/A            N/A            N/A            N/A
    Shares Redeemed                                              N/A            N/A            N/A            N/A
                                                         -----------    -----------    -----------    -----------
                                                                 N/A            N/A            N/A            N/A
                                                         ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                         N/A            N/A            N/A            N/A


                                                                     THE DFA                       THE DFA
                                                                 ONE-YEAR FIXED                TWO-YEAR GLOBAL
                                                                  INCOME SERIES              FIXED INCOME SERIES
                                                            --------------------------    --------------------------
                                                                YEAR           YEAR           YEAR          YEAR
                                                               ENDED          ENDED          ENDED         ENDED
                                                              NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                                2005           2004           2005          2004
                                                            -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                              $    60,850    $    28,887    $    55,719    $    29,405
  Net Realized Gain (Loss) on Investment
    Securities Sold                                              (5,933)        (4,145)       (11,188)        (6,273)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                            --             --         10,253         (7,224)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                   (9,874)        (4,638)       (11,917)        (2,216)
    Translation of Foreign Currency
      Denominated Amounts                                            --             --         (7,000)         1,735
    Deferred Thailand Capital Gains Tax                              --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                  45,043         20,104         35,867         15,427
                                                            -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                         (58,014)       (26,750)       (63,320)       (21,943)
  Net Short-Term Gains                                               --         (9,586)            --        (13,106)
  Net Long-Term Gains                                                --           (172)            --           (354)
  Return of Capital                                                  --             --         (4,594)            --
                                                            -----------    -----------    -----------    -----------
    Total Distributions                                         (58,014)       (36,508)       (67,914)       (35,403)
                                                            -----------    -----------    -----------    -----------
Capital Share Transactions (b):
  Shares Issued                                                 819,589        818,007        390,509        536,479
  Shares Issued in Lieu of Cash Distributions                    55,892         34,532         67,700         35,234
  Shares Redeemed                                              (648,450)      (552,025)       (65,059)       (40,215)
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Capital Share
      Transactions                                              227,031        300,514        393,150        531,498
                                                            -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                                      --             --             --             --
  Withdrawals                                                        --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Net Increase (Decrease) from Transactions in
      Interest                                                       --             --             --             --
                                                            -----------    -----------    -----------    -----------
    Total Increase (Decrease) in Net Assets                     214,060        284,110        361,103        511,522
NET ASSETS
  Beginning of Period                                         1,739,484      1,455,374      1,707,132      1,195,610
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $ 1,953,544    $ 1,739,484    $ 2,068,235    $ 1,707,132
                                                            ===========    ===========    ===========    ===========

(b) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                82,192         81,382         39,260         53,400
    Shares Issued in Lieu of Cash Distributions                   5,617          3,445          6,844          3,515
    Shares Redeemed                                             (65,098)       (54,998)        (6,538)        (3,974)
                                                            -----------    -----------    -----------    -----------
                                                                 22,711         29,829         39,566         52,941
                                                            ===========    ===========    ===========    ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $     5,971    $     3,187    $     5,229    $     9,895

                 See accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE U.S. LARGE COMPANY SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A            N/A            N/A            N/A             N/A
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --             --             --             --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --              --
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                            --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --             --             --             --              --
  Return of Capital                                             --             --             --             --              --
                                                       -----------    -----------    -----------    -----------     -----------
  Total Distributions                                           --             --             --             --              --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A            N/A            N/A            N/A             N/A
===============================================================================================================================
Total Return                                                  8.51%         12.77%         15.05%        (16.59)%        (12.30)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 4,238,712    $ 3,493,919    $ 3,000,997    $ 2,623,557     $ 2,831,650
Ratio of Expenses to Average Net Assets                       0.05%          0.05%          0.05%          0.05%           0.05%
Ratio of Net Investment Income to Average Net
  Assets                                                      1.87%          1.99%          1.75%          1.53%           1.26%
Portfolio Turnover Rate                                          6%             2%             8%            11%              8%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        THE ENHANCED U.S. LARGE COMPANY SERIES
                                                    -----------------------------------------------------------------------------
                                                       YEAR              YEAR            YEAR            YEAR            YEAR
                                                      ENDED             ENDED           ENDED           ENDED           ENDED
                                                     NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2005              2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $      8.83       $      7.94     $      6.97     $      8.41     $      9.92
                                                    -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.27(5)           0.08            0.15            0.18            0.44
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            0.36              0.91            0.93           (1.46)          (1.57)
                                                    -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                       0.63              0.99            1.08           (1.28)          (1.13)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                   (0.29)            (0.10)          (0.11)          (0.16)          (0.06)
  Return of Capital                                          --                --              --              --           (0.32)
                                                    -----------       -----------     -----------     -----------     -----------
  Total Distributions                                     (0.29)            (0.10)          (0.11)          (0.16)          (0.38)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $      9.17       $      8.83     $      7.94     $      6.97     $      8.41
=================================================================================================================================
Total Return                                               7.21%            12.50%          15.71%         (15.34)%        (11.66)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)               $   313,608       $   221,780     $   141,478     $   101,407     $    90,801
Ratio of Expenses to Average Net Assets                    0.17%             0.18%           0.18%           0.18%           0.19%
Ratio of Net Investment Income to Average Net
  Assets                                                   2.96%             1.59%           1.44%           2.61%           4.37%
Portfolio Turnover Rate                                      57%              125%            138%            183%            122%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                              THE U.S. LARGE CAP VALUE SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR            YEAR           YEAR
                                                         ENDED          ENDED          ENDED           ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                          2005           2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     18.55    $     15.41    $     13.01    $     14.44     $     14.71
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.29           0.23           0.21           0.20            0.25
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.41           3.09           2.41          (1.43)           1.25
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                          2.70           3.32           2.62          (1.23)           1.50
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.32)         (0.18)         (0.22)         (0.20)          (0.27)
  Net Realized Gains                                         (0.02)            --             --             --           (1.50)
                                                       -----------    -----------    -----------    -----------     -----------
    Total Distributions                                      (0.34)         (0.18)         (0.22)         (0.20)          (1.77)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     20.91    $     18.55    $     15.41    $     13.01     $     14.44
===============================================================================================================================
Total Return                                                 14.66%         21.68%         20.34%         (8.64)%         10.97%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 5,831,587    $ 3,919,913    $ 2,510,662    $ 1,737,809     $ 1,637,083
Ratio of Expenses to Average Net Assets                       0.14%          0.15%          0.15%          0.15%           0.15%
Ratio of Net Investment Income to Average Net
  Assets                                                      1.56%          1.41%          1.62%          1.49%           1.66%
Portfolio Turnover Rate                                          9%             7%             7%             9%              6%
-------------------------------------------------------------------------------------------------------------------------------

                                                                             THE U.S. SMALL XM VALUE SERIES
                                                     ----------------------------------------------------------------------------
                                                        YEAR              YEAR            YEAR            YEAR            YEAR
                                                       ENDED             ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2005              2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     12.81       $     11.26     $      9.08     $     10.21     $      8.95
                                                     -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.10              0.12            0.24            0.10            0.15
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             1.31              2.73            2.90            0.14            1.88
                                                     -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                        1.41              2.85            3.14            0.24            2.03
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    (0.27)            (0.08)          (0.07)          (0.10)          (0.14)
  Net Realized Gains                                       (1.49)            (1.22)          (0.89)          (1.27)          (0.63)
                                                     -----------       -----------     -----------     -----------     -----------
    Total Distributions                                    (1.76)            (1.30)          (0.96)          (1.37)          (0.77)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     12.46       $     12.81     $     11.26     $      9.08     $     10.21
==================================================================================================================================
Total Return                                               12.52%            27.86%          38.88%           2.17%          24.10%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $   172,656       $   207,325     $   179,407     $   804,555     $   793,190
Ratio of Expenses to Average Net Assets                     0.14%             0.13%           0.13%           0.13%           0.13%
Ratio of Net Investment Income to Average Net
  Assets                                                    0.87%             1.03%           0.89%           1.04%           1.32%
Portfolio Turnover Rate                                       33%               38%             43%             34%              8%
----------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                            THE U.S. SMALL CAP VALUE SERIES
                                                       ------------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR            YEAR
                                                          ENDED          ENDED          ENDED          ENDED           ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                           2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     23.78    $     20.20    $     15.04    $     16.54     $     16.47
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.17           0.16           0.12           0.11            0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 2.35           5.09           6.29           0.11            3.15
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                          2.52           5.25           6.41           0.22            3.30
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.31)         (0.08)         (0.12)         (0.11)          (0.15)
  Net Realized Gains                                         (2.18)         (1.59)         (1.13)         (1.61)          (3.08)
                                                       -----------    -----------    -----------    -----------     -----------
    Total Distributions                                      (2.49)         (1.67)         (1.25)         (1.72)          (3.23)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     23.81    $     23.78    $     20.20    $     15.04     $     16.54
===============================================================================================================================
Total Return                                                 11.67%         27.87%         46.31%          1.05%          23.86%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 7,526,899    $ 6,294,902    $ 4,518,054    $ 3,148,780     $ 3,039,844
Ratio of Expenses to Average Net Assets                       0.24%          0.25%          0.25%          0.25%           0.25%
Ratio of Net Investment Income to Average Net
  Assets                                                      0.75%          0.78%          0.75%          0.70%           0.86%
Portfolio Turnover Rate                                         27%            26%            35%            30%             13%
-------------------------------------------------------------------------------------------------------------------------------

                                                                             THE U.S. SMALL CAP SERIES
                                                     ----------------------------------------------------------------------------
                                                        YEAR              YEAR            YEAR            YEAR            YEAR
                                                       ENDED             ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2005              2004            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $     16.09       $     13.84     $      9.93     $     11.08     $     11.67
                                                    -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             0.15              0.12            0.08            0.09            0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                              1.44              2.22            3.92           (1.00)           1.24
                                                    -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                       1.59              2.34            4.00           (0.91)           1.34
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                   (0.18)            (0.08)          (0.09)          (0.10)          (0.10)
  Net Realized Gains                                      (0.77)            (0.01)             --           (0.14)          (1.83)
                                                    -----------       -----------     -----------     -----------     -----------
    Total Distributions                                   (0.95)            (0.09)          (0.09)          (0.24)          (1.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $     16.73       $     16.09     $     13.84     $      9.93     $     11.08
=================================================================================================================================
Total Return                                              10.40%            16.99%          40.32%          (8.42)%         13.08%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)               $ 2,894,399       $ 2,321,090     $ 1,468,486     $   851,901     $   991,082
Ratio of Expenses to Average Net Assets                    0.07%             0.07%           0.08%           0.08%           0.08%
Ratio of Net Investment Income to Average Net
  Assets                                                   0.94%             0.85%           0.84%           0.81%           0.94%
Portfolio Turnover Rate                                      21%               16%             16%             34%             13%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                                 THE U.S. MICRO CAP SERIES
                                                       ---------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2005            2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     11.92     $     10.48     $      7.11     $      7.50     $      8.19
                                                       -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.09            0.07            0.05            0.04            0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 1.10            1.65            3.47           (0.25)           1.07
                                                       -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                          1.19            1.72            3.52           (0.21)           1.14
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.10)          (0.05)          (0.05)          (0.05)          (0.06)
  Net Realized Gains                                         (0.99)          (0.23)          (0.10)          (0.13)          (1.77)
                                                       -----------     -----------     -----------     -----------     -----------
    Total Distributions                                      (1.09)          (0.28)          (0.15)          (0.18)          (1.83)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     12.02     $     11.92     $     10.48     $      7.11     $      7.50
==================================================================================================================================
Total Return                                                 10.77%          16.83%          50.34%          (2.96)%         17.66%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,952,538     $ 3,216,440     $ 2,624,043     $ 1,611,189     $ 1,616,114
Ratio of Expenses to Average Net Assets                       0.14%           0.15%           0.15%           0.15%           0.15%
Ratio of Net Investment Income to Average
  Net Assets                                                  0.80%           0.64%           0.68%           0.58%           0.88%
Portfolio Turnover Rate                                         24%             27%             19%             19%             14%
----------------------------------------------------------------------------------------------------------------------------------

                                                                          THE DFA INTERNATIONAL VALUE SERIES
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR           YEAR
                                                        ENDED           ENDED           ENDED           ENDED          ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                         2005            2004            2003            2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     16.04     $     12.40     $      9.33     $     10.15     $     12.07
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.43            0.33            0.27            0.24            0.27
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                1.95            3.61            3.06           (0.78)          (1.49)
                                                      -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                         2.38            3.94            3.33           (0.54)          (1.22)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.52)          (0.30)          (0.25)          (0.25)          (0.27)
  Net Realized Gains                                        (0.60)             --           (0.01)          (0.03)          (0.43)
                                                      -----------     -----------     -----------     -----------     -----------
    Total Distributions                                     (1.12)          (0.30)          (0.26)          (0.28)          (0.70)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     17.30     $     16.04     $     12.40     $      9.33     $     10.15
=================================================================================================================================
Total Return                                                15.61%          32.15%          36.24%          (5.53)%        (10.75)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 4,367,698     $ 2,804,043     $ 1,604,778     $ 1,125,467     $ 1,208,100
Ratio of Expenses to Average Net Assets                      0.27%           0.28%           0.30%           0.30%           0.29%
Ratio of Net Investment Income to Average
  Net Assets                                                 2.71%           2.35%           2.61%           2.36%           2.32%
Portfolio Turnover Rate                                        10%             15%             14%             18%              6%
---------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                          THE JAPANESE SMALL COMPANY SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 31.03%         32.73%         47.87%         (9.62)%        (13.51)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,151,429    $   605,132    $   283,699    $   195,047     $   196,187
Ratio of Expenses to Average Net Assets                       0.22%          0.27%          0.28%          0.27%           0.28%
Ratio of Net Investment Income to Average Net Assets          1.51%          1.45%          1.41%          1.26%           1.41%
Portfolio Turnover Rate                                          6%             5%            16%             5%              9%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        THE ASIA PACIFIC SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  9.30%         27.40%         61.47%          7.28%          2.84%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   395,923    $   282,999    $   156,765    $   121,637    $   130,554
Ratio of Expenses to Average Net Assets                       0.27%          0.32%          0.31%          0.32%          0.28%
Ratio of Net Investment Income to Average Net Assets          4.33%          3.82%          3.35%          3.77%          3.69%
Portfolio Turnover Rate                                         10%            11%            15%            26%            10%
------------------------------------------------------------------------------------------------------------------------------

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR             YEAR
                                                         ENDED          ENDED          ENDED          ENDED            ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,         NOV. 30,
                                                          2005           2004           2003           2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 12.88%         29.68%         44.65%         (4.67)%         (4.89)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   643,038    $   377,763    $   160,917    $    98,899     $    96,741
Ratio of Expenses to Average Net Assets                       0.22%          0.27%          0.26%          0.26%           0.27%
Ratio of Net Investment Income to Average Net Assets          3.19%          2.70%          3.25%          3.03%           2.86%
Portfolio Turnover Rate                                         12%             7%             7%             6%             14%
-------------------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 18.97%         36.57%         52.86%          3.22%         (5.43)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   981,938    $   654,644    $   448,407    $   263,068    $   210,337
Ratio of Expenses to Average Net Assets                       0.24%          0.26%          0.30%          0.31%          0.30%
Ratio of Net Investment Income to Average Net Assets          2.16%          2.09%          2.49%          2.22%          2.73%
Portfolio Turnover Rate                                         18%             9%            11%            12%            12%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                             THE EMERGING MARKETS SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR            YEAR           YEAR
                                                         ENDED          ENDED          ENDED           ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                          2005           2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 31.23%         35.47%         39.67%          2.10%         (8.54)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,852,565    $ 1,160,262    $   607,561    $   343,193    $   307,720
Ratio of Expenses to Average Net Assets                       0.27%          0.31%          0.34%          0.34%          0.46%
Ratio of Net Investment Income to Average Net Assets          3.70%          2.63%          2.23%          1.64%          1.94%
Portfolio Turnover Rate                                          9%             2%             1%             8%             6%
------------------------------------------------------------------------------------------------------------------------------

                                                                        THE EMERGING MARKETS SMALL CAP SERIES
                                                       -----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR            YEAR           YEAR
                                                         ENDED          ENDED          ENDED           ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                                          2005           2004           2003            2002           2001
------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 24.85%         35.22%         52.80%         13.07%         (9.55)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   545,271    $   237,865    $   117,744    $    40,379    $    34,687
Ratio of Expenses to Average Net Assets                       0.49%          0.52%          0.54%          0.51%          0.63%
Ratio of Net Investment Income to Average Net Assets          2.70%          1.93%          2.44%          2.03%          2.17%
Portfolio Turnover Rate                                          8%            11%             6%            16%            14%
------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                         THE DFA ONE-YEAR FIXED INCOME SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR            YEAR          YEAR           YEAR            YEAR
                                                         ENDED          ENDED          ENDED          ENDED           ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2005           2004           2003           2002            2001
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.00    $     10.10    $     10.19    $     10.11     $     10.01
                                                       -----------    -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.30           0.16           0.15           0.27            0.49
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                          (0.07)         (0.04)          0.04           0.09            0.13
                                                       -----------    -----------    -----------    -----------     -----------
    Total From Investment Operations                          0.23           0.12           0.19           0.36            0.62
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.29)         (0.15)         (0.16)         (0.28)          (0.52)
  Net Realized Gains                                            --          (0.07)         (0.12)            --              --
  Return of Capital                                             --             --             --             --              --
                                                       -----------    -----------    -----------    -----------     -----------
    Total Distributions                                      (0.29)         (0.22)         (0.28)         (0.28)          (0.52)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      9.94    $     10.00    $     10.10    $     10.19     $     10.11
===============================================================================================================================
Total Return                                                  2.32%          1.21%          1.95%          3.57%           6.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,953,544    $ 1,739,484    $ 1,455,374    $   992,829     $   739,657
Ratio of Expenses to Average Net Assets                       0.09%          0.09%          0.09%          0.09%           0.09%
Ratio of Net Investment Income to Average Net
  Assets                                                      3.04%          1.63%          1.51%          2.65%           4.89%
Portfolio Turnover Rate                                         40%           154%           143%           154%             55%
-------------------------------------------------------------------------------------------------------------------------------

                                                                      THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                     -----------------------------------------------------------------------------
                                                        YEAR              YEAR            YEAR            YEAR            YEAR
                                                       ENDED             ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2005              2004            2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $      9.99       $     10.13     $     10.22     $     10.03     $      9.70
                                                     -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.29(3)           0.12            0.25            0.30            0.44
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                        (0.10)               --           (0.01)           0.16            0.22
                                                     -----------       -----------     -----------     -----------     -----------
    Total From Investment Operations                        0.19              0.12            0.24            0.46            0.66
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    (0.33)            (0.15)          (0.19)          (0.27)          (0.14)
  Net Realized Gains                                          --             (0.11)          (0.14)             --              --
  Return of Capital                                        (0.02)               --              --              --           (0.19)
                                                     -----------       -----------     -----------     -----------     -----------
    Total Distributions                                    (0.35)            (0.26)          (0.33)          (0.27)          (0.33)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $      9.83       $      9.99     $     10.13     $     10.22     $     10.03
==================================================================================================================================
Total Return                                                1.92%             1.22%           2.36%           4.60%           6.91%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 2,068,235       $ 1,707,132     $ 1,195,610     $   799,308     $   596,209
Ratio of Expenses to Average Net Assets                     0.10%             0.11%           0.13%           0.14%           0.15%
Ratio of Net Investment Income to Average Net
  Assets                                                    2.96%             1.96%           1.78%           3.20%           4.54%
Portfolio Turnover Rate                                       59%              131%            144%            138%            113%
----------------------------------------------------------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, ("the Portfolios") of which sixteen are included in this report, (collectively, the "Series") and five are presented in separate reports:

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

     Effective September 15, 2005, The Pacific Rim Small Company Series changed its name to The Asia Pacific Small Company Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios are valued at the most recent quoted bid price or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the

International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2005, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               The U.S. Large Company Series                                   0.025 of 1%
               The Enhanced U.S. Large Company Series                           0.05 of 1%
               The U.S. Large Cap Value Series                                  0.10 of 1%
               The U.S. Small XM Value Series                                   0.10 of 1%
               The U.S. Small Cap Value Series                                  0.20 of 1%
               The U.S. Small Cap Series                                        0.03 of 1%
               The U.S. Micro Cap Series                                        0.10 of 1%
               The DFA International Value Series                               0.20 of 1%
               The Japanese Small Company Series                                0.10 of 1%
               The Asia Pacific Small Company Series                            0.10 of 1%
               The United Kingdom Small Company Series                          0.10 of 1%
               The Continental Small Company Series                             0.10 of 1%
               The Emerging Markets Series                                      0.10 of 1%
               The Emerging Markets Small Cap Series                            0.20 of 1%
               The DFA One-Year Fixed Income Series                             0.05 of 1%
               The DFA Two-Year Global Fixed Income Series                      0.05 of 1%

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

               The U.S. Large Company Series                              $   68
               The Enhanced U.S. Large Company Series                          5
               The U.S. Large Cap Value Series                                85
               The U.S. Small XM Value Series                                  3
               The U.S. Small Cap Value Series                               121
               The U.S. Small Cap Series                                      46
               The U.S. Micro Cap Series                                      61
               The DFA International Value Series                             63
               The Japanese Small Company Series                              15

               The Asia Pacific Small Company Series                      $    6
               The United Kingdom Small Company Series                         9
               The Continental Small Company Series                           15
               The Emerging Markets Series                                    26
               The Emerging Markets Small Cap Series                           6
               The DFA One-Year Fixed Income Series                           36
               The DFA Two-Year Global Fixed Income Series                    33

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                U.S. GOVERNMENT               OTHER INVESTMENT
                                                                   SECURITIES                    SECURITIES
                                                          ---------------------------   ---------------------------
                                                            PURCHASES       SALES        PURCHASES        SALES
                                                          ------------   ------------   ------------   ------------
The U.S. Large Company Series                                       --             --   $    685,966   $    213,592
The Enhanced U.S. Large Company Series                    $     36,845   $     33,190        160,817         65,511
The U.S. Large Cap Value Series                                     --             --      1,693,765        448,957
The U.S. Small XM Value Series                                      --             --         58,969        111,269
The U.S. Small Cap Value Series                                     --             --      2,293,548      1,812,015
The U.S. Small Cap Series                                           --             --        880,179        554,974
The U.S. Micro Cap Series                                           --             --      1,222,733        847,121
The DFA International Value Series                                  --             --      1,518,112        370,595
The Japanese Small Company Series                                   --             --        375,246         50,988
The Asia Pacific Small Company Series                               --             --        135,680         35,895
The United Kingdom Small Company Series                             --             --        282,022         58,602
The Continental Small Company Series                                --             --        365,937        153,448
The Emerging Markets Series                                         --             --        454,014        128,023
The Emerging Markets Small Cap Series                               --             --        264,624         30,664
The DFA One-Year Fixed Income Series                           516,122        299,672        790,386        246,265
The DFA Two-Year Global Fixed Income Series                    203,191        502,534      1,287,511        591,313

F. FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", a return of capital distribution, and net realized gains resulting from in-kind redemptions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                               INCREASE         INCREASE
                                                                              (DECREASE)       (DECREASE)
                                                             INCREASE        UNDISTRIBUTED    ACCUMULATED
                                                            (DECREASE)      NET INVESTMENT    NET REALIZED
                                                          PAID-IN CAPITAL       INCOME       GAINS/(LOSSES)
                                                          ---------------   --------------   --------------
The Enhanced U.S. Large Company Series                                 --   $        1,467   $       (1,467)
The U.S. Small XM Value Series                            $          (212)           1,756           (1,544)
The U.S. Small Cap Value Series                                    53,657           20,871          (74,528)
The U.S. Small Cap Series                                          47,051              632          (47,683)
The U.S. Micro Cap Series                                              --               49              (49)
The DFA International Value Series                                     --           (2,786)           2,786
The DFA One-Year Fixed Income Series                                   --              (52)              52
The DFA Two-Year Global Fixed Income Series                        (4,594)          14,753          (10,159)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                                              NET INVESTMENT
                                                                                INCOME AND
                                                                                SHORT-TERM        LONG-TERM
                                                                               CAPITAL GAINS    CAPITAL GAINS       TOTAL
                                                                              --------------   --------------   --------------
The Enhanced U.S. Large Company Series
2005                                                                          $        8,651   $          136   $        8,787
2004                                                                                   1,998               --            1,998

The U.S. Large Cap Value Series
2005                                                                                  79,209            3,972           83,181
2004                                                                                  33,641               --           33,641

The U.S. Small XM Value Series
2005                                                                                  14,075           14,166           28,241
2004                                                                                  11,443           10,283           21,726

The U.S. Small Cap Value Series
2005                                                                                 160,138          512,160          672,298
2004                                                                                  74,374          300,806          375,180

The U.S. Small Cap Series
2005                                                                                  47,758           94,497          142,255
2004                                                                                  10,754               --           10,754

The U.S. Micro Cap Series
2005                                                                                  81,089          217,324          298,413
2004                                                                                  48,490           22,357           70,847

The DFA International Value Series
2005                                                                                 114,177          104,987          219,164
2004                                                                                  44,310               --           44,310

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM        LONG-TERM       RETURN OF
                                                              CAPITAL GAINS    CAPITAL GAINS      CAPITAL           TOTAL
                                                             --------------   --------------   --------------   --------------
The DFA One-Year Fixed Income Series
2005                                                         $       58,014               --               --   $       58,014
2004                                                                 36,362   $          146               --           36,508

The DFA Two-Year Global Fixed Income Series
2005                                                                 63,320               --   $        4,594           67,914
2004                                                                 35,086              317               --           35,403

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                                  NET                                             TOTAL NET
                                                               INVESTMENT                                        DISTRIBUTABLE
                                                               INCOME AND      UNDISTRIBUTED      CAPITAL          EARNINGS/
                                                               SHORT-TERM        LONG-TERM          LOSS         (ACCUMULATED
                                                              CAPITAL GAINS    CAPITAL GAINS    CARRYFORWARD         LOSS)
                                                             --------------   --------------   --------------   --------------
The Enhanced U.S. Large Company Series                                   --   $        4,120               --   $        4,120
The U.S. Large Cap Value Series                              $       23,861          185,837               --          209,698
The U.S. Small XM Value Series                                        4,079           12,009               --           16,088
The U.S. Small Cap Value Series                                      41,164          678,870               --          720,034
The U.S. Small Cap Series                                            35,450          152,778               --          188,228
The U.S. Micro Cap Series                                            74,362          336,275               --          410,637
The DFA International Value Series                                   27,212          114,521               --          141,733
The DFA One-Year Fixed Income Series                                  6,006               --   $      (10,077)          (4,071)
The DFA Two-Year Global Fixed Income Series                              --               --          (17,461)         (17,461)

     For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                      EXPIRES ON
                                                                      NOVEMBER 30,
                                                             -------------------------------
                                                                  2012             2013             TOTAL
                                                             --------------   --------------   --------------
The DFA One-Year Fixed Income Series                         $        4,145   $        5,932   $       10,077
The DFA Two-Year Global Fixed Income Series                           6,273           11,188           17,461

     As of November 30, 2005 the Enhanced U.S. Large Company Series utilized capital loss carryforwards of 9,556 (in thousands) to offset future realized capital gains.

     Some of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

                                                             MARK TO MARKET   REALIZED GAINS
                                                             --------------   --------------
The DFA International Value Series                           $       14,810   $       18,494
The Japanese Small Company Series                                     3,748            1,344
The Asia Pacific Small Company Series                                 1,229            1,634
The United Kingdom Small Company Series                               2,166               33
The Continental Small Company Series                                    835            4,008
The Emerging Markets Series                                           2,977              318
The Emerging Markets Small Cap Series                                   242              436

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                     NET
                                                                                                                  UNREALIZED
                                                                 FEDERAL        UNREALIZED       UNREALIZED      APPRECIATION/
                                                                TAX COST       APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                                             --------------   --------------   --------------   --------------
The U.S. Large Company Series                                $    3,864,636   $    1,311,081   $     (401,734)  $      909,347
The Enhanced U.S. Large Company Series                              314,053            1,296           (3,079)          (1,783)
The U.S. Large Cap Value Series                                   5,054,589        1,509,600         (269,715)       1,239,885
The U.S. Small XM Value Series                                      164,039           34,449          (18,880)          15,569
The U.S. Small Cap Value Series                                   6,439,837        2,065,437         (619,924)       1,445,513
The U.S. Small Cap Series                                         2,750,109          678,974         (302,758)         376,216
The U.S. Micro Cap Series                                         3,482,168        1,214,242         (421,400)         792,842
The DFA International Value Series                                3,605,348        1,043,734          (96,935)         946,799
The Japanese Small Company Series                                 1,334,276          264,225          (99,647)         164,578
The Asia Pacific Small Company Series                               456,685           93,313          (71,298)          22,015
The United Kingdom Small Company Series                             521,607          162,792          (37,321)         125,471
The Continental Small Company Series                                839,232          315,876          (40,596)         275,280
The Emerging Markets Series                                       1,197,432          720,178          (64,062)         656,116
The Emerging Markets Small Cap Series                               431,704          151,505          (36,824)         114,681
The DFA One-Year Fixed Income Series                              1,955,943               --          (17,327)         (17,327)
The DFA Two-Year Global Fixed Income Series                       2,069,784            5,145          (22,998)         (17,853)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                                                ACCUMULATED
                                                                                               NET REALIZED
                                                                                                GAIN (LOSS)
                                                                            ACCUMULATED        OF INVESTMENT        ACCUMULATED
                                                                               NET              SECURITIES,        NET REALIZED
                                                                            INVESTMENT         FUTURES, AND          FOREIGN
                                                          PAID-IN             INCOME               SWAP              EXCHANGE
                                                          CAPITAL             (LOSS)             CONTRACTS          GAIN (LOSS)
                                                     -----------------   -----------------   -----------------   -----------------
The Enhanced U.S. Large Company Series               $         310,361   $             586   $            (409)  $           1,331
The U.S. Large Cap Value Series                              4,382,089               9,656             199,957                  --
The U.S. Small XM Value Series                                 141,002                 126              15,760                  --
The U.S. Small Cap Value Series                              5,361,474               3,243             714,640                  --
The U.S. Small Cap Series                                    2,330,001               1,287             184,446                  --
The U.S. Micro Cap Series                                    2,749,121               1,689             407,786                  --
The DFA International Value Series                           3,279,489               1,082             127,202              (1,607)
The DFA One-Year Fixed Income Series                         1,974,977               5,971             (10,077)                 --
The DFA Two-Year Global Fixed Income Series                  2,103,583               5,229             (27,714)             10,253

                                                        UNREALIZED
                                                       APPRECIATION
                                                     (DEPRECIATION) OF
                                                        INVESTMENT          UNREALIZED
                                                        SECURITIES,        NET FOREIGN
                                                       FUTURES, SWAP         EXCHANGE                               NUMBER OF
                                                       CONTRACTS, AND          GAIN              TOTAL NET            SHARES
                                                      FOREIGN CURRENCY        (LOSS)              ASSETS            AUTHORIZED
                                                     -----------------   -----------------   -----------------   -----------------
The Enhanced U.S. Large Company Series               $           2,329   $            (590)  $         313,608        Unlimited
The U.S. Large Cap Value Series                              1,239,885                  --           5,831,587        Unlimited
The U.S. Small XM Value Series                                  15,768                  --             172,656        Unlimited
The U.S. Small Cap Value Series                              1,447,542                  --           7,526,899        Unlimited
The U.S. Small Cap Series                                      378,665                  --           2,894,399        Unlimited
The U.S. Micro Cap Series                                      793,942                  --           3,952,538        Unlimited
The DFA International Value Series                             961,736                (204)          4,367,698        Unlimited
The DFA One-Year Fixed Income Series                           (17,327)                 --           1,953,544        Unlimited
The DFA Two-Year Global Fixed Income Series                    (17,851)             (5,265)          2,068,235        Unlimited

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2005, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                           UNREALIZED
                                                                            FOREIGN
SETTLEMENT                                CONTRACT         VALUE AT         EXCHANGE
   DATE            CURRENCY SOLD           AMOUNT      NOVEMBER 30, 2005   GAIN (LOSS)
----------   ------------------------   ------------   -----------------   -----------
12/13/05     42,020   Canadian Dollar   $     35,495   $          36,032   $      (537)
12/13/05     12,508   Euro Currency           14,741              14,758           (17)
12/13/05     33,649   Swedish Krona            4,135               4,171           (36)
                                        ------------   -----------------   -----------
                      Total             $     54,371   $         54,961    $      (590)
                                        ============   =================   ===========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                           UNREALIZED
                                                                            FOREIGN
SETTLEMENT                                CONTRACT         VALUE AT         EXCHANGE
   DATE            CURRENCY SOLD           AMOUNT      NOVEMBER 30, 2005   GAIN (LOSS)
----------  -------------------------   ------------   -----------------   -----------
12/06/05    180,910   Canadian Dollar   $    152,876   $         155,068   $    (2,192)
12/13/05    134,677   Euro Currency          158,641             158,881          (240)
12/13/05    180,910   Canadian Dollar        152,818             155,132        (2,314)
12/13/05    482,298   Swedish Krona           59,269              59,788          (519)
                                        ------------   -----------------   -----------
                      Total             $    523,604   $         528,869   $    (5,265)
                                        ============   =================   ===========

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     4. FUTURES CONTRACTS: During the year ended November 30, 2005, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2005, Large Company had outstanding 243 long futures contracts on the S&P 500 Index, all of which expire on December 16, 2005. The value of such contracts on November 30, 2005 was $76,004,325, which resulted in an unrealized gain of $2,448,625. Approximately $3,440,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities. At November 30, 2005, Enhanced had outstanding 942 long futures contracts on the S&P 500 Index which expire on December 16, 2005. The value of such contracts on November 30, 2005 was $294,634,050, which resulted in an unrealized gain of $3,197,750. The securities in Enhanced have been segregated as collateral for the open futures contracts.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and from the possibility that the Large Company and Enhanced could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At November 30, 2005, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 19, 2005 (which represents approximately 6% of the net assets of Enhanced), terminating on April 19, 2006. The notional value of the swap was $17,798,550 and Enhanced had recorded net unrealized appreciation of $915,080, owed to Enhanced as of November 30, 2005. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.07% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                                  WEIGHTED        WEIGHTED      NUMBER OF     INTEREST    MAXIMUM AMOUNT
                                                   AVERAGE         AVERAGE        DAYS        EXPENSE     BORROWED DURING
                                                INTEREST RATE   LOAN BALANCE   OUTSTANDING    INCURRED      THE PERIOD
                                                -------------   ------------   -----------   ----------   ---------------
The U.S. Small XM Value Series                           3.86%  $      5,366            35   $       20   $        25,279
The DFA International Value Series                       3.90%           286             2           --               331
The Japanese Small Company Series                        3.15%           200             1           --               200
The Asia Pacific Small Company Series                    3.99%           308             5           --               340
The United Kingdom Small Company Series                  3.80%         1,192            10            1             2,700
The Continental Small Company Series                     4.78%         1,913             4            1             6,452
The Emerging Markets Series                              4.73%         2,265             8            2             6,345

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Trust under the line of credit with the international custodian bank during the year ended November 30, 2005.

J. SECURITIES LENDING:

     As of November 30, 2005, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments for The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series and the summary schedules of portfolio holdings for The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly The Pacific Rim Small Company Series), The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
  WITH THE FUND             TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND ADDRESS                LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides   DFAITC - since 1993      79 portfolios in 4      Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG    DFAIDG - since 1983      investment companies    Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993      79 portfolios in 4      Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG    DFAIDG - since 1986      investment companies    Economics, Graduate School of Business, University of
and DEM.                   DIG - since 1993                                 Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.         DEM - since 1993                                 (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                         Formerly, President, Cardean University (division of
Chicago, IL 60637                                                           UNext.com). Member of the Boards of Milwaukee Mutual
Date of Birth: 1/19/39                                                      Insurance Company and UNext.com. Formerly, Trustee,
                                                                            First Prairie Funds (registered investment company).
                                                                            Trustee, Harbor Fund (registered investment company)
                                                                            (13 Portfolios).

NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
  WITH THE FUND             TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND ADDRESS                LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993      79 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies    Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                   DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.         DEM - since 1993                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                   consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                             (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                               Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003     79 portfolios in 4      John and Natty McArthur University Professor, Graduate
Director of DFAIDG, DIG    DFA IDG - since 2003     investment companies    School of Business Administration, Harvard University
and DEM.                   DFA DIG - since 2003                             (since 1998). George Fisher Baker Professor of
Trustee of DFAITC.         DEM - since 2003                                 Business Administration, Graduate School of Business
Harvard Business School                                                     Administration, Harvard University (1988-1998),
397 Morgan Hall Soldiers                                                    Co-founder, Chief Science Officer, Integrated Finance
Field Boston, MA 02163                                                      Limited (since 2002). Director, MF Risk, Inc. (risk
Date of Birth: 7/31/44                                                      management software) (since 2001). Director, Peninsula
                                                                            Banking Group (bank) (since 2003). Director, Community
                                                                            First Financial Group (bank holding company) (since
                                                                            2003). Formerly, Co-Founder and Principal, Long-Term
                                                                            Capital Management. Director, Vical Incorporated
                                                                            (biopharmaceutical product development).

Myron S. Scholes           DFAITC - since 1993      79 portfolios in 4      Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG    DFAIDG - since 1981      investment companies    University. Managing Partner, Oak Hill Capital
and DEM.                   DIG - since 1993                                 Management (private equity firm). Chairman, Oak Hill
Trustee of DFAITC.         DEM - since 1993                                 Platinum Partners (hedge fund). Director, Chicago
Oak Hill Capital                                                            Mercantile Exchange, Consultant, Arbor Investors.
Management, Inc.                                                            Formerly, Director, Smith Breeden Family of Funds.
2775 Sand Hill Rd                                                           Director, American Century Fund Complex (registered
Suite 220                                                                   investment companies) (38 Portfolios); and Director,
Menlo Park, CA 94025                                                        Chicago Mercantile Exchange Holdings Inc.
Date of Birth: 7/01/41

Abbie J. Smith             DFAITC - since 2000      79 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000      investment companies    Graduate School of Business, University of Chicago,
and DEM.                   DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business School
Trustee of DFAITC.         DEM - since 2000                                 (9/01 to 8/02). Director, HON Industries Inc. (office
Graduate School of                                                          furniture) and Director, Ryder System Inc.
Business                                                                    (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
  WITH THE FUND             TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
   AND ADDRESS                LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993      79 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director,        DFAIDG - since 1981      investment companies    Investment Officer and President of Dimensional Fund
Chief Executive Officer,   DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Chief Investment Officer   DEM - since 1993                                 DEM. Chairman, Trustee, Chief Executive Officer, Chief
and President of DFAIDG,                                                    Investment Officer and President of DFAITC. Director
DIG and DEM. Chairman,                                                      of Dimensional Fund Advisors Ltd, and formerly Chief
Trustee, Chief Executive                                                    Investment Officer. Director, Chief Investment Officer
Officer, Chief Investment                                                   and President of DFA Australia Ltd. Formerly, Director
Officer and President of                                                    of Dimensional Funds PLC. Chairman, Director, Chief
DFAITC.                                                                     Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                      Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                     except for Dimensional Fund Advisors Canada Inc.,
                                                                            which was from 6/17/2003.)

                                                                            Limited Partner, Oak Hill Partners, Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment company).
                                                                            Formerly Director, Assante Corporation (investment
                                                                            management) (until 2002).

Rex A. Sinquefield*        DFAITC - since 1993      79 portfolios in 4      Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of   DFAIDG - since 1981      investment companies    Investment Officer) of Dimensional Fund Advisors Inc.,
DFAIDG, DIG and DEM.       DIG - since 1992                                 DFA Securities Inc., DFAIDG, DIG and DEM, Chairman,
Trustee and Chairman of    DEM - since 1993                                 Trustee (and prior to 1/1/2003, Chief Investment
DFAITC.                                                                     Officer) of DFAITC. Director and formerly President of
1299 Ocean Avenue                                                           Dimensional Fund Advisors Ltd., Director (and prior to
Santa Monica, CA 90401                                                      1/1/2003, Chief Investment Officer) of DFA Australia
Date of Birth: 9/07/44                                                      Ltd. Director of Dimensional Funds PLC and Dimensional
                                                                            Fund Advisors Canada Inc.

                                                                            Trustee, St. Louis University. Life Trustee and Member
                                                                            of Investment Committee, DePaul University. Director,
                                                                            The German St. Vincent Orphan Home. Member of
                                                                            Investment Committee, Archdiocese of St. Louis.
                                                                            Director, St. Louis Art Institute.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
M. Akbar Ali                           Since 2005     Vice President of all the DFA Entities. Portfolio Manager of Dimensional
Vice President                                        (since August 2002). Formerly, Graduate Student at the University of
Date of Birth: 7/1/71                                 California, Los Angeles (August 2000 to June 2002); Senior Technology Office
                                                      at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery                           Since 2005     Vice President of all the DFA Entities. From June 2002 to January 2005,
Vice President                                        institutional client service representative of Dimensional. Formerly,
Date of Birth: 1/4/66                                 institutional client service and marketing representative for Metropolitan
                                                      West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to
                                                      January 2001).

Arthur H. Barlow                       Since 1993     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                       Since 2001     Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and                                    Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003,
Assistant Secretary                                   Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for
Date of Birth: 1/24/67                                Dimensional.

Stephen A. Clark                       Since 2004     Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Graduate Student at the University of
Date of Birth: 8/20/72                                Chicago (September 2000 to March 2001); and Associate of US Bancorp Piper
                                                      Jaffrey (September 1999 to September 2000) and an Analyst and later an
                                                      Associate of John Nuveen & Co. (August 1997 to September 1999).

Truman A. Clark                        Since 1996     Vice President of all the DFA Entities, Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                 Since 2004     Vice President of all the DFA Entities. Formerly, Senior Compliance Officer,
Vice President                                        INVESCO Institutional, Inc. and its affiliates (August 2000 to January
Date of Birth: 12/21/65                               2004); Branch Chief, Investment Company and Investment Advisor Inspections,
                                                      Securities and Exchange Commission (April 1994 to August 2000).

James L. Davis                         Since 1999     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd, Formerly at Kansas
Date of Birth: 11/29/56                               State University. Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                        Since 1994     Vice President of all the DFA Entities and DFA Australia Limited. Formerly,
Vice President                                        Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                     Since 2001     Vice President of all the DFA Entities. Prior to April 2001, marketing
Vice President                                        supervisor and marketing coordinator for Dimensional. Formerly, Vice
Date of Birth: 3/18/70                                President of DFA Australia Limited.

Richard A. Eustice                     Since 1998     Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and                                    Australia Limited. Formerly, Vice President of Dimensional Fund Advisors
Assistant Secretary                                   Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                    Since 1993     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004     Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                         Since 2001     Vice President of all the DFA Entities, Formerly, Professor and Associate
Vice President                                        Dean of the Leventhal School of Accounting (September 1998 to August 2001)
Date of Birth: 11/24/61                               and Academic Director Master of Business Taxation Program (June 1996 to
                                                      August 2001) at the University of Southern California Marshall School of
                                                      Business.

Henry F. Gray                          Since 2000     Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                   Since 1997     Vice President, Controller and Assistant Treasurer of all the DFA Entities,
Vice President, Controller                            DFA Australia Limited, and Dimensional Fund Advisors Ltd. Formerly,
and Assistant Treasurer                               Assistant Secretary of Dimensional Fund Advisors Ltd.
Date of Birth: 1/22/61

Kevin Hight                            Since 2005     Vice President of all the DFA Entities. Formerly, Regional Director of
Vice President                                        Dimensional (since March 2003 to March 2005). Formerly, Vice President and
Date of Birth: 11/13/67                               Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho                        Since 2004     Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                        Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                           Since 2004     Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                        Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                (September 1997 to August 2001).

Patrick M. Keating                     Since 2003     Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. (since June 2003). Formerly, Director, President and Chief Executive
Date of Birth: 12/21/54                               Officer, Assante Asset Management, Inc. (October 2000 to December 2002);
                                                      Director, Assante Capital Management (October 2000 to December 2002);
                                                      President and Chief Executive Officer, Assante Capital Management (October
                                                      2000 to April 2001); Executive Vice President, Assante Corporation (May 2001
                                                      to December 2002); Director, Assante Asset Management Ltd. (September 1997
                                                      to December 2002); President and Chief Executive Officer, Assante Asset
                                                      Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich                     Since 2004     Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                        Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital
Date of Birth: 11/7/71                                Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane                        Since 2004     Vice President of all the DFA Entities. Formerly, Vice President of Advisor
Vice President                                        Services at TIAA-CREF (July 2001 to September 2004); AEGON, President,
Date of Birth: 7/11/67                                Advisor Resources (September 1994 to June 2001).

Juliet Lee                             Since 2005     Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                        Dimensional (since January 2004). Formerly, Assistant Vice President for
Date of Birth: 1/12/71                                Metropolitan West Asset Management LLC (February 2001 to December 2003) and
                                                      Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Heather H. Mathews                     Since 2004     Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                        Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at
Date of Birth: 12/12/69                               Harvard University (August 1998 to June 2000).

David M. New                           Since 2003     Vice President of all the DFA Entities. Formerly, Client Service Manager of
Vice President                                        Dimensional. Formerly, Director of Research, Wurts and Associates
Date of Birth: 2/9/60                                 (investment consulting firm) (December 2000 to June 2002).


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                  Vice President   Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary           since 1997     Assistant Secretary of DFA Australia Limited (since February 2002, April
Date of Birth: 5/7/64                and Secretary    1997 and May 2002, respectively). Vice President and Secretary of
                                       since 2000     Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                      Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park                          Since 2005     Vice President of all the DFA Entities. From February 2002 to January 2005,
Vice President                                        institutional client service representative of Dimensional. Formerly,
Date of Birth: 6/28/72                                Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February
                                                      2002); Graduate student at New York University (February 2000 to December
                                                      2000).

David A. Plecha                        Since 1993     Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                        Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                     Since 2002     Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                        Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August
Date of Birth: 1/28/67                                1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez                    Since 2005     Vice President of all the DFA Entities. From August 2004 to July 2005,
Vice President                                        institutional client service representative of Dimensional. Formerly,
Date of Birth: 5/18/71                                Financial Services Analyst, Cato Institute (September 2001 to June 2004);
                                                      Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004);
                                                      and Assistant Director, Project on Global Economic Liberty, Cato Institute
                                                      (January 1996 to August 2001).

Michael T. Scardina                    Since 1993     Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                       Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and
Officer and Treasurer                                 since June 2003, Dimensional Fund Advisors Canada Inc. Director, Dimensional
Date of Birth: 10/12/55                               Fund Advisors Ltd. (since February 2002) and Dimensional Funds, plc (January
                                                      2002).

David E. Schneider                     Since 2001     Vice President of all the DFA Entities. Currently, Director of Institutional
Vice President                                        Services. Prior to 2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

Jeanne C. Sinquefield, Ph.D.*          Since 1988     Executive Vice President of all the DFA Entities and DFA Australia Limited.
Executive Vice President                              Vice President (formerly, Executive Vice President) of Dimensional Fund
Date of Birth: 12/2/46                                Advisors Ltd. (since January 2003) and Dimensional Fund Advisor Canada Inc.
                                                      (since June 2003).

Grady M. Smith                         Since 2004     Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                Incorporated (July 1995 to June 2001).

Carl G. Snyder                         Since 2000     Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                        Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                     Since 2004     Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                     Since 2004     Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                        Inc. (since June 2003). Prior to April 2002, Regional Director of
Date of Birth: 3/25/73                                Dimensional. Formerly, Vice President and General Manager of Assante Global
                                                      Advisors (July 2000 to April 2002); Vice President of Assante Asset
                                                      Management Inc. (March 2000 to July 2000); and Private Client Manager at
                                                      Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                        Since 1997     Vice President of all the DFA Entities, DFA Australia Limited, Dimensional
Vice President                                        Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada
Date of Birth: 3/10/66                                Inc.


                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
        AND ADDRESS                     SERVICE                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                       Since 2004     Vice President of all the DFA Entities. Prior to April 2004, institutional
Vice President                                        client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                   Since 1997     Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                        Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                      Since 2001     Vice President of all the DFA Entities. Prior to 2001, Director of Financial
Vice President                                        Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd.
Date of Birth: 3/3/45                                 (since October 2003) and President of Dimensional Fund Advisors Canada Inc.
                                                      (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                                     NET
                                                  INVESTMENT       SHORT-TERM       LONG-TERM       RETURN
                                                    INCOME        CAPITAL GAIN     CAPITAL GAIN       OF      TAX-EXEMPT
DFA INVESTMENT DIMENSIONS GROUP INC.            DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    CAPITAL     INTEREST
------------------------------------            -------------    -------------    -------------    -------    ----------
U.S. Large Company Portfolio                           100.00%              --               --         --            --
Enhanced U.S. Large Company Portfolio                  100.00%              --               --         --            --
U.S. Large Cap Value Portfolio                         100.00%              --               --         --            --
U.S. Small XM Value Portfolio                           63.49%              --            36.51%        --            --
U.S. Small Cap Value Portfolio                          29.15%              --            70.85%        --            --
U.S. Small Cap Portfolio                                81.11%            0.10%           18.79%        --            --
U.S. Micro Cap Portfolio                                44.30%              --            55.70%        --            --
DFA Real Estate Securities Portfolio                    60.98%            4.04%           34.98%        --            --
Large Cap International Portfolio                      100.00%              --               --         --            --
International Core Equity Portfolio                        --               --               --         --            --
International Small Company Portfolio                   48.87%            3.73%           47.40%        --            --
Japanese Small Company Portfolio                       100.00%              --               --         --            --
Asia Pacific Small Company Portfolio                   100.00%              --               --         --            --
United Kingdom Small Company Portfolio                  38.68%           12.69%           48.63%        --            --
Continental Small Company Portfolio                     38.45%            1.96%           59.58%        --            --
DFA International Small Cap Value Portfolio             51.57%            2.54%           45.89%        --            --
Emerging Markets Portfolio                             100.00%              --               --         --            --
Emerging Markets Small Cap Portfolio                    40.34%           14.98%           44.69%        --            --
Emerging Markets Core Equity Portfolio                 100.00%              --               --         --            --
DFA One-Year Fixed Income Portfolio                    100.00%              --               --         --            --
DFA Two-Year Global Fixed Income Portfolio             100.00%              --               --         --            --
DFA Five-Year Government Portfolio                     100.00%              --               --         --            --
DFA Five-Year Global Fixed Income Portfolio            100.00%              --               --         --            --
DFA Intermediate Government Fixed Income                94.26%              --             5.74%        --            --
DFA Short-Term Municipal Bond Portfolio                    --               --               --         --        100.00%

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio                       98.60%              --             1.40%        --            --

THE DFA INVESTMENT TRUST COMPANY
The Enhanced U.S. Large Company Series                  98.46%              --             1.54%        --            --
The U.S. Large Cap Value Series                         95.23%              --             4.77%        --            --
The U.S. Small XM Value Series                          14.21%           35.62%           50.16%        --            --
The U.S. Small Cap Value Series                         13.72%           10.09%           76.18%        --            --
The U.S. Small Cap Series                               20.49%           13.08%           66.43%        --            --
The U.S. Micro Cap Series                               10.36%           16.82%           72.83%        --            --
The DFA International Value Series                      50.96%            1.14%           47.90%        --            --
The DFA One-Year Fixed Income Series                   100.00%              --               --         --            --
The DFA Two-Year Global Fixed Income Series             93.24%              --               --       6.76%           --

                                                                   CORPORATE
                                                                   DIVIDENDS      QUALIFYING       U.S.        FOREIGN
                                                    TOTAL           RECEIVED       DIVIDEND     GOVERNMENT       TAX
DFA INVESTMENT DIMENSIONS GROUP INC.            DISTRIBUTIONS     DEDUCTION(1)     INCOME(2)    INTEREST(3)    CREDIT(4)
------------------------------------            -------------    -------------    ----------    -----------    ---------
U.S. Large Company Portfolio                           100.00%          100.00%        92.00%           --            --
Enhanced U.S. Large Company Portfolio                  100.00%              --            --            --            --
U.S. Large Cap Value Portfolio                         100.00%           94.00%        89.00%           --            --
U.S. Small XM Value Portfolio                          100.00%           26.00%        19.00%           --            --
U.S. Small Cap Value Portfolio                         100.00%           64.00%        53.00%           --            --
U.S. Small Cap Portfolio                               100.00%           43.00%        44.00%           --            --
U.S. Micro Cap Portfolio                               100.00%           29.00%        32.00%           --            --
DFA Real Estate Securities Portfolio                   100.00%              --            --            --            --
Large Cap International Portfolio                      100.00%              --         70.00%           --          7.24%
International Core Equity Portfolio                        --               --            --            --          5.91%
International Small Company Portfolio                  100.00%              --         63.00%           --          5.56%
Japanese Small Company Portfolio                       100.00%              --         71.00%           --          6.52%
Asia Pacific Small Company Portfolio                   100.00%              --         45.00%           --          2.31%
United Kingdom Small Company Portfolio                 100.00%              --         93.00%           --            --
Continental Small Company Portfolio                    100.00%              --         54.00%           --         12.63%
DFA International Small Cap Value Portfolio            100.00%              --         63.00%           --          4.82%
Emerging Markets Portfolio                             100.00%              --         65.00%           --         11.00%
Emerging Markets Small Cap Portfolio                   100.00%              --         67.00%           --          9.29%
Emerging Markets Core Equity Portfolio                 100.00%              --        100.00%           --         19.54%
DFA One-Year Fixed Income Portfolio                    100.00%              --            --            --            --
DFA Two-Year Global Fixed Income Portfolio             100.00%              --            --            --            --
DFA Five-Year Government Portfolio                     100.00%              --            --         99.21%           --
DFA Five-Year Global Fixed Income Portfolio            100.00%              --            --         11.85%           --
DFA Intermediate Government Fixed Income               100.00%              --            --         99.40%           --
DFA Short-Term Municipal Bond Portfolio                100.00%              --            --            --            --

DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio                      100.00%              --         60.00%           --            --

THE DFA INVESTMENT TRUST COMPANY
The Enhanced U.S. Large Company Series                 100.00%              --            --         23.10%           --
The U.S. Large Cap Value Series                        100.00%           87.00%        80.00%           --            --
The U.S. Small XM Value Series                         100.00%           19.00%        18.00%           --            --
The U.S. Small Cap Value Series                        100.00%           50.00%        46.00%           --            --
The U.S. Small Cap Series                              100.00%           40.00%        37.00%           --            --
The U.S. Micro Cap Series                              100.00%           28.00%        27.00%           --            --
The DFA International Value Series                     100.00%              --         56.00%           --          6.65%
The DFA One-Year Fixed Income Series                   100.00%              --            --         21.82%           --
The DFA Two-Year Global Fixed Income Series            100.00%              --            --         28.59%           --

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of net investment income and short-term capital gain distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

DFA INVESTMENT DIMENSIONS GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. EQUITY PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2005

DIMENSIONAL INVESTING

Dimensional Fund Advisors strives to deliver the returns of capital markets and add value through resourceful trading. The firm departs from the rules and rigidity of traditional indexing and avoids the futile and cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

On the firm's twenty-fifth anniversary, it pays to look back at the performance of asset classes over a variety of different climates. Through good times and bad, clients who stayed the course not only captured asset class returns across the spectrum but in many cases added value over traditional indexes through Dimensional's engineering and trading infrastructure.

A look through our annual reports gives you a sense of the breadth of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Academic research has documented that, over the long term, small cap stocks outperform large cap stocks and that value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return trade-offs. The portfolios are diversified and painstakingly designed to work together in your total investment plan.

DIMENSIONAL'S INVESTMENT STRATEGIES

$84 Billion in Assets Under Management Worldwide as of November 30, 2005

CORE EQUITY

US Core Equity
International Core Equity
Emerging Markets Core Equity

SMALL CAP

US Micro Cap
US Small Cap
International Small Cap
Emerging Markets Small Cap

VALUE

US Small Cap Value
US Large Cap Value
International Small Cap Value
International Value
Emerging Markets Value

TAX-MANAGED

US Small Cap
US Small Cap Value
US Equity
US Marketwide Value
International Value

FIXED INCOME

One-year
Two-Year Global
Five-Year Government
Five-Year Global
Intermediate Government
Short-Term Municipal

We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

[DIMENSIONAL LOGO]

Dimensional Fund Advisors Inc. is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For this and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors Inc. collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

DIMENSIONAL INVESTING

                                                                                        PAGE
                                                                                      --------
DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Charts                                                                       1
    Management's Discussion and Analysis                                                     3
    Definitions of Abbreviations and Footnotes                                               7
    Disclosure of Fund Expenses                                                              8
    Disclosure of Portfolio Holdings                                                        10
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Tax-Managed U.S. Marketwide Value Portfolio                                         12
        Tax-Managed U.S. Equity Portfolio                                                   12
        Tax-Managed U.S. Small Cap Value Portfolio                                          13
        Tax-Managed U.S. Small Cap Portfolio                                                15
        Tax-Managed DFA International Value Portfolio                                       17
    Statements of Assets and Liabilities                                                    21
    Statements of Operations                                                                22
    Statements of Changes in Net Assets                                                     24
    Financial Highlights                                                                    26
    Notes to Financial Statements                                                           29
    Report of Independent Registered Public Accounting Firm                                 37

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts                                                                      38
    Management's Discussion and Analysis                                                    39
    Disclosure of Fund Expenses                                                             41
    Disclosure of Portfolio Holdings                                                        42
    Summary Schedules of Portfolio Holdings
        The Tax-Managed U.S. Marketwide Value Series                                        44
        The Tax-Managed U.S. Equity Series                                                  46
    Statements of Assets and Liabilities                                                    48
    Statements of Operations                                                                49
    Statements of Changes in Net Assets                                                     50
    Financial Highlights                                                                    51
    Notes to Financial Statements                                                           52
    Report of Independent Registered Public Accounting Firm                                 55

FUND MANAGEMENT                                                                             56

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                                 63

NOTICE TO SHAREHOLDERS                                                                      64

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2005

              TAX-MANAGED U.S. MARKETWIDE VALUE
DATE                                  PORTFOLIO         RUSSELL 3000 VALUE INDEX
12/14/1998                                10000                            10000
12/31/1998                                10310                            10636
 1/31/1999                                10370                            10695
 2/28/1999                                 9990                            10500
 3/31/1999                                10347                            10695
 4/30/1999                                11588                            11693
 5/31/1999                                11758                            11598
 6/30/1999                                12050                            11941
 7/31/1999                                11588                            11596
 8/31/1999                                11177                            11167
 9/30/1999                                10601                            10789
10/31/1999                                10762                            11349
11/30/1999                                10702                            11269
12/31/1999                                10870                            11342
 1/31/2000                                10244                            10977
 2/29/2000                                 9527                            10261
 3/31/2000                                10648                            11422
 4/30/2000                                10922                            11302
 5/31/2000                                10800                            11402
 6/30/2000                                10130                            10937
 7/31/2000                                10639                            11090
 8/31/2000                                11279                            11698
 9/30/2000                                11154                            11794
10/31/2000                                11481                            12062
11/30/2000                                11001                            11627
12/31/2000                                12056                            12251
 1/31/2001                                12928                            12317
 2/28/2001                                12764                            11997
 3/31/2001                                12384                            11589
 4/30/2001                                13128                            12154
 5/31/2001                                13438                            12430
 6/30/2001                                13286                            12209
 7/31/2001                                13099                            12166
 8/31/2001                                12322                            11709
 9/30/2001                                10809                            10852
10/31/2001                                10872                            10783
11/30/2001                                11899                            11421
12/31/2001                                12263                            11720
 1/31/2002                                11837                            11647
 2/28/2002                                11661                            11669
 3/31/2002                                12161                            12246
 4/30/2002                                11693                            11891
 5/31/2002                                11537                            11913
 6/30/2002                                10414                            11263
 7/31/2002                                 9124                            10169
 8/31/2002                                 9259                            10237
 9/30/2002                                 8417                             9127
10/31/2002                                 8854                             9764
11/30/2002                                 9469                            10390
12/31/2002                                 8924                             9939
 1/31/2003                                 8736                             9695
 2/28/2003                                 8496                             9432
 3/31/2003                                 8499                             9454
 4/30/2003                                 9292                            10291
 5/31/2003                                10075                            10982
 6/30/2003                                10155                            11123
 7/31/2003                                10479                            11316
 8/31/2003                                10907                            11511
 9/30/2003                                10560                            11397
10/31/2003                                11313                            12112
11/30/2003                                11626                            12299
12/31/2003                                12216                            13033
 1/31/2004                                12478                            13279
 2/29/2004                                12751                            13562
 3/31/2004                                12742                            13467
 4/30/2004                                12512                            13109
 5/31/2004                                12606                            13244
 6/30/2004                                12997                            13584
 7/31/2004                                12546                            13356
 8/31/2004                                12472                            13541
 9/30/2004                                12926                            13778
10/31/2004                                13094                            14006
11/30/2004                                13979                            14759
12/31/2004                                14435                            15240
 1/31/2005                                14118                            14942
 2/28/2005                                14658                            15420
 3/31/2005                                14507                            15199
 4/30/2005                                13978                            14885
 5/31/2005                                14581                            15288
 6/30/2005                                14945                            15498
 7/31/2005                                15753                            15984
 8/31/2005                                15731                            15888
 9/30/2005                                16019                            16089
10/31/2005                                15625                            15681
11/30/2005                                16253                            16205

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           12/14/1998
--------------------------------------------------------------------
                         16.27%           8.12%             7.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
DOW JONES WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2005

                                                         DOW JONES WILSHIRE 5000
DATE              TAX-MANAGED U.S. EQUITY PORTFOLIO                        INDEX
 9/25/2001                                    10000                        10000
 9/30/2001                                    10240                        10278
10/31/2001                                    10780                        10539
11/30/2001                                    11780                        11346
12/31/2001                                    11967                        11550
 1/31/2002                                    11707                        11407
 2/28/2002                                    11297                        11172
 3/31/2002                                    11877                        11661
 4/30/2002                                    11207                        11092
 5/31/2002                                    10956                        10961
 6/30/2002                                    10026                        10190
 7/31/2002                                     9085                         9368
 8/31/2002                                     9185                         9423
 9/30/2002                                     8305                         8478
10/31/2002                                     8945                         9127
11/30/2002                                     9406                         9677
12/31/2002                                     8855                         9141
 1/31/2003                                     8633                         8911
 2/28/2003                                     8482                         8760
 3/31/2003                                     8573                         8859
 4/30/2003                                     9257                         9585
 5/31/2003                                     9810                        10171
 6/30/2003                                     9921                        10322
 7/31/2003                                    10233                        10570
 8/31/2003                                    10525                        10824
 9/30/2003                                    10303                        10704
10/31/2003                                    10978                        11358
11/30/2003                                    11119                        11517
12/31/2003                                    11567                        12034
 1/31/2004                                    11800                        12302
 2/29/2004                                    11972                        12482
 3/31/2004                                    11820                        12349
 4/30/2004                                    11627                        12085
 5/31/2004                                    11800                        12252
 6/30/2004                                    12016                        12507
 7/31/2004                                    11539                        12029
 8/31/2004                                    11539                        12069
 9/30/2004                                    11743                        12284
10/31/2004                                    11906                        12494
11/30/2004                                    12456                        13079
12/31/2004                                    12886                        13553
 1/31/2005                                    12579                        13193
 2/28/2005                                    12845                        13468
 3/31/2005                                    12629                        13230
 4/30/2005                                    12332                        12931
 5/31/2005                                    12804                        13436
 6/30/2005                                    12884                        13557
 7/31/2005                                    13430                        14124
 8/31/2005                                    13327                        13986
 9/30/2005                                    13440                        14084
10/31/2005                                    13182                        13839
11/30/2005                                    13698                        14397

AVERAGE ANNUAL            ONE             FROM
TOTAL RETURN              YEAR          9/25/2001
-------------------------------------------------
                         9.97%            7.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire indices provided by Dow Jones Indexes.

[CHART]

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
DECEMBER 11, 1998-NOVEMBER 30, 2005

                                        TAX-MANAGED
DATE                 U.S. SMALL CAP VALUE PORTFOLIO     RUSSELL 2000 VALUE INDEX
12/11/1998                                    10000                        10000
12/31/1998                                    10430                        10434
 1/31/1999                                    10570                        10197
 2/28/1999                                     9760                         9500
 3/31/1999                                     9770                         9423
 4/30/1999                                    10900                        10283
 5/31/1999                                    11390                        10599
 6/30/1999                                    12020                        10982
 7/31/1999                                    11850                        10722
 8/31/1999                                    11520                        10330
 9/30/1999                                    11200                        10123
10/31/1999                                    10780                         9920
11/30/1999                                    11190                         9972
12/31/1999                                    11759                        10278
 1/31/2000                                    11508                        10010
 2/29/2000                                    12171                        10622
 3/31/2000                                    12674                        10671
 4/30/2000                                    12423                        10734
 5/31/2000                                    12051                        10570
 6/30/2000                                    12352                        10879
 7/31/2000                                    12413                        11241
 8/31/2000                                    13257                        11744
 9/30/2000                                    13066                        11677
10/31/2000                                    12754                        11635
11/30/2000                                    12141                        11397
12/31/2000                                    13254                        12621
 1/31/2001                                    14480                        12970
 2/28/2001                                    14297                        12952
 3/31/2001                                    13811                        12744
 4/30/2001                                    14753                        13334
 5/31/2001                                    15421                        13677
 6/30/2001                                    15938                        14227
 7/31/2001                                    15674                        13908
 8/31/2001                                    15361                        13859
 9/30/2001                                    12860                        12329
10/31/2001                                    13548                        12651
11/30/2001                                    14814                        13561
12/31/2001                                    15948                        14391
 1/31/2002                                    15999                        14582
 2/28/2002                                    15805                        14671
 3/31/2002                                    17310                        15770
 4/30/2002                                    17594                        16325
 5/31/2002                                    16913                        15785
 6/30/2002                                    16100                        15436
 7/31/2002                                    13508                        13142
 8/31/2002                                    13386                        13084
 9/30/2002                                    12248                        12150
10/31/2002                                    12451                        12332
11/30/2002                                    13559                        13316
12/31/2002                                    12968                        12748
 1/31/2003                                    12602                        12388
 2/28/2003                                    12093                        11972
 3/31/2003                                    12093                        12100
 4/30/2003                                    13375                        13250
 5/31/2003                                    14912                        14602
 6/30/2003                                    15442                        14849
 7/31/2003                                    16398                        15590
 8/31/2003                                    17233                        16183
 9/30/2003                                    17060                        15997
10/31/2003                                    18750                        17300
11/30/2003                                    19564                        17965
12/31/2003                                    20328                        18615
 1/31/2004                                    21165                        19259
 2/29/2004                                    21492                        19633
 3/31/2004                                    21686                        19904
 4/30/2004                                    20818                        18875
 5/31/2004                                    20920                        19103
 6/30/2004                                    22014                        20073
 7/31/2004                                    20737                        19150
 8/31/2004                                    20482                        19338
 9/30/2004                                    21536                        20103
10/31/2004                                    21730                        20415
11/30/2004                                    23836                        22226
12/31/2004                                    24747                        22757
 1/31/2005                                    23986                        21876
 2/28/2005                                    24580                        22312
 3/31/2005                                    24018                        21852
 4/30/2005                                    22371                        20724
 5/31/2005                                    23715                        21988
 6/30/2005                                    24664                        22961
 7/31/2005                                    26416                        24267
 8/31/2005                                    26103                        23710
 9/30/2005                                    26268                        23671
10/31/2005                                    25548                        23076
11/30/2005                                    26717                        24013

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           12/11/1998
--------------------------------------------------------------------
                         12.09%           17.09%            15.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
DECEMBER 15, 1998-NOVEMBER 30, 2005

DATE           TAX-MANAGED U.S. SMALL CAP PORTFOLIO           RUSSELL 2000 INDEX
12/15/1998                                    10000                        10000
12/31/1998                                    10480                        10837
 1/31/1999                                    10710                        10981
 2/28/1999                                     9850                        10091
 3/31/1999                                     9770                        10249
 4/30/1999                                    10770                        11167
 5/31/1999                                    11230                        11330
 6/30/1999                                    11890                        11842
 7/31/1999                                    11780                        11518
 8/31/1999                                    11400                        11092
 9/30/1999                                    11350                        11094
10/31/1999                                    11240                        11139
11/30/1999                                    12190                        11804
12/31/1999                                    13633                        13141
 1/31/2000                                    13643                        12929
 2/29/2000                                    16290                        15064
 3/31/2000                                    15328                        14071
 4/30/2000                                    14004                        13224
 5/31/2000                                    13102                        12453
 6/30/2000                                    14606                        13539
 7/31/2000                                    14085                        13103
 8/31/2000                                    15368                        14103
 9/30/2000                                    15077                        13688
10/31/2000                                    14445                        13078
11/30/2000                                    12982                        11734
12/31/2000                                    13835                        12742
 1/31/2001                                    15243                        13406
 2/28/2001                                    14066                        12527
 3/31/2001                                    13392                        11914
 4/30/2001                                    14599                        12846
 5/31/2001                                    15223                        13162
 6/30/2001                                    15928                        13616
 7/31/2001                                    15264                        12879
 8/31/2001                                    14710                        12463
 9/30/2001                                    12497                        10786
10/31/2001                                    13483                        11417
11/30/2001                                    14630                        12301
12/31/2001                                    15618                        13059
 1/31/2002                                    15416                        12924
 2/28/2002                                    14861                        12570
 3/31/2002                                    16132                        13580
 4/30/2002                                    16031                        13704
 5/31/2002                                    15255                        13095
 6/30/2002                                    14296                        12446
 7/31/2002                                    12198                        10566
 8/31/2002                                    12198                        10539
 9/30/2002                                    11279                         9782
10/31/2002                                    11693                        10096
11/30/2002                                    12662                        10997
12/31/2002                                    11995                        10384
 1/31/2003                                    11652                        10097
 2/28/2003                                    11268                         9792
 3/31/2003                                    11359                         9918
 4/30/2003                                    12500                        10858
 5/31/2003                                    13904                        12023
 6/30/2003                                    14318                        12241
 7/31/2003                                    15206                        13007
 8/31/2003                                    16055                        13603
 9/30/2003                                    15863                        13351
10/31/2003                                    17357                        14473
11/30/2003                                    18013                        14987
12/31/2003                                    18361                        15291
 1/31/2004                                    19200                        15955
 2/29/2004                                    19361                        16098
 3/31/2004                                    19493                        16248
 4/30/2004                                    18644                        15419
 5/31/2004                                    18836                        15664
 6/30/2004                                    19553                        16324
 7/31/2004                                    18129                        15225
 8/31/2004                                    17866                        15148
 9/30/2004                                    18765                        15858
10/31/2004                                    19119                        16170
11/30/2004                                    20746                        17572
12/31/2004                                    21594                        18093
 1/31/2005                                    20836                        17338
 2/28/2005                                    21240                        17631
 3/31/2005                                    20633                        17127
 4/30/2005                                    19359                        16145
 5/31/2005                                    20674                        17202
 6/30/2005                                    21409                        17866
 7/31/2005                                    22917                        18998
 8/31/2005                                    22654                        18645
 9/30/2005                                    22866                        18704
10/31/2005                                    22168                        18123
11/30/2005                                    23231                        19003

AVERAGE ANNUAL            ONE             FIVE               FROM
TOTAL RETURN              YEAR            YEARS           12/15/1998
--------------------------------------------------------------------
                         11.98%           12.34%             12.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
APRIL 16, 1999-NOVEMBER 30, 2005

                                        TAX-MANAGED              MSCI EAFE INDEX
DATE              DFA INTERNATIONAL VALUE PORTFOLIO              (NET DIVIDENDS)
 4/16/1999                                    10000                        10000
 4/30/1999                                     9980                        10096
 5/31/1999                                     9510                         9576
 6/30/1999                                     9910                         9949
 7/31/1999                                    10300                        10245
 8/31/1999                                    10450                        10283
 9/30/1999                                    10490                        10386
10/31/1999                                    10440                        10775
11/30/1999                                    10240                        11150
12/31/1999                                    10756                        12150
 1/31/2000                                     9963                        11378
 2/29/2000                                     9591                        11684
 3/31/2000                                    10194                        12137
 4/30/2000                                     9882                        11499
 5/31/2000                                    10163                        11218
 6/30/2000                                    10746                        11657
 7/31/2000                                    10425                        11168
 8/31/2000                                    10505                        11265
 9/30/2000                                    10204                        10716
10/31/2000                                    10143                        10463
11/30/2000                                    10244                        10071
12/31/2000                                    10760                        10429
 1/31/2001                                    10862                        10423
 2/28/2001                                    10608                         9642
 3/31/2001                                     9928                         8999
 4/30/2001                                    10578                         9625
 5/31/2001                                    10425                         9285
 6/30/2001                                    10192                         8905
 7/31/2001                                     9969                         8743
 8/31/2001                                     9999                         8522
 9/30/2001                                     8669                         7658
10/31/2001                                     8943                         7855
11/30/2001                                     9339                         8144
12/31/2001                                     9346                         8193
 1/31/2002                                     9027                         7757
 2/28/2002                                     9058                         7812
 3/31/2002                                     9613                         8234
 4/30/2002                                     9777                         8289
 5/31/2002                                    10127                         8394
 6/30/2002                                     9695                         8060
 7/31/2002                                     8811                         7264
 8/31/2002                                     8801                         7248
 9/30/2002                                     7783                         6469
10/31/2002                                     8060                         6817
11/30/2002                                     8472                         7126
12/31/2002                                     8212                         6887
 1/31/2003                                     8023                         6599
 2/28/2003                                     7845                         6448
 3/31/2003                                     7709                         6321
 4/30/2003                                     8485                         6941
 5/31/2003                                     9072                         7361
 6/30/2003                                     9366                         7539
 7/31/2003                                     9743                         7722
 8/31/2003                                    10089                         7908
 9/30/2003                                    10425                         8152
10/31/2003                                    11170                         8660
11/30/2003                                    11369                         8852
12/31/2003                                    12206                         9544
 1/31/2004                                    12547                         9679
 2/29/2004                                    12888                         9902
 3/31/2004                                    13080                         9958
 4/30/2004                                    12686                         9733
 5/31/2004                                    12793                         9766
 6/30/2004                                    13319                         9979
 7/31/2004                                    12802                         9656
 8/31/2004                                    12899                         9698
 9/30/2004                                    13251                         9952
10/31/2004                                    13727                        10291
11/30/2004                                    14744                        10994
12/31/2004                                    15507                        11476
 1/31/2005                                    15420                        11266
 2/28/2005                                    16041                        11753
 3/31/2005                                    15649                        11457
 4/30/2005                                    15180                        11188
 5/31/2005                                    15202                        11193
 6/30/2005                                    15457                        11342
 7/31/2005                                    16130                        11690
 8/31/2005                                    16704                        11985
 9/30/2005                                    17218                        12519
10/31/2005                                    16918                        12153
11/30/2005                                    17196                        12450

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           4/16/1999
-------------------------------------------------------------------
                         16.63%           10.92%            8.53%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2006. All rights reserved.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                                 9.80%
Russell 3000 Growth Index(R)                                                9.59%
Russell Mid Cap Index(R) (mid-size companies)                              16.25%
Russell 1000 Index(R) (large companies)                                     9.98%
Russell 2000 Index(R) (small companies)                                     8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                        8.05%
Russell 2000 Value Index(R) (small value companies)                          8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)                  16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)                    15.88%
Russell 1000 Value Index(R) (large value companies)                          9.95%
Russell 1000 Growth Index(R) (large growth companies)                        9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 1,603 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks slightly outperformed growth issues. Total returns were 8.43% for the S&P 500(R) Index, 9.80% for the Russell 3000 Value Index, and 9.59% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio was 16.27%. Relative to the Russell 3000 Value Index, outperformance of the Portfolio was primarily due to higher exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio) and greater exposure to mid cap stocks. Stocks in the Master Fund falling in the top quartile and second quartile when ranked by book-to-market ratio returned 15.40% and 21.86%, respectively, compared to 11.97% and 9.18%, respectively, for similar stocks in the Index. The average weight allocated to these stocks was 93% of the Master Fund compared to 67% of the Index.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Master Fund held 2,823 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, total returns were 8.43% for the S&P 500(R) Index, 9.82% for the Russell 3000 Index, and 9.97% for the Tax-Managed U.S. Equity Portfolio. Relative to the Russell 3000 Index, the outperformance of the Portfolio was primarily due to portfolio composition among mid cap stocks. Stocks in the Master Fund falling in the 30-75th and 10-30th percentiles when ranked by market cap returned 11.29% and 16.69%, respectively, compared to 10.58% and 15.40%, respectively, for stocks in the same percentile ranges in the Russell 3000 Index.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

     The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 1,543 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks outperformed large company stocks and small company stocks and value stocks slightly outperformed growth stocks. .

     For the year ended November 30, 2005, total returns were 8.43% for the S&P 500(R) Index, 8.03% for the Russell 2000 Value Index, and 12.09% for the Tax-Managed U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index(R), outperformance of the Portfolio was primarily due to lower exposure to Small Cap REIT and utility securities, which underperformed the Index, and greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this category was 51% for the Master Fund compared to 41% for the Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Portfolio held 2,861 stocks, and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, mid-capitalization stocks outperformed large company stocks and small company stocks. Total returns during this year were 8.43% for the S&P 500(R) Index, 8.15% for the Russell 2000 Index, and 11.98% for the Tax-Managed U.S. Small Cap Portfolio. Relative to the Russell 2000 Index, outperformance of the Portfolio was primarily due to lower exposure to small cap REIT and utility securities, which underperformed the Russell 2000 Index(R). REITs and utilities comprised 10% of the Index compared to 2% for the Master Fund.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2005

     International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index. Net returns were diminished considerably by appreciation of the U.S. dollar relative to the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona. Overall, currency exchange rate changes negatively impacted returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 27.48% in local currency and 13.27% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                           LOCAL
                                                          CURRENCY   U.S. DOLLAR
                                                           RETURN      RETURN
                                                          --------   -----------
TEN LARGEST DEVELOPED MARKETS
United Kingdom (net dividends)                             19.09%       7.72%
Japan (net dividends)                                      41.66%      21.55%
France                                                     25.50%      11.33%
Switzerland                                                38.51%      19.87%
Germany                                                    26.12%      11.88%
Netherlands                                                29.13%      14.55%
Australia                                                  25.56%      19.79%
Italy                                                      19.84%       6.30%
Spain                                                      24.16%      10.12%
Sweden                                                     27.30%       6.03%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (price-only)                                 20.35%
MSCI EAFE Value Index (net dividends)                                  14.34%
MSCI EAFE Index (net dividends)                                        13.27%
MSCI EAFE Growth Index (net dividends)                                 12.14%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 33.12% for the MSCI Emerging Markets Index (gross dividends), and 13.27% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2005

                                                                       TOTAL
                                                                      RETURNS
COUNTRY                                                               (U.S. $)
-------                                                               --------
Argentina                                                              67.41%
Brazil                                                                 73.90%
Thailand                                                                4.11%
Chile                                                                  30.93%
Indonesia                                                               6.11%
Hungary                                                                28.07%
Israel                                                                 32.85%
Poland                                                                 34.73%
Taiwan                                                                  6.89%
Mexico                                                                 53.97%
Malaysia                                                                0.54%
Philippines                                                            22.52%
Turkey                                                                 80.71%
South Korea                                                            47.97%

----------
Source: Morgan Stanley Capital International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held 758 stocks in 22 developed country markets, as of November 30, 2005, and essentially was fully invested in equities throughout the year: average cash levels were about 1.0% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks outperformed growth stocks in international markets. Total returns were 13.27% for the MSCI EAFE Index (net dividends), 12.14% for the MSCI EAFE Growth Index (net dividends) and 14.34% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio was 16.63%. Relative to the MSCI EAFE Value Index, outperformance of the Portfolio was primarily due to greater exposure to stocks with value characteristics (measured by book-to-market ratio). International stocks falling in the top 30% when ranked by book-to-market ratio outperformed similar stocks in the MSCI EAFE Value Index and average weight allocated to this sector was 68% for the Master Fund compared to 35% for the Index. Master Fund stocks in the 50-70th percentile returned 25.46% compared to 12.86% for stocks in the same range of the Index.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

FHLMC     Federal Home Loan Mortgage Corporation
STRIPS    Separate Trading of Registered Interest and Principal of
          Securities
+         See Note B to Financial Statements.
++        Securities have been fair valued. See Note B to Financial
          Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not individually represent more than 1.0% of the net assets of the Fund. Some of the individual securities in this category may be Non-Income Producing.
*         Non-Income Producing Securities.
#         Total or Partial Securities on Loan.
## Some of the individual securities in this category include Total or Partial Securities on Loan.
^         Security purchased with cash proceeds from Securities on Loan.

FINANCIAL HIGHLIGHTS

(1)       Annualized.
(2)       Non-Annualized.
(3) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(4)       Commencement of Operations.
(5)       Computed using average shares outstanding.

ALL STATEMENTS AND SCHEDULES

-         Amounts designated as - are either zero or rounded to zero.
SEC       Securities Exchange Commission

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                       BEGINNING      ENDING                  EXPENSES
                                                        ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                         VALUE        VALUE        EXPENSE     DURING
                                                        06/01/05     11/30/05       RATIO      PERIOD*
                                                      ----------    ----------   ----------   --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
Actual Fund Return                                    $ 1,000.00    $ 1,114.60         0.40%   $ 2.12
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,023.06         0.40%   $ 2.03

TAX-MANAGED U.S. EQUITY PORTFOLIO**
Actual Fund Return                                    $ 1,000.00    $ 1,070.70         0.25%   $ 1.30
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,023.82         0.25%   $ 1.27

                                                       BEGINNING      ENDING                  EXPENSES
                                                        ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                         VALUE        VALUE        EXPENSE     DURING
                                                       06/01/05     11/30/05       RATIO      PERIOD*
                                                      ----------    ----------   ----------   --------
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                    $ 1,000.00    $ 1,126.60        0.55%    $ 2.93
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,022.31        0.55%    $ 2.79

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return                                    $ 1,000.00    $ 1,123.70        0.55%    $ 2.93
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,022.31        0.55%    $ 2.79

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return                                    $ 1,000.00    $ 1,131.20        0.60%    $ 3.21
Hypothetical 5% Annual Return                         $ 1,000.00    $ 1,022.06        0.60%    $ 3.04

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.
** The Portfolio is a feeder portfolio. The expenses shown reflect the direct expenses of the feeder portfolio and the indirect payment of the feeder portfolio's portion of the expenses of its master fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Affiliated Investment Companies                                            100.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
Affiliated Investment Companies                                            100.0%

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary                                                      19.5%
Industrials                                                                 19.3
Information Technology                                                      16.6
Financials                                                                  16.0
Materials                                                                    9.4
Energy                                                                       8.1
Health Care                                                                  5.8
Consumer Staples                                                             3.8
Telecommunication Services                                                   1.0
Utilities                                                                    0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Information Technology                                                      21.0%
Consumer Discretionary                                                      17.7
Industrials                                                                 16.3
Health Care                                                                 13.5
Financials                                                                  12.0
Energy                                                                       8.2
Materials                                                                    5.1
Consumer Staples                                                             2.7
Utilities                                                                    2.4
Telecommunication Services                                                   1.1
                                                                           -----
                                                                           100.0%
                                                                           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Financials                                                                  37.2%
Consumer Discretionary                                                      17.6
Industrials                                                                 12.2
Materials                                                                   11.5
Telecommunication Services                                                   6.1
Consumer Staples                                                             4.7
Utilities                                                                    3.8
Energy                                                                       3.7
Information Technology                                                       1.7
Health Care                                                                  0.9
Other                                                                        0.6
                                                                           -----
                                                                           100.0%
                                                                           =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                NOVEMBER 30, 2005

                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                                                                 VALUE+
                                                                            ---------------
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company (Affiliated Investment Company)          $ 1,754,608,176
                                                                            ---------------
    Total Investments (100.0%) (Cost $1,237,162,959)                        $ 1,754,608,176
                                                                            ===============

                        TAX-MANAGED U.S. EQUITY PORTFOLIO

                                                                                 VALUE+
                                                                            ---------------
Investment in The Tax-Managed U.S. Equity Series of
  The DFA Investment Trust Company (Affiliated Investment Company)          $   999,346,193
                                                                            ---------------
    Total Investments (100.0%) (Cost $822,223,442)                          $   999,346,193
                                                                            ===============

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (18.2%)
 #American Axle & Manufacturing Holdings, Inc.            318,200   $     6,764,932                0.3%
 #Beazer Homes USA, Inc.                                  165,177        11,557,435                0.4%
  BorgWarner, Inc.                                        219,500        13,170,000                0.5%
  Burlington Coat Factory Warehouse Corp.                 229,155         9,083,704                0.4%
  Modine Manufacturing Co.                                222,047         7,391,945                0.3%
 *ShopKo Stores, Inc.                                     263,000         7,542,840                0.3%
  Standard Pacific Corp.                                  217,800         8,208,882                0.3%
 *Warnaco Group, Inc.                                     285,081         7,004,440                0.3%
##Other Securities                                                      437,680,424               16.5%
                                                                    ---------------    ---------------
Total Consumer Discretionary                                            508,404,602               19.3%
                                                                    ---------------    ---------------
Industrials -- (17.9%)
  Hughes Supply, Inc.                                     189,200         7,329,608                0.3%
 #Hunt (J.B.) Transport Services, Inc.                    331,350         7,418,927                0.3%
  IKON Office Solutions, Inc.                             816,400         8,212,984                0.3%
 *Quanta Services, Inc.                                   721,800        10,213,470                0.4%
  Ryder System, Inc.                                      193,600         8,214,448                0.3%
  Skywest, Inc.                                           290,816         8,637,235                0.3%
  Trinity Industries, Inc.                                197,700         8,232,228                0.3%
 *United Rentals, Inc.                                    361,900         7,657,804                0.3%
  Watsco, Inc. Class A                                    122,200         7,668,050                0.3%
##Other Securities                                                      428,794,351               16.3%
                                                                    ---------------    ---------------
Total Industrials                                                       502,379,105               19.1%
                                                                    ---------------    ---------------
Information Technology -- (15.5%)
 *Benchmark Electronics, Inc.                             222,950         6,833,418                0.3%
  Black Box Corp.                                         148,509         6,936,855                0.3%
  Imation Corp.                                           177,500         7,802,900                0.3%
 *MPS Group, Inc.                                         734,200         9,228,894                0.4%
##Other Securities                                                      402,593,676               15.1%
                                                                    ---------------    ---------------
Total Information Technology                                            433,395,743               16.4%
                                                                    ---------------    ---------------
Financials -- (14.9%)
  21st Century Insurance Group                            420,300         7,187,130                0.3%
  Independence Community Bank Corp.                       201,797         7,999,233                0.3%
 #LandAmerica Financial Group, Inc.                       123,900         8,022,525                0.3%
  MAF Bancorp, Inc.                                       200,991         8,556,187                0.3%
  Ohio Casualty Corp.                                     228,300         6,757,680                0.3%
  RLI Corp.                                               138,900         7,250,580                0.3%
  Selective Insurance Group, Inc.                         189,070        10,582,248                0.4%
  State Auto Financial Corp.                              351,136        12,089,612                0.5%
  The Phoenix Companies, Inc.                             554,300         7,538,480                0.3%
  UICI                                                    242,900         8,652,098                0.3%
  UMB Financial Corp.                                     137,313         9,114,837                0.4%
##Other Securities                                                      323,525,056               12.1%
                                                                    ---------------    ---------------
Total Financials                                                        417,275,666               15.8%
                                                                    ---------------    ---------------
Materials -- (8.7%)
  Carpenter Technology Corp.                              143,600         9,412,980                0.4%
  Commercial Metals Co.                                   238,800         8,381,880                0.3%
  Longview Fibre Co.                                      356,800         7,585,568                0.3%
  Louisiana-Pacific Corp.                                 370,500         9,992,385                0.4%
  Minerals Technologies, Inc.                             132,500         7,502,150                0.3%
  Potlatch Corp.                                          159,500         7,710,230                0.3%
  Reliance Steel & Aluminum Co.                           175,826        11,342,535                0.4%

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
  Steel Dynamics, Inc.                                    255,300   $     8,838,486                0.3%
  Texas Industries, Inc.                                  152,900         7,626,652                0.3%
##Other Securities                                                      166,157,364                6.3%
                                                                    ---------------    ---------------
Total Materials                                                         244,550,230                9.3%
                                                                    ---------------    ---------------
Energy -- (7.5%)
*#Forest Oil Corp.                                        157,400         7,053,094                0.3%
  Helmerich & Payne, Inc.                                 170,300         9,880,806                0.4%
*#SEACOR Holdings, Inc.                                   119,942         8,078,094                0.3%
 *Spinnaker Exploration Co.                               158,300        10,332,241                0.4%
 *Stone Energy Corp.                                      193,952         8,611,469                0.3%
 *Universal Compression Holdings, Inc.                    189,100         7,635,858                0.3%
  Vintage Petroleum, Inc.                                 276,712        14,494,175                0.6%
##Other Securities                                                      144,854,825                5.4%
                                                                    ---------------    ---------------
Total Energy                                                            210,940,562                8.0%
                                                                    ---------------    ---------------
Health Care -- (5.4%)
  Alpharma, Inc. Class A                                  312,700         8,261,534                0.3%
 #Omnicare, Inc.                                          148,000         8,428,600                0.3%
##Other Securities                                                      134,639,304                5.1%
                                                                    ---------------    ---------------
Total Health Care                                                       151,329,438                5.7%
                                                                    ---------------    ---------------
Consumer Staples -- (3.6%)
##Total Consumer Staples                                                 99,884,806                3.8%
                                                                    ---------------    ---------------
Telecommunication Services -- (0.9%)
##Total Telecommunication Services                                       25,410,991                1.0%
                                                                    ---------------    ---------------

Utilities -- (0.5%)
Total Utilities                                                          12,995,619                0.5%
                                                                    ---------------    ---------------
TOTAL COMMON STOCKS                                                   2,606,566,762               98.9%
                                                                    ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
*##Total Other                                                               11,074                0.0%
                                                                    ---------------    ---------------
TOTAL RIGHTS/WARRANTS                                                        11,074                0.0%
                                                                    ---------------    ---------------

                                                        FACE
                                                       AMOUNT
                                                  ---------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (6.9%)

 ^ Repurchase Agreement, Merrill Lynch Triparty
    Repo 3.95%, 12/01/05 (Collateralized by
    $157,335,000 U.S. Treasury Note
    4.50%, 11/15/10, valued at $158,304,918)
    to be repurchased at $155,215,275             $       155,198       155,198,246                5.9%

   Repurchase Agreement, PNC Capital
    Markets, Inc. 3.88%, 12/01/05
    (Collateralized by $37,937,000 FHLMC
    Notes 4.00%, 09/22/09, valued at $37,178,260)
    to be repurchased at $36,631,948                       36,628        36,628,000                1.4%
                                                                    ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                        191,826,246                7.3%
                                                                    ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,995,996,030)                                               $ 2,798,404,082              106.2%
                                                                    ===============    ===============

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
COMMON STOCKS -- (90.9%)
Information Technology -- (19.1%)
 *Activision, Inc.                                        151,533   $     2,016,904                0.2%
 *aQuantive, Inc.                                          62,300         1,675,247                0.1%
 *Macromedia, Inc.                                         37,240         1,670,586                0.1%
 *Sandisk Corp.                                            34,661         1,769,791                0.2%
##Other Securities                                                      252,226,384               20.3%
                                                                    ---------------    ---------------
Total Information Technology                                            259,358,912               20.9%
                                                                    ---------------    ---------------
Consumer Discretionary -- (16.2%)
*#AnnTaylor Stores Corp.                                   53,575         1,624,930                0.1%
 #Beazer Homes USA, Inc.                                   29,165         2,040,675                0.2%
 *Chicos FAS, Inc.                                         39,000         1,720,290                0.1%
  Choice Hotels International, Inc.                        51,400         1,862,222                0.2%
*#Goodyear Tire & Rubber Co.                              121,800         2,086,434                0.2%
  GTECH Holdings, Inc.                                     67,600         2,068,560                0.2%
*Payless ShoeSource, Inc.                                  69,800         1,594,930                0.1%
  Ryland Group, Inc.                                       30,956         2,214,592                0.2%
  Service Corp. International                             205,700         1,688,797                0.1%
  Station Casinos, Inc.                                    26,350         1,827,109                0.2%
*#Urban Outfitters, Inc.                                   63,000         1,944,180                0.2%
##Other Securities                                                      198,803,958               15.9%
                                                                    ---------------    ---------------
Total Consumer Discretionary                                            219,476,677               17.7%
                                                                    ---------------    ---------------
Industrials -- (14.8%)
 *Amerco, Inc.                                             24,978         1,766,444                0.1%
 *EGL, Inc.                                                44,200         1,641,588                0.1%
 *Flowserve Corp.                                          46,000         1,718,560                0.1%
  Hunt (J.B.) Transport Services, Inc.                     82,800         1,853,892                0.2%
  JLG Industries, Inc.                                     37,900         1,724,450                0.1%
 #Joy Global, Inc.                                         47,550         2,514,920                0.2%
 *Quanta Services, Inc.                                   130,400         1,845,160                0.2%
 *Shaw Group, Inc.                                         63,700         1,840,293                0.2%
 *Terex Corp.                                              40,708         2,508,427                0.2%
 *United Rentals, Inc.                                     78,000         1,650,480                0.1%
 *United Stationers, Inc.                                  33,066         1,620,234                0.1%
 #Walter Industries, Inc.                                  36,100         1,817,635                0.2%
##Other Securities                                                      177,739,869               14.3%
                                                                    ---------------    ---------------
Total Industrials                                                       200,241,952               16.1%
                                                                    ---------------    ---------------
Health Care -- (12.3%)
*#Cerner Corp.                                             18,300         1,764,120                0.2%
 *Intuitive Surgical, Inc.                                 20,174         2,253,839                0.2%
##Other Securities                                                      162,795,406               13.0%
                                                                    ---------------    ---------------
Total Health Care                                                       166,813,365               13.4%
                                                                    ---------------    ---------------
Financials -- (10.9%)
 *AmeriCredit Corp.                                       110,000         2,728,000                0.2%
*#CompuCredit Corp.                                        44,400         1,734,708                0.1%
  Ohio Casualty Corp.                                      54,400         1,610,240                0.1%
 *WFS Financial, Inc.                                      23,600         1,831,832                0.2%
##Other Securities                                                      139,670,085               11.3%
                                                                    ---------------    ---------------
Total Financials                                                        147,574,865               11.9%
                                                                    ---------------    ---------------

                                                                                          PERCENTAGE
                                                           SHARES            VALUE+    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
Energy -- (7.4%)
 #Arch Coal, Inc.                                          22,100   $     1,702,584                0.1%
*#Cal Dive International, Inc.                             26,400         1,916,904                0.2%
 #Chesapeake Energy Corp.                                  75,600         2,188,620                0.2%
 *Denbury Resources, Inc.                                  85,060         1,925,758                0.2%
 *Plains Exploration & Production Co.                      64,371         2,729,330                0.2%
  Range Resources Corp.                                    52,500         1,955,100                0.2%
 *Southwestern Energy Co.                                  96,200         3,277,534                0.3%
 *Spinnaker Exploration Co.                                29,800         1,945,046                0.2%
  St. Mary Land & Exploration Co.                          83,765         2,983,709                0.2%
  Tesoro Petroleum Corp.                                   51,600         2,841,612                0.2%
 *Unit Corp.                                               34,700         1,879,352                0.2%
  Vintage Petroleum, Inc.                                  51,500         2,697,570                0.2%
##Other Securities                                                       72,609,288                5.7%
                                                                    ---------------    ---------------
Total Energy                                                            100,652,407                8.1%
                                                                    ---------------    ---------------
Materials -- (4.6%)
  Airgas, Inc.                                             58,400         1,816,240                0.2%
  Cleveland-Cliffs, Inc.                                   21,100         2,010,619                0.2%
  Louisiana-Pacific Corp.                                  61,400         1,655,958                0.1%
##Other Securities                                                       56,835,291                4.5%
                                                                    ---------------    ---------------
Total Materials                                                          62,318,108                5.0%
                                                                    ---------------    ---------------
Consumer Staples -- (2.4%)
##Total Consumer Staples                                                 32,833,987                2.6%
                                                                    ---------------    ---------------
Utilities -- (2.2%)
 *Allegheny Energy, Inc.                                   91,300         2,540,879                0.2%
 *CMS Energy Corp.                                        115,106         1,609,182                0.1%
##Other Securities                                                       25,075,911                2.0%
                                                                    ---------------    ---------------
Total Utilities                                                          29,225,972                2.3%
                                                                    ---------------    ---------------
Telecommunication Services -- (1.0%)
##Total Telecommunication Services                                       13,182,744                1.1%
                                                                    ---------------    ---------------
TOTAL COMMON STOCKS                                                   1,231,678,989               99.1%
                                                                    ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
*##Total Other                                                                1,245                0.0%
                                                                    ---------------    ---------------
TOTAL RIGHTS/WARRANTS                                                         1,245                0.0%
                                                                    ---------------    ---------------

                                                        FACE
                                                       AMOUNT
                                                  ---------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (9.1%)
^ Repurchase Agreement, Merrill Lynch
   Triparty Repo 3.95%, 12/01/05
   (Collateralized by $109,290,000
   U.S. Treasury Note 4.50%, 11/15/10,
   valued at $109,963,737) to be repurchased
   at $107,815,074                                $       107,803       107,803,246                8.7%

  Repurchase Agreement, PNC Capital
   Markets, Inc. 3.88%, 12/01/05
   (Collateralized by $15,372,000 FHLMC
   Notes 4.00%, 09/22/09, valued at $15,064,560)
   to be repurchased at $14,842,600                        14,841        14,841,000                1.2%
                                                                    ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                        122,644,246                9.9%
                                                                    ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $882,285,168)                                                $ 1,354,324,480              109.0%
                                                                    ===============    ===============

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                         PERCENTAGE
                                                           SHARES           VALUE++    OF NET ASSETS**
                                                  ---------------   ---------------    ---------------
UNITED KINGDOM -- (20.6%)
COMMON STOCKS -- (20.6%)
  Anglo America P.L.C.                                    816,732   $    25,561,415                1.6%
  Aviva P.L.C.                                          1,228,415        14,528,702                0.9%
  BAA P.L.C.                                              654,973         7,188,025                0.5%
  BAE Systems P.L.C.                                    1,699,254         9,908,111                0.6%
  HBOS P.L.C.                                           1,243,680        18,704,744                1.2%
  O2 P.L.C.                                             4,595,000        15,507,901                1.0%
  Royal Bank of Scotland Group P.L.C.                     623,596        17,735,362                1.1%
  Scottish Power P.L.C.                                 1,059,052         9,703,988                0.6%
  Vodafone Group P.L.C.                                23,439,129        50,431,314                3.2%
  Other Securities                                                      156,804,387               10.0%
                                                                    ---------------    ---------------
TOTAL -- UNITED KINGDOM                                                 326,073,949               20.7%
                                                                    ---------------    ---------------
JAPAN -- (18.2%)
COMMON STOCKS -- (18.2%)
  Fuji Photo Film Co., Ltd.                               252,000         8,042,009                0.5%
  Matsushita Electric Industrial Co., Ltd.              1,031,998        20,743,272                1.3%
  Millea Holdings, Inc.                                       705        11,610,908                0.7%
  Mitsui Sumitoma Insurance Co., Ltd.                     625,000         7,122,274                0.5%
  Sony Corp.                                              395,400        14,625,708                0.9%
##Other Securities                                                      226,327,894               14.5%
                                                                    ---------------    ---------------
TOTAL -- JAPAN                                                          288,472,065               18.4%
                                                                    ---------------    ---------------
FRANCE -- (10.8%)
COMMON STOCKS -- (10.8%)
  Assurances Generales de France (AGF)                    107,651        10,482,628                0.7%
  AXA SA                                                  775,386        23,286,065                1.5%
  BNP Paribas SA                                          425,473        33,527,467                2.1%
  Compagnie de Saint-Gobain                               128,528         7,412,451                0.5%
  Renault SA                                              116,929         9,087,496                0.6%
  Vivendi Universal SA                                    275,359         7,946,081                0.5%
  Other Securities                                                       79,752,232                5.0%
                                                                    ---------------    ---------------
TOTAL -- FRANCE                                                         171,494,420               10.9%
                                                                    ---------------    ---------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Bayerische Motoren Werke (BMW) AG                       208,494         9,161,400                0.6%
  DaimlerChrysler AG                                      524,488        26,440,689                1.7%
  Deutsche Bank AG                                        172,120        16,784,117                1.1%
  E.ON AG                                                 136,560        12,991,543                0.8%
  Munchener Rueckversicherungs-Gesellschaft AG            106,281        13,864,698                0.9%
 *Unicredito Italiano SpA                               1,193,790         7,394,837                0.5%
 #Volkswagen AG                                           136,592         7,141,407                0.5%
##Other Securities                                                       41,708,461                2.5%
                                                                    ---------------    ---------------
TOTAL -- GERMANY                                                        135,487,152                8.6%
                                                                    ---------------    ---------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
  Cie Financiere Richemont AG Series A                    393,600        15,519,861                1.0%
  Credit Suisse Group                                     557,093        27,024,448                1.7%
  Holcim, Ltd.                                            120,362         7,798,981                0.5%
  Swiss Reinsurance Co., Zurich                            91,176         6,712,197                0.4%
  Syngenta AG                                              77,200         8,453,065                0.5%
  Zurich Financial SVCS AG                                 50,904        10,344,117                0.7%

                                                                                            PERCENTAGE
                                                              SHARES           VALUE++   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
  Other Securities                                                     $    27,282,395               1.8%
                                                                       ---------------   ---------------
TOTAL -- SWITZERLAND                                                       103,135,064               6.6%
                                                                       ---------------   ---------------
SPAIN -- (5.8%)
COMMON STOCKS -- (5.8%)
  Banco Santander Central Hispanoamerica SA                2,684,466        34,014,164               2.2%
  Endesa SA                                                  481,240        12,485,404               0.8%
  Repsol SA                                                  567,226        16,654,859               1.1%
  Other Securities                                                          29,309,242               1.8%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                         92,463,669               5.9%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Other Securities                                                             22,802               0.0%
                                                                       ---------------   ---------------
TOTAL -- SPAIN                                                              92,486,471               5.9%
                                                                       ---------------   ---------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
  Aegon NV                                                   716,202        11,325,442               0.7%
  ING Groep NV                                               834,028        26,943,349               1.7%
  Koninklijke Philips Electronics NV                         625,428        17,430,045               1.1%
  Other Securities                                                          24,920,971               1.6%
                                                                       ---------------   ---------------
TOTAL -- NETHERLANDS                                                        80,619,807               5.1%
                                                                       ---------------   ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
  Commonwealth Bank of Australia                             331,276        10,203,709               0.7%
  National Australia Bank, Ltd.                              374,286         8,916,754               0.6%
  Other Securities                                                          51,695,705               3.2%
                                                                       ---------------   ---------------
TOTAL -- AUSTRALIA                                                          70,816,168               4.5%
                                                                       ---------------   ---------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Nordea Bank AB                                           1,366,400        13,286,572               0.9%
  TeliaSonera AB                                           1,346,500         6,840,265               0.4%
  Other Securities                                                          26,408,658               1.7%
                                                                       ---------------   ---------------
TOTAL -- SWEDEN                                                             46,535,495               3.0%
                                                                       ---------------   ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                 856,000         8,876,182               0.6%
  Hutchison Whampoa, Ltd.                                  1,210,000        11,453,471               0.7%
##Other Securities                                                          25,771,780               1.6%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                         46,101,433               2.9%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                             132,463               0.0%
                                                                       ---------------   ---------------
TOTAL -- HONG KONG                                                          46,233,896               2.9%
                                                                       ---------------   ---------------
ITALY -- (2.7%)
COMMON STOCKS -- (2.7%)
##Other Securities                                                          42,172,038               2.7%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                              14,995               0.0%
                                                                       ---------------   ---------------
TOTAL -- ITALY                                                              42,187,033               2.7%
                                                                       ---------------   ---------------

                                                                                            PERCENTAGE
                                                              SHARES           VALUE++   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
  Fortum Oyj                                                 538,483   $     9,448,564               0.6%
  Other Securities                                                          18,129,089               1.1%
                                                                       ---------------   ---------------
TOTAL -- FINLAND                                                            27,577,653               1.7%
                                                                       ---------------   ---------------
DENMARK -- (1.7%)
COMMON STOCKS -- (1.7%)
  TDC A.S.                                                   139,730         8,370,410               0.5%
  Other Securities                                                          17,909,267               1.2%
                                                                       ---------------   ---------------
TOTAL -- DENMARK                                                            26,279,677               1.7%
                                                                       ---------------   ---------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
  InBev NV                                                   181,038         7,641,428               0.5%
  Other Securities                                                          17,969,030               1.1%
                                                                       ---------------   ---------------
TOTAL -- BELGIUM                                                            25,610,458               1.6%
                                                                       ---------------   ---------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
  Norsk Hydro ASA                                             87,380         8,725,444               0.6%
  Other Securities                                                          12,938,070               0.8%
                                                                       ---------------   ---------------
TOTAL -- NORWAY                                                             21,663,514               1.4%
                                                                       ---------------   ---------------
IRELAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  CRH P.L.C.                                                 356,381         9,402,233               0.6%
  Other Securities                                                          12,203,146               0.8%
                                                                       ---------------   ---------------
TOTAL -- IRELAND                                                            21,605,379               1.4%
                                                                       ---------------   ---------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                           7,550,750               0.5%
                                                                       ---------------   ---------------
AUSTRIA -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities                                                           7,470,029               0.5%
                                                                       ---------------   ---------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                           7,193,082               0.5%
                                                                       ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                           6,549,562               0.4%
                                                                       ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Other Securities                                                              55,030               0.0%
                                                                       ---------------   ---------------
TOTAL -- GREECE                                                              6,604,592               0.4%
                                                                       ---------------   ---------------

                                                                                            PERCENTAGE
                                                                               VALUE++   OF NET ASSETS**
                                                                       ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                     $     5,840,111               0.4%
                                                                       ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                           1,643,562               0.1%
                                                                       ---------------   ---------------

                                                          FACE
                                                         AMOUNT
                                                     ---------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  ^ Repurchase Agreement, Bear Stearns
    3.95%, 12/01/05 (Collateralized by $16,995,031
    U.S. STRIPS, 11/15/10, valued at $13,794,681)
    to be repurchased at $13,524,197                 $        13,523        13,522,713               0.9%

    Repurchase Agreement, PNC Capital Markets, Inc.
    3.88%, 12/01/05 (Collateralized by $7,491,000
    FHLMC Notes 4.00%, 09/22/09, valued at
    $7,341,180) to be repurchased at $7,232,779                7,232         7,232,000               0.4%
                                                                       ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                            20,754,713               1.3%
                                                                       ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,155,860,410)                                                 $ 1,583,335,040             100.8%
                                                                       ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  TAX-MANAGED        TAX- MANAGED         TAX-MANAGED
                                                                U.S. MARKETWIDE       U.S. EQUITY        U.S. SMALL CAP
                                                                VALUE PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO
                                                               -----------------   -----------------   -----------------
ASSETS:
Investments in Affiliated Investment Companies                 $       1,754,608   $         999,346                  --
Investments at Value (including $0, $0, and
  $148,454 of securities on loan, respectively)                               --                  --   $       2,798,404
Cash                                                                          --                  --                   1
Receivables:
  Investment Securities Sold                                                  --                  --               5,428
  Dividends and Interest                                                      --                  --               1,664
  Securities Lending Income                                                   --                  --                 126
  Fund Shares Sold                                                         1,628               1,054                 829
Prepaid Expenses and Other Assets                                             18                  39                  28
                                                               -----------------   -----------------   -----------------
    Total Assets                                                       1,756,254           1,000,439           2,806,480
                                                               -----------------   -----------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                            --                  --             155,198
  Investment Securities Purchased                                            677                 852              13,695
  Fund Shares Redeemed                                                       951                 202               1,383
  Due to Advisor                                                             215                 108               1,079
Accrued Expenses and Other Liabilities                                        91                  62                 234
                                                               -----------------   -----------------   -----------------
    Total Liabilities                                                      1,934               1,224             171,589
                                                               -----------------   -----------------   -----------------
NET ASSETS                                                     $       1,754,320   $         999,215   $       2,634,891
                                                               =================   =================   =================
SHARES OUTSTANDING $0.01 PAR VALUE                                   114,987,644          75,340,416         102,939,639
                                                               =================   =================   =================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $           15.26   $           13.26   $           25.60
                                                               =================   =================   =================
Investments in Affiliated Investment Companies at Cost         $       1,237,163   $         822,223   $              --
                                                               =================   =================   =================
Investments at Cost                                            $              --   $              --   $       1,995,996
                                                               =================   =================   =================

                                                                   TAX-MANAGED        TAX-MANAGED
                                                                 U.S. SMALL CAP    DFA INTERNATIONAL
                                                                    PORTFOLIO       VALUE PORTFOLIO
                                                               -----------------   -----------------
ASSETS:
Investments at Value (including $102,928 and $12,566 of
  securities loan, respectively)                               $       1,354,324   $       1,583,335
Foreign Currencies at Value                                                   --               4,524
Cash                                                                           1                  15
Receivables:
  Investment Securities Sold                                               1,818               4,349
  Dividends, Interest, and Tax Reclaims                                      499               3,536
  Securities Lending Income                                                  119                  15
  Fund Shares Sold                                                           581                 970
Prepaid Expenses and Other Assets                                             19                  28
                                                               -----------------   -----------------
    Total Assets                                                       1,357,361           1,596,772
                                                               -----------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                       107,803              13,523
  Investment Securities Purchased                                          6,174              10,619
  Fund Shares Redeemed                                                       478                 557
  Due to Advisor                                                             507                 648
Accrued Expenses and Other Liabilities                                       111                 208
                                                               -----------------   -----------------
    Total Liabilities                                                    115,073              25,555
                                                               -----------------   -----------------
NET ASSETS                                                     $       1,242,288   $       1,571,217
                                                               =================   =================
SHARES OUTSTANDING $0.01 PAR VALUE                                    54,130,599         101,281,655
                                                               =================   =================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $           22.95   $           15.51
                                                               =================   =================
Investments at Cost                                            $         882,285   $       1,155,860
                                                               =================   =================
Foreign Currencies at Cost                                     $              --   $           4,519
                                                               =================   =================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                                  TAX-MANAGED                             TAX-MANAGED
                                                                U.S. MARKETWIDE       TAX- MANAGED      U.S. SMALL CAP
                                                                     VALUE            U.S. EQUITY            VALUE
                                                                   PORTFOLIO*          PORTFOLIO*          PORTFOLIO
                                                               -----------------   -----------------   -----------------
INVESTMENT INCOME
  Dividends                                                    $          24,487   $          12,472   $          19,451
  Interest                                                                   645                 214                 835
  Income from Securities Lending                                             265                 108               1,377
  Expenses Allocated from Master Funds                                    (3,469)               (720)                 --
                                                               -----------------   -----------------   -----------------
      Total Investment Income                                             21,928              12,074              21,663
                                                               -----------------   -----------------   -----------------
EXPENSES
  Investment Advisory Services Fees                                           --                  --              11,595
  Administrative Services Fees                                             2,169               1,199                  --
  Accounting & Transfer Agent Fees                                            67                  36                 619
  Custodian Fees                                                              --                  --                 221
  Legal Fees                                                                  10                   5                  15
  Audit Fees                                                                   3                   2                  84
  Filing Fees                                                                 61                  78                  61
  Shareholders' Reports                                                       34                  22                  58
  Directors' Fees & Expenses                                                  13                   8                  16
  Other                                                                        9                   5                  50
                                                               -----------------   -----------------   -----------------
      Total Expenses                                                       2,366               1,355              12,719
  Fees Waived, Expenses Reimbursed, and/or Previously
    Waived Fees Recovered by Advisor (Note C)                                 --                 (76)                 --
                                                               -----------------   -----------------   -----------------
  Net Expenses                                                             2,366               1,279              12,719
                                                               -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                              19,562              10,795               8,944
                                                               -----------------   -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                  24,229             (13,459)            228,062
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                181,087              82,470              40,139
                                                               -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  205,316              69,011             268,201
                                                               -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $         224,878   $          79,806   $         277,145
                                                               =================   =================   =================

----------
* Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund.

                 See accompanying Notes to Financial Statements.

                                                                                             TAX-MANAGED
                                                                         TAX-MANAGED      DFA INTERNATIONAL
                                                                        U.S. SMALL CAP          VALUE
                                                                          PORTFOLIO           PORTFOLIO
                                                                      -----------------   -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $3,361,
    respectively)                                                     $           6,553   $          36,042
  Interest                                                                          386                 257
  Income from Securities Lending                                                  1,151               1,266
                                                                      -----------------   -----------------
      Total Investment Income                                                     8,090              37,565
                                                                      -----------------   -----------------
EXPENSES
  Investment Advisory Services Fees                                               5,341               6,637
  Accounting & Transfer Agent Fees                                                  285                 786
  Custodian Fees                                                                    102                 314
  Legal Fees                                                                          6                   8
  Audit Fees                                                                         38                  47
  Filing Fees                                                                        37                  76
  Shareholders' Reports                                                              34                  39
  Directors' Fees & Expenses                                                          8                  12
  Other                                                                              21                  50
                                                                      -----------------   -----------------
      Total Expenses                                                              5,872               7,969
                                                                      -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                                      2,218              29,596
                                                                      -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                         22,230              43,991
  Net Realized Gain (Loss) on Foreign Currency Transactions                          --                (132)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                  104,489             130,331
    Translation of Foreign Currency Denominated Amounts                              --                (162)
                                                                      -----------------   -----------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                                       126,719             174,028
                                                                      -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $         128,937   $         203,624
                                                                      =================   =================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                        TAX-MANAGED                TAX-MANAGED                 TAX-MANAGED
                                                      U.S. MARKETWIDE              U.S. EQUITY               U.S. SMALL CAP
                                                      VALUE PORTFOLIO               PORTFOLIO                VALUE PORTFOLIO
                                                -------------------------   -------------------------   -------------------------
                                                    YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                    2005          2004         2005           2004          2005          2004
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    19,562   $     9,346   $    10,795   $     6,595   $     8,944   $     8,023
  Net Realized Gain (Loss) on Investment
    Securities Sold                                  24,229         1,052       (13,459)          206       228,062       153,147
  Change in Unrealized Appreciation
   (Depreciation) of Investment Securities          181,087       169,859        82,470        47,212        40,139       200,871
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                   224,878       180,257        79,806        54,013       277,145       362,041
                                                -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income                             (15,313)       (7,026)      (10,534)       (5,216)       (9,603)       (7,014)
  Net Long-Term Gains                                    --            --            --            --       (34,407)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Total Distributions                           (15,313)       (7,026)      (10,534)       (5,216)      (44,010)       (7,014)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (a):
  Shares Issued                                     466,746       359,314       353,598       264,799       525,027       447,201
  Shares Issued in Lieu of
    Cash Distributions                               14,165         6,572        10,457         5,203        39,837         6,276
  Shares Redeemed                                  (133,383)      (98,729)      (53,000)      (48,663)     (241,826)     (311,135)
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Net Increase (Decrease)
       from Capital
       Share Transactions                           347,528       267,157       311,055       221,339       323,038       142,342
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Total Increase
       (Decrease) in Net Assets                     557,093       440,388       380,327       270,136       556,173       497,369
NET ASSETS
  Beginning of Period                             1,197,227       756,839       618,888       348,752     2,078,718     1,581,349
                                                -----------   -----------   -----------   -----------   -----------   -----------
  End of Period                                 $ 1,754,320   $ 1,197,227   $   999,215   $   618,888   $ 2,634,891   $ 2,078,718
                                                ===========   ===========   ===========   ===========   ===========   ===========
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                    33,222        29,799        28,109        22,827        22,317        21,563
    Shares Issued in Lieu of
      Cash Distributions                              1,012           550           830           454         1,715           313
    Shares Redeemed                                  (9,466)       (8,210)       (4,214)       (4,224)      (10,215)      (15,041)
                                                -----------   -----------   -----------   -----------   -----------   -----------
                                                     24,768        22,139        24,725        19,057        13,817         6,835
                                                ===========   ===========   ===========   ===========   ===========   ===========
ACCUMULATED NET INVESTMENT INCOME (LOSS)        $     7,685   $     3,436   $     3,564   $     3,263   $     2,700   $     3,678

                 See accompanying Notes to Financial Statements.

                                                   TAX-MANAGED U.S. SMALL CAP      TAX-MANAGED DFA INTERNATIONAL
                                                            PORTFOLIO                      VALUE PORTFOLIO
                                                -------------------------------   -------------------------------
                                                     YEAR             YEAR             YEAR            YEAR
                                                    ENDED            ENDED            ENDED           ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                     2005             2004             2005            2004
                                                --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $        2,218   $          636   $       29,596   $       16,503
  Net Realized Gain (Loss) on
    Investment Securities Sold                          22,230           18,956           43,991            4,514
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                   --               --             (132)            (304)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                         104,489          100,609          130,331          205,170
    Translation of Foreign Currency
      Denominated Amounts                                   --               --             (162)             147
                                                --------------   --------------   --------------   --------------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations                                     128,937          120,201          203,624          226,030
                                                --------------   --------------   --------------   --------------
Distributions From:
  Net Investment Income                                 (1,758)            (552)         (31,454)         (24,542)
                                                --------------   --------------   --------------   --------------
      Total Distributions                               (1,758)            (552)         (31,454)         (24,542)
                                                --------------   --------------   --------------   --------------
Capital Share Transactions (a):
  Shares Issued                                        255,357          222,592          397,351          290,800
  Shares Issued in Lieu of Cash
    Distributions                                        1,739              547           29,756           23,798
  Shares Redeemed                                     (100,220)         (87,917)        (110,335)        (108,953)
                                                --------------   --------------   --------------   --------------
      Net Increase (Decrease) from
        Capital Share Transactions                     156,876          135,222          316,772          205,645
                                                --------------   --------------   --------------   --------------
      Total Increase (Decrease) in Net
        Assets                                         284,055          254,871          488,942          407,133
NET ASSETS
  Beginning of Period                                  958,233          703,362        1,082,275          675,142
                                                --------------   --------------   --------------   --------------
  End of Period                                 $    1,242,288   $      958,233   $    1,571,217   $    1,082,275
                                                ==============   ==============   ==============   ==============
(a) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       12,121           11,936           27,397           24,124
    Shares Issued in Lieu of Cash
      Distributions                                         82               31            2,094            2,046
    Shares Redeemed                                     (4,753)          (4,710)          (7,609)          (9,050)
                                                --------------   --------------   --------------   --------------
                                                         7,450            7,257           21,882           17,120
                                                ==============   ==============   ==============   ==============
ACCUMULATED NET INVESTMENT INCOME
  (LOSS)                                        $          920   $          460   $        1,878   $        2,107

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  TAX-MANAGED U.S.
                                                                             MARKETWIDE VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR              YEAR
                                                    ENDED            ENDED            ENDED            ENDED             ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,
                                                     2005             2004             2003             2002              2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        13.27   $        11.12   $         9.09   $        11.46   $        10.77
                                                --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.18             0.11             0.04             0.05             0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                              1.96             2.13             2.02            (2.39)            0.77
                                                --------------   --------------   --------------   --------------   --------------
   Total From Investment Operations                       2.14             2.24             2.06            (2.34)            0.89
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                  (0.15)           (0.09)           (0.03)           (0.03)           (0.16)
  Return of Capital                                         --               --               --               --            (0.04)
                                                --------------   --------------   --------------   --------------   --------------
   Total Distributions                                   (0.15)           (0.09)           (0.03)           (0.03)           (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        15.26   $        13.27   $        11.12   $         9.09   $        11.46
==================================================================================================================================
Total Return                                             16.27%           20.24%           22.79%          (20.43)%           8.17%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    1,754,320   $    1,197,227   $      756,839   $      478,946   $      574,286
Ratio of Expenses to Average Net Assets(3)                0.40%            0.42%            0.43%            0.42%            0.44%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses and/or recovery of previously
  waived fees)(3)                                         0.40%            0.42%            0.43%            0.42%            0.44%
Ratio of Net Investment Income to Average
  Net Assets                                              1.35%            0.97%            0.43%            0.44%            0.97%

                                                                                TAX-MANAGED U.S.
                                                                                EQUITY PORTFOLIO
                                              ----------------------------------------------------------------------------------
                                                   YEAR              YEAR            YEAR             YEAR         SEPT. 25,(4)
                                                  ENDED             ENDED           ENDED            ENDED              TO
                                                 NOV. 30,          NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,
                                                   2005              2004            2003             2002              2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.23   $        11.05   $         9.40   $        11.78   $        10.00
                                              --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.16             0.14             0.07             0.04             0.01
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                            1.05             1.18             1.63            (2.41)            1.77
                                              --------------   --------------   --------------   --------------   --------------
   Total From Investment Operations                     1.21             1.32             1.70            (2.37)            1.78
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.18)           (0.14)           (0.05)           (0.01)              --
  Return of Capital                                       --               --               --               --               --
                                              --------------   --------------   --------------   --------------   --------------
   Total Distributions                                 (0.18)           (0.14)           (0.05)           (0.01)              --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        13.26   $        12.23   $        11.05   $         9.40   $        11.78
================================================================================================================================
Total Return                                            9.97%           12.03%           18.21%          (20.16)%          17.80%(2)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)         $      999,215   $      618,888   $      348,752   $      198,251   $       81,550
Ratio of Expenses to Average Net Assets(3)              0.25%            0.25%            0.25%            0.25%            0.25%(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses and/or recovery of previously
  waived fees)(3)                                       0.26%            0.29%            0.29%            0.34%            0.71%(1)
Ratio of Net Investment Income to Average
  Net Assets                                            1.35%            1.37%            0.87%            0.50%            0.57%(1)

                 See accompanying Notes to Financial Statements.

                                                                                  TAX-MANAGED U.S.
                                                                             SMALL CAP VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------------
                                                      YEAR             YEAR            YEAR             YEAR             YEAR
                                                     ENDED            ENDED           ENDED            ENDED            ENDED
                                                    NOV. 30,         NOV. 30,        NOV. 30,         NOV. 30,         NOV. 30,
                                                      2005             2004            2003             2002             2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        23.32   $        19.22   $        13.34   $        14.63   $        12.08
                                                --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.09             0.09             0.04             0.02             0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                             2.68             4.09             5.86            (1.25)            2.58
                                                --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                      2.77             4.18             5.90            (1.23)            2.64
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                  (0.10)           (0.08)           (0.02)           (0.06)           (0.09)
  Net Realized Gains                                     (0.39)              --               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
    Total Distributions                                  (0.49)           (0.08)           (0.02)           (0.06)           (0.09)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        25.60   $        23.32   $        19.22   $        13.34   $        14.63
==================================================================================================================================
Total Return                                             12.09%           21.84%           44.29%           (8.47)           22.01%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    2,634,891   $    2,078,718   $    1,581,349   $      987,471   $      834,773
Ratio of Expenses to Average Net Assets                   0.55%            0.56%            0.56%            0.56%            0.57%
Ratio of Net Investment Income to Average
  Net Assets                                              0.39%            0.45%            0.27%            0.13%            0.53%
Portfolio Turnover Rate                                     21%              21%              13%              11%              12%

                                                                                  TAX-MANAGED U.S.
                                                                               SMALL CAP PORTFOLIO
                                                ----------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR              YEAR            YEAR
                                                    ENDED            ENDED            ENDED             ENDED           ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                                     2005             2004             2003              2002            2001
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $        20.53   $        17.84   $        12.55   $        14.54   $        12.95
                                                --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.04             0.01             0.01             0.01             0.05
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                             2.42             2.69             5.29            (1.96)            1.59
                                                --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                      2.46             2.70             5.30            (1.95)            1.64
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                  (0.04)           (0.01)           (0.01)           (0.04)           (0.05)
  Net Realized Gains                                        --               --               --               --               --
                                                --------------   --------------   --------------   --------------   --------------
    Total Distributions                                  (0.04)           (0.01)           (0.01)           (0.04)           (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $        22.95   $        20.53   $        17.84   $        12.55   $        14.54
==================================================================================================================================
Total Return                                             11.98%           15.17%           42.27%          (13.45)%          12.69%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    1,242,288   $      958,233   $      703,362   $      436,262   $      382,381
Ratio of Expenses to Average Net Assets                   0.55%            0.56%            0.57%            0.57%            0.58%
Ratio of Net Investment Income to Average
  Net Assets                                              0.21%            0.08%            0.10%            0.07%            0.40%
Portfolio Turnover Rate                                     15%               7%              19%              10%              12%

                 See accompanying Notes to Financial Statements.

                                                                                TAX-MANAGED DFA
                                                                         INTERNATIONAL VALUE PORTFOLIO
                                               ----------------------------------------------------------------------------------
                                                    YEAR             YEAR             YEAR             YEAR             YEAR
                                                   ENDED            ENDED            ENDED            ENDED            ENDED
                                                  NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                    2005             2004             2003             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $        13.63   $        10.84   $         8.24   $         9.20   $        10.20
                                               --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.33(5)          0.22             0.17             0.14             0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                            1.90             2.93             2.59            (0.98)           (1.00)
                                               --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                     2.23             3.15             2.76            (0.84)           (0.89)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.35)           (0.36)           (0.16)           (0.12)           (0.11)
                                               --------------   --------------   --------------   --------------   --------------
    Total Distributions                                 (0.35)           (0.36)           (0.16)           (0.12)           (0.11)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $        15.51   $        13.63   $        10.84   $         8.24   $         9.20
=================================================================================================================================
Total Return                                            16.63%           29.69%           34.20%           (9.29)%          (8.83)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)          $    1,571,217   $    1,082,275   $      675,142   $      405,917   $      288,440
Ratio of Expenses to Average Net Assets                  0.60%            0.65%            0.66%            0.68%            0.76%
Ratio of Net Investment Income to Average
  Net Assets                                             2.23%            1.91%            2.08%            1.84%            1.91%
Portfolio Turnover Rate                                    11%               7%              25%               8%               4%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-one portfolios, five of which (the "Portfolios") are included in this section of the report.

     The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At November 30, 2005, the Feeder Funds owned 71% and 100% of their respective Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by these Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, these Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Tax-Managed DFA International Value Portfolio (the "International Portfolio") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Portfolio. When the International Portfolio uses fair value pricing, the values assigned to the International Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Directors have requested distribution of proceeds.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Feeder Funds each receive their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

     The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2005, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Tax-Managed U.S. Small Cap Value Portfolio                 0.50 of 1%
           Tax-Managed U.S. Small Cap Portfolio                       0.50 of 1%
           Tax-Managed DFA International Value Portfolio              0.50 of 1%

     For the year ended November 30, 2005, the Feeder Funds accrued and paid monthly to the Advisor administrative services fees based on an effective annual rate of 0.15 of 1% of average daily net assets.

     Pursuant to a Fee Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Master Fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2005, Tax-Managed U.S. Equity Portfolio had approximately $346 of previously waived fees (in thousands) subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2008.

FEES PAID TO OFFICERS AND DIRECTORS

     Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2005, the total related amounts paid by the Fund under this arrangement were $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

           Tax-Managed U.S. Marketwide Value Portfolio                $    25
           Tax-Managed U.S. Equity Portfolio                               14
           Tax-Managed U.S. Small Cap Value Portfolio                      41
           Tax-Managed U.S. Small Cap Portfolio                            19
           Tax-Managed DFA International Value Portfolio                   23

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                          ---------------------------------
                                                             PURCHASES            SALES
                                                          --------------      -------------
Tax-Managed U.S. Small Cap Value Portfolio                $      750,052      $     477,330
Tax-Managed U.S. Small Cap Portfolio                             311,527            161,967
Tax-Managed DFA International Value Portfolio                    459,153            146,929

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2005.

F.  FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2005, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies" and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                            INCREASE           INCREASE
                                                                           (DECREASE)         (DECREASE)
                                                        INCREASE         UNDISTRIBUTED        ACCUMULATED
                                                       (DECREASE)        NET INVESTMENT       NET REALIZED
                                                    PAID-IN CAPITAL          INCOME          GAINS/(LOSSES)
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Equity Portfolio                  $             (40)  $              40                  --
Tax-Managed U.S. Small Cap Value Portfolio                     8,559                (319)  $          (8,240)
Tax-Managed DFA International Value Portfolio                    502               1,933              (2,435)

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2004 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM          LONG-TERM
                                                     CAPITAL GAINS        CAPITAL GAIN           TOTAL
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Marketwide Value Portfolio
2005                                               $          15,313                  --   $          15,313
2004                                                           7,026                  --               7,026
Tax-Managed U.S. Equity Portfolio
2005                                                          10,534                  --              10,534
2004                                                           5,216                  --               5,216

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM          LONG-TERM
                                                     CAPITAL GAINS        CAPITAL GAIN           TOTAL
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Small Cap Value Portfolio
2005                                               $           9,603   $          34,407   $          44,010
2004                                                           7,014                  --               7,014
Tax-Managed U.S. Small Cap Portfolio
2005                                                           1,758                  --               1,758
2004                                                             552                  --                 552
Tax-Managed DFA International Value Portfolio
2005                                                          31,454                  --              31,454
2004                                                          24,542                  --              24,542

     The following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM          LONG-TERM
                                                     CAPITAL GAINS       CAPITAL GAINS           TOTAL
                                                   -----------------   -----------------   -----------------
Tax-Managed U.S. Small Cap Value Portfolio         $             324   $           8,245   $           8,569
Tax-Managed DFA International Value Portfolio                    414                 216                 630

     At November 30, 2005, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                     UNDISTRIBUTED                                                  TOTAL NET
                                                    NET INVESTMENT                                               DISTRIBUTABLE
                                                      INCOME AND         UNDISTRIBUTED          CAPITAL             EARNINGS/
                                                      SHORT-TERM           LONG-TERM             LOSS             (ACCUMULATED)
                                                     CAPITAL GAINS       CAPITAL GAINS       CARRYFORWARD             LOSS)
                                                   -----------------   -----------------   -----------------   -----------------
Tax-Managed U.S. Marketwide Value Portfolio        $           7,710                  --   $        (156,398)  $        (148,688)
Tax-Managed U.S. Equity Portfolio                              3,578                  --             (48,856)            (45,278)
Tax-Managed U.S. Small Cap Value Portfolio                     2,740   $         219,572                  --             222,312
Tax-Managed U.S. Small Cap Portfolio                             939                  --             (65,205)            (64,266)
Tax-Managed DFA International Value Portfolio                 11,083              21,661                  --              32,744

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2005, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                EXPIRES ON NOVEMBER 30,
                                                   -------------------------------------------------
                                                      2009         2010         2011         2013         TOTAL
                                                   ----------   ----------   ----------   ----------   ----------
Tax-Managed U.S. Marketwide Value Portfolio        $    7,370   $  133,556   $   15,472           --   $  156,398
Tax-Managed U.S. Equity Portfolio                          --       22,901       12,492   $   13,463       48,856
Tax-Managed U.S. Small Cap Portfolio                       --       29,999       35,206           --       65,205

     During the year ended November 30, 2005, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

           Tax-Managed U.S. Marketwide Value Portfolio                $   24,484
           Tax-Managed U.S. Small Cap Portfolio                           22,171
           Tax-Managed DFA International Value Portfolio                  20,846

     Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2005, the Tax-Managed DFA International Value Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $9,182 and $2,629, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                  NET
                                                                                                               UNREALIZED
                                                        FEDERAL          UNREALIZED         UNREALIZED        APPRECIATION/
                                                       TAX COST         APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                                   ----------------   ----------------   ----------------   ----------------
Tax-Managed U.S. Marketwide Value Portfolio        $      1,237,952   $        564,255   $        (47,599)  $        516,656
Tax-Managed U.S. Equity Portfolio                           822,646            193,052            (16,352)           176,700
Tax-Managed U.S. Small Cap Value Portfolio                1,996,866            904,190           (102,652)           801,538
Tax-Managed U.S. Small Cap Portfolio                        883,500            501,845            (31,021)           470,824
Tax-Managed DFA International Value Portfolio             1,166,574            442,907            (26,146)           416,761

G.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006.

For the year ended November 30, 2005, borrowings under the line of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED         WEIGHTED         NUMBER OF        INTEREST       MAXIMUM AMOUNT
                                             AVERAGE          AVERAGE           DAYS            EXPENSE      BORROWED DURING
                                          INTEREST RATE    LOAN BALANCE      OUTSTANDING       INCURRED        THE PERIOD
                                         --------------   --------------   --------------   --------------   ---------------
Tax-Managed U.S. Small Cap Value
  Portfolio                                        3.00%  $          112               4                --   $           112
Tax-Managed U.S. Small Cap Portfolio               2.75%             959               4                --             1,299
Tax-Managed DFA International Value
  Portfolio                                        4.78%             383               1                --               383

     There were no outstanding borrowings under the line of credit at November 30, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  COMPONENTS OF NET ASSETS:

     At November 30, 2005, net assets consisted of (amounts in thousands):

                                                                             UNREALIZED
                                 ACCUMULATED   ACCUMULATED    ACCUMULATED    APPRECIATION    UNREALIZED
                                     NET       NET REALIZED   NET REALIZED  (DEPRECIATION)   NET FOREIGN
                                 INVESTMENT    GAIN (LOSS)      FOREIGN      OF INVESTMENT    EXCHANGE
                     PAID-IN       INCOME     OF INVESTMENTS    EXCHANGE    SECURITIES AND      GAIN       TOTAL NET    AUTHORIZED
                     CAPITAL       (LOSS)       SECURITIES     GAIN (LOSS) FOREIGN CURRENCY    (LOSS)        ASSETS       SHARES
                   -----------   -----------  --------------  ------------ ----------------  -----------  -----------  ------------
Tax-Managed        $ 1,386,377   $     7,685   $    (157,187)           --  $       517,445           --  $ 1,754,320   150,000,000
 U.S. Marketwide
 Value Portfolio
Tax-Managed
 U.S. Equity
 Portfolio             867,806         3,564         (49,278)           --          177,123           --      999,215   100,000,000
Tax-Managed
 U.S. Small Cap
 Value Portfolio     1,611,081         2,700         218,702            --          802,408           --    2,634,891   150,000,000
Tax-Managed
 U.S. Small Cap
 Portfolio             835,749           920         (66,420)           --          472,039           --    1,242,288   100,000,000
Tax-Managed DFA
 International
 Value Portfolio     1,121,764         1,878          20,262  $       (132)         427,480  $       (35)   1,571,217   150,000,000

J.  SECURITIES LENDING:

     As of November 30, 2005, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities and foreign securities are required at all times to be secured by collateral at least equal to 102% and 105%, respectively, of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L.  OTHER:

     At November 30, 2005, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           NUMBER OF       APPROXIMATE PERCENTAGE
                                                          SHAREHOLDERS      OF OUTSTANDING SHARES
                                                          ------------     ----------------------
Tax-Managed U.S. Marketwide Value Portfolio                    1                    66%
Tax-Managed U.S. Equity Portfolio                              1                    74%
Tax-Managed U.S. Small Cap Value Portfolio                     1                    69%
Tax-Managed U.S. Small Cap Portfolio                           1                    77%
Tax-Managed DFA International Value Portfolio                  1                    71%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments for Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, and the summary schedule of portfolio holdings for Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodians and brokers and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2005

            THE TAX-MANAGED U.S. MARKETWIDE VALUE
DATE                                       SERIES       RUSSELL 3000 VALUE INDEX
12/14/1998                                  10000                          10000
12/31/1998                                  10310                          10636
 1/31/1999                                  10380                          10695
 2/28/1999                                  10010                          10500
 3/31/1999                                  10370                          10695
 4/30/1999                                  11610                          11693
 5/31/1999                                  11790                          11598
 6/30/1999                                  12080                          11941
 7/31/1999                                  11620                          11596
 8/31/1999                                  11220                          11167
 9/30/1999                                  10640                          10789
10/31/1999                                  10810                          11349
11/30/1999                                  10750                          11269
12/31/1999                                  10920                          11342
 1/31/2000                                  10290                          10977
 2/29/2000                                   9570                          10261
 3/31/2000                                  10700                          11422
 4/30/2000                                  10980                          11302
 5/31/2000                                  10860                          11402
 6/30/2000                                  10190                          10937
 7/31/2000                                  10700                          11090
 8/31/2000                                  11350                          11698
 9/30/2000                                  11230                          11794
10/31/2000                                  11560                          12062
11/30/2000                                  11080                          11627
12/31/2000                                  12140                          12251
 1/31/2001                                  13020                          12317
 2/28/2001                                  12860                          11997
 3/31/2001                                  12470                          11589
 4/30/2001                                  13230                          12154
 5/31/2001                                  13540                          12430
 6/30/2001                                  13390                          12209
 7/31/2001                                  13210                          12166
 8/31/2001                                  12430                          11709
 9/30/2001                                  10900                          10852
10/31/2001                                  10960                          10783
11/30/2001                                  12000                          11421
12/31/2001                                  12370                          11720
 1/31/2002                                  11940                          11647
 2/28/2002                                  11770                          11669
 3/31/2002                                  12270                          12246
 4/30/2002                                  11800                          11891
 5/31/2002                                  11650                          11913
 6/30/2002                                  10510                          11263
 7/31/2002                                   9210                          10169
 8/31/2002                                   9360                          10237
 9/30/2002                                   8500                           9127
10/31/2002                                   8950                           9764
11/30/2002                                   9570                          10390
12/31/2002                                   9020                           9939
 1/31/2003                                   8830                           9695
 2/28/2003                                   8590                           9432
 3/31/2003                                   8590                           9454
 4/30/2003                                   9400                          10291
 5/31/2003                                  10190                          10982
 6/30/2003                                  10280                          11123
 7/31/2003                                  10610                          11316
 8/31/2003                                  11030                          11511
 9/30/2003                                  10690                          11397
10/31/2003                                  11450                          12112
11/30/2003                                  11760                          12299
12/31/2003                                  12370                          13033
 1/31/2004                                  12640                          13279
 2/29/2004                                  12920                          13562
 3/31/2004                                  12900                          13467
 4/30/2004                                  12670                          13109
 5/31/2004                                  12770                          13244
 6/30/2004                                  13170                          13584
 7/31/2004                                  12710                          13356
 8/31/2004                                  12640                          13541
 9/30/2004                                  13100                          13778
10/31/2004                                  13280                          14006
11/30/2004                                  14170                          14759
12/31/2004                                  14630                          15240
 1/31/2005                                  14320                          14942
 2/28/2005                                  14870                          15420
 3/31/2005                                  14720                          15199
 4/30/2005                                  14180                          14885
 5/31/2005                                  14800                          15288
 6/30/2005                                  15170                          15498
 7/31/2005                                  15990                          15984
 8/31/2005                                  15970                          15888
 9/30/2005                                  16260                          16089
10/31/2005                                  15870                          15681
11/30/2005                                  16500                          16205

AVERAGE ANNUAL            ONE             FIVE              FROM
TOTAL RETURN              YEAR            YEARS           12/14/1998
--------------------------------------------------------------------
                         16.44%           8.29%             7.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of Russell data.

[CHART]

THE TAX-MANAGED U.S. EQUITY SERIES VS.
DOW JONES WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2005

                                                                       DOW JONES
DATE             THE TAX-MANAGED U.S. EQUITY SERIES          WILSHIRE 5000 INDEX
 9/25/2001                                    10000                        10000
 9/30/2001                                    10240                        10278
10/31/2001                                    10780                        10539
11/30/2001                                    11780                        11346
12/31/2001                                    11970                        11550
 1/31/2002                                    11710                        11407
 2/28/2002                                    11300                        11172
 3/31/2002                                    11880                        11661
 4/30/2002                                    11210                        11092
 5/31/2002                                    10970                        10961
 6/30/2002                                    10030                        10190
 7/31/2002                                     9100                         9368
 8/31/2002                                     9190                         9423
 9/30/2002                                     8320                         8478
10/31/2002                                     8960                         9127
11/30/2002                                     9410                         9677
12/31/2002                                     8870                         9141
 1/31/2003                                     8640                         8911
 2/28/2003                                     8500                         8760
 3/31/2003                                     8590                         8859
 4/30/2003                                     9280                         9585
 5/31/2003                                     9830                        10171
 6/30/2003                                     9950                        10322
 7/31/2003                                    10260                        10570
 8/31/2003                                    10550                        10824
 9/30/2003                                    10330                        10704
10/31/2003                                    11010                        11358
11/30/2003                                    11150                        11517
12/31/2003                                    11600                        12034
 1/31/2004                                    11830                        12302
 2/29/2004                                    12010                        12482
 3/31/2004                                    11860                        12349
 4/30/2004                                    11670                        12085
 5/31/2004                                    11850                        12252
 6/30/2004                                    12060                        12507
 7/31/2004                                    11580                        12029
 8/31/2004                                    11590                        12069
 9/30/2004                                    11790                        12284
10/31/2004                                    11960                        12494
11/30/2004                                    12510                        13079
12/31/2004                                    12940                        13553
 1/31/2005                                    12640                        13193
 2/28/2005                                    12910                        13468
 3/31/2005                                    12700                        13230
 4/30/2005                                    12390                        12931
 5/31/2005                                    12870                        13436
 6/30/2005                                    12960                        13557
 7/31/2005                                    13500                        14124
 8/31/2005                                    13400                        13986
 9/30/2005                                    13520                        14084
10/31/2005                                    13260                        13839
11/30/2005                                    13780                        14397

AVERAGE ANNUAL            ONE               FROM
TOTAL RETURN              YEAR            9/25/2001
---------------------------------------------------
                         10.15%             7.97%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire indices provided by Dow Jones Indexes.

                        THE DFA INVESTMENT TRUST COMPANY
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2005

     The principal factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book value.

     The performance of the U.S. equity market for the year under review was attributable primarily to differences in company size rather than differences in value/growth characteristics. Mid-capitalization stocks outperformed both large company stocks and small company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 3000 Value Index(R)                                            9.80%
Russell 3000 Growth Index(R)                                           9.59%
Russell Mid Cap Index(R) (mid-size companies)                         16.25%
Russell 1000 Index(R) (large companies)                                9.98%
Russell 2000 Index(R) (small companies)                                8.15%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance within sectors was small.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2005

Russell 2000 Growth Index(R) (small growth companies)                   8.05%
Russell 2000 Value Index(R) (small value companies)                     8.03%
Russell Mid Cap Growth Index(R) (mid-cap growth companies)             16.20%
Russell Mid Cap Value Index(R) (mid-cap value companies)               15.88%
Russell 1000 Value Index(R) (large value companies)                     9.95%
Russell 1000 Growth Index(R) (large growth companies)                   9.74%

----------
Source: Frank Russell Co. is the source & owner of Russell data.

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2005 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming growth and large company benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

     The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 1,603 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, value stocks slightly outperformed growth issues. Total returns were 8.43% for the S&P 500 Index, 9.80% for the Russell 3000 Value Index(R) and 9.59% for the Russell 3000 Growth Index(R). Total return for The Tax-Managed U.S. Marketwide Value Series was 16.44%, Relative to the Russell 3000 Value Index(R), outperformance of the Series was primarily due to higher exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio) and greater exposure to mid cap stocks. Stocks held by the Series falling in the top quartile and second quartile when ranked by book-to-market ratio returned 15.40% and 21.86%, respectively, compared to 11.97% and 9.18%, respectively, for similar stocks in the Index. The average weight allocated to these stocks was 93% of the Series compared to 67% of the Index.

THE TAX-MANAGED U.S. EQUITY SERIES

     The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2005, the Series held 2,823 stocks and essentially was fully invested in equities throughout the year: average cash levels were about 1% of the Series' assets.

     As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2005, total returns were 8.43% for the S&P 500 Index(R), 9.82% for the Russell 3000 Index(R), and 10.15% for The Tax-Managed U.S. Equity Series, Relative to the Russell 3000 Index(R), outperformance of the Series was primarily due to portfolio composition among mid cap stocks. Stocks held by the Series falling in the 30-75th and 10-30th percentiles when ranked by market cap returned 11.29% and 16.69%, respectively, compared to 10.58% and 15.40%, respectively, for stocks in the same percentile ranges in the Russell 3000 Index(R).

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     ACTUAL FUND RETURN

          This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

          This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical ending account value and expenses paid are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights for the year ended November 30, 2005.

                                FOR THE PERIOD JUNE 1, 2005 TO NOVEMBER 30, 2005

EXPENSE TABLES

                                                   BEGINNING       ENDING                       EXPENSES
                                                    ACCOUNT       ACCOUNT       ANNUALIZED        PAID
                                                     VALUE         VALUE         EXPENSE         DURING
                                                   06/01/05       11/30/05        RATIO          PERIOD*
                                                 ------------   ------------   ------------   ------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return                               $   1,000.00   $   1,114.90           0.24%  $       1.27
Hypothetical 5% Return                           $   1,000.00   $   1,023.87           0.24%  $       1.22

THE TAX-MANAGED U.S. EQUITY SERIES
Actual Fund Return                               $   1,000.00   $   1,069.90           0.09%  $       0.47
Hypothetical 5% Return                           $   1,000.00   $   1,024.62           0.09%  $       0.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by the days in the year (365) to reflect the half-year period.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 27, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Financials                                                          32.2%
Consumer Discretionary                                              15.4
Energy                                                              12.6
Industrials                                                         10.8
Information Technology                                               8.5
Materials                                                            6.5
Telecommunication Services                                           5.5
Health Care                                                          4.1
Consumer Staples                                                     4.1
Utilities                                                            0.3
                                                                   -----
                                                                   100.0%
                                                                   =====

THE TAX-MANAGED U.S. EQUITY SERIES

Financials                                                          19.0%
Information Technology                                              16.6
Health Care                                                         13.7
Consumer Discretionary                                              13.3
Industrials                                                         11.2
Energy                                                               8.8
Consumer Staples                                                     8.6
Utilities                                                            3.2
Materials                                                            3.0
Telecommunication Services                                           2.6
                                                                   -----
                                                                   100.0%
                                                                   =====

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                            PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
COMMON STOCKS -- (93.8%)
Financials -- (30.3%)
  Allstate Corp.                                             722,800   $    40,549,080               1.6%
  Bear Stearns Companies, Inc.                               129,822        14,408,944               0.6%
  Chubb Corp.                                                224,000        21,692,160               0.9%
  Countrywide Financial Corp.                                688,798        23,977,058               1.0%
  Hartford Financial Services Group, Inc.                    341,000        29,793,170               1.2%
  JPMorgan Chase & Co.                                     1,938,648        74,153,286               3.0%
  Loews Corp.                                                235,600        22,754,248               0.9%
  Manulife Financial Corp.                                   207,553        11,940,524               0.5%
  Merrill Lynch & Co., Inc.                                  358,300        23,798,286               1.0%
  MetLife, Inc.                                              920,300        47,340,232               1.9%
  Principal Financial Group, Inc.                            357,200        18,099,324               0.7%
  Prudential Financial, Inc.                                 627,100        48,537,540               2.0%
  SunTrust Banks, Inc.                                       165,000        12,002,100               0.5%
  The St. Paul Travelers Companies, Inc.                     771,500        35,897,895               1.5%
  Washington Mutual, Inc.                                    952,778        39,244,926               1.6%
##Other Securities                                                         330,683,183              13.2%
                                                                       ---------------   ---------------
Total Financials                                                           794,871,956              32.1%
                                                                       ---------------   ---------------
Consumer Discretionary -- (14.4%)
*#Comcast Corp. Class A                                      653,350        17,248,440               0.7%
  Disney (Walt) Co.                                          569,300        14,192,649               0.6%
  Federated Department Stores, Inc.                          244,902        15,779,036               0.7%
  Ford Motor Co.                                           1,576,540        12,817,270               0.5%
 #General Motors Corp.                                       583,900        12,787,410               0.5%
  Penney (J.C.) Co., Inc.                                    235,200        12,340,944               0.5%
  Time Warner, Inc.                                        2,261,700        40,665,366               1.7%
  Viacom, Inc. Class B                                     1,100,846        36,768,256               1.5%
##Other Securities                                                         216,448,134               8.6%
                                                                       ---------------   ---------------
Total Consumer Discretionary                                               379,047,505              15.3%
                                                                       ---------------   ---------------
Energy -- (11.8%)
  Anadarko Petroleum Corp.                                   298,334        27,032,044               1.1%
  Apache Corp.                                               247,246        16,140,219               0.7%
  Burlington Resources, Inc.                                 321,400        23,221,150               0.9%
  ConocoPhillips                                           1,407,288        85,154,997               3.4%
  Kerr-McGee Corp.                                           135,989        11,756,249               0.5%
  Marathon Oil Corp.                                         306,495        18,172,089               0.7%
  Valero Energy Corp.                                        216,400        20,817,680               0.9%
##Other Securities                                                         107,982,537               4.3%
                                                                       ---------------   ---------------
Total Energy                                                               310,276,965              12.5%
                                                                       ---------------   ---------------
Industrials -- (10.1%)
  Burlington Northern Santa Fe Corp.                         311,900        20,641,542               0.9%
  Cendant Corp.                                            1,150,391        20,442,448               0.8%
  CSX Corp.                                                  260,300        12,660,992               0.5%
  Norfolk Southern Corp.                                     491,600        21,748,384               0.9%
  Northrop Grumman Corp.                                     282,310        16,196,125               0.7%
  Raytheon Co.                                               534,600        20,539,332               0.8%
  Southwest Airlines Co.                                     906,500        14,957,250               0.6%
  Union Pacific Corp.                                        313,100        23,964,674               1.0%
##Other Securities                                                         113,466,208               4.5%
                                                                       ---------------   ---------------
Total Industrials                                                          264,616,955              10.7%
                                                                       ---------------   ---------------

                                                                                            PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
Information Technology -- (8.0%)
 *Apple Computer, Inc.                                       266,000   $    18,040,120               0.8%
  Electronic Data Systems Corp.                              561,600        12,944,880               0.5%
  Hewlett-Packard Co.                                      2,266,500        67,247,055               2.7%
##Other Securities                                                         110,939,440               4.5%
                                                                       ---------------   ---------------
Total Information Technology                                               209,171,495               8.5%
                                                                       ---------------   ---------------
Materials -- (6.0%)
Georgia-Pacific Corp.                                        322,000        15,227,380               0.6%
Weyerhaeuser Co.                                             260,800        17,293,648               0.7%
##Other Securities                                                         126,540,089               5.1%
                                                                       ---------------   ---------------
Total Materials                                                            159,061,117               6.4%
                                                                       ---------------   ---------------
Telecommunication Services -- (5.1%)
 *AT&T, Inc.                                               3,455,783        86,083,555               3.5%
  Sprint Nextel Corp.                                        844,686        21,150,937               0.8%
  Verizon Communications, Inc.                               412,400        13,188,552               0.5%
##Other Securities                                                          14,035,177               0.6%
                                                                       ---------------   ---------------
Total Telecommunication Services                                           134,458,221               5.4%
                                                                       ---------------   ---------------
Health Care -- (3.9%)
  Aetna, Inc.                                                183,800        16,999,662               0.7%
##Other Securities                                                          84,751,696               3.4%
                                                                       ---------------   ---------------
Total Health Care                                                          101,751,358               4.1%
                                                                       ---------------   ---------------
Consumer Staples -- (3.9%)
  Archer-Daniels-Midland Co.                                 711,865        16,778,658               0.7%
 #Kraft Foods, Inc.                                          530,740        15,359,616               0.6%
  Reynolds American, Inc.                                    134,600        11,982,092               0.5%
##Other Securities                                                          57,546,560               2.3%
                                                                       ---------------   ---------------
Total Consumer Staples                                                     101,666,926               4.1%
                                                                       ---------------   ---------------
Utilities -- (0.3%)
Total Utilities                                                              8,321,135               0.4%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                      2,463,243,633              99.5%
                                                                       ---------------   ---------------

                                                          FACE
                                                         AMOUNT
                                                     ---------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (6.2%)
^ Repurchase Agreement, Merrill Lynch Triparty
  Repo 3.95%, 12/01/05 (Collateralized by
  $146,295,000 U.S. Treasury Note 4.50%, 11/15/10,
  valued at $147,196,860) to be repurchased at
  $144,324,571                                       $       144,309       144,308,737               5.8%

  Repurchase Agreement, PNC Capital Markets, Inc.
  3.88%, 12/01/05 (Collateralized by $19,941,000
  FHLMC Notes 4.00%, 09/22/09, valued at
  $19,542,180) to be repurchased at $19,255,075               19,253        19,253,000               0.8%
                                                                       ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                           163,561,737               6.6%
                                                                       ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,887,586,061)                                                  $ 2,626,805,370             106.1%
                                                                       ===============   ===============

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2005

                                                                                            PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
COMMON STOCKS -- (91.9%)
Financials -- (17.4%)
  American Express Co.                                       105,700   $     5,435,094               0.6%
  American International Group, Inc.                         184,600        12,394,044               1.3%
  Bank of America Corp.                                      239,652        10,997,630               1.1%
  Citigroup, Inc.                                            319,444        15,509,006               1.6%
  JPMorgan Chase & Co.                                       211,452         8,088,039               0.8%
  Merrill Lynch & Co., Inc.                                   79,700         5,293,674               0.5%
  Morgan Stanley                                              84,100         4,712,123               0.5%
  The Goldman Sachs Group, Inc.                               38,600         4,977,856               0.5%
 #Wachovia Corp.                                             109,592         5,852,213               0.6%
  Wells Fargo & Co.                                          113,800         7,152,330               0.7%
##Other Securities                                                         108,168,014              10.7%
                                                                       ---------------   ---------------
Total Financials                                                           188,580,023              18.9%
                                                                       ---------------   ---------------
Information Technology -- (15.3%)
 *Apple Computer, Inc.                                        56,700         3,845,394               0.4%
 *Cisco Sytems, Inc.                                         443,750         7,783,375               0.8%
  Hewlett-Packard Co.                                        244,900         7,266,183               0.7%
  Intel Corp.                                                496,300        13,241,284               1.3%
  International Business Machines Corp.                       84,400         7,503,160               0.8%
  Microsoft Corp.                                            822,500        22,791,475               2.3%
  Motorola, Inc.                                             207,900         5,008,311               0.5%
 *Oracle Corp.                                               355,050         4,462,979               0.5%
  Qualcomm, Inc.                                             136,900         6,224,843               0.6%
  Texas Instruments, Inc.                                    134,500         4,368,560               0.5%
 *Yahoo!, Inc.                                                94,000         3,781,620               0.4%
##Other Securities                                                          78,622,250               7.7%
                                                                       ---------------   ---------------
Total Information Technology                                               164,899,434              16.5%
                                                                       ---------------   ---------------
Health Care -- (12.5%)
 *Amgen, Inc.                                                 96,860         7,838,880               0.8%
*#Genentech, Inc.                                             79,500         7,601,790               0.8%
  Johnson & Johnson                                          212,100        13,097,175               1.3%
  Medtronic, Inc.                                            110,100         6,118,257               0.6%
  Pfizer, Inc.                                               466,780         9,895,736               1.0%
  UnitedHealth Group, Inc.                                   112,064         6,708,151               0.7%
 *WellPoint, Inc.                                             53,790         4,132,686               0.4%
  Wyeth                                                      107,200         4,455,232               0.5%
##Other Securities                                                          75,800,083               7.5%
                                                                       ---------------   ---------------
Total Health Care                                                          135,647,990              13.6%
                                                                       ---------------   ---------------
Consumer Discretionary -- (12.3%)
 *eBay, Inc.                                                  92,300         4,135,963               0.4%
  Home Depot, Inc.                                           179,000         7,478,620               0.8%
 #Lowe's Companies, Inc.                                      67,300         4,541,404               0.5%
 #Target Corp.                                                71,600         3,831,316               0.4%
  Time Warner, Inc.                                          397,700         7,150,646               0.7%
  Viacom, Inc. Class B                                       117,000         3,907,800               0.4%
##Other Securities                                                         101,426,679              10.1%
                                                                       ---------------   ---------------
Total Consumer Discretionary                                               132,472,428              13.3%
                                                                       ---------------   ---------------
Industrials -- (10.3%)
  3M Co.                                                      52,600         4,128,048               0.4%
  Boeing Co.                                                  60,400         4,118,676               0.4%
  General Electric Co.                                       772,808        27,604,702               2.8%

                                                                                              PERCENTAGE
                                                              SHARES            VALUE+   OF NET ASSETS**
                                                     ---------------   ---------------   ---------------
  United Technologies Corp.                                   77,000   $     4,145,680               0.4%
##Other Securities                                                          71,337,328               7.1%
                                                                       ---------------   ---------------
Total Industrials                                                          111,334,434              11.1%
                                                                       ---------------   ---------------
Energy -- (8.1%)
  Chevron Corp.                                              141,914         8,133,091               0.8%
  ConocoPhillips                                             106,212         6,426,888               0.7%
  Exxon Mobil Corp.                                          469,100        27,221,873               2.7%
##Other Securities                                                          45,410,036               4.5%
                                                                       ---------------   ---------------
Total Energy                                                                87,191,888               8.7%
                                                                       ---------------   ---------------
Consumer Staples -- (7.9%)
  Altria Group, Inc.                                         122,300         8,902,217               0.9%
  Coca-Cola Co.                                              179,500         7,662,855               0.8%
  PepsiCo, Inc.                                              129,300         7,654,560               0.8%
  Procter & Gamble Co.                                       258,580        14,788,190               1.5%
  Walgreen Co.                                                87,800         4,010,704               0.4%
  Wal-Mart Stores, Inc.                                      182,848         8,879,099               0.9%
##Other Securities                                                          33,063,175               3.2%
                                                                       ---------------   ---------------
Total Consumer Staples                                                      84,960,800               8.5%
                                                                       ---------------   ---------------
Utilities -- (3.0%)
##Total Utilities                                                           32,225,651               3.2%
                                                                       ---------------   ---------------
Materials -- (2.8%)
##Total Materials                                                           29,888,937               3.0%
                                                                       ---------------   ---------------
Telecommunication Services -- (2.3%)
 *AT&T, Inc.                                                 232,350         5,787,839               0.6%
  Sprint Nextel Corp.                                        249,863         6,256,570               0.6%
##Other Securities                                                          13,254,960               1.3%
                                                                       ---------------   ---------------
Total Telecommunication Services                                            25,299,369               2.5%
                                                                       ---------------   ---------------
TOTAL COMMON STOCKS                                                        992,500,954              99.3%
                                                                       ---------------   ---------------

                                                           FACE
                                                          AMOUNT
                                                     ---------------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (8.1%)
^ Repurchase Agreement, Merrill Lynch
  Triparty Repo 3.95%, 12/01/05
  (Collateralized by $74,865,000
  U.S. Treasury Note 4.50%, 11/15/10,
  valued at $75,326,518) to be
  repurchased at $73,854,982                         $        73,847        73,846,879               7.4%

  Repurchase Agreement, PNC Capital
  Markets, Inc. 3.88%, 12/01/05
  (Collateralized by $13,924,000 FHLMC
  Notes 4.00%, 09/22/09, valued at $13,645,520)
  to be repurchased at $13,444,449                            13,443        13,443,000               1.3%
                                                                       ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                            87,289,879               8.7%
                                                                       ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $902,667,670)                                                    $ 1,079,790,833             108.0%
                                                                       ===============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                              THE TAX-MANAGED     THE TAX-MANAGED
                                                              U.S. MARKETWIDE       U.S. EQUITY
                                                                VALUE SERIES          SERIES
                                                             -----------------   -----------------
ASSETS:
Investments at Value (including $138,790 and $71,265 of
  securities on loan, respectively)                          $       2,626,805   $       1,079,791
Cash                                                                         1                   1
Receivables:
  Investment Securities Sold                                               700               1,736
  Dividends and Interest                                                 5,174               1,858
  Securities Lending Income                                                 37                  14
  Fund Shares Sold                                                         886                 852
Prepaid Expenses and Other Assets                                            1                   1
                                                             -----------------   -----------------
     Total Assets                                                    2,633,604           1,084,253
                                                             -----------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                     144,309              73,847
  Investment Securities Purchased                                       12,369              10,965
  Due to Advisor                                                           406                  41
Accrued Expenses and Other Liabilities                                     133                  52
                                                             -----------------   -----------------
     Total Liabilities                                                 157,217              84,905
                                                             -----------------   -----------------
NET ASSETS                                                   $       2,476,387   $         999,348
                                                             =================   =================
Investments at Cost                                          $       1,887,586   $         902,668
                                                             =================   =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2005

                             (AMOUNTS IN THOUSANDS)

                                                              THE TAX-MANAGED     THE TAX-MANAGED
                                                              U.S. MARKETWIDE       U.S. EQUITY
                                                                VALUE SERIES          SERIES
                                                             -----------------   -----------------
INVESTMENT INCOME
  Dividends                                                  $          34,800   $          12,472
  Interest                                                                 915                 214
  Income from Securities Lending                                           377                 108
                                                             -----------------   -----------------
     Total Investment Income                                            36,092              12,794
                                                             -----------------   -----------------
EXPENSES
  Investment Advisory Services Fees                                      4,112                 400
  Accounting & Transfer Agent Fees                                         535                 208
  Custodian Fees                                                           196                  76
  Legal Fees                                                                 1                   1
  Audit Fees                                                                20                   8
  Shareholders' Reports                                                     22                   8
  Trustees' Fees & Expenses                                                 18                   8
  Other                                                                     28                  11
                                                             -----------------   -----------------
     Total Expenses                                                      4,932                 720
                                                             -----------------   -----------------
  NET INVESTMENT INCOME (LOSS)                                          31,160              12,074
                                                             -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                35,024             (13,460)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                              256,663              82,470
                                                             -----------------   -----------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)                              291,687              69,010
                                                             -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $         322,847   $          81,084
                                                             =================   =================

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE TAX-MANAGED                 THE TAX-MANAGED
                                                     U.S. MARKETWIDE VALUE SERIES         U.S. EQUITY SERIES
                                                     -----------------------------   -----------------------------
                                                          YEAR           YEAR            YEAR            YEAR
                                                          ENDED          ENDED           ENDED           ENDED
                                                        NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                          2005           2004            2005            2004
                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                       $      31,160   $      15,669   $      12,074   $       7,333
  Net Realized Gain (Loss) on Investment
    Securities Sold                                         35,024           1,597         (13,460)            206
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                                             256,663         241,813          82,470          47,213
                                                     -------------   -------------   -------------   -------------
      Net Increase (Decrease) in Net Assets
       Resulting from Operations                           322,847         259,079          81,084          54,752
                                                     -------------   -------------   -------------   -------------
Transactions in Interest:
  Contributions                                            486,435         386,040         305,442         226,792
  Withdrawals                                              (35,508)        (27,739)         (6,128)        (11,352)
                                                     -------------   -------------   -------------   -------------
      Net Increase (Decrease) from
       Transactions in Interest                            450,927         358,301         299,314         215,440
                                                     -------------   -------------   -------------   -------------
      Total Increase (Decrease) in Net Assets              773,774         617,380         380,398         270,192
NET ASSETS
  Beginning of Period                                    1,702,613       1,085,233         618,950         348,758
                                                     -------------   -------------   -------------   -------------
  End of Period                                      $   2,476,387   $   1,702,613   $     999,348   $     618,950
                                                     =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                                                                              THE TAX-MANAGED
                                                                         U.S. MARKETWIDE VALUE SERIES
                                                ------------------------------------------------------------------------
                                                    YEAR            YEAR           YEAR           YEAR          YEAR
                                                    ENDED           ENDED          ENDED          ENDED         ENDED
                                                  NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                                    2005            2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------------------
Total Return                                           16.44%         20.49%         22.88%        (20.25)%         8.30%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  2,476,387   $  1,702,613   $  1,085,233   $    674,358   $    690,795
Ratio of Expenses to Average Net Assets                 0.24%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income to Average
  Net Assets                                            1.52%          1.14%          0.61%          0.61%          1.17%
Portfolio Turnover Rate                                   12%             5%             6%            15%            11%

                                                                            THE TAX-MANAGED
                                                                           U.S. EQUITY SERIES
                                                ------------------------------------------------------------------------
                                                    YEAR           YEAR           YEAR           YEAR       SEPT. 25,(4)
                                                    ENDED          ENDED          ENDED          ENDED            TO
                                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                    2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------
Total Return                                           10.15%         12.20%         18.49%        (20.12)%        15.72%(2)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $    999,348   $    618,950   $    348,758   $    198,247   $     81,548
Ratio of Expenses to Average Net Assets                 0.09%          0.10%          0.10%          0.12%          0.20%(1)
Ratio of Net Investment Income to Average
  Net Assets                                            1.51%          1.52%          1.02%          0.63%          0.62%(1)
Portfolio Turnover Rate                                   10%             5%            13%            11%             4%(2)

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum, annual installments over a period of agreed upon years, or semi-annual installments over a period of agreed upon years. As of November 30, 2005, none of the Trustees have requested distribution of proceeds.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2005, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            The Tax-Managed U.S. Marketwide Value Series           0.20 of 1%
            The Tax-Managed U.S. Equity Series                     0.05 of 1%

FEES PAID TO OFFICERS AND TRUSTEES:

     Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2005, the total related amounts paid by the Trust under this arrangement were $93 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  DEFERRED COMPENSATION:

     At November 30, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows (amounts in thousands):

            The Tax-Managed U.S. Marketwide Value Series           $   36
            The Tax-Managed U.S. Equity Series                         14

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                    OTHER INVESTMENT
                                                                       SECURITIES
                                                          ---------------------------------
                                                             PURCHASES            SALES
                                                          --------------      -------------
The Tax-Managed U.S. Marketwide Value Series              $      717,433      $     250,496
The Tax-Managed U.S. Equity Series                               385,126             79,407

     There were no purchases or sales of U.S. Government securities during the year ended November 30, 2005.

F.  FEDERAL INCOME TAXES:

     The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

     At November 30, 2005, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                NET
                                                                                                             UNREALIZED
                                                      FEDERAL          UNREALIZED         UNREALIZED        APPRECIATION/
                                                     TAX COST         APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                                 ----------------   ----------------   ----------------   ----------------
The Tax-Managed U.S. Marketwide Value Series     $      1,888,674   $        785,106   $        (46,975)  $        738,131
The Tax-Managed U.S. Equity Series                        903,090            193,053            (16,352)           176,701

G.  FINANCIAL INSTRUMENTS

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2005.

H.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2005 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Series under the line of credit with the domestic custodian bank during the year ended November 30, 2005.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2005.

I.  SECURITIES LENDING:

     As of November 30, 2005, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of U.S. securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 23, 2006

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustees/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2005.

     Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were four Performance Committee meetings held during the fiscal year ended November 30, 2005.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND            TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS               LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993        79 portfolios in 4          Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG       DFAIDG - since 1983        investment companies        School of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                 DFAITC - since 1993        79 portfolios in 4          Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG       DFAIDG - since 1986        investment companies        Professor of Economics, Graduate School of
and DEM.                      DIG - since 1993                                       Business, University of Chicago. Senior
Trustee of DFAITC.            DEM - since 1993                                       Vice-President, Lexecon Inc. (economics,
1101 E. 58th Street                                                                  law, strategy and finance consulting).
Chicago, IL 60637                                                                    Formerly, President, Cardean University
Date of Birth: 1/19/39                                                               (division of UNext.com). Member of the
                                                                                     Boards of Milwaukee Mutual Insurance
                                                                                     Company and UNext.com. Formerly, Trustee,
                                                                                     First Prairie Funds (registered investment
                                                                                     company). Trustee, Harbor Fund (registered
                                                                                     investment company) (13 Portfolios).

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND            TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS               LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993        79 portfolios in 4          Professor in Practice of Finance, Yale
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies        School of Management. Director, BIRR
and DEM.                      DIG - since 1993                                       Portfolio Analysis, Inc. (software
Trustee of DFAITC.            DEM - since 1993                                       products). Chairman, Ibbotson Associates,
Yale School of Management                                                            Inc., Chicago, IL (software, data,
P.O. Box 208200                                                                      publishing and consulting). Partner, Zebra
New Haven, CT                                                                        Capital Management, LLC (hedge fund
06520-8200                                                                           manager). Formerly, Director, Hospital
Date of Birth: 5/27/43                                                               Fund, Inc. (investment management
                                                                                     services).

Robert C. Merton              DFA ITC - since 2003       79 portfolios in 4          John and Natty McArthur University
Director of DFAIDG, DIG       DFA IDG - since 2003       investment companies        Professor, Graduate School of Business
and DEM.                      DFA DIG - since 2003                                   Administration, Harvard University (since
Trustee of DFAITC.            DEM - since 2003                                       1998). George Fisher Baker Professor of
Harvard Business School                                                              Business Administration, Graduate School
397 Morgan Hall Soldiers                                                             of Business Administration, Harvard
Field Boston, MA 02163                                                               University (1988-1998), Cofounder, Chief
Date of Birth: 7/31/44                                                               Science Officer, Integrated Finance
                                                                                     Limited (since 2002). Director, MF Risk,
                                                                                     Inc. (risk management software) (since
                                                                                     2001). Director, Peninsula Banking Group
                                                                                     (bank) (since 2003). Director, Community
                                                                                     First Financial Group (bank holding
                                                                                     company) (since 2003). Formerly,
                                                                                     Co-Founder and Principal, Long-Term
                                                                                     Capital Management. Director, Vical
                                                                                     Incorporated (biopharmaceutical product
                                                                                     development).

Myron S. Scholes              DFAITC - since 1993        79 portfolios in 4          Frank E. Buck Professor Emeritus of
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies        Finance, Stanford University. Managing
and DEM.                      DIG - since 1993                                       Partner, Oak Hill Capital Management
Trustee of DFAITC.            DEM - since 1993                                       (private equity firm). Chairman, Oak Hill
Oak Hill Capital                                                                     Platinum Partners (hedge fund). Director,
Management, Inc.                                                                     Chicago Mercantile Exchange, Consultant,
2775 Sand Hill Rd                                                                    Arbor Investors. Formerly, Director, Smith
Suite 220                                                                            Breeden Family of Funds. Director,
Menlo Park, CA 94025                                                                 American Century Fund Complex (registered
Date of Birth: 7/01/41                                                               investment companies) (38 Portfolios); and
                                                                                     Director, Chicago Mercantile Exchange
                                                                                     Holdings Inc.

Abbie J. Smith                DFAITC - since 2000        79 portfolios in 4          Boris and Irene Stern Professor of
Director of DFAIDG, DIG       DFAIDG - since 2000        investment companies        Accounting, Graduate School of Business,
and DEM.                      DIG - since 2000                                       University of Chicago, Formerly, Marvin
Trustee of DFAITC.            DEM - since 2000                                       Bower Fellow, Harvard Business School
Graduate School of                                                                   (9/01 to 8/02). Director, HON Industries
Business                                                                             Inc. (office furniture) and Director,
University of Chicago                                                                Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

    NAME, AGE, POSITION                                   PORTFOLIOS WITHIN THE
       WITH THE FUND            TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS               LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993        79 portfolios in 4          Chairman, Director, Chief Executive
Chairman, Director, Chief     DFAIDG - since 1981        investment companies        Officer, Chief Investment Officer and
Executive Officer, Chief      DIG - since 1992                                       President of Dimensional Fund Advisors
Investment Officer and        DEM - since 1993                                       Inc., DFA Securities Inc., DFAIDG, DIG and
President of DFAIDG, DIG                                                             DEM. Chairman, Trustee, Chief Executive
and DEM. Chairman,                                                                   Officer, Chief Investment Officer and
Trustee, Chief Executive                                                             President of DFAITC. Director of
Officer, Chief Investment                                                            Dimensional Fund Advisors Ltd, and
Officer and President of                                                             formerly Chief Investment Officer.
DFAITC.                                                                              Director, Chief Investment Officer and
1299 Ocean Avenue                                                                    President of DFA Australia Ltd. Formerly,
Santa Monica, CA 90401                                                               Director of Dimensional Funds PLC.
Date of Birth: 12/02/46                                                              Chairman, Director, Chief Executive
                                                                                     Officer and Chief Investment Officer of
                                                                                     Dimensional Fund Advisors Canada Inc. (All
                                                                                     Chief Investment Officer positions held
                                                                                     starting 1/1/2003 except for Dimensional
                                                                                     Fund Advisors Canada Inc., which was from
                                                                                     6/17/2003.)

                                                                                     Limited Partner, Oak Hill Partners,
                                                                                     Director, University of Chicago Business
                                                                                     School. Formerly, Director, SA Funds
                                                                                     (registered investment company). Formerly
                                                                                     Director, Assante Corporation (investment
                                                                                     management) (until 2002).

Rex A. Sinquefield*           DFAITC - since 1993        79 portfolios in 4          Chairman and Director (and prior to
Chairman and Director of      DFAIDG - since 1981        investment companies        1/1/2003, Chief Investment Officer) of
DFAIDG, DIG and DEM.          DIG - since 1992                                       Dimensional Fund Advisors Inc., DFA
Trustee and Chairman of       DEM - since 1993                                       Securities Inc., DFAIDG, DIG and DEM,
DFAITC.                                                                              Chairman, Trustee (and prior to 1/1/2003,
1299 Ocean Avenue                                                                    Chief Investment Officer) of DFAITC.
Santa Monica, CA 90401                                                               Director and formerly President of
Date of Birth: 9/07/44                                                               Dimensional Fund Advisors Ltd., Director
                                                                                     (and prior to 1/1/2003, Chief Investment
                                                                                     Officer) of DFA Australia Ltd. Director of
                                                                                     Dimensional Funds PLC and Dimensional Fund
                                                                                     Advisors Canada Inc.

                                                                                     Trustee, St. Louis University. Life
                                                                                     Trustee and Member of Investment
                                                                                     Committee, DePaul University. Director,
                                                                                     The German St. Vincent Orphan Home. Member
                                                                                     of Investment Committee, Archdiocese of
                                                                                     St. Louis. Director, St. Louis Art
                                                                                     Institute.

  (1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  (2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

    * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

   ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS

M. Akbar Ali                              Since 2005        Vice President of all the DFA Entities. Portfolio Manager of
Vice President                                              Dimensional (since August 2002). Formerly, Graduate Student at the
Date of Birth: 7/1/71                                       University of California, Los Angeles (August 2000 to June 2002);
                                                            Senior Technology Office at JPMorgan Chase & Co. (February 1997 to
                                                            June 2000).

Darryl Avery                              Since 2005        Vice President of all the DFA Entities. From June 2002 to January
Vice President                                              2005, institutional client service representative of Dimensional.
Date of Birth: 1/4/66                                       Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February
                                                            2002); institutional client service and marketing representative for
                                                            Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow                          Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                          Since 2001        Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                                   2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal
Date of Birth: 1/24/67                                      counsel for Dimensional.

Stephen A. Clark                          Since 2004        Vice President of all the DFA Entities, April 2001 to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                      University of Chicago (September 2000 to March 2001); and Associate of
                                                            US Bancorp Piper Jaffrey (September 1999 to September 2000) and an
                                                            Analyst and later an Associate of John Nuveen & Co. (August 1997 to
                                                            September 1999).

Truman A. Clark                           Since 1996        Vice President of all the DFA Entities, Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                    Since 2004        Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                              Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                     to January 2004); Branch Chief, Investment Company and Investment
                                                            Advisor Inspections, Securities and Exchange Commission (April 1994 to
                                                            August 2000).

James L. Davis                            Since 1999        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd, Formerly at
Date of Birth: 11/29/56                                     Kansas State University. Arthur Andersen & Co., and Phillips Petroleum
                                                            Co.

Robert T. Deere                           Since 1994        Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                        Since 2001        Vice President of all the DFA Entities. Prior to April 2001, marketing
Vice President                                              supervisor and marketing coordinator for Dimensional. Formerly, Vice
Date of Birth: 3/18/70                                      President of DFA Australia Limited.

Richard A. Eustice                        Since 1998        Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                                Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                   Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                       Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                       Since 2004        Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                              client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                            Since 2001        Vice President of all the DFA Entities, Formerly, Professor and
Vice President                                              Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                     to August 2001) and Academic Director Master of Business Taxation
                                                            Program (June 1996 to August 2001) at the University of Southern
                                                            California Marshall School of Business.

Henry F. Gray                             Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 9/22/67                                      Limited.

Kamyab Hashemi-Nejad                      Since 1997        Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                              Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                         Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Kevin Hight                               Since 2005        Vice President of all the DFA Entities. Formerly, Regional Director of
Vice President                                              Dimensional (since March 2003 to March 2005). Formerly, Vice President
Date of Birth: 11/13/67                                     and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho                           Since 2004        Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                              Controller of Dimensional.
Date of Birth: 11/29/67

Jeff J. Jeon                              Since 2004        Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                              Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                      (September 1997 to August 2001).

Patrick M. Keating                        Since 2003        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Formerly, Director, President and Chief
Date of Birth: 12/21/54                                     Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                            December 2002); Director, Assante Capital Management (October 2000 to
                                                            December 2002); President and Chief Executive Officer, Assante Capital
                                                            Management (October 2000 to April 2001); Executive Vice President,
                                                            Assante Corporation (May 2001 to December 2002); Director, Assante
                                                            Asset Management Ltd. (September 1997 to December 2002); President and
                                                            Chief Executive Officer, Assante Asset Management Ltd. (September 1998
                                                            to May 2001).

Joseph F. Kolerich                        Since 2004        Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                              Portfolio Manager for Dimensional, Formerly, a trader at Lincoln
Date of Birth: 11/7/71                                      Capital Fixed Income Management (formerly Lincoln Capital Management
                                                            Company).

Michael F. Lane                           Since 2004        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON,
Date of Birth: 7/11/67                                      President, Advisor Resources (September 1994 to June 2001).

Juliet Lee                                Since 2005        Vice President of all the DFA Entities. Human Resources Manager of
Vice President                                              Dimensional (since January 2004). Formerly, Assistant Vice President
Date of Birth: 1/12/71                                      for Metropolitan West Asset Management LLC (February 2001 to December
                                                            2003) and Director of Human Resources for Icebox, LLC (March 2000 to
                                                            February 2001).

Heather H. Mathews                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student
Date of Birth: 12/12/69                                     at Harvard University (August 1998 to June 2000).

David M. New                              Since 2003        Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                              Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                       Associates (investment consulting firm) (December 2000 to June 2002).

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                     Vice President      Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary              since 1997        and Assistant Secretary of DFA Australia Limited (since February 2002,
Date of Birth: 5/7/64                   and Secretary       April 1997 and May 2002, respectively). Vice President and Secretary
                                          since 2000        of Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                            Dimensional Funds plc (since January 2002). Formerly, Assistant
                                                            Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Sonya K. Park                             Since 2005        Vice President of all the DFA Entities. From February 2002 to January
Vice President                                              2005, institutional client service representative of Dimensional.
Date of Birth: 6/28/72                                      Formerly, Associate Director at Watson Pharmaceuticals Inc. (January
                                                            2001 to February 2002); Graduate student at New York University
                                                            (February 2000 to December 2000).

David A. Plecha                           Since 1993        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                              Dimensional Fund Advisors Ltd.
Date of Birth: 10/26/61

Eduardo A. Repetto                        Since 2002        Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                              for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                      Scientist (August 1998 to June 2000), California Institute of
                                                            Technology.

L. Jacobo Rodriguez                       Since 2005        Vice President of all the DFA Entities. From August 2004 to July 2005,
Vice President                                              institutional client service representative of Dimensional. Formerly,
Date of Birth: 5/18/71                                      Financial Services Analyst, Cato Institute (September 2001 to June
                                                            2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to
                                                            June 2004); and Assistant Director, Project on Global Economic
                                                            Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina                       Since 1993        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                             Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
Officer and Treasurer                                       and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                     Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                            Funds, plc (January 2002).

David E. Schneider                        Since 2001        Vice President of all the DFA Entities. Currently, Director of
Vice President                                              Institutional Services. Prior to 2001, Regional Director of
Date of Birth: 1/26/46                                      Dimensional.

Jeanne C. Sinquefield, Ph.D.*             Since 1988        Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                    Limited. Vice President (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                      Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
                                                            Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                            Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                            Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Date of Birth: 6/8/63                                       Limited.

Lawrence R. Spieth                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 11/10/47

Bradley G. Steiman                        Since 2004        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Prior to April 2002, Regional Director
Date of Birth: 3/25/73                                      of Dimensional. Formerly, Vice President and General Manager of
                                                            Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                            Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                            Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                           Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                              Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Date of Birth: 3/10/66                                      Advisors Canada Inc.

                                        TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
           AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Carol W. Wardlaw                          Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                      Since 1997        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              DFA Australia Limited.
Date of Birth: 3/1/51

Daniel M. Wheeler                         Since 2001        Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                              Financial Advisors Services of Dimensional. Director of Dimensional
Date of Birth: 3/3/45                                       Fund Advisors Ltd. (since October 2003) and President of Dimensional
                                                            Fund Advisors Canada Inc. (since June 2003).

  (1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

    * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

     For shareholders that do not have a November 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2004 to November 30, 2005, each Portfolio is designating the following items with regard to distributions paid during the fiscal year.

                                            NET                                         CORPORATE
                                         INVESTMENT      LONG-TERM                      DIVIDENDS     QUALIFYING    FOREIGN
                                          INCOME       CAPITAL GAIN        TOTAL         RECEIVED      DIVIDEND        TAX
DFA INVESTMENT DIMENSIONS GROUP INC.   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION(1)    INCOME(2)    CREDIT(3)
------------------------------------   -------------   -------------   -------------   ------------   ----------   ----------
Tax-Managed U.S. Marketwide Value
  Portfolio                                   100.00%             --          100.00%        100.00%      100.00%          --
Tax-Managed U.S. Equity Portfolio             100.00%             --          100.00%        100.00%      100.00%          --
Tax-Managed U.S. Small Cap Value
  Portfolio                                    18.88%          81.12%         100.00%        100.00%      100.00%          --
Tax-Managed U.S. Small Cap Portfolio          100.00%             --          100.00%        100.00%      100.00%          --
Tax-Managed DFA International Value
  Portfolio                                    99.33%           0.67%         100.00%            --        73.00%        8.43%

----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain).

ITEM 2.      CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)     Audit Fees

                           Fiscal Year Ended November 30, 2005:  $ 315,005
                           Fiscal Year Ended November 30, 2004:  $ 293,653

     (b)     Audit-Related Fees

                           Fees for Registrant -  Fiscal Year Ended November 30, 2005:  $ 32,900
                                                  Fiscal Year Ended November 30, 2004:  $ 32,560

     For fiscal years ended November 30, 2005 and November 30, 2004, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

             Audit-Related Fees required to be approved pursuant to paragraph
             (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                                  Fiscal Year Ended November 30, 2005:  $ 51,200
                                                  Fiscal Year Ended November 30, 2004:  $      0

     For the fiscal year ended November 30, 2005, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with a readiness review and issuance of a Type I SAS 70 over controls at the Registrant's investment adviser.

     (c)     Tax Fees

                           Fees for Registrant -  Fiscal Year Ended November 30, 2005:  $ 14,913
                                                  Fiscal Year Ended November 30, 2004:  $ 12,800

     Tax Fees included, for the fiscal year ended November 30, 2005, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India, and for the fiscal year ended November 30, 2004, fees for tax services in connection with the Registrant's excise tax calculations and limited review of the Registrant's applicable tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)     All Other Fees

                           Fees for Registrant -  Fiscal Year Ended November 30, 2005:  $      0
                                                  Fiscal Year Ended November 30, 2004:  $      0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e) (1) Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

             The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

             The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

             These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

             A.  General

                 1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

                 2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

             B.  Pre-Approval of Audit Services to the Funds

                 1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

                 2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

                 3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

             C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

                 1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

                 2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

                 3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

                 4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

                 5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

             D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

                 1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

                 2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

                 3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

                 4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                      (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

                      (b) refer such matter to the Committee for its consideration and action.

                 In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

                 5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

             E.  Amendment; Annual Review

                 1. The Committee may amend these procedures from time to time.

                 2. These procedures shall be reviewed annually by the Committee.

             F.  Recordkeeping

                 1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

                 2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

                 3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2005 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

     (g)     Aggregate Non-Audit Fees

                                             Fiscal Year Ended November 30, 2005:  $ 203,478
                                             Fiscal Year Ended November 30, 2004:  $ 205,660

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Please see schedule of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or its underlying fund that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below: The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series, The Tax-Managed U.S. Equity Series, and Large Cap International Portfolio (an underlying fund for The Global Large Company Series).

                                             THE U.S. LARGE COMPANY SERIES
                                                 SCHEDULE OF INVESMENTS
                                                    NOVEMBER 30, 2005


                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (87.0%)
Financials -- (18.4%)
       Ace, Ltd.                                                                                       116,700   $       6,476,850
    #  AFLAC, Inc.                                                                                     184,600           8,860,800
       Allstate Corp.                                                                                  241,700          13,559,370
       AMBAC Financial Group, Inc.                                                                      39,400           3,021,586
       American Express Co.                                                                            456,700          23,483,514
    #  American International Group, Inc.                                                              955,100          64,125,414
       Ameriprise Financial, Inc.                                                                       91,340           3,840,847
    #  AmSouth Bancorporation                                                                          129,000           3,430,110
       AON Corp.                                                                                       117,200           4,267,252
       Apartment Investment & Management Co. Class A                                                    35,200           1,363,296
       Archstone-Smith Trust                                                                            77,900           3,256,999
    #  Bank of America Corp.                                                                         1,478,800          67,862,132
    #  Bank of New York Co., Inc.                                                                      286,500           9,282,600
    #  BB&T Corp.                                                                                      201,500           8,573,825
    #  Bear Stearns Companies, Inc.                                                                     41,400           4,594,986
       Capital One Financial Corp.                                                                     106,300           8,829,278
    #  Chubb Corp.                                                                                      73,000           7,069,320
    #  Cincinnati Financial Corp.                                                                       64,300           2,863,279
       CIT Group, Inc.                                                                                  74,200           3,672,900
       Citigroup, Inc.                                                                               1,902,800          92,380,940
       Comerica, Inc.                                                                                   61,600           3,552,472
       Compass Bancshares, Inc.                                                                         45,800           2,219,468
       Countrywide Financial Corp.                                                                     218,800           7,616,428
    *  E*TRADE Financial Corp.                                                                         149,700           2,922,144
    #  Equity Office Properties Trust                                                                  151,100           4,711,298
    #  Equity Residential                                                                              105,700           4,308,332
       Fannie Mae                                                                                      356,200          17,115,410
       Federated Investors, Inc.                                                                        31,200           1,140,048
    #  Fifth Third Bancorp                                                                             204,700           8,243,269
       First Horizon National Corp.                                                                     46,000           1,790,320
       Franklin Resources, Inc.                                                                         54,600           5,071,248
       Freddie Mac                                                                                     254,300          15,881,035
       Golden West Financial Corp.                                                                      94,000           6,090,260
       Hartford Financial Services Group, Inc.                                                         110,200           9,628,174
       Huntington Bancshares, Inc.                                                                      85,000           2,036,600
       Janus Capital Group, Inc.                                                                        82,000           1,571,940
       Jefferson-Pilot Corp.                                                                            49,600           2,755,280
       JPMorgan Chase & Co.                                                                          1,292,900          49,453,425
       KeyCorp                                                                                         150,600           4,993,896
    #  Lehman Brothers Holdings, Inc.                                                                  100,200          12,625,200
    #  Lincoln National Corp.                                                                           63,500           3,300,730
       Loews Corp.                                                                                      49,900           4,819,342
    #  M&T Bank Corp.                                                                                   29,700           3,214,134
       Marsh & McLennan Companies, Inc.                                                                197,000           6,085,330

       Marshall & Ilsley Corp.                                                                          76,300           3,279,374
    #  MBIA, Inc.                                                                                       49,300           3,045,754
       MBNA Corp.                                                                                      462,900          12,391,833
       Mellon Financial Corp.                                                                          153,900           5,177,196
    #  Merrill Lynch & Co., Inc.                                                                       340,900          22,642,578
    #  MetLife, Inc.                                                                                   278,400          14,320,896
    #  MGIC Investment Corp.                                                                            34,200           2,226,420
       Moody's Corp.                                                                                    93,000           5,593,950
       Morgan Stanley                                                                                  399,700          22,395,191
       National City Corp.                                                                             209,300           7,097,363
       North Fork Bancorporation, Inc.                                                                 176,100           4,754,700
       Northern Trust Corp.                                                                             68,300           3,598,727
       Plum Creek Timber Co., Inc.                                                                      67,700           2,637,592
    #  PNC Financial Services Group                                                                    107,000           6,823,390
       Principal Financial Group, Inc.                                                                 102,900           5,213,943
       Progressive Corp.                                                                                72,600           8,929,074
       ProLogis                                                                                         90,800           4,118,688
       Prudential Financial, Inc.                                                                      188,800          14,613,120
    #  Public Storage, Inc.                                                                             30,400           2,146,240
       Regions Financial Corp.                                                                         169,500           5,710,455
       Safeco Corp.                                                                                     46,000           2,587,500
       Schwab (Charles) Corp.                                                                          382,500           5,833,125
    #  Simon Property Group, Inc.                                                                       67,400           5,210,694
       SLM Corp.                                                                                       153,700           8,076,935
       Sovereign Bancorp, Inc.                                                                         133,100           2,909,566
       State Street Corp.                                                                              121,800           7,026,642
       SunTrust Banks, Inc.                                                                            133,400           9,703,516
       Synovus Financial Corp.                                                                         114,700           3,228,805
       T. Rowe Price Group, Inc.                                                                        47,800           3,439,210
       The Goldman Sachs Group, Inc.                                                                   171,100          22,065,056
       The St. Paul Travelers Companies, Inc.                                                          248,600          11,567,358
       Torchmark Corp.                                                                                  38,400           2,078,208
       U.S. Bancorp                                                                                    672,700          20,369,356
    #  UnumProvident Corp.                                                                             109,600           2,411,200
       Vornado Realty Trust                                                                             43,400           3,704,190
    #  Wachovia Corp.                                                                                  580,500          30,998,700
       Washington Mutual, Inc.                                                                         367,154          15,123,073
    #  Wells Fargo & Co.                                                                               621,300          39,048,705
       XL Capital, Ltd.                                                                                 51,700           3,431,846
       Zions Bancorporation                                                                             33,200           2,510,916
                                                                                                                 -----------------
Total Financials                                                                                                       880,002,166
                                                                                                                 -----------------
Information Technology -- (13.6%)
    *  ADC Telecommunications, Inc.                                                                     42,900             876,447
    #  Adobe Systems, Inc.                                                                             180,900           5,899,149
    *  Advanced Micro Devices, Inc.                                                                    146,600           3,837,988
    *  Affiliated Computer Services, Inc. Class A                                                       46,200           2,577,036
    *  Agilent Technologies, Inc.                                                                      181,900           6,486,554
    *  Altera Corp.                                                                                    137,100           2,503,446
    #  Analog Devices, Inc.                                                                            137,100           5,198,832
    *  Andrew Corp.                                                                                     59,800             653,614
    *  Apple Computer, Inc.                                                                            305,400          20,712,228
    #  Applied Materials, Inc.                                                                         597,200          10,815,292
    *  Applied Micro Circuits Corp.                                                                    112,400             296,736
       Autodesk, Inc.                                                                                   84,100           3,508,652

       Automatic Data Processing, Inc.                                                                 213,500          10,034,500
    *  Avaya, Inc.                                                                                     156,100           1,860,712
    *  BMC Software, Inc.                                                                               80,200           1,643,298
    *  Broadcom Corp.                                                                                  104,000           4,840,160
    *  Ciena Corp.                                                                                     212,700             635,973
    *  Cisco Sytems, Inc.                                                                            2,352,100          41,255,834
    *  Citrix Systems, Inc.                                                                             62,700           1,701,678
       Computer Associates International, Inc.                                                         170,500           4,860,955
    *  Computer Sciences Corp.                                                                          68,000           3,415,640
    *  Compuware Corp.                                                                                 142,800           1,318,044
    *  Comverse Technology, Inc.                                                                        74,100           1,942,161
    *  Convergys Corp.                                                                                  51,500             854,900
    *  Corning, Inc.                                                                                   541,800          10,971,450
  * #  Dell, Inc.                                                                                      882,400          26,613,184
    *  Electronic Arts, Inc.                                                                           111,700           6,295,412
       Electronic Data Systems Corp.                                                                   191,000           4,402,550
    *  EMC Corp.                                                                                       887,200          12,358,696
       First Data Corp.                                                                                284,000          12,288,680
    *  Fiserv, Inc.                                                                                     69,200           3,149,292
    *  Freescale Semiconductor, Inc. Class B                                                           149,100           3,846,780
  * #  Gateway, Inc.                                                                                    97,000             294,880
       Hewlett-Packard Co.                                                                           1,054,400          31,284,048
       Intel Corp.                                                                                   2,242,500          59,829,900
       International Business Machines Corp.                                                           587,300          52,210,970
    *  Intuit, Inc.                                                                                     66,700           3,573,119
    *  Jabil Circuit, Inc.                                                                              63,300           2,096,496
    *  JDS Uniphase Corp.                                                                              606,600           1,558,962
       KLA-Tencor Corp.                                                                                 72,700           3,721,513
  * #  Lexmark International, Inc.                                                                      43,700           2,080,994
    #  Linear Technology Corp.                                                                         112,900           4,212,299
    *  LSI Logic Corp.                                                                                 143,800           1,180,598
    *  Lucent Technologies, Inc.                                                                     1,635,900           4,564,161
       Maxim Integrated Products, Inc.                                                                 120,700           4,411,585
    *  Mercury Interactive Corp.                                                                        31,900             886,820
  * #  Micron Technology, Inc.                                                                         226,800           3,234,168
       Microsoft Corp.                                                                               3,390,800          93,959,068
       Molex, Inc.                                                                                      53,300           1,427,907
       Motorola, Inc.                                                                                  908,700          21,890,583
    #  National Semiconductor Corp.                                                                    126,300           3,268,644
    *  NCR Corp.                                                                                        68,400           2,322,180
    *  Network Appliance, Inc.                                                                         135,400           3,942,848
    *  Novell, Inc.                                                                                    140,600           1,093,868
  * #  Novellus Systems, Inc.                                                                           51,000           1,258,170
  * #  Nvidia Corp.                                                                                     62,100           2,246,157
    *  Oracle Corp.                                                                                  1,388,000          17,447,160
    *  Parametric Technology Corp.                                                                     100,200             586,170
       Paychex, Inc.                                                                                   122,600           5,199,466
    *  PMC-Sierra, Inc.                                                                                 67,100             528,077
    *  QLogic Corp.                                                                                     29,600             978,576
       Qualcomm, Inc.                                                                                  600,100          27,286,547
       Sabre Holdings Corp.                                                                             48,300           1,104,621
    *  Sanmina-SCI Corp.                                                                               193,500             801,090
       Scientific-Atlanta, Inc.                                                                         56,400           2,386,848
    #  Siebel Systems, Inc.                                                                            192,200           2,018,100
    *  Solectron Corp.                                                                                 357,800           1,284,502

    *  Sun Microsystems, Inc.                                                                        1,255,100           4,731,727
    *  Symantec Corp.                                                                                  398,000           7,032,660
       Symbol Technologies, Inc.                                                                        89,420           1,022,071
       Tektronix, Inc.                                                                                  31,100             795,849
    *  Tellabs, Inc.                                                                                   164,700           1,689,822
    *  Teradyne, Inc.                                                                                   72,400           1,059,212
       Texas Instruments, Inc.                                                                         597,400          19,403,552
    *  Unisys Corp.                                                                                    125,300             770,595
  * #  Xerox Corp.                                                                                     353,100           5,014,020
       Xilinx, Inc.                                                                                    128,600           3,400,184
    *  Yahoo!, Inc.                                                                                    461,500          18,566,145
                                                                                                                 -----------------
Total Information Technology                                                                                           647,312,805
                                                                                                                 -----------------
Health Care -- (11.1%)
       Abbott Laboratories                                                                             572,100          21,573,891
    #  Aetna, Inc.                                                                                     106,700           9,868,683
    #  Allergan, Inc.                                                                                   48,100           4,810,000
       AmerisourceBergen Corp.                                                                          38,200           3,069,370
    *  Amgen, Inc.                                                                                     454,100          36,750,313
    #  Applera Corp. - Applied Biosystems Group                                                         71,900           1,983,002
       Bard (C.R.), Inc.                                                                                38,800           2,516,956
    #  Bausch & Lomb, Inc.                                                                              19,800           1,608,948
       Baxter International, Inc.                                                                      229,100           8,909,699
       Becton Dickinson & Co.                                                                           92,000           5,357,160
    *  Biogen Idec, Inc.                                                                               124,500           5,329,845
       Biomet, Inc.                                                                                     91,900           3,273,478
    *  Boston Scientific Corp.                                                                         217,300           5,754,104
    #  Bristol-Myers Squibb Co.                                                                        719,800          15,540,482
    #  Cardinal Health, Inc.                                                                           157,100          10,046,545
    *  Caremark Rx, Inc.                                                                               165,600           8,510,184
  * #  Chiron Corp.                                                                                     40,100           1,776,430
       Cigna Corp.                                                                                      47,300           5,322,196
    *  Coventry Health Care, Inc.                                                                       59,250           3,529,523
    #  Eli Lilly & Co.                                                                                 417,300          21,073,650
    *  Express Scripts, Inc.                                                                            54,700           4,619,962
  * #  Fisher Scientific International, Inc.                                                            44,900           2,895,152
  * #  Forest Laboratories, Inc.                                                                       125,100           4,887,657
  * #  Genzyme Corp.                                                                                    94,500           7,025,130
    *  Gilead Sciences, Inc.                                                                           167,800           8,505,782
       Guidant Corp.                                                                                   121,500           7,494,120
       HCA, Inc.                                                                                       155,800           7,944,242
       Health Management Associates, Inc.                                                               91,000           2,131,220
    *  Hospira, Inc.                                                                                    58,800           2,596,020
    *  Humana, Inc.                                                                                     59,800           2,740,634
       IMS Health, Inc.                                                                                 83,100           2,031,795
    #  Johnson & Johnson                                                                             1,094,800          67,603,900
    *  King Pharmaceuticals, Inc.                                                                       89,000           1,399,970
    *  Laboratory Corp. of America Holdings                                                             49,700           2,578,933
       Manor Care, Inc.                                                                                 29,100           1,147,413
    #  McKesson Corp.                                                                                  113,500           5,709,050
    *  Medco Health Solutions, Inc.                                                                    112,000           6,008,800
    *  Medimmune, Inc.                                                                                  90,700           3,257,037
       Medtronic, Inc.                                                                                 445,700          24,767,549
    #  Merck & Co., Inc.                                                                               808,100          23,758,140
    *  Millipore Corp.                                                                                  19,000           1,211,440

       Mylan Laboratories, Inc.                                                                         80,500           1,681,645
    *  Patterson Companies, Inc.                                                                        50,800           1,774,952
       PerkinElmer, Inc.                                                                                47,900           1,092,599
       Pfizer, Inc.                                                                                  2,712,700          57,509,240
       Quest Diagnostics, Inc.                                                                          61,300           3,070,517
       Schering-Plough Corp.                                                                           543,400          10,498,488
    *  St. Jude Medical, Inc.                                                                          134,200           6,410,734
       Stryker Corp.                                                                                   106,900           4,628,770
  * #  Tenet Healthcare Corp.                                                                          172,500           1,348,950
    *  Thermo Electron Corp.                                                                            59,500           1,835,575
       UnitedHealth Group, Inc.                                                                        464,900          27,828,914
    *  Waters Corp.                                                                                     42,300           1,659,429
    *  Watson Pharmaceuticals, Inc.                                                                     38,400           1,281,024
    *  WellPoint, Inc.                                                                                 225,800          17,348,214
       Wyeth                                                                                           493,600          20,514,016
    *  Zimmer Holdings, Inc.                                                                            91,000           5,702,970
                                                                                                                 -----------------
Total Health Care                                                                                                      531,104,442
                                                                                                                 -----------------
Industrials -- (9.9%)
       3M Co.                                                                                          281,600          22,099,968
  * #  Allied Waste Industries, Inc.                                                                    80,300             675,323
       American Power Conversion Corp.                                                                  62,900           1,409,589
    #  American Standard Companies, Inc.                                                                67,500           2,570,400
       Avery Dennison Corp.                                                                             40,700           2,392,753
       Boeing Co.                                                                                      302,000          20,593,380
       Burlington Northern Santa Fe Corp.                                                              137,400           9,093,132
       Caterpillar, Inc.                                                                               249,100          14,392,998
       Cendant Corp.                                                                                   385,100           6,843,227
       Cintas Corp.                                                                                     50,800           2,271,776
       Cooper Industries, Ltd.                                                                          34,100           2,480,434
       CSX Corp.                                                                                        79,900           3,886,336
       Cummins, Inc.                                                                                    17,100           1,521,900
    #  Danaher Corp.                                                                                    87,500           4,856,250
       Deere & Co.                                                                                      88,800           6,158,280
       Donnelley (R.R.) & Sons Co.                                                                      79,000           2,701,800
       Dover Corp.                                                                                      74,500           3,013,525
    #  Eaton Corp.                                                                                      54,300           3,459,996
       Emerson Electric Co.                                                                            152,000          11,492,720
       Equifax, Inc.                                                                                    47,900           1,834,570
    #  FedEx Corp.                                                                                     111,500          10,884,630
       Fluor Corp.                                                                                      31,900           2,363,790
       General Dynamics Corp.                                                                           74,000           8,458,200
       General Electric Co.                                                                          3,901,600         139,365,152
    #  Goodrich (B.F.) Co.                                                                              44,700           1,721,844
       Honeywell International, Inc.                                                                   314,700          11,499,138
       Illinois Tool Works, Inc.                                                                        76,800           6,779,136
       Ingersoll-Rand Co., Ltd. Class A                                                                124,100           4,918,083
       ITT Industries, Inc.                                                                             34,100           3,708,716
       L-3 Communications Holdings, Inc.                                                                43,700           3,255,650
       Lockheed Martin Corp.                                                                           133,900           8,114,340
       Masco Corp.                                                                                     158,400           4,715,568
    *  Monster Worldwide, Inc.                                                                          44,800           1,742,720
    *  Navistar International Corp.                                                                     22,700             643,999
       Norfolk Southern Corp.                                                                          148,900           6,587,336
       Northrop Grumman Corp.                                                                          131,400           7,538,418

       Paccar, Inc.                                                                                     63,100           4,534,366
    #  Pall Corp.                                                                                       45,800           1,271,408
       Parker Hannifin Corp.                                                                            44,100           3,016,881
       Pitney Bowes, Inc.                                                                               84,200           3,507,772
       Raytheon Co.                                                                                    166,100           6,381,562
       Robert Half International, Inc.                                                                  62,300           2,383,598
       Rockwell Automation, Inc.                                                                        66,800           3,769,524
       Rockwell Collins, Inc.                                                                           65,000           2,970,500
       Ryder System, Inc.                                                                               23,600           1,001,348
       Southwest Airlines Co.                                                                          255,000           4,207,500
       Textron, Inc.                                                                                    49,200           3,881,880
    #  Tyco International, Ltd.                                                                        744,900          21,244,548
    #  Union Pacific Corp.                                                                              97,100           7,432,034
    #  United Parcel Service, Inc.                                                                     407,500          31,744,250
       United Technologies Corp.                                                                       377,200          20,308,448
       W.W. Grainger, Inc.                                                                              27,900           1,959,417
       Waste Management, Inc.                                                                          206,900           6,188,379
                                                                                                                 -----------------
Total Industrials                                                                                                      471,848,492
                                                                                                                 -----------------
Consumer Discretionary -- (9.4%)
    *  Apollo Group, Inc. Class A                                                                       53,800           3,830,560
  * #  AutoNation, Inc.                                                                                 66,400           1,375,808
    *  Autozone, Inc.                                                                                   20,500           1,825,730
    *  Bed Bath and Beyond, Inc.                                                                       108,800           4,641,408
    #  Best Buy Co., Inc.                                                                              149,000           7,187,760
  * #  Big Lots, Inc.                                                                                   41,900             514,951
       Black & Decker Corp.                                                                             29,600           2,599,176
       Brunswick Corp.                                                                                  35,800           1,406,582
       Carnival Corp.                                                                                  158,800           8,653,012
    #  Centex Corp.                                                                                     47,200           3,391,320
       Circuit City Stores, Inc.                                                                        60,500           1,266,265
       Clear Channel Communications, Inc.                                                              199,700           6,502,232
    *  Coach, Inc.                                                                                     139,900           4,816,757
  * #  Comcast Corp. Class A                                                                           808,200          21,336,480
    #  Cooper Tire & Rubber Co.                                                                         22,500             330,975
    #  Dana Corp.                                                                                       55,300             385,441
    #  Darden Restaurants, Inc.                                                                         49,400           1,767,532
       Dillards, Inc. Class A                                                                           23,700             496,989
       Disney (Walt) Co.                                                                               739,800          18,443,214
       Dollar General Corp.                                                                            118,100           2,233,271
    #  Dow Jones & Co., Inc.                                                                            21,700             740,187
       Eastman Kodak Co.                                                                               105,700           2,533,629
  * #  eBay, Inc.                                                                                      408,600          18,309,366
       Family Dollar Stores, Inc.                                                                       57,100           1,285,321
       Federated Department Stores, Inc.                                                                97,600           6,288,368
    #  Ford Motor Co.                                                                                  682,000           5,544,660
       Fortune Brands, Inc.                                                                             53,700           4,186,452
       Gannett Co., Inc.                                                                                89,800           5,533,476
    #  Gap, Inc.                                                                                       213,300           3,707,154
    #  General Motors Corp.                                                                            208,100           4,557,390
       Genuine Parts Co.                                                                                64,100           2,840,271
  * #  Goodyear Tire & Rubber Co.                                                                       64,800           1,110,024
       H&R Block, Inc.                                                                                 119,500           2,920,580
    #  Harley-Davidson, Inc.                                                                           101,000           5,439,860
       Harrahs Entertainment, Inc.                                                                      67,600           4,602,884

       Hasbro, Inc.                                                                                     65,900           1,345,678
       Hilton Hotels Corp.                                                                             120,600           2,643,552
       Home Depot, Inc.                                                                                787,700          32,910,106
       Horton (D.R.), Inc.                                                                             100,200           3,551,088
       International Game Technology                                                                   125,500           3,683,425
  * #  Interpublic Group of Companies, Inc.                                                            155,600           1,450,192
       Johnson Controls, Inc.                                                                           70,900           4,924,005
    #  Jones Apparel Group, Inc.                                                                        43,600           1,253,936
    #  KB Home                                                                                          28,500           1,988,445
       Knight-Ridder, Inc.                                                                              25,500           1,540,200
    *  Kohl's Corp.                                                                                    126,900           5,837,400
       Leggett & Platt, Inc.                                                                            69,400           1,629,512
       Lennar Corp. Class A                                                                             49,200           2,837,856
       Limited Brands, Inc.                                                                            128,500           2,859,125
       Liz Claiborne, Inc.                                                                              39,500           1,377,760
       Lowe's Companies, Inc.                                                                          287,000          19,366,760
       Marriott International, Inc. Class A                                                             63,000           4,070,430
    #  Mattel, Inc.                                                                                    148,600           2,474,190
    #  Maytag Corp.                                                                                     29,400             522,732
    #  McDonald's Corp.                                                                                460,100          15,574,385
    #  McGraw-Hill Companies, Inc.                                                                     137,600           7,299,680
       Meredith Corp.                                                                                   15,400             785,400
       Newell Rubbermaid, Inc.                                                                         101,300           2,336,991
       News Corp. Class A                                                                              901,600          13,352,696
       NIKE, Inc. Class B                                                                               70,300           5,996,590
       Nordstrom, Inc.                                                                                  81,500           3,005,720
    *  Office Depot, Inc.                                                                              116,400           3,454,752
       OfficeMax, Inc.                                                                                  26,000             758,680
       Omnicom Group, Inc.                                                                              67,000           5,665,520
       Penney (J.C.) Co., Inc.                                                                          92,200           4,837,734
    #  Pulte Homes, Inc.                                                                                79,000           3,288,770
       RadioShack Corp.                                                                                 49,400           1,126,814
    #  Reebok International, Ltd.                                                                       19,300           1,111,294
    *  Sears Holdings Corp.                                                                             37,600           4,324,752
       Sherwin-Williams Co.                                                                             41,900           1,836,896
    #  Snap-On, Inc.                                                                                    21,300             795,981
       Staples, Inc.                                                                                   270,500           6,248,550
    *  Starbucks Corp.                                                                                 282,800           8,611,260
       Starwood Hotels & Resorts Worldwide, Inc.                                                        80,100           4,846,050
       Target Corp.                                                                                    325,600          17,422,856
       The New York Times Co. Class A                                                                   53,500           1,471,250
    #  The Stanley Works                                                                                26,700           1,281,600
    #  The TJX Companies, Inc.                                                                         171,500           3,843,315
    #  Tiffany & Co.                                                                                    52,400           2,132,680
       Time Warner, Inc.                                                                             1,727,700          31,064,046
       Tribune Co.                                                                                      97,600           3,120,272
    *  Univision Communications, Inc. Class A                                                           84,700           2,560,481
       V.F. Corp.                                                                                       32,900           1,863,785
       Viacom, Inc. Class B                                                                            583,500          19,488,900
       Visteon Corp.                                                                                    47,400             320,424
       Wendy's International, Inc.                                                                      42,500           2,158,150
       Whirlpool Corp.                                                                                  24,600           2,013,510
       Yum! Brands, Inc.                                                                               105,000           5,122,950
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           447,994,211
                                                                                                                 -----------------

Consumer Staples -- (8.3%)
       Alberto-Culver Co. Class B                                                                       27,800           1,208,744
       Albertson's, Inc.                                                                               135,600           3,186,600
       Altria Group, Inc.                                                                              763,800          55,597,002
       Anheuser-Busch Companies, Inc.                                                                  285,900          12,505,266
       Archer-Daniels-Midland Co.                                                                      239,400           5,642,658
       Avon Products, Inc.                                                                             173,300           4,739,755
       Brown-Forman Corp. Class B                                                                       30,500           2,097,180
       Campbell Soup Co.                                                                                68,100           2,057,301
    #  Clorox Co.                                                                                       55,800           3,028,824
       Coca-Cola Co.                                                                                   764,200          32,623,698
       Coca-Cola Enterprises, Inc.                                                                     110,900           2,131,498
       Colgate-Palmolive Co.                                                                           191,200          10,424,224
       ConAgra, Inc.                                                                                   190,600           4,097,900
    *  Constellation Brands, Inc.                                                                       72,100           1,703,002
       Costco Wholesale Corp.                                                                          176,400           8,816,472
       CVS Corp.                                                                                       299,200           8,084,384
       General Mills, Inc.                                                                             134,700           6,402,291
       Heinz (H.J.) Co.                                                                                125,500           4,357,360
       Kellogg Co.                                                                                      94,300           4,155,801
       Kimberly-Clark Corp.                                                                            175,300          10,339,194
    #  McCormick & Co., Inc.                                                                            49,300           1,539,146
       Molson Coors Brewing Co.                                                                         21,100           1,405,049
       Pepsi Bottling Group, Inc.                                                                       51,100           1,507,450
       PepsiCo, Inc.                                                                                   614,600          36,384,320
    #  Procter & Gamble Co.                                                                          1,264,327          72,306,861
    #  Reynolds American, Inc.                                                                          31,500           2,804,130
       Safeway, Inc.                                                                                   165,100           3,838,575
       Sara Lee Corp.                                                                                  288,800           5,215,728
       Supervalu, Inc.                                                                                  50,000           1,636,000
    #  Sysco Corp.                                                                                     233,000           7,530,560
       The Hershey Co.                                                                                  67,600           3,666,624
  * #  The Kroger Co.                                                                                  266,500           5,186,090
       Tyson Foods, Inc. Class A                                                                        92,500           1,556,775
       UST, Inc.                                                                                        60,500           2,334,090
    #  Walgreen Co.                                                                                    376,300          17,189,384
    #  Wal-Mart Stores, Inc.                                                                           919,200          44,636,352
       Wrigley (Wm.) Jr. Co.                                                                            66,200           4,540,658
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 396,476,946
                                                                                                                 -----------------
Energy -- (8.1%)
       Amerada Hess Corp.                                                                               29,400           3,602,088
    #  Anadarko Petroleum Corp.                                                                         87,000           7,883,070
       Apache Corp.                                                                                    121,000           7,898,880
    #  Baker Hughes, Inc.                                                                              125,400           7,191,690
       BJ Services Co.                                                                                 118,600           4,346,690
       Burlington Resources, Inc.                                                                      140,200          10,129,450
       Chevron Corp.                                                                                   828,800          47,498,528
    #  ConocoPhillips                                                                                  512,300          30,999,273
    #  Devon Energy Corp.                                                                              166,800          10,041,360
       El Paso Corp.                                                                                   242,700           2,667,273
    #  EOG Resources, Inc.                                                                              88,400           6,342,700
    #  Exxon Mobil Corp.                                                                             2,320,600         134,664,418
       Halliburton Co.                                                                                 187,100          11,908,915
    #  Kerr-McGee Corp.                                                                                 42,500           3,674,125

    #  Kinder Morgan, Inc.                                                                              35,200           3,189,120
       Marathon Oil Corp.                                                                              134,700           7,986,363
       Murphy Oil Corp.                                                                                 60,400           2,987,384
    *  Nabors Industries, Ltd.                                                                          58,000           4,060,580
    *  National-Oilwell, Inc.                                                                           63,800           3,867,556
       Noble Corp.                                                                                      50,300           3,625,121
    #  Occidental Petroleum Corp.                                                                      147,100          11,665,030
    #  Rowan Companies, Inc.                                                                            40,100           1,438,788
    #  Schlumberger, Ltd.                                                                              216,500          20,725,545
       Sunoco, Inc.                                                                                     50,300           3,883,160
       The Williams Companies, Inc.                                                                    210,600           4,527,900
  * #  Transocean, Inc.                                                                                121,000           7,724,640
       Valero Energy Corp.                                                                             112,500          10,822,500
    *  Weatherford International, Ltd.                                                                  60,600           4,212,306
       XTO Energy, Inc.                                                                                133,000           5,411,770
                                                                                                                 -----------------
Total Energy                                                                                                           384,976,223
                                                                                                                 -----------------
Utilities -- (2.9%)
    *  AES Corp.                                                                                       240,400           3,791,108
    *  Allegheny Energy, Inc.                                                                           59,900           1,667,017
       Ameren Corp.                                                                                     75,000           3,934,500
       American Electric Power Co., Inc.                                                               144,700           5,287,338
  * #  Calpine Corp.                                                                                   209,000             106,590
    #  CenterPoint Energy, Inc.                                                                        113,900           1,505,758
       Cinergy Corp.                                                                                    73,200           3,007,056
    *  CMS Energy Corp.                                                                                 80,700           1,128,186
       Consolidated Edison, Inc.                                                                        89,900           4,094,046
       Constellation Energy Group                                                                       65,500           3,470,845
       Dominion Resources, Inc.                                                                        125,400           9,524,130
    #  DTE Energy Co.                                                                                   65,500           2,858,420
       Duke Energy Corp.                                                                               341,000           9,159,260
    *  Dynegy, Inc.                                                                                    105,400             504,866
       Edison International                                                                            119,900           5,409,888
       Entergy Corp.                                                                                    76,400           5,348,000
       Exelon Corp.                                                                                    246,800          12,843,472
       FirstEnergy Corp.                                                                               121,400           5,700,944
       FPL Group, Inc.                                                                                 145,000           6,146,550
       KeySpan Corp.                                                                                    64,100           2,151,196
       Nicor, Inc.                                                                                      16,200             649,620
       NiSource, Inc.                                                                                  100,300           2,159,459
       Peoples Energy Corp.                                                                             14,000             503,020
       PG&E Corp.                                                                                      137,300           5,049,894
    #  Pinnacle West Capital Corp.                                                                      36,300           1,506,087
       PPL Corp.                                                                                       139,700           4,107,180
    #  Progress Energy, Inc.                                                                            92,500           4,142,150
       Public Service Enterprise Group, Inc.                                                            88,000           5,519,360
       Sempra Energy                                                                                    94,300           4,144,485
    #  Southern Co.                                                                                    274,900           9,541,779
       TECO Energy, Inc.                                                                                76,500           1,337,985
       TXU Corp.                                                                                        88,400           9,072,492
       Xcel Energy, Inc.                                                                               148,200           2,743,182
                                                                                                                 -----------------
Total Utilities                                                                                                        138,115,863
                                                                                                                 -----------------
Telecommunication Services -- (2.7%)
       Alltel Corp.                                                                                    140,500           9,389,615

  * #  AT&T, Inc.                                                                                    1,446,084          36,021,952
       BellSouth Corp.                                                                                 674,400          18,384,144
       CenturyTel, Inc.                                                                                 47,800           1,582,180
    #  Citizens Communications Co.                                                                     126,300           1,648,215
    *  Qwest Communications International, Inc.                                                        561,300           2,941,212
    #  Sprint Nextel Corp.                                                                           1,079,500          27,030,680
    #  Verizon Communications, Inc.                                                                  1,017,700          32,546,046
                                                                                                                 -----------------
Total Telecommunication Services                                                                                       129,544,044
                                                                                                                 -----------------
Materials -- (2.6%)
       Air Products & Chemicals, Inc.                                                                   81,600           4,828,272
       Alcoa, Inc.                                                                                     321,100           8,801,351
       Allegheny Technologies, Inc.                                                                     31,000           1,022,380
       Ashland, Inc.                                                                                    27,300           1,521,975
       Ball Corp.                                                                                       40,200           1,657,044
       Bemis Co., Inc.                                                                                  39,300           1,082,715
       Dow Chemical Co.                                                                                355,000          16,063,750
       DuPont (E.I.) de Nemours & Co., Inc.                                                            338,200          14,458,050
       Eastman Chemical Co.                                                                             30,000           1,659,900
       Ecolab, Inc.                                                                                     67,800           2,255,706
       Engelhard Corp.                                                                                  44,200           1,303,900
    #  Freeport-McMoRan Copper & Gold, Inc. Class B                                                     65,300           3,402,783
    #  Georgia-Pacific Corp.                                                                            95,800           4,530,382
  * #  Hercules, Inc.                                                                                   41,500             488,040
       International Flavors & Fragrances, Inc.                                                         30,100             979,454
    #  International Paper Co.                                                                         180,500           5,691,165
       Louisiana-Pacific Corp.                                                                          40,800           1,100,376
       MeadWestavco Corp.                                                                               67,700           1,894,923
       Monsanto Co.                                                                                     98,900           7,246,403
       Newmont Mining Corp.                                                                            164,200           7,572,904
    #  Nucor Corp.                                                                                      57,500           3,857,100
    *  Pactiv Corp.                                                                                     55,100           1,115,224
       Phelps Dodge Corp.                                                                               35,700           4,843,419
       PPG Industries, Inc.                                                                             62,500           3,795,625
    #  Praxair, Inc.                                                                                   119,000           6,188,000
       Rohm & Haas Co.                                                                                  53,500           2,343,300
    *  Sealed Air Corp.                                                                                 30,500           1,577,155
    #  Sigma-Aldrich Corp.                                                                              24,800           1,637,792
       Temple-Inland, Inc.                                                                              41,600           1,741,792
       United States Steel Corp.                                                                        42,000           1,999,200
       Vulcan Materials Co.                                                                             37,600           2,507,920
       Weyerhaeuser Co.                                                                                 90,200           5,981,162
                                                                                                                 -----------------
Total Materials                                                                                                        125,149,162
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  4,152,524,354
                                                                                                                 -----------------

                                                                                           FACE
                                                                                          AMOUNT
                                                                                      ---------------
                                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (13.0%)
    ^      Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $555,340,000 U.S. Treasury Note 4.50%,
              11/15/10, valued at $558,763,488) to be repurchased at
              $547,864,300                                                                            $547,804         547 ,804,194
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $76,285,000 FHLMC 4.00%, 09/22/09, valued at
              $74,759,300) to be repurchased at $73,661,938                                             73,654           73,654,000
                                                                                                                  -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        621,458,194
                                                                                                                  -----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $3,688,324,717)                                                                                             $   4,773,982,548
                                                                                                                  =================

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (92.0%)
Financials -- (29.4%)
           A.G. Edwards, Inc.                                                                       199,100   $         8,774,337
       *   Allegheny Corp.                                                                           18,292             5,381,323
           Allmerica Financial Corp.                                                                227,500             9,088,625
           Allstate Corp.                                                                         1,791,600           100,508,760
           AMBAC Financial Group, Inc.                                                              336,395            25,798,133
           American Financial Group, Inc.                                                           342,200            12,712,730
           American National Insurance Co.                                                           60,169             7,048,197
       *   AmeriCredit Corp.                                                                        395,300             9,803,440
           AmerUs Group Co.                                                                         179,500            10,542,035
           Astoria Financial Corp.                                                                   50,850             1,438,038
           Bank of Hawaii Corp.                                                                     327,500            16,902,275
           Bear Stearns Companies, Inc.                                                             373,770            41,484,732
           Capital One Financial Corp.                                                               87,971             7,306,881
           Chubb Corp.                                                                              453,200            43,887,888
           Cincinnati Financial Corp.                                                               782,889            34,862,047
           CIT Group, Inc.                                                                          877,400            43,431,300
       *   CNA Financial Corp.                                                                      996,940            33,945,807
           Commerce Group, Inc.                                                                      93,100             5,405,386
           Commercial Federal Corp.                                                                  98,900             3,406,116
           Countrywide Financial Corp.                                                            2,467,573            85,896,216
           Fidelity National Financial, Inc.                                                        621,000            23,486,220
           Fidelity National Title Group, Inc.                                                      108,675             2,477,790
           First American Corp.                                                                     381,600            17,954,280
           First Citizens BancShares, Inc.                                                           10,300             1,930,941
           Hartford Financial Services Group, Inc.                                                1,173,900           102,563,643
       #   Independence Community Bank Corp.                                                        350,500            13,893,820
           Instinet Group, Inc.                                                                      15,200                77,064
           Janus Capital Group, Inc.                                                              1,019,600            19,545,732
           JPMorgan Chase & Co.                                                                   2,244,400            85,848,300
           KeyCorp                                                                                  941,600            31,223,456
     # *   LaBranche & Co., Inc.                                                                     19,700               210,396
           Lehman Brothers Holdings, Inc.                                                           227,800            28,702,800
           Lincoln National Corp.                                                                   809,100            42,057,018
           Loews Corp.                                                                              878,634            84,858,472
       #   MBIA, Inc.                                                                               673,150            41,587,207
       #   MetLife, Inc.                                                                          3,393,398           174,556,393
       #   MGIC Investment Corp.                                                                    406,347            26,453,190
           Nationwide Financial Services, Inc.                                                      256,800            10,824,120
           New York Community Bancorp, Inc.                                                       1,271,900            21,177,135
           North Fork Bancorporation, Inc.                                                        1,277,411            34,490,097
       #   Odyssey Re Holdings Corp.                                                                 50,500             1,294,820
           Ohio Casualty Corp.                                                                          600                17,760
           Old Republic International Corp.                                                         823,912            21,916,059
       #   PMI Group, Inc.                                                                          424,200            17,222,520

           Principal Financial Group, Inc.                                                        1,125,700            57,039,219
           Protective Life Corp.                                                                    333,000            14,711,940
           Prudential Financial, Inc.                                                             1,887,800           146,115,720
           Radian Group, Inc.                                                                       361,300            20,435,128
           Reinsurance Group of America, Inc.                                                       284,000            13,427,520
           Safeco Corp.                                                                             486,400            27,360,000
           South Financial Group, Inc.                                                              207,811             6,165,752
           Sovereign Bancorp, Inc.                                                                1,332,320            29,124,515
           StanCorp Financial Group, Inc.                                                           113,000            11,643,520
           The St. Paul Travelers Companies, Inc.                                                 3,050,909           141,958,796
           Torchmark Corp.                                                                          127,200             6,884,064
           Transatlantic Holdings, Inc.                                                              20,393             1,426,490
           UnionBanCal Corp.                                                                         46,800             3,238,560
           Unitrin, Inc.                                                                            299,600            14,195,048
       #   UnumProvident Corp.                                                                    1,444,789            31,785,358
           Washington Mutual, Inc.                                                                  193,481             7,969,482
           Webster Financial Corp.                                                                   25,900             1,239,574
           Wesco Financial Corp.                                                                     13,540             4,860,860
                                                                                                              -------------------
Total Financials                                                                                                    1,851,575,045
                                                                                                              -------------------
Consumer Discretionary -- (22.6%)
       #   American Greetings Corp. Class A                                                         211,200             5,533,440
     # *   AutoNation, Inc.                                                                       2,057,600            42,633,472
           Barnes & Noble, Inc.                                                                     100,300             4,046,102
       #   Belo Corp. Class A                                                                       410,900             8,957,620
     # *   Big Lots, Inc.                                                                           253,500             3,115,515
       #   Blockbuster, Inc. Class A                                                                 83,900               314,625
           Borders Group, Inc.                                                                       34,000               693,260
           BorgWarner, Inc.                                                                         201,600            12,096,000
       *   Cavco Industries, Inc.                                                                    22,900               898,825
           Circuit City Stores, Inc.                                                                586,200            12,269,166
       #   Clear Channel Communications, Inc.                                                     1,942,666            63,253,205
       *   Comcast Corp. Class A                                                                  4,351,825           114,888,180
       *   Comcast Corp. Special Class A Non-Voting                                                 927,100            24,141,684
       #   Dana Corp.                                                                               612,900             4,271,913
           Dillards, Inc. Class A                                                                   308,100             6,460,857
       *   Discovery Holding Co. Class A                                                          1,031,790            16,106,242
           Disney (Walt) Co.                                                                        906,600            22,601,538
     # *   Expedia, Inc.                                                                          1,173,351            29,087,371
           Federated Department Stores, Inc.                                                        757,315            48,793,805
           Foot Locker, Inc.                                                                         56,700             1,237,194
       #   Ford Motor Co.                                                                         6,812,600            55,386,438
       *   GameStop Corp. Class B                                                                     9,432               296,165
       #   General Motors Corp.                                                                   2,346,800            51,394,920
     # *   Goodyear Tire & Rubber Co.                                                               203,900             3,492,807
           Harrahs Entertainment, Inc.                                                              187,053            12,736,439
           Hearst-Argyle Television, Inc.                                                           245,100             5,892,204
           Hollinger International, Inc. Class A                                                    257,600             2,300,368
           Horton (D.R.), Inc.                                                                    1,091,829            38,694,420
     # *   IAC/InterActiveCorp                                                                    1,173,351            32,396,221
       *   La Quinta Corp.                                                                          112,700             1,235,192
           Lear Corp.                                                                               243,800             6,787,392
       *   Liberty Global, Inc. Class A                                                             313,805             7,000,990
       *   Liberty Global, Inc. Series C                                                            313,805             6,517,730
       *   Liberty Media Corp. Class A                                                           10,719,900            82,328,832

     # *   MGM Mirage                                                                               716,400            27,302,004
           News Corp. Class A                                                                        35,876               531,324
           OfficeMax, Inc.                                                                          354,300            10,338,474
           Penney (J.C.) Co., Inc.                                                                1,120,000            58,766,400
           Pulte Homes, Inc.                                                                        479,800            19,974,074
       *   Radio One, Inc. Class A                                                                   55,000               612,700
       #   Saks, Inc.                                                                               778,100            12,861,993
       *   Sears Holdings Corp.                                                                     173,929            20,005,314
           Service Corp. International                                                              404,100             3,317,661
           Starwood Hotels & Resorts Worldwide, Inc.                                                543,000            32,851,500
       *   The DIRECTV Group, Inc.                                                                  359,837             4,746,250
           Time Warner, Inc.                                                                     12,509,580           224,922,248
           Tribune Co.                                                                            1,207,800            38,613,366
       *   Univision Communications, Inc. Class A                                                 1,074,200            32,473,066
           Viacom, Inc. Class B                                                                   6,264,100           209,220,940
                                                                                                              -------------------
Total Consumer Discretionary                                                                                        1,424,397,446
                                                                                                              -------------------
Industrials -- (9.0%)
     # *   AGCO Corp.                                                                               373,400             6,321,662
     # *   Allied Waste Industries, Inc.                                                          1,411,600            11,871,556
           Burlington Northern Santa Fe Corp.                                                     1,283,000            84,908,940
           Cendant Corp.                                                                          1,166,500            20,728,705
           CSX Corp.                                                                                934,660            45,461,862
           Curtiss-Wright Corp.                                                                      27,130             1,589,818
           Florida East Coast Industries, Inc.                                                        5,200               230,152
           GATX Corp.                                                                               222,500             8,374,900
           Hughes Supply, Inc.                                                                      178,100             6,899,594
           IKON Office Solutions, Inc.                                                              329,600             3,315,776
     # *   Kansas City Southern                                                                     122,200             3,051,334
           Laidlaw International, Inc.                                                              470,695            10,176,426
           Norfolk Southern Corp.                                                                 1,825,693            80,768,658
           Northrop Grumman Corp.                                                                 1,650,684            94,699,741
       *   PHH Corp.                                                                                 15,590               449,927
           Raytheon Co.                                                                           1,311,300            50,380,146
           Ryder System, Inc.                                                                       275,400            11,685,222
           Southwest Airlines Co.                                                                 2,006,000            33,099,000
           Steelcase, Inc. Class A                                                                   49,000               724,710
           Union Pacific Corp.                                                                    1,175,200            89,949,808
                                                                                                              -------------------
Total Industrials                                                                                                     564,687,937
                                                                                                              -------------------
Energy -- (7.0%)
           Amerada Hess Corp.                                                                       318,532            39,026,541
       #   Anadarko Petroleum Corp.                                                                 898,878            81,447,336
           Apache Corp.                                                                             129,990             8,485,747
       #   Chesapeake Energy Corp.                                                                  361,000            10,450,950
           ConocoPhillips                                                                           440,800            26,672,808
     # *   Forest Oil Corp.                                                                         272,600            12,215,206
           Helmerich & Payne, Inc.                                                                   82,900             4,809,858
       #   Kerr-McGee Corp.                                                                         458,826            39,665,508
           Marathon Oil Corp.                                                                     1,131,802            67,104,541
           Occidental Petroleum Corp.                                                               402,900            31,949,970
       #   Overseas Shipholding Group, Inc.                                                         151,700             7,730,632
           Pogo Producing Co.                                                                       309,800            15,180,200
           Sunoco, Inc.                                                                             379,100            29,266,520
           Tidewater, Inc.                                                                          231,700            10,472,840

           Valero Energy Corp.                                                                      588,300            56,594,460
                                                                                                              -------------------
Total Energy                                                                                                          441,073,117
                                                                                                              -------------------
Telecommunication Services -- (5.8%)
     # *   American Tower Corp.                                                                      42,000             1,146,180
     # *   AT&T, Inc.                                                                             8,333,818           207,595,406
       *   Crown Castle International Corp.                                                         382,300            10,475,020
     # *   Level 3 Communications, Inc.                                                             195,500               664,700
       *   Qwest Communications International, Inc.                                               2,000,600            10,483,144
           Sprint Nextel Corp.                                                                    1,618,800            40,534,752
           Telephone & Data Systems, Inc.                                                           258,400             9,444,520
           Telephone & Data Systems, Inc. Special Shares                                            177,800             6,231,890
       *   United States Cellular Corp.                                                             222,225            11,289,030
           Verizon Communications, Inc.                                                           2,126,800            68,015,064
                                                                                                              -------------------
Total Telecommunication Services                                                                                      365,879,706
                                                                                                              -------------------
Information Technology -- (5.6%)
       *   3Com Corp.                                                                             1,041,900             3,771,678
       *   Advanced Micro Devices, Inc.                                                             168,700             4,416,566
       *   Agere Systems, Inc. Class A                                                               22,101               291,291
       *   Andrew Corp.                                                                             627,589             6,859,548
       *   Applied Micro Circuits Corp.                                                             213,200               562,848
       *   Arrow Electronics, Inc.                                                                  411,300            12,750,300
       *   Avnet, Inc.                                                                              471,900            10,617,750
           AVX Corp.                                                                                514,600             7,050,020
       *   Ciena Corp.                                                                              489,600             1,463,904
       *   Computer Sciences Corp.                                                                  742,100            37,275,683
       *   Compuware Corp.                                                                          956,430             8,827,849
       *   Convergys Corp.                                                                          195,700             3,248,620
       *   Corning, Inc.                                                                            437,700             8,863,425
           Electronic Data Systems Corp.                                                          2,006,400            46,247,520
       *   Fairchild Semiconductor Corp. Class A                                                     43,100               747,354
           Hewlett-Packard Co.                                                                    1,407,700            41,766,459
       *   Ingram Micro, Inc.                                                                       663,300            12,456,774
           Intersil Corp.                                                                           670,400            17,195,760
       *   JDS Uniphase Corp.                                                                     1,095,700             2,815,949
       *   LSI Logic Corp.                                                                        1,347,970            11,066,834
       *   Lucent Technologies, Inc.                                                              1,193,800             3,330,702
     # *   Micron Technology, Inc.                                                                2,594,657            36,999,809
           Sabre Holdings Corp.                                                                      36,600               837,042
       *   Sanmina-SCI Corp.                                                                      1,932,800             8,001,792
       *   Solectron Corp.                                                                        3,437,800            12,341,702
       *   Sun Microsystems, Inc.                                                                 2,143,700             8,081,749
       *   Tech Data Corp.                                                                          259,300            10,193,083
       *   Tellabs, Inc.                                                                          1,640,656            16,833,131
       *   Unisys Corp.                                                                             464,700             2,857,905
       *   VeriSign, Inc.                                                                           166,300             3,696,849
       *   Vishay Intertechnology, Inc.                                                             754,116             9,675,308
       *   Vitesse Semiconductor, Inc.                                                                2,800                 5,908
       *   Xerox Corp.                                                                               75,000             1,065,000
                                                                                                              -------------------
Total Information Technology                                                                                          352,216,112
                                                                                                              -------------------
Materials -- (5.4%)
           Ashland, Inc.                                                                            341,011            19,011,363
       #   Bowater, Inc.                                                                            211,700             6,573,285

           Cytec Industries, Inc.                                                                   133,300             6,037,157
       #   Georgia-Pacific Corp.                                                                  1,149,042            54,338,196
       #   International Paper Co.                                                                1,215,775            38,333,386
       #   LaFarge North America, Inc.                                                              338,400            18,612,000
           Louisiana-Pacific Corp.                                                                  554,000            14,941,380
           Lubrizol Corp.                                                                           182,000             7,682,220
           Lyondell Chemical Co.                                                                    308,300             7,840,069
           MeadWestavco Corp.                                                                       773,831            21,659,530
       *   Owens-Illinois, Inc.                                                                     212,900             4,630,575
           Phelps Dodge Corp.                                                                       287,085            38,948,822
     # *   Smurfit-Stone Container Corp.                                                            959,126            12,152,126
           Temple-Inland, Inc.                                                                      262,600            10,995,062
           Valhi, Inc.                                                                              158,500             2,784,845
           Weyerhaeuser Co.                                                                       1,062,000            70,421,220
           Worthington Industries, Inc.                                                             133,200             2,702,628
                                                                                                              -------------------
Total Materials                                                                                                       337,663,864
                                                                                                              -------------------
Consumer Staples -- (3.6%)
           Albertson's, Inc.                                                                      1,473,300            34,622,550
           Archer-Daniels-Midland Co.                                                             2,475,260            58,341,878
           Coca-Cola Enterprises, Inc.                                                            2,048,600            39,374,092
           Corn Products International, Inc.                                                        247,700             5,511,325
       *   Del Monte Foods Co.                                                                      193,000             1,906,840
       #   Kraft Foods, Inc.                                                                        538,000            15,569,720
           PepsiAmericas, Inc.                                                                      192,000             4,389,120
           Reynolds American, Inc.                                                                  251,326            22,373,041
       *   Rite Aid Corp.                                                                           969,800             3,578,562
       *   Smithfield Foods, Inc.                                                                   157,600             4,606,648
           Supervalu, Inc.                                                                          565,200            18,493,344
           Tyson Foods, Inc. Class A                                                              1,127,759            18,980,184
           Weis Markets, Inc.                                                                        20,800               875,680
                                                                                                              -------------------
Total Consumer Staples                                                                                                228,622,984
                                                                                                              -------------------
Health Care -- (3.2%)
           Aetna, Inc.                                                                              185,152            17,124,708
           AmerisourceBergen Corp.                                                                  308,900            24,820,115
     # *   Emdeon Corp.                                                                              25,800               197,370
     # *   Human Genome Sciences, Inc.                                                               23,900               221,075
       *   Humana, Inc.                                                                             247,900            11,361,257
       *   Invitrogen Corp.                                                                         124,900             8,324,585
       #   McKesson Corp.                                                                           347,500            17,479,250
       *   Medco Health Solutions, Inc.                                                             690,100            37,023,865
       *   Millennium Pharmaceuticals, Inc.                                                       1,342,400            14,108,624
       *   PacifiCare Health Systems, Inc.                                                          243,400            20,942,136
     # *   Tenet Healthcare Corp.                                                                 1,547,300            12,099,886
       *   Thermo Electron Corp.                                                                    239,900             7,400,915
       *   Triad Hospitals, Inc.                                                                    331,300            14,133,258
       *   Watson Pharmaceuticals, Inc.                                                             439,900            14,675,064
                                                                                                              -------------------
Total Health Care                                                                                                     199,912,108
                                                                                                              -------------------
Utilities -- (0.4%)
           Alliant Energy Corp.                                                                     212,900             6,035,715
           Questar Corp.                                                                            245,400            18,297,024
                                                                                                              -------------------
Total Utilities                                                                                                        24,332,739
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                 5,790,361,058
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                        -------------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (8.0%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
              12/01/05 (Collateralized by $416,751,000 U.S. Treasury Notes
              4.125%, 08/15/08 & 4.50%, 11/15/10, valued at $419,275,504) to be
              repurchased at $411,098,137                                               $           411,053           411,053,035
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $96,384,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $94,456,320) to be repurchased at $93,070,030                                          93,060            93,060,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                      504,113,035
                                                                                                              -------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $5,054,588,912)                                                                                         $     6,294,474,093
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (95.1%)
Financials -- (20.2%)
          1st Source Corp.                                                                            9,600   $           242,592
          21st Century Insurance Group                                                               25,700               439,470
          Advanta Corp. Class A                                                                       4,588               140,530
          Advanta Corp. Class B Non-Voting                                                            7,327               237,248
          Alfa Corp.                                                                                 30,918               538,901
     *    Allegheny Corp.                                                                             3,113               915,813
          Allmerica Financial Corp.                                                                  24,800               990,760
          American Financial Group, Inc.                                                             35,800             1,329,970
          American National Insurance Co.                                                            10,400             1,218,256
          AmerUs Group Co.                                                                           18,200             1,068,886
     *    Argonaut Group, Inc.                                                                       12,923               410,951
          Baldwin & Lyons, Inc. Class B                                                               4,725               118,456
          BankUnited Financial Corp. Class A                                                         11,100               282,939
          Banner Corp.                                                                                4,497               141,835
          Bay View Capital Corp.                                                                      3,060                51,316
          Brookline Bancorp, Inc.                                                                    19,249               270,641
          Cash America International, Inc.                                                            8,400               190,260
          Chemical Financial Corp.                                                                   10,004               323,329
     *    CNA Surety Corp.                                                                           20,100               296,877
          Commerce Group, Inc.                                                                        8,800               510,928
          Commercial Federal Corp.                                                                   17,800               613,032
          Community Bank System, Inc.                                                                14,400               344,592
     *    CompuCredit Corp.                                                                           4,769               186,325
          Delphi Financial Group, Inc. Class A                                                       13,017               616,745
          Downey Financial Corp.                                                                      8,400               543,480
          FBL Financial Group, Inc. Class A                                                          12,900               404,415
          First Citizens BancShares, Inc.                                                             3,500               656,145
          First Commonwealth Financial Corp.                                                          9,000               121,410
          First Merchants Corp.                                                                       6,000               155,220
          First Niagara Financial Group, Inc.                                                        45,918               665,352
     *    FirstFed Financial Corp.                                                                    2,600               136,084
          Flagstar Bancorp, Inc.                                                                     18,600               280,302
          Fremont General Corp.                                                                      31,200               730,392
          Great American Financial Resources, Inc.                                                   18,800               378,444
          Harleysville Group, Inc.                                                                   14,100               385,071
          Horace Mann Educators Corp.                                                                20,600               390,164
          IndyMac Bancorp, Inc.                                                                       6,300               241,164
          Infinity Property & Casualty Corp.                                                          6,400               236,480
          Instinet Group, Inc.                                                                      147,676               748,717
          Irwin Financial Corp.                                                                       8,600               194,532
          KNBT Bancorp, Inc.                                                                          2,700                44,253
     *    Knight Capital Group, Inc.                                                                 49,931               505,302
   * #    LaBranche & Co., Inc.                                                                      28,200               301,176
          LandAmerica Financial Group, Inc.                                                           8,400               543,900

          MAF Bancorp, Inc.                                                                          15,040               640,253
          MCG Capital Corp.                                                                          21,187               300,644
     *    Metris Companies, Inc.                                                                     27,100               406,229
          Midland Co.                                                                                 6,900               260,820
     *    Navigators Group, Inc.                                                                      2,700               109,107
          NetBank, Inc.                                                                              18,773               138,732
          NewAlliance Bancshares, Inc.                                                               29,500               440,730
     *    Ocwen Financial Corp.                                                                      28,600               241,384
     #    Odyssey Re Holdings Corp.                                                                  40,320             1,033,805
          Ohio Casualty Corp.                                                                        29,189               863,994
          Partners Trust Financial Group, Inc.                                                        3,100                37,200
     *    Piper Jaffray Companies, Inc.                                                               6,200               246,388
     *    PMA Capital Corp. Class A                                                                  14,834               131,726
          Presidential Life Corp.                                                                    13,605               262,440
          Protective Life Corp.                                                                       6,800               300,424
          Provident Financial Services, Inc.                                                         23,200               417,368
          Reinsurance Group of America, Inc.                                                         19,900               940,872
          RLI Corp.                                                                                  11,400               595,080
     *    SCPIE Holdings, Inc.                                                                        3,900                80,340
          Selective Insurance Group, Inc.                                                            19,400             1,085,818
          South Financial Group, Inc.                                                                22,100               655,707
          StanCorp Financial Group, Inc.                                                             13,000             1,339,520
          State Auto Financial Corp.                                                                 13,605               468,420
          Sterling Financial Corp./Spokane                                                            5,450               142,245
          Stewart Information Services Corp.                                                          7,900               399,424
          Susquehanna Bancshares, Inc.                                                               18,400               451,168
          SWS Group, Inc.                                                                             1,100                22,682
          The Phoenix Companies, Inc.                                                                44,900               610,640
          TierOne Corp.                                                                               1,448                43,397
   * #    Trenwick Group, Ltd.                                                                       38,857                    68
     *    Triad Guaranty, Inc.                                                                        6,800               294,848
          UICI                                                                                        9,100               324,142
          UMB Financial Corp.                                                                        10,053               667,318
          Umpqua Holdings Corp.                                                                      13,815               364,992
          United Community Financial Corp.                                                           14,500               170,955
          United Fire & Casualty Co.                                                                    900                41,130
          Washington Federal, Inc.                                                                   25,864               627,719
          Webster Financial Corp.                                                                    16,200               775,332
          Wesbanco, Inc.                                                                              6,837               218,784
          Wesco Financial Corp.                                                                       2,775               996,225
                                                                                                              -------------------
Total Financials                                                                                                       36,290,725
                                                                                                              -------------------
Consumer Discretionary -- (18.1%)
     *    Alderwoods Group, Inc.                                                                      8,500               127,670
   * #    Alloy, Inc.                                                                                16,100                98,693
          American Axle & Manufacturing Holdings, Inc.                                               14,500               308,270
          American Greetings Corp. Class A                                                           29,900               783,380
     *    Applica, Inc.                                                                               9,200                11,868
          ArvinMeritor, Inc.                                                                         21,000               279,300
     *    Audiovox Corp. Class A                                                                      9,742               134,927
     *    Aztar Corp.                                                                                 3,600               112,716
     *    Bally Total Fitness Holding Corp.                                                          13,300                93,233
          Bandag, Inc.                                                                                2,900               124,265
          Bandag, Inc. Class A                                                                        3,800               139,840
          Bassett Furniture Industries, Inc.                                                          4,600                82,938

     *    Big Lots, Inc.                                                                             80,400               988,116
     #    Blockbuster, Inc. Class A                                                                  55,100               206,625
     *    Bluegreen Corp.                                                                             9,100               135,317
          Bob Evans Farms, Inc.                                                                      16,400               396,552
     *    Bombay Co., Inc.                                                                            5,100                20,196
          Borders Group, Inc.                                                                        54,200             1,105,138
          Brown Shoe Company, Inc.                                                                    5,500               226,050
          Burlington Coat Factory Warehouse Corp.                                                    27,600             1,094,064
          Callaway Golf Co.                                                                           4,900                71,785
     *    Charming Shoppes, Inc.                                                                     64,075               752,881
     *    Charter Communications, Inc.                                                               50,200                59,738
          Coachmen Industries, Inc.                                                                   6,100                73,993
          Cooper Tire & Rubber Co.                                                                   29,700               436,887
     *    Cox Radio, Inc.                                                                            19,200               284,352
          CSS Industries, Inc.                                                                        4,600               153,456
     *    Cumulus Media, Inc. Class A                                                                27,600               340,860
          Dana Corp.                                                                                 45,100               314,347
          Dillards, Inc. Class A                                                                     36,814               771,990
     *    Dura Automotive Systems, Inc.                                                               6,150                15,805
     *    Emmis Communications Corp. Class A                                                          4,842               100,907
     *    Entercom Communications Corp.                                                              15,077               480,202
     *    Entravision Communications Corp.                                                           27,700               207,473
     *    Fairchild Corp. Class A                                                                     8,736                20,093
   * #    Federal-Mogul Corp.                                                                        98,700                38,986
     *    Franklin Covey Co.                                                                          6,500                44,070
          Fred's, Inc.                                                                                6,900               114,609
          Furniture Brands International, Inc.                                                       16,900               337,155
     *    Gaylord Entertainment Co.                                                                  18,650               806,799
          Goody's Family Clothing, Inc.                                                              12,700               118,745
          Gray Television, Inc.                                                                      20,000               178,400
     *    Group 1 Automotive, Inc.                                                                   11,000               339,570
     *    Ha-Lo Industries, Inc.                                                                     27,300                    19
          Handleman Co.                                                                              10,100               138,673
          Hearst-Argyle Television, Inc.                                                             27,500               661,100
     *    Insight Communications Co., Inc.                                                           23,600               274,704
     *    Insight Enterprises, Inc.                                                                  22,781               474,528
     *    Interface, Inc. Class A                                                                    11,470                95,545
     *    Jakks Pacific, Inc.                                                                        12,399               252,692
     *    Jo-Ann Stores, Inc.                                                                        10,700               136,104
     *    K2, Inc.                                                                                   22,100               224,536
          Kellwood Co.                                                                               12,900               298,248
          Kimball International, Inc. Class B                                                        11,439               121,825
     *    La Quinta Corp.                                                                            60,300               660,888
     *    Lakes Entertainment, Inc.                                                                   3,096                22,910
          Landry's Restaurants, Inc.                                                                 10,400               281,320
     #    La-Z--Boy, Inc.                                                                            15,700               209,909
          Lear Corp.                                                                                 13,400               373,056
          Levitt Corp. Class A                                                                        5,600               121,128
          Liberty Corp.                                                                               8,500               396,270
     *    Lin TV Corp.                                                                               10,800               141,264
     *    Linens `n Things, Inc.                                                                     13,600               348,296
          Lithia Motors, Inc. Class A                                                                 7,200               205,560
          Lone Star Steakhouse & Saloon, Inc.                                                         9,552               221,320
          M/I Homes, Inc.                                                                             4,300               188,125
          Media General, Inc. Class A                                                                10,900               552,630

          Modine Manufacturing Co.                                                                   16,224               540,097
          Monaco Coach Corp.                                                                          8,800               130,504
          Movado Group, Inc.                                                                          8,500               156,825
          Movie Gallery, Inc.                                                                         7,000                34,510
          National Presto Industries, Inc.                                                            2,700               120,285
     *    O'Charleys, Inc.                                                                            4,100                59,491
          OfficeMax, Inc.                                                                            21,200               618,616
     *    Paxson Communications Corp.                                                                18,600                17,670
     *    Payless ShoeSource, Inc.                                                                    6,500               148,525
          Phillips-Van Heusen Corp.                                                                     200                 6,778
     *    Pinnacle Entertainment, Inc.                                                                7,500               179,175
     *    Proliance International, Inc.                                                               3,823                20,874
     *    Radio One, Inc. Class A                                                                    14,200               158,188
     *    Radio One, Inc. Class D                                                                    12,000               132,720
     *    RC2 Corp.                                                                                   2,100                74,214
     *    RCN Corp.                                                                                     800                17,448
     *    Rent-Way, Inc.                                                                              8,500                55,675
   * #    Retail Ventures, Inc.                                                                       7,600                97,052
          Russ Berrie & Co., Inc.                                                                     5,100                59,466
          Russell Corp.                                                                              15,300               242,199
     *    Ryan's Restaurant Group, Inc.                                                              19,500               231,855
          Saks, Inc.                                                                                 65,000             1,074,450
     *    Scholastic Corp.                                                                           15,700               522,339
          Service Corp. International                                                               143,900             1,181,419
     *    Shiloh Industries, Inc.                                                                     5,300                70,066
     *    ShopKo Stores, Inc.                                                                        13,900               398,652
   * #    Six Flags, Inc.                                                                            43,300               323,018
     *    Skechers U.S.A., Inc. Class A                                                               5,800                86,768
          Skyline Corp.                                                                               3,300               126,225
     #    Snap-On, Inc.                                                                               6,200               231,694
          Sonic Automotive, Inc.                                                                     13,800               287,040
     *    Source Interlink Companies, Inc.                                                           14,600               160,308
     *    Spanish Broadcasting System, Inc.                                                          14,010                67,528
          Stage Stores, Inc.                                                                          7,305               218,493
          Standard Motor Products, Inc.                                                               7,700                68,453
          Standard Pacific Corp.                                                                     13,600               512,584
          Stewart Enterprises, Inc.                                                                  49,400               251,940
     *    Stoneridge, Inc.                                                                            8,800                53,240
          Stride Rite Corp.                                                                          20,800               285,792
     #    Superior Industries International, Inc.                                                     8,000               182,480
     *    Systemax, Inc.                                                                             13,350                79,032
          Technical Olympic USA, Inc.                                                                 9,500               196,935
          The Marcus Corp.                                                                            9,900               240,174
          The Pep Boys - Manny, Moe & Jack                                                           25,700               368,795
     *    The Sports Authority, Inc.                                                                  7,800               245,466
   * #    Tower Automotive, Inc.                                                                      7,000                   723
     *    Trans World Entertainment Corp.                                                            15,200                99,256
     *    Tweeter Home Entertainment Group, Inc.                                                      9,400                52,828
     *    Unifi, Inc.                                                                                21,100                60,557
          Unifirst Corp.                                                                              4,500               139,050
          United Auto Group, Inc.                                                                    27,000               961,740
     *    Vail Resorts, Inc.                                                                          7,060               263,056
          Visteon Corp.                                                                              57,150               386,334
     *    Warnaco Group, Inc.                                                                        35,752               878,427
     *    WCI Communities, Inc.                                                                      13,600               349,248

     *    West Marine, Inc.                                                                           2,100                27,888
                                                                                                              -------------------
Total Consumer Discretionary                                                                                           32,487,076
                                                                                                              -------------------
Industrials -- (17.8%)
     *    AAR Corp.                                                                                  15,100               316,194
     *    AGCO Corp.                                                                                 33,700               570,541
     *    Alaska Air Group, Inc.                                                                     12,600               443,016
          Alexander & Baldwin, Inc.                                                                  29,156             1,458,383
     *    Allied Waste Industries, Inc.                                                              39,800               334,718
          Applied Industrial Technologies, Inc.                                                      13,950               445,702
          Arkansas Best Corp.                                                                           876                36,126
     *    Armstrong Holdings, Inc.                                                                   20,200                38,178
   * #    ATA Holdings Corp.                                                                          4,600                 1,679
          Bowne & Co., Inc.                                                                          15,930               235,605
          C&D Technologies, Inc.                                                                     11,800                87,320
     *    CBIZ, Inc.                                                                                 35,300               220,978
          CDI Corp.                                                                                     200                 5,648
          Central Parking Corp.                                                                      17,100               239,229
          CIRCOR International, Inc.                                                                  5,950               154,997
          Comfort Systems USA, Inc.                                                                  14,800               138,972
     *    Consolidated Freightways Corp.                                                                400                     0
     *    Consolidated Graphics, Inc.                                                                 4,700               240,593
     *    Continental Airlines, Inc.                                                                 13,100               203,967
     *    Corrections Corporation of America                                                          8,600               382,098
     *    Covenant Transport, Inc. Class A                                                            4,900                56,987
          Cubic Corp.                                                                                 7,800               137,982
     *    Dollar Thrifty Automotive Group, Inc.                                                      11,700               438,750
     *    Electro Rent Corp.                                                                          6,376                89,136
     *    EMCOR Group, Inc.                                                                           5,100               360,825
     *    EnerSys                                                                                     3,000                43,380
     *    EnPro Industries, Inc.                                                                      5,900               170,215
     *    Esterline Technologies Corp.                                                               14,700               604,317
          Federal Signal Corp.                                                                       14,500               236,930
     *    Flowserve Corp.                                                                            27,500             1,027,400
     *    Frontier Airlines, Inc.                                                                     3,600                29,376
     *    FTI Consulting, Inc.                                                                       12,300               348,828
   * #    FuelCell Energy, Inc.                                                                      14,500               122,235
          G & K Services, Inc. Class A                                                                7,856               301,199
          GATX Corp.                                                                                 30,800             1,159,312
     *    Genesee & Wyoming, Inc.                                                                       136                 4,572
          Heico Corp.                                                                                 2,900                66,207
          Heico Corp. Class A                                                                         3,400                61,370
     *    Hexcel Corp.                                                                                  100                 1,663
          Hughes Supply, Inc.                                                                        30,900             1,197,066
          IKON Office Solutions, Inc.                                                                65,400               657,924
     *    Insituform Technologies, Inc. Class A                                                       6,700               133,129
   * #    Integrated Electrical Services, Inc.                                                       17,900                 9,845
          Interpool, Inc.                                                                            10,750               200,595
          Kaman Corp. Class A                                                                         9,000               172,890
     *    Kansas City Southern                                                                       47,400             1,183,578
          Kelly Services, Inc. Class A                                                               14,900               414,220
          Kennametal, Inc.                                                                            3,100               169,849
          Laidlaw International, Inc.                                                                30,100               650,762
     *    Magnetek, Inc.                                                                              8,700                25,143
     *    Milacron, Inc.                                                                             19,167                24,342

          Mueller Industries, Inc.                                                                   14,300               387,101
          NACCO Industries, Inc. Class A                                                              3,100               363,010
     *    NCI Building Systems, Inc.                                                                  9,700               422,435
     *    NCO Group, Inc.                                                                            14,895               256,790
   * #    Northwest Airlines Corp.                                                                   33,500                15,695
     *    Orbital Sciences Corp.                                                                     16,700               201,402
     *    PHH Corp.                                                                                  29,500               851,370
     *    Pico Holdings, Inc.                                                                         4,200               141,792
     *    PRG-Schultz International, Inc.                                                            27,514                25,038
     *    Quanta Services, Inc.                                                                      64,286               909,647
     *    RailAmerica, Inc.                                                                          17,600               191,664
          Regal-Beloit Corp.                                                                         13,500               476,415
     *    Republic Airways Holdings, Inc.                                                            12,100               175,813
          Ryder System, Inc.                                                                         19,300               818,899
     *    SCS Transportation, Inc.                                                                    5,750               113,332
     *    Sequa Corp. Class A                                                                         2,800               176,960
     *    Sequa Corp. Class B                                                                         1,300                83,200
     *    Shaw Group, Inc.                                                                           45,900             1,326,051
          Skywest, Inc.                                                                              23,095               685,922
          Smith (A.O.) Corp.                                                                          9,850               357,260
     *    SOURCECORP, Inc.                                                                           10,192               265,604
     *    Spherion Corp.                                                                             28,700               281,260
          Starrett (L.S.) Co. Class A                                                                 2,000                36,500
          Steelcase, Inc. Class A                                                                    29,800               440,742
     *    Swift Transportation Co., Inc.                                                             21,700               424,886
          Tecumseh Products Co. Class A                                                               6,200               138,384
          Tecumseh Products Co. Class B                                                               2,200                44,748
     *    Timco Aviation Services, Inc.                                                                  45                   270
          Timken Co.                                                                                 47,600             1,474,648
          Titan International, Inc.                                                                   3,900                67,236
          Tredegar Industries, Inc.                                                                  18,000               225,000
          Trinity Industries, Inc.                                                                   14,300               595,452
     *    Triumph Group, Inc.                                                                         7,400               280,830
     *    United Rentals, Inc.                                                                       43,700               924,692
     *    URS Corp.                                                                                  25,000             1,053,000
          Viad Corp.                                                                                  6,300               191,835
     *    Volt Information Sciences, Inc.                                                             6,000               118,140
          Washington Group International, Inc.                                                       10,400               537,784
     *    Waste Connections, Inc.                                                                     4,700               163,748
          Werner Enterprises, Inc.                                                                   23,800               487,186
     *    Wolverine Tube, Inc.                                                                        4,800                24,768
     *    Yellow Roadway Corp.                                                                       11,917               561,410
                                                                                                              -------------------
Total Industrials                                                                                                      31,971,890
                                                                                                              -------------------
Information Technology -- (14.5%)
     *    3Com Corp.                                                                                251,161               909,203
     *    Actel Corp.                                                                                 3,500                50,960
     *    Adaptec, Inc.                                                                              51,899               257,938
     *    Advanced Digital Information Corp.                                                         29,639               311,210
     *    Aeroflex, Inc.                                                                             22,400               245,728
     *    Agile Software Corp.                                                                       24,742               153,648
          Agilysys, Inc.                                                                             13,393               255,137
     *    Alliance Semiconductor Corp.                                                               13,700                40,004
     *    Anadigics, Inc.                                                                             6,800                35,666
     *    Andrew Corp.                                                                               48,756               532,903

          Anixter International, Inc.                                                                 8,200               300,448
     *    Applied Micro Circuits Corp.                                                              167,853               443,132
     *    Ariba, Inc.                                                                                19,881               171,573
     *    Arris Group, Inc.                                                                             121                 1,176
     *    Atmel Corp.                                                                                83,120               278,452
     *    Avnet, Inc.                                                                                 7,900               177,750
          AVX Corp.                                                                                  80,500             1,102,850
     *    Axcelis Technologies, Inc.                                                                 30,100               142,674
     *    BearingPoint, Inc.                                                                         84,944               618,392
          Belden CDT, Inc.                                                                           14,100               329,376
     *    Benchmark Electronics, Inc.                                                                12,500               383,125
          Black Box Corp.                                                                             7,800               364,338
     *    Borland Software Corp.                                                                     22,600               137,182
     *    Checkpoint Systems, Inc.                                                                    3,800                91,010
     *    Ciber, Inc.                                                                                29,100               178,965
     *    Ciena Corp.                                                                               112,000               334,880
     *    Coherent, Inc.                                                                             15,922               502,976
     *    Conexant Systems, Inc.                                                                     34,691                85,687
     *    Convergys Corp.                                                                            42,700               708,820
     *    Credence Systems Corp.                                                                     45,885               372,127
          CTS Corp.                                                                                  17,100               205,713
     *    Edgewater Technology, Inc.                                                                  4,472                26,832
     *    Electro Scientific Industries, Inc.                                                         8,700               218,892
     *    Electroglas, Inc.                                                                           7,500                22,725
     *    Electronics for Imaging, Inc.                                                               2,462                68,764
     *    Exar Corp.                                                                                 19,402               239,809
     *    Fairchild Semiconductor Corp. Class A                                                      35,900               622,506
     *    FSI International, Inc.                                                                     2,100                 8,589
     *    Genesis Microchip, Inc.                                                                     8,600               192,640
     *    Gerber Scientific, Inc.                                                                     8,700                82,998
     *    Glenayre Technologies, Inc.                                                                25,600                80,384
     *    Hutchinson Technology, Inc.                                                                 6,700               191,553
     *    Hypercom Corp.                                                                             18,900               117,180
          Imation Corp.                                                                              10,200               448,392
     *    InFocus Corp.                                                                              18,500                69,190
     *    InfoSpace, Inc.                                                                            10,000               263,600
     *    Ingram Micro, Inc.                                                                         31,900               599,082
     *    Integrated Device Technology, Inc.                                                         31,310               375,094
     *    Interland, Inc.                                                                               180                   724
     *    Interwoven, Inc.                                                                            1,300                12,337
     *    Iomega Corp.                                                                               24,000                62,160
     *    JDA Software Group, Inc.                                                                   13,552               203,280
     *    Keane, Inc.                                                                                20,300               212,338
     *    Kemet Corp.                                                                                40,200               321,600
     *    Lattice Semiconductor Corp.                                                                52,800               258,192
     *    LSI Logic Corp.                                                                             4,400                36,124
     *    Maxtor Corp.                                                                               12,500                50,750
     *    McDATA Corp. Class A                                                                       29,300               106,652
     *    MedQuist, Inc.                                                                             20,700               223,974
          Methode Electronics, Inc.                                                                     900                 9,405
     *    MKS Instruments, Inc.                                                                      25,746               485,827
     *    MPS Group, Inc.                                                                            48,200               605,874
   * #    MSC.Software Corp.                                                                          5,000                83,000
     *    Neoforma, Inc.                                                                              2,600                25,610
     *    NetIQ Corp.                                                                                24,858               297,053

     *    Newport Corp.                                                                              20,088               277,214
     *    Novell, Inc.                                                                               81,050               630,569
     *    Nuance Communications, Inc.                                                                49,372               307,094
     *    Oplink Communications, Inc.                                                                 8,857               120,632
     *    Paxar Corp.                                                                                12,100               231,473
     *    Pegasus Solutions, Inc.                                                                       200                 1,422
     *    Photronics, Inc.                                                                            7,200               114,336
     *    Plexus Corp.                                                                               15,700               337,550
     *    Polycom, Inc.                                                                              38,600               633,426
     *    Powerwave Technologies, Inc.                                                               32,020               402,171
     *    Quantum Corp.                                                                              54,800               163,852
     *    REMEC, Inc.                                                                                 3,255                 3,808
     *    Riverstone Networks, Inc.                                                                  12,400                 6,169
     *    Rofin-Sinar Technologies, Inc.                                                                200                 8,634
     *    RSA Security, Inc.                                                                          7,100                92,300
          Sabre Holdings Corp.                                                                        6,700               153,229
     *    Safeguard Scientifics, Inc.                                                                66,500               130,340
     *    SafeNet, Inc.                                                                              11,400               405,270
     *    Sanmina-SCI Corp.                                                                          43,786               181,274
     *    Silicon Graphics, Inc.                                                                     79,000                34,365
     *    Silicon Storage Technology, Inc.                                                           32,600               179,626
     *    Skyworks Solutions, Inc.                                                                   47,700               257,103
     *    SonicWALL, Inc.                                                                            29,700               220,671
     *    SR Telecom, Inc.                                                                               21                     7
     *    Standard Microsystems Corp.                                                                 8,300               248,170
     *    Sycamore Networks, Inc.                                                                   207,882               846,080
     *    Tech Data Corp.                                                                            27,400             1,077,094
          Technitrol, Inc.                                                                           12,100               214,170
     *    TIBCO Software, Inc.                                                                          270                 2,260
     *    Transmeta Corp.                                                                               100                   122
     *    Triquint Semiconductor, Inc.                                                               64,551               290,480
     *    Unisys Corp.                                                                              101,700               625,455
     *    Verity, Inc.                                                                                1,900                25,042
     *    Vignette Corp.                                                                              8,430               149,295
     *    Vishay Intertechnology, Inc.                                                               78,800             1,011,004
     *    Vitesse Semiconductor, Inc.                                                                21,800                45,998
     *    Zoran Corp.                                                                                22,100               373,932
                                                                                                              -------------------
Total Information Technology                                                                                           26,147,810
                                                                                                              -------------------
Materials -- (10.2%)
          Airgas, Inc.                                                                               15,100               469,610
     *    AK Steel Holding Corp.                                                                      1,538                12,750
          Albemarle Corp.                                                                            17,400               640,320
          Arch Chemicals, Inc.                                                                       10,950               311,528
     #    Bowater, Inc.                                                                              26,000               807,300
     *    Buckeye Technologies, Inc.                                                                 17,500               133,350
          Cabot Corp.                                                                                18,600               651,930
          Calgon Carbon Corp.                                                                         9,100                52,416
     *    Caraustar Industries, Inc.                                                                 13,400               132,124
          Carpenter Technology Corp.                                                                 11,400               747,270
     *    Castle (A.M.) & Co.                                                                         6,000               123,900
     *    Century Aluminum Co.                                                                        9,805               226,692
     *    Chaparral Steel Co.                                                                        10,500               262,500
          Chemtura Corp.                                                                             10,938               131,803
          Chesapeake Corp.                                                                            9,200               161,920

          Commercial Metals Co.                                                                       6,746               236,785
          Cytec Industries, Inc.                                                                     13,800               625,002
          Ferro Corp.                                                                                12,100               228,690
          Fuller (H.B.) Co.                                                                           8,600               266,428
          Gibraltar Industries, Inc.                                                                  9,450               207,806
          Glatfelter (P.H.) Co.                                                                      20,400               294,168
     *    Graphic Packaging Corp.                                                                    58,800               159,936
          Longview Fibre Co.                                                                         36,700               780,242
          Louisiana-Pacific Corp.                                                                    12,900               347,913
          Lubrizol Corp.                                                                             36,100             1,523,781
     *    Maxxam, Inc.                                                                                2,600                85,800
     *    Metals USA, Inc.                                                                            1,800                39,600
          Minerals Technologies, Inc.                                                                13,300               753,046
          Myers Industries, Inc.                                                                     12,310               172,217
     *    NewMarket Corp.                                                                             5,560               121,875
     *    OM Group, Inc.                                                                              7,900               124,662
     *    Oregon Steel Mills, Inc.                                                                    9,700               265,295
     *    PolyOne Corp.                                                                              28,200               162,714
          Pope & Talbot, Inc.                                                                         1,900                15,181
          Potlatch Corp.                                                                              8,700               420,558
          Reliance Steel & Aluminum Co.                                                              14,900               961,199
          Rock-Tenn Co. Class A                                                                      16,700               222,110
          Ryerson Tull, Inc.                                                                         11,718               264,710
          Schnitzer Steel Industries, Inc. Class A                                                   10,000               344,900
          Schulman (A.), Inc.                                                                        20,955               437,750
          Schweitzer-Maudoit International, Inc.                                                      6,900               164,289
          Sensient Technologies Corp.                                                                14,200               258,014
          Spartech Corp.                                                                              9,600               203,616
          Steel Dynamics, Inc.                                                                       13,600               470,832
          Stepan Co.                                                                                  3,500                90,405
     *    Stillwater Mining Co.                                                                      40,400               431,876
     *    Terra Industries, Inc.                                                                     32,000               192,320
          Texas Industries, Inc.                                                                     10,500               523,740
     *    Universal Stainless & Alloy Products, Inc.                                                  2,500                35,415
          Valhi, Inc.                                                                                59,100             1,038,387
          Wausau-Mosinee Paper Corp.                                                                 24,000               283,680
          Wellman, Inc.                                                                              12,500                96,750
          Worthington Industries, Inc.                                                               26,400               535,656
                                                                                                              -------------------
Total Materials                                                                                                        18,252,761
                                                                                                              -------------------
Energy -- (6.6%)
     *    Cimarex Energy Co.                                                                         11,283               439,022
   * #    Forest Oil Corp.                                                                           42,400             1,899,944
     *    Giant Industries, Inc.                                                                        600                32,190
     *    Gulfmark Offshore, Inc.                                                                     6,100               203,618
     *    Hanover Compressor Co.                                                                     52,657               711,923
     *    Houston Exploration Co.                                                                    17,100               934,686
     *    Input/Output, Inc.                                                                         20,300               151,032
     *    Key Energy Group, Inc.                                                                     11,400               160,654
     *    Meridian Resource Corp.                                                                     7,900                32,548
     *    Offshore Logistics, Inc.                                                                   10,800               331,020
          Overseas Shipholding Group, Inc.                                                           18,300               932,568
          Resource America, Inc.                                                                        455                 7,617
     *    SEACOR Holdings, Inc.                                                                       8,550               575,842
     *    Spinnaker Exploration Co.                                                                  15,800             1,031,266

     *    Stone Energy Corp.                                                                          8,100               359,640
     *    Swift Energy Corp.                                                                          8,700               401,853
          Tesoro Petroleum Corp.                                                                     12,200               671,854
          Tidewater, Inc.                                                                            26,600             1,202,320
     *    TransMontaigne, Inc.                                                                       12,200                76,128
     *    Universal Compression Holdings, Inc.                                                       14,760               596,009
          USEC, Inc.                                                                                 41,300               454,300
     *    Veritas DGC, Inc.                                                                           6,900               225,630
     *    Whiting Petroleum Corp.                                                                     8,900               368,905
                                                                                                              -------------------
Total Energy                                                                                                           11,800,569
                                                                                                              -------------------
Consumer Staples -- (3.7%)
          Alliance One International, Inc.                                                           25,800                78,948
     #    American Italian Pasta Co.                                                                  3,600                22,284
          Casey's General Stores, Inc.                                                               23,335               537,172
     *    Central Garden & Pet Co.                                                                    5,800               255,316
          Chiquita Brands International, Inc.                                                        12,500               260,000
          Corn Products International, Inc.                                                          34,980               778,305
     *    Del Monte Foods Co.                                                                        63,300               625,404
     *    Great Atlantic & Pacific Tea Co., Inc.                                                      2,250                67,860
     *    Hain Celestial Group, Inc.                                                                 17,000               379,610
          Ingles Market, Inc. Class A                                                                 4,000                67,360
          Longs Drug Stores Corp.                                                                    13,500               575,505
     *    M&F Worldwide Corp.                                                                         7,100               120,700
          Nash Finch Co.                                                                              3,800               102,106
     *    Pathmark Stores, Inc.                                                                       5,200                55,952
     *    Performance Food Group Co.                                                                 33,800               959,920
          Ruddick Corp.                                                                               4,700                94,987
          Seaboard Corp.                                                                                540               928,800
          Universal Corp.                                                                             7,000               282,660
          Weis Markets, Inc.                                                                         12,600               530,460
   * #    Winn-Dixie Stores, Inc.                                                                    35,300                21,445
                                                                                                              -------------------
Total Consumer Staples                                                                                                  6,744,794
                                                                                                              -------------------
Health Care -- (2.6%)
     *    Albany Molecular Research, Inc.                                                             9,602               117,528
          Alpharma, Inc. Class A                                                                     19,100               504,622
          Analogic Corp.                                                                              6,365               305,265
     *    Arena Pharmaceuticals, Inc.                                                                 4,539                48,930
          Cambrex Corp.                                                                              12,300               222,015
     *    Conmed Corp.                                                                               13,675               308,918
     *    Cross Country Healthcare, Inc.                                                             21,202               391,813
     *    CuraGen Corp.                                                                               5,766                23,756
          Datascope Corp.                                                                             2,800                98,280
     *    Genesis HealthCare Corp.                                                                    6,704               281,903
     *    Greatbatch, Inc.                                                                            1,100                31,878
     *    Hanger Orthopedic Group, Inc.                                                               6,900                43,677
     *    Kindred Healthcare, Inc.                                                                   22,800               631,104
     *    Maxygen, Inc.                                                                               3,900                28,782
     *    MedCath Corp.                                                                               2,200                42,768
   * #    OCA, Inc.                                                                                  25,700                10,023
          PerkinElmer, Inc.                                                                          25,900               590,779
     *    Sequenom, Inc.                                                                             12,700                11,303
     *    Serologicals Corp.                                                                         10,400               208,832
     *    Sunrise Senior Living, Inc.                                                                17,500               584,500

     *    Viasys Healthcare, Inc.                                                                     7,400               202,020
                                                                                                              -------------------
Total Health Care                                                                                                       4,688,696
                                                                                                              -------------------
Telecommunication Services -- (0.7%)
     *    Broadwing Corp.                                                                             7,000                47,040
     *    Cincinnati Bell, Inc.                                                                      85,400               333,060
     *    General Communications, Inc. Class A                                                          384                 3,898
     *    IDT Corp.                                                                                   8,600               103,630
     *    IDT Corp. Class B                                                                          34,200               417,240
     *    Price Communications Corp.                                                                 16,900               256,373
          SureWest Communications                                                                       200                 5,660
     *    Teleglobe International Holdings, Ltd.                                                      2,900                12,673
     *    Time Warner Telecom, Inc.                                                                   7,630                71,722
                                                                                                              -------------------
Total Telecommunication Services                                                                                        1,251,296
                                                                                                              -------------------
Utilities -- (0.7%)
     *    Dynegy, Inc.                                                                              129,400               619,826
          New Jersey Resources Corp.                                                                  4,800               204,048
          South Jersey Industries, Inc.                                                              14,200               408,250
                                                                                                              -------------------
Total Utilities                                                                                                         1,232,124
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                   170,867,741
                                                                                                              -------------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     *    Imperial Credit Industries, Inc. Warrants 01/31/08                                            511                     0
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                        -------------------
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
     ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
             (Collateralized by $6,090,000 U.S. Treasury Note 4.50%, 11/15/10, valued
             at $6,127,543) to be repurchased at $6,003,256                             $             6,003            6,002,597
          Repurchase Agreemment, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $2,836,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $2,779,280) to be repurchased at $2,738,295                                              2,738             2,738,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        8,740,597
                                                                                                              -------------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $163,839,689)                                                                                           $       179,608,338
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (21.3%)
       *   4Kids Entertainment, Inc.                                                                136,141   $         2,225,905
       *   Acme Communications, Inc.                                                                470,411             1,909,869
       *   ACT Teleconferencing, Inc.                                                                 4,361                 1,134
           Action Performance Companies, Inc.                                                       585,500             7,406,575
       *   Advanced Marketing Services, Inc.                                                        214,900               977,795
       *   Aftermarket Technology Corp.                                                              63,546             1,302,693
       *   Alderwoods Group, Inc.                                                                   167,325             2,513,221
       *   All American Semiconductor, Inc.                                                          28,860               113,131
     * #   Alloy, Inc.                                                                              888,029             5,443,618
       #   American Axle & Manufacturing Holdings, Inc.                                           1,779,200            37,825,792
       *   American Biltrite, Inc.                                                                   45,000               539,100
       #   American Greetings Corp. Class A                                                       1,176,900            30,834,780
       *   AMS Health Sciences, Inc.                                                                 11,300                 8,362
           Andersons, Inc.                                                                           88,065             3,623,875
       *   Applica, Inc.                                                                            800,900             1,033,161
       *   Arlington Hospitality, Inc.                                                               48,900                 2,812
           ArvinMeritor, Inc.                                                                     1,057,100            14,059,430
       *   Ashworth, Inc.                                                                           436,489             3,714,521
       *   Audiovox Corp. Class A                                                                   667,217             9,240,955
     * #   Avatar Holdings, Inc.                                                                     74,300             4,220,983
       *   Aztar Corp.                                                                              255,800             8,009,098
       *   Ballantyne of Omaha, Inc.                                                                 34,200               167,580
       *   Bally Total Fitness Holding Corp.                                                      1,183,400             8,295,634
           Bandag, Inc.                                                                             237,019            10,156,264
           Bandag, Inc. Class A                                                                     110,900             4,081,120
       *   Barry (R.G.) Corp.                                                                       150,664               926,584
           Bassett Furniture Industries, Inc.                                                       387,775             6,991,583
       *   Big Dog Holdings, Inc.                                                                       600                 4,194
     * #   Big Lots, Inc.                                                                         1,825,510            22,435,518
       *   Birks & Mayors, Inc.                                                                      25,319               164,573
           Blair Corp.                                                                               80,611             3,006,790
       #   Blockbuster, Inc. Class A                                                                236,100               885,375
       *   Bluegreen Corp.                                                                        1,017,898            15,136,143
           Bob Evans Farms, Inc.                                                                    908,368            21,964,338
       *   Bombay Co., Inc.                                                                       1,202,540             4,762,058
           Bon-Ton Stores, Inc.                                                                     454,665             8,397,663
           Books-A-Million, Inc.                                                                    372,103             3,531,257
           Bowl America, Inc. Class A                                                                32,422               435,265
       *   Boyds Collection, Ltd.                                                                   646,700                56,586
     * #   Brillian Corp.                                                                           177,642             1,001,901
           Brown Shoe Company, Inc.                                                                 426,400            17,525,040
       *   Buca, Inc.                                                                               609,460             3,504,395
       *   Bull Run Corp.                                                                             5,160                 1,883
           Burlington Coat Factory Warehouse Corp.                                                1,402,001            55,575,320

       *   Bush Industries, Inc. Escrow Shares                                                        1,800                    42
       *   CabelTel International Corp.                                                               1,070                 3,103
       *   California Coastal Communities, Inc.                                                      92,300             3,625,544
           Callaway Golf Co.                                                                        872,000            12,774,800
       *   Capital Pacific Holdings, Inc.                                                           198,300             2,082,150
       *   Carriage Services, Inc.                                                                  535,300             2,778,207
       *   Casual Male Retail Group, Inc.                                                            35,665               220,410
       *   Catalina Lighting, Inc.                                                                   21,640               194,219
       *   Cavalier Homes, Inc.                                                                     361,681             2,115,834
       *   Celebrity, Inc. Escrow Shares                                                             26,325                     0
       *   Championship Auto Racing Teams, Inc.                                                       4,800                 1,224
       *   Champps Entertainment, Inc.                                                              407,788             2,985,008
       *   Charming Shoppes, Inc.                                                                 3,445,865            40,488,914
     * #   Charter Communications, Inc.                                                             114,800               136,612
       *   Chromcraft Revington, Inc.                                                                 5,800                78,300
           Coachmen Industries, Inc.                                                                537,400             6,518,662
           Coast Distribution System, Inc.                                                           96,200               630,110
       *   Cobra Electronics Corp.                                                                   82,800               898,380
       *   Collins & Aikman Corp.                                                                   841,891                98,922
       *   Concord Camera Corp.                                                                     782,800               994,156
       *   Congoleum Corp. Class A                                                                   96,000               427,680
       #   Cooper Tire & Rubber Co.                                                               1,979,900            29,124,329
       *   Cost-U-Less, Inc.                                                                         30,541               207,679
           CSS Industries, Inc.                                                                     248,750             8,298,300
       *   Culp, Inc.                                                                               360,918             1,808,199
       *   Cumulus Media, Inc. Class A                                                            1,483,375            18,319,681
           Cutter & Buck, Inc.                                                                      306,337             3,706,678
       *   Cybex International, Inc.                                                                112,500               414,000
       *   Dave & Busters, Inc.                                                                     188,540             2,848,839
       #   Decorator Industries, Inc.                                                                21,732               169,944
           Delta Apparel, Inc.                                                                      204,957             3,125,594
       *   Delta Woodside Industries, Inc.                                                          126,700                70,952
       *   Diedrich Coffee, Inc.                                                                         13                    67
       *   Dixie Group, Inc.                                                                        360,899             5,052,586
     * #   Dominion Homes, Inc.                                                                     222,966             2,218,512
           Dover Motorsports, Inc.                                                                  472,700             3,039,461
       *   drugstore.com, Inc.                                                                      208,094               638,849
       *   Duckwall-ALCO Stores, Inc.                                                               113,400             2,494,800
       *   Dura Automotive Systems, Inc.                                                            616,374             1,584,081
       *   ELXSI Corp.                                                                               27,500                90,750
       *   EMAK Worldwide, Inc.                                                                       1,100                 7,458
       *   Emerson Radio Corp.                                                                       29,112                89,083
       *   Emmis Communications Corp. Class A                                                       113,372             2,362,672
       *   Enesco Group, Inc.                                                                       456,300               994,734
       *   Entravision Communications Corp.                                                       2,089,198            15,648,093
       *   Fab Industries, Inc.                                                                      82,381               205,952
       *   Fairchild Corp. Class A                                                                  686,629             1,579,247
       *   Featherlite, Inc.                                                                         39,150               162,472
           Fedders Corp.                                                                             46,966               102,856
           Federal Screw Works                                                                        3,125                54,687
     * #   Federal-Mogul Corp.                                                                      823,500               325,282
       *   Finlay Enterprises, Inc.                                                                 216,900             2,483,505
           Flexsteel Industries, Inc.                                                                89,300             1,247,521
     * #   Footstar, Inc.                                                                           501,800             1,706,120
       *   Franklin Covey Co.                                                                       332,200             2,252,316

       *   Franklin Electronic Publishers, Inc.                                                     110,600               387,100
       *   Friedmans, Inc. Class A                                                                  583,300                10,208
           Frisch's Restaurants, Inc.                                                                 1,700                41,990
           Furniture Brands International, Inc.                                                   1,728,636            34,486,288
     * #   Gadzooks, Inc.                                                                           238,170                 5,359
       *   Gaiam, Inc.                                                                                   45                   605
           GameTech International, Inc.                                                             157,900               615,810
       *   Gaylord Entertainment Co.                                                              1,185,385            51,279,755
           Gentek, Inc.                                                                              30,962               502,823
       *   G-III Apparel Group, Ltd.                                                                 97,200               978,804
           Goody's Family Clothing, Inc.                                                            723,017             6,760,209
       *   Gottschalks, Inc.                                                                        220,600             1,797,890
           Gray Television, Inc.                                                                  1,489,550            13,286,786
           Gray Television, Inc. Class A                                                             40,050               349,636
       *   Group 1 Automotive, Inc.                                                                 820,400            25,325,748
       *   Ha-Lo Industries, Inc.                                                                   223,600                   157
       *   Hampshire Group, Ltd.                                                                     37,700               896,883
       #   Hancock Fabrics, Inc.                                                                    518,800             2,334,600
           Handleman Co.                                                                            723,777             9,937,458
       *   Harolds Stores, Inc.                                                                       2,000                 1,880
       *   Harris Interactive, Inc.                                                                 171,151               681,181
       *   Hartmarx Corp.                                                                           998,300             7,327,522
       *   Hastings Entertainment, Inc.                                                             336,400             1,655,088
       *   Hastings Manufacturing Co.                                                                 1,400                   105
           Haverty Furniture Co., Inc.                                                              338,100             4,347,966
       *   Hayes Lemmerz International, Inc.                                                        159,175               483,892
       *   Hollywood Media Corp.                                                                    279,000             1,210,832
           ILX Resorts, Inc.                                                                         79,800               722,190
       *   Image Entertainment, Inc.                                                                 39,000               149,760
       *   IMPCO Technologies, Inc.                                                                 336,642             1,750,538
     * #   Infosonics Corp.                                                                           1,700                19,618
       *   Insight Communications Co., Inc.                                                       1,404,216            16,345,074
       *   Insight Enterprises, Inc.                                                                893,748            18,616,771
       *   Interface, Inc. Class A                                                                1,169,307             9,740,327
       *   Interstate Hotels & Resorts, Inc.                                                        373,525             1,692,068
       *   J. Alexander's Corp.                                                                     106,500               854,130
       *   J. Jill Group, Inc.                                                                       48,193               882,414
       *   Jaclyn, Inc.                                                                              26,500               208,555
       *   Jakks Pacific, Inc.                                                                      895,220            18,244,584
       *   Jo-Ann Stores, Inc.                                                                      620,300             7,890,216
       *   Johnson Outdoors, Inc.                                                                   120,000             1,944,000
       *   K2, Inc.                                                                               1,649,110            16,754,958
           Kellwood Co.                                                                             974,517            22,530,833
           Kimball International, Inc. Class B                                                      752,580             8,014,977
     * #   KIT Manufacturing Co.                                                                      1,400                     1
           Knape & Vogt Manufacturing Co.                                                            36,934               533,696
       *   LaCrosse Footwear, Inc.                                                                   30,150               330,444
       *   Lakeland Industries, Inc.                                                                    100                 1,983
     * #   Lakes Entertainment, Inc.                                                                148,494             1,098,856
           Landry's Restaurants, Inc.                                                               914,335            24,732,762
       *   Lazare Kaplan International, Inc.                                                        124,900             1,026,678
       #   La-Z-Boy, Inc.                                                                         1,689,097            22,583,227
       *   Learning Care Group, Inc.                                                                 42,900               313,599
       *   Lenox Group, Inc.                                                                        248,500             3,071,460
           Libbey, Inc.                                                                              27,300               324,051

           Liberty Corp.                                                                            509,750            23,764,545
       *   Lin TV Corp.                                                                             831,050            10,870,134
       *   Linens `n Things, Inc.                                                                 1,474,475            37,761,305
           Lithia Motors, Inc. Class A                                                              523,675            14,950,921
       *   Lodgenet Entertainment Corp.                                                              26,000               356,460
       *   Lodgian, Inc.                                                                             99,944             1,028,424
           Lone Star Steakhouse & Saloon, Inc.                                                      670,176            15,527,978
       *   LOUDTechnologies, Inc.                                                                       200                 2,800
       *   Luby's, Inc.                                                                             308,000             3,936,240
           M/I Homes, Inc.                                                                          402,551            17,611,606
     * #   Magna Entertainment Corp.                                                                155,700             1,178,649
       *   Main Street Restaurant Group, Inc.                                                       283,064             1,392,675
       *   Marisa Christina, Inc.                                                                    92,500                61,050
       *   Marlton Technologies, Inc.                                                                70,337                82,998
           McRae Industries, Inc. Class A                                                            30,653               390,826
       *   Meade Instruments Corp.                                                                  663,220             1,803,958
           Media General, Inc. Class A                                                              111,200             5,637,840
       *   Merisel, Inc.                                                                              3,600                27,270
       *   Mestek, Inc.                                                                              12,800               154,880
           Modine Manufacturing Co.                                                                 642,527            21,389,724
           Monaco Coach Corp.                                                                       828,000            12,279,240
       *   Mothers Work, Inc.                                                                        94,860               986,544
           Movado Group, Inc.                                                                       589,800            10,881,810
           Movie Gallery, Inc.                                                                       63,013               310,654
     * #   Multimedia Games, Inc.                                                                   322,107             3,279,049
       *   Nathan's Famous, Inc.                                                                     96,250               924,000
           National Presto Industries, Inc.                                                         133,950             5,967,472
       *   National RV Holdings, Inc.                                                               272,950             1,634,970
     * #   Nature Vision, Inc.                                                                        2,100                13,272
     * #   Navigant International, Inc.                                                             506,601             5,534,616
       *   Nitches, Inc.                                                                              4,047                20,559
           Nobel Learning Communities, Inc.                                                          81,263               771,998
       *   O'Charleys, Inc.                                                                         392,839             5,700,094
       *   Odd Job Stores, Inc.                                                                     175,300                39,442
       *   Ohio Art Co.                                                                               3,500                18,462
       *   One Price Clothing Stores, Inc.                                                            4,385                     6
     * #   Oneida, Ltd.                                                                             177,100               173,558
           Orleans Homebuilders, Inc.                                                                 2,900                56,434
     * #   Palm Harbor Homes, Inc.                                                                  176,091             3,315,794
       *   Paxson Communications Corp.                                                              455,700               432,915
       *   Payless ShoeSource, Inc.                                                               1,735,400            39,653,890
       *   PC Mall, Inc.                                                                             59,881               295,213
       *   Perry Ellis International, Inc.                                                          330,344             6,649,825
           Phillips-Van Heusen Corp.                                                                410,500            13,911,845
       *   Phoenix Footwear Group, Inc.                                                             176,124             1,047,938
     * #   Pinnacle Entertainment, Inc.                                                             354,700             8,473,783
       *   Pomeroy IT Solutions, Inc.                                                               408,204             3,286,042
       *   Proliance International, Inc.                                                            333,642             1,821,685
       *   QEP Co., Inc.                                                                             21,900               247,032
     * #   Quaker Fabric Corp.                                                                      552,928             1,481,847
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                          4,947                12,615
       *   R&B, Inc.                                                                                239,462             2,832,835
       *   Radio One, Inc. Class A                                                                  483,163             5,382,436
       *   Radio One, Inc. Class D                                                                  114,769             1,269,345
       *   Raytech Corp.                                                                             26,400                34,056

       *   RCN Corp.                                                                                139,928             3,051,830
     * #   Reading International, Inc. Class A                                                      210,599             1,674,262
       *   Reading International, Inc. Class B                                                       14,460               111,342
       *   Red Lion Hotels Corp.                                                                    285,600             2,527,560
       *   Regent Communications, Inc.                                                            1,377,651             6,874,478
       *   Rent-Way, Inc.                                                                           680,000             4,454,000
     * #   Retail Ventures, Inc.                                                                    931,573            11,896,187
       *   Rex Stores Corp.                                                                         345,550             5,145,239
       *   Riviera Holdings Corp.                                                                    16,500               230,670
       *   Rockford Corp.                                                                           170,800               532,896
       *   Rocky Shoes & Boots, Inc.                                                                 23,987               574,009
           Russ Berrie & Co., Inc.                                                                  311,900             3,636,754
           Russell Corp.                                                                          1,134,900            17,965,467
       *   Ryan's Restaurant Group, Inc.                                                            909,759            10,817,035
       *   S&K Famous Brands, Inc.                                                                   77,400             1,383,525
       *   Safety Components International, Inc.                                                      1,155                17,325
     * #   Salton, Inc.                                                                             387,700               922,726
       *   Sands Regent                                                                              15,292               152,920
       *   Schieb (Earl), Inc.                                                                       74,400               277,140
       *   Scholastic Corp.                                                                         191,030             6,355,568
           Service Corp. International                                                            1,688,408            13,861,830
       *   Sharper Image Corp.                                                                      355,966             3,613,055
       *   Shiloh Industries, Inc.                                                                  282,435             3,733,791
       *   Shoe Carnival, Inc.                                                                      439,414             9,012,381
       *   Shoe Pavilion, Inc.                                                                        9,400                53,580
       *   ShopKo Stores, Inc.                                                                      847,600            24,309,168
     * #   Six Flags, Inc.                                                                        3,233,300            24,120,418
           Skyline Corp.                                                                            113,100             4,326,075
       *   Smith & Wollensky Restaurant Group, Inc.                                                 157,900               898,451
           Sonic Automotive, Inc.                                                                 1,026,193            21,344,814
       *   Source Interlink Companies, Inc.                                                         154,842             1,700,165
       *   Southern Energy Homes, Inc.                                                              178,100             1,064,147
       *   Spanish Broadcasting System, Inc.                                                        198,346               956,028
       *   SPAR Group, Inc.                                                                           4,600                 5,290
       *   Sport Chalet, Inc. Class A                                                                79,125               668,606
       *   Sport Chalet, Inc. Series B                                                               11,375               107,778
       *   Sport Supply Group, Inc.                                                                 103,800               499,797
     * #   Sport-Haley, Inc.                                                                         59,900               285,723
           Stage Stores, Inc.                                                                       436,372            13,051,887
           Standard Motor Products, Inc.                                                            663,650             5,899,848
           Star Buffet, Inc.                                                                          7,100                50,694
       *   Steinway Musical Instruments, Inc.                                                       257,800             6,445,000
           Stewart Enterprises, Inc.                                                              3,455,054            17,620,775
       *   Stoneridge, Inc.                                                                         657,700             3,979,085
           Stride Rite Corp.                                                                      1,127,600            15,493,224
       #   Superior Industries International, Inc.                                                  889,200            20,282,652
           Superior Uniform Group, Inc.                                                             136,600             1,502,600
           Syms Corp.                                                                               340,300             4,808,439
       *   Systemax, Inc.                                                                           569,700             3,372,624
       *   Tag-It Pacific, Inc.                                                                      53,800                33,356
           Tandy Brand Accessories, Inc.                                                             62,700               764,313
     * #   Tarrant Apparel Group                                                                    282,800               339,360
           The Marcus Corp.                                                                         674,900            16,373,074
           The Pep Boys - Manny, Moe & Jack                                                       1,920,100            27,553,435
       *   The Rowe Companies                                                                         9,300                24,180

     * #   The Sports Authority, Inc.                                                               645,600            20,317,032
       *   The Sports Club Co., Inc.                                                                114,000                75,810
     * #   Tower Automotive, Inc.                                                                   242,989                25,089
           Traffix, Inc.                                                                            277,484             1,515,063
       *   Trans World Entertainment Corp.                                                        1,051,874             6,868,737
       *   Trump Entertainment Resorts, Inc.                                                            266                 4,847
       *   Tweeter Home Entertainment Group, Inc.                                                   826,972             4,647,583
       *   Unapix Entertainment, Inc.                                                                 1,700                     7
       *   Unifi, Inc.                                                                            1,660,466             4,765,537
           Unifirst Corp.                                                                           257,100             7,944,390
           United Auto Group, Inc.                                                                1,511,200            53,828,944
       *   United Retail Group, Inc.                                                                300,001             3,093,010
       *   Vail Resorts, Inc.                                                                       595,823            22,200,365
       *   Virco Manufacturing Corp.                                                                 58,286               352,339
           Visteon Corp.                                                                          3,343,965            22,605,203
       *   Warnaco Group, Inc.                                                                      527,296            12,955,663
       *   WCI Communities, Inc.                                                                  1,100,300            28,255,704
           Wellco Enterprises, Inc.                                                                     100                 1,250
     * #   Wells-Gardner Electronics Corp.                                                           63,303               126,606
       *   West Marine, Inc.                                                                        249,630             3,315,086
       *   Western Metals Corp.                                                                     100,400               274,092
     * #   Whitehall Jewelers, Inc.                                                                 368,900               396,567
       *   Wickes, Inc.                                                                              49,400                   148
       *   Wilsons The Leather Experts, Inc.                                                        470,201             2,092,394
       *   Zapata Corp.                                                                             249,080             1,519,388
                                                                                                              -------------------
Total Consumer Discretionary                                                                                        1,679,194,784
                                                                                                              -------------------
Industrials -- (18.4%)
       *   AAR Corp.                                                                              1,075,530            22,521,598
       *   Ablest, Inc.                                                                              16,600               137,116
           Abrams Industries, Inc.                                                                   12,100                53,966
       *   Active Power, Inc.                                                                       976,749             3,408,854
       *   AirNet Systems, Inc.                                                                     308,100             1,257,048
           Alamo Group, Inc.                                                                        158,200             3,338,020
       *   Alaska Air Group, Inc.                                                                   997,800            35,082,648
       *   Allied Defense Group, Inc.                                                               148,500             3,345,705
       *   Allied Holdings, Inc.                                                                    109,635                27,409
           Ambassadors International, Inc.                                                          160,800             2,382,976
           Ameron International Corp.                                                               290,705            13,067,190
           Ampco-Pittsburgh Corp.                                                                   198,500             2,862,370
           Amrep Corp.                                                                               95,292             2,516,662
           Angelica Corp.                                                                           203,800             2,818,554
           Applied Industrial Technologies, Inc.                                                  1,046,700            33,442,065
           Arkansas Best Corp.                                                                        3,570               147,227
     * #   Armstrong Holdings, Inc.                                                                 381,400               720,846
       *   Astronics Corp.                                                                           16,074               167,973
     * #   AstroPower, Inc.                                                                          22,344                    22
     * #   ATA Holdings Corp.                                                                       184,300                67,270
       *   Ault, Inc.                                                                                92,000               191,360
       *   Avalon Holding Corp. Class A                                                              24,712               109,968
       *   AZZ, Inc.                                                                                 85,200             1,649,472
       *   Baldwin Technology Co., Inc. Class A                                                     216,500               855,175
           Bowne & Co., Inc.                                                                      1,174,613            17,372,526
       *   Butler International, Inc.                                                                80,000               236,000
           C&D Technologies, Inc.                                                                   631,700             4,674,580

       *   Cannon Express, Inc.                                                                         900                     0
     * #   Capstone Turbine Corp.                                                                    61,250               207,638
       *   Catalytica Energy Systems, Inc.                                                          233,600               249,952
       *   CBIZ, Inc.                                                                             1,893,695            11,854,531
           CDI Corp.                                                                                 29,267               826,500
           Central Parking Corp.                                                                  1,260,437            17,633,514
           Champion Industries, Inc.                                                                105,401               453,224
       *   Channell Commercial Corp.                                                                 16,178                84,935
           Chicago Rivet & Machine Co.                                                               10,700               243,425
           CIRCOR International, Inc.                                                               539,023            14,041,549
           Collins Industries, Inc.                                                                  30,000               178,500
       *   Comforce Corp.                                                                            57,100               122,765
           Comfort Systems USA, Inc.                                                              1,323,900            12,431,421
       *   Compudyne Corp.                                                                           56,585               334,417
           CompX International, Inc.                                                                 36,800               593,952
     * #   Consolidated Freightways Corp.                                                            24,700                    17
       *   Consolidated Graphics, Inc.                                                              214,594            10,985,067
       *   Continental Airlines, Inc.                                                             2,103,900            32,757,723
       *   Cornell Companies, Inc.                                                                  465,548             6,596,815
       *   Corrpro Companies, Inc.                                                                   87,175                95,457
       *   Covenant Transport, Inc. Class A                                                         399,887             4,650,686
       *   Cross (A.T.) Co. Class A                                                                 230,700               922,800
       *   Crown Andersen, Inc.                                                                      22,000                18,700
           Cubic Corp.                                                                              131,900             2,333,311
       *   Distributed Energy Systems Corp.                                                         936,792             8,684,062
       *   Dollar Thrifty Automotive Group, Inc.                                                    882,400            33,090,000
       *   Ducommun, Inc.                                                                           211,079             4,325,009
           Eastern Co.                                                                               19,600               390,040
           Ecology & Environment, Inc. Class A                                                       27,700               221,877
       *   Electro Rent Corp.                                                                       430,955             6,024,751
       *   EMCOR Group, Inc.                                                                        459,319            32,496,819
       *   EnerSys                                                                                   19,800               286,308
       *   EnPro Industries, Inc.                                                                   677,044            19,532,719
           Espey Manufacturing & Electronics Corp.                                                    3,800               152,380
       *   Esterline Technologies Corp.                                                             828,793            34,071,680
           Federal Signal Corp.                                                                     502,415             8,209,461
       *   First Aviation Services, Inc.                                                              8,900                34,888
       *   First Consulting Group, Inc.                                                             142,318               832,560
       *   Flowserve Corp.                                                                        1,636,728            61,148,158
       *   Foster (L.B.) Co. Class A                                                                159,900             2,222,610
       *   Foster Wheeler, Ltd.                                                                      45,755             1,593,647
       *   Frontier Airlines, Inc.                                                                1,169,414             9,542,418
       *   Frozen Food Express Industries, Inc.                                                     447,847             5,177,111
       *   FTI Consulting, Inc.                                                                     185,300             5,255,108
     * #   FuelCell Energy, Inc.                                                                    150,489             1,268,622
           G & K Services, Inc. Class A                                                             130,464             5,001,990
           GATX Corp.                                                                             1,421,900            53,520,316
       *   Gehl Co.                                                                                 246,157             6,345,927
       *   Genesee & Wyoming, Inc.                                                                       36                 1,210
     * #   GP Strategies Corp.                                                                      344,165             2,460,780
           Graham Corp.                                                                              13,052               292,104
           Hardinge, Inc.                                                                           148,700             2,584,406
       *   Hawaiian Holdings, Inc.                                                                  490,955             1,865,629
           Heico Corp.                                                                              296,800             6,775,944
           Heico Corp. Class A                                                                       26,251               473,831

       *   Herley Industries, Inc.                                                                  467,231             7,695,303
       *   Hexcel Corp.                                                                             590,350             9,817,521
       *   Hudson Technologies, Inc.                                                                 48,700                85,225
           IKON Office Solutions, Inc.                                                            2,693,300            27,094,598
       *   Industrial Distribution Group, Inc.                                                      307,075             2,263,143
       *   Infrasource Services, Inc.                                                                65,400               767,142
       *   Innotrac Corp.                                                                           101,600               675,640
       *   Insituform Technologies, Inc. Class A                                                    170,353             3,384,914
     * #   Integrated Electrical Services, Inc.                                                   1,081,100               594,605
           International Aluminum Corp.                                                              55,200             2,195,856
       *   International Shipholding Corp.                                                           79,450             1,258,488
           Interpool, Inc.                                                                          595,514            11,112,291
       *   JPS Industries, Inc.                                                                      42,600               138,450
       *   Kadant, Inc.                                                                             469,660             8,552,509
           Kaman Corp. Class A                                                                      703,154            13,507,588
       *   Kansas City Southern                                                                   2,099,700            52,429,509
           Kelly Services, Inc. Class A                                                             481,198            13,377,304
       *   Key Technology, Inc.                                                                      19,000               253,650
       *   K-Tron International, Inc.                                                                 6,200               228,222
       *   Ladish Co., Inc.                                                                         280,614             5,752,587
       *   Lancer Corp.                                                                             106,700             2,314,323
           LSI Industries, Inc.                                                                     129,204             2,325,672
       *   Lydall, Inc.                                                                             504,000             4,213,440
       *   Lynch Corp.                                                                                6,100                46,360
       *   Mac-Gray Corp.                                                                           320,400             3,755,088
       *   Magnetek, Inc.                                                                           929,200             2,685,388
     * #   MAIR Holdings, Inc.                                                                      614,108             2,910,872
       *   Marten Transport, Ltd.                                                                     1,453                38,781
       *   Maxco, Inc.                                                                               38,000               215,080
     * #   MCSi, Inc.                                                                                 1,500                     0
       *   Meadow Valley Corp.                                                                       10,414               119,761
     * #   Medialink Worldwide, Inc.                                                                 62,100               208,035
       *   Merrimac Industries, Inc.                                                                 34,970               316,479
     * #   Mesa Air Group, Inc.                                                                     379,745             3,903,779
       *   MFRI, Inc.                                                                                59,000               312,110
     * #   Midwest Air Group, Inc.                                                                  602,202             2,023,399
       *   Milacron, Inc.                                                                         1,131,768             1,437,345
       *   Misonix, Inc.                                                                            106,081               529,344
     * #   Modtech Holdings, Inc.                                                                   455,114             3,904,878
       *   Moore Handley, Inc.                                                                        2,000                12,250
           Mueller Industries, Inc.                                                                 925,366            25,049,658
           NACCO Industries, Inc. Class A                                                           116,000            13,583,600
       *   Nashua Corp.                                                                             114,300               868,680
       *   National Patent Development Corp.                                                        231,665               437,847
       *   National Technical Systems, Inc.                                                         128,684               594,520
       *   NCI Building Systems, Inc.                                                               547,198            23,830,473
       *   NCO Group, Inc.                                                                        1,083,683            18,682,704
       *   NES Rentals Holdings, Inc.                                                                   421                 5,357
       *   New Horizons Worldwide, Inc.                                                             110,375                93,819
       *   North America Galvanizing & Coatings, Inc.                                                72,200               150,898
       *   Omega Flex, Inc.                                                                          10,820               161,110
     * #   Orbital Sciences Corp.                                                                   765,500             9,231,930
           Outlook Group Corp.                                                                       58,400               832,784
       *   P.A.M. Transportation Services, Inc.                                                         250                 4,080
       *   Paragon Technologies, Inc.                                                                 3,200                31,680

       *   Patrick Industries, Inc.                                                                 101,850             1,094,888
       *   Peerless Manufacturing Co.                                                                18,600               316,200
       *   PHH Corp.                                                                                418,200            12,069,252
       *   Pico Holdings, Inc.                                                                      305,306            10,307,131
       *   Powell Industries, Inc.                                                                    5,200                99,736
       *   Power-One, Inc.                                                                           24,296               151,121
       *   PPT Vision, Inc.                                                                          21,850                30,372
           Preformed Line Products Co.                                                               12,500               516,375
       *   PRG-Schultz International, Inc.                                                          548,549               499,180
       *   Protection One, Inc.                                                                          61                 1,072
           Providence & Worcester Railroad Co.                                                       46,400               672,800
     * #   Quanta Services, Inc.                                                                  3,996,526            56,550,843
       *   RailAmerica, Inc.                                                                      1,286,938            14,014,755
       *   RCM Technologies, Inc.                                                                   230,500             1,376,085
       *   Refac                                                                                     11,357                95,399
           Regal-Beloit Corp.                                                                       970,083            34,234,229
       *   RemedyTemp, Inc.                                                                         181,500             1,399,365
       *   Republic Airways Holdings, Inc.                                                          274,200             3,984,126
       *   Riviera Tool Co.                                                                          16,300                 8,152
           Robbins & Myers, Inc.                                                                    496,300            10,521,560
       *   Rush Enterprises, Inc. Class A                                                           376,739             5,767,874
       *   Rush Enterprises, Inc. Class B                                                           103,800             1,491,606
           Schuff International, Inc.                                                               104,400               704,700
       *   SCS Transportation, Inc.                                                                 515,632            10,163,107
       *   Secom General Corp.                                                                       11,400                16,815
       *   Sequa Corp. Class A                                                                       93,500             5,909,200
       *   Sequa Corp. Class B                                                                       28,500             1,824,000
       *   Servotronics, Inc.                                                                           400                 1,830
       *   Shaw Group, Inc.                                                                       1,927,698            55,691,195
       *   Sholodge, Inc.                                                                            71,600               318,620
       *   SIFCO Industries, Inc.                                                                    73,515               246,275
       *   Sitel Corp.                                                                            1,110,100             3,408,007
           Skywest, Inc.                                                                            766,022            22,750,853
           Smith (A.O.) Corp.                                                                       737,500            26,749,125
           Smith (A.O.) Corp. Convertible Class A                                                    68,950             2,500,817
       *   Smithway Motor Xpress Corp. Class A                                                       72,600               590,245
       *   SOURCECORP, Inc.                                                                         484,036            12,613,978
       *   SPACEHAB, Inc.                                                                           118,447                84,097
           Sparton Corp.                                                                            124,628             1,160,287
       *   Spherion Corp.                                                                         2,085,689            20,439,752
           Standard Register Co.                                                                    355,576             5,269,636
           Starrett (L.S.) Co. Class A                                                               63,600             1,160,700
       *   Strategic Distribution, Inc.                                                              64,078               656,800
           Supreme Industries, Inc.                                                                  55,710               437,324
           Sypris Solutions, Inc.                                                                   545,111             6,023,477
       *   TB Wood's Corp.                                                                           92,100               610,163
       *   TeamStaff, Inc.                                                                           84,700               105,875
           Tecumseh Products Co. Class A                                                            447,170             9,980,834
           Tecumseh Products Co. Class B                                                             15,400               313,236
       *   Timco Aviation Services, Inc.                                                                269                 1,617
       #   Titan International, Inc.                                                                145,100             2,501,524
           Todd Shipyards Corp.                                                                      80,450             1,858,395
       *   Trailer Bridge, Inc.                                                                     109,500             1,012,875
       *   Transport Corporation of America, Inc.                                                    19,800               191,072
       *   Transtechnology Corp.                                                                     95,900               738,430

       *   TRC Companies, Inc.                                                                      214,700             2,484,079
           Tredegar Industries, Inc.                                                              1,318,986            16,487,325
           Trinity Industries, Inc.                                                               1,423,900            59,291,196
       *   Triumph Group, Inc.                                                                      548,417            20,812,425
       *   Tufco Technologies, Inc.                                                                     200                 1,320
           Twin Disc, Inc.                                                                           40,200             1,688,400
       *   U.S. Xpress Enterprises, Inc. Class A                                                    160,990             2,447,048
       *   United Rentals, Inc.                                                                   1,917,700            40,578,532
       *   URS Corp.                                                                              1,312,867            55,297,958
     * #   Valence Technology, Inc.                                                                   4,800                 9,504
       *   Valpey Fisher Corp.                                                                       10,250                33,415
           Viad Corp.                                                                               173,100             5,270,895
       *   Volt Information Sciences, Inc.                                                          396,700             7,811,023
           Washington Group International, Inc.                                                     191,206             9,887,262
           Waste Industries USA, Inc.                                                               235,645             3,284,891
       *   Water Pik Technologies, Inc.                                                             104,945             2,189,153
           Werner Enterprises, Inc.                                                                  18,883               386,535
       *   Westaff, Inc.                                                                            190,000               885,400
     * #   Western Power & Equipment Corp.                                                            4,091                 7,159
       *   Willis Lease Finance Corp.                                                               131,300             1,155,427
       *   Wolverine Tube, Inc.                                                                     487,800             2,517,048
       *   Xanser Corp.                                                                             255,500               766,500
                                                                                                              -------------------
Total Industrials                                                                                                   1,454,499,410
                                                                                                              -------------------
Financials -- (14.3%)
           1st Source Corp.                                                                         415,191            10,491,877
           21st Century Insurance Group                                                             170,658             2,918,252
           ABC Bancorp                                                                               20,936               421,232
       *   ACE Cash Express, Inc.                                                                    45,580             1,086,171
           Advanta Corp. Class A                                                                    277,153             8,489,196
           Advanta Corp. Class B Non-Voting                                                         454,613            14,720,369
       *   Aether Holdings, Inc.                                                                  1,415,332             4,925,355
           Alfa Corp.                                                                                28,762               501,322
           Alliance Financial Corp.                                                                     200                 6,214
           Ameriana Bancorp                                                                          25,630               310,123
     * #   American Business Financial Services, Inc.                                                39,284                   884
       *   American Independence Corp.                                                                1,448                15,696
       *   American Physicians Capital, Inc.                                                        296,708            13,485,379
           American Physicians Services Group, Inc.                                                  35,800               427,649
       *   American Spectrum Realty, Inc.                                                                18                   212
       *   AmeriServe Financial, Inc.                                                               424,173             2,036,030
       *   Arch Capital Group, Ltd.                                                                  28,500             1,495,110
       *   Argonaut Group, Inc.                                                                     955,769            30,393,454
           ASB Financial Corp.                                                                       10,400               214,500
       *   Atlantic American Corp.                                                                   42,300               108,457
           Baldwin & Lyons, Inc. Class B                                                            313,025             7,847,537
       *   Bancinsurance Corp.                                                                       76,470               286,762
           Bancorp Rhode Island, Inc.                                                                   320                10,928
           BankUnited Financial Corp. Class A                                                       232,929             5,937,360
           Banner Corp.                                                                             356,912            11,257,004
           Bay View Capital Corp.                                                                   217,976             3,655,458
           Beverly Hills Bancorp, Inc.                                                              217,288             2,122,904
       *   BNS Holding, Inc. Class A                                                                 46,155               294,238
           Brookline Bancorp, Inc.                                                                  633,666             8,909,344
           California First National Bancorp                                                         77,600             1,009,964

           Camco Financial Corp.                                                                     19,583               277,099
           Carrollton Bancorp                                                                           600                 8,796
           Cash America International, Inc.                                                         173,100             3,920,715
       #   Center Bancorp, Inc.                                                                       2,010                21,869
       *   Centrue Financial Corp.                                                                      100                 2,715
       *   Ceres Group, Inc.                                                                        803,768             4,018,840
           CFS Bancorp, Inc.                                                                        328,067             4,569,973
           Chemical Financial Corp.                                                                  55,863             1,805,492
           Citizens South Banking Corp.                                                               2,754                33,518
     * #   Citizens, Inc.                                                                           137,307               730,473
           Clark, Inc.                                                                              634,328             8,963,055
       *   CNA Surety Corp.                                                                         534,395             7,893,014
           Commercial Federal Corp.                                                               1,318,498            45,409,071
           Community Bank System, Inc.                                                              653,400            15,635,862
           Community Capital Corp.                                                                       62                 1,370
           Community Central Bank Corp.                                                                   5                    66
           Community West Bancshares                                                                  6,400                90,496
     * #   CompuCredit Corp.                                                                        574,203            22,434,111
       *   Consumer Portfolio Services, Inc.                                                         28,100               162,418
           Cooperative Bankshares, Inc.                                                              28,100               593,612
       *   Credit Acceptance Corp.                                                                  510,330             8,063,214
           Delphi Financial Group, Inc. Class A                                                     935,063            44,303,285
           Donegal Group, Inc. Class A                                                              189,125             4,582,499
           Donegal Group, Inc. Class B                                                               46,564             1,117,070
           EFC Bancorp, Inc.                                                                          5,200               177,580
           EMC Insurance Group, Inc.                                                                155,628             3,044,084
       *   Epoch Holding Corp.                                                                      107,000               722,250
           ESB Financial Corp.                                                                          500                 6,185
       *   EZCORP, Inc. Class A Non-Voting                                                          234,200             3,524,710
           FBL Financial Group, Inc. Class A                                                        776,075            24,329,951
           Fidelity Southern Corp.                                                                   39,224               688,773
           Financial Institutions, Inc.                                                               1,200                24,228
       *   Firebrand Financial Group, Inc.                                                           86,400                 7,344
       *   First Bank of Delaware                                                                    70,403               228,106
           First Citizens BancShares, Inc.                                                           10,200             1,912,194
           First Community Bancshares, Inc.                                                           1,114                34,400
           First Defiance Financial Corp.                                                           126,600             3,542,268
           First Federal Bancshares of Arkansas, Inc.                                               110,400             2,760,000
       *   First Federal of Northern Michigan Bancorp, Inc.                                             200                 1,748
           First Franklin Corp.                                                                         600                 9,825
       *   First Investors Financial Services Group, Inc.                                           119,100               740,802
           First Keystone Financial, Inc.                                                            37,100               748,492
           First M&F Corp.                                                                              147                 5,035
       *   First Mariner Bancorp, Inc.                                                               23,800               421,736
           First Merchants Corp.                                                                    158,673             4,104,871
       #   First Niagara Financial Group, Inc.                                                      246,997             3,578,987
           First Place Financial Corp.                                                              410,425             9,792,740
           First United Corp.                                                                         1,000                20,127
     * #   FirstFed Financial Corp.                                                                 206,400            10,802,976
           Flagstar Bancorp, Inc.                                                                   398,600             6,006,902
       #   FNB Corp. NC                                                                                 908                16,462
           FNB Corp. VA                                                                                 800                24,680
           FNB Financial Services Corp.                                                              21,318               335,545
       *   FPIC Insurance Group, Inc.                                                               349,473            13,238,037
           GB & T Bancshares, Inc.                                                                    2,780                62,578

           Great American Financial Resources, Inc.                                                 238,000             4,790,940
           Guaranty Federal Bancshares, Inc.                                                         15,000               423,750
           Habersham Bancorp                                                                            100                 2,325
           Harleysville Group, Inc.                                                                 947,335            25,871,719
           Harleysville Savings Financial Corp.                                                         900                15,750
           Harrington West Financial Group, Inc.                                                        400                 6,572
           HF Financial Corp.                                                                        53,815             1,025,714
           HMN Financial, Inc.                                                                       73,300             2,168,874
       *   Hoenig Group Escrow Shares                                                               104,700                     0
           Horace Mann Educators Corp.                                                            1,502,408            28,455,608
           Independence Holding Co.                                                                 105,391             1,895,984
           Infinity Property & Casualty Corp.                                                       520,136            19,219,025
           Instinet Group, Inc.                                                                     433,662             2,198,666
           Integra Bank Corp.                                                                        22,180               475,761
           Investors Title Co.                                                                       18,000               773,820
           Irwin Financial Corp.                                                                    556,842            12,595,766
       *   ITLA Capital Corp.                                                                       151,188             7,929,811
           Jefferson Bancshares, Inc.                                                                 1,310                17,580
           KNBT Bancorp, Inc.                                                                         7,078               116,008
       *   Knight Capital Group, Inc.                                                             1,412,120            14,290,654
     * #   LaBranche & Co., Inc.                                                                  1,331,740            14,222,983
           Lakeland Bancorp, Inc.                                                                       900                13,635
       #   LandAmerica Financial Group, Inc.                                                        632,212            40,935,727
           LSB Corp.                                                                                  3,500                59,500
           MAF Bancorp, Inc.                                                                        489,330            20,830,778
           MainSource Financial Group, Inc.                                                             500                 9,045
           MASSBANK Corp.                                                                            62,149             2,019,842
       *   Matrix Bancorp, Inc.                                                                       4,900                87,710
           MCG Capital Corp.                                                                      1,000,859            14,202,189
       *   Meadowbrook Insurance Group, Inc.                                                        756,264             4,915,716
           Medallion Financial Corp.                                                                470,597             4,720,088
           Merchants Group, Inc.                                                                     23,500               693,837
           Meta Financial Group, Inc.                                                                31,900               720,254
       *   Metris Companies, Inc.                                                                 1,899,800            28,478,002
           MFB Corp.                                                                                 17,500               483,962
           MicroFinancial, Inc.                                                                     123,200               429,968
           Midland Co.                                                                               57,920             2,189,376
           MidWestOne Financial Group, Inc.                                                             301                 5,659
           MutualFirst Financial, Inc.                                                                1,100                24,332
           National Western Life Insurance Co. Class A                                               23,900             5,258,000
       *   Navigators Group, Inc.                                                                   240,537             9,720,100
           NBC Capital Corp.                                                                             50                 1,200
           NetBank, Inc.                                                                            297,582             2,199,131
       *   Newtek Business Services, Inc.                                                           134,657               211,411
           North Central Bancshares, Inc.                                                            39,300             1,520,910
           Northeast Bancorp                                                                         20,900               469,205
           Northrim BanCorp, Inc.                                                                         0                    14
           NYMAGIC, Inc.                                                                            126,600             3,256,152
       *   Ocwen Financial Corp.                                                                  1,538,630            12,986,037
           Ohio Casualty Corp.                                                                    1,903,514            56,344,014
           Omega Financial Corp.                                                                      4,930               144,597
       *   Pacific Premier Bancorp, Inc.                                                             29,640               350,262
           Parkvale Financial Corp.                                                                  40,225             1,120,266
           Partners Trust Financial Group, Inc.                                                      36,844               442,128
           PAULA Financial                                                                           89,200               178,400

       *   Penn Treaty American Corp.                                                               231,200             2,309,688
           Peoples Bancorp, Inc. IN                                                                   2,700                54,459
           Peoples Bancorp, Inc. OH                                                                  61,300             1,778,926
           Peoples Community Bancorp                                                                    350                 7,070
           Pinnacle Bancshares, Inc.                                                                 11,400               168,720
       *   Piper Jaffray Companies, Inc.                                                            565,361            22,467,446
       *   PMA Capital Corp. Class A                                                                878,751             7,803,309
           Pocahontas Bancorp, Inc.                                                                  68,700               843,636
       *   Premier Financial Bancorp, Inc.                                                            1,200                16,800
           Presidential Life Corp.                                                                  966,437            18,642,570
           Provident Financial Holdings, Inc.                                                        53,500             1,470,715
           Provident Financial Services, Inc.                                                       478,260             8,603,897
       *   Republic First Bancorp, Inc.                                                              72,913               885,893
       *   Rewards Network, Inc.                                                                     20,200               116,352
           Riverview Bancorp, Inc.                                                                   56,000             1,247,120
           RLI Corp.                                                                                306,879            16,019,084
       *   RTW, Inc.                                                                                163,150             1,662,499
       #   Rurban Financial Corp.                                                                       100                 1,237
       *   SCPIE Holdings, Inc.                                                                     174,200             3,588,520
       *   Seabright Insurance Holdings                                                              81,600             1,096,704
           Selective Insurance Group, Inc.                                                          950,202            53,182,806
       *   Shore Financial Corp.                                                                        200                 3,330
           Simmons First National Corp. Class A                                                     172,078             4,821,626
           Sound Federal Bancorp, Inc.                                                               82,325             1,624,272
           Southern Community Financial Corp.                                                         1,400                13,160
       *   Standard Management Corp.                                                                132,600               245,642
           State Auto Financial Corp.                                                                 2,801                96,438
           Sterling Financial Corp./Spokane                                                          89,210             2,328,381
           Stewart Information Services Corp.                                                       598,000            30,234,880
       *   Stifel Financial Corp.                                                                    26,329               985,758
       *   Stratus Properties, Inc.                                                                  94,450             1,892,967
       *   Sun Bancorp, Inc.                                                                        189,810             3,763,932
           Susquehanna Bancshares, Inc.                                                             659,814            16,178,639
           SWS Group, Inc.                                                                          263,400             5,431,308
           Synergy Financial Group, Inc.                                                              4,600                56,304
           Texas United Bancshares, Inc.                                                                300                 5,700
           TF Financial Corp.                                                                        35,700             1,022,627
       #   The Phoenix Companies, Inc.                                                            3,130,300            42,572,080
           TierOne Corp.                                                                             72,439             2,170,997
           Timberland Bancorp, Inc.                                                                  55,500             1,296,480
       *   Tower Financial Corp.                                                                        300                 4,950
     * #   Trenwick Group, Ltd.                                                                     199,776                   350
       *   Triad Guaranty, Inc.                                                                     275,086            11,927,729
           UICI                                                                                     896,500            31,933,330
           UMB Financial Corp.                                                                      679,019            45,073,281
           Umpqua Holdings Corp.                                                                    434,931            11,490,877
       *   Unico American Corp.                                                                      71,600               643,684
       *   UnionBancorp, Inc.                                                                            34                   725
       *   United America Indemnity, Ltd.                                                           258,776             4,903,805
       *   United Capital Corp.                                                                         500                12,240
           United Community Financial Corp.                                                         843,505             9,944,924
           United Fire & Casualty Co.                                                                28,856             1,318,719
           Unizan Financial Corp.                                                                    18,231               480,022
           Vail Banks, Inc.                                                                             500                 6,980
       *   Vesta Insurance Group, Inc.                                                            1,137,300             1,137,300

           Wainwright Bank & Trust Co.                                                                3,100                31,868
           Wayne Savings Bancshares, Inc.                                                               300                 4,785
           Wesbanco, Inc.                                                                            62,984             2,015,488
           Westbank Corp.                                                                             1,143                17,408
           Willow Grove Bancorp, Inc.                                                                50,207               787,246
       *   Wilshire Enterprises, Inc.                                                               105,203               814,271
           Ziegler Companies, Inc.                                                                    8,100               175,163
                                                                                                              -------------------
Total Financials                                                                                                    1,129,887,104
                                                                                                              -------------------
Information Technology -- (13.1%)
       *   3Com Corp.                                                                               123,975               448,790
       *   Actel Corp.                                                                              597,986             8,706,676
       *   ActivCard Corp.                                                                          357,690             1,337,761
       *   Adaptec, Inc.                                                                          1,624,761             8,075,062
       *   Adept Technology, Inc.                                                                     5,620                64,518
       *   Advanced Digital Information Corp.                                                       469,597             4,930,769
       *   Advanced Power Technology, Inc.                                                          241,988             3,259,578
       *   Aehr Test Systems                                                                         87,900               312,045
       *   Aeroflex, Inc.                                                                           287,115             3,149,652
       *   Aetrium, Inc.                                                                             75,948               264,299
       *   Agile Software Corp.                                                                   1,215,404             7,547,659
           Agilysys, Inc.                                                                           931,534            17,745,723
       *   Airspan Networks, Inc.                                                                    66,900               393,372
           Allen Organ Co. Class B                                                                    4,900               304,413
       *   Alliance Semiconductor Corp.                                                           1,156,002             3,375,526
       *   Allied Motion Technologies, Inc.                                                          44,700               172,095
       *   Alpha Technologies Group, Inc.                                                            18,112                   249
           American Software, Inc. Class A                                                          265,536             1,489,657
       *   American Technical Ceramics Corp.                                                         83,800               770,122
       *   Amistar Corp.                                                                             41,700               119,054
       *   Amtech Systems, Inc.                                                                       9,000                65,340
     * #   Anadigics, Inc.                                                                          955,346             5,010,790
       *   Analex Corp.                                                                              39,200               119,952
       *   Analysts International Corp.                                                             555,681             1,400,316
       *   Analytical Surveys, Inc.                                                                     830                 1,104
       *   Anaren, Inc.                                                                             622,648             8,934,999
           Anixter International, Inc.                                                                5,300               194,192
       *   Answerthink, Inc.                                                                        139,528               580,436
       *   APA Enterprises, Inc.                                                                    155,000               182,900
       *   Applied Films Corp.                                                                      425,408             8,520,922
       *   Applied Innovation, Inc.                                                                 150,200               542,222
       *   Applied Micro Circuits Corp.                                                           4,525,708            11,947,869
       *   Ariba, Inc.                                                                              379,394             3,274,170
       *   Arris Group, Inc.                                                                        901,431             8,761,909
       *   Art Technology Group, Inc.                                                               200,613               329,005
       *   Aspen Technology, Inc.                                                                   338,027             2,501,400
       *   Astea International, Inc.                                                                 13,000               188,500
           Astro-Med, Inc.                                                                           31,040               306,675
       *   Atari, Inc.                                                                                8,767                11,046
       *   Atmel Corp.                                                                               11,988                40,160
     * #   Avanex Corp.                                                                             392,800               255,320
       *   Avici Systems, Inc.                                                                      426,756             1,809,445
       *   Aware, Inc.                                                                              551,524             3,287,083
       *   Axcelis Technologies, Inc.                                                                37,759               178,978
       *   AXT, Inc.                                                                                458,578               784,168

       *   BearingPoint, Inc.                                                                       269,900             1,964,872
           Belden CDT, Inc.                                                                       1,227,527            28,675,031
       *   Bell Industries, Inc.                                                                    159,363               422,312
       *   Bell Microproducts, Inc.                                                                 939,070             8,076,002
       *   Benchmark Electronics, Inc.                                                              627,900            19,245,135
           Black Box Corp.                                                                          518,439            24,216,286
       *   Blonder Tongue Laboratories, Inc.                                                         22,200                42,846
           Bogen Communications International, Inc.                                                  44,100               233,730
     * #   Bookham, Inc.                                                                            299,710             1,408,637
       *   Borland Software Corp.                                                                    99,255               602,478
       *   CalAmp Corp.                                                                             477,815             5,542,654
       *   Captaris, Inc.                                                                           971,452             3,973,239
       *   Carrier Access Corp.                                                                     129,878               629,908
       *   C-COR, Inc.                                                                              360,744             2,045,418
           Celeritek, Inc.                                                                          379,072                72,024
     * #   CellStar Corp.                                                                           395,169               829,855
       *   Centillium Communications, Inc.                                                          101,429               466,573
       *   Checkpoint Systems, Inc.                                                                 111,200             2,663,240
       *   Chyron Corp.                                                                               1,200                   504
       *   Ciber, Inc.                                                                            1,974,100            12,140,715
       *   Ciena Corp.                                                                            1,279,600             3,826,004
       *   Ciprico, Inc.                                                                             71,700               324,801
       *   Cirrus Logic, Inc.                                                                       216,219             1,634,616
       *   Clarus Corp.                                                                             385,300             3,294,315
       *   Cognitronics Corp.                                                                         7,600                22,572
       *   Coherent, Inc.                                                                         1,032,897            32,629,216
       *   Comarco, Inc.                                                                             85,538               733,916
     * #   Commerce One, Inc.                                                                        55,600                     0
           Communications Systems, Inc.                                                              17,250               186,300
       *   Computer Horizons Corp.                                                                  675,921             2,764,517
       *   Computer Task Group, Inc.                                                                162,900               656,487
       *   Conexant Systems, Inc.                                                                   377,856               933,304
       *   Cosine Communications, Inc.                                                              309,226               749,873
     * #   Cray, Inc.                                                                                   400                   604
       *   Credence Systems Corp.                                                                 2,106,847            17,086,529
       *   Crossroads Systems, Inc.                                                                  21,600                18,792
       *   CSP, Inc.                                                                                 24,560               175,113
           CTS Corp.                                                                              1,275,200            15,340,656
       *   Data I/O Corp.                                                                            85,100               217,005
       *   Data Systems & Software, Inc.                                                             90,000               125,100
       *   Datalink Corp.                                                                           194,400               678,456
           Dataram Corp.                                                                             27,610               155,997
       *   Delphax Technologies, Inc.                                                                69,600               153,120
       *   Digi International, Inc.                                                                   2,662                34,287
       *   Digimarc Corp.                                                                           132,065               805,597
     * #   Digital Angel Corp.                                                                      344,750             1,158,360
       *   Ditech Communications Corp.                                                              103,250               905,503
       *   Dot Hill Systems Corp.                                                                   482,128             3,191,687
       *   EasyLink Services Corp.                                                                      640                   461
       *   Echelon Corp.                                                                            275,213             2,270,507
       *   Edgewater Technology, Inc.                                                               252,788             1,516,728
       *   Electro Scientific Industries, Inc.                                                      161,972             4,075,216
       *   Electroglas, Inc.                                                                        478,233             1,449,046
       *   Electronics for Imaging, Inc.                                                            207,898             5,806,591
       *   eLoyalty Corp.                                                                            16,208               145,710

       *   EMCORE Corp.                                                                             118,731               729,008
       *   EMS Technologies, Inc.                                                                   366,601             6,217,553
       *   En Pointe Technologies, Inc.                                                              38,900               113,199
       *   ePlus, Inc.                                                                              245,837             3,559,720
       *   ePresence, Inc. Escrow Shares                                                            312,600                40,638
       *   ESS Technology, Inc.                                                                     334,543             1,020,356
       *   Evans & Sutherland Computer Corp.                                                        181,900               953,156
       *   Exar Corp.                                                                             1,454,822            17,981,600
       *   FalconStor Software, Inc.                                                                 46,900               355,971
       *   Forgent Networks, Inc.                                                                   356,664               624,162
           Frequency Electronics, Inc.                                                               96,465               983,943
       *   FSI International, Inc.                                                                  814,211             3,330,123
     * #   Gateway, Inc.                                                                          1,088,500             3,309,040
     * #   Genesis Microchip, Inc.                                                                  382,735             8,573,264
       *   Gerber Scientific, Inc.                                                                  691,500             6,596,910
       *   Giga-Tronics, Inc.                                                                        28,400                71,000
       *   Glenayre Technologies, Inc.                                                              981,800             3,082,852
       *   Globecomm Systems, Inc.                                                                  152,100               988,650
       *   Globix Corp.                                                                             239,400               416,556
     * #   Glowpoint, Inc.                                                                          152,601               164,809
       *   GSE Systems, Inc.                                                                         82,593                99,112
       *   GTSI Corp.                                                                               302,930             2,511,290
       *   Halifax Corp.                                                                             23,600                75,520
       *   HEI, Inc.                                                                                    800                 3,280
       *   HI/FN, Inc.                                                                              223,413             1,264,518
       *   HomeStore, Inc.                                                                           48,200               212,562
       *   Hutchinson Technology, Inc.                                                              182,028             5,204,181
       *   Hypercom Corp.                                                                         1,526,200             9,462,440
     * #   Ibis Technology Corp.                                                                     62,040                98,023
       *   Identix, Inc.                                                                            134,448               660,140
       *   iGATE Capital Corp.                                                                      563,210             2,281,001
       *   I-many, Inc.                                                                             391,100               539,718
           Imation Corp.                                                                            685,700            30,143,372
       *   InFocus Corp.                                                                          1,324,988             4,955,455
           Inforte Corp.                                                                            373,403             1,452,538
       *   Innovex, Inc.                                                                            378,723             1,564,126
       *   InsWeb Corp.                                                                              22,766                76,038
       *   Integrated Device Technology, Inc.                                                       368,071             4,409,491
       *   Integrated Silicon Solution, Inc.                                                        995,939             6,981,532
       *   Intelligent Systems Corp.                                                                 51,575               121,201
       *   Intelligroup, Inc.                                                                        70,900               129,747
       *   Interland, Inc.                                                                          505,439             2,031,865
     * #   Internet Commerce Corp.                                                                   49,200               149,765
       *   Interwoven, Inc.                                                                         637,390             6,048,831
       *   Intest Corp.                                                                               2,300                 8,004
       *   IntriCon Corp.                                                                            75,300               316,260
     * #   Intrusion, Inc.                                                                           23,200                62,408
       *   Iomega Corp.                                                                           1,677,700             4,345,243
     * #   IPIX Corp.                                                                                 7,400                16,428
       *   iVillage, Inc.                                                                            12,901               105,788
       *   Jaco Electronics, Inc.                                                                   104,269               345,130
       *   JDA Software Group, Inc.                                                                 980,378            14,705,670
       *   Keane, Inc.                                                                              415,900             4,350,314
       *   Kemet Corp.                                                                            2,990,584            23,924,672
       *   Key Tronic Corp.                                                                         153,300               507,423

       *   Keynote Systems, Inc.                                                                    283,700             3,759,025
       *   Lantronix, Inc.                                                                          137,900               217,882
       *   Lattice Semiconductor Corp.                                                            1,299,726             6,355,660
       *   LeCroy Corp.                                                                              38,434               627,243
     * #   Level 8 Systems, Inc.                                                                      5,866                   158
           Liberate Technologies, Inc.                                                              314,500                60,541
       *   Lightbridge, Inc.                                                                        623,932             6,158,209
     * #   LightPath Technologies, Inc.                                                              30,800                63,140
       *   Logic Devices, Inc.                                                                       91,300                93,126
       *   LogicVision, Inc.                                                                        155,000               181,738
       *   LTX Corp.                                                                                  1,700                 7,548
       *   Management Network Group, Inc.                                                           244,515               577,055
       *   Manugistic Group, Inc.                                                                   636,922             1,222,890
       *   Mapinfo Corp.                                                                             39,146               562,528
       *   Mastec, Inc.                                                                             809,400             7,988,778
       *   Maxtor Corp.                                                                             281,400             1,142,484
       *   McDATA Corp. Class A                                                                   1,736,714             6,321,639
       *   McDATA Corp. Class B                                                                     279,600               973,008
     * #   MDI, Inc.                                                                                184,500               136,530
       *   MedQuist, Inc.                                                                           463,973             5,020,188
       *   Merix Corp.                                                                              418,481             2,791,268
       *   MetaSolv, Inc.                                                                           577,837             1,646,835
           Methode Electronics, Inc.                                                                104,268             1,089,601
       *   Micro Linear Corp.                                                                       186,500               330,105
       *   Microtune, Inc.                                                                          143,400               701,226
       *   MKS Instruments, Inc.                                                                  1,125,549            21,239,110
       *   MPS Group, Inc.                                                                        3,603,800            45,299,766
       *   MRV Communications, Inc.                                                                 693,200             1,261,624
     * #   MSC.Software Corp.                                                                       935,339            15,526,627
     * #   MTI Technology Corp.                                                                         300                   381
       *   MTM Technologies, Inc.                                                                     6,100                23,302
     * #   Nanometrics, Inc.                                                                        423,264             4,698,230
       *   Neoforma, Inc.                                                                           262,477             2,585,398
       *   NeoMagic Corp.                                                                            22,540                87,230
       *   Net2Phone, Inc.                                                                          777,632             1,500,830
       *   NetIQ Corp.                                                                            1,828,653            21,852,403
       *   NetManage, Inc.                                                                           82,616               439,517
       *   NetRatings, Inc.                                                                         351,165             4,740,728
       *   NetScout Systems, Inc.                                                                   220,352             1,229,564
       *   Network Engines, Inc.                                                                     18,200                22,386
       *   Network Equipment Technologies, Inc.                                                     767,484             3,599,500
       *   Newport Corp.                                                                          1,385,554            19,120,645
       *   NMS Communications Corp.                                                                 190,600               747,152
       *   Nu Horizons Electronics Corp.                                                            569,917             5,693,471
       *   Nuance Communications, Inc.                                                              560,766             3,487,965
       *   NumereX Corp. Class A                                                                     76,600               385,298
     * #   NYFIX, Inc.                                                                              481,227             1,985,061
       *   O.I. Corp.                                                                                51,100               580,496
       *   Omtool, Ltd.                                                                              52,514               377,051
       *   Oplink Communications, Inc.                                                               22,242               302,936
       *   OPNET Technologies, Inc.                                                                  75,960               729,976
       *   OPTi, Inc.                                                                               166,200               274,230
       *   Optical Cable Corp.                                                                       83,464               501,619
       *   Optical Communication Products, Inc.                                                       8,172                19,204
       *   OSI Systems, Inc.                                                                        568,078            10,696,909

       *   Overland Storage, Inc.                                                                   136,153             1,083,778
       *   OYO Geospace Corp.                                                                       139,886             3,811,894
       *   Paxar Corp.                                                                              540,150            10,333,070
       *   PC Connection, Inc.                                                                      583,699             3,712,326
       *   PC-Tel, Inc.                                                                             651,060             5,898,604
       *   Peerless Systems Corp.                                                                   119,100               838,464
       *   Pegasus Solutions, Inc.                                                                  713,641             5,073,988
       *   Pegasystems, Inc.                                                                        187,309             1,369,229
       *   Pemstar, Inc.                                                                            679,871               938,222
       *   Perceptron, Inc.                                                                         271,266             2,004,656
       *   Performance Technologies, Inc.                                                            37,855               341,074
       *   Pericom Semiconductor Corp.                                                              747,955             5,871,447
       *   Pervasive Software, Inc.                                                                 115,856               491,229
       *   Phoenix Technologies, Ltd.                                                               127,496               807,050
       *   Photronics, Inc.                                                                         528,751             8,396,566
       *   Planar Systems, Inc.                                                                     330,219             3,203,124
       *   PLATO Learning, Inc.                                                                     366,683             2,647,451
       *   Plexus Corp.                                                                             458,491             9,857,557
       *   Polycom, Inc.                                                                                700                11,487
       *   PowerCerv Corp.                                                                           18,966                10,431
       *   Powerwave Technologies, Inc.                                                           1,046,361            13,142,294
           Printronix, Inc.                                                                          89,266             1,429,149
       #   Procom Technology, Inc.                                                                    3,200                 2,656
       *   Quantum Corp.                                                                          1,187,800             3,551,522
       *   QuickLogic Corp.                                                                         422,217             1,503,093
       *   Quovadx, Inc.                                                                            494,445             1,369,613
       *   RadiSys Corp.                                                                            149,482             2,735,521
       *   Raindance Communications, Inc.                                                           107,981               215,962
       *   Reliability, Inc.                                                                          3,600                   900
       *   Relm Wireless Corp.                                                                       58,354               361,795
       *   REMEC, Inc.                                                                              494,523               578,592
       *   Reptron Electronics, Inc.                                                                  2,856                   714
           Richardson Electronics, Ltd.                                                              51,084               365,761
       *   Riverstone Networks, Inc.                                                                  9,700                 4,826
       *   Robotic Vision Systems, Inc.                                                              13,800                    62
       *   RSA Security, Inc.                                                                        18,074               234,962
       *   Rudolph Technologies, Inc.                                                               206,928             2,659,025
       *   S1 Corp.                                                                                 129,151               566,973
       *   Safeguard Scientifics, Inc.                                                              993,100             1,946,476
       *   SafeNet, Inc.                                                                            776,226            27,594,834
     * #   SatCon Technology Corp.                                                                   96,100               141,267
       *   SBS Technologies, Inc.                                                                   432,783             4,457,665
       *   SCM Microsystems, Inc.                                                                   347,770               938,979
       *   Seachange International, Inc.                                                             50,349               387,184
       *   SEEC, Inc.                                                                                 2,200                   946
       *   Segue Software, Inc.                                                                      65,782               423,636
       *   Selectica, Inc.                                                                          916,002             2,564,806
       *   Sigmatron International, Inc.                                                             16,600               155,044
       *   Silicon Graphics, Inc.                                                                 1,652,800               718,968
       *   Silicon Storage Technology, Inc.                                                         574,427             3,165,093
       *   SimpleTech, Inc.                                                                         590,835             2,227,448
       *   Sipex Corp.                                                                              494,753               712,444
       *   Skyworks Solutions, Inc.                                                               1,401,935             7,556,430
       *   Somera Communications, Inc.                                                               88,700                69,186
       *   Sonic Foundry, Inc.                                                                       22,400                28,000

       *   SonicWALL, Inc.                                                                        1,729,551            12,850,564
       *   Spectrum Control, Inc.                                                                   171,418             1,093,647
       *   SR Telecom, Inc.                                                                          11,987                 3,836
       *   Standard Microsystems Corp.                                                              324,669             9,707,603
       *   SteelCloud, Inc.                                                                           5,800                10,788
       *   Stellent, Inc.                                                                           817,144             8,522,812
       *   StorageNetworks, Inc. Escrow Shares                                                      362,800                 9,832
       *   Stratos International, Inc.                                                              279,409             1,670,866
       *   SumTotal Systems, Inc.                                                                    16,097                69,861
           Sunrise Telecom, Inc.                                                                    188,500               331,760
       *   Suntron Corp.                                                                             91,075               109,290
       *   Sycamore Networks, Inc.                                                                1,875,151             7,631,865
       *   Sykes Enterprises, Inc.                                                                  579,638             7,999,004
       *   SYNNEX Corp.                                                                              20,700               323,955
       *   Taitron Components, Inc.                                                                   6,400                12,096
       *   Technical Communications Corp.                                                             6,200                21,824
           Technitrol, Inc.                                                                         725,422            12,839,969
       *   TechTeam Global, Inc.                                                                    223,200             2,048,976
       *   Tegal Corp.                                                                               14,400                 8,640
       *   Telular Corp.                                                                             10,450                33,127
       *   Terayon Communication Systems, Inc.                                                      118,800               245,916
       *   TheStreet.com, Inc.                                                                      255,100             1,265,296
       *   Three-Five Systems, Inc.                                                                   5,098                   765
       *   Tier Technologies, Inc. Class B                                                          602,698             5,014,447
       *   TII Network Technologies, Inc.                                                            96,800               321,376
       *   Tollgrade Communications, Inc.                                                           345,780             3,769,002
       *   Transcat, Inc.                                                                            59,100               302,592
           Trans-Lux Corp.                                                                            2,746                16,064
     * #   Transmeta Corp.                                                                            9,791                11,945
       *   Triquint Semiconductor, Inc.                                                           1,445,142             6,503,139
       *   TTM Technologies, Inc.                                                                   114,858             1,049,802
       *   Tumbleweed Communications Corp.                                                           36,600               106,506
       *   Tut Systems, Inc.                                                                         20,889                63,920
     * #   Verilink Corp.                                                                           118,178                98,182
       *   Verity, Inc.                                                                             795,069            10,479,009
       *   Verso Technologies, Inc.                                                                     949                 1,177
       *   Vicon Industries, Inc.                                                                    70,400               218,240
     * #   Viewpoint Corp.                                                                            1,400                 1,596
       *   Vignette Corp.                                                                           329,417             5,833,975
       *   Visual Networks, Inc.                                                                     26,500                37,365
     * #   Vitech America, Inc.                                                                         700                     1
       *   Vitesse Semiconductor, Inc.                                                               10,800                22,788
     * #   Vyyo, Inc.                                                                                81,414               454,290
       *   WatchGuard Technologies, Inc.                                                          1,111,096             3,955,502
       *   Webb Interactive Services, Inc.                                                            1,300                   111
       *   webMethods, Inc.                                                                           5,600                45,248
       *   White Electronics Designs Corp.                                                          286,821             1,448,446
           Wireless Telecom Group, Inc.                                                              48,600               113,724
           Woodhead Industries, Inc.                                                                148,841             1,931,956
       *   Zhone Technologies, Inc.                                                                 441,678               976,108
       *   Zomax, Inc.                                                                            1,025,246             2,255,541
       *   Zones, Inc.                                                                              170,200               871,424
       *   Zoran Corp.                                                                            1,295,316            21,916,747
       *   Zygo Corp.                                                                               444,112             6,257,538
                                                                                                              -------------------
Total Information Technology                                                                                        1,032,730,502
                                                                                                              -------------------

Materials -- (9.7%)
       *   AK Steel Holding Corp.                                                                 1,505,016            12,476,583
       *   American Pacific Corp.                                                                   102,800               432,788
           Arch Chemicals, Inc.                                                                     385,537            10,968,528
           Atlantis Plastics, Inc.                                                                   46,500               405,945
       *   Badger Paper Mills, Inc.                                                                  10,300                   824
           Bairnco Corp.                                                                            113,000             1,100,620
       *   Brush Engineered Materials, Inc.                                                         578,400             9,190,776
       *   Buckeye Technologies, Inc.                                                             1,305,077             9,944,687
           Calgon Carbon Corp.                                                                    1,011,400             5,825,664
       *   Caraustar Industries, Inc.                                                               935,728             9,226,278
           Carpenter Technology Corp.                                                               797,762            52,293,299
       *   Castle (A.M.) & Co.                                                                      204,030             4,213,220
       *   Century Aluminum Co.                                                                       8,689               200,890
       *   Chaparral Steel Co.                                                                      785,757            19,643,925
           Chemtura Corp.                                                                             9,459               113,981
           Chesapeake Corp.                                                                         683,906            12,036,746
       *   Coeur d'Alene Mines Corp.                                                                204,024               879,343
           Commercial Metals Co.                                                                    821,232            28,825,243
       *   Continental Materials Corp.                                                                6,500               199,875
           CPAC, Inc.                                                                                81,559               339,285
       *   Detrex Corp.                                                                              12,700                53,658
       *   Devcon International Corp.                                                                51,500               552,080
       *   Environmental Technologies Corp.                                                          35,800                    16
           Ferro Corp.                                                                               81,100             1,532,790
           Friedman Industries, Inc.                                                                    940                 5,584
           Fuller (H.B.) Co.                                                                        679,000            21,035,420
           Gibraltar Industries, Inc.                                                               612,182            13,461,882
           Glatfelter (P.H.) Co.                                                                  1,487,100            21,443,982
       *   Graphic Packaging Corp.                                                                  415,600             1,130,432
       *   ICO, Inc.                                                                                260,200               673,918
       *   Impreso, Inc.                                                                              6,400                 6,912
       *   Kaiser Aluminum Corp.                                                                        665                    25
       *   Keystone Consolidated Industries, Inc.                                                    18,342                   477
       *   Lesco, Inc.                                                                              188,647             2,990,055
           Longview Fibre Co.                                                                     1,748,440            37,171,834
       *   Material Sciences Corp.                                                                  402,267             5,836,894
       *   Maxxam, Inc.                                                                             103,900             3,428,700
       *   Metals USA, Inc.                                                                         344,205             7,572,510
           Minerals Technologies, Inc.                                                              491,100            27,806,082
           Myers Industries, Inc.                                                                   992,071            13,879,073
       *   NewMarket Corp.                                                                          519,502            11,387,484
           Niagara Corp.                                                                            130,300             2,029,423
           NN, Inc.                                                                                  91,057               905,107
       *   Northwest Pipe Co.                                                                        90,700             2,227,592
     * #   Olympic Steel, Inc.                                                                      299,800             6,355,760
       *   OM Group, Inc.                                                                           917,800            14,482,884
       *   OMNOVA Solutions, Inc.                                                                   165,479               777,751
       *   Oregon Steel Mills, Inc.                                                                 546,000            14,933,100
           Penford Corp.                                                                             81,475             1,083,618
       *   PolyOne Corp.                                                                            589,806             3,403,181
           Pope & Talbot, Inc.                                                                      477,700             3,816,823
           Potlatch Corp.                                                                           506,099            24,464,826
           Quaker Chemical Corp.                                                                    264,450             4,741,589

       #   Reliance Steel & Aluminum Co.                                                          1,021,298            65,883,934
           Roanoke Electric Steel Corp.                                                             138,800             3,232,652
           Rock of Ages Corp.                                                                        87,600               367,920
           Rock-Tenn Co. Class A                                                                  1,168,523            15,541,356
           Rotonics Manufacturing, Inc.                                                               2,200                 6,226
       *   RTI International Metals, Inc.                                                           348,350            12,993,455
       #   Ryerson Tull, Inc.                                                                       846,239            19,116,539
           Schnitzer Steel Industries, Inc. Class A                                                 336,274            11,598,090
           Schulman (A.), Inc.                                                                    1,037,091            21,664,831
           Schweitzer-Maudoit International, Inc.                                                   357,000             8,500,170
           Sensient Technologies Corp.                                                              739,900            13,443,983
       *   Southwall Technologies, Inc.                                                             122,900                79,885
           Spartech Corp.                                                                           782,000            16,586,220
           Steel Dynamics, Inc.                                                                     806,248            27,912,306
           Steel Technologies, Inc.                                                                 437,888            11,599,653
           Stepan Co.                                                                               128,400             3,316,572
       *   Stillwater Mining Co.                                                                  1,663,880            17,786,877
           Summa Industries, Inc.                                                                    41,200               328,364
       *   Synalloy Corp.                                                                            87,050               884,863
     * #   Terra Industries, Inc.                                                                 2,984,600            17,937,446
           Texas Industries, Inc.                                                                   785,757            39,193,559
       *   U.S. Concrete, Inc.                                                                      737,320             6,060,770
       *   Universal Stainless & Alloy Products, Inc.                                               121,500             1,721,169
           Vulcan International Corp.                                                                11,100               592,463
           Wausau-Mosinee Paper Corp.                                                             1,458,599            17,240,640
       *   Webco Industries, Inc.                                                                     9,290               652,623
           Wellman, Inc.                                                                            851,400             6,589,836
       *   WHX Corp.                                                                                  1,413                    21
       *   Williams Industries, Inc.                                                                  3,400                 5,780
           Worthington Industries, Inc.                                                               7,100               144,059
                                                                                                              -------------------
Total Materials                                                                                                       768,492,224
                                                                                                              -------------------
Energy -- (7.4%)
           Adams Resources & Energy, Inc.                                                             8,475               188,145
       *   Bolt Technology Corp.                                                                     12,000                99,360
     * #   BPZ Energy, Inc.                                                                           4,188                16,752
       *   Callon Petroleum Co.                                                                     645,200            11,420,040
           Castle Energy Corp.                                                                      214,910             3,982,282
       *   Cimarex Energy Co.                                                                       917,285            35,691,559
       *   Giant Industries, Inc.                                                                   389,600            20,902,040
       *   Gulfmark Offshore, Inc.                                                                  428,161            14,292,014
       *   Hanover Compressor Co.                                                                 3,024,524            40,891,564
       *   Harvest Natural Resources, Inc.                                                          135,000             1,239,300
     * #   Horizon Offshore, Inc.                                                                   657,752               295,988
       *   Houston Exploration Co.                                                                  638,242            34,886,308
     * #   Input/Output, Inc.                                                                       708,600             5,271,984
           Maritrans, Inc.                                                                           93,926             2,713,522
     * #   Matrix Service Co.                                                                         2,558                23,815
       *   Meridian Resource Corp.                                                                1,317,800             5,429,336
       *   Mitcham Industries, Inc.                                                                  54,761               804,439
       *   Newpark Resources, Inc.                                                                   13,760               100,861
       *   Offshore Logistics, Inc.                                                                 808,100            24,768,265
           Overseas Shipholding Group, Inc.                                                          15,075               768,222
       *   Parker Drilling Co.                                                                    2,041,199            19,452,626
       *   Petrocorp, Inc. Escrow Shares                                                            102,600                 6,156

       *    Petrohawk Energy Corp.                                                                   73,638               980,122
            Resource America, Inc.                                                                  191,537             3,206,329
       *    SEACOR Holdings, Inc.                                                                   774,633            52,171,533
       *    Spinnaker Exploration Co.                                                             1,180,366            77,042,489
       *    Stone Energy Corp.                                                                      942,611            41,851,928
       *    Swift Energy Corp.                                                                      681,405            31,474,097
       *    T-3 Energy Services, Inc.                                                                   880                 9,170
            Tesoro Petroleum Corp.                                                                  716,747            39,471,257
       *    Torch Offshore, Inc.                                                                     10,004                   800
       *    TransMontaigne, Inc.                                                                  1,397,224             8,718,678
       *    U.S. Energy Corp. Wyoming                                                                25,300               108,284
       *    Universal Compression Holdings, Inc.                                                  1,106,884            44,695,976
            USEC, Inc.                                                                            2,955,202            32,507,222
       *    Veritas DGC, Inc.                                                                       759,000            24,819,300
       *    Whiting Petroleum Corp.                                                                   9,300               385,485
                                                                                                              -------------------
Total Energy                                                                                                          580,687,248
                                                                                                              -------------------
Health Care -- (4.8%)
       *    Accelrys, Inc.                                                                          796,559             6,452,128
       *    Air Methods Corp.                                                                       290,629             4,373,966
       *    Albany Molecular Research, Inc.                                                         713,609             8,734,574
       *    Allied Healthcare International, Inc.                                                   421,218             2,527,308
       *    Allied Healthcare Products, Inc.                                                        122,400               673,200
       *    Almost Family, Inc.                                                                       3,426                52,247
            Alpharma, Inc. Class A                                                                1,425,400            37,659,068
            American Shared Hospital Services                                                        30,500               198,250
            Analogic Corp.                                                                          192,239             9,219,782
       *    Angeion Corp.                                                                               315                   816
       *    Aradigm Corp.                                                                             3,301                 3,103
       *    Arena Pharmaceuticals, Inc.                                                             743,572             8,015,706
            Argonaut Technologies, Inc.                                                               5,149                 1,367
       *    Arqule, Inc.                                                                            557,885             3,866,143
            Atrion Corp.                                                                             31,004             2,038,513
       *    ATS Medical, Inc.                                                                        71,560               214,680
       *    Avigen, Inc.                                                                            656,574             1,969,722
       *    Beverly Enterprises, Inc.                                                             1,254,800            14,957,216
       *    Bioanalytical Systems, Inc.                                                              16,900                89,063
       *    BioScrip, Inc.                                                                          792,044             7,065,032
       *    Bioveris Corp.                                                                           35,600               169,456
       *    Bruker BioSciences Corp.                                                                179,893               894,068
       *    Caliper Life Sciences, Inc.                                                             847,075             6,115,882
            Cambrex Corp.                                                                           905,483            16,343,968
       *    Capital Senior Living Corp.                                                             782,299             7,901,220
       *    Caprius, Inc.                                                                                72                   104
       *    Cardiac Science Corp.                                                                     8,564                80,330
     * #    Cardiotech International, Inc.                                                           40,991               111,905
       *    CareCentric, Inc.                                                                        29,400                35,280
     * #    Cell Genesys, Inc.                                                                       81,850               476,367
            Clinical Data, Inc.                                                                       5,883               126,426
       *    Compex Technologies, Inc.                                                               309,187             2,093,196
       *    Conmed Corp.                                                                            607,245            13,717,665
       *    Corautus Genetics, Inc.                                                                     642                 2,722
       *    Criticare Systems, Inc.                                                                  89,600               421,120
       *    Cross Country Healthcare, Inc.                                                          722,876            13,358,748
       *    CuraGen Corp.                                                                         1,252,836             5,161,684

       *    Curative Health Services, Inc.                                                          447,518               290,887
       *    Curis, Inc.                                                                                  20                    78
     * #    CytRx Corp.                                                                               2,800                 2,632
            Datascope Corp.                                                                           5,800               203,580
       *    Del Global Technologies Corp.                                                            68,417               230,907
     * #    Dendreon Corp.                                                                            4,200                24,822
       *    Discovery Partners International, Inc.                                                  704,696             1,656,036
       *    Dyax Corp.                                                                              213,596               937,686
       *    Emisphere Technologies, Inc.                                                            143,027               670,797
       *    Encore Medical Corp.                                                                    491,386             2,594,518
       *    Endologix, Inc.                                                                         102,700               630,578
       *    Enzon Pharmaceuticals, Inc.                                                              53,000               359,870
       *    Fischer Imaging Corp.                                                                     1,100                   160
       *    Five Star Quality Care, Inc.                                                            382,875             2,779,673
       *    Gene Logic, Inc.                                                                      1,061,148             3,820,133
       *    Genesis HealthCare Corp.                                                                535,538            22,519,373
       *    Greatbatch, Inc.                                                                        126,000             3,651,480
       *    GTC Biotherapeutics, Inc.                                                               373,369               672,064
       *    Hanger Orthopedic Group, Inc.                                                           721,400             4,566,462
       *    Harvard Bioscience, Inc.                                                                492,615             1,896,568
       *    HealthTronics Surgical Services, Inc.                                                   391,128             2,870,880
       *    HMS Holdings Corp.                                                                      320,134             2,417,012
            Hooper Holmes, Inc.                                                                   2,056,600             6,005,272
       *    ImmunoGen, Inc.                                                                         287,567             1,590,246
       *    Incyte Corp.                                                                            326,478             1,815,218
       *    Innovative Clinical Solutions, Ltd.                                                       4,226                    15
     * #    Insmed, Inc.                                                                             36,825                47,136
       *    IntegraMed America, Inc.                                                                 73,720               805,022
       *    Iridex Corp.                                                                             83,000               598,422
            Kewaunee Scientific Corp.                                                                30,600               282,132
     * #    Kindred Healthcare, Inc.                                                              1,130,181            31,283,410
     * #    Lipid Sciences, Inc.                                                                     85,502               235,131
       *    Maxim Pharmaceuticals, Inc.                                                             177,966               218,898
       *    Maxygen, Inc.                                                                           251,629             1,857,022
       *    MedCath Corp.                                                                           313,805             6,100,369
       *    Medical Staffing Network Holdings, Inc.                                                 406,100             2,241,672
       *    MEDTOX Scientific, Inc.                                                                   2,400                18,024
       *    MGI Pharma, Inc.                                                                            750                14,805
       *    Microtek Medical Holdings, Inc.                                                         840,979             3,120,032
       *    Molecular Devices Corp.                                                                 127,168             3,414,461
       *    Monogram Biosciences, Inc.                                                              773,115             1,383,876
     * #    Nanogen, Inc.                                                                           389,956             1,099,676
            National Home Health Care Corp.                                                          52,733               520,475
            National Research Corp.                                                                  40,248               664,092
       *    Neose Technologies, Inc.                                                                 19,526                34,171
       *    Neurogen Corp.                                                                          141,203             1,050,550
       *    New Brunswick Scientific Co., Inc.                                                      101,693               658,971
       *    North American Scientific, Inc.                                                         135,561               317,213
            NWH, Inc.                                                                                55,200               736,092
     * #    OCA, Inc.                                                                             1,663,800               648,882
     * #    Occulogix, Inc.                                                                          57,000               437,190
       *    Orthologic Corp.                                                                        372,115             1,544,277
     * #    Oscient Pharmaceutical Corp.                                                             38,118                74,330
       *    Osteotech, Inc.                                                                         244,569               880,448
       *    PDI, Inc.                                                                                36,474               456,654

       *    Pediatric Services of America, Inc.                                                     246,000             3,990,120
       *    Pharmacopia Drug Discovery, Inc.                                                        148,245               468,454
       *    PRAECIS Pharmaceuticals, Inc.                                                           117,448               461,571
       *    Radiologix, Inc.                                                                        251,892               780,865
       *    Res-Care, Inc.                                                                          524,177             9,073,504
       *    Rita Medical Systems, Inc.                                                               31,234               128,372
       *    Rochester Medical Corp.                                                                   3,878                36,802
       *    Rural/Metro Corp.                                                                       132,500             1,172,625
       *    Sangamo BioSciences, Inc.                                                                 7,600                30,020
     * #    Sequenom, Inc.                                                                          644,051               573,205
       *    Serologicals Corp.                                                                       38,216               767,377
       *    Sonic Innovations, Inc.                                                                 199,966               729,876
            Span-American Medical System, Inc.                                                       23,600               244,260
       *    SRI/Surgical Express, Inc.                                                               85,300               518,198
       *    Strategic Diagnostics, Inc.                                                               9,450                31,185
       *    SunLink Health Systems, Inc.                                                             64,300               655,217
     * #    Sunrise Senior Living, Inc.                                                           1,261,900            42,147,460
       *    Synovis Life Technologies, Inc.                                                         144,898             1,179,470
       *    Theragenics Corp.                                                                     1,043,400             3,171,936
       *    Third Wave Technologies, Inc.                                                            18,676                51,172
       *    Titan Pharmaceuticals, Inc.                                                             299,798               452,695
     * #    Trestle Holdings, Inc.                                                                    4,640                   905
       *    Tripos, Inc.                                                                              8,500                25,925
       *    United American Healthcare Corp.                                                         17,750                50,410
       *    Urologix, Inc.                                                                           46,100               200,074
       *    Viasys Healthcare, Inc.                                                                  69,000             1,883,700
       *    Vical, Inc.                                                                             471,918             2,430,378
       *    Zoll Medical Corp.                                                                      241,431             6,279,620
                                                                                                              -------------------
Total Health Care                                                                                                     375,607,801
                                                                                                              -------------------
Consumer Staples -- (4.0%)
          Alliance One International, Inc.                                                        2,818,707             8,625,243
       #    American Italian Pasta Co.                                                              588,900             3,645,291
       #    Cal-Maine Foods, Inc.                                                                   215,583             1,349,550
       *    Carrington Laboratories, Inc.                                                           120,100               522,435
            Casey's General Stores, Inc.                                                            556,552            12,811,827
       *    Central Garden & Pet Co.                                                                 17,762               781,883
            Chiquita Brands International, Inc.                                                   1,362,073            28,331,118
            Corn Products International, Inc.                                                       616,100            13,708,225
       *    Cruzan International, Inc.                                                               84,720             2,384,021
       *    Foodarama Supermarkets, Inc.                                                             12,800               483,200
       *    Fresh Brands, Inc.                                                                        2,900                17,661
            Golden Enterprises, Inc.                                                                 17,000                57,800
     * #    Great Atlantic & Pacific Tea Co., Inc.                                                  746,100            22,502,376
       *    Griffin Land & Nurseries, Inc. Class A                                                   24,600               612,540
       *    Hain Celestial Group, Inc.                                                            1,005,622            22,455,539
            Imperial Sugar Co. (New)                                                                239,752             3,310,975
     * #    Imperial Sugar Co. (Old)                                                                282,800                     0
            Ingles Market, Inc. Class A                                                             372,222             6,268,218
       *    Katy Industries, Inc.                                                                   131,100               283,176
            Longs Drug Stores Corp.                                                               1,142,300            48,696,249
       *    M&F Worldwide Corp.                                                                     573,876             9,755,892
       #    Marsh Supermarkets, Inc. Class A                                                         36,400               399,308
            Marsh Supermarkets, Inc. Class B                                                         58,500               626,535
            MGP Ingredients, Inc.                                                                   317,336             3,576,377

       *    Monterey Pasta Co.                                                                      465,100             2,004,581
            Nash Finch Co.                                                                          368,743             9,908,124
       *    Natrol, Inc.                                                                            122,500               245,000
       *    Natural Alternatives International, Inc.                                                 80,300               464,134
            Oil-Dri Corp. of America                                                                 46,900               843,731
       *    Omega Protein Corp.                                                                     692,900             4,178,187
       *    Pathmark Stores, Inc.                                                                   649,690             6,990,664
     * #    Performance Food Group Co.                                                              912,530            25,915,852
       *    PriceSmart, Inc.                                                                        410,143             3,400,085
            Pyramid Breweries, Inc.                                                                 110,100               257,634
     * #    Redhook Ale Brewery, Inc.                                                               126,500               394,933
            Ruddick Corp.                                                                             1,900                38,399
       *    San Filippo (John B.) & Son, Inc.                                                       153,710             2,107,364
       *    Scheid Vineyards, Inc.                                                                   33,600               230,160
       *    Schiff Nutrition International, Inc.                                                    164,000               898,720
       *    Scope Industries                                                                          8,100               564,975
            Seaboard Corp.                                                                           17,623            30,311,560
       *    Seneca Foods Corp. Class B                                                               10,400               189,800
       *    Smart & Final Food, Inc.                                                                321,400             4,338,900
       *    Spartan Stores, Inc.                                                                     22,695               227,177
            Stephan Co.                                                                              50,700               159,198
       *    Suncoast Nutriceuticals, Inc.                                                               208                     6
            Tasty Baking Co.                                                                        237,500             1,852,500
            The Topps Co., Inc.                                                                       6,168                48,974
            Universal Corp.                                                                         605,228            24,439,107
            Weis Markets, Inc.                                                                       27,900             1,174,590
     * #    Winn-Dixie Stores, Inc.                                                               1,578,500               958,939
                                                                                                              -------------------
Total Consumer Staples                                                                                                313,348,733
                                                                                                              -------------------
Telecommunication Services -- (1.0%)
       *    @Road, Inc.                                                                               2,500                12,400
       #    Alaska Communications Systems Group, Inc.                                               114,200             1,143,142
       *    Boston Communications Group, Inc.                                                       311,411               339,438
     * #    Broadwing Corp.                                                                         184,965             1,242,965
       *    Cincinnati Bell, Inc.                                                                   122,000               475,800
       *    Cogent Communications Group, Inc.                                                           257                 1,393
            CT Communications, Inc.                                                                 432,476             5,328,104
            D&E Communications, Inc.                                                                291,535             2,638,392
       *    GoAmerica, Inc.                                                                             559                 2,432
            Hector Communications Corp.                                                              10,500               298,200
       *    IDT Corp.                                                                               694,522             8,368,990
       *    IDT Corp. Class B                                                                     1,930,200            23,548,440
       *    LCC International, Inc. Class A                                                         398,939             1,196,817
     * #    Metro One Telecommunications, Inc.                                                      384,319               176,787
       *    Price Communications Corp.                                                            1,134,001            17,202,795
       *    SunCom Wireless Holdings, Inc.                                                        1,063,100             2,710,905
            SureWest Communications                                                                 216,920             6,138,836
       *    TALK America Holdings, Inc.                                                             426,705             4,096,368
       *    Teleglobe International Holdings, Ltd.                                                  122,009               533,179
       *    Time Warner Telecom, Inc.                                                               337,936             3,176,598
       *    Xeta Corp.                                                                               30,000                64,500
                                                                                                              -------------------
Total Telecommunication Services                                                                                       78,696,481
                                                                                                              -------------------
Utilities -- (0.4%)
          Black Hills Corp.                                                                               3                   110

            Connecticut Water Services, Inc.                                                          1,200                30,276
            Delta Natural Gas Co., Inc.                                                              26,900               687,295
       *    Dynegy, Inc.                                                                             64,800               310,392
            Empire District Electric Co.                                                             12,300               249,813
            Energy West, Inc.                                                                         2,700                25,650
            Florida Public Utilities Co.                                                              3,400                48,110
            Maine & Maritimes Corp.                                                                     400                 6,840
            New Jersey Resources Corp.                                                               36,500             1,551,615
            South Jersey Industries, Inc.                                                           909,782            26,156,233
            Southwest Gas Corp.                                                                       1,700                45,084
            Unitil Corp.                                                                                800                20,304
                                                                                                              -------------------
Total Utilities                                                                                                        29,131,722
                                                                                                              -------------------
Other -- (0.0%)
       *    Big 4 Ranch, Inc.                                                                        73,300                     0
       *    Noel Group, Inc.                                                                         95,400                   477
                                                                                                              -------------------
Total Other                                                                                                                   477
                                                                                                              -------------------
TOTAL COMMON STOCKS                                                                                                 7,442,276,486
                                                                                                              -------------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *    American Banknote Corp. Warrants Series 1 10/01/07                                          257                     0
       *    American Banknote Corp. Warrants Series 2 10/01/07                                          257                     0
     * #    Angeion Corp. Warrants 10/31/20                                                             315                     0
       *    CSF Holding, Inc. Litigation Rights                                                      40,500                     0
       *    Del Global Technologies Corp. Warrants 03/28/08                                          19,927                34,872
       *    Imperial Credit Industries, Inc. Warrants 01/31/08                                        4,082                     1
       *    Lynch Corp. Rights 12/12/05                                                               6,200                 1,550
       *    Trump Entertainment Resorts, Inc. Warrants 05/23/06                                      29,395               104,352
                                                                                                              -------------------
Total Other                                                                                                               140,775
                                                                                                              -------------------
TOTAL RIGHTS/WARRANTS                                                                                                     140,775
                                                                                                              -------------------

                                                                                               FACE
                                                                                              AMOUNT
                                                                                        -------------------
                                                                                              (000)
BONDS  -- (0.0%)

       *    Del Global Technologies Corp. Subordinated Promissory Note
       *    6.000%, 03/28/07                                                            $                40                     0
                                                                                                              -------------------
TEMPORARY CASH INVESTMENTS -- (5.6%)
       ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $352,090,000 U.S. Treasury Note 4.50%, 11/15/10,
              valued at $354,260,519) to be repurchased at $347,350,203                             347,312           347,312,095
            Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $99,037,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $97,056,260) to be repurchased at $95,631,306                                          95,621            95,621,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                     442,933,095
                                                                                                              -------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $6,437,807,814)                                                                                         $    7,885,350,356
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                              SHARES                VALUE+
                                                                                        -------------------   -------------------
COMMON STOCKS -- (92.1%)
Information Technology -- (19.6%)
       *   24/7 Real Media, Inc.                                                                      3,080   $            22,792
       *   3Com Corp.                                                                                57,994               209,938
     * #   8X8, Inc.                                                                                 19,200                30,720
       *   Acacia Research-Acacia Technologies                                                       20,260               141,820
     * #   Access Integrated Technologies, Inc.                                                      32,000               260,160
     * #   ACE*COMM Corp.                                                                             7,300                18,177
       *   Actel Corp.                                                                               68,935             1,003,694
       *   ActivCard Corp.                                                                          110,143               411,935
       *   Actuate Corp.                                                                            166,600               549,780
       *   Adaptec, Inc.                                                                            281,400             1,398,558
       *   ADDvantage Technologies Group, Inc.                                                        4,100                17,138
       *   ADE Corp.                                                                                 15,000               354,000
       *   Adept Technology, Inc.                                                                     1,400                16,072
       *   Advanced Digital Information Corp.                                                       165,500             1,737,750
       *   Advanced Energy Industries, Inc.                                                          85,364             1,140,463
     * #   Advanced Photonix, Inc.                                                                    9,000                22,860
       *   Advanced Power Technology, Inc.                                                           25,895               348,806
       *   Advent Software, Inc.                                                                     85,185             2,439,698
       *   Aehr Test Systems                                                                          6,900                24,495
       *   Aeroflex, Inc.                                                                           202,550             2,221,974
       *   Aetrium, Inc.                                                                             25,235                87,818
       *   Agile Software Corp.                                                                     145,571               903,996
           Agilysys, Inc.                                                                            82,488             1,571,396
       *   Airspan Networks, Inc.                                                                   106,800               627,984
           Allen Organ Co. Class B                                                                      800                49,700
       *   Alliance Semiconductor Corp.                                                              93,700               273,604
       *   Allied Motion Technologies, Inc.                                                           2,800                10,780
       *   Altiris, Inc.                                                                             71,000             1,172,210
           American Software, Inc. Class A                                                           55,605               311,944
       *   American Technical Ceramics Corp.                                                          7,900                72,601
       *   AMIS Holdings, Inc.                                                                       14,300               142,571
       *   Amistar Corp.                                                                              1,600                 4,568
     * #   Amkor Technology, Inc.                                                                   479,469             2,972,708
       *   Ampex Corp. Class A                                                                        5,825               131,063
       *   Amtech Systems, Inc.                                                                       2,000                14,520
       *   Anadigics, Inc.                                                                           91,900               482,016
       *   Analex Corp.                                                                              36,800               112,608
       *   Analysts International Corp.                                                              60,586               152,677
       *   Analytical Surveys, Inc.                                                                     730                   971
       *   Anaren, Inc.                                                                              50,700               727,545
           Anixter International, Inc.                                                              101,700             3,726,288
       *   Ansoft Corp.                                                                              31,539             1,094,088
       *   Answerthink, Inc.                                                                        118,133               491,433
       *   Ansys, Inc.                                                                               86,288             3,625,822

     * #   Anteon International Corp.                                                                94,700             4,059,789
       *   APA Enterprises, Inc.                                                                     11,400                13,452
       *   Apogee Technology, Inc.                                                                    5,300                 5,035
       *   Applied Films Corp.                                                                       40,661               814,440
       *   Applied Innovation, Inc.                                                                  33,100               119,491
       *   Applied Micro Circuits Corp.                                                             556,748             1,469,815
       *   Applix, Inc.                                                                              25,700               178,615
       *   aQuantive, Inc.                                                                          174,125             4,682,221
     * #   Ardent Communications, Inc.                                                               12,900                    19
       *   Ariba, Inc.                                                                              174,321             1,504,390
       *   Arris Group, Inc.                                                                        282,000             2,741,040
       *   Art Technology Group, Inc.                                                               117,385               192,511
     * #   Artisoft, Inc.                                                                             2,300                 3,680
       *   ASA International, Ltd.                                                                      640                 1,984
       *   Aspen Technology, Inc.                                                                   110,264               815,954
       *   Astea International, Inc.                                                                  2,800                40,600
           Astro-Med, Inc.                                                                            9,530                94,156
       *   Asyst Technologies, Inc.                                                                 129,500               805,490
       *   Atari, Inc.                                                                              317,461               400,001
       *   Atheros Communications                                                                    29,884               289,576
       *   Atmel Corp.                                                                                3,300                11,055
       *   ATMI, Inc.                                                                               102,233             2,924,886
       *   August Technology Corp.                                                                   43,200               465,264
       *   Authentidate Holding Corp.                                                                90,000               171,900
       *   Autobytel, Inc.                                                                           88,800               463,536
     * #   Avanex Corp.                                                                             332,595               216,187
       *   Avici Systems, Inc.                                                                       35,143               149,006
       *   Avocent Corp.                                                                            107,665             3,158,891
       *   Aware, Inc.                                                                               62,659               373,448
       *   Axcelis Technologies, Inc.                                                               261,600             1,239,984
       *   Axesstel, Inc.                                                                            57,700               114,246
       *   AXS-One, Inc.                                                                             71,400               132,090
       *   AXT, Inc.                                                                                 37,500                64,125
     * #   Bankrate, Inc.                                                                            42,557             1,372,463
       *   BearingPoint, Inc.                                                                        89,300               650,104
           Bel Fuse, Inc. Class A                                                                     2,500                68,700
           Bel Fuse, Inc. Class B                                                                    23,262               779,975
           Belden CDT, Inc.                                                                         124,539             2,909,231
       *   Bell Industries, Inc.                                                                      8,700                23,055
       *   Bell Microproducts, Inc.                                                                  79,631               684,827
       *   Benchmark Electronics, Inc.                                                              112,700             3,454,255
       *   BindView Development Corp.                                                               125,000               495,000
       *   Bitstream, Inc.                                                                            8,200                28,051
           Black Box Corp.                                                                           46,300             2,162,673
       *   Blackboard, Inc.                                                                          57,264             1,771,748
       *   Blonder Tongue Laboratories, Inc.                                                          9,500                18,335
       *   Blue Coat Systems, Inc.                                                                   33,586             1,521,110
           Bogen Communications International, Inc.                                                  12,100                64,130
       *   Bookham, Inc.                                                                             96,828               455,092
       *   Borland Software Corp.                                                                   207,000             1,256,490
       *   Bottomline Technologies, Inc.                                                             66,106               733,777
       *   Brightpoint, Inc.                                                                         76,500             2,152,710
     * #   BroadVision, Inc.                                                                         83,477                58,434
       *   Brocade Communications Systems, Inc.                                                     111,924               489,108
       *   Brooks Automation, Inc.                                                                  201,934             2,596,871

       *   BSQUARE Corp.                                                                                800                 2,000
     * #   Cabot Microelectronics Corp.                                                              66,300             2,050,659
       *   CalAmp Corp.                                                                              61,628               714,885
       *   California Micro Devices Corp.                                                            60,500               554,785
       *   Callidus Software, Inc.                                                                   31,000               128,650
           CAM Commerce Solutions, Inc.                                                               2,900                49,880
       *   Captaris, Inc.                                                                            78,328               320,362
       *   Captiva Software Corp.                                                                    35,280               780,041
       *   Carreker Corp.                                                                            66,659               334,628
       *   Carrier Access Corp.                                                                      86,089               417,532
       *   Catalyst Semiconductor, Inc.                                                              45,940               218,215
       *   Catapult Communications Corp.                                                             39,991               676,248
       *   CCC Information Services Group, Inc.                                                      48,210             1,258,763
       *   C-COR, Inc.                                                                              126,500               717,255
           Celeritek, Inc.                                                                           27,500                 5,225
       *   CellStar Corp.                                                                            28,818                60,518
       *   Centillium Communications, Inc.                                                          109,389               503,189
       *   Centra Software, Inc.                                                                     69,444               126,388
     * #   Cenuco, Inc.                                                                              36,000               109,440
       *   CEVA, Inc.                                                                                44,826               274,335
     * #   CGI Holding Corp.                                                                         22,300                55,304
       *   Checkpoint Systems, Inc.                                                                 102,900             2,464,455
       *   Cherokee International Corp.                                                              25,342                72,732
       *   Chordiant Software, Inc.                                                                 209,825               572,822
       *   Chyron Corp.                                                                              23,000                 9,660
       *   Ciber, Inc.                                                                              169,812             1,044,344
       *   Ciena Corp.                                                                              122,500               366,275
       *   Ciprico, Inc.                                                                              5,400                24,462
       *   Cirrus Logic, Inc.                                                                       234,420             1,772,215
       *   Clarus Corp.                                                                              32,700               279,585
       *   ClearOne Communications, Inc.                                                             11,070                25,572
       *   CMGI, Inc.                                                                               121,600               210,368
       *   CNET Networks, Inc.                                                                      140,924             2,112,451
           Cognex Corp.                                                                             127,600             3,947,944
       *   Cognitronics Corp.                                                                         4,150                12,326
       *   Coherent, Inc.                                                                            80,578             2,545,459
           Cohu, Inc.                                                                                60,098             1,602,814
       *   Comarco, Inc.                                                                             10,100                86,658
     * #   Commerce One, Inc.                                                                        45,000                     0
       *   CommScope, Inc.                                                                          148,400             3,043,684
           Communications Systems, Inc.                                                               8,200                88,560
       *   Competitive Technologies, Inc.                                                             6,000                29,100
       *   Computer Horizons Corp.                                                                   85,018               347,724
       *   Computer Task Group, Inc.                                                                 37,700               151,931
       *   Comtech Telecommunications Corp.                                                          61,400             2,677,040
       *   Concur Technologies, Inc.                                                                 90,203             1,139,264
       *   Concurrent Computer Corp.                                                                147,300               291,654
       *   Conexant Systems, Inc.                                                                   229,633               567,194
     * #   Convera Corp.                                                                            127,874             1,994,834
       *   Corillian Corp.                                                                          116,583               325,267
       *   Cosine Communications, Inc.                                                               22,621                54,856
       *   Covansys Corp.                                                                           101,006             1,484,788
     * #   C-Phone Corp.                                                                              8,900                    76
     * #   Cray, Inc.                                                                               222,248               335,594
       *   Credence Systems Corp.                                                                   269,798             2,188,062

       *   Critical Path, Inc.                                                                        2,200                   726
       *   Crossroads Systems, Inc.                                                                  41,169                35,817
       *   CSG Systems International, Inc.                                                          133,432             3,202,368
       *   CSP, Inc.                                                                                  4,900                34,937
           CTS Corp.                                                                                 96,159             1,156,793
       *   CVD Equipment Corp.                                                                        3,700                11,655
       *   Cyberguard Corp.                                                                          80,285               761,102
       *   Cyberoptics Corp.                                                                         23,811               300,257
       *   Cybersource Corp.                                                                         90,500               679,655
       *   Cymer, Inc.                                                                               96,786             3,699,161
           Daktronics, Inc.                                                                          52,308             1,417,547
       *   Data I/O Corp.                                                                             7,400                18,870
       *   Data Systems & Software, Inc.                                                              7,100                 9,869
       *   Datalink Corp.                                                                            14,900                52,001
           Dataram Corp.                                                                             22,900               129,385
       *   Datastream Systems, Inc.                                                                  19,400               157,140
       *   DataTRAK International, Inc.                                                               7,600                88,084
       *   Datawatch Corp.                                                                            4,032                17,983
       *   Delphax Technologies, Inc.                                                                 6,000                13,200
       *   Digi International, Inc.                                                                  61,026               786,015
       *   Digimarc Corp.                                                                            48,665               296,857
       *   Digital Angel Corp.                                                                      114,900               386,064
       *   Digital Insight Corp.                                                                     93,002             3,080,226
       *   Digital River, Inc.                                                                       93,000             2,410,560
       *   Digital Theater Systems, Inc.                                                             47,149               682,718
       *   Digitas, Inc.                                                                            243,356             3,041,950
       *   Diodes, Inc.                                                                              25,826             1,042,596
       *   Ditech Communications Corp.                                                               86,755               760,841
       *   DocuCorp International, Inc.                                                              29,353               185,511
       *   Document Sciences Corp.                                                                   14,200               100,820
       *   Dot Hill Systems Corp.                                                                   115,260               763,021
       *   DPAC Technologies Corp.                                                                    1,261                    76
       *   DSP Group, Inc.                                                                           77,800             2,022,800
       *   Dycom Industries, Inc.                                                                   127,366             2,602,087
       *   Dynamics Research Corp.                                                                   15,598               248,164
     * #   EarthLink, Inc.                                                                          365,397             4,180,142
       *   EasyLink Services Corp.                                                                    7,769                 5,594
       *   Echelon Corp.                                                                            108,906               898,475
       *   eCollege.com, Inc.                                                                        59,275               983,372
       *   EDGAR Online, Inc.                                                                        65,184               124,501
       *   Edgewater Technology, Inc.                                                                17,869               107,214
       *   EFJ, Inc.                                                                                 66,100               645,136
       *   eFunds Corp.                                                                             124,506             2,563,579
       *   Elecsys Corp.                                                                                200                   690
       *   Electro Scientific Industries, Inc.                                                       77,893             1,959,788
       *   Electroglas, Inc.                                                                         58,800               178,164
       *   Electronics for Imaging, Inc.                                                            148,400             4,144,812
       *   eLoyalty Corp.                                                                            11,800               106,082
       *   Embarcadero Technologies, Inc.                                                            68,550               516,867
       *   EMCORE Corp.                                                                             129,650               796,051
       *   EMS Technologies, Inc.                                                                    30,274               513,447
       *   Emulex Corp.                                                                             202,600             4,037,818
       *   En Pointe Technologies, Inc.                                                               6,400                18,624
     * #   Endwave Corp.                                                                             28,700               279,538
       *   Entegris, Inc.                                                                           360,331             3,639,343

       *   Enterasys Networks, Inc.                                                                  47,262               615,824
       *   Entrust, Inc.                                                                            162,200               811,000
       *   Epicor Software Corp.                                                                    144,055             1,989,400
       *   EPIQ Systems, Inc.                                                                        48,677               925,350
       *   ePlus, Inc.                                                                               21,790               315,519
       *   ePresence, Inc. Escrow Shares                                                             25,100                 3,263
       *   Equinix, Inc.                                                                             65,620             2,619,550
       *   ESS Technology, Inc.                                                                     102,600               312,930
       *   Euronet Worldwide, Inc.                                                                   95,736             2,586,787
       *   Evans & Sutherland Computer Corp.                                                         10,100                52,924
       *   Evolving Systems, Inc.                                                                    12,200                25,864
       *   Exar Corp.                                                                               112,108             1,385,655
       *   Excel Technology, Inc.                                                                    31,572               758,991
       *   Extreme Networks, Inc.                                                                   313,621             1,543,015
       *   Ezenia!, Inc.                                                                                200                   490
           Factset Research Systems, Inc.                                                           116,500             4,510,880
       *   FalconStor Software, Inc.                                                                127,005               963,968
       *   Fargo Electronics                                                                         34,600               661,206
     * #   Faro Technologies, Inc.                                                                   37,160               706,783
       *   FEI Co.                                                                                   87,650             1,749,494
       *   Filenet Corp.                                                                            112,480             3,030,211
       *   Finisar Corp.                                                                            338,456               649,836
       *   Firstwave Technologies, Inc.                                                               2,500                 4,425
       *   Forgent Networks, Inc.                                                                    62,700               109,725
       *   FormFactor, Inc.                                                                         103,956             2,917,005
       *   Forrester Research, Inc.                                                                  59,165             1,102,836
       *   Foundry Networks, Inc.                                                                   233,719             3,246,357
           Frequency Electronics, Inc.                                                                9,400                95,880
       *   FSI International, Inc.                                                                   80,400               328,836
       *   Gartner Group, Inc.                                                                      333,300             4,492,884
       *   Gateway, Inc.                                                                            619,013             1,881,800
       *   Genesis Microchip, Inc.                                                                   91,962             2,059,949
       *   Gerber Scientific, Inc.                                                                   56,200               536,148
           Gevity HR, Inc.                                                                           75,410             2,136,365
       *   Giga-Tronics, Inc.                                                                         4,500                11,250
       *   Glenayre Technologies, Inc.                                                              182,277               572,350
     * #   Global e-Point, Inc.                                                                       2,908                 9,771
       *   Global Imaging Systems, Inc.                                                              62,556             2,278,290
       *   Globecomm Systems, Inc.                                                                   16,000               104,000
       *   Globix Corp.                                                                              20,200                35,148
       *   Glowpoint, Inc.                                                                           56,550                61,074
       *   GoRemote Internet Communications, Inc.                                                    71,700               101,814
       *   GSE Systems, Inc.                                                                          9,426                11,311
       *   GTSI Corp.                                                                                22,820               189,178
       *   Halifax Corp.                                                                              1,000                 3,200
       *   Harmonic, Inc.                                                                           191,346             1,050,490
       *   Hauppauge Digital, Inc.                                                                   10,000                41,100
       *   HEI, Inc.                                                                                 22,150                90,815
       *   HI/FN, Inc.                                                                               34,000               192,440
       *   HomeStore, Inc.                                                                          369,645             1,630,134
       *   Hutchinson Technology, Inc.                                                               65,300             1,866,927
       *   Hypercom Corp.                                                                           144,100               893,420
       *   HyperFeed Technologies, Inc.                                                               1,450                 2,538
       *   I.D. Systems, Inc.                                                                        21,140               420,686
       *   Ibis Technology Corp.                                                                     26,900                42,502

     * #   iCAD, Inc.                                                                                 3,500                 4,550
       *   Identix, Inc.                                                                            245,712             1,206,446
       *   iGATE Capital Corp.                                                                      132,123               535,098
     * #   ImageWare Systems, Inc.                                                                   31,700                61,815
       *   I-many, Inc.                                                                              46,200                63,756
           Imation Corp.                                                                             89,100             3,916,836
       *   Immersion Corp.                                                                           65,500               432,300
       *   Indus International, Inc.                                                                 51,200               153,600
     * #   Infocrossing, Inc.                                                                        50,891               370,995
       *   InFocus Corp.                                                                            102,989               385,179
       *   Informatica Corp.                                                                        238,300             2,678,492
       *   Information Architects Corp.                                                               1,080                    22
           Inforte Corp.                                                                             29,300               113,977
       *   InfoSpace, Inc.                                                                           83,546             2,202,273
           infoUSA, Inc.                                                                            134,005             1,357,471
       *   Innodata Isogen, Inc.                                                                     59,400               180,576
       *   Innovex, Inc.                                                                             50,300               207,739
       *   InPlay Technologies, Inc.                                                                 10,200                30,396
       *   Insightful Corp.                                                                           6,200                18,290
       *   InsWeb Corp.                                                                               1,633                 5,454
           Integral Systems, Inc.                                                                     9,475               205,134
     * #   Integral Vision, Inc.                                                                      2,200                 3,740
       *   Integrated Device Technology, Inc.                                                       375,243             4,495,411
       *   Integrated Silicon Solution, Inc.                                                         98,054               687,359
     * #   Intelli-Check, Inc.                                                                       28,100               112,400
       *   Intelligent Systems Corp.                                                                  4,400                10,340
       *   Intelligroup, Inc.                                                                        30,400                55,632
     * #   Intellisync Corp.                                                                        174,402               885,962
       *   Interactive Intelligence, Inc.                                                            41,741               204,948
       *   Interdigital Communications Corp.                                                        145,400             2,832,392
       *   Intergraph Corp.                                                                          84,700             4,067,294
       *   Interland, Inc.                                                                           43,710               175,714
       *   Interlink Electronics, Inc.                                                               35,900                86,160
       *   International Microcomputer Software, Inc.                                                 5,000                 4,050
       *   Internet Capital Group, Inc.                                                              69,737               578,817
       *   Internet Commerce Corp.                                                                    3,900                11,872
       *   Internet Security Systems, Inc.                                                          127,751             2,920,388
       *   Interphase Corp.                                                                           8,900                38,270
           Inter-Tel, Inc.                                                                           70,800             1,446,444
       *   Intervideo, Inc.                                                                          36,308               371,794
       *   Intervoice, Inc.                                                                          99,618               861,696
       *   Interwoven, Inc.                                                                         108,907             1,033,527
       *   Intest Corp.                                                                              13,300                46,284
       *   Intevac, Inc.                                                                             53,336               655,499
       *   Intrado, Inc.                                                                             47,610             1,075,034
       *   IntriCon Corp.                                                                             8,250                34,650
       *   Intrusion, Inc.                                                                            4,050                10,895
       *   Iomega Corp.                                                                             136,395               353,263
       *   iPass, Inc.                                                                               75,000               508,500
     * #   IPIX Corp.                                                                                 4,350                 9,657
       *   I-Sector Corp.                                                                            10,100                47,167
     * #   Island Pacific, Inc.                                                                      73,700                 5,159
       *   Iteris, Inc.                                                                              23,520                56,448
       *   Itron, Inc.                                                                               63,200             2,954,600
       *   iVillage, Inc.                                                                           196,222             1,609,020

       *   Ixia                                                                                     170,847             2,354,272
       *   IXYS Corp.                                                                                87,724             1,054,442
     * #   j2 Global Communications, Inc.                                                            63,632             3,037,155
       *   Jaco Electronics, Inc.                                                                     5,559                18,402
       *   JDA Software Group, Inc.                                                                  77,512             1,162,680
     * #   JMAR Industries, Inc.                                                                     23,700                24,174
       *   Jupitermedia Corp.                                                                        93,769             1,534,999
       *   Keane, Inc.                                                                              162,564             1,700,419
           Keithley Instruments, Inc.                                                                37,200               598,548
       *   Kemet Corp.                                                                              226,623             1,812,984
       *   Key Tronic Corp.                                                                           8,777                29,052
       *   Keynote Systems, Inc.                                                                     18,000               238,500
       *   Kintera, Inc.                                                                             43,411               127,628
       *   Knova Software, Inc.                                                                         290                   972
       *   Komag, Inc.                                                                               80,909             2,826,960
       *   Kopin Corp.                                                                              191,691             1,311,166
       *   Kronos, Inc.                                                                              80,755             3,822,134
       *   Kulicke & Soffa Industries, Inc.                                                         140,934             1,190,892
           Landauer, Inc.                                                                            22,600             1,105,140
       *   Lantronix, Inc.                                                                           14,600                23,068
       *   LaserCard Corp.                                                                           29,524               312,954
       *   Lattice Semiconductor Corp.                                                              297,251             1,453,557
     * #   Lawson Software, Inc.                                                                    308,008             2,337,781
       *   LeCroy Corp.                                                                              34,313               559,988
     * #   Level 8 Systems, Inc.                                                                      3,729                   101
     * #   Lexar Media, Inc.                                                                        224,997             1,919,224
           Liberate Technologies, Inc.                                                               88,700                17,075
       *   Lightbridge, Inc.                                                                         72,476               715,338
       *   Lightning Rod Software, Inc.                                                                 280                   125
       *   LightPath Technologies, Inc.                                                               1,850                 3,793
       *   Lionbridge Technologies, Inc.                                                            153,446               997,399
       *   Littlefuse, Inc.                                                                          58,600             1,520,084
       *   Logic Devices, Inc.                                                                        6,500                 6,630
       *   LogicVision, Inc.                                                                         52,141                61,135
       *   Logility, Inc.                                                                            13,987                81,125
       *   LoJack Corp.                                                                              47,000             1,324,460
       #   Lowrance Electronics, Inc.                                                                 9,026               205,973
       *   LTX Corp.                                                                                161,900               718,836
       *   Lumera Corp.                                                                               2,800                10,696
       *   Macrovision Corp.                                                                        127,193             1,976,579
       *   Magma Design Automation, Inc.                                                             91,083               769,651
       *   MAI Systems Corp.                                                                              3                    17
       *   Management Network Group, Inc.                                                            66,300               156,468
       *   Manatron, Inc.                                                                             1,102                 7,879
       *   Manhattan Associates, Inc.                                                                76,794             1,644,160
       *   Manugistic Group, Inc.                                                                   184,100               353,472
       *   Mapinfo Corp.                                                                             53,999               775,966
     * #   Marchex, Inc. Class B                                                                     60,456             1,414,670
       *   Mastec, Inc.                                                                             127,850             1,261,880
       *   MatrixOne, Inc.                                                                          129,944               654,918
     * #   Mattson Technology, Inc.                                                                 138,445             1,373,374
           Maximus, Inc.                                                                             55,700             2,027,480
       *   Maxtor Corp.                                                                             662,400             2,689,344
       *   Maxwell Technologies, Inc.                                                                44,879               634,589
       *   McDATA Corp. Class A                                                                     302,144             1,099,804

       *   McDATA Corp. Class B                                                                      23,600                82,128
     * #   MDI, Inc.                                                                                 13,600                10,064
       *   Measurement Specialties, Inc.                                                             12,500               311,000
     * #   Mechanical Technology, Inc.                                                               32,220                92,149
       *   MedQuist, Inc.                                                                            62,700               678,414
       *   Mentor Graphics Corp.                                                                    198,427             1,777,906
       *   Mercury Computer Systems, Inc.                                                            54,700             1,092,906
       *   Merix Corp.                                                                               49,913               332,920
           Mesa Laboratories, Inc.                                                                    3,419                53,678
       *   MetaSolv, Inc.                                                                           108,979               310,590
           Methode Electronics, Inc.                                                                 96,020             1,003,409
       *   Metrologic Instruments, Inc.                                                              58,100             1,135,855
       *   Micrel, Inc.                                                                             228,673             2,762,370
       *   Micro Linear Corp.                                                                        33,216                58,792
       *   Micromuse, Inc.                                                                          182,714             1,353,911
       *   Micros Systems, Inc.                                                                      95,104             4,594,474
       *   Microsemi Corp.                                                                          164,038             4,552,055
       *   MicroStrategy, Inc.                                                                       32,400             2,393,388
       *   Microtune, Inc.                                                                          148,547               726,395
     * #   Midway Games, Inc.                                                                       235,700             5,166,544
     * #   Mindspeed Technologies, Inc.                                                             254,630               468,519
       *   MIPS Technologies, Inc.                                                                  111,100               656,601
       *   MIVA, Inc.                                                                                80,300               403,909
       *   MKS Instruments, Inc.                                                                    141,907             2,677,785
       *   Mobility Electronics, Inc.                                                                80,815               908,361
       *   Mobius Management Systems, Inc.                                                           22,201               137,424
           Mocon, Inc.                                                                                8,400                77,280
       *   Moldflow Corp.                                                                            28,456               406,921
       *   Monolithic System Technology, Inc.                                                        77,760               475,114
       *   Motive, Inc.                                                                              26,000                81,120
       *   MPS Group, Inc.                                                                          271,200             3,408,984
       *   MRO Software, Inc.                                                                        67,122             1,022,939
       *   MRV Communications, Inc.                                                                 262,381               477,533
     * #   MSC.Software Corp.                                                                        61,900             1,027,540
       *   MSGI Security Solutions, Inc.                                                                942                 2,741
     * #   MTI Technology Corp.                                                                       1,300                 1,651
       *   MTM Technologies, Inc.                                                                     4,800                18,336
           MTS Systems Corp.                                                                         51,787             1,826,527
       *   Multi-Fineline Electronix, Inc.                                                           58,572             2,167,164
       *   Nanometrics, Inc.                                                                         37,194               412,853
       *   Napco Security Systems, Inc.                                                              16,960               272,208
       *   Napster, Inc.                                                                              1,629                 5,702
       *   Neoforma, Inc.                                                                            51,114               503,473
       *   NeoMagic Corp.                                                                             4,248                16,440
       *   NEON Systems, Inc.                                                                        11,100                46,931
       *   Neoware Systems, Inc.                                                                     42,600               931,662
       *   Net Perceptions, Inc.                                                                     22,600                15,594
       *   Net2Phone, Inc.                                                                          111,800               215,774
       *   NETGEAR, Inc.                                                                             85,393             1,648,085
       *   Netguru, Inc.                                                                             16,300                11,736
       *   NetIQ Corp.                                                                              136,987             1,636,995
       *   Netlogic Microsystems, Inc.                                                               22,678               590,989
       *   NetManage, Inc.                                                                           22,752               121,041
       *   Netopia, Inc.                                                                             41,900               125,700
       *   NetRatings, Inc.                                                                         106,031             1,431,419

       *   NetScout Systems, Inc.                                                                    80,150               447,237
       *   Network Engines, Inc.                                                                     76,100                93,603
       *   Network Equipment Technologies, Inc.                                                      62,800               294,532
       *   Newport Corp.                                                                            112,918             1,558,268
       *   NIC, Inc.                                                                                180,578             1,101,526
       *   NMS Communications Corp.                                                                 137,800               540,176
       *   Novatel Wireless, Inc.                                                                    76,002             1,035,147
       *   Nu Horizons Electronics Corp.                                                             44,007               439,630
       *   Nuance Communications, Inc.                                                              375,374             2,334,826
       *   NumereX Corp. Class A                                                                     10,500                52,815
     * #   NYFIX, Inc.                                                                               78,514               323,870
       *   O.I. Corp.                                                                                 2,600                29,536
     * #   OmniVision Technologies, Inc.                                                            151,800             2,686,860
       *   Omtool, Ltd.                                                                               3,470                24,915
       *   ON Semiconductor Corp.                                                                   721,260             4,183,308
       *   Online Resources Corp.                                                                    65,470               767,308
     * #   Onvia, Inc.                                                                                1,100                 5,115
       *   ONYX Software Corp.                                                                       46,316               152,843
       *   Open Solutions, Inc.                                                                      53,340             1,182,014
       *   OpenTV Corp.                                                                              38,746                87,179
       *   Openwave Systems, Inc.                                                                   202,122             3,357,246
       *   Oplink Communications, Inc.                                                                7,385               100,584
       *   OPNET Technologies, Inc.                                                                  53,111               510,397
       *   Opsware, Inc.                                                                            258,492             1,525,103
       *   OPTi, Inc.                                                                                11,200                18,480
       *   Optical Cable Corp.                                                                       14,700                88,347
       *   Optical Communication Products, Inc.                                                      75,650               177,778
       *   OSI Systems, Inc.                                                                         42,800               805,924
       *   Overland Storage, Inc.                                                                    35,175               279,993
       *   OYO Geospace Corp.                                                                        10,300               280,675
       *   Packeteer, Inc.                                                                           84,900               781,080
       *   Palm, Inc.                                                                               131,292             3,726,067
       *   Panavision, Inc.                                                                           3,500                17,325
       *   PAR Technology Corp.                                                                      11,900               381,990
       *   Parametric Technology Corp.                                                              447,435             2,617,495
           Park Electrochemical Corp.                                                                51,750             1,306,170
     * #   Parkervision, Inc.                                                                        52,686               435,186
     * #   Path 1 Network Technologies, Inc.                                                         17,600                47,344
       *   Paxar Corp.                                                                              106,400             2,035,432
       *   PC Connection, Inc.                                                                       62,450               397,182
       *   PC-Tel, Inc.                                                                              55,400               501,924
       *   PDF Solutions, Inc.                                                                       67,693             1,058,719
       *   Peerless Systems Corp.                                                                    23,600               166,144
       *   Pegasus Solutions, Inc.                                                                   54,157               385,056
       *   Pegasystems, Inc.                                                                         92,338               674,991
       *   Pemstar, Inc.                                                                             71,000                97,980
       *   Perceptron, Inc.                                                                          22,068               163,083
       *   Perficient, Inc.                                                                          50,637               441,555
       *   Performance Technologies, Inc.                                                            33,000               297,330
       *   Pericom Semiconductor Corp.                                                               69,036               541,933
       *   Pervasive Software, Inc.                                                                  57,039               241,845
       *   Pfsweb, Inc.                                                                                   9                    12
       *   Phoenix Technologies, Ltd.                                                                62,336               394,587
       *   Photon Dynamics, Inc.                                                                     42,700               785,680
       *   Photronics, Inc.                                                                         107,126             1,701,161

       *   Pinnacle Data Systems, Inc.                                                                3,100                 9,238
       *   Pixelworks, Inc.                                                                          49,500               264,825
       *   Planar Systems, Inc.                                                                      38,500               373,450
           Plantronics, Inc.                                                                         21,400               591,068
       *   PLATO Learning, Inc.                                                                      61,466               443,785
       *   Plexus Corp.                                                                             113,200             2,433,800
       *   PLX Technology, Inc.                                                                      71,238               703,119
       *   PMC-Sierra, Inc.                                                                         133,347             1,049,441
       *   Polycom, Inc.                                                                             19,867               326,017
       *   Porta Systems Corp.                                                                          300                    51
       *   Portal Software, Inc.                                                                     95,020               224,247
     * #   PortalPlayer, Inc.                                                                        10,000               240,300
       *   Power Integrations, Inc.                                                                  78,200             1,705,542
       *   PowerCerv Corp.                                                                            1,655                   910
       *   Powerwave Technologies, Inc.                                                             310,994             3,906,085
       *   Presstek, Inc.                                                                            91,798               847,296
           Printronix, Inc.                                                                           6,700               107,267
       *   Private Business, Inc.                                                                       945                 1,219
           Procom Technology, Inc.                                                                      600                   498
           Programmers Paradise, Inc.                                                                 5,100                54,213
       *   Progress Software Corp.                                                                  103,900             3,214,666
     * #   Proxim Corp.                                                                               6,726                   138
           QAD, Inc.                                                                                 85,059               663,460
           Quality Systems, Inc.                                                                     34,309             2,783,146
       *   Qualstar Corp.                                                                             5,400                19,278
       *   Quantum Corp.                                                                            499,500             1,493,505
       *   Quest Software, Inc.                                                                     257,277             4,052,113
       *   QuickLogic Corp.                                                                          70,700               251,692
     * #   Quokka Sports, Inc.                                                                        1,128                     8
       *   Quovadx, Inc.                                                                             60,147               166,607
       *   Radiant Systems, Inc.                                                                     76,544               997,368
       *   RadiSys Corp.                                                                             53,262               974,695
       *   Radyne Corp.                                                                               9,200               139,564
       *   RAE Systems, Inc.                                                                         69,200               251,888
       *   Raindance Communications, Inc.                                                            95,296               190,592
     * #   Rambus, Inc.                                                                             250,824             4,211,335
       *   Ramtron International Corp.                                                               56,200               130,946
       *   RealNetworks, Inc.                                                                       449,419             3,887,474
       *   Redback Networks, Inc.                                                                   148,633             2,005,059
       *   Reliability, Inc.                                                                            300                    75
       *   Relm Wireless Corp.                                                                        7,400                45,880
       *   REMEC, Inc.                                                                               70,845                82,889
           Renaissance Learning, Inc.                                                                82,415             1,635,114
       *   Reptron Electronics, Inc.                                                                    343                    86
     * #   Research Frontiers, Inc.                                                                   4,700                26,602
       *   RF Micro Devices, Inc.                                                                   501,155             2,846,560
       *   RF Monolithics, Inc.                                                                      20,300               113,477
           Richardson Electronics, Ltd.                                                              39,725               284,431
       *   RightNow Technologies, Inc.                                                               14,384               260,494
       *   Rimage Corp.                                                                              21,660               620,559
       *   Robotic Vision Systems, Inc.                                                               3,480                    16
       *   Rofin-Sinar Technologies, Inc.                                                            39,577             1,708,539
       *   Rogers Corp.                                                                              42,300             1,620,090
       *   RSA Security, Inc.                                                                       185,644             2,413,372
       *   Rudolph Technologies, Inc.                                                                43,300               556,405

       *   S1 Corp.                                                                                 185,806               815,688
     * #   Saba Software, Inc.                                                                       28,577               102,877
       *   Safeguard Scientifics, Inc.                                                              201,500               394,940
       *   SafeNet, Inc.                                                                             65,104             2,314,447
       *   Sapient Corp.                                                                            327,594             2,037,635
     * #   SatCon Technology Corp.                                                                   50,600                74,382
       *   SBE, Inc.                                                                                  3,400                 9,146
       *   SBS Technologies, Inc.                                                                    40,430               416,429
       *   ScanSource, Inc.                                                                          33,100             1,962,499
       *   Schmitt Industries, Inc.                                                                   2,366                13,486
       *   Scientific Learning Corp.                                                                  4,300                20,253
       *   Scientific Technologies, Inc.                                                              6,500                27,017
       *   SCM Microsystems, Inc.                                                                    38,863               104,930
       *   Seachange International, Inc.                                                             70,800               544,452
       *   Secure Computing Corp.                                                                    94,000             1,291,560
       *   SEEC, Inc.                                                                                   100                    43
       *   Segue Software, Inc.                                                                       9,200                59,248
       *   Selectica, Inc.                                                                           76,360               213,808
       *   Semitool, Inc.                                                                            72,360               688,867
       *   Semtech Corp.                                                                            186,657             3,716,341
       *   Serena Software, Inc.                                                                    107,490             2,519,566
       *   SI International, Inc.                                                                    28,543               774,942
     * #   Sigma Designs, Inc.                                                                       55,600               780,068
       *   Sigmatel, Inc.                                                                            85,392             1,243,308
       *   Sigmatron International, Inc.                                                              2,200                20,548
       *   Silicon Graphics, Inc.                                                                   337,700               146,900
       *   Silicon Image, Inc.                                                                      196,805             1,910,977
       *   Silicon Storage Technology, Inc.                                                         243,400             1,341,134
       *   SimpleTech, Inc.                                                                         117,515               443,032
       *   Sipex Corp.                                                                               80,846               116,418
       *   Sirenza Microdevices, Inc.                                                                94,440               372,094
       *   Skyworks Solutions, Inc.                                                                 413,093             2,226,571
       *   SM&A                                                                                      52,700               437,410
       *   Smith Micro Software, Inc.                                                                20,700               141,381
       *   Somera Communications, Inc.                                                               54,300                42,354
       *   Sonic Foundry, Inc.                                                                       41,100                51,375
       *   Sonic Solutions, Inc.                                                                     64,800               997,920
       *   SonicWALL, Inc.                                                                          180,400             1,340,372
       *   Sonus Networks, Inc.                                                                     547,543             2,250,402
           SpectraLink Corp.                                                                         59,300               765,563
       *   Spectrum Control, Inc.                                                                    12,600                80,388
       *   SPSS, Inc.                                                                                46,642             1,347,021
       *   SRA International, Inc.                                                                   62,000             1,899,060
       *   SRS Labs, Inc.                                                                            38,655               223,039
       *   Staktek Holdings, Inc.                                                                    43,861               252,201
       *   Standard Microsystems Corp.                                                               54,817             1,639,028
           StarTek, Inc.                                                                             37,000               614,570
       *   SteelCloud, Inc.                                                                          11,700                21,762
       *   Stellent, Inc.                                                                            72,400               755,132
       *   StorageNetworks, Inc. Escrow Shares                                                       60,800                 1,648
       *   Stratasys, Inc.                                                                           27,300               647,283
       *   Stratex Networks, Inc.                                                                   205,828               679,232
       *   Stratos International, Inc.                                                               37,936               226,857
       *   SumTotal Systems, Inc.                                                                    43,817               190,166
       *   Sunair Electronics, Inc.                                                                   3,900                23,556

           Sunrise Telecom, Inc.                                                                     18,900                33,264
       *   Suntron Corp.                                                                              5,165                 6,198
       *   Superior Essex, Inc.                                                                      44,518               839,164
       *   Supertex, Inc.                                                                            34,200             1,444,608
       *   SupportSoft, Inc.                                                                        113,100               452,400
       *   Sycamore Networks, Inc.                                                                  419,188             1,706,095
       *   Sykes Enterprises, Inc.                                                                  113,107             1,560,877
       *   Symmetricom, Inc.                                                                        116,167             1,017,623
       *   Synaptics, Inc.                                                                           66,220             1,781,980
       *   SYNNEX Corp.                                                                              46,900               733,985
       *   Synplicity, Inc.                                                                          69,275               529,954
           Syntel, Inc.                                                                             106,303             2,185,590
       *   Taitron Components, Inc.                                                                   4,900                 9,261
           TALX Corp.                                                                                60,057             2,477,351
     * #   Taser International, Inc.                                                                154,600               943,060
       *   Technical Communications Corp.                                                               400                 1,408
           Technitrol, Inc.                                                                         105,200             1,862,040
       *   TechTeam Global, Inc.                                                                     19,400               178,092
       *   Tekelec                                                                                  172,700             2,245,100
     * #   TeleCommunication Systems, Inc.                                                           80,800               181,800
     * #   Telkonet, Inc.                                                                           126,800               589,620
       *   Telular Corp.                                                                             33,500               106,195
       *   Terayon Communication Systems, Inc.                                                      212,100               439,047
       *   Terremark Worldwide, Inc.                                                                107,700               374,796
       *   Tessco Technologies, Inc.                                                                  6,500               106,730
       *   Tessera Technologies, Inc.                                                                98,645             2,712,738
       *   Therma-Wave, Inc.                                                                         88,790               141,176
       *   TheStreet.com, Inc.                                                                       65,125               323,020
       *   THQ, Inc.                                                                                162,351             3,688,615
       *   TIBCO Software, Inc.                                                                       3,176                26,583
       *   Tier Technologies, Inc. Class B                                                           56,400               469,248
       *   TII Network Technologies, Inc.                                                            10,860                36,055
       *   TNS, Inc.                                                                                 15,200               274,360
       *   Tollgrade Communications, Inc.                                                            34,391               374,862
     * #   Track Data Corp.                                                                          14,535                42,718
       *   Transact Technologies, Inc.                                                                8,350                67,134
       *   Transaction Systems Architects, Inc.                                                      99,539             2,896,585
       *   Transcat, Inc.                                                                             6,000                30,720
       *   Trans-Industries, Inc.                                                                       800                   400
     * #   Transmeta Corp.                                                                           19,100                23,302
       *   Transwitch Corp.                                                                          47,800                71,222
     * #   Travelzoo, Inc.                                                                           41,600               903,136
       *   Trident Microsystems, Inc.                                                               138,620             2,611,601
       *   Trio-Tech International                                                                      400                 2,260
       *   Triquint Semiconductor, Inc.                                                             355,139             1,598,126
           Troy Group, Inc.                                                                          13,400                33,165
           TSR, Inc.                                                                                  5,700                26,961
       *   TTM Technologies, Inc.                                                                   103,100               942,334
       *   Tumbleweed Communications Corp.                                                          127,495               371,010
       *   Tut Systems, Inc.                                                                         75,540               231,152
       *   Tyler Technologies, Inc.                                                                 104,000               910,000
       *   Ulticom, Inc.                                                                            113,130             1,303,258
       *   Ultimate Software Group, Inc.                                                             62,001             1,067,037
       *   Ultra Clean Holdings, Inc.                                                                 2,200                14,960
       *   Ultradata Systems, Inc.                                                                      800                    32

       *   Ultratech, Inc.                                                                           62,600             1,028,518
           United Online, Inc.                                                                      161,703             2,281,629
       *   Universal Display Corp.                                                                   75,748               882,464
       *   Unova, Inc.                                                                              102,000             2,869,260
     * #   USDATA Corp.                                                                               2,820                   282
     * #   UTStarcom, Inc.                                                                          290,557             2,408,718
     * #   VA Software Corp.                                                                        137,400               215,718
       *   ValueClick, Inc.                                                                         220,100             4,155,488
       *   Varian Semiconductor Equipment Associates, Inc.                                           97,300             4,283,146
       *   Veeco Instruments, Inc.                                                                   82,300             1,457,533
       *   VendingData Corp.                                                                         28,400               100,820
       *   Verilink Corp.                                                                            57,258                47,570
       *   Verint Systems, Inc.                                                                      82,994             3,123,064
       *   Verity, Inc.                                                                              98,400             1,296,912
       *   Verso Technologies, Inc.                                                                      63                    78
       *   Viasat, Inc.                                                                              72,391             2,001,611
       *   Vicon Industries, Inc.                                                                     4,500                13,950
           Video Display Corp.                                                                        8,350               113,226
     * #   Viewpoint Corp.                                                                          136,416               155,514
       *   Vignette Corp.                                                                            76,160             1,348,794
     * #   Viisage Technology, Inc.                                                                 119,295               756,330
       *   Virage Logic Corp.                                                                        55,527               582,478
       *   Visual Networks, Inc.                                                                     30,900                43,569
     * #   Vitech America, Inc.                                                                      14,850                    22
       *   Vitesse Semiconductor, Inc.                                                              384,153               810,563
       *   Vitria Technology, Inc.                                                                   87,704               243,817
       *   Vodavi Technology, Inc.                                                                    4,200                22,260
     * #   Vyyo, Inc.                                                                                38,200               213,156
       *   WatchGuard Technologies, Inc.                                                             92,680               329,941
       *   Webb Interactive Services, Inc.                                                            1,400                   119
       *   WebEx Communications, Inc.                                                               121,180             2,885,296
       *   webMethods, Inc.                                                                         139,998             1,131,184
       *   Websense, Inc.                                                                            59,800             3,884,010
       *   WebSideStory, Inc.                                                                        29,500               531,000
       *   Westell Technologies, Inc.                                                               135,719               641,951
       *   White Electronics Designs Corp.                                                           63,923               322,811
       *   Wind River Systems, Inc.                                                                 222,783             3,069,950
           Wireless Telecom Group, Inc.                                                              63,800               149,292
       *   Witness Systems, Inc.                                                                     73,400             1,471,670
       *   WJ Communications, Inc.                                                                  144,228               199,035
           Woodhead Industries, Inc.                                                                 31,757               412,206
     * #   WorldGate Communications, Inc.                                                             6,500                14,300
       *   Wright Express Corp.                                                                      40,100               976,836
           X-Rite, Inc.                                                                              55,363               612,868
       *   Zhone Technologies, Inc.                                                                 358,217               791,660
     * #   Zix Corp.                                                                                 83,626               147,182
       *   Zomax, Inc.                                                                               79,500               174,900
       *   Zones, Inc.                                                                               13,100                67,072
       *   Zoran Corp.                                                                              118,735             2,008,996
       *   Zygo Corp.                                                                                47,400               667,866
                                                                                                              -------------------
Total Information Technology                                                                                          612,512,375
                                                                                                              -------------------

Consumer Discretionary -- (15.3%)
       *   1-800 CONTACTS, Inc.                                                                      34,378               374,376
       *   1-800-FLOWERS.COM, Inc.                                                                   77,320               538,147

       *   4Kids Entertainment, Inc.                                                                 34,900               570,615
       *   99 Cents Only Stores                                                                     175,200             1,687,176
       *   A.C. Moore Arts & Crafts, Inc.                                                            51,300               734,103
           Aaron Rents, Inc.                                                                        108,300             2,249,391
           Aaron Rents, Inc. Class A                                                                  8,350               150,300
       *   Acme Communications, Inc.                                                                 41,800               169,708
           Acme United Corp.                                                                          6,200                90,024
       *   ACT Teleconferencing, Inc.                                                                   113                    29
           Action Performance Companies, Inc.                                                        48,700               616,055
       *   Advanced Marketing Services, Inc.                                                         47,050               214,077
           Advo, Inc.                                                                                81,050             2,211,854
       *   Aeropostale, Inc.                                                                        135,350             3,366,154
           AFC Enterprises, Inc.                                                                     79,200               970,992
       *   Aftermarket Technology Corp.                                                              58,850             1,206,425
       *   Alderwoods Group, Inc.                                                                    36,400               546,728
           Aldila, Inc.                                                                              14,533               366,377
       *   All American Semiconductor, Inc.                                                           6,200                24,304
       *   Alliance Gaming Corp.                                                                    138,660             1,654,214
       *   Alloy, Inc.                                                                               79,989               490,333
           Ambassadors Group, Inc.                                                                   55,476             1,391,893
           American Axle & Manufacturing Holdings, Inc.                                             137,900             2,931,754
       *   American Biltrite, Inc.                                                                    3,300                39,534
           American Greetings Corp. Class A                                                          70,200             1,839,240
       *   America's Car-Mart, Inc.                                                                  31,000               499,720
           Ameristar Casinos, Inc.                                                                  145,472             3,431,684
       *   AMS Health Sciences, Inc.                                                                 18,400                13,616
           Andersons, Inc.                                                                            8,000               329,200
       *   Applica, Inc.                                                                             53,700                69,273
           Arbitron, Inc.                                                                            85,700             3,308,020
           Arctic Cat, Inc.                                                                          34,430               722,341
           Ark Restaurants Corp.                                                                      2,800                78,400
       *   Arlington Hospitality, Inc.                                                                2,200                   126
           ArvinMeritor, Inc.                                                                       190,600             2,534,980
       *   Asbury Automotive Group, Inc.                                                            144,200             2,415,350
       *   Ashworth, Inc.                                                                            35,771               304,411
       *   Audiovox Corp. Class A                                                                    56,400               781,140
     * #   Avatar Holdings, Inc.                                                                     10,500               596,505
       *   Aztar Corp.                                                                               96,600             3,024,546
       *   Bakers Footwear Group, Inc.                                                                6,967               104,226
       *   Ballantyne of Omaha, Inc.                                                                 15,600                76,440
       *   Bally Total Fitness Holding Corp.                                                         93,600               656,136
           Bandag, Inc.                                                                              24,900             1,066,965
           Bandag, Inc. Class A                                                                       9,300               342,240
       *   Barry (R.G.) Corp.                                                                         9,200                56,580
           Bassett Furniture Industries, Inc.                                                        31,504               568,017
       *   Beasley Broadcast Group, Inc.                                                             18,633               261,235
       *   Benihana, Inc.                                                                             1,000                18,900
       *   Benihana, Inc. Class A                                                                       150                 2,727
       *   Big Dog Holdings, Inc.                                                                     3,700                25,863
     * #   Big Lots, Inc.                                                                           309,000             3,797,610
       *   Birks & Mayors, Inc.                                                                       1,765                11,472
       *   BJ's Restaurants, Inc.                                                                    61,292             1,455,072
           Blair Corp.                                                                                6,335               236,295
       #   Blockbuster, Inc. Class A                                                                110,000               412,500
       *   Blount International, Inc.                                                               126,300             1,963,965

       *   Bluegreen Corp.                                                                           82,465             1,226,255
           Blyth, Inc.                                                                              107,200             2,122,560
           Bob Evans Farms, Inc.                                                                     95,738             2,314,945
       *   Bombay Co., Inc.                                                                          95,700               378,972
       *   Bontex, Inc.                                                                                 200                    16
           Bon-Ton Stores, Inc.                                                                      37,114               685,496
           Books-A-Million, Inc.                                                                     40,954               388,653
       *   Boyds Collection, Ltd.                                                                   144,917                12,680
       *   Bright Horizons Family Solutions, Inc.                                                    12,800               452,864
     * #   Brillian Corp.                                                                            19,769               111,497
       *   Broadview Media, Inc.                                                                        200                   590
           Brown Shoe Company, Inc.                                                                  49,400             2,030,340
       *   Buca, Inc.                                                                                50,886               292,594
           Buckle, Inc.                                                                              32,200             1,050,686
           Building Materials Holding Corp.                                                          36,321             2,990,308
       *   Bull Run Corp.                                                                             2,300                   839
           Burlington Coat Factory Warehouse Corp.                                                  105,949             4,199,818
       *   Bush Industries, Inc. Escrow Shares                                                          700                    16
       *   CabelTel International Corp.                                                                 674                 1,955
       *   Cache, Inc.                                                                               42,755               719,567
           Cadmus Communications Corp.                                                               16,229               327,501
       *   California Coastal Communities, Inc.                                                      22,200               872,016
       *   California Pizza Kitchen, Inc.                                                            52,712             1,727,899
           Callaway Golf Co.                                                                        192,200             2,815,730
       *   Calloway's Nursery, Inc.                                                                   1,200                   690
       *   Candlewood Hotel Co., Inc.                                                                 1,500                    88
       *   Canterbury Park Holding Corp.                                                              1,200                17,700
       *   Capital Pacific Holdings, Inc.                                                            14,100               148,050
           Carmike Cinemas, Inc.                                                                     32,228               848,241
       *   Carriage Services, Inc.                                                                   49,800               258,462
     * #   Carter's, Inc.                                                                            30,400             1,858,960
       *   Casual Male Retail Group, Inc.                                                            93,040               574,987
       *   Catalina Lighting, Inc.                                                                    1,760                15,796
           Catalina Marketing Corp.                                                                 131,800             3,488,746
           Cato Corp. Class A                                                                        82,150             1,774,440
       *   Cavalier Homes, Inc.                                                                      48,960               286,416
       *   Cavco Industries, Inc.                                                                     9,804               384,807
       *   CD Warehouse, Inc.                                                                         3,300                    16
       *   CEC Entertainment, Inc.                                                                   91,550             3,277,490
       *   Celebrity, Inc. Escrow Shares                                                              1,300                     0
       *   Champion Enterprises, Inc.                                                               205,400             2,972,138
       *   Championship Auto Racing Teams, Inc.                                                       1,697                   433
       *   Champps Entertainment, Inc.                                                               33,840               247,709
       #   Charles and Colvard, Ltd.                                                                 39,423             1,062,844
       *   Charlotte Russe Holding, Inc.                                                             59,800             1,118,260
       *   Charming Shoppes, Inc.                                                                   327,651             3,849,899
     * #   Charter Communications, Inc.                                                             467,685               556,545
       *   Chaus (Bernard), Inc.                                                                      1,300                 1,131
       *   Checkers Drive-In Restaurants, Inc.                                                       30,807               465,186
           Cherokee, Inc.                                                                             8,238               284,623
           Christopher & Banks Corp.                                                                 93,413             1,408,668
       *   Chromcraft Revington, Inc.                                                                 6,100                82,350
           Churchill Downs, Inc.                                                                     14,400               545,472
           CKE Restaurants, Inc.                                                                    155,700             1,963,377
           Coachmen Industries, Inc.                                                                 41,100               498,543

           Coast Distribution System, Inc.                                                            5,500                36,025
       *   Cobra Electronics Corp.                                                                    7,000                75,950
       *   Coldwater Creek, Inc.                                                                     76,583             2,404,706
       *   Collectors Universe, Inc.                                                                  1,800                23,850
           Collegiate Pacific, Inc.                                                                  29,100               256,080
       *   Concepts Direct, Inc.                                                                        400                    40
       *   Concord Camera Corp.                                                                      50,456                64,079
       *   Congoleum Corp. Class A                                                                    3,500                15,592
     * #   Conn's, Inc.                                                                              62,684             2,119,346
       #   Cooper Tire & Rubber Co.                                                                 170,000             2,500,700
       *   Corinthian Colleges, Inc.                                                                237,998             2,882,156
       *   Cost Plus, Inc.                                                                           56,975             1,047,200
       *   Cost-U-Less, Inc.                                                                          2,900                19,720
           Courier Corp.                                                                              7,822               275,274
           CPI Corp.                                                                                 11,300               198,880
           Craftmade International, Inc.                                                             12,848               231,264
       *   Crown Media Holdings, Inc.                                                               200,386             2,084,014
       *   CSK Auto Corp.                                                                           118,400             1,835,200
           CSS Industries, Inc.                                                                      18,300               610,488
       *   Culp, Inc.                                                                                24,600               123,246
       *   Cumulus Media, Inc. Class A                                                              147,993             1,827,714
           Cutter & Buck, Inc.                                                                       28,324               342,720
       *   Cybex International, Inc.                                                                  9,200                33,856
       *   Cycle Country Accessories Corp.                                                           13,300                46,284
       *   Daily Journal Corp.                                                                          200                 7,930
       *   Dave & Busters, Inc.                                                                      12,800               193,408
           Deb Shops, Inc.                                                                           18,699               543,767
     * #   Deckers Outdoor Corp.                                                                     15,700               361,571
           Decorator Industries, Inc.                                                                 2,862                22,381
           Delta Apparel, Inc.                                                                       12,280               187,270
       *   Delta Woodside Industries, Inc.                                                            5,750                 3,220
     * #   Design Within Reach, Inc.                                                                 29,586               178,404
     * #   DeVry, Inc.                                                                              187,300             4,349,106
       *   Diedrich Coffee, Inc.                                                                      3,925                20,096
       *   Digital Generation Systems, Inc.                                                          93,016                53,949
       *   Dixie Group, Inc.                                                                         33,800               473,200
     * #   Dominion Homes, Inc.                                                                      22,400               222,880
           Dover Downs Gaming & Entertainment, Inc.                                                  25,610               321,662
           Dover Motorsports, Inc.                                                                   45,500               292,565
       *   Drew Industries, Inc.                                                                     56,800             1,710,816
       *   drugstore.com, Inc.                                                                      251,279               771,427
           DRYCLEAN USA, Inc.                                                                           300                   708
       *   Duckwall-ALCO Stores, Inc.                                                                 4,953               108,966
       *   Dura Automotive Systems, Inc.                                                             48,400               124,388
       *   E Com Ventures, Inc.                                                                       2,175                28,003
     * #   eCost.com, Inc.                                                                           35,133                46,727
       *   Educate, Inc.                                                                             91,100               997,545
           Educational Development Corp.                                                              1,800                15,282
       *   ELXSI Corp.                                                                                1,800                 5,940
       *   EMAK Worldwide, Inc.                                                                       5,913                40,090
       *   Emerging Vision, Inc.                                                                     24,900                 4,233
       *   Emerson Radio Corp.                                                                       71,222               217,939
       *   Emmis Communications Corp. Class A                                                       101,199             2,108,987
       *   Enesco Group, Inc.                                                                        34,900                76,082
       *   Entravision Communications Corp.                                                         162,017             1,213,507

     * #   Escala Group, Inc.                                                                        77,470             1,282,128
           Escalade, Inc.                                                                             2,200                27,830
           Ethan Allen Interiors, Inc.                                                               94,700             3,532,310
       *   Everlast Worldwide, Inc.                                                                   1,500                13,050
       *   Fab Industries, Inc.                                                                       5,200                13,000
       *   Fairchild Corp. Class A                                                                   54,352               125,010
       *   Famous Dave's of America, Inc.                                                            28,525               305,503
       *   Featherlite, Inc.                                                                          9,450                39,217
           Fedders Corp.                                                                             97,710               213,985
           Federal Screw Works                                                                        1,562                27,335
     * #   Federal-Mogul Corp.                                                                       57,900                22,870
           Finish Line, Inc. Class A                                                                114,734             1,980,309
       *   Finlay Enterprises, Inc.                                                                  18,400               210,680
       *   Fleetwood Enterprises, Inc.                                                              152,400             1,738,884
           Flexsteel Industries, Inc.                                                                 8,500               118,745
       *   Foamex International, Inc.                                                                17,427                   654
       *   Footstar, Inc.                                                                            26,700                90,780
       *   Fountain Powerboat Industries, Inc.                                                        4,600                22,770
       *   Fox & Hound Restaurant Group                                                              25,161               332,125
       *   Franklin Covey Co.                                                                        32,600               221,028
       *   Franklin Electronic Publishers, Inc.                                                       9,100                31,850
           Fred's, Inc.                                                                             104,250             1,731,592
       *   Friedmans, Inc. Class A                                                                   35,240                   617
       *   Friendly Ice Cream Corp.                                                                   7,200                64,080
           Frisch's Restaurants, Inc.                                                                 7,100               175,370
           Furniture Brands International, Inc.                                                     153,400             3,060,330
     * #   Gadzooks, Inc.                                                                            13,600                   306
       *   Gaiam, Inc.                                                                                5,400                72,630
     * #   GameStop Corp. Class A                                                                    95,343             3,207,339
           GameTech International, Inc.                                                              18,300                71,370
           Gaming Partners International Corp.                                                       20,423               238,132
     * #   Gander Mountain Co.                                                                       24,775               140,970
       *   Gaylord Entertainment Co.                                                                 82,363             3,563,023
     * #   Genesco, Inc.                                                                             61,700             2,446,405
           Gentek, Inc.                                                                              25,983               421,964
       *   G-III Apparel Group, Ltd.                                                                  8,400                84,588
           Goody's Family Clothing, Inc.                                                             80,271               750,534
       *   Gottschalks, Inc.                                                                         14,900               121,435
           Gray Television, Inc.                                                                    112,460             1,003,143
           Gray Television, Inc. Class A                                                              6,600                57,618
       *   Group 1 Automotive, Inc.                                                                  63,200             1,950,984
       *   GSI Commerce, Inc.                                                                       119,832             1,994,004
       *   Guess, Inc.                                                                              120,480             4,081,862
       *   Guitar Center, Inc.                                                                       70,500             3,718,170
       *   Gymboree Corp.                                                                            85,074             1,919,269
       *   Ha-Lo Industries, Inc.                                                                    64,900                    45
       *   Hampshire Group, Ltd.                                                                      7,800               185,562
           Hancock Fabrics, Inc.                                                                     52,000               234,000
           Handleman Co.                                                                             56,323               773,315
       *   Harolds Stores, Inc.                                                                       2,208                 2,076
       *   Harris Interactive, Inc.                                                                 154,500               614,910
       *   Hartmarx Corp.                                                                            95,700               702,438
       *   Hastings Entertainment, Inc.                                                              21,300               104,796
       *   Hastings Manufacturing Co.                                                                   600                    45
           Haverty Furniture Co., Inc.                                                               46,200               594,132

           Haverty Furniture Co., Inc. Class A                                                          400                 5,142
       *   Hayes Lemmerz International, Inc.                                                         85,910               261,166
       *   Hibbett Sporting Goods, Inc.                                                              96,855             2,901,776
           Hollinger International, Inc. Class A                                                    205,400             1,834,222
       *   Hollywood Media Corp.                                                                     82,946               359,977
     * #   Home Solutions of America, Inc.                                                           67,500               388,125
       *   Hot Topic, Inc.                                                                          117,600             1,822,800
     * #   I.C. Isaacs & Co., Inc.                                                                    7,200                30,600
       *   Iconix Brand Group, Inc.                                                                  78,695               735,011
           IHOP Corp.                                                                                52,400             2,504,720
           ILX Resorts, Inc.                                                                          7,800                70,590
       *   Image Entertainment, Inc.                                                                 56,700               217,728
       *   IMPCO Technologies, Inc.                                                                  75,502               392,610
     * #   Infosonics Corp.                                                                           4,000                46,160
       *   Insight Communications Co., Inc.                                                         121,575             1,415,133
       *   Insight Enterprises, Inc.                                                                134,941             2,810,821
       *   Insignia Systems, Inc.                                                                    17,050                10,230
       *   Interface, Inc. Class A                                                                  125,006             1,041,300
       *   Interstate Hotels & Resorts, Inc.                                                         63,840               289,195
       *   INVESTools, Inc.                                                                         122,183               609,693
       *   Isle of Capri Casinos, Inc.                                                               87,924             2,384,499
       *   J. Alexander's Corp.                                                                      10,100                81,002
       *   J. Jill Group, Inc.                                                                       52,655               964,113
       *   Jack in the Box, Inc.                                                                     93,000             3,124,800
           Jackson Hewitt Tax Service, Inc.                                                          65,000             1,562,600
       *   Jaclyn, Inc.                                                                               1,300                10,231
       *   Jakks Pacific, Inc.                                                                       66,126             1,347,648
       *   Jameson Inns, Inc.                                                                        96,843               202,402
       *   Jennifer Convertibles, Inc.                                                                1,300                 4,940
       *   Jo-Ann Stores, Inc.                                                                       60,475               769,242
       *   Johnson Outdoors, Inc.                                                                     6,500               105,300
       *   Jos. A. Bank Clothiers, Inc.                                                              37,000             1,850,370
           Journal Register Co.                                                                     119,300             1,862,273
       *   K2, Inc.                                                                                 123,763             1,257,432
           Kellwood Co.                                                                              73,676             1,703,389
           Kenneth Cole Productions, Inc. Class A                                                    40,550             1,138,644
       *   Keystone Automotive Industries, Inc.                                                      43,299             1,212,372
           Kimball International, Inc. Class B                                                       65,786               700,621
       *   Kirkland's, Inc.                                                                          45,672               301,435
           Knape & Vogt Manufacturing Co.                                                             2,190                31,645
           Koss Corp.                                                                                 3,500                86,660
     * #   Krispy Kreme Doughnuts, Inc.                                                             166,700               825,165
           K-Swiss, Inc. Class A                                                                     67,100             2,095,533
       *   LaCrosse Footwear, Inc.                                                                    9,500               104,120
       *   Lakeland Industries, Inc.                                                                  4,962                98,396
     * #   Lakes Entertainment, Inc.                                                                 56,087               415,044
           Landry's Restaurants, Inc.                                                                66,700             1,804,235
       *   Lazare Kaplan International, Inc.                                                          9,000                73,980
       #   La-Z-Boy, Inc.                                                                           145,100             1,939,987
       *   Learning Care Group, Inc.                                                                  5,100                37,281
       *   Lenox Group, Inc.                                                                         35,200               435,072
           Levitt Corp. Class A                                                                      48,721             1,053,835
           Libbey, Inc.                                                                              36,300               430,881
           Liberty Corp.                                                                             47,300             2,205,126
           Liberty Homes, Inc. Class A                                                                  200                 1,250

       *   LIFE TIME FITNESS, Inc.                                                                   70,200             2,697,786
           Lifetime Brands, Inc.                                                                     29,198               635,348
       *   Lin TV Corp.                                                                              68,200               892,056
       *   Linens `n Things, Inc.                                                                   122,900             3,147,469
           Lithia Motors, Inc. Class A                                                               40,510             1,156,560
       *   LKG Corp.                                                                                 65,600             2,137,904
       *   Lodgenet Entertainment Corp.                                                              46,934               643,465
       *   Lodgian, Inc.                                                                             47,751               491,358
           Lone Star Steakhouse & Saloon, Inc.                                                       54,046             1,252,246
       *   LOUDTechnologies, Inc.                                                                     2,380                33,320
       *   Luby's, Inc.                                                                              64,100               819,198
           M/I Homes, Inc.                                                                           37,400             1,636,250
       *   Mace Security International, Inc.                                                         23,000                55,200
     * #   Magna Entertainment Corp.                                                                 20,200               152,914
       *   Main Street Restaurant Group, Inc.                                                        44,200               217,464
     * #   Major Automotive Companies, Inc.                                                           3,180                 4,484
           Marine Products Corp.                                                                     43,695               439,572
       *   MarineMax, Inc.                                                                           45,875             1,204,677
       *   Marisa Christina, Inc.                                                                     6,500                 4,290
       *   Marlton Technologies, Inc.                                                                 4,600                 5,428
     * #   Martha Stewart Living Omnimedia, Inc.                                                     64,200             1,291,704
           Matthews International Corp. Class A                                                      83,666             3,287,237
       *   Max & Erma's Restaurants, Inc.                                                             2,200                26,950
           Maytag Corp.                                                                             200,300             3,561,334
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                           26,726               634,475
           McRae Industries, Inc. Class A                                                             2,500                31,875
       *   Meade Instruments Corp.                                                                   52,332               142,343
           Media General, Inc. Class A                                                               23,100             1,171,170
       *   Mediacom Communications Corp.                                                            247,241             1,288,126
       *   Mestek, Inc.                                                                               5,300                64,130
       *   Midas, Inc.                                                                               41,900               791,072
       *   Mikohn Gaming Corp.                                                                       65,075               651,401
       *   Mity Enterprises, Inc.                                                                     6,700               122,744
           Modine Manufacturing Co.                                                                  97,995             3,262,254
           Monaco Coach Corp.                                                                        77,250             1,145,617
       *   Monarch Casino & Resort, Inc.                                                             22,000               470,580
           Monro Muffler Brake, Inc.                                                                 14,050               433,583
       *   Morgan's Foods, Inc.                                                                         800                 5,536
       *   Mossimo, Inc.                                                                             16,100                89,516
       *   Mothers Work, Inc.                                                                        13,254               137,842
       *   Motorcar Parts of America, Inc.                                                            2,400                23,940
           Movado Group, Inc.                                                                        50,700               935,415
           Movie Gallery, Inc.                                                                       98,161               483,934
       *   MTR Gaming Group, Inc.                                                                    73,651               549,436
       *   Multimedia Games, Inc.                                                                    73,735               750,622
       *   Nathan's Famous, Inc.                                                                      6,800                65,280
           National Presto Industries, Inc.                                                           6,600               294,030
       *   National RV Holdings, Inc.                                                                24,900               149,151
     * #   Nature Vision, Inc.                                                                          500                 3,160
       #   Nautilus Group, Inc.                                                                      87,100             1,541,670
     * #   Navarre Corp.                                                                             77,360               447,914
       *   Navigant International, Inc.                                                              38,614               421,858
           Nelson (Thomas), Inc.                                                                     36,300               898,425
     * #   Netflix, Inc.                                                                            140,382             3,866,120
       *   Nevada Gold & Casinos, Inc.                                                               33,150               348,075

       *   New Frontier Media, Inc.                                                                  65,364               405,910
       *   Nitches, Inc.                                                                                864                 4,389
           Nobel Learning Communities, Inc.                                                           6,400                60,800
           Nobility Homes, Inc.                                                                       7,460               191,797
           Noble International, Ltd.                                                                 24,160               544,083
       *   NTN Communications, Inc.                                                                 134,393               215,029
     * #   Nutri/System, Inc.                                                                        94,700             3,686,671
       #   Oakley, Inc.                                                                             179,900             2,892,792
       *   O'Charleys, Inc.                                                                          58,162               843,931
       *   Odd Job Stores, Inc.                                                                      12,700                 2,857
     * #   Oneida, Ltd.                                                                              28,700                28,126
       *   Opinion Research Corp.                                                                     6,500                40,885
           Orleans Homebuilders, Inc.                                                                49,000               953,540
       *   Outdoor Channel Holdings, Inc.                                                            11,379               181,950
     * #   Overstock.com, Inc.                                                                       54,800             2,039,108
           Oxford Industries, Inc.                                                                   44,200             2,493,764
       *   P & F Industries, Inc. Class A                                                             2,700                35,721
       *   P.F. Chang's China Bistro, Inc.                                                           68,800             3,539,760
     * #   Palm Harbor Homes, Inc.                                                                   59,711             1,124,358
       *   Pantry, Inc.                                                                              57,000             2,342,700
       *   Papa John's International, Inc.                                                           44,900             2,445,254
       *   Party City Corp.                                                                          44,891               768,085
       *   Paxson Communications Corp.                                                              115,000               109,250
       *   Payless ShoeSource, Inc.                                                                 178,200             4,071,870
       *   PC Mall, Inc.                                                                             29,817               146,998
     * #   Pegasus Communications Corp.                                                              17,040                60,492
       *   Perry Ellis International, Inc.                                                           24,900               501,237
       *   PetMed Express, Inc.                                                                      61,465               724,058
           Phillips-Van Heusen Corp.                                                                109,800             3,721,122
       *   Phoenix Footwear Group, Inc.                                                              16,000                95,200
       *   Phoenix Gold International, Inc.                                                             600                   216
       #   Pier 1 Imports, Inc.                                                                     216,900             2,754,630
       *   Pinnacle Entertainment, Inc.                                                             106,000             2,532,340
       *   Playboy Enterprises, Inc. Class A                                                          4,700                58,374
       *   Playboy Enterprises, Inc. Class B                                                         75,200             1,077,616
       *   Point.360                                                                                  8,700                16,443
       *   Pomeroy IT Solutions, Inc.                                                                30,837               248,238
       #   Pre-Paid Legal Services, Inc.                                                             40,450             1,721,147
     * #   Priceline.com, Inc.                                                                      102,716             2,467,238
       *   PRIMEDIA, Inc.                                                                           686,738             1,387,211
       *   Princeton Review, Inc.                                                                    55,532               297,096
       *   Proliance International, Inc.                                                             38,749               211,570
     * #   ProQuest Co.                                                                              78,100             2,182,895
       *   Provide Commerce, Inc.                                                                    30,900               891,774
       *   QEP Co., Inc.                                                                              2,175                24,534
       *   Quaker Fabric Corp.                                                                       42,450               113,766
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                        130,296               332,255
       *   R&B, Inc.                                                                                 18,400               217,672
       *   Radio One, Inc. Class A                                                                   49,700               553,658
       *   Radio One, Inc. Class D                                                                  160,149             1,771,248
       *   Rare Hospitality International, Inc.                                                      89,750             2,874,692
       *   Raytech Corp.                                                                             15,900                20,511
       *   RC2 Corp.                                                                                 53,791             1,900,974
       *   RCN Corp.                                                                                 70,249             1,532,131
       *   Reading International, Inc. Class A                                                       17,549               139,515

       *   Reading International, Inc. Class B                                                        1,060                 8,162
       *   Red Lion Hotels Corp.                                                                     12,500               110,625
       *   Red Robin Gourmet Burgers, Inc.                                                           42,749             2,346,920
       *   RedEnvelope, Inc.                                                                         21,149               251,250
       *   Regent Communications, Inc.                                                              116,638               582,024
       *   Rentrak Corp.                                                                             26,000               235,040
       *   Rent-Way, Inc.                                                                            68,700               449,985
       *   Restoration Hardware, Inc.                                                                98,300               575,055
     * #   Retail Ventures, Inc.                                                                    107,300             1,370,221
       *   Rex Stores Corp.                                                                          25,800               384,162
       *   Riviera Holdings Corp.                                                                    10,800               150,984
       *   Rockford Corp.                                                                            15,200                47,424
       *   Rocky Shoes & Boots, Inc.                                                                  5,200               124,436
       *   Rubio's Restaurants, Inc.                                                                 23,695               202,592
       #   Ruby Tuesday, Inc.                                                                        19,300               469,376
           Russ Berrie & Co., Inc.                                                                   53,300               621,478
           Russell Corp.                                                                             86,300             1,366,129
       *   Ryan's Restaurant Group, Inc.                                                            105,200             1,250,828
       *   S&K Famous Brands, Inc.                                                                    2,100                37,537
       *   Safety Components International, Inc.                                                        118                 1,770
       *   Saga Communications, Inc. Class A                                                         46,125               572,872
       *   Salem Communications Corp.                                                                52,269               998,338
     * #   Salton, Inc.                                                                              33,500                79,730
       *   Sands Regent                                                                               2,000                20,000
           Sauer-Danfoss, Inc.                                                                       61,300             1,097,270
       *   Schieb (Earl), Inc.                                                                        2,200                 8,195
       *   Scholastic Corp.                                                                         101,362             3,372,314
       *   Select Comfort Corp.                                                                      94,475             2,264,566
           Service Corp. International                                                                3,700                30,377
     * #   Sharper Image Corp.                                                                       39,600               401,940
       *   Shiloh Industries, Inc.                                                                   39,966               528,351
       *   Shoe Carnival, Inc.                                                                       36,879               756,388
       *   Shoe Pavilion, Inc.                                                                        6,100                34,770
       *   ShopKo Stores, Inc.                                                                       63,700             1,826,916
     * #   Shuffle Master, Inc.                                                                      94,030             2,633,780
           Sinclair Broadcast Group, Inc. Class A                                                   121,300             1,166,906
     * #   Six Flags, Inc.                                                                          243,705             1,818,039
       *   Skechers U.S.A., Inc. Class A                                                             62,200               930,512
           Skyline Corp.                                                                             10,200               390,150
     * #   Smith & Wesson Holding Corp.                                                              91,200               382,128
       *   Smith & Wollensky Restaurant Group, Inc.                                                  13,000                73,970
           Sonic Automotive, Inc.                                                                    77,700             1,616,160
       *   Sotheby's Holdings, Inc. Class A                                                         155,500             2,959,165
       *   Source Interlink Companies, Inc.                                                         129,200             1,418,616
       *   Southern Energy Homes, Inc.                                                               13,425                80,214
       *   Spanish Broadcasting System, Inc.                                                        101,300               488,266
       *   SPAR Group, Inc.                                                                           2,800                 3,220
           Spartan Motors, Inc.                                                                      32,545               324,474
           Speedway Motorsports, Inc.                                                                65,290             2,540,434
       *   Sport Chalet, Inc. Class A                                                                 4,625                39,081
       *   Sport Chalet, Inc. Series B                                                                  675                 6,396
       *   Sport Supply Group, Inc.                                                                   8,700                41,890
     * #   Sport-Haley, Inc.                                                                          2,600                12,402
       *   Sportsman's Guide, Inc.                                                                   19,333               507,298
           Stage Stores, Inc.                                                                        85,301             2,551,353

       *   Stamps.com, Inc.                                                                          59,723             1,400,504
           Standard Motor Products, Inc.                                                             51,800               460,502
           Stanley Furniture, Inc.                                                                   13,200               328,680
           Star Buffet, Inc.                                                                          2,700                19,278
       *   Steak n Shake Co.                                                                         75,018             1,294,060
           Stein Mart, Inc.                                                                         114,616             1,982,857
       *   Steinway Musical Instruments, Inc.                                                        18,200               455,000
           Steven Madden, Ltd.                                                                       34,933               951,226
           Stewart Enterprises, Inc.                                                                277,399             1,414,735
       *   Stoneridge, Inc.                                                                          57,600               348,480
       *   Strattec Security Corp.                                                                    4,030               195,656
       #   Strayer Education, Inc.                                                                    8,100               808,380
           Stride Rite Corp.                                                                         94,900             1,303,926
           Sturm Ruger & Co., Inc.                                                                   73,600               518,880
       *   Sunterra Corp.                                                                            49,017               575,950
       #   Superior Industries International, Inc.                                                   71,800             1,637,758
           Superior Uniform Group, Inc.                                                               6,800                74,800
           Syms Corp.                                                                                28,800               406,944
       *   Systemax, Inc.                                                                            78,768               466,307
       *   Tag-It Pacific, Inc.                                                                      45,400                28,148
           Talbots, Inc.                                                                             87,200             2,373,584
           Tandy Brand Accessories, Inc.                                                              8,200                99,958
       *   Tandy Leather Factory, Inc.                                                                  300                 1,455
     * #   Tarrant Apparel Group                                                                     78,937                94,724
       #   Technical Olympic USA, Inc.                                                              157,240             3,259,585
       *   Tenneco Automotive, Inc.                                                                 114,100             1,981,917
     * #   The Children's Place Retail Stores, Inc.                                                  72,300             3,586,080
       *   The Dress Barn, Inc.                                                                      82,152             2,742,234
           The Marcus Corp.                                                                          55,500             1,346,430
     * #   The Men's Wearhouse, Inc.                                                                141,000             4,131,300
           The Pep Boys - Manny, Moe & Jack                                                         141,600             2,031,960
       *   The Rowe Companies                                                                        13,200                34,320
       *   The Sports Authority, Inc.                                                                67,806             2,133,855
       *   The Sports Club Co., Inc.                                                                 19,400                12,901
     * #   TiVo, Inc.                                                                               228,426             1,228,932
       *   Too, Inc.                                                                                 87,400             2,764,462
       *   Tower Automotive, Inc.                                                                       549                    57
           Traffix, Inc.                                                                             37,175               202,975
       *   Trans World Entertainment Corp.                                                           76,000               496,280
       #   Triarc Companies, Inc. Class A                                                            64,500             1,054,575
           Triarc Companies, Inc. Class B                                                            47,500               709,650
       *   Tropical Sportswear International Corp.                                                    3,175                    32
       *   Trump Entertainment Resorts, Inc.                                                             24                   437
           Tuesday Morning Corp.                                                                    108,136             2,951,031
           Tupperware Corp.                                                                         159,500             3,679,665
       *   Tweeter Home Entertainment Group, Inc.                                                    64,400               361,928
       *   Ultimate Electronics, Inc.                                                                   858                    17
     * #   Unapix Entertainment, Inc.                                                                 6,100                    25
       *   Unifi, Inc.                                                                              136,434               391,566
           Unifirst Corp.                                                                            23,850               736,965
           United Auto Group, Inc.                                                                  117,100             4,171,102
       *   United Retail Group, Inc.                                                                 26,166               269,771
       *   Universal Electronics, Inc.                                                               35,524               615,986
       *   Universal Technical Institute, Inc.                                                       69,700             2,117,486
       *   Vail Resorts, Inc.                                                                        94,100             3,506,166

           Value Line, Inc.                                                                           9,615               387,484
       *   ValueVision Media, Inc. Class A                                                          107,552             1,193,827
       *   Varsity Group, Inc.                                                                       42,036               177,812
       *   VCG Holding Corp.                                                                            810                 1,490
       *   Vertrue, Inc.                                                                             25,200               910,476
       *   Virco Manufacturing Corp.                                                                 13,969                84,443
           Visteon Corp.                                                                            348,200             2,353,832
       *   Warnaco Group, Inc.                                                                      117,317             2,882,479
       *   Waxman Industries, Inc.                                                                      600                 4,095
     * #   WCI Communities, Inc.                                                                    118,300             3,037,944
           Wellco Enterprises, Inc.                                                                   1,000                12,500
     * #   Wells-Gardner Electronics Corp.                                                           22,261                44,522
       *   West Marine, Inc.                                                                         52,378               695,580
       *   Western Metals Corp.                                                                       7,400                20,202
     * #   Wet Seal, Inc. Class A                                                                   165,178               829,194
           Weyco Group, Inc.                                                                            600                11,586
     * #   Whitehall Jewelers, Inc.                                                                  30,250                32,519
       *   Wickes, Inc.                                                                               4,400                    13
     * #   William Lyon Homes, Inc.                                                                  21,800             2,419,800
       *   Wilsons The Leather Experts, Inc.                                                        109,645               487,920
       *   Winmark Corp.                                                                              3,956                85,212
       #   Winnebago Industries, Inc.                                                                86,200             2,897,182
       *   WisdomTree Investments, Inc.                                                               4,500                11,025
       *   WMS Industries, Inc.                                                                      82,000             2,036,060
           Wolverine World Wide, Inc.                                                               154,300             3,351,396
           World Wrestling Federation Entertainment, Inc.                                            55,400               748,454
           Yankee Candle Co., Inc.                                                                  111,400             2,823,990
       *   Young Broadcasting, Inc. Class A                                                          44,748                84,126
       *   Zale Corp.                                                                                66,500             1,855,350
       *   Zapata Corp.                                                                              18,220               111,142
                                                                                                              -------------------
Total Consumer Discretionary                                                                                          477,007,899
                                                                                                              -------------------

Industrials -- (15.1%)
       *   3-D Systems Corp.                                                                         23,800               423,402
       *   AAON, Inc.                                                                                12,700               216,154
       *   AAR Corp.                                                                                 88,483             1,852,834
       *   Ablest, Inc.                                                                               2,100                17,346
           ABM Industries, Inc.                                                                     132,200             2,848,910
           Abrams Industries, Inc.                                                                      330                 1,472
       *   ABX Air, Inc.                                                                            101,083               758,123
       *   Acco Brands Corp.                                                                         12,900               297,345
       *   Accuride Corp.                                                                            58,600               761,800
           Aceto Corp.                                                                               63,475               380,850
       *   Active Power, Inc.                                                                       131,856               460,177
           Actuant Corp.                                                                             70,080             3,717,744
           Acuity Brands, Inc.                                                                      120,700             3,752,563
           Administaff, Inc.                                                                         70,100             3,158,005
       *   AeroCentury Corp.                                                                            300                   906
       *   Aerosonic Corp.                                                                            3,800                28,158
       *   AirNet Systems, Inc.                                                                      21,500                87,720
       *   Airtran Holdings, Inc.                                                                   236,600             3,553,732
           Alamo Group, Inc.                                                                         16,100               339,710
       *   Alaska Air Group, Inc.                                                                    73,900             2,598,324
           Albany International Corp. Class A                                                        77,672             2,961,633
       *   Allied Defense Group, Inc.                                                                12,400               279,372

       *   Allied Holdings, Inc.                                                                      8,100                 2,025
           Ambassadors International, Inc.                                                           10,115               149,899
       *   Amerco, Inc.                                                                              55,710             3,939,811
           American Ecology Corp.                                                                    49,550               806,179
       *   American Locker Group, Inc.                                                                  300                 1,455
       *   American Science & Engineering, Inc.                                                      22,000             1,484,120
       *   American Superconductor Corp.                                                             88,799               723,712
           American Woodmark Corp.                                                                   44,576             1,142,037
           Ameron International Corp.                                                                23,200             1,042,840
       *   AML Communications, Inc.                                                                   7,600                 9,120
           Ampco-Pittsburgh Corp.                                                                     9,955               143,551
           Amrep Corp.                                                                                7,300               192,793
           Angelica Corp.                                                                            22,200               307,026
       *   APAC Customer Services, Inc.                                                              82,375               122,739
           Apogee Enterprises, Inc.                                                                  75,610             1,169,687
           Applied Industrial Technologies, Inc.                                                     81,550             2,605,523
           Applied Signal Technologies, Inc.                                                         31,200               560,664
       *   ARGON ST, Inc.                                                                            51,925             1,498,036
           Arkansas Best Corp.                                                                       69,000             2,845,560
       *   Armor Holdings, Inc.                                                                      93,800             4,116,882
       *   Armstrong Holdings, Inc.                                                                   4,300                 8,127
     * #   Arotech Corp.                                                                             90,341                35,233
       *   Artesyn Technologies, Inc.                                                                79,800               796,404
           Art's-Way Manufacturing Co., Inc.                                                            200                   970
       *   Astec Industries, Inc.                                                                    55,200             1,547,256
       *   Astronics Corp.                                                                            7,525                78,636
     * #   AstroPower, Inc.                                                                           5,058                     5
     * #   ASV, Inc.                                                                                 72,932             1,824,759
     * #   ATA Holdings Corp.                                                                        24,879                 9,081
       *   Ault, Inc.                                                                                 4,400                 9,152
       *   Avalon Holding Corp. Class A                                                               1,550                 6,898
       *   Aviall, Inc.                                                                              93,000             2,855,100
       *   Axsys Technologies, Inc.                                                                   8,450               157,931
       *   AZZ, Inc.                                                                                 11,400               220,704
           Badger Meter, Inc.                                                                        14,200               555,788
       *   Baker (Michael) Corp.                                                                     20,000               500,000
           Baldor Electric Co.                                                                       90,033             2,312,948
       *   Baldwin Technology Co., Inc. Class A                                                      12,900                50,955
           Banta Corp.                                                                               65,200             3,292,600
           Barnes Group, Inc.                                                                        64,100             2,209,527
       *   Barrett Business Services, Inc.                                                            8,500               214,200
       *   BE Aerospace, Inc.                                                                       156,810             2,747,311
       *   BlueLinx Holdings Inc.                                                                    79,400               886,104
           Bowne & Co., Inc.                                                                         88,600             1,310,394
           Brady Co. Class A                                                                        115,200             4,317,696
     * #   BTU International, Inc.                                                                   12,500               190,750
       *   Butler International, Inc.                                                                 8,200                24,190
           C&D Technologies, Inc.                                                                    68,800               509,120
       *   Cannon Express, Inc.                                                                         200                     0
     * #   Capstone Turbine Corp.                                                                   151,400               513,246
           Cascade Corp.                                                                             33,200             1,698,512
       *   Casella Waste Systems, Inc. Class A                                                       64,689               791,793
       *   Catalytica Energy Systems, Inc.                                                           19,291                20,641
       *   CBIZ, Inc.                                                                               199,897             1,251,355
     * #   CD&L, Inc.                                                                                 2,500                 6,000

           CDI Corp.                                                                                 53,600             1,513,664
       *   Celadon Group, Inc.                                                                       27,279               755,901
           Central Parking Corp.                                                                     95,937             1,342,159
       *   Cenveo, Inc.                                                                             145,500             1,878,405
       *   Ceradyne, Inc.                                                                            66,665             3,139,255
           CERBCO, Inc. Class A                                                                         200                   261
           Champion Industries, Inc.                                                                 11,174                48,048
       *   Channell Commercial Corp.                                                                  7,200                37,800
           Chase Corp.                                                                                3,900                56,160
           Chicago Rivet & Machine Co.                                                                  200                 4,550
           CIRCOR International, Inc.                                                                42,690             1,112,075
           Clarcor, Inc.                                                                            140,700             4,159,092
       *   Clean Harbors, Inc.                                                                       41,800             1,206,348
       *   CNE Group, Inc.                                                                            2,000                   900
       *   Coinstar, Inc.                                                                            69,500             1,688,850
           Collins Industries, Inc.                                                                   6,800                40,460
       *   Columbus McKinnon Corp.                                                                   43,800               918,924
       *   Comforce Corp.                                                                            12,877                27,686
           Comfort Systems USA, Inc.                                                                103,200               969,048
       *   Commercial Vehicle Group, Inc.                                                             7,400               146,446
       *   Compudyne Corp.                                                                           20,104               118,815
           CompX International, Inc.                                                                  5,000                80,700
       *   COMSYS IT Partners, Inc.                                                                   1,799                22,488
       *   Conrad Industries, Inc.                                                                    7,000                12,845
       *   Consolidated Freightways Corp.                                                               550                     0
       *   Consolidated Graphics, Inc.                                                               36,282             1,857,276
       *   Continental Airlines, Inc.                                                               204,100             3,177,837
       *   Cornell Companies, Inc.                                                                   37,500               531,375
       *   Corrections Corporation of America                                                       100,100             4,447,443
       *   Corrpro Companies, Inc.                                                                    7,075                 7,747
       *   CoStar Group, Inc.                                                                        49,911             2,342,822
       *   Covenant Transport, Inc. Class A                                                          30,955               360,007
       *   CPI Aerostructures, Inc.                                                                  13,966               135,470
       *   CRA International, Inc.                                                                   13,600               605,472
       *   Cross (A.T.) Co. Class A                                                                  14,300                57,200
       *   Crown Andersen, Inc.                                                                       1,000                   850
           Cubic Corp.                                                                               69,900             1,236,531
           Curtiss-Wright Corp.                                                                      58,800             3,445,680
     * #   Delta Air Lines, Inc.                                                                    367,200               200,124
     * #   DHB Industries, Inc.                                                                     118,200               494,076
       *   DiamondCluster International, Inc.                                                        90,550               574,087
       *   Distributed Energy Systems Corp.                                                          98,150               909,851
     * #   Document Securities Systems, Inc.                                                         18,600               181,722
       *   Dollar Thrifty Automotive Group, Inc.                                                     65,800             2,467,500
           DRS Technologies, Inc.                                                                    75,800             3,744,520
       *   Ducommun, Inc.                                                                            26,300               538,887
       *   Duratek, Inc.                                                                             15,200               249,432
       *   Dynamex, Inc.                                                                             30,400               562,704
       #   Dynamic Materials Corp.                                                                    4,000                97,280
           Eastern Co.                                                                                4,850                96,515
           Ecology & Environment, Inc. Class A                                                        2,000                16,020
           EDO Corp.                                                                                 54,700             1,456,661
       *   EGL, Inc.                                                                                136,514             5,070,130
       *   Electro Rent Corp.                                                                        67,261               940,309
           ElkCorp                                                                                   55,000             1,879,900

       *   EMCOR Group, Inc.                                                                         42,200             2,985,650
       *   Encore Wire Corp.                                                                         60,488             1,440,219
       *   Energy Conversion Devices, Inc.                                                           79,660             2,338,021
       *   EnerSys                                                                                   25,400               367,284
           Engineered Support Systems, Inc.                                                         101,483             4,100,928
     * #   ENGlobal Corp.                                                                            64,100               432,675
           Ennis, Inc.                                                                               69,100             1,226,525
       *   EnPro Industries, Inc.                                                                    54,700             1,578,095
       *   Environmental Tectonics Corp.                                                              6,900                34,707
       *   ESCO Technologies, Inc.                                                                   69,100             2,971,300
           Espey Manufacturing & Electronics Corp.                                                    1,400                56,140
       *   Essex Corp.                                                                               55,099             1,049,636
       *   Esterline Technologies Corp.                                                              68,700             2,824,257
       *   Evercel, Inc.                                                                                466                   350
     * #   Evergreen Solar, Inc.                                                                    166,927             2,004,793
       *   Exponent, Inc.                                                                            15,600               426,660
       *   ExpressJet Holdings, Inc.                                                                143,100             1,247,832
           Federal Signal Corp.                                                                     131,000             2,140,540
       *   Fiberstars, Inc.                                                                          21,200               209,456
       *   First Aviation Services, Inc.                                                              6,100                23,912
       *   First Consulting Group, Inc.                                                              64,103               375,003
       *   Flanders Corp.                                                                            71,397               723,966
           Florida East Coast Industries, Inc.                                                       89,200             3,947,992
     * #   Flow International Corp.                                                                  88,078               744,259
       *   Flowserve Corp.                                                                           92,800             3,467,008
     * #   FLYi, Inc.                                                                                68,000                 1,530
           Forward Air Corp.                                                                        100,100             3,848,845
       *   Foster (L.B.) Co. Class A                                                                  9,700               134,830
       *   Foster Wheeler, Ltd.                                                                       2,030                70,705
           Franklin Electric Co., Inc.                                                               45,995             1,954,788
       *   Frontier Airlines, Inc.                                                                   94,662               772,442
       *   Frozen Food Express Industries, Inc.                                                      46,482               537,332
       *   FTI Consulting, Inc.                                                                     114,925             3,259,273
     * #   FuelCell Energy, Inc.                                                                    131,254             1,106,471
           G & K Services, Inc. Class A                                                              53,855             2,064,801
       *   Gardner Denver Machinery, Inc.                                                            70,088             3,420,294
           GATX Corp.                                                                                87,600             3,297,264
       *   Gehl Co.                                                                                  31,950               823,671
           Gencorp, Inc.                                                                            148,911             2,719,115
       *   General Cable Corp.                                                                      112,500             2,041,875
     * #   General Employment Enterprises, Inc.                                                       3,000                 5,820
       *   Genesee & Wyoming, Inc.                                                                   66,750             2,244,135
       *   Genlyte Group, Inc.                                                                       72,660             3,829,182
       *   Global Payment Technologies, Inc.                                                          5,400                14,526
       *   Global Power Equipment Group, Inc.                                                       122,800               573,476
           Gorman-Rupp Co.                                                                           13,968               317,632
       *   GP Strategies Corp.                                                                       36,360               259,974
       *   Graftech International, Ltd.                                                             265,200             1,734,408
           Graham Corp.                                                                               3,700                82,806
           Granite Construction, Inc.                                                               109,200             4,052,412
           Greenbrier Companies, Inc.                                                                32,800               893,800
       *   Griffon Corp.                                                                             82,980             2,021,393
           Hardinge, Inc.                                                                             9,600               166,848
           Harland (John H.) Co.                                                                     74,400             2,812,320
       *   Hawaiian Holdings, Inc.                                                                   28,875               109,725

       *   Hawk Corp.                                                                                10,700               148,088
           Healthcare Services Group, Inc.                                                           24,175               513,719
           Heartland Express, Inc.                                                                  186,185             3,967,602
           Heico Corp.                                                                               27,200               620,976
           Heico Corp. Class A                                                                       39,065               705,123
       *   Heidrick & Struggles International, Inc.                                                  51,107             1,689,086
       *   Henry Bros. Electronics, Inc.                                                              1,000                 4,950
       *   Herley Industries, Inc.                                                                   36,600               602,802
     * #   Hexcel Corp.                                                                             176,600             2,936,858
       *   Hirsch International Corp. Class A                                                         3,200                 3,968
     * #   Hi-Shear Technology Corp.                                                                  9,600                26,688
       *   Hub Group, Inc. Class A                                                                   52,988             2,148,663
       *   Hudson Highland Group, Inc.                                                               65,560             1,655,390
       *   Hudson Technologies, Inc.                                                                  4,700                 8,225
       *   Hurco Companies, Inc.                                                                     16,160               366,347
       *   Huttig Building Products, Inc.                                                            50,900               441,303
       *   ICT Group, Inc.                                                                           18,674               299,157
       *   II-VI, Inc.                                                                               79,404             1,518,999
           IKON Office Solutions, Inc.                                                              371,160             3,733,870
       *   Industrial Distribution Group, Inc.                                                       24,306               179,135
       *   Infrasource Services, Inc.                                                               107,300             1,258,629
       *   Innotrac Corp.                                                                            16,300               108,395
       *   Innovative Solutions & Support, Inc.                                                      18,450               272,138
       *   Insituform Technologies, Inc. Class A                                                     72,919             1,448,901
     * #   Integrated Electrical Services, Inc.                                                      98,700                54,285
           International Aluminum Corp.                                                               2,200                87,516
       *   International Shipholding Corp.                                                            8,000               126,720
           Interpool, Inc.                                                                           42,400               791,184
       *   Intersections, Inc.                                                                       26,574               240,229
     * #   Ionatron, Inc.                                                                           195,785             2,055,743
       *   Jacuzzi Brands, Inc.                                                                     200,678             1,619,471
       #   JLG Industries, Inc.                                                                      77,800             3,539,900
       *   JPS Industries, Inc.                                                                       8,900                28,925
       *   Kadant, Inc.                                                                              35,720               650,461
           Kaman Corp. Class A                                                                       57,400             1,102,654
       *   Kansas City Southern                                                                     145,600             3,635,632
           Kaydon Corp.                                                                              73,700             2,384,932
           Kelly Services, Inc. Class A                                                              90,666             2,520,515
       *   Key Technology, Inc.                                                                       4,900                65,415
       *   Kforce, Inc.                                                                             104,255             1,293,805
       *   Kirby Corp.                                                                               66,700             3,548,440
           Knight Transportation, Inc.                                                              148,653             4,782,167
       *   Knoll, Inc.                                                                               83,000             1,381,120
       *   Korn/Ferry International                                                                 105,700             1,820,154
       *   K-Tron International, Inc.                                                                 2,300                84,663
       *   KVH Industries, Inc.                                                                      38,028               363,548
       *   LaBarge, Inc.                                                                             39,100               520,812
       *   Labor Ready, Inc.                                                                        144,700             3,194,976
       *   Ladish Co., Inc.                                                                          35,200               721,600
       *   Lancer Corp.                                                                               9,025               195,752
           Lawson Products, Inc.                                                                     11,851               447,375
       *   Layne Christensen Co.                                                                     30,519               676,606
       *   Learning Tree International, Inc.                                                         48,781               659,519
           Lennox International, Inc.                                                               162,105             4,733,466
           Lincoln Electric Holdings, Inc.                                                          104,361             4,258,972

           Lindsay Manufacturer Co.                                                                  31,300               581,241
       *   LMI Aerospace, Inc.                                                                        9,100               120,277
           LSI Industries, Inc.                                                                      53,983               971,694
       *   Lydall, Inc.                                                                              40,700               340,252
       *   Lynch Corp.                                                                                1,500                11,400
       *   Mac-Gray Corp.                                                                            20,200               236,744
       *   Magnetek, Inc.                                                                            75,900               219,351
       *   MAIR Holdings, Inc.                                                                       53,016               251,296
       *   Marten Transport, Ltd.                                                                    10,388               277,256
       *   Maxco, Inc.                                                                                3,000                16,980
           McGrath Rentcorp.                                                                         64,314             1,838,737
       *   Meadow Valley Corp.                                                                        2,300                26,450
     * #   Medialink Worldwide, Inc.                                                                  5,900                19,765
       *   Merrimac Industries, Inc.                                                                  2,760                24,978
     * #   Mesa Air Group, Inc.                                                                      78,235               804,256
           Met-Pro Corp.                                                                             10,766               132,099
       *   MFRI, Inc.                                                                                 4,848                25,646
     * #   Microvision, Inc.                                                                         57,123               204,215
       *   Middleby Corp.                                                                            22,487             1,762,981
       *   Midwest Air Group, Inc.                                                                   45,700               153,552
       *   Milacron, Inc.                                                                           150,305               190,887
     * #   Millennium Cell, Inc.                                                                     57,100                95,928
       *   Miller Industries, Inc.                                                                   19,080               389,995
           Mine Safety Appliances Co.                                                                95,800             3,717,998
       *   Misonix, Inc.                                                                             17,800                88,822
       *   Mobile Mini, Inc.                                                                         38,715             1,935,750
       *   Modtech Holdings, Inc.                                                                    36,550               313,599
       *   Moog, Inc. Class A                                                                        27,900               817,191
       *   Moog, Inc. Class B                                                                         4,850               141,911
       *   Morgan Group Holding Co.                                                                     200                    19
       *   MPW Industrial Services Group, Inc.                                                        4,900                 9,185
       *   MTC Technologies, Inc.                                                                    40,748             1,335,312
           Mueller Industries, Inc.                                                                  95,745             2,591,817
           Multi-Color Corp.                                                                          3,654                84,773
       *   M-Wave, Inc.                                                                               2,300                 1,357
           NACCO Industries, Inc. Class A                                                             6,400               749,440
       *   Nashua Corp.                                                                               5,700                43,320
       *   National Patent Development Corp.                                                         14,160                26,762
       *   National Technical Systems, Inc.                                                          10,200                47,124
       *   Navigant Consulting, Inc.                                                                123,400             2,518,594
       *   NCI Building Systems, Inc.                                                                55,300             2,408,315
       *   NCO Group, Inc.                                                                           84,022             1,448,548
       *   NES Rentals Holdings, Inc.                                                                    36                   458
       *   New Horizons Worldwide, Inc.                                                              12,000                10,200
           Nordson Corp.                                                                             91,775             3,654,481
       *   North America Galvanizing & Coatings, Inc.                                                 6,500                13,585
     * #   Northwest Airlines Corp.                                                                 225,045               105,434
       *   NuCo2, Inc.                                                                               39,800             1,119,176
       *   Odyssey Marine Exploration, Inc.                                                         113,300               356,895
       *   Old Dominion Freight Line, Inc.                                                           64,948             2,468,673
       *   Omega Flex, Inc.                                                                           5,300                78,917
       *   On Assignment, Inc.                                                                       68,715               759,301
       *   Orbit International Corp.                                                                  1,977                27,850
       *   Orbital Sciences Corp.                                                                   144,252             1,739,679
           Outlook Group Corp.                                                                        2,300                32,798

       *   P.A.M. Transportation Services, Inc.                                                      19,850               323,952
       *   Paragon Technologies, Inc.                                                                 6,500                64,350
       *   Park-Ohio Holdings Corp.                                                                  16,499               259,859
       *   Patrick Industries, Inc.                                                                   5,375                57,781
       *   Patriot Transportation Holding, Inc.                                                       2,400               164,160
       *   Peerless Manufacturing Co.                                                                 3,400                57,800
       *   Pemco Aviation Group, Inc.                                                                   950                18,715
       *   Perini Corp.                                                                              67,200             1,731,072
       *   PHH Corp.                                                                                134,100             3,870,126
       *   Pico Holdings, Inc.                                                                       34,200             1,154,592
       *   Pinnacle Airlines Corp.                                                                   57,500               399,625
       *   Plug Power, Inc.                                                                         221,443             1,136,003
       *   Portec Rail Products, Inc.                                                                16,500               213,885
       *   Portfolio Recovery Associates, Inc.                                                       41,105             1,575,144
       *   Powell Industries, Inc.                                                                   18,659               357,880
       *   Power-One, Inc.                                                                          244,661             1,521,791
       *   PPT Vision, Inc.                                                                           1,700                 2,363
           Preformed Line Products Co.                                                                4,721               195,025
       *   PRG-Schultz International, Inc.                                                          161,219               146,709
           Providence & Worcester Railroad Co.                                                        3,800                55,100
       *   Providence Service Corp.                                                                   6,000               175,320
       *   PW Eagle, Inc.                                                                             9,100               170,534
       *   Quanta Services, Inc.                                                                    329,900             4,668,085
       *   Quipp, Inc.                                                                                1,400                14,441
           Quixote Corp.                                                                             23,040               489,600
       *   RailAmerica, Inc.                                                                         99,800             1,086,822
           Raven Industries, Inc.                                                                    47,250             1,447,740
       *   RCM Technologies, Inc.                                                                    10,590                63,222
           Regal-Beloit Corp.                                                                        79,604             2,809,225
       *   RemedyTemp, Inc.                                                                          14,700               113,337
       *   Republic Airways Holdings, Inc.                                                          104,678             1,520,971
       *   Resources Connection, Inc.                                                               126,436             3,671,701
           Robbins & Myers, Inc.                                                                     39,100               828,920
           Rollins, Inc.                                                                            178,850             3,639,598
       *   Rush Enterprises, Inc. Class A                                                            43,071               659,417
       *   Rush Enterprises, Inc. Class B                                                             6,800                97,716
           Schawk, Inc.                                                                              21,500               397,535
       *   School Specialty, Inc.                                                                     3,800               139,992
           Schuff International, Inc.                                                                 6,800                45,900
       *   SCS Transportation, Inc.                                                                  37,454               738,218
       *   Secom General Corp.                                                                          140                   207
       *   Sequa Corp. Class A                                                                        6,700               423,440
       *   Sequa Corp. Class B                                                                        2,500               160,000
       *   Servotronics, Inc.                                                                         1,100                 5,033
       *   Shaw Group, Inc.                                                                         177,287             5,121,821
       *   Sholodge, Inc.                                                                             5,100                22,695
       *   SIFCO Industries, Inc.                                                                     5,300                17,755
       *   Simclar, Inc.                                                                              6,400                22,720
           Simpson Manufacturing Co., Inc.                                                           66,649             2,731,276
       *   Sirva, Inc.                                                                              192,400             1,489,176
       *   Sitel Corp.                                                                              193,000               592,510
           Skywest, Inc.                                                                            150,896             4,481,611
       *   SL Industries, Inc.                                                                        9,500               152,000
           Smith (A.O.) Corp.                                                                        58,400             2,118,168
           Smith (A.O.) Corp. Convertible Class A                                                     3,750               136,013

       *   Smithway Motor Xpress Corp. Class A                                                        3,900                31,707
       *   SOURCECORP, Inc.                                                                          41,102             1,071,118
       *   SPACEHAB, Inc.                                                                            26,866                19,075
           Sparton Corp.                                                                              8,134                75,728
       *   Spherion Corp.                                                                           162,820             1,595,636
       *   Spherix, Inc.                                                                             11,700                15,327
     * #   Spire Corp.                                                                                6,500                48,881
     * #   Standard Automotive Corp.                                                                  4,400                     0
       *   Standard Parking Corp.                                                                     5,726               109,653
           Standard Register Co.                                                                     62,700               929,214
           Standex International Corp.                                                               32,400               898,776
           Starrett (L.S.) Co. Class A                                                                4,700                85,775
       *   Sterling Construction Co., Inc.                                                           13,700               269,890
           Stewart & Stevenson Services, Inc.                                                        76,002             1,558,041
       *   Stonepath Group, Inc.                                                                     67,200                50,400
       *   Strategic Distribution, Inc.                                                               2,929                30,022
           Sun Hydraulics, Inc.                                                                      28,401               541,607
           Supreme Industries, Inc.                                                                  11,008                86,413
       *   Swift Transportation Co., Inc.                                                             6,243               122,238
           Sypris Solutions, Inc.                                                                    49,347               545,284
       *   SYS                                                                                       26,900                97,916
       *   TB Wood's Corp.                                                                            7,400                49,025
       *   Team, Inc.                                                                                19,100               454,389
       *   TeamStaff, Inc.                                                                           19,500                24,375
           Tech/Ops Sevcon, Inc.                                                                      3,700                21,164
           Technology Research Corp.                                                                 13,950                51,197
           Tecumseh Products Co. Class A                                                             33,600               749,952
       *   Teledyne Technologies, Inc.                                                              100,300             3,283,822
       *   TeleTech Holdings, Inc.                                                                  188,300             2,340,569
           Tennant Co.                                                                               23,500             1,102,620
       *   Tetra Tech, Inc.                                                                         149,196             2,327,458
       *   The Advisory Board Co.                                                                    35,897             1,734,543
       *   The Alpine Group, Inc.                                                                    13,100                31,440
       *   The Geo Group, Inc.                                                                       24,200               591,690
       *   The Lamson & Sessions Co.                                                                 37,200               892,056
           The Manitowoc Co., Inc.                                                                   78,750             3,945,375
       *   Thomas Group, Inc.                                                                         3,900                27,300
       *   Timco Aviation Services, Inc.                                                                152                   915
           Titan International, Inc.                                                                 19,000               327,560
           Todd Shipyards Corp.                                                                       6,200               143,220
       *   Trailer Bridge, Inc.                                                                       9,500                87,875
       *   Transport Corporation of America, Inc.                                                     6,200                59,831
       *   Transtechnology Corp.                                                                      6,100                46,970
       *   TRC Companies, Inc.                                                                       37,900               438,503
           Tredegar Industries, Inc.                                                                 97,291             1,216,138
     * #   Trex Co., Inc.                                                                            37,200               850,764
           Trinity Industries, Inc.                                                                  27,800             1,157,592
       *   Triumph Group, Inc.                                                                       41,602             1,578,796
     * #   TRM Corp.                                                                                  7,000                49,840
       *   Tufco Technologies, Inc.                                                                   4,600                30,360
     * #   TurboChef Technologies, Inc.                                                              76,933             1,010,900
           Twin Disc, Inc.                                                                            2,700               113,400
       *   U.S. Home Systems, Inc.                                                                   14,935                99,318
       *   U.S. Xpress Enterprises, Inc. Class A                                                     10,523               159,950
           UAP Holding Corp.                                                                        117,400             2,228,252

       *   Ultralife Batteries, Inc.                                                                 12,700               165,354
           United Industrial Corp.                                                                   32,400             1,407,780
     * #   United Rentals, Inc.                                                                     203,700             4,310,292
       *   United Stationers, Inc.                                                                   59,000             2,891,000
       #   Universal Forest Products, Inc.                                                           47,905             2,752,621
     * #   UQM Technologies, Inc.                                                                    64,200               240,750
       *   URS Corp.                                                                                 84,213             3,547,052
     * #   US Airways Group, Inc. Class A                                                            46,800                 7,488
       *   USA Truck, Inc.                                                                           23,735               643,219
     * #   Valence Technology, Inc.                                                                  20,900                41,382
       *   Valley National Gases, Inc.                                                                5,300                97,520
           Valmont Industries, Inc.                                                                  63,800             2,129,006
       *   Valpey Fisher Corp.                                                                        1,650                 5,379
       *   Versar, Inc.                                                                               9,800                33,320
           Viad Corp.                                                                                58,300             1,775,235
           Vicor Corp.                                                                               78,519             1,274,363
       *   Volt Information Sciences, Inc.                                                           32,000               630,080
           VSE Corp.                                                                                  2,200                75,570
           Wabash National Corp.                                                                     77,800             1,544,330
           Wabtec Corp.                                                                             124,500             3,215,835
       #   Walter Industries, Inc.                                                                   41,400             2,084,490
           Washington Group International, Inc.                                                      68,115             3,522,227
     * #   Waste Connections, Inc.                                                                   76,100             2,651,324
           Waste Industries USA, Inc.                                                                20,900               291,346
       *   Water Pik Technologies, Inc.                                                              32,000               667,520
           Watsco, Inc. Class A                                                                      61,500             3,859,125
           Watsco, Inc. Class B                                                                       1,350                84,375
           Watson Wyatt & Co. Holdings                                                              110,100             2,963,892
           Watts Water Technologies, Inc.                                                            65,900             1,903,851
           Werner Enterprises, Inc.                                                                   2,700                55,269
       *   Westaff, Inc.                                                                             23,800               110,908
     * #   Western Power & Equipment Corp.                                                            3,273                 5,728
       *   Willis Lease Finance Corp.                                                                 9,200                80,959
       *   Wolverine Tube, Inc.                                                                      37,900               195,564
           Woodward Governor Co.                                                                     28,591             2,335,027
       *   World Air Holdings, Inc.                                                                   5,033                52,947
           WSI Industries, Inc.                                                                       2,000                 6,820
       *   Xanser Corp.                                                                              45,700               137,100
           York International Corp.                                                                  86,283             4,856,870
           Zareba Systems, Inc.                                                                         300                 2,498
                                                                                                              -------------------
Total Industrials                                                                                                     472,381,294
                                                                                                              -------------------

Health Care -- (12.9%)
       *   A.D.A.M., Inc.                                                                               700                 4,718
     * #   aaiPharma, Inc.                                                                           47,250                11,340
       *   Abaxis, Inc.                                                                              27,000               447,930
     * #   Abgenix, Inc.                                                                            243,817             3,342,731
       *   Abiomed, Inc.                                                                             67,570               590,562
     * #   Able Laboratories, Inc.                                                                   11,300                   588
       *   Acacia Research-CombiMatrix                                                               76,538               130,115
       *   Acadia Pharmaceuticals, Inc.                                                               7,400                64,898
       *   Accelr8 Technology Corp.                                                                     880                 2,640
       *   Accelrys, Inc.                                                                            68,316               553,360
       *   Access Pharmaceuticals, Inc.                                                              38,900                24,896
       *   Acusphere, Inc.                                                                           25,880               126,812

       *   Adolor Corp.                                                                             106,000             1,544,420
       *   Advanced Magnetics, Inc.                                                                  14,824               156,245
       *   Advancis Pharmaceutical Corp.                                                              2,512                 3,291
     * #   ADVENTRX Pharmaceuticals, Inc.                                                           182,200               510,160
       *   Air Methods Corp.                                                                         29,470               443,523
       *   Akorn, Inc.                                                                               71,000               291,100
     * #   Aksys, Ltd.                                                                               77,980                72,521
       *   Albany Molecular Research, Inc.                                                           87,860             1,075,406
       *   Alexion Pharmaceuticals, Inc.                                                             83,300             1,625,183
       *   Align Technology, Inc.                                                                   166,710             1,153,633
       *   Alkermes, Inc.                                                                           227,125             4,129,132
       *   Alliance Imaging, Inc.                                                                   128,800               716,128
       *   Allied Healthcare International, Inc.                                                     93,983               563,898
       *   Allied Healthcare Products, Inc.                                                           6,600                36,300
       *   Allos Therapeutics, Inc.                                                                  84,610               176,835
     * #   Allscripts Healthcare Solutions, Inc.                                                    109,042             1,461,163
       *   Almost Family, Inc.                                                                        1,600                24,400
       *   Alnylam Pharmaceuticals, Inc.                                                              6,382                80,158
           Alpharma, Inc. Class A                                                                   112,400             2,969,608
       *   Alteon, Inc.                                                                              59,800                11,960
       *   Amedisys, Inc.                                                                            42,375             1,880,602
       *   America Services Group, Inc.                                                              28,158               485,725
       *   American Claims Evaluation, Inc.                                                           1,000                 1,960
       *   American Dental Partners, Inc.                                                            20,750               387,402
       *   American Healthways, Inc.                                                                 91,600             4,067,956
       *   American Medical Systems Holdings, Inc.                                                  188,066             3,460,414
       *   American Retirement Corp.                                                                 84,700             2,085,314
           American Shared Hospital Services                                                          5,900                38,350
       *   AMICAS, Inc.                                                                             126,871               602,637
       *   AMN Healthcare Services, Inc.                                                             77,300             1,472,565
       *   Amsurg Corp.                                                                              80,333             1,936,829
           Analogic Corp.                                                                            39,000             1,870,440
       *   Andrx Corp.                                                                               48,340               859,969
       *   Angeion Corp.                                                                                215                   557
       *   AngioDynamics, Inc.                                                                        7,132               146,991
       *   Anika Therapeutics, Inc.                                                                  26,971               318,528
     * #   Antigenics, Inc.                                                                         123,013               672,881
     * #   AP Pharma, Inc.                                                                           44,423                63,969
     * #   Aphton Corp.                                                                              94,488                36,850
       *   Applera Corp. - Celera Genomics Group                                                    188,800             2,344,896
     * #   Applied Imaging Corp.                                                                      3,775                 3,473
       *   Apria Healthcare Group, Inc.                                                              53,600             1,311,056
       *   Aradigm Corp.                                                                             78,790                74,063
       *   Arena Pharmaceuticals, Inc.                                                              101,216             1,091,108
           Argonaut Technologies, Inc.                                                                3,398                   902
       *   Ariad Pharmaceuticals, Inc.                                                              164,131             1,012,688
       *   Arqule, Inc.                                                                              94,912               657,740
       *   Array BioPharma, Inc.                                                                    104,503               702,260
       #   Arrhythmia Research Technology, Inc.                                                       6,900                69,345
           Arrow International, Inc.                                                                116,548             3,476,627
       *   Arthrocare Corp.                                                                          67,010             2,563,132
       *   Aspect Medical Systems, Inc.                                                              58,676             2,210,325
       *   AtheroGenics, Inc.                                                                       102,500             1,536,475
           Atrion Corp.                                                                               3,400               223,550
       *   ATS Medical, Inc.                                                                         75,397               226,191

       *   Auxilium Pharmaceuticals, Inc.                                                            19,500               104,130
       *   AVANIR Pharmaceuticals Class A                                                           293,700               825,297
       *   Avant Immunotherapeutics, Inc.                                                           136,734               244,754
     * #   AVI BioPharma, Inc.                                                                      119,900               402,864
       *   Avigen, Inc.                                                                              54,643               163,929
     * #   AXM Pharma, Inc.                                                                          45,500                20,475
       *   Axonyx, Inc.                                                                               1,300                 1,170
       *   Bentley Pharmaceuticals, Inc.                                                             58,560             1,048,810
       *   Beverly Enterprises, Inc.                                                                261,800             3,120,656
       *   Bioanalytical Systems, Inc.                                                                4,500                23,715
       *   BioCryst Pharmaceuticals, Inc.                                                            71,036             1,153,625
       *   Bioenvision, Inc.                                                                        110,162               603,688
       *   Bio-Imaging Technologies, Inc.                                                            28,290                72,139
       #   BioLase Technology, Inc.                                                                  59,508               382,041
       *   Bio-Logic Systems Corp.                                                                    8,400                72,912
       *   BioMarin Pharmaceutical, Inc.                                                            203,282             1,979,967
       *   Bio-Rad Laboratories, Inc. Class A                                                        19,400             1,133,348
       *   Bio-Reference Laboratories, Inc.                                                          34,546               626,664
       *   BioSante Pharmaceuticals, Inc.                                                            49,800               222,108
       *   BioScrip, Inc.                                                                            99,705               889,369
       *   Biosite, Inc.                                                                             46,845             2,762,918
       *   Biospecifics Technologies Corp.                                                            2,200                 3,300
       *   BioSphere Medical, Inc.                                                                   39,300               219,294
     * #   BioTime, Inc.                                                                              4,200                 1,134
       *   Bioveris Corp.                                                                            31,800               151,368
       *   Bovie Medical Corp.                                                                        2,800                 8,204
     * #   Bradley Pharmaceuticals, Inc.                                                             43,151               537,230
     * #   BriteSmile, Inc.                                                                             785                   408
       *   Bruker BioSciences Corp.                                                                 242,219             1,203,828
       *   Caliper Life Sciences, Inc.                                                               83,424               602,321
           Cambrex Corp.                                                                             71,600             1,292,380
     * #   CancerVax Corp.                                                                           70,800                98,412
       *   Candela Corp.                                                                             61,210               881,424
       *   Cantel Medical Corp.                                                                      38,460               704,203
       *   Capital Senior Living Corp.                                                               71,100               718,110
       *   Caprius, Inc.                                                                                 27                    39
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                  70,250               647,705
       *   Cardiac Science Corp.                                                                     33,613               315,290
       *   CardioDynamics International Corp.                                                       122,702               127,610
       *   Cardiotech International, Inc.                                                            49,863               136,126
     * #   Cell Genesys, Inc.                                                                       123,136               716,652
     * #   Cell Therapeutics, Inc.                                                                  168,900               354,690
       *   Cellegy Pharmaceuticals, Inc.                                                             62,596                39,435
       *   Centene Corp.                                                                            115,300             2,768,353
       *   Cepheid, Inc.                                                                            110,306             1,212,263
       *   Cerus Corp.                                                                               60,000               536,400
       *   Chad Therapeutics, Inc.                                                                    9,700                40,740
           Chemed Corp.                                                                              69,600             3,528,720
       *   Cholestech Corp.                                                                          39,300               372,564
       *   Ciphergen Biosystems, Inc.                                                                73,586                94,190
     * #   Clarient, Inc.                                                                            20,200                25,250
           Clinical Data, Inc.                                                                        4,343                93,331
           CNS, Inc.                                                                                 37,420               860,660
       *   Collagenex Pharmaceuticals, Inc.                                                          39,143               382,036
       *   Columbia Laboratories, Inc.                                                              113,300               426,008

       *   Compex Technologies, Inc.                                                                 33,954               229,869
           Computer Programs & Systems, Inc.                                                         30,100             1,211,826
       *   Conceptus, Inc.                                                                           71,936             1,112,850
       *   Conmed Corp.                                                                              81,454             1,840,046
       *   Connetics Corp.                                                                           93,160             1,235,302
       *   Conor Medsystems, Inc.                                                                     5,800               114,666
       *   Corautus Genetics, Inc.                                                                    1,542                 6,538
     * #   Corcept Therapeutics, Inc.                                                                55,100               250,154
       *   Corgentech, Inc.                                                                          52,137               118,872
     * #   Cortex Pharmaceuticals, Inc.                                                              28,000                66,920
       *   Corvel Corp.                                                                              12,400               200,880
       *   Cotherix, Inc.                                                                            36,500               452,965
     * #   Critical Therapeutics, Inc.                                                               66,500               430,255
       *   Criticare Systems, Inc.                                                                   32,500               152,750
       *   Cross Country Healthcare, Inc.                                                            87,657             1,619,901
       *   CryoLife, Inc.                                                                            65,600               249,280
       *   Cubist Pharmaceuticals, Inc.                                                             145,440             3,288,398
       *   CuraGen Corp.                                                                            149,631               616,480
       *   Curative Health Services, Inc.                                                            37,800                24,570
       *   Curis, Inc.                                                                              130,759               511,268
       *   Cutera, Inc.                                                                               8,800               348,304
       *   CV Therapeutics, Inc.                                                                    120,905             2,989,981
     * #   Cyberonics, Inc.                                                                          66,700             1,881,607
       *   Cygnus, Inc.                                                                                 100                    15
       *   Cypress Bioscience, Inc.                                                                  84,333               476,481
     * #   Cytogen Corp.                                                                             42,070               128,313
       *   CytRx Corp.                                                                                1,700                 1,598
           Datascope Corp.                                                                           40,234             1,412,213
       *   Daxor Corp.                                                                                4,500                70,650
       *   Del Global Technologies Corp.                                                             10,627                35,866
     * #   Dendreon Corp.                                                                           161,078               951,971
       *   Dendrite International, Inc.                                                             115,759             2,180,900
     * #   DepoMed, Inc.                                                                            109,734               659,501
       #   Diagnostic Products Corp.                                                                 74,300             3,384,365
       *   Dialysis Corporation of America                                                            2,484                28,566
       *   Digene Corp.                                                                              54,300             1,488,906
       *   Dionex Corp.                                                                              54,415             2,570,020
       *   Discovery Laboratories, Inc.                                                             145,723               979,259
       *   Discovery Partners International, Inc.                                                    70,218               165,012
       *   Diversa Corp.                                                                            121,030               619,674
       *   DJ Orthopedics, Inc.                                                                      58,900             1,835,324
       *   DOV Pharmaceutical, Inc.                                                                  62,328               900,016
     * #   Durect Corp.                                                                             150,166               786,870
       *   DUSA Pharmaceuticals, Inc.                                                                45,361               452,703
       *   Dyax Corp.                                                                               102,800               451,292
     * #   Dynacq Healthcare, Inc.                                                                   21,500                66,437
       *   Dynavax Technologies Corp.                                                                18,300                81,984
       *   Eclipsys Corp.                                                                            17,100               306,603
       *   Elite Pharmaceuticals, Inc.                                                               49,400                89,414
       *   Embrex, Inc.                                                                              16,800               235,200
       *   Emeritus Corp.                                                                            16,100               312,501
       *   Emisphere Technologies, Inc.                                                              63,242               296,605
       *   Encore Medical Corp.                                                                     136,100               718,608
       *   Encysive Pharmaceuticals, Inc.                                                           160,898             1,829,410
       *   Endocare, Inc.                                                                            25,000                71,250

       *   Endologix, Inc.                                                                           86,851               533,265
       *   Enpath Medical, Inc.                                                                      11,500                90,522
     * #   Entremed, Inc.                                                                           130,500               280,575
       *   Enzo Biochem, Inc.                                                                        87,204             1,189,463
       *   Enzon Pharmaceuticals, Inc.                                                               52,800               358,512
       *   EP Medsystems, Inc.                                                                       14,500                37,990
       *   EPIX Pharmaceuticals, Inc.                                                                63,028               310,728
       *   eResearch Technology, Inc.                                                               138,510             1,792,319
       *   Ergo Science Corp.                                                                         6,950                 6,602
       *   Escalon Medical Corp.                                                                      3,100                15,314
       *   Exact Sciences Corp.                                                                      68,705               100,309
       *   Exactech, Inc.                                                                            10,500               135,240
       *   Exelixis, Inc.                                                                           220,221             1,779,386
       *   E-Z-EM, Inc.                                                                              16,262               340,364
       *   First Horizon Pharmaceutical Corp.                                                        95,164             1,676,790
       *   Fischer Imaging Corp.                                                                        300                    43
       *   Five Star Quality Care, Inc.                                                              41,900               304,194
       *   Genaera Corp.                                                                             22,300                31,889
       *   Gene Logic, Inc.                                                                          84,972               305,899
       *   Genesis HealthCare Corp.                                                                  53,650             2,255,982
       *   Genta, Inc.                                                                              157,275               191,875
       *   Gentiva Health Services, Inc.                                                             60,237               988,489
       *   GenVec, Inc.                                                                             114,669               189,204
     * #   Geron Corp.                                                                              173,509             1,558,111
       *   Greatbatch, Inc.                                                                          58,600             1,698,228
       *   GTC Biotherapeutics, Inc.                                                                 58,164               104,695
       *   GTx, Inc.                                                                                 24,000               187,920
       *   Haemonetics Corp.                                                                         76,647             3,918,961
       *   Hanger Orthopedic Group, Inc.                                                             56,252               356,075
       *   Harvard Bioscience, Inc.                                                                  78,017               300,365
       *   HealthAxis, Inc.                                                                             750                   997
       *   HealthExtras, Inc.                                                                       104,910             2,373,064
       *   HealthStream, Inc.                                                                           200                   430
       *   HealthTronics Surgical Services, Inc.                                                     91,636               672,608
     * #   Hemispherx Biopharma, Inc.                                                               135,200               336,648
       *   Hi-Tech Pharmacal Co., Inc.                                                               20,550               785,215
       *   HMS Holdings Corp.                                                                        51,614               389,686
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                         54,053               289,724
       *   Hologic, Inc.                                                                             60,100             4,271,307
           Hooper Holmes, Inc.                                                                      178,400               520,928
       *   Horizon Health Corp.                                                                      30,100               698,922
       *   Human Genome Sciences, Inc.                                                              153,363             1,418,608
     * #   Icagen, Inc.                                                                               6,500                40,950
     * #   ICOS Corp.                                                                               151,333             4,311,477
       *   ICU Medical, Inc.                                                                         36,250             1,304,275
       *   IDM Pharma, Inc.                                                                           1,788                 7,080
       *   IDX Systems Corp.                                                                         81,251             3,548,231
       *   I-Flow Corp.                                                                              58,500               766,935
       *   Illumina, Inc.                                                                           111,842             1,761,511
     * #   Immtech International, Inc.                                                               32,100               255,195
       *   Immucor, Inc.                                                                            119,018             2,948,076
       *   Immunicon Corp.                                                                           38,863               162,059
       *   ImmunoGen, Inc.                                                                          116,853               646,197
     * #   Immunomedics, Inc.                                                                       140,600               285,418
       *   IMPATH Bankruptcy Liquidating Trust                                                       21,600                45,360

       *   Impax Laboratories, Inc.                                                                 147,344             1,465,336
     * #   Implant Sciences Corp.                                                                    31,300               127,391
       *   Incyte Corp.                                                                             217,505             1,209,328
       *   Indevus Pharmaceuticals, Inc.                                                            126,094               505,637
     * #   Inhibitex, Inc.                                                                           32,100               294,036
       *   Innovative Clinical Solutions, Ltd.                                                          568                     2
     * #   Inovio Biomedical Corp.                                                                   15,100                34,881
     * #   Insite Vision, Inc.                                                                       18,000                16,020
     * #   Insmed, Inc.                                                                              69,118                88,471
       *   Inspire Pharmaceuticals, Inc.                                                            110,169               797,624
       *   Integra LifeSciences Holdings                                                             80,055             2,925,210
       *   IntegraMed America, Inc.                                                                   6,731                73,503
       *   Intermagnetics General Corp.                                                              76,642             2,562,908
       *   InterMune, Inc.                                                                           88,400             1,277,380
     * #   Interpharm Holdings, Inc.                                                                 55,800                77,562
       *   IntraBiotics Pharmaceuticals, Inc.                                                        18,700                68,723
       *   IntraLase Corp.                                                                           13,400               231,954
     * #   Introgen Therapeutics, Inc.                                                               83,523               516,172
           Invacare Corp.                                                                            79,800             2,725,968
       *   Inverness Medical Innovations, Inc.                                                        7,261               174,264
       *   Iomed, Inc.                                                                               17,400                49,764
       *   Iridex Corp.                                                                              15,449               111,386
       *   IRIS International, Inc.                                                                  46,124             1,137,879
       *   Isis Pharmaceuticals, Inc.                                                               157,300               797,511
     * #   Isolagen, Inc.                                                                            78,000               132,600
       *   Ista Pharmaceuticals, Inc.                                                                66,545               459,826
     * #   I-Trax, Inc.                                                                              56,800               107,920
       *   IVAX Diagnostics, Inc.                                                                    16,600                61,420
     * #   iVow, Inc.                                                                                   650                 2,925
       *   Kendle International, Inc.                                                                36,703               877,202
       *   Kensey Nash Corp.                                                                         29,054               665,046
       *   Keryx Biopharmaceuticals, Inc.                                                           101,650             1,411,919
           Kewaunee Scientific Corp.                                                                  2,000                18,440
     * #   Kindred Healthcare, Inc.                                                                 100,578             2,783,999
       *   Kosan Biosciences, Inc.                                                                   88,206               638,611
       *   K-V Pharmaceutical Co. Class A                                                            94,150             1,864,170
       *   K-V Pharmaceutical Co. Class B                                                            20,275               405,500
       *   Kyphon, Inc.                                                                              69,742             2,963,338
       *   Lannet Co., Inc.                                                                          62,630               427,137
     * #   Large Scale Biology Corp.                                                                 10,100                 3,333
     * #   Laserscope                                                                                57,750             1,242,780
           LCA-Vision, Inc.                                                                          53,225             2,540,429
           Lectec Corp.                                                                               3,800                 2,280
       *   Lexicon Genetics, Inc.                                                                   166,718               630,194
       *   Lifecell Corp.                                                                            87,300             1,604,574
       *   Lifecore Biomedical, Inc.                                                                 34,030               509,769
       *   Lifeline Systems, Inc.                                                                    24,246               861,460
     * #   Ligand Pharmaceuticals, Inc. Class B                                                     186,300             2,065,601
     * #   Lipid Sciences, Inc.                                                                      67,308               185,097
       *   Luminex Corp.                                                                             84,643               887,059
       *   Magellan Health Services, Inc.                                                            85,807             2,507,281
       *   Mannkind Corp.                                                                             6,500                84,305
     * #   Martek Biosciences Corp.                                                                  85,520             2,241,479
     * #   Matria Healthcare, Inc.                                                                   55,239             1,874,259
       *   Matritech, Inc.                                                                           29,500                18,290

       *   Matrixx Initiatives, Inc.                                                                 24,875               541,280
       *   Maxim Pharmaceuticals, Inc.                                                               64,233                79,007
       *   Maxygen, Inc.                                                                             92,852               685,248
       *   Medarex, Inc.                                                                            289,662             3,029,865
       *   MedCath Corp.                                                                             47,549               924,353
     * #   Med-Design Corp.                                                                          14,751                 9,293
       *   Medical Action Industries, Inc.                                                           26,939               508,339
       *   Medical Staffing Network Holdings, Inc.                                                   76,200               420,624
       *   MEDTOX Scientific, Inc.                                                                    7,545                56,663
     * #   Memory Pharmaceuticals Corp.                                                               4,400                 9,328
       *   Memry Corp.                                                                               74,900               144,557
       *   Merge Technologies, Inc.                                                                  57,244             1,633,744
           Meridian Bioscience, Inc.                                                                 67,756             1,265,005
       *   Merit Medical Systems, Inc.                                                               73,876               945,613
       *   Metabasis Therapeutics, Inc.                                                                 600                 3,480
       *   Metropolitan Health Networks, Inc.                                                       127,600               302,412
       *   MGI Pharma, Inc.                                                                          12,397               244,717
       *   Micro Therapeutics, Inc.                                                                 126,203               784,983
     * #   MicroIslet, Inc.                                                                          22,600                39,324
       *   Microtek Medical Holdings, Inc.                                                          113,116               419,660
       *   Milestone Scientific, Inc.                                                                17,500                21,875
       *   Miravant Medical Technologies                                                              1,800                   468
       *   Molecular Devices Corp.                                                                   44,340             1,190,529
       *   Molina Healthcare, Inc.                                                                   71,700             1,914,390
       *   Momenta Pharmaceutical, Inc.                                                              42,900               948,090
       *   Monogram Biosciences, Inc.                                                               311,835               558,185
       *   MTS Medication Technologies                                                                  500                 3,050
       *   Myogen, Inc.                                                                             105,973             2,303,853
       *   Myriad Genetics, Inc.                                                                     80,857             1,553,263
       *   Nabi Biopharmaceuticals                                                                  153,950               494,180
       *   Nanogen, Inc.                                                                            120,410               339,556
       *   Nastech Pharmaceutical Co., Inc.                                                          53,933               771,242
       *   National Dentex Corp.                                                                      5,150               103,964
           National Home Health Care Corp.                                                            7,065                69,732
       *   National Medical Health Card Systems, Inc.                                                12,200               337,452
           National Research Corp.                                                                    6,800               112,200
       *   Natus Medical, Inc.                                                                       46,900               775,726
           NDCHealth Corp.                                                                           96,700             1,821,828
       *   Nektar Therapeutics                                                                      227,083             3,819,536
       *   Neogen Corp.                                                                              23,543               472,932
       *   Neopharm, Inc.                                                                            61,617               581,664
       *   Neose Technologies, Inc.                                                                  65,901               115,327
       *   Neurobiological Technologies, Inc.                                                         2,700                10,827
       *   Neurogen Corp.                                                                            90,007               669,652
       *   Neurometric, Inc.                                                                         16,030               498,373
       *   New Brunswick Scientific Co., Inc.                                                         8,434                54,652
       *   New River Pharmaceuticals, Inc.                                                           13,917               657,578
     * #   NitroMed, Inc.                                                                            58,278               946,435
       *   NMT Medical, Inc.                                                                         32,199               594,716
       *   North American Scientific, Inc.                                                           38,550                90,207
     * #   Northfield Laboratories, Inc.                                                             69,985               897,208
       *   NovaMed, Inc.                                                                             57,567               393,758
     * #   Novavax, Inc.                                                                            113,371               393,397
       *   Noven Pharmaceuticals, Inc.                                                               61,608               832,324
       *   Novoste Corp.                                                                              5,950                15,470

       *   NPS Pharmaceuticals, Inc.                                                                 97,720             1,132,575
       *   Nutraceutical International Corp.                                                         29,064               373,763
     * #   Nutrition 21, Inc.                                                                           500                   350
       *   NuVasive, Inc.                                                                            64,552             1,110,294
       *   Nuvelo, Inc.                                                                             113,681               990,162
           NWH, Inc.                                                                                  4,100                54,674
     * #   OCA, Inc.                                                                                130,851                51,032
       *   Odyssey Healthcare, Inc.                                                                  93,300             1,727,916
       *   Omnicell, Inc.                                                                            67,176               670,416
       *   Onyx Pharmaceuticals, Inc.                                                                88,800             2,240,424
       *   Optical Sensors, Inc.                                                                      1,633                 4,409
           Option Care, Inc.                                                                         84,950             1,064,424
       *   OraSure Technologies, Inc.                                                               118,550             1,607,538
       *   Orchid Cellmark, Inc.                                                                     61,074               410,417
       *   Orthologic Corp.                                                                          95,763               397,416
     * #   Oscient Pharmaceutical Corp.                                                             193,192               376,724
       *   Osteotech, Inc.                                                                           43,800               157,680
           Owens & Minor, Inc.                                                                      103,900             2,946,604
       *   Oxigene, Inc.                                                                             52,400               249,424
       *   Pain Therapeutics, Inc.                                                                  120,522               871,374
     * #   PainCare Holdings, Inc.                                                                  136,600               506,786
     * #   Palatin Technologies, Inc.                                                                29,362               105,116
     * #   Palomar Medical Technologies, Inc.                                                        44,194             1,503,922
     * #   Panacos Pharmaceuticals, Inc.                                                            121,937               964,522
       *   Par Pharmaceutical Companies, Inc.                                                        85,400             2,272,494
       *   Parexel International Corp.                                                               65,862             1,354,781
       *   Patient Infosystems, Inc.                                                                    733                 2,529
       *   PDI, Inc.                                                                                 36,959               462,727
       *   Pediatric Services of America, Inc.                                                       18,080               293,258
       *   Penwest Pharmaceuticals Co.                                                               56,900               964,455
           Perrigo Co.                                                                              236,347             3,427,032
       *   Per-Se Technologies, Inc.                                                                 85,327             1,952,282
       *   Pharmacopia Drug Discovery, Inc.                                                          25,650                81,054
     * #   Pharmacyclics, Inc.                                                                       54,401               404,199
       *   Pharmanetics, Inc.                                                                           300                    65
       *   Pharmion Corp.                                                                            80,140             1,392,032
       *   PhotoMedex, Inc.                                                                         126,944               200,572
       *   Point Therapeutics, Inc.                                                                     660                 2,211
           PolyMedica Corp.                                                                          69,949             2,655,264
       *   Possis Medical, Inc.                                                                      45,254               452,540
       *   Pozen, Inc.                                                                               75,767               770,550
       *   PRAECIS Pharmaceuticals, Inc.                                                              7,830                30,772
     * #   Premier Laser Systems, Inc. Class A                                                        3,400                     3
       *   Progenics Pharmaceuticals, Inc.                                                           64,000             1,694,080
       *   ProxyMed, Inc.                                                                            10,379                47,224
       *   PSS World Medical, Inc.                                                                  170,700             2,811,429
           Psychemedics Corp.                                                                         8,025                93,090
       *   Psychiatric Solutions, Inc.                                                               66,633             3,759,434
       *   QuadraMed Corp.                                                                           37,706                52,788
       *   Questcor Pharmaceuticals, Inc.                                                            25,900                23,569
       *   Quidel Corp.                                                                              93,535             1,305,749
     * #   Quigley Corp.                                                                             23,306               328,615
       *   Radiation Therapy Services, Inc.                                                          59,400             2,253,636
       *   Radiologix, Inc.                                                                          58,000               179,800
       *   Regeneration Technologies, Inc.                                                           67,040               550,398

       *   Regeneron Pharmaceuticals, Inc.                                                          151,737             1,694,902
       *   RegeneRx Biopharmaceuticals, Inc.                                                          8,600                28,380
       *   RehabCare Group, Inc.                                                                     41,400               801,504
       *   Renovis, Inc.                                                                             75,500             1,197,430
       *   Repligen Corp.                                                                            78,800               233,248
       *   Res-Care, Inc.                                                                            53,530               926,604
       *   Retractable Technologies, Inc.                                                             2,900                12,122
       *   Rigel Pharmaceuticals, Inc.                                                               65,122             1,427,474
       *   Rita Medical Systems, Inc.                                                               108,721               446,843
       *   Rochester Medical Corp.                                                                    8,600                81,614
       *   Rural/Metro Corp.                                                                         13,600               120,360
       *   Salix Pharmaceuticals, Ltd.                                                                3,617                70,061
       *   Sangamo BioSciences, Inc.                                                                 65,997               260,688
       *   Santarus, Inc.                                                                            73,424               440,544
       *   Savient Pharmaceuticals, Inc.                                                             74,300               277,882
       *   Schick Technologies, Inc.                                                                  8,700               256,737
       *   SciClone Pharmaceuticals, Inc.                                                           120,169               471,062
       *   Seattle Genetics, Inc.                                                                   116,165               577,340
       *   Senesco Technologies, Inc.                                                                27,100                43,360
       *   Senomyx, Inc.                                                                             68,898               877,761
       *   Sequenom, Inc.                                                                            54,606                48,599
       *   SeraCare Life Sciences, Inc.                                                              25,689               563,360
       *   Serologicals Corp.                                                                        91,022             1,827,722
     * #   SFBC International, Inc.                                                                  47,818             1,008,482
     * #   Sirna Therapeutics, Inc.                                                                 159,775               567,201
       *   Sonic Innovations, Inc.                                                                   55,600               202,940
       *   SonoSite, Inc.                                                                            40,445             1,519,114
       *   Sonus Pharmaceuticals, Inc.                                                               67,150               294,789
           Span-American Medical System, Inc.                                                         2,600                26,910
       *   Specialty Laboratories, Inc.                                                              62,100               817,857
       *   Spectranetics Corp.                                                                       67,382               741,202
     * #   Spectrum Pharmaceuticals, Inc.                                                            38,608               159,837
       *   SRI/Surgical Express, Inc.                                                                 8,500                51,638
       *   Staar Surgical Co.                                                                        70,700               402,990
     * #   StemCells, Inc.                                                                            2,500                10,500
       *   Stereotaxis, Inc.                                                                         22,000               155,320
       *   Stratagene Corp.                                                                           4,826                49,708
       *   Strategic Diagnostics, Inc.                                                               50,950               168,135
       *   Sun Healthcare Group, Inc.                                                                40,192               294,205
       *   SunLink Health Systems, Inc.                                                               1,048                10,679
       *   Sunrise Senior Living, Inc.                                                              111,230             3,715,082
     * #   SuperGen, Inc.                                                                           139,459               780,970
       *   SurModics, Inc.                                                                           47,892             1,877,845
       *   Sybron Dental Specialties, Inc.                                                           96,600             4,225,284
       *   Symbion, Inc.                                                                             55,501             1,486,872
       *   Symmetry Medical, Inc.                                                                    93,300             1,713,921
       *   Synovis Life Technologies, Inc.                                                           29,100               236,874
       *   Synthetech, Inc.                                                                          12,900                 4,644
       *   Tanox, Inc.                                                                              117,270             1,947,855
       *   Telik, Inc.                                                                              136,000             2,282,080
       *   The Medicines Co.                                                                        129,292             2,362,165
       *   Theragenics Corp.                                                                         83,700               254,448
       *   Third Wave Technologies, Inc.                                                            106,573               292,010
       *   Thoratec Corp.                                                                           129,243             2,643,019
       *   Threshold Pharmaceuticals, Inc.                                                           15,600               209,196

       *   Titan Pharmaceuticals, Inc.                                                               81,500               123,065
       *   TLC Vision Corp.                                                                          31,060               198,784
     * #   Trestle Holdings, Inc.                                                                       450                    88
       *   Trimeris, Inc.                                                                            59,978               656,159
       *   TriPath Imaging, Inc.                                                                     99,752               614,472
       *   Tripos, Inc.                                                                              10,420                31,781
       *   TriZetto Group, Inc.                                                                     115,032             1,869,270
       *   U.S. Physical Therapy, Inc.                                                               31,298               619,387
       *   United Surgical Partners International, Inc.                                             106,557             3,698,593
       *   United Therapeutics Corp.                                                                 59,658             4,261,371
       *   Urologix, Inc.                                                                            37,442               162,498
           Utah Medical Products, Inc.                                                                4,900               142,002
       *   Varian, Inc.                                                                              88,499             3,713,418
     * #   Vascular Solutions, Inc.                                                                  39,400               336,476
     * #   Vaxgen, Inc.                                                                              41,100               362,245
       *   Ventana Medical Systems, Inc.                                                             94,342             3,633,110
       *   Ventiv Health, Inc.                                                                       70,177             1,730,565
       *   Vertex Pharmaceuticals, Inc.                                                                  58                 1,479
       *   Viasys Healthcare, Inc.                                                                   82,600             2,254,980
       *   Vical, Inc.                                                                               64,855               334,003
       *   Virbac Corp.                                                                              21,300                82,964
       *   ViroPharma, Inc.                                                                         151,421             2,645,325
     * #   Vision-Sciences, Inc.                                                                      5,000                 9,600
       *   VistaCare, Inc.                                                                           42,645               588,501
       *   Vital Images, Inc.                                                                        32,092               854,931
           Vital Signs, Inc.                                                                         32,740             1,562,680
       *   Vivus, Inc.                                                                              116,564               382,330
           West Pharmaceutical Services, Inc.                                                        82,600             2,062,522
       *   Wright Medical Group, Inc.                                                                88,826             1,722,336
       *   Zevex International, Inc.                                                                  3,300                43,263
       *   Zila, Inc.                                                                               117,729               394,392
       *   Zoll Medical Corp.                                                                        26,162               680,474
       *   Zymogenetics, Inc.                                                                       168,514             2,704,650
                                                                                                              -------------------
Total Health Care                                                                                                     401,387,064
                                                                                                              -------------------

Financials -- (12.4%)
       *   1st Constitution Bancorp                                                                     102                 2,167
           1st Independence Financial Group, Inc.                                                     2,900                53,186
           1st Source Corp.                                                                          54,031             1,365,363
       #   21st Century Holding Co.                                                                   9,350               126,225
           21st Century Insurance Group                                                             221,600             3,789,360
       *   A. B. Watley Group, Inc.                                                                   9,400                   249
           ABC Bancorp                                                                               32,224               648,347
           Abigail Adams National Bancorp, Inc.                                                         363                 5,242
     * #   Accredited Home Lenders Holding Co.                                                       58,556             2,536,646
       *   ACE Cash Express, Inc.                                                                    35,932               856,260
           Advanta Corp. Class A                                                                     25,217               772,397
           Advanta Corp. Class B Non-Voting                                                          50,642             1,639,788
       *   Aether Holdings, Inc.                                                                    118,442               412,178
     * #   Agility Capital, Inc.                                                                        500                     3
           Alabama National Bancorporation                                                           45,646             3,026,330
           Alfa Corp.                                                                               217,368             3,788,724
           Amcore Financial, Inc.                                                                    67,365             2,106,504
           Amegy Bancorporation, Inc.                                                               178,120             4,253,506
       *   AMEN Properties, Inc.                                                                      1,975                12,245

           Ameriana Bancorp                                                                           2,812                34,025
     * #   American Business Financial Services, Inc.                                                 4,774                   107
           American Equity Investment Life Holding Co.                                               69,900               822,024
       *   American Independence Corp.                                                                8,300                89,972
       *   American Physicians Capital, Inc.                                                         23,000             1,045,350
           American Physicians Services Group, Inc.                                                     100                 1,195
       *   American West Bancorporation                                                              12,841               295,985
       *   AmeriServe Financial, Inc.                                                                49,266               236,477
           Anchor Bancorp Wisconsin, Inc.                                                            58,517             1,808,175
       *   Arch Capital Group, Ltd.                                                                   5,000               262,300
       *   Argonaut Group, Inc.                                                                      81,622             2,595,580
           Arrow Financial Corp.                                                                     10,246               288,425
           ASB Financial Corp.                                                                          900                18,562
           ASTA Funding, Inc.                                                                        36,800               911,904
       *   Atlantic American Corp.                                                                   20,440                52,408
       *   Atlantic Coast Federal Corp.                                                                 597                 8,692
           Atlantic Liberty Financial Corp.                                                           1,700                48,620
           Baldwin & Lyons, Inc. Class B                                                             28,025               702,587
       *   Bancinsurance Corp.                                                                        5,700                21,375
           Bancorp Rhode Island, Inc.                                                                 2,100                71,715
       *   Bancshares of Florida, Inc.                                                               14,628               321,377
           Bank of Granite Corp.                                                                     16,100               309,120
       #   Bank of The Ozarks, Inc.                                                                  43,500             1,613,850
           BankAtlantic Bancorp, Inc. Class A                                                       150,685             2,100,549
           BankUnited Financial Corp. Class A                                                        77,975             1,987,583
           Banner Corp.                                                                              32,451             1,023,505
           Bar Harbor Bankshares                                                                        300                 7,965
           Bay View Capital Corp.                                                                    16,655               279,304
           Berkshire Hills Bancorp, Inc.                                                              2,500                81,475
           Beverly Hills Bancorp, Inc.                                                               46,237               451,735
       *   BFC Financial Corp.                                                                       10,638                60,317
       *   BNS Holding, Inc. Class A                                                                  4,020                25,627
           Boston Private Financial Holdings, Inc.                                                   88,200             2,734,200
           Bristol West Holdings, Inc.                                                               84,000             1,556,520
           Brooke Corp.                                                                                 400                 5,700
           Brookline Bancorp, Inc.                                                                  166,219             2,337,039
           Bryn Mawr Bank Corp.                                                                       1,600                34,480
           BWC Financial Corp.                                                                        1,900                69,350
           C&F Financial Corp.                                                                          300                11,550
           California First National Bancorp                                                         10,400               135,356
           Camco Financial Corp.                                                                      8,051               113,922
           Camden National Corp.                                                                        900                32,121
           Capital Bank Corp.                                                                         1,600                24,160
           Capital Corp. of the West                                                                 19,174               662,653
       *   Capital Crossing Bank                                                                     11,700               383,643
           Capital Southwest Corp.                                                                      300                27,813
           Capital Title Group, Inc.                                                                 40,019               247,317
           Capitol Bancorp, Ltd.                                                                     12,264               458,183
           Cardinal Financial Corp.                                                                  66,090               723,685
           Cash America International, Inc.                                                          78,800             1,784,820
       *   Cash Systems, Inc.                                                                        10,000                71,400
           Cavalry Bancorp, Inc.                                                                        500                12,215
       #   Center Bancorp, Inc.                                                                       3,866                42,062
           Center Financial Corp.                                                                    42,838             1,075,234
           Centerstate Banks of Florida, Inc.                                                         2,200                74,800

           Central Bancorp, Inc.                                                                      1,600                44,816
       *   Central Coast Bancorp                                                                      7,800               192,036
           Central Pacific Financial Corp.                                                           82,500             3,019,500
           Central Virginia Bankshares, Inc.                                                          2,202                61,359
           Century Bancorp, Inc. Class A                                                              1,000                30,000
       *   Ceres Group, Inc.                                                                         93,868               469,340
           CFS Bancorp, Inc.                                                                         23,020               320,669
           Charter Financial Corp.                                                                   22,111               775,212
           Chemical Financial Corp.                                                                  68,173             2,203,351
           Chittenden Corp.                                                                         126,153             3,755,575
           Citizens Banking Corp.                                                                   117,562             3,478,660
           Citizens First Bancorp, Inc.                                                              11,093               250,813
           Citizens South Banking Corp.                                                              16,729               203,605
     * #   Citizens, Inc.                                                                           101,686               540,970
           City Holding Co.                                                                          48,042             1,752,572
           Clark, Inc.                                                                               49,924               705,426
       *   CNA Surety Corp.                                                                         110,218             1,627,920
       #   CNB Financial Corp.                                                                        1,100                16,236
           CoBiz, Inc.                                                                               12,532               238,359
           Cohen & Steers, Inc.                                                                       7,200               131,688
           Columbia Banking System, Inc.                                                             42,387             1,222,865
           Commercial Bancshares, Inc.                                                                7,740               293,036
           Commercial Capital Bancorp, Inc.                                                          33,525               559,197
           Commercial Federal Corp.                                                                 102,700             3,536,988
           Commercial National Financial Corp.                                                        3,100                58,900
           Community Bancorp, Inc.                                                                      423                14,509
           Community Bank System, Inc.                                                               81,700             1,955,081
           Community Banks, Inc.                                                                      4,931               144,676
           Community Bankshares, Inc.                                                                   210                 3,527
           Community Central Bank Corp.                                                               1,600                21,200
           Community Trust Bancorp, Inc.                                                             18,104               595,622
           Community West Bancshares                                                                  5,400                76,356
     * #   CompuCredit Corp.                                                                         57,425             2,243,595
           Consolidated-Tokoma Land Co.                                                               6,000               386,340
       *   Consumer Portfolio Services, Inc.                                                          3,200                18,496
           Cooperative Bankshares, Inc.                                                               2,100                44,362
           Corus Bankshares, Inc.                                                                    72,744             4,275,892
       *   Covanta Holding Corp.                                                                    223,835             2,918,808
       *   Cowlitz Bancorporation                                                                       500                 6,955
           Crawford & Co. Class A                                                                    26,400               155,232
           Crawford & Co. Class B                                                                    24,500               147,000
       *   Credit Acceptance Corp.                                                                   92,799             1,466,224
           CVB Financial Corp.                                                                      165,717             3,337,540
       *   Dearborn Bancorp, Inc.                                                                         5                   127
           Delphi Financial Group, Inc. Class A                                                      73,250             3,470,585
           Delta Financial Corp.                                                                     55,200               441,048
           Dime Community Bancshares                                                                100,800             1,492,848
           Donegal Group, Inc. Class A                                                               27,270               660,752
           Donegal Group, Inc. Class B                                                                3,810                91,402
           EFC Bancorp, Inc.                                                                          4,500               153,675
           EMC Insurance Group, Inc.                                                                 16,860               329,782
       *   Encore Capital Group, Inc.                                                                60,600               992,628
       *   Epoch Holding Corp.                                                                        8,200                55,350
           ESB Financial Corp.                                                                       11,362               140,548
       *   eSpeed, Inc.                                                                              81,900               701,883

       *   EZCORP, Inc. Class A Non-Voting                                                           10,500               158,025
       #   F.N.B. Corp.                                                                             158,220             2,900,173
           FBL Financial Group, Inc. Class A                                                         72,400             2,269,740
           Federal Agriculture Mortgage Corporation                                                  26,400               735,768
           Fidelity Bankshares, Inc.                                                                 68,048             2,122,417
           Fidelity Southern Corp.                                                                    8,900               156,284
           Financial Federal Corp.                                                                   47,400             1,915,908
       *   Financial Industries Corp.                                                                12,082                96,052
       *   Firebrand Financial Group, Inc.                                                            9,100                   773
       *   First Acceptance Corp.                                                                   125,100             1,271,016
           First Albany Companies, Inc.                                                              14,598                99,120
           First Bancorp                                                                              9,015               198,600
           First Bancshares, Inc.                                                                         1                    17
       *   First Bank of Delaware                                                                     6,767                21,925
           First Busey Corp.                                                                          6,214               130,618
       *   First Cash Financial Services, Inc.                                                       42,181             1,223,249
           First Charter Corp.                                                                       79,508             1,990,880
           First Citizens BancShares, Inc.                                                            1,300               243,711
           First Commonwealth Financial Corp.                                                       188,951             2,548,949
           First Community Bancorp                                                                   43,200             2,236,032
           First Community Bancshares, Inc.                                                          29,461               909,756
           First Defiance Financial Corp.                                                            12,259               343,007
           First Federal Bancshares of Arkansas, Inc.                                                 5,700               142,500
           First Federal Bankshares, Inc.                                                             1,603                31,884
           First Financial Bancorp                                                                  117,353             2,259,045
           First Financial Bankshares, Inc.                                                          23,126               860,056
           First Financial Corp.                                                                      4,150               113,627
           First Financial Holdings, Inc.                                                            33,128             1,011,729
           First Franklin Corp.                                                                         300                 4,912
           First Indiana Corp.                                                                       39,122             1,367,314
       *   First Investors Financial Services Group, Inc.                                             5,300                32,966
           First Keystone Financial, Inc.                                                             2,000                40,350
           First M&F Corp.                                                                            4,200               143,850
       *   First Mariner Bancorp, Inc.                                                                6,200               109,864
           First Merchants Corp.                                                                     50,129             1,296,837
           First Midwest Bancorp, Inc.                                                                1,414                52,926
           First Mutual Bancshares, Inc.                                                              5,463               145,272
       #   First Niagara Financial Group, Inc.                                                      261,204             3,784,846
           First Oak Brook Bancshares, Inc.                                                           9,550               264,153
           First PacTrust Bancorp, Inc.                                                               8,000               222,000
           First Place Financial Corp.                                                               40,458               965,328
           First Republic Bank                                                                       69,225             2,683,853
       #   First South Bancorp, Inc.                                                                  5,800               220,400
           First State Bancorporation                                                                41,676             1,031,064
           First United Corp.                                                                         4,400                88,561
           Firstbank Corp.                                                                            3,076                73,996
           FirstBank NW Corp.                                                                         2,828                84,416
       *   FirstCity Financial Corp.                                                                 29,400               339,864
     * #   FirstFed Financial Corp.                                                                  44,900             2,350,066
           Flag Financial Corp.                                                                       6,400               103,040
           Flagstar Bancorp, Inc.                                                                   162,300             2,445,861
           Flushing Financial Corp.                                                                  51,921               872,273
           FMS Financial Corp.                                                                        4,800                82,560
           FNB Corp. NC                                                                               3,640                65,993
           FNB Financial Services Corp.                                                               3,181                50,069

           Foothill Independent Bancorp                                                              11,582               277,505
       *   FPIC Insurance Group, Inc.                                                                28,046             1,062,382
       *   Franklin Bank Corp.                                                                       63,357             1,172,104
           Frontier Financial Corp.                                                                  77,109             2,496,789
           GAMCO Investors, Inc.                                                                     18,200               824,460
           Gateway Financial Holdings, Inc.                                                          18,465               319,075
           GB & T Bancshares, Inc.                                                                    6,518               146,720
           Glacier Bancorp, Inc.                                                                     84,871             2,793,953
           Gold Banc Corporation, Inc.                                                               88,981             1,610,556
           Great American Financial Resources, Inc.                                                  54,000             1,087,020
           Great Southern Bancorp, Inc.                                                              14,750               448,547
           Greater Bay Bancorp                                                                      133,812             3,564,752
           Greater Community Bancorp                                                                  4,707                69,428
           Greene County Bancshares, Inc.                                                             7,500               209,100
       #   Greenhill & Co., Inc.                                                                     21,200             1,163,668
       *   Grubb & Ellis Co.                                                                         14,500               102,950
           Guaranty Bancshares, Inc.                                                                  2,900                53,070
           Guaranty Federal Bancshares, Inc.                                                          3,400                96,050
           Hancock Holding Co.                                                                       84,529             3,252,676
           Hanmi Financial Corp.                                                                    129,943             2,420,838
           Harbor Florida Bancshares, Inc.                                                           65,091             2,451,327
           Harleysville Group, Inc.                                                                  82,476             2,252,420
           Harleysville National Corp.                                                               74,075             1,564,464
           Heartland Financial USA, Inc.                                                              6,245               127,648
           Heritage Commerce Corp.                                                                    8,600               188,856
           Heritage Financial Corp.                                                                   7,875               188,921
           HF Financial Corp.                                                                         4,430                84,436
           Hilb Rogal Hamilton Co.                                                                   96,800             3,773,264
           HMN Financial, Inc.                                                                        4,300               127,233
       *   Hoenig Group Escrow Shares                                                                 7,900                     0
           Home Federal Bancorp                                                                       4,761               120,882
           HopFed Bancorp, Inc.                                                                       2,100                33,054
           Horace Mann Educators Corp.                                                              116,538             2,207,230
           Horizon Financial Corp.                                                                   25,974               588,311
           IBERIABANK Corp.                                                                          25,116             1,379,120
           IBT Bancorp, Inc.                                                                          2,100                92,085
           Independence Holding Co.                                                                   5,350                96,246
           Independent Bank Corp. MA                                                                 41,223             1,204,948
           Independent Bank Corp. MI                                                                 60,338             1,760,059
           Infinity Property & Casualty Corp.                                                        56,146             2,074,595
           Instinet Group, Inc.                                                                      32,471               164,628
           Integra Bank Corp.                                                                        46,338               993,950
           Interchange Financial Services Corp.                                                      23,954               430,932
       *   Investment Technology Group, Inc.                                                        110,100             4,281,789
       *   Investors Capital Holdings, Ltd.                                                             100                   300
           Investors Title Co.                                                                        1,400                60,186
           Irwin Financial Corp.                                                                     76,800             1,737,216
       *   ITLA Capital Corp.                                                                        10,800               566,460
           Jones Lang LaSalle, Inc.                                                                  80,500             4,023,390
     * #   Kennedy-Wilson, Inc.                                                                       8,600               124,485
           KNBT Bancorp, Inc.                                                                         6,984               114,468
       *   Knight Capital Group, Inc.                                                               277,323             2,806,509
     * #   LaBranche & Co., Inc.                                                                    112,200             1,198,296
       *   Ladenburg Thalmann Financial Services, Inc.                                               25,269                13,898
           Lakeland Bancorp, Inc.                                                                    15,317               232,053

           LandAmerica Financial Group, Inc.                                                         49,100             3,179,225
           Leesport Financial Corp.                                                                   2,751                63,834
           Lincoln Bancorp                                                                            1,200                19,200
           LNB Bancorp, Inc.                                                                          2,559                46,343
           LSB Bancshares, Inc.                                                                       5,136                91,678
           LSB Corp.                                                                                  4,200                71,400
           Macatawa Bank Corp.                                                                          800                30,512
           MAF Bancorp, Inc.                                                                         84,627             3,602,571
           Main Street Banks, Inc.                                                                   56,032             1,556,009
       *   Marlin Business Services, Inc.                                                            30,233               686,591
           MASSBANK Corp.                                                                             6,800               221,000
       *   Matrix Bancorp, Inc.                                                                       6,400               114,560
       *   Mays (J.W.), Inc.                                                                            200                 3,450
           MB Financial, Inc.                                                                        74,669             2,804,568
           MBT Financial Corp.                                                                       44,725               800,577
           MCG Capital Corp.                                                                        131,034             1,859,372
       *   Meadowbrook Insurance Group, Inc.                                                         77,500               503,750
           Medallion Financial Corp.                                                                 45,222               453,577
           Mercantile Bank Corp.                                                                      7,544               301,760
       *   Mercer Insurance Group, Inc.                                                               1,600                22,800
           Merchants Bancshares, Inc.                                                                 6,550               170,300
           Merchants Group, Inc.                                                                      1,300                38,382
           Meta Financial Group, Inc.                                                                 2,300                51,931
       *   Metris Companies, Inc.                                                                   159,000             2,383,410
           MetroCorp Bancshares, Inc.                                                                 6,800               185,640
           MFB Corp.                                                                                  1,300                35,951
           MicroFinancial, Inc.                                                                      19,600                68,404
           Midland Co.                                                                               10,890               411,642
           Mid-State Bancshares                                                                      59,903             1,671,893
           Midwest Banc Holdings, Inc.                                                               57,020             1,288,082
           MidWestOne Financial Group, Inc.                                                             196                 3,685
           Municipal Mortgage & Equity, L.L.C.                                                       99,100             2,510,203
           MutualFirst Financial, Inc.                                                                2,484                54,946
           Nara Bancorp, Inc.                                                                        58,811             1,100,942
           National Penn Bancshares, Inc.                                                           113,287             2,332,579
           National Western Life Insurance Co. Class A                                                1,000               220,000
       *   Navigators Group, Inc.                                                                    38,884             1,571,302
           NBC Capital Corp.                                                                            200                 4,800
           NBT Bancorp, Inc.                                                                         84,799             1,939,353
           NetBank, Inc.                                                                             55,733               411,867
           New Hampshire Thrift Bancshares, Inc.                                                        619                 8,666
           NewMil Bancorp, Inc.                                                                       4,501               136,830
       *   Newtek Business Services, Inc.                                                            86,488               135,786
       *   North Bay Bancorp                                                                            131                 3,833
           North Central Bancshares, Inc.                                                             1,700                65,790
           Northeast Bancorp                                                                            900                20,205
           Northrim BanCorp, Inc.                                                                     5,968               143,540
           Northway Financial, Inc.                                                                   2,500                87,500
           Northwest Bancorp, Inc.                                                                  133,009             2,943,489
           NYMAGIC, Inc.                                                                              8,700               223,764
           Oak Hill Financial, Inc.                                                                   3,900               128,700
           OceanFirst Financial Corp.                                                                32,780               789,998
       *   Ocwen Financial Corp.                                                                    157,434             1,328,743
           Ohio Casualty Corp.                                                                      134,503             3,981,289
           Ohio Valley Banc Corp.                                                                     1,800                45,315

           Old National Bancorp                                                                     134,100             2,936,790
           Old Second Bancorp, Inc.                                                                     100                 3,319
           Omega Financial Corp.                                                                      8,667               254,203
           PAB Bankshares, Inc.                                                                       2,100                37,695
           Pacific Capital Bancorp                                                                  120,147             4,483,886
       #   Pacific Continental Corp.                                                                  1,118                17,608
       *   Pacific Mercantile Bancorp                                                                11,520               196,877
       *   Pacific Premier Bancorp, Inc.                                                              3,800                44,905
           Pamrapo Bancorp, Inc.                                                                      5,800               124,671
       *   PanAmerican Bancorp                                                                          600                 2,694
           Park Bancorp, Inc.                                                                         1,200                36,000
           Parkvale Financial Corp.                                                                   5,600               155,960
           Partners Trust Financial Group, Inc.                                                      28,489               341,868
           PAULA Financial                                                                            6,000                12,000
       *   Pelican Financial, Inc.                                                                      300                 1,638
       *   Penn Treaty American Corp.                                                                37,000               369,630
           Pennfed Financial Services, Inc.                                                          14,400               277,056
           Penns Woods Bancorp, Inc.                                                                    924                35,606
       *   Pennsylvania Commerce Bancorp, Inc.                                                          775                25,606
           Peoples Bancorp of North Carolina                                                            700                15,442
           Peoples Bancorp, Inc. IN                                                                     400                 8,068
           Peoples Bancorp, Inc. OH                                                                   9,500               275,690
           PFF Bancorp, Inc.                                                                         63,600             1,942,980
           Pinnacle Bancshares, Inc.                                                                     35                   518
       *   Pinnacle Financial Partners, Inc.                                                         21,160               526,884
       *   Piper Jaffray Companies, Inc.                                                             52,200             2,074,428
       *   Placer Sierra Bancshares                                                                   1,700                48,450
       *   PMA Capital Corp. Class A                                                                 83,308               739,775
           Pocahontas Bancorp, Inc.                                                                   4,500                55,260
       *   Premier Financial Bancorp, Inc.                                                            5,100                71,400
           Presidential Life Corp.                                                                   76,892             1,483,247
       *   ProAssurance Corp.                                                                        78,450             3,905,241
           ProCentury Corp.                                                                          11,890               126,153
           Prosperity Bancshares, Inc.                                                               71,925             2,200,905
           Provident Bankshares Corp.                                                                86,293             3,075,483
           Provident Financial Holdings, Inc.                                                         8,125               223,356
           Provident Financial Services, Inc.                                                       186,453             3,354,289
           Provident New York Bancorp                                                               118,547             1,373,960
       *   PSB Bancorp, Inc.                                                                          1,600                20,624
           Pulaski Financial Corp.                                                                   23,800               421,260
           Rainier Pacific Financial Group, Inc.                                                     10,466               164,526
           Renasant Corp.                                                                             7,553               239,883
           Republic Bancorp, Inc.                                                                   199,258             2,474,786
           Republic Bancorp, Inc. Class A                                                            15,486               318,082
       *   Republic First Bancorp, Inc.                                                               9,803               119,106
       *   Rewards Network, Inc.                                                                     67,600               389,376
           Riverview Bancorp, Inc.                                                                    4,400                97,988
           RLI Corp.                                                                                 69,600             3,633,120
           Rome Bancorp, Inc.                                                                        11,600               126,440
           Royal Bancshares of Pennsylvania, Inc. Class A                                             4,418               105,634
       *   RTW, Inc.                                                                                 13,050               132,979
       #   Rurban Financial Corp.                                                                       790                 9,768
           S&T Bancorp, Inc.                                                                         69,581             2,674,694
           Sanders Morris Harris Group, Inc.                                                         53,039               905,376
           Sandy Spring Bancorp, Inc.                                                                38,350             1,420,484

           SCBT Financial Corp.                                                                         200                 6,666
       *   SCPIE Holdings, Inc.                                                                      10,000               206,000
       *   Seabright Insurance Holdings                                                               6,900                92,736
           Seacoast Banking Corp. of Florida                                                         44,453             1,079,319
           Security Bank Corp.                                                                        2,800                69,832
           Selective Insurance Group, Inc.                                                           74,261             4,156,388
       *   Siebert Financial Corp.                                                                   22,100                60,333
           Sierra Bancorp                                                                             3,870                89,203
           Simmons First National Corp. Class A                                                      36,827             1,031,893
           Sound Federal Bancorp, Inc.                                                               32,084               633,017
       *   Southcoast Financial Corp.                                                                 1,442                35,041
           Southern Banc Co., Inc.                                                                      200                 3,280
           Southside Banchares, Inc.                                                                    436                 8,724
           Southwest Bancorp, Inc.                                                                   35,676               805,207
       *   Standard Management Corp.                                                                  7,400                13,708
           State Auto Financial Corp.                                                               116,112             3,997,736
           Sterling Bancorp                                                                          50,243               999,847
           Sterling Bancshares, Inc.                                                                118,499             1,847,399
           Sterling Financial Corp. (PA)                                                              3,114                65,986
           Sterling Financial Corp./Spokane                                                          90,505             2,362,180
           Stewart Information Services Corp.                                                        45,600             2,305,536
       *   Stifel Financial Corp.                                                                    25,700               962,208
       *   Stratus Properties, Inc.                                                                   7,238               145,064
           Suffolk Bancorp                                                                           13,200               439,296
           Summit Bancshares, Inc.                                                                    6,112               112,216
           Summit Bank Corp.                                                                          2,420                38,720
       *   Sun Bancorp, Inc.                                                                         46,866               929,353
           Susquehanna Bancshares, Inc.                                                             122,191             2,996,123
       *   SVB Financial Group                                                                       67,458             3,244,055
           SWS Group, Inc.                                                                           33,418               689,079
           Synergy Financial Group, Inc.                                                                100                 1,224
           Taylor Capital Group, Inc.                                                                    57                 2,234
           Team Financial, Inc.                                                                       2,000                27,570
           Teche Holding Co.                                                                            700                27,356
       *   Tejon Ranch Co.                                                                           14,900               616,115
           Texas Regional Bancshares, Inc. Class A                                                  125,083             3,646,169
           Texas United Bancshares, Inc.                                                                100                 1,900
           TF Financial Corp.                                                                         2,600                74,477
       *   The Banc Corp.                                                                            51,578               609,652
       *   The Bancorp, Inc.                                                                          6,050               110,715
       *   The Enstar Group, Inc.                                                                       311                22,137
           The Phoenix Companies, Inc.                                                              256,500             3,488,400
       *   The Washtenaw Group, Inc.                                                                  1,500                   615
           TIB Financial Corp.                                                                          416                13,458
           TierOne Corp.                                                                             47,512             1,423,935
           Timberland Bancorp, Inc.                                                                   3,800                88,768
           Tompkins County Trustco, Inc.                                                                399                18,035
       *   Tower Financial Corp.                                                                      2,600                42,900
       *   Tradestation Group, Inc.                                                                 111,587             1,329,001
       *   Trammell Crow Co.                                                                         93,200             2,410,152
     * #   Trenwick Group, Ltd.                                                                      11,975                    21
       *   Triad Guaranty, Inc.                                                                      37,014             1,604,927
           Trico Bancshares                                                                          16,800               397,824
           TrustCo Bank Corp. NY                                                                    196,904             2,555,814
           UICI                                                                                     113,600             4,046,432

           UMB Financial Corp.                                                                       56,365             3,741,509
           Umpqua Holdings Corp.                                                                    116,336             3,073,597
       *   Unico American Corp.                                                                       5,400                48,546
           Union Bankshares Corp.                                                                     2,470               118,980
           Union Community Bancorp                                                                    3,300                88,341
       *   United America Indemnity, Ltd.                                                            23,343               442,350
           United Bankshares, Inc.                                                                  104,600             3,952,834
       *   United Capital Corp.                                                                       4,700               115,056
           United Community Banks, Inc.                                                             100,212             2,861,053
           United Community Financial Corp.                                                          80,872               953,481
           United Financial Corp.                                                                       660                17,259
       *   United Financial Mortgage Corp.                                                           10,100                56,358
           United Fire & Casualty Co.                                                                61,742             2,821,609
       *   United PanAm Financial Corp.                                                              10,552               247,233
       #   United Security Bancshares                                                                 3,500               108,955
           Unity Bancorp, Inc.                                                                        5,919                82,156
       *   Universal American Financial Corp.                                                       153,452             2,264,952
           Unizan Financial Corp.                                                                    32,197               847,747
           USB Holding Co., Inc.                                                                     25,605               558,210
           Vail Banks, Inc.                                                                           1,300                18,148
       *   Vesta Insurance Group, Inc.                                                               90,900                90,900
           Vineyard National Bancorp Co.                                                             11,400               332,538
       *   Virginia Commerce Bancorp, Inc.                                                            6,335               186,122
           Washington Banking Co.                                                                     6,140               109,538
           Washington Savings Bank, FSB                                                               2,300                18,929
           Washington Trust Bancorp, Inc.                                                            34,563               968,801
           Wayne Savings Bancshares, Inc.                                                             1,800                28,710
           Wesbanco, Inc.                                                                            58,261             1,864,352
           West Bancorporation                                                                       43,168               841,344
           West Coast Bancorp                                                                        38,029             1,002,064
           Westamerica Bancorporation                                                                    13                   710
           Westbank Corp.                                                                             7,340               111,789
       *   Western Sierra Bancorp                                                                     1,675                58,658
           Westwood Holdings Group, Inc.                                                              6,379               116,481
           Willow Grove Bancorp, Inc.                                                                32,463               509,020
           Wilshire Bancorp, Inc.                                                                    21,626               367,858
       *   Wilshire Enterprises, Inc.                                                                 7,307                56,556
           Wintrust Financial Corp.                                                                  61,919             3,478,609
       *   World Acceptance Corp.                                                                    47,909             1,319,414
           Yardville National Bancorp                                                                15,900               555,069
           Zenith National Insurance Corp.                                                           27,000             1,283,850
                                                                                                              -------------------
Total Financials                                                                                                      387,321,627
                                                                                                              -------------------

Energy -- (5.5%)
     * #   Abraxas Petroleum Corp.                                                                  113,900               755,157
           Adams Resources & Energy, Inc.                                                             4,600               102,120
       *   Allis-Chalmers Energy, Inc.                                                               38,700               420,282
     * #   American Oil & Gas, Inc.                                                                  70,400               297,792
       *   Arena Resources, Inc.                                                                     22,800               572,280
       *   Atlas America, Inc.                                                                       36,269             2,050,649
     * #   ATP Oil & Gas Corp.                                                                       78,800             2,845,468
       *   Atwood Oceanics, Inc.                                                                     41,500             2,946,085
           Barnwell Industries, Inc.                                                                  2,300                47,633
           Berry Petroleum Corp. Class A                                                             57,500             3,280,375
       *   Bolt Technology Corp.                                                                     13,000               107,640

     * #   BPZ Energy, Inc.                                                                             544                 2,176
       *   Brigham Exploration Co.                                                                  117,913             1,443,255
       *   Callon Petroleum Co.                                                                      52,262               925,037
           CARBO Ceramics, Inc.                                                                      65,350             3,854,343
       *   Carrizo Oil & Gas, Inc.                                                                   65,596             1,661,547
           Castle Energy Corp.                                                                       16,800               311,304
       *   Cimarex Energy Co.                                                                        39,869             1,551,303
           CKX Lands, Inc.                                                                            1,900                20,425
       *   Clayton Williams Energy, Inc.                                                             29,276             1,114,537
       *   Comstock Resources, Inc.                                                                 110,500             3,389,035
       *   Contango Oil & Gas Co.                                                                    38,500               382,305
       *   Dawson Geophysical Co.                                                                    17,900               550,604
     * #   Delta Petroleum Corp.                                                                    129,718             2,088,460
       *   Dril-Quip, Inc.                                                                           47,500             2,422,500
       *   Dune Energy, Inc.                                                                          2,100                 5,187
       *   Edge Petroleum Corp.                                                                      46,513             1,137,708
       *   Encore Acquisition Co.                                                                    43,100             1,337,824
     * #   Endeavour International Corp.                                                            208,700               751,320
       *   Energy Partners, Ltd.                                                                    102,400             2,369,536
       *   FX Energy, Inc.                                                                           76,003               870,994
       *   Gasco Energy, Inc.                                                                       194,295             1,325,092
       *   Giant Industries, Inc.                                                                    36,500             1,958,225
       *   Goodrich Petroleum Corp.                                                                  67,200             1,538,208
       *   Grey Wolf, Inc.                                                                          499,500             3,751,245
     * #   GSV, Inc.                                                                                  1,800                   324
           Gulf Island Fabrication, Inc.                                                             33,277               826,933
       *   Gulfmark Offshore, Inc.                                                                   54,914             1,833,029
       *   Hanover Compressor Co.                                                                   272,100             3,678,792
       *   Harvest Natural Resources, Inc.                                                           98,400               903,312
     * #   Horizon Offshore, Inc.                                                                    47,483                21,367
       *   Hornbeck Offshore Services, Inc.                                                          61,800             2,024,568
       *   Houston Exploration Co.                                                                   22,797             1,246,084
       *   Hydril Co.                                                                                51,444             3,297,560
       *   Infinity, Inc.                                                                            33,811               230,591
     * #   Input/Output, Inc.                                                                       214,300             1,594,392
       *   KCS Energy, Inc.                                                                         133,500             3,491,025
       *   Key Energy Group, Inc.                                                                   203,100             2,862,187
     * #   KFX, Inc.                                                                                178,300             2,255,495
       *   Lone Star Technologies, Inc.                                                              79,000             3,871,000
           Lufkin Industries, Inc.                                                                   32,100             1,436,475
           Maritrans, Inc.                                                                           19,010               549,199
           MarkWest Hydrocarbon, Inc.                                                                19,785               433,291
     * #   Matrix Service Co.                                                                        53,494               498,029
     * #   Maverick Tube Corp.                                                                      112,300             4,273,015
     * #   McMoran Exploration Co.                                                                   63,964             1,157,748
       *   Meridian Resource Corp.                                                                  218,200               898,984
       *   Mexco Energy Corp.                                                                           300                 2,340
       *   Miller Petroleum, Inc.                                                                       569                   654
       *   Mitcham Industries, Inc.                                                                  23,900               351,091
       *   NATCO Group, Inc. Class A                                                                 42,400               983,680
     * #   Natural Gas Services Group                                                                20,789               472,950
       *   Newpark Resources, Inc.                                                                  229,400             1,681,502
       *   NS Group, Inc.                                                                            58,200             2,388,528
       *   Oceaneering International, Inc.                                                           67,900             3,462,900
       *   Offshore Logistics, Inc.                                                                  61,000             1,869,650

       *   Oil States International, Inc.                                                           125,931             4,289,210
     * #   OMNI Energy Services Corp.                                                                40,200               121,806
           Panhandle Royalty Co.                                                                        600                19,026
       *   Parallel Petroleum Corp.                                                                  97,000             1,591,770
       *   Parker Drilling Co.                                                                      253,900             2,419,667
           Penn Virginia Corp.                                                                       48,500             2,893,510
       *   Petrocorp, Inc. Escrow Shares                                                              6,900                   414
       *   Petrohawk Energy Corp.                                                                   189,426             2,521,260
       *   Petroleum Development Corp.                                                               41,733             1,408,489
       *   Pioneer Drilling Co.                                                                       1,500                26,280
       *   Remington Oil & Gas Corp.                                                                 74,600             2,496,116
       *   Rentech, Inc.                                                                            275,700               854,670
           Resource America, Inc.                                                                    52,253               874,715
     * #   Royale Energy, Inc.                                                                        6,531                43,496
           RPC, Inc.                                                                                112,200             3,725,040
       *   SEACOR Holdings, Inc.                                                                     59,607             4,014,531
       *   Spinnaker Exploration Co.                                                                 85,890             5,606,040
           St. Mary Land & Exploration Co.                                                          112,500             4,007,250
       *   Stone Energy Corp.                                                                        70,363             3,124,117
       *   Superior Energy Services, Inc.                                                           193,000             4,201,610
       *   Swift Energy Corp.                                                                        74,200             3,427,298
     * #   Syntroleum Corp.                                                                         145,026             1,170,360
       *   T-3 Energy Services, Inc.                                                                  1,250                13,025
       *   Tengasco, Inc.                                                                               217                    98
           Tesoro Petroleum Corp.                                                                        95                 5,232
     * #   Teton Energy Corp.                                                                        27,700               150,411
       *   TETRA Technologies, Inc.                                                                  89,200             2,613,560
       *   TGC Industries, Inc.                                                                      28,800               176,256
       *   Torch Offshore, Inc.                                                                          30                     2
     * #   Toreador Resources Corp.                                                                   8,100               184,599
     * #   Transmeridian Exploration, Inc.                                                          213,100             1,001,570
       *   TransMontaigne, Inc.                                                                     131,200               818,688
     * #   Tri-Valley Corp.                                                                          60,900               611,436
       *   U.S. Energy Corp. Wyoming                                                                 11,100                47,508
       *   Universal Compression Holdings, Inc.                                                      83,949             3,389,861
           USEC, Inc.                                                                               217,331             2,390,641
       *   VAALCO Energy, Inc.                                                                      153,500               618,605
       *   Veritas DGC, Inc.                                                                         90,900             2,972,430
       *   Warren Resources, Inc.                                                                   122,800             1,926,732
       *   Westmoreland Coal Co.                                                                     21,300               456,885
       *   W-H Energy Services, Inc.                                                                 73,600             2,453,088
       *   Whiting Petroleum Corp.                                                                   94,160             3,902,932
           World Fuel Services Corp.                                                                 73,500             2,524,725
                                                                                                              -------------------
Total Energy                                                                                                          171,879,305
                                                                                                              -------------------

Materials -- (4.8%)
       *   AEP Industries, Inc.                                                                      16,811               386,653
       *   AK Steel Holding Corp.                                                                   297,900             2,469,591
           Albemarle Corp.                                                                           76,481             2,814,501
       *   Aleris International, Inc.                                                                83,884             2,789,143
           AMCOL International Corp.                                                                 80,600             1,640,210
       *   American Pacific Corp.                                                                     7,000                29,470
       #   American Vanguard Corp.                                                                   23,142               533,423
           Arch Chemicals, Inc.                                                                      61,722             1,755,991
           Atlantis Plastics, Inc.                                                                    4,300                37,539

       *   Badger Paper Mills, Inc.                                                                   1,000                    80
           Bairnco Corp.                                                                              7,100                69,154
           Balchem Corp.                                                                             11,550               318,549
       *   Brush Engineered Materials, Inc.                                                          51,700               821,513
       *   Buckeye Technologies, Inc.                                                                97,883               745,868
           Calgon Carbon Corp.                                                                      107,500               619,200
     * #   Canyon Resources Corp.                                                                    61,900                50,758
       *   Caraustar Industries, Inc.                                                                75,366               743,109
           Carpenter Technology Corp.                                                                65,900             4,319,745
       *   Castle (A.M.) & Co.                                                                       29,937               618,199
       *   Century Aluminum Co.                                                                      83,990             1,941,849
       *   CFC International, Inc.                                                                    3,750                58,744
       *   Chaparral Steel Co.                                                                       57,200             1,430,000
           Chemtura Corp.                                                                           504,640             6,080,912
           Chesapeake Corp.                                                                          51,602               908,195
       #   Cleveland-Cliffs, Inc.                                                                    26,400             2,515,656
       *   Coeur d'Alene Mines Corp.                                                                678,000             2,922,180
           Commercial Metals Co.                                                                     12,500               438,750
           Compass Minerals International, Inc.                                                      86,000             2,070,880
       *   Constar International, Inc.                                                               32,502                97,506
       *   Continental Materials Corp.                                                                  300                 9,225
       *   Core Molding Technologies, Inc.                                                            8,700                59,595
           CPAC, Inc.                                                                                 6,620                27,539
           Deltic Timber Corp.                                                                       33,171             1,493,358
       *   Detrex Corp.                                                                                 500                 2,113
       *   Devcon International Corp.                                                                 3,500                37,520
           Eagle Materials, Inc. Class B                                                             20,800             2,282,800
       #   Empire Resources, Inc.                                                                     8,500                72,675
       *   Environmental Technologies Corp.                                                           3,700                     2
           Ferro Corp.                                                                              114,300             2,160,270
           Flamemaster Corp.                                                                            189                   898
           Friedman Industries, Inc.                                                                  9,658                57,369
           Fuller (H.B.) Co.                                                                         79,009             2,447,699
           Georgia Gulf Corp.                                                                        89,200             2,485,112
           Gibraltar Industries, Inc.                                                                76,304             1,677,925
           Glatfelter (P.H.) Co.                                                                    115,000             1,658,300
       *   Graphic Packaging Corp.                                                                  337,500               918,000
           Greif, Inc. Class A                                                                       30,100             1,807,505
           Hawkins, Inc.                                                                             12,100               170,610
       *   Headwaters, Inc.                                                                         112,800             4,019,064
       *   Hecla Mining Co.                                                                         298,100             1,055,274
       *   Hercules, Inc.                                                                           238,300             2,802,408
       *   ICO, Inc.                                                                                 13,920                36,053
       *   Impreso, Inc.                                                                              5,200                 5,616
       *   Keystone Consolidated Industries, Inc.                                                     2,100                    55
           Kronos Worldwide, Inc.                                                                       688                21,706
       *   Landec Corp.                                                                              63,890               470,869
       *   Lesco, Inc.                                                                               17,700               280,545
     * #   Liquidmetal Technologies, Inc.                                                            68,495                75,345
           Longview Fibre Co.                                                                       145,800             3,099,708
           MacDermid, Inc.                                                                           79,300             2,252,913
       *   Material Sciences Corp.                                                                   38,300               555,733
       *   Maxxam, Inc.                                                                               9,700               320,100
           Metal Management, Inc.                                                                    65,200             1,641,084
       *   Metals USA, Inc.                                                                          50,880             1,119,360

           Minerals Technologies, Inc.                                                               53,200             3,012,184
     * #   Mines Management, Inc.                                                                    30,400               221,920
       *   Mod-Pac Corp.                                                                              7,727                88,861
           Myers Industries, Inc.                                                                    90,719             1,269,159
     * #   Nanophase Technologies Corp.                                                              46,498               280,848
           Nevada Chemicals, Inc.                                                                     2,400                15,000
       *   NewMarket Corp.                                                                           44,500               975,440
           Niagara Corp.                                                                              8,000               124,600
           NL Industries, Inc.                                                                      127,076             1,880,725
           NN, Inc.                                                                                  44,275               440,094
           Northern Technologies International Corp.                                                  4,000                23,960
       *   Northwest Pipe Co.                                                                         8,400               206,304
           Olin Corp.                                                                               187,152             3,602,676
       *   Olympic Steel, Inc.                                                                       26,500               561,800
       *   OM Group, Inc.                                                                            71,500             1,128,270
       *   OMNOVA Solutions, Inc.                                                                   105,900               497,730
       *   Oregon Steel Mills, Inc.                                                                  92,900             2,540,815
           Packaging Dynamics Corp.                                                                   4,020                41,201
           Penford Corp.                                                                              7,500                99,750
       *   Pioneer Companies, Inc.                                                                   29,500               732,485
       *   PolyOne Corp.                                                                            228,800             1,320,176
           Pope & Talbot, Inc.                                                                       43,400               346,766
           Potlatch Corp.                                                                            75,800             3,664,172
           Quaker Chemical Corp.                                                                     26,120               468,332
           Quanex Corp.                                                                              66,050             4,085,193
           Reliance Steel & Aluminum Co.                                                             80,457             5,190,281
           Roanoke Electric Steel Corp.                                                              10,129               235,904
           Rock of Ages Corp.                                                                         4,400                18,480
           Rock-Tenn Co. Class A                                                                     94,800             1,260,840
           Rotonics Manufacturing, Inc.                                                               3,400                 9,622
       #   Royal Gold, Inc.                                                                          60,235             1,567,315
       *   RTI International Metals, Inc.                                                            59,800             2,230,540
       #   Ryerson Tull, Inc.                                                                        65,700             1,484,163
           Schnitzer Steel Industries, Inc. Class A                                                  60,451             2,084,955
           Schulman (A.), Inc.                                                                       80,055             1,672,349
           Schweitzer-Maudoit International, Inc.                                                    37,400               890,494
           Sensient Technologies Corp.                                                              118,700             2,156,779
           Silgan Holdings, Inc.                                                                     96,726             3,413,461
       *   Southwall Technologies, Inc.                                                              12,600                 8,190
           Spartech Corp.                                                                            83,400             1,768,914
           Steel Dynamics, Inc.                                                                     112,758             3,903,682
           Steel Technologies, Inc.                                                                  34,450               912,581
           Stepan Co.                                                                                10,000               258,300
       *   Stillwater Mining Co.                                                                    237,400             2,537,806
           Summa Industries, Inc.                                                                     5,100                40,647
       *   Symyx Technologies, Inc.                                                                  86,300             2,351,675
       *   Synalloy Corp.                                                                             5,800                58,957
     * #   Terra Industries, Inc.                                                                   243,200             1,461,632
           Texas Industries, Inc.                                                                    60,200             3,002,776
     * #   Titanium Metals Corp.                                                                     78,200             4,938,330
       *   U.S. Aggregates, Inc.                                                                      1,600                     8
       *   U.S. Concrete, Inc.                                                                       76,800               631,296
       *   UFP Technologies, Inc.                                                                     3,700                 9,050
       *   United States Lime & Minerals, Inc.                                                        5,496               160,428
       *   Universal Stainless & Alloy Products, Inc.                                                 6,805                96,400

           Vulcan International Corp.                                                                   700                37,363
           Wausau-Mosinee Paper Corp.                                                               129,936             1,535,844
       *   Webco Industries, Inc.                                                                       600                42,150
           Wellman, Inc.                                                                             69,200               535,608
       *   Williams Industries, Inc.                                                                  1,200                 2,040
           Worthington Industries, Inc.                                                              94,429             1,915,964
     * #   Zoltek Companies, Inc.                                                                    44,000               387,200
                                                                                                              -------------------
Total Materials                                                                                                       150,792,201
                                                                                                              -------------------

Consumer Staples -- (3.1%)
       *   Advanced Nutraceuticals, Inc.                                                                700                 2,625
           Alico, Inc.                                                                                6,800               311,508
           Alliance One International, Inc.                                                         220,216               673,861
           American Italian Pasta Co.                                                                45,800               283,502
       *   Atlantic Premium Brands, Ltd.                                                              2,000                 2,250
       *   Boston Beer Co., Inc. Class A                                                             26,600               719,796
       *   Bridgford Foods Corp.                                                                     10,100                70,902
       *   Cagle's, Inc. Class A                                                                      2,000                16,600
       *   Calavo Growers, Inc.                                                                      25,243               256,216
       #   Cal-Maine Foods, Inc.                                                                     55,700               348,682
       *   Carrington Laboratories, Inc.                                                             10,972                47,728
           Casey's General Stores, Inc.                                                             136,510             3,142,460
           CCA Industries, Inc.                                                                      17,666               145,921
       *   Central European Distribution Corp.                                                       54,827             2,396,488
       *   Central Garden & Pet Co.                                                                  52,500             2,311,050
       *   Chattem, Inc.                                                                             52,000             1,652,040
           Chiquita Brands International, Inc.                                                      113,596             2,362,797
           Coca-Cola Bottling Co. Consolidated                                                        5,900               271,400
           Corn Products International, Inc.                                                         37,400               832,150
       *   Cruzan International, Inc.                                                                 5,520               155,333
       *   Cuisine Solutions, Inc.                                                                   21,600               178,200
       *   Darling International, Inc.                                                              167,200               566,808
           Delta & Pine Land Co.                                                                    100,600             2,370,136
       *   Elizabeth Arden, Inc.                                                                     76,300             1,452,752
           Farmer Brothers Co.                                                                       22,400               456,288
     * #   Female Health Co.                                                                          9,000                13,500
           Flowers Foods, Inc.                                                                      163,437             4,236,287
       *   Foodarama Supermarkets, Inc.                                                               1,100                41,525
       *   Fresh Brands, Inc.                                                                         5,000                30,450
       *   Galaxy Nutritional Foods, Inc.                                                            11,100                15,540
     * #   Gardenburger, Inc.                                                                         4,000                    32
       *   Genesee Corp. Class B                                                                        200                   339
       *   Glacier Water Services, Inc.                                                               3,500                66,500
           Golden Enterprises, Inc.                                                                  11,430                38,862
       *   Great Atlantic & Pacific Tea Co., Inc.                                                   110,800             3,341,728
       *   Green Mountain Coffee, Inc.                                                               20,101               824,543
       *   Griffin Land & Nurseries, Inc. Class A                                                     2,200                54,780
       *   Hain Celestial Group, Inc.                                                                95,895             2,141,335
       *   Hines Horticulture, Inc.                                                                  21,300                79,875
       *   IGI, Inc.                                                                                  2,100                 1,953
           Imperial Sugar Co. (New)                                                                  25,720               355,193
       *   Imperial Sugar Co. (Old)                                                                  14,551                     0
           Ingles Market, Inc. Class A                                                               31,359               528,086
       *   Integrated Biopharma, Inc.                                                                31,800               127,200
           Inter Parfums, Inc.                                                                       52,736               873,308

       *   Interstate Bakeries Corp.                                                                 81,300               644,302
           J & J Snack Foods Corp.                                                                   24,110             1,464,441
       *   Katy Industries, Inc.                                                                      8,700                18,792
           Lancaster Colony Corp.                                                                    87,485             3,411,915
           Lance, Inc.                                                                               81,300             1,491,042
     * #   Lifeway Foods, Inc.                                                                        4,100                44,661
           Longs Drug Stores Corp.                                                                   95,000             4,049,850
       *   M&F Worldwide Corp.                                                                       48,300               821,100
       #   Mannatech, Inc.                                                                           13,100               170,824
           Marsh Supermarkets, Inc. Class A                                                           1,600                17,552
           Marsh Supermarkets, Inc. Class B                                                           4,400                47,124
       *   Maui Land & Pineapple Co., Inc.                                                           14,200               491,178
     * #   Medifast, Inc.                                                                            34,100               183,799
           MGP Ingredients, Inc.                                                                     42,555               479,595
       *   Monterey Pasta Co.                                                                        31,100               134,041
           Nash Finch Co.                                                                            33,440               898,533
       *   National Beverage Corp.                                                                   40,000               299,600
       *   Natrol, Inc.                                                                              11,900                23,800
       *   Natural Alternatives International, Inc.                                                   5,300                30,634
     * #   Natural Health Trends Corp.                                                               10,874               111,024
           Nature's Sunshine Products, Inc.                                                          40,784               750,833
       *   NBTY, Inc.                                                                               150,700             2,956,734
           Nu Skin Enterprises, Inc. Class A                                                        121,200             2,106,456
           Oil-Dri Corp. of America                                                                   4,100                73,759
       *   Omega Protein Corp.                                                                       62,000               373,860
     * #   Parlux Fragrances, Inc.                                                                   22,923               659,724
       *   Pathmark Stores, Inc.                                                                    134,979             1,452,374
       *   Peet's Coffee & Tea, Inc.                                                                 39,257             1,218,930
       *   Performance Food Group Co.                                                               123,587             3,509,871
       *   Pizza Inn, Inc.                                                                            9,700                25,705
       *   Playtex Products, Inc.                                                                   168,500             2,359,000
       *   PriceSmart, Inc.                                                                          65,168               540,243
           Pyramid Breweries, Inc.                                                                    5,700                13,338
           Ralcorp Holdings, Inc.                                                                    77,600             3,235,144
       *   Redhook Ale Brewery, Inc.                                                                 10,500                32,781
       #   Reliv International, Inc.                                                                 41,822               409,019
       *   Revlon, Inc.                                                                             890,200             2,225,500
           Rocky Mountain Chocolate Factory, Inc.                                                     8,221               128,248
           Ruddick Corp.                                                                            124,900             2,524,229
       *   San Filippo (John B.) & Son, Inc.                                                         19,393               265,878
           Sanderson Farms, Inc.                                                                     53,400             1,902,108
       *   Scheid Vineyards, Inc.                                                                     2,200                15,070
       *   Schiff Nutrition International, Inc.                                                      10,200                55,896
           Seaboard Corp.                                                                             1,400             2,408,000
       *   Seneca Foods Corp. Class A                                                                   200                 3,649
       *   Seneca Foods Corp. Class B                                                                 1,300                23,725
       *   Smart & Final Food, Inc.                                                                  80,700             1,089,450
       *   Spartan Stores, Inc.                                                                      54,375               544,294
       *   Spectrum Brands, Inc.                                                                     81,100             1,459,800
     * #   Star Scientific, Inc.                                                                    190,495               495,287
           Stephan Co.                                                                                3,400                10,676
       *   Suncoast Nutriceuticals, Inc.                                                                316                     9
           Tasty Baking Co.                                                                          20,500               159,900
           The Topps Co., Inc.                                                                      105,448               837,257
       *   Tofutti Brands, Inc.                                                                       8,900                27,590

       *   United Natural Foods, Inc.                                                               108,413             3,044,237
           United-Guardian, Inc.                                                                      1,900                20,045
           Universal Corp.                                                                           64,400             2,600,472
     * #   USANA Health Services, Inc.                                                               50,860             2,007,953
       #   Vector Group, Ltd.                                                                       114,870             2,164,151
       *   Vermont Pure Holdings, Ltd.                                                               16,800                31,584
           WD-40 Co.                                                                                 43,589             1,197,390
           Weis Markets, Inc.                                                                        74,107             3,119,905
       *   Wild Oats Markets, Inc.                                                                   74,869               904,418
     * #   Winn-Dixie Stores, Inc.                                                                  331,700               201,508
                                                                                                              -------------------
Total Consumer Staples                                                                                                 97,818,336
                                                                                                              -------------------

Utilities -- (2.2%)
           ALLETE, Inc.                                                                              81,400             3,764,750
           American States Water Co.                                                                 45,450             1,390,770
       *   Aquila, Inc.                                                                           1,013,100             3,596,505
           Artesian Resources Corp. Class A                                                           3,415               101,597
           Avista Corp.                                                                             131,700             2,324,505
           BIW, Ltd.                                                                                    800                14,736
           Black Hills Corp.                                                                         88,759             3,244,141
           California Water Service Group                                                            49,800             1,770,390
     * #   Calpine Corp.                                                                             26,630                13,581
           Cascade Natural Gas Corp.                                                                 30,900               626,961
           Central Vermont Public Service Corp.                                                      31,800               648,720
           CH Energy Group, Inc.                                                                     42,800             1,998,760
           Chesapeake Utilities Corp.                                                                15,100               470,365
           Cleco Corp.                                                                              135,500             2,991,840
           Connecticut Water Services, Inc.                                                          11,887               299,909
           Delta Natural Gas Co., Inc.                                                                7,120               181,916
           Duquesne Light Holdings, Inc.                                                            211,100             3,578,145
       *   Dynegy, Inc.                                                                              20,100                96,279
       *   El Paso Electric Co.                                                                     130,100             2,814,063
           Empire District Electric Co.                                                              70,500             1,431,855
           Energy West, Inc.                                                                          3,800                36,100
           EnergySouth, Inc.                                                                         20,503               567,728
       *   Environmental Power Corp.                                                                 21,700               165,788
           Florida Public Utilities Co.                                                               5,849                82,763
           Green Mountain Power Corp.                                                                12,100               357,434
           IDACORP, Inc.                                                                            114,600             3,267,246
           Laclede Group, Inc.                                                                       55,300             1,649,599
           Maine & Maritimes Corp.                                                                    1,600                27,360
           MGE Energy, Inc.                                                                          53,527             1,879,868
           Middlesex Water Co.                                                                        8,400               160,020
           New Jersey Resources Corp.                                                                71,800             3,052,218
           Northwest Natural Gas Co.                                                                 72,100             2,477,356
           NorthWestern Corp.                                                                        58,599             1,815,397
           Otter Tail Corp.                                                                          76,360             2,294,618
           Peoples Energy Corp.                                                                      39,000             1,401,270
           Piedmont Natural Gas Co.                                                                   3,000                70,470
           PNM Resources, Inc.                                                                       92,939             2,413,626
           RGC Resources, Inc.                                                                        3,464                88,505
           SEMCO Energy, Inc.                                                                        77,000               458,920
       *   Sierra Pacific Resources                                                                 278,200             3,750,136
           SJW Corp.                                                                                  8,700               443,700
           South Jersey Industries, Inc.                                                             73,128             2,102,430

       *   Southern Union Co.                                                                             0                   17
           Southwest Gas Corp.                                                                      100,300             2,659,956
           Southwest Water Co.                                                                       50,969               691,140
           UIL Holdings Corp.                                                                        38,500             1,860,320
           Unisource Energy Corp.                                                                    90,380             2,924,697
           Unitil Corp.                                                                               5,800               147,204
           WGL Holdings, Inc.                                                                        15,400               468,468
                                                                                                              -------------------
Total Utilities                                                                                                        68,674,142
                                                                                                              -------------------

Telecommunication Services -- (1.2%)
       *   @Road, Inc.                                                                              164,800               817,408
           Alaska Communications Systems Group, Inc.                                                118,711             1,188,297
       *   Boston Communications Group, Inc.                                                         44,700                48,723
     * #   Broadwing Corp.                                                                          196,424             1,319,969
       *   Centennial Communications Corp.                                                          209,682             3,327,653
       *   Cincinnati Bell, Inc.                                                                    668,000             2,605,200
       *   Cogent Communications Group, Inc.                                                         93,935               509,128
           Commonwealth Telephone Enterprises, Inc.                                                  59,100             2,048,406
       *   Covista Communications, Inc.                                                               2,900                 3,480
           CT Communications, Inc.                                                                   51,260               631,523
           D&E Communications, Inc.                                                                  37,974               343,665
     * #   Dobson Communications Corp.                                                              390,576             2,878,545
           FairPoint Communications, Inc.                                                             6,500                77,675
       *   General Communications, Inc. Class A                                                     138,181             1,402,537
       *   GoAmerica, Inc.                                                                               56                   244
           Hector Communications Corp.                                                                3,600               102,240
           Hickory Tech Corp.                                                                        15,500               122,450
       *   IDT Corp.                                                                                 44,778               539,575
       *   IDT Corp. Class B                                                                        193,100             2,355,820
       *   LCC International, Inc. Class A                                                           50,241               150,723
       *   Lynch Interactive Corp.                                                                       28                67,186
       *   Metro One Telecommunications, Inc.                                                        24,950                11,477
     * #   Network Plus Corp.                                                                        14,500                    16
           North Pittsburgh Systems, Inc.                                                            39,306               769,611
       *   Pac-West Telecomm, Inc.                                                                   21,200                18,232
       *   Premiere Global Services, Inc.                                                           188,337             1,423,828
       *   Price Communications Corp.                                                               147,170             2,232,569
     * #   Primus Telecommunications Group, Inc.                                                    147,357               142,936
       *   Rural Cellular Corp. Class A                                                              31,293               434,973
       *   SBA Communications Corp.                                                                 223,013             4,112,360
       *   Shared Technologies Cellular, Inc.                                                        10,100                    13
       *   SunCom Wireless Holdings, Inc.                                                           172,600               440,130
           SureWest Communications                                                                   38,212             1,081,400
       *   TALK America Holdings, Inc.                                                               78,109               749,846
       *   Teleglobe International Holdings, Ltd.                                                    10,900                47,633
       *   Time Warner Telecom, Inc.                                                                144,187             1,355,358
       *   UbiquiTel, Inc.                                                                          251,267             2,457,391
       *   US LEC Corp.                                                                              74,086               137,059
           USA Mobility, Inc.                                                                        41,100             1,122,030
           Warwick Valley Telephone Co.                                                                 300                 6,024
       *   Wireless Facilities, Inc.                                                                187,604             1,039,326
       *   WQN, Inc.                                                                                  1,500                 2,355
       *   Xeta Corp.                                                                                12,900                27,735
                                                                                                              -------------------
Total Telecommunication Services                                                                                       38,152,749
                                                                                                              -------------------

Other -- (0.0%)
       *   Big 4 Ranch, Inc.                                                                          3,200                     0
       *   Breed Technologies, Inc.                                                                  36,800                   442
       *   DLB Oil & Gas, Inc.                                                                        1,300                     0
     * #   EquiMed, Inc. Nevis                                                                        2,250                     0
       *   iGo Escrow Share                                                                           4,100                     0
       *   Noel Group, Inc.                                                                           8,000                    40
       *   PDS Gaming Corp. Escrow Shares                                                             1,100                 1,650
       *   Starbiz Restrictive Shares                                                                     2                     0
       *   Swisher International, Inc.                                                                  700                 3,885
                                                                                                              -------------------
Total Other                                                                                                                 6,017
                                                                                                              -------------------

TOTAL COMMON STOCKS                                                                                                 2,877,933,009
                                                                                                              -------------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   American Banknote Corp. Warrants Series 1 10/01/07                                            30                     0
       *   American Banknote Corp. Warrants Series 2 10/01/07                                            30                     0
     * #   Angeion Corp. Warrants 10/31/20                                                              215                     0
       *   Biotime Rights 11/30/05                                                                    4,300                     0
       *   CSF Holding, Inc. Litigation Rights                                                        3,250                     0
       *   Del Global Technologies Corp. Warrants 03/28/08                                              971                 1,699
       *   Imperial Credit Industries, Inc. Warrants 01/31/08                                            22                     0
       *   Lynch Corp. Rights 12/12/05                                                                1,500                   375
       *   Optical Cable Corp. Warrants 10/24/07                                                      2,823                     0
     * #   RCN Corp. Warrants 12/21/06                                                                   60                     0
       *   Tengasco, Inc. Warrants                                                                      683                     0
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                        2,635                 9,354
                                                                                                              -------------------
Total Other                                                                                                                11,428
                                                                                                              -------------------

TOTAL RIGHTS/WARRANTS                                                                                                      11,428
                                                                                                              -------------------

                                                                                                FACE
                                                                                               AMOUNT
                                                                                        -------------------
                                                                                                (000)
BONDS -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
       *   6.000%, 03/28/07                                                             $                 2                     0
                                                                                                              -------------------

TEMPORARY CASH INVESTMENTS -- (7.9%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%,
              12/01/05 (Collateralized by $235,725,000 U.S. Treasury Note 4.50%,
              11/15/10, valued at $237,178,167) to be repurchased at $232,550,753                   232,525           232,525,240
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $16,422,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $16,093,560) to be repurchased at $15,856,709                                          15,855            15,855,000
                                                                                                              -------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                      248,380,240
                                                                                                              -------------------

TOTAL INVESTMENTS - (100.0%)
(Cost $2,747,659,877)                                                                                         $     3,126,324,677
                                                                                                              ===================

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (91.6%)
Information Technology -- (21.2%)
       *   24/7 Real Media, Inc.                                                                         4,040   $          29,896
     * #   8X8, Inc.                                                                                    84,000             134,400
       *   Acacia Research-Acacia Technologies                                                          85,983             601,881
     * #   Access Integrated Technologies, Inc.                                                         94,100             765,033
     * #   ACE*COMM Corp.                                                                               78,700             195,963
       *   Actel Corp.                                                                                 200,996           2,926,502
       *   ActivCard Corp.                                                                             297,378           1,112,194
       *   Actuate Corp.                                                                               486,635           1,605,896
       *   Adaptec, Inc.                                                                               176,364             876,529
       *   ADDvantage Technologies Group, Inc.                                                           2,300               9,614
       *   ADE Corp.                                                                                    81,400           1,921,040
       *   Adept Technology, Inc.                                                                        6,000              68,880
       *   Advanced Digital Information Corp.                                                          494,089           5,187,935
       *   Advanced Energy Industries, Inc.                                                            225,617           3,014,243
     * #   Advanced Photonix, Inc.                                                                      68,300             173,482
       *   Advanced Power Technology, Inc.                                                              73,800             994,086
       *   Advent Software, Inc.                                                                           220               6,301
       *   Aehr Test Systems                                                                            57,400             203,770
       *   Aeroflex, Inc.                                                                              181,058           1,986,206
       *   Aetrium, Inc.                                                                                87,300             303,804
       *   Agile Software Corp.                                                                        418,842           2,601,009
           Agilysys, Inc.                                                                              227,038           4,325,074
       *   Airspan Networks, Inc.                                                                      314,911           1,851,677
           Allen Organ Co. Class B                                                                       4,700             291,988
       *   Alliance Semiconductor Corp.                                                                274,070             800,284
       *   Allied Motion Technologies, Inc.                                                             34,580             133,133
       *   Alpha Technologies Group, Inc.                                                               23,644                 325
       *   Altiris, Inc.                                                                               197,435           3,259,652
           American Software, Inc. Class A                                                             277,700           1,557,897
       *   American Technical Ceramics Corp.                                                            68,100             625,839
       *   Amistar Corp.                                                                                27,800              79,369
       *   Amkor Technology, Inc.                                                                      125,125             775,775
       *   Ampex Corp. Class A                                                                           7,565             170,213
       *   Amtech Systems, Inc.                                                                          2,800              20,328
     * #   Anadigics, Inc.                                                                             265,310           1,391,551
       *   Analex Corp.                                                                                 63,000             192,780
       *   Analysts International Corp.                                                                190,092             479,032
       *   Analytical Surveys, Inc.                                                                      5,670               7,542
       *   Anaren, Inc.                                                                                145,846           2,092,890
       *   Ansoft Corp.                                                                                114,500           3,972,005
       *   Answerthink, Inc.                                                                           349,249           1,452,876
       *   APA Enterprises, Inc.                                                                        41,400              48,852
       *   Apogee Technology, Inc.                                                                       4,500               4,275
       *   Applied Films Corp.                                                                         116,501           2,333,515

       *   Applied Innovation, Inc.                                                                    142,200             513,342
       *   Applix, Inc.                                                                                121,600             845,120
     * #   Ardent Communications, Inc.                                                                  20,000                  30
       *   Ariba, Inc.                                                                                 356,320           3,075,042
       *   Arris Group, Inc.                                                                           473,247           4,599,961
       *   Art Technology Group, Inc.                                                                  117,611             192,882
     * #   Artisoft, Inc.                                                                               23,716              37,946
       *   Aspen Technology, Inc.                                                                      351,612           2,601,929
       *   Astea International, Inc.                                                                    21,160             306,820
           Astro-Med, Inc.                                                                              54,422             537,689
       *   Asyst Technologies, Inc.                                                                    372,694           2,318,157
       *   Atari, Inc.                                                                                 873,371           1,100,447
       *   Atheros Communications                                                                       60,320             584,501
       *   August Technology Corp.                                                                     115,815           1,247,328
       *   Authentidate Holding Corp.                                                                  247,600             472,916
       *   Autobytel, Inc.                                                                             258,326           1,348,462
     * #   Avanex Corp.                                                                                419,889             272,928
       *   Avici Systems, Inc.                                                                         104,781             444,271
       *   Aware, Inc.                                                                                 180,050           1,073,098
       *   Axcelis Technologies, Inc.                                                                   17,000              80,580
       *   Axesstel, Inc.                                                                              159,000             314,820
       *   AXS-One, Inc.                                                                               197,000             364,450
       *   AXT, Inc.                                                                                   114,600             195,966
     * #   Bankrate, Inc.                                                                              127,603           4,115,197
           Bel Fuse, Inc. Class A                                                                       42,550           1,169,274
           Bel Fuse, Inc. Class B                                                                       93,150           3,123,320
       *   Bell Industries, Inc.                                                                        88,500             234,525
       *   Bell Microproducts, Inc.                                                                    228,950           1,968,970
       *   BindView Development Corp.                                                                  346,087           1,370,505
       *   Bitstream, Inc.                                                                              81,600             279,137
           Black Box Corp.                                                                             133,230           6,223,173
       *   Blonder Tongue Laboratories, Inc.                                                            76,300             147,259
       *   Blue Coat Systems, Inc.                                                                     103,065           4,667,814
           Bogen Communications International, Inc.                                                     64,200             340,260
     * #   Bookham, Inc.                                                                               210,110             987,517
       *   Borland Software Corp.                                                                      136,388             827,875
       *   Bottomline Technologies, Inc.                                                               200,088           2,220,977
       *   Brightpoint, Inc.                                                                           219,693           6,182,161
     * #   BroadVision, Inc.                                                                           226,173             158,321
       *   Brooks Automation, Inc.                                                                     516,628           6,643,836
       *   BSQUARE Corp.                                                                                 3,800               9,500
     * #   Cabot Microelectronics Corp.                                                                191,401           5,920,033
       *   CalAmp Corp.                                                                                178,484           2,070,414
       *   California Micro Devices Corp.                                                              177,700           1,629,509
       *   Callidus Software, Inc.                                                                     125,200             519,580
           CAM Commerce Solutions, Inc.                                                                 11,300             194,360
       *   Captaris, Inc.                                                                              221,800             907,162
       *   Captiva Software Corp.                                                                      101,309           2,239,942
       *   Carreker Corp.                                                                              200,274           1,005,375
       *   Carrier Access Corp.                                                                        234,130           1,135,531
       *   Cass Information Systems, Inc.                                                                  375              11,981
       *   Catalyst Semiconductor, Inc.                                                                135,942             645,725
       *   Catapult Communications Corp.                                                               120,658           2,040,327
       *   CCC Information Services Group, Inc.                                                        122,590           3,200,825
       *   C-COR, Inc.                                                                                 364,456           2,066,466

           Celeritek, Inc.                                                                              68,957              13,102
       *   CellStar Corp.                                                                                1,652               3,469
       *   Centillium Communications, Inc.                                                             321,910           1,480,786
       *   Centra Software, Inc.                                                                       176,045             320,402
     * #   Cenuco, Inc.                                                                                 99,000             300,960
       *   CEVA, Inc.                                                                                  119,130             729,076
     * #   CGI Holding Corp.                                                                            19,100              47,368
       *   Checkpoint Systems, Inc.                                                                    238,900           5,721,655
       *   Cherokee International Corp.                                                                 35,097             100,728
       *   Chordiant Software, Inc.                                                                    647,545           1,767,798
       *   Ciber, Inc.                                                                                 487,964           3,000,979
       *   Ciprico, Inc.                                                                                49,200             222,876
       *   Cirrus Logic, Inc.                                                                          697,309           5,271,656
       *   Clarus Corp.                                                                                138,650           1,185,458
       *   ClearOne Communications, Inc.                                                                32,300              74,613
       *   Cognitronics Corp.                                                                           82,975             246,436
           Cohu, Inc.                                                                                  181,579           4,842,712
       *   Comarco, Inc.                                                                                63,800             547,404
     * #   Commerce One, Inc.                                                                            4,800                   0
           Communications Systems, Inc.                                                                118,400           1,278,720
       *   Competitive Technologies, Inc.                                                              102,100             495,185
       *   Computer Horizons Corp.                                                                     298,100           1,219,229
       *   Computer Task Group, Inc.                                                                   174,600             703,638
       *   Comtech Telecommunications Corp.                                                              3,679             160,404
       *   Concur Technologies, Inc.                                                                   267,002           3,372,235
       *   Concurrent Computer Corp.                                                                   374,700             741,906
     * #   Convera Corp.                                                                               356,325           5,558,670
       *   Corillian Corp.                                                                             318,441             888,450
       *   Cosine Communications, Inc.                                                                  64,479             156,362
       *   Covansys Corp.                                                                              298,704           4,390,949
     * #   C-Phone Corp.                                                                                23,600                 201
     * #   Cray, Inc.                                                                                  549,513             829,765
       *   Critical Path, Inc.                                                                           1,910                 630
       *   Crossroads Systems, Inc.                                                                    131,178             114,125
       *   CSP, Inc.                                                                                    78,328             558,479
           CTS Corp.                                                                                   280,819           3,378,253
       *   CVD Equipment Corp.                                                                           5,700              17,955
       *   Cyberguard Corp.                                                                            227,495           2,156,653
       *   Cyberoptics Corp.                                                                            72,732             917,151
       *   Cybersource Corp.                                                                           517,800           3,888,678
           Daktronics, Inc.                                                                            167,200           4,531,120
       *   Data I/O Corp.                                                                               77,000             196,350
       *   Data Systems & Software, Inc.                                                                86,500             120,235
       *   Datalink Corp.                                                                               52,200             182,178
           Dataram Corp.                                                                                83,150             469,798
       *   Datastream Systems, Inc.                                                                    126,600           1,025,460
       *   DataTRAK International, Inc.                                                                 43,350             502,427
       *   Datawatch Corp.                                                                              18,488              82,456
       *   Delphax Technologies, Inc.                                                                   52,900             116,380
       *   Digi International, Inc.                                                                    172,210           2,218,065
       *   Digimarc Corp.                                                                              129,394             789,303
       *   Digital Angel Corp.                                                                         316,300           1,062,768
       *   Digital Insight Corp.                                                                         4,462             147,781
       *   Digital Theater Systems, Inc.                                                               135,575           1,963,126
       *   Diodes, Inc.                                                                                131,250           5,298,563

       *   Ditech Communications Corp.                                                                 234,060           2,052,706
       *   DocuCorp International, Inc.                                                                103,300             652,856
       *   Document Sciences Corp.                                                                      15,400             109,340
       *   Dot Hill Systems Corp.                                                                      336,846           2,229,921
       *   DPAC Technologies Corp.                                                                       3,630                 218
       *   DSP Group, Inc.                                                                             223,513           5,811,338
       *   Dynamics Research Corp.                                                                      66,100           1,051,651
       *   EasyLink Services Corp.                                                                      27,519              19,814
       *   Echelon Corp.                                                                               323,955           2,672,629
       *   eCollege.com, Inc.                                                                          179,200           2,972,928
       *   EDGAR Online, Inc.                                                                          186,600             356,406
       *   Edgewater Technology, Inc.                                                                   70,774             424,644
       *   EFJ, Inc.                                                                                   201,574           1,967,362
       *   Elecsys Corp.                                                                                 1,000               3,450
       *   Electro Scientific Industries, Inc.                                                         229,386           5,771,352
       *   Electroglas, Inc.                                                                           169,800             514,494
           Electro-Sensors, Inc.                                                                         3,450              14,283
       *   eLoyalty Corp.                                                                               14,510             130,445
       *   Embarcadero Technologies, Inc.                                                              211,402           1,593,971
       *   EMCORE Corp.                                                                                385,241           2,365,380
       *   EMS Technologies, Inc.                                                                      115,299           1,955,471
       *   En Pointe Technologies, Inc.                                                                 57,200             166,452
     * #   Endwave Corp.                                                                                82,900             807,446
       *   Entegris, Inc.                                                                              204,808           2,068,561
       *   Enterasys Networks, Inc.                                                                      7,112              92,669
       *   Entrust, Inc.                                                                               480,264           2,401,320
       *   Epicor Software Corp.                                                                       413,827           5,714,951
       *   EPIQ Systems, Inc.                                                                          147,081           2,796,010
       *   ePlus, Inc.                                                                                  63,856             924,635
       *   ePresence, Inc. Escrow Shares                                                               191,500              24,895
       *   ESS Technology, Inc.                                                                        274,993             838,729
       *   Evans & Sutherland Computer Corp.                                                            99,800             522,952
       *   Evolving Systems, Inc.                                                                       71,600             151,792
       *   Exar Corp.                                                                                  322,763           3,989,351
       *   Excel Technology, Inc.                                                                       97,596           2,346,208
       *   Extreme Networks, Inc.                                                                      895,630           4,406,500
       *   Ezenia!, Inc.                                                                                 2,900               7,105
       *   FalconStor Software, Inc.                                                                   370,711           2,813,696
       *   Fargo Electronics                                                                           104,500           1,996,995
     * #   Faro Technologies, Inc.                                                                     102,275           1,945,271
       *   FEI Co.                                                                                     265,767           5,304,709
       *   Finisar Corp.                                                                                46,100              88,512
       *   Firstwave Technologies, Inc.                                                                 19,200              33,984
       *   Forgent Networks, Inc.                                                                      263,300             460,775
       *   Forrester Research, Inc.                                                                    175,203           3,265,784
           Frequency Electronics, Inc.                                                                  89,100             908,820
       *   FSI International, Inc.                                                                     233,171             953,669
       *   Genesis Microchip, Inc.                                                                     264,381           5,922,134
       *   Gerber Scientific, Inc.                                                                     159,700           1,523,538
           Gevity HR, Inc.                                                                             213,668           6,053,214
       *   Giga-Tronics, Inc.                                                                           49,100             122,750
       *   Glenayre Technologies, Inc.                                                                 544,109           1,708,502
     * #   Global e-Point, Inc.                                                                         18,731              62,936
       *   Global Imaging Systems, Inc.                                                                 52,125           1,898,393
       *   Globecomm Systems, Inc.                                                                      96,000             624,000

       *   Globix Corp.                                                                                 61,500             107,010
       *   Glowpoint, Inc.                                                                             138,839             149,946
       *   GoRemote Internet Communications, Inc.                                                      172,300             244,666
       *   GSE Systems, Inc.                                                                            37,054              44,465
       *   GTSI Corp.                                                                                   84,700             702,163
       *   Halifax Corp.                                                                                 8,650              27,680
       *   Harmonic, Inc.                                                                              526,255           2,889,140
       *   Hauppauge Digital, Inc.                                                                      83,200             341,952
       *   HEI, Inc.                                                                                    66,726             273,577
       *   HI/FN, Inc.                                                                                  94,694             535,968
       *   HomeStore, Inc.                                                                             769,189           3,392,123
       *   Hypercom Corp.                                                                              414,000           2,566,800
       *   HyperFeed Technologies, Inc.                                                                 10,730              18,778
       *   I.D. Systems, Inc.                                                                           62,238           1,238,536
       *   Ibis Technology Corp.                                                                        73,513             116,151
     * #   iCAD, Inc.                                                                                   37,500              48,750
       *   Identix, Inc.                                                                               735,967           3,613,598
       *   iGATE Capital Corp.                                                                         354,377           1,435,227
     * #   ImageWare Systems, Inc.                                                                      75,300             146,835
       *   I-many, Inc.                                                                                175,900             242,742
       *   Immersion Corp.                                                                             195,530           1,290,498
       *   Indus International, Inc.                                                                   187,470             562,410
     * #   Infocrossing, Inc.                                                                          145,789           1,062,802
       *   InFocus Corp.                                                                               289,611           1,083,145
       *   Informatica Corp.                                                                           289,696           3,256,183
       *   Information Architects Corp.                                                                 13,040                 261
           Inforte Corp.                                                                                85,195             331,409
           infoUSA, Inc.                                                                               370,489           3,753,054
       *   Innodata Isogen, Inc.                                                                       163,426             496,815
       *   Innovex, Inc.                                                                               146,500             605,045
       *   InPlay Technologies, Inc.                                                                     8,800              26,224
       *   Insightful Corp.                                                                             40,100             118,295
       *   InsWeb Corp.                                                                                 12,966              43,306
           Integral Systems, Inc.                                                                      118,700           2,569,855
     * #   Integral Vision, Inc.                                                                        21,100              35,870
       *   Integrated Silicon Solution, Inc.                                                           290,531           2,036,622
     * #   Intelli-Check, Inc.                                                                          77,400             309,600
       *   Intelligent Systems Corp.                                                                    38,100              89,535
       *   Intelligroup, Inc.                                                                          116,800             213,744
     * #   Intellisync Corp.                                                                           513,109           2,606,594
       *   Interactive Intelligence, Inc.                                                              125,142             614,447
       *   Interland, Inc.                                                                             128,845             517,957
       *   Interlink Electronics, Inc.                                                                 100,780             241,872
       *   International Microcomputer Software, Inc.                                                    4,200               3,402
       *   Internet Capital Group, Inc.                                                                191,213           1,587,068
       *   Internet Commerce Corp.                                                                      13,900              42,312
       *   Interphase Corp.                                                                             62,700             269,610
           Inter-Tel, Inc.                                                                             203,447           4,156,422
       *   Intervideo, Inc.                                                                            105,262           1,077,883
       *   Intervoice, Inc.                                                                            274,842           2,377,383
       *   Interwoven, Inc.                                                                            321,929           3,055,106
       *   Intest Corp.                                                                                 33,000             114,840
       *   Intevac, Inc.                                                                               158,400           1,946,736
       *   Intrado, Inc.                                                                               142,689           3,221,918
       *   IntriCon Corp.                                                                               46,700             196,140

     * #   Intrusion, Inc.                                                                              20,825              56,019
       *   Iomega Corp.                                                                                407,091           1,054,366
       *   iPass, Inc.                                                                                 257,900           1,748,562
     * #   IPIX Corp.                                                                                    2,000               4,440
       *   I-Sector Corp.                                                                               32,000             149,440
     * #   Island Pacific, Inc.                                                                         41,900               2,933
       *   Iteris, Inc.                                                                                 26,700              64,080
       *   iVillage, Inc.                                                                              583,343           4,783,413
       *   IXYS Corp.                                                                                  258,493           3,107,086
       *   Jaco Electronics, Inc.                                                                       63,009             208,561
       *   JDA Software Group, Inc.                                                                    226,711           3,400,665
     * #   JMAR Industries, Inc.                                                                       189,000             192,780
       *   Jupitermedia Corp.                                                                          278,831           4,564,463
       *   Keane, Inc.                                                                                  15,300             160,038
           Keithley Instruments, Inc.                                                                  115,700           1,861,613
       *   Kemet Corp.                                                                                 666,900           5,335,200
       *   Key Tronic Corp.                                                                             96,300             318,753
       *   Keynote Systems, Inc.                                                                        64,500             854,625
       *   Kintera, Inc.                                                                                50,704             149,070
       *   Knova Software, Inc.                                                                          2,530               8,476
     * #   Komag, Inc.                                                                                  13,744             480,215
       *   Kopin Corp.                                                                                 563,110           3,851,672
       *   Kulicke & Soffa Industries, Inc.                                                            414,797           3,505,035
           Landauer, Inc.                                                                               82,000           4,009,800
       *   Lantronix, Inc.                                                                              15,000              23,700
     * #   LaserCard Corp.                                                                             104,450           1,107,170
       *   Lattice Semiconductor Corp.                                                                 302,419           1,478,829
     * #   Lawson Software, Inc.                                                                       750,035           5,692,766
       *   LeCroy Corp.                                                                                101,788           1,661,180
     * #   Level 8 Systems, Inc.                                                                        26,400                 713
     * #   Lexar Media, Inc.                                                                           649,256           5,538,154
           Liberate Technologies, Inc.                                                                  14,600               2,811
       *   Lightbridge, Inc.                                                                           213,820           2,110,403
       *   Lightning Rod Software, Inc.                                                                    680                 303
       *   LightPath Technologies, Inc.                                                                  8,650              17,733
       *   Lionbridge Technologies, Inc.                                                               465,710           3,027,115
       *   Littlefuse, Inc.                                                                            172,898           4,484,974
       *   Logic Devices, Inc.                                                                          45,800              46,716
       *   LogicVision, Inc.                                                                           156,450             183,438
       *   Logility, Inc.                                                                              135,600             786,480
       *   LoJack Corp.                                                                                152,600           4,300,268
       #   Lowrance Electronics, Inc.                                                                   23,539             537,160
       *   LTX Corp.                                                                                   472,826           2,099,347
       *   Lumera Corp.                                                                                  6,050              23,111
       *   Magma Design Automation, Inc.                                                               283,384           2,394,595
       *   MAI Systems Corp.                                                                                18                  96
       *   Management Network Group, Inc.                                                               82,099             193,754
       *   Manatron, Inc.                                                                                  115                 822
       *   Manhattan Associates, Inc.                                                                  232,170           4,970,760
       *   Manugistic Group, Inc.                                                                      453,822             871,338
       *   Mapinfo Corp.                                                                               161,231           2,316,889
     * #   Marchex, Inc. Class B                                                                       133,980           3,135,132
       *   Mastec, Inc.                                                                                396,900           3,917,403
       *   MatrixOne, Inc.                                                                             350,600           1,767,024
     * #   Mattson Technology, Inc.                                                                    414,417           4,111,017

           Maximus, Inc.                                                                               144,800           5,270,720
       *   Maxwell Technologies, Inc.                                                                  133,732           1,890,970
       *   McDATA Corp. Class A                                                                        641,597           2,335,413
     * #   MDI, Inc.                                                                                   107,900              79,846
       *   Measurement Specialties, Inc.                                                                78,500           1,953,080
       *   Mechanical Technology, Inc.                                                                  46,900             134,134
       *   MedQuist, Inc.                                                                              133,500           1,444,470
       *   Mentor Graphics Corp.                                                                        61,891             554,543
       *   Mercury Computer Systems, Inc.                                                              160,794           3,212,664
       *   Merix Corp.                                                                                 137,000             913,790
           Mesa Laboratories, Inc.                                                                      27,800             436,460
       *   MetaSolv, Inc.                                                                              329,266             938,408
           Methode Electronics, Inc.                                                                   206,671           2,159,712
       *   Metrologic Instruments, Inc.                                                                179,658           3,512,314
       *   Micro Linear Corp.                                                                          109,300             193,461
       *   Micromuse, Inc.                                                                             445,025           3,297,635
       *   Microtune, Inc.                                                                             437,888           2,141,272
     * #   Mindspeed Technologies, Inc.                                                                267,080             491,427
       *   MIPS Technologies, Inc.                                                                     301,292           1,780,636
       *   MIVA, Inc.                                                                                  246,197           1,238,371
       *   Mobility Electronics, Inc.                                                                  247,290           2,779,540
       *   Mobius Management Systems, Inc.                                                             174,400           1,079,536
           Mocon, Inc.                                                                                  72,775             669,530
       *   Moldflow Corp.                                                                               88,662           1,267,867
       *   Monolithic System Technology, Inc.                                                          216,288           1,321,520
       *   Motive, Inc.                                                                                 79,300             247,416
       *   MRO Software, Inc.                                                                          207,987           3,169,722
       *   MRV Communications, Inc.                                                                    716,119           1,303,337
     * #   MSC.Software Corp.                                                                          171,500           2,846,900
       *   MSGI Security Solutions, Inc.                                                                   904               2,631
     * #   MTI Technology Corp.                                                                          3,300               4,191
       *   MTM Technologies, Inc.                                                                       44,200             168,844
           MTS Systems Corp.                                                                           188,648           6,653,615
       *   Nanometrics, Inc.                                                                           119,851           1,330,346
       *   Napco Security Systems, Inc.                                                                146,760           2,355,498
       *   Neoforma, Inc.                                                                              156,824           1,544,716
       *   NeoMagic Corp.                                                                                7,713              29,849
       *   NEON Systems, Inc.                                                                           14,800              62,574
       *   Neoware Systems, Inc.                                                                       131,788           2,882,204
       *   Net Perceptions, Inc.                                                                        13,400               9,246
       *   Net2Phone, Inc.                                                                             310,579             599,417
       *   NETGEAR, Inc.                                                                               264,337           5,101,704
       *   Netguru, Inc.                                                                                44,000              31,680
       *   NetIQ Corp.                                                                                 385,055           4,601,407
       *   Netlogic Microsystems, Inc.                                                                  58,944           1,536,081
       *   NetManage, Inc.                                                                              71,328             379,465
       *   Netopia, Inc.                                                                               129,756             389,268
       *   NetRatings, Inc.                                                                            322,530           4,354,155
       *   NetScout Systems, Inc.                                                                      236,701           1,320,792
       *   Network Engines, Inc.                                                                       207,412             255,117
       *   Network Equipment Technologies, Inc.                                                        175,900             824,971
       *   Newport Corp.                                                                               323,553           4,465,031
       *   NIC, Inc.                                                                                   535,448           3,266,233
       *   NMS Communications Corp.                                                                    419,008           1,642,511
     * #   Novatel Wireless, Inc.                                                                      236,094           3,215,600

       *   Nu Horizons Electronics Corp.                                                               129,666           1,295,363
       *   Nuance Communications, Inc.                                                               1,049,957           6,530,733
       *   NumereX Corp. Class A                                                                       102,700             516,581
     * #   NYFIX, Inc.                                                                                 214,349             884,190
       *   O.I. Corp.                                                                                   25,700             291,952
       *   Omtool, Ltd.                                                                                 30,770             220,929
       *   Online Resources Corp.                                                                      201,031           2,356,083
     * #   Onvia, Inc.                                                                                   4,960              23,064
       *   ONYX Software Corp.                                                                         139,740             461,142
       *   Open Solutions, Inc.                                                                        159,900           3,543,384
       *   OpenTV Corp.                                                                                159,125             358,031
       *   Oplink Communications, Inc.                                                                  26,257             357,620
       *   OPNET Technologies, Inc.                                                                    155,937           1,498,555
       *   Opsware, Inc.                                                                               760,556           4,487,280
       *   OPTi, Inc.                                                                                  118,200             195,030
       *   Optical Cable Corp.                                                                          44,105             265,071
       *   Optical Communication Products, Inc.                                                        169,285             397,820
       *   OSI Systems, Inc.                                                                           131,542           2,476,936
       *   Overland Storage, Inc.                                                                      107,900             858,884
       *   OYO Geospace Corp.                                                                           41,100           1,119,975
       *   Packeteer, Inc.                                                                             240,255           2,210,346
       *   Panavision, Inc.                                                                             13,000              64,350
     * #   PAR Technology Corp.                                                                         79,500           2,551,950
           Park Electrochemical Corp.                                                                  162,800           4,109,072
     * #   Parkervision, Inc.                                                                          154,775           1,278,442
     * #   Path 1 Network Technologies, Inc.                                                            48,700             131,003
       *   Paxar Corp.                                                                                 210,700           4,030,691
       *   PC Connection, Inc.                                                                         178,480           1,135,133
       *   PC-Tel, Inc.                                                                                165,043           1,495,290
       *   PDF Solutions, Inc.                                                                         211,646           3,310,143
       *   Peerless Systems Corp.                                                                      101,700             715,968
       *   Pegasus Solutions, Inc.                                                                     151,187           1,074,940
       *   Pegasystems, Inc.                                                                           266,366           1,947,135
       *   Pemstar, Inc.                                                                               146,137             201,669
       *   Perceptron, Inc.                                                                             76,350             564,227
       *   Perficient, Inc.                                                                            123,431           1,076,318
       *   Performance Technologies, Inc.                                                              131,275           1,182,788
       *   Pericom Semiconductor Corp.                                                                 207,689           1,630,359
       *   Pervasive Software, Inc.                                                                    225,700             956,968
       *   Pfsweb, Inc.                                                                                      1                   1
       *   Phoenix Technologies, Ltd.                                                                  176,469           1,117,049
       *   Photon Dynamics, Inc.                                                                       115,000           2,116,000
       *   Photronics, Inc.                                                                            169,808           2,696,551
       *   Pixelworks, Inc.                                                                            113,400             606,690
       *   Planar Systems, Inc.                                                                        114,139           1,107,148
       *   PLATO Learning, Inc.                                                                        181,830           1,312,813
       *   Plexus Corp.                                                                                310,089           6,666,914
       *   PLX Technology, Inc.                                                                        205,935           2,032,578
       *   Porta Systems Corp.                                                                           1,490                 253
       *   Portal Software, Inc.                                                                       265,283             626,068
     * #   PortalPlayer, Inc.                                                                           29,400             706,482
       *   Power Integrations, Inc.                                                                    226,901           4,948,711
       *   PowerCerv Corp.                                                                              11,633               6,398
       *   Powerwave Technologies, Inc.                                                                345,156           4,335,159
       *   Presstek, Inc.                                                                              285,029           2,630,818

           Printronix, Inc.                                                                             67,150           1,075,072
       *   Private Business, Inc.                                                                        8,305              10,713
       #   Procom Technology, Inc.                                                                       8,800               7,304
           Programmers Paradise, Inc.                                                                   48,200             512,366
     * #   Proxim Corp.                                                                                 20,861                 428
           QAD, Inc.                                                                                   256,095           1,997,541
           Quality Systems, Inc.                                                                        39,267           3,185,339
       *   Quantum Corp.                                                                             1,099,800           3,288,402
       *   QuickLogic Corp.                                                                            211,458             752,790
     * #   Quokka Sports, Inc.                                                                             480                   4
       *   Quovadx, Inc.                                                                               202,907             562,052
       *   Radiant Systems, Inc.                                                                       251,931           3,282,661
       *   RadiSys Corp.                                                                               160,868           2,943,884
       *   Radyne Corp.                                                                                 71,000           1,077,070
       *   RAE Systems, Inc.                                                                           120,800             439,712
       *   Raindance Communications, Inc.                                                              112,600             225,200
       *   Ramtron International Corp.                                                                 185,100             431,283
       *   Redback Networks, Inc.                                                                      435,099           5,869,486
       *   Reliability, Inc.                                                                               900                 225
       *   Relm Wireless Corp.                                                                          47,941             297,234
       *   REMEC, Inc.                                                                                 212,010             248,052
           Renaissance Learning, Inc.                                                                  228,112           4,525,742
       *   Reptron Electronics, Inc.                                                                     2,178                 545
     * #   Research Frontiers, Inc.                                                                      6,000              33,960
       *   RF Monolithics, Inc.                                                                         83,500             466,765
           Richardson Electronics, Ltd.                                                                113,504             812,689
       *   RightNow Technologies, Inc.                                                                  30,939             560,305
       *   Rimage Corp.                                                                                 92,225           2,642,246
       *   Riverstone Networks, Inc.                                                                     1,900                 945
       *   Robotic Vision Systems, Inc.                                                                  6,201                  28
       *   Rofin-Sinar Technologies, Inc.                                                              122,400           5,284,008
       *   Rogers Corp.                                                                                129,800           4,971,340
       *   Rudolph Technologies, Inc.                                                                  132,173           1,698,423
       *   S1 Corp.                                                                                    503,790           2,211,638
     * #   Saba Software, Inc.                                                                          72,699             261,716
       *   Safeguard Scientifics, Inc.                                                                 586,100           1,148,756
       *   SafeNet, Inc.                                                                               157,051           5,583,163
     * #   SatCon Technology Corp.                                                                     151,700             222,999
       *   SBE, Inc.                                                                                    34,600              93,074
       *   SBS Technologies, Inc.                                                                      122,522           1,261,977
       *   ScanSource, Inc.                                                                             97,480           5,779,589
       *   Schmitt Industries, Inc.                                                                     17,800             101,460
       *   Scientific Learning Corp.                                                                     1,900               8,949
       *   Scientific Technologies, Inc.                                                                38,400             159,610
     * #   SCM Microsystems, Inc.                                                                      104,624             282,485
       *   Seachange International, Inc.                                                               197,403           1,518,029
       *   Secure Computing Corp.                                                                      297,558           4,088,447
       *   SEEC, Inc.                                                                                    1,200                 516
       *   Segue Software, Inc.                                                                        102,300             658,812
       *   Selectica, Inc.                                                                             261,300             731,640
       *   Semitool, Inc.                                                                              210,126           2,000,400
       *   SI International, Inc.                                                                       90,636           2,460,767
       *   Sigma Designs, Inc.                                                                         173,500           2,434,205
       *   Sigmatel, Inc.                                                                               52,102             758,605
       *   Sigmatron International, Inc.                                                                18,200             169,988

       *   Silicon Graphics, Inc.                                                                      160,900              69,992
       *   Silicon Storage Technology, Inc.                                                            298,972           1,647,336
       *   SimpleTech, Inc.                                                                            342,434           1,290,976
       *   Sipex Corp.                                                                                 223,709             322,141
       *   Sirenza Microdevices, Inc.                                                                  281,793           1,110,264
       *   SM&A                                                                                        158,973           1,319,476
       *   Smith Micro Software, Inc.                                                                  121,400             829,162
       *   Somera Communications, Inc.                                                                  79,349              61,892
       *   Sonic Foundry, Inc.                                                                          95,300             119,125
       *   Sonic Solutions, Inc.                                                                       198,250           3,053,050
       *   SonicWALL, Inc.                                                                             496,982           3,692,576
           SpectraLink Corp.                                                                           163,500           2,110,785
       *   Spectrum Control, Inc.                                                                      118,900             758,582
       *   SPSS, Inc.                                                                                  144,569           4,175,153
       *   SR Telecom, Inc.                                                                                162                  52
       *   SRS Labs, Inc.                                                                              120,600             695,862
       *   Staktek Holdings, Inc.                                                                       88,362             508,082
       *   Standard Microsystems Corp.                                                                 169,739           5,075,196
           StarTek, Inc.                                                                               117,000           1,943,370
       *   SteelCloud, Inc.                                                                             75,500             140,430
       *   Stellent, Inc.                                                                              226,846           2,366,004
       *   StorageNetworks, Inc. Escrow Shares                                                          56,400               1,528
       *   Stratasys, Inc.                                                                              80,613           1,911,334
       *   Stratex Networks, Inc.                                                                      626,784           2,068,387
       *   Stratos International, Inc.                                                                 104,968             627,709
       *   SumTotal Systems, Inc.                                                                       58,283             252,948
     * #   Sunair Electronics, Inc.                                                                     33,700             203,548
           Sunrise Telecom, Inc.                                                                       275,600             485,056
       *   Suntron Corp.                                                                                36,507              43,808
       *   Superior Essex, Inc.                                                                        138,671           2,613,948
       *   Supertex, Inc.                                                                              115,600           4,882,944
       *   SupportSoft, Inc.                                                                           332,662           1,330,648
       *   Sykes Enterprises, Inc.                                                                     342,162           4,721,836
       *   Symmetricom, Inc.                                                                           378,352           3,314,364
       *   Synaptics, Inc.                                                                             193,462           5,206,062
       *   SYNNEX Corp.                                                                                 52,900             827,885
       *   Synplicity, Inc.                                                                            211,369           1,616,973
           Syntel, Inc.                                                                                 90,062           1,851,675
       *   Taitron Components, Inc.                                                                     15,500              29,295
           TALX Corp.                                                                                   66,475           2,742,094
     * #   Taser International, Inc.                                                                   241,590           1,473,699
       *   Technical Communications Corp.                                                                7,300              25,696
           Technitrol, Inc.                                                                            290,200           5,136,540
       *   TechTeam Global, Inc.                                                                        81,200             745,416
       *   Tegal Corp.                                                                                   3,000               1,800
     * #   TeleCommunication Systems, Inc.                                                             238,615             536,884
     * #   Telkonet, Inc.                                                                              366,900           1,706,085
       *   Telular Corp.                                                                               106,075             336,258
       *   Terayon Communication Systems, Inc.                                                         636,441           1,317,433
       *   Terremark Worldwide, Inc.                                                                   160,400             558,192
       *   Tessco Technologies, Inc.                                                                    53,500             878,470
       *   Therma-Wave, Inc.                                                                           249,298             396,384
       *   TheStreet.com, Inc.                                                                         227,700           1,129,392
       *   Tier Technologies, Inc. Class B                                                             169,900           1,413,568
       *   TII Network Technologies, Inc.                                                               57,160             189,771

       *   TNS, Inc.                                                                                    38,600             696,730
       *   Tollgrade Communications, Inc.                                                              103,095           1,123,736
       *   Track Data Corp.                                                                             14,373              42,242
       *   Transact Technologies, Inc.                                                                  82,200             660,888
       *   Transcat, Inc.                                                                               42,500             217,600
       *   Trans-Industries, Inc.                                                                        3,800               1,900
           Trans-Lux Corp.                                                                               7,545              44,138
     * #   Transmeta Corp.                                                                               1,384               1,688
       *   Transwitch Corp.                                                                             58,900              87,761
     * #   Travelzoo, Inc.                                                                             115,370           2,504,683
     * #   Trident Microsystems, Inc.                                                                  420,600           7,924,104
       *   Tripath Technology, Inc.                                                                      2,041                 878
       *   Triquint Semiconductor, Inc.                                                                453,933           2,042,699
           Troy Group, Inc.                                                                             14,400              35,640
           TSR, Inc.                                                                                   100,400             474,892
       *   TTM Technologies, Inc.                                                                      290,241           2,652,803
       *   Tumbleweed Communications Corp.                                                             394,584           1,148,239
       *   Tut Systems, Inc.                                                                           217,886             666,731
       *   Tyler Technologies, Inc.                                                                    388,250           3,397,188
       *   Ulticom, Inc.                                                                               332,802           3,833,879
       *   Ultimate Software Group, Inc.                                                               187,444           3,225,911
       *   Ultra Clean Holdings, Inc.                                                                    6,800              46,240
       *   Ultradata Systems, Inc.                                                                       2,500                 100
       *   Ultratech, Inc.                                                                             185,302           3,044,512
           United Online, Inc.                                                                         435,053           6,138,598
     * #   Universal Display Corp.                                                                     231,133           2,692,699
     * #   USDATA Corp.                                                                                 24,040               2,404
     * #   VA Software Corp.                                                                           367,930             577,650
       *   Veeco Instruments, Inc.                                                                     246,596           4,367,215
       *   VendingData Corp.                                                                            33,800             119,990
       *   Verilink Corp.                                                                              154,542             128,393
       *   Verity, Inc.                                                                                281,479           3,709,893
       *   Verso Technologies, Inc.                                                                         31                  38
       *   Viasat, Inc.                                                                                214,752           5,937,893
       *   Vicon Industries, Inc.                                                                       44,450             137,795
           Video Display Corp.                                                                          96,880           1,313,693
     * #   Viewpoint Corp.                                                                             364,721             415,782
       *   Vignette Corp.                                                                              207,960           3,682,972
     * #   Viisage Technology, Inc.                                                                    317,272           2,011,504
       *   Virage Logic Corp.                                                                          158,600           1,663,714
       *   Visual Networks, Inc.                                                                        64,100              90,381
     * #   Vitech America, Inc.                                                                         99,280                 149
       *   Vitesse Semiconductor, Inc.                                                                 127,400             268,814
       *   Vitria Technology, Inc.                                                                     255,603             710,576
       *   Vodavi Technology, Inc.                                                                      26,400             139,920
     * #   Vyyo, Inc.                                                                                  108,616             606,077
       *   WatchGuard Technologies, Inc.                                                               269,284             958,651
       *   webMethods, Inc.                                                                            438,666           3,544,421
       *   WebSideStory, Inc.                                                                           77,113           1,388,034
       *   Westell Technologies, Inc.                                                                  385,480           1,823,320
       *   White Electronics Designs Corp.                                                             188,056             949,683
       *   Winland Electronics, Inc.                                                                     1,400               5,320
           Wireless Telecom Group, Inc.                                                                220,500             515,970
       *   Witness Systems, Inc.                                                                       222,278           4,456,674
       *   WJ Communications, Inc.                                                                     266,742             368,104

           Woodhead Industries, Inc.                                                                   157,850           2,048,893
     * #   WorldGate Communications, Inc.                                                               24,000              52,800
           X-Rite, Inc.                                                                                173,100           1,916,217
       *   Zhone Technologies, Inc.                                                                    842,221           1,861,308
     * #   Zix Corp.                                                                                   229,525             403,964
       *   Zomax, Inc.                                                                                 265,192             583,422
       *   Zones, Inc.                                                                                 147,800             756,736
       *   Zoran Corp.                                                                                 349,848           5,919,428
       *   Zygo Corp.                                                                                  145,065           2,043,966
                                                                                                                 -----------------
Total Information Technology                                                                                           906,725,997
                                                                                                                 -----------------
Health Care -- (15.7%)
       *   A.D.A.M., Inc.                                                                                5,100              34,374
     * #   aaiPharma, Inc.                                                                             154,500              37,080
       *   Abaxis, Inc.                                                                                146,800           2,435,412
       *   Abiomed, Inc.                                                                               193,904           1,694,721
     * #   Able Laboratories, Inc.                                                                     106,739               5,550
       *   Acacia Research-CombiMatrix                                                                 195,451             332,267
       *   Acadia Pharmaceuticals, Inc.                                                                 13,794             120,973
       *   Accelr8 Technology Corp.                                                                     10,362              31,086
       *   Accelrys, Inc.                                                                              220,300           1,784,430
       *   Access Pharmaceuticals, Inc.                                                                108,200              69,248
       *   Acusphere, Inc.                                                                              36,113             176,954
       *   Adolor Corp.                                                                                304,851           4,441,679
       *   Advanced Magnetics, Inc.                                                                     64,700             681,938
     * #   Advancis Pharmaceutical Corp.                                                                20,897              27,375
     * #   ADVENTRX Pharmaceuticals, Inc.                                                              550,500           1,541,400
       *   Air Methods Corp.                                                                            90,480           1,361,724
     * #   Akorn, Inc.                                                                                 210,700             863,870
     * #   Aksys, Ltd.                                                                                 202,580             188,399
       *   Albany Molecular Research, Inc.                                                             260,040           3,182,890
       *   Alexion Pharmaceuticals, Inc.                                                               191,372           3,733,668
     * #   Align Technology, Inc.                                                                      491,402           3,400,502
       *   Alliance Imaging, Inc.                                                                      354,000           1,968,240
       *   Allied Healthcare International, Inc.                                                       236,300           1,417,800
       *   Allied Healthcare Products, Inc.                                                             65,800             361,900
       *   Allos Therapeutics, Inc.                                                                    226,493             473,370
     * #   Allscripts Healthcare Solutions, Inc.                                                       333,200           4,464,880
       *   Almost Family, Inc.                                                                          11,500             175,375
       *   Alnylam Pharmaceuticals, Inc.                                                                18,157             228,052
       *   Alteon, Inc.                                                                                231,200              46,240
     * #   Amedisys, Inc.                                                                              127,947           5,678,288
       *   America Services Group, Inc.                                                                 78,250           1,349,812
       *   American Claims Evaluation, Inc.                                                              3,100               6,076
       *   American Dental Partners, Inc.                                                               93,900           1,753,113
       *   American Retirement Corp.                                                                   243,341           5,991,055
           American Shared Hospital Services                                                            26,800             174,200
       *   AMICAS, Inc.                                                                                374,914           1,780,841
       *   AMN Healthcare Services, Inc.                                                               235,900           4,493,895
       *   Amsurg Corp.                                                                                165,884           3,999,463
           Analogic Corp.                                                                              112,909           5,415,116
       *   Angeion Corp.                                                                                 1,294               3,351
       *   AngioDynamics, Inc.                                                                          74,011           1,525,367
       *   Anika Therapeutics, Inc.                                                                     80,720             953,303
     * #   Antigenics, Inc.                                                                            328,078           1,794,587

     * #   AP Pharma, Inc.                                                                             193,400             278,496
     * #   Aphton Corp.                                                                                251,671              98,152
     * #   Applied Imaging Corp.                                                                        10,350               9,522
       *   Aradigm Corp.                                                                               150,241             141,227
       *   Arena Pharmaceuticals, Inc.                                                                 289,610           3,121,996
           Argonaut Technologies, Inc.                                                                  38,048              10,102
       *   Ariad Pharmaceuticals, Inc.                                                                 488,848           3,016,192
       *   Arqule, Inc.                                                                                284,015           1,968,224
       *   Array BioPharma, Inc.                                                                       311,947           2,096,284
       #   Arrhythmia Research Technology, Inc.                                                         18,975             190,699
       *   Aspect Medical Systems, Inc.                                                                168,640           6,352,669
       *   AtheroGenics, Inc.                                                                          309,731           4,642,868
           Atrion Corp.                                                                                 15,400           1,012,550
     * #   ATS Medical, Inc.                                                                            94,000             282,000
       *   Auxilium Pharmaceuticals, Inc.                                                               59,400             317,196
       *   AVANIR Pharmaceuticals Class A                                                              888,500           2,496,685
       *   Avant Immunotherapeutics, Inc.                                                              408,574             731,347
     * #   AVI BioPharma, Inc.                                                                         355,500           1,194,480
       *   Avigen, Inc.                                                                                148,950             446,850
     * #   AXM Pharma, Inc.                                                                            105,600              47,520
       *   Axonyx, Inc.                                                                                  1,200               1,080
       *   Bentley Pharmaceuticals, Inc.                                                               168,450           3,016,939
       *   Beverly Enterprises, Inc.                                                                   141,500           1,686,680
       *   Bioanalytical Systems, Inc.                                                                   8,700              45,849
     * #   BioCryst Pharmaceuticals, Inc.                                                              209,300           3,399,032
       *   Bioenvision, Inc.                                                                           317,958           1,742,410
       *   Bio-Imaging Technologies, Inc.                                                               82,576             210,569
       #   BioLase Technology, Inc.                                                                    156,852           1,006,990
       *   Bio-Logic Systems Corp.                                                                      64,200             557,256
       *   BioMarin Pharmaceutical, Inc.                                                               593,701           5,782,648
       *   Bio-Reference Laboratories, Inc.                                                            106,057           1,923,874
       *   BioSante Pharmaceuticals, Inc.                                                              136,000             606,560
       *   BioScrip, Inc.                                                                              288,146           2,570,262
       *   Biospecifics Technologies Corp.                                                               5,100               7,650
       *   BioSphere Medical, Inc.                                                                     118,224             659,690
     * #   BioTime, Inc.                                                                                 2,700                 729
       *   Bioveris Corp.                                                                                9,200              43,792
       *   Bovie Medical Corp.                                                                           2,000               5,860
     * #   Bradley Pharmaceuticals, Inc.                                                               124,449           1,549,390
     * #   BriteSmile, Inc.                                                                              4,700               2,444
       *   Bruker BioSciences Corp.                                                                    702,704           3,492,439
       *   Caliper Life Sciences, Inc.                                                                 265,395           1,916,152
           Cambrex Corp.                                                                               214,700           3,875,335
     * #   CancerVax Corp.                                                                             200,300             278,417
       *   Candela Corp.                                                                               180,702           2,602,109
       *   Cantel Medical Corp.                                                                        107,734           1,972,610
       *   Capital Senior Living Corp.                                                                 204,900           2,069,490
       *   Caprius, Inc.                                                                                   100                 145
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                    208,350           1,920,987
       *   Cardiac Science Corp.                                                                       100,814             945,635
       *   CardioDynamics International Corp.                                                          326,305             339,357
     * #   Cardiotech International, Inc.                                                              144,060             393,284
       *   CareCentric, Inc.                                                                            33,815              40,578
     * #   Cell Genesys, Inc.                                                                          353,669           2,058,354
     * #   Cell Therapeutics, Inc.                                                                     464,929             976,351

       *   Cellegy Pharmaceuticals, Inc.                                                               177,900             112,077
       *   Cepheid, Inc.                                                                               305,695           3,359,588
       *   Cerus Corp.                                                                                 178,831           1,598,749
       *   Chad Therapeutics, Inc.                                                                       9,300              39,060
       *   Cholestech Corp.                                                                            119,500           1,132,860
       *   Ciphergen Biosystems, Inc.                                                                  199,606             255,496
     * #   Clarient, Inc.                                                                               44,200              55,250
       #   Clinical Data, Inc.                                                                          14,108             303,181
           CNS, Inc.                                                                                   140,800           3,238,400
       *   Collagenex Pharmaceuticals, Inc.                                                            116,900           1,140,944
       *   Columbia Laboratories, Inc.                                                                 333,763           1,254,949
       *   Compex Technologies, Inc.                                                                   103,800             702,726
           Computer Programs & Systems, Inc.                                                            91,493           3,683,508
     * #   Conceptus, Inc.                                                                             209,981           3,248,406
       *   Connetics Corp.                                                                             234,214           3,105,678
     * #   Corautus Genetics, Inc.                                                                       3,614              15,323
       *   Corcept Therapeutics, Inc.                                                                  169,100             767,714
       *   Corgentech, Inc.                                                                            115,340             262,975
     * #   Cortex Pharmaceuticals, Inc.                                                                 65,100             155,589
       *   Corvel Corp.                                                                                 18,600             301,320
       *   Cotherix, Inc.                                                                              110,900           1,376,269
     * #   Critical Therapeutics, Inc.                                                                 121,757             787,768
       *   Criticare Systems, Inc.                                                                      94,600             444,620
       *   Cross Country Healthcare, Inc.                                                              253,481           4,684,329
       *   CryoLife, Inc.                                                                              188,550             716,490
       *   CuraGen Corp.                                                                               443,627           1,827,743
       *   Curative Health Services, Inc.                                                              115,100              74,815
       *   Curis, Inc.                                                                                 385,516           1,507,368
       *   Cutera, Inc.                                                                                 16,896             668,744
       *   Cygnus, Inc.                                                                                    600                  92
       *   Cypress Bioscience, Inc.                                                                    254,616           1,438,580
     * #   Cytogen Corp.                                                                               115,245             351,497
     * #   CytRx Corp.                                                                                   6,400               6,016
           Datascope Corp.                                                                             114,062           4,003,576
       *   Daxor Corp.                                                                                  46,300             726,910
       *   Del Global Technologies Corp.                                                                78,521             265,008
     * #   Dendreon Corp.                                                                              474,761           2,805,838
       *   Dendrite International, Inc.                                                                306,585           5,776,061
       *   DepoMed, Inc.                                                                               322,250           1,936,722
       *   Dialysis Corporation of America                                                              30,600             351,900
       *   Digene Corp.                                                                                181,563           4,978,457
       *   Discovery Laboratories, Inc.                                                                438,171           2,944,509
       *   Discovery Partners International, Inc.                                                      202,933             476,893
       *   Diversa Corp.                                                                               352,660           1,805,619
       *   DJ Orthopedics, Inc.                                                                        174,100           5,424,956
       *   DOV Pharmaceutical, Inc.                                                                    184,323           2,661,624
     * #   Durect Corp.                                                                                481,170           2,521,331
       *   DUSA Pharmaceuticals, Inc.                                                                  131,835           1,315,713
       *   Dyax Corp.                                                                                  303,575           1,332,694
     * #   Dynacq Healthcare, Inc.                                                                      67,234             207,760
       *   Dynavax Technologies Corp.                                                                   24,190             108,371
       *   Elite Pharmaceuticals, Inc.                                                                 145,900             264,079
       *   Embrex, Inc.                                                                                120,100           1,681,400
       *   Emeritus Corp.                                                                              145,800           2,829,978
       *   Emisphere Technologies, Inc.                                                                183,228             859,339

       *   Encore Medical Corp.                                                                        394,643           2,083,715
       *   Encysive Pharmaceuticals, Inc.                                                              465,306           5,290,529
       *   Endocare, Inc.                                                                               71,300             203,205
       *   Endologix, Inc.                                                                             249,016           1,528,958
       *   Enpath Medical, Inc.                                                                         14,307             112,618
     * #   Entremed, Inc.                                                                              378,631             814,057
       *   Enzo Biochem, Inc.                                                                          248,363           3,387,671
       *   Enzon Pharmaceuticals, Inc.                                                                  13,300              90,307
       *   EP Medsystems, Inc.                                                                         193,300             506,446
       *   EPIX Pharmaceuticals, Inc.                                                                  195,231             962,489
       *   eResearch Technology, Inc.                                                                  410,753           5,315,144
       *   Ergo Science Corp.                                                                           36,350              34,532
       *   Exact Sciences Corp.                                                                        188,942             275,855
       *   Exactech, Inc.                                                                               76,400             984,032
       *   Exelixis, Inc.                                                                              671,073           5,422,270
       *   E-Z-EM, Inc.                                                                                 86,824           1,817,226
       *   First Horizon Pharmaceutical Corp.                                                          269,976           4,756,977
       *   Fischer Imaging Corp.                                                                         1,500                 217
       *   Five Star Quality Care, Inc.                                                                117,750             854,865
       *   Genaera Corp.                                                                               178,100             254,683
       *   Gene Logic, Inc.                                                                            259,660             934,776
       *   Genesis HealthCare Corp.                                                                      7,149             300,615
       *   Genta, Inc.                                                                                 130,100             158,722
       *   Gentiva Health Services, Inc.                                                               190,234           3,121,740
       *   GenVec, Inc.                                                                                312,609             515,805
     * #   Geron Corp.                                                                                 520,304           4,672,330
       *   Greatbatch, Inc.                                                                            168,600           4,886,028
     * #   GTC Biotherapeutics, Inc.                                                                   145,853             262,535
       *   GTx, Inc.                                                                                    72,900             570,807
       *   Hanger Orthopedic Group, Inc.                                                               178,800           1,131,804
       *   Harvard Bioscience, Inc.                                                                    214,835             827,115
       *   HealthAxis, Inc.                                                                              5,710               7,594
       *   HealthExtras, Inc.                                                                          272,191           6,156,960
       *   HealthStream, Inc.                                                                           14,400              30,946
       *   HealthTronics Surgical Services, Inc.                                                       270,505           1,985,507
     * #   Hemispherx Biopharma, Inc.                                                                  413,200           1,028,868
       *   Hi-Tech Pharmacal Co., Inc.                                                                  63,050           2,409,140
       *   HMS Holdings Corp.                                                                          167,500           1,264,625
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                           159,368             854,212
           Hooper Holmes, Inc.                                                                         518,200           1,513,144
       *   Horizon Health Corp.                                                                        117,250           2,722,545
     * #   Icagen, Inc.                                                                                 19,600             123,480
       *   ICU Medical, Inc.                                                                           113,426           4,081,067
       *   IDM Pharma, Inc.                                                                              5,338              21,138
       *   I-Flow Corp.                                                                                173,440           2,273,798
       *   Illumina, Inc.                                                                              328,537           5,174,458
     * #   Immtech International, Inc.                                                                  87,764             697,724
       *   Immunicon Corp.                                                                              45,900             191,403
       *   ImmunoGen, Inc.                                                                             348,229           1,925,706
     * #   Immunomedics, Inc.                                                                          373,056             757,304
       *   IMPATH Bankruptcy Liquidating Trust                                                          70,200             147,420
     * #   Implant Sciences Corp.                                                                       89,800             365,486
       *   Incyte Corp.                                                                                637,623           3,545,184
       *   Indevus Pharmaceuticals, Inc.                                                               380,732           1,526,735
     * #   Inhibitex, Inc.                                                                              97,500             893,100

       *   Innovative Clinical Solutions, Ltd.                                                             610                   2
     * #   Inovio Biomedical Corp.                                                                      12,700              29,337
     * #   Insite Vision, Inc.                                                                         179,500             159,755
     * #   Insmed, Inc.                                                                                201,082             257,385
       *   Inspire Pharmaceuticals, Inc.                                                               336,570           2,436,767
       *   IntegraMed America, Inc.                                                                     26,380             288,070
       *   Intermagnetics General Corp.                                                                207,768           6,947,762
       *   InterMune, Inc.                                                                             264,020           3,815,089
     * #   Interpharm Holdings, Inc.                                                                   139,900             194,461
       *   IntraBiotics Pharmaceuticals, Inc.                                                           50,457             185,429
       *   IntraLase Corp.                                                                              40,600             702,786
     * #   Introgen Therapeutics, Inc.                                                                 222,633           1,375,872
       *   Inverness Medical Innovations, Inc.                                                           2,955              70,920
       *   Iomed, Inc.                                                                                  51,500             147,290
       *   Iridex Corp.                                                                                 59,815             431,260
       *   IRIS International, Inc.                                                                    137,850           3,400,759
       *   Isis Pharmaceuticals, Inc.                                                                  470,916           2,387,544
     * #   Isolagen, Inc.                                                                              217,800             370,260
       *   Ista Pharmaceuticals, Inc.                                                                  183,528           1,268,178
     * #   I-Trax, Inc.                                                                                128,200             243,580
       *   IVAX Diagnostics, Inc.                                                                       47,100             174,270
     * #   iVow, Inc.                                                                                    1,935               8,708
       *   Kendle International, Inc.                                                                  109,300           2,612,270
       *   Kensey Nash Corp.                                                                           122,700           2,808,603
     * #   Kera Vision, Inc.                                                                             7,800                   8
       *   Keryx Biopharmaceuticals, Inc.                                                              299,594           4,161,361
           Kewaunee Scientific Corp.                                                                    19,400             178,868
       *   Kosan Biosciences, Inc.                                                                     259,502           1,878,794
       *   Lannet Co., Inc.                                                                            170,970           1,166,015
       *   Large Scale Biology Corp.                                                                       740                 244
     * #   Laserscope                                                                                  170,850           3,676,692
           LCA-Vision, Inc.                                                                             27,687           1,321,501
           Lectec Corp.                                                                                 24,937              14,962
       *   Lexicon Genetics, Inc.                                                                      558,005           2,109,259
       *   Lifecell Corp.                                                                              265,085           4,872,262
       *   Lifecore Biomedical, Inc.                                                                   116,800           1,749,664
       *   Lifeline Systems, Inc.                                                                      107,290           3,812,014
     * #   Ligand Pharmaceuticals, Inc. Class B                                                         39,100             433,521
     * #   Lipid Sciences, Inc.                                                                        188,800             519,200
       *   Luminex Corp.                                                                               252,413           2,645,288
       *   Mannkind Corp.                                                                               11,280             146,302
     * #   Matria Healthcare, Inc.                                                                     166,212           5,639,573
     * #   Matritech, Inc.                                                                             257,800             159,836
       *   Matrixx Initiatives, Inc.                                                                    91,900           1,999,744
       *   Maxim Pharmaceuticals, Inc.                                                                 174,994             215,243
       *   Maxygen, Inc.                                                                               262,802           1,939,479
       *   MedCath Corp.                                                                               135,338           2,630,971
     * #   Med-Design Corp.                                                                             40,420              25,465
       *   Medical Action Industries, Inc.                                                              89,200           1,683,204
       *   Medical Staffing Network Holdings, Inc.                                                     214,800           1,185,696
       *   MEDTOX Scientific, Inc.                                                                      32,372             243,114
     * #   Memory Pharmaceuticals Corp.                                                                  5,600              11,872
       *   Memry Corp.                                                                                 166,100             320,573
       *   Merge Technologies, Inc.                                                                    151,353           4,319,615
           Meridian Bioscience, Inc.                                                                   209,950           3,919,767

       *   Merit Medical Systems, Inc.                                                                 219,806           2,813,517
       *   Metabasis Therapeutics, Inc.                                                                  1,600               9,280
       *   Metropolitan Health Networks, Inc.                                                          383,900             909,843
       *   MGI Pharma, Inc.                                                                                715              14,114
       *   Micro Therapeutics, Inc.                                                                    370,641           2,305,387
     * #   MicroIslet, Inc.                                                                             41,400              72,036
       *   Microtek Medical Holdings, Inc.                                                             375,445           1,392,901
     * #   Milestone Scientific, Inc.                                                                   27,100              33,875
       *   Molecular Devices Corp.                                                                     135,066           3,626,522
       *   Molina Healthcare, Inc.                                                                      60,400           1,612,680
       *   Momenta Pharmaceutical, Inc.                                                                 53,851           1,190,107
       *   Monogram Biosciences, Inc.                                                                  789,657           1,413,486
       *   Myogen, Inc.                                                                                 89,980           1,956,165
       *   Myriad Genetics, Inc.                                                                       250,755           4,817,004
       *   Nabi Biopharmaceuticals                                                                     145,797             468,008
       *   Nanogen, Inc.                                                                               341,867             964,065
       *   Nastech Pharmaceutical Co., Inc.                                                            166,220           2,376,946
       *   National Dentex Corp.                                                                        41,100             829,694
           National Home Health Care Corp.                                                              24,566             242,466
       *   National Medical Health Card Systems, Inc.                                                   39,221           1,084,853
           National Research Corp.                                                                      52,200             861,300
       *   Natus Medical, Inc.                                                                         141,641           2,342,742
           NDCHealth Corp.                                                                             278,600           5,248,824
       *   Neogen Corp.                                                                                 71,944           1,445,211
       *   Neopharm, Inc.                                                                              188,732           1,781,630
       *   NeoRx Corp.                                                                                      99                 100
       *   Neose Technologies, Inc.                                                                    180,947             316,657
     * #   Neurobiological Technologies, Inc.                                                           14,600              58,546
       *   Neurogen Corp.                                                                              285,332           2,122,870
       *   Neurometric, Inc.                                                                            26,443             822,113
       *   New Brunswick Scientific Co., Inc.                                                           75,600             489,888
     * #   NitroMed, Inc.                                                                              185,853           3,018,253
       *   NMT Medical, Inc.                                                                            96,500           1,782,355
       *   North American Scientific, Inc.                                                             105,700             247,338
     * #   Northfield Laboratories, Inc.                                                               214,032           2,743,890
       *   NovaMed, Inc.                                                                               176,947           1,210,317
     * #   Novavax, Inc.                                                                               348,439           1,209,083
       *   Noven Pharmaceuticals, Inc.                                                                 179,239           2,421,519
       *   Novoste Corp.                                                                                18,102              47,065
       *   NPS Pharmaceuticals, Inc.                                                                   275,575           3,193,914
       *   Nutraceutical International Corp.                                                            88,910           1,143,383
     * #   Nutrition 21, Inc.                                                                            1,085                 760
       *   NuVasive, Inc.                                                                              197,833           3,402,728
       *   Nuvelo, Inc.                                                                                341,252           2,972,305
           NWH, Inc.                                                                                    14,700             196,025
     * #   OCA, Inc.                                                                                   340,700             132,873
       *   Occulogix, Inc.                                                                              14,600             111,982
       *   Odyssey Healthcare, Inc.                                                                    279,933           5,184,359
       *   Omnicell, Inc.                                                                              208,251           2,078,345
       *   Optical Sensors, Inc.                                                                         1,133               3,059
           Option Care, Inc.                                                                           250,113           3,133,916
       *   OraSure Technologies, Inc.                                                                  362,276           4,912,463
       *   Orchid Cellmark, Inc.                                                                       173,715           1,167,365
       *   Orthologic Corp.                                                                            304,100           1,262,015
       *   Oscient Pharmaceutical Corp.                                                                582,501           1,135,877

       *   Osteotech, Inc.                                                                             151,125             544,050
       *   Oxigene, Inc.                                                                               162,300             772,548
       *   Pain Therapeutics, Inc.                                                                     359,964           2,602,540
     * #   PainCare Holdings, Inc.                                                                     409,400           1,518,874
     * #   Palatin Technologies, Inc.                                                                   59,337             212,426
     * #   Palomar Medical Technologies, Inc.                                                          137,171           4,667,929
     * #   Panacos Pharmaceuticals, Inc.                                                               382,066           3,022,142
       *   Parexel International Corp.                                                                 214,606           4,414,445
       *   Patient Infosystems, Inc.                                                                       408               1,408
       *   PDI, Inc.                                                                                   106,894           1,338,313
       *   Pediatric Services of America, Inc.                                                          57,900             939,138
       *   Penwest Pharmaceuticals Co.                                                                 176,134           2,985,471
       *   Per-Se Technologies, Inc.                                                                   253,627           5,802,986
       *   Pharmacopia Drug Discovery, Inc.                                                            103,050             325,638
     * #   Pharmacyclics, Inc.                                                                         163,254           1,212,977
       *   Pharmanetics, Inc.                                                                            9,600               2,064
       *   PhotoMedex, Inc.                                                                            344,874             544,901
       *   Point Therapeutics, Inc.                                                                      5,640              18,894
       *   Possis Medical, Inc.                                                                        159,600           1,596,000
       *   Pozen, Inc.                                                                                 231,596           2,355,331
       *   PRAECIS Pharmaceuticals, Inc.                                                                24,920              97,936
     * #   Premier Laser Systems, Inc. Class A                                                          16,400                  12
       *   Progenics Pharmaceuticals, Inc.                                                             197,988           5,240,742
       *   ProxyMed, Inc.                                                                               26,939             122,572
       *   PSS World Medical, Inc.                                                                      31,843             524,454
           Psychemedics Corp.                                                                           49,039             568,852
       *   QuadraMed Corp.                                                                             197,437             276,412
     * #   Questcor Pharmaceuticals, Inc.                                                              124,400             113,204
       *   Quidel Corp.                                                                                278,200           3,883,672
     * #   Quigley Corp.                                                                                64,395             907,970
       *   Radiation Therapy Services, Inc.                                                            174,636           6,625,690
       *   Radiologix, Inc.                                                                            176,100             545,910
       *   Regeneration Technologies, Inc.                                                             191,283           1,570,433
       *   Regeneron Pharmaceuticals, Inc.                                                             457,144           5,106,298
       *   RegeneRx Biopharmaceuticals, Inc.                                                             7,600              25,080
       *   RehabCare Group, Inc.                                                                       118,700           2,298,032
       *   Renovis, Inc.                                                                               221,745           3,516,876
       *   Repligen Corp.                                                                              250,400             741,184
       *   Res-Care, Inc.                                                                              199,577           3,454,678
       *   Retractable Technologies, Inc.                                                                6,300              26,334
       *   Rigel Pharmaceuticals, Inc.                                                                 194,036           4,253,269
       *   Rita Medical Systems, Inc.                                                                  318,544           1,309,216
       *   Rochester Medical Corp.                                                                      48,400             459,316
       *   Rural/Metro Corp.                                                                           110,300             976,155
       *   Salix Pharmaceuticals, Ltd.                                                                   1,650              31,961
       *   Sangamo BioSciences, Inc.                                                                   198,232             783,016
       *   Santarus, Inc.                                                                              164,614             987,684
       *   Savient Pharmaceuticals, Inc.                                                               254,600             952,204
       *   Schick Technologies, Inc.                                                                    47,200           1,392,872
       *   SciClone Pharmaceuticals, Inc.                                                              370,250           1,451,380
       *   Seattle Genetics, Inc.                                                                      338,489           1,682,290
     * #   Senesco Technologies, Inc.                                                                   39,100              62,560
       *   Senomyx, Inc.                                                                               217,763           2,774,301
       *   Sequenom, Inc.                                                                              141,980             126,362
       *   SeraCare Life Sciences, Inc.                                                                 74,346           1,630,408

       *   Serologicals Corp.                                                                          200,706           4,030,176
     * #   SFBC International, Inc.                                                                    136,782           2,884,732
     * #   Sirna Therapeutics, Inc.                                                                    477,982           1,696,836
       *   Sonic Innovations, Inc.                                                                     154,712             564,699
       *   SonoSite, Inc.                                                                              134,970           5,069,473
       *   Sonus Pharmaceuticals, Inc.                                                                 192,175             843,648
           Span-American Medical System, Inc.                                                           36,600             378,810
       *   Specialty Laboratories, Inc.                                                                180,700           2,379,819
       *   Spectranetics Corp.                                                                         226,102           2,487,122
     * #   Spectrum Pharmaceuticals, Inc.                                                              108,451             448,987
       *   SRI/Surgical Express, Inc.                                                                   38,400             233,280
       *   Staar Surgical Co.                                                                          213,575           1,217,378
     * #   StemCells, Inc.                                                                              17,500              73,500
       *   Stereotaxis, Inc.                                                                            67,000             473,020
       *   Stratagene Corp.                                                                             51,244             527,813
       *   Strategic Diagnostics, Inc.                                                                 161,000             531,300
       *   Sun Healthcare Group, Inc.                                                                  124,287             909,781
       *   SunLink Health Systems, Inc.                                                                 33,465             341,008
     * #   SuperGen, Inc.                                                                              415,656           2,327,674
       *   SurModics, Inc.                                                                             142,478           5,586,562
       *   Symbion, Inc.                                                                               164,094           4,396,078
       *   Synovis Life Technologies, Inc.                                                              91,200             742,368
       *   Synthetech, Inc.                                                                             89,950              32,382
       *   Tanox, Inc.                                                                                 348,212           5,783,801
       *   Telik, Inc.                                                                                     800              13,424
       *   Theragenics Corp.                                                                           241,800             735,072
       *   Third Wave Technologies, Inc.                                                               298,239             817,175
       *   Thoratec Corp.                                                                              176,539           3,610,223
       *   Threshold Pharmaceuticals, Inc.                                                              47,400             635,634
       *   Titan Pharmaceuticals, Inc.                                                                 219,900             332,049
       *   TLC Vision Corp.                                                                            125,065             800,416
     * #   Trestle Holdings, Inc.                                                                        1,340                 261
       *   Trimeris, Inc.                                                                              178,554           1,953,381
       *   TriPath Imaging, Inc.                                                                       294,398           1,813,492
       *   Tripos, Inc.                                                                                 47,700             145,485
       *   TriZetto Group, Inc.                                                                        342,555           5,566,519
       *   U.S. Physical Therapy, Inc.                                                                  94,673           1,873,579
       *   Urologix, Inc.                                                                              108,800             472,192
           Utah Medical Products, Inc.                                                                  53,100           1,538,838
     * #   Vascular Solutions, Inc.                                                                    112,197             958,162
     * #   Vaxgen, Inc.                                                                                129,700           1,143,143
       *   Ventiv Health, Inc.                                                                         217,017           5,351,639
       *   Viasys Healthcare, Inc.                                                                      10,400             283,920
       *   Vical, Inc.                                                                                 222,141           1,144,026
       *   Virbac Corp.                                                                                 29,500             114,903
     * #   Vision-Sciences, Inc.                                                                        23,250              44,640
       *   VistaCare, Inc.                                                                             120,421           1,661,810
       *   Vital Images, Inc.                                                                          100,629           2,680,757
           Vital Signs, Inc.                                                                           101,785           4,858,198
       *   Vivus, Inc.                                                                                 359,235           1,178,291
           West Pharmaceutical Services, Inc.                                                          154,900           3,867,853
           Young Innovations, Inc.                                                                         150               5,466
     * #   Zevex International, Inc.                                                                    26,500             347,415
     * #   Zila, Inc.                                                                                  358,721           1,201,715
       *   Zoll Medical Corp.                                                                           77,329           2,011,327
                                                                                                                 -----------------
Total Health Care                                                                                                      672,177,494
                                                                                                                 -----------------

Consumer Discretionary -- (15.0%)
     * #   1-800 CONTACTS, Inc.                                                                         95,765           1,042,881
       *   1-800-FLOWERS.COM, Inc.                                                                     221,748           1,543,366
       *   4Kids Entertainment, Inc.                                                                    97,900           1,600,665
       *   A.C. Moore Arts & Crafts, Inc.                                                              146,578           2,097,531
       *   Acme Communications, Inc.                                                                   120,000             487,200
           Acme United Corp.                                                                            30,407             441,510
       *   ACT Teleconferencing, Inc.                                                                      139                  36
           Action Performance Companies, Inc.                                                          133,700           1,691,305
       *   Advanced Marketing Services, Inc.                                                           135,675             617,321
           AFC Enterprises, Inc.                                                                       179,403           2,199,481
       *   Aftermarket Technology Corp.                                                                177,763           3,644,141
       *   Alderwoods Group, Inc.                                                                       64,534             969,301
           Aldila, Inc.                                                                                 42,633           1,074,778
       *   All American Semiconductor, Inc.                                                             45,140             176,949
       *   Alliance Gaming Corp.                                                                       398,600           4,755,298
     * #   Alloy, Inc.                                                                                 239,259           1,466,658
           Ambassadors Group, Inc.                                                                     167,654           4,206,439
       *   American Biltrite, Inc.                                                                      57,750             691,845
       *   America's Car-Mart, Inc.                                                                     85,256           1,374,327
       *   AMS Health Sciences, Inc.                                                                    46,700              34,558
           Andersons, Inc.                                                                              51,500           2,119,225
       *   Applica, Inc.                                                                               159,500             205,755
           Arctic Cat, Inc.                                                                             96,282           2,019,996
           Ark Restaurants Corp.                                                                        21,500             602,000
       *   Arlington Hospitality, Inc.                                                                  49,065               2,821
       *   Asbury Automotive Group, Inc.                                                               266,400           4,462,200
       *   Ashworth, Inc.                                                                              132,600           1,128,426
       *   Audiovox Corp. Class A                                                                      165,885           2,297,507
     * #   Avatar Holdings, Inc.                                                                        47,000           2,670,070
       *   Bakers Footwear Group, Inc.                                                                   8,006             119,770
       *   Ballantyne of Omaha, Inc.                                                                   126,135             618,061
       *   Bally Total Fitness Holding Corp.                                                           276,400           1,937,564
       *   Barry (R.G.) Corp.                                                                          163,435           1,005,125
           Bassett Furniture Industries, Inc.                                                          105,200           1,896,756
       *   Beasley Broadcast Group, Inc.                                                                53,578             751,164
       *   Benihana, Inc.                                                                               11,500             217,350
       *   Benihana, Inc. Class A                                                                        3,335              60,630
       *   Big Dog Holdings, Inc.                                                                        2,200              15,378
       *   Birks & Mayors, Inc.                                                                         13,946              90,649
       *   BJ's Restaurants, Inc.                                                                      183,372           4,353,251
           Blair Corp.                                                                                  20,786             775,318
       *   Blount International, Inc.                                                                  208,300           3,239,065
       *   Bluegreen Corp.                                                                             243,129           3,615,328
       *   Bombay Co., Inc.                                                                            302,900           1,199,484
       *   Bontex, Inc.                                                                                  2,200                 176
           Bon-Ton Stores, Inc.                                                                        110,500           2,040,935
           Books-A-Million, Inc.                                                                       171,700           1,629,433
           Bowl America, Inc. Class A                                                                   55,406             743,826
       *   Boyds Collection, Ltd.                                                                      454,700              39,786
     * #   Brillian Corp.                                                                               67,601             381,270
       *   Broadview Media, Inc.                                                                        15,800              46,610
           Brown Shoe Company, Inc.                                                                    143,600           5,901,960

       *   Buca, Inc.                                                                                  132,551             762,168
           Buckle, Inc.                                                                                101,800           3,321,734
       *   Bull Run Corp.                                                                               10,090               3,683
       *   Bush Industries, Inc. Escrow Shares                                                           2,300                  53
       *   CabelTel International Corp.                                                                  3,430               9,947
       *   Cache, Inc.                                                                                 129,106           2,172,854
           Cadmus Communications Corp.                                                                  68,294           1,378,173
       *   California Coastal Communities, Inc.                                                         75,500           2,965,640
       *   California Pizza Kitchen, Inc.                                                              155,531           5,098,306
       *   Calloway's Nursery, Inc.                                                                      1,700                 977
       *   Candlewood Hotel Co., Inc.                                                                    3,100                 181
       *   Capital Pacific Holdings, Inc.                                                               87,000             913,500
           Carmike Cinemas, Inc.                                                                        90,243           2,375,196
       *   Carriage Services, Inc.                                                                     143,700             745,803
       *   Casual Male Retail Group, Inc.                                                              267,140           1,650,925
       *   Catalina Lighting, Inc.                                                                      11,080              99,443
           Cato Corp. Class A                                                                          245,200           5,296,320
       *   Cavalier Homes, Inc.                                                                        148,500             868,725
       *   Cavco Industries, Inc.                                                                       23,012             903,221
       *   CD Warehouse, Inc.                                                                            5,600                  28
       *   Celebrity, Inc. Escrow Shares                                                                13,500                   0
       *   Champps Entertainment, Inc.                                                                 109,710             803,077
       #   Charles and Colvard, Ltd.                                                                   118,879           3,204,978
       *   Charlotte Russe Holding, Inc.                                                               180,600           3,377,220
       *   Chaus (Bernard), Inc.                                                                         1,760               1,531
       *   Checkers Drive-In Restaurants, Inc.                                                          93,230           1,407,773
           Cherokee, Inc.                                                                               21,655             748,180
           Christopher & Banks Corp.                                                                   276,000           4,162,080
       *   Chromcraft Revington, Inc.                                                                  100,600           1,358,100
           Churchill Downs, Inc.                                                                        17,700             670,476
           Coachmen Industries, Inc.                                                                   117,100           1,420,423
           Coast Distribution System, Inc.                                                              40,600             265,930
       *   Cobra Electronics Corp.                                                                     114,900           1,246,665
           Collegiate Pacific, Inc.                                                                     87,800             772,640
       *   Concepts Direct, Inc.                                                                         1,600                 160
       *   Concord Camera Corp.                                                                        156,186             198,356
       *   Congoleum Corp. Class A                                                                      35,500             158,152
     * #   Conn's, Inc.                                                                                182,751           6,178,811
       *   Cost Plus, Inc.                                                                             158,499           2,913,212
       *   Cost-U-Less, Inc.                                                                            13,600              92,480
           Courier Corp.                                                                               141,318           4,972,980
           CPI Corp.                                                                                    39,217             690,219
           Craftmade International, Inc.                                                                61,350           1,104,300
       *   CSK Auto Corp.                                                                              347,700           5,389,350
           CSS Industries, Inc.                                                                         37,750           1,259,340
       *   Culp, Inc.                                                                                  152,480             763,925
           Cutter & Buck, Inc.                                                                         111,600           1,350,360
       *   Cybex International, Inc.                                                                    75,950             279,496
       *   Cycle Country Accessories Corp.                                                              36,900             128,412
       *   Daily Journal Corp.                                                                             200               7,930
       *   Dave & Busters, Inc.                                                                        121,200           1,831,332
           Deb Shops, Inc.                                                                             100,300           2,916,724
     * #   Deckers Outdoor Corp.                                                                        64,900           1,494,647
           Decorator Industries, Inc.                                                                   20,587             160,990
           Delta Apparel, Inc.                                                                          77,280           1,178,520

       *   Delta Woodside Industries, Inc.                                                              50,100              28,056
     * #   Design Within Reach, Inc.                                                                    47,075             283,862
       *   Diedrich Coffee, Inc.                                                                        28,025             143,488
       *   Digital Generation Systems, Inc.                                                            259,400             150,452
       *   Dixie Group, Inc.                                                                            98,600           1,380,400
     * #   Dominion Homes, Inc.                                                                         63,300             629,835
           Dover Downs Gaming & Entertainment, Inc.                                                     76,145             956,381
           Dover Motorsports, Inc.                                                                     135,100             868,693
       *   Drew Industries, Inc.                                                                       188,000           5,662,560
       *   drugstore.com, Inc.                                                                         721,983           2,216,488
       *   Duckwall-ALCO Stores, Inc.                                                                   41,000             902,000
       *   Dura Automotive Systems, Inc.                                                               130,900             336,413
       *   E Com Ventures, Inc.                                                                         10,825             139,372
     * #   eCost.com, Inc.                                                                             113,829             151,393
       *   Educate, Inc.                                                                               276,800           3,030,960
           Educational Development Corp.                                                                15,400             130,746
       *   ELXSI Corp.                                                                                   7,100              23,430
       *   EMAK Worldwide, Inc.                                                                         58,100             393,918
       *   Emerging Vision, Inc.                                                                       145,200              24,684
       *   Emerson Radio Corp.                                                                         205,878             629,987
       *   Emmis Communications Corp. Class A                                                           79,049           1,647,381
       *   Enesco Group, Inc.                                                                          122,400             266,832
     * #   Escala Group, Inc.                                                                          223,964           3,706,604
       *   Everlast Worldwide, Inc.                                                                      5,600              48,720
       *   Fab Industries, Inc.                                                                         40,200             100,500
     * #   Factory 2-U Stores, Inc.                                                                     53,754                 188
       *   Fairchild Corp. Class A                                                                     148,929             342,537
       *   Famous Dave's of America, Inc.                                                               85,730             918,168
       *   Featherlite, Inc.                                                                            78,600             326,190
           Fedders Corp.                                                                               261,382             572,427
           Federal Screw Works                                                                          33,750             590,625
       *   Finlay Enterprises, Inc.                                                                     79,800             913,710
           Flanigan's Enterprises, Inc.                                                                 20,600             202,910
       *   Fleetwood Enterprises, Inc.                                                                 463,099           5,283,960
           Flexsteel Industries, Inc.                                                                   60,900             850,773
       *   Foamex International, Inc.                                                                   58,149               2,181
     * #   Footstar, Inc.                                                                               83,700             284,580
       *   Fountain Powerboat Industries, Inc.                                                          35,700             176,715
       *   Fox & Hound Restaurant Group                                                                 74,831             987,769
       *   Franklin Covey Co.                                                                          181,100           1,227,858
       *   Franklin Electronic Publishers, Inc.                                                         81,300             284,550
           Fred's, Inc.                                                                                298,841           4,963,749
       *   Friedmans, Inc. Class A                                                                     131,900               2,308
       *   Friendly Ice Cream Corp.                                                                     24,500             218,050
           Frisch's Restaurants, Inc.                                                                   63,868           1,577,540
     * #   Gadzooks, Inc.                                                                               81,000               1,822
       *   Gaiam, Inc.                                                                                   3,551              47,761
           GameTech International, Inc.                                                                 78,500             306,150
           Gaming Partners International Corp.                                                          60,361             703,809
     * #   Gander Mountain Co.                                                                          36,851             209,682
     * #   Genesco, Inc.                                                                               153,900           6,102,135
           Gentek, Inc.                                                                                 78,784           1,279,452
       *   G-III Apparel Group, Ltd.                                                                    61,470             619,003
           Goody's Family Clothing, Inc.                                                               235,660           2,203,421
       *   Gottschalks, Inc.                                                                           129,300           1,053,795

           Gray Television, Inc.                                                                       309,200           2,758,064
           Gray Television, Inc. Class A                                                                41,200             359,676
       *   Group 1 Automotive, Inc.                                                                    186,300           5,751,081
       *   GSI Commerce, Inc.                                                                          344,299           5,729,135
       *   Guess, Inc.                                                                                  34,200           1,158,696
       *   Gymboree Corp.                                                                              250,800           5,658,048
       *   Ha-Lo Industries, Inc.                                                                        8,600                   6
       *   Hampshire Group, Ltd.                                                                        25,400             604,266
           Hancock Fabrics, Inc.                                                                       182,600             821,700
           Handleman Co.                                                                               154,905           2,126,846
       *   Harolds Stores, Inc.                                                                         41,537              39,045
       *   Harris Interactive, Inc.                                                                    445,525           1,773,189
       *   Hartmarx Corp.                                                                              295,600           2,169,704
       *   Hastings Entertainment, Inc.                                                                 93,100             458,052
       *   Hastings Manufacturing Co.                                                                   10,200                 765
           Haverty Furniture Co., Inc.                                                                 125,200           1,610,072
           Haverty Furniture Co., Inc. Class A                                                          12,000             154,260
       *   Hayes Lemmerz International, Inc.                                                            99,300             301,872
       *   Hibbett Sporting Goods, Inc.                                                                 94,492           2,830,980
       *   Hollywood Media Corp.                                                                       248,397           1,078,018
     * #   Home Solutions of America, Inc.                                                             239,540           1,377,355
       *   Hot Topic, Inc.                                                                              15,900             246,450
       *   Iconix Brand Group, Inc.                                                                    258,901           2,418,135
           ILX Resorts, Inc.                                                                            25,700             232,585
       *   Image Entertainment, Inc.                                                                   172,400             662,016
       *   IMPCO Technologies, Inc.                                                                    219,480           1,141,296
     * #   Infosonics Corp.                                                                             14,000             161,560
       *   Insight Communications Co., Inc.                                                            326,606           3,801,694
       *   Insignia Systems, Inc.                                                                       51,150              30,690
       *   Interface, Inc. Class A                                                                     373,067           3,107,648
       *   Interstate Hotels & Resorts, Inc.                                                           223,450           1,012,228
       *   INVESTools, Inc.                                                                            360,350           1,798,146
       *   Isle of Capri Casinos, Inc.                                                                 190,855           5,175,988
       *   J. Alexander's Corp.                                                                        104,700             839,694
       *   J. Jill Group, Inc.                                                                         168,450           3,084,319
       *   Jaclyn, Inc.                                                                                 20,027             157,612
       *   Jakks Pacific, Inc.                                                                         189,356           3,859,075
       *   Jameson Inns, Inc.                                                                          139,490             291,534
       *   Jennifer Convertibles, Inc.                                                                  41,000             155,800
       *   Jo-Ann Stores, Inc.                                                                         166,300           2,115,336
       *   Johnson Outdoors, Inc.                                                                       52,800             855,360
       *   Jos. A. Bank Clothiers, Inc.                                                                110,537           5,527,955
           Journal Register Co.                                                                        345,300           5,390,133
       *   K2, Inc.                                                                                    361,763           3,675,512
           Kellwood Co.                                                                                 99,500           2,300,440
           Kenneth Cole Productions, Inc. Class A                                                      119,000           3,341,520
       *   Keystone Automotive Industries, Inc.                                                        141,700           3,967,600
           Kimball International, Inc. Class B                                                         191,204           2,036,323
       *   Kirkland's, Inc.                                                                            124,214             819,812
           Knape & Vogt Manufacturing Co.                                                               27,588             398,647
           Koss Corp.                                                                                   84,000           2,079,840
     * #   Krause's Furniture, Inc.                                                                     23,000                   2
     * #   Krispy Kreme Doughnuts, Inc.                                                                469,300           2,323,035
       *   LaCrosse Footwear, Inc.                                                                      20,518             224,877
       *   Lakeland Industries, Inc.                                                                    26,487             525,237

     * #   Lakes Entertainment, Inc.                                                                   153,500           1,135,900
           Landry's Restaurants, Inc.                                                                   34,900             944,045
       *   Lazare Kaplan International, Inc.                                                            67,400             554,028
       #   La-Z-Boy, Inc.                                                                              404,100           5,402,817
       *   Learning Care Group, Inc.                                                                    31,700             231,727
       *   Lenox Group, Inc.                                                                           115,950           1,433,142
           Levitt Corp. Class A                                                                        132,000           2,855,160
           Libbey, Inc.                                                                                 98,300           1,166,821
           Liberty Corp.                                                                                70,700           3,296,034
           Liberty Homes, Inc. Class A                                                                     200               1,250
           Lifetime Brands, Inc.                                                                        89,052           1,937,772
           Lithia Motors, Inc. Class A                                                                 119,400           3,408,870
       *   LKG Corp.                                                                                   187,071           6,096,644
       *   Lodgenet Entertainment Corp.                                                                133,161           1,825,637
       *   Lodgian, Inc.                                                                                46,598             479,493
           Lone Star Steakhouse & Saloon, Inc.                                                         134,758           3,122,343
       *   LOUDTechnologies, Inc.                                                                       22,580             316,120
       *   Luby's, Inc.                                                                                210,350           2,688,273
           M/I Homes, Inc.                                                                             126,500           5,534,375
       *   Mace Security International, Inc.                                                            41,982             100,757
     * #   Magna Entertainment Corp.                                                                    15,700             118,849
       *   Main Street Restaurant Group, Inc.                                                          137,423             676,121
     * #   Major Automotive Companies, Inc.                                                              3,350               4,723
           Marine Products Corp.                                                                       103,005           1,036,230
       *   MarineMax, Inc.                                                                             140,076           3,678,396
       *   Marisa Christina, Inc.                                                                       68,800              45,408
       *   Marlton Technologies, Inc.                                                                   40,000              47,200
       *   Max & Erma's Restaurants, Inc.                                                               20,844             255,339
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                              68,813           1,633,621
           McRae Industries, Inc. Class A                                                                8,800             112,200
       *   Meade Instruments Corp.                                                                     152,660             415,235
       *   Mediacom Communications Corp.                                                                61,392             319,852
       *   Merisel, Inc.                                                                                     5                  38
       *   Mestek, Inc.                                                                                115,650           1,399,365
       *   Midas, Inc.                                                                                 123,100           2,324,128
       *   Mikohn Gaming Corp.                                                                         188,125           1,883,131
       *   Mity Enterprises, Inc.                                                                       40,550             742,876
           Monaco Coach Corp.                                                                          227,200           3,369,376
       *   Monarch Casino & Resort, Inc.                                                               145,000           3,101,550
           Monro Muffler Brake, Inc.                                                                    87,397           2,697,071
       *   Morgan's Foods, Inc.                                                                            500               3,460
       *   Mossimo, Inc.                                                                               149,150             829,274
       *   Mothers Work, Inc.                                                                           36,400             378,560
       *   Motorcar Parts of America, Inc.                                                              24,500             244,387
           Movado Group, Inc.                                                                          185,800           3,428,010
           Movie Gallery, Inc.                                                                          69,211             341,210
       *   MTR Gaming Group, Inc.                                                                      203,681           1,519,460
     * #   Multimedia Games, Inc.                                                                      219,809           2,237,656
       *   Nathan's Famous, Inc.                                                                        52,600             504,960
       *   National RV Holdings, Inc.                                                                  102,650             614,873
     * #   Nature Vision, Inc.                                                                             500               3,160
     * #   Navarre Corp.                                                                               226,457           1,311,186
       *   Navigant International, Inc.                                                                104,400           1,140,570
           Nelson (Thomas), Inc.                                                                       126,800           3,138,300
       *   Nevada Gold & Casinos, Inc.                                                                 102,250           1,073,625

       *   New Frontier Media, Inc.                                                                    192,863           1,197,679
       *   Nitches, Inc.                                                                                11,213              56,962
           Nobel Learning Communities, Inc.                                                             49,600             471,200
           Nobility Homes, Inc.                                                                         43,800           1,126,098
           Noble International, Ltd.                                                                    74,615           1,680,330
       *   NTN Communications, Inc.                                                                    363,891             582,226
       *   O'Charleys, Inc.                                                                            160,061           2,322,485
       *   Odd Job Stores, Inc.                                                                         86,200              19,395
       *   Ohio Art Co.                                                                                  3,600              18,990
     * #   Oneida, Ltd.                                                                                103,200             101,136
       *   Opinion Research Corp.                                                                       27,500             172,975
           Orleans Homebuilders, Inc.                                                                  144,000           2,802,240
       *   Outdoor Channel Holdings, Inc.                                                                8,290             132,557
       *   Overstock.com, Inc.                                                                          14,692             546,689
           Oxford Industries, Inc.                                                                     115,000           6,488,300
       *   P & F Industries, Inc. Class A                                                                  600               7,938
     * #   Palm Harbor Homes, Inc.                                                                     181,734           3,422,051
       *   Pantry, Inc.                                                                                157,978           6,492,896
       *   Papa John's International, Inc.                                                             120,978           6,588,462
       *   Party City Corp.                                                                            131,027           2,241,872
       *   Paxson Communications Corp.                                                                 343,100             325,945
       *   PC Mall, Inc.                                                                                94,500             465,885
     * #   Pegasus Communications Corp.                                                                 56,640             201,072
       *   Perry Ellis International, Inc.                                                              76,400           1,537,932
       *   PetMed Express, Inc.                                                                        190,474           2,243,784
           Phillips-Van Heusen Corp.                                                                     6,900             233,841
       *   Phoenix Footwear Group, Inc.                                                                 46,300             275,485
       *   Phoenix Gold International, Inc.                                                              3,600               1,296
       *   Pinnacle Entertainment, Inc.                                                                236,000           5,638,040
       *   Playboy Enterprises, Inc. Class B                                                           228,680           3,276,984
       *   Point.360                                                                                    84,700             160,083
       *   Pomeroy IT Solutions, Inc.                                                                  105,149             846,449
       #   Pre-Paid Legal Services, Inc.                                                               125,300           5,331,515
       *   PRIMEDIA, Inc.                                                                               55,604             112,320
       *   Princeton Review, Inc.                                                                      134,841             721,399
       *   Proliance International, Inc.                                                                63,000             343,980
       *   Provide Commerce, Inc.                                                                       96,890           2,796,245
       *   QEP Co., Inc.                                                                                15,200             171,456
     * #   Quaker Fabric Corp.                                                                         147,950             396,506
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                           367,283             936,572
       *   R&B, Inc.                                                                                   138,600           1,639,638
       *   Raytech Corp.                                                                                51,695              66,687
       *   RC2 Corp.                                                                                   158,980           5,618,353
       *   Reading International, Inc. Class A                                                         142,163           1,130,196
       *   Reading International, Inc. Class B                                                          10,140              78,078
       *   Red Lion Hotels Corp.                                                                       118,800           1,051,380
       *   RedEnvelope, Inc.                                                                            50,323             597,837
       *   Regent Communications, Inc.                                                                 551,100           2,749,989
       *   Rentrak Corp.                                                                               104,800             947,392
       *   Rent-Way, Inc.                                                                              199,600           1,307,380
       *   Restoration Hardware, Inc.                                                                  289,400           1,692,990
     * #   Retail Ventures, Inc.                                                                       312,556           3,991,340
       *   Rex Stores Corp.                                                                            141,475           2,106,563
       *   Riviera Holdings Corp.                                                                       66,300             926,874
       *   Rockford Corp.                                                                               57,300             178,776

       *   Rocky Shoes & Boots, Inc.                                                                    34,200             818,406
       *   Rubio's Restaurants, Inc.                                                                    72,100             616,455
           Russ Berrie & Co., Inc.                                                                     153,400           1,788,644
           Russell Corp.                                                                               251,800           3,985,994
       *   Ryan's Restaurant Group, Inc.                                                               306,442           3,643,595
       *   S&K Famous Brands, Inc.                                                                      24,600             439,725
       *   Safety Components International, Inc.                                                         1,180              17,700
       *   Saga Communications, Inc. Class A                                                           128,041           1,590,269
       *   Salem Communications Corp.                                                                  153,513           2,932,098
     * #   Salton, Inc.                                                                                105,300             250,614
       *   Schieb (Earl), Inc.                                                                          71,500             266,337
       *   Select Comfort Corp.                                                                        277,644           6,655,127
     * #   Sharper Image Corp.                                                                         108,800           1,104,320
       *   Shiloh Industries, Inc.                                                                     121,800           1,610,196
       *   Shoe Carnival, Inc.                                                                         123,800           2,539,138
       *   Shoe Pavilion, Inc.                                                                           5,700              32,490
       *   ShopKo Stores, Inc.                                                                         255,600           7,330,608
           Sinclair Broadcast Group, Inc. Class A                                                      206,121           1,982,884
     * #   Six Flags, Inc.                                                                             716,900           5,348,074
       *   Skechers U.S.A., Inc. Class A                                                               185,600           2,776,576
           Skyline Corp.                                                                                41,800           1,598,850
     * #   Smith & Wesson Holding Corp.                                                                273,500           1,145,965
       *   Smith & Wollensky Restaurant Group, Inc.                                                     52,300             297,587
           Sonesta International Hotels Corp. Class A                                                      400              11,012
       *   Source Interlink Companies, Inc.                                                            374,569           4,112,768
       *   Southern Energy Homes, Inc.                                                                 120,525             720,137
       *   Spanish Broadcasting System, Inc.                                                           284,671           1,372,114
       *   SPAR Group, Inc.                                                                              1,000               1,150
           Spartan Motors, Inc.                                                                         97,400             971,078
       *   Sport Chalet, Inc. Class A                                                                   98,875             835,494
       *   Sport Chalet, Inc. Series B                                                                  14,125             133,834
       *   Sport Supply Group, Inc.                                                                     63,100             303,826
     * #   Sport-Haley, Inc.                                                                            32,100             153,117
       *   Sportsman's Guide, Inc.                                                                      64,350           1,688,544
           Stage Stores, Inc.                                                                           80,177           2,398,094
       *   Stamps.com, Inc.                                                                            176,898           4,148,258
           Standard Motor Products, Inc.                                                               144,500           1,284,605
           Stanley Furniture, Inc.                                                                     141,600           3,525,840
           Star Buffet, Inc.                                                                            16,400             117,096
       *   Steak n Shake Co.                                                                           216,800           3,739,800
       *   Steinway Musical Instruments, Inc.                                                           79,000           1,975,000
           Steven Madden, Ltd.                                                                         123,500           3,362,905
           Stewart Enterprises, Inc.                                                                   472,798           2,411,270
       *   Stoneridge, Inc.                                                                            172,100           1,041,205
       *   Strattec Security Corp.                                                                      40,900           1,985,695
           Stride Rite Corp.                                                                           293,600           4,034,064
           Sturm Ruger & Co., Inc.                                                                     219,300           1,546,065
       *   Sunterra Corp.                                                                              143,817           1,689,850
       #   Superior Industries International, Inc.                                                     209,300           4,774,133
           Superior Uniform Group, Inc.                                                                 86,600             952,600
           Syms Corp.                                                                                  143,200           2,023,416
       *   Systemax, Inc.                                                                              194,400           1,150,848
       *   Tag-It Pacific, Inc.                                                                        124,800              77,376
           Tandy Brand Accessories, Inc.                                                                56,777             692,112
       *   Tandy Leather Factory, Inc.                                                                     200                 970

     * #   Tarrant Apparel Group                                                                       232,085             278,502
       *   Tenneco Automotive, Inc.                                                                    334,700           5,813,739
       *   The Dress Barn, Inc.                                                                        230,326           7,688,282
           The Hallwood Group, Inc.                                                                      2,653             209,560
           The Marcus Corp.                                                                            163,900           3,976,214
           The Pep Boys - Manny, Moe & Jack                                                             61,800             886,830
       *   The Rowe Companies                                                                          120,268             312,697
       *   The Sports Authority, Inc.                                                                  201,900           6,353,793
       *   The Sports Club Co., Inc.                                                                   142,200              94,563
     * #   TiVo, Inc.                                                                                  651,465           3,504,882
       *   Tower Automotive, Inc.                                                                          400                  41
           Traffix, Inc.                                                                               142,900             780,234
       *   Trans World Entertainment Corp.                                                             218,126           1,424,363
       *   Tropical Sportswear International Corp.                                                         160                   2
       *   Trump Entertainment Resorts, Inc.                                                                64               1,166
       *   Tweeter Home Entertainment Group, Inc.                                                      177,425             997,128
       *   Ultimate Electronics, Inc.                                                                    2,190                  44
       *   Unifi, Inc.                                                                                 401,500           1,152,305
           Unifirst Corp.                                                                               87,300           2,697,570
       *   United Retail Group, Inc.                                                                   118,000           1,216,580
       *   Universal Electronics, Inc.                                                                 108,420           1,880,003
       *   ValueVision Media, Inc. Class A                                                             326,922           3,628,834
       *   Varsity Group, Inc.                                                                         112,719             476,801
       *   Vertrue, Inc.                                                                                75,768           2,737,498
       *   Virco Manufacturing Corp.                                                                   155,131             937,767
       *   Waxman Industries, Inc. Class B                                                                 975               6,654
           Wellco Enterprises, Inc.                                                                     10,600             132,500
     * #   Wells-Gardner Electronics Corp.                                                              61,341             122,682
       *   West Marine, Inc.                                                                           149,302           1,982,731
       *   Western Metals Corp.                                                                         75,000             204,750
     * #   Wet Seal, Inc. Class A                                                                      477,722           2,398,164
           Weyco Group, Inc.                                                                             6,600             127,446
     * #   Whitehall Jewelers, Inc.                                                                    153,200             164,690
       *   Wickes, Inc.                                                                                 37,100                 111
       *   Wilsons The Leather Experts, Inc.                                                           331,620           1,475,709
       *   Winmark Corp.                                                                                51,900           1,117,926
       *   WisdomTree Investments, Inc.                                                                  6,700              16,415
           World Wrestling Federation Entertainment, Inc.                                                1,200              16,212
       *   Young Broadcasting, Inc. Class A                                                            127,936             240,520
       *   Zapata Corp.                                                                                106,880             651,968
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           641,451,182
                                                                                                                 -----------------
Industrials -- (14.5%)
       *   3-D Systems Corp.                                                                           110,010           1,957,078
       *   AAON, Inc.                                                                                  141,725           2,412,160
       *   AAR Corp.                                                                                   254,237           5,323,723
       *   Ablest, Inc.                                                                                 13,500             111,510
           Abrams Industries, Inc.                                                                      18,810              83,893
       *   ABX Air, Inc.                                                                                50,501             378,758
       *   Accuride Corp.                                                                              178,500           2,320,500
           Aceto Corp.                                                                                 194,062           1,164,372
       *   Active Power, Inc.                                                                          392,389           1,369,438
       *   Aerosonic Corp.                                                                              33,100             245,271
       *   AirNet Systems, Inc.                                                                         96,100             392,088
           Alamo Group, Inc.                                                                            70,700           1,491,770

       *   Allied Defense Group, Inc.                                                                   48,640           1,095,859
       *   Allied Holdings, Inc.                                                                        72,900              18,225
           Ambassadors International, Inc.                                                              70,600           1,046,257
           American Ecology Corp.                                                                      146,598           2,385,149
       *   American Locker Group, Inc.                                                                  32,200             156,170
       *   American Science & Engineering, Inc.                                                         69,000           4,654,740
     * #   American Superconductor Corp.                                                               255,592           2,083,075
           American Woodmark Corp.                                                                     129,320           3,313,178
           Ameron International Corp.                                                                   66,700           2,998,165
       *   AML Communications, Inc.                                                                     61,500              73,800
           Ampco-Pittsburgh Corp.                                                                       81,300           1,172,346
           Amrep Corp.                                                                                  63,610           1,679,940
           Angelica Corp.                                                                               49,300             681,819
       *   APAC Customer Services, Inc.                                                                311,389             463,970
           Apogee Enterprises, Inc.                                                                    241,900           3,742,193
           Applied Signal Technologies, Inc.                                                            94,700           1,701,759
       *   ARGON ST, Inc.                                                                              153,470           4,427,610
       *   Armstrong Holdings, Inc.                                                                     27,400              51,786
     * #   Arotech Corp.                                                                                49,700              19,383
       *   Artesyn Technologies, Inc.                                                                  219,200           2,187,616
           Art's-Way Manufacturing Co., Inc.                                                               100                 485
       *   Astec Industries, Inc.                                                                      166,283           4,660,912
       *   Astronics Corp.                                                                              50,436             527,056
     * #   AstroPower, Inc.                                                                             14,986                  15
     * #   ASV, Inc.                                                                                   220,242           5,510,455
     * #   ATA Holdings Corp.                                                                          152,521              55,670
       *   Ault, Inc.                                                                                   40,100              83,408
       *   Avalon Holding Corp. Class A                                                                 15,475              68,864
       *   Axsys Technologies, Inc.                                                                     77,800           1,454,082
       *   AZZ, Inc.                                                                                    59,726           1,156,295
           Badger Meter, Inc.                                                                          129,000           5,049,060
       *   Baker (Michael) Corp.                                                                        77,014           1,925,350
       *   Baldwin Technology Co., Inc. Class A                                                        131,900             521,005
           Barnes Group, Inc.                                                                          160,872           5,545,258
       *   Barrett Business Services, Inc.                                                              92,700           2,336,040
       *   BE Aerospace, Inc.                                                                          236,601           4,145,250
       *   BlueLinx Holdings Inc.                                                                      241,400           2,694,024
     * #   BOLDER Technologies Corp.                                                                    40,300                 208
           Bowne & Co., Inc.                                                                           252,968           3,741,397
     * #   BTU International, Inc.                                                                      78,200           1,193,332
       *   Butler International, Inc.                                                                   69,690             205,587
           C&D Technologies, Inc.                                                                      197,900           1,464,460
       *   Cannon Express, Inc.                                                                             50                   0
     * #   Capstone Turbine Corp.                                                                      425,923           1,443,879
           Cascade Corp.                                                                               116,650           5,967,814
       *   Casella Waste Systems, Inc. Class A                                                         196,056           2,399,725
       *   Catalytica Energy Systems, Inc.                                                              58,500              62,595
       *   CBIZ, Inc.                                                                                  540,602           3,384,169
     * #   CD&L, Inc.                                                                                   13,100              31,440
           CDI Corp.                                                                                   162,070           4,576,857
       *   Celadon Group, Inc.                                                                          82,400           2,283,304
           Central Parking Corp.                                                                       282,532           3,952,623
       *   Cenveo, Inc.                                                                                436,600           5,636,506
           CERBCO, Inc. Class A                                                                          3,500               4,568
           Champion Industries, Inc.                                                                    92,800             399,040

       *   Channell Commercial Corp.                                                                    23,800             124,950
           Chase Corp.                                                                                  24,200             348,480
           Chicago Rivet & Machine Co.                                                                  20,000             455,000
           CIRCOR International, Inc.                                                                  128,011           3,334,687
       *   Clean Harbors, Inc.                                                                         139,800           4,034,628
       *   CNE Group, Inc.                                                                               2,900               1,305
       *   Coinstar, Inc.                                                                              209,862           5,099,647
           Collins Industries, Inc.                                                                     65,725             391,064
       *   Columbus McKinnon Corp.                                                                     149,600           3,138,608
       *   Comforce Corp.                                                                              108,466             233,202
           Comfort Systems USA, Inc.                                                                   336,100           3,155,979
       *   Commercial Vehicle Group, Inc.                                                               16,738             331,245
       *   Compudyne Corp.                                                                              56,171             331,971
           CompX International, Inc.                                                                     9,500             153,330
       *   Conrad Industries, Inc.                                                                      18,700              34,315
       *   Consolidated Graphics, Inc.                                                                  99,700           5,103,643
       *   Continental Airlines, Inc.                                                                  237,903           3,704,150
       *   Cornell Companies, Inc.                                                                     106,200           1,504,854
       *   Corrpro Companies, Inc.                                                                      42,775              46,839
       *   CoStar Group, Inc.                                                                           50,700           2,379,858
       *   Covenant Transport, Inc. Class A                                                             91,000           1,058,330
       *   CPI Aerostructures, Inc.                                                                     41,433             401,900
       *   CRA International, Inc.                                                                      48,100           2,141,412
       *   Cross (A.T.) Co. Class A                                                                    130,300             521,200
       *   Crown Andersen, Inc.                                                                         11,400               9,690
           Cubic Corp.                                                                                 203,350           3,597,262
     * #   Delta Air Lines, Inc.                                                                       176,600              96,247
     * #   DHB Industries, Inc.                                                                        326,400           1,364,352
       *   DiamondCluster International, Inc.                                                          249,434           1,581,412
       *   Distributed Energy Systems Corp.                                                            296,811           2,751,438
     * #   Document Securities Systems, Inc.                                                             7,900              77,183
       *   Driver-Harris Co.                                                                             9,898                   1
       *   Ducommun, Inc.                                                                               93,900           1,924,011
       *   Duratek, Inc.                                                                               124,000           2,034,840
       *   Dynamex, Inc.                                                                                93,908           1,738,237
       #   Dynamic Materials Corp.                                                                      29,400             715,008
           Eastern Co.                                                                                  33,900             674,610
           Ecology & Environment, Inc. Class A                                                          13,900             111,339
           EDO Corp.                                                                                   163,900           4,364,657
       *   Electro Rent Corp.                                                                          196,612           2,748,636
           ElkCorp                                                                                     162,300           5,547,414
       *   EMCOR Group, Inc.                                                                             3,900             275,925
       *   Encore Wire Corp.                                                                           219,225           5,219,747
       *   EnerSys                                                                                      30,300             438,138
     * #   ENGlobal Corp.                                                                              215,400           1,453,950
           Ennis, Inc.                                                                                 222,300           3,945,825
       *   EnPro Industries, Inc.                                                                      167,000           4,817,950
       *   Environmental Tectonics Corp.                                                                59,500             299,285
           Espey Manufacturing & Electronics Corp.                                                      20,500             822,050
       *   Essex Corp.                                                                                 170,290           3,244,025
       *   Evercel, Inc.                                                                                 2,566               1,925
     * #   Evergreen Solar, Inc.                                                                       493,600           5,928,136
       *   Exponent, Inc.                                                                               69,800           1,909,030
       *   ExpressJet Holdings, Inc.                                                                   442,700           3,860,344
       *   EXX, Inc. Class A                                                                             1,900               3,800

       *   EXX, Inc. Class B                                                                               100                 205
           Federal Signal Corp.                                                                         28,300             462,422
       *   Fiberstars, Inc.                                                                             63,309             625,493
       *   First Aviation Services, Inc.                                                                 1,700               6,664
       *   First Consulting Group, Inc.                                                                181,725           1,063,091
       *   Flanders Corp.                                                                              251,600           2,551,224
     * #   Flow International Corp.                                                                    265,892           2,246,787
     * #   FLYi, Inc.                                                                                  158,993               3,577
       *   Foster (L.B.) Co. Class A                                                                   120,700           1,677,730
       *   Frontier Airlines, Inc.                                                                     278,557           2,273,025
       *   Frozen Food Express Industries, Inc.                                                        161,875           1,871,275
     * #   FuelCell Energy, Inc.                                                                       377,790           3,184,770
       *   Gehl Co.                                                                                     94,403           2,433,709
       *   General Cable Corp.                                                                         340,700           6,183,705
       *   General Employment Enterprises, Inc.                                                         17,700              34,338
       *   Genesee & Wyoming, Inc.                                                                     127,650           4,291,593
       *   Global Payment Technologies, Inc.                                                            52,900             142,301
       *   Global Power Equipment Group, Inc.                                                          337,800           1,577,526
           Gorman-Rupp Co.                                                                              72,125           1,640,123
       *   GP Strategies Corp.                                                                         134,200             959,530
       *   Graftech International, Ltd.                                                                774,300           5,063,922
           Graham Corp.                                                                                 26,080             583,670
           Greenbrier Companies, Inc.                                                                  126,600           3,449,850
       *   Griffon Corp.                                                                               235,350           5,733,126
           Hardinge, Inc.                                                                               83,500           1,451,230
       *   Hawaiian Holdings, Inc.                                                                     588,481           2,236,228
       *   Hawk Corp.                                                                                   68,100             942,504
           Healthcare Services Group, Inc.                                                             236,100           5,017,125
           Heico Corp.                                                                                  80,400           1,835,532
           Heico Corp. Class A                                                                         116,099           2,095,587
       *   Heidrick & Struggles International, Inc.                                                    153,119           5,060,583
       *   Henry Bros. Electronics, Inc.                                                                 3,300              16,335
       *   Herley Industries, Inc.                                                                     111,272           1,832,650
       *   Hirsch International Corp. Class A                                                            4,550               5,642
       *   Hi-Shear Technology Corp.                                                                    45,350             126,073
       *   Hub Group, Inc. Class A                                                                     148,794           6,033,597
       *   Hudson Highland Group, Inc.                                                                 197,567           4,988,567
       *   Hudson Technologies, Inc.                                                                    25,484              44,597
     * #   Hurco Companies, Inc.                                                                        51,000           1,156,170
       *   Huttig Building Products, Inc.                                                              112,600             976,242
       *   ICT Group, Inc.                                                                              91,700           1,469,034
       *   II-VI, Inc.                                                                                 236,904           4,531,974
       *   Industrial Distribution Group, Inc.                                                          81,400             599,918
       *   Infrasource Services, Inc.                                                                  282,200           3,310,206
       *   Innotrac Corp.                                                                              156,400           1,040,060
       *   Innovative Solutions & Support, Inc.                                                         35,850             528,788
       *   Insituform Technologies, Inc. Class A                                                       217,060           4,312,982
     * #   Integrated Electrical Services, Inc.                                                        278,800             153,340
           International Aluminum Corp.                                                                 18,500             735,930
       *   International Shipholding Corp.                                                              51,200             811,008
           Interpool, Inc.                                                                             121,800           2,272,788
       *   Intersections, Inc.                                                                          55,088             497,996
     * #   Ionatron, Inc.                                                                              422,587           4,437,164
       *   Jacuzzi Brands, Inc.                                                                        496,822           4,009,354
       *   JPS Industries, Inc.                                                                         24,500              79,625

       *   Kadant, Inc.                                                                                106,800           1,944,828
           Kaman Corp. Class A                                                                         170,885           3,282,701
       *   Key Technology, Inc.                                                                         37,000             493,950
       *   Kforce, Inc.                                                                                311,059           3,860,242
       *   Korn/Ferry International                                                                    316,000           5,441,520
       *   K-Tron International, Inc.                                                                   55,500           2,042,955
       *   KVH Industries, Inc.                                                                        118,100           1,129,036
       *   LaBarge, Inc.                                                                               211,950           2,823,174
       *   Ladish Co., Inc.                                                                            115,500           2,367,750
       *   Lancer Corp.                                                                                 94,525           2,050,247
           Lawson Products, Inc.                                                                         4,900             184,975
       *   Layne Christensen Co.                                                                       159,000           3,525,030
       *   Learning Tree International, Inc.                                                           147,695           1,996,836
           Lindsay Manufacturer Co.                                                                     92,100           1,710,297
       *   LMI Aerospace, Inc.                                                                           3,700              48,904
           LSI Industries, Inc.                                                                        260,130           4,682,340
       *   Lydall, Inc.                                                                                141,300           1,181,268
     * #   Lynch Corp.                                                                                  29,500             224,200
       *   Mac-Gray Corp.                                                                              116,200           1,361,864
       *   Magnetek, Inc.                                                                              235,600             680,884
       *   MAIR Holdings, Inc.                                                                         151,940             720,196
       *   Marten Transport, Ltd.                                                                      118,800           3,170,772
       *   Maxco, Inc.                                                                                  18,800             106,408
           McGrath Rentcorp.                                                                           199,771           5,711,453
     * #   MCSi, Inc.                                                                                    2,000                   0
       *   Meadow Valley Corp.                                                                          22,900             263,350
     * #   Medialink Worldwide, Inc.                                                                    49,800             166,830
       *   Merrimac Industries, Inc.                                                                    14,265             129,098
     * #   Mesa Air Group, Inc.                                                                        331,800           3,410,904
           Met-Pro Corp.                                                                               195,848           2,403,055
       *   MFRI, Inc.                                                                                   31,800             168,222
     * #   Microvision, Inc.                                                                           165,441             591,452
       *   Middleby Corp.                                                                               97,100           7,612,640
       *   Midwest Air Group, Inc.                                                                     135,400             454,944
       *   Milacron, Inc.                                                                              429,434             545,381
       *   Millennium Cell, Inc.                                                                       165,950             278,796
       *   Miller Industries, Inc.                                                                      50,700           1,036,308
       *   Misonix, Inc.                                                                                52,650             262,724
       *   Mobile Mini, Inc.                                                                           114,508           5,725,400
     * #   Modtech Holdings, Inc.                                                                      106,312             912,157
       *   Moore Handley, Inc.                                                                           1,500               9,188
       *   Morgan Group Holding Co.                                                                      3,300                 314
       *   MTC Technologies, Inc.                                                                      125,911           4,126,103
           Mueller (Paul) Co.                                                                           26,300             782,425
           Multi-Color Corp.                                                                            33,102             767,966
       *   M-Wave, Inc.                                                                                  2,600               1,534
       *   Nashua Corp.                                                                                 54,500             414,200
       *   National Patent Development Corp.                                                           109,400             206,766
       *   National Technical Systems, Inc.                                                             83,600             386,232
     * #   NCI Building Systems, Inc.                                                                  147,700           6,432,335
       *   NCO Group, Inc.                                                                             247,375           4,264,745
       *   NES Rentals Holdings, Inc.                                                                      245               3,118
       *   New Horizons Worldwide, Inc.                                                                 79,875              67,894
       *   North America Galvanizing & Coatings, Inc.                                                   56,500             118,085
     * #   Northwest Airlines Corp.                                                                    439,643             205,973

       *   NuCo2, Inc.                                                                                 117,158           3,294,483
       *   Odyssey Marine Exploration, Inc.                                                            335,300           1,056,195
       *   Old Dominion Freight Line, Inc.                                                              58,578           2,226,550
       *   Omega Flex, Inc.                                                                            115,650           1,722,029
       *   On Assignment, Inc.                                                                         206,385           2,280,554
       *   Orbit International Corp.                                                                    14,582             205,420
       *   Orbital Sciences Corp.                                                                      445,100           5,367,906
           Outlook Group Corp.                                                                          36,600             521,916
       *   P.A.M. Transportation Services, Inc.                                                         60,952             994,737
       *   Paragon Technologies, Inc.                                                                   39,425             390,308
       *   Park-Ohio Holdings Corp.                                                                    125,525           1,977,019
       *   Patrick Industries, Inc.                                                                     44,000             473,000
       *   Patriot Transportation Holding, Inc.                                                         31,700           2,168,280
       *   Peerless Manufacturing Co.                                                                   19,300             328,100
       *   Pemco Aviation Group, Inc.                                                                      250               4,925
       *   Perini Corp.                                                                                203,900           5,252,464
       *   Pico Holdings, Inc.                                                                         105,838           3,573,091
       *   Pinnacle Airlines Corp.                                                                     166,200           1,155,090
       *   Plug Power, Inc.                                                                            659,946           3,385,523
       *   Portec Rail Products, Inc.                                                                   50,000             648,135
       *   Portfolio Recovery Associates, Inc.                                                         127,328           4,879,209
       *   Powell Industries, Inc.                                                                      58,418           1,120,457
       *   Power-One, Inc.                                                                             708,998           4,409,968
       *   PPT Vision, Inc.                                                                             11,750              16,333
           Preformed Line Products Co.                                                                   5,400             223,074
       *   PRG-Schultz International, Inc.                                                             442,420             402,602
           Providence & Worcester Railroad Co.                                                          11,000             159,500
       *   Providence Service Corp.                                                                     14,107             412,207
       *   PW Eagle, Inc.                                                                               21,900             410,406
       *   Quipp, Inc.                                                                                  14,300             147,505
           Quixote Corp.                                                                                71,463           1,518,589
       *   RailAmerica, Inc.                                                                           294,366           3,205,646
           Raven Industries, Inc.                                                                      356,440          10,921,322
       *   RCM Technologies, Inc.                                                                       91,800             548,046
       *   Refac                                                                                         8,519              71,560
       *   RemedyTemp, Inc.                                                                             72,900             562,059
       *   Republic Airways Holdings, Inc.                                                             272,706           3,962,418
       *   Riviera Tool Co.                                                                              7,000               3,501
           Robbins & Myers, Inc.                                                                       113,900           2,414,680
       *   Rush Enterprises, Inc. Class A                                                              129,775           1,986,855
       *   Rush Enterprises, Inc. Class B                                                               54,500             783,165
           Schawk, Inc.                                                                                168,300           3,111,867
           Schuff International, Inc.                                                                   53,200             359,100
       *   SCS Transportation, Inc.                                                                    112,832           2,223,919
       *   Secom General Corp.                                                                           1,000               1,475
       *   Servotronics, Inc.                                                                           24,804             113,478
       *   Sholodge, Inc.                                                                               52,300             232,735
       *   SIFCO Industries, Inc.                                                                       45,775             153,346
       *   Simclar, Inc.                                                                                23,400              83,070
       *   Sirva, Inc.                                                                                 120,600             933,444
       *   Sitel Corp.                                                                                 548,300           1,683,281
       *   SL Industries, Inc.                                                                          91,885           1,470,160
       *   Smithway Motor Xpress Corp. Class A                                                          35,000             284,554
       *   SOURCECORP, Inc.                                                                            107,821           2,809,815
       *   SPACEHAB, Inc.                                                                               93,900              66,669

           Sparton Corp.                                                                                84,328             785,094
       *   Spherion Corp.                                                                              474,893           4,653,951
       *   Spherix, Inc.                                                                               103,300             135,323
     * #   Spire Corp.                                                                                 102,842             773,382
     * #   Standard Automotive Corp.                                                                    21,700                   2
       *   Standard Parking Corp.                                                                       20,700             396,405
           Standard Register Co.                                                                       193,400           2,866,188
           Standex International Corp.                                                                  97,900           2,715,746
           Starrett (L.S.) Co. Class A                                                                  35,900             655,175
       *   Sterling Construction Co., Inc.                                                              28,900             569,330
           Stewart & Stevenson Services, Inc.                                                          224,111           4,594,276
       *   Stonepath Group, Inc.                                                                       214,900             161,175
       *   Strategic Distribution, Inc.                                                                 27,770             284,643
           Sun Hydraulics, Inc.                                                                         87,133           1,661,626
           Supreme Industries, Inc.                                                                     92,283             724,422
           Sypris Solutions, Inc.                                                                      147,386           1,628,615
       *   SYS                                                                                          66,000             240,240
       *   TB Wood's Corp.                                                                              26,300             174,238
       *   Team, Inc.                                                                                   66,900           1,591,551
       *   TeamStaff, Inc.                                                                              16,600              20,750
           Tech/Ops Sevcon, Inc.                                                                        60,800             347,776
           Technology Research Corp.                                                                    44,600             163,682
           Tecumseh Products Co. Class A                                                                95,121           2,123,101
       *   TeleTech Holdings, Inc.                                                                     484,051           6,016,754
           Tennant Co.                                                                                  68,000           3,190,560
       *   Tetra Tech, Inc.                                                                                101               1,576
       *   The Alpine Group, Inc.                                                                       87,800             210,720
       *   The Geo Group, Inc.                                                                          92,800           2,268,960
       *   The Lamson & Sessions Co.                                                                   144,400           3,462,712
       *   Thomas Group, Inc.                                                                           35,100             245,700
       *   Timco Aviation Services, Inc.                                                                    51                 306
       #   Titan International, Inc.                                                                    53,350             919,754
           Todd Shipyards Corp.                                                                         44,600           1,030,260
       *   Trailer Bridge, Inc.                                                                         42,500             393,125
       *   Transport Corporation of America, Inc.                                                       15,900             153,437
       *   Transtechnology Corp.                                                                        94,300             726,110
       *   TRC Companies, Inc.                                                                         110,250           1,275,593
           Tredegar Industries, Inc.                                                                   274,250           3,428,125
       *   Trex Co., Inc.                                                                              105,700           2,417,359
       *   Triumph Group, Inc.                                                                         122,500           4,648,875
     * #   TRM Corp.                                                                                    59,300             422,216
       *   Tufco Technologies, Inc.                                                                      1,300               8,580
     * #   TurboChef Technologies, Inc.                                                                230,866           3,033,579
           Twin Disc, Inc.                                                                              41,100           1,726,200
       *   U.S. Home Systems, Inc.                                                                      22,492             149,572
       *   U.S. Xpress Enterprises, Inc. Class A                                                       100,900           1,533,680
       *   Ultralife Batteries, Inc.                                                                   101,400           1,320,228
           United Industrial Corp.                                                                     124,900           5,426,905
       *   Universal Security Instruments, Inc.                                                             20                 350
       *   UQM Technologies, Inc.                                                                      199,100             746,625
     * #   US Airways Group, Inc. Class A                                                               56,221               8,995
       *   USA Truck, Inc.                                                                              92,152           2,497,319
     * #   Valence Technology, Inc.                                                                     67,400             133,452
       *   Valley National Gases, Inc.                                                                  10,604             195,114
           Valmont Industries, Inc.                                                                    188,020           6,274,227

       *   Valpey Fisher Corp.                                                                          35,700             116,382
       *   Versar, Inc.                                                                                 56,100             190,740
           Viad Corp.                                                                                  179,300           5,459,685
           Vicor Corp.                                                                                 242,754           3,939,897
       *   Volt Information Sciences, Inc.                                                             127,204           2,504,647
           VSE Corp.                                                                                       300              10,305
           Wabash National Corp.                                                                       220,940           4,385,659
           Waste Industries USA, Inc.                                                                   68,050             948,617
       *   Water Pik Technologies, Inc.                                                                 90,000           1,877,400
       *   Westaff, Inc.                                                                               142,650             664,749
     * #   Western Power & Equipment Corp.                                                              18,448              32,284
       *   Willis Lease Finance Corp.                                                                   67,300             592,233
       *   Wolverine Tube, Inc.                                                                        109,900             567,084
       *   World Air Holdings, Inc.                                                                     29,871             314,243
       *   Xanser Corp.                                                                                303,000             909,000
           Zareba Systems, Inc.                                                                            750               6,244
                                                                                                                 -----------------
Total Industrials                                                                                                      618,794,420
                                                                                                                 -----------------
Financials -- (11.6%)
       *   1st Constitution Bancorp                                                                        500              10,625
           1st Independence Financial Group, Inc.                                                        3,700              67,858
           1st Source Corp.                                                                            159,911           4,040,951
       #   21st Century Holding Co.                                                                      2,850              38,475
       *   A. B. Watley Group, Inc.                                                                      9,900                 262
           ABC Bancorp                                                                                  94,537           1,902,084
           Abigail Adams National Bancorp, Inc.                                                          1,512              21,833
       *   Access National Corp.                                                                           100               1,964
       *   ACE Cash Express, Inc.                                                                      105,575           2,515,852
           Advanta Corp. Class A                                                                        70,883           2,171,146
           Advanta Corp. Class B Non-Voting                                                            140,613           4,553,049
       *   Aether Holdings, Inc.                                                                       330,914           1,151,581
           Alliance Financial Corp.                                                                         57               1,771
           Amcore Financial, Inc.                                                                       90,960           2,844,319
       *   AMEN Properties, Inc.                                                                        12,375              76,725
           Ameriana Bancorp                                                                             20,350             246,235
     * #   American Business Financial Services, Inc.                                                   29,550                 665
           American Equity Investment Life Holding Co.                                                 102,800           1,208,928
       *   American Independence Corp.                                                                  14,817             160,616
       *   American Physicians Capital, Inc.                                                            65,365           2,970,839
           American Physicians Services Group, Inc.                                                     36,700             438,400
       *   American West Bancorporation                                                                 27,280             628,804
       *   AmeriServe Financial, Inc.                                                                  176,775             848,520
           Anchor Bancorp Wisconsin, Inc.                                                              163,718           5,058,886
       *   Argonaut Group, Inc.                                                                        211,555           6,727,449
           Arrow Financial Corp.                                                                        89,658           2,523,873
           ASB Financial Corp.                                                                           4,400              90,750
       #   ASTA Funding, Inc.                                                                          108,593           2,690,935
       *   Atlantic American Corp.                                                                     157,725             404,407
       *   Atlantic Coast Federal Corp.                                                                  1,700              24,752
           Baldwin & Lyons, Inc. Class B                                                                73,900           1,852,673
           BancFirst Corp.                                                                                   1                  80
       *   Bancinsurance Corp.                                                                          39,480             148,050
       *   Bancshares of Florida, Inc.                                                                  20,660             453,900
           Bank of Commerce Holdings                                                                       200               2,020
           Bank of Granite Corp.                                                                        31,900             612,480

       #   Bank of The Ozarks, Inc.                                                                    134,815           5,001,636
           BankUnited Financial Corp. Class A                                                            2,500              63,725
           Banner Corp.                                                                                116,190           3,664,633
           Bay View Capital Corp.                                                                       47,010             788,358
           Berkshire Hills Bancorp, Inc.                                                                 4,700             153,173
           Beverly Hills Bancorp, Inc.                                                                  88,355             863,228
       *   BFC Financial Corp.                                                                          11,500              65,205
       *   BNS Holding, Inc. Class A                                                                    26,480             168,810
           Boston Private Financial Holdings, Inc.                                                     100,055           3,101,705
           Bristol West Holdings, Inc.                                                                 251,300           4,656,589
           Brooke Corp.                                                                                  3,500              49,875
           Bryn Mawr Bank Corp.                                                                          5,620             121,111
           BWC Financial Corp.                                                                             200               7,300
           C&F Financial Corp.                                                                             100               3,850
           California First National Bancorp                                                            79,100           1,029,486
           Camco Financial Corp.                                                                        17,489             247,469
           Camden National Corp.                                                                           200               7,138
           Capital City Bank Group, Inc.                                                                   224               8,615
           Capital Corp. of the West                                                                    36,159           1,249,655
       *   Capital Crossing Bank                                                                        86,700           2,842,893
           Capital Title Group, Inc.                                                                    70,901             438,168
           Capitol Bancorp, Ltd.                                                                        46,900           1,752,184
           Cardinal Financial Corp.                                                                    196,885           2,155,891
           Carrollton Bancorp                                                                              200               2,932
           Cash America International, Inc.                                                            239,840           5,432,376
       *   Cash Systems, Inc.                                                                            5,300              37,842
           Cavalry Bancorp, Inc.                                                                           300               7,329
       #   Center Bancorp, Inc.                                                                          5,899              64,181
           Center Financial Corp.                                                                      119,307           2,994,606
           Central Bancorp, Inc.                                                                        10,000             280,100
       *   Central Coast Bancorp                                                                         6,648             163,674
           Central Virginia Bankshares, Inc.                                                               600              16,719
       *   Centrue Financial Corp.                                                                       3,000              81,450
           Century Bancorp, Inc. Class A                                                                 7,600             228,000
       *   Ceres Group, Inc.                                                                           269,929           1,349,645
           CFS Bancorp, Inc.                                                                            67,181             935,831
           Citizens First Bancorp, Inc.                                                                 22,243             502,914
           Citizens South Banking Corp.                                                                 41,974             510,857
     * #   Citizens, Inc.                                                                              295,377           1,571,406
           City Holding Co.                                                                            146,519           5,345,013
           Clark, Inc.                                                                                 144,300           2,038,959
       *   CNA Surety Corp.                                                                            156,780           2,315,641
       #   CNB Financial Corp.                                                                             200               2,952
           CoBiz, Inc.                                                                                  29,975             570,124
           Cohen & Steers, Inc.                                                                         12,800             234,112
           Columbia Bancorp                                                                              1,700              70,057
           Columbia Banking System, Inc.                                                               135,528           3,909,983
           Commercial Bancshares, Inc.                                                                  33,803           1,279,782
           Commercial National Financial Corp.                                                           1,600              30,400
           Community Bancorp, Inc.                                                                         507              17,390
           Community Bank System, Inc.                                                                 210,400           5,034,872
           Community Banks, Inc.                                                                         1,314              38,553
           Community Bankshares, Inc.                                                                    2,730              45,850
           Community Trust Bancorp, Inc.                                                                59,037           1,942,317
           Community West Bancshares                                                                    23,200             328,048

           Consolidated-Tokoma Land Co.                                                                 28,400           1,828,676
       *   Consumer Portfolio Services, Inc.                                                             5,450              31,501
           Cooperative Bankshares, Inc.                                                                  8,250             174,281
       *   Covanta Holding Corp.                                                                             1                  10
           Crawford & Co. Class A                                                                       94,400             555,072
           Crawford & Co. Class B                                                                      132,500             795,000
       *   Credit Acceptance Corp.                                                                      82,695           1,306,581
           Delta Financial Corp.                                                                       156,800           1,252,832
           Dime Community Bancshares                                                                   302,574           4,481,121
           Donegal Group, Inc. Class A                                                                  84,506           2,047,580
           Donegal Group, Inc. Class B                                                                  25,520             612,225
           EFC Bancorp, Inc.                                                                            15,800             539,570
           EMC Insurance Group, Inc.                                                                    87,700           1,715,412
       *   Encore Capital Group, Inc.                                                                  185,055           3,031,201
       *   Epoch Holding Corp.                                                                          75,975             512,831
           ESB Financial Corp.                                                                          94,531           1,169,348
       *   eSpeed, Inc.                                                                                224,152           1,920,983
       *   EZCORP, Inc. Class A Non-Voting                                                              91,900           1,383,095
           Federal Agriculture Mortgage Corporation                                                     78,800           2,196,156
           Fidelity Bancorp, Inc.                                                                          645              12,900
           Fidelity Bankshares, Inc.                                                                   193,261           6,027,811
           Fidelity Southern Corp.                                                                      82,500           1,448,700
           Financial Federal Corp.                                                                     143,900           5,816,438
       *   Financial Industries Corp.                                                                    9,148              72,727
           Financial Institutions, Inc.                                                                    354               7,147
       *   Firebrand Financial Group, Inc.                                                              75,400               6,409
       *   First Acceptance Corp.                                                                      309,800           3,147,568
           First Albany Companies, Inc.                                                                 45,719             310,432
           First Bancorp                                                                                51,021           1,123,993
       *   First Bank of Delaware                                                                       50,014             162,045
           First Busey Corp.                                                                             4,590              96,482
       *   First Cash Financial Services, Inc.                                                         127,527           3,698,283
           First Charter Corp.                                                                         235,377           5,893,840
           First Community Bancorp                                                                     107,404           5,559,231
           First Community Bancshares, Inc.                                                             85,890           2,652,283
           First Defiance Financial Corp.                                                               68,292           1,910,810
           First Federal Bancshares of Arkansas, Inc.                                                   46,800           1,170,000
       #   First Financial Bancorp                                                                         400               7,700
           First Financial Bankshares, Inc.                                                                200               7,438
           First Financial Corp.                                                                         3,900             106,782
           First Financial Holdings, Inc.                                                              122,500           3,741,150
           First Franklin Corp.                                                                            800              13,100
           First Indiana Corp.                                                                         123,300           4,309,335
       *   First Investors Financial Services Group, Inc.                                               43,200             268,704
           First Keystone Financial, Inc.                                                               16,500             332,887
           First M&F Corp.                                                                               3,000             102,750
       *   First Mariner Bancorp, Inc.                                                                  20,748             367,655
           First Merchants Corp.                                                                       144,662           3,742,406
           First Mutual Bancshares, Inc.                                                                29,471             783,693
           First National Lincoln Corp.                                                                    200               3,670
           First Oak Brook Bancshares, Inc.                                                             44,364           1,227,108
           First PacTrust Bancorp, Inc.                                                                 13,213             366,661
           First Place Financial Corp.                                                                 119,211           2,844,374
       *   First Regional Bancorp                                                                          457              32,520
       #   First South Bancorp, Inc.                                                                         4                 152

           First State Bancorporation                                                                  124,882           3,089,581
           First United Corp.                                                                           17,500             352,231
           Firstbank Corp.                                                                               7,845             188,690
           FirstBank NW Corp.                                                                           16,097             480,495
       *   FirstCity Financial Corp.                                                                    82,695             955,954
           Flag Financial Corp.                                                                         35,225             567,122
           Flushing Financial Corp.                                                                    175,312           2,945,242
           FMS Financial Corp.                                                                           8,400             144,480
           FNB Corp. NC                                                                                 10,700             193,991
           FNB Corp. VA                                                                                    200               6,170
           FNB Financial Services Corp.                                                                 10,625             167,237
           Foothill Independent Bancorp                                                                 53,772           1,288,377
       *   FPIC Insurance Group, Inc.                                                                   84,797           3,212,110
       *   Franklin Bank Corp.                                                                         190,674           3,527,469
           Gateway Financial Holdings, Inc.                                                             52,289             903,554
           GB & T Bancshares, Inc.                                                                       2,550              57,400
           Glacier Bancorp, Inc.                                                                       191,721           6,311,455
           Gold Banc Corporation, Inc.                                                                 247,235           4,474,953
           Great Southern Bancorp, Inc.                                                                 81,900           2,490,579
           Greater Community Bancorp                                                                     3,072              45,312
           Greene County Bancshares, Inc.                                                                9,052             252,370
       *   Grubb & Ellis Co.                                                                           177,552           1,260,619
           GS Financial Corp.                                                                            6,400              97,760
           Guaranty Bancshares, Inc.                                                                     1,600              29,280
           Guaranty Federal Bancshares, Inc.                                                            17,800             502,850
           Harleysville Group, Inc.                                                                    234,319           6,399,252
           Harleysville National Corp.                                                                 214,841           4,537,442
           Harleysville Savings Financial Corp.                                                            300               5,250
           Harrington West Financial Group, Inc.                                                           175               2,875
           Heartland Financial USA, Inc.                                                                 8,092             165,400
           Heritage Commerce Corp.                                                                      10,650             233,874
           Heritage Financial Corp.                                                                     87,885           2,108,361
           HF Financial Corp.                                                                           29,920             570,275
           Hingham Institution for Savings                                                               5,350             208,008
           HMN Financial, Inc.                                                                          33,000             976,437
       *   Hoenig Group Escrow Shares                                                                   61,000                   0
           Home Federal Bancorp                                                                         37,400             949,586
           HopFed Bancorp, Inc.                                                                          4,500              70,830
           Horace Mann Educators Corp.                                                                  23,400             443,196
           Horizon Financial Corp.                                                                      84,960           1,924,344
           IBERIABANK Corp.                                                                             76,600           4,206,106
           IBT Bancorp, Inc.                                                                                50               2,192
           Independence Holding Co.                                                                     31,424             565,318
           Independent Bank Corp. MA                                                                   129,900           3,796,977
           Independent Bank Corp. MI                                                                   204,572           5,967,365
           Infinity Property & Casualty Corp.                                                          159,371           5,888,758
           Integra Bank Corp.                                                                          140,655           3,017,050
           Interchange Financial Services Corp.                                                        115,097           2,070,595
           Investors Title Co.                                                                          19,800             851,202
           Irwin Financial Corp.                                                                       227,200           5,139,264
       *   ITLA Capital Corp.                                                                           51,800           2,716,910
           Jefferson Bancshares, Inc.                                                                      400               5,368
       *   Kennedy-Wilson, Inc.                                                                         76,600           1,108,785
           Kent Financial Services, Inc.                                                                50,712             121,202
           KNBT Bancorp, Inc.                                                                           15,706             257,421

     * #   LaBranche & Co., Inc.                                                                       166,500           1,778,220
       *   Ladenburg Thalmann Financial Services, Inc.                                                  67,599              37,179
           Lakeland Bancorp, Inc.                                                                       14,312             216,827
           Lakeland Financial Corp.                                                                        100               4,345
           Leesport Financial Corp.                                                                        551              12,785
           LNB Bancorp, Inc.                                                                             5,400              97,794
           LSB Bancshares, Inc.                                                                         35,689             637,049
           LSB Corp.                                                                                    16,200             275,400
           Macatawa Bank Corp.                                                                           1,500              57,210
           Main Street Banks, Inc.                                                                     169,716           4,713,013
       *   Marlin Business Services, Inc.                                                               59,608           1,353,698
           MASSBANK Corp.                                                                               31,399           1,020,467
       *   Matrix Bancorp, Inc.                                                                         29,500             528,050
           Mayflower Co-Operative Bank Middleboro                                                          450               6,255
       *   Mays (J.W.), Inc.                                                                             2,700              46,575
           MBT Financial Corp.                                                                         136,322           2,440,164
           MCG Capital Corp.                                                                            24,600             349,074
       *   Meadowbrook Insurance Group, Inc.                                                           227,300           1,477,450
           Medallion Financial Corp.                                                                   133,900           1,343,017
           Mercantile Bank Corp.                                                                         5,082             203,280
       *   Mercer Insurance Group, Inc.                                                                  5,400              76,950
           Merchants Bancshares, Inc.                                                                   47,318           1,230,268
           Merchants Group, Inc.                                                                        15,700             463,542
           Meta Financial Group, Inc.                                                                   16,500             372,545
       *   Metris Companies, Inc.                                                                      388,394           5,822,026
           MetroCorp Bancshares, Inc.                                                                   23,000             627,900
           MFB Corp.                                                                                     8,500             235,067
           MicroFinancial, Inc.                                                                         30,300             105,747
           Midland Co.                                                                                  88,300           3,337,740
       *   MidSouth Bancorp, Inc.                                                                          100               2,688
           Mid-State Bancshares                                                                        182,123           5,083,053
           Midwest Banc Holdings, Inc.                                                                 176,563           3,988,558
           MutualFirst Financial, Inc.                                                                   3,200              70,784
           Nara Bancorp, Inc.                                                                          158,679           2,970,471
           National Security Group, Inc.                                                                12,600             205,506
           National Western Life Insurance Co. Class A                                                   2,600             572,000
       *   Navigators Group, Inc.                                                                      130,298           5,265,342
           NBC Capital Corp.                                                                               200               4,800
           NBT Bancorp, Inc.                                                                           140,774           3,219,501
           NetBank, Inc.                                                                               112,237             829,431
           New Hampshire Thrift Bancshares, Inc.                                                         3,200              44,800
           NewMil Bancorp, Inc.                                                                         44,100           1,340,640
       *   Newtek Business Services, Inc.                                                              240,727             377,941
           North Central Bancshares, Inc.                                                               17,500             677,250
           North Valley Bancorp                                                                            100               1,753
           Northeast Bancorp                                                                            12,600             282,870
           Northrim BanCorp, Inc.                                                                       34,939             840,290
           NYMAGIC, Inc.                                                                                71,100           1,828,692
           Oak Hill Financial, Inc.                                                                     15,607             515,031
           OceanFirst Financial Corp.                                                                  102,139           2,461,550
       *   Ocwen Financial Corp.                                                                       445,503           3,760,045
           Ohio Valley Banc Corp.                                                                          300               7,552
           Old Second Bancorp, Inc.                                                                        900              29,871
           Omega Financial Corp.                                                                         1,000              29,330
           PAB Bankshares, Inc.                                                                            400               7,180

           Pacific Continental Corp.                                                                        50                 787
       *   Pacific Mercantile Bancorp                                                                   17,423             297,759
       *   Pacific Premier Bancorp, Inc.                                                                21,717             256,634
           Pamrapo Bancorp, Inc.                                                                        36,900             793,165
       *   PanAmerican Bancorp                                                                             700               3,143
           Park Bancorp, Inc.                                                                              800              24,000
           Parkvale Financial Corp.                                                                     50,395           1,403,501
           Partners Trust Financial Group, Inc.                                                        110,338           1,324,056
           PAULA Financial                                                                              49,300              98,600
       *   Penn Treaty American Corp.                                                                   99,150             990,508
           Pennfed Financial Services, Inc.                                                            120,200           2,312,648
           Penns Woods Bancorp, Inc.                                                                       132               5,087
       *   Pennsylvania Commerce Bancorp, Inc.                                                             200               6,608
           Peoples Bancorp, Inc. IN                                                                      1,100              22,187
           Peoples Bancorp, Inc. OH                                                                     20,210             586,494
           PFF Bancorp, Inc.                                                                           182,300           5,569,265
           Pinnacle Bancshares, Inc.                                                                     1,100              16,280
       *   Pinnacle Financial Partners, Inc.                                                            64,686           1,610,681
       *   Piper Jaffray Companies, Inc.                                                               133,500           5,305,290
       *   Placer Sierra Bancshares                                                                      5,200             148,200
       *   PMA Capital Corp. Class A                                                                   253,256           2,248,913
           Pocahontas Bancorp, Inc.                                                                     51,900             637,332
       *   Premier Financial Bancorp, Inc.                                                               6,600              92,400
           Presidential Life Corp.                                                                     226,349           4,366,272
           ProCentury Corp.                                                                             11,881             126,057
           Prosperity Bancshares, Inc.                                                                 152,150           4,655,790
           Provident Financial Holdings, Inc.                                                           72,400           1,990,276
           Provident New York Bancorp                                                                  348,084           4,034,294
       #   Pulaski Financial Corp.                                                                      73,100           1,293,870
           Rainier Pacific Financial Group, Inc.                                                        15,848             249,131
           Renasant Corp.                                                                               10,303             327,223
           Republic Bancorp, Inc. Class A                                                               39,249             806,174
       *   Republic First Bancorp, Inc.                                                                 56,015             680,582
       *   Rewards Network, Inc.                                                                       200,650           1,155,744
           Riverview Bancorp, Inc.                                                                      34,400             766,088
           Rome Bancorp, Inc.                                                                           14,118             153,886
           Royal Bancshares of Pennsylvania, Inc. Class A                                               16,079             384,449
       *   RTW, Inc.                                                                                    46,750             476,382
           Rurban Financial Corp.                                                                           10                 124
           Sanders Morris Harris Group, Inc.                                                           160,686           2,742,910
           Sandy Spring Bancorp, Inc.                                                                  115,384           4,273,823
           SCBT Financial Corp.                                                                          1,840              61,327
       *   SCPIE Holdings, Inc.                                                                         28,000             576,800
       *   Seabright Insurance Holdings                                                                 20,900             280,896
           Seacoast Banking Corp. of Florida                                                           134,416           3,263,620
           Security Bank Corp.                                                                             300               7,482
       *   Shore Financial Corp.                                                                            60                 999
       *   Siebert Financial Corp.                                                                      42,300             115,479
           Sierra Bancorp                                                                                5,050             116,402
           Simmons First National Corp. Class A                                                        114,024           3,194,952
           Sound Federal Bancorp, Inc.                                                                  94,721           1,868,845
           Southern Community Financial Corp.                                                              300               2,820
           Southside Banchares, Inc.                                                                       117               2,341
           Southwest Bancorp, Inc.                                                                     113,131           2,553,367
       *   Standard Management Corp.                                                                    69,015             127,850

           State Bancorp, Inc.                                                                              81               1,488
           Sterling Bancorp                                                                            314,128           6,251,157
           Sterling Bancshares, Inc.                                                                   367,657           5,731,773
           Sterling Financial Corp. (PA)                                                                 3,038              64,375
           Stewart Information Services Corp.                                                           55,800           2,821,248
       *   Stifel Financial Corp.                                                                       80,292           3,006,132
       *   Stratus Properties, Inc.                                                                     53,750           1,077,257
           Suffolk Bancorp                                                                              69,000           2,296,320
           Summit Bancshares, Inc.                                                                      66,200           1,215,432
           Summit Bank Corp.                                                                             8,400             134,400
       *   Sun Bancorp, Inc.                                                                           165,851           3,288,825
           SWS Group, Inc.                                                                              70,349           1,450,596
           Synergy Financial Group, Inc.                                                                 1,145              14,015
           Taylor Capital Group, Inc.                                                                       62               2,430
           Teche Holding Co.                                                                             2,700             105,516
           Texas United Bancshares, Inc.                                                                   481               9,139
           TF Financial Corp.                                                                           13,900             398,165
       *   The Banc Corp.                                                                              156,793           1,853,293
       *   The Bancorp, Inc.                                                                            11,563             211,603
       *   The Enstar Group, Inc.                                                                        1,090              77,586
           The Savannah Bancorp, Inc.                                                                      100               3,695
       *   The Washtenaw Group, Inc.                                                                     2,000                 820
           TIB Financial Corp.                                                                              38               1,229
           TierOne Corp.                                                                               147,024           4,406,309
           Timberland Bancorp, Inc.                                                                     36,300             847,968
           Tompkins County Trustco, Inc.                                                                   520              23,504
       *   Tradestation Group, Inc.                                                                    344,100           4,098,231
       *   Trammell Crow Co.                                                                           163,500           4,228,110
     * #   Trenwick Group, Ltd.                                                                         12,662                  22
       *   Triad Guaranty, Inc.                                                                          3,500             151,760
           Trico Bancshares                                                                             83,100           1,967,808
       *   Unico American Corp.                                                                        114,100           1,025,759
           Union Bankshares Corp.                                                                        3,461             166,716
           Union Bankshares, Inc.                                                                          300               6,780
           Union Community Bancorp                                                                       3,000              80,310
       *   United America Indemnity, Ltd.                                                               79,809           1,512,381
       *   United Capital Corp.                                                                         90,008           2,203,396
           United Community Financial Corp.                                                            239,802           2,827,266
           United Financial Corp.                                                                        2,640              69,036
       *   United Financial Mortgage Corp.                                                              19,300             107,694
           United Fire & Casualty Co.                                                                    2,100              95,970
       *   United PanAm Financial Corp.                                                                  7,600             178,068
       #   United Security Bancshares                                                                    6,500             202,345
           Unity Bancorp, Inc.                                                                          16,785             232,976
           Unizan Financial Corp.                                                                      100,034           2,633,895
           USB Holding Co., Inc.                                                                         9,481             206,704
           Vail Banks, Inc.                                                                                100               1,396
       *   Valley Bancorp                                                                                  300              10,401
       *   Vesta Insurance Group, Inc.                                                                 256,200             256,200
       *   Virginia Commerce Bancorp, Inc.                                                               3,512             103,183
           Virginia Financial Group, Inc.                                                                  300              11,280
           Wainwright Bank & Trust Co.                                                                   1,112              11,431
           Washington Banking Co.                                                                       18,821             335,767
           Washington Savings Bank, FSB                                                                 43,368             356,919
           Washington Trust Bancorp, Inc.                                                              104,352           2,924,987

           Wayne Savings Bancshares, Inc.                                                                   98               1,563
           Wesbanco, Inc.                                                                              177,820           5,690,240
           West Bancorporation                                                                          98,533           1,920,408
           West Coast Bancorp                                                                          118,245           3,115,756
           Westbank Corp.                                                                               10,363             157,830
       *   Western Sierra Bancorp                                                                        2,432              85,169
           Westwood Holdings Group, Inc.                                                                 6,037             110,236
           Willow Grove Bancorp, Inc.                                                                   93,146           1,460,529
           Wilshire Bancorp, Inc.                                                                       36,567             622,005
       *   Wilshire Enterprises, Inc.                                                                  130,375           1,009,102
       *   World Acceptance Corp.                                                                      177,000           4,874,580
           WSFS Financial Corp.                                                                         12,200             771,040
           Yardville National Bancorp                                                                   75,837           2,647,470
           Ziegler Companies, Inc.                                                                       4,200              90,825
                                                                                                                 -----------------
Total Financials                                                                                                       494,654,130
                                                                                                                 -----------------
Energy -- (4.6%)
     * #   Abraxas Petroleum Corp.                                                                     344,100           2,281,383
           Adams Resources & Energy, Inc.                                                               68,250           1,515,150
       *   Allis-Chalmers Energy, Inc.                                                                  58,900             639,654
     * #   American Oil & Gas, Inc.                                                                    149,825             633,760
       *   Arena Resources, Inc.                                                                        28,300             710,330
       *   Atlas America, Inc.                                                                         108,733           6,147,764
     * #   ATP Oil & Gas Corp.                                                                           2,005              72,401
           Barnwell Industries, Inc.                                                                    60,600           1,255,026
       *   Bolt Technology Corp.                                                                        44,700             370,116
     * #   BPZ Energy, Inc.                                                                              2,616              10,464
       *   Brigham Exploration Co.                                                                     356,071           4,358,309
       *   Callon Petroleum Co.                                                                        153,500           2,716,950
       *   Carrizo Oil & Gas, Inc.                                                                     198,314           5,023,294
           Castle Energy Corp.                                                                          58,713           1,087,952
       *   Clayton Williams Energy, Inc.                                                                88,658           3,375,210
       *   Contango Oil & Gas Co.                                                                      117,700           1,168,761
       *   Dawson Geophysical Co.                                                                       61,200           1,882,512
     * #   Delta Petroleum Corp.                                                                       317,163           5,106,324
       *   Dril-Quip, Inc.                                                                             136,600           6,966,600
       *   Dune Energy, Inc.                                                                             4,800              11,856
       *   Edge Petroleum Corp.                                                                        137,085           3,353,099
     * #   Endeavour International Corp.                                                               609,360           2,193,696
       *   FX Energy, Inc.                                                                             245,248           2,810,542
     * #   Gasco Energy, Inc.                                                                          597,800           4,076,996
       *   Giant Industries, Inc.                                                                      110,100           5,906,865
       *   Goodrich Petroleum Corp.                                                                    200,400           4,587,156
     * #   GSV, Inc.                                                                                     5,340                 961
           Gulf Island Fabrication, Inc.                                                               100,601           2,499,935
       *   Gulfmark Offshore, Inc.                                                                     166,100           5,544,418
       *   Harvest Natural Resources, Inc.                                                             487,800           4,478,004
     * #   Horizon Offshore, Inc.                                                                      160,309              72,139
       *   Infinity, Inc.                                                                               95,747             652,995
     * #   Input/Output, Inc.                                                                          639,600           4,758,624
     * #   KFX, Inc.                                                                                   243,800           3,084,070
           Lufkin Industries, Inc.                                                                     114,200           5,110,450
           Maritrans, Inc.                                                                              66,200           1,912,518
           MarkWest Hydrocarbon, Inc.                                                                   79,431           1,739,539
     * #   Matrix Service Co.                                                                          158,600           1,476,566

     * #   McMoran Exploration Co.                                                                     199,700           3,614,570
       *   Meridian Resource Corp.                                                                     658,772           2,714,141
       *   Mexco Energy Corp.                                                                            1,400              10,920
       *   Miller Petroleum, Inc.                                                                        1,921               2,209
       *   Mitcham Industries, Inc.                                                                     90,200           1,325,038
       *   NATCO Group, Inc. Class A                                                                   163,600           3,795,520
     * #   Natural Gas Services Group                                                                   72,000           1,638,000
       *   Newpark Resources, Inc.                                                                     703,800           5,158,854
       *   NS Group, Inc.                                                                              113,900           4,674,456
       *   Offshore Logistics, Inc.                                                                    156,241           4,788,787
     * #   OMNI Energy Services Corp.                                                                  118,345             358,585
           Panhandle Royalty Co.                                                                           600              19,026
       *   Parallel Petroleum Corp.                                                                    293,086           4,809,541
       *   Parker Drilling Co.                                                                         710,300           6,769,159
           Penn Virginia Corp.                                                                             812              48,444
       *   Petrocorp, Inc. Escrow Shares                                                                37,100               2,226
       *   Petrohawk Energy Corp.                                                                      344,115           4,580,171
       *   Petroleum Development Corp.                                                                 139,678           4,714,132
       *   Pioneer Drilling Co.                                                                          3,700              64,824
       *   Rentech, Inc.                                                                               487,600           1,511,560
           Resource America, Inc.                                                                      168,780           2,825,377
     * #   Royale Energy, Inc.                                                                          43,302             288,391
     * #   Syntroleum Corp.                                                                            432,789           3,492,607
       *   T-3 Energy Services, Inc.                                                                     9,270              96,593
       *   Tengasco, Inc.                                                                                  733                 330
     * #   Teton Energy Corp.                                                                           86,300             468,609
       *   TETRA Technologies, Inc.                                                                    222,950           6,532,435
       *   TGC Industries, Inc.                                                                        103,740             634,889
     * #   Toreador Resources Corp.                                                                     41,700             950,343
     * #   Transmeridian Exploration, Inc.                                                             655,900           3,082,730
       *   TransMontaigne, Inc.                                                                        381,160           2,378,438
     * #   Tri-Valley Corp.                                                                            171,400           1,720,856
       *   U.S. Energy Corp. Wyoming                                                                    71,870             307,604
       *   VAALCO Energy, Inc.                                                                         447,400           1,803,022
       *   Veritas DGC, Inc.                                                                            19,440             635,688
       *   Warren Resources, Inc.                                                                      373,300           5,857,077
       *   Westmoreland Coal Co.                                                                        66,400           1,424,280
       *   W-H Energy Services, Inc.                                                                   182,900           6,096,057
           World Fuel Services Corp.                                                                   184,200           6,327,270
                                                                                                                 -----------------
Total Energy                                                                                                           195,115,148
                                                                                                                 -----------------
Materials -- (3.4%)
       *   AEP Industries, Inc.                                                                         62,651           1,440,973
       *   AK Steel Holding Corp.                                                                       68,300             566,207
       *   Aleris International, Inc.                                                                       51               1,696
           AMCOL International Corp.                                                                   243,700           4,959,295
       *   American Pacific Corp.                                                                       66,400             279,544
       #   American Vanguard Corp.                                                                      46,896           1,080,953
           Arch Chemicals, Inc.                                                                        174,849           4,974,454
           Atlantis Plastics, Inc.                                                                      34,800             303,804
       *   Badger Paper Mills, Inc.                                                                        200                  16
           Bairnco Corp.                                                                               105,300           1,025,622
           Balchem Corp.                                                                                38,550           1,063,209
       *   Brush Engineered Materials, Inc.                                                            157,700           2,505,853
       *   Buckeye Technologies, Inc.                                                                  266,790           2,032,940

           Calgon Carbon Corp.                                                                         308,700           1,778,112
     * #   Canyon Resources Corp.                                                                      176,800             144,976
       *   Caraustar Industries, Inc.                                                                  206,198           2,033,112
       *   Castle (A.M.) & Co.                                                                         102,227           2,110,988
       *   Century Aluminum Co.                                                                          5,700             131,784
       *   CFC International, Inc.                                                                       4,552              71,307
           Chesapeake Corp.                                                                            151,722           2,670,307
       *   Coeur d'Alene Mines Corp.                                                                   149,600             644,776
           Compass Minerals International, Inc.                                                         13,100             315,448
       *   Constar International, Inc.                                                                  90,451             271,353
       *   Continental Materials Corp.                                                                  14,900             458,175
       *   Core Molding Technologies, Inc.                                                              39,597             271,239
           CPAC, Inc.                                                                                   51,978             216,228
           Crown Resources Corp.                                                                        13,540              29,111
           Deltic Timber Corp.                                                                          98,000           4,411,960
       *   Detrex Corp.                                                                                 10,200              43,095
       *   Devcon International Corp.                                                                   29,000             310,880
       #   Empire Resources, Inc.                                                                        8,500              72,675
       *   Environmental Technologies Corp.                                                             39,700                  18
           Ferro Corp.                                                                                  50,700             958,230
           Flamemaster Corp.                                                                               189                 898
           Friedman Industries, Inc.                                                                   152,403             905,274
           Gibraltar Industries, Inc.                                                                  225,390           4,956,326
           Glatfelter (P.H.) Co.                                                                       338,800           4,885,496
           Hawkins, Inc.                                                                                92,485           1,304,039
       *   Hecla Mining Co.                                                                            840,600           2,975,724
       *   ICO, Inc.                                                                                   165,818             429,469
       *   Impreso, Inc.                                                                                31,500              34,020
       *   Keystone Consolidated Industries, Inc.                                                       11,000                 286
       *   Landec Corp.                                                                                194,421           1,432,883
       *   Lesco, Inc.                                                                                  87,900           1,393,215
     * #   Liquidmetal Technologies, Inc.                                                              106,651             117,316
       *   Material Sciences Corp.                                                                     131,800           1,912,418
       *   Maxxam, Inc.                                                                                 20,800             686,400
           Metal Management, Inc.                                                                      203,297           5,116,985
       *   Metals USA, Inc.                                                                            138,478           3,046,516
     * #   Mines Management, Inc.                                                                      100,217             731,584
       *   Mod-Pac Corp.                                                                                26,617             306,096
           Myers Industries, Inc.                                                                      270,947           3,790,549
     * #   Nanophase Technologies Corp.                                                                140,015             845,691
           Nevada Chemicals, Inc.                                                                          400               2,500
       *   NewMarket Corp.                                                                             134,700           2,952,624
           Niagara Corp.                                                                                75,500           1,175,913
           NL Industries, Inc.                                                                             900              13,320
           NN, Inc.                                                                                    132,800           1,320,032
           Northern Technologies International Corp.                                                    26,400             158,136
       *   Northwest Pipe Co.                                                                           47,500           1,166,600
       *   Olympic Steel, Inc.                                                                          78,200           1,657,840
       *   OM Group, Inc.                                                                              202,200           3,190,716
       *   OMNOVA Solutions, Inc.                                                                      260,200           1,222,940
       *   Oregon Steel Mills, Inc.                                                                     91,600           2,505,260
           Packaging Dynamics Corp.                                                                     32,980             338,012
           Penford Corp.                                                                                55,200             734,160
       *   Pioneer Companies, Inc.                                                                      90,452           2,245,923
       *   PolyOne Corp.                                                                               232,600           1,342,102

           Pope & Talbot, Inc.                                                                         123,700             988,363
           Quaker Chemical Corp.                                                                        78,600           1,409,298
           Roanoke Electric Steel Corp.                                                                 87,400           2,035,546
           Rock of Ages Corp.                                                                           32,900             138,180
           Rock-Tenn Co. Class A                                                                       279,000           3,710,700
           Rotonics Manufacturing, Inc.                                                                    700               1,981
       #   Royal Gold, Inc.                                                                            186,500           4,852,730
       *   RTI International Metals, Inc.                                                              149,400           5,572,620
           Ryerson Tull, Inc.                                                                          193,700           4,375,683
           Schulman (A.), Inc.                                                                         248,233           5,185,587
           Schweitzer-Maudoit International, Inc.                                                      107,700           2,564,337
       *   Solitario Resources Corp.                                                                     2,937               3,936
       *   Southwall Technologies, Inc.                                                                 71,600              46,540
           Spartech Corp.                                                                              246,000           5,217,660
           Steel Technologies, Inc.                                                                    102,018           2,702,457
           Stepan Co.                                                                                   35,200             909,216
       *   Stillwater Mining Co.                                                                        94,700           1,012,343
           Summa Industries, Inc.                                                                       31,800             253,446
       *   Synalloy Corp.                                                                               87,058             884,945
     * #   Terra Industries, Inc.                                                                      698,000           4,194,980
       *   U.S. Concrete, Inc.                                                                         227,183           1,867,444
       *   UFP Technologies, Inc.                                                                       11,800              28,863
       *   United States Lime & Minerals, Inc.                                                           3,400              99,246
       *   Universal Stainless & Alloy Products, Inc.                                                   55,300             783,380
           Vulcan International Corp.                                                                    8,251             440,397
           Wausau-Mosinee Paper Corp.                                                                  219,800           2,598,036
       *   Webco Industries, Inc.                                                                        3,750             263,438
           Wellman, Inc.                                                                               250,200           1,936,548
       *   Williams Industries, Inc.                                                                     5,800               9,860
     * #   Zoltek Companies, Inc.                                                                      132,400           1,165,120
                                                                                                                 -----------------
Total Materials                                                                                                        147,328,483
                                                                                                                 -----------------
Consumer Staples -- (3.1%)
       *   Advanced Nutraceuticals, Inc.                                                                   475               1,781
           Alico, Inc.                                                                                  53,400           2,446,254
           Alliance One International, Inc.                                                            627,924           1,921,447
       #   American Italian Pasta Co.                                                                  130,900             810,271
       *   Atlantic Premium Brands, Ltd.                                                                27,000              30,375
       *   Boston Beer Co., Inc. Class A                                                               131,700           3,563,802
       *   Bridgford Foods Corp.                                                                        91,467             642,098
       *   Cagle's, Inc. Class A                                                                        94,800             786,840
       *   Calavo Growers, Inc.                                                                         34,730             352,509
           Cal-Maine Foods, Inc.                                                                       164,100           1,027,266
       *   Carrington Laboratories, Inc.                                                                74,500             324,075
           CCA Industries, Inc.                                                                         44,530             367,818
     * #   Central European Distribution Corp.                                                         127,178           5,558,950
       *   Chattem, Inc.                                                                               110,117           3,498,417
       *   Cruzan International, Inc.                                                                   58,560           1,647,878
       *   Cuisine Solutions, Inc.                                                                      28,600             235,950
       *   Darling International, Inc.                                                                 506,900           1,718,391
       *   Elizabeth Arden, Inc.                                                                       227,062           4,323,260
       *   Female Health Co.                                                                            44,000              66,000
       *   Foodarama Supermarkets, Inc.                                                                 20,700             781,425
       *   Fresh Brands, Inc.                                                                           59,300             361,137
       *   Galaxy Nutritional Foods, Inc.                                                               37,700              52,780

     * #   Gardenburger, Inc.                                                                           33,700                 270
       *   Genesee Corp. Class B                                                                           800               1,356
       *   Glacier Water Services, Inc.                                                                 24,500             465,500
           Golden Enterprises, Inc.                                                                     62,000             210,800
       *   Great Atlantic & Pacific Tea Co., Inc.                                                      142,800           4,306,848
       *   Green Mountain Coffee, Inc.                                                                  60,800           2,494,016
       *   Griffin Land & Nurseries, Inc. Class A                                                       23,400             582,660
       *   Hain Celestial Group, Inc.                                                                  282,480           6,307,778
       *   Hines Horticulture, Inc.                                                                    195,700             733,875
       *   IGI, Inc.                                                                                    16,400              15,252
           Imperial Sugar Co. (New)                                                                     69,917             965,554
     * #   Imperial Sugar Co. (Old)                                                                     74,200                   0
           Ingles Market, Inc. Class A                                                                  90,198           1,518,934
     * #   Integrated Biopharma, Inc.                                                                   78,975             315,900
           Inter Parfums, Inc.                                                                         168,600           2,792,016
       *   Interstate Bakeries Corp.                                                                   238,400           1,889,320
           J & J Snack Foods Corp.                                                                      83,200           5,053,568
       *   Katy Industries, Inc.                                                                        76,100             164,376
           Lance, Inc.                                                                                 242,821           4,453,337
       *   Lifeway Foods, Inc.                                                                           4,100              44,661
       *   M&F Worldwide Corp.                                                                         168,000           2,856,000
       #   Mannatech, Inc.                                                                               5,200              67,808
           Marsh Supermarkets, Inc. Class A                                                             17,700             194,169
           Marsh Supermarkets, Inc. Class B                                                             29,800             319,158
       *   Maui Land & Pineapple Co., Inc.                                                              43,500           1,504,665
     * #   Medifast, Inc.                                                                               99,800             537,922
           MGP Ingredients, Inc.                                                                       151,200           1,704,024
       *   Monterey Pasta Co.                                                                          135,300             583,143
           Nash Finch Co.                                                                               98,600           2,649,382
       *   National Beverage Corp.                                                                     213,900           1,602,111
       *   Natrol, Inc.                                                                                 99,700             199,400
       *   Natural Alternatives International, Inc.                                                     48,800             282,064
     * #   Natural Health Trends Corp.                                                                  26,600             271,586
           Nature's Sunshine Products, Inc.                                                            153,100           2,818,571
           Oil-Dri Corp. of America                                                                     56,300           1,012,837
       *   Omega Protein Corp.                                                                         186,300           1,123,389
     * #   Parlux Fragrances, Inc.                                                                      90,500           2,604,590
       *   Pathmark Stores, Inc.                                                                       390,604           4,202,899
       *   Peet's Coffee & Tea, Inc.                                                                   112,649           3,497,751
       *   Pizza Inn, Inc.                                                                              39,700             105,205
       *   Playtex Products, Inc.                                                                      476,800           6,675,200
       *   PriceSmart, Inc.                                                                            138,400           1,147,336
           Pyramid Breweries, Inc.                                                                      36,800              86,112
       *   Redhook Ale Brewery, Inc.                                                                    62,900             196,374
       #   Reliv International, Inc.                                                                   118,630           1,160,201
           Rocky Mountain Chocolate Factory, Inc.                                                       76,147           1,187,893
       *   San Filippo (John B.) & Son, Inc.                                                            57,900             793,809
           Sanderson Farms, Inc.                                                                       157,009           5,592,661
       *   Scheid Vineyards, Inc.                                                                       14,500              99,325
       *   Schiff Nutrition International, Inc.                                                         70,700             387,436
       *   Scope Industries                                                                             16,650           1,161,337
       *   Seneca Foods Corp. Class A                                                                      200               3,649
       *   Seneca Foods Corp. Class B                                                                    6,800             124,100
       *   Smart & Final Food, Inc.                                                                    235,400           3,177,900
       *   Spartan Stores, Inc.                                                                        158,949           1,591,079

     * #   Star Scientific, Inc.                                                                       543,917           1,414,184
           Stephan Co.                                                                                  33,500             105,190
       *   Suncoast Nutriceuticals, Inc.                                                                   899                  27
           Tasty Baking Co.                                                                             80,500             627,900
           The Topps Co., Inc.                                                                         300,847           2,388,725
       *   Tofutti Brands, Inc.                                                                          5,300              16,430
           United-Guardian, Inc.                                                                        36,820             388,451
       #   Vector Group, Ltd.                                                                          298,686           5,627,244
       *   Vermont Pure Holdings, Ltd.                                                                  20,600              38,728
           WD-40 Co.                                                                                   131,812           3,620,876
       *   Wild Oats Markets, Inc.                                                                     232,976           2,814,350
     * #   Winn-Dixie Stores, Inc.                                                                     624,600             379,444
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 131,777,380
                                                                                                                 -----------------
Utilities -- (1.3%)
           American States Water Co.                                                                   137,600           4,210,560
       *   Aquila, Inc.                                                                                227,700             808,335
           Artesian Resources Corp. Class A                                                                800              23,800
           California Water Service Group                                                              149,847           5,327,061
           Cascade Natural Gas Corp.                                                                    98,400           1,996,536
           Central Vermont Public Service Corp.                                                        140,100           2,858,040
           CH Energy Group, Inc.                                                                        58,600           2,736,620
           Chesapeake Utilities Corp.                                                                   53,375           1,662,631
           Connecticut Water Services, Inc.                                                             93,287           2,353,631
           Delta Natural Gas Co., Inc.                                                                  20,000             511,000
           Empire District Electric Co.                                                                199,800           4,057,938
           Energy West, Inc.                                                                            11,511             109,355
           EnergySouth, Inc.                                                                            76,425           2,116,208
       *   Environmental Power Corp.                                                                    72,600             554,664
           Florida Public Utilities Co.                                                                 34,200             483,930
           Green Mountain Power Corp.                                                                   59,100           1,745,814
           Laclede Group, Inc.                                                                         171,000           5,100,930
           Maine & Maritimes Corp.                                                                      29,300             501,030
           MGE Energy, Inc.                                                                            164,910           5,791,639
           Middlesex Water Co.                                                                          56,400           1,074,420
           Otter Tail Corp.                                                                             46,924           1,410,066
           RGC Resources, Inc.                                                                           4,698             120,034
           SEMCO Energy, Inc.                                                                          234,020           1,394,759
           South Jersey Industries, Inc.                                                               164,164           4,719,715
           Southwest Water Co.                                                                         159,819           2,167,146
           UIL Holdings Corp.                                                                           70,361           3,399,844
           Unitil Corp.                                                                                 39,500           1,002,510
           York Water Co.                                                                                  900              23,580
                                                                                                                 -----------------
Total Utilities                                                                                                         58,261,796
                                                                                                                 -----------------
Telecommunication Services -- (1.2%)
       *   @Road, Inc.                                                                                 489,918           2,429,993
       #   Alaska Communications Systems Group, Inc.                                                   339,965           3,403,050
       *   Boston Communications Group, Inc.                                                           131,800             143,662
     * #   Broadwing Corp.                                                                             534,315           3,590,597
       *   Cogent Communications Group, Inc.                                                           110,551             599,186
       *   Covista Communications, Inc.                                                                 21,500              25,800
           CT Communications, Inc.                                                                     147,074           1,811,952
           D&E Communications, Inc.                                                                    110,700           1,001,835
           FairPoint Communications, Inc.                                                               19,600             234,220

       *   General Communications, Inc. Class A                                                        410,735           4,168,960
       *   GoAmerica, Inc.                                                                                 117                 509
           Hector Communications Corp.                                                                  24,700             701,480
           Hickory Tech Corp.                                                                           12,800             101,120
       *   LCC International, Inc. Class A                                                             144,400             433,200
       *   Lynch Interactive Corp.                                                                         461           1,107,729
       *   Metro One Telecommunications, Inc.                                                           84,102              38,687
       *   Moscow CableCom Corp.                                                                        15,000              85,718
     * #   Network Plus Corp.                                                                           10,000                  11
           North Pittsburgh Systems, Inc.                                                              121,562           2,380,184
       *   Pac-West Telecomm, Inc.                                                                     174,200             149,812
       *   Premiere Global Services, Inc.                                                              532,725           4,027,401
     * #   Primus Telecommunications Group, Inc.                                                        57,379              55,658
       *   Rural Cellular Corp. Class A                                                                104,850           1,457,415
       *   SBA Communications Corp.                                                                    155,173           2,861,390
       *   Shared Technologies Cellular, Inc.                                                           24,600                  31
       *   SunCom Wireless Holdings, Inc.                                                              515,200           1,313,760
           SureWest Communications                                                                     113,097           3,200,645
       *   TALK America Holdings, Inc.                                                                 234,956           2,255,578
       *   Teleglobe International Holdings, Ltd.                                                       14,650              64,021
       *   Time Warner Telecom, Inc.                                                                   228,659           2,149,395
       *   UbiquiTel, Inc.                                                                             661,844           6,472,834
       *   US LEC Corp.                                                                                242,800             449,180
       *   Wireless Facilities, Inc.                                                                   569,504           3,155,052
       *   Xeta Corp.                                                                                   85,700             184,255
                                                                                                                 -----------------
Total Telecommunication Services                                                                                        50,054,320
                                                                                                                 -----------------
Other -- (0.0%)
       *   Big 4 Ranch, Inc.                                                                            35,000                   0
       *   Breed Technologies, Inc.                                                                      5,600                  67
       *   DLB Oil & Gas, Inc.                                                                           7,600                   0
     * #   EquiMed, Inc. Nevis                                                                           6,533                   1
       *   iGo Escrow Share                                                                             11,200                   0
       *   Noel Group, Inc.                                                                             43,600                 218
       *   Star Struck, Ltd.                                                                               500                 415
       *   Starbiz Restrictive Shares                                                                        2                   0
       *   Swisher International, Inc.                                                                   8,500              47,175
                                                                                                                 -----------------
Total Other                                                                                                                 47,876
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  3,916,388,226
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   American Banknote Corp. Warrants Series 1 10/01/07                                              205                   0
       *   American Banknote Corp. Warrants Series 2 10/01/07                                              205                   0
     * #   Angeion Corp. Warrants 10/31/20                                                               1,294                   0
       *   Biotime Rights 11/30/05                                                                       2,700                   0
       *   Del Global Technologies Corp. Warrants 03/28/08                                               4,265               7,464
       *   Imperial Credit Industries, Inc. Warrants 01/31/08                                            1,010                   0
       *   Lynch Corp. Rights 12/12/05                                                                  29,500               7,375
       *   Optical Cable Corp. Warrants 10/24/07                                                           655                   0
     * #   RCN Corp. Warrants 12/21/06                                                                       3                   0
       *   Tengasco, Inc. Warrants                                                                       2,306                   0
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                           7,028              24,949
                                                                                                                 -----------------
Total Other                                                                                                                 39,788
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                       39,788
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                  (000)
BONDS -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
       *   6.000%, 03/28/07                                                                  $               9                   0
                                                                                                                 -----------------
TEMPORARY CASH INVESTMENTS -- (8.4%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
             (Collateralized by $309,020,000 U.S. Treasury Note 4.125%, 08/15/08, valued
             at $310,782,627) to be repurchased at $304,717,394                                        304,684         304,683,963
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $55,823,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $54,706,540) to be repurchased at $53,903,809                                              53,898          53,898,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       358,581,963
                                                                                                                 -----------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $3,481,067,573)                                                                                            $   4,275,009,977
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
UNITED KINGDOM -- (19.1%)
COMMON STOCKS -- (19.1%)
           Amvescap P.L.C.                                                                             655,026   $       4,462,588
           Anglo America P.L.C.                                                                      2,904,256          90,895,047
           Arriva P.L.C.                                                                               231,050           2,284,695
           Associated British Foods P.L.C.                                                           1,004,913          14,178,820
           Associated British Ports Holdings P.L.C.                                                    378,800           3,746,233
           Aviva P.L.C.                                                                              2,630,567          31,112,225
           AWG P.L.C.                                                                                   76,018           1,314,609
           BAA P.L.C.                                                                                1,792,377          19,670,506
           BAE Systems P.L.C.                                                                        4,091,396          23,856,354
           Barratt Developments P.L.C.                                                                 338,959           5,293,257
           BBA Group P.L.C.                                                                            698,015           3,768,988
           Bellway P.L.C.                                                                               38,000             674,922
           Bovis Homes Group P.L.C.                                                                    132,000           1,652,891
           BPB P.L.C.                                                                                  385,463           5,117,672
           Bradford & Bingley P.L.C.                                                                   568,636           3,636,628
       *   British Airways P.L.C.                                                                    1,839,331           9,899,829
           British Land Co. P.L.C.                                                                     885,883          14,985,700
           Brixton P.L.C.                                                                              359,333           2,504,417
           Cable and Wireless P.L.C.                                                                 3,611,659           7,417,699
           Carnival P.L.C.                                                                             157,273           8,797,433
       *   Colt Telecom Group P.L.C.                                                                   698,726             696,453
           Compass Group P.L.C.                                                                        580,680           2,116,427
           Corus Group P.L.C.                                                                        6,312,988           6,047,852
           Derwent Valley Holdings P.L.C.                                                               49,351           1,184,410
           DSG International                                                                         2,312,861           6,090,180
       *   Easyjet P.L.C.                                                                              294,025           1,669,329
           FKI P.L.C.                                                                                  113,611             221,758
           Friends Provident P.L.C.                                                                  2,672,412           8,781,385
           GKN P.L.C.                                                                                  851,321           4,172,029
           Great Portland Estates P.L.C.                                                               239,324           1,647,883
           Greene King P.L.C.                                                                          210,526           2,525,089
           Hammerson P.L.C.                                                                            468,800           7,726,407
           Hanson P.L.C.                                                                             1,215,181          12,464,024
           HBOS P.L.C.                                                                               1,806,129          27,163,885
       *   Henderson Group P.L.C.                                                                      404,000             443,803
           Hilton Group P.L.C.                                                                       3,435,243          19,760,501
           Intercontinental Hotels Group P.L.C.                                                        949,666          12,817,113
           International Power P.L.C.                                                                2,525,271          10,666,540
           ITV P.L.C.                                                                                6,357,283          11,893,983
           Johnston Press P.L.C.                                                                       140,518           1,158,439
           Kelda Group P.L.C.                                                                          161,510           2,041,622
           Kingfisher P.L.C.                                                                         2,829,717          10,969,417
           Land Securities Group P.L.C.                                                                 79,240           2,118,744
           Liberty International P.L.C.                                                                469,345           7,918,055
           London Merchant Securities P.L.C.                                                           358,862           1,454,974
           MFI Furniture Group P.L.C.                                                                   66,600              86,118
           Millennium and Copthorne Hotels P.L.C.                                                      493,245           3,206,474
           Mitchells & Butlers P.L.C.                                                                  630,549           4,042,915
           Morrison (Wm.) Supermarkets P.L.C.                                                        2,771,569           8,477,592
           O2 P.L.C.                                                                                13,616,820          45,956,104
           Pearson P.L.C.                                                                              924,664          10,704,045
           Peninsular & Oriental Steam Navigation P.L.C.                                             1,151,857           8,730,307
           Pennon Group P.L.C.                                                                          60,303           1,173,910
           Persimmon P.L.C.                                                                            330,998           6,289,901
       *   Premier Oil P.L.C.                                                                          119,812           1,540,561
           Resolution P.L.C.                                                                           278,864           3,106,083
           Rio Tinto P.L.C.                                                                                924              37,388
       *   Rolls Royce Group P.L.C.                                                                  2,803,784          18,852,276
           Rolls Royce Group P.L.C. Class B                                                         93,646,385             165,997
           Royal & Sun Alliance Insurance Group P.L.C.                                               5,018,810           9,823,438
           Royal Bank of Scotland Group P.L.C.                                                       1,466,702          41,713,691
           Sabmiller P.L.C.                                                                             57,339           1,013,328
           Sainsbury (J.) P.L.C.                                                                     2,650,025          12,994,030
           Scottish & Newcastle P.L.C.                                                               1,124,419           9,205,473
           Scottish Power P.L.C.                                                                     2,139,658          19,605,473
           Severn Trent P.L.C.                                                                         210,597           3,647,294

       *   Shire P.L.C.                                                                                683,427           8,338,737
           Slough Estates P.L.C.                                                                       706,900           6,646,112
           Somerfield P.L.C.                                                                           741,014           2,500,408
           Stanley Leisure P.L.C.                                                                      101,834           1,161,009
           Tate & Lyle P.L.C.                                                                          660,070           6,242,249
           Taylor Woodrow P.L.C.                                                                       998,309           5,857,857
       *   The Berkeley Group Holdings P.L.C.                                                          228,802           4,002,450
           Trinity Mirror P.L.C.                                                                       495,640           5,194,260
           United Utilities P.L.C.                                                                     265,595           2,961,618
           Vodafone Group P.L.C.                                                                    70,485,499         151,655,651
           Whitbread P.L.C.                                                                            459,897           7,469,317
           Wilson Bowden P.L.C.                                                                        105,900           2,365,558
           Wimpey (George) P.L.C.                                                                      477,721           3,607,341
           Wolverhampton & Dudley Breweries P.L.C.                                                     107,366           2,316,051
           Woolworths Group P.L.C.                                                                   2,125,199           1,330,560
           WPP Group P.L.C.                                                                          1,459,435          14,324,303
           Xstrata P.L.C.                                                                              620,563          14,073,255
                                                                                                                 -----------------
TOTAL -- UNITED KINGDOM                                                                                                869,439,949
                                                                                                                 -----------------
JAPAN -- (17.2%)
COMMON STOCKS -- (17.2%)
           Adenka Corp.                                                                                 87,000           1,223,397
           Aichi Bank, Ltd.                                                                              8,100           1,004,968
       #   Aichi Steel Corp.                                                                           120,000             834,626
           AIOI Insurance Co., Ltd.                                                                    928,735           5,803,056
           Aisin Seiki Co., Ltd.                                                                       182,500           5,619,767
           Akita Bank, Ltd.                                                                            115,000             613,560
           Alpine Electronics, Inc.                                                                     36,800             494,735
           Amada Co., Ltd.                                                                             468,000           3,872,388
       #   Anritsu Corp.                                                                                67,000             363,544
           Aoyama Trading Co., Ltd.                                                                     50,400           1,567,452
           Asahi Breweries, Ltd.                                                                        28,700             342,272
           Asatsu-Dk, Inc.                                                                              32,500           1,044,071
           Autobacs Seven Co., Ltd.                                                                     28,600           1,280,612
           Awa Bank, Ltd.                                                                              196,600           1,278,372
           Bank of Iwate, Ltd.                                                                          15,300           1,000,479
       #   Bank of Kyoto, Ltd.                                                                         347,400           3,827,737
           Bank of Nagoya, Ltd.                                                                        213,000           1,591,203
           Calsonic Kansei Corp.                                                                        34,000             209,965
           Canon Sales Co., Inc.                                                                       124,900           2,606,024
           Central Glass Co., Ltd.                                                                     162,000             904,009
           Chiba Bank, Ltd.                                                                            365,000           2,981,415
           Chudenko Corp.                                                                               41,100             653,106
           Chugoku Bank, Ltd.                                                                          240,800           3,304,297
           Citizen Watch Co., Ltd.                                                                     420,000           3,460,090
       #   Coca-Cola West Japan Co., Ltd.                                                               58,400           1,273,869
           Comsys Holdings Corp.                                                                       105,000           1,223,877
           Cosmo Oil Co., Ltd.                                                                         764,000           3,416,535
           Dai Nippon Printing Co., Ltd.                                                             1,125,000          19,168,523
           Daibiru Corp.                                                                                 9,000              78,246
           Daicel Chemical Industries, Ltd.                                                            485,000           3,110,725
           Daido Steel Co., Ltd.                                                                       274,000           1,979,092
       #   Daio Paper Corp.                                                                             87,000             716,161
           Daishi Bank, Ltd.                                                                           372,000           1,745,658
           Daiwa House Industry Co., Ltd.                                                              663,000           9,197,586
           Denso Corp.                                                                                  22,500             691,443
       #   Ebara Corp.                                                                                 298,000           1,227,767
           Ezaki Glico Co., Ltd.                                                                       174,600           1,782,314
           Fuji Electric Holdings Co., Ltd.                                                            525,780           2,419,695
           Fuji Fire & Marine Insurance Co., Ltd.                                                      297,000           1,084,072
       #   Fuji Heavy Industries, Ltd.                                                                 752,000           4,016,260
           Fuji Oil Co., Ltd.                                                                           55,200             490,617
           Fuji Photo Film Co., Ltd.                                                                   862,000          27,508,776
           Fujikura, Ltd.                                                                              355,000           2,715,994
           Fukui Bank, Ltd.                                                                            343,000           1,319,338
           Fukuoka Bank, Ltd.                                                                          702,000           5,255,103
       #   Fukuyama Transporting Co., Ltd.                                                             266,000           1,017,620
           Futaba Corp.                                                                                 16,000             362,325
           Futaba Industrial Co., Ltd.                                                                  44,100             975,992
           Glory, Ltd.                                                                                  65,100           1,065,388
           Gunma Bank, Ltd.                                                                            485,000           3,290,244
           Gunze, Ltd.                                                                                 248,000           1,400,546
           Hachijuni Bank, Ltd.                                                                        589,000           4,404,553
           Hankyu Department Stores, Inc.                                                              128,000           1,073,850
           Hankyu Holdings, Inc.                                                                       174,000             840,927

           Heiwa Corp.                                                                                  81,500           1,089,204
           Heiwado Co., Ltd.                                                                            43,000             824,373
           Higo Bank, Ltd.                                                                             308,000           2,357,232
           Hiroshima Bank, Ltd.                                                                         70,000             424,647
           Hitachi Cable, Ltd.                                                                         236,000             980,667
           Hitachi Kokusai Electric, Inc.                                                               87,000             904,572
           Hitachi Maxell, Ltd.                                                                         96,000           1,185,388
           Hitachi Metals, Ltd.                                                                         70,000             683,589
           Hitachi Software Engineering Co., Ltd.                                                       45,100             803,545
           Hitachi Transport System, Ltd.                                                               76,000             751,310
           Hitachi, Ltd.                                                                             5,642,000          38,004,988
           Hokkoku Bank, Ltd.                                                                          239,000           1,066,821
           Hokuetsu Paper Mills, Ltd.                                                                  162,000             798,702
           House Foods Corp.                                                                           117,000           1,634,022
           Hyakugo Bank, Ltd.                                                                          258,000           1,750,891
           Hyakujishi Bank, Ltd.                                                                       326,000           2,046,799
       *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                              819,000           2,085,530
           Itoham Foods, Inc.                                                                          132,000             508,604
           Iyo Bank, Ltd.                                                                              322,000           3,283,473
           Japan Airport Terminal Co., Ltd.                                                             68,300             599,923
           JS Group Corp.                                                                              324,500           5,990,248
           Juroku Bank, Ltd.                                                                           349,000           2,505,911
       #   Kadokawa Holdings, Inc.                                                                      15,200             476,122
           Kagoshima Bank, Ltd.                                                                        154,000           1,224,404
           Kamigumi Co., Ltd.                                                                          357,000           2,929,015
           Kandenko Co., Ltd.                                                                          129,000             957,352
           Kanto Auto Works, Ltd.                                                                       12,600             186,293
           Katokichi Co., Ltd.                                                                         117,100             756,521
           Kawasaki Heavy Industries, Ltd.                                                             910,000           2,535,873
           Keiyo Bank, Ltd.                                                                            212,000           1,430,903
           Kikkoman Corp.                                                                              259,000           2,467,770
           Kinden Corp.                                                                                182,000           1,593,537
           Kirin Brewery Co., Ltd.                                                                   1,389,000          14,886,343
       #   Kissei Pharmaceutical Co., Ltd.                                                              41,000             780,677
           Koito Manufacturing Co., Ltd.                                                                35,000             501,643
           Kokuyo Co., Ltd.                                                                             84,700           1,264,636
           Komori Corp.                                                                                 61,000           1,163,611
           Kuraray Co., Ltd.                                                                           499,000           4,925,149
           Kyocera Corp.                                                                               286,400          19,512,233
           KYORIN Pharmaceutical Co., Ltd.                                                              74,000             862,844
           Kyowa Hakko Kogyo Co., Ltd.                                                                 203,000           1,431,629
           Lintec Corp.                                                                                 32,000             608,989
           Mabuchi Motor Co., Ltd.                                                                      34,200           1,896,246
           Maeda Corp.                                                                                 152,000             995,156
           Makita Corp.                                                                                 78,000           1,915,836
           Marubeni Corp.                                                                              603,000           2,972,997
           Marui Co., Ltd.                                                                             408,600           7,666,800
       #   Maruichi Steel Tube, Ltd.                                                                   117,000           2,420,996
           Matsushita Electric Industrial Co., Ltd.                                                  3,676,135          73,890,714
           Matsushita Electric Works, Ltd.                                                             445,000           4,236,780
           Meiji Seika Kaisha, Ltd. Tokyo                                                              292,000           1,502,940
           Millea Holdings, Inc.                                                                         2,591          42,656,279
           Mitsubishi Gas Chemical Co., Inc.                                                           305,000           2,491,929
           Mitsubishi Heavy Industries, Ltd.                                                         5,345,000          22,433,214
       #   Mitsubishi Logistics Corp.                                                                  106,000           1,354,672
           Mitsubishi Materials Corp.                                                                  975,000           3,928,111
           Mitsubishi UFJ Securities Co., Ltd.                                                          70,000             802,186
           Mitsui Chemicals, Inc.                                                                      863,800           4,770,684
       #   Mitsui Engineering and Shipbuilding Co., Ltd.                                               347,000             902,425
           Mitsui Sumitoma Insurance Co., Ltd.                                                       2,160,000          24,614,579
       #   Mitsumi Electric Co., Ltd.                                                                   45,800             470,447
       #   Mori Seiki Co., Ltd.                                                                         69,900             911,172
           Morinaga Milk Industry Co., Ltd.                                                            160,000             565,652
           Musashino Bank, Ltd.                                                                         21,300           1,249,200
           Nagase & Co., Ltd.                                                                          106,000           1,262,969
           Nanto Bank, Ltd.                                                                            317,000           2,145,723
           NGK Insulators, Ltd.                                                                        118,000           1,811,158
           NGK Spark Plug Co., Ltd.                                                                    144,000           3,028,055
           Nichicon Corp.                                                                               72,900             883,485
           Nichirei Corp.                                                                              180,000             728,085
       #   Nifco, Inc.                                                                                  37,000             612,262
       #   Nihon Unisys, Ltd.                                                                           69,100             831,722
           Nikko Cordial Corp.                                                                          36,000             489,272
           Nippon Express Co., Ltd.                                                                  1,094,000           5,828,141
           Nippon Kayaku Co., Ltd.                                                                     128,000           1,004,898
           Nippon Light Metal Co., Ltd.                                                                507,000           1,260,412
           Nippon Meat Packers, Inc., Osaka                                                            248,000           2,535,042

           Nippon Mitsubishi Oil Corp.                                                               2,195,050          15,958,630
           Nippon Paint Co., Ltd.                                                                      290,000           1,214,787
           Nippon Paper Group, Inc.                                                                      1,222           4,254,440
       #   Nippon Sheet Glass Co., Ltd.                                                                438,000           1,831,235
           Nippon Shokubai Co., Ltd.                                                                   163,000           1,720,240
           Nippon Suisan Kaisha, Ltd.                                                                  254,000             981,622
           Nippon Television Network Corp.                                                               9,400           1,447,389
           Nipro Corp.                                                                                  42,000             574,584
       #   Nishimatsu Construction Co., Ltd.                                                           364,000           1,526,657
           Nishi-Nippon Railroad Co., Ltd.                                                              78,000             277,434
           Nissay Dowa General Insurance Co., Ltd.                                                     383,000           2,801,345
           Nisshin Seifun Group, Inc.                                                                  181,500           1,765,856
           Nisshin Steel Co., Ltd.                                                                     927,000           2,632,137
           Nisshinbo Industries, Inc.                                                                  305,000           2,883,138
           Nissin Food Products Co., Ltd.                                                               32,800             905,248
           NSK, Ltd.                                                                                   319,000           2,067,134
           Obayashi Corp.                                                                              794,000           5,584,295
           Ogaki Kyoritsu Bank, Ltd.                                                                   227,000           1,331,980
           Oita Bank, Ltd.                                                                             107,000             834,223
           Oji Paper Co., Ltd.                                                                       1,096,000           5,628,009
           Okumura Corp.                                                                               200,000           1,124,294
           Onward Kashiyama Co., Ltd.                                                                  125,000           2,071,983
       #   PanaHome Corp.                                                                              106,000             675,959
           Pioneer Electronic Corp.                                                                    214,100           2,952,420
           Promise Co., Ltd.                                                                            60,500           3,647,739
           Q.P. Corp.                                                                                  131,900           1,119,108
       #   Rengo Co., Ltd.                                                                             226,000           1,156,147
           Rinnai Corp.                                                                                 42,600           1,022,981
           Ryosan Co., Ltd.                                                                             33,600             867,180
           Sanwa Shutter Corp.                                                                         188,000           1,040,708
           Sanyo Chemical Industries, Ltd.                                                              54,000             435,669
     # *   Sanyo Electric Co., Ltd.                                                                  1,981,000           4,413,914
           Sapporo Hokuyo Holdings, Inc.                                                                   408           4,034,954
       #   Sapporo Holdings, Ltd.                                                                       41,000             217,189
           Seiko Epson Corp.                                                                           147,500           3,763,181
           Seino Holdings Co., Ltd.                                                                    210,000           1,920,023
           Sekisui Chemical Co., Ltd.                                                                  600,000           4,096,565
           Sekisui House, Ltd.                                                                         942,000          11,166,397
           Seventy-seven (77) Bank, Ltd.                                                               334,000           2,453,741
           SFCG Co., Ltd.                                                                                8,010           1,695,309
           Shiga Bank, Ltd.                                                                            272,000           1,898,288
           Shikoku Bank, Ltd.                                                                          186,000             893,810
       #   Shima Seiki Manufacturing Co., Ltd.                                                          23,700             638,335
           Shimachu Co., Ltd.                                                                           49,900           1,397,030
           Shinko Securities Co., Ltd.                                                                 540,000           2,240,246
           Shizuoka Bank, Ltd.                                                                         786,000           7,638,313
       #   Sohgo Security Services Co.,Ltd.                                                             79,900           1,165,447
           Sompo Japan Insurance, Inc.                                                               1,045,000          13,739,247
           Sony Corp.                                                                                  795,200          29,414,170
           Sumitomo Bakelite Co., Ltd.                                                                 105,000             762,753
           Sumitomo Corp.                                                                              471,000           5,566,296
           Sumitomo Electric Industries, Ltd.                                                          899,000          12,401,521
           Sumitomo Forestry Co., Ltd.                                                                 158,000           1,388,647
           Sumitomo Metal Mining Co., Ltd.                                                              33,000             329,339
           Sumitomo Osaka Cement Co., Ltd.                                                             422,000           1,139,744
           Sumitomo Trust & Banking Co., Ltd.                                                          695,000           5,828,277
           Sumitomo Warehouse Co., Ltd.                                                                140,000           1,034,812
           Suzuken Co., Ltd.                                                                            61,900           1,886,101
           Taiheiyo Cement Corp.                                                                     1,209,800           4,850,938
           Taisho Pharmaceutical Co., Ltd.                                                             217,000           3,899,045
       #   Taiyo Yuden Co., Ltd.                                                                       126,000           1,384,211
           Takara Standard Co., Ltd.                                                                   118,000             707,500
           Takashimaya Co., Ltd.                                                                       124,000           1,917,601
           Teijin, Ltd.                                                                                893,000           4,864,329
       #   Teikoku Oil Co., Ltd.                                                                       346,000           3,854,010
           The Joyo Bank, Ltd.                                                                         950,000           5,385,072
           The Nisshin Oillio Group, Ltd.                                                              107,000             685,597
           The San-in Godo Bank, Ltd.                                                                  144,000           1,332,536
           Toda Corp.                                                                                  212,000           1,219,916
           Toho Bank, Ltd.                                                                             164,000             843,244
           Tokai Rubber Industries, Ltd.                                                                 6,000              87,911
           Tokai Tokyo Securities Co., Ltd.                                                            155,000             637,542
           Tokyo Broadcasting System, Inc.                                                              73,400           1,703,029
           Tokyo Dome Corp.                                                                            124,000             641,311
           Tokyo Steel Manufacturing Co., Ltd.                                                          97,400           1,260,503
           Tokyo Style Co., Ltd.                                                                       133,000           1,635,643
           Tokyo Tatemono Co., Ltd.                                                                    143,000           1,192,779

           Toppan Forms Co., Ltd.                                                                       48,500             657,327
           Toppan Printing Co., Ltd.                                                                   766,000           8,391,531
           Toshiba TEC Corp.                                                                           181,000             918,197
           Toyo Ink Manufacturing Co., Ltd.                                                            208,000             888,200
           Toyo Seikan Kaisha, Ltd.                                                                    287,600           4,310,144
           Toyoda Machine Works, Ltd.                                                                   54,000             715,224
           Toyota Auto Body Co., Ltd.                                                                   86,000           1,647,946
           TV Asahi Corp.                                                                                  650           1,622,708
           UFJ NICOS Co., Ltd.                                                                         191,000           1,718,306
           UNY Co., Ltd.                                                                               164,000           2,228,267
       #   Victor Co. of Japan, Ltd.                                                                   160,000           1,023,770
       #   Wacoal Corp.                                                                                149,000           2,015,144
           Yamaguchi Bank, Ltd.                                                                        151,000           2,018,315
           Yamaha Corp.                                                                                250,100           3,896,881
           Yamanashi Chuo Bank, Ltd.                                                                   140,000           1,038,910
           Yamatake Corp.                                                                               47,700             989,429
           Yamato Kogyo Co., Ltd.                                                                       55,000             824,717
           Yamazaki Baking Co., Ltd.                                                                   155,000           1,213,529
       #   Yodogawa Steel Works, Ltd.                                                                  176,000           1,025,193
           Yokohama Rubber Co., Ltd.                                                                   410,000           2,190,865
           York-Benimaru Co., Ltd.                                                                      29,300             862,265
                                                                                                                 -----------------
TOTAL -- JAPAN                                                                                                         782,338,268
                                                                                                                 -----------------
FRANCE -- (12.0%)
COMMON STOCKS -- (12.0%)
           Air France-KLM                                                                              192,225           3,568,848
           Air Liquide SA Primes De Fid 02                                                               9,820           1,785,286
           Arcelor SA                                                                                  167,800           3,997,958
           Assurances Generales de France (AGF)                                                        177,559          17,289,993
           AXA SA                                                                                    2,905,543          87,258,040
           BNP Paribas SA                                                                            1,553,499         122,416,432
           Bongrain SA                                                                                   7,145             395,474
       *   Business Objects SA                                                                          94,856           3,767,252
       *   Cap Gemini SA                                                                               181,712           7,180,103
           Casino Guichard Perrachon SA                                                                 36,376           2,386,559
           CNP Assurances                                                                               58,635           4,434,229
           Compagnie de Saint-Gobain                                                                   598,264          34,503,006
       #   Compagnie Francaise d'Etudes et de Construction Technip SA                                  105,512           5,961,090
           Credit Agricole SA                                                                           27,709             834,817
           Eiffage SA                                                                                   10,431             859,403
           Esso SA                                                                                         686             135,407
           Euler-Hermes SA                                                                              10,758             911,952
       *   European Aeronautic Defence & Space Co.                                                     497,789          18,352,037
       #   Faurecia SA                                                                                  30,445           1,992,737
           Fimalac SA                                                                                   24,668           1,569,644
           Generale des Establissements Michelin SA Series B                                           242,490          13,168,302
       #   Havas SA                                                                                    300,744           1,352,598
           Imerys SA                                                                                    44,000           3,058,331
           LaFarge SA                                                                                  270,758          23,138,108
           LaFarge SA Prime Fidelity                                                                    85,542           7,372,398
           Lagardere S.C.A. SA                                                                          10,900             769,947
           Peugeot SA                                                                                  287,794          17,231,275
           PPR                                                                                         101,748          10,935,094
           Remy Cointreau SA                                                                            56,022           2,294,633
           Renault SA                                                                                  379,599          29,501,701
           Schneider SA                                                                                329,932          28,340,196
           SCOR SA                                                                                     226,230             456,642
           SEB SA Prime Fidelity                                                                         9,900           1,013,718
           Societe BIC SA                                                                               52,288           3,056,926
           Societe des Ciments de Francais SA                                                           32,128           3,680,240
           Societe Generale Paris                                                                      293,528          34,807,473
           Sodexho Alliance SA                                                                         122,494           4,870,542
           Suez (ex Suez Lyonnaise des Eaux)                                                           146,976           4,180,703
           Thomson Multimedia                                                                          345,508           7,038,918
           Unibail SA                                                                                   58,749           7,305,961
           Valeo SA                                                                                    111,001           4,090,282
           Vivendi Universal SA                                                                        712,669          20,565,609
                                                                                                                 -----------------
TOTAL -- FRANCE                                                                                                        547,829,864
                                                                                                                 -----------------
GERMANY -- (8.6%)
COMMON STOCKS -- (8.6%)
           Allianz AG                                                                                   11,053           1,604,424
           AMB Generali Holding AG                                                                      38,497           3,459,425

           BASF AG                                                                                     139,723          10,272,518
           Bayer AG                                                                                    498,853          19,880,984
           Bayerische Motoren Werke AG                                                                 575,812          25,301,660
           Bilfinger & Berger Bau AG                                                                    23,702           1,061,166
           Commerzbank AG                                                                            1,007,513          29,701,998
           DaimlerChrysler AG                                                                        1,734,297          87,430,041
           Deutsche Bank AG                                                                            781,091          76,167,339
           Deutsche Lufthansa AG                                                                       172,478           2,311,970
           E.ON AG                                                                                     175,789          16,723,567
       #   Fraport AG                                                                                   68,708           3,402,217
       *   GEA Group AG                                                                                254,625           2,968,158
           Hannover Rueckversicherungs AG                                                               23,997             798,588
           Heidelberger Druckmaschinen AG                                                               34,552           1,237,133
           Hochtief AG                                                                                 120,552           4,888,866
           Hypo Real Estate Holding AG                                                                  84,277           4,375,842
       *   Infineon Technologies AG                                                                    804,934           7,201,318
           IVG Immobilien AG                                                                            30,276             585,775
       *   Lanxess AG                                                                                   49,885           1,577,880
           Linde AG                                                                                     77,043           5,510,917
           Munchener Rueckversicherungs-Gesellschaft AG                                                 64,285           8,386,185
           Salzgitter AG                                                                                13,041             652,740
           SCA Hygiene Products AG                                                                       3,550           1,361,034
       #   Suedzucker AG                                                                                86,557           1,926,408
           ThyssenKrupp AG                                                                             563,346          11,325,875
           TUI AG                                                                                      289,796           5,585,825
           Unicredits Italiano SpA                                                                   4,227,440          26,186,541
           Vattenfall Europe AG                                                                         76,106           3,858,330
           Volkswagen AG                                                                               499,652          26,123,186
                                                                                                                 -----------------
TOTAL -- GERMANY                                                                                                       391,867,910
                                                                                                                 -----------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
           Baloise-Holding AG                                                                          214,760          11,427,909
           Banque Cantonale Vaudoise                                                                    12,608           3,385,603
           Ciba Spezialitaetenchemie Holding AG                                                         81,000           4,743,471
           Cie Financiere Richemont AG Series A                                                      1,251,000          49,327,609
       *   Clariant AG                                                                                 150,221           2,037,811
           Credit Suisse Group                                                                       1,756,088          85,187,408
           Givaudan SA                                                                                   5,792           3,682,115
           Holcim, Ltd.                                                                                213,012          13,802,334
           Pargesa Holding SA                                                                           96,750           7,338,813
       *   PSP Swiss Property AG                                                                       109,600           4,669,565
           Sig Holding AG                                                                               10,888           2,274,241
           St. Galler Kantonalbank                                                                      10,146           3,014,478
           Swiss Life AG                                                                               132,137          21,069,321
           Swiss Reinsurance Co., Zurich                                                               330,715          24,346,586
           Syngenta AG                                                                                 165,100          18,077,734
     # *   Unaxis Holding AG                                                                            32,999           4,629,836
           Zurich Financial SVCS AG                                                                    167,090          33,954,080
                                                                                                                 -----------------
TOTAL -- SWITZERLAND                                                                                                   292,968,914
                                                                                                                 -----------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
           ABN AMRO Holding NV                                                                          35,897             882,509
           Aegon NV                                                                                  2,897,384          45,816,897
           Buhrmann NV                                                                                 107,665           1,422,099
           Hunter Douglas NV                                                                            49,802           2,630,320
           ING Groep NV                                                                              2,646,499          85,495,385
       *   Koninklijke Ahold NV                                                                      1,815,643          13,602,934
           Koninklijke DSM NV                                                                          268,234           9,917,686
           Koninklijke KPN NV                                                                        2,458,914          24,273,470
           Koninklijke Philips Electronics NV                                                        2,056,529          57,313,382
           SBM Offshore NV                                                                               9,199             719,711
           Telegraaf Media Groep NV                                                                      6,800             152,048
           VNU NV                                                                                      387,846          12,091,441
                                                                                                                 -----------------
TOTAL -- NETHERLANDS                                                                                                   254,317,882
                                                                                                                 -----------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
           ABC Learning Centres, Ltd.                                                                   78,900             422,178
           Amcor, Ltd.                                                                                 904,246           4,663,911

           AMP, Ltd.                                                                                   852,839           4,840,144
           Ansell, Ltd.                                                                                303,463           2,412,892
       #   APN News & Media, Ltd.                                                                      509,371           1,794,751
       #   Australand Property Group                                                                 1,086,005           1,626,227
           AWB, Ltd.                                                                                   377,439           1,578,905
           AXA Asia Pacific Holdings, Ltd.                                                           2,837,724          10,623,960
           Bendigo Bank, Ltd.                                                                           14,862             131,481
           Bluescope Steel, Ltd.                                                                     1,281,166           6,673,232
           Boral, Ltd.                                                                                 967,648           5,836,709
           Brickworks, Ltd.                                                                             37,510             359,712
           Caltex Australia, Ltd.                                                                      209,534           3,260,134
           Commonwealth Bank of Australia                                                            1,376,395          42,394,660
           CSR, Ltd.                                                                                 1,514,337           3,513,057
           Downer EDI, Ltd.                                                                            276,322           1,408,740
           Futuris Corp., Ltd.                                                                         533,719             774,937
           Insurance Australiz Group, Ltd.                                                             783,856           3,027,226
           John Fairfax Holdings, Ltd.                                                                 719,006           2,078,293
           Lend Lease Corp., Ltd.                                                                      581,006           5,988,504
           Lion Nathan, Ltd.                                                                           871,345           4,771,532
       *   Mayne Pharma, Ltd.                                                                        1,332,732           2,638,976
           Mirvac, Ltd.                                                                              1,229,901           3,669,903
           National Australia Bank, Ltd.                                                             2,257,150          53,772,922
           Onesteel, Ltd.                                                                              516,322           1,362,263
           Orica, Ltd.                                                                                       1                  15
           Origin Energy, Ltd.                                                                         826,418           4,288,825
           Paperlinx, Ltd.                                                                             727,704           1,832,839
           Promina Group, Ltd.                                                                       1,219,905           4,326,452
           Publishing and Broadcasting, Ltd.                                                           190,851           2,330,330
           Qantas Airways, Ltd.                                                                      3,601,023           9,994,976
           Santos, Ltd.                                                                                988,180           8,310,404
           Seven Network, Ltd.                                                                         136,508             823,049
       *   Symbion Health, Ltd.                                                                      1,332,732           3,623,668
           Zinifex, Ltd.                                                                               434,000           1,699,390
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                     206,855,197
                                                                                                                 -----------------
SPAIN -- (4.3%)
COMMON STOCKS -- (4.3%)
       #   Abertis Infraestructuras SA                                                                 310,251           8,206,792
           Acciona SA                                                                                   45,268           5,007,257
       #   Acerinox SA                                                                                 261,360           3,466,451
           Arcelor SA                                                                                   30,000             715,459
           Banco de Andalucia SA                                                                           900              80,147
           Banco de Sabadell SA                                                                        412,023          10,535,517
           Banco Pastor SA                                                                              59,400           2,716,053
           Banco Santander Central Hispanoamerica SA                                                 2,746,870          34,804,868
           Cementos Portland SA                                                                         21,016           1,649,310
           Corporacion Mapfre Compania Internacional de Reaseguros SA                                  146,555           2,455,077
           Ebro Puleva SA                                                                              120,322           2,119,409
           Endesa SA                                                                                 1,557,828          40,416,656
       #   Gas Natural SDG SA                                                                          213,778           5,820,857
           Iberdrola SA                                                                                535,000          14,038,502
           Iberia Lineas Aereas de Espana SA                                                           617,500           1,572,864
           Inmobiliaria Urbis SA                                                                        96,328           1,805,899
           Repsol SA                                                                                 1,547,213          45,429,184
       #   Sacyr Vallehermoso SA                                                                        46,125           1,170,466
           Sociedad General de Aguas de Barcelona SA Class A                                           120,678           2,760,030
       #   Sol Melia SA                                                                                157,217           1,923,213
       #   Union Fenosa SA                                                                             230,000           8,462,215
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    195,156,226
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Aguas de Barcelona Rights 11/21/05                                                          120,678              24,187
                                                                                                                 -----------------
TOTAL -- SPAIN                                                                                                         195,180,413
                                                                                                                 -----------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
           Cardo AB                                                                                      2,900              65,464
           Electrolux AB Series B                                                                      324,100           7,517,583
           Fabege AB                                                                                   173,980           2,935,066
           Gambro AB Series A                                                                          515,400           5,081,290
           Gambro AB Series B                                                                          216,300           2,132,757
           Holmen AB Series A                                                                            6,300             207,747

           Holmen AB Series B                                                                          155,700           4,858,064
           NCC AB Series B                                                                              59,700           1,049,178
           Nordea Bank AB                                                                            3,078,600          29,935,626
           Skandinaviska Enskilda Banken Series A                                                      546,400          10,255,378
           Skandinaviska Enskilda Banken Series C                                                        9,800             178,259
           SKF AB Series A                                                                              90,600           1,165,649
           SKF AB Series B                                                                             118,800           1,544,797
           SSAB Swedish Steel Series A                                                                 180,800           5,800,136
           SSAB Swedish Steel Series B                                                                  60,500           1,786,087
           Svenska Cellulosa AB Series A                                                                19,000             662,031
           Svenska Cellulosa AB Series B                                                               221,100           7,662,463
           Svenska Handelsbanken Series A                                                              365,500           8,104,672
           Tele2 AB Series B                                                                           154,000           1,557,165
           TeliaSonera AB                                                                            2,921,500          14,841,318
           Trelleborg AB Series B                                                                      160,600           2,659,159
           Volvo AB Series A                                                                           243,200          10,075,365
           Volvo AB Series B                                                                           443,400          18,931,558
       *   Wihlborgs Fastigheter AB                                                                     34,796             766,405
                                                                                                                 -----------------
TOTAL -- SWEDEN                                                                                                        139,773,217
                                                                                                                 -----------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
           Cheung Kong Holdings, Ltd.                                                                2,742,000          28,432,816
           China Overseas Land & Investment, Ltd.                                                    2,706,000           1,077,485
           China Travel International Investment, Ltd.                                                 680,000             157,253
           China Unicom, Ltd.                                                                        5,346,000           4,365,734
           CITIC International Financial                                                             1,425,000             536,422
           Citic Pacific, Ltd.                                                                         934,000           2,555,033
           Great Eagle Holdings, Ltd.                                                                  308,987             784,885
           Hang Lung Group, Ltd.                                                                     2,518,000           4,893,731
       #   Henderson Land Development Co., Ltd.                                                      1,122,000           4,939,803
           Hong Kong and Shanghai Hotels, Ltd.                                                         892,417             974,691
           Hopewell Holdings, Ltd.                                                                   1,455,000           3,571,105
           Hutchison Whampoa, Ltd.                                                                   3,827,000          36,225,153
           Hysan Development Co., Ltd.                                                               2,168,279           5,132,546
           Industrial & Commercial Bank of China (Asia), Ltd.                                          408,000             504,310
       #   Kerry Properties, Ltd.                                                                    2,227,099           5,965,632
           New World China Land, Ltd.                                                                  891,200             378,168
           New World Development Co., Ltd.                                                           3,271,796           4,302,933
           Shanghai Industrial Holdings, Ltd.                                                        1,094,000           2,050,848
       #   Shangri-La Asia, Ltd.                                                                     3,000,733           4,335,177
       #   Sino Land Co., Ltd.                                                                       4,654,433           5,496,084
           Tsim Sha Tsui Properties, Ltd.                                                              470,000             965,501
           Wharf Holdings, Ltd.                                                                      3,212,214          11,379,277
           Wheelock and Co., Ltd.                                                                    3,940,000           6,459,795
       #   Wheelock Properties, Ltd.                                                                 1,485,000           1,010,178
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    136,494,560
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Cheung Kong Rights                                                                           85,687             424,316
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                     136,918,876
                                                                                                                 -----------------
ITALY -- (2.1%)
COMMON STOCKS -- (2.1%)
           Banca Antoniana Popolare Veneta SpA                                                          83,000           2,561,906
       #   Banca Monte Dei Paschi di Siena SpA                                                       2,279,872          10,906,162
     # *   Banca Nazionale del Lavoro SpA                                                            2,230,687           7,043,041
           Banca Popolare di Milano Scarl                                                              749,262           7,304,274
       #   Banca Popolare Italiana                                                                     437,995           3,809,632
           Benetton Group SpA                                                                          181,249           2,022,417
           Buzzi Unicem SpA                                                                            123,261           1,883,147
       #   Caltagirone Editore SpA                                                                     184,888           1,531,047
           Capitalia SpA                                                                             2,992,113          16,720,939
           CIR SpA (Cie Industriale Riunite), Torino                                                   500,000           1,290,046
       #   Compagnia Assicuratrice Unipol SpA                                                        1,822,774           5,252,528
     # *   Fiat SpA                                                                                  1,054,970           8,565,501
           Fondiaria - Sai SpA                                                                         167,605           5,090,942
           Italcementi SpA                                                                             341,502           5,749,909
           Italmobiliare SpA, Milano                                                                    33,664           2,160,954
           Milano Assicurazioni SpA                                                                    182,000           1,221,071
           Pirelli & Co. SpA                                                                         1,486,658           1,313,475
           San Paolo-IMI SpA                                                                           833,105          12,609,860

           Societe Cattolica di Assicurazoni Scarl SpA                                                   8,800             429,926
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     97,466,777
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Fiat SpA Rights 12/14/05                                                                  1,054,970               2,612
                                                                                                                 -----------------
TOTAL -- ITALY                                                                                                          97,469,389
                                                                                                                 -----------------
IRELAND -- (1.7%)
COMMON STOCKS -- (1.7%)
           Allied Irish Banks P.L.C.                                                                   688,656          14,834,443
           Bank of Ireland P.L.C.                                                                    1,181,012          18,208,411
           CRH P.L.C.                                                                                1,243,314          32,801,772
           Irish Life & Permanent P.L.C.                                                               650,175          11,694,045
                                                                                                                 -----------------
TOTAL -- IRELAND                                                                                                        77,538,671
                                                                                                                 -----------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
           A P Moller - Maersk A.S.                                                                        188           1,764,210
       #   Carlsberg A.S. Series B                                                                      69,825           3,630,467
           Codan A.S.                                                                                   57,000           2,991,094
           Danisco A.S.                                                                                 91,330           6,427,020
           Danske Bank A.S.                                                                            652,453          20,964,182
       *   Jyske Bank A.S.                                                                              89,350           4,166,670
           Nordea AB                                                                                   475,918           4,672,370
           Sydbank A.S.                                                                                 71,200           1,649,206
           TDC A.S.                                                                                    430,450          25,785,751
     # *   Vestas Wind Systems A.S.                                                                     67,800           1,007,587
                                                                                                                 -----------------
TOTAL -- DENMARK                                                                                                        73,058,557
                                                                                                                 -----------------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
           DNB Nor ASA Series A                                                                      1,363,794          14,261,117
     # *   Fred Olsen Energy ASA                                                                        34,000             986,750
           Norsk Hydro ASA                                                                             290,220          28,980,297
           Norske Skogindustrier ASA Series A                                                          353,571           5,149,095
           Orkla ASA Series A                                                                          231,900           8,617,725
           Storebrand ASA                                                                              616,700           5,639,053
                                                                                                                 -----------------
TOTAL -- NORWAY                                                                                                         63,634,037
                                                                                                                 -----------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
           Fortum Oyj                                                                                  458,600           8,046,886
           Huhtamaki Oyj                                                                                 2,300              35,261
           Kemira Oyj                                                                                  101,377           1,467,077
           Kesko Oyj                                                                                   157,000           4,072,676
           Metso Oyj                                                                                   219,166           5,731,083
           M-Real Oyj Series B                                                                         253,400           1,210,269
       #   Okobank Class A                                                                             130,000           1,609,122
       #   Outokumpu Oyj Series A                                                                      351,300           4,710,938
           Rautaruukki Oyj Series K                                                                     84,300           1,715,501
           Stora Enso Oyj Series R                                                                     922,500          11,804,269
           Upm-Kymmene Oyj                                                                             865,900          16,254,364
           Wartsila Corp. Oyj Series B                                                                  59,400           1,591,151
                                                                                                                 -----------------
TOTAL -- FINLAND                                                                                                        58,248,597
                                                                                                                 -----------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
           Ackermans & Van Haaren SA                                                                     4,187             234,861
           Banque Nationale de Belgique                                                                  1,049           3,671,462
           Bekaert SA                                                                                    2,787             219,920
           Cofinimmo SA                                                                                  1,108             172,121
           Compagnie Nationale a Portefeuille                                                            4,029           1,083,787
       *   Cumerio VVPR                                                                                  2,009                  71
           Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                       231,485          14,617,487
           Dexia SA                                                                                    386,808           8,416,833
           D'Ieteren SA                                                                                    431             112,057

           Groupe Bruxelles Lambert SA                                                                  55,500           5,083,499
           InBev NV                                                                                    169,938           7,172,908
           KBC Bancassurance Holding SA                                                                 40,307           3,495,269
       #   Suez (ex Suez Lyonnaise des Eaux)                                                            95,400           2,718,404
           Umicore                                                                                      70,740           7,603,143
       *   Umicore-Strip VVPR                                                                            2,009                 237
                                                                                                                 -----------------
TOTAL -- BELGIUM                                                                                                        54,602,059
                                                                                                                 -----------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
       #   Creative Technology Co., Ltd.                                                                39,550             324,327
           DBS Group Holdings, Ltd.                                                                    813,000           7,868,474
           Fraser & Neave, Ltd.                                                                        484,290           4,954,409
           Keppel Land, Ltd.                                                                           258,000             579,177
           Neptune Orient Lines, Ltd.                                                                  189,000             318,867
           Singapore Airlines, Ltd.                                                                  1,258,000           8,690,223
           Singapore Land, Ltd.                                                                        723,000           2,279,772
       *   STATS ChipPAC, Ltd.                                                                         240,000             157,606
           United Overseas Bank, Ltd.                                                                   66,000             564,819
       #   United Overseas Land, Ltd.                                                                1,740,600           2,460,974
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                      28,198,648
                                                                                                                 -----------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
           Alpha Bank A.E.                                                                              42,048           1,237,894
           Bank of Greece                                                                               11,360           1,260,873
           Coca-Cola Hellenic Bottling Co. S.A.                                                         39,102           1,020,759
       *   Emporiki Bank of Greece S.A.                                                                 94,952           2,709,367
           Hellenic Petroleum S.A.                                                                     257,480           3,584,916
       *   Hellenic Telecommunication Organization Co. S.A.                                            420,489           8,966,583
           Piraeus Bank S.A.                                                                             4,600              91,352
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     18,871,744
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Emporiki Bank of Greece Rights 12/15/05                                                      94,952             247,405
                                                                                                                 -----------------
TOTAL -- GREECE                                                                                                         19,119,149
                                                                                                                 -----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
           Banco BPI SA                                                                                635,057           2,770,209
       #   Banco Comercial Portugues SA                                                              3,187,633           7,919,832
       #   Banco Espirito Santo SA                                                                     192,268           3,024,184
           Cimpor Cimentos de Portugal SA                                                              310,009           1,661,552
           Portucel-Empresa Produtora de Pasta de Papel SA                                           1,442,478           2,929,377
                                                                                                                 -----------------
TOTAL -- PORTUGAL                                                                                                       18,305,154
                                                                                                                 -----------------
CANADA -- (0.4%)
COMMON STOCKS -- (0.4%)
       *   AGF Management, Ltd. Class B Non-Voting                                                       9,700             182,917
           Alcan, Inc.                                                                                  49,500           1,898,706
       *   Atco, Ltd. Class 1 Non-Voting                                                                 6,700             233,163
           Canadian Pacific Railway, Ltd.                                                               43,500           1,873,634
       *   CGI Group, Inc. Class A Subordinate Voting                                                   77,100             560,415
           Dofasco, Inc.                                                                                12,000             661,587
       *   EL Financial Corp., Ltd.                                                                        600             247,375
       *   Empire Co., Ltd. Class A Non-Voting                                                           4,000             125,145
     # *   Fairfax Financial Holdings, Inc. Subordinate Voting                                           2,700             407,320
       *   Fairmont Hotels & Resorts, Inc.                                                              11,300             436,638
           Gerdau Ameristeel Corp.                                                                      14,800              81,824
       *   Intrawest Corp.                                                                               7,600             211,717
           Magna International, Inc. Class A                                                            30,000           2,057,172
       *   MDS, Inc.                                                                                    22,000             346,976
           Mi Developments, Inc.                                                                         7,400             251,498
       #   Sears Canada, Inc.                                                                            8,400             244,804
           Sherritt International Corp.                                                                 24,000             197,900
       *   Sobeys, Inc.                                                                                  3,600             121,887
       #   Sun Life Financial, Inc.                                                                    143,200           5,689,213
           Transalta Corp.                                                                              54,700           1,151,061

       *   West Fraser Timber Co., Ltd.                                                                  3,700             130,823
                                                                                                                 -----------------
TOTAL -- CANADA                                                                                                         17,111,775
                                                                                                                 -----------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
           Bank Austria Creditanstalt AG                                                                74,037           8,189,571
           Boehler-Uddeholm AG                                                                           6,402           1,041,644
           Voestalpine AG                                                                               74,323           7,049,598
           Wienerberger AG                                                                              21,081             806,531
                                                                                                                 -----------------
TOTAL -- AUSTRIA                                                                                                        17,087,344
                                                                                                                 -----------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
           Air New Zealand, Ltd.                                                                       144,958             122,294
           Auckland International Airport, Ltd.                                                        399,312             508,654
           Fletcher Building, Ltd.                                                                     713,055           3,629,126
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                     4,260,074
                                                                                                                 -----------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
           Vodafone Group P.L.C. ADR                                                                    75,000           1,616,250
                                                                                                                 -----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
       *   Rekapacific Berhad                                                                          691,000                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
             $44,376,150 U.S. STRIPS 02/15/09, valued at $38,629,239) to be repurchased
             at $37,871,803                                                                  $          37,868          37,867,648
       ^   Repurchase Agreement, Deutsche Bank Securities 3.97%,12/01/05 (Collateralized
             by $101,645,000 U.S. Treasury Notes, 4.0%, maturities ranging from 06/15/09
             to 03/15/10, valued at $102,000,971) to be repurchased at $100,011,028                    100,000         100,000,000
       ^   Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by
             $81,861,287 U.S. STRIPS, maturities ranging from 08/15/12 to 02/15/22,
             valued at $45,900,000) to be repurchased at $45,004,963                                    45,000          45,000,000
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
             (Collateralized by $22,309,000 FHLMC Notes 4.00%, 09/22/09, valued at
             $21,762,820) to be repurchased at $21,541,321                                              21,539          21,539,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       204,406,648
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $3,590,355,446)                                                                                            $   4,552,146,842
                                                                                                                 =================

                   See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 21, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
COMMON STOCKS -- (76.3%)
Industrials -- (22.1%)
     # *   A&A Material Corp.                                                                          164,000   $         352,840
       #   Advan Co., Ltd.                                                                              62,300             918,916
       #   ADVANEX, Inc.                                                                                78,000             280,903
           Aica Kogyo Co., Ltd.                                                                        181,000           2,229,508
       #   Aichi Corp.                                                                                 202,200           1,644,773
           Aida Engineering, Ltd.                                                                      113,000             865,311
           Airport Facilities Co., Ltd.                                                                120,970             698,413
           Airtech Japan, Ltd.                                                                          12,100             114,855
           Alps Logistics Co., Ltd.                                                                     41,700             820,534
       #   Altech Co., Ltd.                                                                             14,000              97,990
           Altech Corp.                                                                                 17,050             214,880
           Amano Corp.                                                                                 184,000           2,941,600
           Amatsuji Steel Ball Manufacturing Co., Ltd.                                                  42,000             542,684
           Ando Corp.                                                                                  206,000             586,859
           Anest Iwata Corp.                                                                           100,000             451,306
       *   Arai-Gumi, Ltd.                                                                              34,450              65,244
           Asahi Diamond Industrial Co., Ltd.                                                          178,000           1,423,503
           Asahi Kogyosha Co., Ltd.                                                                     78,000             329,064
           Asahi Pretec Corp.                                                                           60,400           1,420,881
     # *   Asahi Tec Corp.                                                                             118,000             313,503
           Asanuma Corp.                                                                               162,000             452,069
           Asia Air Survey Co., Ltd.                                                                    17,000              81,853
           Asia Securities Printing Co., Ltd.                                                           44,000             707,854
           Asunaro Construction, Ltd.                                                                  116,000           1,000,317
           Ataka Construction & Engineering Co., Ltd.                                                   44,000             182,085
           Bando Chemical Industries, Ltd.                                                             269,000           1,158,867
           Biken Techno Corp.                                                                            4,200              37,544
       #   BSL Corp.                                                                                   475,354           1,016,383
           Bunka Shutter Co., Ltd.                                                                     171,000             929,963
           Central Security Patrols Co., Ltd.                                                           31,400             242,253
           Chudenko Corp.                                                                               73,000           1,160,019
           Chugai Ro Co., Ltd.                                                                         235,000             783,631
       #   Chuo Denki Kogyo Co., Ltd.                                                                   54,000             244,912
       #   CKD Corp.                                                                                   166,000           1,872,228
           Commuture Corp.                                                                             112,202           1,069,515
       #   Cosel Co., Ltd.                                                                              53,500           1,650,749
           CTI Engineering Co., Ltd.                                                                    38,200             357,060
           Dai-Dan Co., Ltd.                                                                           106,000             716,814
       #   Daihen Corp.                                                                                328,000           1,409,722
           Daiho Corp.                                                                                 164,000             412,577
           Dai-Ichi Jitsugyo Co., Ltd.                                                                 141,000             606,327
           Daimei Telecom Engineering Corp.                                                            100,000           1,132,307
           Daiseki Co., Ltd.                                                                            65,900           1,173,659
       *   Daisue Construction Co., Ltd.                                                               242,500             279,040
       #   Daiwa Industries, Ltd.                                                                      119,000             801,354
           Danto Corp.                                                                                  62,000             218,798
       #   Densei-Lambda KK                                                                             42,584             570,893
           Denyo Co., Ltd.                                                                              66,000             793,059
           DMW Corp.                                                                                     1,600              64,059
       #   Eneserve Corp.                                                                               69,800           1,609,936
     # *   Enshu, Ltd.                                                                                 128,000             406,623
     # *   Fudo Construction Co., Ltd.                                                                 407,200             693,830
       *   Fuji Electric Construction Co., Ltd.                                                         17,000              38,864
       *   Fujita Corp.                                                                                 76,410             702,761
           Fujitec Co., Ltd.                                                                           242,000           1,321,718
           Fujitsu Devices, Inc.                                                                        59,000             755,978
           Fukuda Corp.                                                                                113,000             672,068
           Fukusima Industries Corp.                                                                    20,000             277,942

     # *   Furukawa Co., Ltd.                                                                        1,006,000           2,524,795
           Furusato Industries, Ltd.                                                                    41,000             782,144
           Goodwill Group, Inc.                                                                              2               3,746
     # *   GS Yuasa Corp.                                                                              925,000           2,281,572
           Hakuyosha Co., Ltd.                                                                          57,000             176,640
           Haltec Corp.                                                                                 32,000              65,555
       *   Hamai Co., Ltd.                                                                              60,000             138,114
           Hanwa Co., Ltd.                                                                             562,000           2,079,876
       *   Hazama Corp.                                                                                209,700             613,173
           Hibiya Engineering, Ltd.                                                                     96,000             786,036
       #   Hisaka Works, Ltd.                                                                           41,000             615,332
       #   Hitachi Kiden Kogyo, Ltd.                                                                    27,000             153,566
           Hitachi Metals Techno, Ltd.                                                                  13,000              59,463
           Hitachi Plant Engineering & Construction Co., Ltd.                                          302,000           1,901,001
           Hitachi Tool Engineering, Ltd.                                                               65,000           1,068,639
           Hitachi Transport System, Ltd.                                                              210,000           2,075,987
     # *   Hitachi Zosen Corp.                                                                       1,307,500           2,207,849
           Hokuriku Electrical Construction Co., Ltd.                                                   36,000             155,113
       #   Hosokawa Micron Corp.                                                                        93,000             733,041
     # *   Howa Machinery, Ltd.                                                                        300,000             570,768
       *   Ichiken Co., Ltd.                                                                            48,000             133,671
           Iino Kaiun Kaisha, Ltd.                                                                     283,000           2,473,202
           i-Logistics Corp.                                                                            91,000             302,908
           Inaba Denki Sangyo Co., Ltd.                                                                 64,000           2,028,779
           Inabata and Co., Ltd., Osaka                                                                159,000           1,483,927
       *   Inoue Kogyo Co., Ltd.                                                                       202,000             171,792
           Inui Steamship Co., Ltd.                                                                     68,000             289,675
       #   Iseki & Co., Ltd.                                                                           585,000           1,770,685
     # *   Ishikawa Seisakusho, Ltd.                                                                    75,000             130,535
           Ishikawajima Construction Materials Co., Ltd.                                                18,000              54,174
           Ishikawajima Transport Machinery Co., Ltd.                                                   43,000             135,778
           Itoki Crebio Corp.                                                                          130,000           1,212,817
       #   Iwasaki Electric Co., Ltd.                                                                  183,000             609,965
       #   Iwatani International Corp.                                                                 636,000           2,081,866
     # *   J Bridge Corp.                                                                              144,000           2,130,454
       #   Jalux, Inc.                                                                                  31,200             522,390
           Jamco Corp.                                                                                  61,000             730,300
           Japan Airport Terminal Co., Ltd.                                                            243,700           2,140,575
       *   Japan Bridge Corp.                                                                           31,000              41,003
       #   Japan Cash Machine Co., Ltd.                                                                 76,115           1,455,389
           Japan Foundation Engineering Co., Ltd.                                                       62,000             342,651
           Japan Maintenance Co., Ltd.                                                                  50,300             577,473
       #   Japan Pulp and Paper Co., Ltd.                                                              371,000           1,243,610
           Japan Servo Co., Ltd.                                                                        51,000             144,102
           Japan Steel Tower Co., Ltd.                                                                  44,000             271,494
           Japan Steel Works, Ltd.                                                                     846,000           3,830,379
       #   Japan Transcity Corp.                                                                       164,000             816,639
       *   JFE Shoji Holdings, Inc.                                                                    615,000           2,975,323
     # *   Kamagai Gumi Co., Ltd.                                                                      340,800           1,366,170
           Kamei Corp.                                                                                  89,000             992,316
           Kanaden Corp.                                                                                70,000             456,016
           Kanagawa Chuo Kotsu Co., Ltd.                                                               150,000             739,443
           Kanamoto Co., Ltd.                                                                           66,000             389,341
     # *   Kanematsu Corp.                                                                           1,035,500           2,164,430
     # *   Kanematsu-NNK Corp.                                                                          60,000             115,938
       #   Katakura Industries Co., Ltd.                                                                87,000           1,666,403
           Kato Works Co., Ltd.                                                                        140,000             505,083
           Kawada Industries, Inc.                                                                     102,000             263,378
           Kawasho Gecoss Corp.                                                                         90,600             555,440
       #   Keihin Co., Ltd.                                                                            178,000             686,126
       *   Kimmon Manufacturing Co., Ltd.                                                               76,000             213,294
     # *   Kimura Chemical Plants Co., Ltd.                                                             27,000             108,007
       #   Kinki Sharyo Co., Ltd., Nagaokakyo                                                          150,000             543,850
       *   Kinsho Corp.                                                                                 21,000              69,957
           Kintetsu World Express, Inc.                                                                 85,700           1,843,312
           Kioritz Corp.                                                                               143,000             450,957
           Kitagawa Iron Works Co., Ltd.                                                               203,000             507,338
           Kitano Construction Corp.                                                                   196,000             632,154
           Kitazawa Sangyo Co., Ltd.                                                                    17,500              55,667

           Kitz Corp.                                                                                  306,000           2,120,420
           Kodensha Co., Ltd.                                                                           14,000              47,309
           Koike Sanso Kogyo Co., Ltd.                                                                 104,000             371,335
           Koito Industries, Ltd.                                                                       92,000             521,877
       *   Kokusai Kogyo Co., Ltd.                                                                      88,000             411,738
           Komai Tekko, Inc.                                                                            74,000             268,310
           Kondotec, Inc.                                                                               30,000             316,119
           Kosaido Co., Ltd.                                                                            55,700             449,450
           Kuroda Electric Co., Ltd.                                                                    81,900           1,287,030
           Kyodo Printing Co., Ltd.                                                                    240,000           1,045,702
       #   Kyoei Sangyo Co., Ltd.                                                                       44,000             140,229
           Kyokuto Boeki Kaisha, Ltd.                                                                   63,000             223,374
           Kyokuto Kaihatsu Kogyo Co., Ltd.                                                            101,100             917,495
       #   Kyosan Electric Manufacturing Co., Ltd.                                                     136,000             473,520
           Kyowa Exeo Corp.                                                                            201,000           2,186,680
           Kyudenko Corp.                                                                              200,000           1,296,714
           Link Consulting Associates - Japan Corp.                                                     24,300              85,681
       *   Lonseal Corp.                                                                                99,000             198,486
           Maeda Corp.                                                                                 358,000           2,343,854
           Maeda Road Construction Co., Ltd.                                                           239,000           1,676,637
           Maezawa Industries, Inc.                                                                     59,300             469,011
           Maezawa Kaisei Industries Co., Ltd.                                                          37,300             616,716
       #   Makino Milling Machine Co., Ltd.                                                            253,000           2,308,995
           Marubeni Construction Material Lease Co., Ltd.                                               54,000             152,938
           Maruwn Corp.                                                                                 44,000             144,842
       #   Maruyama Manufacturing Co., Inc.                                                            108,000             396,258
           Maruzen Showa Unyu Co., Ltd.                                                                236,000             929,834
           Matsuda Sangyo Co., Ltd.                                                                     53,000             791,341
           Matsui Construction Co., Ltd.                                                                61,600             302,580
     # *   Matsuo Bridge Co., Ltd.                                                                      37,000              64,582
           Max Co., Ltd.                                                                               139,000           1,638,486
       #   Meidensha Corp.                                                                             626,050           1,985,409
     # *   Meiji Machine Co., Ltd.                                                                      90,000             113,541
       #   Meiji Shipping Co., Ltd.                                                                     85,000             363,129
       *   Meisei Industrial Co., Ltd.                                                                  29,000             167,009
           Meito Transportation Co., Ltd.                                                               22,000             173,774
     # *   Meiwa Trading Co., Ltd.                                                                     119,000             559,060
           Mirai Group Co., Ltd.                                                                        49,000             118,196
     # *   Mitsubishi Cable Industries, Ltd.                                                           478,000           1,010,312
     # *   Mitsubishi Kakoki Kaisha, Ltd.                                                              191,000             510,239
       #   Mitsubishi Pencil Co., Ltd.                                                                  77,000             908,453
           Mitsuboshi Belting, Ltd.                                                                    213,000           1,416,890
     # *   Mitsui Matsushima Co., Ltd.                                                                 191,000             356,363
       #   Mitsui-Soko Co., Ltd.                                                                       339,000           1,726,902
           Mitsumura Printing Co., Ltd.                                                                 73,000             380,802
           Miura Co., Ltd.                                                                             106,100           2,417,137
           Miura Printing Corp.                                                                         19,000              67,598
       #   Miyaji Engineering Group                                                                    148,000             297,195
       *   Mori Denki Mfg. Co., Ltd.                                                                   326,000             172,016
           Mori Seiki Co., Ltd.                                                                        191,400           2,494,969
           Morita Corp.                                                                                100,000             619,477
           Moshi Moshi Hotline, Inc.                                                                    14,400           1,409,559
           Mystar Engineering Corp.                                                                     15,600              89,049
           Nabtesco Corp.                                                                              309,000           3,444,838
           NAC Co., Ltd.                                                                                25,100             354,521
           Nachi-Fujikoshi Corp.                                                                       604,000           2,923,102
     # *   Nakano Corp.                                                                                 49,000             126,328
           NEC System Integration & Construction, Ltd.                                                 108,500           1,313,885
           Nichias Corp.                                                                               320,000           1,835,325
           Nichiban Co., Ltd.                                                                           75,000             287,453
           Nichiha Corp.                                                                                92,480           1,359,006
     # *   Nihon Spindle Manufacturing Co., Ltd.                                                        56,000             134,135
           Nikkiso Co., Ltd.                                                                           186,000           1,386,766
           Nikko Co., Ltd., Akashi                                                                      98,000             320,925
       #   Nippei Toyama Corp.                                                                         118,000             877,130
           Nippo Corp.                                                                                 291,000           2,156,574
           Nippon Carbon Co., Ltd.                                                                     299,000             737,447
           Nippon Chutetsukan KK                                                                        44,000              94,507
     # *   Nippon Conveyor Co., Ltd.                                                                   168,000             250,264

           Nippon Densetsu Kogyo Co., Ltd.                                                             162,000             912,642
           Nippon Denwa Shisetu Co., Ltd.                                                              144,000             520,479
           Nippon Hume Corp.                                                                            60,000             230,242
       #   Nippon Jogesuido Sekkei Co., Ltd.                                                               175             253,870
       #   Nippon Kanzai Co., Ltd.                                                                      49,300           1,375,363
           Nippon Koei Co., Ltd., Tokyo                                                                190,000             762,225
           Nippon Konpo Unyu Soko Co., Ltd.                                                            193,000           2,410,432
           Nippon Road Co., Ltd.                                                                       208,000             515,821
           Nippon Seisen Co., Ltd.                                                                      57,000             248,497
           Nippon Sharyo, Ltd.                                                                         365,000             914,706
           Nippon Signal Co., Ltd.                                                                     157,000           1,175,781
       #   Nippon Thompson Co., Ltd.                                                                   185,000           1,585,313
           Nippon Tungsten Co., Ltd.                                                                    44,000             169,307
       #   Nippon Yusoki Co., Ltd.                                                                      71,000             447,091
       #   Nishimatsu Construction Co., Ltd.                                                           238,000             998,199
           Nishishiba Electric Co., Ltd.                                                                73,000             160,442
           Nissan Diesel Motor Co., Ltd.                                                                64,000             396,371
           Nissei Corp.                                                                                 79,600             968,556
           Nissei Plastic Industrial Co., Ltd.                                                          46,000             452,617
           Nissha Printing Co., Ltd.                                                                   115,000           2,822,239
       #   Nisshin Fudosan Co., Ltd.                                                                    49,300             666,894
           Nissin Corp.                                                                                248,000             831,833
           Nissin Electric Co., Ltd.                                                                   264,000           1,272,950
           Nitchitsu Co., Ltd.                                                                          14,000              37,779
           Nitta Corp.                                                                                  72,900             969,788
       #   Nitto Boseki Co., Ltd.                                                                      651,000           1,542,822
           Nitto Electric Works, Ltd.                                                                  116,500           1,889,825
           Nitto Kohki Co., Ltd.                                                                        58,500           1,275,507
           Nitto Seiko Co., Ltd.                                                                        80,000             354,154
       *   Nittoc Construction Co., Ltd.                                                                61,000             118,019
       #   Nittyu Co., Ltd.                                                                              7,437           1,099,885
       #   Nomura Co., Ltd.                                                                            138,000             788,259
       #   Noritz Corp.                                                                                131,800           2,173,241
           Obayashi Road Corp.                                                                         106,000             256,219
           Odakyu Construction Co., Ltd.                                                                29,000              84,775
       *   Ohmori Co., Ltd.                                                                             18,400              11,854
           Oiles Corp.                                                                                  59,160           1,258,705
       #   Okabe Co., Ltd.                                                                              92,000             338,330
       *   Okamoto Machine Tool Works, Ltd.                                                            101,000             399,612
       #   Okamura Corp.                                                                               290,000           2,166,264
       #   Oki Electric Cable Co., Ltd.                                                                 76,000             250,593
       *   OKK Corp.                                                                                   178,000             677,935
           Okuma Corp.                                                                                 359,640           3,222,882
           O-M, Ltd.                                                                                    46,000             154,948
           Onoken Co., Ltd.                                                                             49,000             765,062
           Organo Corp.                                                                                140,000             851,558
           Oriental Construction Co., Ltd.                                                              51,900             251,390
           Original Engineering Consultants Co., Ltd.                                                    9,000              45,367
           Oyo Corp.                                                                                    80,300             822,445
           P.S. Mitsubishi Construction Co., Ltd.                                                       58,300             242,762
     # *   Pasco Corp.                                                                                 180,500             436,129
       #   Pasona, Inc.                                                                                  1,069           2,481,256
       #   Patlite Corp.                                                                                21,340             266,998
       *   Patlite Corp. Issue 05 When Issued                                                           21,340             266,998
     # *   Penta-Ocean Construction Co., Ltd.                                                        1,187,000           2,306,580
     # *   PIA Corp.                                                                                    17,200             312,399
           Pilot Corp.                                                                                      91             431,748
           Raito Kogyo Co., Ltd.                                                                       138,100             551,490
       #   Rasa Industries, Ltd.                                                                       181,000             659,786
           Rheon Automatic Machinery Co., Ltd.                                                          40,000             140,814
           Riken Electric Wire Co., Ltd.                                                                20,000              40,962
           Ryobi, Ltd.                                                                                 447,000           2,728,525
     # *   Saeki Kensetsu Kogyo Co., Ltd.                                                              114,000             163,241
     # *   Sailor Pen Co., Ltd.                                                                         74,000             142,030
       #   Sakai Heavy Industries, Ltd.                                                                 96,000             296,695
       *   Sakurada Co., Ltd.                                                                           83,000             112,650
       #   Sanix, Inc.                                                                                  86,800             533,829
           Sanki Engineering Co., Ltd.                                                                 186,000           1,486,855
           Sanko Metal Industrial Co., Ltd., Tokyo                                                      54,000             120,699

           Sankyo-Tateyama Holdings, Inc.                                                              855,000           2,059,047
       #   Sankyu, Inc., Tokyo                                                                         730,000           3,304,006
           Sanritsu Corp.                                                                                5,400              61,281
           Sanyo Denki Co., Ltd.                                                                       144,000             794,852
           Sanyo Engineering & Construction, Inc.                                                       48,000             324,187
           Sanyo Industries, Ltd., Tokyo                                                                72,000             198,666
     # *   Sasebo Heavy Industries Co., Ltd., Tokyo                                                    362,000             802,175
       *   Sata Construction Co., Ltd., Gumma                                                          130,000             192,981
       #   Sato Corp.                                                                                   83,500           1,763,286
           Sato Shoji Corp.                                                                             52,000             743,145
           Sawafuji Electric Co., Ltd.                                                                  31,000              98,222
           Secom Joshinetsu Co., Ltd.                                                                   29,200             629,596
           Secom Techno Service Co., Ltd.                                                               32,500           1,253,507
           Seibu Electric Industry Co., Ltd.                                                            46,000             284,263
           Seika Corp.                                                                                 179,000             427,940
       *   Seikitokyu Kogyo Co., Ltd.                                                                  251,000             307,607
           Sekisui Jushi Co., Ltd.                                                                     112,000             859,795
           Senko Co., Ltd.                                                                             279,000             992,963
           Senshu Electric Co., Ltd.                                                                    21,300             448,033
       #   Shibaura Mechatronics Corp.                                                                 120,000           1,187,236
           Shibusawa Warehouse Co., Ltd.                                                               170,000             721,234
           Shibuya Kogyo Co., Ltd.                                                                      66,800             624,693
       #   Shima Seiki Manufacturing Co., Ltd.                                                          98,300           2,647,611
           Shin Nippon Air Technologies Co., Ltd.                                                       52,680             384,047
       #   Shin-Keisei Electric Railway Co., Ltd.                                                      136,000             543,820
       #   Shinko Electric Co., Ltd.                                                                   376,000           1,097,386
       #   Shin-Kobe Electric Machinery Co., Ltd.                                                      117,000             612,481
           Shinmaywa Industries, Ltd.                                                                  311,000           1,778,752
       #   Shinsho Corp.                                                                               219,000             684,437
       #   Shinwa Kaiun Kaisha, Ltd.                                                                   392,000           1,187,145
       *   Shiraishi Corp.                                                                              25,000              50,989
           Sho-Bond Corp.                                                                               69,300             767,427
       #   Shoko Co., Ltd.                                                                             234,000             471,334
           Showa Electric Wire & Cable Co., Ltd., Kawasaki                                             512,000             863,450
           Showa Mining Co., Ltd.                                                                       88,000             244,776
           Sintokogio, Ltd., Nagoya                                                                    143,000           1,633,613
           Soda Nikka Co., Ltd.                                                                         58,000             254,914
           Sodick Co., Ltd.                                                                            121,000           1,862,394
           Space Co., Ltd.                                                                              33,180             468,228
           Subaru Enterprise Co., Ltd.                                                                  36,000             125,933
           Sugimoto & Co., Ltd.                                                                         20,500             294,429
       *   Sumitomo Coal Mining Co., Ltd.                                                              356,500             480,467
           Sumitomo Densetsu Co., Ltd.                                                                  69,800             276,094
     # *   Sumitomo Mitsui Construction Co., Ltd.                                                      151,560           1,056,955
           Sumitomo Precision Products Co., Ltd., Amagasaki City                                       109,000             704,578
           Sumitomo Warehouse Co., Ltd.                                                                311,000           2,298,760
           Sun Wave Corp.                                                                               96,000             309,619
       #   Tadano, Ltd.                                                                                335,000           2,460,679
           Taihei Dengyo Kaisha, Ltd.                                                                   97,000             734,801
       *   Taihei Kogyo Co., Ltd.                                                                      180,000             598,239
       *   Taiheiyo Kouhatsu, Inc.                                                                     142,000             249,399
           Taiho Kogyo Co., Ltd.                                                                        67,100             759,402
           Taikisha, Ltd.                                                                               97,000           1,529,909
           Taisei Rotec Corp.                                                                          185,000             420,453
           Takada Kiko Co., Ltd.                                                                        44,000             230,732
       #   Takamatsu Corp.                                                                              50,300           2,261,456
           Takano Co., Ltd.                                                                             34,400             662,722
       #   Takaoka Electric Manufacturing Co., Ltd., Tokyo                                             250,000             589,439
           Takara Printing Co., Ltd.                                                                    23,550             248,266
           Takara Standard Co., Ltd.                                                                   418,000           2,506,227
           Takasago Thermal Engineering Co., Ltd.                                                      218,000           1,657,472
       #   Takashima & Co., Ltd.                                                                        90,000             218,965
           Takigami Steel Construction Co., Ltd.                                                        50,000             329,304
           Takuma Co., Ltd.                                                                            227,000           1,683,921
           Tanseisha Co., Ltd.                                                                          41,000             165,292
       #   Tatsuta Electric Wire & Cable Co., Ltd.                                                     170,000             484,026
     # *   TC Properties Co., Ltd.                                                                     579,000                   0
       #   TCM Corp.                                                                                   176,000             439,075
           Techno Ryowa, Ltd.                                                                           38,200             288,821

           Tekken Corp.                                                                                393,000             790,421
           Teraoka Seisakusho Co., Ltd.                                                                 37,000             317,574
           Tetra Co., Ltd., Tokyo                                                                       64,000             227,116
           Toa Corp.                                                                                   511,000           1,053,418
       #   Toa Doro Kogyo Co., Ltd.                                                                    110,000             373,447
     # *   Tobishima Corp.                                                                             447,500             710,919
           Tocalo Co., Ltd.                                                                             39,000           1,311,118
           Todentu Corp.                                                                                84,000             300,855
           Toenec Corp.                                                                                242,000           1,034,192
           Tohoku Telecommunications Construction Co., Ltd.                                             42,000             321,899
           Tokai Konetsu Kogyo Co., Ltd.                                                                32,000             129,540
       *   Tokai Lease Co., Ltd.                                                                        29,000              75,792
           Tokimec, Inc.                                                                               205,000             507,216
           Toko Electric Corp.                                                                          72,000             371,988
           Tokyo Biso Kogyo Corp.                                                                       19,000             221,320
           Tokyo Energy & Systems, Inc.                                                                 91,000             752,647
           Tokyo Kikai Seisakusho, Ltd.                                                                193,000             679,184
           Tokyo Leasing Co., Ltd.                                                                     165,200           2,766,406
           Tokyo Sangyo Co., Ltd.                                                                       65,000             254,211
           Toli Corp.                                                                                  173,000             567,444
           Tomoe Corp.                                                                                  84,000             364,923
           Tonami Transportation Co., Ltd.                                                             240,000             701,353
           Torishima Pump Manufacturing Co., Ltd., Osaka                                                62,000             458,651
           Toshiba Machine Co., Ltd.                                                                   366,000           3,256,933
           Toshiba Plant Kensetsu Co., Ltd.                                                            248,000           1,351,050
           Tosho Printing Co., Ltd.                                                                    156,000             678,453
           Totetsu Kogyo Co., Ltd.                                                                      73,000             379,576
           Toyo Bussan Co., Ltd.                                                                        36,300             371,584
     # *   Toyo Construction Co., Ltd.                                                                 644,000           1,063,701
       #   Toyo Electric Co., Ltd.                                                                      94,000             468,834
       #   Toyo Engineering Corp.                                                                      473,000           2,230,910
       *   Toyo Shutter Co., Ltd.                                                                       77,000             118,879
       #   Toyo Wharf & Warehouse Co., Ltd.                                                            182,000             436,847
           Trusco Nakayama Corp.                                                                        86,000           2,005,430
           Tsubaki Nakashima Co., Ltd.                                                                 130,000           2,125,772
           Tsubakimoto Chain Co.                                                                       435,000           2,813,591
           Tsubakimoto Kogyo Co., Ltd.                                                                  66,000             228,315
       #   Tsudakoma Corp.                                                                             164,000             384,450
           Tsugami Corp.                                                                               220,000           1,581,553
       #   Tsukishima Kikai Co., Ltd.                                                                  115,000             988,495
           Tsurumi Manufacturing Co., Ltd.                                                              61,000             633,378
           Tsuzuki Denki Co., Ltd.                                                                      58,000             258,905
           Uchida Yoko Co., Ltd.                                                                       123,000             790,069
           Ueki Corp.                                                                                   47,000             115,967
           UFJ Central Leasing Co., Ltd.                                                                53,000           2,607,517
       #   Union Tool Co.                                                                               56,100           2,185,853
           Utoc Corp.                                                                                   68,000             191,936
     # *   Venture Link Co., Ltd.                                                                      308,600           1,024,128
           Wakachiku Construction Co., Ltd.                                                            303,000             707,923
           Weathernews, Inc.                                                                            15,800              98,951
       #   Yahagi Construction Co., Ltd.                                                                90,000             523,705
       #   Yamato Corp.                                                                                 50,000             205,662
           Yamaura Corp.                                                                                40,500             130,994
       #   Yamazen Co., Ltd.                                                                           229,000           1,524,291
           Yasuda Warehouse Co., Ltd.                                                                   74,000             647,353
           Yokogawa Bridge Corp.                                                                        98,400             572,647
           Yondenko Corp.                                                                               98,800             579,189
     # *   Yuasa Trading Co., Ltd.                                                                     555,000           1,204,166
           Yuken Kogyo Co., Ltd.                                                                        83,000             245,355
           Yurtec Corp.                                                                                202,000           1,163,199
       #   Yushin Precision Equipment Co., Ltd.                                                         36,240             583,505
     # *   Z- Plus Holdings Co., Ltd.                                                                   52,000             168,215
                                                                                                                 -----------------
Total Industrials                                                                                                      330,752,015
                                                                                                                 -----------------
Consumer Discretionary -- (17.0%)
       #   ABILIT Corp.                                                                                 45,000           1,406,576
           Aeon Fantasy Co., Ltd.                                                                       31,300             758,596
       #   Ahresty Corp.                                                                                41,300             858,713
           Aichi Machine Industry Co., Ltd.                                                            216,000             870,442

           Aigan Co., Ltd.                                                                              50,600             423,939
       #   Aisan Industry Co., Ltd.                                                                    143,400           1,451,863
       #   Akebono Brake Industry Co., Ltd.                                                            285,000           2,328,834
           Akindo Sushiro Co., Ltd.                                                                     10,300             278,759
           Alpine Electronics, Inc.                                                                    162,500           2,184,631
       #   Anrakutei Co., Ltd.                                                                          39,000             254,268
           AOI Advertising Promotion, Inc.                                                              21,000             185,723
           Aoki International Co., Ltd.                                                                117,100           1,920,295
           Araya Industrial Co., Ltd.                                                                  112,000             299,588
           Ashimori Industry Co., Ltd.                                                                 147,000             396,711
           Asics Trading Co., Ltd.                                                                      12,000             158,460
     # *   Atom Corp.                                                                                   44,300             226,726
           Atsugi Co., Ltd.                                                                            509,000             883,553
           Aucnet, Inc.                                                                                 23,600             455,988
       #   Autoseven Co., Inc.                                                                          14,600             221,795
       #   Avex, Inc.                                                                                  112,900           2,654,782
       #   Banpresto Co., Ltd.                                                                          28,900             773,178
       #   Belluna Co.,  Ltd.                                                                           65,130           2,231,565
       #   Best Denki Co., Ltd.                                                                        325,000           1,445,325
     # *   Bookoff Corp.                                                                                48,000           1,013,719
           Cabin Co., Ltd.                                                                             103,000             389,621
     # *   Catena Corp.                                                                                 46,000             209,840
     # *   Cecile Co., Ltd.                                                                            102,600             855,372
           Chiyoda Co., Ltd.                                                                           107,800           2,246,220
           Chofu Seisakusho Co., Ltd.                                                                   54,500           1,197,451
     # *   Chori Co., Ltd.                                                                             405,000             972,238
       #   Chuo Spring Co., Ltd., Nagoya                                                               153,000             690,688
           Chuo Woollen Mills, Ltd.                                                                     24,000              76,276
     # *   Clarion Co., Ltd.                                                                           718,000           1,296,318
           Cleanup Corp.                                                                               114,000           1,017,839
           Colowide Co., Ltd.                                                                           69,500             869,197
     # *   Columbia Music Entertainment, Inc.                                                          409,000             456,893
       #   Copal Co., Ltd.                                                                             142,300           1,755,218
           Corona Corp.                                                                                 75,700           1,257,695
       *   Cross Plus, Inc.                                                                             16,200             343,187
       #   Cybozu, Inc.                                                                                    240           1,089,133
       #   D&M Holdings, Inc.                                                                          212,000             659,206
       #   Daido Kogyo Co., Ltd.                                                                        85,000             267,502
       #   Daido Metal Co., Ltd.                                                                       106,000             939,124
       #   Daidoh, Ltd.                                                                                106,000           1,227,043
           Daiki Co., Ltd.                                                                              49,900             585,333
           Daikoku Denki Co., Ltd.                                                                      38,000             954,644
       *   Daikyo, Inc.                                                                                 69,000             385,850
           Dainichi Co., Ltd.                                                                           37,700             407,960
           Daisyo Corp.                                                                                 53,200             695,910
       *   Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                             42,000              99,097
     # *   Daiwa Seiko, Inc.                                                                           343,000             716,020
           Daiwabo Co., Ltd.                                                                           336,000             780,814
           Descente, Ltd.                                                                              190,000             922,291
       *   Dia Kensetsu Co., Ltd.                                                                      207,500             438,012
       #   Doshisha Co., Ltd.                                                                           45,700             948,405
       #   Doutor Coffee Co., Ltd.                                                                      54,200           1,135,824
           Dynic Corp.                                                                                  98,000             337,751
           Eagle Industry Co., Ltd.                                                                    105,000             786,322
     # *   Econach Co., Ltd.                                                                           112,000             169,727
           Eikoh, Inc.                                                                                  12,100             102,113
           Exedy Corp.                                                                                 129,400           3,460,194
           F.D.C. Products, Inc.                                                                        31,119             644,328
           Fine Sinter Co., Ltd.                                                                        31,000             140,502
       #   France Bed Holdings Co., Ltd.                                                               581,000           1,511,979
       #   Fuji Co., Ltd.                                                                               90,500           1,441,168
       #   Fuji Corp, Ltd.                                                                              71,000             383,860
       #   Fuji Kiko Co., Ltd.                                                                         128,000             450,100
       #   Fuji Kyuko Co., Ltd.                                                                        281,000           1,000,455
       *   Fuji Spinning Co., Ltd., Tokyo                                                              251,000             416,704
           Fujikura Rubber, Ltd.                                                                        54,000             393,403
       #   Fujita Kanko, Inc.                                                                          281,000           1,844,484
           Fujitsu Business Systems, Ltd.                                                               69,200           1,028,370
     # *   Fujitsu General, Ltd.                                                                       273,000             879,205

     # *   Furukawa Battery Co., Ltd.                                                                   45,000             108,144
           Fuso Lexel, Inc.                                                                             35,500             325,331
       #   Gakken Co., Ltd.                                                                            247,000             629,373
       #   Genki Sushi Co., Ltd.                                                                        17,200             183,237
           Gigas K's Denki Corp.                                                                        92,444           2,558,373
           Global-Dining, Inc.                                                                           6,200              50,630
     # *   Goldwin, Inc.                                                                               117,000             363,057
           Gourmet Kineya Co., Ltd.                                                                     47,000             355,249
       *   GSI Creos Corp.                                                                             120,000             247,894
           H.I.S. Co., Ltd.                                                                             86,000           1,846,743
           Happinet Corp.                                                                               29,900             796,283
           Haruyama Trading Co., Ltd.                                                                   40,900             557,294
           Himaraya Co., Ltd.                                                                            3,500              21,617
           Hitachi Powdered Metal Co., Ltd.                                                             78,000             514,861
           Homac Corp.                                                                                  97,100           1,618,297
           Horipro, Inc.                                                                                28,400             352,811
       *   Ichida and Co., Ltd.                                                                         23,400              39,618
       #   Ichikawa Co., Ltd.                                                                           63,000             259,226
       #   Ichikoh Industries, Ltd.                                                                    202,000             602,821
       #   Imasen Electric Industrial Co., Ltd.                                                         23,500             196,848
       #   Impact 21 Co., Ltd.                                                                          48,900           1,126,522
     # *   Impress Corp.                                                                                   771             457,247
           Inaba Seisa Kusho Co., Ltd.                                                                  43,400             722,950
           Ishizuka Glass Co., Ltd.                                                                     81,000             273,227
       *   Izuhakone Railway Co., Ltd.                                                                     300              13,521
       *   Izutsuya Co., Ltd.                                                                          245,000             399,560
       *   Jac Holdings Co., Ltd.                                                                      526,800             816,675
       *   Janome Sewing Machine Co., Ltd.                                                             470,000             827,317
     # *   Japan General Estate Co., Ltd.                                                               61,800             911,654
       #   Japan Kenzai Co., Ltd.                                                                       60,240             402,089
       #   Japan Vilene Co., Ltd.                                                                      164,000           1,305,873
           Japan Wool Textile Co., Ltd.                                                                224,000           1,842,793
           Jeans Mate Corp.                                                                             19,240             309,187
           Joban Kosan Co., Ltd.                                                                       193,000             352,262
           Joint Corp.                                                                                  47,500           2,462,224
       #   Joshin Denki Co., Ltd.                                                                      147,000           1,079,949
           Juel Verite Ohkubo Co., Ltd                                                                  24,000              83,635
           Juki Corp.                                                                                  308,000           1,642,465
       *   Jyomo Co., Ltd.                                                                              48,000             155,469
           Kabuki-Za Co., Ltd.                                                                          28,000           1,075,672
       #   Kadokawa Holdings, Inc.                                                                      67,600           2,117,489
           Kahma Co., Ltd.                                                                              79,900           1,879,268
           Kanto Auto Works, Ltd.                                                                      180,600           2,670,203
           Kasai Kogyo Co., Ltd.                                                                        79,000             381,521
           Kato Sangyo Co., Ltd.                                                                        96,300           1,627,831
     # *   Kawai Musical Instruments Manufacturing Co., Ltd.                                           144,000             370,849
     # *   Kawashima Textile Manufacturers, Ltd.                                                       175,000             406,337
       #   Kayaba Industry Co., Ltd.                                                                   563,000           1,824,138
           Keiiyu Co., Ltd.                                                                             22,100             298,402
       #   Keiyo Co., Ltd.                                                                             139,900             780,641
           Kentucky Fried Chicken Japan, Ltd.                                                           55,000             962,608
       #   Kenwood Corp.                                                                               945,000           1,758,699
       #   Kinki Nippon Tourist Co., Ltd.                                                              196,000             816,755
       #   Kinugawa Rubber Industrial Co., Ltd.                                                        139,000             311,479
       #   Kisoji Co., Ltd.                                                                             59,300             957,188
           Koekisha Co., Ltd.                                                                           10,600             209,743
           Kohnan Shoji Co., Ltd.                                                                       58,900             860,377
       #   Kojima Co., Ltd.                                                                             94,000           1,008,187
           Komatsu Seiren Co., Ltd.                                                                     91,000             432,738
           Konaka Co., Ltd.                                                                             56,200             770,474
       #   Konami Sports Corp.                                                                          71,900           1,110,331
           Kurabo Industries, Ltd.                                                                     642,000           2,031,714
           Kuroganeya Co., Ltd.                                                                         14,000              58,262
       #   Kyoritsu Maintenance Co., Ltd.                                                               26,300             891,335
           Kyoto Kimono Yuzen Co., Ltd.                                                                    224             696,282
           Kyowa Leather Cloth Co., Ltd.                                                                58,000             440,780
       #   Laox Co., Ltd.                                                                              144,000             438,661
       *   Look, Inc.                                                                                   72,000             209,284
           Maezawa Kyuso Industries Co., Ltd.                                                           39,200             709,932

       *   Magara Construction Co., Ltd.                                                                61,000              94,445
     # *   Mamiya-Op Co., Ltd.                                                                          58,000             115,674
           Marche Corp.                                                                                 10,700              89,361
           Mars Engineering Corp.                                                                       56,600           1,352,147
           Marubeni Telecom Co., Ltd.                                                                      117             129,586
           Maruei Department Store Co., Ltd.                                                            72,000             207,023
     # *   Maruzen Co., Ltd.                                                                           263,000             485,000
           Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment                        46,000             379,645
       #   Matsuya Co., Ltd.                                                                           135,000           2,386,422
           Matsuya Foods Co., Ltd.                                                                      47,700             919,515
       #   Matsuzakaya Co., Ltd.                                                                       445,077           3,604,909
           Meiwa Industry Co., Ltd.                                                                     21,000              94,638
       #   Misawa Resort Co., Ltd.                                                                     120,000             548,178
           Mitsuba Corp.                                                                               114,690           1,216,872
           Mitsui Home Co., Ltd.                                                                       158,000           1,036,628
           Miyuki Keori Co., Ltd.                                                                       73,000             312,245
       #   Mizuno Corp.                                                                                342,000           1,986,967
       #   MOS Food Services, Inc.                                                                      79,000           1,078,036
       #   MR Max Corp.                                                                                 73,900             282,215
           Mutow Co., Ltd.                                                                              46,600             221,848
     # *   Naigai Co., Ltd.                                                                            161,000             227,745
       #   Nexyz Corp.                                                                                   2,700             436,541
       *   Nice Corp.                                                                                  295,000           1,214,797
           Nichimo Co., Ltd.                                                                            54,000             142,228
           Nichimo Corp.                                                                               280,000             439,368
       #   Nidec Tosok Corp.                                                                            54,600             743,629
           Nihon Eslead Corp.                                                                           38,748           1,017,160
           Nihon Tokushu Toryo Co., Ltd.                                                                44,000             275,207
           Nikko Travel Co., Ltd.                                                                       12,200              64,976
           Nippon Felt Co., Ltd.                                                                        56,000             342,259
       #   Nippon Piston Ring Co., Ltd.                                                                205,000             680,723
           Nippon Restaurant System, Inc.                                                               36,200           1,241,666
       #   Nippon Seiki Co., Ltd.                                                                      156,000           2,696,201
           Nishimatsuya Chain Co., Ltd.                                                                 89,700           3,514,466
           Nissan Shatai Co., Ltd.                                                                     150,000           1,104,632
           Nissen Co., Ltd.                                                                            138,600           2,103,643
           Nissin Kogyo Co., Ltd.                                                                       54,600           2,553,266
       #   Nittan Valve Co., Ltd.                                                                       58,000             666,554
           Nitto Seimo Co., Ltd.                                                                        32,000              84,167
           Noritake Co., Ltd.                                                                          404,000           2,329,398
       #   Noritsu Koki Co., Ltd.                                                                       83,100           1,432,101
     # *   Omikenshi Co., Ltd.                                                                         122,000             171,168
       *   Orient Watch Co., Ltd.                                                                       12,000               4,107
           Pacific Industrial Co., Ltd.                                                                135,000             793,361
       #   PanaHome Corp.                                                                              408,000           2,601,805
           Parco Co., Ltd.                                                                             209,000           2,090,706
       #   Pentax Corp.                                                                                315,000           1,847,943
           Piolax, Inc.                                                                                 32,400             635,109
           Press Kogyo Co., Ltd.                                                                       309,000           1,415,787
     # *   Renown D'urban Holdings, Inc.                                                                93,800           1,040,397
       #   Resorttrust, Inc.                                                                            95,640           3,000,781
           Rhythm Watch Co., Ltd.                                                                      344,000             642,663
           Right On Co., Ltd.                                                                           76,625           3,788,947
           Riken Corp.                                                                                 271,000           1,785,065
       #   Ringer Hut Co., Ltd.                                                                         46,400             509,673
           Roland Corp.                                                                                 64,400           1,441,314
           Royal Co., Ltd.                                                                             107,000           1,439,197
       #   Sagami Chain Co., Ltd.                                                                       52,000             436,878
           Sagami Co., Ltd.                                                                             66,000             228,288
           Sagami Rubber Industries Co., Ltd.                                                           15,000              58,249
       #   Saint Marc Co., Ltd.                                                                         28,300           1,753,727
       #   Saizeriya Co., Ltd.                                                                         132,300           1,793,817
           Sakai Ovex Co., Ltd.                                                                        124,000             280,561
           Sanden Corp.                                                                                368,000           1,823,746
       #   Sanei-International Co., Ltd.                                                                38,100           1,658,280
           Sankyo Seiko Co., Ltd.                                                                      150,000             828,919
           Sanoh Industrial Co., Ltd.                                                                   85,000             639,564
     # *   Sanrio Co., Ltd.                                                                            197,800           2,209,146
           Sanyo Shokai, Ltd.                                                                          349,000           2,829,302

           Seiko Corp.                                                                                 298,407           1,511,126
       #   Seiren Co., Ltd.                                                                            155,000           2,158,431
           Senshukai Co., Ltd.                                                                         119,000           1,181,913
           Shaddy Co., Ltd.                                                                             49,000             525,062
       *   Shikibo, Ltd.                                                                               291,000             571,850
           Shinyei Kaisha                                                                               80,000             294,448
           Shiroki Co., Ltd.                                                                           196,000             634,050
           Shobunsha Publications, Inc.                                                                 42,800             684,495
       #   Shochiku Co., Ltd.                                                                          277,000           2,287,248
           Showa Aircraft Industry Co., Ltd.                                                            79,000           1,140,856
           Showa Corp.                                                                                  39,500             658,453
       *   Showa Rubber Co., Ltd.                                                                      156,000             118,225
       *   Silver Ox, Inc.                                                                              30,000              66,948
     # *   Silver Seiko, Ltd.                                                                          457,000             396,721
       #   Simree Co., Ltd.                                                                             24,900             150,471
           SK Japan Co., Ltd.                                                                            8,250              54,332
           SNT Corp.                                                                                    58,300             337,068
       *   Sofmap Co., Ltd.                                                                              9,300              38,007
           Sotoh Co., Ltd.                                                                              12,000             175,615
           SPK Corp.                                                                                     7,800             130,264
           Suminoe Textile Co., Ltd.                                                                   159,000             467,735
       *   Suzutan Co., Ltd.                                                                            13,200              77,985
     # *   SXL Corp.                                                                                   206,000             369,430
           Tachikawa Corp.                                                                              43,800             321,579
           Tachi-S Co., Ltd.                                                                            88,140             871,070
       *   Taka-Q Co., Ltd.                                                                             34,500             161,704
     # *   Takara Co., Ltd.                                                                            224,000             760,483
           Tasaki Shinju Co., Ltd.                                                                      70,000             294,838
       #   Taya Co., Ltd.                                                                                5,000              39,827
       *   TDF Corp.                                                                                    11,000              48,539
       #   Tecmo, Ltd.                                                                                  57,800             565,190
       #   Teikoku Piston Ring Co., Ltd.                                                                85,000           1,199,107
           Teikoku Sen-I Co., Ltd.                                                                      62,000             286,037
       #   Ten Allied Co., Ltd.                                                                         50,000             209,517
           Tenma Corp.                                                                                  79,600           1,433,238
           Tigers Polymer Corp.                                                                         40,000             252,346
       *   Toabo Corp.                                                                                 140,000             204,126
           Toei Co., Ltd.                                                                              373,000           2,377,694
       *   Tohoku Misawa Homes Co., Ltd.                                                                24,000             117,862
           Tohoku Pioneer Corp.                                                                         49,600             644,726
       *   Tohto Suisan Co., Ltd.                                                                       80,000             207,986
     # *   Tokai Kanko Co., Ltd.                                                                       618,000             358,231
           Tokai Senko KK, Nagoya                                                                       47,000              98,084
           Tokyo Dome Corp.                                                                            489,000           2,529,040
       #   Tokyo Nissan Auto Sales Co., Ltd.                                                            97,000             516,234
           Tokyo Soir Co., Ltd.                                                                         34,000             154,315
       #   Tokyotokeiba Co., Ltd.                                                                      742,000           2,225,194
           Tokyu Recreation Corp.                                                                       63,000             356,855
       #   Tomy Co., Ltd.                                                                               97,200             873,560
           Topre Corp.                                                                                 136,000           1,223,575
     # *   Tosco Co., Ltd.                                                                              59,000             236,729
           Totenko Co., Ltd.                                                                            35,000             100,783
       #   Touei Housing Corp.                                                                          67,540           1,248,874
       #   Toyo Radiator Co., Ltd.                                                                     186,000           1,013,525
           Toyo Tire & Rubber Co., Ltd.                                                                541,000           2,665,557
           Tsukamoto Co., Ltd.                                                                          44,000              92,739
           Tsutsumi Jewelry Co., Ltd.                                                                   50,400           1,764,433
           Unitika, Ltd.                                                                             1,244,000           2,334,576
           U-Shin, Ltd.                                                                                 64,000             519,689
           Watabe Wedding Corp.                                                                         18,900             312,545
       #   Watami Food Service Co., Ltd.                                                               105,400           1,616,963
       *   Wondertable, Ltd.                                                                            69,000             143,133
       #   Xebio Co., Ltd.                                                                              28,500           1,219,823
           XNET Corp.                                                                                       57             127,366
       #   Yamatane Corp.                                                                              273,000             552,418
           Yamato International, Inc.                                                                   43,000             324,037
           Yellow Hat, Ltd., Tokyo                                                                      59,700             617,901
           Yokohama Reito Co., Ltd.                                                                    112,000             882,092
       #   Yomiuri Land Co., Ltd.                                                                      209,000           1,582,269

           Yonex Co., Ltd.                                                                              41,000             413,469
           Yorozu Corp.                                                                                 45,000             451,851
           Yoshimoto Kogyo Co., Ltd.                                                                    83,000           1,494,879
       #   Yoshinoya D&C Co., Ltd.                                                                          50              91,888
           Yuasa Funashoku Co., Ltd.                                                                   112,000             316,794
       #   Zenrin Co., Ltd.                                                                             95,900           3,204,673
       #   Zensho Co., Ltd.                                                                            139,000           2,462,094
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           255,233,792
Information Technology -- (9.2%)
           Aichi Tokei Denki Co., Ltd.                                                                  94,000             325,019
           Aiphone Co., Ltd.                                                                            51,900             830,308
       #   Allied Telesis Holdings KK                                                                  237,600           1,681,384
       #   Alpha Systems, Inc.                                                                          31,300             896,337
       #   Anritsu Corp.                                                                               332,000           1,801,444
           AOI Electronics Co., Ltd.                                                                    24,900             452,073
       *   Apic Yamada Corp.                                                                            20,000              89,877
           Argo 21 Corp.                                                                                22,400             196,943
       #   Arisawa Manufacturing Co., Ltd.                                                             139,400           2,588,803
       #   Asti Corp.                                                                                    8,000              87,171
           CAC Corp.                                                                                    52,200             598,545
           Canon Electronics, Inc.                                                                      71,000           2,701,110
           Canon Finetech, Inc.                                                                        108,070           2,293,413
       #   Capcom Co., Ltd.                                                                            148,100           1,665,311
           Chino Corp.                                                                                  89,000             286,411
           CMK Corp.                                                                                   118,000           2,092,917
           Computer Engineering & Consulting, Ltd.                                                      38,100             385,720
           Core Corp.                                                                                   27,400             259,900
           Cresco, Ltd.                                                                                 11,600             129,853
           Daiwabo Information System Co., Ltd.                                                         47,000             780,978
       #   Denki Kogyo Co., Ltd.                                                                       183,000           1,598,507
       *   DKK-TOA Corp.                                                                                31,000              88,442
       #   Dodwell B.M.S., Ltd.                                                                        125,400             843,757
           DTS Corp.                                                                                    31,500           1,011,506
     # *   Eaccess, Ltd.                                                                                 3,100           1,861,315
           Eizo Nanao Corp.                                                                             56,800           2,199,215
       *   Elna Co., Ltd.                                                                               34,000              66,138
       #   Enplas Corp.                                                                                 53,100           1,411,823
     # *   Epson Toyo Communication Equipment Co., Ltd.                                                290,000           1,949,017
     # *   FDK Corp.                                                                                   314,000             640,931
           Foster Electric Co., Ltd.                                                                    58,000             663,553
       #   Fujitsu Access, Ltd.                                                                         59,000             344,315
           Fujitsu Fronttec, Ltd.                                                                       56,200             589,906
       *   Future System Consulting Corp.                                                                  241             531,333
       *   Graphtec Corp.                                                                               39,000              69,927
           Hakuto Co., Ltd.                                                                             54,900             923,620
           Hitachi Business Solution Co., Ltd.                                                          22,700             153,820
           Hitachi Information Systems, Ltd.                                                           111,400           2,639,940
           Hitachi Kokusai Electric, Inc.                                                              258,000           2,682,525
       #   Hitachi Mobile Co., Ltd.                                                                     38,000             236,967
       #   Hitachi Systems & Services, Ltd.                                                             63,000           1,258,686
       #   Hochiki Corp.                                                                                66,000             353,756
           Hokuriku Electric Industry Co., Ltd.                                                        204,000             584,313
       #   Horiba, Ltd.                                                                                100,000           2,791,280
           Hosiden Corp.                                                                               190,000           1,911,568
           Icom, Inc.                                                                                   35,900           1,095,140
       #   Idec Izumi Corp.                                                                             92,000           1,281,356
       *   Ikegami Tsushinki Co., Ltd.                                                                 102,000             231,848
           Ines Corp.                                                                                  140,500           1,012,287
           I-Net Corp.                                                                                  30,300             219,722
       #   Information Services International-Dentsu, Ltd.                                              65,100             844,181
           Intec, Inc.                                                                                 126,128           1,840,152
     # *   Invoice, Inc.                                                                                23,519           1,548,611
           Ishii Hyoki Co., Ltd.                                                                         8,600             115,729
           Iwatsu Electric Co., Ltd.                                                                   241,000             593,861
       #   Japan Aviation Electronics Industry, Ltd.                                                   140,000           1,769,685
           Japan Business Computer Co., Ltd.                                                            46,300             370,486
           Japan Digital Laboratory Co., Ltd.                                                           82,900             907,090
       #   Japan Information Processing Service Co., Ltd.                                               47,400             305,153
     # *   Japan Radio Co., Ltd.                                                                       354,000           1,236,539

           Jastec Co., Ltd.                                                                             21,800             420,248
           Jiec Co., Ltd.                                                                                   87              83,775
           Kaga Electronics Co., Ltd.                                                                   73,000           1,931,767
       #   Kanematsu Electronics, Ltd.                                                                  45,500             325,126
       *   Kasuga Electric Works, Ltd.                                                                  17,000              48,708
           Kawatetsu Systems, Inc.                                                                         112             139,919
           Koa Corp.                                                                                   105,600           1,023,818
       #   Komatsu Electronics Metals Co., Ltd.                                                         74,200           1,036,610
       #   Kubotek Corp.                                                                                   285             244,032
           Kyoden Co., Ltd.                                                                            123,000             823,315
           Kyowa Electronic Instruments Co., Ltd.                                                       52,000             210,257
           Macnica, Inc.                                                                                43,900           1,116,557
           Marubeni Infotec Corp.                                                                       21,000              69,617
           Marubun Corp.                                                                                67,600             838,416
           Maruwa Co., Ltd.                                                                             26,100             659,579
           Maspro Denkoh Corp.                                                                          45,900             434,103
       #   Megachips Corp.                                                                              59,900             767,871
           Melco Holdings, Inc.                                                                          9,000             274,004
       #   Mimasu Semiconductor Industry Co., Ltd.                                                      58,300             956,215
           Miroku Jyoho Service Co., Ltd.                                                               63,000             210,247
           Mitsui High-Tec, Inc.                                                                       104,300           1,396,580
           Mitsui Knowledge Industry Co., Ltd.                                                          20,100             179,053
           Mitsumi Electric Co., Ltd.                                                                  182,700           1,876,653
           Moritex Corp.                                                                                15,000             111,729
       *   Mutoh Industries, Ltd.                                                                      102,000             244,615
       *   Nagano Japan Radio Co., Ltd.                                                                 63,000             142,562
       #   Nakayo Telecommunications, Inc.                                                              49,000             216,647
           NEC Fielding, Ltd.                                                                           77,900           1,334,362
       #   NEC Infrontia Corp.                                                                         307,000           1,451,800
       #   NEC Mobiling, Ltd.                                                                           31,300             538,540
       #   NEC Tokin Corp.                                                                             295,000           1,689,907
       #   Netmarks, Inc.                                                                                  402             737,369
       #   New Japan Radio Co., Ltd.                                                                    72,000             529,535
           Nichicon Corp.                                                                              122,500           1,484,594
       #   Nihon Dempa Kogyo Co., Ltd.                                                                  54,200           1,757,167
           Nihon Inter Electronics Corp.                                                                76,700             516,397
           Nippon Avionics Co., Ltd.                                                                    62,000             247,177
           Nippon Ceramic Co., Ltd.                                                                     51,000             674,557
           Nippon Chemi-Con Corp.                                                                      317,000           2,008,722
       #   Nippon System Development Co., Ltd.                                                          63,900           1,738,411
           Nippon Systemware Co., Ltd.                                                                  30,000             210,686
           Nissho Electronics Corp.                                                                     49,900             405,406
       #   NIWS Co., Ltd.                                                                                1,627           1,812,418
           Nohmi Bosai, Ltd.                                                                           102,000             653,897
           Okaya Electric Industries Co., Ltd.                                                          32,000             133,418
           Ono Sokki Co., Ltd.                                                                          71,000             440,820
       #   Origin Electric Co., Ltd.                                                                    85,000             538,708
           Osaki Electric Co., Ltd.                                                                     88,000             652,428
           PCA Corp.                                                                                    17,500             398,684
           Pulstec Industrial Co., Ltd.                                                                 21,200              95,671
           Ricoh Elemex Corp.                                                                           49,000             459,058
           Rikei Corp.                                                                                  22,500              66,051
           Riken Keiki Co., Ltd.                                                                        48,000             428,541
       #   Roland DG Corp.                                                                              44,900           1,251,550
           Ryoden Trading Co., Ltd.                                                                    113,000             854,289
           Ryosan Co., Ltd.                                                                             96,000           2,477,658
           Ryoyo Electro Corp.                                                                          80,700           1,211,011
           Sanko Co., Ltd.                                                                              12,000              87,108
           Sanshin Electronics Co., Ltd.                                                                79,000             883,067
           Satori Electric Co., Ltd.                                                                    42,180             623,412
           Sekonic Corp.                                                                                17,000              50,612
       #   Shindengen Electric Manufacturing Co., Ltd.                                                 217,000           1,074,977
           Shinkawa, Ltd.                                                                               50,800           1,164,489
           Shinko Shoji Co., Ltd.                                                                       57,000             724,052
       #   Shizuki Electric Co., Inc.                                                                   47,000             161,246
           Siix Corp.                                                                                   25,800             393,124
           SMK Corp.                                                                                   200,000           1,194,770
       #   Software Research Associates, Inc.                                                           15,100             232,944
           Sokkisha Co., Ltd.                                                                           69,000             265,561

           Sorun Corp.                                                                                  67,400             421,759
       *   SPC Electronics Corp.                                                                        29,000             108,332
           Star Micronics Co., Ltd.                                                                    141,000           1,984,896
       #   Sumida Corp.                                                                                 48,149             959,835
           Sumisho Computer Systems Corp.                                                               20,000             343,451
           SunTelephone Co., Ltd.                                                                       75,000             617,437
           Tabai Espec Corp.                                                                            58,000             846,227
           Tachibana Eletech Co., Ltd.                                                                  43,000             455,108
           Tamura Corp.                                                                                164,000             758,783
           Tamura Taiko Holdings, Inc.                                                                 150,000           1,272,149
     # *   Teac Corp.                                                                                  493,000             704,052
           Teikoku Tsushin Kogyo Co., Ltd.                                                             110,000             592,505
           TKC Corp.                                                                                    75,200           1,427,883
           Toko, Inc.                                                                                  232,000             782,924
           Tokyo Denpa Co., Ltd.                                                                        15,000             195,934
           Tokyo Electron Device, Ltd.                                                                     198             489,553
           Tomen Electronics Corp.                                                                      41,700           1,002,355
           Tose Co., Ltd.                                                                               12,200             159,033
       #   Toshiba Ceramics Co., Ltd.                                                                  350,000           1,293,642
     # *   Totoku Electric Co., Ltd., Tokyo                                                             91,000             182,533
       #   Toukei Computer Co., Ltd.                                                                    19,610             264,873
       #   Towa Corp.                                                                                   33,000             188,137
       *   Towa Meccs Corp.                                                                             75,000             107,254
       #   Toyo Corp.                                                                                   82,500           1,131,622
       #   Trans Cosmos, Inc.                                                                           53,800           2,716,896
           Tsuzuki Densan Co., Ltd.                                                                     14,200              90,769
           Uniden Corp.                                                                                197,000           3,725,482
           Ve Data, Inc.                                                                                25,000              78,004
           Yamaichi Electronics Co., Ltd.                                                               50,100             698,937
           Yamatake Corp.                                                                              125,700           2,607,363
           Yaskawa Information Systems Corp.                                                            23,400             100,247
           Yokowo Co., Ltd.                                                                             45,000             479,722
           Zuken, Inc.                                                                                  69,100             727,996
                                                                                                                 -----------------
Total Information Technology                                                                                           137,873,427
Materials -- (8.2%)
           Achilles Corp.                                                                              549,000           1,117,420
           Adenka Corp.                                                                                169,000           2,376,484
           Agro-Kanesho Co., Ltd.                                                                        7,000              53,653
           Arakawa Chemical Industries, Ltd.                                                            34,500             482,044
           Aronkasei Co., Ltd.                                                                          83,000             436,346
           Asahi Organic Chemicals Industry Co., Ltd.                                                  244,000             920,925
           Chuetsu Pulp and Paper Co., Ltd.                                                            259,000             642,968
     # *   Chugai Mining Co., Ltd.                                                                     463,100             554,138
           Chugoku Marine Paints, Ltd.                                                                 173,000             839,112
       #   Chugokukogyo Co., Ltd.                                                                       69,000             197,418
     # *   Co-Op Chemical Co., Ltd.                                                                    163,000             312,131
     # *   Dai Nippon Toryo, Ltd.                                                                      342,000             671,069
           Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                             76,000             256,488
       #   Daiken Corp.                                                                                317,000           1,126,124
           Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.                                    224,000           1,163,353
           Dainippon Shigyo Co., Ltd.                                                                   25,000             104,341
       #   Daio Paper Corp.                                                                            122,000           1,004,272
       #   Daiso Co., Ltd.                                                                             244,000             957,268
           DC Co., Ltd.                                                                                 58,000             233,350
           Dijet Industrial Co., Ltd.                                                                   34,000             102,216
           FP Corp.                                                                                     56,100           1,685,122
           Fujikura Kasei Co., Ltd.                                                                     61,000             616,162
           Fumakilla, Ltd.                                                                              59,000             182,294
           Geostar Corp.                                                                                10,000              38,497
           Godo Steel, Ltd.                                                                            397,000           1,900,920
       #   Gun-Ei Chemical Industry Co., Ltd.                                                          207,000             775,605
           Harima Chemicals, Inc.                                                                       47,000             269,615
       #   Hodogaya Chemical Co., Ltd.                                                                 184,000             951,989
           Hokkai Can Co., Ltd., Tokyo                                                                 159,000             541,073
           Hokko Chemical Industry Co., Ltd.                                                            47,000             197,196
           Hokuetsu Paper Mills, Ltd.                                                                  429,000           2,115,082
           Hokushin Co., Ltd.                                                                           39,900              85,813

           Honshu Chemical Industry Co., Ltd.                                                           17,000             113,196
           Ihara Chemical Industry Co., Ltd.                                                           106,000             405,210
           ISE Chemicals Corp.                                                                          59,000             290,011
           Ishihara Sangyo Kaisha, Ltd.                                                              1,007,500           1,762,213
     # *   Ishii Iron Works Co., Ltd.                                                                   77,000             194,344
       #   Japan Carlit Co., Ltd.                                                                       46,000             371,864
           JSP Corp.                                                                                    72,500             615,759
       #   Kanto Denka Kogyo Co., Ltd.                                                                 139,000             487,492
           Kasei (C.I.) Co., Ltd.                                                                       73,000             289,709
           Katakura Chikkarin Co., Ltd.                                                                 43,000             155,617
       *   Kawasaki Kasei Chemicals, Ltd.                                                               88,000             180,648
       #   Kishu Paper Co., Ltd.                                                                       233,000             601,786
           Koatsu Gas Kogyo Co., Ltd.                                                                  135,000             775,396
           Kohsoku Corp.                                                                                48,000             302,199
           Komatsu Wall Industry Co., Ltd.                                                              26,400             471,908
           Konishi Co., Ltd.                                                                            41,700             392,197
           Kumiai Chemical Industry Co., Ltd., Tokyo                                                   179,000             452,802
           Kureha Chemical Industry Co., Ltd.                                                          493,000           2,452,810
           Kurimoto, Ltd.                                                                              314,000             860,573
       #   Kurosaki Harima Corp.                                                                       201,000             844,581
           MEC Co., Ltd.                                                                                22,000             377,717
           Mesco, Inc.                                                                                  15,000              77,062
     # *   Mitsubishi Paper Mills, Ltd.                                                                844,000           1,547,519
           Mitsubishi Plastics, Inc.                                                                   548,000           1,701,996
           Mitsubishi Shindoh Co., Ltd.                                                                107,000             359,927
       #   Mitsubishi Steel Manufacturing Co., Ltd.                                                    356,000           1,945,971
     # *   Mitsui Mining Co., Ltd.                                                                     384,000             929,851
           Mory Industries, Inc.                                                                        85,000             271,860
           Nakabayashi Co., Ltd.                                                                       147,000             411,286
       #   Nakayama Steel Works, Ltd.                                                                  327,000           1,497,166
       #   Neturen Co., Ltd., Tokyo                                                                    106,000             859,357
           Nichia Steel Works, Ltd.                                                                    114,900             560,379
           Nichireki Co., Ltd.                                                                          65,000             221,737
           Nifco, Inc.                                                                                 145,000           2,399,405
           Nihon Kagaku Sangyo Co., Ltd.                                                                44,000             296,711
           Nihon Matai Co., Ltd.                                                                        50,000             129,114
       #   Nihon Nohyaku Co., Ltd.                                                                     170,000             473,846
           Nihon Parkerizing Co., Ltd.                                                                 171,000           2,229,343
           Nihon Seiko Co., Ltd.                                                                        11,000              35,182
       *   Nippon Carbide Industries Co., Inc., Tokyo                                                  139,000             257,947
           Nippon Chemical Industrial Co., Ltd.                                                        192,000             511,690
       #   Nippon Concrete Industries Co., Ltd.                                                         88,000             253,598
       #   Nippon Denko Co., Ltd.                                                                      280,000             947,884
           Nippon Fine Chemical Co., Ltd.                                                               65,000             503,581
           Nippon Foil Mfg., Co., Ltd.                                                                  51,000             128,313
     # *   Nippon Kasei Chemical Co., Ltd.                                                             260,000             705,189
           Nippon Kinzoku Co., Ltd.                                                                    130,000             303,292
     # *   Nippon Koshuha Steel Co., Ltd.                                                              350,000             831,382
       #   Nippon Metal Industry Co., Ltd.                                                             440,000             913,353
           Nippon Paint Co., Ltd.                                                                      208,000             871,295
           Nippon Pigment Co., Ltd.                                                                     11,000              43,123
       #   Nippon Pillar Packing Co., Ltd.                                                              43,000             285,893
           Nippon Soda Co., Ltd.                                                                       350,000           1,053,273
           Nippon Synthetic Chemical Industry Co., Ltd.                                                244,000             675,368
       #   Nippon Valqua Industries, Ltd.                                                              242,000             757,008
       #   Nippon Yakin Kogyo Co., Ltd.                                                                230,000             804,068
           Nittetsu Mining Co., Ltd.                                                                   208,000           1,231,946
           Nitto FC Co., Ltd.                                                                           72,000             433,327
           Noda Corp.                                                                                   33,800             206,863
       #   NOF Corp.                                                                                   523,000           2,641,093
           Okamoto Industries, Inc.                                                                    317,000           1,239,713
       #   Okura Industrial Co., Ltd.                                                                  148,000             861,551
           Osaka Steel Co., Ltd.                                                                       108,800           1,743,413
       #   Pacific Metals Co., Ltd.                                                                    508,000           2,310,357
           Riken Technos Corp.                                                                         143,000             572,304
     # *   S Science Co., Ltd.                                                                       2,193,000           1,328,913
       #   S.T. Chemical Co., Ltd.                                                                      71,700           1,144,427
           Sakai Chemical Industry Co., Ltd.                                                           266,000           1,196,280
           Sakata INX Corp.                                                                            157,000             767,621

           Sanyo Chemical Industries, Ltd.                                                             305,000           2,460,724
       #   Sanyo Special Steel Co., Ltd.                                                               432,000           3,173,108
           Sekisui Plastics Co., Ltd.                                                                  256,000             953,028
           Shikoku Chemicals Corp.                                                                     146,000             781,471
           Shinagawa Refractories Co., Ltd.                                                            162,000             655,552
           Shin-Etsu Polymer Co., Ltd.                                                                 212,000           2,966,468
           Showa Highpolymer Co., Ltd.                                                                 112,000             339,720
           Showa Tansan Co., Ltd.                                                                       49,000             173,574
           Somar Corp.                                                                                  37,000             234,541
       #   Stella Chemifa Corp.                                                                         28,400             878,749
           Sumitomo Light Metal Industries, Ltd.                                                       951,000           2,201,264
           Sumitomo Pipe & Tube Co., Ltd.                                                               76,000             490,531
           Sumitomo Seika Chemicals Co., Ltd.                                                          158,000             659,892
       #   Sumitomo Titanium Corp.                                                                      39,000           6,285,690
           Taisei Lamick Co., Ltd.                                                                      13,100             335,966
       #   Takasago International Corp.                                                                243,000           1,053,718
       #   Takiron Co., Ltd.                                                                           164,000             611,731
           Tateho Chemical Industries Co., Ltd.                                                         26,500             122,980
           Tayca Corp.                                                                                 124,000             436,264
       *   Titan Kogyo Kabushiki Kaisha                                                                 36,000              85,404
       #   Toda Kogyo Corp.                                                                             92,000             363,920
           Tohcello Co., Ltd.                                                                           83,000             548,075
     # *   Toho Rayon Co., Ltd.                                                                        345,000           2,029,497
       #   Toho Zinc Co., Ltd.                                                                         312,000           1,430,095
     # *   Tohpe Corp.                                                                                  36,000              65,957
       #   Tokai Carbon Co., Ltd.                                                                      534,000           2,145,845
       #   Tokai Pulp & Paper Co., Ltd.                                                                157,000             530,679
           Tokushu Paper Manufacturing Co., Ltd.                                                       111,000             623,736
           Tokyo Rope Manufacturing Co., Ltd.                                                          404,000             981,046
       #   Tokyo Tekko Co., Ltd.                                                                       112,000             541,584
           Tomoegawa Paper Co., Ltd.                                                                    80,000             315,249
           Tomoku Co., Ltd.                                                                            220,000             597,443
           Topy Industries, Ltd.                                                                       571,000           2,049,561
           Toyo Kohan Co., Ltd.                                                                        255,000             897,117
           Tsutsunaka Plastic Industry Co., Ltd.                                                        92,000             383,113
           TYK Corp.                                                                                    82,000             227,495
           Ube Material Industries, Ltd.                                                               192,000             587,660
       #   Wood One Co., Ltd.                                                                          122,000             705,993
           Yamamura Glass Co., Ltd.                                                                    287,000             978,619
           Yamato Kogyo Co., Ltd.                                                                      160,000           2,399,176
           Yodogawa Steel Works, Ltd.                                                                  338,000           1,968,837
           Yuki Gosei Kogyo Co., Ltd.                                                                   31,000             122,665
       #   Yushiro Chemical Industry Co., Ltd.                                                          38,000             950,749
                                                                                                                 -----------------
Total Materials                                                                                                        123,124,783
                                                                                                                 -----------------
Financials -- (8.1%)
           Aichi Bank, Ltd.                                                                             11,500           1,426,806
           Akita Bank, Ltd.                                                                            511,000           2,726,339
           Aomori Bank, Ltd.                                                                           458,000           1,946,263
       *   Azel Corp., Tokyo                                                                            89,000             261,824
           Bank of Okinawa, Ltd.                                                                        50,400           2,203,227
           Bank of Saga, Ltd.                                                                          441,000           1,784,165
           Bank of the Ryukyus, Ltd.                                                                    74,380           2,629,892
       #   Central Finance Co., Ltd.                                                                   241,000           2,580,355
           Century Leasing System, Inc.                                                                136,000           1,872,544
       *   Chiba Kogyo Bank, Ltd.                                                                      129,700           2,504,491
           Chukyo Bank, Ltd.                                                                           532,000           1,892,232
       #   Cosmo Securities Co., Ltd.                                                                1,099,000           2,843,611
       #   Credia Co., Ltd.                                                                             28,000             400,079
           Daibiru Corp.                                                                               288,000           2,503,859
           Daiko Clearing Services Corp.                                                                38,000             473,763
           Daisan Bank, Ltd.                                                                           480,000           1,641,650
           Daiwa Kosho Lease Co., Ltd.                                                                 375,000           2,116,615
           Ehime Bank, Ltd.                                                                            380,000           1,550,445
       #   Eighteenth Bank, Ltd.                                                                       452,000           2,975,582
           Fukui Bank, Ltd.                                                                            618,000           2,377,117
       #   Fukushima Bank, Ltd.                                                                        523,000           1,136,066
       *   Gro-BeLS Co., Ltd.                                                                          134,000             249,059
           Higashi-Nippon Bank, Ltd.                                                                   471,000           2,432,623

       #   Hokuetsu Bank, Ltd.                                                                         588,000           1,792,642
           Ichiyoshi Securities Co., Ltd.                                                              121,000           1,646,487
           Jaccs Co., Ltd.                                                                             207,000           1,920,526
           Kagawa Bank, Ltd.                                                                           205,350           1,381,301
     # *   Kanto Tsukuba Bank, Ltd.                                                                     76,300           1,189,300
           Keihanshin Real Estate Co., Ltd.                                                            117,000           1,030,869
           Kita-Nippon Bank, Ltd.                                                                       20,406           1,087,954
           Kiyo Bank, Ltd.                                                                           1,083,000           2,595,515
           Kobayashi Yoko Co., Ltd.                                                                     21,600             337,911
       #   Kosei Securities Co., Ltd.                                                                  226,000             556,227
       *   Kyushu-Shinwa Holdings, Inc.                                                                910,000           2,572,229
           Marusan Securities Co., Ltd.                                                                197,000           1,699,713
           Meiwa Estate Co., Ltd.                                                                       63,600             882,215
           Michinoku Bank, Ltd.                                                                        387,000           1,646,165
           Minato Bank, Ltd.                                                                           965,000           3,146,759
           Mito Securities Co., Ltd.                                                                   200,000           1,090,130
           Mitsubishi UFJ Financial Group, Inc.                                                              1              11,181
           Miyazaki Bank, Ltd.                                                                         364,000           1,856,427
       *   Momiji Holdings, Inc.                                                                           743           2,295,358
           Nagano Bank, Ltd.                                                                           230,000             861,910
       #   Nisshin Fire & Marine Insurance Co., Ltd.                                                   494,000           1,989,936
       #   Odakyu Real Estate Co., Ltd.                                                                 85,000             412,272
           Oita Bank, Ltd.                                                                             301,000           2,346,740
           Osaka Securities Finance Co., Ltd.                                                           54,000             285,689
           Pocket Card Co., Ltd.                                                                        41,000           1,035,458
           Ricoh Leasing Co., Ltd.                                                                      77,400           2,062,267
       #   Sankei Building Co., Ltd.                                                                   159,000           1,189,694
       #   Sanyo Electric Credit Co., Ltd.                                                              83,700           1,386,568
           Shimizu Bank, Ltd.                                                                           23,200           1,173,765
           Shinki Co., Ltd.                                                                            176,300           1,750,200
           Shoei Co., Ltd.                                                                              31,680             803,349
       #   Suruga Corp.                                                                                 27,000           1,687,745
       #   Tachihi Enterprise Co., Ltd.                                                                 35,450           1,586,749
           Takagi Securities Co., Ltd.                                                                 125,000             611,441
       #   The Daito Bank, Ltd.                                                                        376,000           1,012,811
           TOC Co., Ltd.                                                                               330,950           2,006,053
           Tochigi Bank, Ltd.                                                                          295,000           2,309,230
           Toho Bank, Ltd.                                                                             578,000           2,971,922
           Toho Real Estate Co., Ltd.                                                                  140,000           1,188,039
           Tohoku Bank, Ltd.                                                                           194,000             563,843
           Tokai Tokyo Securities Co., Ltd.                                                            740,250           3,044,778
           Tokushima Bank, Ltd.                                                                        186,200           1,746,409
           Tokyo Rakutenchi Co., Ltd.                                                                  147,000             651,931
       #   Tokyo Theatres Co., Inc., Tokyo                                                             164,000             618,868
           Tokyo Tomin Bank, Ltd.                                                                       70,500           2,617,700
           Tokyu Community Corp.                                                                        35,700             872,554
       #   Tokyu Livable Inc.                                                                           37,600           1,960,017
           Tomato Bank, Ltd.                                                                           290,000             814,165
           Tottori Bank, Ltd.                                                                          235,000             761,622
           Towa Bank, Ltd.                                                                             608,000           1,820,727
     # *   Towa Real Estate Development Co., Ltd.                                                      263,000           1,298,187
       #   Toyo Securities Co., Ltd.                                                                   214,000             915,098
           Yamagata Bank, Ltd.                                                                         456,000           2,590,785
           Yuraku Real Estate Co., Ltd.                                                                131,000             840,324
                                                                                                                 -----------------
Total Financials                                                                                                       121,056,362
                                                                                                                 -----------------
Consumer Staples -- (7.2%)
           Aderans Co., Ltd.                                                                            91,750           2,288,536
           Ahjikan Co., Ltd.                                                                            10,500              79,840
       #   Ariake Japan Co., Ltd.                                                                       81,600           1,781,966
           Asahi Soft Drinks Co., Ltd.                                                                 128,000           1,422,156
           Bull Dog Sauce Co., Ltd.                                                                     37,000             390,396
       #   Calpis Co., Ltd.                                                                            191,000           1,257,431
     # *   Cawachi, Ltd.                                                                                61,100           2,484,373
           CFS Corp.                                                                                    61,500             401,031
           Chuo Gyorui Co., Ltd.                                                                        61,000             154,565
           Coca-Cola Central Japan Co., Ltd.                                                               233           1,906,673
           CVS Bay Area, Inc.                                                                           30,000              91,635
           DyDo Drinco, Inc.                                                                            40,100           1,348,240

           Echo Trading Co., Ltd.                                                                       11,000             130,070
           Ensuiko Sugar Refining Co., Ltd.                                                             72,000             266,025
           Fancl Corp.                                                                                  51,400           2,501,771
       *   First Baking Co., Ltd.                                                                       98,000             191,868
       #   Fuji Oil Co., Ltd.                                                                          224,100           1,991,797
           Fujicco Co., Ltd.                                                                            69,000             938,083
       #   Fujiya Co., Ltd.                                                                            283,000             691,062
           Hagoromo Foods Corp.                                                                         41,000             396,783
           Harashin Co., Ltd.                                                                           42,000             571,037
       #   Hayashikane Sangyo Co., Ltd.                                                                166,000             257,302
           Heiwado Co., Ltd.                                                                           151,000           2,894,891
     # *   Hohsui Corp.                                                                                 56,000             102,318
           Hokkaido Coca-Cola Bottling Co., Ltd.                                                        80,000             508,360
       #   Hokuto Corp.                                                                                 80,600           1,235,615
           Inageya Co., Ltd.                                                                           126,000             987,141
           Itochu Shokuh Co., Ltd.                                                                      33,600           1,285,521
       #   Itoham Foods, Inc.                                                                          539,000           2,076,800
           Izumiya Co., Ltd.                                                                           212,000           1,560,456
           J-Oil Mills, Inc.                                                                           402,000           1,892,184
           K.R.S. Corp.                                                                                 25,500             374,475
       #   Kagome Co., Ltd.                                                                            224,500           2,249,832
           Kameda Seika Co., Ltd.                                                                       48,000             440,780
       *   Kanebo, Ltd.                                                                                104,200             313,096
           Kasumi Co., Ltd.                                                                            132,000             792,767
           Key Coffee, Inc.                                                                             56,400             719,252
       #   Kibun Food Chemifa Co., Ltd.                                                                 73,000           1,602,017
           Kinki Coca-Cola Bottling Co., Ltd.                                                          159,000           1,534,186
       #   Kirindo Co., Ltd.                                                                            10,300             113,049
           Kyodo Shiryo Co., Ltd.                                                                      225,000             395,206
           Kyokuyo Co., Ltd.                                                                           241,000             599,770
       #   Life Corp.                                                                                  133,400           1,937,410
           Mandom Corp.                                                                                 62,800           1,452,298
           Marudai Food Co., Ltd.                                                                      333,000             902,661
       #   Maruetsu, Inc.                                                                              313,000           1,076,288
       #   Maruha Group, Inc.                                                                          768,000           1,745,140
           Maruya Co., Ltd.                                                                             14,000              98,414
           Maxvalu Tohok Co., Ltd.                                                                      18,200             149,684
           Meito Sangyo Co., Ltd.                                                                       58,400             915,985
       #   Mercian Corp.                                                                               348,000           1,090,084
           Mikuni Coca-Cola Bottling Co., Ltd.                                                         137,000           1,313,859
           Milbon Co., Ltd.                                                                             26,700             984,649
           Ministop Co., Ltd.                                                                           69,400           1,462,423
       #   Mitsui Sugar Co., Ltd.                                                                      360,850           1,414,042
       #   Miyoshi Oil & Fat Co., Ltd.                                                                 178,000             428,608
           Morinaga & Co., Ltd.                                                                        697,000           1,854,968
           Morinaga Milk Industry Co., Ltd.                                                            713,000           2,520,688
           Morishita Jinton Co., Ltd.                                                                   32,800             126,264
           Morozoff, Ltd., Osaka                                                                        50,000             154,330
           Myojo Foods Co., Ltd.                                                                        91,000             528,686
       #   Nagatanien Co., Ltd.                                                                         96,000             715,653
           Nakamuraya Co., Ltd.                                                                        152,000             820,491
           Nichiro Corp.                                                                               419,000             971,203
           Nihon Shokuh Kako Co., Ltd.                                                                  71,000             251,214
           Niitaka Co., Ltd.                                                                             7,260              73,799
       #   Nippon Beet Sugar Manufacturing Co., Ltd.                                                   363,000             952,486
       #   Nippon Flour Mills Co., Ltd.                                                                447,000           1,803,944
           Nippon Formula Feed Manufacturing Co., Ltd.                                                 144,000             263,813
           Nippon Suisan Kaisha, Ltd.                                                                  529,000           2,044,401
           Nissin Sugar Manufacturing Co., Ltd.                                                        102,000             342,248
           Nitto Flour Milling Co., Ltd.                                                                90,000             304,924
       #   Nosan Corp.                                                                                 317,000             929,735
       #   Oenon Holdings, Inc.                                                                        159,000             530,047
           Oie Sangyo Co., Ltd.                                                                         13,200             124,178
           Okuwa Co., Ltd.                                                                             113,000           1,507,262
           Olympic Corp.                                                                                48,200             434,670
           Oriental Yeast Co., Ltd.                                                                     77,000             483,009
           Pigeon Corp.                                                                                 46,900             592,516
           Poplar Co., Ltd.                                                                             19,660             273,883
           Posful Corp.                                                                                 47,600             229,339

       *   Prima Meat Packers, Ltd.                                                                    533,000             760,235
           Q'Sai Co., Ltd.                                                                              81,600             695,443
           Riken Vitamin Co., Ltd.                                                                      58,400           1,360,066
           Rock Field Co., Ltd.                                                                         32,000             473,272
           S Foods, Inc.                                                                                77,500             718,308
           Sakata Seed Corp.                                                                           132,300           1,851,385
       #   Seijo Corp.                                                                                  27,200             661,713
           Shikoku Coca-Cola Bottling Co., Ltd.                                                         55,700             671,337
           Shoei Foods Corp.                                                                            35,000             228,287
           Showa Sangyo Co., Ltd.                                                                      438,000           1,153,378
     # *   Snow Brand Milk Products Co., Ltd.                                                          577,000           2,558,289
           Snow Brand Seed Co., Ltd.                                                                    30,000             142,554
           Sogo Medical Co., Ltd.                                                                       13,400             308,663
           Sonton Food Industry Co., Ltd.                                                               43,000             449,521
       #   Sotetsu Rosen Co., Ltd.                                                                      60,000             292,953
           Starzen Corp.                                                                               169,000             513,908
       #   Sugi Pharmacy Co., Ltd.                                                                      63,700           2,324,752
       #   T.Hasegawa Co., Ltd.                                                                        107,400           1,522,076
           The Nisshin Oillio Group, Ltd.                                                              346,000           2,216,976
           Three F Co., Ltd.                                                                            12,200             110,537
       *   Tobu Store Co., Ltd.                                                                        165,000             475,141
           Toho Co., Ltd.                                                                               58,000             411,501
           Tokyu Store Chain Corp.                                                                     175,000             770,468
           Torigoe Co., Ltd.                                                                            63,000             578,230
     # *   Toyo Sugar Refining Co., Ltd.                                                               105,000             168,069
       *   Tsuruha Holdings, Inc.                                                                       46,400           1,843,452
           U.Store Co., Ltd.                                                                            63,600             539,359
       #   Unicafe, Inc.                                                                                14,260             198,128
           Unimat Offisco Corp.                                                                         45,500             585,004
       #   Valor Co., Ltd.                                                                              65,200           2,251,378
           Wakodo Co., Ltd.                                                                             12,200             329,937
           Warabeya Nichiyo Co., Ltd.                                                                   34,760             531,639
           Yaizu Suisankagaku Industry Co., Ltd.                                                        27,500             274,932
       #   Yaoko Co., Ltd.                                                                              51,300           1,197,161
       #   Yomeishu Seizo Co., Ltd.                                                                     82,000             752,325
           Yonekyu Corp.                                                                                69,000             771,237
       #   Yukiguni Maitake Co., Ltd.                                                                   60,580             265,611
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 107,982,877
                                                                                                                 -----------------
Health Care -- (3.0%)
           Aloka Co., Ltd.                                                                              63,000             461,266
           As One Corp.                                                                                 44,580             927,647
       #   Create Medic Co., Ltd.                                                                       21,000             262,729
       #   Eiken Chemical Co., Ltd.                                                                     54,000             684,349
           Fuso Pharmaceutical Industries, Ltd.                                                        234,000             760,463
           Hitachi Medical Corp.                                                                       100,000           1,151,837
           Hogy Medical Co., Ltd.                                                                       41,900           2,259,581
           Iwaki & Co., Ltd.                                                                            38,000             137,292
           Japan Medical Dynamic Marketing, Inc.                                                        38,300             381,523
       #   Jeol, Ltd.                                                                                  210,000           1,085,221
           JMS Co., Ltd.                                                                                69,000             256,941
       #   Kaken Pharmaceutical Co., Ltd.                                                              268,000           1,951,292
           Kawamoto Corp.                                                                                4,000              23,412
           Kawanishi Holdings, Ltd.                                                                      3,500              49,609
           Kawasumi Laboratories, Inc.                                                                  35,000             228,908
       #   Kissei Pharmaceutical Co., Ltd.                                                              53,000           1,009,168
           KYORIN Pharmaceutical Co., Ltd.                                                             111,000           1,294,267
           Miraca Holdings, Inc.                                                                        63,000           1,315,517
           Mochida Pharmaceutical Co., Ltd.                                                            330,000           2,794,420
       #   Nichii Gakkan Co.                                                                            90,900           2,219,722
           Nihon Kohden Corp.                                                                          119,000           1,950,263
       #   Nikken Chemicals Co., Ltd.                                                                  171,000             578,849
     # *   Nippon Chemiphar Co., Ltd.                                                                   87,000             670,459
           Nippon Shinyaku Co., Ltd.                                                                   183,000           1,428,055
           Nipro Corp.                                                                                 171,000           2,339,378
           Nissui Pharmaceutical Co., Ltd.                                                              34,000             257,864
           Paramount Bed Co., Ltd.                                                                      82,100           1,971,850
           Rion Co., Ltd.                                                                                5,000              33,355
       #   Rohto Pharmaceutical Co., Ltd.                                                              272,000           2,578,195

           Seikagaku Corp.                                                                             137,500           1,414,086
       #   SS Pharmaceutical Co., Ltd., Tokyo                                                          318,000           2,399,080
           Teikoku Hormone Manufacturing Co., Ltd.                                                      55,000             594,044
       #   Topcon Corp.                                                                                120,000           3,530,340
           Torii Pharmaceutical Co., Ltd.                                                               74,900           1,592,611
           Towa Pharmaceutical Co., Ltd.                                                                37,700             859,112
     # *   Toyama Chemicals Co., Ltd.                                                                  486,000           2,196,529
           Vital-Net, Inc.                                                                              98,800             633,572
           Wakamoto Pharmaceutical Co., Ltd.                                                            77,000             316,385
       #   Zeria Pharmaceutical Co., Ltd.                                                              116,000           1,031,201
                                                                                                                 -----------------
Total Health Care                                                                                                       45,630,392
                                                                                                                 -----------------
Energy -- (0.9%)
           AOC Holdings, Inc.                                                                           20,000             320,687
     # *   Fuji Kosan Co., Ltd.                                                                        178,000             295,989
           Itochu Enex Co., Ltd.                                                                       232,400           1,791,708
           Japan Oil Transportation Co., Ltd.                                                           64,000             206,216
           Kanto Natural Gas Development Co., Ltd.                                                     138,000             917,614
       #   Kyoei Tanker Co., Ltd.                                                                       78,000             253,468
           Mitsuuroko Co., Ltd.                                                                        172,000           1,210,963
           Modec, Inc.                                                                                  85,900           2,260,875
           Nippon Gas Co., Ltd.                                                                        115,000           1,159,790
       #   Petrolub International Co., Ltd.                                                             52,900             231,576
       #   Sala Corp.                                                                                   84,000             421,928
           San-Ai Oil Co., Ltd.                                                                        191,000             937,447
       #   Shinko Plantech Co., Ltd.                                                                   104,000             474,180
           Sinanen Co., Ltd.                                                                           181,000             984,715
           Toa Oil Co., Ltd.                                                                           238,000             513,467
     # *   Toyo Kanetsu KK                                                                             341,000             788,517
                                                                                                                 -----------------
Total Energy                                                                                                            12,769,140
                                                                                                                 -----------------
Telecommunication Services -- (0.6%)
           Hokkaido Gas Co., Ltd.                                                                      127,000             395,310
           Hokuriku Gas Co., Ltd.                                                                       64,000             190,052
           JSAT Corp.                                                                                      820           1,540,722
           Okinawa Electric Power Co., Ltd.                                                             41,310           2,151,773
           Saibu Gas Co., Ltd.                                                                         935,000           2,018,295
           Shizuokagas Co., Ltd.                                                                       178,000           1,267,947
           Tokai Corp.                                                                                 174,000             755,077
                                                                                                                 -----------------
Total Telecommunication Services                                                                                         8,319,176
                                                                                                                 -----------------
Other -- (0.0%)
       *   Akai Electric Co., Ltd.                                                                     363,000               3,030
       *   Fujii & Co., Ltd.                                                                            44,000                 367
       *   Gajoen Kanko KK                                                                              37,000                   0
       *   GKN D1 Tochigi Holdings Shares                                                                   51             141,749
       *   Kakuei (L.) Corp.                                                                           100,000                 835
       *   Kirayaka Holdings, Inc.                                                                      98,000             333,728
       *   Maruishi Holdings Co., Ltd.                                                                 214,000               1,786
       *   New Real Property KK                                                                         43,900                   0
       *   Nichiboshin, Ltd.                                                                             1,190                 993
       *   Takarabune Corp.                                                                             26,000                 217
                                                                                                                 -----------------
Total Other                                                                                                                482,705
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  1,143,224,669
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   Kanematsu Corp. Warrants 03/31/06                                                            20,125                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (23.7%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
              $6,953,924 U.S. STRIPS 02/15/09, valued at $56,053,359) to be repurchased
              at $5,934,666                                                                  $           5,934           5,934,015
       ^   Repurchase Agreement, Deutsche Bank Securities 3.97%, 12/01/05 (Collateralized
              by $14,399,000 U.S. Treasury Bond 9.00%, 11/15/18, valued at $20,401,357)
              to be repurchased at $20,002,206                                                          20,000          20,000,000
       ^   Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
              (Collateralized by $565,609,575 U.S. STRIPS, rates ranging from 0%
              to 8.875%, maturities ranging from 02/15/06 to 05/15/30, valued at
              $331,500,790) to be repurchased at $325,035,840                                          325,000         325,000,000
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $4,863,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $4,765,740) to be repurchased at $4,695,506                                                4,695           4,695,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       355,629,015
TOTAL INVESTMENTS - (100.0%)
(Cost $1,327,263,759)                                                                                            $   1,498,853,684
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                        ASIA PACIFIC SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
AUSTRALIA -- (44.8%)
COMMON STOCKS -- (44.7%)
           A.I., Ltd.                                                                                  129,195   $          22,356
           A.P. Eagers, Ltd.                                                                            28,067             158,744
           AAV, Ltd.                                                                                   192,653             135,353
       #   ABB Grain, Ltd.                                                                             389,031           2,064,717
           ABC Learning Centres, Ltd.                                                                  729,584           3,903,855
       *   Acclaim Exploration NL                                                                      435,905               7,973
       *   Adacel Technologies, Ltd.                                                                   113,249              31,387
           ADCorp Australia, Ltd.                                                                      123,389              60,638
       #   Adelaide Bank, Ltd.                                                                         284,576           2,779,126
           Adelaide Brighton, Ltd.                                                                   1,513,416           2,288,398
       #   Adsteam Marine, Ltd.                                                                        723,622           1,024,544
           Adtrans Group, Ltd.                                                                          32,047              76,359
       *   Agenix, Ltd.                                                                                333,983              64,064
       *   AGT Biosciences, Ltd.                                                                       261,684             123,504
       *   Ainsworth Game Technology, Ltd.                                                             393,653             152,469
           AJ Lucas Group, Ltd.                                                                         85,235              65,170
           Alesco Corp., Ltd.                                                                          188,203           1,339,201
       *   Alkane Exploration, Ltd.                                                                    185,165              27,215
       *   Allegiance Mining NL                                                                        702,073              72,466
       *   Allied Medical, Ltd.                                                                         11,824                   0
       *   Altium, Ltd.                                                                                162,100              25,534
           Amalgamated Holdings, Ltd.                                                                  320,951           1,066,452
           Amcom Telecommunications, Ltd.                                                              596,711              77,125
       *   Amity Oil NL                                                                                372,573             125,141
       *   Amrad Corp., Ltd.                                                                           211,023              76,154
       *   Anadis, Ltd.                                                                                136,900              38,913
           Ansell, Ltd.                                                                                 19,924             158,420
       *   Antaeus Energy, Ltd.                                                                        193,687              13,309
       #   ARB Corporation, Ltd.                                                                       151,288             322,104
     # *   Arc Energy, Ltd.                                                                            566,634             707,642
           Ariadne Australia, Ltd.                                                                     286,001              81,412
           Arrow Pharmaceuticals, Ltd.                                                                 787,475           1,702,702
           Aspen Group, Ltd.                                                                             4,275               3,617
           Atlas Group Holding, Ltd.                                                                   243,901             208,186
       *   Atlas Pacific, Ltd.                                                                          82,585              13,728
           AuIron Energy, Ltd.                                                                         491,058             830,573
           Ausdrill, Ltd.                                                                              183,417             121,477
       *   Ausmelt, Ltd.                                                                                36,118              10,727
           Auspine, Ltd.                                                                               115,651             286,458
           Austal, Ltd.                                                                                521,649             885,629
     # *   Austar United Communications, Ltd.                                                        3,280,450           2,807,461
           Austereo Group, Ltd.                                                                      1,080,140           1,259,395
           Austin Group, Ltd.                                                                           70,265              40,198
       #   Australand Property Group                                                                   766,964           1,148,482
       #   Australian Agricultural Co., Ltd.                                                           667,681             863,477
       *   Australian Magnesium Corp., Ltd.                                                             16,619               3,449
           Australian Pharmaceutical Industries, Ltd.                                                  717,359           1,710,269
           Australian Pipeline Trust                                                                   752,465           2,161,220
     # *   Australian Worldwide Exploration, Ltd.                                                      929,537           1,421,944
           Auto Group, Ltd.                                                                             41,309              12,514
       #   Autron Corporation, Ltd.                                                                    989,247              76,173
           AV Jennings Homes, Ltd.                                                                     496,066             447,226
           Avatar Industries, Ltd.                                                                     195,019             182,904
       *   Avexa, Ltd.                                                                                  67,761              14,542
       *   Ballarat Goldfields NL                                                                    2,137,767             533,029
       #   Bank of Queensland, Ltd.                                                                    270,041           2,945,540
           Baxter Group, Ltd.                                                                           89,652             353,799
       #   BayCorp Advantage, Ltd.                                                                     595,343           1,465,228
           Beach Petroleum, Ltd.                                                                     1,963,084           1,270,538
           Beaconsfield Gold NL                                                                         89,078              19,899
           Bendigo Bank, Ltd.                                                                          367,307           3,249,490
     # *   Bendigo Mining NL                                                                           651,655             655,755
       *   Betcorp, Ltd.                                                                               273,622              71,018
       *   Beyond International, Ltd.                                                                   61,256              31,229
     # *   Biota Holdings, Ltd.                                                                        265,336             339,798
           Blackmores, Ltd.                                                                             37,565             407,455

       *   Blina Diamonds, Ltd.                                                                         13,703               4,963
           Bolnisi Gold NL                                                                             724,156             526,749
           Boom Logistics, Ltd.                                                                        402,222             947,459
       *   Boulder Group NL                                                                            717,587              95,003
       *   BQT Solutions, Ltd.                                                                         179,898              24,580
       *   Bradken, Ltd.                                                                               195,022             587,619
           Brazin, Ltd.                                                                                276,893             367,409
           Brickworks, Ltd.                                                                             24,266             232,705
           Bridgestone Australia, Ltd.                                                                  66,100             146,197
       *   Broadcast Services Australia, Ltd.                                                          337,438              65,013
       *   Buka Mineral, Ltd.                                                                          210,323              41,783
           Cabcharge Australia, Ltd.                                                                   296,963           1,402,532
           Campbell Brothers, Ltd.                                                                     111,270             885,335
           Candle Australia, Ltd.                                                                      113,822             211,759
       *   Cape Range Wireless, Ltd.                                                                 3,581,304              60,416
     # *   Capral Aluminium, Ltd.                                                                      460,611             445,531
       *   Carpenter Pacific Resources, Ltd.                                                           225,546              64,642
           CDS Technologies, Ltd.                                                                       61,294             116,084
           Cedar Woods Properties, Ltd.                                                                 77,414             174,668
       *   Cellestis, Ltd.                                                                             220,327             481,198
           Cellnet Telecommunications Group, Ltd.                                                       91,100              66,720
       *   Centamin Egypt, Ltd.                                                                        996,437             330,394
       #   Centennial Coal, Ltd.                                                                       738,486           2,175,134
           Central Equity, Ltd.                                                                        183,928             316,326
       *   Charters Towers Gold Mines, Ltd.                                                            727,142              61,969
       *   Chemeq, Ltd.                                                                                166,742             107,683
           Chiquita Brands South Pacific, Ltd.                                                         348,787             173,198
           Circadian Technologies, Ltd.                                                                 64,591              52,265
           Citect Corp., Ltd.                                                                          109,822             124,367
       *   City Pacific, Ltd.                                                                           75,439             219,432
       *   Climax Mining, Ltd.                                                                         870,299             135,361
     # *   Clough, Ltd.                                                                              1,236,465             356,525
       *   Clover Corp., Ltd.                                                                          269,348              31,765
       *   Cluff Resources Pacific NL                                                                  911,746               8,021
           CMI, Ltd.                                                                                    81,810              82,853
       *   CO2 Group, Ltd.                                                                             280,693              49,706
       #   Coates Hire, Ltd.                                                                           686,393           2,613,691
           Codan, Ltd.                                                                                 141,104             134,932
           Coffey International, Ltd.                                                                  172,382             453,082
           Collection House, Ltd.                                                                      224,054             232,969
       #   Colorado Group, Ltd.                                                                        245,109             865,987
           Commander Communications, Ltd.                                                              534,264             801,963
       *   Compass Resources NL                                                                         88,000              76,146
       #   Consolidated Minerals, Ltd.                                                                 607,000           1,338,539
       *   Coplex Resources NL                                                                         231,400              15,387
           Corporate Express Australia, Ltd.                                                           479,055           2,157,286
           Count Financial, Ltd.                                                                       567,306             838,556
           Coventry Group, Ltd.                                                                         91,754             406,586
       *   CPI, Ltd.                                                                                    68,585              25,388
       #   Crane Group, Ltd.                                                                           157,104           1,131,262
       *   Croesus Mining NL                                                                           798,235             178,427
       *   Cue Energy Resources, Ltd.                                                                  452,354              68,084
           Danks Holdings, Ltd.                                                                         10,425              76,352
       #   DCA Group, Ltd.                                                                             509,294           1,486,185
       #   Devine, Ltd.                                                                                309,498             155,608
       *   Dioro Exploration NL                                                                        297,142              16,456
       *   Dominion Mining, Ltd.                                                                       192,017             117,091
       *   Dragon Mining NL                                                                            709,605              77,910
     # *   E.R.G., Ltd.                                                                              1,647,173             151,256
       *   Echelon Resources, Ltd.                                                                       7,950               4,072
       *   Emporer Mines, Ltd.                                                                         324,668             107,453
           Energy Developments, Ltd.                                                                   385,015           1,126,556
       *   Energy World Corp., Ltd.                                                                    325,630               6,251
       #   Envestra, Ltd.                                                                            2,038,400           1,736,178
       *   Environmental Solutions International, Ltd.                                                  67,364               3,285
           Equigold NL                                                                                 406,475             414,523
           Evans & Tate, Ltd.                                                                          164,154              32,794
       #   Excel Coal, Ltd.                                                                            552,310           2,682,663
     # *   Falcon Minerals, Ltd.                                                                       240,897             109,926
           Fantastic Holdings, Ltd.                                                                    240,681             648,160
           FKP, Ltd.                                                                                   496,336           1,720,561
       #   Fleetwood Corp., Ltd.                                                                       121,776             692,113
       #   Flight Centre, Ltd.                                                                         263,233           1,937,141
           Forest Enterprises Australia, Ltd.                                                          570,767             227,270
     # *   Fortescue Metals Group, Ltd.                                                                591,213           2,152,535
       #   Funtastic, Ltd.                                                                             312,883             434,053
           Futuris Corp., Ltd.                                                                       1,834,464           2,663,562

           Gale Pacific, Ltd.                                                                          124,716             156,500
       #   GasNet Australia Group                                                                      399,700             780,763
           Gazal Corp., Ltd.                                                                           104,542             235,108
     # *   Genetic Technologies, Ltd.                                                                  830,383             336,953
       *   Geodynamics, Ltd.                                                                           212,778             255,783
       *   Giants Reef Mining, Ltd.                                                                     41,182              25,863
           Globe International, Ltd.                                                                   882,836             188,900
       *   Gold Aura, Ltd.                                                                              41,097               2,166
       *   Goldstream Mining NL                                                                        151,648              44,623
           Gowing Bros., Ltd.                                                                           79,311             156,340
       *   Gradipore, Ltd.                                                                             248,857             322,344
           Graincorp, Ltd. Series A                                                                     97,210             792,286
           Grand Hotel Group                                                                           473,257             321,400
           GRD, Ltd.                                                                                   494,134             951,479
       #   Great Southern Plantations, Ltd.                                                            834,289           1,944,329
           Green's Foods, Ltd.                                                                         197,278              82,364
           GUD Holdings, Ltd.                                                                          174,840             976,025
       #   Gunns, Ltd.                                                                                 921,934           1,995,132
       *   Gutnick Resources NL                                                                         17,866                 656
           GWA International, Ltd.                                                                     746,413           1,670,204
     # *   Hardman Resources, Ltd.                                                                   1,706,925           2,381,887
           Healthscope, Ltd.                                                                           517,334           2,296,002
       *   Henry Walker Eltin Group, Ltd.                                                              463,214                   0
     # *   Herald Resources, Ltd.                                                                       69,910              30,842
           HGL, Ltd.                                                                                    89,156             123,646
       #   Hills Industries, Ltd.                                                                      459,802           1,620,550
           Home Building Society, Ltd.                                                                  28,368             262,478
       *   Horizon Oil, Ltd.                                                                           752,832              60,847
       #   Housewares International, Ltd.                                                              314,587             384,865
           HPAL, Ltd.                                                                                  274,861             355,427
     # *   Hutchison Telecommunications (Australia), Ltd.                                            1,455,265             294,893
           IBA Health, Ltd.                                                                            552,155             186,869
       *   ICSGlobal, Ltd.                                                                             155,693              41,305
           iiNet, Ltd.                                                                                 293,557             414,452
       *   Imdex, Ltd.                                                                                 135,662              30,010
           Incitec Pivot, Ltd.                                                                         125,614           1,485,721
       *   Independent Practitioner Network, Ltd.                                                      457,414              26,677
       *   Indophil Resources NL                                                                       638,264             291,036
           Infomedia, Ltd.                                                                             696,356             272,122
           Institute of Drug Technology Australia, Ltd.                                                 82,205             113,587
           Integrated Group, Ltd.                                                                      145,820             194,425
           Integrated Research, Ltd.                                                                   261,513             109,747
           Integrated Tree Cropping, Ltd.                                                               95,052              66,187
       *   Intellect Holdings, Ltd.                                                                     48,363                 674
       *   Intermoco, Ltd.                                                                           1,067,459              41,092
       *   International All Sports, Ltd.                                                               58,815              16,268
           Invocare, Ltd.                                                                              240,393             706,074
       #   IOOF Holdings, Ltd.                                                                         168,916             894,055
       #   Iress Market Technology, Ltd.                                                               281,018             889,818
           IWL, Ltd.                                                                                   133,678             365,666
       *   Ixla, Ltd.                                                                                   89,921               1,528
       #   JB Hi-Fi, Ltd.                                                                              281,832             810,753
       #   Jones (David),  Ltd.                                                                      1,190,508           2,120,094
       #   Jubilee Mines NL                                                                            358,412           1,908,425
           Just Group, Ltd.                                                                            605,300           1,109,534
           K&S Corp., Ltd.                                                                             140,818             355,204
       *   Kagara Zinc, Ltd.                                                                           437,281             572,969
       *   Keycorp, Ltd.                                                                               156,412             171,974
       *   Kids Campus, Ltd.                                                                            69,303              44,932
       *   Kimberley Diamond Co. NL                                                                    274,068             273,755
       *   Kings Minerals NL                                                                           516,989              70,644
       #   Kingsgate Consolidated, Ltd.                                                                218,112             669,995
           Kresta Holdings, Ltd.                                                                       231,002              36,794
       *   Lakes Oil NL                                                                              2,260,738              33,350
           Lemarne Corp., Ltd.                                                                          20,790              37,522
       *   Leyshon Resources, Ltd.                                                                     103,357              19,862
           Lighting Corp., Ltd.                                                                        180,200              83,837
       *   Longreach Group, Ltd.                                                                       276,023              20,317
       *   Lynas Corp., Ltd.                                                                           433,768              48,019
       #   MacArthur Coal, Ltd.                                                                        482,490           1,898,769
           MacMahon Holdings, Ltd.                                                                     938,199             408,388
       *   Macmin Silver, Ltd.                                                                         343,722              49,094
       *   Macquarie Telecom Group, Ltd.                                                                35,019              28,461
           Magellan Petroleum Australia, Ltd.                                                           32,760              33,597
       *   Magnesium International, Ltd.                                                                32,803              33,889
       *   Maryborough Sugar Factory, Ltd.                                                                 600               3,730
       *   Matrix Oil NL                                                                               557,000              18,108

           MaxiTRANS Industries, Ltd.                                                                  482,299             285,206
       #   McGuigan Simeon Wines, Ltd.                                                                 308,409             728,591
           McPherson's, Ltd.                                                                           146,587             265,341
       *   Medica Holdings, Ltd.                                                                        31,587              20,507
           Melbourne IT, Ltd.                                                                           85,583              84,252
       *   Metabolic Pharmaceuticals, Ltd.                                                             700,000             250,266
     # *   Metal Storm, Ltd.                                                                         1,482,706             236,128
       #   MFS, Ltd.                                                                                   276,486             558,974
     # *   Miller's Retail, Ltd.                                                                       566,259             492,562
           Minara Resources, Ltd.                                                                    1,229,086           1,649,862
           Mincor Resources NL                                                                         492,383             250,241
           Monadelphous Group, Ltd.                                                                    206,244             634,395
       *   Mosaic Oil NL                                                                               756,146              99,813
       *   Multiemedia, Ltd.                                                                         4,822,552              42,982
       *   MXL, Ltd.                                                                                   932,804              60,733
           MYOB, Ltd.                                                                                  917,057             773,102
           Namoi Cotton Cooperative, Ltd.                                                              168,872              86,138
           National Can Industries, Ltd.                                                                97,017             103,938
       #   New Hope Corp., Ltd.                                                                      1,418,459           1,337,850
       *   Norwood Abbey, Ltd.                                                                         326,063             110,579
       *   Novera Energy, Ltd.                                                                          62,826              67,197
     # *   Novogen, Ltd.                                                                               246,646           1,006,605
       #   Nufarm, Ltd.                                                                                287,774           2,423,310
     # *   Nylex, Ltd.                                                                               2,499,758             322,595
           Oakton, Ltd.                                                                                248,733             437,225
           Oamps, Ltd.                                                                                 370,861             881,681
       *   Occupational & Medical Innovations, Ltd.                                                     31,208              26,317
     # *   Oceana Gold, Ltd.                                                                           944,000             481,064
       *   Orbital Engine Corp., Ltd.                                                                  537,358              39,586
           OrotonGroup, Ltd.                                                                            76,854             111,373
     # *   Oxiana, Ltd.                                                                              3,013,469           3,073,919
           Pacific Brands, Ltd.                                                                      1,312,211           2,770,956
           Pacific Group, Ltd.                                                                         320,974             463,224
     # *   Paladin Resources, Ltd.                                                                   1,233,382           1,906,368
       *   Palm Springs, Ltd.                                                                          278,505               9,064
       *   Pan Australian Resouces, Ltd.                                                               550,000              88,474
       *   Pan Pacific Petroleum NL                                                                    327,800              27,682
       *   Panbio, Ltd.                                                                                 58,078              11,675
           Paperlinx, Ltd.                                                                           1,465,430           3,690,921
       *   Payce Consolidated, Ltd.                                                                     29,670              73,438
           Penfold Buscombe, Ltd.                                                                       85,065             111,297
       *   People Telecom, Ltd.                                                                        535,431              43,499
           Peptech, Ltd.                                                                               379,247             357,653
       *   Perilya, Ltd.                                                                               386,030             271,447
       *   Perseverance Corp., Ltd.                                                                  1,265,363             315,472
       *   Petra Diamonds, Ltd.                                                                         65,193              71,131
     # *   Petsec Energy, Ltd.                                                                         253,743             313,453
       *   Plantcorp NL                                                                                  4,329                   0
           Plaspak Group, Ltd.                                                                          99,965              59,041
       *   PMP, Ltd.                                                                                   761,276             806,922
       *   Polartechnics, Ltd.                                                                          57,873               5,976
           Port Bouvard, Ltd.                                                                          108,200             179,825
       *   Port Douglas Reef Resorts, Ltd.                                                             251,655               1,859
       *   PowerTel, Ltd. Series B                                                                     175,372             157,999
       *   Prana Biotechnology, Ltd.                                                                   195,424              29,626
       *   Precious Metals Australia, Ltd.                                                              12,727              13,833
       *   Preston Resources NL                                                                         64,000                 518
           Primary Health Care, Ltd.                                                                   327,067           2,676,640
           Prime Television, Ltd.                                                                      294,381             784,629
       *   Primelife Corp., Ltd.                                                                       215,916             194,348
       *   Progen Industries, Ltd.                                                                      83,761             170,162
           Programmed Maintenance Service, Ltd.                                                        167,811             427,329
     # *   Psivida, Ltd.                                                                               467,864             222,020
           Queensland Cotton Holdings, Ltd.                                                             64,879             177,034
           Ramsay Health Care, Ltd.                                                                    425,740           3,089,485
           Raptis Group, Ltd.                                                                           12,000               7,980
           Rebel Sport, Ltd.                                                                           173,512             343,278
           Redfire Resources NL                                                                      1,217,979             178,382
     # *   Redflex Holdings, Ltd.                                                                      230,706             560,600
           Reece Australia, Ltd.                                                                       251,463           2,702,427
       *   Reinsurance Australia Corp., Ltd.                                                           399,993             104,668
       #   Repco Corp., Ltd.                                                                           513,959             919,683
           Repcol, Ltd.                                                                                308,668             134,449
       *   Resolute Mining, Ltd.                                                                       566,917             514,802
       *   Resonance Health, Ltd.                                                                       29,264               2,153
           Ridley Corp., Ltd.                                                                          686,410             726,581
           Roberts, Ltd.                                                                               105,344             179,113

     # *   Roc Oil Co., Ltd.                                                                           438,259             826,874
           Rock Building Society, Ltd.                                                                  25,092              85,280
           Ross Human Directions, Ltd.                                                                 128,454              49,772
           Rural Press, Ltd.                                                                           200,473           1,656,995
           S8, Ltd.                                                                                    184,768             409,601
           SAI Global, Ltd.                                                                            309,247             615,414
       *   Sally Malay Mining, Ltd.                                                                    402,323             199,746
           Salmat, Ltd.                                                                                302,282             764,259
           Schaffer Corp., Ltd.                                                                         33,766             123,158
           SDI, Ltd.                                                                                   237,810             149,528
       *   Sedimentary Holdings, Ltd.                                                                  577,321              98,068
           Select Harvests, Ltd.                                                                       108,707           1,182,765
           Senetas Corp., Ltd.                                                                       1,147,163             544,435
           Servcorp, Ltd.                                                                              187,972             521,733
           Seven Network, Ltd.                                                                         354,582           2,137,885
           SFE Corp., Ltd.                                                                             334,655           3,287,848
       #   Sigma Co., Ltd.                                                                             375,345           3,778,026
       *   Silex System, Ltd.                                                                          287,621             445,294
           Sims Group, Ltd.                                                                            150,718           1,893,092
       *   Sino Gold, Ltd.                                                                             332,368             687,912
       *   Sirtex Medical, Ltd.                                                                         96,109             142,503
           Skilled Engineering, Ltd.                                                                   214,074             499,812
           Smorgon Steel Group, Ltd.                                                                 2,267,594           2,445,189
           SMS Management & Technology, Ltd.                                                           132,991             215,448
       #   Southern Cross Broadcasting (Australia), Ltd.                                               152,380           1,477,652
       *   Southern Pacific Petroleum NL                                                               698,740                   0
           SP Telecommunications, Ltd.                                                                 890,947             808,612
       #   Spotless Group, Ltd.                                                                        541,495           1,924,987
       *   St. Barbara Mines, Ltd.                                                                   1,085,500             241,103
           Star Games, Ltd.                                                                            219,830             248,431
       *   Starpharma Holdings, Ltd.                                                                   258,219             104,415
           Straits Resources, Ltd.                                                                     414,410             747,891
       *   Strategic Minerals Corp. NL                                                                 358,100              50,254
       *   Strathfield Group, Ltd.                                                                     492,553              15,200
       *   Striker Resources NL                                                                        435,484              10,290
       #   STW Communications Group, Ltd.                                                              469,342           1,047,551
       #   Sunland Group, Ltd.                                                                         644,738             706,525
       *   Super Cheap Auto Group, Ltd.                                                                 18,832              39,670
           Sydney Aquarium, Ltd.                                                                        49,135             213,127
     # *   Sydney Gas, Ltd.                                                                            661,636             232,204
           Symex Holdings, Ltd.                                                                        203,321             203,136
       *   Taipan Resources NL                                                                       2,475,883             109,635
       *   Tandou, Ltd.                                                                                  3,410               3,746
       *   Tap Oil, Ltd.                                                                               407,790             812,344
           Technology One, Ltd.                                                                        705,539             296,906
       *   Tectonic Resources NL                                                                       259,183              32,507
       *   Television & Media Services, Ltd.                                                         2,000,584              60,662
       #   Ten Network Holdings, Ltd.                                                                1,081,877           2,757,564
           Thakral Holdings Group                                                                    1,569,889             941,900
       #   Timbercorp, Ltd.                                                                            638,246           1,345,300
       *   Titan Resources, Ltd.                                                                       595,172              28,187
       *   Tooth & Co., Ltd.                                                                           153,000               6,217
           Transfield Services, Ltd.                                                                   444,810           2,589,383
       *   Triako Resources, Ltd.                                                                       31,217              23,127
           Troy Resources NL                                                                            96,896             222,277
           Trust Company of Australia, Ltd.                                                             75,179             555,878
       *   Union Resources, Ltd.                                                                     1,000,000              62,327
           United Group, Ltd.                                                                          326,858           2,729,995
       *   Unitract, Ltd.                                                                              147,406              51,147
       *   Universal Resources, Ltd.                                                                   109,414               8,043
       *   Unwired Group, Ltd.                                                                         515,389             179,857
           UXC, Ltd.                                                                                   297,944             200,067
           VeCommerce, Ltd.                                                                             13,680              17,268
       *   Ventracor, Ltd.                                                                             502,158             420,804
       *   Victoria Petroleum NL                                                                     2,180,492              48,143
           Villa World, Ltd.                                                                           229,021             238,999
       *   Village Life, Ltd.                                                                          203,651              47,286
           Village Roadshow, Ltd.                                                                      591,536           1,252,836
       *   Virotec International NL                                                                    507,775             314,343
           Vision Systems, Ltd.                                                                        433,578             572,462
       *   Voicenet (Australia), Ltd.                                                                  495,284               8,043
           Volante Group, Ltd.                                                                         273,599             164,434
           Waterco, Ltd.                                                                                33,300              86,241
           Watpac, Ltd.                                                                                149,608             180,606
       #   Wattyl, Ltd.                                                                                230,962             433,728
           Webster, Ltd.                                                                               122,278              67,627
       *   Wedgetail Exploration NL                                                                  1,413,422              48,983

       *   Western Areas NL                                                                            299,836             443,432
           WHK Group, Ltd.                                                                             197,909             739,002
           Wide Bay Capricorn Building Society, Ltd.                                                    47,718             320,914
           Yates, Ltd.                                                                                  60,281               2,340
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    214,092,154
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.1%)
           Village Roadshow, Ltd. Class A                                                              290,423             492,556
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Campbel Brothers, Ltd. Rights 12/20/05                                                       22,254              23,430
       *   Equigold NL Options 05/31/07                                                                 87,868              15,257
       *   Erg, Ltd. Rights 11/29/05                                                                   658,869               1,460
       *   Pan Pacific Petroleum NL Rights 12/13/05                                                    163,900               2,906
       *   Polartechnics, Ltd. Options 11/28/06                                                          7,234                   0
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                       43,053
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                     214,627,763
                                                                                                                 -----------------
HONG KONG -- (20.4%)
COMMON STOCKS -- (20.4%)
       *   139 Holdings, Ltd.                                                                          620,000               6,531
           ABC Communications (Holdings), Ltd.                                                         930,000              79,031
           Aeon Credit Service (Asia) Co., Ltd.                                                        740,000             582,555
           ALCO Holdings, Ltd.                                                                         740,000             295,326
           Allan International Holdings, Ltd.                                                          592,000              71,654
           Allied Group, Ltd.                                                                          559,200             781,981
           Allied Properties, Ltd.                                                                     802,600             479,078
       *   Anex International Holdings, Ltd.                                                           152,000               1,921
       *   Applied International Holdings, Ltd.                                                      1,243,000              56,080
       *   APT Satellite Holdings, Ltd.                                                                599,000             105,573
       *   Artel Solutions Group Holdings, Ltd.                                                      2,315,000              35,671
           Arts Optical International Holdings, Ltd.                                                   468,000             125,049
       *   Asia Aluminum Holdings, Ltd.                                                              7,172,000             664,340
       *   Asia Commercial Holdings, Ltd.                                                               72,800               4,682
           Asia Financial Holdings, Ltd.                                                             1,976,908             501,150
       *   Asia Logistics Technologies, Ltd.                                                            22,140               4,563
           Asia Satellite Telecommunications Holdings, Ltd.                                            432,500             723,789
           Asia Standard International Group, Ltd.                                                   6,780,000             235,322
       *   Asia Tele-Net & Technology Corp., Ltd.                                                      521,000              15,718
           Associated International Hotels, Ltd.                                                       898,000             780,574
           Automated Systems Holdings, Ltd.                                                            340,000              83,171
       *   B.A.L. Holdings, Ltd.                                                                           406                  11
           Baltrans Holdings, Ltd.                                                                     376,000             174,064
       *   Beijing Development (Hong Kong), Ltd.                                                       166,000              16,269
       *   Bestway International Holdings, Ltd.                                                      6,124,000             143,207
           Bossini International Holdings, Ltd.                                                      2,493,500             298,571
           Bright International Group, Ltd.                                                            710,000              45,670
       #   Cafe de Coral Holdings, Ltd.                                                              1,016,000           1,178,010
       *   Capital Prosper, Ltd.                                                                       480,000               6,421
           Capital Strategic Investment, Ltd.                                                           30,500               4,549
       *   Carico Holdings, Ltd.                                                                         2,948                  53
           Cash Financial Services Group, Ltd.                                                          27,018               1,081
       *   Casil Telecommunications Holdings, Ltd.                                                   1,420,000              60,406
       *   Catic International Holdings, Ltd.                                                        5,332,000              53,395
           CCT Telecom Holdings, Ltd.                                                                  472,970              60,187
           CEC International Holdings, Ltd.                                                            220,279               3,947
       *   Celestial Asia Securities Holdings, Ltd.                                                    426,036              12,338
       *   Central China Enterprises, Ltd.                                                             210,400              19,535
       #   Champion Technology Holdings, Ltd.                                                        2,029,390             300,348
           Chaoda Modern Agriculture (Holdings), Ltd.                                                3,870,000           1,505,784
           Chen Hsong Holdings, Ltd.                                                                 1,210,000             684,796
           Cheuk Nang (Holdings), Ltd.                                                                 113,344              58,423
       *   Cheung Tai Hong Holdings, Ltd.                                                              100,920               5,129
           Chevalier International Holdings, Ltd.                                                      441,482             443,274
           Chevalier Itech Holdings, Ltd.                                                              355,250              68,924
       *   China Aerospace International Holdings, Ltd.                                              3,384,000             139,341
       *   China Bio-medical Group, Ltd.                                                               415,000               8,027
       *   China Digicontent Co., Ltd.                                                               2,710,000               3,495
       *   China Electronics Corp. Holdings Co., Ltd.                                                  668,250             115,892
           China Everbright International, Ltd.                                                      3,945,000             200,623
       *   China Everbright Technology, Ltd.                                                         3,244,000             104,185
       *   China Gas Holdings, Ltd.                                                                  3,970,000             668,454
           China Hong Kong Photo Products Holdings, Ltd.                                             1,909,000             211,930

       *   China Insurance International Holdings Co., Ltd.                                          2,196,000             889,527
       *   China Investments Holdings, Ltd.                                                            210,000               4,550
       *   China Merchants Dichain (Asia), Ltd.                                                      7,160,000              42,473
       *   China Motion Telecom International, Ltd.                                                    257,000               5,439
           China Motor Bus Co., Ltd.                                                                    74,000             596,417
       *   China Nan Feng Group, Ltd.                                                                   28,800                 250
       #   China National Aviation Co., Ltd.                                                         4,896,000             901,731
           China Online (Bermuda), Ltd.                                                                296,240              48,176
       *   China Pharmaceutical Enterprise and Investment Corp., Ltd.                                2,356,000             397,357
           China Rare Earth Holdings, Ltd.                                                           1,180,000             116,900
           China Resources Land, Ltd.                                                                2,658,000           1,007,398
           China Resources Logic, Ltd.                                                               3,796,000             370,888
       *   China Rich Holdings, Ltd.                                                                   676,000              10,408
       *   China Sci-Tech Holdings, Ltd.                                                               278,600               4,669
       *   China Star Entertainment, Ltd.                                                              440,292              12,979
       *   China Strategic Holdings, Ltd.                                                            1,368,500             151,594
           Chinney Investments, Ltd.                                                                 1,144,000             101,426
           Chitaly Holdings, Ltd.                                                                      274,000             111,090
       #   Chow Sang Sang Holdings International, Ltd.                                                 865,680             347,901
           Chuangs China Investments, Ltd.                                                           1,347,000              73,630
           Chuang's Consortium International, Ltd.                                                   1,858,884             147,853
           Chun Wo Holdings, Ltd.                                                                    1,671,917             154,502
           Chung Tai Printing Holdings, Ltd.                                                           548,000              81,704
       *   CITIC 21CN Co., Ltd.                                                                      6,230,000             968,879
       *   CITIC Resources Holdings, Ltd.                                                            7,624,000           1,050,468
           City e Solutions, Ltd.                                                                      186,000              19,738
       *   City Telecom (H.K.), Ltd.                                                                 1,070,000              92,441
     # *   Clear Media, Ltd.                                                                           635,000             574,546
       *   Climax International Co., Ltd.                                                              296,000                 914
           CNPC (Hong Kong), Ltd.                                                                    6,430,000           1,339,507
       *   CNT Group, Ltd.                                                                           3,078,000              48,629
       *   Coastal Greenland, Ltd.                                                                   2,440,000              85,784
           COFCO International, Ltd.                                                                 3,080,000           1,230,753
       *   Compass Pacific Holdings, Ltd.                                                              624,000               9,656
       *   Computer & Technologies Holdings, Ltd.                                                      432,000              44,524
           Continental Holdings, Ltd.                                                                   98,825              10,114
           Continental Mariner Investment Co., Ltd.                                                  1,328,000             211,781
           COSCO International Holdings, Ltd.                                                        2,573,600             340,716
           Coslight Technology International Group, Ltd.                                               626,000             116,179
           Cosmos Machinery Enterprises, Ltd.                                                        1,126,400              50,133
       *   Crocodile Garments, Ltd.                                                                  1,539,000              91,327
           Cross Harbour Tunnel Co., Ltd.                                                              458,520             350,995
       *   Culturecom Holdings, Ltd.                                                                 3,767,000              77,001
       *   Dah Hwa International Holdings, Ltd.                                                      2,354,000              78,249
       *   Dan Form Holdings Co., Ltd.                                                               2,386,600             118,076
       *   Daqing Petroleum & Chemical Group, Ltd.                                                   1,375,000              67,254
           Dickson Concepts International, Ltd.                                                        548,130             740,451
           Digital China Holdings, Ltd.                                                              1,416,000             405,937
       *   DVN Holdings, Ltd.                                                                          744,490             129,686
       *   Dynamic Global Holdings, Ltd.                                                             3,522,000              19,076
           Dynamic Holdings, Ltd.                                                                      244,000              45,175
       *   Eagle Nice (International) Holdings, Ltd.                                                    70,000              26,150
           Easyknit International Holdings, Ltd.                                                       282,860               6,758
       *   Eforce Holdings, Ltd.                                                                     2,620,000               5,728
           Egana Jewelry & Pearls, Ltd.                                                                331,789              46,453
       #   Eganagoldfeil Holdings, Ltd.                                                              2,017,235             464,049
       *   Emperor Entertainment Hotel, Ltd.                                                         1,320,000             386,030
           Emperor International Holdings, Ltd.                                                      1,780,360             429,761
       *   e-New Media Co., Ltd.                                                                       320,000              14,860
     # *   eSun Holdings, Ltd.                                                                         803,600             200,719
       *   Extrawell Pharmaceutical Holdings, Ltd.                                                   3,220,000              80,183
       *   Ezcom Holdings, Ltd.                                                                         72,576                 449
           Fairwood Holdings, Ltd.                                                                      42,600              26,070
       #   Far East Consortium International, Ltd.                                                   2,907,239           1,034,670
       *   Far East Hotels & Entertainment, Ltd.                                                     1,853,000              91,460
       *   Far East Pharmaceutical Technology Co., Ltd.                                              3,216,000              28,201
           First Natural Foods Holdings, Ltd.                                                          295,000              17,839
           First Sign International Holdings, Ltd.                                                   1,424,000              43,952
       #   Fong's Industries Co., Ltd.                                                                 664,000             470,121
       *   Forefront International Holdings, Ltd.                                                      658,000              48,366
       *   Fortuna International Holdings, Ltd.                                                      9,344,000              12,049
       *   Foundation Group, Ltd.                                                                       83,800                 321
       *   Founder Holdings, Ltd.                                                                    1,854,000              78,780
           Fountain Set Holdings, Ltd.                                                               1,394,000             600,955
           Four Seas Frozen Food Holdings, Ltd.                                                        347,184              42,555
           Four Seas Mercantile Holdings, Ltd.                                                         592,000             213,757
       *   Fujian Holdings, Ltd.                                                                       237,800               5,152

           Fujikon Industrial Holdings, Ltd.                                                           532,000              90,449
       *   Fushan Holdings, Ltd.                                                                     2,566,000             301,570
           Galaxy Entertainment Group, Ltd.                                                            392,636             198,094
       *   GeoMaxima Energy Holdings, Ltd.                                                           5,810,000              35,487
           Giordano International, Ltd.                                                              2,992,000           1,686,601
           Global China Group Holdings, Ltd.                                                         3,022,000             143,091
           Global Green Tech Group, Ltd.                                                             1,336,000             122,102
       *   Global Tech (Holdings), Ltd.                                                              5,612,000              36,185
           Glorious Sun Enterprises, Ltd.                                                            1,650,000             657,952
           Gold Peak Industries (Holdings), Ltd.                                                     1,059,250             186,706
       *   Goldbond Group Holdings, Ltd.                                                             2,609,500              39,799
           Golden Meditech Company, Ltd.                                                             1,500,119             286,965
           Golden Resources Development International, Ltd.                                          1,456,500              60,043
       *   Gold-Face Holdings, Ltd.                                                                  2,003,600                   0
           Goldlion Holdings, Ltd.                                                                   1,438,000             194,853
       *   Golik Holdings, Ltd.                                                                        930,500              30,590
       *   Good Fellow Group, Ltd.                                                                   3,488,000              68,819
           Grande Holdings, Ltd.                                                                       502,000             398,927
       *   Great Wall Cybertech, Ltd.                                                               15,795,170              20,369
           Group Sense (International), Ltd.                                                         2,062,000             156,320
           Guangdong Brewery Holdings, Ltd.                                                          2,518,000             906,750
       *   Guangnan Holdings, Ltd.                                                                  14,216,000             236,174
           Guangzhou Investment Co., Ltd.                                                           11,834,000           1,429,967
       *   Guo Xin Group, Ltd.                                                                       3,640,000              14,450
           Guorun Holdings, Ltd.                                                                     3,570,000             179,404
           GZI Transport, Ltd.                                                                       1,820,000             632,078
           Hang Fung Gold Technology, Ltd.                                                           1,040,482             125,740
           Hang Ten Group Holdings, Ltd.                                                               705,850              81,728
           Hanny Holdings, Ltd.                                                                        189,984              97,343
       *   Hansom Eastern (Holdings), Ltd.                                                             173,661              15,990
           Harbour Centre Development, Ltd.                                                            517,000             787,716
           Harbour Ring International Holdings, Ltd.                                                11,000,000           1,034,141
       *   Hen Fung Holdings, Ltd.                                                                   1,914,000              26,754
           Heng Tai Consumables Group, Ltd.                                                            615,000              96,516
           Hengan International Group Co., Ltd.                                                      1,800,000           1,888,835
           High Fashion International, Ltd.                                                            268,000              56,750
       #   HKR International, Ltd.                                                                   2,111,260           1,014,737
           Hon Kwok Land Investment Co., Ltd                                                           572,535             138,115
           Hong Kong Catering Management, Ltd.                                                         512,000              85,874
       *   Hong Kong Construction Holdings, Ltd.                                                     1,080,000              87,659
           Hong Kong Ferry (Holdings) Co., Ltd.                                                        671,300             785,019
       *   Hong Kong Parkview Group, Ltd.                                                            1,130,000              53,916
       *   Hong Kong Pharmaceuticals Holdings, Ltd.                                                  1,834,000              45,882
           Hongkong Chinese, Ltd.                                                                    2,126,000             248,742
       *   Hop Hing Holdings, Ltd.                                                                     660,265              19,328
           Hopson Development Holdings, Ltd.                                                           920,000           1,210,165
           Hsin Chong Construction Group, Ltd.                                                       1,569,658              93,712
           Hua Han Bio-Pharmaceutical Holdings, Ltd.                                                   888,000              88,143
       *   Huabao International Holdings, Ltd.                                                          19,300               2,809
           Huafeng Textile International Group, Ltd.                                                   248,000              12,114
       *   Hualing Holdings, Ltd.                                                                    3,360,000              45,375
           Hung Hing Printing Group, Ltd.                                                              935,748             494,799
       *   Hycomm Wireless, Ltd.                                                                     4,709,000              41,821
           I-Cable Communications, Ltd.                                                              3,312,000             823,163
       *   I-China Holdings, Ltd.                                                                      375,756               7,266
       #   IDT International, Ltd.                                                                   4,028,486             285,777
       *   Imagi International Holdings, Ltd.                                                          137,400              26,522
       *   Innomaxx Biotechnology Group, Ltd.                                                        3,050,000              58,475
       *   Interchina Holdings Co., Ltd.                                                             8,130,000              28,181
           International Bank of Asia, Ltd.                                                          1,636,000             557,875
       *   Inworld Group, Ltd.                                                                           3,054                   4
           ITC Corp., Ltd.                                                                             479,460              30,518
           JCG Holdings, Ltd.                                                                        1,380,000           1,395,192
           Jinhui Holdings Co., Ltd.                                                                   576,000             128,075
           Joyce Boutique Holdings, Ltd.                                                             1,530,000              97,146
       *   Junefield Department Store Group, Ltd.                                                      256,000               2,971
       #   K Wah International Holdings, Ltd.                                                        4,438,364             942,831
       *   Kader Holdings Co., Ltd.                                                                    545,600              17,972
       *   Kanstar Environmental Paper Products Holdings, Ltd.                                       1,220,000              50,319
           Karrie International Holdings, Ltd.                                                         488,000             191,610
           Keck Seng Investments (Hong Kong), Ltd.                                                     858,600             240,992
           Kee-Shing Holdings Co., Ltd.                                                                886,000             105,921
           Kin Yat Holdings, Ltd.                                                                      586,000              51,209
           King Fook Holdings, Ltd.                                                                  1,000,000              48,640
       *   King Pacific International Holdings, Ltd.                                                 1,404,200              22,092
           Kingdee International Software Group Co., Ltd.                                              638,000             150,259
           Kingmaker Footwear Holdings, Ltd.                                                         1,100,955             188,747

       *   Kong Sun Holdings, Ltd.                                                                   2,198,000               7,086
       #   Kowloon Development Co., Ltd.                                                             1,054,000           1,146,120
       *   KPI Co., Ltd.                                                                               396,000               6,686
           KTP Holdings, Ltd.                                                                          560,400              33,399
           Kwoon Chung Bus Holdings, Ltd.                                                              556,000              82,992
       *   Lai Sun Development Co., Ltd.                                                            17,132,000             294,233
       *   Lai Sun Garment (International), Ltd.                                                     2,325,000             134,081
           Lam Soon (Hong Kong), Ltd.                                                                  302,310             107,760
           Le Saunda Holdings, Ltd.                                                                    236,000              28,337
       *   Leadership Publishing Group, Ltd.                                                           250,511                 485
       *   Leading Spirit High-Tech Holdings Co., Ltd.                                               2,310,000               2,979
           Lee & Man Holdings, Ltd.                                                                    566,000              74,350
           Lerado Group (Holding) Co., Ltd.                                                          1,048,000              55,349
       *   LifeTec Group, Ltd.                                                                       1,383,000              14,586
           Lippo, Ltd.                                                                               1,074,760             230,301
           Liu Chong Hing Bank, Ltd.                                                                   772,000           1,193,442
           Liu Chong Hing Investment, Ltd.                                                             635,200             605,014
           Luk Fook Holdings (International), Ltd.                                                     690,000             131,325
           Luks Industrial Group, Ltd.                                                                 645,555              91,226
           Lung Kee (Bermuda) Holdings, Ltd.                                                         1,071,875             808,637
       *   MACRO-LINK International Holdings, Ltd.                                                   1,036,250              22,031
       *   Mae Holdings, Ltd.                                                                          111,000               1,003
           Magnificent Estates, Ltd.                                                                 8,368,000             132,091
       *   Magnum International Holdings, Ltd.                                                         300,000               2,631
           Mainland Headwear Holdings, Ltd.                                                            410,000             135,771
       *   Mansion House Group, Ltd.                                                                 1,820,000              16,806
           Matrix Holdings, Ltd.                                                                       402,000             112,609
           Matsunichi Communications Holdings, Ltd.                                                    806,000             158,772
       *   Mei Ah Entertainment Group, Ltd.                                                          1,142,000              40,569
           Melbourne Enterprises, Ltd.                                                                  45,500             184,314
           Midas International Holdings, Ltd.                                                          774,000              47,922
           Midland Realty (Holding), Ltd.                                                            1,352,000             618,590
       *   Min Xin Holdings, Ltd.                                                                      753,200             145,389
           Miramar Hotel & Investment Co., Ltd.                                                        607,000             868,813
       *   Morning Star Resources, Ltd.                                                              1,845,000              12,809
       *   Moulin International Holdings, Ltd.                                                         699,274             455,386
           Multi-Asia International Holdings, Ltd.                                                     460,920              41,552
           Nanyang Holdings, Ltd.                                                                      137,500             170,183
           National Electronics Holdings, Ltd.                                                       2,156,000              61,531
           Natural Beauty Bio-Technology, Ltd.                                                       1,610,000             122,184
           New Island Printing Holdings, Ltd.                                                          176,000              12,029
       *   New World Cyberbase, Ltd.                                                                    72,628               1,458
       *   New World TMT, Ltd.                                                                       1,380,600             127,957
           Newocean Green Energy Holdings, Ltd.                                                        393,120              28,759
       *   Next Media, Ltd.                                                                          2,912,000           1,189,352
       #   Ngai Lik Industrial Holdings, Ltd.                                                        1,556,000             202,142
       *   Nippon Asia Investments Holdings, Ltd.                                                    1,573,200              12,172
     # *   Onfem Holdings, Ltd.                                                                      1,266,000              68,317
           Orient Power Holdings, Ltd.                                                                 804,000              22,364
       *   Oriental Metals, Ltd.                                                                     1,375,780             354,210
           Oriental Press Group, Ltd.                                                                4,318,000             784,185
           Oriental Watch Holdings, Ltd.                                                               398,000              75,762
           Pacific Andes International Holdings, Ltd.                                                1,172,000             211,226
           Pacific Century Insurance Holdings, Ltd.                                                  1,272,000             441,555
           Pacific Century Premium Developments, Ltd.                                                4,415,000           1,275,181
       *   Pacific Plywood Holdings, Ltd.                                                            4,430,000              13,081
       #   Paul Y. ITC Construction Holdings, Ltd.                                                   2,332,333             420,336
           Peace Mark Holdings, Ltd.                                                                 1,568,022             432,784
       *   Pegasus International Holdings, Ltd.                                                        226,000              29,101
           Perfectech International Holdings, Ltd.                                                     571,450              41,938
           Pico Far East Holdings, Ltd.                                                              1,190,000             291,829
           Playmates Holdings, Ltd.                                                                  2,619,000             353,166
           Pokfulam Development Co., Ltd.                                                              234,000              94,052
       *   Pokphand (C.P.) Co., Ltd.                                                                 3,300,000             169,349
       *   Poly Investments Holdings, Ltd.                                                           2,670,000              46,248
       #   Prime Success International Group, Ltd.                                                   3,032,000           1,326,109
           Proview International Holdings, Ltd.                                                        944,000              75,101
     # *   QPL International Holdings, Ltd.                                                          1,191,000              93,334
           Quality Healthcare Asia, Ltd.                                                               133,800              38,808
           Raymond Industrial, Ltd.                                                                    605,400             189,070
           Regal Hotels International Holdings, Ltd.                                                14,410,000             976,811
       *   Rexcapital International Holdings, Ltd.                                                   1,272,905              24,354
       *   Riche Multi-Media Holdings, Ltd.                                                          7,060,000             190,658
       *   Rivera Holdings, Ltd.                                                                     3,620,000              94,070
       *   Riverhill Holdings, Ltd.                                                                      4,072                  57
           Road King Infrastructure, Ltd.                                                            1,053,000             779,908
           Roadshow Holdings, Ltd.                                                                   1,456,000             133,084

           S.A.S.Dragon Holdings, Ltd.                                                               1,696,000             166,845
       #   Sa Sa International Holdings, Ltd.                                                        2,364,000             851,103
           Safety Godown Co., Ltd.                                                                     408,000             149,245
           Saint Honore Holdings, Ltd.                                                                 128,000              32,507
           San Miguel Brewery Hong Kong, Ltd.                                                          612,800             127,190
           SCMP Group, Ltd.                                                                          2,902,000           1,022,242
           Sea Holdings, Ltd.                                                                          832,000             308,967
       *   Seapower Resources International, Ltd.                                                    6,651,680             123,453
           SEEC Media Group, Ltd.                                                                    2,550,000             116,407
       *   Shanghai Allied Cement, Ltd.                                                              1,152,080              30,653
       *   Shanghai Century Holdings, Ltd.                                                           7,142,000             136,575
       *   Shanghai Ming Yuan Holdings, Ltd.                                                         4,100,000             316,811
       #   Shanghai Real Estates, Ltd.                                                               2,234,000             322,622
           Shaw Brothers Hong Kong, Ltd.                                                               134,000             163,794
           Shell Electric Manufacturing (Holdings) Co., Ltd.                                           782,172             158,032
           Shenyin Wanguo (Hong Kong), Ltd.                                                            847,500              65,421
           Shenzhen International Holdings, Ltd.                                                    18,225,000             557,547
           Shougang Concord Century Holdings, Ltd.                                                   1,676,000              94,849
       *   Shougang Concord Grand (Group), Ltd.                                                      1,701,000             106,007
       *   Shougang Concord International Enterprises Co., Ltd.                                      7,288,000             464,060
       *   Shougang Concord Technology Holdings, Ltd.                                                2,639,809             148,851
           Shui On Construction & Materials, Ltd.                                                      468,000             783,670
       *   Shun Ho Resources Holdings, Ltd.                                                            483,000              30,671
           Shun Ho Technology Holdings, Ltd.                                                         1,037,452              68,256
           Silver Grant International Industries, Ltd.                                               3,295,000             975,035
       *   Sincere Co., Ltd.                                                                           505,500              26,430
       #   Singamas Container Holdings, Ltd.                                                           998,000             570,356
           Sino Biopharmaceutical, Ltd.                                                              1,440,000             301,400
       *   Sino Gas Group, Ltd.                                                                        417,600               8,611
           Sino Golf Holdings, Ltd.                                                                    438,000              43,486
       *   Sino Prosper Holdings, Ltd.                                                                 840,000              68,189
       *   Sinocan Holdings, Ltd.                                                                      350,000               1,760
       *   Sinochem Hong Kong Holdings, Ltd.                                                         1,148,800             199,982
       *   Sino-I.com, Ltd.                                                                         29,533,158             421,788
           Sinolink Worldwide Holdings, Ltd.                                                         3,933,600           1,052,565
           Sinopec Kantons Holdings, Ltd.                                                            1,638,000             249,230
           Skynet (International Group) Holdings, Ltd.                                                   1,074                  99
           SNP Leefung Holdings, Ltd.                                                                  180,000              26,197
       *   Softbank Investment International (Strategic), Ltd.                                       7,398,000              47,506
       *   Solartech International Holdings, Ltd.                                                       49,600               1,526
           South China Brokerage Co., Ltd.                                                           4,872,000              34,304
           South China Industries, Ltd.                                                              1,124,000              95,665
       *   South Sea Holdings Co., Ltd.                                                            106,972,743             536,748
           Southeast Asia Properties & Finance, Ltd.                                                   263,538              35,684
           Starlight International Holdings, Ltd.                                                    1,311,292             116,412
           Starlite Holdings, Ltd.                                                                     694,000              66,058
           Stelux Holdings International, Ltd.                                                       1,307,702             131,276
           Styland Holdings, Ltd.                                                                      101,808                 289
       *   Sun Fook Kong Holdings, Ltd.                                                                386,000               8,446
           Sun Hing Vision Group Holdings, Ltd.                                                        358,000              91,399
           Sun Hung Kai & Co., Ltd.                                                                  2,048,600             554,369
       *   Sun Innovation Holdings, Ltd.                                                             1,420,360               6,603
           Sunway International Holdings, Ltd.                                                         866,000              22,510
       *   Suwa International Holdings, Ltd.                                                         1,062,000              37,705
           SW Kingsway Capitol Holdings, Ltd.                                                        2,206,000              86,619
           Symphony Holdings, Ltd.                                                                   1,865,000             258,960
           Tack Fat Group International, Ltd.                                                        1,472,000             145,727
           Tack Hsin Holdings, Ltd.                                                                    542,000              20,543
           Tai Cheung Holdings, Ltd.                                                                 1,013,000             501,394
           Tai Fook Securities Group, Ltd.                                                             590,000              71,453
           Tai Sang Land Development, Ltd.                                                             471,984             148,277
           Tak Shun Technology Group, Ltd.                                                           2,088,000              62,623
           Tak Sing Alliance Holdings, Ltd.                                                          2,909,865             116,224
       #   Tan Chong International, Ltd.                                                             1,212,000             267,089
           TCC International Holdings, Ltd.                                                          1,124,000             158,813
       #   TCL International Holdings, Ltd.                                                          6,078,000             955,477
       *   Technology Venture Holdings, Ltd.                                                           586,000               8,386
       *   Termbray Industries International (Holdings), Ltd.                                        2,304,900             151,587
           Tern Properties Co., Ltd.                                                                    61,200              20,125
           Texwinca Holdings, Ltd.                                                                   1,558,000           1,104,553
       *   The Sun's Group, Ltd.                                                                    17,004,000              21,928
       *   Tian An China Investments Co., Ltd.                                                       1,238,275             339,196
           Tian Teck Land, Ltd.                                                                      1,098,000             368,927
           Tianjin Development Holdings, Ltd.                                                        1,632,000             787,113
       *   Tidetime Sun (Group), Ltd.                                                                  196,280               4,303
       #   Titan Petrochemicals Group, Ltd.                                                          7,340,000             575,210
       *   Tomorrow International Holdings, Ltd.                                                       165,000              14,671

           Tongda Group Holdings, Ltd.                                                               2,780,000              56,576
           Tonic Industries Holdings, Ltd.                                                           1,380,000              30,190
           Top Form International, Ltd.                                                              1,586,000             361,727
           Topsearch International (Holdings), Ltd.                                                    204,000              23,099
           Tristate Holdings, Ltd.                                                                     138,000              40,800
           Truly International Holdings, Ltd.                                                          840,000             962,818
           Tungtex (Holdings) Co., Ltd.                                                                788,000             238,692
       *   Tysan Holdings, Ltd.                                                                      1,040,773              27,271
       *   U-Cyber Technology Holdings, Ltd.                                                           432,800               5,517
       *   United Power Investment, Ltd.                                                             3,328,000             100,697
       *   Universal Holdings Ltd                                                                   12,220,000             114,515
       *   Universe International Holdings, Ltd.                                                       573,339               3,384
           U-Right International Holdings, Ltd.                                                      3,060,000              92,572
           USI Holdings, Ltd.                                                                          928,999             298,262
           Van Shung Chong Holdings, Ltd.                                                              359,335              34,819
       #   Varitronix International, Ltd.                                                              534,293             361,110
           Veeko International Holdings, Ltd.                                                        1,420,000              42,132
           Victory City International Holdings, Ltd.                                                   879,696             254,417
           Vital Biotech Holdings, Ltd.                                                                470,000              12,646
           Vitasoy International Holdings, Ltd.                                                      1,593,000             615,937
       #   Vtech Holdings, Ltd.                                                                        418,000           1,414,059
           Wah Ha Realty Co., Ltd.                                                                     278,600              43,112
       *   Wah Nam International Holdings, Ltd.                                                         38,696                 984
           Wai Kee Holdings, Ltd.                                                                    1,265,738             251,168
           Wang On Group, Ltd.                                                                          57,476              15,517
           Wellnet Holdings, Ltd.                                                                    2,059,200             161,713
       *   Winfoong International, Ltd.                                                              1,210,000              75,670
           Wing On Co. International, Ltd.                                                             565,000             759,819
       *   Wing Shan International, Ltd.                                                               896,000              31,323
           Wisdom Venture Holdings, Ltd.                                                             2,366,000             152,644
           Wong's International (Holdings), Ltd.                                                       737,641              56,080
       *   Wonson International Holdings, Ltd.                                                       1,010,000               9,768
           World Houseware (Holdings), Ltd.                                                            605,700              15,073
           Y. T. Realty Group, Ltd.                                                                    965,000             120,205
           Yangtzekiang Garment Manufacturing Co., Ltd.                                                607,500             133,127
       *   Yanion International Holdings, Ltd.                                                         488,000              21,977
       *   Yaohan International Holdings, Ltd.                                                         974,000                   0
           Yau Lee Holdings, Ltd.                                                                      534,000              38,284
           YGM Trading, Ltd.                                                                           228,000             305,684
           Yip's Chemical Holdings, Ltd.                                                               674,000             190,884
           Yugang International, Ltd.                                                               11,916,000             155,834
       *   Yunnan Enterprises Holdings, Ltd.                                                           240,000               8,869
       *   Zhu Kuan Development Co., Ltd.                                                              646,000              40,692
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     97,713,094
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Anex International Holdings, Ltd. Rights 11/29/05                                            60,800                  78
       *   Champion Technology Holdings, Ltd. Warrants 02/27/07                                        405,878                   0
       *   China Credit Holdings Warrants 07/31/06                                                     191,400                 296
       *   Foundation Group, Ltd. Rights 12/12/05                                                      251,400                 217
       *   Global Green Tech Group, Ltd. Warrants 07/07/07                                             133,600               2,584
       *   Global Green Tech Group, Ltd. Warrants 07/07/08                                             133,600               1,378
       *   Hop Hing Holdings, Ltd. Warrants 04/30/09                                                   132,053                 851
       *   QPL International Holdings, Ltd. Rights 12/20/05                                            238,200                   0
       *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                                              26,760                 445
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                        5,849
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                      97,718,943
                                                                                                                 -----------------
SINGAPORE -- (12.0%)
COMMON STOCKS -- (12.0%)
       *   Acma, Ltd.                                                                                3,040,700              80,906
           Airocean Group, Ltd.                                                                      1,649,000             116,867
       *   Alliance Technology & Development, Ltd.                                                     156,000               9,685
       #   Amtek Engineering, Ltd.                                                                     799,625             234,475
           Apollo Enterprises, Ltd.                                                                    193,000              64,567
           Armstrong Industrial Corp.                                                                1,460,000             129,059
       *   ASA Group Holdings, Ltd.                                                                    586,000              48,561
       #   Ascott Group, Ltd.                                                                        1,807,250             725,157
           Aussino Group, Ltd.                                                                         967,000             230,766
           Benjamin (F.J.) Holdings, Ltd.                                                            1,095,000             200,586
           Beyonics Technology, Ltd.                                                                 1,945,800             463,642
           Bonvests Holdings, Ltd.                                                                     825,000             360,080
       #   Brilliant Manufacturing, Ltd.                                                             1,855,000             361,609
       *   Broadway Industrial Group, Ltd.                                                             461,000             133,422

       #   Bukit Sembawang Estates, Ltd.                                                               107,001             734,250
           CH Offshore, Ltd.                                                                           823,200             175,041
       *   Chemical Industries (Far East), Ltd.                                                        105,910              43,836
           China Merchants Holdings Pacific, Ltd.                                                      652,000             258,854
           Chip Eng Seng Corp., Ltd.                                                                 1,775,000             174,008
           Chosen Holdings, Ltd.                                                                     1,284,000             147,874
       #   Chuan Hup Holdings, Ltd.                                                                  4,385,000             998,758
           Chuan Soon Huat Industrial Group, Ltd.                                                      614,000             103,286
           CIH, Ltd.                                                                                   506,699             480,858
       *   CK Tang, Ltd.                                                                               614,000             184,767
       *   Compact Metal Industries, Ltd.                                                              643,000               7,599
           Courts Singapore, Ltd.                                                                      495,000             181,171
       *   CSC Holdings, Ltd.                                                                          672,000              19,701
           CSE Global, Ltd.                                                                          1,262,000             536,957
           CWT Distribution, Ltd.                                                                      461,500             223,565
           Eagle Brand Holdings, Ltd.                                                                5,158,000             182,979
           Eastern Asia Technology, Ltd.                                                             1,844,260             108,662
       *   Eastgate Technology, Ltd.                                                                   870,000              28,307
       *   Econ International, Ltd.                                                                  2,267,000              13,404
           ECS Holdings, Ltd.                                                                        1,375,000             248,079
           Eng Wah Organisation, Ltd.                                                                  265,000              49,344
           Engro Corp., Ltd.                                                                           236,000             120,279
       *   Firstlink Investments Corp., Ltd.                                                           995,000              37,709
           Freight Links Express Holdings, Ltd.                                                      3,368,000             119,432
           Frontline Technologies Corp., Ltd.                                                        3,170,000             215,237
       #   Fu Yu Manufacturing, Ltd.                                                                 2,273,750             710,877
           Fuji Offset Plates Manufacturing, Ltd.                                                       33,750               5,288
           G & W Group Holdings, Ltd.                                                                  252,314              23,679
           GB Holdings, Ltd.                                                                           200,000             106,132
           Ges International, Ltd.                                                                   2,909,000           1,633,807
           GK Goh Holdings, Ltd.                                                                     1,494,000             725,128
           Goodpack, Ltd.                                                                            1,592,000           1,668,029
           GP Industries, Ltd.                                                                       1,516,000             715,956
           Guocoland, Ltd.                                                                           1,215,000           1,111,722
           Hiap Moh Corp., Ltd.                                                                         34,874               6,392
           Ho Bee Investment, Ltd.                                                                     761,000             294,308
           Hong Fok Corp., Ltd.                                                                      1,796,000             503,956
       #   Hong Leong Asia, Ltd.                                                                     1,048,000             935,821
       *   Horizon Education & Technologies, Ltd.                                                    2,054,000             230,337
           Hotel Grand Central, Ltd.                                                                   875,280             338,330
           Hotel Plaza, Ltd.                                                                         1,189,000             722,631
           Hotel Properties, Ltd.                                                                    1,675,000           1,424,988
           Hour Glass, Ltd.                                                                            298,000             126,323
           HTL International Holdings, Ltd.                                                          1,471,875           1,148,193
           Huan Hsin Holdings, Ltd.                                                                  1,138,400             410,083
           Hup Seng Huat, Ltd.                                                                         900,200             210,338
           Hwa Hong Corp., Ltd.                                                                      2,488,000             859,628
           IDT Holdings, Ltd.                                                                          718,000             390,610
       *   Inno-Pacific Holdings, Ltd.                                                                 680,000               8,029
           Innovalues Precision, Ltd.                                                                  520,000             178,817
           International Factors (Singapore), Ltd.                                                     290,000             102,749
       *   Internet Technology Group, Ltd.                                                             874,408              12,925
       *   Interra Resources, Ltd.                                                                      37,086               5,136
       *   Intraco, Ltd.                                                                               292,500              58,190
           Isetan (Singapore), Ltd.                                                                    122,500             336,788
           Jaya Holdings, Ltd.                                                                       2,733,000           2,004,320
           JK Yaming International, Ltd.                                                               907,000             191,329
           Jurong Cement, Ltd.                                                                         132,500              54,841
           Jurong Engineering, Ltd.                                                                    137,000             203,070
           Jurong Technologies Industrial Corp., Ltd.                                                1,446,000           1,723,958
           K1 Ventures, Ltd.                                                                         5,340,500           1,055,430
           Keppel Telecommunications and Transportation, Ltd.                                        2,058,000           1,539,291
           Khong Guan Flour Milling, Ltd.                                                               19,000              18,424
           Kian Ann Engineering, Ltd.                                                                  868,000              77,175
           Kian Ho Bearings, Ltd.                                                                      521,000              46,223
       *   Koh Brothers, Ltd.                                                                        1,494,000              92,464
       *   L & M Group Investments, Ltd.                                                             7,107,100              21,011
       #   Labroy Marine, Ltd.                                                                       3,343,000           1,675,495
       *   LanTroVision (S), Ltd.                                                                    1,117,500              16,398
       *   LC Development, Ltd.                                                                      2,041,254             125,766
           Lee Kim Tah Holdings, Ltd.                                                                1,600,000             321,789
       *   Leong Hin Holdings, Ltd.                                                                    657,500             182,223
       *   Liang Huat Aluminium, Ltd.                                                                2,954,000              17,463
           Lion Asiapac, Ltd.                                                                          473,000              47,314
           Low Keng Huat Singapore, Ltd.                                                               372,000             175,193
           Lum Chang Holdings, Ltd.                                                                  1,134,030             137,416
           Magnecomp International, Ltd.                                                               931,000             548,967

           Manufacturing Integration Technology, Ltd.                                                  588,000              39,814
           MCL Land, Ltd.                                                                            1,427,000           1,179,961
       *   Mediaring.Com, Ltd.                                                                       3,410,000             512,835
           Metro Holdings, Ltd.                                                                      2,256,960             903,790
           MMI Holdings, Ltd.                                                                        1,994,000             681,459
           Multi-Chem, Ltd.                                                                          1,263,000             139,146
           Nera Telecommunications, Ltd.                                                             1,450,000             373,079
           New Toyo International Holdings, Ltd.                                                     1,043,000             292,862
           Norelco Centreline Holdings, Ltd.                                                           941,000             224,570
       *   Orchard Parade Holdings, Ltd.                                                             1,084,022             459,062
       #   Osim International, Ltd.                                                                  1,638,000           1,559,495
           Ossia International, Ltd.                                                                   728,332              63,700
           Pan-United Corp., Ltd.                                                                    2,193,000             604,434
           Pan-United Marine, Ltd.                                                                   1,096,500             303,173
           PCI, Ltd.                                                                                   734,000             240,236
           Pertama Holdings, Ltd.                                                                      459,750              93,976
           Popular Holdings, Ltd.                                                                    1,813,000             450,564
           PSC Corp., Ltd.                                                                           5,723,200             287,419
       *   Qian Hu Corp., Ltd.                                                                         408,200              55,019
       #   Robinson & Co., Ltd.                                                                        284,832             969,806
           Rotary Engineering, Ltd.                                                                  1,624,000             425,577
           San Teh, Ltd.                                                                               838,406             168,514
           SBS Transit, Ltd.                                                                         1,011,000           1,314,361
           Sea View Hotel, Ltd.                                                                         66,000               3,048
       *   Seatown Corp., Ltd.                                                                         101,000               1,792
           Sembawang Kimtrans, Ltd.                                                                  1,295,000             390,016
           Sin Soon Huat, Ltd.                                                                       1,307,000             123,548
           Sing Investments & Finance, Ltd.                                                            141,750             125,558
       #   Singapore Food Industries, Ltd.                                                           1,707,000           1,077,666
           Singapore Reinsurance Corp., Ltd                                                          1,540,935             281,931
           Singapore Shipping Corp., Ltd.                                                            1,930,000             541,434
           Singapura Finance, Ltd.                                                                     139,250             137,389
           SMB United, Ltd.                                                                          2,010,000             178,196
           SNP Corp., Ltd.                                                                             466,495             251,054
       *   SP Corp., Ltd.                                                                              454,000              18,791
           Stamford Land Corp., Ltd.                                                                 3,229,000             551,837
           Straits Trading Co., Ltd.                                                                 1,117,200           1,861,008
       *   Sunright, Ltd.                                                                              378,000              58,186
           Superbowl Holdings, Ltd.                                                                    490,000              60,613
           Superior Metal Printing, Ltd.                                                               490,500              47,693
           Thakral Corp., Ltd.                                                                       6,028,000             286,556
           Tiong Woon Corp. Holding, Ltd.                                                            1,359,000             160,572
       *   Transmarco, Ltd.                                                                            106,500              57,619
           Trek 2000 International, Ltd.                                                             1,004,000             284,429
           TSM Resources, Ltd.                                                                       1,502,000             265,446
           TT International, Ltd.                                                                    2,109,600             155,152
       *   Tuan Sing Holdings, Ltd.                                                                  3,362,000             215,996
       *   Ultro Technologies, Ltd.                                                                    530,000              17,080
           Unisteel Technology, Ltd.                                                                   974,000           1,047,139
           United Engineers, Ltd.                                                                      846,666             902,887
           United Overseas Insurance, Ltd.                                                             125,500             281,910
           United Pulp & Paper Co., Ltd.                                                               354,000              95,656
           UOB-Kay Hian Holdings, Ltd.                                                               1,602,000           1,023,945
           Vicom, Ltd.                                                                                 120,000              65,196
           WBL Corp., Ltd.                                                                             647,000           1,462,735
           Xpress Holdings, Ltd.                                                                     1,392,000              41,137
       *   Yongnam Holdings, Ltd.                                                                    1,506,000              26,316
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     57,276,472
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
       *   Amtek Engineering, Ltd. Rights 12/02/05                                                     799,625              96,924
       *   China Dairy Group Warrants 12/22/07                                                         300,400               7,105
                                                                                                                 -----------------
TOTAL RIGHTS/WARRANTS                                                                                                      104,029
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                      57,380,501
                                                                                                                 -----------------
NEW ZEALAND -- (4.6%)
COMMON STOCKS -- (4.6%)
       *   AFFCO Holdings, Ltd.                                                                      1,806,887             519,834
           Cavalier Corp., Ltd.                                                                        283,674             532,189
           CDL Hotels New Zealand, Ltd.                                                              1,387,344             584,108
           CDL Investments New Zealand, Ltd.                                                           328,510              89,852
           Colonial Motor Co., Ltd.                                                                    126,795             263,216
           Ebos Group, Ltd.                                                                            112,108             346,630
       *   Evergreen Forests, Ltd.                                                                     323,301              66,514

           Hallenstein Glassons Holdings, Ltd.                                                         241,638             812,414
           Hellaby Holdings, Ltd.                                                                      201,679             686,173
           Horizon Energy Distribution, Ltd.                                                            40,420             116,243
           Met Lifecare, Ltd.                                                                          270,895             737,659
           Michael Hill International, Ltd.                                                            156,746             890,118
       *   New Zealand Oil & Gas, Ltd.                                                                 584,872             377,126
           New Zealand Refining Co., Ltd.                                                              812,890           3,259,449
           Northland Port Corp. (New Zealand), Ltd.                                                    219,997             441,147
       #   Nuplex Industries, Ltd.                                                                     282,590             841,376
       *   Pacific Retail Group, Ltd.                                                                  194,156             240,220
       #   Port of Tauranga, Ltd.                                                                      541,952           1,660,735
           Provenco Group, Ltd.                                                                        281,600             162,230
           Pyne Gould Guinness, Ltd.                                                                   581,127             926,240
           Restaurant Brand New Zealand, Ltd.                                                          369,175             326,354
           Richina Pacific, Ltd.                                                                       309,644             111,315
       *   Rubicon, Ltd.                                                                               995,760             641,444
           Ryman Healthcare Group, Ltd.                                                                415,999           1,606,801
           Sanford, Ltd.                                                                               418,047           1,246,469
           Scott Technology, Ltd.                                                                       60,843              89,493
       *   Seafresh New Zealand, Ltd.                                                                   80,520               1,585
           South Port New Zealand, Ltd.                                                                 30,744              25,346
           Steel & Tube Holdings, Ltd.                                                                 379,638           1,120,164
       *   Tasman Farms, Ltd.                                                                          157,056                   0
           Taylors Group, Ltd.                                                                          29,646              37,534
           Tourism Holdings, Ltd.                                                                      402,452             418,359
       *   Trans Tasman Properties, Ltd.                                                             2,311,308             810,850
           Waste Management NZ, Ltd.                                                                   430,471           1,888,981
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                    21,878,168
                                                                                                                 -----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
       *   Aliran Ihsan Resources Berhad                                                                 3,300                 210
       *   Autoways Holdings Berhad                                                                     10,000               3,414
       *   Promet Berhad                                                                             1,143,000                   0
       *   Rekapacific Berhad                                                                          473,000                   0
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                          3,624
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.0%)
       *   Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred
           Shares                                                                                       17,882               1,041
                                                                                                                 -----------------
TOTAL -- MALAYSIA                                                                                                            4,665
                                                                                                                 -----------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
       *   Exergy, Inc.                                                                                  7,260                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (18.2%)
       ^   Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
              $7,750,692 U.S. STRIPS, 11/15/10, valued at $6,291,152) to be repurchased
              at $6,167,796                                                                  $           6,167           6,167,119
       ^   Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
              (Collateralized by $126,174,227 U.S. STRIPS, maturities ranging from 08/15/06 to 02/15/23, valued at $81,600,000) to be
              repurchased at $80,008,822                                                                80,000          80,000,000
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $956,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $936,880) to be repurchased at $923,099                                                     923              923,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        87,090,119
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $455,406,254)                                                                                              $     478,700,159
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
COMMON STOCKS -- (98.9%)
Industrials -- (30.3%)
          600 Group P.L.C.                                                                             218,038   $          180,009
          AEA Technology P.L.C.                                                                        168,483              235,255
          Aggreko P.L.C.                                                                               873,478            3,828,696
          Air Partner P.L.C.                                                                            15,611              164,166
     *    Airflow Streamlines P.L.C.                                                                    20,500               20,739
          Alumasc Group P.L.C.                                                                         131,547              351,878
          Amec P.L.C.                                                                                   49,000              292,990
          Arriva P.L.C.                                                                                129,697            1,282,485
     *    Ashtead Group P.L.C.                                                                       1,154,261            3,362,748
          Atkins (WS) P.L.C.                                                                           335,639            4,270,593
          Autologic Holdings P.L.C.                                                                     96,590              187,019
   * #    Avis Europe P.L.C.                                                                         3,154,308            3,776,944
          Babcock International Group P.L.C.                                                           674,239            2,559,194
     *    Bailey (C.H.) P.L.C.                                                                         109,500               23,917
     *    Bailey (C.H.) P.L.C. Class B                                                                  10,000               19,888
     *    BB Holdings, Ltd.                                                                              8,709               55,751
          Birse Group P.L.C.                                                                           421,901               89,116
          Black Arrow Group P.L.C.                                                                      56,500               85,293
          Bodycote International P.L.C.                                                              1,028,769            3,892,465
          Braemar Seascope Group P.L.C.                                                                 45,450              268,280
          Brammer P.L.C.                                                                               144,123              547,176
          Brandon Hire P.L.C.                                                                           97,041              226,317
          British Steam Specialties Group P.L.C.                                                       393,262            1,890,318
     *    BTG P.L.C.                                                                                   439,797            1,688,902
          Business Post Group P.L.C.                                                                   157,099              833,033
     *    Camellia P.L.C.                                                                                2,437              272,941
          Carillion P.L.C.                                                                             704,258            3,662,774
     *    Carlisle Group, Ltd.                                                                           3,484                6,808
          Carr's Milling Industries P.L.C.                                                              19,000              179,349
          Castings P.L.C.                                                                               83,784              349,277
          Charles Taylor Consulting P.L.C.                                                              99,799              528,298
     *    Charter P.L.C.                                                                               535,144            4,576,793
          Chemring Group P.L.C.                                                                        113,762            1,352,610
          Chloride Group P.L.C.                                                                        819,535            1,364,139
          Christie Group P.L.C.                                                                         53,263              105,165
          Clarkson P.L.C.                                                                               54,733              843,366
          Communisis P.L.C.                                                                            515,412              776,883
     *    Cookson Group P.L.C.                                                                         622,740            4,114,497
     *    Corporate Services Group P.L.C.                                                            1,704,859              229,771
     *    Costain Group P.L.C.                                                                       1,176,378              850,534
     *    Danka Business Systems P.L.C.                                                                367,079              133,578
          Dart Group P.L.C.                                                                             74,000              414,458
          Datamonitor P.L.C.                                                                           136,693              526,215
          Davis Service Group P.L.C.                                                                   543,317            4,272,788
          De La Rue P.L.C.                                                                             570,550            4,147,113
          Dewhurst P.L.C.                                                                                9,000               30,057
          Dewhurst P.L.C. Class A Non-Voting                                                            15,500               44,735
          Domino Printing Sciences P.L.C.                                                              402,751            1,755,318
     *    Dowding & Mills P.L.C.                                                                       336,440               99,633
     *    Easyjet P.L.C.                                                                             1,068,671            6,067,388
          Eleco P.L.C.                                                                                 104,685               87,505
     *    Enodis P.L.C.                                                                              1,616,238            3,504,563
     *    Enterprise P.L.C.                                                                             27,000              171,099
          Fenner P.L.C.                                                                                439,262            1,216,462
          FKI P.L.C.                                                                                 1,814,803            3,542,333
          Forth Ports P.L.C.                                                                           147,272            3,722,726
     *    Fortress Holdings P.L.C.                                                                     120,728                5,741
          Fulmar P.L.C.                                                                                107,500              174,669

          Galliford Try P.L.C.                                                                       1,011,944            1,535,837
          Get Group P.L.C.                                                                              20,485               45,765
          Gibbs & Dandy P.L.C.                                                                          13,681               87,106
          Gleeson (M.J.) Group P.L.C.                                                                  174,733              927,564
     *    Glotel P.L.C.                                                                                119,419              185,533
          Go-Ahead Group P.L.C.                                                                        150,627            4,018,169
          Halstead (James) Group P.L.C.                                                                 52,208              626,356
     *    Hampson Industries P.L.C.                                                                    584,903              262,673
     *    Harvey Nash Group P.L.C.                                                                     183,750              142,500
          Havelock Europa P.L.C.                                                                        75,907              171,525
          Heath (Samuel) & Sons P.L.C.                                                                   7,500               62,257
          Helphire Group P.L.C.                                                                        409,032            2,458,005
     *    Heywood Williams Group P.L.C.                                                                297,460              559,201
          Homeserve P.L.C.                                                                             214,834            4,357,649
          Hyder Consulting P.L.C.                                                                      119,601              537,992
          Intertek Group P.L.C.                                                                        160,595            1,971,130
          Intserve P.L.C.                                                                              368,520            2,155,504
     *    Invensys P.L.C.                                                                           13,306,332            4,016,805
          Ite Group P.L.C.                                                                             694,103            1,376,146
          Johnson Service Group P.L.C.                                                                 206,862            1,478,391
          Keller Group P.L.C.                                                                          169,695            1,238,593
          Kier Group P.L.C.                                                                            118,333            2,437,048
          Laing (John) P.L.C.                                                                          788,527            3,938,244
          Latchways P.L.C.                                                                              22,878              234,174
     *    Lavendon Group P.L.C.                                                                        122,032              422,586
          Lincat Group P.L.C.                                                                           19,000              175,412
          Litho Supplies P.L.C.                                                                         20,000               20,456
     *    Lorien P.L.C.                                                                                 60,000               41,335
          Low & Bonar P.L.C.                                                                           339,165              726,551
          Management Consulting Group P.L.C.                                                           600,372              493,875
          McAlpine (Alfred) P.L.C.                                                                     319,263            2,088,936
          Michael Page International P.L.C.                                                          1,123,179            4,964,627
          Mitie Group P.L.C.                                                                         1,038,496            3,047,881
     *    Molins P.L.C.                                                                                 68,000              154,682
     *    Morgan Crucible Company P.L.C.                                                             1,125,473            4,455,972
          Morgan Sindall P.L.C.                                                                        102,544            1,627,963
          Mouchel Parkman P.L.C.                                                                       319,979            1,505,149
          Mowlem (John) & Co. P.L.C.                                                                   418,282            1,374,652
          MS International P.L.C.                                                                       71,500              191,171
          MSB International P.L.C.                                                                      30,748               23,203
          National Express Group P.L.C.                                                                 25,000              388,854
          New Avesco P.L.C.                                                                             29,998               47,454
          Northern Recruitment Group P.L.C.                                                             36,500              105,618
          Northgate P.L.C.                                                                             198,436            3,391,394
          Ocean Wilsons Holdings, Ltd.                                                                  84,250              492,477
     *    Penna Consulting P.L.C.                                                                       42,417               77,476
     *    Planestation Group P.L.C.                                                                     76,551                7,447
          PSD Group P.L.C.                                                                              54,896              256,126
          Quantica P.L.C.                                                                              115,428              105,090
          Radstone Technology P.L.C.                                                                   102,913              528,481
     *    Reed Health Group P.L.C.                                                                     155,333              154,351
     *    Regus Group P.L.C.                                                                         3,183,469            5,203,516
          Reliance Security Group P.L.C.                                                                66,349              580,240
          Renold P.L.C.                                                                                153,256              163,421
          Ricardo P.L.C.                                                                               220,336            1,088,032
          Robert Walters P.L.C.                                                                        291,175              669,021
          ROK property solutions P.L.C.                                                                 97,100              831,443
          RPS Group P.L.C.                                                                             730,729            1,987,334
          Salvesen (Christian) P.L.C.                                                                  870,648            1,121,973
          Senior P.L.C.                                                                              1,196,693            1,098,557
          Serco Group P.L.C.                                                                           235,235            1,191,168
          Severfield-Rowan P.L.C.                                                                       84,679            1,270,997
          Shanks Group P.L.C.                                                                          756,400            2,075,523
          SHL Group P.L.C.                                                                             165,829              400,515
          SIG P.L.C.                                                                                   417,391            5,148,649
     *    Simon Group P.L.C.                                                                           539,729              478,931
          Smart (J.) & Co. (Contractors) P.L.C.                                                         22,500              272,373
          Speedy Hire P.L.C.                                                                           132,434            1,749,065
          Spirax-Sarco Engineering P.L.C.                                                              260,136            3,890,689

          Spring Group P.L.C.                                                                          406,488              419,999
     *    Stanelco P.L.C.                                                                            2,148,370              493,497
          T. Clarke P.L.C.                                                                             118,525              495,846
          Tarsus Group P.L.C.                                                                           87,549              286,385
          TDG P.L.C.                                                                                   281,407            1,175,483
          Teesland P.L.C.                                                                              431,476              711,958
          Tex Holdings P.L.C.                                                                           14,000               25,356
          Thorpe (F.W.) P.L.C.                                                                          24,000              130,709
     *    Tinsley (Eliza) Group P.L.C.                                                                  19,844                5,162
     *    Trafficmaster P.L.C.                                                                         252,418              128,763
          Trifast P.L.C.                                                                               232,523              215,667
          Ultra Electronics Holdings P.L.C.                                                            226,846            3,561,602
          Ultraframe P.L.C.                                                                            162,456               92,259
          Umeco P.L.C.                                                                                 122,638              989,012
     *    Universal Salvage P.L.C.                                                                      36,111               73,834
     *    Volex Group P.L.C.                                                                           241,088              441,986
          VP P.L.C.                                                                                    108,111              417,627
          VT Group P.L.C.                                                                              590,699            3,916,836
          Waterman P.L.C.                                                                               74,473              180,964
          Watermark Group P.L.C.                                                                        68,660              150,205
          Weir Group P.L.C.                                                                            689,632            4,448,188
          Whatman P.L.C.                                                                               439,737            2,200,905
          White Young Green P.L.C.                                                                      78,615              488,472
          Whitehead Mann Group P.L.C.                                                                   95,000               45,283
     *    Wilshaw P.L.C.                                                                               198,409               31,273
          Wincanton P.L.C.                                                                             376,625            2,304,509
          WSP Group P.L.C.                                                                             254,125            1,565,317
          Wyndeham Press Group P.L.C.                                                                  165,119              366,036
          XP Power P.L.C.                                                                               59,933              356,398
                                                                                                                 ------------------
Total Industrials                                                                                                       195,897,122
                                                                                                                 ------------------
Consumer Discretionary -- (21.2%)
          4imprint P.L.C.                                                                               81,908              398,009
          Abbeycrest P.L.C.                                                                             42,590               18,782
          AGA Food Service Group P.L.C.                                                                402,171            2,027,835
          Alba P.L.C.                                                                                  105,025              642,833
          Alexandra P.L.C.                                                                              86,243              223,200
          Alexon Group P.L.C.                                                                          156,695              570,240
          Alpha Airports Group P.L.C.                                                                  489,053              553,970
          Arena Leisure P.L.C.                                                                       1,136,685              779,124
     *    Aston Villa P.L.C.                                                                            12,961              102,574
     *    Austin Reed Group P.L.C.                                                                      68,999              107,423
          Avesco P.L.C.                                                                                 29,998               48,434
          Avon Rubber P.L.C.                                                                            69,321              205,673
          Beale P.L.C.                                                                                  22,161               25,042
          Bellway P.L.C.                                                                               356,982            6,340,393
          Ben Bailey P.L.C.                                                                             40,986              289,021
          Blacks Leisure Group P.L.C.                                                                   90,290              674,387
          Bloomsbury Publishing P.L.C.                                                                 248,575            1,411,779
          Boot (Henry) P.L.C.                                                                           71,794              742,800
          Bovis Homes Group P.L.C.                                                                     375,474            4,701,650
          BPP Holdings P.L.C.                                                                          149,368              965,643
     *    Brown & Jackson P.L.C.                                                                       818,461              808,757
          Brown (N) Group P.L.C.                                                                       695,395            2,077,523
          Caffyns P.L.C.                                                                                 6,000               83,948
          Carpetright P.L.C.                                                                           125,839            2,021,765
     *    Celtic P.L.C.                                                                                 40,759               28,597
          Character Group P.L.C.                                                                        97,314               81,977
          Chime Communications P.L.C.                                                                  549,729              236,163
          Chrysalis Group P.L.C.                                                                       328,544              878,759
          Churchill China P.L.C.                                                                        30,000               93,949
          Clinton Cards P.L.C.                                                                         501,072              542,237
          Colefax Group P.L.C.                                                                          60,000              117,522
          Cosalt P.L.C.                                                                                 30,700              128,600
          Crest Nicholson P.L.C.                                                                       310,555            2,371,844
          Creston P.L.C.                                                                               132,044              489,909
          Dawson Holdings P.L.C.                                                                       144,502              357,420
     *    Dawson International P.L.C.                                                                  100,688               15,470
          De Vere Group P.L.C.                                                                         221,827            2,541,913

     *    Emess P.L.C.                                                                                 480,556               64,485
     *    Entertainment Rights P.L.C.                                                                1,034,872              582,605
          Euromoney Institutional Investors P.L.C.                                                     207,184            1,588,474
          European Motor Holdings P.L.C.                                                               118,325              599,171
     *    FII Group P.L.C.                                                                              41,166                4,805
          Findel P.L.C.                                                                                380,020            2,853,586
          First Choice Holidays P.L.C.                                                               1,254,193            4,632,978
          First Technology P.L.C.                                                                      188,345              606,101
          Forminster P.L.C.                                                                             43,333                5,572
          French Connection Group P.L.C.                                                               284,510            1,294,377
          Fuller, Smith & Turner P.L.C. Series A                                                        41,035              670,810
          Future Network P.L.C.                                                                        933,632              948,758
          Game Group P.L.C.                                                                          1,190,499            1,517,537
          Games Workshop Group P.L.C.                                                                   86,175              551,444
     *    Gaskell P.L.C.                                                                                36,000                1,556
          GCAP Media P.L.C.                                                                            313,351            1,519,549
     *    Global Natural Energy P.L.C.                                                                  11,004               23,052
          Greene King P.L.C.                                                                           453,242            5,436,272
          Halfords Group P.L.C.                                                                        144,440              796,614
          Haynes Publishing Group P.L.C.                                                                14,703               91,270
          Headlam Group P.L.C.                                                                         259,894            1,822,481
     *    Highbury House Communications P.L.C.                                                         439,166                7,693
          HMV Group P.L.C.                                                                             987,623            3,185,392
          Holidaybreak P.L.C.                                                                          149,496            1,714,572
     *    Homestyle Group P.L.C.                                                                       139,717              216,030
          Hornby P.L.C.                                                                                 77,295              252,311
          House of Fraser P.L.C.                                                                       749,793            1,503,296
          Huntsworth P.L.C.                                                                            343,309              500,050
          Incisive Media P.L.C.                                                                        337,232              822,351
          Informa P.L.C.                                                                                50,000              345,602
          JJB Sports P.L.C.                                                                            529,578            1,576,125
          John David Group P.L.C.                                                                      114,500              493,322
          Lambert Howarth Group P.L.C.                                                                  43,203              158,493
     *    Laura Ashley Holdings P.L.C.                                                               2,505,661              574,559
     *    London Clubs International P.L.C.                                                            682,319            1,607,860
          Lookers P.L.C.                                                                                85,770              669,141
          Luminar P.L.C.                                                                               230,712            1,962,683
          Maiden Group P.L.C.                                                                           43,212               87,878
          Mallett P.L.C.                                                                                24,837              105,057
          Manganese Bronze Holdings P.L.C.                                                              32,184               90,088
          Marchpole Holdings P.L.C.                                                                    271,422               75,159
          Matalan P.L.C.                                                                               770,532            2,352,693
     *    Mayflower Corp. P.L.C.                                                                       550,636                    0
          McCarthy & Stone P.L.C.                                                                      292,792            3,187,299
          Menzies (John) P.L.C.                                                                        132,050            1,211,017
          Metal Bulletin P.L.C.                                                                        183,177              733,022
          MFI Furniture Group P.L.C.                                                                 1,753,768            2,267,727
          Mice Group P.L.C.                                                                            174,886               82,577
          Millennium and Copthorne Hotels P.L.C.                                                       329,074            2,139,236
     *    Monsoon P.L.C.                                                                                71,000              498,566
          Moss Brothers Group P.L.C.                                                                   163,400              228,529
          Mothercare P.L.C.                                                                            247,209            1,528,818
     *    Mytravel Group P.L.C.                                                                        243,534              751,382
          Newcastle United P.L.C.                                                                      198,896              156,200
          Next Fifteen Communications P.L.C.                                                            25,000               29,184
          Nord Anglia Education P.L.C.                                                                  63,924              134,406
          Northamber P.L.C.                                                                             75,888              114,572
   * #    NXT P.L.C.                                                                                   219,248              190,258
          Ottakar's P.L.C.                                                                              34,693              244,208
          Owen (H.R.) P.L.C.                                                                            46,993              117,830
     *    Pace Micro Technology P.L.C.                                                                 501,860              481,155
     *    Partridge Fine Arts P.L.C.                                                                    58,000               43,632
          Pendragon P.L.C.                                                                             430,171            3,589,718
          Photo-Me International P.L.C.                                                              1,340,534            2,810,025
     *    Pittards P.L.C.                                                                               60,985               11,074
          Portmeirion Group P.L.C.                                                                      22,856               75,214
     *    Pressac P.L.C.                                                                                78,129                1,013
     *    QXL Ricardo P.L.C.                                                                             2,537              372,358
          Redrow P.L.C.                                                                                501,817            4,212,449

          Reg Vardy P.L.C.                                                                             133,859            1,836,051
     *    Regent Inns P.L.C.                                                                           395,953              651,159
          Restaurant Group P.L.C.                                                                      747,666            1,929,324
     #    Sanctuary Group P.L.C.                                                                       779,911               52,005
          SCS Upholstery P.L.C.                                                                        117,088              831,336
          Sinclair (William) Holdings P.L.C.                                                            53,000               47,296
          Sirdar P.L.C.                                                                                 69,754               39,527
          SMG P.L.C.                                                                                   625,114              938,159
          Smith (WH) P.L.C.                                                                            586,196            3,955,463
          Southampton Leisure Holdings P.L.C.                                                           19,615               11,421
     *    Sportech P.L.C.                                                                              846,974              174,587
          St. Ives P.L.C.                                                                              308,994            1,584,003
          Stanley Leisure P.L.C.                                                                       175,210            1,997,568
     *    Sterling Publishing Group P.L.C.                                                              75,298               10,305
          Stylo P.L.C.                                                                                  64,096               77,021
          Taylor Nelson Sofres P.L.C.                                                                  701,432            2,722,967
          Ted Baker P.L.C.                                                                             105,654              813,975
          The Peacock Group P.L.C.                                                                     273,494            1,566,788
     *    The Television Corp. P.L.C.                                                                  101,591              116,139
     *    Toad Group P.L.C.                                                                             85,507               15,440
          Topps Tiles P.L.C.                                                                           491,811            1,649,754
     *    Torotrak P.L.C.                                                                              246,442              222,747
     *    Tottenham Hotspur P.L.C.                                                                     150,000              136,413
          Ulster Television P.L.C.                                                                     140,321            1,018,423
          Victoria P.L.C.                                                                               12,000               38,297
          Vitec Group P.L.C.                                                                            95,370              583,360
          Wagon P.L.C.                                                                                 163,410              499,191
          Wembley P.L.C.                                                                                68,694              661,695
          Westbury P.L.C.                                                                              362,193            3,430,371
          Wetherspoon (J.D.) P.L.C.                                                                    513,165            2,872,666
          Wilmington Group P.L.C.                                                                      177,826              594,564
          Wilson Bowden P.L.C.                                                                           7,000              156,364
          Woolworths Group P.L.C.                                                                    3,110,645            1,947,535
          Wyevale Garden Centres P.L.C.                                                                125,459            1,078,352
                                                                                                                 ------------------
Total Consumer Discretionary                                                                                            137,088,752
                                                                                                                 ------------------
Financials -- (16.2%)
          Aberdeen Asset Management P.L.C.                                                           1,022,447            2,174,807
          Atrium Underwriting P.L.C.                                                                   180,581              637,597
     *    Bradstock Group P.L.C.                                                                         5,200                3,957
          Brewin Dolphin Holdings P.L.C.                                                               683,219            1,739,610
          Brit Insurance Holdings P.L.C.                                                               489,300              716,433
          Brixton P.L.C.                                                                               952,536            6,638,820
          Capital & Regional P.L.C.                                                                    261,206            3,755,888
          Chesnara P.L.C.                                                                               92,900              258,053
     *    CLS Holdings P.L.C.                                                                          216,575            1,826,471
          Collins Stewart Tullett P.L.C.                                                               407,502            4,077,132
          Countrywide P.L.C.                                                                           250,090            1,647,310
          Daejan Holdings P.L.C.                                                                        35,324            2,177,722
          Derwent Valley Holdings P.L.C.                                                               219,683            5,272,331
          Development Securities P.L.C.                                                                147,405            1,195,528
          Domestic & General Group P.L.C.                                                              132,640            1,823,332
          DTZ Holdings P.L.C.                                                                          159,674            1,142,206
     *    Durlacher Corp. P.L.C.                                                                        15,272               47,900
     *    Egg P.L.C.                                                                                   699,847            1,234,327
          Erinaceous Group P.L.C.                                                                      353,623            1,920,712
     *    Evolution Group P.L.C.                                                                       115,278              254,164
          Freeport P.L.C.                                                                               88,023              686,429
          Grainger Trust P.L.C.                                                                        331,113            2,739,934
          Great Portland Estates P.L.C.                                                                702,027            4,833,859
          Guiness Peat Group P.L.C.                                                                  1,251,349            1,807,299
     *    Hampton Trust P.L.C.                                                                         232,050                5,518
          Hardy Underwriting Group P.L.C.                                                               71,683              260,313
     *    Hawtin P.L.C.                                                                                196,500               42,374
          Helical Bar P.L.C.                                                                           152,052              822,257
     *    Henderson Group P.L.C.                                                                     1,485,610            1,631,974
          Highway Insurance Holdings P.L.C.                                                            467,933              549,961
          Hiscox P.L.C.                                                                              1,522,744            5,676,541
          Hitachi Capital (UK) P.L.C.                                                                  124,239              457,342

          IFX Group P.L.C.                                                                              79,438              168,905
          ISIS Asset Management P.L.C.                                                                 388,420            1,313,552
          Jardine Lloyd Thompson Group P.L.C.                                                          577,063            4,871,043
          Kensington Group P.L.C.                                                                      135,488            1,775,717
          Kiln P.L.C.                                                                                  566,831              922,092
          London Merchant Securities P.L.C.                                                          1,367,187            5,543,138
          London Scottish Bank P.L.C.                                                                  374,544              525,825
     *    Marylebone Warwick Balfour Group P.L.C.                                                      277,898              731,887
          McKay Securities P.L.C.                                                                       97,232              516,616
          Minerva P.L.C.                                                                               557,892            2,479,088
          Mucklow (A & J) Group P.L.C.                                                                 194,456            1,456,795
          Paragon Group of Companies P.L.C.                                                            153,200            1,586,485
          Park Group P.L.C.                                                                            291,600               95,178
          Primary Health Properties P.L.C.                                                              24,195              155,434
     *    Probus Estates P.L.C.                                                                         83,333                  216
          Quintain Estates & Development P.L.C.                                                        161,208            1,646,507
          Rensburg Sheppards P.L.C.                                                                     37,158              438,967
          Resolution P.L.C.                                                                            294,095            3,275,731
          Rugby Estates P.L.C.                                                                          15,328               97,526
          Rutland Trust P.L.C.                                                                         174,255              176,326
          S & U P.L.C.                                                                                  21,140              197,354
     *    Safeland P.L.C.                                                                               25,000               35,296
          Savills P.L.C.                                                                               219,084            3,436,244
          Secure Trust Group P.L.C.                                                                     44,674              349,389
          Shaftesbury P.L.C.                                                                           507,230            3,497,648
          Shore Capital Group P.L.C.                                                                   504,863              407,212
          Smith (James) Estates P.L.C.                                                                  17,524              140,262
          St. Modwen Properties P.L.C.                                                                 285,624            2,237,236
          Stanley (Charles) Group P.L.C.                                                                86,800              459,856
          Town Centre Securities P.L.C.                                                                142,137              995,946
          Unite Group P.L.C.                                                                           373,726            2,285,396
          Warner Estate Holdings P.L.C.                                                                111,091            1,363,977
     *    Wellington Underwriting P.L.C.                                                               139,302              227,703
          Windsor P.L.C.                                                                               149,435              134,996
          Workspace Group P.L.C.                                                                       663,597            3,371,393
                                                                                                                 ------------------
Total Financials                                                                                                        104,975,037
                                                                                                                 ------------------
Information Technology -- (9.5%)
          Abacus Group P.L.C.                                                                          105,130              198,388
          Acal P.L.C.                                                                                   60,982              259,944
          Alphameric P.L.C.                                                                            486,081              734,862
     *    Alterian P.L.C.                                                                               68,403              135,434
          Amstrad P.L.C.                                                                               149,652              355,144
     *    Anite Group P.L.C.                                                                         1,106,825            1,149,396
     *    ARC International P.L.C.                                                                     330,444              162,640
     *    Autonomy Corp. P.L.C.                                                                        236,369            1,447,141
          Aveva Group P.L.C.                                                                            73,803            1,186,819
          Axon Group P.L.C.                                                                            115,461              482,442
     *    Baltimore Technologies P.L.C.                                                                    485               14,454
     *    Bede P.L.C.                                                                                  135,978               30,125
          CML Microsystems P.L.C.                                                                       28,361              135,310
          Comino Group P.L.C.                                                                           30,924              158,502
          Compel Group P.L.C.                                                                           75,752              115,169
          Computacenter P.L.C.                                                                         452,614            2,050,823
     *    CSR P.L.C.                                                                                    61,950              902,289
          Deltron Electronics P.L.C.                                                                    90,964              105,095
          Detica Group P.L.C.                                                                           71,722            1,234,568
          Dicom Group P.L.C.                                                                           258,808              908,607
     *    Dimension Data Holdings P.L.C.                                                               939,000              596,866
          Diploma P.L.C.                                                                                65,882              792,014
          DRS Data & Research Services P.L.C.                                                           26,825               16,166
     *    Easynet Group P.L.C.                                                                         331,185              990,566
          Electrocomponents P.L.C.                                                                     263,991            1,170,439
          Electronic Data Processing P.L.C.                                                             55,200               67,337
     *    Eurodis Electron P.L.C.                                                                    2,118,657               38,471
     *    Fibernet Group P.L.C.                                                                        224,012              281,738
          Filtronic P.L.C.                                                                             226,882            1,042,432
     *    Financial Objects P.L.C.                                                                      17,000               11,626
          GB Group P.L.C.                                                                              415,333              253,514

     *    Gresham Computing P.L.C.                                                                     121,221              163,014
          Halma P.L.C.                                                                               1,415,413            4,146,413
          ICM Computer Group P.L.C.                                                                     45,983              266,057
     *    Imagination Technologies Group P.L.C.                                                        566,510              698,014
          Independent Media Distribution P.L.C.                                                         21,621               14,943
     *    Intec Telecom Systems P.L.C.                                                                 654,113              667,249
          Intelek P.L.C.                                                                                99,880               24,362
     *    Kalamazoo Computer Group P.L.C.                                                               56,120                    0
     *    Kewill Systems P.L.C.                                                                        309,597              390,812
          Laird Group P.L.C.                                                                           490,233            3,391,169
          Macro 4 P.L.C.                                                                                45,932              216,060
     *    Microgen P.L.C.                                                                              238,323              347,892
          Misys P.L.C.                                                                                 308,169            1,151,283
          Morse P.L.C.                                                                                 277,169              455,238
          MTL Instruments Group P.L.C.                                                                  24,678              156,362
     *    nCipher P.L.C.                                                                                99,572              342,981
          Netstore P.L.C.                                                                              143,737               95,212
     *    Northgate Information Solutions P.L.C.                                                     1,728,640            2,577,272
     *    NSB Retail P.L.C.                                                                          1,119,725              681,210
          Oxford Instruments P.L.C.                                                                    136,455              569,850
     *    Parity Group P.L.C.                                                                          381,072               27,863
          Planit Holdings P.L.C.                                                                       235,000               91,751
     *    Plasmon P.L.C.                                                                               135,733              338,638
          Premier Farnell P.L.C.                                                                     1,256,569            3,480,261
          Psion P.L.C.                                                                                 378,897            1,049,653
     *    QA P.L.C.                                                                                    158,950                2,362
          Renishaw P.L.C.                                                                              188,734            3,008,346
     *    Retail Decisions P.L.C.                                                                      188,904              417,343
          RM P.L.C.                                                                                    359,199              981,896
          Rotork P.L.C.                                                                                223,601            2,313,737
          Roxboro Group P.L.C.                                                                          90,243              387,824
          Royalblue Group P.L.C.                                                                       106,484            1,233,940
     *    SCI Entertainment P.L.C.                                                                      33,370              307,400
     *    Scipher P.L.C.                                                                                34,563                  672
     *    SDL P.L.C.                                                                                   203,748              633,546
     *    Servicepower Technologies P.L.C.                                                             150,000               90,856
          Spectris P.L.C.                                                                              470,110            4,992,698
     *    Spirent P.L.C.                                                                             2,209,226            1,832,875
     *    Superscape P.L.C.                                                                            302,847              113,316
     *    Surfcontrol P.L.C.                                                                            81,878              648,553
     *    Tadpole Technology P.L.C.                                                                    427,207               23,301
          Telemetrix P.L.C.                                                                            177,320              204,453
     *    Telspec P.L.C.                                                                                25,000                5,821
     *    The Innovation Group P.L.C.                                                                1,116,429              530,125
          Trace Computers P.L.C.                                                                        33,552               55,692
          TT Electronics P.L.C.                                                                        361,387              883,788
     *    TTP Communications P.L.C.                                                                    611,908              302,384
          Vega Group P.L.C.                                                                             69,342              227,981
          Vislink P.L.C.                                                                               124,752               91,804
     *    Wolfson Microelectronics P.L.C.                                                              331,328            1,654,541
          Workplace Systems International P.L.C.                                                       238,739               42,121
          XAAR P.L.C.                                                                                  167,514              761,977
          XANSA P.L.C.                                                                                 949,089            1,357,555
          XKO Group P.L.C.                                                                              30,304               53,796
                                                                                                                 ------------------
Total Information Technology                                                                                             61,532,583
                                                                                                                 ------------------
Energy -- (7.3%)
          Abbot Group P.L.C.                                                                           704,157            3,068,942
          Anglo Pacific Group P.L.C.                                                                   267,628              604,264
          Burren Energy P.L.C.                                                                         421,226            6,591,322
     *    Dana Petroleum P.L.C.                                                                        261,198            4,169,082
     *    Emerald Energy P.L.C.                                                                        169,128              506,814
          Expro International Group P.L.C.                                                             240,769            2,079,897
          Fisher (James) & Sons P.L.C.                                                                 153,696            1,016,299
     *    Fortune Oil P.L.C.                                                                         3,248,130              348,385
          Hunting P.L.C.                                                                               416,004            2,208,078
          JKX Oil and Gas P.L.C.                                                                       437,062            1,613,884
     *    KBC Advanced Technologies P.L.C.                                                              68,734               53,900
          Lupus Capital P.L.C.                                                                         429,989               84,747

          Melrose Resources P.L.C.                                                                     279,182            1,751,544
          Paladin Resources P.L.C.                                                                   1,038,531            6,380,904
     *    Premier Oil P.L.C.                                                                           264,560            3,401,754
     *    Soco International P.L.C.                                                                    248,936            3,186,421
          Sondex P.L.C.                                                                                206,804              750,675
          U.K. Coal P.L.C.                                                                             322,996              767,990
     *    Venture Production P.L.C.                                                                    396,524            3,422,399
          Wood Group (John) P.L.C.                                                                   1,407,609            4,940,744
                                                                                                                 ------------------
Total Energy                                                                                                             46,948,045
                                                                                                                 ------------------
Consumer Staples -- (5.3%)
          Anglo Eastern Plantations P.L.C.                                                              87,249              323,754
          Arla Foods UK P.L.C.                                                                       1,674,839            1,607,483
          Barr (A.G.) P.L.C.                                                                            43,000              697,535
          Body Shop International P.L.C.                                                               583,233            2,567,158
          Cranswick P.L.C.                                                                             151,057            1,570,490
          Dairy Crest Group P.L.C.                                                                     411,682            3,563,451
          Devro P.L.C.                                                                                 533,228            1,211,417
          Greggs P.L.C.                                                                                 38,326            3,011,123
          Hardys & Hansons P.L.C.                                                                       56,379              675,905
          Kleeneze P.L.C.                                                                              109,256              206,081
          McBride P.L.C.                                                                               698,504            1,832,158
          Nichols P.L.C.                                                                                66,550              243,302
          Northern Foods P.L.C.                                                                      1,742,847            4,619,707
          Premier Foods P.L.C.                                                                          43,796              222,596
          PZ Cuzzons P.L.C.                                                                             49,859            1,353,999
          Richmond Foods P.L.C.                                                                         57,804              516,895
          Robert Wiseman Dairies P.L.C.                                                                199,037              953,120
          Somerfield P.L.C.                                                                            722,361            2,437,467
          Swallowfield P.L.C.                                                                           15,000               19,346
          Thorntons P.L.C.                                                                             158,000              439,355
          Uniq P.L.C.                                                                                  263,207              509,790
          Whittard of Chelsea P.L.C.                                                                    37,487               47,060
          Wolverhampton & Dudley Breweries P.L.C.                                                      246,522            5,317,861
          Young & Co's Brewery P.L.C.                                                                   10,000              307,294
          Young & Co's Brewery P.L.C. Class A                                                            5,234              209,541
                                                                                                                 ------------------
Total Consumer Staples                                                                                                   34,463,888
                                                                                                                 ------------------
Health Care -- (4.2%)
     *    Acambis P.L.C.                                                                               282,492            1,035,313
     *    Alizyme P.L.C.                                                                               345,593              729,474
     *    Antisoma P.L.C.                                                                            1,157,754              410,218
     *    Axis-Shield P.L.C.                                                                           159,015              842,648
          Bespak P.L.C.                                                                                 96,061              820,740
     *    Biocompatibles International P.L.C.                                                           94,045              384,928
     *    Bioquell P.L.C.                                                                               50,194               84,975
          Biotrace International P.L.C.                                                                150,131              191,864
     *    Cambridge Antibody Technology Group P.L.C.                                                   120,171            1,407,847
          Care U.K. P.L.C.                                                                             183,829            1,514,329
     *    Clinical Computing P.L.C.                                                                     46,666                8,107
          Corin Group P.L.C.                                                                           124,334              724,591
          Dechra Pharmaceuticals P.L.C.                                                                168,094              731,853
          Ferraris Group P.L.C.                                                                        148,288              256,888
     *    Genetix Group P.L.C.                                                                         151,246              144,716
          Goldshield Group P.L.C.                                                                      123,034              754,441
     *    Gyrus Group P.L.C.                                                                           350,450            2,184,484
          Huntleigh Technology P.L.C.                                                                   90,597              561,454
          Isoft Group P.L.C.                                                                           737,364            4,852,158
          Isotron P.L.C.                                                                                70,674              718,793
     *    M.L. Laboratories P.L.C.                                                                   1,291,691              558,937
     *    Medical Solutions P.L.C.                                                                     140,731               19,898
     *    Medisys P.L.C.                                                                               586,814               26,443
          Nestor Healthcare Group P.L.C.                                                               303,219              678,783
     *    Osmetech P.L.C.                                                                               66,935               28,068
     *    Oxford Biomedica P.L.C.                                                                    1,371,278              627,814
     *    Pharmagene P.L.C.                                                                            160,000               46,994
     *    Phytopharm P.L.C.                                                                            111,349              120,370
     *    Protherics P.L.C.                                                                            854,366              779,920
     *    Provalis P.L.C.                                                                              796,584               27,851

          Ransom (William) & Son P.L.C.                                                                 30,000               23,320
   * #    Skyepharma P.L.C.                                                                          1,738,458            1,487,380
          SSL International P.L.C.                                                                     630,184            3,061,846
          Sygen International P.L.C.                                                                   768,253              835,482
     *    Theratase P.L.C.                                                                              80,563               46,173
     *    Vernalis P.L.C.                                                                              334,552              367,346
                                                                                                                 ------------------
Total Health Care                                                                                                        27,096,446
                                                                                                                 ------------------
Materials -- (3.6%)
     *    Amberley Group P.L.C.                                                                        200,000               40,640
     *    API Group P.L.C.                                                                             103,483              217,024
     *    Applied Optical Technologies P.L.C.                                                          117,822               80,991
          Baggeridge Brick P.L.C.                                                                       98,000              251,314
          British Polythene Industries P.L.C.                                                           86,272              649,959
          Carclo P.L.C.                                                                                180,595              219,051
          Chamberlin & Hill P.L.C.                                                                      18,000               70,815
          Chapelthorpe P.L.C.                                                                          656,803              176,592
          Coral Products P.L.C.                                                                         50,000               16,728
          Croda International P.L.C.                                                                   451,631            3,514,436
          Cropper (James) P.L.C.                                                                        22,000               72,721
          Delta P.L.C.                                                                                 433,707              822,508
          DS Smith P.L.C.                                                                            1,237,383            3,213,901
          Dyson Group P.L.C.                                                                            96,928              439,138
          Elementis P.L.C.                                                                           1,542,189            1,866,823
          Ennstone P.L.C.                                                                            1,122,247              754,446
     *    European Colour P.L.C.                                                                        82,090               22,411
          Filtrona P.L.C.                                                                               74,898              348,296
     *    Greenwich Resources P.L.C.                                                                   438,664               20,103
          Hill & Smith Holdings P.L.C.                                                                 179,226              699,836
          Inveresk P.L.C.                                                                              150,000               44,428
          Macfarlane Group P.L.C.                                                                      228,287              134,522
          Marshalls P.L.C.                                                                             581,983            3,055,905
          Metalrax Group P.L.C.                                                                        358,740              460,506
          Porvair P.L.C.                                                                               106,246              222,874
          RPC Group P.L.C.                                                                             295,073            1,249,345
          Scapa Group P.L.C.                                                                           319,593              109,646
          Treatt P.L.C.                                                                                 14,957               65,470
          UCM Group P.L.C.                                                                              41,980               36,343
          Victrex P.L.C.                                                                               284,818            3,145,551
          Yule Catto & Co. P.L.C.                                                                      278,083            1,338,729
          Zotefoams P.L.C.                                                                              62,000               87,821
                                                                                                                 ------------------
Total Materials                                                                                                          23,448,873
                                                                                                                 ------------------
Telecommunication Services -- (1.3%)
          Bristol Water Group P.L.C.                                                                    27,120              407,669
   * #    Colt Telecom Group P.L.C.                                                                  2,574,360            2,565,985
          Dee Valley Group P.L.C.                                                                        4,214               72,063
          Hydro International P.L.C.                                                                    27,669               46,090
          Kingston Communications P.L.C.                                                               850,036              980,787
     *    Redstone P.L.C.                                                                              376,324               35,242
          Telecom Plus P.L.C.                                                                          149,831              359,060
     *    Thus Group P.L.C.                                                                          4,572,940            1,243,544
     *    Vanco P.L.C.                                                                                 145,748            1,275,354
          Viridian Group P.L.C.                                                                        109,350            1,631,081
                                                                                                                 ------------------
Total Telecommunication Services                                                                                          8,616,875
                                                                                                                 ------------------
Other -- (0.0%)
     *    Argonaut Games P.L.C.                                                                        100,000                5,404
     *    Bombshell, Ltd.                                                                                  932                  927
     *    Ferguson International Holdings P.L.C.                                                        89,105               36,983
     *    Full Circle Future, Ltd.                                                                     135,600                    0
     *    Garton Engineering P.L.C.                                                                     10,248                    0
     *    IMS Group P.L.C.                                                                              75,000                5,837
     *    Industrial & Commercial Holdings P.L.C.                                                        5,000                  130
     *    Radamec Group P.L.C.                                                                          35,000                    0
     *    Richmond Oil & Gas P.L.C.                                                                    220,000                    0
     *    RMS Communications P.L.C.                                                                     15,000                    0
     *    Secure Ventures (No. 1) P.L.C.                                                                62,500                    0
     *    Secure Ventures (No. 3) P.L.C.                                                                62,500                    0

     *    Secure Ventures (No. 6) P.L.C.                                                                62,500                    0
     *    Secure Ventures (No. 7) P.L.C.                                                                62,500                    0
     *    SFI Holdings, Ltd. Series A                                                                   26,713               14,321
     *    Tandem Group P.L.C.                                                                          327,365                    0
     *    Terence Chapman Group P.L.C.                                                                  62,500                  343
     *    Waterdorm P.L.C.                                                                             105,000                    0
     *    Wraith P.L.C.                                                                                  1,400                2,227
                                                                                                                 ------------------
Total Other                                                                                                                  66,172
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     640,133,793
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.1%)
Other -- (0.1%)
     *    Autonomy Corp. P.L.C. Rights 12/19/05                                                        118,184              202,338
     *    Kiln P.L.C. Rights 12/16/05                                                                  242,927               28,357
     *    Letter of Entitlements - Audemars Piguet                                                      90,242                    0
     *    Planestation Group P.L.C. Warrants 01/13/11                                                  229,653                  199
     *    SFI Holdings, Ltd. Litigation Certificate                                                     26,713                    0
     *    Umeco P.L.C. Rights 12/09/05                                                                  54,505              110,754
     *    Vernalis P.L.C. Rights                                                                       104,547                    0
                                                                                                                 ------------------
Total Other                                                                                                                 341,648
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                       341,648
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
    ^  Repurchase Agreement, Bear Stearns 3.95%, 12/01/05 (Collateralized by
         $5,882,396 U.S. STRIPS, 05/15/11, valued at $4,647,015) to be repurchased at
         $4,555,897                                                                         $            4,555            4,555,397
       Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05 (Collateralized
         by $2,121,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,078,580) to be
         repurchased at $2,047,221                                                                       2,047            2,047,000
                                                                                                                 ------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                          6,602,397
                                                                                                                 ------------------
TOTAL INVESTMENTS-- (100.0%)
(Cost $519,429,840)                                                                                              $      647,077,838
                                                                                                                 ==================

                    See accompanying Notes to Financial Statements.

                         THE CONTINENTAL SMALL COMPANY SERIES
                                SCHEDULE OF INVESTMENTS

                                   NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
SWITZERLAND -- (14.0%)
COMMON STOCKS -- (13.9%)
     *    4M Technologies Holding SA                                                                    18,445   $           69,119
          A. Hiestad Holding AG                                                                          1,056              749,333
     *    Actelion, Ltd.                                                                                51,203            4,985,032
          AFG Arbonia-Forster Holding AG                                                                 3,263              853,267
          Agie Charmilles Holding AG                                                                     3,402              291,943
          Allreal Holding AG                                                                            14,335            1,263,632
          Also Holding AG                                                                                  569              170,710
          Amazys Holding AG                                                                              9,061              528,897
          Ascom Holding AG                                                                              70,052              957,617
          Bachem AG                                                                                     26,438            1,491,023
          Baloise-Holding AG                                                                            43,500            2,314,742
          Bank Coop AG                                                                                  29,405            1,620,808
          Bank Sarasin & Cie Series B, Basel                                                               968            1,919,058
          Banque Cantonale de Geneve                                                                     1,344              195,035
          Banque Cantonale du Jura                                                                         450              129,886
          Banque Cantonale Vaudoise                                                                      9,431            2,532,489
          Banque Privee Edmond de Rothschild SA, Geneve                                                    152            2,151,290
     *    Barry Callebaut AG                                                                             8,120            2,584,355
          Basellandschaftliche Kantonalbank                                                                600              459,994
          Basler Kantonalbank                                                                            5,250              425,289
          Batigroup Holding AG                                                                          16,114              253,969
          Belimo Holdings AG                                                                             1,332              739,397
     *    Berna Biotech AG                                                                             102,390              961,785
          Berner Kantonalbank                                                                            7,907            1,094,365
     *    BHB Beteiligungs und Finanzgesellschaft                                                          150                5,008
          Bobst Group SA                                                                                36,682            1,396,443
          Bossard Holding AG                                                                             7,906              482,610
     *    Bucher Industries AG                                                                          32,839            2,564,246
          BVZ (Brig Visp Zermatt) Holding AG                                                               580              134,250
          Calida Holding AG                                                                                396              126,371
     *    Card Guard AG                                                                                 15,187               49,727
          Carlo Gavazzi Holding AG                                                                       1,065              132,606
          Charles Voegele Holding AG                                                                    28,009            2,037,883
          Cie Financiere Tradition                                                                       5,202              524,540
          Compagnie vaudoise d'electricite                                                               1,322            1,252,623
     *    Converium Holding AG                                                                         415,436            3,985,338
          Conzzeta Holdings AG                                                                           1,415            1,830,222
     *    COS Computer Systems AG                                                                        4,391              104,981
     *    Crealogix Holding AG                                                                           1,318               74,118
          Daetwyler Holding AG, Atldorf                                                                    348            1,136,288
          Edipresse SA, Lausanne                                                                         1,410              574,779
          EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                                    3,207            1,949,943
          Eichhof Holding AG                                                                               188              205,083
     *    ELMA Electronic AG                                                                               472               91,482
     #    Emmi AG                                                                                       12,206            1,048,011
          Ems-Chemie Holding AG                                                                         24,021            2,078,522
          Energie Electrique du Simplon SA                                                                 350              132,669
          Energiedienst Holding AG                                                                       8,265            2,668,030
          Escor Casino & Entertainment AG                                                                2,010               34,952
          Feintol International Holding AG                                                               1,181              300,157
     *    Fischer (Georg) AG, Schaffhausen                                                              10,581            3,404,824
     *    Flughafen Zuerich AG                                                                           6,028              992,456
     *    Forbo Holding AG, Eglisau                                                                      4,930            1,026,916
          Fuchs Petrolub AG Oel & Chemie Non-Voting                                                     18,009              747,604
          Galenica Holding, Ltd. AG, Bern                                                               14,709            2,684,316
          Generali (Switzerland) Holdings, Adliswil                                                      2,082              539,419
          Getaz Romang Holding SA                                                                        1,231              490,447
     *    Golay-Buchel Holding SA, Lausanne                                                                 40               35,493
          Gurit-Heberlein AG                                                                             1,225            1,135,646
          Helvetia Patria Holding                                                                       10,318            1,969,216
     *    Hexagon AB Series B                                                                           27,240              715,616
          Industrieholding Cham AG, Cham                                                                 1,480              438,101
          Interroll-Holding SA                                                                           1,254              277,977
     *    Intershop Holding AG                                                                           3,444              620,857
     *    Isotis SA                                                                                    195,512              270,247
          Jelmoli Holding AG                                                                             1,521            2,043,414

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
          Jelmoli Holding AG, Zuerich (Namen)                                                            2,835              766,702
     *    Kaba Holding AG                                                                                5,543            1,233,497
     *    Kardex AG, Zuerich                                                                            14,561              664,539
          Komax Holding AG                                                                               5,285              385,144
     #    Kudelski SA                                                                                  106,944            3,245,002
          Kuoni Reisen Holding AG                                                                        8,800            3,410,157
     *    Lem Holdings SA                                                                                2,712              205,576
          Luzerner Kantonalbank AG                                                                       7,373            1,300,681
          Metraux Services SA                                                                            1,553              248,176
     *    Micronas Semiconductor Holding AG                                                             78,808            2,572,699
     *    Mikron Holding AG, Biel                                                                       43,452              517,222
     *    Mobilezone Holding AG                                                                         38,456              140,667
     *    Moevenpick-Holding, Zuerich                                                                    1,320              276,267
     *    Nextrom Holding SA                                                                             1,409               12,301
          Orell Fussli Graphische Betriebe AG, Zuerich                                                   5,076              604,887
          OZ Holding AG                                                                                  7,479              463,490
     *    Parco Industriale e Immobiliare SA                                                               600                1,597
          Phoenix Mecano AG, Stein am Rhein                                                              2,749              690,405
          Phonak Holding AG                                                                            125,848            5,349,222
     *    PSP Swiss Property AG                                                                        145,267            6,189,176
          PubliGroupe SA                                                                                 5,314            1,486,719
          Rieters Holdings AG                                                                           13,476            3,868,189
     *    Sarna Kunststoff Holding AG                                                                    5,253              698,989
          Saurer AG                                                                                     44,630            2,900,897
          Schaffner Holding AG                                                                           1,830              237,247
          Schweiter Technology AG                                                                        1,877              345,558
          Schweizerhall Holding AG                                                                       5,725              514,428
          Schweizerische National Versicherungs Gesellschaft                                             1,706              829,350
     *    SEZ Holding AG                                                                                41,286              826,868
          SIA Abrasives Holding AG                                                                       2,301              563,323
          Siegfried Holding AG                                                                           8,560            1,066,623
          Sig Holding AG                                                                                18,251            3,812,194
     *    Sihl                                                                                             150                  342
     *    Sika Finanz AG, Baar                                                                           6,399            4,825,811
          Societe Generale d'Affichage                                                                   5,556              803,689
          Sopracenerina SA                                                                               2,409              460,532
          St. Galler Kantonalbank                                                                        6,890            2,047,088
          Sulzer AG, Winterthur                                                                         11,528            5,547,000
          Swiss Prime Site AG                                                                           51,312            2,288,373
          Swissfirst AG                                                                                 26,315            1,591,773
     *    Swisslog Holding AG                                                                          462,446              415,755
     *    Swissquote Group Holding SA                                                                    1,555              153,397
          Tamedia AG                                                                                     5,397              506,750
          Tecan Group AG                                                                                32,878            1,276,560
     *    Temenos Group AG                                                                              93,600              823,922
     *    Tornos Holding SA                                                                             35,107              298,244
     *    UMS Schweizerische Metallwerke Holding AG, Bern                                               17,585              184,639
   * #    Unaxis Holding AG                                                                             27,910            3,915,838
          Unilabs SA                                                                                    22,319              679,895
     #    Valiant Holding AG                                                                            49,473            4,307,006
          Valora Holding AG                                                                              7,856            1,422,256
          Vaudoise Assurances Holdings                                                                   1,340              138,870
          Villars Holding SA, Fribourg                                                                     150               45,850
     *    Von Roll Holding AG, Gerlafingen                                                             318,291              486,418
          Vontobel Holdings AG                                                                          83,163            2,463,948
          Walliser Kantonalbank                                                                          1,157              394,677
     *    Wmh Walter Meier Holding AG, Zuerich                                                           4,878              305,031
          Zehnder Holding AG                                                                               684              811,560
          Zschokke Holding SA, Geneve                                                                      776              493,344
          Zueblin Holding AG                                                                            78,908              621,059
          Zuger Kantonalbank                                                                               590            1,538,037
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     155,331,922
                                                                                                                 ------------------
PREFERRED STOCKS -- (0.1%)
          Fuchs Petrolub AG Oel & Chemie                                                                18,009              755,963
                                                                                                                 ------------------
TOTAL -- SWITZERLAND                                                                                                    156,087,885
                                                                                                                 ------------------
FRANCE -- (12.6%)
COMMON STOCKS -- (12.5%)
     *    Actielec Technologies                                                                         19,137               87,056
          Affine                                                                                         2,526              273,419
          Alain Afflelou SA                                                                             28,135              829,559
          Ales Groupe SA                                                                                30,844              545,807
     *    Alten SA                                                                                      53,456            1,627,186

   * #    Altran Technologies SA                                                                       182,539            2,065,456
          Apem SA                                                                                        1,000               68,182
          April Group SA                                                                                38,091            1,391,137
     *    Archos                                                                                        12,096              289,095
          Arkopharma                                                                                    18,720              304,797
          Assystem Brime SA                                                                             33,323              751,205
          Aubay SA                                                                                      19,090              128,426
     #    Audika SA                                                                                     22,509              457,251
     *    Baccarat SA                                                                                    1,090              148,597
          Bacou-Dalloz                                                                                  11,217              969,728
          Banque Tarneaud SA                                                                             1,000              177,059
     #    Beneteau SA                                                                                   21,831            1,527,552
     *    Bigben Interactive                                                                             2,100                7,099
          Boiron SA                                                                                     19,537              515,959
          Boizel Chanoine Champagne SA                                                                     600               51,440
          Bonduelle SA                                                                                   6,723              449,712
          Bongrain SA                                                                                   13,784              762,941
          Bourbon                                                                                       31,816            2,629,197
     *    Bricodeal SA                                                                                      50                2,468
          Bricorama SA                                                                                   9,379              507,769
          Brioche Pasquier SA                                                                            2,888              200,476
     *    Bull SA                                                                                    1,403,414            1,396,411
          Burelle SA                                                                                     4,030              548,920
     *    BVRP SA                                                                                       13,034              291,098
     *    Camaieu SA                                                                                     4,988              659,067
     #    Canal Plus SA                                                                                197,490            1,748,478
     #    Carbone Lorraine SA                                                                           40,631            1,719,945
     *    CBo Territoria                                                                                28,320              114,191
          Cegedim SA                                                                                     6,902              569,970
     #    CEGID SA                                                                                      18,000              699,294
     *    Cesar SA                                                                                     142,196              178,421
          CFF Recycling SA                                                                              84,608            2,215,744
     *    Cibox Inter@ctive SA                                                                         166,307               82,496
   * #    Cie Generale de Geophysique SA                                                                28,201            2,527,260
     *    Cie Generale de Geophysique SA Issue 05                                                        8,898              797,403
          Clarins SA                                                                                    10,264              565,092
   * #    Club Mediterranee SA                                                                          42,017            1,868,293
          Compagnie Internationale Andre Trigano Ciat SA                                                   983               25,415
     *    Consortium International de Diffusion et de Representation Sante                                 600                5,440
     *    CS Communication et Systemes                                                                   4,983              188,897
          Cybergun                                                                                       2,210               32,714
          Damartex SA                                                                                   22,900              794,292
     *    Dane-Elec Memory SA                                                                           65,202              381,215
          Delachaux SA                                                                                   1,911              406,971
          Deveaux SA                                                                                     1,040               79,935
     *    Didot-Bottin SA                                                                                1,620              123,483
     *    DMC (Dollfus Mieg et Cie)                                                                     35,375              146,188
     *    Dynaction SA                                                                                  10,660              197,114
     #    Electricite de Strasbourg                                                                     23,784            3,543,776
          Elior                                                                                        225,736            3,009,428
          Encres Dubuit SA                                                                               4,176               34,685
          Esso SA                                                                                        2,900              572,422
     *    Etam Developpement SA                                                                         16,554              631,705
     *    Euraltech SA                                                                                  11,700               11,863
     *    Euro Disney SCA                                                                            4,981,489              646,047
          Evialis SA                                                                                     2,611              113,350
          Exel Industries SA                                                                             2,393              165,130
          Explosifs et de Produits Chimiques                                                               524              243,962
     #    Faurecia SA                                                                                   30,667            2,007,268
          Fimalac SA                                                                                   111,143            7,072,115
          Fininfo SA                                                                                     9,760              201,899
          Finuchem SA                                                                                   11,078              248,435
          Fleury Michon SA                                                                               3,100              149,512
          Foncia Groupe                                                                                 18,840              535,688
          Francois Freres (Tonnellerie) SA                                                               3,150              100,197
     *    Gantois Series A                                                                                 647                9,917
          Gascogne SA                                                                                    6,472              473,987
          Gaumont SA                                                                                    14,607              844,994
     *    Geci International                                                                            52,548              120,514
          Generale de Sante                                                                             63,926            2,206,722
          Generale Location SA                                                                          13,863              456,116
          Geodis SA                                                                                      4,379              526,650
          Gevelot                                                                                        3,584              231,065
     *    GFI Informatique SA                                                                           98,608              632,300
     #    Gifi                                                                                           4,678              129,849
     *    Ginger (Groupe Ingenierie Europe)                                                              2,600               36,337

          Grands Moulins de Strasbourg                                                                     110               64,196
          Group Open SA                                                                                  8,551              124,867
          Groupe Ares SA                                                                                10,632               42,604
          Groupe Crit                                                                                    6,900              219,715
     *    Groupe Flo SA                                                                                 22,019              199,342
     *    Groupe Focal SA                                                                                1,400               13,766
     *    Groupe Go Sport SA                                                                             2,207              157,729
          Groupe Guillin SA                                                                              1,200               79,994
          Groupe Steria                                                                                 37,118            1,903,806
          Guerbet SA                                                                                     2,103              266,579
          Guyenne et Gascogne SA                                                                        26,000            2,543,855
     #    Havas SA                                                                                      62,300              280,195
          Hyparlo SA                                                                                    11,028              494,074
          IDSUD                                                                                          1,328               56,421
     *    IEC Professionnel Media                                                                       19,353               47,563
     *    IMS International Metal Service SA                                                            12,630              230,878
          Industrielle et Financiere d'Entreprise SA                                                       300               71,836
   * #    Infogrames Entertainment SA                                                                  311,327              519,703
          Ingenico SA                                                                                   61,820              979,720
     #    Ipsos SA                                                                                      10,687            1,310,052
          Kaufman et Broad SA                                                                           15,476            1,130,598
          Lafuma SA                                                                                      1,155               89,131
          Laurent-Perrier                                                                                7,722              418,185
          Lectra Systemes SA                                                                            23,092              122,724
          Lisi SA                                                                                        7,827              424,682
     #    Locindus                                                                                      20,056              942,656
   * #    LVL Medical Groupe SA                                                                         18,995              204,826
          Manitou SA                                                                                    44,368            1,734,411
          Manutan International SA                                                                       5,104              264,837
     *    Marie Brizard & Roger International SA                                                         1,765              208,202
     *    Metaleurop SA                                                                                 35,449               22,569
          MGI Coutier SA                                                                                 2,753               84,259
     *    MoneyLine SA                                                                                   1,336               44,676
          Montupet SA                                                                                   32,450              588,226
          Mr. Bricolage SA                                                                               6,600              119,112
          Nexans SA                                                                                     56,318            2,658,002
          Norbert Dentressangle                                                                          8,372              434,449
     #    NRJ Group                                                                                    143,499            3,212,125
          Oberthur Card Systems SA                                                                      58,441              495,971
     *    Oeneo                                                                                         69,736              107,840
     *    Orpea                                                                                         31,451            1,743,038
     *    Otor SA                                                                                       13,700               75,915
          Paris Orleans et Cie SA                                                                        2,832              794,044
          Passat SA                                                                                      3,843               36,658
   * #    Penauille Polyservices SA                                                                     15,300              167,189
          Petit Forestier SA                                                                             3,043              141,838
          Pierre & Vacances                                                                              7,816              586,421
          Pinguely-Haulotte SA                                                                          41,466              749,421
          Plastic Omnium SA                                                                             30,846              980,411
          Plastivaloire SA                                                                               1,700               37,971
          Prosodie SA                                                                                    5,183              120,072
          Provimi SA                                                                                    48,939            1,102,677
          PSB Industries SA                                                                              6,200              234,625
          Radiall SA                                                                                     1,340              104,190
          Rallye SA                                                                                     75,206            3,146,341
          Remy Cointreau SA                                                                             38,545            1,578,784
   * #    Rhodia SA                                                                                    874,663            1,649,957
          Robertet SA                                                                                    2,183              299,613
          Rodriguez Group SA                                                                            23,307            1,372,564
          Rougier SA                                                                                     2,040              180,202
          Rubis SA                                                                                      16,910            1,100,585
     *    S.T. Dupont SA                                                                                 3,800               18,100
          Sabeton SA                                                                                    13,500              192,622
          Samse SA                                                                                       4,400              702,077
          Sasa Industries SA                                                                             2,198               77,746
     *    Saveurs de France-Brossard                                                                     3,731              230,620
          SCOR SA                                                                                    2,575,766            5,199,151
          SDR de la Bretagne                                                                             3,305               75,431
          SEB SA                                                                                        21,300            2,260,410
          Sechilienne-Sidec                                                                              2,200            1,112,335
          Securidev SA                                                                                   1,500               27,368
          Signaux Girod SA                                                                                 894               68,675
          SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)                       23,530            2,156,018
          Smoby SA                                                                                       1,172              102,945
     #    Societe des Bains de Mer et du Cercle des Etrangers a Monaco                                   4,615            2,992,584
          Societe Industrielle D'Aviations Latecoere SA                                                 15,087              625,309

          Societe Pour L'Informatique Industrielle SA                                                    3,457              185,172
     *    Sogeclair SA                                                                                     595               23,587
     *    Solving International SA                                                                       6,829               63,621
     #    Somfy SA                                                                                      22,900            4,645,221
          Sopra SA                                                                                       9,070              641,040
     *    Spir Communication SA                                                                          4,886              715,443
     #    SR Teleperformance                                                                            90,928            2,811,735
          Stallergenes SA                                                                                5,369              771,248
          Ste Virbac SA                                                                                 12,385              554,236
          Stef-Tfe SA                                                                                    4,483              735,042
          Sucriere de Pithiviers-Le-Vieil                                                                1,825            1,290,978
     *    Sylis SA                                                                                       9,782               43,626
          Synergie SA                                                                                    9,180              324,796
     #    Taittinger SA                                                                                 12,700            5,043,257
     *    Teamlog SA                                                                                     9,004               35,520
          Tessi SA                                                                                       2,650              134,212
     *    Tipiak SA                                                                                        518               46,341
          Toupargel-Agrigel SA                                                                           6,200              251,120
          Trigano SA                                                                                    32,572            1,335,045
   * #    UbiSoft Entertainment SA                                                                      30,845            1,405,722
          Unilog SA                                                                                     20,794            1,789,545
          Union Financiere de France Banque SA                                                          12,706              581,041
     *    Valtech                                                                                      187,303              142,857
          Viel et Compagnie                                                                             44,339              195,466
          Vilmorin et Cie SA                                                                             2,471              474,742
          VM Materiaux SA                                                                                1,103              159,058
          Vranken Monopole                                                                               3,417              160,619
     *    XRT                                                                                           73,575              125,777
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     139,732,603
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.1%)
     *    Ales Groupe SA Warrants 03/23/09                                                                 316                1,900
     *    Group Open SA Warrants 10/21/06                                                                1,000                  613
     *    Groupe Focal SA Warrants 02/21/10                                                                466                    0
     *    Oeneo Warrants 08/26/06                                                                       14,365                  339
     *    Prosodie SA Warrants 10/28/06                                                                    900                  361
     *    Rhodia SA Rights 12/07/05                                                                    874,663              422,802
     *    Rubis SA Warrants 12/22/05                                                                    16,910               23,924
     *    UbiSoft Entertainment SA Warrants 05/14/06                                                     4,100                3,529
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                       453,468
                                                                                                                 ------------------
TOTAL -- FRANCE                                                                                                         140,186,071
                                                                                                                 ------------------
GERMANY -- (10.5%)
COMMON STOCKS -- (10.5%)
     *    3U Telecom AG                                                                                 81,002               82,940
          A.S. Creation Tapeton AG                                                                       2,900               93,555
     *    AAP Implantate AG                                                                             26,950               60,221
   * #    Aareal Bank AG                                                                                57,989            2,183,995
     *    Acg AG Fuer Chipkarten und Informationssysteme                                                16,940                8,573
          Ackermann-Goeggingen AG                                                                        8,100              200,487
     *    AC-Service AG                                                                                  7,811               46,506
     *    Adlink Internet Media AG                                                                      42,605              184,924
   * #    Adva AG Optical Networking                                                                    39,883              246,338
          Agrob AG                                                                                       5,800               53,639
   * #    Aixtron AG                                                                                   109,124              312,563
     *    Allbecon AG                                                                                   16,208               41,637
          Amadeus Fire AG                                                                               10,442               81,838
     *    Analytik Jena AG                                                                               5,259               32,828
          Andreae-Noris Zahn AG, Anzag                                                                  27,200            1,105,437
     *    Articon Integralis AG                                                                         14,031               47,543
          Atoss Software AG                                                                              3,700               38,383
     *    Augusta Technologie AG                                                                         2,174               15,890
          Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                         35,814            2,025,300
          AWD Holding AG                                                                                66,316            1,789,878
     #    Baader Wertpapier Handelsbank AG                                                              27,351              196,524
          Balda AG                                                                                      52,208              644,718
     *    Basler AG                                                                                      3,200               45,687
   * #    Beate Uhse AG                                                                                 56,241              396,394
          Bechtle AG                                                                                    25,498              500,000
          Berliner Elektro Holding AG                                                                   22,761              232,854
          Bertrandt AG                                                                                   9,850               99,068
          Beta Systems Software AG                                                                       2,850               33,132
     *    Bien-Haus AG                                                                                   2,400               31,143
          Bilfinger & Berger Bau AG                                                                     77,023            3,448,410

     *    Biolitec AG                                                                                    8,000               55,095
          Biotest AG                                                                                    15,382              434,853
   * #    BKN International AG                                                                          17,600               81,476
     *    BMP AG                                                                                        13,454               36,109
          Boewe Systec AG                                                                                7,866              448,523
     *    Borussia Dortmund GMBH & Co. KGAA                                                             35,198              108,194
          Bremer Energiekonto AG                                                                        14,700               39,827
     *    Broadnet Mediascape Communications AG                                                         26,715              101,295
     *    CBB Holding AG                                                                               102,602               17,661
     *    Ce Consumer Electronic AG                                                                     43,747               19,599
     *    Ceag AG                                                                                       20,670              191,567
          Cenit AG Systemhaus                                                                            7,975              218,842
     *    Centrotec Hochleistungskunststoffe AG                                                         13,684              398,521
          Cewe Color Holding AG                                                                          9,649              428,330
     *    CNV Vermoegensverwaltungs AG                                                                   6,625               41,025
     #    Comdirect Bank AG                                                                            120,666            1,066,369
          Computerlinks AG                                                                               5,700               76,415
     *    Condomi AG                                                                                     1,800                2,103
     *    COR AG Insurance Technologies                                                                 16,018               60,729
     *    CTS Eventim AG                                                                                29,600              782,319
          Curanum AG                                                                                    21,500              155,842
   * #    D. Logistics AG                                                                               54,801              123,953
          DAB Bank AG                                                                                  103,989              812,154
          Data Modul AG                                                                                  5,600               60,405
   * #    DEAG Deutsche Entertainment AG                                                                33,121              104,314
          Deutsche Euroshop AG                                                                          31,890            1,690,749
     *    Deutsche Steinzeug Cremer & Breuer AG                                                         87,200               63,813
   * #    Deutz AG                                                                                     143,873              625,583
          Dierig Holding AG                                                                             10,500              113,891
          Dis Deutscher Industrie Service AG                                                            18,524            1,072,791
          Douglas Holding AG                                                                            85,177            3,197,144
          Dr. Hoenle AG                                                                                 10,413              110,482
     *    Drillisch AG                                                                                  58,758              326,758
     *    Duerr Beteiligungs AG                                                                         17,593              331,028
          DVB Bank AG                                                                                    7,124            1,353,764
     *    Easy Software AG                                                                              13,167               93,419
          Eckert and Ziegler Strahlen - und Medizintechnik AG                                            3,000               38,566
   * #    Elexis AG                                                                                     14,892              337,711
          Elmos Semiconductor AG                                                                        23,218              242,446
          ElreingKlinger AG                                                                              6,000              225,601
   * #    Em.TV AG                                                                                     118,273              545,235
     *    Emprise Management Consulting AG                                                              24,502               36,935
     *    EMS New Media AG                                                                              42,609               70,018
     *    Epcos AG                                                                                     131,645            1,633,297
          Erlus Baustoffwerke AG                                                                           297              115,164
     *    Escada AG                                                                                     20,520              524,680
          Euwax AG                                                                                       1,313               44,893
   * #    Evotec Biosystems AG                                                                         131,267              404,802
     #    Fielmann AG                                                                                   29,181            2,004,081
   * #    FJA AG                                                                                         9,889               44,373
     *    FJH AG Issue 05                                                                                3,559               15,969
          Fortec Elektronik AG                                                                           2,130              117,537
          Freenet.De AG                                                                                 50,400            1,162,449
          Fuchs Petrolub AG Oel & Chemie                                                                20,079              853,413
     *    Geratherm Medical AG                                                                           8,513               60,745
          Gerry Weber International AG                                                                  30,315              519,142
          Gesco AG                                                                                       4,520              152,355
          GFK AG                                                                                        45,483            1,662,669
     *    GFT Technologies AG                                                                           22,600               67,093
     *    GPC Biotech AG                                                                                42,199              476,297
          Grenkeleasing AG                                                                              16,343              901,569
          Grundstuecks & Baugesellschaft AG                                                              3,567              160,388
          Gwag Bayerische Wohnungs- Aktiengesellschaft AG                                                3,383              179,484
          Hamborner AG                                                                                  21,000              784,863
          Hawesko Holdings AG                                                                            5,291              203,327
     *    Herlitz AG                                                                                     6,962               44,715
     *    Hoeft & Wessel AG                                                                             11,847               84,857
     *    Hucke AG                                                                                      11,123               42,607
          Hugo Boss AG                                                                                  25,100              870,445
          Hutschenreuther AG                                                                             2,800               33,342
          Hyrican Informations Systeme AG                                                                4,483               38,363
     *    I-D Media AG                                                                                   9,700               27,876
          IFA Hotel & Touristik AG                                                                       7,000               62,906
     *    IM International Media AG                                                                     61,123               70,622
          Indus Holding AG                                                                              17,692              574,676
     *    Inka AG Fuer Beteiligungen                                                                        30                5,093
     *    Innovation in Traffic Systems AG                                                              12,300               88,379

          Interseroh AG                                                                                 12,506              397,204
   * #    Intershop Deutschland AG                                                                      15,053               18,097
     *    Intertainment AG                                                                               8,500                8,782
     *    Isra Vision Systems AG                                                                         4,691              105,039
     *    itelligence AG                                                                                18,143               45,504
          IVG Immobilien AG                                                                            143,237            2,771,325
     *    IVU Traffic Technologies AG                                                                   18,574               30,336
          Iwka AG                                                                                       61,169            1,123,509
     *    Jack White Productiions AG                                                                    10,887              117,365
     *    Jenoptik AG                                                                                  101,045              819,217
          K & S Aktiengesellschaft AG                                                                   55,500            3,509,509
          Kampa-Haus AG                                                                                 10,375               79,830
          Keramag Keramische Werke AG                                                                   13,000              932,644
     #    Kloeckner-Werke AG                                                                            53,211              616,277
   * #    Kontron AG                                                                                    92,611              753,057
          Krones AG                                                                                     13,526            1,219,329
     *    KSB AG                                                                                         2,387              419,802
          KWS Kleinwanzlebener Saatzucht AG                                                              1,694            1,367,191
     *    Leica Camera AG                                                                                1,466                9,060
     *    Leifheit AG                                                                                   12,500              336,197
          Leoni AG                                                                                     112,500            3,553,975
     *    Loewe AG                                                                                       7,100               93,302
     *    Loewe AG Issue 05                                                                              1,775               23,325
          LPKF Laser & Electronics AG                                                                   12,071               84,269
     *    Mania Technologie AG                                                                          12,670               22,581
          Masterflex AG                                                                                  4,400              131,347
     *    Maxdata AG                                                                                    32,897              113,178
     *    Mediclin AG                                                                                   50,090              110,485
   * #    Medigene AG                                                                                   20,165              191,602
     #    Medion AG                                                                                     61,027              782,295
     *    Mensch und Maschine Software AG                                                               13,843               87,302
     #    Mobilcom AG                                                                                  118,599            2,410,349
     *    Mologen AG                                                                                    14,603              175,122
     *    Morphosys AG                                                                                  10,929              468,496
     *    Mosaic Software AG                                                                             5,200                8,688
          Muehlabauer Holdings AG & Co. KGAA                                                            11,833              488,501
          MVV Energie AG                                                                                59,215            1,228,983
     *    MWG Biotech AG                                                                                30,700                6,946
          Nemetschek AG                                                                                 12,386              199,216
     *    Neschen AG                                                                                     5,800               12,030
     *    Net AG Infrastructure, Software & Solutions                                                   45,649               74,168
     *    Nexus AG                                                                                      25,033              115,526
          Norddeutsche Affinerie AG                                                                     80,492            1,872,002
          Norddeutsche Steingutfabrik AG                                                                 5,960               52,692
     *    Nordwest Handel AG                                                                             3,244               19,025
     *    November AG                                                                                    9,018               36,792
          OHB Technology AG                                                                             24,436              214,620
          Oldenburgische Landesbank AG                                                                   1,463               89,276
     *    Pandatel AG                                                                                    5,700                5,431
          Paragon AG                                                                                    22,134              390,724
     *    Parsytec AG                                                                                   16,725               50,853
          PC-Ware Information Technologies AG                                                            6,782              134,167
     *    Personal & Informatik AG                                                                       5,900               96,251
          Pfeiffer Vacuum Technology AG                                                                 18,888              947,809
     *    Pfleiderer AG                                                                                 51,351            1,009,129
     *    Pironet NDH AG                                                                                14,498               68,354
     *    Pixelpark AG                                                                                  22,213               40,269
     *    Plambeck Neue Energien AG                                                                     36,500               50,711
     *    Plasmaselect AG                                                                               30,655              223,914
     *    Plenum AG                                                                                      9,300               13,404
   * #    Primacom AG                                                                                   35,190              263,373
     *    Produkte und Syteme der Informationstechnologie AG                                            28,873              133,649
          Progress-Werk Oberkirch AG                                                                     6,250              239,868
     *    Pulsion Medical Systems AG                                                                    14,442               80,430
     *    PVATepla AG                                                                                   18,750               79,120
   * #    Qiagen NV                                                                                    386,783            4,371,835
   * #    QSC AG                                                                                       124,164              558,985
          Rational AG                                                                                   15,083            1,683,470
     *    Realtech AG                                                                                    3,650               30,559
          Renk AG                                                                                       19,400              689,510
   * #    REpower Systems AG                                                                             8,044              285,550
          Rheinmetall Berlin AG                                                                         45,000            2,613,173
          Rhoen-Klinikum AG                                                                             48,214            1,806,392
     *    Rinol AG                                                                                       5,900               11,936
     *    Rohwedder AG                                                                                   4,860               64,372
     *    Ruecker AG                                                                                     7,800               48,702
     *    S.A.G. Solarstrom AG                                                                          16,678              135,972

          Sartorius AG                                                                                  23,323              594,222
          Schlott Sebaldus AG                                                                            7,440              254,750
     *    Secunet Security Networks AG                                                                   8,321              112,534
          Sektkellerei Schloss Wachenheim AG                                                            15,120              196,028
     *    Senator Entertainment AG                                                                         980                1,939
     *    SGL Carbon AG                                                                                152,818            2,502,990
          SHB Stuttgarter Finanz - und Beteiligungs AG                                                  18,000              615,435
     *    SHS Informationssysteme AG                                                                    16,831               55,553
   * #    Silicon Sensor International AG                                                                4,630               55,468
   * #    Singulus Technologies AG                                                                      88,485            1,362,969
          Sinner AG, Karlsruhe                                                                           4,160               61,308
     *    SinnerSchrader AG                                                                              8,412               16,470
          Sixt AG                                                                                       19,433              495,482
     *    SM Wirtschaftsberatungs AG                                                                     3,350               24,546
          Software AG                                                                                   50,561            2,453,158
          Stada Arzneimittel AG                                                                        139,858            4,471,945
          Stahl (R.) AG                                                                                  6,300              185,989
     *    Steag Hamtech AG                                                                              35,473              100,642
     *    Stoehr & Co. AG                                                                               16,000               71,683
     *    Strabag AG                                                                                     4,840              381,740
          Stratec Biomedical Systems AG                                                                  3,200              165,919
          Sued-Chemie AG                                                                                29,146            1,541,477
     *    Suess Microtec AG                                                                             30,465              176,458
          Synaxon AG                                                                                     2,462               20,820
          Syskoplan AG                                                                                   3,300               26,774
          Syzygy AG                                                                                     18,000               96,881
          Takkt AG                                                                                      87,707              954,167
     *    TDS Informationstechnologie AG                                                                10,411               25,145
     *    Techem AG                                                                                     35,901            1,546,404
          Technotrans AG                                                                                13,612              277,744
     *    Telegate AG                                                                                   20,500              408,517
          Teles AG                                                                                      26,657              213,476
     *    Textilgruppe Hof AG                                                                           12,170              101,946
     *    TFG Venture Capital AG & Co. KGAA                                                             23,262               64,334
     *    Tomorrow Focus AG                                                                             42,650              105,453
          TTL Information Technology AG                                                                  6,400               14,105
     *    TV Loonland AG                                                                                 7,000               18,916
          Umweltbank AG                                                                                  8,008              116,017
          United Internet AG                                                                            92,804            3,299,828
     *    United Medical Systems International AG                                                       10,753               76,672
     *    Utimaco Safeware AG                                                                           30,830              285,344
     *    Value Management & Research AG                                                                27,950              163,006
     *    Varetis AG                                                                                    11,100               79,975
     *    VBH (Vereinigter Baubeschlag-Handel) AG                                                        9,415               24,276
     *    Vereinigte Deutsche Nickel-Werke AG                                                           12,150                4,159
     *    Vivacon AG                                                                                    31,786            1,097,699
          Vossloh AG                                                                                    25,991            1,404,832
     *    W.O.M. World of Medicine AG                                                                   19,193               53,319
          Wanderer-Werke AG                                                                              7,903              394,134
     *    WaveLight Laser Technologies AG                                                                9,102              170,476
     *    WCM Beteiligungs AG                                                                          440,394              218,274
          Westag and Getalit AG, Rheda-Wiedenbrueck                                                      7,000               82,367
   * #    Wire Card AG                                                                                 168,653              701,411
          Wuerttembergische Lebensversicherung AG                                                       14,627              316,195
          Wuerttembergische Metallwarenfabrik AG                                                        30,330              571,557
     *    Zapf Creation AG                                                                               7,500               73,314
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                     117,033,851
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    IM International Media AG Rights for bonds 12/08/05                                           61,123                    0
     *    IM International Media AG Rights for shares 12/08/05                                          61,123                    0
     *    Plambeck Neue Energien AG Rights                                                              54,751                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                             0
                                                                                                                 ------------------
TOTAL -- GERMANY                                                                                                        117,033,851
                                                                                                                 ------------------
SWEDEN -- (7.3%)
COMMON STOCKS -- (7.3%)
     *    Acandofrontec AB Series B                                                                     50,800               64,479
   * #    Active Biotech AB                                                                             58,600              521,943
          Addtech AB Series B                                                                           38,900              405,323
     *    Alfaskop AB                                                                                    3,200                  317
          Angpannefoereningen AB Series B                                                               10,800              287,284
     *    Anoto Group AB                                                                               178,833              543,220
          Aros Quality Group AB                                                                          7,900              129,105

     *    Artimplant AB Series B                                                                        46,000               46,821
          Axfood AB                                                                                     73,400            1,916,625
     #    Axis AB                                                                                       76,994              461,004
          Ballingslov International AB                                                                  19,300              343,301
          Beiger Electronics AB                                                                         11,700              170,603
          Beijer AB Series B                                                                            11,700              252,988
          Beijer Alma AB Series B                                                                       12,400              298,008
          Bergman & Beving AB Series B                                                                  36,200              463,447
          Biacore International AB                                                                      11,150              285,875
          Bilia AB Series A                                                                            116,725            2,089,752
          Billerud AB                                                                                   74,000              876,160
     *    BioGaia AB Series B                                                                           31,000               67,160
     *    Boliden AB                                                                                   613,400            3,838,160
     *    Bong Ljungdahl AB                                                                             13,000               91,401
     *    Boras Waefveri AB Series B                                                                     8,600               42,542
   * #    Boss Media AB                                                                                 73,700              211,943
     *    Capio AB                                                                                     183,100            3,225,193
          Capona AB                                                                                     25,400              391,847
          Cardo AB                                                                                      47,100            1,063,223
          Castellum AB                                                                                  94,000            3,419,904
          Clas Ohlson AB Series B                                                                       65,750            1,269,205
          Cloetta AB Series B                                                                           22,250              632,718
          Concordia Maritime AB Series B                                                                52,800              266,724
     *    Consilium AB Series B                                                                          5,246               22,493
          D. Carnegie & Co. AB                                                                          98,300            1,380,649
     *    Doro AB Series A                                                                                 400                1,341
     *    Duroc AB Series B                                                                              2,700                7,350
          Elekta AB Series B                                                                           174,000            2,613,876
          Elverket Vallentuna AB                                                                         8,650               54,041
     *    Enea Data AB Series B                                                                        657,000              386,812
          Eniro AB                                                                                     288,700            3,139,633
          Expanda AB                                                                                     6,547               38,501
          Fabege AB                                                                                    164,145            2,769,148
          Fagerhult AB                                                                                  14,100              237,052
   * #    Framtidsfabriken AB                                                                        1,946,000              218,604
          Getinge AB                                                                                    20,000              256,891
          Geveko AB Series B                                                                             8,300              198,082
   * #    Glocalnet AB                                                                                 253,500              114,153
     #    Gunnebo AB                                                                                    57,600              516,824
     *    Gunnebo Industrier AB                                                                         10,000              138,720
          Haldex AB                                                                                     49,100              887,589
          Heba Fastighets AB Series B                                                                   13,500              216,902
          Hexagon AB                                                                                    10,716              281,063
          Hiq International AB                                                                          68,889              354,247
          HL Display AB Series B                                                                         6,000               90,809
          Hoganas AB Series B                                                                           46,400              951,735
     *    IBS AB Series B                                                                              131,200              359,079
     *    Industrial & Financial Systems AB Series B                                                   297,600              311,165
     *    Intentia International AB Series B                                                           171,420              567,755
     *    Intrum Justitia AB                                                                           115,700            1,015,336
     *    Invik and Co. AB Series B                                                                     15,540              135,673
     *    JM AB                                                                                         59,800            2,603,610
          Kinnevik Investment AB                                                                        70,000              561,790
     *    Klippans Finpappersbruk AB                                                                     5,800               11,042
          Klovern AB                                                                                   189,976              533,587
          Kungsleden AB                                                                                 94,000            2,734,715
          Lagercrantz Group AB Series B                                                                 45,800              147,068
     *    LB Icon AB                                                                                    25,730              181,102
          Lennart Wallenstam Byggnads AB Class B                                                        87,800              961,139
          Lindex AB                                                                                     27,100            1,408,682
          Ljungberg Gruppen AB Series B                                                                  3,800               92,434
     *    Lundin Mining Corp.                                                                            4,322               52,772
     *    Lundin Petroleum AB                                                                          195,000            1,977,205
     *    Mandator AB                                                                                  330,520               72,626
     *    Meda AB Issue 05 Series A                                                                     44,750              584,656
     #    Meda AB Series A                                                                              67,125              884,626
     *    Medivir Series B                                                                              10,650               70,147
     *    Micronic Laser Systems AB                                                                     78,200              950,857
   * #    Munters AB                                                                                    40,950            1,001,063
          Naerkes Elektriska AB Series B                                                                 6,150               98,782
          NCC AB Series B                                                                              118,100            2,075,509
          Nefab AB                                                                                      20,400              128,244
     *    Net Insight AB Series B                                                                      869,000              251,875
          New Wave Group AB Series B                                                                    41,600              394,550
     #    Nibe Industrier AB                                                                            25,900              682,261
     #    Nobia AB                                                                                     108,200            1,890,809
          Nolato AB Series B                                                                            42,840              401,020

          Observer AB                                                                                  161,556              569,709
          OEM International AB Series B                                                                  7,100              133,272
     *    OMX AB                                                                                       180,500            2,341,598
          Orc Software AB                                                                               20,100              196,076
     *    Ortivus AB                                                                                    23,007               99,794
          Partnertech AB                                                                                16,400              187,934
          PEAB AB Series B                                                                             105,200            1,289,514
     *    Pergo AB                                                                                      80,800              380,296
          Poolia AB Series B                                                                            18,150               87,605
          Prevas AB Series B                                                                            16,000               38,836
     *    Pricer AB Series B                                                                         1,391,500              161,381
     *    Proact It Group AB                                                                            22,500               62,659
     *    Proffice AB                                                                                  113,800              198,560
          Profilgruppen AB                                                                               4,000               32,766
          Protect Data AB                                                                               20,300              337,968
   * #    PyroSequencing AB                                                                             51,940               62,836
     #    Q-Med AB                                                                                      34,000              954,144
     *    Readsoft AB Series B                                                                          40,800              151,564
          Rederi AB Transatlantic Series B                                                              83,600              329,002
     #    Rottneros Bruk AB                                                                            366,600              302,847
          Salus Ansvar AB Series B                                                                      12,900               55,887
          Sardus AB                                                                                     11,200              127,540
     *    Scribona AB Series A                                                                          40,100               88,890
     *    Scribona AB Series B                                                                          56,300              126,559
     *    Semcon AB                                                                                     32,900              227,860
   * #    Sigma AB Series B                                                                             25,800               37,175
     *    Sintercast AB                                                                                  8,200               88,647
     *    Skanditek Industrifoervaltnings AB                                                            63,975              276,683
          Skistar AB                                                                                    27,000              666,245
          SSAB Swedish Steel Series A                                                                   10,000              320,804
     *    Studsvik AB                                                                                    9,900              245,000
          Sweco AB Series B                                                                             23,450              553,650
   * #    Switchcore AB                                                                                185,784               32,035
     *    Teleca AB Series B                                                                            79,400              376,089
   * #    Telelogic AB                                                                                 510,200            1,206,104
     *    Teligent AB                                                                                   33,200              113,038
     *    Ticket Travel Group AB                                                                        27,152               51,713
          Trelleborg AB Series B                                                                       202,600            3,354,580
          TV 4 AB Series A                                                                              22,200              555,090
          Uniflex AB Series B                                                                            3,630               26,014
          VBG AB Series B                                                                                  271                8,115
     *    Vitrolife AB                                                                                  36,000              109,605
     *    Wedins Skor & Accessoarer AB                                                                  18,900              123,664
          Westergyllen AB Series B                                                                       8,600               74,922
     *    Wihlborgs Fastigheter AB                                                                      32,829              723,081
          Wilh. Sonesson AB Series A                                                                     4,160               13,909
          Wilh. Sonesson AB Series B                                                                     4,160               13,876
     #    WM-data AB Series B                                                                          769,600            2,322,242
          Xponcard Group AB                                                                              5,200              126,951
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      81,658,298
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Glocalnet AB Rights 12/14/05                                                                 253,500                    0
                                                                                                                 ------------------
TOTAL -- SWEDEN                                                                                                          81,658,298
                                                                                                                 ------------------
NETHERLANDS -- (7.2%)
COMMON STOCKS -- (7.2%)
          Aalberts Industries NV                                                                        64,707            3,236,246
     #    Accell Group NV                                                                               25,437              615,194
          AFC Ajax NV                                                                                   14,218              147,516
          Airspray NV                                                                                   11,668              287,611
          AM NV                                                                                        169,513            1,990,740
          Amsterdam Commodities NV                                                                      40,800              162,134
          Arcadis NV                                                                                    30,060              911,750
   * #    ASM International NV                                                                         120,396            1,739,405
     *    Atag Group NV                                                                                  4,630                1,583
          Athlon Holding NV                                                                             34,250              843,422
          Batenburg Beheer NV                                                                            3,000              148,606
     *    Begemann Groep NV                                                                             11,909               55,348
     *    Begemann Groep NV Series B                                                                    13,451                2,084
          Beter Bed Holding NV                                                                          16,952              539,319
          Boskalis Westminster NV                                                                       65,442            3,775,311
          Brunel International NV                                                                       62,641            1,235,252
          Buhrmann NV                                                                                  252,113            3,330,049

          Crown Van Gelder NV                                                                           12,000              253,620
   * #    Crucell NV                                                                                    94,585            2,500,627
          DOCdata NV                                                                                     3,025               21,457
   * #    Draka Holding NV                                                                              29,614              449,224
     *    Econosto NV                                                                                   32,113              122,833
          Eriks Group NV                                                                                22,542              826,703
          Exact Holding NV                                                                              53,091            1,543,638
          Fornix Biosciences NV                                                                          8,767              208,713
          Gamma Holding NV                                                                              15,705              663,498
     #    Getronics NV                                                                                 341,904            4,110,904
          Grolsche NV                                                                                   32,100              822,180
          Grontmij NV                                                                                    7,109              495,214
   * #    Hagemeyer NV                                                                               1,576,607            4,356,507
          Heijmans NV                                                                                   69,723            3,103,689
     *    Hitt NV                                                                                        3,955               32,762
          ICT Automatisering NV                                                                         16,982              283,750
          Imtech NV                                                                                     50,634            1,656,693
   * #    Jetix Europe NV                                                                               95,635            1,591,689
          Kas Bank NV                                                                                   42,888              909,504
   * #    Kendrion NV                                                                                  262,772              489,291
          Koninklijke Bam Groep NV                                                                      52,841            4,719,781
     *    Koninklijke Frans Maas Groep NV                                                               12,349              454,380
          Koninklijke Ten Cate NV                                                                       16,195            1,631,086
          Koninklijke Vopak NV                                                                          63,951            1,868,022
   * #    Laurus NV                                                                                    105,206              369,657
          MacIntosh NV                                                                                  15,590              784,690
     *    Maverix Capital NV                                                                             1,500               67,203
          Nederlandsche Apparatenfabriek NV                                                             14,000              456,508
          Nutreco Holding NV                                                                            82,141            3,530,222
          Oce NV                                                                                       247,116            3,517,749
          OPG Groep NV Series A                                                                         35,113            2,381,467
     *    Ordina NV                                                                                     91,597            1,551,738
   * #    Pharming Group NV                                                                            192,100              822,924
     *    Punch Technix NV                                                                               2,284               32,901
          Reesink NV                                                                                     2,050              182,303
          Roto Smeets de Boer NV                                                                         2,640              142,364
     *    Samas-Groep NV                                                                                32,988              284,657
     *    Seagull Holding NV                                                                             6,767               20,739
   * #    Semiconductor Industries NV                                                                   89,295              427,146
     #    Sligro Food Group NV                                                                          47,787            1,848,343
          Smit Internationale NV                                                                        20,578            1,207,931
          Stern Groep NV                                                                                 1,236               44,476
          Stork NV                                                                                      86,944            3,269,210
          Telegraaf Media Groep NV                                                                      46,153            1,031,981
     *    Textielgroep Twenthe NV                                                                        1,000                2,948
     *    Tulip Computers NV                                                                           150,799               35,425
          Twentsche Kabel Holding NV                                                                    18,244              778,733
     *    Unit 4 Agresso NV                                                                             36,020              563,945
          United Services Group NV                                                                      49,652            1,881,354
          Univar NV                                                                                     47,480            1,954,103
          Van der Moolen Holding NV                                                                     69,136              376,555
          Wegener Arcade NV                                                                             70,830              835,325
                                                                                                                 ------------------
TOTAL -- NETHERLANDS                                                                                                     80,539,932
                                                                                                                 ------------------
ITALY -- (6.0%)
COMMON STOCKS -- (6.0%)
     *    A.S. Roma SpA                                                                                 29,265               17,507
          Acea SpA                                                                                     163,000            1,637,403
          Acegas SpA                                                                                    37,981              343,604
   * #    Actelios SpA                                                                                  25,801              429,260
          Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                                    150,444              991,742
     #    Aem Torino SpA                                                                               507,240            1,234,754
          Aeroporto de Firenze SpA                                                                       6,000               98,748
   * #    Alitalia Linee Aeree Italiane SpA                                                            123,532              136,242
          Amplifon SpA                                                                                  18,242            1,097,716
          Astaldi SpA                                                                                  131,842              713,294
          Azienda Mediterranea Gas e Acqua SpA                                                         360,014              719,819
     #    Banca Finnat Euramerica SpA                                                                  532,000              729,664
     #    Banca Ifis SpA                                                                                21,286              260,647
          Banca Intermobiliare di Investimenti e Gestoni SpA                                           132,998            1,208,654
          Banca Popolare Dell'etruria e Del Lazio Scrl                                                 127,646            2,171,875
          Banca Profilo SpA                                                                            114,243              278,652
     #    Banco di Desio e della Brianza SpA                                                           109,105              764,453
          Banco Piccolo Valellinese Scarl SpA                                                          204,100            2,632,484
     *    Beghelli SpA                                                                                 142,000              100,665

          Benetton Group SpA                                                                             8,444               94,220
          Beni Stabili SpA, Roma                                                                     1,309,500            1,244,969
          Biesse SpA                                                                                    23,482              182,158
          Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                                     9,675              373,160
          Brembo SpA                                                                                    74,782              563,545
          Buzzi Unicem SpA                                                                              21,076              321,993
          Caltagirone Editore SpA                                                                      132,868            1,100,272
          Caltagirone SpA                                                                              178,399            1,507,365
          CAMFIN (Cam Finanziaria) SpA                                                                  36,527               78,301
          Carraro SpA                                                                                   36,982              147,033
          Cementir Cementerie del Tirreno SpA                                                          249,704            1,331,673
          Centrale del Latte di Torino & Co. SpA                                                         6,216               32,956
          CIR SpA (Cie Industriale Riunite), Torino                                                    591,100            1,525,092
     *    Cirio Finanziaria SpA                                                                        175,000               35,900
     #    Class Editore SpA                                                                             83,868              161,505
     *    Coats Cucirini SpA                                                                            30,000               41,530
     *    Compagnia Immobiliare Azionaria SpA                                                           44,000                8,524
     #    Credito Artigiano SpA                                                                        114,446              442,183
     #    Credito Bergamasco SpA                                                                         6,102              187,553
          Cremonini SpA                                                                                135,428              322,997
     *    CSP International Industria Calze SpA                                                         10,000               11,819
     #    Danieli & C.Officine Meccaniche SpA                                                           66,500              494,508
          Davide Campari - Milano SpA                                                                  275,990            1,838,054
     #    De Longhi SpA                                                                                139,386              386,491
   * #    Ducati Motor Holding SpA                                                                     139,786              168,639
          Emak SpA                                                                                      27,000              152,836
   * #    EnerTad SpA                                                                                   90,302              309,651
          Ergo Previdenza SpA                                                                           95,165              552,327
          Esprinet SpA                                                                                  37,000              345,104
     #    Fiera Milano SpA                                                                              13,699              146,508
     *    Fin.Part SpA                                                                                 133,481               23,370
     *    Finarte Casa d'Aste SpA (Milano)                                                              56,266               52,875
   * #    Finmatica SpA                                                                                 35,900               96,461
          Gabetti Holding SpA                                                                           55,000              226,675
          Gefran SpA                                                                                    11,000               61,030
   * #    Gemina SpA                                                                                   552,688            1,326,550
     #    Gewiss SpA                                                                                   221,700            1,273,215
     *    Giovanni Crespi SpA                                                                           49,200               50,621
          Granitifiandre SpA                                                                            33,237              285,041
          Gruppo Ceramiche Ricchetti SpA                                                                41,000               83,165
          I Grandi Viaggi SpA                                                                           28,100               45,295
     *    Immobiliare Lombardia SpA                                                                    809,522              192,296
     #    Immsi SpA                                                                                    373,100              946,425
     *    Impregilo SpA                                                                                716,398            2,335,226
          Industria Macchine Automatique SpA                                                            33,671              358,678
          Industria Romagnola Conduttori Elettrici SpA                                                  17,500               57,824
     *    Intek SpA                                                                                    248,462              212,640
          Interpump Group SpA                                                                           87,412              603,738
     *    ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                                 34,500              327,004
          Italmobiliare SpA, Milano                                                                     20,975            1,346,424
   * #    Juventus Footbal Club SpA                                                                     98,000              152,757
          La Doria SpA                                                                                  22,000               66,187
          Lavorwash SpA                                                                                 10,000               34,633
          Linificio e Canapificio Nazionale SpA                                                         28,995               96,377
          Maffei SpA                                                                                    52,500              120,392
     #    Manifattura Lane Gaetano Marzotto & Figli SpA                                                138,000              569,614
     #    Mariella Burani Fashion Group SpA                                                             26,077              380,897
     *    Meliorbanca SpA                                                                               90,667              349,274
     #    Merloni Elettrodomestici SpA                                                                 155,000            1,503,047
          Mirato SpA                                                                                    15,291              143,936
          Monrif SpA                                                                                   150,000              214,395
     *    Montefibre SpA                                                                               143,130               51,709
          Navigazione Montanari SpA                                                                    110,917              422,250
     *    Negri Bossi SpA                                                                               13,700               22,429
     *    NGP SpA                                                                                       17,891                7,383
     *    Olidata SpA                                                                                   28,426               31,468
     *    Opengate Group SpA                                                                             4,000                9,008
     *    Pagnossin SpA                                                                                  9,000                7,613
     *    Partecipazioni Italiane SpA                                                                   41,062               13,749
     #    Permasteelisa SpA                                                                             43,315              641,033
     #    Pininfarina SpA                                                                               31,285              991,917
          Pirelli & C.Real Estate SpA                                                                    9,600              536,142
     #    Poligrafici Editoriale SpA                                                                   132,000              243,249
          Premafin Finanziaria SpA Holding di Partecipazioni, Roma                                     383,912              866,235
          Premuda SpA                                                                                  189,179              371,205
     *    Ratti SpA                                                                                     45,644               29,978
          Recordati SpA                                                                                234,576            1,643,618

     *    Reno de Medici SpA, Milano                                                                   332,210              261,138
     *    Richard-Ginori 1735 SpA                                                                      140,800               84,632
          Risanamento Napoli SpA                                                                       304,043            1,319,657
          Sabaf SpA                                                                                      9,200              190,908
          SAES Getters SpA                                                                              15,386              370,715
     *    Schiapparelli 1824 SpA, Milano                                                             1,322,152               80,084
   * #    Seat Pagine Gialle SpA, Torino                                                             1,927,737            1,085,719
     *    Sirti SpA                                                                                     29,967               85,396
          SISA (Societa Imballaggi Speciali Asti SpA)                                                   65,000              201,254
     *    SNIA SpA                                                                                     227,590               25,885
   * #    Societa Partecipazioni Finanziarie SpA                                                       131,839              108,615
     #    Societe Cattolica di Assicurazoni Scarl SpA                                                   27,170            1,327,396
          Socotherm SpA                                                                                 29,770              321,222
          Sogefi SpA                                                                                   182,500            1,039,736
          Sol SpA                                                                                       81,830              386,762
   * #    Sorin SpA                                                                                    452,327              856,905
     *    STA Metallurgica Italiana SpA                                                                282,640              139,280
          Stefanel SpA                                                                                  54,400              255,873
          Targetti Sankey SpA                                                                           14,500               80,077
     *    Tecnodiffusione Italia SpA                                                                     3,332                7,857
   * #    Tiscali SpA                                                                                  371,735            1,288,419
     #    Tod's Group SpA                                                                               30,476            1,908,621
          Trevi-Finanziaria Industriale SpA                                                             52,400              219,712
   * #    Valentino Fashion Group SpA                                                                  138,000            3,322,386
     *    Vemer Siber Group SpA                                                                         46,000               19,683
     *    Viaggi del Ventaglio SpA                                                                      58,380               65,064
          Vianini Industria SpA                                                                         52,520              190,788
          Vianini Lavori SpA                                                                           180,752            1,758,172
          Vittoria Assicurazioni SpA                                                                    51,500              572,151
     *    Zucchi (Vincenzo) SpA                                                                        144,350              531,541
                                                                                                                 ------------------
TOTAL -- ITALY                                                                                                            67,206,745
                                                                                                                 ------------------
GREECE -- (4.6%)
COMMON STOCKS -- (4.6%)
     *    A. Cambas Holding & Real Estate S.A.                                                          63,357              151,205
     *    Aegek S.A.                                                                                   143,725              110,970
     *    Agrotiki Insurance S.A.                                                                       34,455              133,943
          Aktor Technical Co. S.A.                                                                     196,380              701,469
          Alco Hellas ABEE S.A.                                                                         38,730               56,351
     *    Alfa Alfa Energy S.A.                                                                          3,810                6,244
     *    Alfa-Beta Vassilopoulos S.A.                                                                  17,022              219,116
     *    Alisida S.A.                                                                                   2,160                5,709
          Allatini Industrial & Commercial Co.                                                          24,130               36,720
     *    Alte Technological Co. S.A.                                                                   85,048                7,966
     *    Altec Information & Communication Systems S.A.                                                80,278               80,701
          Alumil Milonas S.A.                                                                           27,516               90,538
     *    Aluminum of Attica S.A.                                                                      104,982               23,517
          Anek Lines S.A.                                                                              171,271              231,366
          Arcadia Metal Industry C. Rokas S.A.                                                          31,219              382,628
          AS Co. S.A.                                                                                   25,370               32,721
     *    Aspis Bank S.A.                                                                              115,344              474,957
     *    Aspis Pronia General Insurance S.A.                                                           56,470               46,428
     *    Astir Palace Vouliagmenis S.A.                                                                58,560              423,424
          Athens Medical Center S.A.                                                                   112,364              363,582
          Athens Water Supply & Sewage Co. S.A.                                                         53,245              447,317
          Atlantic Super Market S.A.                                                                    24,406               50,651
          Attica Holdings S.A.                                                                         177,274              724,593
          Attica Publications S.A.                                                                      16,674               61,202
          Atti-Kat S.A.                                                                                147,934               98,524
          Autohellas S.A.                                                                               44,980              189,484
          Babis Vovos S.A.                                                                              50,982              812,460
     *    Balafas Construction Holdings S.A.                                                            15,200                3,405
     *    Bank of Attica S.A.                                                                          115,721              707,066
          Bank of Greece                                                                                43,172            4,791,763
          Benrubi S.A.                                                                                  11,121               53,340
          Betanet S.A.                                                                                  11,220               45,412
     *    Bitros Holdings S.A.                                                                          19,302               45,319
          Blue Star Maritime S.A.                                                                      168,190              253,097
          Byte Computers S.A.                                                                           17,230               47,130
          Chipita S.A.                                                                                  94,032              331,112
     *    Compucon Computer Applications S.A.                                                           11,260                5,265
          Computer Peripherals International S.A.                                                        9,110                8,340
          Cyclon Hellas S.A                                                                             18,131               16,371
          Daios Plastics S.A.                                                                           16,350              111,752
          Delta Holdings S.A.                                                                           33,747              405,859

          Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.                                       85,140              176,123
          Dionic S.A.                                                                                   13,336               10,024
          Domiki Krittis S.A.                                                                           17,730               12,449
     *    Dromeas S.A.                                                                                   5,200                8,319
     *    Dynamic Life S.A.                                                                             16,440               10,467
          Edrasi Psalllidas Technical Co. S.A.                                                          31,108               24,487
          Egnatia Bank S.A.                                                                            161,747              764,542
          El. D. Mouzakis S.A.                                                                          31,653               21,786
          Elais Oleaginous Production S.A.                                                              16,707              373,752
     *    Elbisco Holding S.A.                                                                          56,000              323,960
          Elektrak S.A.                                                                                 20,450               41,622
          Elektroniki of Athens S.A.                                                                    21,560               83,126
     *    Elephant S.A.                                                                                 26,310                2,503
          Elgeka S.A.                                                                                   18,590               47,713
          Elmec Sport S.A.                                                                              75,336              159,533
     *    Elton S.A.                                                                                    18,640               15,958
     *    Empedos S.A.                                                                                  15,974                1,507
          ETEM S.A. Light Metals Industry                                                               37,502               61,438
     *    Ethniki General Insurance Co. S.A.                                                           178,148              941,893
     *    Etma Rayon S.A.                                                                               11,242               22,525
     *    Euro Reliance General Insurance                                                               14,830               23,611
          Eurodrip S.A.                                                                                 11,620               23,158
          Euromedica S.A.                                                                               33,300               65,711
     *    European Technical S.A.                                                                       32,750                8,881
          Everest S.A.                                                                                  30,730               56,649
          Evrofarma S.A.                                                                                 9,500               13,964
          F.G. Europe SA Common Registered Shares                                                        4,536               15,677
     *    Fanco S.A.                                                                                    10,110                2,356
     *    Forthnet S.A.                                                                                 17,510              148,984
          Fourlis S.A.                                                                                  74,690              752,163
          Frigoglass S.A.                                                                               49,990              400,034
          G.Polyhronos S.A.                                                                             10,580                9,084
          Galaxidi Fish S.A.                                                                            12,940                9,707
          General Commercial & Industry SA                                                              24,060               18,608
     *    General Hellenic Bank                                                                         65,894              688,011
          Germanos S.A.                                                                                150,280            2,428,144
          Goody's S.A.                                                                                  17,740              206,702
          Halkor S.A.                                                                                  121,226              230,365
          Hatziioannou S.A.                                                                             44,200               45,075
          Hellas Can Packaging Manufacturers S.A.                                                       27,902              209,987
     *    Hellenic Cables S.A.                                                                          26,908               40,263
          Hellenic Duty Free Shops S.A.                                                                 80,020            1,355,073
          Hellenic Fabrics S.A.                                                                         17,110               56,223
          Hellenic Sugar Industry S.A.                                                                  35,750              140,542
          Hellenic Technodomiki S.A.                                                                   295,207            1,451,345
          Heracles General Cement Co.                                                                   93,293              994,008
          Hermes Real Estate S.A.                                                                       88,484              456,796
     *    Hippotour S.A.                                                                                13,891               12,932
          Hyatt Regency S.A.                                                                           130,260            1,516,405
          Iaso S.A.                                                                                    131,810              494,047
          Iktinos Hellas S.A.                                                                            6,500                9,269
          Inform P. Lykos S.A.                                                                          24,710              127,933
     *    Informatics S.A.                                                                               3,778                1,367
     *    Intersat S.A.                                                                                 19,392                8,002
          Intertech S.A.                                                                                12,236               36,317
          Intracom Constructions S.A.                                                                   40,220               43,482
          Intracom S.A.                                                                                278,176            1,616,522
     *    Ionian Hotel Enterprises S.A.                                                                 16,754              181,923
     *    Ipirotiki Software & Publications S.A.                                                        22,110               50,548
     *    J Boutaris & Son Holding S.A.                                                                 28,150               22,022
          J&P-Avax S.A.                                                                                100,626              431,093
          Kalpinis - N. Simos Steel Service Center                                                      12,432               41,721
          Karelia Tobacco Co., Inc. S.A.                                                                 2,160              145,966
          Kathimerini S.A.                                                                              21,240              152,154
          Katselis Sons S.A.                                                                            18,000               58,947
          Kego S.A.                                                                                     21,670               30,644
     *    Kekrops S.A.                                                                                   4,254               51,007
     *    Keramia-Allatini S.A. Industrielle Commerciale & Technique                                    10,368                8,859
     *    Klonatex Group S.A. Bearer Shares                                                             20,351               14,822
          Kordellou Brothers S.A.                                                                       12,300               17,869
          Lambrakis Press S.A.                                                                         118,587              410,472
          Lampsa Hotel Co.                                                                              39,501              288,822
     *    Lan-Net S.A.                                                                                  65,009               88,449
          Lavipharm S.A.                                                                                39,294               41,148
          Lazarides Vineyards S.A.                                                                      18,326               23,794
     *    Logic Dis S.A.                                                                               129,140               61,954
     *    Loulis Mills S.A.                                                                             15,382               28,682

          Mailis (M.J.) S.A.                                                                           113,544              432,054
     *    Maritime Company of Lesvos S.A.                                                               92,259               32,528
     *    Maxim S.A.                                                                                    16,360                5,510
          Medicon Hellas S.A.                                                                            2,860               12,258
     *    Mesochoritis Bros. Construction Co. S.A.                                                      23,700               10,558
          Metka S.A.                                                                                    64,440              613,639
          Michaniki S.A.                                                                               123,415              265,455
          Minerva Knitwear SA                                                                            5,140                6,089
          Minoan Lines S.A.                                                                            179,999              654,215
          MLS Multimedia S.A.                                                                            8,300                8,476
          Mochlos S.A.                                                                                 196,609               64,708
          Motor Oil (Hellas) Corinth Refineries S.A.                                                   343,240            7,461,653
     *    Multirama S.A.                                                                                 6,740               51,170
          Mytilineos Holdings S.A.                                                                      83,930            1,591,846
          N. Levederis S.A.                                                                              8,355                7,225
          N.B.G. Real Estate Development Co.                                                           163,170              827,282
     *    Naoussa Spinning Mills S.A.                                                                   76,407               16,080
          Naytemporiki S.A.                                                                             26,080               40,467
          Neochimiki Lv Lavrentiadis S.A.                                                               70,050              411,028
     *    Neorion-Syro's Shipyards S.A.                                                                 27,210               40,048
          Newsphone Hellas Audiotex S.A.                                                                55,010              215,482
     *    Nexans Hellas S.A.                                                                             3,003                5,338
          Nikas S.A.                                                                                    25,287              138,553
          Notos Com.Holdings S.A.                                                                       99,854              392,288
          Pantechniki S.A.                                                                              50,460               82,433
     *    Pegasus Publishing & Printing S.A.                                                            58,590              126,484
          Persefs S.A. Health Care                                                                      23,592               17,519
          Petros Petropoulos S.A.                                                                        7,360               45,744
     *    Petzetakis S.A.                                                                               32,935               55,747
     *    Pilias S.A.                                                                                  103,584               29,377
          Pipeworks L. Girakian Profil S.A.                                                             11,730               14,248
          Piraeus Leasing S.A.                                                                           5,765               42,890
     *    Prodeftiki Technical Co.                                                                      32,257                8,344
     *    Promota Hellas S.A.                                                                            8,860                4,668
          Rilken S.A.                                                                                    1,982                9,548
     *    Sanyo Hellas S.A.                                                                            118,401              137,838
          Sarantis S.A.                                                                                 54,030              440,526
          Sato S.A.                                                                                     28,850               48,587
     *    Selected Textile Industry Assoc. S.A.                                                         44,649               21,406
          Sfakianakis S.A.                                                                              13,390               66,728
     *    Sheet Steel S.A.                                                                              25,850                5,767
     *    Shelman Hellenic-Swiss Wood S.A.                                                              38,042               62,726
          Silver and Baryte Ores Mining Co. S.A.                                                        42,861              409,033
          Spyroy Agricultural House S.A.                                                                40,278               52,281
     *    Stabilton S.A.                                                                                27,530                2,597
          Technical Olympic S.A.                                                                       238,420            1,316,757
     *    Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                              13,910                3,444
          Teletypos S.A. Mega Channel                                                                   40,647              179,688
          Terna Tourist Technical & Maritime S.A.                                                       63,180              448,276
     *    Themeliodomi S.A.                                                                             37,422               16,278
          Thrace Plastics Co. S.A.                                                                      59,640               98,453
          Uncle Stathis S.A.                                                                            10,999               75,207
          Unisystems S.A.                                                                               41,820               84,833
          Vardas S.A.                                                                                   13,780               31,125
     *    Varvaressos S.A. European Spinning Mills                                                       7,200                3,898
     *    Veterin S.A.                                                                                  18,984               19,367
          Viohalco S.A.                                                                                359,185            2,503,318
          Vioter S.A.                                                                                   80,590               92,005
     *    Vis Container Manufacturing Co.                                                                4,259               10,349
     *    Zampa S.A.                                                                                       830                9,592
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      51,642,068
                                                                                                                 ------------------
PREFERRED STOCKS -- (0.0%)
          Egnatia Bank S.A.                                                                              3,196               13,031
                                                                                                                 ------------------
TOTAL -- GREECE                                                                                                          51,655,099
                                                                                                                 ------------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
   * #    Acta Holding ASA                                                                             289,000              619,388
     #    Aker Yards ASA                                                                                28,121            1,183,613
          Aktiv Kapital ASA                                                                             57,017              808,923
          Arendals Fosse Kompani ASA                                                                       100               12,969
     *    Blom ASA                                                                                      38,367              193,724
          Bonheur ASA                                                                                   16,850            1,336,754

     *    Consorte Group ASA                                                                            15,000               20,018
     *    Corrocean ASA                                                                                 19,321                9,833
          Det Norske Oljeselskap ASA                                                                   382,576            1,837,846
          DOF ASA                                                                                       97,006              430,201
     #    EDB Elektronisk Data Behandling ASA                                                          149,417            1,083,529
          Ekornes ASA                                                                                   56,490            1,008,882
   * #    Eltek ASA                                                                                     71,042            1,094,926
          Expert ASA                                                                                    49,850              497,977
          Farstad Shipping ASA                                                                          60,790              808,627
   * #    Fast Search & Transfer ASA                                                                   256,000              861,869
   * #    Fjord Seafood ASA                                                                          1,223,483              853,531
          Ganger Rolf ASA                                                                               12,090              886,422
          Gresvig ASA                                                                                    4,590               30,954
          Home Invest ASA                                                                               15,077                    0
     *    Ignis ASA                                                                                    394,282               58,629
     *    Independent Oil Tools ASA                                                                     75,603               24,681
          Itera Consulting Group ASA                                                                   113,000               59,322
     #    Kongsberg Gruppen ASA                                                                         49,500              920,525
     *    Kverneland ASA                                                                                16,160              179,526
          Leroy Seafood Group ASA                                                                       50,800              469,396
   * #    Merkantildata ASA                                                                            320,521               79,121
          Natural ASA                                                                                   10,143               43,641
   * #    Nera ASA                                                                                     215,253              457,972
     *    Nordic Semiconductor ASA                                                                      51,200              432,237
   * #    Northern Offshore, Ltd.                                                                      471,400              231,722
   * #    Ocean Rig ASA                                                                                178,531            1,914,958
          Odfjell ASA Series A                                                                          91,700            1,755,292
          Olav Thon Eiendomsselskap ASA                                                                  8,320              582,457
   * #    Opticom ASA                                                                                   16,200              434,905
     *    Otrum ASA                                                                                     17,800               73,177
          P4 Radio Hele Norge ASA                                                                       32,200              123,620
     *    Petrolia Drilling ASA                                                                        370,000              105,033
   * #    Photocure ASA                                                                                 26,690              210,919
          Prosafe ASA                                                                                   88,380            3,145,309
     *    Q-Free ASA                                                                                    56,000              165,093
          Rieber and Son ASA Series A                                                                   72,054              528,951
     *    Scana Industrier ASA                                                                         166,000               97,694
   * #    Sinvest ASA                                                                                  126,520            1,073,538
   * #    Software Innovation ASA                                                                       35,943              109,450
          Solstad Offshore ASA                                                                          54,100              715,778
   * #    Sparebk Midt-Norge                                                                           106,000            1,140,085
     #    Steen and Stroem ASA                                                                          19,512              596,637
     *    Synnove Finden ASA                                                                             8,200               41,632
     #    Tandberg ASA Series A                                                                        217,280            1,906,179
     *    Tandberg Data ASA                                                                             87,130              135,876
     *    Tandberg Storage ASA                                                                          48,450               39,219
     *    Tandberg Television ASA                                                                      141,630            1,717,808
     *    Telecomputing ASA                                                                             72,463              151,212
     *    Tgs-Nopec Geophysical Co. ASA                                                                 58,210            2,221,734
     #    Tomra Systems ASA                                                                            461,928            3,227,340
     *    TTS Marine ASA                                                                                21,000               99,318
     *    Tybring-Gjed ASA                                                                             235,146              215,313
     #    Veidekke ASA                                                                                  36,446            1,040,448
          Visma ASA                                                                                     64,493              886,095
     #    Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                       60,800            1,969,401
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      42,961,229
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Kverneland ASA Rights 12/19/05                                                                 3,949                    0
                                                                                                                 ------------------
TOTAL -- NORWAY                                                                                                          42,961,229
                                                                                                                 ------------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
     *    Almindelig Brand A.S.                                                                         28,360            1,127,416
          Amagerbanken A.S.                                                                              4,754              864,658
     #    Ambu International A.S. Series B                                                               7,460              124,948
          Amtssparekassen Fyn A.S.                                                                       2,343              487,687
          Arkil Holdings A.S. Series B                                                                     270               36,171
     *    Auriga Industries A.S. Series B                                                               18,100              491,408
     #    Bang & Olufsen Holding A.S. Series B                                                          25,687            2,371,640
   * #    Bavarian Nordic A.S.                                                                           4,930              352,693
     *    Brodrene Hartmann A.S. Series B                                                                5,865              142,798
     *    Brondbyernes I.F. Fodbold A.S. Series B                                                        4,000               49,229
          Bryggerigruppen A.S.                                                                           8,515              645,566

          Christian Hansen Holding A.S. Series B                                                        15,055            1,390,065
          Codan A.S.                                                                                    14,500              760,892
          Dalhoff, Larsen & Hornemann A.S. Series B                                                      1,370              162,616
     #    Dampskibsselsk Torm A.S.                                                                      49,460            2,297,967
          Dantherm Holding A.S.                                                                          9,100              168,346
          Danware A.S.                                                                                   4,185               77,538
     *    Denka Holding A.S.                                                                               250               45,365
          DFDS A.S., Copenhagen                                                                         11,760              670,962
          DiskontoBanken A.S.                                                                            1,353              363,858
          East Asiatic Co., Ltd.                                                                        37,723            3,410,364
          Edb Gruppen A.S.                                                                               3,230              122,081
     #    F L Smidth & Co. A.S.                                                                         73,180            2,061,025
     *    Fimiston Resources & Technology, Ltd.                                                          2,600               63,747
          Fluegger A.S. Series B                                                                         2,913              284,407
          Forstaedernes Bank A.S.                                                                        9,322              935,315
     *    Genmab A.S.                                                                                   28,629              581,206
     *    Glostrup Plade Vaerksted Industri A.S.                                                         1,700               61,264
          Glunz & Jensen A.S.                                                                            2,870               36,454
     #    H&H International A.S. Series B                                                                1,140              216,201
     *    Hadsten Bank A.S.                                                                                555              120,622
          Harboes Bryggeri A.S.                                                                          5,750              218,709
          Hedegaard (Peder P.) A.S.                                                                        660               61,510
          Hojgaard Holding A.S. Series B                                                                 2,500               96,761
   * #    IC Co. A.S.                                                                                    3,510              166,208
     *    Incentive A.S.                                                                                 3,575               10,462
          Kjobenhavns Sommer Tivoli A.S.                                                                   580              257,600
          Koebenhavns Lufthavne A.S.                                                                     8,910            2,790,991
          Lan & Spar Bank A.S.                                                                           3,400              184,530
     *    Lastas A.S. Series B                                                                           4,600               52,903
          Lollands Bank A.S.                                                                               750               37,472
     *    Maconomy A.S.                                                                                  6,000                8,450
   * #    Neurosearch A.S.                                                                               9,160              253,228
          NKT Holding A.S.                                                                              46,745            1,949,317
          Nordjyske Bank A.S.                                                                            1,725              398,049
          Norresundby Bank A.S.                                                                            535              239,675
     *    NTR Holdings A.S.                                                                              1,130               17,250
          Oestjydsk Bank                                                                                 1,200              168,735
          Per Aarsleff A.S. Series B                                                                     2,320              163,407
     *    Pharmexa A.S.                                                                                 12,940               45,900
          Ringkjobing Bank                                                                               2,945              287,437
     #    Ringkjobing Landbobank                                                                         2,890            1,279,667
          Rockwool A.S.                                                                                 24,520            2,111,289
     *    RTX Telecom A.S.                                                                               9,200              164,142
          Salling Bank A.S.                                                                                750               96,051
          Sanistal A.S. Series B                                                                         2,686              252,458
   * #    SAS Danmark A.S.                                                                              34,300              392,743
          Satair A.S.                                                                                    3,550              128,106
          Schouw & Co. A.S.                                                                             15,485              518,685
     *    SDC Dandisc A.S.                                                                               6,000               58,948
     #    Simcorp A.S.                                                                                   7,640              736,026
          Sjaelso Gruppen A.S.                                                                           3,888              894,543
          Skjern Bank A.S.                                                                               2,030              199,197
     *    Sondagsavisen A.S.                                                                            21,165              207,097
          Spar Nord Bank A.S.                                                                            7,505            1,106,448
          Sparbank Vest A.S.                                                                             7,985              485,333
          Sparekassen Faaborg A.S.                                                                         661              287,010
          Sydbank A.S.                                                                                  81,720            1,892,880
     #    Thrane & Thrane A.S.                                                                           5,258              195,560
   * #    TK Development                                                                                23,478              303,795
     *    Topdanmark A.S.                                                                               28,300            2,308,405
          Treka A.S.                                                                                     8,498              199,760
          Vestfyns Bank A.S.                                                                               340               46,259
          Vestjysk Bank A.S.                                                                            12,995              518,816
          VT Holdings Shares B                                                                           3,130              148,749
                                                                                                                 ------------------
TOTAL -- DENMARK                                                                                                         42,465,070
                                                                                                                 ------------------
SPAIN -- (3.8%)
COMMON STOCKS -- (3.8%)
     #    Abengoa SA                                                                                    89,300            1,326,863
          Adolfo Dominguez SA                                                                            7,041              254,537
   * #    Amper SA                                                                                      56,800              525,388
   * #    Avanzit SA                                                                                    17,275               27,187
   * #    Azkoyen SA                                                                                    52,500              417,194
     *    Azkoyen SA Issue 05                                                                            2,100               16,688
          Banco de Andalucia SA                                                                          9,800              872,713

          Banco de Credito Balear SA                                                                    35,424              993,306
     #    Banco Guipuzcoano SA                                                                         103,414            2,255,340
     *    Baron de Ley SA                                                                                7,980              392,239
          Bodegas Riojanas SA                                                                            3,373               35,531
          CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                            7,500              767,914
     #    Campofrio Alimentacion SA                                                                     92,800            1,497,947
          Cementos Portland SA                                                                          16,881            1,324,800
     #    Compania de Distribucion Integral Logista SA                                                  29,600            1,441,339
          Compania Vinicola del Norte de Espana SA                                                      15,600              220,942
          Coporacion Financiera Reunida SA                                                              21,703              326,452
     *    Dogi International Fabrics SA                                                                 20,913              116,060
          Duro Felguera SA                                                                              10,860              210,123
          Electnor SA                                                                                   91,500            1,382,192
   * #    Ercros SA                                                                                  1,103,370            1,186,321
     *    Espanola del Zinc SA                                                                          29,250               63,453
     *    Estacionamientos Urbanos SA                                                                    4,200                    0
     #    Europistas Concesionaria Espanola SA                                                         199,931            1,211,884
     #    Faes Farma SA                                                                                 64,158            1,236,790
     *    Federico Partenina SA                                                                          1,190               10,298
     #    Funespana SA                                                                                  19,671              208,624
          Grupo Catalana Occidente SA                                                                   22,301            1,953,423
     #    Grupo Empresarial Ence SA                                                                     25,593              781,794
          Hullas del Coto Cortes                                                                         8,666               95,055
          Iberpapel Gestion SA                                                                          24,657              476,534
          Inbesos SA                                                                                     8,050               94,369
          Indo Internacional SA                                                                         37,172              304,807
          Inmobiliaria del Sur SA                                                                          457               91,177
     #    Inmobiliaria Urbis SA                                                                         80,282            1,505,079
     *    La Seda de Barcelona SA Issue 05                                                              22,864               57,203
          Lingotes Especiales SA                                                                        22,080              142,418
   * #    LSB (La Seda de Barcelona SA) Series B                                                        32,010               80,085
   * #    Mecalux SA                                                                                    13,929              366,974
          Miquel y Costas y Miquel SA                                                                    8,512              245,452
     #    Natra SA                                                                                      14,979              125,406
     *    Natra SA Issue 05                                                                              4,993               41,802
   * #    Natraceutical SA                                                                             384,137              492,301
     *    Nicolas Correa SA                                                                             15,750               88,271
          Obrascon Huarte Lain SA                                                                       82,347            1,168,438
          Pescanova SA                                                                                  26,443              768,743
          Prim SA                                                                                        9,430              238,349
     *    Prim SA Issue 05                                                                                 943               23,835
          Prosegur Cia de Seguridad SA                                                                  58,221            1,408,249
   * #    Service Point Solutions SA                                                                    28,674               75,582
     *    Sociedad Nacional Inds. Aplicaciones Celulosa Espanola                                        60,587              201,407
     #    Sol Melia SA                                                                                 112,700            1,378,643
     #    SOS Cuetara SA                                                                                96,714            1,212,987
          Tavex Algodonera SA                                                                           35,138              124,983
   * #    Tecnocom Telecomunicaciones y Energia SA                                                      13,341               93,495
     #    Tele Pizza SA                                                                                417,825              861,385
          Transportes Azkar, SA                                                                         35,477              324,312
          Tubacex SA                                                                                   277,869            1,231,715
          Tubos Reunidos SA                                                                             37,398              413,089
          Unipapel SA                                                                                   44,264              979,783
     #    Uralita SA                                                                                   338,493            1,523,658
     *    Urbanizzciones y Transportes SA                                                               26,261               40,350
          Vidrala SA, Alava                                                                             47,040            1,081,726
          Viscofan Industria Navarra de Envolturas Celulosicas SA                                       97,492            1,108,339
     #    Zeltia SA                                                                                    384,496            2,794,642
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      42,317,985
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Grupo Empresarial Ence SA Rights 11/26/05                                                     18,593               30,470
                                                                                                                 ------------------
TOTAL -- SPAIN                                                                                                           42,348,455
                                                                                                                 ------------------
FINLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
          Alandsbanken AB Series B                                                                       7,790              198,116
     *    Aldata Solutions Oyj                                                                         124,635              256,503
          Amanda Capital Oyj                                                                            25,870               75,268
     #    Amer Group Oyj Series A                                                                      159,960            2,880,367
          Aspo Oyj                                                                                      42,300              313,382
          Aspocomp Group Oyj                                                                            25,476              112,547
          Basware Oyj                                                                                    7,050               91,535
     *    Benefon Oyj                                                                                  156,300               63,083

     *    Biotie Therapies Oyj                                                                          39,754               27,623
          Capman Oyj Series B                                                                           12,485               40,316
          Componenta Oyj                                                                                11,200               80,371
          Comptel Oyj                                                                                  149,541              283,723
          Efore Oyj                                                                                     25,840               59,349
          Elcoteq Network Oyj                                                                           44,060              974,119
     #    Elektrobit Group Oyj                                                                         138,920              401,192
          Elisa Oyj                                                                                      7,000              132,897
     *    eQ Oyj                                                                                        23,900               68,844
          Etteplan Oyj                                                                                   6,000               33,892
     *    Evox Rifa Group Oyj                                                                          189,210               17,694
          Finnair Oyj                                                                                  118,150            1,490,625
          Finnlines Oyj                                                                                 78,360            1,221,548
          Fiskars Oyj AB Series A                                                                       82,728              953,969
   * #    F-Secure Oyj                                                                                 156,528              348,011
          HK Ruokatalo Oyj Series A                                                                     44,760              485,399
          Honkarakenne Oyj Series B                                                                      3,030               17,071
          Huhtamaki Oyj                                                                                157,100            2,408,451
          Ilkka-Yhtyma Oyj                                                                              19,360              241,669
     *    Incap Oyj                                                                                     11,000               23,971
     *    J.W. Suominen Yhtyma Oyj                                                                      17,955               71,699
          Jaakko Poyry Group Oyj                                                                        16,810              623,074
          Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B                                            4,500               69,183
          KCI Konecranes International Oyj                                                              29,900            1,325,204
          Kemira GrowHow Oyj                                                                            25,160              186,620
          Kemira Oyj                                                                                   139,200            2,014,432
          Laennen Tehtaat Oyj                                                                            8,670              169,641
     #    Lassila & Tikanoja Oyj                                                                        68,276            1,162,497
          Lemminkainen Oyj                                                                              16,600              552,180
          Leo Longlife Oyj                                                                               7,830               43,181
          Martela Oyj                                                                                    1,060                8,780
          Metsaemarkka Oyj Series B                                                                      1,532               14,469
          M-Real Oyj Series B                                                                          132,000              630,448
          New Kyro Corp. Oyj                                                                            91,340              439,832
          Nokian Renkaat Oyj                                                                           160,500            2,087,606
          Nordic Aluminium Oyj                                                                           1,900               32,172
     *    Okmetic Oyj                                                                                   21,204               45,882
          Okobank Class A                                                                              101,080            1,251,155
          Olvi Oyj Series A                                                                              8,020              185,601
          Orion-Yhtyma Oyj Series A                                                                     26,000              470,226
          Orion-Yhtyma Oyj Series B                                                                     16,000              283,602
          Oy Stockmann AB Series B                                                                      53,350            2,022,864
          Perlos Oyj                                                                                    82,511              801,367
          PK Cables Oyj                                                                                 19,990              258,918
     *    Pmj Automec Oyj                                                                               45,410               70,104
          Ponsse Oyj                                                                                    12,600              296,081
     *    Proha Oyj                                                                                     82,532               33,939
          Raisio Group P.L.C. Series V                                                                 299,423              790,384
     #    Rakentajain Koneuokrammo Oyj                                                                  10,260              126,046
          Ramirent Oyj                                                                                  24,540              633,459
          Rapala VMC Oyj                                                                                36,040              254,696
          Raute Oyj Series A                                                                             4,190               69,038
          Rocla Oyj                                                                                      2,900               37,419
     *    Satama Interactive Oyj                                                                        70,900               87,965
          Scanfil Oyj                                                                                   63,879              323,264
          Sponda Oyj                                                                                   109,111            1,028,641
          SSH Communications Oyj                                                                        44,900               51,867
          Stockmann Oyj AB                                                                              35,240            1,344,420
     *    Stonesoft Corp.                                                                               49,279               28,979
          SysOpen Digia Oyj                                                                             16,020               84,938
          Talentum Oyj                                                                                  36,600              152,845
     *    Tecnomen Holding Oyj                                                                         112,970              294,376
          Teleste Corp. Oyi                                                                             33,899              290,905
          Tieto-X Oyj                                                                                   10,200               43,407
          Tulikivi Oyj                                                                                   5,710               52,130
          Turkistuottajat Oyj                                                                            4,290               43,597
          Uponor Oyj Series A                                                                          129,000            2,816,753
          Vacon Oyj                                                                                     14,537              290,928
          Vaisala Oyj Series A                                                                          21,200              596,020
          Viking Line AB                                                                                10,560              284,468
          Wartsila Corp. Oyj Series B                                                                   35,000              937,547
          Yit-Yhtymae Oyj                                                                               67,708            2,736,135
                                                                                                                 ------------------
TOTAL -- FINLAND                                                                                                         41,852,519
                                                                                                                 ------------------

BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
     *    Abfin SA                                                                                       2,560                    0
          Ackermans & Van Haaren SA                                                                     67,862            3,806,580
   * #    Arinso International NV                                                                       14,739              240,067
          Associated Weavers International                                                               5,057               47,844
          Banque Nationale de Belgique                                                                     710            2,484,974
     #    Barco NV                                                                                      25,703            1,787,558
          Bekaert SA                                                                                    41,401            3,266,927
          Brantano NV                                                                                    2,989              162,831
     #    Brederode SA                                                                                  12,180              341,004
          Carrieres Unies Porphyre                                                                          45               94,934
          CFE (Compagnie Francois d'Entreprises)                                                         2,080            1,469,142
          Cofinimmo SA                                                                                  17,021            2,644,110
          Commerciale de Brasserie SA COBRHA                                                               115              193,849
          Compagnie Maritime Belge SA                                                                   50,206            1,620,514
          Cumerio                                                                                        9,586              171,106
     #    Deceuninck SA                                                                                 63,700            1,803,653
          D'Ieteren SA                                                                                   8,210            2,134,535
          Distrigaz                                                                                         57              259,741
          Dolmen Computer Applications                                                                   5,036               58,430
          Duvel Moorgat NV                                                                               5,019              188,577
     *    Econocom Group SA                                                                             27,967              204,101
          Euronav SA                                                                                    41,185            1,158,371
          EVS Broadcast Equipment SA                                                                     5,500              184,815
     #    Exmar NV                                                                                      10,515              990,849
          Floridienne NV                                                                                 2,033              170,413
     *    ICOS Vision Systems Corp. NV                                                                  18,618              632,984
     *    Image Recognition Integrated Systems Group SA                                                  2,582              113,480
     *    Immobel (Cie Immobiliere de Belgique SA)                                                       6,629              296,689
     *    Innogenetics NV                                                                               56,493              516,342
     *    Integrated Production & Test Engineering NV                                                    8,030               35,862
     *    International Brachtherapy SA                                                                 16,544              129,152
     *    Ion Beam Application SA                                                                       42,233              351,427
          Ipso-Ilg SA                                                                                    7,920               68,358
          Kinepolis                                                                                      5,020              179,197
          Lotus Bakeries NV                                                                                792              126,059
          Melexis NV                                                                                    58,750              667,542
          Neuhaus NV                                                                                       870               47,014
          Nord-Sumatra Investissements SA                                                                  650              507,401
          Omega Pharma SA                                                                               54,295            2,515,328
     *    Option NV                                                                                     15,455            1,061,841
     *    Papeteries Catala SA                                                                             315               44,566
          Picanol                                                                                       16,120              264,456
          Quick Restaurants SA                                                                          24,780              663,598
     *    Real Software SA                                                                              55,542               26,189
          Recticel SA                                                                                   22,870              198,117
     *    Resilux NV                                                                                     1,754               85,050
          Rosier SA                                                                                        655              103,880
          Roularta Media Group NV                                                                        9,837              588,059
     *    Sait Radioholland                                                                             20,197               82,628
          Sapec SA                                                                                       3,635              403,147
     *    Sapec SA VVPR                                                                                     75                  275
     #    Sioen Industries NV                                                                           21,502              208,436
          SIPEF (Societe Internationale de Plantations & de Finance), Anvers                             1,685              316,944
          Societe Anonyme Des Glaces de Moustier-sur-Sambre                                             13,370              669,266
     *    Spector Photo Group SA                                                                         5,408               18,793
     *    Systemat Datarelay SA                                                                         14,672               94,541
     *    Telindus Group SA                                                                             69,046            1,212,287
          Ter Beke NV                                                                                    2,281              181,753
          Tessenderlo Chemie NV                                                                         47,282            1,503,319
          Unibra SA                                                                                      1,600              187,186
     #    Van De Velde NV                                                                                3,266              568,803
          VPK Packaging Group SA                                                                         7,185              224,170
          Warehouses De Pauw SCA                                                                        10,753              508,484
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      40,887,548
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Spector Photo Group SA Rights 12/08/05                                                         5,408                    0
                                                                                                                 ------------------
TOTAL -- BELGIUM                                                                                                         40,887,548
                                                                                                                 ------------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
          Abbey P.L.C.                                                                                  62,626              678,471

     *    Aminex P.L.C.                                                                                191,389               99,285
     *    Ardagh P.L.C.                                                                                 14,262               62,349
     *    Datalex P.L.C.                                                                               164,871              132,171
          DCC P.L.C.                                                                                   197,116            3,544,124
          Donegal Creameries P.L.C.                                                                     21,925              110,949
     *    Dragon Oil P.L.C.                                                                            509,740            1,383,532
          FBD Holdings P.L.C.                                                                           30,323            1,204,797
          Fyffes P.L.C.                                                                                897,420            2,160,864
          Glanbia P.L.C.                                                                               390,240            1,086,844
          Grafton Group P.L.C.                                                                         284,256            2,625,196
          Greencore Group P.L.C.                                                                       445,622            1,754,144
     *    Horizon Technology Group P.L.C.                                                               61,335               72,819
          IAWS Group P.L.C.                                                                            275,215            3,865,697
          IFG Group P.L.C.                                                                             122,416              199,009
          Independent News & Media P.L.C.                                                              645,069            1,750,670
     *    Iona Technologies P.L.C.                                                                      53,750              155,214
          Irish Intercontental Group P.L.C.                                                             44,853              507,738
     *    IWP International P.L.C.                                                                      39,611                2,335
          Jurys Hotel Group P.L.C.                                                                      69,061            1,500,830
     *    Kenmare Resources P.L.C.                                                                   1,417,323              866,699
          Kingspan Group P.L.C.                                                                        185,024            2,257,922
          McInerney Holdings P.L.C.                                                                     73,588              765,524
          Paddy Power P.L.C.                                                                           123,744            1,536,267
          Qualceram Shires P.L.C.                                                                       15,136               21,950
          Readymix P.L.C.                                                                              109,762              301,603
          United Drug P.L.C.                                                                           602,325            2,486,664
     *    Waterford Wedgwood P.L.C.                                                                  3,152,188              204,403
                                                                                                                 ------------------
TOTAL -- IRELAND                                                                                                          31,338,070
                                                                                                                 ------------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
     *    Admiral Sportwetten AG                                                                         3,905               70,229
          Agrana Beteiligungs AG                                                                         4,142              375,188
          Andritz AG                                                                                    27,387            2,734,736
          Austria Email AG                                                                                 715                3,024
   * #    Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                            42,784              334,289
          Bank Fuer Kaernten und Steiermark AG                                                             520               59,462
   * #    Betandwin.com Interactive Entertainment AG                                                    40,984            3,408,489
          Boehler-Uddeholm AG                                                                           26,152            4,255,087
          BWT AG                                                                                        24,819              705,465
     *    CA Immobilien Anlagen AG                                                                     134,542            3,339,606
     *    Christ Water Techology AG                                                                     24,819              261,890
          Constantia-Verpackungen AG                                                                    21,263              823,403
   * #    Conwert Immobilien Invest AG                                                                  54,426              908,305
     *    Demeter Vermoegensverwaltung                                                                  15,000                    0
     *    Eybl International AG                                                                          3,191               62,727
          Flughafen Wien AG                                                                             32,850            2,087,573
          Frauenthal Holding AG                                                                            977              155,445
          Lenzing AG                                                                                     3,948              801,153
          Manner (Josef) & Co. AG                                                                          870               51,286
          Mayr-Melnhof Karton AG                                                                        11,760            1,566,874
          Oberbank AG                                                                                    7,077              703,240
          Palfinger AG                                                                                  11,176              805,246
   * #    RHI AG, Wien                                                                                  65,590            1,821,026
          Rosenbauer International AG                                                                    2,134              154,670
     *    S&T System Integration & Technology Distribution AG                                            5,233              152,716
          Schoeller-Bleckmann Oilfield Equipment AG                                                     23,403              638,170
     *    Sparkassen Immobilien AG                                                                      42,133              422,579
          Ubm Realitaetenentwicklung AG                                                                  1,440               77,909
     #    Uniqa Versicherungen AG                                                                      128,555            2,774,759
     *    Wolford AG                                                                                     4,900               96,762
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      29,651,308
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Jenbacher AG Rights 03/31/08                                                                   7,860                    0
     *    Sparkassen Immobilien AG Rights 11/23/05                                                      42,133                  497
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                           497
                                                                                                                 ------------------
TOTAL -- AUSTRIA                                                                                                         29,651,805
                                                                                                                 ------------------
PORTUGAL -- (1.1%)
COMMON STOCKS -- (1.1%)

          Cin Corporacao Industrial do Norte SA                                                          1,000                5,642
          Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                                  194,100              331,240
          EFACEC Capital SGPS SA                                                                        60,600              225,713
     *    Fibras Sinteticas de Portugal SA                                                             195,903               53,378
          Finibanco Holdings SGPS SA                                                                    81,326              190,169
     *    Gescartao SGPS SA                                                                             28,003              412,983
          Ibersol SGPS SA                                                                               20,401              143,320
     *    Impresa Sociedade Gestora de Participacoes Socias SA                                         190,166            1,069,164
     *    Investimentos Participacoes e Gestao SA Inapa                                                 43,702              145,169
          Jeronimo Martins SGPS SA                                                                     170,757            2,457,946
          Mota-Engil SGPS SA                                                                           250,900              947,082
   * #    Novabase SGPS                                                                                 56,005              422,019
   * #    ParaRede SGPS SA                                                                             423,662              139,857
          Portucel-Empresa Produtora de Pasta de Papel SA                                              466,977              948,335
          Sag Gest - Solucoes Automovel Globais SGPS SA                                                235,500              472,494
          Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA                        54,900              249,198
     *    Sociedade Construcoes Soares da Costa SA                                                      19,200               29,924
     #    Sociedade de Investimento e Gestao SGPS SA                                                   160,396            1,175,019
   * #    Sonaecom SGPS SA                                                                             321,175            1,432,254
     *    Sporting Sociedad Desportiva de Futebol SAD                                                   17,030               53,157
     *    Sumolis - Companhia Industrial de Fruitas e Bebidas SA                                        40,358               74,535
          Teixeira Duarte Engenharia e Construcoes SA                                                  609,000              918,562
                                                                                                                 ------------------
TOTAL -- PORTUGAL                                                                                                         11,897,160
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (12.3%)
    ^  Repurchase Agreement, Bear Stearns & 3.95%, 12/01/05 (Collateralized by
          $17,189,638 U.S. STRIPS, valued at $14,963,503) to be repurchased at
          $14,670,105                                                                       $           14,668           14,668,491
       Repurchase Agreement Mizuho Securities USA 3.97%, 12/01/05 (Collateralized by
          $188,974,833 U.S. STRIPS, rates ranging from 0% to 6.25%, maturities ranging from 11/15/06 to 08/15/23, valued at $122,400,001) to be
          repurchased at $120,013,233                                                                  120,000          120,000,000
       Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $2,149,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $2,106,020) to be repurchased at $2,074,224                                                    2,074            2,074,000
                                                                                                                 ------------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        136,742,491
                                                                                                                 ------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $838,397,270)                                                                                              $    1,114,512,228
                                                                                                                 ==================

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                            ------------------   ------------------
SOUTH KOREA -- (12.3%)
COMMON STOCKS -- (12.3%)
          Amorepacific Corp.                                                                             5,680   $        1,840,387
          CJ Corp.                                                                                       3,528              350,685
          Daelim Industrial Co., Ltd.                                                                   18,800            1,224,140
          Daewoo Engineering & Construction Co., Ltd.                                                  247,900            3,158,889
          Daewoo International Corp.                                                                    45,870            1,055,432
     *    Daewoo Securities Co., Ltd.                                                                  103,195            1,557,825
          Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                           142,290            3,277,439
          Doosan Heavy Industries & Construction Co., Ltd.                                              24,500              702,653
          Doosan Infracore Co., Ltd.                                                                    97,520            1,406,100
          GS Engineering & Construction Corp.                                                           23,120            1,110,222
          GS Holdings Corp.                                                                             42,945              972,487
          Hana Bank                                                                                    111,150            4,540,017
          Hankook Tire Manufacturing Co., Ltd.                                                          84,420            1,012,610
          Hite Brewery Co., Ltd.                                                                        12,140            1,759,387
          Hyundai Department Store Co., Ltd.                                                             6,380              464,160
          Hyundai Development Co.                                                                       37,270            1,563,866
          Hyundai Heavy Industries Co., Ltd.                                                            49,890            3,482,181
          Hyundai Mobis                                                                                 53,070            4,416,392
          Hyundai Motor Co., Ltd.                                                                      122,979           10,090,681
          INI Steel Co., Ltd.                                                                           58,560            1,234,616
          Kangwon Land, Inc.                                                                           140,300            2,765,040
          KCC Corp.                                                                                      7,410            1,674,808
          Kia Motors Corp.                                                                             263,640            6,231,892
          Kookmin Bank                                                                                 155,185           10,202,231
          Korea Electric Power Corp.                                                                   495,290           16,521,391
     *    Korea Exchange Bank                                                                          617,940            7,747,931
          Korea Gas Corp.                                                                               65,190            2,135,852
          KT Corp.                                                                                     195,930            7,981,373
     *    KT Freetel, Ltd.                                                                              36,030              772,700
          KT&G Corp.                                                                                   103,590            4,580,509
     *    LG Card Co., Ltd.                                                                             67,349            3,283,777
          LG Chemical Investment, Ltd.                                                                 143,395            3,865,748
          LG Chemical, Ltd.                                                                             36,776            1,855,845
          LG Electronics, Inc.                                                                          88,910            6,718,935
     *    LG Phillips LCD Co., Ltd.                                                                    106,110            4,615,345
     *    NCsoft Corp.                                                                                   6,150              510,021
          POSCO                                                                                         46,060            9,186,472
          S1 Corp.                                                                                       3,130              129,096
          Samsung Corp.                                                                                 77,520            1,477,513
          Samsung Electro-Mechanics Co., Ltd.                                                           37,767            1,248,527
          Samsung Electronics Co., Ltd.                                                                 75,768           43,582,363
          Samsung Fire and Marine Insurance, Ltd.                                                       27,229            2,844,456
          Samsung Heavy Industries Co., Ltd.                                                           126,000            1,830,697
          Samsung SDI Co., Ltd.                                                                         24,812            2,576,397
          Samsung Securities Co., Ltd.                                                                  33,780            1,780,798
          Shinhan Financial Group Co., Ltd.                                                            183,772            7,059,750
          Shinsegae Co., Ltd.                                                                           10,460            4,282,529
          SK Corp., Ltd.                                                                                73,084            3,794,999
     *    SK Networks Co., Ltd.                                                                         91,390            1,439,753
          SK Telecom Co., Ltd.                                                                          56,085           10,537,483
          S-Oil Corp.                                                                                   99,800            7,270,769
          Woori Investment & Securities Co., Ltd.                                                       59,500            1,236,413
                                                                                                                 ------------------
TOTAL -- SOUTH KOREA                                                                                                    226,961,582
                                                                                                                 ------------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
          Alfa S.A. de C.V. Series A                                                                   640,590            3,615,872
          America Movil S.A. de C.V. Series L                                                       32,693,100           46,823,877
     *    America Telecom S.A. de C.V. Series A                                                      5,129,240           23,321,353
     *    Carso Global Telecom S.A. de C.V. Telecom Series A1                                        3,638,671            7,920,494
          Cementos de Mexico S.A. de C.V. Series B                                                   3,223,410           18,130,727
          Coca-Cola Femsa S.A. de C.V. Series L                                                      1,310,600            3,314,675
          Consorcio Ara S.A. de C.V.                                                                   157,500              656,437
          Controladora Comercial Mexicana S.A. de C.V. Series B                                        633,700              936,414

     *    Corporacion Interamericana de Entramiento S.A. de C.V. Series B                               87,127              202,611
          Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                                     1,107                  210
          Corporativo Fragua S.A. de C.V. Series B                                                          21                   91
     *    Desc S.A. de C.V. Series B                                                                   619,841              155,591
          El Puerto de Liverpool S.A. de C.V. Series C1                                                339,500              739,651
          Embotelladora Arca S.A. de C.V., Mexico                                                      466,500            1,026,945
     *    Empresas ICA Sociedad Controladora S.A. de C.V.                                              623,700              259,949
          Fomento Economico Mexicano S.A. de C.V. Series B & D                                         754,800            5,135,672
          Gruma S.A. de C.V. Series B                                                                   90,406              275,748
          Grupo Carso S.A. de C.V. Series A-1                                                        3,272,232            7,748,963
          Grupo Continental S.A. de C.V.                                                               358,600              584,249
          Grupo Elektra S.A. de C.V.                                                                   141,400            1,235,726
          Grupo Financiero del Norte S.A. de C.V. Series C                                           2,275,936            4,893,791
          Grupo Financiero GBM Atlantico S.A. de C.V. Series O                                          22,746               12,497
          Grupo Financiero Inbursa S.A. de C.V. Series O                                             3,161,776            4,971,628
     *    Grupo Gigante S.A. de C.V. Series B                                                          117,282               77,488
          Grupo Industrial Bimbo S.A. de C.V. Series A                                               1,711,100            6,069,972
          Grupo Industrial Maseca S.A. de C.V. Series B                                                229,000              160,085
          Grupo Modelo S.A. de C.V. Series C                                                         2,602,300            8,787,723
     *    Grupo Nutrisa S.A. de C.V.                                                                       129                   98
     *    Grupo Qumma S.A. de C.V. Series B                                                              1,591                   27
          Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)               2,117,800            8,385,341
     *    Grupo Tribasa S.A. de C.V.                                                                     2,120                    0
     *    Impulsora del Desarrollo Economico de America Latina S.A. de C.V.                          3,161,776            2,419,925
          Industrias Penoles S.A. de C.V.                                                              324,600            1,814,095
          Kimberly Clark de Mexico S.A. de C.V. Series A                                               980,200            3,570,019
          Nueva Grupo Mexico S.A. de C.V. Series B                                                   2,792,574            6,015,263
     *    Organizacion Soriana S.A. de C.V. Series B                                                   701,000            3,044,506
     *    Savia S.A. de C.V.                                                                           120,000               23,706
          Telefonos de Mexico S.A. de C.V.                                                          18,366,800           20,494,544
          Telefonos de Mexico S.A. de C.V. Series A                                                    200,000              225,443
          TV Azteca S.A. de C.V. Series A                                                            1,832,100            1,162,742
     *    US Commercial Corp. S.A. de C.V.                                                             223,000               79,213
          Vitro S.A. de C.V.                                                                           121,600              145,132
          Wal-Mart de Mexico S.A. de C.V. Series V                                                   5,494,302           29,821,304
                                                                                                                 ------------------
TOTAL -- MEXICO                                                                                                         224,259,797
                                                                                                                 ------------------
SOUTH AFRICA -- (11.2%)
COMMON STOCKS -- (11.2%)
          ABSA Group, Ltd.                                                                             411,312            5,825,532
          African Oxygen, Ltd.                                                                         354,545            1,397,349
     *    African Rainbow Minerals, Ltd.                                                                93,775              586,361
          Anglo American Platinum Corp., Ltd.                                                          356,886           23,505,461
          Anglogold, Ltd.                                                                              370,434           15,691,373
          Aspen Pharmacare Holdings, Ltd.                                                              334,964            1,696,425
          Barloworld, Ltd.                                                                             223,297            3,524,035
          Bidvest Group, Ltd.                                                                          329,745            4,462,068
          City Lodge Hotels, Ltd.                                                                       13,764               84,391
          Consol, Ltd.                                                                                 178,834              304,012
     *    Discovery Holdings, Ltd.                                                                     548,855            1,828,930
          Edgars Consolidated Stores, Ltd.                                                             400,378            1,869,941
          Firstrand, Ltd.                                                                            7,111,772           17,352,779
          Foschini, Ltd.                                                                               247,044            1,729,977
          Gold Fields, Ltd.                                                                            306,889            4,632,213
     *    Harmony Gold Mining Co., Ltd.                                                                364,281            4,434,808
          Impala Platinum Holdings, Ltd.                                                                60,141            7,849,639
          Imperial Holdings, Ltd.                                                                      184,241            3,495,251
          Investec, Ltd.                                                                                28,155            1,123,230
          JD Group, Ltd.                                                                               171,537            1,918,295
          Kumba Resources, Ltd.                                                                         15,092              233,232
          Lereko Mobility, Ltd.                                                                         11,535               65,863
          Liberty Group, Ltd.                                                                          370,431            4,117,435
          Massmart Holdings, Ltd.                                                                      171,431            1,329,805
          Mittal Steel South Africa, Ltd.                                                              671,293            5,828,282
          MTN Group, Ltd.                                                                            1,716,526           14,277,502
     *    Nampak, Ltd.                                                                                 520,338            1,290,148
          Naspers, Ltd. Series N                                                                       308,126            4,932,913
          Nedbank Group, Ltd.                                                                          460,266            6,219,774
          Network Healthcare Holdings, Ltd.                                                          1,741,450            1,757,347
          Old Mutual PLC                                                                             3,762,319            9,739,915
          Pick'n Pay Stores, Ltd.                                                                      650,875            2,668,200
          Pretoria Portland Cement Co., Ltd.                                                            82,531            3,954,091
     *    Sanlam, Ltd.                                                                               2,167,439            4,404,936

          Santam, Ltd.                                                                                 109,542            1,217,946
          Sappi, Ltd.                                                                                  212,805            2,276,312
          Shoprite Holdings, Ltd.                                                                      336,642              879,140
          Standard Bank Group, Ltd.                                                                  1,271,196           13,429,585
     *    Steinhoff International Holdings, Ltd.                                                     1,136,817            3,019,982
     *    Sun International, Ltd.                                                                       91,092            1,054,935
          Telkom SA, Ltd.                                                                              807,542           16,232,378
     *    Tiger Brands, Ltd.                                                                           137,333            2,937,917
          Truworths International, Ltd.                                                                477,551            1,474,689
          Woolworths Holdings, Ltd.                                                                    793,346            1,576,897
                                                                                                                 ------------------
TOTAL -- SOUTH AFRICA                                                                                                   208,231,294
                                                                                                                 ------------------
TAIWAN -- (11.2%)
COMMON STOCKS -- (11.2%)
          Acer, Inc.                                                                                 1,430,995            3,168,766
          Advanced Semiconductor Engineering, Inc.                                                   2,532,213            1,823,867
          Advantech Co., Ltd.                                                                          243,108              620,462
          Asia Cement Corp.                                                                          1,925,530            1,069,778
          Asustek Computer, Inc.                                                                     1,984,968            5,606,819
          Au Optronics Corp.                                                                         3,003,480            4,285,951
          Benq Corp.                                                                                 1,973,318            1,777,229
          Cathay Financial Holdings Co., Ltd.                                                        7,369,529           13,328,133
          Chang Hwa Commercial Bank                                                                  3,424,796            1,604,280
          Cheng Shin Rubber Industry Co., Ltd.                                                         744,869              572,663
          Cheng Uei Precision Industry Co., Ltd.                                                        47,449              157,917
          Chi Mei Optoelectronic Corp.                                                               3,571,411            4,315,037
          China Airlines                                                                             1,864,420              883,741
     *    China Development Financial Holding Corp.                                                  6,532,000            2,351,219
          China Motor Co., Ltd.                                                                        963,774              886,640
          China Steel Corp.                                                                          7,638,240            5,700,504
          Chinatrust Financial Holdings Co., Ltd.                                                    4,501,896            3,624,010
          Chungwa Picture Tubes Co., Ltd.                                                            5,710,226            1,441,382
     *    CMC Magnetics Corp.                                                                        2,216,400              770,867
          Compal Communications, Inc.                                                                  120,000              365,809
          Compal Electronics, Inc.                                                                   2,346,788            2,055,125
          Delta Electronics Industrial Co., Ltd.                                                     1,484,890            2,982,236
          E.Sun Financial Holding Co., Ltd.                                                          1,527,226              955,419
          Eva Airways Corp.                                                                          1,929,297              855,323
          Evergreen Marine Corp., Ltd.                                                               1,846,420            1,166,894
          Far East Textile, Ltd.                                                                     3,778,481            2,305,261
          Far Eastern International Bank                                                               619,571              297,018
          First Financial Holding Co., Ltd.                                                          4,410,600            3,066,008
          Formosa Chemicals & Fiber Co., Ltd.                                                        4,964,099            7,803,875
          Formosa Plastics Corp.                                                                     4,212,658            6,315,043
          Foxconn Technology Co., Ltd.                                                                 298,920            1,387,619
          Fu Sheng Industrial Co., Ltd.                                                                219,277              241,628
          Fubon Financial Holding Co., Ltd.                                                          6,747,052            5,381,672
          Fuh-Hwa Financial Holding Co., Ltd.                                                        1,526,885              603,251
          High Tech Computer Corp.                                                                     147,120            2,170,431
          Hon Hai Precision Industry Co., Ltd.                                                       3,195,839           16,208,647
          Hotai Motor Co., Ltd.                                                                        266,000              678,011
          Hsinchu International Bank                                                                   496,980              243,485
          Hua Nan Financial Holding Co., Ltd.                                                        5,128,122            3,220,854
          International Bank of Taipei                                                                 885,928              539,376
          Inventec Corp.                                                                               786,804              454,801
          Lite-On Technology Corp.                                                                   2,030,630            2,549,863
          Media Tek, Inc.                                                                              595,603            6,199,627
          Mega Financial Holding Co., Ltd.                                                           8,842,535            5,792,669
          Mitac International Corp.                                                                    928,620            1,274,019
          Nan Ya Plastic Corp.                                                                       6,677,882            8,021,618
          Nanya Technology Co., Ltd.                                                                 2,957,720            1,493,545
     *    Pacific Electric Wire & Cable Corp.                                                          233,200                3,618
          Pou Chen Corp.                                                                             1,102,016              682,733
          President Chain Store Corp.                                                                  638,260            1,170,017
          Quanta Computer, Inc.                                                                      2,610,873            3,998,991
          Quanta Display, Inc.                                                                       2,974,138              968,107
          Realtek Semiconductor Corp.                                                                  203,701              227,773
          Shin Kong Financial Holding Co., Ltd.                                                      2,252,436            1,692,242
     *    Silicon Integrated Systems Corp.                                                             676,000              491,200
          Siliconware Precision Industries Co., Ltd.                                                 1,774,992            1,867,576
          SinoPac Holdings Co., Ltd.                                                                 2,880,096            1,307,932
          Synnex Technology International Corp.                                                        606,348              714,771
          Taishin Financial Holdings Co., Ltd.                                                       2,859,225            1,503,124
     *    Taiwan Business Bank                                                                       1,632,644              404,563
          Taiwan Cement Corp.                                                                        2,331,867            1,457,054

          Taiwan Glass Ind. Corp.                                                                      706,286              530,193
          Taiwan Semiconductor Manufacturing Co., Ltd.                                              19,939,093           35,441,693
     *    Tatung Co., Ltd.                                                                           2,839,000              720,474
          Transcend Information, Inc.                                                                        1                    0
          U-Ming Marine Transport Corp.                                                                488,860              508,680
          Uni-President Enterprises Corp.                                                            1,937,020              819,603
          United Microelectronics Corp.                                                             12,710,719            7,062,288
          Walsin Lihwa Corp.                                                                         2,278,539              708,258
          Wan Hai Lines Co., Ltd.                                                                    1,213,104              735,790
     *    Winbond Electronics Corp.                                                                  2,925,000              819,151
          Wintek Corp.                                                                                 679,379              917,027
     *    Wistron Corp.                                                                                772,000              951,274
          Ya Hsin Industrial Co., Ltd.                                                                 561,888              535,817
          Yang Ming Marine Transport Corp.                                                           1,696,894            1,061,515
          Yulon Motor Co., Ltd.                                                                      1,203,024            1,257,136
          Zyxel Communication Corp.                                                                    133,357              241,112
                                                                                                                 ------------------
TOTAL -- TAIWAN                                                                                                         207,418,104
                                                                                                                 ------------------
BRAZIL  -- (11.1%)
PREFERRED STOCKS -- (9.5%)
          Ambev Cia de Bebidas das Americas                                                         12,453,835            4,876,975
          Aracruz Celulose SA Series B                                                                 711,999            2,746,536
          Banci Itau Holding Financeira SA                                                             868,000           22,059,451
          Banco Bradesco SA                                                                            802,158           24,627,179
          Brasil Telecom Participacoes SA                                                          234,026,240            1,836,312
          Brasil Telecom SA                                                                        626,730,875            2,952,333
     *    Braskem SA Preferred A                                                                       435,600            3,933,942
          Companhia Brasileira de Distribuicao Grupo Pao de Acucar                                  58,650,000            1,892,451
          Companhia Energetica de Minas Gerais                                                     109,900,000            4,452,858
          Companhia Paranaense de Energia-Copel Series B                                           100,000,000              866,803
          Contax Participacoes SA                                                                      180,034              208,344
          Embraer Empresa Brasileira de Aeronautica                                                    747,821            7,093,015
     *    Embratel Participacoes SA                                                                143,582,922              390,316
     *    Empresa Nasional de Comercio Redito e Participacoes SA                                       480,000                3,049
          Gerdau SA                                                                                    465,156            6,919,816
          Investimentos Itau SA                                                                      3,300,893           11,310,071
          Klabin SA                                                                                    682,875            1,332,590
          Metalurgica Gerdau SA                                                                         98,850            1,902,083
          Suzano Bahia Sul Papel e Celullose SA                                                        143,545              827,330
     *    Tele Centro Oeste Celular Participacoes SA                                                    76,815              770,416
          Tele Norte Leste Participacoes SA                                                            180,034            3,387,434
     *    Tele Sudeste Celular Participacoes SA                                                         16,200              130,129
          Telecomunicacoes de Sao Paulo SA                                                             621,100           12,951,915
          Telemar Norte Leste SA                                                                       225,100            6,639,096
     *    Telesp Celular Participacoes SA                                                              858,662            3,039,512
          Unibanco-Uniao de Bancos Brasileiros SA                                                       20,000              107,102
          Unibanco-Uniao de Bancos Brasileiros Units SA                                                513,130            6,369,006
          Usinas Siderurgicas de Minas Gerais SA Series A                                              200,539            4,705,181
          Usinas Siderurgicas de Minas Gerais SA Series B                                                  325                7,670
          Vale do Rio Doce Series A                                                                    926,880           35,316,925
          Vale do Rio Doce Series B                                                                     81,160                    0
          Votorantim Celulose e Papel SA                                                                71,336              877,010
          Weg SA                                                                                       489,800            1,678,235
                                                                                                                 ------------------
TOTAL PREFERRED STOCKS                                                                                                  176,211,085
                                                                                                                 ------------------
COMMON STOCKS -- (1.6%)
          Ambev Cia de Bebidas das Americas                                                          8,994,767            3,016,625
          Brasil Telecom Participacoes SA                                                           59,520,574              726,618
     *    Cia Siderurgica Belgo-Mineira                                                             17,706,909           10,679,593
          Companhia Siderurgica Nacional SA                                                            241,404            5,039,521
     *    Contax Participacoes SA                                                                       59,254               96,807
          Copesul Companhia Petroquimica do Sul                                                         55,860              811,219
          CPFL Energia SA                                                                                1,935               22,129
     *    Embratel Participacoes SA                                                                 57,550,000              135,550
          Lojas Renner SA                                                                                3,162              106,189
          Souza Cruz SA                                                                                521,300            7,213,268
     *    Tele Centro Oeste Celular Participacoes SA                                                    19,748              200,572
     *    Tele Norte Celular Participacoes SA                                                       57,624,254               13,860
          Tele Norte Leste Participacoes SA                                                             59,254            1,478,997
     *    Tele Sudeste Celular Participacoes SA                                                            991                7,915
          Tractebel Energia SA                                                                         108,600              680,136
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      30,228,999
                                                                                                                 ------------------
TOTAL -- BRAZIL                                                                                                         206,440,084
                                                                                                                 ------------------

INDIA -- (9.3%)
COMMON STOCKS -- (9.3%)
     *    Amtek Auto, Ltd.                                                                              12,240               77,531
          Apollo Hospitals Enterprise, Ltd.                                                             13,632              130,892
          Arvind Mills, Ltd.                                                                            90,436              216,989
     *    ASEA Brown Boveri, Ltd.                                                                       24,451            1,029,405
          Ashok Leyland, Ltd.                                                                          449,941              305,737
          Asian Paints (India), Ltd.                                                                    49,207              567,605
          Aventis Pharma, Ltd.                                                                           3,241              116,502
          Bajaj Auto, Ltd.                                                                              82,372            3,608,041
     *    Bajaj Hindusthan, Ltd.                                                                        31,343              153,860
          Bharat Earth Movers, Ltd.                                                                     28,487              555,033
          Bharat Forge, Ltd.                                                                           154,884            1,203,076
          Biocon, Ltd.                                                                                  65,636              690,928
          Cadila Healthcare, Ltd.                                                                        5,103               55,626
          Century Textiles & Industries, Ltd.                                                           40,427              258,040
          Chennai Petroleum Corp., Ltd.                                                                 21,129              112,946
          Cipla, Ltd.                                                                                  328,288            2,839,144
          Colgate-Palmolive (India), Ltd.                                                               68,927              393,412
          Crompton Greaves, Ltd.                                                                        18,742              288,461
          Cummins India, Ltd.                                                                          114,196              408,572
          Dabur India, Ltd.                                                                             36,033              135,877
          Dr. Reddy's Laboratories, Ltd.                                                                87,040            1,731,044
          EIH, Ltd.                                                                                      5,762               64,307
          Flextronics Software Systems, Ltd.                                                            10,222              153,252
     *    Gammon India, Ltd.                                                                            23,751              206,135
     *    Glaxosmithkline Pharmaceuticals, Ltd.                                                         81,257            1,899,003
          Godrej Consumer Products, Ltd.                                                                15,250              163,188
          Great Eastern Shipping Co., Ltd.                                                             111,563              549,349
          Gujarat Ambuja Cements, Ltd.                                                               1,338,280            2,349,734
          HCL Infosystems, Ltd.                                                                         19,201              100,309
          HCL Technologies, Ltd.                                                                       236,799            2,613,655
          HDFC Banking, Ltd.                                                                           386,733            5,769,546
          Hero Honda Motors, Ltd. Series B                                                             286,616            5,190,412
          Hindustan Lever, Ltd.                                                                      2,551,551           10,090,314
          I-Flex Solutions, Ltd.                                                                        66,837            1,436,256
          Indian Hotels Co., Ltd.                                                                       61,275            1,214,963
          Indian Petrochemicals Corp., Ltd.                                                            228,100            1,130,800
          Indian Rayon & Industries, Ltd.                                                                5,819               80,377
          Industrial Development Bank of India, Ltd.                                                   610,602            1,260,264
          Infosys Technologies, Ltd.                                                                   312,438           18,233,541
          ITC, Ltd.                                                                                  3,050,405            8,923,534
          Jammu & Kashmir Bank, Ltd.                                                                    13,066              132,622
          Jindal Steel & Power, Ltd.                                                                    16,160              500,423
     *    JSW Steel, Ltd.                                                                               91,750              413,865
          Jubilant Organsys, Ltd.                                                                       15,364              331,850
          Larsen & Toubro, Ltd.                                                                         91,238            3,361,135
          Lupin, Ltd.                                                                                   21,960              361,963
          Mahindra & Mahindra, Ltd.                                                                    256,471            2,530,899
          Mangalore Refinery & Petrochemicals, Ltd.                                                    222,147              231,662
          Maruti Udyog, Ltd.                                                                           326,177            4,349,291
          Matrix Laboratories, Ltd.                                                                     68,261              298,953
          McDowell & Co., Ltd.                                                                          13,934              136,916
          Moser Baer (India), Ltd.                                                                      49,338              214,709
     *    Motor Industries Co., Ltd.                                                                    19,036            1,075,226
          Nicholas Piramal India, Ltd.                                                                  76,008              466,047
          Nirma, Ltd.                                                                                   14,534              152,694
          Pantaloon Retail India, Ltd.                                                                   9,764              380,371
          Patni Computer Systems, Ltd.                                                                  89,306              874,583
          Proctor & Gamble Hygiene & Health Care, Ltd.                                                   6,995              125,480
          Ranbaxy Laboratories, Ltd.                                                                   298,738            2,497,608
          Raymond, Ltd.                                                                                  7,347               65,532
          Reliance Energy, Ltd.                                                                        191,199            2,437,404
     *    Reliance Industries, Ltd.                                                                  1,721,955           31,126,107
          Satyam Computer Services, Ltd.                                                               386,449            5,485,887
          Sesa Goa, Ltd.                                                                                21,675              485,717
     *    Siemens India, Ltd.                                                                           25,139            1,769,421
          Sterling Biotech, Ltd.                                                                        52,078              147,343
          Sterlite Industries (India), Ltd. Series A                                                    86,299            1,587,154
          Sun Pharmaceuticals Industries, Ltd.                                                         132,826            1,911,051
          Tata Chemicals, Ltd.                                                                         105,629              486,857
          Tata Consultancy Services, Ltd.                                                              218,889            7,230,791
          Tata Motors, Ltd.                                                                            394,823            4,776,137
          Tata Power Co., Ltd.                                                                         149,953            1,454,812
          Tata Steel, Ltd.                                                                             544,951            4,137,167

          Tata Tea, Ltd.                                                                                41,503              793,995
     *    Tata Teleservices Maharashtra, Ltd.                                                        1,384,967              837,546
          UTI Bank, Ltd.                                                                               314,618            1,857,129
          Videsh Sanchar Nigam, Ltd.                                                                   155,496            1,205,910
          Wipro, Ltd.                                                                                  778,038            7,162,285
     *    Wockhardt, Ltd.                                                                               26,796              253,060
          Zee Telefilms, Ltd. Series B                                                                 529,060            1,780,801
                                                                                                                 ------------------
TOTAL -- INDIA                                                                                                          171,736,063
                                                                                                                 ------------------
TURKEY -- (5.4%)
COMMON STOCKS -- (5.4%)
          Akbank T.A.S.                                                                              2,717,997           21,399,406
          Anadolu Efes Biracilik ve Malt Sanayi A.S.                                                   182,246            4,892,032
          Arcelik A.S                                                                                  289,702            1,836,354
     *    Dogan Sirketler Grubu Holding A.S.                                                           722,062            2,180,946
     *    Dogan Yayin Holding A.S.                                                                     542,814            1,644,462
          Enka Insaat ve Sanayi A.S.                                                                   494,820            5,554,487
          Eregli Demir ve Celik Fabrikalari Turk A.S.                                                  353,341            2,251,800
          Ford Otomotiv Sanayi A.S.                                                                    867,588            7,462,433
          Koc Holding A.S. Series B                                                                  1,540,774            7,464,271
          Tofas Turk Otomobil Fabrikasi A.S.                                                                 1                    1
          Tupras-Turkiye Petrol Rafinerileri A.S.                                                      289,886            5,045,427
          Turk Sise ve Cam Fabrikalari A.S.                                                            539,099            1,769,513
     *    Turkiye Garanti Bankasi A.S.                                                               3,958,349           13,180,074
          Turkiye Is Bankasi A.S.                                                                    2,403,571           20,525,736
     *    Yapi ve Kredi Bankasi A.S.                                                                 1,232,184            5,203,936
                                                                                                                 ------------------
TOTAL -- TURKEY                                                                                                         100,410,878
                                                                                                                 ------------------
MALAYSIA -- (5.2%)
COMMON STOCKS -- (5.2%)
     *    AmInvestment Group Berhad                                                                    406,882              170,259
          AMMB Holdings Berhad                                                                       2,103,331            1,268,678
          Berjaya Sports Toto Berhad                                                                   746,800              849,984
          British American Tobacco Berhad                                                              295,300            3,067,305
          Bumiputra-Commerce Asset Holdings Berhad                                                   2,588,400            3,764,754
          CIMB Berhad                                                                                  288,111              473,450
     *    Digi.Com Berhad                                                                              767,162            1,533,106
          Diversified Resources Berhad                                                                 330,000              119,666
          Gamuda Berhad                                                                                510,000              486,493
          Genting Berhad                                                                               697,300            3,785,252
          Golden Hope Plantations Berhad                                                               948,200            1,029,892
          Highlands and Lowlands Berhad                                                                107,500              114,386
          Hong Leong Bank Berhad                                                                     1,607,150            2,169,525
          Hong Leong Credit Berhad                                                                   1,060,629            1,151,027
          IJM Corp. Berhad                                                                             228,300              259,790
          IOI Corp. Berhad                                                                           1,044,500            3,400,569
          IOI Oleochemical Industries Berhad                                                            22,041               67,091
          IOI Properties Berhad                                                                        151,300              308,367
          Kuala Lumpur Kepong Berhad                                                                   747,000            1,640,862
          Magnum Corp. Berhad                                                                        1,487,600              760,101
          Malakoff Berhad                                                                              835,700            1,725,978
          Malayan Banking Berhad                                                                     2,815,700            8,347,231
          Malayan Cement Berhad                                                                        250,000               38,711
          Malaysian Airlines System Berhad                                                           1,090,600              850,565
          Malaysian Pacific Industries Berhad                                                          170,000              425,225
          Malaysian Plantations Berhad                                                                 927,500              554,831
          Maxis Communications Berhad                                                                1,631,600            3,756,828
          MISC Berhad                                                                                3,003,132            7,472,059
          MMC Corp. Berhad                                                                             828,700              432,117
          Nestle (Malaysia) Berhad                                                                     229,200            1,448,696
          O.Y.L. Industries Berhad                                                                   1,343,000            1,145,615
          Oriental Holdings Berhad                                                                     215,300              234,790
          Petronas Dagangan Berhad                                                                     813,400              831,376
          Petronas Gas Berhad                                                                        1,810,900            4,317,570
          Plus Expressways Berhad                                                                    3,046,800            2,387,117
          PPB Group Berhad                                                                           1,159,200            1,267,359
          Proton Holdings Berhad                                                                       389,000              722,229
          Public Bank Berhad                                                                         1,550,201            2,564,520
          Resorts World Berhad                                                                       1,120,700            3,349,840
          RHB Capital Berhad                                                                         1,849,900            1,110,146
          Shell Refining Co. Federation of Malaysia Berhad                                             227,000              624,563
          Sime Darby Berhad                                                                          2,334,600            3,899,792
          Southern Bank Berhad                                                                          48,440               52,062

          Southern Bank Berhad (Foreign)                                                             1,412,337            1,495,328
          SP Setia Berhad                                                                              488,100              428,929
          Star Publications (Malaysia) Berhad                                                          182,800              343,971
          Telekom Malaysia Berhad                                                                    3,138,900            7,934,488
          Tenaga Nasional Berhad                                                                     3,662,800            9,508,854
          UMW Holdings Berhad                                                                          364,533              569,458
          YTL Corp. Berhad                                                                           1,578,966            2,277,757
                                                                                                                 ------------------
TOTAL -- MALAYSIA                                                                                                        96,538,562
                                                                                                                 ------------------
ISRAEL -- (4.5%)
COMMON STOCKS -- (4.5%)
          Africa-Israel Investments, Ltd.                                                              108,700            3,531,530
          Bank Hapoalim, Ltd.                                                                        2,309,640           10,015,998
          Bank Leumi Le-Israel                                                                       2,802,069           10,059,225
     *    Bezeq Israeli Telecommunication Corp., Ltd.                                                4,049,014            5,300,395
          Blue Square Israel, Ltd.                                                                      16,186              171,430
          CLAL Industries, Ltd.                                                                        289,038            1,413,459
          CLAL Insurance, Ltd.                                                                         114,684            2,287,245
          Delek Group, Ltd.                                                                              4,584              600,568
          Discount Investment Corp.                                                                     66,100            1,421,402
          Elbit Systems, Ltd.                                                                           98,319            2,241,418
          Elron Electronic Industries, Ltd.                                                                  1                    4
     *    First International Bank of Israel, Ltd. Par Value $0.01                                     347,200              683,265
     *    First International Bank of Israel, Ltd. Par Value $0.05                                      48,660              473,183
          IDB Development Corp., Ltd. Series A                                                         101,015            2,815,801
          IDB Holding Corp., Ltd.                                                                       36,578              806,156
          Israel Chemicals, Ltd.                                                                     2,410,526            8,854,721
          Israel Corp., Ltd. Series A                                                                    5,500            1,856,406
     *    Koor Industries, Ltd.                                                                         25,971            1,386,691
          M.A.Industries, Ltd.                                                                         843,283            4,595,793
          Migdal Insurance Holdings, Ltd.                                                            2,079,107            2,737,456
          Osem Investment, Ltd.                                                                        210,522            1,765,436
          Strauss-Elite, Ltd.                                                                           33,250              275,884
          Super-Sol, Ltd. Series B                                                                     372,926              920,130
          Teva Pharmaceutical Industries, Ltd.                                                         418,280           17,043,485
     *    United Mizrahi Bank, Ltd.                                                                    384,693            2,086,097
                                                                                                                 ------------------
TOTAL -- ISRAEL                                                                                                          83,343,178
                                                                                                                 ------------------
UNITED STATES -- (3.4%)
COMMON STOCKS -- (3.4%)
          Banco Bilboa Vizcaya Argentaria Chile SA ADR                                                  64,200            1,774,488
     *    Banco de Chile Series F ADR                                                                   47,643            1,985,760
          Banco Santander Chile Sponsored ADR                                                          295,998           12,801,914
          Cia Telecom de Chile ADR                                                                     421,400            3,919,020
          Compania Cervecerias Uni ADR                                                                 115,400            2,960,010
          Distribucion y Servicio D&S SA ADR                                                           208,828            4,280,974
          Embotelladora Andina SA ADR                                                                  109,600            1,517,960
          Embotelladora Andina SA Series B ADR                                                          89,100            1,354,320
          Empresa Nacional de Electricidad SA ADR                                                      514,018           15,399,979
     *    Enersis SA ADR                                                                               285,903            3,279,307
          Lan Chile SA ADR                                                                             125,900            4,639,415
          Madeco SA ADR                                                                                  4,450               41,430
     *    Masisa SA ADR                                                                                 38,553              403,650
          Sociedad Quimica y Minera de Chile SA ADR                                                     61,300            7,080,150
          Sociedad Quimica y Minera de Chile SA ADR Class A                                                902              102,016
          Vina Concha y Toro SA ADR                                                                     67,750            1,829,250
                                                                                                                 ------------------
TOTAL -- UNITED STATES                                                                                                   63,369,643
                                                                                                                 ------------------
INDONESIA -- (2.9%)
COMMON STOCKS -- (2.9%)
          PT Astra International Tbk                                                                 8,470,461            7,671,667
          PT Bank Central Asia Tbk                                                                   1,980,000              650,633
          PT Bank Danamon Indonesia Tbk                                                              1,762,000              684,441
          PT Gudang Garam Tbk                                                                        4,695,500            5,127,328
          PT Indonesian Satellite Corp.Tbk                                                          14,967,500            8,015,430
     *    PT Makindo Tbk                                                                             2,236,500              200,783
          PT Medco Energi International Tbk                                                          3,200,000            1,057,744
     *    PT Panasia Indosyntec Tbk                                                                     75,100                3,109
          PT Semen Gresik Tbk                                                                        1,589,500            2,833,599
          PT Telekomunikasi Indonesia (Persero) Tbk                                                 37,153,640           20,420,317
          PT Unilever Tbk                                                                           16,022,000            6,908,173
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      53,573,224
                                                                                                                 ------------------

RIGHTS/WARRANTS -- (0.0%)
     *    PT Lippo Karawaci Tbk Free Warrants 11/30/07                                                  45,877                  698
                                                                                                                 ------------------
TOTAL -- INDONESIA                                                                                                       53,573,922
                                                                                                                 ------------------
THAILAND -- (2.7%)
COMMON STOCKS -- (2.7%)
          Advance Info Service Public Co., Ltd. (Foreign)                                            5,982,000           14,358,540
          Aromatics (Thailand) Public Co., Ltd. (Foreign)                                            1,387,500              941,932
          Bangkok Expressway Public Co., Ltd. (Foreign)                                                250,000              133,350
          Bank of Ayudhya Public Co., Ltd. (Foreign)                                                 5,174,500            1,630,949
          Banpu Public Co., Ltd. (Foreign)                                                             132,000              409,650
          BEC World Public Co., Ltd. (Foreign)                                                       3,915,000            1,233,968
          Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                         14,442,000            1,768,265
          Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                                    4,100,710            1,451,579
          Krung Thai Bank Public Co., Ltd. (Foreign)                                                17,302,970            4,174,192
          Land & Houses Public Co., Ltd. (Foreign)                                                   2,130,310              420,949
          National Finance and Securities Public Co., Ltd. (Foreign)                                   630,150              189,450
          National Petrochemical Public Co., Ltd. (Foreign)                                            441,500            1,348,745
          Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)                       2,200,000            2,106,922
          Shin Corporation Public Co., Ltd. (Foreign)                                                6,122,000            5,714,559
          Siam Cement Public Co., Ltd. (Foreign)                                                       270,000            1,623,470
          Siam City Cement Public Co., Ltd. (Foreign)                                                  633,413            4,515,054
          Siam Commercial Bank Public Co., Ltd. (Foreign)                                            2,549,166            2,951,210
          Thai Union Frozen Products Public Co., Ltd. (Foreign)                                      3,178,520            2,388,996
     *    TMB Bank, Ltd.                                                                            12,415,080            1,191,992
     *    True Corp., Ltd. (Foreign)                                                                 6,977,800            1,387,270
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      49,941,042
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    True Corp., Ltd. (Foreign) Warrants 03/31/08                                               1,444,563                    0
                                                                                                                 ------------------
TOTAL -- THAILAND                                                                                                         49,941,042
                                                                                                                 ------------------
HUNGARY -- (2.4%)
COMMON STOCKS -- (2.4%)
          Budapesti Elektromos Muvek RT                                                                    185               26,145
          Delmagyarorszagi Aramszolgaltato Demasz RT                                                     2,275              192,089
          Gedeon Richter, Ltd.                                                                          46,937            8,371,552
          Magyar olaj-Es Gazipari RT                                                                   168,429           15,945,310
          Magyar Telekom RT                                                                          1,050,555            4,705,196
          Orszagos Takerekpenztar es Keresdelmi Bank RT                                                386,220           12,693,579
     *    Tiszai Vegyi Kombinat RT                                                                     117,534            2,890,440
                                                                                                                 ------------------
TOTAL -- HUNGARY                                                                                                         44,824,311
                                                                                                                 ------------------
POLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
          Agora SA                                                                                      98,779            2,042,828
          Bank Millennium SA                                                                         2,029,541            2,812,050
          Bank Polska Kasa Opieki - Grupa Pekao SA                                                     156,792            8,300,564
          Bank Przemyslowo Handlowy BPH SA                                                              31,526            6,514,047
          Bank Zackodni WBK SA                                                                          93,312            3,557,644
          Browary Zywiec SA                                                                             15,860            2,361,853
     *    Budimex SA                                                                                    36,763              376,406
     *    Cersanit SA                                                                                  191,430              735,931
          Debica SA                                                                                     19,800              387,513
     *    Kredyt Bank SA                                                                               418,562            1,647,244
          Mondi Packaging Paper Swiecie                                                                103,599            1,410,305
          Netia Holdings SA                                                                            495,665              815,998
     *    Optimus SA                                                                                     6,873               13,801
          Orbis SA                                                                                      77,409              741,421
          Polski Koncern Naftowy Orlen SA                                                              267,237            4,799,484
          Prokom Software SA                                                                            21,336              810,163
          Telekomunikacja Polska SA                                                                    712,274            5,097,457
          Zaklady Metali Lekkich Kety SA                                                                15,120              575,680
                                                                                                                 ------------------
TOTAL -- POLAND                                                                                                          43,000,389
                                                                                                                 ------------------

PHILIPPINES -- (2.1%)
COMMON STOCKS -- (2.1%)
          Aboitiz Equity Ventures, Inc.                                                              6,279,000              563,923
          Ayala Corp. Series A                                                                         850,070            5,495,654
          Ayala Land, Inc.                                                                          27,511,576            4,832,076
          Bank of the Philippine Island                                                              4,641,373            5,022,542
          Equitable PCI Bank, Inc.                                                                   2,217,300            2,235,524
     *    Filipina Water Bottling Corp.                                                              2,006,957                    0
          Metro Bank and Trust Co.                                                                   4,584,435            2,629,519
          Petron Corp.                                                                              28,593,000            2,245,312
          Philippine Long Distance Telephone Co.                                                       347,030           11,116,095
          SM Prime Holdings, Inc.                                                                   29,223,000            4,433,118
                                                                                                                 ------------------
TOTAL -- PHILIPPINES                                                                                                     38,573,763
                                                                                                                 ------------------
ARGENTINA -- (1.1%)
COMMON STOCKS -- (1.1%)
          Acindar Industria Argentina de Aceros SA Series B                                            899,000            1,508,838
     *    Alpargatas SA Industrial y Comercial                                                           1,078                1,798
     *    Alto Palermo SA Series A                                                                       5,000               10,655
     *    Banco Frances del Rio de la Plata SA                                                         489,961            1,225,396
          Banco Macro Bansud SA                                                                         29,000               47,714
     *    Capex SA Series A                                                                             52,893               84,754
          Celulosa Argentina SA Series B                                                                18,750               25,027
     *    Central Costanera SA Series B                                                                114,100              142,117
     *    Central Puerto SA Series B                                                                    16,000                9,938
     *    Garovaglio y Zorraquin SA                                                                     28,000                4,070
     *    Gas Natural SA, Buenos Aires                                                                 345,000              208,588
     *    Grupo Financiero Galicia SA Series B                                                         150,000              108,036
     *    IRSA Inversiones y Representaciones SA                                                       657,649              814,788
     *    Juan Minetti SA                                                                              353,151              399,030
          Ledesma S.A.A.I.                                                                             242,632              144,291
     *    Metrogas SA Series B                                                                         543,115              244,034
     *    Molinos Rio de la Plata SA Series B                                                          694,833            1,078,940
     *    Petrobras Energia Participacio                                                             2,329,901            2,986,677
     *    Renault Argentina SA                                                                          23,957              129,808
          Siderar S.A.I.C. Series A                                                                    721,484            5,923,416
          Solvay Indupa S.A.I.C.                                                                       555,366              730,267
     *    Telecom Argentina Stet-France SA Series B                                                    977,000            2,630,700
     *    Transportadora de Gas del Sur SA Series B                                                  1,028,000            1,188,722
                                                                                                                 ------------------
TOTAL -- ARGENTINA                                                                                                       19,647,604
                                                                                                                 ------------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
     *    Cesky Telecom A.S.                                                                           146,147            2,943,525
          CEZ A.S.                                                                                     222,890            6,104,665
          Komercni Banka A.S.                                                                           15,737            2,179,204
          Phillip Morris CR A.S.                                                                           478              334,134
          Zentiva NV                                                                                     3,470              154,433
                                                                                                                 ------------------
TOTAL -- CZECH REPUBLIC                                                                                                  11,715,961
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    ^  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $3,690,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $3,616,200) to be repurchased at $3,562,384                                       $            3,562            3,562,000
                                                                                                                 ------------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,192,307,138)                                                                                            $    1,853,548,177
                                                                                                                 ==================

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   ------------------
SOUTH KOREA -- (13.2%)
COMMON STOCKS -- (13.2%)
          Amorepacific Corp.                                                                               115   $           37,261
     *    Anam Semiconductor, Inc.                                                                     154,193              208,560
          Asia Cement Manufacturing Co., Ltd.                                                            1,243               49,564
          Bing Grae Co., Ltd.                                                                            6,500              258,201
          Bu Kwang Pharmaceutical Co., Ltd.                                                             15,010              242,535
          Byuck San Engineering and Construction Co., Ltd.                                               8,750               56,073
     *    Capro Corp.                                                                                   11,440               48,053
          Cheil Communications, Inc.                                                                     3,257              729,214
          Cheil Industrial, Inc.                                                                        33,120              913,517
          Chong Kun Dang Pharmaceutical Corp.                                                            9,170              409,215
          Choongwae Pharmaceutical Corp.                                                                 1,877               85,020
          Chungho Comnet Co., Ltd.                                                                         720               10,081
          CJ Corp.                                                                                       6,970              692,821
     *    Comtec Systems Co., Ltd.                                                                       2,000                2,960
     *    Dacom Corp.                                                                                   37,530              497,344
     *    Dae Ho Corp.                                                                                     543                   68
          Dae Sang Corp.                                                                                10,608              158,812
          Dae Won Kang Up Co., Ltd.                                                                      1,740               47,859
          Daeduck Electronics Co., Ltd.                                                                 39,057              345,108
          Daeduck Industries Co., Ltd.                                                                   7,526               75,774
          Daegu Bank Co., Ltd.                                                                          85,030            1,226,870
          Daehan City Gas Co., Ltd.                                                                      2,621               76,343
          Daehan Flour Mills Co., Ltd.                                                                     470               62,182
          Daekyo Co., Ltd.                                                                               5,540              403,658
     *    Daesang Holdings Co., Ltd.                                                                     7,072               42,466
          Daesung Industrial Co., Ltd.                                                                   1,690               76,433
          Daewoo International Corp.                                                                    73,740            1,696,699
          Daewoo Motor Sales Corp.                                                                      17,380              325,709
          Daewoo Precision Industries Co., Ltd.                                                          2,800               51,796
     *    Daewoo Securities Co., Ltd.                                                                  179,550            2,710,475
          Daewoong Co., Ltd.                                                                             4,686              107,933
          Daewoong Pharmaceutical Co., Ltd.                                                              3,630              143,263
          Daishin Securities Co., Ltd.                                                                  32,790              650,872
     *    Daou Technology, Inc.                                                                          7,000               37,234
          DC Chemical Co., Ltd.                                                                         11,486              336,099
     *    Dong Ah Tire Industrial Co., Ltd.                                                              7,555               48,933
          Dong Bu Insurance Co., Ltd.                                                                   52,320              887,068
          Dong-A Pharmaceutical Co., Ltd.                                                                5,493              474,600
          Dongbu Corp.                                                                                  13,130              333,923
          Dongbu Hannong Chemical Co., Ltd.                                                              2,920               54,336
          Dongbu Steel Co., Ltd.                                                                        15,530              161,268
          Dongkuk Steel Mill Co., Ltd.                                                                  59,287              998,293
          Dongsu Industrial Co., Ltd.                                                                    2,808               83,716
          Dongwon F&B Co., Ltd.                                                                            900               53,883
          Dongwon Financial Holding Co., Ltd.                                                           43,058            1,455,095
          Dongyang Mechatronics Corp.                                                                    7,020               41,054
     *    Doosan Corp.                                                                                  10,640              302,826
          Doosan Heavy Industries & Construction Co., Ltd.                                              60,280            1,728,812
     *    Doosan Industrial Development Co., Ltd.                                                       61,780              594,640
     *    Eastel Systems Corp.                                                                          32,127               67,022
     *    Firstech Co., Ltd.                                                                            29,210               49,552
     *    FNC Kolon Corp.                                                                                2,264               29,914
          Fursys, Inc.                                                                                   6,140              140,949
          Global Enterprise Co., Ltd.                                                                    9,345               92,886
          Green Cross Corp.                                                                              1,825              129,661
          Hae In Co., Ltd.                                                                               5,964               19,733
          Halla Climate Control Corp.                                                                   84,000            1,012,075
          Halla Engineering & Construction Corp.                                                         2,360               74,131
          Han Kuk Carbon Co., Ltd.                                                                       7,903               28,523
          Han Wha Corp.                                                                                 66,990            1,639,570
          Hana Securities Co., Ltd.                                                                      5,930              102,335
          Handok Pharmaceuticals Co., Ltd.                                                               3,860               59,522
          Handsome Corp.                                                                                13,420              190,601
          Hanil Cement Manufacturing Co., Ltd.                                                           4,958              315,419
          Hanjin Heavy Industry Co., Ltd.                                                               58,210            1,270,638
          Hanjin Transportation Co., Ltd.                                                                3,471              118,064

     *    Hankook Synthetics, Inc.                                                                         550                2,737
          Hankuk Electric Glass Co., Ltd.                                                                5,240              158,659
          Hankuk Glass Industries, Inc.                                                                  7,800              351,781
          Hankuk Paper Manufacturing Co., Ltd.                                                           1,450               67,025
          Hanmi Pharm Co., Ltd.                                                                          4,857              665,217
          Hansol CSN Co., Ltd.                                                                          23,570              127,130
     *    Hansol LCD, Inc.                                                                                 797               19,865
          Hansol Paper Co., Ltd.                                                                        29,350              454,971
          Hanssem Co., Ltd.                                                                              6,820               46,521
     *    Hansung Enterprise Co., Ltd.                                                                     620                4,022
          Hanwha Chemical Corp.                                                                         93,200              985,095
          Hanwha Securities Co., Ltd.                                                                   13,070              169,083
     *    Honam Petrochemical Corp.                                                                      3,080              148,196
          Hotel Shilla, Ltd.                                                                            21,208              241,558
          Huchems Fine Chemical Corp.                                                                    5,616               34,543
     *    Hung Chang Co., Ltd.                                                                               6                   54
          Hyosung T & C Co., Ltd.                                                                       16,258              242,958
          Hyundai Auton Co., Ltd.                                                                      106,390            1,307,764
          Hyundai Cement Co., Ltd.                                                                       2,570               75,365
     *    Hyundai Corp.                                                                                  6,515               33,629
          Hyundai Department Store Co., Ltd.                                                            19,490            1,417,944
          Hyundai Department Store H & S Co., Ltd.                                                       1,290              103,438
          Hyundai Elevator Co., Ltd.                                                                     3,394              260,081
          Hyundai Hysco                                                                                 70,930            1,049,187
          Hyundai Marine & Fire Insurance Co., Ltd.                                                     59,160              618,251
     *    Hyundai Merchant Marine Co., Ltd.                                                             64,840              801,554
          Hyundai Mipo Dockyard Co., Ltd.                                                               17,198            1,077,067
     *    Hyundai Securities Co., Ltd.                                                                  94,129            1,132,524
          Iljin Diamond Co., Ltd.                                                                        1,272               16,531
     *    Iljin Display Co., Ltd.                                                                          728                8,044
          Iljin Electric, Ltd.                                                                           9,150               33,218
          Ilshin Spinning Co., Ltd.                                                                        380               17,505
     *    Inchon Oil Refinery Co., Ltd.                                                                    373                   20
          INI Steel Co., Ltd.                                                                            3,870               81,591
          ISU Chemical Co., Ltd.                                                                         1,530               16,310
          Isupetasys Co., Ltd.                                                                           7,160               15,975
          Jahwa Electronics Co., Ltd.                                                                    6,230               50,698
          Jeonbuk Bank, Ltd.                                                                             8,847               86,436
     *    Jindo Corp.                                                                                      500                3,367
          K.C. Tech Co., Ltd.                                                                            6,000               24,855
     *    Keang Nam Enterprises Co., Ltd.                                                                3,380               41,155
          KEC Corp.                                                                                     30,350               54,807
     *    Kolon Industries, Inc.                                                                         5,090               80,354
     *    Kolon International Corp.                                                                        321                3,293
          Korea Circuit Co.                                                                              7,800               59,533
     *    Korea Data Systems Co., Ltd.                                                                   2,058                3,527
          Korea Development Co., Ltd.                                                                    4,980              190,892
     *    Korea Development Leasing Corp.                                                                1,040               43,182
          Korea Electric Terminal Co., Ltd.                                                              3,530               69,676
          Korea Fine Chemical Co., Ltd.                                                                  1,388               14,023
          Korea Iron & Steel Co., Ltd.                                                                   5,230              176,424
          Korea Iron & Steel Works Co., Ltd.                                                             3,328               88,946
          Korea Komho Petrochemical Co., Ltd.                                                           16,940              346,420
          Korea Line Corp.                                                                               5,130              133,235
          Korea Petrochemical Industry Co., Ltd.                                                         2,410               70,311
          Korea Polyol Co., Ltd.                                                                         1,750               71,621
          Korea Reinsurance Co., Ltd.                                                                   78,710              784,787
          Korea Zinc Co., Ltd.                                                                          14,140              522,652
          Korean Air Co., Ltd.                                                                          61,380            1,614,816
     *    KP Chemical Corp.                                                                             64,291              343,320
     *    KTB Network, Ltd.                                                                             17,000               95,343
          Kukdong City Gas Co., Ltd.                                                                     1,740               50,727
          Kumho Electronics Co., Ltd.                                                                    2,209              137,339
          Kumho Industrial Co., Ltd.                                                                    28,720              538,438
          Kwang Dong Pharmaceutical Co., Ltd.                                                           12,880               48,040
          Kyeryong Construction Industrial Co., Ltd.                                                     3,400               99,436
          Kyobo Securities Co., Ltd.                                                                    10,440              102,360
          LG Ad Inc., Ltd.                                                                               4,120               78,174
          LG Cable, Ltd.                                                                                25,270              721,514
          LG Caltex Gas Co., Ltd.                                                                        1,980               80,283
          LG Household & Healthcare Co., Ltd.                                                           10,550              602,910
          LG Industrial Systems, Ltd.                                                                   21,950              572,473
          LG Insurance Co., Ltd.                                                                        36,560              530,185
          LG International Corp.                                                                        44,138              818,158
     *    LG Life Sciences, Ltd.                                                                        12,045              586,424
          LG Petrochemical Co., Ltd.                                                                    40,780            1,070,884
          Lotte Chilsung Beverage Co., Ltd.                                                              1,112              943,987

          Lotte Confectionary Co., Ltd.                                                                  1,240            1,330,093
          Lotte Sam Kang Co., Ltd.                                                                         530               86,656
     *    Meritz Securities Co., Ltd.                                                                    2,940               19,543
     *    Midopa Co., Ltd.                                                                              41,650              661,142
          Namhae Chemical Corp.                                                                         13,104               35,935
          Namyang Dairy Products Co., Ltd.                                                                 340              187,581
     *    NCsoft Corp.                                                                                  16,140            1,338,495
          Nong Shim Co., Ltd.                                                                            3,620              946,069
          Nong Shim Holdings Co., Ltd.                                                                     780               60,014
          Oriental Fire & Marine Insurance Co., Ltd.                                                     2,750              113,949
     *    Orientbio, Inc.                                                                               13,440               52,151
          ORION Corp.                                                                                    4,310            1,079,828
          Ottogi Corp.                                                                                   1,700              182,300
     *    Pantech & Curitel Communications, Inc.                                                        82,240              131,426
     *    Pantech Co., Ltd.                                                                              8,690               45,636
          Pohang Coated Steel Co., Ltd.                                                                  1,760               49,849
          Poong San Corp.                                                                               16,810              235,899
          Pulmuone Co., Ltd.                                                                             2,030               83,997
          Pusan Bank                                                                                    97,000            1,181,089
          Pusan City Gas Co., Ltd.                                                                       3,000               70,993
          Pyung Hwa Industrial Co., Ltd.                                                                 8,643               77,075
     *    Saehan Industries, Inc.                                                                        7,440               34,421
          Sambu Construction Co., Ltd.                                                                   2,370               65,586
          Samchully Co., Ltd.                                                                            2,000              223,454
          Samlip Industrial Co., Ltd.                                                                    4,560               47,503
          Samsung Engineering Co., Ltd.                                                                 34,570              900,230
          Samsung Fine Chemicals Co., Ltd.                                                              18,000              560,431
          Samsung Techwin Co., Ltd.                                                                     67,350            1,148,464
          Samwhan Corp.                                                                                  2,900               58,831
          Samyang Corp.                                                                                  6,290              297,287
     *    Samyang Foods Co., Ltd.                                                                        1,530               39,831
          Samyang Genex Co., Ltd.                                                                          220               15,457
          Samyoung Corp.                                                                                 2,170               45,499
          Samyoung Electronics Co., Ltd.                                                                 5,800               49,657
          Seah Holdings Corp.                                                                              880               56,334
          Seah Steel Corp.                                                                               1,170               34,463
     *    Sejong Securities Co., Ltd.                                                                    3,659               28,926
          Seondo Electric Co., Ltd.                                                                      4,400               14,803
          Seoul City Gas Co., Ltd.                                                                       2,750              140,986
          Seoul Securities Co., Ltd.                                                                    97,500              117,275
          Shin Young Securities Co., Ltd.                                                                2,620               87,571
     *    Shindongbang Corp.                                                                             1,696               13,233
     *    Shin-Ho Paper Manufacturing Co., Ltd.                                                          5,830               37,588
          Shinmoorim Paper Manufacturing Co., Ltd.                                                       2,858               35,646
          Shinsung Engineering Co., Ltd.                                                                11,880               55,956
          Sindo Ricoh Co., Ltd.                                                                          7,510              375,432
          SK Chemicals Co., Ltd.                                                                         9,040              272,277
          SK Gas Co., Ltd.                                                                               3,580              140,106
     *    SKC Co., Ltd.                                                                                 26,370              340,539
     *    Ssang Bang Wool Co., Ltd.                                                                      6,950               47,532
     *    Ssangyong Cement Industry Co., Ltd.                                                           22,621              370,364
     *    Ssangyong Motor Co.                                                                           88,310              796,105
          STX Corp.                                                                                     15,194              192,745
          STX Engine Co., Ltd.                                                                           4,692               61,060
     *    STX Shipbuilding Co., Ltd.                                                                    18,864              352,689
          Suheung Capsule Co., Ltd.                                                                      1,900               37,849
          Sung Shin Cement Co., Ltd.                                                                    15,900              350,474
     *    Sunkyong Securities Co., Ltd.                                                                202,890              269,297
          Tae Kwang Industrial Co., Ltd.                                                                   880              454,770
          Tae Young Corp.                                                                                3,274              175,140
          Taegu Department Store Co., Ltd.                                                               3,130               55,866
          Tai Han Electric Wire Co., Ltd.                                                               24,611              600,691
     *    Tong Yang Investment Bank                                                                     49,860              405,320
     *    Tong Yang Major Corp.                                                                         11,730               71,583
          Tongil Heavy Industries Co., Ltd.                                                             46,780               72,329
     *    Trigem Computer, Inc.                                                                         21,159               23,759
          Union Steel Manufacturing Co., Ltd.                                                            5,292              158,210
          Woongjin Coway Co., Ltd.                                                                      65,400            1,443,989
          Woongjin.Com Co., Ltd.                                                                        15,950              167,060
          Woori Investment & Securities Co., Ltd.                                                      109,610            2,277,701
          Youlchon Chemical Co., Ltd.                                                                   13,350              160,049
     *    Young Poong Mining & Construction Corp.                                                        1,580                   84
          Youngone Corp.                                                                                18,210               76,956
          Youngpoong Corp.                                                                                 540               70,579
          Yuhan Corp.                                                                                    5,295              960,748
                                                                                                                 ------------------
TOTAL -- SOUTH KOREA                                                                                                     71,975,987
                                                                                                                 ------------------

BRAZIL  -- (12.6%)
PREFERRED STOCKS -- (11.8%)
          Acesita SA                                                                                    97,876            1,306,346
          Banco Mercantil do Brasil SA                                                                 130,000               19,475
     *    Celular CRT Participacoes SA Series A                                                         43,500            1,050,238
          Centrais Electricas de Santa Catarina SA - CELESC Series B                                 1,501,000              974,100
          Companhia Brasileira de Petroleo Ipiranga SA                                                  60,800              730,924
          Companhia Cia Tecidos Norte de Minas                                                       8,537,102              827,171
          Companhia Energetica do Ceara-Coelce                                                     208,300,000              642,814
          Companhia Paranaense de Energia-Copel Series B                                           454,100,000            3,936,152
          Confab Industrial SA                                                                         555,000              843,771
          Distribuidora de Produtos de Petroleo Ipiranga SA                                              3,900               68,938
          Duratex SA                                                                                    86,500              914,658
     *    Electropaulo Metropolitana SA                                                             62,970,000            2,857,726
          Embraco SA                                                                                   262,000               89,176
     *    Embratel Participacoes SA                                                              1,086,900,000            2,954,632
     *    Empressa Metropolitanade Aguas e Energia SA                                               24,000,000               52,389
          Fertibras SA                                                                                   3,400               38,560
          Forca Luz Cataguazes Leopoldina Series A                                                  23,400,000               20,177
     *    Forjas Taurus SA                                                                              88,000               62,700
          Fras-le SA                                                                                    20,200               58,762
          Globex Utilidades SA                                                                          42,468              188,682
     *    Gol Linhas Aereas Inteligentes SA                                                             86,900            2,006,962
     *    Gradiente Eletronica SA                                                                        2,600               14,277
     *    Industria de Bebidas Antarctica Polar SA                                                      23,000               27,400
          Industrias Romi SA                                                                             1,400               45,110
     *    Inepar Industria e Construcoes SA                                                              9,990               39,897
          Klabin SA                                                                                  1,517,000            2,960,336
          Lojas Americanas SA                                                                      117,290,369            3,257,622
          Magnesita SA Series A                                                                     79,900,000              513,086
          Magnesita SA Series C                                                                        202,338                1,354
          Mahle-Metal Leve SA                                                                           28,666              546,391
          Marcopolo SA                                                                                 228,400              492,353
          Metalurgica Gerdau SA                                                                        175,553            3,378,011
     *    Net Servicos de Comunicacao SA                                                             5,855,439            2,604,189
     *    Paranapanema SA                                                                              119,150              833,807
          Perdigao SA NPV                                                                               85,700            2,706,930
          Random Implementos e Participacoes SA                                                        162,500              519,912
          Rasip Agro-Pastoril SA                                                                        51,000                4,282
          Refinaria de Petroleo Ipiranga SA                                                             12,300              246,781
          Ripasa SA Papel e Celulose                                                                   584,200              970,353
          Sadia SA                                                                                   1,033,000            2,854,990
          Santista Textil SA Preferred                                                                  16,400              113,129
          Sao Paulo Alpargatas SA                                                                       26,200              652,771
          Saraiva Livreiros Editores                                                                     4,000               25,396
     *    Sharp SA Equipamentos Eletronicos                                                         30,200,000                  274
          Suzano Bahia Sul Papel e Celullose SA                                                        366,142            2,110,281
          Suzano Petroquimica SA                                                                       480,905            1,115,237
          Tele Celular Sul Participacoes SA                                                      1,691,540,950            4,344,961
     *    Tele Centro Oeste Celular Participacoes SA                                                    93,003              932,773
     *    Tele Leste Celular Participacoes SA                                                           81,793              582,406
     *    Tele Norte Celular Participacoes SA                                                      549,505,027               69,826
     *    Tele Sudeste Celular Participacoes SA                                                         82,400              661,892
          Telemig Celular Participacoes SA                                                         817,990,371            1,540,576
     *    Telesp Celular Participacoes SA                                                              346,100            1,225,133
          Ultrapar Participacoes SA                                                                    144,030            2,320,429
          Uniao des Industrias Petroquimicas SA Series B                                             1,447,144            1,464,548
     *    Varig Participacoes Em Transportes                                                           122,026                  227
     *    Varig Particpacoes Em Servicos                                                               116,823                  113
     *    Varig SA Viacao Aerea Riograndense                                                            16,000                9,367
          Votorantim Celulose e Papel SA                                                               100,000            1,229,408
          Weg SA                                                                                     1,251,300            4,287,413
                                                                                                                 ------------------
TOTAL PREFERRED STOCKS                                                                                                   64,347,594
                                                                                                                 ------------------
COMMON STOCKS -- (0.8%)
          Acesita SA                                                                                     4,290               63,956
          Acos Villares SA Avil                                                                        120,000               17,209
          Avipal SA Avicultura e Agropecua                                                         101,900,000              305,214
     *    Celular Crt Participacoes SA                                                                     316                5,736
     *    Cia de Saneamento do Parana                                                                   80,000               72,975
          Copesul Companhia Petroquimica do Sul                                                        252,100            3,661,085
     *    Energias do Brazil SA                                                                          8,202               98,640
          Eternit SA                                                                                    26,000               75,280
          Metalurgica Gerdau SA                                                                          1,938               33,764

     *    Rhodia Ster SA                                                                               640,780               43,620
          Sao Paulo Alpargatas SA                                                                        5,100              120,354
     *    Tele Leste Celular Participacoes SA                                                               88                  549
     *    Tele Sudeste Celular Participacoes SA                                                          1,861               14,864
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                       4,513,246
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Net Servicos de Communicao SA Preferred Rights 12/09/05                                      147,757                6,706
                                                                                                                 ------------------
TOTAL -- BRAZIL                                                                                                          68,867,546
                                                                                                                 ------------------
SOUTH AFRICA -- (12.5%)
COMMON STOCKS -- (12.5%)
          ADCorp Holdings, Ltd.                                                                         59,285              194,501
          Advtech, Ltd.                                                                                433,941              134,038
          Aeci, Ltd.                                                                                   167,826            1,375,578
          Afgri, Ltd.                                                                                  598,683              480,003
          African Life Assurance Co., Ltd.                                                             221,763              766,183
          African Oxygen, Ltd.                                                                         206,192              812,653
     *    African Rainbow Minerals, Ltd.                                                               444,023            2,776,408
     *    Afrikander Lease, Ltd.                                                                       409,918              380,035
          AG Industries, Ltd.                                                                          248,033              109,489
          Alexander Forbes, Ltd.                                                                       832,141            1,808,264
          Allied Electronics Corp., Ltd.                                                               173,080              613,505
          Allied Technologies, Ltd.                                                                    182,369            1,437,473
          Amalgamated Appliance Holdings, Ltd.                                                         304,549              224,097
          Argent Industrial, Ltd.                                                                      102,248              182,211
          Aspen Pharmacare Holdings, Ltd.                                                              316,873            1,604,803
     *    AST Group, Ltd.                                                                              873,528               67,462
          Astral Foods, Ltd.                                                                            71,223              759,905
          Aveng, Ltd.                                                                                  550,245            1,567,051
          AVI, Ltd.                                                                                    435,018            1,040,131
     *    Bell Equipment, Ltd.                                                                         130,271              197,042
          Brandcorp Holdings, Ltd.                                                                     101,257              158,194
          Business Connexion Group                                                                     229,687              272,658
          Bytes Technology Group, Ltd.                                                                 267,344              390,561
          Capitec Bank Holdings, Ltd.                                                                  111,909              411,499
          Cashbuild, Ltd.                                                                               37,276              237,014
          Caxton & CTP Publishers & Printers, Ltd.                                                     769,907            1,535,253
          Ceramic Industries, Ltd.                                                                      31,493              603,192
          City Lodge Hotels, Ltd.                                                                       86,217              528,621
          Connection Group Holdings, Ltd.                                                               26,487               59,625
     *    Corpgro, Ltd.                                                                                241,136                    0
          Cullinan Holdings, Ltd.                                                                       10,000                  673
          Datacentrix Holdings, Ltd.                                                                   162,198               64,289
     *    Datatec, Ltd.                                                                                196,944              587,638
          Delta Electrical Industries, Ltd.                                                             83,032              427,117
     *    Dimension Data Holdings PLC                                                                2,381,019            1,527,168
          Distell Group, Ltd.                                                                          317,735            1,470,468
          Distribution & Warehousing Network, Ltd.                                                     246,389              259,894
          Dorbyl, Ltd.                                                                                  38,250               69,785
     *    Durban Roodeport Deep, Ltd.                                                                  478,080              663,045
          Ellerine Holdings, Ltd.                                                                      184,043            1,690,911
          Enviroserv Holdings, Ltd.                                                                    149,193               94,095
          Famous Brands, Ltd.                                                                          108,118              162,859
          Foschini, Ltd.                                                                               168,564            1,180,404
     *    Frontrange, Ltd.                                                                             218,351              189,367
          Gold Reef Casino Resorts, Ltd.                                                               301,526              647,296
          Grindrod, Ltd.                                                                               758,150            1,398,579
          Group Five, Ltd.                                                                             114,316              329,868
          Highveld Steel & Vanadilum Corp., Ltd.                                                       216,434            2,800,780
          Hudaco Industries, Ltd.                                                                       47,774              295,329
          Iliad Africa, Ltd.                                                                           243,344              396,780
          Illovo Sugar, Ltd.                                                                           466,097              769,882
          Investec, Ltd.                                                                                61,734            2,462,848
     *    JCI, Ltd.                                                                                  1,622,051               40,159
     *    Johnic Communications, Ltd.                                                                  159,965            1,161,242
          M Cubed Holdings, Ltd.                                                                       385,000               24,331
          Medi-Clinic Corp., Ltd.                                                                      617,363            1,927,831
     *    Merafe Resources, Ltd.                                                                     2,950,585              287,052
          Metair Investment, Ltd.                                                                        9,938              356,277
     *    Metorex, Ltd.                                                                                441,662              463,597
          Metropolitan Holdings, Ltd.                                                                  926,696            1,502,357
          Mr. Price Group, Ltd.                                                                        390,693              978,241
          Murray & Roberts Holdings, Ltd.                                                              460,997            1,346,678

          Mustek, Ltd.                                                                                  20,612               30,043
          Mvelaphanda Group, Ltd.                                                                      338,273              396,340
          New Clicks Holdings, Ltd.                                                                    620,711              791,001
          New Corpcapital, Ltd.                                                                        241,136                8,582
          Northam Platinum, Ltd.                                                                       397,201            1,095,296
          Nu-World Holdings, Ltd.                                                                       27,237              127,703
          Oceana Group, Ltd.                                                                           167,923              402,926
          Omnia Holdings, Ltd.                                                                          71,926              417,076
     *    Palabora Mining Co., Ltd.                                                                     20,554              133,329
          Peregrine Holdings, Ltd.                                                                     335,422              310,933
          Primedia, Ltd. N Shares                                                                      345,346              720,497
          PSG Group, Ltd.                                                                              187,525              337,431
          Rainbow Chicken, Ltd.                                                                        420,946              552,856
     *    Randgold & Exploration Co., Ltd.                                                              60,670               83,553
          Redefine Income Fund, Ltd.                                                                    34,692               26,842
          Reunert, Ltd.                                                                                278,728            2,190,746
          Santam, Ltd.                                                                                 123,921            1,377,819
          Shoprite Holdings, Ltd.                                                                      676,148            1,765,758
          Spur Corp., Ltd.                                                                             113,881              134,329
     *    Sun International, Ltd.                                                                      138,482            1,603,758
          Super Group, Ltd.                                                                            680,089            1,138,477
     *    Tiger Wheels, Ltd.                                                                            97,401              317,751
          Tongaat-Hulett Group, Ltd.                                                                   217,929            2,535,928
          Tourism Investment Corp., Ltd.                                                             1,286,533              310,816
          Trans Hex Group, Ltd.                                                                        133,914              278,941
          Trencor, Ltd.                                                                                305,298              964,282
          Truworths International, Ltd.                                                                449,776            1,388,919
          UCS Group, Ltd.                                                                              144,872               33,706
          Unitrans, Ltd.                                                                                65,023              371,080
          Value Group, Ltd.                                                                            159,491               60,523
     *    Western Areas, Ltd.                                                                          223,529            1,132,050
          Wilson Bayly Holme-Ovcon, Ltd.                                                                98,272              614,118
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      67,957,698
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Western Areas, Ltd. Rights 12/15/05                                                           66,946              149,174
                                                                                                                 ------------------
TOTAL -- SOUTH AFRICA                                                                                                    68,106,872
                                                                                                                 ------------------
TAIWAN -- (12.3%)
COMMON STOCKS -- (12.3%)
     *    Ability Enterprise Co., Ltd.                                                                 257,788              212,663
     *    Abit Computer Co., Ltd.                                                                      131,260                2,585
     *    Accton Technology Corp.                                                                      582,000              261,666
          Advantech Co., Ltd.                                                                          188,821              481,910
          Altek Corp.                                                                                  157,561              231,585
          Amtran Technology Co., Ltd.                                                                  363,955              119,842
     *    Arima Computer Corp.                                                                       1,013,000              212,741
          Asia Polymer Corp.                                                                            46,936               18,140
          Asia Vital Components Co., Ltd.                                                              167,980               74,503
     *    Askey Computer Co., Ltd.                                                                     435,906              170,723
          Audix Co., Ltd.                                                                               86,679              107,921
          Aurora Corp.                                                                                 195,250               97,154
          Avermedia Technologies, Inc.                                                                 119,718              133,430
          Avision, Inc.                                                                                143,291              113,538
          Bank of Kaohsiung Co., Ltd.                                                                  545,966              295,681
          Basso Industry Corp., Ltd.                                                                   162,052              353,969
     *    Behavior Tech Computer Corp.                                                                 160,000               53,360
          Bes Engineering Corp.                                                                      1,252,572              163,248
     *    Carnival Industrial Corp.                                                                     95,000               14,840
     *    Cathay Real Estate Development Co., Ltd.                                                   2,427,753              744,917
     *    Central Insurance Co., Ltd.                                                                   63,600               17,496
          Central Reinsurance Co., Ltd.                                                                215,667               73,238
          Cheng Loong Corp.                                                                          1,081,330              253,666
          Cheng Shin Rubber Industry Co., Ltd.                                                         249,000              191,434
          Cheng Uei Precision Industry Co., Ltd.                                                       304,852            1,014,589
     *    Chia Hsin Cement Corp.                                                                       756,000              309,595
     *    Chia Hsin Food & Synthetic Fiber Co., Ltd.                                                   153,330               10,396
          Chicony Electronics Co., Ltd.                                                                351,402              320,823
     *    Chien Shing Stainless Steel Co., Ltd.                                                         56,000                6,879
          China Chemical & Pharmaceutical Co.                                                          196,000               65,171
          China Electric Manufacturing Co., Ltd.                                                       229,000               91,435
     *    China General Plastics Corp.                                                                  76,000               19,005
     *    China Hi-Ment Corp.                                                                          161,000              124,406
     *    China Life Insurance Co., Ltd.                                                               852,418              269,551

          China Man-Made Fiber Co., Ltd.                                                             1,677,879              409,635
          China Metal Products Co., Ltd.                                                               124,383               75,595
     *    China Petrochemical Development Corp.                                                      1,637,000              345,923
     *    China Rebar Co., Ltd.                                                                        126,800                8,365
          China Steel Chemical Corp.                                                                   216,283              272,751
          China Synthetic Rubber Corp.                                                                 365,954              133,969
     *    China United Trust & Investment Corp.                                                        138,100               15,235
          Chinese Maritime Transport, Ltd.                                                              84,000               46,058
          Chin-Poon Industrial Co., Ltd.                                                               257,649              138,214
     *    Chou Chin Industrial Co., Ltd.                                                                42,180                    0
          Chroma Ate, Inc.                                                                             281,119              224,495
     *    Chun Yu Works & Co., Ltd.                                                                     69,000               12,880
          Chun Yuan Steel Industrial Co., Ltd.                                                         399,300              175,984
          Chung Hsin Electric & Machinery Co., Ltd.                                                    547,000              333,789
          Chung Hwa Pulp Corp.                                                                         541,594              191,132
          Clevo Co.                                                                                    415,600              120,216
          Collins Co., Ltd.                                                                            251,000               74,114
          Compal Communications, Inc.                                                                   10,000               30,484
     *    Compeq Manufacturing Co., Ltd.                                                             1,172,000              531,425
          Continental Engineering Corp.                                                              1,080,648              396,325
     *    Cosmos Bank Taiwan                                                                         2,495,000              917,703
          CTCI Corp.                                                                                   583,579              243,275
          Der Pao Construction Co., Ltd.                                                                78,000                9,098
          Diamond Flower Electric Instrument Co., Ltd.                                                  67,000               77,413
          D-Link Corp.                                                                                 691,098              791,961
          Edom Technology Co., Ltd.                                                                     14,160                9,125
          Elan Microelectronics Corp.                                                                  305,902              119,549
          Elite Semiconductor Memory Technology, Inc.                                                  124,992              152,333
     *    Elitegroup Computer Systems Co., Ltd.                                                        804,250              549,454
     *    Enlight Corp.                                                                                 53,000               17,806
     *    EnTie Commercial Bank                                                                      2,290,246              798,393
          Epistar Corp.                                                                                130,734              247,411
     *    ET Internet Technology Corp.                                                               1,070,354              272,049
          Eten Information Systems, Ltd.                                                                60,000               35,313
          Eternal Chemical Co., Ltd.                                                                   802,170              511,664
          Everest Textile Co., Ltd.                                                                    117,667               21,280
          Evergreen International Storage & Transport Corp.                                          1,300,000              485,693
          Everlight Chemical Industrial Corp.                                                           65,000               17,041
          Everlight Electronics Co., Ltd.                                                              288,084              520,416
     *    Everspring Industry Co., Ltd.                                                                 52,530                9,032
          Far Eastern Department Stores, Ltd.                                                        1,602,150              906,889
          Far Eastern International Bank                                                             1,851,863              887,769
          Federal Corp.                                                                                177,090               75,908
          Feng Hsin Iron & Steel Co., Ltd.                                                             686,098              469,668
          Feng Tay Enterprise Co., Ltd.                                                                538,225              554,843
     *    FIC Global, Inc.                                                                             142,875               17,503
          First Copper Technology Co., Ltd.                                                             62,000               16,971
          First Hotel                                                                                   95,210               70,001
          Formosa International Hotels Corp.                                                           232,500              377,369
          Formosa Taffeta Co., Ltd.                                                                  2,785,340            1,306,489
          Formosan Rubber Group, Inc.                                                                  426,000              153,435
          Fu Sheng Industrial Co., Ltd.                                                                808,000              890,359
     *    G Shank Enterprise Co., Ltd.                                                                 106,000               75,867
          Giant Manufacture Co., Ltd.                                                                  333,170              606,059
     *    Giga Storage Corp.                                                                            43,859                7,838
          Giga-Byte Technology Co., Ltd.                                                               730,800              659,716
          Globe Union Industrial Corp.                                                                 178,640              136,225
          Gold Circuit Electronics, Ltd.                                                               404,904              198,832
     *    Goldsun Development & Construction Co., Ltd.                                               1,241,840              307,165
     *    Grand Pacific Petrochemical Corp.                                                            503,000              111,324
          Great China Metal Industry Co., Ltd.                                                          63,000               25,332
          Great Taipei Gas Co., Ltd.                                                                   406,000              147,035
          Great Wall Enterprise Co., Ltd.                                                              290,890               87,286
          Greatek Co., Ltd.                                                                            346,505              373,736
          Hey Song Corp.                                                                               266,000               68,192
     *    Ho Tung Holding Corp.                                                                        464,486               97,829
     *    Hocheng Corp.                                                                                 71,000               15,185
          Hong Tai Electric Industrial Co., Ltd.                                                       203,000               61,389
          Hsin Kuang Steel Co., Ltd.                                                                    31,024               13,005
          Hsinchu International Bank                                                                   637,670              312,413
          Hsing Ta Cement Co., Ltd.                                                                    103,000               27,579
          Hua Eng Wire & Cable Co., Ltd.                                                               113,565               17,080
          Hung Poo Construction Corp.                                                                  224,000              122,762
     *    Hung Sheng Construction Co., Ltd.                                                            571,000              340,994
          Ichia Technologies, Inc.                                                                     266,470              206,009
          Infortrend Technology, Inc.                                                                  174,050              277,172
          Johnson Health Tech Co., Ltd.                                                                108,000              426,104

     *    K Laser Technology, Inc.                                                                      20,343                8,969
     *    Kao Hsing Chang Iron & Steel Corp.                                                           101,000               16,882
          Kaulin Manufacturing Co., Ltd.                                                                68,670               58,233
          Kendra Rubber Industrial Co., Ltd.                                                           379,359              171,186
          King Yuan Electronics Co., Ltd.                                                            1,112,648              818,092
     *    Kingdom Construction Co., Ltd.                                                               360,000               85,982
     *    King's Town Construction Co., Ltd.                                                           190,500              141,368
          Kinpo Electronics, Inc.                                                                    1,715,838              703,681
          Knowledge-Yield-Excellence Systems Corp.                                                     172,876              132,580
          Largan Precision Co., Ltd.                                                                    89,250            1,107,156
     *    Lead Data Co., Ltd.                                                                           86,920                8,473
     *    Lealea Enterprise Co., Ltd.                                                                  110,000               11,437
          Lee Chang Yung Chemical Industry Corp.                                                       605,075              396,606
     *    Lelon Co., Ltd.                                                                               29,170               12,463
     *    Leofoo Development Co., Ltd.                                                                 231,000              128,970
     *    Li Peng Enterprise Co., Ltd.                                                                 228,000               40,234
          Li Shin International Enterprise Corp.                                                        27,605               12,545
          Lien Hwa Industrial Corp.                                                                    650,000              210,101
          Lingsen Precision Industries, Ltd.                                                            45,000               13,101
          Long Bon Development Co., Ltd.                                                               341,062              136,587
          Long Chen Paper Co., Ltd.                                                                    368,000               79,768
          Lucky Cement Corp.                                                                            97,000               20,311
     *    Macronix International Co., Ltd.                                                           4,841,000              574,991
     *    Makalot Industrial Co., Ltd.                                                                  89,000              107,370
          Meiloon Co., Ltd.                                                                             56,472               25,530
          Mercuries & Associates, Ltd.                                                                 112,455               24,312
     *    Mercuries Data Co., Ltd.                                                                      53,292               10,913
          Merida Industry Co., Ltd.                                                                     84,800               53,235
          Merry Electronics Co., Ltd.                                                                  143,924              322,656
     *    Microelectronics Technology, Inc.                                                            357,000              106,046
          Micro-Star International Co., Ltd.                                                           800,421              450,387
     *    Min Aik Technology Co., Ltd.                                                                  45,000               68,757
          Mirle Automation Corp.                                                                        77,000               59,040
          Mitac International Corp.                                                                      7,577               10,395
          Mitac Technology Corp.                                                                       270,000              203,007
     *    Mustek Systems, Inc.                                                                          40,708                7,668
     *    Nankang Rubber Tire Co., Ltd.                                                                258,000              248,352
          Nantex Industry Co., Ltd.                                                                    144,000               59,751
          National Petroleum Co., Ltd.                                                                 324,824              233,006
          Nien Hsing Textile Co., Ltd.                                                                 746,000              477,554
          Nien Made Enterprise Co., Ltd.                                                               403,904              479,578
          Optimax Technology Corp.                                                                     552,674              945,027
     *    Opto Tech Corp.                                                                              329,000              104,516
     *    Orient Semiconductor Electronics, Ltd.                                                       226,487               30,542
          Oriental Union Chemical Corp.                                                                966,403              621,366
     *    Pacific Electric Wire & Cable Corp.                                                          726,000               11,264
          Pan Jit International, Inc.                                                                   40,745               17,581
     *    Pan-International Industrial Corp.                                                           468,875              636,195
     *    Phihong Technology Co., Ltd.                                                                 220,884              104,381
          Phoenix Precision Technology Corp.                                                           590,730              937,313
          Phoenixtec Power Co., Ltd.                                                                   494,725              516,930
     *    Picvue Electronics, Ltd.                                                                     181,900                9,843
          Pihsiang Machinery Mfg. Co., Ltd.                                                            199,534              294,083
          Premier Image Technology Corp.                                                               701,586              866,847
     *    Primax Electronics, Ltd.                                                                      61,186               15,452
     *    Prince Housing & Development Corp.                                                           862,646              158,514
     *    Procomp Informatics, Ltd.                                                                     21,675                    0
     *    Prodisc Technology, Inc.                                                                     751,199               98,937
          Radium Life Tech Corp.                                                                        35,640               13,495
          Realtek Semiconductor Corp.                                                                  851,550              952,182
     *    Ritek Corp.                                                                                2,446,000              768,906
     *    Ruentex Development Co., Ltd.                                                                437,000              102,482
     *    Ruentex Industries, Ltd.                                                                     733,000              261,343
     *    Sampo Corp.                                                                                  882,900              122,045
          San Fang Chemical Industry Co., Ltd.                                                          44,770               20,976
          Sanyang Industrial Co., Ltd.                                                                 902,000              318,184
          Sanyo Electric Co., Ltd.                                                                     157,000               75,178
     *    Senao International Co., Ltd.                                                                156,133               81,439
          Sheng Yu Steel Co., Ltd.                                                                     319,980              231,093
          Shihlin Electric & Engineering Corp.                                                         687,000              480,960
     *    Shihlin Paper Corp.                                                                          208,000              138,285
     *    Shinkong Synthetic Fibers Co., Ltd.                                                        1,271,000              224,308
          Shuttle, Inc.                                                                                 36,152               13,243
     *    Silicon Integrated Systems Corp.                                                           1,141,608              829,523
          Sincere Navigation Corp.                                                                     421,391              359,540
     *    Sinkong Spinning Co., Ltd.                                                                    60,000               21,981
          Sintek Photronics Corp.                                                                      910,462              258,128

          Sinyi Realty, Inc.                                                                           157,800              261,563
     *    Solelytex Enterprise Corp.                                                                    72,000               85,610
     *    Solomon Technology Corp.                                                                      90,000               13,212
          Southeast Cement Co., Ltd.                                                                    98,700               17,184
     *    SPI Electronic Co., Ltd.                                                                      78,000               77,980
          Spirox Corp.                                                                                  57,747               51,419
          Springsoft, Inc.                                                                             172,459              277,766
          Standard Chemical & Pharmaceutical Co., Ltd.                                                  83,000               50,971
          Standard Foods Taiwan, Ltd.                                                                  267,000              112,490
          Stark Technology, Inc.                                                                        45,100               18,304
          Sunonwealth Electric Machine Industry Co., Ltd.                                               45,613               16,616
          Sunplus Technology Co., Ltd.                                                                 259,000              260,142
          Sunrex Technology Corp.                                                                      281,033              274,867
     *    Systex Corp., Ltd.                                                                           874,348              227,425
          Ta Chen Stainless Pipe Co., Ltd.                                                             190,000               90,037
     *    Ta Chong Bank, Ltd.                                                                        2,147,212              587,874
     *    Ta Jung Transportation Co., Ltd.                                                             384,000               88,664
          Ta Ya Electric Wire & Cable Co., Ltd.                                                        355,986               83,614
     *    Taichung Commercial Bank                                                                   1,722,000              363,239
          Tainan Business Bank                                                                       1,113,701              346,051
          Tainan Enterprises Co., Ltd.                                                                  91,280              102,731
          Tainan Spinning Co., Ltd.                                                                  1,533,000              319,481
          Taiwan Acceptance Corp.                                                                      220,480              177,041
          Taiwan Fire & Marine Insurance Co., Ltd.                                                     228,602               98,236
          Taiwan Fu Hsing Industrial Co., Ltd.                                                         197,300              209,424
          Taiwan Green Point Enterprises Co., Ltd.                                                     288,162              641,298
          Taiwan Hon Chuan Enterprise Co., Ltd.                                                         20,607               13,172
          Taiwan Kai Yih Industrial Co., Ltd.                                                          106,649               72,430
     *    Taiwan Kolin Co., Ltd.                                                                       362,000               83,631
          Taiwan Life Insurance Co., Ltd                                                               553,063              693,519
          Taiwan Mask Corp.                                                                            282,720              118,585
          Taiwan Navigation Co., Ltd.                                                                  338,411              172,981
     *    Taiwan Paiho Co., Ltd.                                                                       119,000               67,111
          Taiwan Polypropylene Co., Ltd.                                                               248,615              134,777
          Taiwan Secom                                                                                 612,210              882,294
          Taiwan Sogo Shinkong Security Co., Ltd.                                                      366,895              236,218
          Taiwan Styrene Monomer Corp.                                                                 508,680              219,800
     *    Taiwan Tea Corp.                                                                             380,714               64,511
     *    Teco Electric & Machinery Co., Ltd.                                                        2,204,000              599,544
          Tecom, Ltd.                                                                                  206,114               83,703
          Test-Rite International Co., Ltd.                                                            364,406              239,096
          The Ambassador Hotel                                                                         334,000              297,719
     *    The Chinese Bank                                                                           1,136,000              124,286
     *    The Farmers Bank of China                                                                  2,225,887              521,102
          The First Insurance Co., Ltd.                                                                 61,600               21,045
          Ton Yi Industrial Corp.                                                                    1,917,280              358,643
          Tong Yang Industry Co., Ltd.                                                                 543,558              635,480
          Transcend Information, Inc.                                                                  394,342              705,155
          Tsann Kuen Enterprise Co., Ltd.                                                              273,604              415,638
          TSRC Corp.                                                                                   615,000              325,824
          Tung Ho Steel Enterprise Corp.                                                               935,683              500,849
     *    Twinhead International Corp.                                                                  60,504                7,181
          TYC Brother Industrial Co., Ltd.                                                             179,036              117,379
          Tycoons Group Enterprise Co., Ltd.                                                            72,000               10,178
     *    Tyntek Corp.                                                                                  75,000               34,129
     *    Union Bank of Taiwan                                                                       2,503,488              708,519
     *    Union Insurance Co., Ltd.                                                                    106,147               18,861
          Unitech Printed Circuit Board Corp.                                                          255,650               84,866
     *    United Epitaxy Co., Ltd.                                                                     150,550              118,322
          United Integration Service Co., Ltd.                                                         129,323               97,972
     *    Unity Opto Technology Co., Ltd.                                                              106,000              101,400
     *    Universal Cement Corp.                                                                       327,321               98,880
          Universal Scientific Industrial Co., Ltd.                                                    647,414              207,478
          UPC Technology Corp.                                                                         642,295              190,678
          USI Corp.                                                                                    701,000              187,982
     *    Via Technologies, Inc.                                                                     1,550,392              863,746
          Walsin Technology Corp., Ltd.                                                                353,006              195,352
          Wan Hwa Enterprise Co., Ltd.                                                                 145,000               65,593
          Waterland Financial Holdings                                                               2,734,000              903,129
     *    Wei Chuan Food Corp.                                                                         396,000              115,451
          Weltrend Semiconductor, Inc.                                                                  34,529               12,579
          Wintek Corp.                                                                                  60,357               81,470
     *    Wistron Corp.                                                                                778,938              959,824
     *    WPG Holdings Co., Ltd.                                                                       368,841              126,008
          Wus Printed Circuit Co., Ltd.                                                                411,205              127,062
          Ya Hsin Industrial Co., Ltd.                                                                 983,427              937,797
     *    Yageo Corp.                                                                                2,828,000              982,417

          Yeung Cyang Industrial Co., Ltd.                                                              29,016               12,583
          Yieh Phui Enterprise Co., Ltd.                                                             1,279,379              436,971
          Yosun Industrial Corp.                                                                       161,924               84,222
          Yuen Foong Yu Paper Manufacturing Co., Ltd.                                                1,753,380              574,172
          Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                             124,672              136,636
          Yung Shin Pharmaceutical Industrial Co., Ltd.                                                266,300              243,157
          Yung Tay Engineering Co., Ltd.                                                               391,000              245,794
          Zig Sheng Industrial Co., Ltd.                                                                79,378               15,089
          Zinwell Corp.                                                                                110,901               79,829
          Zyxel Communication Corp.                                                                    357,608              646,563
                                                                                                                 ------------------
TOTAL -- TAIWAN                                                                                                          67,173,006
                                                                                                                 ------------------
INDIA -- (9.7%)
COMMON STOCKS -- (9.7%)
          Aban Loyd Chiles Offshore, Ltd.                                                               46,631              518,901
          Adani Exports, Ltd.                                                                          505,334              698,004
     *    Aftek Infosys, Ltd.                                                                           23,770               61,974
          Alembic, Ltd.                                                                                 17,133              109,413
          Alfa Laval (India), Ltd.                                                                      21,871              424,149
          Alok Industries, Ltd.                                                                        145,037              232,864
          Alstom Projects India, Ltd.                                                                  150,147              642,615
     *    Amtek Auto, Ltd.                                                                             156,994              994,431
          Apollo Hospitals Enterprise, Ltd.                                                             94,015              902,716
          Apollo Tyres, Ltd.                                                                            25,691              154,412
          Asahi India Glass, Ltd.                                                                      319,030              625,997
     *    Asian Hotels, Ltd.                                                                             9,600              100,167
     *    Astra Microwave Products, Ltd.                                                                51,200              228,743
          Aurobindo Pharmaceuticals, Ltd.                                                               90,643              744,849
     *    Automotive Axles, Ltd.                                                                         6,921               82,945
          Avaya Globalconnect, Ltd.                                                                      4,054               38,572
     *    Bajaj Hindusthan, Ltd.                                                                       201,437              988,839
     *    Balaji Telefilms, Ltd.                                                                        72,096              209,566
          Ballarpur Industries, Ltd.                                                                   340,543              776,230
          Balmer Lawrie & Co., Ltd.                                                                      7,688               79,257
          Balrampur Chini Mills, Ltd.                                                                  462,940              890,058
     *    Bank of Rajasthan, Ltd.                                                                       45,147               47,180
          Bannari Amman Sugars, Ltd.                                                                     4,742               88,044
          BASF India, Ltd.                                                                              12,911               70,210
     *    Bata India, Ltd.                                                                              38,097              147,678
          Berger Paints India, Ltd.                                                                    379,303              529,331
          Birla Corp., Ltd.                                                                            190,628              946,175
          Blue Star, Ltd.                                                                                8,238               90,221
          BOC India, Ltd.                                                                               35,685              135,574
          Bombay Dyeing & Manufacturing Co., Ltd.                                                       79,721              542,367
          Bongaigaon Refinery & Petrochemicals, Ltd.                                                   262,145              437,950
          Carborundum Universal, Ltd.                                                                  116,630              329,678
     *    Century Enka, Ltd.                                                                            13,119               64,220
          CESC, Ltd.                                                                                   164,998              793,659
          Chambal Fertilizers & Chemicals, Ltd.                                                        850,651              705,983
          Cholamandalam Investment & Finance Co., Ltd.                                                  17,380               60,005
     *    CMC, Ltd.                                                                                      5,205               54,763
          Deepak Fertilizers & Petrochemicals Corp., Ltd.                                               40,595               77,817
          Divi's Laboratories, Ltd.                                                                     25,761              818,395
          E.I.D. - Parry (India), Ltd.                                                                 165,980              685,904
          EIH, Ltd.                                                                                     21,086              235,332
          Electrosteel Casings, Ltd.                                                                     6,106               58,496
     *    Escorts, Ltd.                                                                                 27,945               46,606
     *    Essar Steel, Ltd.                                                                            265,996              240,434
     *    Essel Propack, Ltd.                                                                           16,287              130,939
     *    Eveready Industries (India), Ltd.                                                             25,549               60,186
          Exide Industries, Ltd.                                                                       130,980              620,735
          FDC, Ltd.                                                                                    240,148              258,802
          Federal Bank, Ltd.                                                                            98,733              374,562
          Finolex Cables, Ltd.                                                                          12,479               74,718
          Finolex Industries, Ltd.                                                                     125,538              214,794
          Geodesic Information Systems, Ltd.                                                            59,132              275,602
          GHCL, Ltd.                                                                                    67,728              154,955
          Glaxosmithkline Consumer Healthcare, Ltd.                                                     17,047              194,065
          Godrej Consumer Products, Ltd.                                                                28,623              306,290
          Godrej Industries, Ltd.                                                                       85,830              475,766
          Greaves Cotton, Ltd.                                                                          52,910              319,134
          GTL, Ltd.                                                                                    122,558              296,353
          Gujarat Alkalies & Chemicals, Ltd.                                                            91,169              270,029
          Gujarat Fluorochemicals, Ltd.                                                                 65,663              481,705
     *    Gujarat Gas Co., Ltd.                                                                         10,291              295,330

          Gujarat Narmada Valley Fertilizers Co., Ltd.                                                 206,768              428,689
          Gujarat State Fertilizers & Chemicals, Ltd.                                                   98,313              318,061
          H.E.G., Ltd.                                                                                  19,129               70,502
          Hexaware Technologies, Ltd.                                                                  234,745              515,290
          Hikal, Ltd.                                                                                    6,470               83,123
     *    Himachal Futuristic Communications, Ltd.                                                     379,652              161,850
          Himatsingka Seide, Ltd.                                                                       42,644              132,184
          Hinduja TMT, Ltd.                                                                             72,150              579,311
     *    Hindustan Construction Co., Ltd.                                                             332,270              805,893
     *    Hindustan Motors, Ltd.                                                                        73,823               52,882
          Hindustan Oil Exploration Co., Ltd.                                                           75,445              255,831
     *    Hotel Leelaventure, Ltd.                                                                     167,222              987,631
          I.B.P. Co., Ltd.                                                                              13,488              167,399
          ICI India, Ltd.                                                                               25,619              173,286
     *    Igate Global Solutions, Ltd.                                                                   6,007               29,157
     *    India Cements, Ltd.                                                                          239,743              515,554
          Indo Gulf Fertilisers, Ltd.                                                                   13,000               57,925
          Indo Rama Synthetics (India), Ltd.                                                           136,867              242,189
          IndusInd Bank, Ltd.                                                                          354,821              418,809
     *    Infotech Enterprises, Ltd.                                                                     4,679               44,385
          Ingersoll-Rand (India), Ltd.                                                                  20,782              151,323
          IPCA Laboratories, Ltd.                                                                       34,844              316,180
     *    Ispat Industries, Ltd.                                                                     1,551,556              360,012
          IVRCL Infrastructures & Projects, Ltd.                                                        43,467              712,600
          J.B. Chemicals & Pharmaceuticals, Ltd.                                                        61,646              119,722
          Jammu & Kashmir Bank, Ltd.                                                                    42,263              428,977
          Jindal Poly Films, Ltd.                                                                       18,559              113,438
     *    Jindal Saw, Ltd.                                                                              86,416              699,229
     *    Jindal Stainless, Ltd.                                                                       232,194              561,229
          K.S.B. Pumps, Ltd.                                                                             7,971               66,465
     *    KEC International, Ltd.                                                                       50,258              287,469
          Kesoram Industries, Ltd.                                                                      20,952               72,177
          Kirloskar Oil Engines, Ltd.                                                                  116,170              446,268
          KPIT Cummins Infosystems, Ltd.                                                                 4,902               37,060
          Lakshmi Machine Works, Ltd.                                                                      879              271,814
          LIC Housing Finance, Ltd.                                                                    111,730              493,355
     *    Macmillan India, Ltd.                                                                          5,259               53,092
          Madras Cements, Ltd.                                                                          19,419              655,442
          Maharashtra Seamless, Ltd.                                                                    49,814              503,825
          Mahavir Spinning Mills, Ltd.                                                                  69,940              445,643
          Marico, Ltd.                                                                                 113,047              762,388
          Mastek, Ltd.                                                                                   7,823               87,161
     *    Max India, Ltd.                                                                               58,228              744,755
          McDowell & Co., Ltd.                                                                         111,334            1,093,972
     *    Merck, Ltd.                                                                                    9,597               99,872
          Micro Inks, Ltd.                                                                              26,684              378,469
          Monsanto India, Ltd.                                                                           3,712              144,839
          Motherson Sumi Systems, Ltd.                                                                 444,270              783,691
     *    Mphasis BFL, Ltd.                                                                            214,746              649,486
          MRF, Ltd.                                                                                      1,958              121,506
     *    Mukand, Ltd.                                                                                  33,489               67,401
          Nagarjuna Construction Co., Ltd.                                                             144,639              763,218
     *    Nelco, Ltd.                                                                                   40,558               99,090
          Orchid Chemicals & Pharmaceuticals, Ltd.                                                      75,486              358,809
          Panacea Biotec, Ltd.                                                                         102,192              601,056
          Pantaloon Retail India, Ltd.                                                                   2,578              100,430
     *    Pentamedia Graphics, Ltd.                                                                    295,907               42,128
          Pidilite Industries, Ltd.                                                                    358,477              583,297
          Polaris Software Lab, Ltd.                                                                   146,792              407,775
     *    Prism Cements, Ltd.                                                                          136,611               63,720
          PSL Holdings, Ltd.                                                                             2,457               13,309
          Punjab Tractors, Ltd.                                                                        106,058              504,636
          Radico Khaitan, Ltd.                                                                          29,729              432,413
     *    Rico Auto India, Ltd.                                                                        168,931              342,430
          Rolta India, Ltd.                                                                             65,929              277,110
          Ruchi Soya Industries, Ltd.                                                                    8,771               49,977
          Shree Cement, Ltd.                                                                            39,135              428,406
     *    Shriram Transport Finance Co., Ltd.                                                           20,297               47,364
          SRF, Ltd.                                                                                    118,415              712,760
          Sterling Biotech, Ltd.                                                                       303,184              857,794
          Strides Arcolab, Ltd.                                                                         31,079              197,878
          Subex Systems, Ltd.                                                                            4,618               70,073
          Sundaram Clayton, Ltd.                                                                         2,690               47,326
          Sundram Fastners, Ltd.                                                                       232,579              826,876
          Tata Elxsi, Ltd.                                                                              14,274               62,913
          Tata Infotech, Ltd.                                                                           29,432              465,786
          Thermax, Ltd.                                                                                 53,500            1,102,858

          Titan Industries, Ltd.                                                                        87,438            1,258,779
     *    Torrent Pharmaceuticals, Ltd.                                                                 22,419              313,885
          Tube Investments of India, Ltd.                                                               34,932              351,092
          TVS Motor Co., Ltd.                                                                          233,857              500,219
          Unichem Laboratories, Ltd.                                                                    26,642              141,319
          Unitech, Ltd.                                                                                  3,833               61,395
     *    Usha Martin, Ltd.                                                                             11,485               44,869
          Varun Shipping Co.                                                                             8,600               12,652
     *    Videocon International, Ltd.                                                                  29,510               54,905
          Voltas, Ltd.                                                                                  59,216              714,794
     *    Welspun India, Ltd.                                                                           52,226              129,757
     *    Welspun-Gujarat Stahl Rohren, Ltd.                                                            34,837               68,348
          Wyeth, Ltd.                                                                                   38,457              557,009
                                                                                                                 ------------------
TOTAL -- INDIA                                                                                                           52,951,955
                                                                                                                 ------------------
MALAYSIA -- (7.3%)
COMMON STOCKS -- (7.3%)
     *    A&M Realty Berhad                                                                             32,500               12,779
          ACP Industries Berhad                                                                         34,000                6,075
          Affin Holdings Berhad                                                                      1,335,800              551,498
          Amalgamated Industrial Steel Berhad                                                           11,250                1,489
     *    AMBD Berhad                                                                                   58,000                1,384
          Amway (Malaysia) Holdings Berhad                                                             396,700              687,452
          Ann Joo Resources Berhad                                                                     179,000               53,143
     *    Anson Perdana Berhad                                                                          10,000                  119
     *    Antah Holding Berhad                                                                          23,000                1,461
     *    Aokam Perdana Berhad                                                                              37                    6
          APM Automotive Holdings Berhad                                                               147,300               97,082
     *    Arab Malaysia Corp. Berhad                                                                   558,000              146,959
          Asas Dunia Berhad                                                                             16,000                2,922
     *    Asia Pacific Land Berhad                                                                      70,000                2,872
          Asiatic Development Berhad                                                                 2,458,500            1,386,079
          Avenue Assets Berhad                                                                         621,200              105,269
          Ayer Hitam Planting Syndicate Berhad                                                           6,000                3,379
          Bandar Raya Developments Berhad                                                              922,800              202,468
          Batu Kawan Berhad                                                                            302,400              556,294
     *    Berjaya Capital Berhad                                                                       391,000              100,336
          Berjaya Land Berhad                                                                          620,600              151,125
          Bernas Padiberas Nasional Berhad                                                             813,600              290,725
          Bimb Holdings Berhad                                                                         208,200               68,886
     *    Bintai Kinden Corp. Berhad                                                                    16,000                4,182
          Bolton Properties Berhad                                                                      96,000               19,058
          Boustead Holdings Berhad                                                                   1,662,600              815,396
          Boustead Properties Berhad                                                                   290,500              246,057
          Cahya Mata Sarawak Berhad                                                                    153,000               40,498
          Carlsberg Brewery Malaysia Berhad                                                            943,100            1,298,073
          Cement Industries of Malaysia Berhad                                                          48,800               16,792
          Chemical Co. of Malaysia Berhad                                                              231,800              166,886
          Chin Teck Plantations Berhad                                                                  33,000               43,439
     *    Cosway Corp. Berhad                                                                          113,000               19,778
          Courts Mammoth Berhad                                                                        177,000               53,913
          Cycle & Carriage Bintang Berhad                                                               15,000               10,730
     *    Damansara Realty Berhad                                                                       65,000                1,290
     *    Datuk Keramik Holdings Berhad                                                                 24,000                  286
          Dijaya Corp. Berhad                                                                           96,000               20,074
          Diperdana Corp. Berhad                                                                         4,000                2,329
          Diversified Resources Berhad                                                               2,238,100              811,593
          DNP Holdings Berhad                                                                           34,000                5,490
          Eastern & Oriental Berhad                                                                     72,000               19,034
     *    Econstates Berhad                                                                            280,800               35,676
          Edaran Otomobil Nasional Berhad                                                              529,000              464,870
          Esso Malaysia Berhad                                                                         256,900              169,425
     *    Europlus Berhad                                                                               25,700                1,633
     *    Faber Group Berhad                                                                            16,000                1,590
          Far East Holdings Berhad                                                                      47,400               33,054
     *    FCW Holdings Berhad                                                                           24,000                1,398
     *    Fountain View Development Berhad                                                             808,200               70,595
          Fraser & Neave Holdings Berhad                                                               430,600              666,758
          Globetronics Technology Berhad                                                             1,978,800              154,512
          Glomac Berhad                                                                                 70,200               22,205
          Gold IS Berhad                                                                               163,600               51,964
          Golden Hope Plantations Berhad Series A                                                      784,788              814,285
     *    Golden Plus Holdings Berhad                                                                   16,000                1,779
     *    Gopeng Berhad                                                                                 17,000                2,250
          Guiness Anchor Berhad                                                                      1,021,800            1,446,964
     *    Gula Perak Berhad                                                                            170,975                7,693

          Guthrie Ropel Berhad                                                                          35,900               34,399
          Hap Seng Consolidated Berhad                                                                 752,300              402,236
          Heitech Padu Berhad                                                                           26,000                7,597
     *    HIL Industries Berhad                                                                         56,810                3,383
     *    HLG Capital Berhad                                                                            12,000                2,530
          Hock Seng Lee Berhad                                                                          44,160               29,968
          Hong Leong Industries Berhad                                                                 452,400              383,265
          Hong Leong Properties Berhad                                                                 605,800               99,417
          Hume Industries (Malaysia) Berhad                                                            374,067              427,663
          Hwang-DBS (Malaysia) Berhad                                                                   97,500               32,513
          IGB Corp. Berhad                                                                           2,219,350              670,829
          IJM Plantations Berhad                                                                        37,600               11,346
     *    Insas Berhad                                                                                 226,000               14,058
          Island & Peninsular Berhad                                                                 1,663,540              628,768
     *    Jaks Resources Berhad                                                                          1,000                  157
          Jaya Jusco Stores Berhad                                                                     435,000              621,758
          Jaya Tiasa Holdings Berhad                                                                   283,600              186,949
     *    Johan Holdings Berhad                                                                         30,000                  754
          Johor Port Berhad                                                                            664,900              401,263
          Johore Tenggara Oil Palm Berhad                                                               59,200               18,037
          JT International Berhad                                                                      525,900              564,910
          K & N Kenanga Holdings Berhad                                                                287,300               38,079
          Keck Seng (Malaysia) Berhad                                                                   82,000               44,277
          KFC Holdings (Malaysia) Berhad                                                               482,500              475,905
          Kian Joo Can Factory Berhad                                                                  202,200              160,561
          Kim Hin Industry Berhad                                                                       52,000               19,269
          KPJ Healthcare Berhad                                                                         62,000               25,273
     *    Kretam Holdings Berhad                                                                        15,000                1,568
          Kris Components Berhad                                                                        98,863               88,370
          KSL Holdings Berhad                                                                          186,600               86,020
     *    Kub Malaysia Berhad                                                                          586,500               54,334
          Kulim Malaysia Berhad                                                                        365,350              241,762
     *    Kumpulan Hartanah Selangor Berhad                                                            166,500               10,577
          Kwantas Corp. Berhad                                                                         155,800              157,618
          Ladang Perbadanan-Fima Berhad                                                                 11,000                7,586
     *    Land & General Berhad                                                                        180,000                5,717
          Landmarks Berhad                                                                             635,500              166,529
     *    Leader Universal Holdings Berhad                                                              69,000                5,748
          Leong Hup Holdings Berhad                                                                     46,000               12,663
          Lingkaran Trans Kota Holdings Berhad                                                         932,400              688,259
          Lingui Development Berhad                                                                    712,800              185,532
          Lion Diversified Holdings Berhad                                                           1,057,400              716,502
          Lion Industries Corp. Berhad                                                               1,311,600              214,919
     *    Liqua Health Corp. Berhad                                                                        173                   12
          MAA Holdings Berhad                                                                          239,133              220,271
     *    Magnum 4D Berhad                                                                              80,000               49,550
          Malayan Cement Berhad                                                                      1,453,050              224,996
          Malayawata Steel Berhad                                                                       72,000               27,062
     *    Malaysia Aica Berhad                                                                          48,200               10,649
          Malaysia Building Society Berhad                                                              35,000                5,697
          Malaysia Industrial Development Finance Berhad                                             2,255,000              668,686
          Malaysian Mosaics Berhad                                                                     280,300               91,787
          Malaysian National Reinsurance Berhad                                                        334,400              334,356
          Malaysian Oxygen Berhad                                                                      398,600            1,340,287
     *    Malaysian Resources Corp. Berhad                                                             850,266              117,030
     *    Mancon Berhad                                                                                 12,000                2,763
          Manulife Insurance (M) Berhad                                                                100,800               56,339
          Maruichi Malaysia Steel Tube Berhad                                                           58,600               17,682
          Matsushita Electric Co. (Malaysia) Berhad                                                     94,184              235,441
          MBM Resources Berhad                                                                         102,966               72,272
     *    Media Prima Berhad                                                                            61,533               26,561
          Metro Kajang Holdings Berhad                                                                  58,800               12,187
          Mieco Chipboard Berhad                                                                        69,000               20,455
          MK Land Holdings Berhad                                                                    1,418,800              242,461
          MTD Infraperdana Berhad                                                                    3,304,900            1,023,487
     *    MUI Properties Berhad                                                                         75,200                5,275
     *    Mulpha International Berhad                                                                2,712,250              423,258
     *    Multi-Purpose Holdings Berhad                                                                457,000               91,932
          Mycron Steel Berhad                                                                           14,650                2,928
          Naim Cendera Berhad                                                                          527,300              403,918
     *    Naluri Berhad                                                                                491,000               54,584
     *    Nam Fatt Berhad                                                                                9,000                  926
          Narra Industries Berhad                                                                       16,000                5,602
          NCB Holdings Berhad                                                                        1,147,200              729,052
          New Straits Times Press (Malaysia) Berhad                                                    339,000              237,455
          Nikko Electronics Berhad                                                                      36,600                8,622
          NV Multi Corp. Berhad                                                                        129,500               13,892

     *    NWP Holdings Berhad                                                                          112,000               10,450
          Nylex (Malaysia) Berhad                                                                       41,500                8,019
          OSK Holdings Berhad                                                                        1,179,371              290,316
          OSK Property Holdings Berhad                                                                   3,393                1,097
          Pacific & Orient Berhad                                                                       41,554               19,833
     *    Pacificmas Berhad                                                                              9,500               14,835
     *    Pan Malaysia Cement Works Berhad                                                             192,000               23,886
     *    Pan Malaysian Industries Berhad                                                              818,000                8,661
     *    Pan Pacific Asia Berhad                                                                          600                  286
     *    Panglobal Berhad                                                                              14,000                7,004
          PBA Holdings Berhad                                                                          139,800               53,597
     *    Pernas International Holdings Berhad                                                         603,400               95,828
          Petaling Garden Berhad                                                                       190,600               75,675
          Phileo Allied Berhad                                                                       1,443,400            1,421,241
          PK Resources Berhad                                                                           14,000                1,890
     *    Prime Utilities Berhad                                                                         3,000                  239
     *    Promet Berhad                                                                                 52,000                    0
          Puncak Niaga Holdings Berhad                                                               1,113,600              732,755
          QL Resources Berhad                                                                           76,000               50,693
          QSR Brand Berhad                                                                              32,000               27,274
          Ramatex Berhad                                                                               292,700              225,467
          Ranhill Berhad                                                                             1,419,680              288,055
     *    Ranhill Utilities Berhad                                                                     227,160               81,760
     *    Rashid Hussain Berhad                                                                        182,000               32,276
     *    Rekapacific Berhad                                                                            55,000                    0
          Road Builders (Malaysia) Holdings Berhad                                                     984,600              437,195
          Sapura Telecommunications Berhad                                                              64,846               14,590
          Sarawak Enterprise Corp. Berhad                                                              421,000              133,989
          Scomi Group Berhad                                                                         2,799,200              762,370
          Shangri-La Hotels (Malaysia) Berhad                                                          114,000               38,036
          SHL Consolidated Berhad                                                                       75,000               25,411
     *    Sime Engineering Services Berhad                                                             279,100               59,100
          Sime UEP Properties Berhad                                                                   133,000              143,984
          Southern Acids (Malaysia) Berhad                                                              41,000               19,317
          Southern Steel Berhad                                                                        262,900               69,501
     *    SRI Hartemas Berhad                                                                           65,000                    0
          Subur Tiasa Holdings Berhad                                                                  137,400               96,065
          Sunrise Berhad                                                                               549,620              167,301
          Sunway City Berhad                                                                           645,100              218,562
          Sunway Holdings, Inc. Berhad                                                                 805,000              119,322
          Supermax Corp. Berhad                                                                         26,900               28,492
          Suria Capital Holdings Berhad                                                                186,000               27,324
          Symphony House Berhad                                                                         20,571                1,823
          Ta Ann Holdings Berhad                                                                       396,400              566,585
          TA Enterprise Berhad                                                                       2,638,300              428,453
     *    Talam Corp. Berhad                                                                            12,850                  764
     *    Tamco Corp. Holdings Berhad                                                                   83,000                6,042
          Tan Chong Motor Holdings Berhad                                                            1,993,300              722,822
     *    Tanah Emas Corp. Berhad                                                                       65,000                8,750
          Tasek Corp. Berhad                                                                            87,600               53,340
     *    Time Dotcom Berhad                                                                         1,001,500              126,742
          Top Glove Corp. Berhad                                                                       498,700              733,691
          Tractors Malaysia Holdings Berhad                                                            143,400              131,433
          Tradewinds (Malaysia) Berhad                                                                 290,600              191,973
     *    Trengganu Development & Management Berhad                                                     79,700               16,820
          Tronoh Mines Malaysia Berhad                                                                 610,500              527,342
          UAC Berhad                                                                                    25,000               31,757
          Uchi Technologies Berhad                                                                   1,196,700              981,940
          UDA Holdings Berhad                                                                          459,400              256,573
          UEM World Berhad                                                                           3,342,200              384,822
          Unico-Desa Plantations Berhad                                                                316,000               38,500
          Union Paper Holdings Berhad                                                                   70,000               10,746
          Uniphone Telecommunications Berhad                                                            43,000                4,154
          Unisem (M) Berhad                                                                            715,800              257,734
          United Malacca Rubber Estates Berhad                                                          47,500               49,628
          United Malayan Land Berhad                                                                    13,000                3,149
          United Plantations Berhad                                                                    647,000            1,173,094
     *    Utama Banking Group Berhad                                                                   122,000               19,052
          Wah Seong Corp. Berhad                                                                       709,600              366,785
          Worldwide Holdings Berhad                                                                     52,000               25,050
          WTK Holdings Berhad                                                                          189,600              176,652
          Yeo Hiap Seng (Malaysia) Berhad                                                               47,300               25,726
          Yu Neh Huat Berhad                                                                            97,200               29,330
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      39,880,662
                                                                                                                 ------------------

PREFERRED STOCKS -- (0.0%)
     *    Malayan United Industries Berhad A1 08/03/13                                                 176,957                2,576
     *    Malayan United Industries Berhad A2 08/03/13                                                 176,957                2,108
     *    Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred
          Shares                                                                                         1,840                  107
                                                                                                                 ------------------
TOTAL PREFERRED STOCKS                                                                                                        4,791
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Liqua Health Corp. Berhad Warrants 09/09/08                                                       34                    1
     *    Melewar Industrial Group Berhad Warrants                                                      11,720                  589
     *    Mieco Chipboard Berhad Warrants 04/21/09                                                      23,000                1,826
     *    Pan Pacific Asia Berhad Rights                                                                 3,365                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                         2,416
                                                                                                                 ------------------
TOTAL -- MALAYSIA                                                                                                        39,887,869
                                                                                                                 ------------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
          Consorcio Ara S.A. de C.V.                                                                 1,015,200            4,231,202
     *    Consorcio Hogar S.A. de C.V. Series B                                                        325,000               96,974
          Controladora Comercial Mexicana S.A. de C.V. Series B                                      2,191,700            3,238,659
     *    Corporacion Geo S.A. de C.V. Series B                                                      1,468,700            5,033,396
     *    Corporacion Interamericana de Entramiento S.A. de C.V. Series B                              843,872            1,962,400
          Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                                     1,623                  307
          Corporativo Fragua S.A. de C.V. Series B                                                          31                  135
     *    Desc S.A. de C.V. Series B                                                                   981,833              246,458
          Embotelladora Arca S.A. de C.V., Mexico                                                    1,658,900            3,651,874
     *    Empaques Ponderosa S.A. de C.V. Series B                                                     206,000               17,562
     *    Empresas ICA Sociedad Controladora S.A. de C.V.                                            6,492,650            2,706,040
          Gruma S.A. de C.V. Series B                                                                1,069,600            3,262,396
     *    Grupo Aeroporturio del Sureste S.A. de C.V.                                                  485,600            1,517,931
          Grupo Cementos de Chihuahua S.A. de C.V.                                                     650,000            1,970,257
          Grupo Continental S.A. de C.V.                                                               902,000            1,469,584
          Grupo Corvi S.A. de C.V. Series L                                                            100,000               27,944
          Grupo Elektra S.A. de C.V.                                                                   128,500            1,122,990
          Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                           9,441                5,008
          Grupo Financiero GBM Atlantico S.A. de C.V. Series O                                          23,928               13,146
     *    Grupo Herdez S.A. de C.V.                                                                    107,000               72,215
          Grupo Industrial Maseca S.A. de C.V. Series B                                                510,000              356,522
          Grupo Industrial Saltillo S.A. de C.V.                                                       176,552              183,961
     *    Grupo Iusacell S.A. de C.V.                                                                   61,505              139,824
     *    Grupo Nutrisa S.A. de C.V.                                                                       188                  142
          Grupo Posadas S.A. de C.V. Series L                                                          199,000              183,788
     *    Grupo Qumma S.A. de C.V. Series B                                                            105,334                1,796
     *    Grupo Tribasa S.A. de C.V.                                                                    67,110                    0
          Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)              76,000              251,822
          Industrias Penoles S.A. de C.V.                                                              285,400            1,595,017
     *    Industrias S.A. de C.V. Series B                                                           1,138,148            2,371,815
     *    Jugos del Valle S.A. de C.V. Series B                                                         50,900               91,583
     *    Movilaccess S.A. de C.V. Series B                                                             13,489              111,124
     *    Sanluis Corporacion S.A. de C.V. Series A                                                      3,300                1,313
     *    Sanluis Corporacion S.A. de C.V. Series C & Series B                                           4,642                2,515
     *    Savia S.A. de C.V.                                                                           610,700              120,642
          TV Azteca S.A. de C.V. Series A                                                            2,522,300            1,600,778
          Vitro S.A. de C.V.                                                                           875,900            1,045,405
                                                                                                                 ------------------
TOTAL -- MEXICO                                                                                                          38,704,525
                                                                                                                 ------------------
TURKEY -- (6.1%)
COMMON STOCKS -- (6.1%)
          Adana Cimento Sanayi Ticaret A.S.                                                            646,276              598,870
     *    Ak-Al Tekstil A.S.                                                                             3,056               10,269
          Akcansa Cimento Sanayi ve Ticaret A.S.                                                       309,894            1,767,844
     *    Akenerji Elektrik Uretim A.S.                                                                 80,193              346,605
          Aksa Akrilik Kimya Sanayii A.S.                                                               47,621              439,343
          Aksigorta A.S.                                                                               324,225            2,116,539
     *    Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.                                                9,763               13,411
     *    Aktas Elektrik Ticaret A.S.                                                                      370               40,914
          Alarko Carrier Sanayii ve Ticaret A.S.                                                        14,579              149,989
     *    Alarko Holding A.S.                                                                           26,419            1,013,488
     *    Alcatel Telekomunikasyon Endustri ve Ticaret A.S.                                             24,197              119,474
          Alkim Alkali Kimya A.S.                                                                       27,197              105,359
     *    Alternatifbank A.S.                                                                           97,063              149,333

     *    Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                                          21,960               25,848
     *    Anadolu Anonim Turk Sigorta Sirketi A.S.                                                     184,498              394,787
          Anadolu Cam Sanayii A.S.                                                                     277,157            1,096,557
          Anadolu Hayat Sigorta A.S.                                                                    74,683              185,373
          Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.                                                 15,586              172,156
     *    Ayen Enerji A.S.                                                                             161,469              294,350
          Aygaz A.S.                                                                                    83,805              315,298
          Bagfas Bandirma Gubre Fabrikalari A.S.                                                         3,450              115,088
     *    Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.                                           147,698              197,544
          Bati Anabolu Cimento A.S.                                                                    110,525              594,703
     *    Beko Elektronik A.S.                                                                         234,899              404,410
          Bolu Cimento Sanayii A.S.                                                                    187,058              420,507
          Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                                36,993              300,622
          Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                                             205,147              167,723
     *    Boyner Buyuk Magazacilik A.S.                                                                122,086              312,758
          Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                                           5,857              390,050
          Bursa Cimento Fabrikasi A.S.                                                                  57,680              686,003
     *    Celebi Hava Servisi A.S.                                                                      28,354              384,979
          Cimsa Cimento Sanayi ve Ticaret A.S.                                                         259,130            1,695,086
          Deva Holding A.S.                                                                             64,797              289,793
     *    Dogan Gazetecilik A.S.                                                                       105,300              300,969
          Doktas Dokumculuk Ticaret ve Sanayi A.S.                                                      63,993               87,688
          Eczacibasi Ilac Sanayi ve Ticaret A.S.                                                       294,407            1,042,575
     *    Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                                             116,012              250,926
     *    Ege Plstik Ticaret ve Sanayi A.S.                                                             14,342                8,619
     *    EGE Seramik Sanayi ve Ticaret A.S.                                                            44,835               53,586
          Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.                                        229              149,653
     *    Global Yatirim Holding A.S.                                                                   46,576               53,692
     *    Goldas Kuyumculuk Sanayi A.S.                                                                 88,799               82,542
          Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                                           7,128              167,660
     *    Goodyear Lastikleri T.A.S.                                                                    14,659              141,595
          GSD Holding A.S.                                                                              93,598              122,460
          Gubre Fabrikalari Ticaret A.S.                                                                 8,436               18,248
          Gunes Sigorta A.S.                                                                            68,999              145,050
     *    Hektas Ticaret T.A.S.                                                                         31,846               29,613
          Hurriyet Gazetecilik ve Matbaacilik A.S.                                                     184,673              703,343
          Ihlas Holding A.S.                                                                           485,407              294,916
     *    Isiklar Ambalaj A.S.                                                                           6,417                4,763
     *    Izmir Demir Celik Sanayii A.S.                                                                57,269              130,490
     *    Kardemir Karabuk Demir Sanayi ve Ticaret A.S.                                                220,979              120,847
     *    Karsu Tekstil Sanayii ve Ticaret A.S.                                                         17,040                9,053
          Karton Sanayi ve Ticaret A.S.                                                                  1,698              215,714
     *    Kav Danismanlik Pazarlama ve Ticaret A.S.                                                      4,654               10,789
     *    Kerevitas Gida Sanayii ve Ticaret A.S.                                                         2,532               17,347
          Konya Cimento Sanayii A.S.                                                                     4,921              260,186
          Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.                                    146,305              464,534
     *    Kutahya Porselen Sanayii A.S.                                                                  2,617               66,668
          Mardin Cimento Sanayii ve Ticaret                                                            103,083              567,118
     *    Marshall Boya ve Vernik Sanayii A.S.                                                           6,470              132,486
     *    Medya Holdings A.S.                                                                           15,849               80,618
     *    Menderes Tekstil Sanayi ve Ticaret A.S.                                                      104,549               54,470
     *    Merko Gida Sanayi ve Ticaret A.S.                                                             10,580               10,389
          Migros Turk A.S.                                                                              81,518              790,331
     *    Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.                                13,329               22,421
     *    Mudurnu Tavukculuk A.S.                                                                        1,740                  577
          Multu Aku ve Malzemeleri Sanayi A.S.                                                          32,067               39,965
     *    Nergis Holding A.S.                                                                            1,784                4,866
     *    Net Holding A.S.                                                                              47,826               14,386
     *    Net Turizm Ticaret ve Sanayi A.S.                                                             33,828               27,618
          Nortel Networks Netas Telekomuenikasyon A.S.                                                   8,756              221,289
          Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.                            20,976               46,960
          Otobus Karoseri Sanayi A.S.                                                                   44,321              246,063
          Pinar Sut Mamulleri Sanayii A.S.                                                              35,215              101,287
     *    Raks Elektronik Sanayi ve Ticaret A.S.                                                         2,730                1,590
     *    Sanko Pazarlama Ithalat Ihracat A.S.                                                          48,903              148,916
          Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                                           54,998               85,851
     *    Sasa Dupont Sabanci Polyester Sanayi A.S.                                                    373,182              305,881
     *    Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                                            6,570                6,230
     *    Tansas Perakende Magazacilik Ticaret A.S.                                                    464,813              774,072
     *    Tat Konserve Sanayii A.S.                                                                     63,787              104,893
     *    Tekstil Bankasi A.S.                                                                         141,031              230,579
          Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                                         39,939               59,749
          Tofas Turk Otomobil Fabrikasi A.S.                                                           325,650              684,329
          Trakya Cam Sanayii A.S.                                                                      303,163            1,142,363
          Turk Demir Dokum Fabrikalari A.S.                                                             60,749              400,168
     *    Turk Dis Ticaret Bankasi A.S.                                                                612,806            2,780,743

          Turk Ekonomi Bankasi A.S.                                                                     32,820              488,286
          Turk Pirelli Kablo ve Sistemleri A.S.                                                         39,702               97,300
          Turk Sise ve Cam Fabrikalari A.S.                                                            393,110            1,290,326
          Ulker Gida Sanayi ve Ticaret A.S.                                                            258,103              896,858
          USAS Ucak Servisi A.S.                                                                        71,628              343,435
          Uzel Makina Sanayii A.S.                                                                     156,941              266,155
     *    Vakif Finansal Kiralama A.S.                                                                   5,450               19,390
     *    Vestel Elektronik Sanayi ve Ticaret A.S.                                                      94,186              339,471
          Yunsa Yunlu Sanayi ve Ticaret A.S.                                                            10,027               13,979
          Zorlu Enerji Elektrik Uretim A.S.                                                            100,448              402,981
                                                                                                                 ------------------
TOTAL -- TURKEY                                                                                                          33,512,988
                                                                                                                 ------------------
ISRAEL -- (5.0%)
COMMON STOCKS -- (5.0%)
     *    Afcon Industries                                                                                 159                2,316
          Albad Massuot Yitzhak, Ltd.                                                                   13,957              135,546
          Alony Hetz Properties & Investments, Ltd.                                                     82,840              244,612
     *    Alvarion, Ltd.                                                                               129,169            1,171,822
          American Israeli Paper Mills, Ltd.                                                             6,495              256,963
          Analyst I.M.S.                                                                                 9,114               98,853
     *    AudioCodes, Ltd.                                                                              95,696              989,528
          Azorim Investment Development & Construction Co., Ltd.                                        69,788              650,895
     *    Baran Group, Ltd.                                                                              9,500               85,278
     *    Beit Shemesh Engines Holdings (1997), Ltd.                                                     3,351                8,676
          Blue Square Chain Stores Properties & Investments, Ltd.                                       36,516              332,483
          Blue Square Israel, Ltd.                                                                      94,431            1,000,141
     *    C Mer Industries, Ltd.                                                                        10,065              110,261
     *    Cham Foods (Israel), Ltd.                                                                     14,289               13,061
          CLAL Industries, Ltd.                                                                         12,431               60,790
     *    Compugen, Ltd.                                                                                11,938               32,032
          Dan Vehicle & Transportation                                                                  27,630              122,395
          Danya Cebus, Ltd.                                                                             24,719              129,710
          Delek Automotive Systems, Ltd.                                                               210,993            1,428,971
          Delek Drilling LP, Ltd.                                                                    1,257,523              512,376
     *    Delta Galil Industries, Ltd.                                                                  31,940              207,658
          Direct Insurance - I.D.I. Insurance Co., Ltd.                                                 83,451              230,015
     *    Discount Mortgage Bank, Ltd.                                                                   1,320              152,427
          Elbit Medical Imaging, Ltd.                                                                   56,040              880,511
     *    Electra (Israel), Ltd.                                                                         7,329              539,580
     *    Electra Consumer Products                                                                     41,717              222,512
     *    Electronics Line, Ltd.                                                                         3,169                8,773
          Elron Electronic Industries, Ltd.                                                             64,789              702,147
     *    Feuchtwanger Investments 1984, Ltd.                                                            4,200                   11
     *    First International Bank of Israel, Ltd. Par Value $0.01                                     473,321              931,463
          FMS Enterprises Migun, Ltd.                                                                   18,846              886,187
          Formula Systems (1985), Ltd.                                                                  27,602              285,624
     *    Formula Vision Technologies, Ltd.                                                              1,604                  899
          Frutarom Industries (1995), Ltd.                                                             128,445              917,568
          Gachelet Investment Co., Ltd.                                                                 14,150              152,934
     *    Granite Hacarmel Investments, Ltd.                                                            19,200               21,420
     *    Hamlet (Israel-Canada), Ltd.                                                                  12,751               50,935
     *    Housing & Construction Holding Co., Ltd.                                                     664,947              507,797
          Industrial Building Corp., Ltd.                                                              481,161              657,946
     *    Israel Land Development Co., Ltd.                                                             48,540              147,731
          Israel Petrochemical Enterprises, Ltd.                                                        54,051              443,085
          Israel Salt Industries, Ltd.                                                                  38,139              203,510
          Ituran, Ltd.                                                                                  32,505              465,940
     *    J.O.E.L. Jerusalem Oil Exploration, Ltd.                                                       6,178               44,219
          Knafaim-Arkia Holdings, Ltd.                                                                  21,671              248,423
          Leader Holding & Investments, Ltd.                                                            32,148               55,281
     *    Lipman Electronic Engineering, Ltd.                                                           22,934              510,292
     *    Magal Security Systems, Ltd.                                                                  10,117               88,438
     *    Magic Software Enterprises, Ltd.                                                              35,590               58,232
     *    Matav-Cable Systems Media, Ltd.                                                               69,354              497,954
          Medtechnica, Ltd.                                                                             14,470               64,536
          Mehadrin, Ltd.                                                                                 3,887               71,115
     *    Metalink, Ltd.                                                                                32,556              133,484
     *    Middle East Tube Co., Ltd.                                                                    19,000               20,108
          Miloumor, Ltd.                                                                                12,658               40,562
          Mivtach Shamir Holdings, Ltd.                                                                 13,409              190,853
     *    Naphtha Israel Petroleum Corp.                                                               105,630               19,008
     *    Nice Systems, Ltd.                                                                            28,424            1,266,159
          Nisko Industries (1992), Ltd.                                                                  6,691               36,976
     *    OCIF Investments and Development, Ltd.                                                         2,267               38,795
     *    Orckit Communications, Ltd.                                                                   11,142              218,152

          Ormat Industries, Ltd.                                                                       238,897            1,705,140
          Packer Plada, Ltd.                                                                               844               35,299
          Property and Building Corp., Ltd.                                                              8,596              778,087
     *    RADVision, Ltd.                                                                               36,193              609,132
          Rapac Electronics, Ltd.                                                                        6,000               17,416
     *    Rapac Technologies (2000), Ltd.                                                                6,000               37,515
     *    Retalix, Ltd.                                                                                 39,675              977,442
     *    Scitex Corp., Ltd.                                                                            68,344              393,080
          Shrem Fudim Kelner & Co., Ltd.                                                                31,821               97,399
          Suny Electronic Inc., Ltd.                                                                    76,519              286,028
          Super-Sol, Ltd. Series B                                                                     409,493            1,010,353
          Tadiran Communications, Ltd.                                                                  28,622              845,911
     *    Team Computer & Systems, Ltd.                                                                  1,400               13,633
          Telsys, Ltd. Electronic Engineering                                                            5,300               24,243
     *    Tower Semiconductor, Ltd.                                                                     85,632              145,987
     *    Union Bank of Israel, Ltd.                                                                   114,974              479,579
     *    Urdan Industries, Ltd.                                                                        52,742               31,001
     *    Ytong Industries, Ltd.                                                                        52,500               35,525
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      27,128,739
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                                   16,263               18,534
                                                                                                                 ------------------
TOTAL -- ISRAEL                                                                                                          27,147,273
                                                                                                                 ------------------
THAILAND -- (3.5%)
COMMON STOCKS -- (3.5%)
          A.J. Plast Public Co., Ltd. (Foreign)                                                        166,500               12,272
     *    Adkinson Securities Public Co., Ltd. (Foreign)                                               138,150               30,815
     *    Advance Agro Public Co., Ltd. (Foreign)                                                      809,000              457,018
          Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)                                      142,500              111,854
          Amata Corp. Public Co., Ltd. (Foreign)                                                     2,040,400              687,636
          Asia Plus Securities Public Co., Ltd. (Foreign)                                            3,575,000              358,844
          Asian Property Development Public Co., Ltd. (Foreign)                                      3,828,800              278,492
          Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                                  1,282,233              690,158
          Bangkok Expressway Public Co., Ltd. (Foreign)                                              1,170,400              624,289
          Bangkok Insurance Public Co., Ltd. (Foreign)                                                  65,180              407,721
     *    Bangkok Land Public Co., Ltd. (Foreign)                                                   12,166,170              165,185
     *    Bangkok Rubber Public Co., Ltd. (Foreign)                                                     14,600                  878
          Big C Supercenter Public Co., Ltd. (Foreign)                                                  87,000               64,335
          Bumrungrad Hospital Public Co., Ltd. (Foreign)                                             1,043,800              683,297
          Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)                                 5,498,000              474,552
          Capital Nomura Securities Public Co., Ltd. (Foreign)                                          46,000               47,957
     *    Central Paper Industry Public Co., Ltd. (Foreign)                                             19,800                1,008
          Central Pattana Public Co., Ltd. (Foreign)                                                 3,668,000            1,067,184
          Central Plaza Hotel Public Co., Ltd. (Foreign)                                                79,000               57,940
          Ch. Karnchang Public Co., Ltd. (Foreign)                                                   2,472,700              713,423
          Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)                                        130,000               22,851
     *    Compass East Industry (Thailand) Public Co., Ltd. (Foreign)                                  122,000                5,413
          Dynasty Ceramic Public Co., Ltd. (Foreign)                                                   232,500               93,575
          Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)                1,081,200               96,468
          Erawan Group PCL                                                                             523,680               23,235
          Fancy Wood Industries Public Co., Ltd. (Foreign)                                             260,800               28,834
     *    GFPT Public Co., Ltd. (Foreign)                                                               71,400               24,236
          GMM Grammy Public Co., Ltd. (Foreign)                                                        765,100              217,037
     *    Golden Land Property Development Public Co., Ltd. (Foreign)                                  485,616               78,297
          Hana Microelectronics Public Co., Ltd. (Foreign)                                           1,851,409            1,090,780
          Hermraj Land & Development Public Co., Ltd. (Foreign)                                      6,804,400              130,330
          Home Product Center Public Co., Ltd. (Foreign)                                               417,900               80,551
          ICC International Public Co., Ltd. (Foreign)                                                 204,600              203,385
     *    International Broadcasting Corp. Public Co., Ltd. (Foreign)                                  975,170              608,816
     *    International Engineering Public Co., Ltd. (Foreign)                                          20,000                1,377
     *    ITV Public Co., Ltd. (Foreign)                                                             2,333,700              562,985
     *    Jasmine International Public Co., Ltd. (Foreign)                                           8,436,600               79,774
     *    K.R. Precision Public Co., Ltd. (Foreign)                                                    320,598               34,201
          Kang Yong Electric Public Co., Ltd. (Foreign)                                                  7,200                9,776
          KCE Electronics Public Co., Ltd. (Foreign)                                                   204,000               30,171
     *    Keppel Thai Properties Public Co., Ltd. (Foreign)                                              8,360                  486
          KGI Securities One Public Co., Ltd. (Foreign)                                              2,713,846              135,544
          Krungthai Card Public Co., Ltd. (Foreign)                                                    230,800              110,238
          Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                            32,200               36,010
          Loxley Public Co., Ltd. (Foreign)                                                          2,256,520              105,591
          LPN Development Public Co., Ltd. (Foreign)                                                   415,250               32,620
          Major Cineplex Group Public Co., Ltd. (Foreign)                                            1,083,300              330,939

          MBK Development Public Co., Ltd. (Foreign)                                                   278,800              297,423
          Media of Medias Public Co., Ltd. (Foreign)                                                     9,100                1,041
          MFC Asset Management Public Co., Ltd. (Foreign)                                                5,000                2,728
     *    Millennium Steel Public Co., Ltd. (Foreign)                                                6,061,600              152,844
          MK Real Estate Development Public Co., Ltd. (Foreign)                                        472,260               25,419
          Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                                     17,000              113,759
     *    Nakornthai Strip Mill Public Co., Ltd. (Foreign)                                          13,202,000              156,843
          Nation Multimedia Group Public Co., Ltd. (Foreign)                                           146,259               35,461
          National Finance and Securities Public Co., Ltd. (Foreign)                                 1,530,800              460,224
     *    Natural Park Public Co., Ltd. (Foreign)                                                   12,385,200              159,150
          Noble Development Public Co., Ltd. (Foreign)                                                 260,100               21,693
     *    Pacific Assets Public Co., Ltd. (Foreign)                                                    141,000               15,384
          Padaeng Industry Public Co., Ltd. (Foreign)                                                   73,800               31,134
          Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                                           5,500                3,617
          Phatra Insurance Public Co., Ltd. (Foreign)                                                   10,000               31,277
     *    Picnic Gas & Engineering Public Co., Ltd. (Foreign)                                        1,043,600               13,157
     *    Prasit Patana Public Co., Ltd. (Foreign)                                                     118,800                1,080
          Quality Houses Public Co., Ltd. (Foreign)                                                  8,362,600              233,167
          Regional Container Lines Public Co., Ltd. (Foreign)                                          869,900              537,822
     *    Robinson Department Store Public Co., Ltd. (Foreign)                                          18,525                3,189
          Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                                        350,000              132,380
          Saha-Union Public Co., Ltd. (Foreign)                                                        279,500              105,715
          Samart Corporation Public Co., Ltd. (Foreign)                                              1,146,900              191,868
          Sammakorn Public Co., Ltd. (Foreign)                                                          75,000                4,437
          Sansiri Public Co., Ltd. (Foreign)                                                           780,566               46,934
          Seamico Securities Public Co., Ltd. (Foreign)                                                978,022               96,273
          Serm Suk Public Co., Ltd. (Foreign)                                                           10,000                4,958
     *    Shinawatra Satellite Public Co., Ltd. (Foreign)                                            1,930,500              645,918
          Siam Food Products Public Co., Ltd. (Foreign)                                                  9,000               10,474
          Siam Industrial Credit Public Co., Ltd. (Foreign)                                            352,862               43,204
          Siam Makro Public Co., Ltd. (Foreign)                                                        486,600              790,452
          Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                            1,616,500              435,038
          Sri Trang Agro Industry Public Co., Ltd. (Foreign)                                            79,198               19,202
          Srithai Superware Public Co., Ltd. (Foreign)                                                  16,400                3,340
     *    STP & I Public Co., Ltd. (Foreign)                                                           138,700                6,860
     *    Sun Tech Group Public Co., Ltd. (Foreign)                                                     27,200                1,847
          Supalai Public Co., Ltd. (Foreign)                                                           346,000               17,784
     *    SVI Public Co., Ltd. (Foreign)                                                               122,266               27,124
     *    Tanayong Public Co., Ltd. (Foreign)                                                          378,521                6,328
          Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                        1,493,100              561,112
          Thai Reinsurance Public Co., Ltd. (Foreign)                                                  660,300               79,406
          Thai Rung Union Car Public Co., Ltd. (Foreign)                                               165,000               19,762
          Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)                                  119,800              400,834
          Thai Vegetable Oil Public Co., Ltd. (Foreign)                                                482,600              127,539
          Thai Wacoal Public Co., Ltd. (Foreign)                                                        78,000               62,408
     *    Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                                      361,000               17,418
     *    Tipco Asphalt Public Co., Ltd. (Foreign)                                                     136,590               61,266
          TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)                                            162,382               16,850
          TISCO Finance Public Co., Ltd. (Foreign)                                                     745,900              510,890
     *    TT&T Public Co., Ltd. (Foreign)                                                            6,559,000              445,271
     *    Tuntex (Thailand) Public Co., Ltd. (Foreign)                                                 126,728                5,899
          Tycoons Worldwide Group Public Co., Ltd. (Foreign)                                           804,700              145,351
          United Palm Oil Industry Public Co., Ltd. (Foreign)                                           21,000               16,293
          Vanachai Group Public Co., Ltd. (Foreign)                                                  2,482,066              287,654
          Vinythai Public Co., Ltd. (Foreign)                                                        1,830,834              417,259
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      19,170,138
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Asia Plus Securities Public Co., Ltd. (Foreign) Warrants 12/31/08                            893,750               46,372
     *    Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                                        217,330                    0
     *    Sun Tech Group Public Co., Ltd. (Foreign) Rights                                              27,200                    0
     *    Supalai Public Co., Ltd. (Foreign) Warrants 2008                                             115,333                2,349
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                        48,721
                                                                                                                 ------------------
TOTAL -- THAILAND                                                                                                        19,218,859
                                                                                                                 ------------------
INDONESIA -- (3.2%)
COMMON STOCKS -- (3.2%)
     *    PT Artha Graya Investama Sentral Tbk                                                       4,773,000               40,440
          PT Asahimas Flat Glass Tbk                                                                 1,271,000              404,703
          PT Astra Agro Lestari Tbk                                                                  6,656,000            3,643,754
          PT Astra Graphia Tbk                                                                       4,549,000              124,402
          PT Bank Pan Indonesia Tbk                                                                 11,436,000              426,866
     *    PT Batu Buana Tbk                                                                             77,715                  603

          PT Berlian Laju Tanker Tbk                                                                15,650,200            1,479,110
          PT Bhakti Investama Tbk                                                                    9,031,500              166,494
          PT Branta Mulia Tbk                                                                           66,000                6,551
     *    PT Budi Acid Jaya Tbk                                                                      1,449,000               13,003
     *    PT Charoen Pokphand Indonesia Tbk                                                          3,406,500               98,481
     *    PT Ciputra Surya Tbk                                                                       1,524,000               56,101
          PT Citra Marga Nusaphala Persada Tbk                                                       6,649,500              495,534
          PT Clipan Finance Indonesia Tbk                                                            3,133,000               90,400
          PT Dankos Laboratories Tbk                                                                 6,022,800              700,394
     *    PT Davomas Adabi Tbk                                                                      20,960,000              166,670
     *    PT Dharmala Intiland Tbk                                                                     277,400                5,088
          PT Dynaplast Tbk                                                                           1,038,000              118,823
          PT Enseval Putera Megatrading Tbk                                                          6,380,000              368,551
     *    PT Eterindo Wahanatama Tbk                                                                   397,000                6,534
     *    PT Ever Shine Textile Tbk                                                                  4,029,640               39,191
     *    PT GT Petrochem Industries Tbk                                                             3,769,500              114,033
     *    PT Hero Supermarket Tbk                                                                       33,000               19,915
     *    PT Indal Aluminium Industry Tbk                                                               47,000                  803
     *    PT Indocement Tunggal Prakarsa Tbk                                                           936,500              299,828
          PT Indofood Sukses Makmur Tbk                                                              1,770,500              149,976
          PT Indorama Synthetics Tbk                                                                 2,211,000               97,001
          PT Jaya Real Property Tbk                                                                    393,500               73,465
          PT Kalbe Farma Tbk                                                                        27,324,600            2,420,499
     *    PT Karwell Indonesia Tbk                                                                     138,000                3,407
     *    PT Kawasan Industry Jababeka Tbk                                                          43,401,000              366,452
     *    PT Keramika Indonesia Assosiasi Tbk                                                          100,000                1,746
          PT Komatsu Indonesia Tbk                                                                     860,000              729,177
          PT Lautan Luas Tbk                                                                         1,887,500               89,073
     *    PT Lippo Bank Tbk Series A                                                                 3,418,000              541,455
          PT Lippo Karawaci Tbk                                                                        889,500              149,094
          PT Matahari Putra Prima Tbk                                                                3,217,500              327,010
          PT Mayorah Indah Tbk                                                                       2,473,500              145,573
          PT Metrodata Electronics Tbk                                                               3,981,000               27,623
     *    PT Modern Photo Tbk                                                                           40,000                2,035
     *    PT Mulia Industrindo Tbk                                                                     542,000                7,819
          PT Mustika Ratu Tbk                                                                          723,000               18,386
     *    PT Pakuwon Jati Tbk                                                                           63,000                2,734
     *    PT Panasia Indosyntec Tbk                                                                     79,000                3,270
          PT Panin Insurance Tbk                                                                     7,979,000              198,764
     *    PT Pioneerindo Gourmet International Tbk                                                      29,000                1,157
     *    PT Prasidha Aneka Niaga Tbk                                                                   84,000                  335
          PT Pudjiadi Prestige, Ltd. Tbk                                                                45,500                  828
          PT Ramayana Lestari Sentosa Tbk                                                              584,500               41,785
          PT Rig Tenders Indonesia Tbk                                                               1,780,000              169,566
     *    PT Selamat Semp Tbk                                                                        1,920,000               60,412
     *    PT Semen Cibinong Tbk                                                                        702,000               31,798
          PT Semen Gresik Tbk                                                                           38,000               67,743
     *    PT Sinar Mas Agro Resources & Technology Tbk                                                 438,960               42,754
          PT Summarecon Agung Tbk                                                                    6,332,000              466,489
     *    PT Sunson Textile Manufacturer Tbk                                                           343,000               11,572
     *    PT Suparma Tbk                                                                             2,400,000               48,997
     *    PT Surabaya Agung Industri Pulp & Paper Tbk                                                   64,500                2,574
     *    PT Surya Dumai Industri Tbk                                                                3,298,500              118,450
     *    PT Suryamas Dutamakmur Tbk                                                                   125,000                  499
          PT Tempo Scan Pacific Tbk                                                                    506,000              292,994
     *    PT Texmaco Jaya Tbk                                                                           93,000               27,367
          PT Timah Tbk                                                                               1,701,000              291,126
          PT Trias Sentosa Tbk                                                                       9,198,400              123,659
          PT Trimegah Sec Tbk                                                                        9,961,000              143,324
          PT Tunas Ridean Tbk                                                                        1,987,000              126,533
     *    PT Ultrajaya Milk Industry & Trading Co. Tbk                                                 390,000                9,517
          PT Unggul Indah Corp. Tbk                                                                     48,239               12,270
          PT United Tractors Tbk                                                                     3,474,260            1,244,717
     *    PT Wicaksana Overseas International Tbk                                                       28,560                  335
                                                                                                                 ------------------
TOTAL -- INDONESIA                                                                                                       17,577,632
                                                                                                                 ------------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
     *    Amica Wronki SA                                                                               25,532              146,149
     *    Budimex SA                                                                                    39,076              400,088
     *    Cersanit SA                                                                                  222,170              854,108
     *    Computerland SA                                                                               19,360              494,819
          Debica SA                                                                                     24,894              487,209
     *    Echo Investment SA                                                                            23,155            1,032,526
          Fabryki Mebli Forte SA                                                                        45,975              174,834

     *    Farmacol SA                                                                                   59,730              693,091
     *    Getin Holdings SA                                                                            153,266              232,158
     *    Huta Ferrum SA                                                                                   309                  813
          Impexmetal SA                                                                                 28,519              549,183
     *    IVAX Corp.                                                                                    24,547              705,792
          Kroscienskie Huty Szkla Krosno SA                                                             20,000               45,717
          Lentex SA                                                                                     13,464               57,428
     *    LPP SA                                                                                         1,578              399,758
     *    MNI SA                                                                                        16,774               26,759
     *    Mostostal Export SA                                                                           42,087               18,102
     *    Mostostal Siedlce SA                                                                          36,912              572,371
     *    Mostostal Warszawa SA                                                                         18,600               43,024
     *    Mostostal Zabrze Holding SA                                                                   18,293                7,728
          Netia Holdings SA                                                                            117,106              192,788
     *    Ocean Company SA                                                                               8,530                  308
     *    Optimus SA                                                                                     7,500               15,060
          Orbis SA                                                                                      52,449              502,355
          Polska Grupa Farmaceutyczna SA                                                                35,389              573,615
     *    Polski Koncern Miesny Duda SA                                                                 64,546              179,548
          Prokom Software SA                                                                            32,433            1,231,534
     *    Prosper SA                                                                                    12,770               38,370
     *    Provimi-Rolimpex SA                                                                           32,100              124,836
          Przedsiebiorstwo Farmaceutyczne JELFA SA                                                      20,033              473,752
     *    Raciborska Fabryka Kotlow SA                                                                  51,203              285,550
     *    Softbank SA                                                                                   66,599              704,799
     *    Stalexport SA                                                                                203,776               99,484
     *    Ster-Projekt SA                                                                               95,242              222,542
     *    Vistula SA                                                                                     3,000               33,135
          Zaklad Przetworstwa Hutniczego Stalprodukt SA                                                  8,169              186,708
          Zaklady Metali Lekkich Kety SA                                                                24,047              915,568
          Zaklady Tluszcowe Kruszwica SA                                                                31,565              251,559
                                                                                                                 ------------------
TOTAL -- POLAND                                                                                                          12,973,168
                                                                                                                 ------------------
CHILE -- (2.0%)
COMMON STOCKS -- (2.0%)
          Banmedica SA                                                                                 394,000              316,420
          Cementos Bio-Bio SA                                                                          297,771              757,753
     *    Colbun SA                                                                                  5,904,653              834,136
          Consumidores de Gas de Santiago SA                                                            49,600              236,122
     *    Corpbanca SA                                                                             466,016,129            2,705,464
          Cristalerias de Chile SA                                                                     153,324            1,707,541
     *    Empresas Iansa SA                                                                          9,232,481              955,854
     *    Farmacias Ahumada SA                                                                         110,000              241,606
     *    Madeco Manufacturera de Cobre SA                                                          14,030,890            1,303,305
          Parque Arauco SA                                                                           1,173,440              772,075
          Soquimic Comercial SA                                                                        371,856               93,549
          Vina de Concha y Toro SA                                                                     802,767            1,090,551
          Vina San Pedro SA                                                                          3,890,000               41,930
                                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                                                      11,056,306
                                                                                                                 ------------------
RIGHTS/WARRANTS -- (0.0%)
     *    Vina San Pedro SA Rights 12/11/05                                                            117,720                    0
                                                                                                                 ------------------
TOTAL RIGHTS/WARRANTS                                                                                                             0
                                                                                                                 ------------------
TOTAL -- CHILE                                                                                                            11,056,306
                                                                                                                 ------------------
PHILIPPINES -- (1.3%)
COMMON STOCKS -- (1.3%)
          Alaska Milk Corp.                                                                          1,404,000               90,223
          Bacnotan Consolidated Industries, Inc.                                                       122,234               21,380
     *    Belle Corp.                                                                               20,937,000              424,711
     *    C & P Homes, Inc.                                                                          6,477,000               32,212
     *    Digital Telecommunications (Philippines), Inc.                                            20,973,000              356,102
          EDSA Properties Holdings, Inc.                                                             1,759,970               22,321
     *    EEI Corp.                                                                                  1,108,000               14,505
     *    Fil-Estate Land, Inc.                                                                      3,170,700               25,711
     *    Filinvest Development Corp.                                                                4,664,500              105,673
     *    Filinvest Land, Inc.                                                                      25,798,050              665,727
          Ginebra San Miguel, Inc.                                                                   1,065,200              512,326
     *    Global Equities, Inc.                                                                        886,462                1,057
     *    House of Investments, Inc.                                                                   732,000               13,442
          International Container Terminal Services, Inc.                                            4,593,837              805,192

     *    Ionics, Inc.                                                                                 769,825               15,865
     *    iVantage Corp.                                                                               593,400                6,379
          Keppel Philippines Marine, Inc.                                                              610,000                7,957
     *    Lepanto Consolidated Mining Co. Series B                                                   2,310,000               11,078
     *    Mabuhay Holdings Corp.                                                                       516,000                  955
          Macroasia Corp.                                                                            2,237,500               68,172
     *    Manila Jockey Club, Inc.                                                                     130,622                6,893
     *    Megaworld Properties & Holdings, Inc.                                                     26,212,200              638,806
     *    Metro Pacific Corp.                                                                       45,763,860              295,000
     *    Philex Mining Corp. Series B                                                                 150,000                4,667
     *    Philippine Bank of Communications                                                             14,726               19,767
     *    Philippine National Bank                                                                     929,975              514,533
     *    Philippine National Construction Corp.                                                       173,000                9,769
          Philippine Savings Bank                                                                      317,212              202,626
     *    Prime Orion Philippines, Inc.                                                              2,920,000               10,717
          Republic Glass Holding Corp.                                                                 507,500               15,974
     *    RFM Corp.                                                                                  2,378,934               33,010
          Robinson's Land Corp. Series B                                                             3,402,000              378,696
          Security Bank Corp.                                                                          320,842              198,685
          SM Development Corp.                                                                       4,971,000              130,367
          Soriano (A.) Corp.                                                                         3,430,211              132,741
          Union Bank of the Philippines                                                                 47,500               26,388
     *    United Paragon Mining Corp.                                                                  322,500                1,667
     *    Universal Rightfield Property Holdings, Inc.                                               1,062,000                  551
          Universal Robina Corp.                                                                     3,158,100            1,023,508
     *    Victorias Milling Co., Inc.                                                                  139,680                2,250
     *    Vitarich Corp.                                                                               176,000                  978
                                                                                                                 ------------------
TOTAL -- PHILIPPINES                                                                                                      6,848,581
                                                                                                                 ------------------
HUNGARY -- (1.0%)
COMMON STOCKS -- (1.0%)
     *    Danubius Hotel & Spa RT                                                                       58,038            1,562,498
          Delmagyarorszagi Aramszolgaltato Demasz RT                                                    15,581            1,315,578
     *    Fotex RT                                                                                     749,391            1,151,292
     *    Globus Konzervipari RT                                                                       101,338              164,185
     *    Linamar Hungary Autoipari es G                                                                67,414              475,225
     *    North American Business Industries RT                                                         51,024               22,777
     *    Pannonplast RT                                                                                39,441              324,714
     *    RABA RT                                                                                      143,528              393,695
     *    Synergon Information Systems Ltd., Budapest                                                   30,190               70,571
          Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                              1,100               57,658
                                                                                                                 ------------------
TOTAL -- HUNGARY                                                                                                          5,538,193
                                                                                                                 ------------------
ARGENTINA -- (0.4%)
COMMON STOCKS -- (0.4%)
     *    Alpargatas SA Industrial y Comercial                                                           1,007                1,680
          Banco Macro Bansud SA                                                                         89,000              146,433
     *    Banco Suquia SA                                                                               76,789               12,558
     *    Capex SA Series A                                                                             26,370               42,254
          Celulosa Argentina SA Series B                                                                 6,375                8,509
     *    Central Costanera SA Series B                                                                 50,000               62,277
     *    Central Puerto SA Series B                                                                    61,000               37,889
     *    Cresud SA Comercial Industrial Financiera y Agropecuaria                                     201,401              216,254
          DYCASA SA (Dragados y Construcciones Argentina) Series B                                      23,052               25,894
     *    Ferrum SA de Ceramica y Metalurgica Series B                                                  25,200               29,764
          Fiplasto SA Comercial y Industrial                                                            12,000                4,956
     *    Garovaglio y Zorraquin SA                                                                     14,160                2,058
          Importadora y Exportadora de la Patagonia Series B                                            11,500               67,060
          Introductora de Buenos Aires SA Series A                                                       9,832                5,327
     *    IRSA Inversiones y Representaciones SA                                                       379,635              470,345
     *    Juan Minetti SA                                                                              131,531              148,619
          Ledesma S.A.A.I.                                                                             387,128              230,222
     *    Metrogas SA Series B                                                                          90,000               40,439
     *    Polledo SA Industrial y Constructora y Financiera                                             88,891               18,208
     *    Quimica Estrella SA Series B                                                                  30,460                9,460
     *    Renault Argentina SA                                                                          37,450              202,918
     *    Sol Petroleo SA                                                                               50,662               26,279
          Solvay Indupa S.A.I.C.                                                                       440,500              579,226
                                                                                                                 ------------------
TOTAL -- ARGENTINA                                                                                                        2,388,629
                                                                                                                 ------------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
     *    TTI Team Telecom International, Ltd. ADR                                                       2,940                9,467
                                                                                                                 ------------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                            ------------------
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
    ^  Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $2,534,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $2,483,320) to be repurchased at $2,446,264                                       $            2,446            2,446,000
                                                                                                                 ------------------
TOTAL INVESTMENTS - (100.0%)
(Cost $431,461,063)                                                                                              $      546,384,856
                                                                                                                 ==================

                    See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (93.8%)
Financials -- (30.3%)
           1st Source Corp.                                                                             18,100   $         457,387
           21st Century Insurance Group                                                                 81,200           1,388,520
           A.G. Edwards, Inc.                                                                           48,600           2,141,802
       *   ACE Cash Express, Inc.                                                                        4,600             109,618
           Advanta Corp. Class A                                                                        14,400             441,072
           Advanta Corp. Class B Non-Voting                                                             18,300             592,554
       *   Aether Holdings, Inc.                                                                         8,490              29,545
           Alfa Corp.                                                                                   31,257             544,810
       *   Allegheny Corp.                                                                               2,310             679,579
           Allmerica Financial Corp.                                                                    49,000           1,957,550
           Allstate Corp.                                                                              722,800          40,549,080
           AMBAC Financial Group, Inc.                                                                 114,600           8,788,674
       #   American Capital Strategies, Ltd.                                                            91,223           3,499,314
           American Financial Group, Inc.                                                               92,500           3,436,375
       *   American Independence Corp.                                                                     866               9,387
           American National Insurance Co.                                                              24,200           2,834,788
       *   American Physicians Capital, Inc.                                                             3,500             159,075
       *   AmeriCredit Corp.                                                                            73,000           1,810,400
       *   AmeriServe Financial, Inc.                                                                      800               3,840
           AmerUs Group Co.                                                                             48,800           2,866,024
       #   AmSouth Bancorporation                                                                        2,300              61,157
           AON Corp.                                                                                   274,500           9,994,545
       *   Argonaut Group, Inc.                                                                         13,650             434,070
           Associated Banc-Corp                                                                          1,004              32,911
       #   Assurant, Inc.                                                                              120,200           5,303,224
           Astoria Financial Corp.                                                                       6,500             183,820
           Baldwin & Lyons, Inc. Class B                                                                 5,100             127,857
       *   Bancinsurance Corp.                                                                           1,800               6,750
           Bank of America Corp.                                                                        28,000           1,284,920
           Bank of Hawaii Corp.                                                                         60,500           3,122,405
           BankUnited Financial Corp. Class A                                                           19,300             491,957
           Banner Corp.                                                                                 10,066             317,482
           Bay View Capital Corp.                                                                        3,090              51,819
       #   BB&T Corp.                                                                                      437              18,594
           Bear Stearns Companies, Inc.                                                                129,822          14,408,944
           Berkley (W.R.) Corp.                                                                         35,437           1,652,073
           Beverly Hills Bancorp, Inc.                                                                  13,500             131,895
       #   Brookline Bancorp, Inc.                                                                      56,325             791,929
           Capital One Financial Corp.                                                                     576              47,872
           Cash America International, Inc.                                                             26,400             597,960
           Center Bancorp, Inc.                                                                            600               6,528
       *   Ceres Group, Inc.                                                                             3,106              15,530
           CFS Bancorp, Inc.                                                                             3,123              43,503
           Chemical Financial Corp.                                                                     22,905             740,290

           Chubb Corp.                                                                                 224,000          21,692,160
           Cincinnati Financial Corp.                                                                  198,650           8,845,884
           CIT Group, Inc.                                                                             124,000           6,138,000
           Citigroup, Inc.                                                                              45,069           2,188,100
           Citizens South Banking Corp.                                                                  1,842              22,419
     * #   Citizens, Inc.                                                                                3,700              19,684
           City Holding Co.                                                                              6,500             237,120
           Clark, Inc.                                                                                   6,600              93,258
       *   CNA Financial Corp.                                                                         143,000           4,869,150
       *   CNA Surety Corp.                                                                             17,600             259,952
           Columbia Banking System, Inc.                                                                 6,623             191,074
           Comerica, Inc.                                                                               72,600           4,186,842
           Commerce Bancshares, Inc.                                                                     1,786              92,428
           Commerce Group, Inc.                                                                         31,500           1,828,890
           Commercial Capital Bancorp, Inc.                                                              6,669             111,239
           Commercial Federal Corp.                                                                     33,600           1,157,184
           Community Bank System, Inc.                                                                  25,300             605,429
           Community West Bancshares                                                                       400               5,656
           Compass Bancshares, Inc.                                                                      2,700             130,842
     * #   CompuCredit Corp.                                                                            36,500           1,426,055
           Corus Bankshares, Inc.                                                                       13,400             787,652
           Countrywide Financial Corp.                                                                 688,798          23,977,058
       *   Credit Acceptance Corp.                                                                      35,300             557,740
           Delphi Financial Group, Inc. Class A                                                         32,100           1,520,898
           Delta Financial Corp.                                                                           300               2,397
           Dime Community Bancshares                                                                    19,912             294,897
           Donegal Group, Inc. Class A                                                                  11,777             285,357
       #   Downey Financial Corp.                                                                       28,100           1,818,070
       *   E*TRADE Financial Corp.                                                                     165,300           3,226,656
           EMC Insurance Group, Inc.                                                                       400               7,824
       *   Epoch Holding Corp.                                                                             600               4,050
       #   F.N.B. Corp.                                                                                  5,700             104,481
           FBL Financial Group, Inc. Class A                                                            29,600             927,960
           Fidelity National Financial, Inc.                                                            90,335           3,416,470
           Fidelity National Title Group, Inc.                                                          15,808             360,422
           Financial Federal Corp.                                                                       1,900              76,798
       *   Financial Industries Corp.                                                                    2,444              19,430
           First American Corp.                                                                        109,200           5,137,860
       *   First Bank of Delaware                                                                          550               1,782
       *   First Cash Financial Services, Inc.                                                           2,700              78,300
           First Charter Corp.                                                                           7,900             197,816
           First Citizens BancShares, Inc.                                                               3,900             731,133
           First Commonwealth Financial Corp.                                                           23,600             318,364
           First Community Bancorp                                                                       4,200             217,392
           First Community Bancshares, Inc.                                                              3,000              92,640
           First Indiana Corp.                                                                           8,749             305,778
       *   First Mariner Bancorp, Inc.                                                                     300               5,316
           First Merchants Corp.                                                                        17,541             453,786
       #   First Niagara Financial Group, Inc.                                                         132,480           1,919,635
           First PacTrust Bancorp, Inc.                                                                    600              16,650
           First Place Financial Corp.                                                                  14,603             348,428
           First Republic Bank                                                                          10,200             395,454
           First State Bancorporation                                                                    4,000              98,960
     * #   FirstFed Financial Corp.                                                                      7,800             408,252
           Flagstar Bancorp, Inc.                                                                       45,200             681,164

       *   FPIC Insurance Group, Inc.                                                                    4,700             178,036
           Fremont General Corp.                                                                        79,400           1,858,754
           GB & T Bancshares, Inc.                                                                         500              11,255
           Gold Banc Corporation, Inc.                                                                   3,300              59,730
           Great American Financial Resources, Inc.                                                      2,600              52,338
           Hancock Holding Co.                                                                           1,600              61,568
           Harbor Florida Bancshares, Inc.                                                               4,100             154,406
           Harleysville Group, Inc.                                                                     29,300             800,183
           Hartford Financial Services Group, Inc.                                                     341,000          29,793,170
       #   HCC Insurance Holdings, Inc.                                                                 17,700             540,735
           Heritage Commerce Corp.                                                                         800              17,568
           HMN Financial, Inc.                                                                           3,596             106,402
           Horace Mann Educators Corp.                                                                  43,200             818,208
           Horizon Financial Corp.                                                                       1,900              43,035
           Hudson City Bancorp, Inc.                                                                    30,606             364,517
           Huntington Bancshares, Inc.                                                                   2,000              47,920
           Independence Community Bank Corp.                                                            80,687           3,198,433
           IndyMac Bancorp, Inc.                                                                        33,000           1,263,240
           Infinity Property & Casualty Corp.                                                           21,300             787,035
           Instinet Group, Inc.                                                                         46,400             235,248
           Integra Bank Corp.                                                                           16,500             353,925
           Irwin Financial Corp.                                                                        28,200             637,884
       *   ITLA Capital Corp.                                                                              700              36,715
           Janus Capital Group, Inc.                                                                   273,100           5,235,327
       #   Jefferies Group, Inc.                                                                        22,800           1,003,428
           Jefferson-Pilot Corp.                                                                       126,600           7,032,630
           Jones Lang LaSalle, Inc.                                                                        600              29,988
           JPMorgan Chase & Co.                                                                      1,938,648          74,153,286
     * #   Kennedy-Wilson, Inc.                                                                            900              13,027
           KeyCorp                                                                                     215,100           7,132,716
       *   Knight Capital Group, Inc.                                                                   71,800             726,616
     * #   LaBranche & Co., Inc.                                                                         2,500              26,700
       #   LandAmerica Financial Group, Inc.                                                            20,100           1,301,475
           Lehman Brothers Holdings, Inc.                                                               91,071          11,474,946
           Leucadia National Corp.                                                                     127,900           6,059,902
           Lincoln National Corp.                                                                      194,000          10,084,120
           Loews Corp.                                                                                 235,600          22,754,248
           MAF Bancorp, Inc.                                                                            31,300           1,332,441
           Manulife Financial Corp.                                                                    207,553          11,940,524
       *   Matrix Bancorp, Inc.                                                                            100               1,790
           MBIA, Inc.                                                                                  148,450           9,171,241
           MCG Capital Corp.                                                                            42,900             608,751
       *   Meadowbrook Insurance Group, Inc.                                                             8,700              56,550
           Medallion Financial Corp.                                                                    12,060             120,962
           Mercantile Bankshares Corp.                                                                   2,381             141,455
           Merrill Lynch & Co., Inc.                                                                   358,300          23,798,286
           MetLife, Inc.                                                                               920,300          47,340,232
       *   Metris Companies, Inc.                                                                       20,400             305,796
           MGIC Investment Corp.                                                                       113,300           7,375,830
           Midland Co.                                                                                   2,000              75,600
           National City Corp.                                                                           5,788             196,271
           National Western Life Insurance Co. Class A                                                     900             198,000
           Nationwide Financial Services, Inc.                                                          68,400           2,883,060
       *   Navigators Group, Inc.                                                                        3,300             133,353
           New York Community Bancorp, Inc.                                                            260,600           4,338,990

       *   Newtek Business Services, Inc.                                                                1,500               2,355
           North Fork Bancorporation, Inc.                                                             349,270           9,430,290
           Northwest Bancorp, Inc.                                                                       2,200              48,686
           OceanFirst Financial Corp.                                                                    2,300              55,430
       *   Ocwen Financial Corp.                                                                        39,300             331,692
       #   Odyssey Re Holdings Corp.                                                                    75,500           1,935,820
           Ohio Casualty Corp.                                                                          62,900           1,861,840
           Old Republic International Corp.                                                            203,750           5,419,750
           Omega Financial Corp.                                                                         1,400              41,062
       *   Pacific Mercantile Bancorp                                                                    1,000              17,090
           Partners Trust Financial Group, Inc.                                                         12,727             152,724
       *   Pelican Financial, Inc.                                                                         300               1,638
       *   Penn Treaty American Corp.                                                                    1,425              14,236
           Peoples Bancorp, Inc. OH                                                                      1,000              29,020
           PFF Bancorp, Inc.                                                                            31,500             962,325
       *   Piper Jaffray Companies, Inc.                                                                 3,100             123,194
       *   PMA Capital Corp. Class A                                                                    14,457             128,378
           PMI Group, Inc.                                                                             117,100           4,754,260
       *   Premier Financial Bancorp, Inc.                                                                 400               5,600
           Presidential Life Corp.                                                                      25,258             487,227
           Principal Financial Group, Inc.                                                             357,200          18,099,324
       *   ProAssurance Corp.                                                                           14,675             730,521
           Protective Life Corp.                                                                        81,200           3,587,416
           Provident Financial Holdings, Inc.                                                              675              18,556
           Provident Financial Services, Inc.                                                           74,428           1,338,960
           Prudential Financial, Inc.                                                                  627,100          48,537,540
           Radian Group, Inc.                                                                          123,704           6,996,698
           Regions Financial Corp.                                                                     119,637           4,030,571
           Reinsurance Group of America, Inc.                                                           78,700           3,720,936
       *   Republic First Bancorp, Inc.                                                                    616               7,484
       *   Rewards Network, Inc.                                                                           200               1,152
           RLI Corp.                                                                                    23,500           1,226,700
       *   RTW, Inc.                                                                                     2,300              23,437
           Safeco Corp.                                                                                135,800           7,638,750
           Sanders Morris Harris Group, Inc.                                                             1,100              18,777
       *   SCPIE Holdings, Inc.                                                                            700              14,420
       *   Seabright Insurance Holdings                                                                  1,300              17,472
           Selective Insurance Group, Inc.                                                              27,700           1,550,369
           Simmons First National Corp. Class A                                                         12,323             345,290
           Sound Federal Bancorp, Inc.                                                                   9,836             194,064
           South Financial Group, Inc.                                                                  81,453           2,416,711
           Sovereign Bancorp, Inc.                                                                     393,318           8,597,931
           StanCorp Financial Group, Inc.                                                               29,000           2,988,160
       *   Standard Management Corp.                                                                       100                 185
           State Auto Financial Corp.                                                                   33,000           1,136,190
           Sterling Financial Corp./Spokane                                                             19,188             500,807
           Stewart Information Services Corp.                                                           19,100             965,696
       *   Stifel Financial Corp.                                                                          400              14,976
       *   Stratus Properties, Inc.                                                                        500              10,021
       *   Sun Bancorp, Inc.                                                                             8,215             162,903
           SunTrust Banks, Inc.                                                                        165,000          12,002,100
           Susquehanna Bancshares, Inc.                                                                 13,802             338,425
       *   SVB Financial Group                                                                             880              42,319
           SWS Group, Inc.                                                                              10,800             222,696
           Synergy Financial Group, Inc.                                                                 1,000              12,240

           TD Banknorth, Inc.                                                                          131,970           3,916,870
       *   The Banc Corp.                                                                                4,000              47,280
       #   The Phoenix Companies, Inc.                                                                  88,600           1,204,960
           The St. Joe Corp.                                                                             1,600             106,240
           The St. Paul Travelers Companies, Inc.                                                      771,500          35,897,895
           TierOne Corp.                                                                                16,800             503,496
           Torchmark Corp.                                                                             127,700           6,911,124
       *   Trammell Crow Co.                                                                            27,700             716,322
           Transatlantic Holdings, Inc.                                                                 64,900           4,539,755
       *   Triad Guaranty, Inc.                                                                          5,600             242,816
           UICI                                                                                         45,600           1,624,272
           UMB Financial Corp.                                                                          20,370           1,352,161
           Umpqua Holdings Corp.                                                                        40,200           1,062,084
           UnionBanCal Corp.                                                                               500              34,600
       *   United America Indemnity, Ltd.                                                                3,722              70,532
           United Community Financial Corp.                                                             34,000             400,860
           Unitrin, Inc.                                                                                78,500           3,719,330
           Unity Bancorp, Inc.                                                                           1,620              22,486
       *   Universal American Financial Corp.                                                           46,291             683,255
           UnumProvident Corp.                                                                         367,600           8,087,200
       *   Vesta Insurance Group, Inc.                                                                  16,800              16,800
       #   Wachovia Corp.                                                                              149,432           7,979,669
           Washington Federal, Inc.                                                                     78,145           1,896,579
           Washington Mutual, Inc.                                                                     952,778          39,244,926
           Webster Financial Corp.                                                                      55,400           2,651,444
           Wesbanco, Inc.                                                                               18,359             587,488
           Wesco Financial Corp.                                                                         1,270             455,930
           Westcorp, Inc.                                                                               42,420           2,852,321
       *   WFS Financial, Inc.                                                                           9,100             706,342
           Whitney Holding Corp.                                                                         8,775             257,107
           Willow Grove Bancorp, Inc.                                                                    4,610              72,285
       *   Wilshire Enterprises, Inc.                                                                      600               4,644
           Wintrust Financial Corp.                                                                        500              28,090
       *   World Acceptance Corp.                                                                        1,130              31,120
           Yardville National Bancorp                                                                    2,800              97,748
                                                                                                                 -----------------
Total Financials                                                                                                       794,871,956
                                                                                                                 -----------------
Consumer Discretionary -- (14.4%)
       *   4Kids Entertainment, Inc.                                                                     4,300              70,305
       *   Acme Communications, Inc.                                                                     1,000               4,060
           Action Performance Companies, Inc.                                                           11,200             141,680
       *   Advanced Marketing Services, Inc.                                                             1,000               4,550
       *   Aftermarket Technology Corp.                                                                  7,800             159,900
       *   Alderwoods Group, Inc.                                                                        9,300             139,686
       *   All American Semiconductor, Inc.                                                                800               3,136
     * #   Alloy, Inc.                                                                                   8,300              50,879
           Ambassadors Group, Inc.                                                                       1,200              30,108
       #   American Axle & Manufacturing Holdings, Inc.                                                 49,900           1,060,874
       #   American Greetings Corp. Class A                                                             75,500           1,978,100
     * #   AnnTaylor Stores Corp.                                                                       39,375           1,194,244
       *   Applica, Inc.                                                                                 4,600               5,934
           ArvinMeritor, Inc.                                                                           63,200             840,560
       *   Ashworth, Inc.                                                                                3,300              28,083
       *   Audiovox Corp. Class A                                                                       23,900             331,015
       *   AutoNation, Inc.                                                                            321,100           6,653,192

     * #   Avatar Holdings, Inc.                                                                         1,700              96,577
       *   Aztar Corp.                                                                                  30,900             967,479
       *   Ballantyne of Omaha, Inc.                                                                       300               1,470
       *   Bally Total Fitness Holding Corp.                                                            10,000              70,100
           Bandag, Inc.                                                                                  4,500             192,825
           Bandag, Inc. Class A                                                                          2,600              95,680
           Barnes & Noble, Inc.                                                                         29,700           1,198,098
           Bassett Furniture Industries, Inc.                                                            7,479             134,846
       #   Beazer Homes USA, Inc.                                                                       36,603           2,561,112
           Belo Corp. Class A                                                                          106,600           2,323,880
     * #   Big Lots, Inc.                                                                               71,900             883,651
           Blair Corp.                                                                                   1,752              65,350
       #   Blockbuster, Inc. Class A                                                                    35,672             133,770
       *   Bluegreen Corp.                                                                              10,600             157,622
           Bob Evans Farms, Inc.                                                                        34,200             826,956
       *   Bombay Co., Inc.                                                                             11,800              46,728
           Bon-Ton Stores, Inc.                                                                         12,749             235,474
           Books-A-Million, Inc.                                                                        10,900             103,441
           Borders Group, Inc.                                                                          72,400           1,476,236
           BorgWarner, Inc.                                                                             46,200           2,772,000
           Boyd Gaming Corp.                                                                            42,300           2,046,474
       *   Boyds Collection, Ltd.                                                                        7,200                 630
     * #   Brillian Corp.                                                                                1,375               7,755
           Brown Shoe Company, Inc.                                                                     17,500             719,250
           Brunswick Corp.                                                                              51,400           2,019,506
       *   Buca, Inc.                                                                                      700               4,025
       #   Building Materials Holding Corp.                                                              8,900             732,737
           Burlington Coat Factory Warehouse Corp.                                                      51,900           2,057,316
       *   California Coastal Communities, Inc.                                                          1,200              47,136
           Callaway Golf Co.                                                                            57,200             837,980
       *   Capital Pacific Holdings, Inc.                                                                5,700              59,850
       *   CarMax, Inc.                                                                                  2,029              55,635
       *   Carriage Services, Inc.                                                                       4,700              24,393
       *   Casual Male Retail Group, Inc.                                                                6,369              39,360
           Cato Corp. Class A                                                                              600              12,960
       *   Cavalier Homes, Inc.                                                                          5,800              33,930
       *   Cavco Industries, Inc.                                                                        5,750             225,687
           CBRL Group, Inc.                                                                             60,100           2,223,099
       #   Centex Corp.                                                                                121,000           8,693,850
       *   Champion Enterprises, Inc.                                                                    3,800              54,986
       *   Champps Entertainment, Inc.                                                                   1,703              12,466
       *   Charlotte Russe Holding, Inc.                                                                 4,600              86,020
       *   Charming Shoppes, Inc.                                                                       46,900             551,075
       *   Checkers Drive-In Restaurants, Inc.                                                           3,100              46,810
       *   Chromcraft Revington, Inc.                                                                      700               9,450
           Circuit City Stores, Inc.                                                                   169,700           3,551,821
           Clear Channel Communications, Inc.                                                          251,700           8,195,352
           Coachmen Industries, Inc.                                                                     9,500             115,235
       *   Cobra Electronics Corp.                                                                       1,200              13,020
     * #   Comcast Corp. Class A                                                                       653,350          17,248,440
       *   Comcast Corp. Special Class A Non-Voting                                                    206,543           5,378,380
       *   Concord Camera Corp.                                                                          7,081               8,993
       #   Cooper Tire & Rubber Co.                                                                     52,900             778,159
       *   Cox Radio, Inc.                                                                              18,100             268,061
       *   Crown Media Holdings, Inc.                                                                    4,277              44,481

           CSS Industries, Inc.                                                                          4,150             138,444
       *   Culp, Inc.                                                                                      980               4,910
       *   Cumulus Media, Inc. Class A                                                                  20,600             254,410
           Cutter & Buck, Inc.                                                                           4,624              55,950
           Dana Corp.                                                                                   85,500             595,935
       *   Dave & Busters, Inc.                                                                          3,400              51,374
     * #   Deckers Outdoor Corp.                                                                         1,900              43,757
           Delta Apparel, Inc.                                                                           1,100              16,775
       *   Diedrich Coffee, Inc.                                                                           400               2,048
           Dillards, Inc. Class A                                                                       80,300           1,683,891
       *   Discovery Holding Co. Class A                                                               112,660           1,758,623
           Disney (Walt) Co.                                                                           569,300          14,192,649
       *   Dixie Group, Inc.                                                                            11,100             155,400
     * #   Dominion Homes, Inc.                                                                          3,000              29,850
       #   Dover Motorsports, Inc.                                                                      14,100              90,663
       *   Drew Industries, Inc.                                                                         1,200              36,144
       *   drugstore.com, Inc.                                                                          22,804              70,008
       *   Duckwall-ALCO Stores, Inc.                                                                      700              15,400
       *   Dura Automotive Systems, Inc.                                                                 3,100               7,967
           Eastman Kodak Co.                                                                           221,900           5,318,943
     * #   eCost.com, Inc.                                                                               2,776               3,692
       *   Emerson Radio Corp.                                                                             200                 612
       *   Emmis Communications Corp. Class A                                                           15,600             325,104
       *   Enesco Group, Inc.                                                                            3,500               7,630
       *   Entercom Communications Corp.                                                                18,700             595,595
       *   Entravision Communications Corp.                                                             27,500             205,975
       *   Expedia, Inc.                                                                               118,511           2,937,888
       *   Fairchild Corp. Class A                                                                       5,600              12,880
       *   Famous Dave's of America, Inc.                                                                1,900              20,349
           Federated Department Stores, Inc.                                                           244,902          15,779,036
           Finish Line, Inc. Class A                                                                    22,700             391,802
       *   Finlay Enterprises, Inc.                                                                      4,300              49,235
     * #   Fleetwood Enterprises, Inc.                                                                  38,700             441,567
           Foot Locker, Inc.                                                                            32,000             698,240
           Ford Motor Co.                                                                            1,576,540          12,817,270
           Fortune Brands, Inc.                                                                          2,000             155,920
       *   Franklin Covey Co.                                                                              600               4,068
       #   Furniture Brands International, Inc.                                                         48,700             971,565
       *   GameStop Corp. Class B                                                                        6,593             207,020
           GameTech International, Inc.                                                                  2,200               8,580
       *   Gaylord Entertainment Co.                                                                    27,982           1,210,501
       #   General Motors Corp.                                                                        583,900          12,787,410
           Gentek, Inc.                                                                                    500               8,120
           Genuine Parts Co.                                                                             3,800             168,378
       *   G-III Apparel Group, Ltd.                                                                       500               5,035
     * #   Goodyear Tire & Rubber Co.                                                                    6,400             109,632
           Goody's Family Clothing, Inc.                                                                33,300             311,355
       *   Gottschalks, Inc.                                                                             2,400              19,560
           Gray Television, Inc.                                                                        39,740             354,481
       *   Group 1 Automotive, Inc.                                                                     18,700             577,269
     * #   GSI Commerce, Inc.                                                                            2,500              41,600
       *   Guess, Inc.                                                                                   8,700             294,756
       *   Gymboree Corp.                                                                                9,000             203,040
       *   Ha-Lo Industries, Inc.                                                                       19,500                  14
       #   Hancock Fabrics, Inc.                                                                        11,900              53,550

           Handleman Co.                                                                                25,000             343,250
           Harrahs Entertainment, Inc.                                                                  57,173           3,892,910
       *   Harris Interactive, Inc.                                                                     16,200              64,476
       *   Hartmarx Corp.                                                                               12,900              94,686
           Hasbro, Inc.                                                                                226,200           4,619,004
       *   Hastings Entertainment, Inc.                                                                  3,406              16,758
           Haverty Furniture Co., Inc.                                                                   9,700             124,742
       *   Hayes Lemmerz International, Inc.                                                             4,800              14,592
           Hearst-Argyle Television, Inc.                                                               64,500           1,550,580
           Hilton Hotels Corp.                                                                          42,400             929,408
           Horton (D.R.), Inc.                                                                         110,340           3,910,450
     * #   IAC/InterActiveCorp                                                                         136,711           3,774,591
           IHOP Corp.                                                                                    8,900             425,420
           ILX Resorts, Inc.                                                                             1,300              11,765
       *   Image Entertainment, Inc.                                                                     4,800              18,432
       *   IMPCO Technologies, Inc.                                                                      7,244              37,669
     * #   Infosonics Corp.                                                                                300               3,462
       *   Insight Communications Co., Inc.                                                             15,650             182,166
       *   Insight Enterprises, Inc.                                                                    18,100             377,023
       *   Interface, Inc. Class A                                                                      19,800             164,934
           International Speedway Corp. Class A                                                            800              43,656
       *   Interstate Hotels & Resorts, Inc.                                                             6,600              29,898
       *   J. Jill Group, Inc.                                                                           6,900             126,339
       *   Jack in the Box, Inc.                                                                         1,300              43,680
       *   Jakks Pacific, Inc.                                                                           4,800              97,824
     * #   Jarden Corp.                                                                                  1,050              34,282
       *   Jo-Ann Stores, Inc.                                                                           4,100              52,152
       *   Johnson Outdoors, Inc.                                                                          500               8,100
           Jones Apparel Group, Inc.                                                                   113,700           3,270,012
       *   Jos. A. Bank Clothiers, Inc.                                                                    962              48,110
       *   K2, Inc.                                                                                     18,324             186,172
       #   KB Home                                                                                       2,000             139,540
           Kellwood Co.                                                                                 94,100           2,175,592
       *   Keystone Automotive Industries, Inc.                                                          4,700             131,600
           Kimball International, Inc. Class B                                                          22,182             236,238
           Knight-Ridder, Inc.                                                                             500              30,200
       *   La Quinta Corp.                                                                             103,000           1,128,880
       *   LaCrosse Footwear, Inc.                                                                         400               4,384
       *   Lakes Entertainment, Inc.                                                                     1,600              11,840
       *   Lamar Advertising Co.                                                                            66               3,059
           Landry's Restaurants, Inc.                                                                   25,100             678,955
       *   Laureate Education, Inc.                                                                     10,168             514,196
       *   Lazare Kaplan International, Inc.                                                               900               7,398
       #   La-Z-Boy, Inc.                                                                               47,600             636,412
           Lear Corp.                                                                                   60,400           1,681,536
           Leggett & Platt, Inc.                                                                         1,500              35,220
           Lennar Corp. Class A                                                                         34,400           1,984,192
           Lennar Corp. Class B                                                                          2,140             114,683
       *   Lenox Group, Inc.                                                                             3,800              46,968
           Levitt Corp. Class A                                                                            100               2,163
           Libbey, Inc.                                                                                  2,400              28,488
           Liberty Corp.                                                                                13,600             634,032
       *   Liberty Global, Inc. Class A                                                                 58,641           1,308,281
       *   Liberty Global, Inc. Series C                                                                 1,916              39,795
       *   Liberty Media Corp. Class A                                                               1,337,076          10,268,744

           Limited Brands, Inc.                                                                         41,100             914,475
       *   Lin TV Corp.                                                                                  9,300             121,644
     * #   Linens 'n Things, Inc.                                                                       19,900             509,639
           Lithia Motors, Inc. Class A                                                                  14,900             425,395
       *   Lodgian, Inc.                                                                                 6,600              67,914
           Lone Star Steakhouse & Saloon, Inc.                                                          41,400             959,238
       *   Luby's, Inc.                                                                                  3,300              42,174
           M/I Homes, Inc.                                                                              13,500             590,625
       *   Main Street Restaurant Group, Inc.                                                            1,300               6,396
       *   MarineMax, Inc.                                                                               7,200             189,072
           McRae Industries, Inc. Class A                                                                1,661              21,178
       #   MDC Holdings, Inc.                                                                           20,364           1,387,399
       *   Meade Instruments Corp.                                                                      10,614              28,870
           Media General, Inc. Class A                                                                  21,800           1,105,260
       *   MGM Mirage                                                                                  106,700           4,066,337
           Michaels Stores, Inc.                                                                        61,600           2,303,840
           Modine Manufacturing Co.                                                                     32,600           1,085,254
           Monaco Coach Corp.                                                                           27,800             412,274
           Monro Muffler Brake, Inc.                                                                       900              27,774
       *   Mothers Work, Inc.                                                                              300               3,120
           Movado Group, Inc.                                                                           17,600             324,720
           Movie Gallery, Inc.                                                                          18,200              89,726
     * #   Multimedia Games, Inc.                                                                        4,500              45,810
       *   National RV Holdings, Inc.                                                                    2,500              14,975
       *   Navigant International, Inc.                                                                  5,200              56,810
           News Corp. Class A                                                                          200,424           2,968,279
           Nobel Learning Communities, Inc.                                                                400               3,800
           Nordstrom, Inc.                                                                               3,800             140,144
       *   O'Charleys, Inc.                                                                              6,808              98,784
       *   Office Depot, Inc.                                                                          166,000           4,926,880
           OfficeMax, Inc.                                                                              60,900           1,777,062
     * #   Oneida, Ltd.                                                                                  2,600               2,548
       *   Opinion Research Corp.                                                                        5,200              32,708
           Orleans Homebuilders, Inc.                                                                    2,100              40,866
           Oxford Industries, Inc.                                                                      14,500             818,090
     * #   Palm Harbor Homes, Inc.                                                                       8,800             165,704
       *   Payless ShoeSource, Inc.                                                                     25,000             571,250
       *   PC Mall, Inc.                                                                                 2,900              14,297
     * #   Pegasus Communications Corp.                                                                  2,500               8,875
           Penney (J.C.) Co., Inc.                                                                     235,200          12,340,944
       *   Perry Ellis International, Inc.                                                               2,400              48,312
           PETsMART, Inc.                                                                               77,300           1,841,286
       #   Phillips-Van Heusen Corp.                                                                    24,500             830,305
       *   Phoenix Footwear Group, Inc.                                                                  2,800              16,660
       #   Pier 1 Imports, Inc.                                                                         18,600             236,220
     * #   Pinnacle Entertainment, Inc.                                                                 12,100             289,069
       *   Pomeroy IT Solutions, Inc.                                                                   10,400              83,720
       *   Proliance International, Inc.                                                                14,651              79,994
           Pulte Homes, Inc.                                                                           282,044          11,741,492
     * #   Quaker Fabric Corp.                                                                           8,100              21,708
       *   Radio One, Inc. Class A                                                                       8,900              99,146
       *   Radio One, Inc. Class D                                                                         600               6,636
       *   RC2 Corp.                                                                                     3,900             137,826
       *   RCN Corp.                                                                                     4,200              91,602
       *   Red Lion Hotels Corp.                                                                           300               2,655

       #   Reebok International, Ltd.                                                                   27,200           1,566,176
       *   Regent Communications, Inc.                                                                  32,400             161,676
       *   Rent-Way, Inc.                                                                                9,500              62,225
       *   Restoration Hardware, Inc.                                                                    4,500              26,325
     * #   Retail Ventures, Inc.                                                                         9,200             117,484
       *   Rex Stores Corp.                                                                              4,150              61,793
       *   Riviera Holdings Corp.                                                                          900              12,582
       *   Rockford Corp.                                                                                3,600              11,232
       *   Rocky Shoes & Boots, Inc.                                                                       300               7,179
       *   Rubio's Restaurants, Inc.                                                                     3,300              28,215
           Russ Berrie & Co., Inc.                                                                      16,400             191,224
           Russell Corp.                                                                                28,900             457,487
       *   Ryan's Restaurant Group, Inc.                                                                41,450             492,840
           Ryland Group, Inc.                                                                           22,000           1,573,880
           Saks, Inc.                                                                                  121,850           2,014,180
     * #   Salton, Inc.                                                                                  1,500               3,570
           Sauer-Danfoss, Inc.                                                                           6,000             107,400
       *   Scholastic Corp.                                                                             13,087             435,404
       *   Sears Holdings Corp.                                                                          4,379             503,673
           Service Corp. International                                                                 327,300           2,687,133
     * #   Sharper Image Corp.                                                                           2,600              26,390
           Sherwin-Williams Co.                                                                          3,500             153,440
       *   Shiloh Industries, Inc.                                                                       4,400              58,168
       *   Shoe Carnival, Inc.                                                                           6,700             137,417
       *   ShopKo Stores, Inc.                                                                          16,100             461,748
           Sinclair Broadcast Group, Inc. Class A                                                       10,200              98,124
     * #   Six Flags, Inc.                                                                              35,000             261,100
       *   Skechers U.S.A., Inc. Class A                                                                 4,800              71,808
           Skyline Corp.                                                                                 1,000              38,250
       *   Smith & Wollensky Restaurant Group, Inc.                                                      3,700              21,053
       #   Snap-On, Inc.                                                                                41,800           1,562,066
           Sonic Automotive, Inc.                                                                       27,600             574,080
       *   Source Interlink Companies, Inc.                                                             11,700             128,466
       *   Southern Energy Homes, Inc.                                                                   3,200              19,120
       *   Spanish Broadcasting System, Inc.                                                             9,600              46,272
       *   Sport Chalet, Inc. Class A                                                                      875               7,394
       *   Sport Chalet, Inc. Series B                                                                     125               1,184
           Stage Stores, Inc.                                                                            8,600             257,226
       *   Stamps.com, Inc.                                                                              1,853              43,453
           Standard Motor Products, Inc.                                                                12,600             112,014
           Standard Pacific Corp.                                                                       43,400           1,635,746
           Starwood Hotels & Resorts Worldwide, Inc.                                                   105,800           6,400,900
       *   Steinway Musical Instruments, Inc.                                                            1,600              40,000
           Steven Madden, Ltd.                                                                             734              19,987
           Stewart Enterprises, Inc.                                                                    36,502             186,160
       *   Stoneridge, Inc.                                                                             16,200              98,010
           Stride Rite Corp.                                                                            31,089             427,163
           Sturm Ruger & Co., Inc.                                                                       5,900              41,595
       #   Superior Industries International, Inc.                                                      14,500             330,745
           Syms Corp.                                                                                    4,200              59,346
       *   Systemax, Inc.                                                                                3,300              19,536
       *   Tag-It Pacific, Inc.                                                                            200                 124
     * #   The Children's Place Retail Stores, Inc.                                                        700              34,720
     * #   The Dress Barn, Inc.                                                                         12,200             407,236
           The Marcus Corp.                                                                             19,400             470,644

     * #   The Men's Wearhouse, Inc.                                                                     6,600             193,380
           The Pep Boys - Manny, Moe & Jack                                                             62,500             896,875
     * #   The Sports Authority, Inc.                                                                   11,803             371,440
           Time Warner, Inc.                                                                         2,261,700          40,665,366
       *   Toll Brothers, Inc.                                                                           1,300              44,720
           Traffix, Inc.                                                                                18,100              98,826
       *   Trans World Entertainment Corp.                                                              40,000             261,200
       #   Triarc Companies, Inc. Class A                                                                5,700              93,195
           Tribune Co.                                                                                 227,412           7,270,362
       *   Tweeter Home Entertainment Group, Inc.                                                        2,200              12,364
       *   Unifi, Inc.                                                                                   6,000              17,220
           Unifirst Corp.                                                                                7,700             237,930
           United Auto Group, Inc.                                                                      51,000           1,816,620
       *   United Retail Group, Inc.                                                                     1,300              13,403
       *   Univision Communications, Inc. Class A                                                       93,630           2,830,435
     * #   Vail Resorts, Inc.                                                                           10,900             406,134
       *   ValueVision Media, Inc. Class A                                                               6,700              74,370
           Viacom, Inc. Class A                                                                          2,700              90,396
           Viacom, Inc. Class B                                                                      1,100,846          36,768,256
           Visteon Corp.                                                                                28,800             194,688
       *   Warnaco Group, Inc.                                                                          16,200             398,034
     * #   WCI Communities, Inc.                                                                        15,700             403,176
       *   West Marine, Inc.                                                                             8,000             106,240
     * #   Whitehall Jewelers, Inc.                                                                      2,327               2,502
       *   Wickes, Inc.                                                                                    400                   1
     * #   William Lyon Homes, Inc.                                                                      4,700             521,700
       *   WMS Industries, Inc.                                                                          4,400             109,252
     * #   XM Satellite Radio Holdings, Inc.                                                             8,400             245,784
       *   Zapata Corp.                                                                                  1,600               9,760
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           379,047,505
                                                                                                                 -----------------
Energy -- (11.8%)
           Amerada Hess Corp.                                                                           91,500          11,210,580
           Anadarko Petroleum Corp.                                                                    298,334          27,032,044
           Apache Corp.                                                                                247,246          16,140,219
       #   Arch Coal, Inc.                                                                              18,995           1,463,375
       *   Atlas America, Inc.                                                                           1,199              67,791
     * #   ATP Oil & Gas Corp.                                                                           1,400              50,554
       *   Brigham Exploration Co.                                                                       1,100              13,464
           Burlington Resources, Inc.                                                                  321,400          23,221,150
           Cabot Oil & Gas Corp.                                                                        25,650           1,082,686
       *   Callon Petroleum Co.                                                                         10,900             192,930
       *   Carrizo Oil & Gas, Inc.                                                                         100               2,533
           Castle Energy Corp.                                                                           4,900              90,797
       #   Chesapeake Energy Corp.                                                                     216,700           6,273,465
       *   Cimarex Energy Co.                                                                           46,400           1,805,424
       *   Clayton Williams Energy, Inc.                                                                 5,600             213,192
       *   Comstock Resources, Inc.                                                                     13,300             407,911
           ConocoPhillips                                                                            1,407,288          85,154,997
       *   Dawson Geophysical Co.                                                                          400              12,304
       #   Devon Energy Corp.                                                                          163,800           9,860,760
       #   Diamond Offshore Drilling, Inc.                                                              77,900           4,872,645
       *   Dril-Quip, Inc.                                                                                 900              45,900
       *   Edge Petroleum Corp.                                                                          4,300             105,178
       *   Energy Partners, Ltd.                                                                         9,800             226,772

           ENSCO International, Inc.                                                                    85,046           4,027,779
           EOG Resources, Inc.                                                                         107,900           7,741,825
     * #   Forest Oil Corp.                                                                             46,950           2,103,829
       *   Giant Industries, Inc.                                                                        3,400             182,410
       *   Grey Wolf, Inc.                                                                               5,400              40,554
           Gulf Island Fabrication, Inc.                                                                 2,900              72,065
       *   Gulfmark Offshore, Inc.                                                                       7,500             250,350
       *   Hanover Compressor Co.                                                                       19,500             263,640
       *   Harvest Natural Resources, Inc.                                                               8,700              79,866
           Helmerich & Payne, Inc.                                                                      40,300           2,338,206
       *   Houston Exploration Co.                                                                      14,200             776,172
     * #   Input/Output, Inc.                                                                           25,800             191,952
           Kerr-McGee Corp.                                                                            135,989          11,756,249
       *   Key Energy Group, Inc.                                                                       50,600             713,080
       *   Lone Star Technologies, Inc.                                                                  5,900             289,100
           Marathon Oil Corp.                                                                          306,495          18,172,089
           MarkWest Hydrocarbon, Inc.                                                                      726              15,899
           Massey Energy Co.                                                                            34,600           1,313,070
     * #   Matrix Service Co.                                                                            4,000              37,240
     * #   Maverick Tube Corp.                                                                          13,900             528,895
       *   Meridian Resource Corp.                                                                      20,900              86,108
       *   NATCO Group, Inc. Class A                                                                     2,600              60,320
       *   National-Oilwell, Inc.                                                                        3,579             216,959
     * #   Newfield Exploration Co.                                                                     50,780           2,349,083
       *   Newpark Resources, Inc.                                                                      23,000             168,590
           Noble Energy, Inc.                                                                           72,200           2,698,114
           Occidental Petroleum Corp.                                                                   14,400           1,141,920
       *   Offshore Logistics, Inc.                                                                     15,100             462,815
       *   Oil States International, Inc.                                                               17,600             599,456
           Overseas Shipholding Group, Inc.                                                             41,500           2,114,840
       *   Parallel Petroleum Corp.                                                                      3,900              63,999
       *   Parker Drilling Co.                                                                           5,700              54,321
           Peabody Energy Corp.                                                                         69,800           5,504,428
           Penn Virginia Corp.                                                                           2,400             143,184
       *   Petrocorp, Inc. Escrow Shares                                                                   900                  54
       *   Petrohawk Energy Corp.                                                                        3,362              44,748
       *   Petroleum Development Corp.                                                                   1,600              54,000
           Pioneer Natural Resources Co.                                                                98,600           5,021,698
       *   Plains Exploration & Production Co.                                                          20,710             878,104
           Pogo Producing Co.                                                                           74,900           3,670,100
     * #   Pride International, Inc.                                                                    60,000           1,787,400
           Range Resources Corp.                                                                        19,100             711,284
           Resource America, Inc.                                                                       19,100             319,734
           Rowan Companies, Inc.                                                                        66,200           2,375,256
     * #   SEACOR Holdings, Inc.                                                                        14,608             983,849
       *   Southwestern Energy Co.                                                                       1,400              47,698
       *   Spinnaker Exploration Co.                                                                    12,200             796,294
     * #   Stone Energy Corp.                                                                           12,800             568,320
           Sunoco, Inc.                                                                                 57,800           4,462,160
       *   Swift Energy Corp.                                                                           25,900           1,196,321
           Tesoro Petroleum Corp.                                                                       30,900           1,701,663
       *   TETRA Technologies, Inc.                                                                      2,806              82,216
           Tidewater, Inc.                                                                              60,900           2,752,680
       *   TransMontaigne, Inc.                                                                         16,600             103,584
       *   Unit Corp.                                                                                   15,100             817,816

       *   Universal Compression Holdings, Inc.                                                         15,100             609,738
           USEC, Inc.                                                                                   69,900             768,900
           Valero Energy Corp.                                                                         216,400          20,817,680
       *   Veritas DGC, Inc.                                                                             3,600             117,720
           Vintage Petroleum, Inc.                                                                      62,800           3,289,464
       *   Whiting Petroleum Corp.                                                                       4,666             193,406
                                                                                                                 -----------------
Total Energy                                                                                                           310,276,965
                                                                                                                 -----------------
Industrials -- (10.1%)
       *   AAR Corp.                                                                                    12,500             261,750
           Abrams Industries, Inc.                                                                         600               2,676
       *   ABX Air, Inc.                                                                                 4,981              37,357
           Aceto Corp.                                                                                   2,900              17,400
       *   Active Power, Inc.                                                                           10,200              35,598
           Administaff, Inc.                                                                             1,200              54,060
     * #   AGCO Corp.                                                                                   47,700             807,561
       *   AirNet Systems, Inc.                                                                          1,000               4,080
           Alamo Group, Inc.                                                                             3,000              63,300
       *   Alaska Air Group, Inc.                                                                       15,600             548,496
           Albany International Corp. Class A                                                           17,000             648,210
           Alexander & Baldwin, Inc.                                                                    51,800           2,591,036
       *   Allied Holdings, Inc.                                                                         1,000                 250
       *   Allied Waste Industries, Inc.                                                               151,100           1,270,751
           Ambassadors International, Inc.                                                               3,900              57,796
           American Power Conversion Corp.                                                               1,300              29,133
     * #   American Superconductor Corp.                                                                 3,800              30,970
           Ameron International Corp.                                                                    7,300             328,135
     * #   AMR Corp.                                                                                     3,600              60,804
           Amrep Corp.                                                                                     500              13,205
           Apogee Enterprises, Inc.                                                                      8,500             131,495
           Applied Industrial Technologies, Inc.                                                        31,550           1,008,022
           Applied Signal Technologies, Inc.                                                             2,300              41,331
           Arkansas Best Corp.                                                                          22,000             907,280
       *   Armor Holdings, Inc.                                                                          8,200             359,898
       *   Artesyn Technologies, Inc.                                                                   30,400             303,392
       *   Astec Industries, Inc.                                                                        3,511              98,413
     * #   AstroPower, Inc.                                                                              2,200                   2
       *   Aviall, Inc.                                                                                  5,100             156,570
       *   AZZ, Inc.                                                                                     3,500              67,760
           Banta Corp.                                                                                  12,600             636,300
           Barnes Group, Inc.                                                                            7,500             258,525
           Bowne & Co., Inc.                                                                            32,500             480,675
           Burlington Northern Santa Fe Corp.                                                          311,900          20,641,542
           C&D Technologies, Inc.                                                                       23,100             170,940
           Cascade Corp.                                                                                 3,500             179,060
       *   Casella Waste Systems, Inc. Class A                                                           6,400              78,336
       *   Catalytica Energy Systems, Inc.                                                               1,000               1,070
       *   CBIZ, Inc.                                                                                   42,800             267,928
           CDI Corp.                                                                                    15,700             443,368
       *   Celadon Group, Inc.                                                                           2,000              55,420
           Cendant Corp.                                                                             1,150,391          20,442,448
           Central Parking Corp.                                                                        34,200             478,458
       *   Cenveo, Inc.                                                                                 11,500             148,465
     * #   Ceradyne, Inc.                                                                                1,250              58,862
       *   Channell Commercial Corp.                                                                       700               3,675

           CIRCOR International, Inc.                                                                   15,450             402,472
       *   Clean Harbors, Inc.                                                                           1,300              37,518
           Comfort Systems USA, Inc.                                                                    15,500             145,545
       *   Compudyne Corp.                                                                                 200               1,182
       *   Consolidated Graphics, Inc.                                                                   5,700             291,783
       *   Continental Airlines, Inc.                                                                   15,900             247,563
       *   Cornell Companies, Inc.                                                                       3,700              52,429
       *   Corrections Corporation of America                                                           13,700             608,691
       *   Covenant Transport, Inc. Class A                                                              9,750             113,392
       *   Cross (A.T.) Co. Class A                                                                        800               3,200
           CSX Corp.                                                                                   260,300          12,660,992
           Cubic Corp.                                                                                  31,500             557,235
           Curtiss-Wright Corp.                                                                          1,172              68,679
           Deere & Co.                                                                                   2,300             159,505
       *   Distributed Energy Systems Corp.                                                              1,900              17,613
       *   Dollar Thrifty Automotive Group, Inc.                                                        22,900             858,750
           Donnelley (R.R.) & Sons Co.                                                                  10,300             352,260
       *   Ducommun, Inc.                                                                                2,400              49,176
           Eaton Corp.                                                                                   3,100             197,532
       *   EGL, Inc.                                                                                     5,400             200,556
       *   Electro Rent Corp.                                                                            9,200             128,616
       *   EMCOR Group, Inc.                                                                             5,800             410,350
       *   Encore Wire Corp.                                                                             7,550             179,765
       *   EnerSys                                                                                         300               4,338
       *   EnPro Industries, Inc.                                                                       10,400             300,040
     * #   ESCO Technologies, Inc.                                                                         800              34,400
       *   Esterline Technologies Corp.                                                                 11,400             468,654
       *   Exponent, Inc.                                                                                  500              13,675
           Federal Signal Corp.                                                                         43,100             704,254
           FedEx Corp.                                                                                   4,782             466,819
       *   First Consulting Group, Inc.                                                                  1,200               7,020
       *   Flanders Corp.                                                                                1,600              16,224
           Florida East Coast Industries, Inc.                                                           9,300             411,618
       *   Flowserve Corp.                                                                              35,500           1,326,280
       *   Foster (L.B.) Co. Class A                                                                       700               9,730
       *   Frontier Airlines, Inc.                                                                      15,400             125,664
       *   Frozen Food Express Industries, Inc.                                                          4,300              49,708
     * #   FuelCell Energy, Inc.                                                                        16,172             136,330
           G & K Services, Inc. Class A                                                                 21,243             814,457
       *   Gardner Denver Machinery, Inc.                                                                2,255             110,044
           GATX Corp.                                                                                   56,897           2,141,603
       *   Gehl Co.                                                                                      1,650              42,537
           Gencorp, Inc.                                                                                20,000             365,200
       *   Genesee & Wyoming, Inc.                                                                       4,700             158,014
       *   Genlyte Group, Inc.                                                                          10,900             574,430
       *   Global Payment Technologies, Inc.                                                               400               1,076
       *   GP Strategies Corp.                                                                           8,200              58,630
           Granite Construction, Inc.                                                                   15,300             567,783
       *   Griffon Corp.                                                                                23,170             564,421
       *   Hawk Corp.                                                                                      600               8,304
           Healthcare Services Group, Inc.                                                                 900              19,125
           Heico Corp.                                                                                   9,800             223,734
           Heico Corp. Class A                                                                           4,770              86,099
       *   Heidrick & Struggles International, Inc.                                                      6,200             204,910
       *   Herley Industries, Inc.                                                                       5,500              90,585

     * #   Hexcel Corp.                                                                                  2,200              36,586
       *   Hub Group, Inc. Class A                                                                       1,000              40,550
       *   Hudson Highland Group, Inc.                                                                   3,880              97,970
           Hughes Supply, Inc.                                                                          69,700           2,700,178
           Hunt (J.B.) Transport Services, Inc.                                                        100,000           2,239,000
       *   Huttig Building Products, Inc.                                                                4,100              35,547
           IDEX Corp.                                                                                   12,750             562,785
           IKON Office Solutions, Inc.                                                                 146,600           1,474,796
       *   Industrial Distribution Group, Inc.                                                           1,300               9,581
       *   Infrasource Services, Inc.                                                                    3,000              35,190
       *   Innotrac Corp.                                                                                  200               1,330
       *   Innovative Solutions & Support, Inc.                                                          1,200              17,700
       *   Insituform Technologies, Inc. Class A                                                         9,500             188,765
     * #   Integrated Electrical Services, Inc.                                                          3,400               1,870
           Interpool, Inc.                                                                              14,800             276,168
       *   Jacuzzi Brands, Inc.                                                                         15,200             122,664
       #   JLG Industries, Inc.                                                                         37,300           1,697,150
       #   Joy Global, Inc.                                                                              7,500             396,675
       *   Kadant, Inc.                                                                                  5,657             103,014
           Kaman Corp. Class A                                                                          17,792             341,784
     * #   Kansas City Southern                                                                         47,000           1,173,590
           Kelly Services, Inc. Class A                                                                 34,004             945,311
           Kennametal, Inc.                                                                             39,700           2,175,163
       *   Kforce, Inc.                                                                                    900              11,169
       *   Kirby Corp.                                                                                   8,300             441,560
       *   Korn/Ferry International                                                                     12,700             218,694
       *   K-Tron International, Inc.                                                                      200               7,362
       *   LaBarge, Inc.                                                                                 1,800              23,976
     * #   Labor Ready, Inc.                                                                             3,900              86,112
       *   Ladish Co., Inc.                                                                              3,000              61,500
           Laidlaw International, Inc.                                                                   7,100             153,502
       *   Lancer Corp.                                                                                    700              15,183
       *   Layne Christensen Co.                                                                           800              17,736
           Lennox International, Inc.                                                                   44,800           1,308,160
           Lockheed Martin Corp.                                                                       133,500           8,090,100
           LSI Industries, Inc.                                                                          8,950             161,100
       *   Lydall, Inc.                                                                                  4,800              40,128
       *   Mac-Gray Corp.                                                                                2,000              23,440
       *   Magnetek, Inc.                                                                                5,800              16,762
     * #   MAIR Holdings, Inc.                                                                           6,100              28,914
           Manpower, Inc.                                                                               36,700           1,704,715
           McGrath Rentcorp.                                                                             6,008             171,769
       *   Merrimac Industries, Inc.                                                                     1,100               9,955
     * #   Mesa Air Group, Inc.                                                                         12,000             123,360
       *   Middleby Corp.                                                                                  500              39,200
     * #   Midwest Air Group, Inc.                                                                       2,500               8,400
       *   Miller Industries, Inc.                                                                       3,400              69,496
           Mine Safety Appliances Co.                                                                    3,900             151,359
       *   Misonix, Inc.                                                                                 4,400              21,956
       *   Mobile Mini, Inc.                                                                             5,900             295,000
     * #   Modtech Holdings, Inc.                                                                        1,800              15,444
       *   Monster Worldwide, Inc.                                                                      14,113             548,996
       *   Moog, Inc. Class A                                                                            7,762             227,349
           Mueller Industries, Inc.                                                                     24,300             657,801
           NACCO Industries, Inc. Class A                                                                7,400             866,540

       *   Nashua Corp.                                                                                    400               3,040
       *   National Patent Development Corp.                                                             7,600              14,364
     * #   NCI Building Systems, Inc.                                                                   12,800             557,440
       *   NCO Group, Inc.                                                                              13,097             225,792
       *   NES Rentals Holdings, Inc.                                                                        5                  64
       *   New Horizons Worldwide, Inc.                                                                    607                 516
           Norfolk Southern Corp.                                                                      491,600          21,748,384
           Northrop Grumman Corp.                                                                      282,310          16,196,125
       *   Old Dominion Freight Line, Inc.                                                                 450              17,105
       *   On Assignment, Inc.                                                                           2,500              27,625
     * #   Orbital Sciences Corp.                                                                       25,813             311,305
       *   P.A.M. Transportation Services, Inc.                                                            400               6,528
           Paccar, Inc.                                                                                  3,825             274,865
           Parker Hannifin Corp.                                                                         2,600             177,866
       *   Park-Ohio Holdings Corp.                                                                      2,800              44,100
       *   Patrick Industries, Inc.                                                                        100               1,075
       *   Patriot Transportation Holding, Inc.                                                            200              13,680
       *   PHH Corp.                                                                                    36,038           1,040,057
       *   Pico Holdings, Inc.                                                                           9,700             327,472
       *   Powell Industries, Inc.                                                                       1,400              26,852
       *   Power-One, Inc.                                                                              11,200              69,664
           Precision Castparts Corp.                                                                    96,310           4,910,847
           Preformed Line Products Co.                                                                     100               4,131
           Providence & Worcester Railroad Co.                                                           1,500              21,750
       *   PW Eagle, Inc.                                                                                  500               9,370
     * #   Quanta Services, Inc.                                                                        45,300             640,995
       *   RailAmerica, Inc.                                                                            17,600             191,664
           Raytheon Co.                                                                                534,600          20,539,332
       *   RCM Technologies, Inc.                                                                          800               4,776
           Regal-Beloit Corp.                                                                           27,700             977,533
       *   RemedyTemp, Inc.                                                                              3,200              24,672
       *   Republic Airways Holdings, Inc.                                                               4,400              63,932
           Robbins & Myers, Inc.                                                                        13,600             288,320
       *   Rush Enterprises, Inc. Class A                                                                7,200             110,232
       *   Rush Enterprises, Inc. Class B                                                                  500               7,185
           Ryder System, Inc.                                                                           83,000           3,521,690
       *   SCS Transportation, Inc.                                                                     10,900             214,839
       *   Sequa Corp. Class A                                                                           3,300             208,560
       *   Sequa Corp. Class B                                                                             900              57,600
       *   Shaw Group, Inc.                                                                             25,300             730,917
       *   Sitel Corp.                                                                                   5,500              16,885
           Skywest, Inc.                                                                                59,000           1,752,300
       *   SL Industries, Inc.                                                                             400               6,400
           Smith (A.O.) Corp.                                                                           18,100             656,487
           Smith (A.O.) Corp. Convertible Class A                                                        2,200              79,794
       *   SOURCECORP, Inc.                                                                              7,300             190,238
           Southwest Airlines Co.                                                                      906,500          14,957,250
       *   Spherion Corp.                                                                               24,800             243,040
           SPX Corp.                                                                                    82,600           3,888,808
           Standard Register Co.                                                                        14,600             216,372
           Steelcase, Inc. Class A                                                                      41,400             612,306
           Stewart & Stevenson Services, Inc.                                                           16,700             342,350
       *   Strategic Distribution, Inc.                                                                    200               2,050
           Supreme Industries, Inc.                                                                        610               4,789
       *   Swift Transportation Co., Inc.                                                               23,720             464,438

           Sypris Solutions, Inc.                                                                       13,101             144,766
       *   TB Wood's Corp.                                                                               5,400              35,775
           Tecumseh Products Co. Class A                                                                10,084             225,075
           Teleflex, Inc.                                                                               24,500           1,621,165
       *   TeleTech Holdings, Inc.                                                                      25,100             311,993
     * #   Terex Corp.                                                                                  19,600           1,207,752
       *   Tetra Tech, Inc.                                                                              3,200              49,920
           Textron, Inc.                                                                                67,500           5,325,750
           The Brink's Co.                                                                              19,900             918,584
       *   The Geo Group, Inc.                                                                           1,600              39,120
       *   The Lamson & Sessions Co.                                                                    12,600             302,148
       *   Thomas & Betts Corp.                                                                         63,600           2,546,544
           Timken Co.                                                                                   85,600           2,651,888
           Todd Shipyards Corp.                                                                          1,100              25,410
       *   Transport Corporation of America, Inc.                                                          200               1,930
       *   TRC Companies, Inc.                                                                           4,600              53,222
           Tredegar Industries, Inc.                                                                    35,400             442,500
       #   Trinity Industries, Inc.                                                                     53,300           2,219,412
       *   Triumph Group, Inc.                                                                           5,400             204,930
       *   U.S. Xpress Enterprises, Inc. Class A                                                           800              12,160
           Union Pacific Corp.                                                                         313,100          23,964,674
     * #   United Rentals, Inc.                                                                         58,300           1,233,628
       *   United Stationers, Inc.                                                                       9,700             475,300
       #   Universal Forest Products, Inc.                                                              16,700             959,582
       *   URS Corp.                                                                                    28,400           1,196,208
     * #   US Airways Group, Inc.                                                                          990              33,254
       *   USA Truck, Inc.                                                                               1,900              51,490
           Valmont Industries, Inc.                                                                      6,900             230,253
       *   Valpey Fisher Corp.                                                                             100                 326
           Viad Corp.                                                                                    8,400             255,780
           Vicor Corp.                                                                                  13,900             225,597
       *   Volt Information Sciences, Inc.                                                              13,400             263,846
       #   Walter Industries, Inc.                                                                      30,140           1,517,549
           Washington Group International, Inc.                                                          2,000             103,420
     * #   Waste Connections, Inc.                                                                      14,550             506,922
           Waste Industries USA, Inc.                                                                   16,100             224,434
       *   Water Pik Technologies, Inc.                                                                  6,100             127,246
           Watsco, Inc. Class A                                                                         23,900           1,499,725
           Watts Water Technologies, Inc.                                                                9,300             268,677
           Werner Enterprises, Inc.                                                                     74,832           1,531,811
       *   WESCO International, Inc.                                                                       700              29,225
       *   Westaff, Inc.                                                                                 3,500              16,310
       *   Willis Lease Finance Corp.                                                                    1,200              10,560
       *   Wolverine Tube, Inc.                                                                            100                 516
           Woodward Governor Co.                                                                         4,800             392,016
       *   Xanser Corp.                                                                                 10,600              31,800
     * #   Yellow Roadway Corp.                                                                         25,528           1,202,624
           York International Corp.                                                                      8,100             455,949
                                                                                                                 -----------------
Total Industrials                                                                                                      264,616,955
                                                                                                                 -----------------
Information Technology -- (8.0%)
       *   3Com Corp.                                                                                  171,000             619,020
       *   Actel Corp.                                                                                  11,600             168,896
       *   ActivCard Corp.                                                                              10,100              37,774
       *   Activision, Inc.                                                                              2,910              38,732

       *   Adaptec, Inc.                                                                                25,008             124,290
       *   ADC Telecommunications, Inc.                                                                  1,839              37,571
       *   ADE Corp.                                                                                     2,600              61,360
       *   Advanced Digital Information Corp.                                                           25,200             264,600
       *   Advanced Energy Industries, Inc.                                                                100               1,336
       *   Advanced Micro Devices, Inc.                                                                 19,200             502,656
       *   Advanced Power Technology, Inc.                                                               1,200              16,164
       *   Aeroflex, Inc.                                                                               26,700             292,899
       *   Aetrium, Inc.                                                                                 1,200               4,176
       *   Agile Software Corp.                                                                         21,700             134,757
           Agilysys, Inc.                                                                               29,100             554,355
       *   Alliance Semiconductor Corp.                                                                    500               1,460
           American Software, Inc. Class A                                                               8,900              49,929
       *   American Technical Ceramics Corp.                                                               500               4,595
     * #   Amkor Technology, Inc.                                                                          300               1,860
     * #   Anadigics, Inc.                                                                               3,700              19,407
       *   Analex Corp.                                                                                    500               1,530
       *   Analysts International Corp.                                                                    200                 504
       *   Anaren, Inc.                                                                                  8,500             121,975
       *   Andrew Corp.                                                                                 80,773             882,849
       #   Anixter International, Inc.                                                                  16,100             589,904
       *   Answerthink, Inc.                                                                            13,300              55,328
       *   APA Enterprises, Inc.                                                                         3,493               4,122
       *   Apple Computer, Inc.                                                                        266,000          18,040,120
       *   Applied Films Corp.                                                                           5,400             108,162
       *   Applied Innovation, Inc.                                                                      5,600              20,216
       *   Applied Micro Circuits Corp.                                                                 83,500             220,440
       *   aQuantive, Inc.                                                                               9,000             242,010
       *   Ariba, Inc.                                                                                   4,600              39,698
       *   Arris Group, Inc.                                                                            59,400             577,368
       *   Arrow Electronics, Inc.                                                                      70,400           2,182,400
           Astro-Med, Inc.                                                                                 200               1,976
       *   Atmel Corp.                                                                                  48,508             162,502
       *   August Technology Corp.                                                                       4,200              45,234
       *   Autobytel, Inc.                                                                               7,300              38,106
       *   Avici Systems, Inc.                                                                             400               1,696
       *   Avid Technology, Inc.                                                                         1,717              86,674
       *   Avnet, Inc.                                                                                  77,500           1,743,750
       *   Avocent Corp.                                                                                19,500             572,130
           AVX Corp.                                                                                   185,600           2,542,720
       *   Aware, Inc.                                                                                  19,335             115,237
       *   Axcelis Technologies, Inc.                                                                   49,100             232,734
       *   BearingPoint, Inc.                                                                           86,300             628,264
           Belden CDT, Inc.                                                                             41,250             963,600
       *   Bell Industries, Inc.                                                                         2,700               7,155
       *   Bell Microproducts, Inc.                                                                     10,200              87,720
       *   Benchmark Electronics, Inc.                                                                  15,900             487,335
           Black Box Corp.                                                                              19,000             887,490
           Bogen Communications International, Inc.                                                        700               3,710
       *   Bookham, Inc.                                                                                 1,100               5,170
       *   Borland Software Corp.                                                                       16,900             102,583
       *   Bottomline Technologies, Inc.                                                                 1,000              11,100
       *   Brightpoint, Inc.                                                                             2,625              73,868
       *   Broadcom Corp.                                                                               19,700             916,838
       *   CalAmp Corp.                                                                                  4,400              51,040

       *   Captaris, Inc.                                                                               11,900              48,671
       *   Carreker Corp.                                                                                2,200              11,044
       *   Carrier Access Corp.                                                                            200                 970
       *   C-COR, Inc.                                                                                  12,800              72,576
     * #   CellStar Corp.                                                                                1,500               3,150
       *   Centillium Communications, Inc.                                                               6,200              28,520
       *   CheckFree Corp.                                                                              13,200             618,420
       *   Checkpoint Systems, Inc.                                                                     24,200             579,590
       *   Ciber, Inc.                                                                                  32,200             198,030
       *   Ciena Corp.                                                                                 125,415             374,991
       *   Clarus Corp.                                                                                  8,800              75,240
     * #   CNET Networks, Inc.                                                                          37,400             560,626
       *   Coherent, Inc.                                                                               13,100             413,829
           Cohu, Inc.                                                                                    7,081             188,850
       *   Comarco, Inc.                                                                                 8,700              74,646
       *   CommScope, Inc.                                                                              17,400             356,874
       #   Computer Associates International, Inc.                                                     176,412           5,029,506
       *   Computer Horizons Corp.                                                                       9,800              40,082
       *   Computer Sciences Corp.                                                                      38,200           1,918,786
       *   Computer Task Group, Inc.                                                                     4,700              18,941
       *   Compuware Corp.                                                                             173,400           1,600,482
       *   Comtech Telecommunications Corp.                                                              1,193              52,015
       *   Comverse Technology, Inc.                                                                    35,352             926,576
       *   Conexant Systems, Inc.                                                                       36,710              90,674
     * #   Convera Corp.                                                                                 2,500              39,000
       *   Convergys Corp.                                                                              58,400             969,440
       *   Corning, Inc.                                                                               453,000           9,173,250
       *   Cosine Communications, Inc.                                                                     800               1,940
       *   Covansys Corp.                                                                               12,279             180,501
       *   Credence Systems Corp.                                                                       43,200             350,352
     * #   Cree, Inc.                                                                                    4,300             115,369
           CTS Corp.                                                                                    34,400             413,832
       *   Cyberoptics Corp.                                                                               600               7,566
       *   Cybersource Corp.                                                                             6,400              48,064
     * #   Cypress Semiconductor Corp.                                                                  41,300             619,500
       *   Datastream Systems, Inc.                                                                      2,930              23,733
       *   Delphax Technologies, Inc.                                                                      400                 880
           Diebold, Inc.                                                                                   200               7,772
       *   Digi International, Inc.                                                                      4,300              55,384
       *   Digimarc Corp.                                                                                4,600              28,060
       *   Digital Angel Corp.                                                                           5,300              17,808
       *   Digital Insight Corp.                                                                         2,100              69,552
       *   Digitas, Inc.                                                                                11,881             148,513
       *   Diodes, Inc.                                                                                  1,050              42,389
       *   Ditech Communications Corp.                                                                  13,300             116,641
       *   Dot Hill Systems Corp.                                                                       11,500              76,130
       *   Dycom Industries, Inc.                                                                       21,099             431,053
       *   Echelon Corp.                                                                                14,400             118,800
       *   eFunds Corp.                                                                                 16,100             331,499
       *   Electro Scientific Industries, Inc.                                                           8,300             208,828
       *   Electroglas, Inc.                                                                               200                 606
           Electronic Data Systems Corp.                                                               561,600          12,944,880
       *   Electronics for Imaging, Inc.                                                                19,900             555,807
       *   eLoyalty Corp.                                                                                  300               2,697
       *   EMC Corp.                                                                                    26,550             369,842

       *   EMS Technologies, Inc.                                                                        6,300             106,848
       *   Emulex Corp.                                                                                  3,300              65,769
       *   Entrust, Inc.                                                                                53,572             267,860
       *   ePlus, Inc.                                                                                   2,300              33,304
     * #   ePresence, Inc. Escrow Shares                                                                 6,400                 832
       *   ESS Technology, Inc.                                                                          9,700              29,585
       *   Exar Corp.                                                                                   15,100             186,636
       *   Extreme Networks, Inc.                                                                       31,632             155,629
       #   Fair Isaac Corp.                                                                             12,922             592,086
       *   Fairchild Semiconductor Corp. Class A                                                        50,966             883,750
     * #   Faro Technologies, Inc.                                                                       1,300              24,726
       *   Forrester Research, Inc.                                                                        700              13,048
       *   FSI International, Inc.                                                                         600               2,454
     * #   Genesis Microchip, Inc.                                                                      13,100             293,440
       *   Gerber Scientific, Inc.                                                                       3,700              35,298
       *   Glenayre Technologies, Inc.                                                                     400               1,256
       *   Globecomm Systems, Inc.                                                                      10,200              66,300
       *   Globix Corp.                                                                                  3,900               6,786
       *   GSE Systems, Inc.                                                                             2,236               2,683
       *   GTSI Corp.                                                                                    1,600              13,264
       *   Harmonic, Inc.                                                                                2,400              13,176
       #   Harris Corp.                                                                                 35,200           1,569,216
       *   Hauppauge Digital, Inc.                                                                       1,200               4,932
       *   Hewitt Associates, Inc. Class A                                                               1,100              28,237
           Hewlett-Packard Co.                                                                       2,266,500          67,247,055
       *   HI/FN, Inc.                                                                                   2,300              13,018
       *   Hutchinson Technology, Inc.                                                                  17,900             511,761
       *   Hypercom Corp.                                                                               22,000             136,400
       *   Identix, Inc.                                                                                26,579             130,503
       *   iGATE Capital Corp.                                                                          19,300              78,165
           Imation Corp.                                                                                31,500           1,384,740
       *   InFocus Corp.                                                                                 5,825              21,786
       *   Informatica Corp.                                                                               400               4,496
           Inforte Corp.                                                                                 6,700              26,063
       *   InfoSpace, Inc.                                                                              10,100             266,236
       *   Ingram Micro, Inc.                                                                           91,900           1,725,882
       *   Innovex, Inc.                                                                                 5,100              21,063
       *   Integrated Device Technology, Inc.                                                           35,200             421,696
       *   Integrated Silicon Solution, Inc.                                                            15,900             111,459
       *   Intergraph Corp.                                                                              3,845             184,637
       *   Interland, Inc.                                                                               4,900              19,698
       *   Interlink Electronics, Inc.                                                                   1,700               4,080
       *   International Rectifier Corp.                                                                21,900             776,574
       *   Internet Security Systems, Inc.                                                              13,900             317,754
       *   Interphase Corp.                                                                              1,100               4,730
           Intersil Corp.                                                                              189,665           4,864,907
       *   Interwoven, Inc.                                                                             12,600             119,574
       *   Intest Corp.                                                                                    600               2,088
       *   IntriCon Corp.                                                                                  100                 420
       *   Iomega Corp.                                                                                 14,500              37,555
       *   iPass, Inc.                                                                                   7,900              53,562
     * #   IPIX Corp.                                                                                    1,700               3,774
       *   Iron Mountain, Inc.                                                                             450              18,563
       *   IXYS Corp.                                                                                    5,990              72,000
       *   Jaco Electronics, Inc.                                                                        1,300               4,303

       *   JDA Software Group, Inc.                                                                     10,400             156,000
       *   Keane, Inc.                                                                                  26,300             275,098
       *   Kemet Corp.                                                                                  31,200             249,600
       *   Keynote Systems, Inc.                                                                        12,100             160,325
     * #   Komag, Inc.                                                                                     400              13,976
       *   Lattice Semiconductor Corp.                                                                  22,670             110,856
     * #   Lawson Software, Inc.                                                                         5,800              44,022
       *   LeCroy Corp.                                                                                  3,300              53,856
       *   Lightbridge, Inc.                                                                             7,500              74,025
       *   LogicVision, Inc.                                                                             9,600              11,256
       *   Logility, Inc.                                                                                1,000               5,800
       *   LSI Logic Corp.                                                                             127,300           1,045,133
       *   LTX Corp.                                                                                    14,951              66,382
       *   Macromedia, Inc.                                                                             10,400             466,544
       *   Management Network Group, Inc.                                                                2,800               6,608
       *   Manugistic Group, Inc.                                                                            1                   2
       *   Mapinfo Corp.                                                                                 6,700              96,279
       *   Mastec, Inc.                                                                                 10,700             105,609
       *   Maxtor Corp.                                                                                128,900             523,334
       *   McDATA Corp. Class A                                                                         52,200             190,008
       *   McDATA Corp. Class B                                                                          4,600              16,008
       *   MedQuist, Inc.                                                                                8,300              89,806
       *   Merix Corp.                                                                                   6,300              42,021
           Methode Electronics, Inc.                                                                    26,188             273,665
       *   Metrologic Instruments, Inc.                                                                  6,432             125,746
       *   Micro Linear Corp.                                                                            4,000               7,080
       *   Micromuse, Inc.                                                                              22,000             163,020
       *   Micron Technology, Inc.                                                                     374,400           5,338,944
     * #   Microsemi Corp.                                                                              17,900             496,725
       *   Microtune, Inc.                                                                               5,600              27,384
     * #   Midway Games, Inc.                                                                            3,000              65,760
       *   MKS Instruments, Inc.                                                                        23,700             447,219
       *   Mobius Management Systems, Inc.                                                               1,300               8,047
       *   Moldflow Corp.                                                                                2,000              28,600
       *   Motive, Inc.                                                                                  5,000              15,600
       *   MPS Group, Inc.                                                                              86,100           1,082,277
       *   MRO Software, Inc.                                                                           23,400             356,616
     * #   MSC.Software Corp.                                                                            8,500             141,100
     * #   Nanometrics, Inc.                                                                             2,200              24,420
       *   Napco Security Systems, Inc.                                                                     80               1,284
       #   National Semiconductor Corp.                                                                  7,200             186,336
       *   NCR Corp.                                                                                     1,000              33,950
       *   NEON Systems, Inc.                                                                              700               2,960
       *   Neoware Systems, Inc.                                                                           400               8,748
       *   Net2Phone, Inc.                                                                                 200                 386
       *   NetIQ Corp.                                                                                  15,400             184,030
     * #   Netopia, Inc.                                                                                   300                 900
       *   NetRatings, Inc.                                                                             23,200             313,200
       *   NetScout Systems, Inc.                                                                       22,100             123,318
       *   Network Equipment Technologies, Inc.                                                         26,700             125,223
       *   Newport Corp.                                                                                19,500             269,100
       *   Novell, Inc.                                                                                187,400           1,457,972
       *   Nu Horizons Electronics Corp.                                                                12,600             125,874
       *   Nuance Communications, Inc.                                                                  26,400             164,208
     * #   NYFIX, Inc.                                                                                   9,700              40,013

       *   Openwave Systems, Inc.                                                                        2,500              41,525
       *   OPNET Technologies, Inc.                                                                     23,600             226,796
       *   Optical Cable Corp.                                                                           1,300               7,813
     * #   OSI Systems, Inc.                                                                             7,700             144,991
       *   OYO Geospace Corp.                                                                            2,500              68,125
       *   Palm, Inc.                                                                                    1,415              40,158
       *   Panavision, Inc.                                                                                600               2,970
     * #   PAR Technology Corp.                                                                            600              19,260
           Park Electrochemical Corp.                                                                   12,600             318,024
       *   Paxar Corp.                                                                                  17,200             329,036
       *   PC Connection, Inc.                                                                          14,861              94,516
       *   PC-Tel, Inc.                                                                                  6,700              60,702
       *   Pegasus Solutions, Inc.                                                                       5,900              41,949
       *   Pegasystems, Inc.                                                                            19,704             144,036
       *   Perceptron, Inc.                                                                              1,100               8,129
       *   Performance Technologies, Inc.                                                                1,400              12,614
       *   Pericom Semiconductor Corp.                                                                   6,000              47,100
       *   Pervasive Software, Inc.                                                                        500               2,120
       *   Phoenix Technologies, Ltd.                                                                    7,400              46,842
       *   Photon Dynamics, Inc.                                                                           900              16,560
       *   Photronics, Inc.                                                                             16,200             257,256
       *   Pixelworks, Inc.                                                                             10,700              57,245
       *   Planar Systems, Inc.                                                                          2,800              27,160
       *   PLATO Learning, Inc.                                                                         13,300              96,026
       *   Plexus Corp.                                                                                 10,100             217,150
       *   PLX Technology, Inc.                                                                          2,800              27,636
       *   Polycom, Inc.                                                                                45,000             738,450
       *   Powerwave Technologies, Inc.                                                                 29,389             369,126
       *   Presstek, Inc.                                                                                4,098              37,825
           Printronix, Inc.                                                                                400               6,404
       #   Procom Technology, Inc.                                                                         900                 747
       *   Quantum Corp.                                                                                54,600             163,254
       *   QuickLogic Corp.                                                                              4,500              16,020
       *   Quovadx, Inc.                                                                                 6,364              17,628
       *   RadiSys Corp.                                                                                 8,700             159,210
       *   Raindance Communications, Inc.                                                                  600               1,200
       *   RealNetworks, Inc.                                                                           22,600             195,490
       *   REMEC, Inc.                                                                                   4,906               5,740
       *   RF Monolithics, Inc.                                                                          5,299              29,621
           Richardson Electronics, Ltd.                                                                 11,570              82,841
       *   Rofin-Sinar Technologies, Inc.                                                                2,200              94,974
       *   RSA Security, Inc.                                                                           19,200             249,600
       *   Rudolph Technologies, Inc.                                                                    5,600              71,960
       *   S1 Corp.                                                                                     11,600              50,924
           Sabre Holdings Corp.                                                                        136,900           3,130,903
       *   Safeguard Scientifics, Inc.                                                                   1,600               3,136
       *   SafeNet, Inc.                                                                                11,418             405,910
       *   Sandisk Corp.                                                                                 6,936             354,152
       *   Sanmina-SCI Corp.                                                                           199,900             827,586
       *   SBS Technologies, Inc.                                                                        3,900              40,170
           Scientific-Atlanta, Inc.                                                                     46,700           1,976,344
     * #   SCM Microsystems, Inc.                                                                        7,900              21,330
       *   Seachange International, Inc.                                                                 7,500              57,675
       *   Selectica, Inc.                                                                              29,569              82,793
       *   Semitool, Inc.                                                                               26,400             251,328

       *   Silicon Storage Technology, Inc.                                                             33,600             185,136
       *   SimpleTech, Inc.                                                                              8,996              33,915
       *   Sipex Corp.                                                                                  30,000              43,200
       *   Skyworks Solutions, Inc.                                                                     56,180             302,810
       *   Solectron Corp.                                                                             364,598           1,308,907
       *   SonicWALL, Inc.                                                                              22,145             164,537
       *   Spectrum Control, Inc.                                                                        3,500              22,330
       *   Standard Microsystems Corp.                                                                   7,300             218,270
       *   Stellent, Inc.                                                                                6,775              70,663
       *   Stratos International, Inc.                                                                   1,200               7,176
       *   SumTotal Systems, Inc.                                                                          100                 434
       *   Sun Microsystems, Inc.                                                                      866,900           3,268,213
           Sunrise Telecom, Inc.                                                                        14,900              26,224
       *   Sycamore Networks, Inc.                                                                      87,900             357,753
       *   Sykes Enterprises, Inc.                                                                      16,100             222,180
           Symbol Technologies, Inc.                                                                       202               2,309
       *   Symmetricom, Inc.                                                                             5,084              44,536
       *   SYNNEX Corp.                                                                                    300               4,695
       *   Tech Data Corp.                                                                              33,300           1,309,023
           Technitrol, Inc.                                                                             29,600             523,920
       *   TechTeam Global, Inc.                                                                         5,000              45,900
           Tektronix, Inc.                                                                               1,766              45,192
       *   Tellabs, Inc.                                                                               258,072           2,647,819
       *   Telular Corp.                                                                                 3,400              10,778
       *   Teradyne, Inc.                                                                                5,600              81,928
       *   TheStreet.com, Inc.                                                                           6,700              33,232
       *   THQ, Inc.                                                                                    18,129             411,891
       *   TIBCO Software, Inc.                                                                         71,200             595,944
       *   Tier Technologies, Inc. Class B                                                               8,900              74,048
       *   Tollgrade Communications, Inc.                                                                4,400              47,960
       *   Triquint Semiconductor, Inc.                                                                 39,700             178,650
       *   TTM Technologies, Inc.                                                                       12,688             115,968
       *   Tyler Technologies, Inc.                                                                     17,600             154,000
       *   Ulticom, Inc.                                                                                21,900             252,288
       *   Ultratech, Inc.                                                                               5,400              88,722
       *   Unisys Corp.                                                                                112,700             693,105
           United Online, Inc.                                                                          18,200             256,802
       *   Unova, Inc.                                                                                  28,900             812,957
       *   ValueClick, Inc.                                                                             20,100             379,488
       *   Veeco Instruments, Inc.                                                                      11,300             200,123
       *   VeriSign, Inc.                                                                               88,500           1,967,355
       *   Verity, Inc.                                                                                 15,900             209,562
       *   Viasat, Inc.                                                                                  3,300              91,245
       *   Vicon Industries, Inc.                                                                          298                 924
           Video Display Corp.                                                                             600               8,136
       *   Vignette Corp.                                                                               12,000             212,520
       *   Vishay Intertechnology, Inc.                                                                 97,011           1,244,651
       *   Vitesse Semiconductor, Inc.                                                                  50,800             107,188
       *   Vitria Technology, Inc.                                                                         200                 556
     * #   Vyyo, Inc.                                                                                    1,400               7,812
       *   WatchGuard Technologies, Inc.                                                                16,400              58,384
       *   webMethods, Inc.                                                                              6,000              48,480
       *   White Electronics Designs Corp.                                                               4,400              22,220
       *   Wind River Systems, Inc.                                                                      5,390              74,274
           Wireless Telecom Group, Inc.                                                                  9,400              21,996

       *   Witness Systems, Inc.                                                                         4,100              82,205
           Woodhead Industries, Inc.                                                                     8,500             110,330
       *   Xerox Corp.                                                                                 158,800           2,254,960
       *   Zhone Technologies, Inc.                                                                     21,644              47,833
       *   Zomax, Inc.                                                                                  14,333              31,533
       *   Zoran Corp.                                                                                  20,632             349,093
       *   Zygo Corp.                                                                                   15,000             211,350
                                                                                                                 -----------------
Total Information Technology                                                                                           209,171,495
                                                                                                                 -----------------
Materials -- (6.0%)
       *   AEP Industries, Inc.                                                                          2,200              50,600
           Airgas, Inc.                                                                                 77,640           2,414,604
           Albemarle Corp.                                                                              55,200           2,031,360
           Alcoa, Inc.                                                                                 102,852           2,819,173
       *   Aleris International, Inc.                                                                    2,363              78,570
           Allegheny Technologies, Inc.                                                                  4,200             138,516
       *   American Pacific Corp.                                                                          500               2,105
           Aptargroup, Inc.                                                                              6,500             356,525
           Arch Chemicals, Inc.                                                                         17,800             506,410
           Ashland, Inc.                                                                                80,900           4,510,175
       #   Bowater, Inc.                                                                                39,600           1,229,580
       *   Brush Engineered Materials, Inc.                                                              8,300             131,887
       *   Buckeye Technologies, Inc.                                                                   12,800              97,536
           Cabot Corp.                                                                                  54,000           1,892,700
       #   Calgon Carbon Corp.                                                                          26,900             154,944
       *   Caraustar Industries, Inc.                                                                   16,500             162,690
           Carpenter Technology Corp.                                                                   21,500           1,409,325
       *   Century Aluminum Co.                                                                         24,600             568,752
       *   Chaparral Steel Co.                                                                          23,600             590,000
           Chemtura Corp.                                                                               80,379             968,567
           Chesapeake Corp.                                                                             15,600             274,560
       #   Cleveland-Cliffs, Inc.                                                                          600              57,174
           Commercial Metals Co.                                                                        41,400           1,453,140
       *   Continental Materials Corp.                                                                     100               3,075
       *   Crown Holdings, Inc.                                                                         64,500           1,195,830
           Cytec Industries, Inc.                                                                       57,800           2,617,762
       *   Devcon International Corp.                                                                      300               3,216
           Eagle Materials, Inc.                                                                        19,181           2,203,897
           Eagle Materials, Inc. Class B                                                                   515              56,521
           Eastman Chemical Co.                                                                         22,900           1,267,057
           Ferro Corp.                                                                                   1,300              24,570
       *   FMC Corp.                                                                                    10,000             531,700
           Fuller (H.B.) Co.                                                                            14,200             439,916
           Georgia-Pacific Corp.                                                                       322,000          15,227,380
           Gibraltar Industries, Inc.                                                                   25,000             549,750
           Glatfelter (P.H.) Co.                                                                        36,700             529,214
       *   Graphic Packaging Corp.                                                                       5,000              13,600
           International Paper Co.                                                                     355,612          11,212,446
           Kronos Worldwide, Inc.                                                                          371              11,705
           LaFarge North America, Inc.                                                                  85,700           4,713,500
       *   Landec Corp.                                                                                  3,300              24,321
       *   Lesco, Inc.                                                                                   3,300              52,305
           Longview Fibre Co.                                                                           53,300           1,133,158
           Louisiana-Pacific Corp.                                                                     128,400           3,462,948
           Lubrizol Corp.                                                                               69,200           2,920,932

           Lyondell Chemical Co.                                                                       280,255           7,126,885
       #   Martin Marietta Materials, Inc.                                                              24,300           1,825,173
       *   Material Sciences Corp.                                                                       3,900              56,589
           MeadWestavco Corp.                                                                          194,700           5,449,653
       *   Metals USA, Inc.                                                                              1,000              22,000
           Minerals Technologies, Inc.                                                                  19,000           1,075,780
           Monsanto Co.                                                                                118,700           8,697,149
           Myers Industries, Inc.                                                                       36,250             507,138
       *   NewMarket Corp.                                                                               7,900             173,168
           Newmont Mining Corp.                                                                          2,294             105,799
           NL Industries, Inc.                                                                          14,500             214,600
           NN, Inc.                                                                                     10,100             100,394
       *   Northwest Pipe Co.                                                                              500              12,280
       #   Nucor Corp.                                                                                  71,600           4,802,928
           Olin Corp.                                                                                      448               8,624
     * #   Olympic Steel, Inc.                                                                           2,500              53,000
       *   OM Group, Inc.                                                                                9,300             146,754
       *   OMNOVA Solutions, Inc.                                                                       10,140              47,658
       *   Oregon Steel Mills, Inc.                                                                     12,600             344,610
       *   Owens-Illinois, Inc.                                                                         77,200           1,679,100
       *   Pactiv Corp.                                                                                  1,800              36,432
           Phelps Dodge Corp.                                                                           70,800           9,605,436
       *   PolyOne Corp.                                                                                19,400             111,938
           Pope & Talbot, Inc.                                                                           9,500              75,905
           Potlatch Corp.                                                                               29,700           1,435,698
           Quaker Chemical Corp.                                                                         5,300              95,029
           Quanex Corp.                                                                                 18,150           1,122,578
       #   Reliance Steel & Aluminum Co.                                                                30,300           1,954,653
           Rock of Ages Corp.                                                                              300               1,260
           Rock-Tenn Co. Class A                                                                        30,400             404,320
           Rohm & Haas Co.                                                                                 700              30,660
           Rotonics Manufacturing, Inc.                                                                  1,600               4,528
           RPM International, Inc.                                                                      92,000           1,711,200
       *   RTI International Metals, Inc.                                                               18,700             697,510
       #   Ryerson Tull, Inc.                                                                           23,600             533,124
           Schnitzer Steel Industries, Inc. Class A                                                     20,400             703,596
           Schulman (A.), Inc.                                                                          26,800             559,852
           Schweitzer-Maudoit International, Inc.                                                       12,300             292,863
       *   Sealed Air Corp.                                                                             20,800           1,075,568
           Sensient Technologies Corp.                                                                  37,800             686,826
       *   Smurfit-Stone Container Corp.                                                                79,045           1,001,500
           Spartech Corp.                                                                               29,700             629,937
           Steel Dynamics, Inc.                                                                         44,900           1,554,438
           Steel Technologies, Inc.                                                                     13,300             352,317
           Stepan Co.                                                                                    1,100              28,413
       *   Stillwater Mining Co.                                                                        26,600             284,354
           Summa Industries, Inc.                                                                        2,200              17,534
           Temple-Inland, Inc.                                                                          77,000           3,223,990
     * #   Terra Industries, Inc.                                                                       35,300             212,153
           Texas Industries, Inc.                                                                       23,600           1,177,168
       *   U.S. Concrete, Inc.                                                                          10,400              85,488
           United States Steel Corp.                                                                   113,700           5,412,120
       *   Universal Stainless & Alloy Products, Inc.                                                      600               8,500
           Valhi, Inc.                                                                                 107,200           1,883,504
           Wausau-Mosinee Paper Corp.                                                                   40,100             473,982

           Wellman, Inc.                                                                                27,200             210,528
           Weyerhaeuser Co.                                                                            260,800          17,293,648
           Worthington Industries, Inc.                                                                 68,100           1,381,749
     * #   Zoltek Companies, Inc.                                                                       16,800             147,840
                                                                                                                 -----------------
Total Materials                                                                                                        159,061,117
                                                                                                                 -----------------
Telecommunication Services -- (5.1%)
       *   @Road, Inc.                                                                                   5,200              25,792
           Alltel Corp.                                                                                    400              26,732
     * #   American Tower Corp.                                                                         63,600           1,735,644
       *   AT&T, Inc.                                                                                3,455,783          86,083,555
     * #   Broadwing Corp.                                                                               3,200              21,504
           CenturyTel, Inc.                                                                              3,100             102,610
           Citizens Communications Co.                                                                 128,600           1,678,230
       *   Crown Castle International Corp.                                                             91,700           2,512,580
           CT Communications, Inc.                                                                      12,841             158,201
           D&E Communications, Inc.                                                                      9,268              83,875
       *   General Communications, Inc. Class A                                                         16,080             163,212
           Hector Communications Corp.                                                                     200               5,680
       *   IDT Corp.                                                                                    11,100             133,755
       *   IDT Corp. Class B                                                                            27,600             336,720
       *   LCC International, Inc. Class A                                                               3,800              11,400
     * #   Level 3 Communications, Inc.                                                                 36,400             123,760
       *   Premiere Global Services, Inc.                                                                3,900              29,484
       *   Price Communications Corp.                                                                   12,038             182,616
       *   Qwest Communications International, Inc.                                                     97,600             511,424
           Sprint Nextel Corp.                                                                         844,686          21,150,937
       *   SunCom Wireless Holdings, Inc.                                                               19,300              49,215
           SureWest Communications                                                                      14,150             400,445
       *   TALK America Holdings, Inc.                                                                  11,000             105,600
           Telephone & Data Systems, Inc.                                                               60,900           2,225,895
           Telephone & Data Systems, Inc. Special Shares                                                45,400           1,591,270
       *   Time Warner Telecom, Inc.                                                                     6,998              65,781
       *   United States Cellular Corp.                                                                 32,600           1,656,080
           Verizon Communications, Inc.                                                                412,400          13,188,552
       *   Wireless Facilities, Inc.                                                                    17,600              97,504
       *   Xeta Corp.                                                                                       78                 168
                                                                                                                 -----------------
Total Telecommunication Services                                                                                       134,458,221
                                                                                                                 -----------------
Health Care -- (3.9%)
       *   Accelrys, Inc.                                                                               15,400             124,740
           Aetna, Inc.                                                                                 183,800          16,999,662
       *   Air Methods Corp.                                                                             3,200              48,160
       *   Albany Molecular Research, Inc.                                                              14,800             181,152
       *   Alexion Pharmaceuticals, Inc.                                                                 1,500              29,265
       *   Allied Healthcare International, Inc.                                                         9,100              54,600
           Alpharma, Inc. Class A                                                                       45,100           1,191,542
       *   American Dental Partners, Inc.                                                                2,550              47,608
           American Shared Hospital Services                                                               600               3,900
           AmerisourceBergen Corp.                                                                     136,372          10,957,490
       *   AMN Healthcare Services, Inc.                                                                 6,900             131,445
           Analogic Corp.                                                                               15,033             720,983
       *   Arena Pharmaceuticals, Inc.                                                                   2,400              25,872
       *   Arqule, Inc.                                                                                  3,500              24,255
       *   Aspect Medical Systems, Inc.                                                                  1,400              52,738

           Atrion Corp.                                                                                    100               6,575
     * #   ATS Medical, Inc.                                                                             1,600               4,800
       *   Avigen, Inc.                                                                                  2,900               8,700
       *   Beverly Enterprises, Inc.                                                                    17,600             209,792
       *   Bio-Logic Systems Corp.                                                                         450               3,906
       *   BioMarin Pharmaceutical, Inc.                                                                 5,028              48,973
       *   Bio-Rad Laboratories, Inc. Class A                                                            3,500             204,470
       *   BioScrip, Inc.                                                                               12,900             115,068
       *   Bioveris Corp.                                                                                  600               2,856
       *   Bruker BioSciences Corp.                                                                     20,600             102,382
       *   Caliper Life Sciences, Inc.                                                                  14,800             106,856
           Cambrex Corp.                                                                                16,700             301,435
       *   Candela Corp.                                                                                 5,100              73,440
       *   Capital Senior Living Corp.                                                                   9,600              96,960
     * #   Cell Genesys, Inc.                                                                            2,600              15,132
           Chemed Corp.                                                                                  2,400             121,680
           Cigna Corp.                                                                                  69,000           7,763,880
       *   Ciphergen Biosystems, Inc.                                                                    2,500               3,200
       *   Community Health Systems, Inc.                                                                  700              28,063
       *   Compex Technologies, Inc.                                                                     3,700              25,049
       *   Conmed Corp.                                                                                 14,650             330,943
           Cooper Companies, Inc.                                                                          537              29,428
       *   Cross Country Healthcare, Inc.                                                               11,600             214,368
       *   CryoLife, Inc.                                                                                1,100               4,180
       *   CuraGen Corp.                                                                                    83                 342
           Datascope Corp.                                                                              10,947             384,240
       *   DaVita, Inc.                                                                                    900              47,241
     * #   Dendreon Corp.                                                                               14,800              87,468
       *   Discovery Partners International, Inc.                                                        9,700              22,795
       *   Dyax Corp.                                                                                   12,578              55,217
           Eli Lilly & Co.                                                                                 676              34,138
     * #   Emdeon Corp.                                                                                154,820           1,184,373
       *   Emisphere Technologies, Inc.                                                                  1,000               4,690
       *   Encore Medical Corp.                                                                         14,700              77,616
       *   Enzon Pharmaceuticals, Inc.                                                                     800               5,432
       *   Exelixis, Inc.                                                                                5,300              42,824
       *   First Horizon Pharmaceutical Corp.                                                            3,865              68,101
     * #   Fisher Scientific International, Inc.                                                        22,100           1,425,008
       *   Five Star Quality Care, Inc.                                                                    300               2,178
       *   Gene Logic, Inc.                                                                              7,161              25,780
       *   Genesis HealthCare Corp.                                                                        100               4,205
       *   Gentiva Health Services, Inc.                                                                 2,100              34,461
       *   Greatbatch, Inc.                                                                              6,100             176,778
       *   Hanger Orthopedic Group, Inc.                                                                 9,000              56,970
       *   Harvard Bioscience, Inc.                                                                     14,900              57,365
       *   Health Net, Inc.                                                                              1,100              56,133
       *   HealthTronics Surgical Services, Inc.                                                        10,819              79,411
       *   HMS Holdings Corp.                                                                            3,200              24,160
       *   Hologic, Inc.                                                                                 5,100             362,457
           Hooper Holmes, Inc.                                                                          57,000             166,440
       *   Horizon Health Corp.                                                                             96               2,229
     * #   Human Genome Sciences, Inc.                                                                   3,900              36,075
       *   Humana, Inc.                                                                                 89,400           4,097,202
       *   Illumina, Inc.                                                                               24,400             384,300
       *   ImmunoGen, Inc.                                                                               4,000              22,120

       *   IMPATH Bankruptcy Liquidating Trust                                                             600               1,260
       *   Inspire Pharmaceuticals, Inc.                                                                 5,100              36,924
       *   IntegraMed America, Inc.                                                                        260               2,839
       *   Invitrogen Corp.                                                                             26,400           1,759,560
       *   Kendle International, Inc.                                                                    1,668              39,865
     * #   Kindred Healthcare, Inc.                                                                     10,700             296,176
       *   King Pharmaceuticals, Inc.                                                                    8,300             130,559
       *   Lexicon Genetics, Inc.                                                                        8,953              33,842
       *   LifePoint Hospitals, Inc.                                                                     2,871             109,242
           Manor Care, Inc.                                                                             29,800           1,175,014
     * #   Matria Healthcare, Inc.                                                                       1,300              44,109
       *   Maxim Pharmaceuticals, Inc.                                                                   3,100               3,813
       *   Maxygen, Inc.                                                                                14,600             107,748
           McKesson Corp.                                                                              229,000          11,518,700
       *   Medarex, Inc.                                                                                15,200             158,992
       *   MedCath Corp.                                                                                 2,500              48,600
       *   Medco Health Solutions, Inc.                                                                 87,200           4,678,280
       *   Medical Staffing Network Holdings, Inc.                                                       4,200              23,184
       *   MEDTOX Scientific, Inc.                                                                       3,650              27,411
       *   Microtek Medical Holdings, Inc.                                                               7,200              26,712
       *   Millennium Pharmaceuticals, Inc.                                                             87,500             919,625
       *   Molecular Devices Corp.                                                                       6,100             163,785
       *   Monogram Biosciences, Inc.                                                                   15,880              28,425
       *   Nabi Biopharmaceuticals                                                                      13,200              42,372
     * #   Nanogen, Inc.                                                                                   500               1,410
       *   Natus Medical, Inc.                                                                           3,300              54,582
           NDCHealth Corp.                                                                              17,100             322,164
       *   Nektar Therapeutics                                                                           2,490              41,882
       *   Neose Technologies, Inc.                                                                        200                 350
       *   Neurogen Corp.                                                                                5,300              39,432
       *   North American Scientific, Inc.                                                               5,600              13,104
     * #   OCA, Inc.                                                                                    13,000               5,070
       *   Occulogix, Inc.                                                                                 900               6,903
       #   Omnicare, Inc.                                                                               64,800           3,690,360
           Option Care, Inc.                                                                             3,000              37,590
       *   Orthologic Corp.                                                                                500               2,075
     * #   Oscient Pharmaceutical Corp.                                                                  1,500               2,925
       *   Osteotech, Inc.                                                                                 370               1,332
       *   PacifiCare Health Systems, Inc.                                                              31,500           2,710,260
       *   Parexel International Corp.                                                                   7,800             160,446
       *   PDI, Inc.                                                                                     3,800              47,576
       *   Pediatric Services of America, Inc.                                                           1,900              30,818
       *   Pediatrix Medical Group, Inc.                                                                 2,300             194,488
           PerkinElmer, Inc.                                                                           130,700           2,981,267
           Perrigo Co.                                                                                   2,700              39,150
       *   Pharmacopia Drug Discovery, Inc.                                                              7,900              24,964
     * #   Pharmacyclics, Inc.                                                                           1,000               7,430
           PolyMedica Corp.                                                                             10,600             402,376
     * #   Protein Design Labs, Inc.                                                                    14,450             402,432
       *   PSS World Medical, Inc.                                                                      58,259             959,526
       *   Quidel Corp.                                                                                    600               8,376
       *   Radiologix, Inc.                                                                              1,000               3,100
       *   Res-Care, Inc.                                                                                8,410             145,577
       *   Respironics, Inc.                                                                             1,072              41,465
       *   Rita Medical Systems, Inc.                                                                    2,500              10,275

       *   Sangamo BioSciences, Inc.                                                                     8,400              33,180
       *   Savient Pharmaceuticals, Inc.                                                                11,289              42,221
     * #   Schein (Henry), Inc.                                                                         15,113             644,569
       *   Serologicals Corp.                                                                           10,650             213,852
     * #   SFBC International, Inc.                                                                      1,500              31,635
       *   Sonic Innovations, Inc.                                                                         700               2,555
       *   Specialty Laboratories, Inc.                                                                  6,800              89,556
       *   SRI/Surgical Express, Inc.                                                                      700               4,252
       *   Staar Surgical Co.                                                                            4,200              23,940
       *   Strategic Diagnostics, Inc.                                                                     400               1,320
     * #   Sunrise Senior Living, Inc.                                                                  20,200             674,680
       *   Synovis Life Technologies, Inc.                                                               2,140              17,420
       *   Tenet Healthcare Corp.                                                                      191,150           1,494,793
       *   Theragenics Corp.                                                                             4,700              14,288
       *   Thermo Electron Corp.                                                                        77,445           2,389,178
       *   Third Wave Technologies, Inc.                                                                11,900              32,606
       *   Thoratec Corp.                                                                                5,930             121,268
       *   Triad Hospitals, Inc.                                                                        38,262           1,632,257
       *   TriZetto Group, Inc.                                                                         21,240             345,150
       *   United Therapeutics Corp.                                                                       700              50,001
     * #   Urologix, Inc.                                                                               11,772              51,090
       *   Viasys Healthcare, Inc.                                                                      13,417             366,284
       *   Watson Pharmaceuticals, Inc.                                                                 64,400           2,148,384
       *   WellPoint, Inc.                                                                             104,678           8,042,411
       *   Zoll Medical Corp.                                                                            2,900              75,429
                                                                                                                 -----------------
Total Health Care                                                                                                      101,751,358
                                                                                                                 -----------------
Consumer Staples -- (3.9%)
           Albertson's, Inc.                                                                           392,900           9,233,150
           Alliance One International, Inc.                                                             51,000             156,060
       #   American Italian Pasta Co.                                                                   15,100              93,469
           Archer-Daniels-Midland Co.                                                                  711,865          16,778,658
     * #   BJ's Wholesale Club, Inc.                                                                       500              13,245
       #   Cal-Maine Foods, Inc.                                                                            16                 100
           Casey's General Stores, Inc.                                                                 38,160             878,443
       *   Central Garden & Pet Co.                                                                      8,300             365,366
           Chiquita Brands International, Inc.                                                          12,300             255,840
           Coca-Cola Enterprises, Inc.                                                                 505,100           9,708,022
       *   Constellation Brands, Inc.                                                                   38,600             911,732
           Corn Products International, Inc.                                                            81,700           1,817,825
       *   Dean Foods Co.                                                                               70,400           2,688,576
       *   Del Monte Foods Co.                                                                           6,400              63,232
           Farmer Brothers Co.                                                                           5,000             101,850
           Flowers Foods, Inc.                                                                          58,725           1,522,152
       *   Foodarama Supermarkets, Inc.                                                                    100               3,775
       *   Genesee Corp. Class B                                                                           100                 169
     * #   Great Atlantic & Pacific Tea Co., Inc.                                                        2,300              69,368
       *   Griffin Land & Nurseries, Inc. Class A                                                          400               9,960
       *   Hain Celestial Group, Inc.                                                                   15,100             337,183
       *   Hines Horticulture, Inc.                                                                      1,600               6,000
           Imperial Sugar Co. (New)                                                                      2,000              27,620
           Ingles Market, Inc. Class A                                                                  12,000             202,080
       *   Interstate Bakeries Corp.                                                                    14,600             115,705
           J & J Snack Foods Corp.                                                                         700              42,518
           J. M. Smucker Co.                                                                            58,782           2,665,764

       #   Kraft Foods, Inc.                                                                           530,740          15,359,616
           Lance, Inc.                                                                                  14,100             258,594
           Longs Drug Stores Corp.                                                                      28,900           1,232,007
       *   M&F Worldwide Corp.                                                                           6,400             108,800
           MGP Ingredients, Inc.                                                                        12,200             137,494
           Molson Coors Brewing Co.                                                                     28,000           1,864,520
       *   Monterey Pasta Co.                                                                            7,500              32,325
           Nash Finch Co.                                                                               10,300             276,761
       *   Natrol, Inc.                                                                                    900               1,800
       *   Omega Protein Corp.                                                                           6,100              36,783
       *   Pathmark Stores, Inc.                                                                         9,720             104,587
           PepsiAmericas, Inc.                                                                         169,900           3,883,914
     * #   Performance Food Group Co.                                                                   21,500             610,600
           Pilgrim's Pride Corp.                                                                        30,700             982,400
     * #   PriceSmart, Inc.                                                                              4,650              38,548
           Pyramid Breweries, Inc.                                                                         100                 234
           Ralcorp Holdings, Inc.                                                                          800              33,352
     * #   Redhook Ale Brewery, Inc.                                                                     5,900              18,420
           Reynolds American, Inc.                                                                     134,600          11,982,092
           Ruddick Corp.                                                                                32,800             662,888
       *   San Filippo (John B.) & Son, Inc.                                                             1,100              15,081
       #   Seaboard Corp.                                                                                1,100           1,892,000
       *   Smart & Final Food, Inc.                                                                     12,700             171,450
       *   Smithfield Foods, Inc.                                                                       64,900           1,897,027
       *   Spartan Stores, Inc.                                                                          6,800              68,068
           Supervalu, Inc.                                                                             149,200           4,881,824
           Tasty Baking Co.                                                                              4,500              35,100
           The Topps Co., Inc.                                                                          10,103              80,218
       *   TreeHouse Foods, Inc.                                                                        13,400             264,248
           Tyson Foods, Inc. Class A                                                                   286,530           4,822,300
           Universal Corp.                                                                              20,400             823,752
           Weis Markets, Inc.                                                                           23,800           1,001,980
       *   Wild Oats Markets, Inc.                                                                       1,000              12,080
     * #   Winn-Dixie Stores, Inc.                                                                      13,500               8,201
                                                                                                                 -----------------
Total Consumer Staples                                                                                                 101,666,926
                                                                                                                 -----------------
Utilities -- (0.3%)
       *   CMS Energy Corp.                                                                             24,475             342,161
           Dominion Resources, Inc.                                                                      1,194              90,684
       *   Dynegy, Inc.                                                                                 64,600             309,434
           Energen Corp.                                                                                22,600             829,420
           New Jersey Resources Corp.                                                                   22,400             952,224
           Questar Corp.                                                                                36,800           2,743,808
       *   Reliant Energy, Inc.                                                                        177,500           1,625,900
           South Jersey Industries, Inc.                                                                28,400             816,500
       *   Southern Union Co.                                                                           25,890             611,004
                                                                                                                 -----------------
Total Utilities                                                                                                          8,321,135
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                  2,463,243,633
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     * #   RCN Corp. Warrants 12/21/06                                                                       8                   0
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (6.2%)
      ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $146,295,000 U.S. Treasury Note 4.50%, 11/15/10,
              valued at $147,196,860) to be repurchased at $144,324,571                      $         144,309         144,308,737
           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $19,941,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $19,542,180) to be repurchased at $19,255,075                                             19,253          19,253,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                       163,561,737
                                                                                                                 -----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $1,887,586,061)                                                                                            $   2,626,805,370
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005

                                                                                                   SHARES              VALUE+
                                                                                             -----------------   -----------------
COMMON STOCKS -- (91.9%)
Financials -- (17.4%)
           1st Source Corp.                                                                                900   $          22,743
           21st Century Insurance Group                                                                  6,500             111,150
           A.G. Edwards, Inc.                                                                            6,100             268,827
           ABC Bancorp                                                                                     300               6,036
     * #   Accredited Home Lenders Holding Co.                                                           1,000              43,320
       *   ACE Cash Express, Inc.                                                                          900              21,447
           Advanta Corp. Class A                                                                           600              18,378
           Advanta Corp. Class B Non-Voting                                                                300               9,714
       *   Aether Holdings, Inc.                                                                         1,200               4,176
     * #   Affiliated Managers Group, Inc.                                                               2,850             224,694
           AFLAC, Inc.                                                                                  45,300           2,174,400
           Alabama National Bancorporation                                                               1,100              72,930
           Alfa Corp.                                                                                    4,804              83,734
       *   Allegheny Corp.                                                                                 108              31,773
           Allmerica Financial Corp.                                                                     4,300             171,785
           Allstate Corp.                                                                               49,157           2,757,708
           AMBAC Financial Group, Inc.                                                                   7,700             590,513
           Amcore Financial, Inc.                                                                        1,300              40,651
           Amegy Bancorporation, Inc.                                                                    4,700             112,236
           American Capital Strategies, Ltd.                                                             6,300             241,668
           American Equity Investment Life Holding Co.                                                   1,200              14,112
           American Express Co.                                                                        105,700           5,435,094
           American Financial Group, Inc.                                                                5,100             189,465
           American International Group, Inc.                                                          184,600          12,394,044
           American National Insurance Co.                                                                 500              58,570
       *   American Physicians Capital, Inc.                                                               600              27,270
       *   American West Bancorporation                                                                    133               3,066
       *   AmeriCredit Corp.                                                                            11,800             292,640
           Ameriprise Financial, Inc.                                                                   20,040             842,682
       *   AmeriServe Financial, Inc.                                                                      700               3,360
       *   Ameritrade Holding Corp.                                                                     28,100             656,416
           AmerUs Group Co.                                                                              3,100             182,063
       #   AmSouth Bancorporation                                                                       24,000             638,160
           Anchor Bancorp Wisconsin, Inc.                                                                1,300              40,170
           AON Corp.                                                                                    21,900             797,379
       *   Argonaut Group, Inc.                                                                          1,700              54,060
           Associated Banc-Corp                                                                          8,814             288,923
       #   Assurant, Inc.                                                                               10,700             472,084
       #   ASTA Funding, Inc.                                                                            1,200              29,736
           Astoria Financial Corp.                                                                       7,250             205,030
           BancFirst Corp.                                                                                 300              23,913
           BancorpSouth, Inc.                                                                            4,700             106,737
       *   Bancshares of Florida, Inc.                                                                     400               8,788
           Bank of America Corp.                                                                       239,652          10,997,630

           Bank of Hawaii Corp.                                                                          3,500             180,635
           Bank of New York Co., Inc.                                                                   51,900           1,681,560
       #   Bank of The Ozarks, Inc.                                                                      1,000              37,100
           BankAtlantic Bancorp, Inc. Class A                                                            3,900              54,366
           BankUnited Financial Corp. Class A                                                            1,700              43,333
           Banner Corp.                                                                                    600              18,924
           Bay View Capital Corp.                                                                          220               3,689
       #   BB&T Corp.                                                                                   37,478           1,594,689
           Bear Stearns Companies, Inc.                                                                 10,000           1,109,900
           Berkley (W.R.) Corp.                                                                         11,287             526,200
           Berkshire Hills Bancorp, Inc.                                                                   100               3,259
           Blackrock, Inc.                                                                               1,600             172,544
           BOK Financial Corp.                                                                           5,829             277,286
           Boston Private Financial Holdings, Inc.                                                       2,400              74,400
           Bristol West Holdings, Inc.                                                                   2,000              37,060
       #   Brookline Bancorp, Inc.                                                                       2,800              39,368
           Brown & Brown, Inc.                                                                          10,800             315,144
           Camden National Corp.                                                                           300              10,707
           Capital Corp. of the West                                                                       800              27,648
       *   Capital Crossing Bank                                                                           100               3,279
           Capital One Financial Corp.                                                                  17,631           1,464,435
           Capital Title Group, Inc.                                                                       800               4,944
       #   Capitalsource, Inc.                                                                          10,100             241,390
       #   Capitol Federal Financial                                                                     4,789             163,496
           Cardinal Financial Corp.                                                                      1,100              12,045
           Cash America International, Inc.                                                              2,200              49,830
           Cathay General Bancorp                                                                        4,052             153,976
       *   CB Richard Ellis Group, Inc.                                                                  5,300             294,150
           Center Financial Corp.                                                                        1,000              25,100
       *   Central Coast Bancorp                                                                           200               4,924
           Central Pacific Financial Corp.                                                               1,300              47,580
       *   Ceres Group, Inc.                                                                             1,000               5,000
           Chemical Financial Corp.                                                                        976              31,544
           Chittenden Corp.                                                                              2,775              82,612
           Chubb Corp.                                                                                  13,500           1,307,340
           Cincinnati Financial Corp.                                                                   10,971             488,539
           CIT Group, Inc.                                                                              16,200             801,900
           Citigroup, Inc.                                                                             319,444          15,509,006
           Citizens Banking Corp.                                                                        2,600              76,934
     * #   Citizens, Inc.                                                                                2,257              12,007
           City Holding Co.                                                                              1,100              40,128
           City National Corp.                                                                           3,500             255,605
           Clark, Inc.                                                                                   1,000              14,130
       *   CNA Financial Corp.                                                                          20,600             701,430
       *   CNA Surety Corp.                                                                              2,700              39,879
           Cohen & Steers, Inc.                                                                            800              14,632
           Columbia Banking System, Inc.                                                                 1,155              33,322
           Comerica, Inc.                                                                               11,300             651,671
       #   Commerce Bancorp, Inc.                                                                       11,900             400,911
           Commerce Bancshares, Inc.                                                                     4,834             250,170
           Commerce Group, Inc.                                                                          2,100             121,926
           Commercial Capital Bancorp, Inc.                                                              1,449              24,169
           Commercial Federal Corp.                                                                      1,300              44,772
           Community Bank System, Inc.                                                                   1,200              28,716
           Compass Bancshares, Inc.                                                                      8,600             416,756

     * #   CompuCredit Corp.                                                                             4,100             160,187
           Corus Bankshares, Inc.                                                                        1,744             102,512
           Countrywide Financial Corp.                                                                  52,298           1,820,493
       *   Covanta Holding Corp.                                                                         7,510              97,930
       *   Credit Acceptance Corp.                                                                       2,191              34,618
           Cullen Frost Bankers, Inc.                                                                    3,400             183,124
           CVB Financial Corp.                                                                           6,483             130,568
           Delphi Financial Group, Inc. Class A                                                          1,800              85,284
           Delta Financial Corp.                                                                            83                 663
           Dime Community Bancshares                                                                     2,350              34,803
           Donegal Group, Inc. Class A                                                                     500              12,115
       #   Downey Financial Corp.                                                                        2,200             142,340
       *   E*TRADE Financial Corp.                                                                      32,000             624,640
           East West Bancorp, Inc.                                                                       4,200             158,928
           Eaton Vance Corp.                                                                             9,700             266,556
       *   Encore Capital Group, Inc.                                                                    1,700              27,846
           Erie Indemnity Co.                                                                            4,657             246,821
       *   eSpeed, Inc.                                                                                  2,100              17,997
       #   F.N.B. Corp.                                                                                  3,125              57,281
           FBL Financial Group, Inc. Class A                                                               900              28,215
           Federal Agriculture Mortgage Corporation                                                        600              16,722
           Federated Investors, Inc.                                                                     8,500             310,590
           Fidelity Bankshares, Inc.                                                                     1,762              54,957
           Fidelity National Financial, Inc.                                                            12,066             456,336
           Fidelity National Title Group, Inc.                                                           2,076              47,333
           Fifth Third Bancorp                                                                          11,971             482,072
           Financial Federal Corp.                                                                       1,500              60,630
       *   First Acceptance Corp.                                                                        2,700              27,432
           First American Corp.                                                                          7,000             329,350
           First Bancorp                                                                                   400               8,812
           First Busey Corp.                                                                               400               8,408
       *   First Cash Financial Services, Inc.                                                           1,250              36,250
           First Charter Corp.                                                                           1,800              45,072
           First Citizens BancShares, Inc.                                                                 100              18,747
           First Commonwealth Financial Corp.                                                            4,200              56,658
           First Community Bancorp                                                                       1,000              51,760
           First Community Bancshares, Inc.                                                                900              27,792
       #   First Financial Bancorp                                                                       2,600              50,050
           First Financial Corp.                                                                           200               5,476
           First Financial Holdings, Inc.                                                                  900              27,486
           First Horizon National Corp.                                                                  3,500             136,220
           First Indiana Corp.                                                                             900              31,455
       #   First Marblehead Corp.                                                                          700              23,660
           First Merchants Corp.                                                                           700              18,109
           First Midwest Bancorp, Inc.                                                                   2,900             108,547
       #   First Niagara Financial Group, Inc.                                                           7,484             108,443
           First Place Financial Corp.                                                                     500              11,930
       *   First Regional Bancorp                                                                          100               7,116
           First Republic Bank                                                                           1,950              75,601
           First State Bancorporation                                                                    1,000              24,740
       *   FirstCity Financial Corp.                                                                       500               5,780
     * #   FirstFed Financial Corp.                                                                      1,400              73,276
           FirstMerit Corp.                                                                              5,700             151,962
           Flagstar Bancorp, Inc.                                                                        2,800              42,196
           Flushing Financial Corp.                                                                      1,000              16,800

           Forest City Enterprises, Inc. Class A                                                           600              23,328
           Forest City Enterprises, Inc. Class B                                                           300              11,742
       *   FPIC Insurance Group, Inc.                                                                    1,000              37,880
       *   Franklin Bank Corp.                                                                           1,400              25,900
           Franklin Resources, Inc.                                                                     21,300           1,978,344
           Fremont General Corp.                                                                         6,000             140,460
           Frontier Financial Corp.                                                                      1,300              42,094
           Fulton Financial Corp.                                                                        9,671             168,082
           Gallagher (Arthur J.) & Co.                                                                   5,400             164,430
           GAMCO Investors, Inc.                                                                           600              27,180
           Gateway Financial Holdings, Inc.                                                                330               5,702
           Glacier Bancorp, Inc.                                                                         2,056              67,684
           Gold Banc Corporation, Inc.                                                                   1,700              30,770
           Golden West Financial Corp.                                                                  27,600           1,788,204
           Greater Bay Bancorp                                                                           3,000              79,920
       #   Greenhill & Co., Inc.                                                                         2,200             120,758
       *   Grubb & Ellis Co.                                                                               100                 710
           Hancock Holding Co.                                                                           1,900              73,112
           Hanmi Financial Corp.                                                                         3,300              61,479
           Harbor Florida Bancshares, Inc.                                                               1,600              60,256
           Harleysville Group, Inc.                                                                      1,000              27,310
           Harleysville National Corp.                                                                   1,923              40,614
           Hartford Financial Services Group, Inc.                                                      19,900           1,738,663
       #   HCC Insurance Holdings, Inc.                                                                  8,750             267,312
           Heartland Financial USA, Inc.                                                                   500              10,220
           Hilb Rogal Hamilton Co.                                                                       2,900             113,042
           Horace Mann Educators Corp.                                                                   1,500              28,410
           Horizon Financial Corp.                                                                         300               6,795
           Hudson City Bancorp, Inc.                                                                    32,163             383,061
           Hudson United Bancorp                                                                         2,300              96,830
           Huntington Bancshares, Inc.                                                                  15,900             380,964
           IBERIABANK Corp.                                                                                625              34,319
           Independence Community Bank Corp.                                                             5,102             202,243
           Independent Bank Corp. MA                                                                       800              23,384
           Independent Bank Corp. MI                                                                     1,460              42,588
           IndyMac Bancorp, Inc.                                                                         4,000             153,120
           Infinity Property & Casualty Corp.                                                            1,100              40,645
           Instinet Group, Inc.                                                                         23,100             117,117
           Integra Bank Corp.                                                                            1,100              23,595
           International Bancshares Corp.                                                                4,300             129,000
       *   Investment Technology Group, Inc.                                                             3,250             126,392
       #   Investors Financial Services Corp.                                                            5,100             192,525
           Irwin Financial Corp.                                                                         1,200              27,144
           Janus Capital Group, Inc.                                                                    17,700             339,309
       #   Jefferies Group, Inc.                                                                         4,800             211,248
           Jefferson-Pilot Corp.                                                                         6,800             377,740
           Jones Lang LaSalle, Inc.                                                                      2,600             129,948
           JPMorgan Chase & Co.                                                                        211,452           8,088,039
           KeyCorp                                                                                      28,400             941,744
       *   Knight Capital Group, Inc.                                                                    5,000              50,600
       #   LandAmerica Financial Group, Inc.                                                             1,100              71,225
           Legg Mason, Inc.                                                                              9,350           1,146,777
           Lehman Brothers Holdings, Inc.                                                               24,695           3,111,570
           Leucadia National Corp.                                                                       8,750             414,575
           Lincoln National Corp.                                                                       10,900             566,582

           Loews Corp.                                                                                  16,600           1,603,228
           M&T Bank Corp.                                                                                7,600             822,472
           Macatawa Bank Corp.                                                                             100               3,814
           MAF Bancorp, Inc.                                                                             1,100              46,827
           Main Street Banks, Inc.                                                                       1,400              38,878
           Manulife Financial Corp.                                                                     13,353             768,198
       *   Markel Corp.                                                                                    900             285,525
       *   Marlin Business Services, Inc.                                                                  900              20,439
           Marsh & McLennan Companies, Inc.                                                             23,700             732,093
           Marshall & Ilsley Corp.                                                                      18,300             786,534
           MB Financial, Inc.                                                                            2,150              80,754
           MBIA, Inc.                                                                                    7,900             488,062
           MBNA Corp.                                                                                   56,850           1,521,874
           MBT Financial Corp.                                                                             900              16,110
       *   Meadowbrook Insurance Group, Inc.                                                               300               1,950
           Medallion Financial Corp.                                                                       100               1,003
           Mellon Financial Corp.                                                                       29,100             978,924
           Mercantile Bankshares Corp.                                                                   5,700             338,637
           Mercury General Corp.                                                                         3,700             219,410
           Merrill Lynch & Co., Inc.                                                                    79,700           5,293,674
           MetLife, Inc.                                                                                67,300           3,461,912
       *   Metris Companies, Inc.                                                                        4,100              61,459
           MGIC Investment Corp.                                                                         7,500             488,250
           Midland Co.                                                                                     100               3,780
           Mid-State Bancshares                                                                          1,600              44,656
           Midwest Banc Holdings, Inc.                                                                   1,300              29,367
           Moody's Corp.                                                                                25,000           1,503,750
           Morgan Stanley                                                                               84,100           4,712,123
           Municipal Mortgage & Equity, L.L.C.                                                           1,500              37,995
       *   Nasdaq Stock Market, Inc.                                                                     5,800             226,954
           National City Corp.                                                                          33,651           1,141,105
           National Penn Bancshares, Inc.                                                                2,593              53,390
           National Western Life Insurance Co. Class A                                                     100              22,000
           Nationwide Financial Services, Inc.                                                           3,600             151,740
       *   Navigators Group, Inc.                                                                          900              36,369
           NBT Bancorp, Inc.                                                                             1,900              43,453
       *   Nelnet, Inc. Class A                                                                          3,000             114,150
           New York Community Bancorp, Inc.                                                              9,644             160,573
           NewAlliance Bancshares, Inc.                                                                  2,500              37,350
       *   Newtek Business Services, Inc.                                                                  900               1,413
           North Fork Bancorporation, Inc.                                                              29,605             799,335
           Northern Trust Corp.                                                                         16,700             879,923
           Northwest Bancorp, Inc.                                                                       2,900              64,177
           Nuveen Investments                                                                            5,400             223,884
           Oak Hill Financial, Inc.                                                                        100               3,300
           OceanFirst Financial Corp.                                                                      926              22,317
       *   Ocwen Financial Corp.                                                                         3,555              30,004
       #   Odyssey Re Holdings Corp.                                                                     5,100             130,764
           Ohio Casualty Corp.                                                                           4,800             142,080
           Old National Bancorp                                                                          4,240              92,856
           Old Republic International Corp.                                                             11,450             304,570
           Omega Financial Corp.                                                                           100               2,933
           Pacific Capital Bancorp                                                                       2,733             101,996
       *   Pacific Mercantile Bancorp                                                                      100               1,709
       *   Park National Corp.                                                                             400              42,020

           Peapack-Gladstone Financial Corp.                                                               100               2,859
       *   Penn Treaty American Corp.                                                                      100                 999
           Peoples Bancorp, Inc. OH                                                                        200               5,804
           Peoples Bank CT                                                                               8,425             262,186
           PFF Bancorp, Inc.                                                                             1,560              47,658
       *   Philadelphia Consolidated Holding Corp.                                                       2,000             193,820
       *   Pinnacle Financial Partners, Inc.                                                               500              12,450
       *   Piper Jaffray Companies, Inc.                                                                 1,004              39,899
       *   PMA Capital Corp. Class A                                                                     1,700              15,096
           PMI Group, Inc.                                                                               7,300             296,380
           PNC Financial Services Group, Inc.                                                           20,000           1,275,400
           Presidential Life Corp.                                                                       1,100              21,219
           Principal Financial Group, Inc.                                                              24,800           1,256,616
       *   ProAssurance Corp.                                                                            2,600             129,428
           Progressive Corp.                                                                            16,600           2,041,634
           Prosperity Bancshares, Inc.                                                                   2,000              61,200
           Protective Life Corp.                                                                         4,500             198,810
           Provident Bankshares Corp.                                                                    2,086              74,345
           Provident Financial Services, Inc.                                                            2,300              41,377
           Provident New York Bancorp                                                                    2,835              32,858
           Prudential Financial, Inc.                                                                   45,500           3,521,700
       #   Pulaski Financial Corp.                                                                         100               1,770
           Radian Group, Inc.                                                                            7,100             401,576
           Raymond James Financial, Inc.                                                                 6,050             219,252
           Regions Financial Corp.                                                                      33,159           1,117,127
           Reinsurance Group of America, Inc.                                                            4,900             231,672
           Renasant Corp.                                                                                  600              19,056
           Republic Bancorp, Inc.                                                                        4,563              56,684
       *   Rewards Network, Inc.                                                                         1,300               7,488
           RLI Corp.                                                                                     1,900              99,180
           S&T Bancorp, Inc.                                                                             1,817              69,845
           Safeco Corp.                                                                                  7,900             444,375
           Sanders Morris Harris Group, Inc.                                                             1,218              20,791
           Sandy Spring Bancorp, Inc.                                                                    1,000              37,040
           Schwab (Charles) Corp.                                                                      111,200           1,695,800
           Seacoast Banking Corp. of Florida                                                             1,000              24,280
           SEI Investments Co.                                                                           8,260             337,421
           Selective Insurance Group, Inc.                                                                 900              50,373
           Sierra Bancorp                                                                                  100               2,305
           Simmons First National Corp. Class A                                                            889              24,910
           Sky Financial Group, Inc.                                                                     7,400             219,632
           SLM Corp.                                                                                    31,800           1,671,090
           Sound Federal Bancorp, Inc.                                                                     200               3,946
           South Financial Group, Inc.                                                                   4,701             139,479
           Southwest Bancorp, Inc.                                                                       1,100              24,827
           Sovereign Bancorp, Inc.                                                                      28,800             629,568
           StanCorp Financial Group, Inc.                                                                2,500             257,600
           State Auto Financial Corp.                                                                    3,100             106,733
           State Bancorp, Inc.                                                                             100               1,837
           State Street Corp.                                                                           28,000           1,615,320
           Sterling Bancorp                                                                              1,260              25,074
           Sterling Bancshares, Inc.                                                                     3,400              53,006
           Sterling Financial Corp./Spokane                                                              2,667              69,609
           Stewart Information Services Corp.                                                              900              45,504
       *   Stifel Financial Corp.                                                                        1,100              41,184

           Student Loan Corp.                                                                            1,800             379,998
       *   Sun Bancorp, Inc.                                                                             1,171              23,221
           SunTrust Banks, Inc.                                                                         25,117           1,827,011
           Susquehanna Bancshares, Inc.                                                                  1,700              41,684
       *   SVB Financial Group                                                                           3,900             187,551
           Synovus Financial Corp.                                                                      22,700             639,005
           T. Rowe Price Group, Inc.                                                                    10,200             733,890
       *   Tarragon Corp.                                                                                1,000              19,870
           TCF Financial Corp.                                                                           8,400             230,664
           TD Banknorth, Inc.                                                                           15,055             446,832
           Texas Regional Bancshares, Inc. Class A                                                       2,625              76,519
       *   The Banc Corp.                                                                                  500               5,910
       *   The Bancorp, Inc.                                                                               200               3,660
           The Colonial BancGroup, Inc.                                                                 10,500             261,555
           The Goldman Sachs Group, Inc.                                                                38,600           4,977,856
           The Phoenix Companies, Inc.                                                                   4,100              55,760
           The St. Joe Corp.                                                                             6,100             405,040
           The St. Paul Travelers Companies, Inc.                                                       50,207           2,336,132
           TierOne Corp.                                                                                 1,000              29,970
           Torchmark Corp.                                                                               8,300             449,196
       *   Tradestation Group, Inc.                                                                      2,800              33,348
       *   Trammell Crow Co.                                                                             2,700              69,822
           Transatlantic Holdings, Inc.                                                                  4,750             332,262
       *   Triad Guaranty, Inc.                                                                          1,100              47,696
           Trico Bancshares                                                                                400               9,472
           TrustCo Bank Corp. NY                                                                         3,700              48,026
           Trustmark Corp.                                                                               3,449              98,641
           U.S. Bancorp                                                                                121,000           3,663,880
           UCBH Holdings, Inc.                                                                           5,100              89,964
           UICI                                                                                          2,700              96,174
           UMB Financial Corp.                                                                           1,500              99,570
           Umpqua Holdings Corp.                                                                         2,545              67,239
           Union Bankshares Corp.                                                                          100               4,817
           UnionBanCal Corp.                                                                            10,000             692,000
       *   United America Indemnity, Ltd.                                                                  310               5,874
           United Bankshares, Inc.                                                                       2,000              75,580
           United Community Banks, Inc.                                                                  2,850              81,367
           United Community Financial Corp.                                                              1,200              14,148
           United Fire & Casualty Co.                                                                    1,800              82,260
           Unitrin, Inc.                                                                                 4,500             213,210
       *   Universal American Financial Corp.                                                            4,571              67,468
       *   Univest Corporation of Pennsylvania                                                             300               7,698
           UnumProvident Corp.                                                                          21,800             479,600
           USB Holding Co., Inc.                                                                           200               4,360
           Valley National Bancorp                                                                       7,106             175,021
       *   Vesta Insurance Group, Inc.                                                                     500                 500
       *   Virginia Commerce Bancorp, Inc.                                                                 100               2,938
       #   Wachovia Corp.                                                                              109,592           5,852,213
           Waddell & Reed Financial, Inc.                                                                3,300              70,422
           Washington Federal, Inc.                                                                      5,402             131,107
           Washington Mutual, Inc.                                                                      66,670           2,746,137
           Washington Trust Bancorp, Inc.                                                                  708              19,845
           Webster Financial Corp.                                                                       3,400             162,724
           Wells Fargo & Co.                                                                           113,800           7,152,330
           Wesbanco, Inc.                                                                                1,132              36,224

           Wesco Financial Corp.                                                                           100              35,900
           West Bancorporation                                                                             981              19,120
           West Coast Bancorp                                                                            1,000              26,350
           Westamerica Bancorporation                                                                    2,000             109,280
           Westcorp, Inc.                                                                                4,200             282,408
           Westwood Holdings Group, Inc.                                                                   125               2,282
       *   WFS Financial, Inc.                                                                           2,700             209,574
           Whitney Holding Corp.                                                                         3,900             114,270
           Willow Grove Bancorp, Inc.                                                                      300               4,704
           Wilmington Trust Corp.                                                                        3,600             145,764
           Wilshire Bancorp, Inc.                                                                        1,000              17,010
       *   Wilshire Enterprises, Inc.                                                                      100                 774
           Wintrust Financial Corp.                                                                      1,850             103,933
       *   World Acceptance Corp.                                                                        1,400              38,556
           Zions Bancorporation                                                                          7,100             536,973
                                                                                                                 -----------------
Total Financials                                                                                                       188,580,023
                                                                                                                 -----------------
Information Technology -- (15.3%)
       *   3Com Corp.                                                                                   24,000              86,880
       *   Acacia Research-Acacia Technologies                                                           1,010               7,070
     * #   Access Integrated Technologies, Inc.                                                            300               2,439
       *   Actel Corp.                                                                                   1,400              20,384
       *   ActivCard Corp.                                                                               1,600               5,984
       *   Activision, Inc.                                                                             20,533             273,294
       *   Actuate Corp.                                                                                 2,300               7,590
           Acxiom Corp.                                                                                  6,800             150,824
       *   Adaptec, Inc.                                                                                   600               2,982
       *   ADC Telecommunications, Inc.                                                                  9,528             194,657
       *   ADDvantage Technologies Group, Inc.                                                             500               2,090
           Adobe Systems, Inc.                                                                          35,600           1,160,916
           Adtran, Inc.                                                                                  6,470             191,253
       *   Advanced Digital Information Corp.                                                            4,200              44,100
       *   Advanced Energy Industries, Inc.                                                              2,000              26,720
       *   Advanced Micro Devices, Inc.                                                                 32,100             840,378
       *   Advent Software, Inc.                                                                         2,200              63,008
       *   Aeroflex, Inc.                                                                                4,200              46,074
       *   Aetrium, Inc.                                                                                   100                 348
       *   Affiliated Computer Services, Inc. Class A                                                   10,200             568,956
       *   Agile Software Corp.                                                                          2,600              16,146
       *   Agilent Technologies, Inc.                                                                   37,600           1,340,816
           Agilysys, Inc.                                                                                2,000              38,100
       *   Airspan Networks, Inc.                                                                        1,800              10,584
       *   Akamai Technologies, Inc.                                                                    30,500             608,780
     * #   Alliance Data Systems Corp.                                                                   6,600             254,562
       *   Alliance Semiconductor Corp.                                                                    400               1,168
       *   Altera Corp.                                                                                 17,500             319,550
       *   Altiris, Inc.                                                                                 1,600              26,416
     * #   Amkor Technology, Inc.                                                                       12,327              76,427
           Amphenol Corp.                                                                                7,600             317,452
     * #   Anadigics, Inc.                                                                               1,200               6,294
       *   Analex Corp.                                                                                    100                 306
       #   Analog Devices, Inc.                                                                         30,498           1,156,484
       *   Anaren, Inc.                                                                                    348               4,994
       *   Andrew Corp.                                                                                 12,032             131,510
       #   Anixter International, Inc.                                                                   3,300             120,912

       *   Ansoft Corp.                                                                                    900              31,221
       *   Ansys, Inc.                                                                                   1,800              75,636
     * #   Anteon International Corp.                                                                    2,400             102,888
       *   Apple Computer, Inc.                                                                         56,700           3,845,394
       *   Applied Films Corp.                                                                             800              16,024
       #   Applied Materials, Inc.                                                                     141,800           2,567,998
       *   Applied Micro Circuits Corp.                                                                 12,400              32,736
       *   aQuantive, Inc.                                                                               4,100             110,249
       *   Ariba, Inc.                                                                                   1,500              12,945
       *   Arris Group, Inc.                                                                             8,079              78,528
       *   Arrow Electronics, Inc.                                                                      10,400             322,400
       *   Aspen Technology, Inc.                                                                        1,000               7,400
       *   Asyst Technologies, Inc.                                                                      2,600              16,172
       *   Atari, Inc.                                                                                   6,588               8,301
       *   Atheros Communications                                                                          100                 969
       *   Atmel Corp.                                                                                  25,300              84,755
       *   ATMI, Inc.                                                                                    2,900              82,969
       *   August Technology Corp.                                                                         400               4,308
       *   Autobytel, Inc.                                                                                 800               4,176
           Autodesk, Inc.                                                                               18,800             784,336
           Automatic Data Processing, Inc.                                                              43,400           2,039,800
       *   Avaya, Inc.                                                                                  39,700             473,224
       *   Avici Systems, Inc.                                                                             300               1,272
       *   Avid Technology, Inc.                                                                         2,721             137,356
       *   Avnet, Inc.                                                                                  12,100             272,250
       *   Avocent Corp.                                                                                 3,200              93,888
           AVX Corp.                                                                                    12,700             173,990
       *   Aware, Inc.                                                                                     900               5,364
       *   Axcelis Technologies, Inc.                                                                    5,500              26,070
       *   Axesstel, Inc.                                                                                  795               1,574
     * #   Bankrate, Inc.                                                                                1,300              41,925
       *   BEA Systems, Inc.                                                                            30,800             270,116
       *   BearingPoint, Inc.                                                                           12,200              88,816
           Bel Fuse, Inc. Class B                                                                          800              26,824
           Belden CDT, Inc.                                                                              1,600              37,376
       *   Bell Microproducts, Inc.                                                                      1,800              15,480
       *   Benchmark Electronics, Inc.                                                                   2,600              79,690
       *   BindView Development Corp.                                                                    1,900               7,524
       *   BISYS Group, Inc.                                                                             9,700             129,980
           Black Box Corp.                                                                               1,000              46,710
       *   Blackboard, Inc.                                                                                700              21,658
       *   Blue Coat Systems, Inc.                                                                         900              40,761
       *   BMC Software, Inc.                                                                           16,400             336,036
       *   Bookham, Inc.                                                                                   600               2,820
       *   Borland Software Corp.                                                                          100                 607
       *   Bottomline Technologies, Inc.                                                                 1,500              16,650
       *   Brightpoint, Inc.                                                                             1,987              55,928
       *   Broadcom Corp.                                                                               19,300             898,222
       *   Brocade Communications Systems, Inc.                                                          1,300               5,681
       *   Brooks Automation, Inc.                                                                       1,665              21,412
       *   BSQUARE Corp.                                                                                   100                 250
     * #   Cabot Microelectronics Corp.                                                                  2,000              61,860
       *   CACI International, Inc. Class A                                                              2,500             138,400
       *   Cadence Design Systems, Inc                                                                  23,200             397,648
       *   CalAmp Corp.                                                                                  1,100              12,760

       *   California Micro Devices Corp.                                                                  900               8,253
       *   Captaris, Inc.                                                                                  500               2,045
       *   Captiva Software Corp.                                                                          500              11,055
       *   Carreker Corp.                                                                                1,100               5,522
       *   Carrier Access Corp.                                                                          1,400               6,790
       *   Catalyst Semiconductor, Inc.                                                                    500               2,375
       *   Catapult Communications Corp.                                                                 1,050              17,756
       *   CCC Information Services Group, Inc.                                                            700              18,277
       *   C-COR, Inc.                                                                                   2,998              16,999
           CDW Corp.                                                                                     6,500             381,225
     * #   CellStar Corp.                                                                                  100                 210
       *   Centillium Communications, Inc.                                                               1,790               8,234
       *   Ceridian Corp.                                                                               12,300             295,200
           Certegy, Inc.                                                                                 4,800             193,008
       *   CheckFree Corp.                                                                               6,400             299,840
       *   Checkpoint Systems, Inc.                                                                      3,000              71,850
       *   Chordiant Software, Inc.                                                                      3,000               8,190
       *   Ciber, Inc.                                                                                   4,000              24,600
       *   Ciena Corp.                                                                                  18,500              55,315
       *   Cirrus Logic, Inc.                                                                            6,800              51,408
       *   Cisco Sytems, Inc.                                                                          443,750           7,783,375
       *   Citrix Systems, Inc.                                                                         12,700             344,678
       *   CMGI, Inc.                                                                                    1,400               2,422
       *   CNET Networks, Inc.                                                                          10,200             152,898
           Cognex Corp.                                                                                  3,500             108,290
       *   Cognizant Technology Solutions Corp.                                                          9,545             463,792
       *   Coherent, Inc.                                                                                2,200              69,498
           Cohu, Inc.                                                                                    1,600              42,672
       *   CommScope, Inc.                                                                               4,600              94,346
           Computer Associates International, Inc.                                                      51,744           1,475,221
       *   Computer Horizons Corp.                                                                         400               1,636
       *   Computer Sciences Corp.                                                                      14,200             713,266
       *   Compuware Corp.                                                                              33,416             308,430
       *   Comtech Telecommunications Corp.                                                              1,800              78,480
       *   Comverse Technology, Inc.                                                                    16,700             437,707
       *   Concur Technologies, Inc.                                                                     2,100              26,523
       *   Concurrent Computer Corp.                                                                     1,800               3,564
       *   Conexant Systems, Inc.                                                                        7,911              19,540
     * #   Convera Corp.                                                                                 3,000              46,800
       *   Convergys Corp.                                                                              11,700             194,220
       *   Corillian Corp.                                                                               1,800               5,022
       *   Corning, Inc.                                                                               106,400           2,154,600
       *   Covansys Corp.                                                                                3,100              45,570
     * #   Cray, Inc.                                                                                    2,300               3,473
       *   Credence Systems Corp.                                                                        5,900              47,849
     * #   Cree, Inc.                                                                                    6,000             160,980
       *   CSG Systems International, Inc.                                                               3,400              81,600
           CTS Corp.                                                                                     1,500              18,045
       *   Cyberguard Corp.                                                                              1,052               9,973
       *   Cyberoptics Corp.                                                                               410               5,170
       *   Cybersource Corp.                                                                             1,800              13,518
       *   Cymer, Inc.                                                                                   2,900             110,838
     * #   Cypress Semiconductor Corp.                                                                  11,000             165,000
           Daktronics, Inc.                                                                              1,500              40,650
           Dataram Corp.                                                                                   200               1,130

       *   Dell, Inc.                                                                                  109,500           3,302,520
           Diebold, Inc.                                                                                 3,800             147,668
       *   Digi International, Inc.                                                                      1,332              17,156
       *   Digimarc Corp.                                                                                  700               4,270
       *   Digital Insight Corp.                                                                         2,400              79,488
       *   Digital River, Inc.                                                                           2,300              59,616
       *   Digital Theater Systems, Inc.                                                                 1,200              17,376
       *   Digitas, Inc.                                                                                 5,900              73,750
       *   Ditech Communications Corp.                                                                     200               1,754
       *   DocuCorp International, Inc.                                                                    400               2,528
       *   Dot Hill Systems Corp.                                                                        2,400              15,888
       *   DSP Group, Inc.                                                                               2,300              59,800
     * #   DST Systems, Inc.                                                                             6,100             362,767
       *   Dycom Industries, Inc.                                                                        3,333              68,093
     * #   EarthLink, Inc.                                                                              10,200             116,688
       *   Echelon Corp.                                                                                 2,300              18,975
       *   eCollege.com, Inc.                                                                            1,400              23,226
       *   EDGAR Online, Inc.                                                                              800               1,528
       *   EFJ, Inc.                                                                                     1,100              10,736
       *   eFunds Corp.                                                                                  3,300              67,947
       *   Electro Scientific Industries, Inc.                                                           2,524              63,504
       *   Electroglas, Inc.                                                                               900               2,727
       *   Electronic Arts, Inc.                                                                        20,000           1,127,200
           Electronic Data Systems Corp.                                                                42,600             981,930
       *   Electronics for Imaging, Inc.                                                                 4,200             117,306
       *   Embarcadero Technologies, Inc.                                                                1,091               8,226
       *   EMC Corp.                                                                                   191,512           2,667,762
       *   EMCORE Corp.                                                                                  3,500              21,490
       *   EMS Technologies, Inc.                                                                          200               3,392
       *   Emulex Corp.                                                                                  6,300             125,559
       *   Entegris, Inc.                                                                               10,566             106,717
       *   Enterasys Networks, Inc.                                                                         23                 300
       *   Entrust, Inc.                                                                                 4,300              21,500
       *   Epicor Software Corp.                                                                         3,700              51,097
       *   EPIQ Systems, Inc.                                                                            1,400              26,614
       *   ePlus, Inc.                                                                                     100               1,448
       *   Equinix, Inc.                                                                                 1,900              75,848
       *   ESS Technology, Inc.                                                                          1,400               4,270
     * #   Euronet Worldwide, Inc.                                                                       2,510              67,820
       *   Exar Corp.                                                                                      100               1,236
       *   Excel Technology, Inc.                                                                        1,000              24,040
       *   Extreme Networks, Inc.                                                                        7,600              37,392
       *   F5 Networks, Inc.                                                                             2,600             137,358
           Factset Research Systems, Inc.                                                                3,850             149,072
       #   Fair Isaac Corp.                                                                              5,535             253,614
       *   Fairchild Semiconductor Corp. Class A                                                         9,934             172,256
     * #   FalconStor Software, Inc.                                                                     3,000              22,770
       *   Fargo Electronics                                                                               600              11,466
     * #   Faro Technologies, Inc.                                                                         900              17,118
       *   FEI Co.                                                                                       2,200              43,912
       *   Filenet Corp.                                                                                 3,300              88,902
           First Data Corp.                                                                             64,915           2,808,872
       *   Fiserv, Inc.                                                                                 15,700             714,507
       *   Flir Systems, Inc.                                                                            4,700             116,184
       *   FormFactor, Inc.                                                                              2,900              81,374

       *   Forrester Research, Inc.                                                                      1,600              29,824
       *   Foundry Networks, Inc.                                                                       12,200             169,458
       *   Freescale Semiconductor, Inc. Class B                                                        12,344             318,475
       *   FSI International, Inc.                                                                         400               1,636
     * #   Gartner Group, Inc.                                                                           7,000              94,360
     * #   Genesis Microchip, Inc.                                                                       2,500              56,000
           Gevity HR, Inc.                                                                               2,100              59,493
       *   Glenayre Technologies, Inc.                                                                   4,778              15,003
     * #   Global Imaging Systems, Inc.                                                                  1,700              61,914
           Global Payments, Inc.                                                                         7,100             310,838
       *   Harmonic, Inc.                                                                                4,800              26,352
       #   Harris Corp.                                                                                 10,600             472,548
       *   HEI, Inc.                                                                                       100                 410
           Henry Jack & Associates, Inc.                                                                 7,500             143,550
       *   Hewitt Associates, Inc. Class A                                                                 340               8,728
           Hewlett-Packard Co.                                                                         244,900           7,266,183
       *   HomeStore, Inc.                                                                               7,100              31,311
       *   Hutchinson Technology, Inc.                                                                   1,700              48,603
       *   Hypercom Corp.                                                                                4,211              26,108
     * #   Hyperion Solutions Corp.                                                                      3,000             158,850
       *   I.D. Systems, Inc.                                                                              200               3,980
       *   Identix, Inc.                                                                                 6,200              30,442
       *   iGATE Capital Corp.                                                                           1,100               4,455
           Imation Corp.                                                                                 2,700             118,692
       *   Immersion Corp.                                                                                 300               1,980
       *   Indus International, Inc.                                                                       300                 900
     * #   Infocrossing, Inc.                                                                            1,100               8,019
       *   InFocus Corp.                                                                                 1,800               6,732
       *   Informatica Corp.                                                                             5,500              61,820
       *   InfoSpace, Inc.                                                                               1,000              26,360
           infoUSA, Inc.                                                                                 3,100              31,403
       *   Ingram Micro, Inc.                                                                           13,300             249,774
       *   Innodata Isogen, Inc.                                                                           700               2,128
       *   Innovex, Inc.                                                                                   100                 413
           Integral Systems, Inc.                                                                          100               2,165
       *   Integrated Device Technology, Inc.                                                           11,000             131,780
       *   Integrated Silicon Solution, Inc.                                                             2,100              14,721
           Intel Corp.                                                                                 496,300          13,241,284
     * #   Intellisync Corp.                                                                             4,500              22,860
       *   Interactive Intelligence, Inc.                                                                  200                 982
       *   Interdigital Communications Corp.                                                             3,100              60,388
       *   Intergraph Corp.                                                                              2,100             100,842
       *   Interland, Inc.                                                                                 700               2,814
           International Business Machines Corp.                                                        84,400           7,503,160
       *   International Rectifier Corp.                                                                 5,600             198,576
       *   Internet Capital Group, Inc.                                                                  1,200               9,960
       *   Internet Security Systems, Inc.                                                               3,500              80,010
           Intersil Corp.                                                                               12,100             310,365
           Inter-Tel, Inc.                                                                               2,000              40,860
       *   Intervideo, Inc.                                                                                300               3,072
       *   Intervoice, Inc.                                                                              2,200              19,030
       *   Interwoven, Inc.                                                                              1,390              13,191
       *   Intevac, Inc.                                                                                 1,200              14,748
       *   Intrado, Inc.                                                                                 1,300              29,354
       *   Intuit, Inc.                                                                                 13,400             717,838

       *   Iomega Corp.                                                                                    900               2,331
       *   Iron Mountain, Inc.                                                                          10,425             430,031
       *   Itron, Inc.                                                                                   1,700              79,475
       *   iVillage, Inc.                                                                                4,600              37,720
       *   Ixia                                                                                          4,100              56,498
       *   IXYS Corp.                                                                                    2,400              28,848
     * #   j2 Global Communications, Inc.                                                                1,700              81,141
       *   Jabil Circuit, Inc.                                                                          17,000             563,040
       *   JDA Software Group, Inc.                                                                      2,100              31,500
       *   JDS Uniphase Corp.                                                                          116,500             299,405
     * #   Juniper Networks, Inc.                                                                       46,288           1,041,017
       *   Jupitermedia Corp.                                                                            2,400              39,288
       *   Keane, Inc.                                                                                   3,100              32,426
           Keithley Instruments, Inc.                                                                      700              11,263
       *   Kemet Corp.                                                                                   4,900              39,200
           KLA-Tencor Corp.                                                                             16,600             849,754
     * #   Komag, Inc.                                                                                   2,200              76,868
       *   Kopin Corp.                                                                                   5,400              36,936
       *   Kronos, Inc.                                                                                  1,550              73,362
       *   Kulicke & Soffa Industries, Inc.                                                              3,200              27,040
       *   Lam Research Corp.                                                                           11,100             416,694
           Landauer, Inc.                                                                                  300              14,670
     * #   LaserCard Corp.                                                                                 500               5,300
       *   Lattice Semiconductor Corp.                                                                   5,500              26,895
     * #   Lawson Software, Inc.                                                                         7,702              58,458
       *   LeCroy Corp.                                                                                    500               8,160
     * #   Lexar Media, Inc.                                                                             5,600              47,768
       *   Lexmark International, Inc.                                                                     700              33,334
       *   Lightbridge, Inc.                                                                               900               8,883
           Linear Technology Corp.                                                                      24,900             929,019
       *   Lionbridge Technologies, Inc.                                                                 4,100              26,650
       *   Littlefuse, Inc.                                                                              1,900              49,286
       *   LoJack Corp.                                                                                  1,200              33,816
       *   LSI Logic Corp.                                                                              33,800             277,498
       *   LTX Corp.                                                                                     2,200               9,768
       *   Lucent Technologies, Inc.                                                                   305,200             851,508
       *   Macromedia, Inc.                                                                              4,100             183,926
       *   Macrovision Corp.                                                                             3,200              49,728
       *   Magma Design Automation, Inc.                                                                 2,600              21,970
       *   Manhattan Associates, Inc.                                                                    2,200              47,102
       *   Mapinfo Corp.                                                                                 1,400              20,118
     * #   Marchex, Inc. Class B                                                                         1,200              28,080
       *   Mastec, Inc.                                                                                  4,100              40,467
     * #   Mattson Technology, Inc.                                                                      4,100              40,672
           Maxim Integrated Products, Inc.                                                              27,300             997,815
           Maximus, Inc.                                                                                 1,600              58,240
       *   Maxtor Corp.                                                                                 17,800              72,268
       *   Maxwell Technologies, Inc.                                                                      900              12,726
       *   McAfee, Inc.                                                                                 12,500             347,625
       *   McDATA Corp. Class A                                                                          6,940              25,262
       *   MedQuist, Inc.                                                                                  900               9,738
     * #   MEMC Electronic Materials, Inc.                                                              14,900             333,462
       *   Mentor Graphics Corp.                                                                         3,500              31,360
       *   Mercury Computer Systems, Inc.                                                                1,500              29,970
       *   Mercury Interactive Corp.                                                                     3,500              97,300

       *   Merix Corp.                                                                                     400               2,668
       *   MetaSolv, Inc.                                                                                1,700               4,845
           Methode Electronics, Inc.                                                                     1,000              10,450
       *   Metrologic Instruments, Inc.                                                                  1,700              33,235
       *   Micrel, Inc.                                                                                  5,900              71,272
       *   Micro Linear Corp.                                                                              200                 354
           Microchip Technology, Inc.                                                                   16,350             545,436
       *   Micromuse, Inc.                                                                               4,500              33,345
       *   Micron Technology, Inc.                                                                      50,300             717,278
       *   Micros Systems, Inc.                                                                          2,600             125,606
     * #   Microsemi Corp.                                                                               4,000             111,000
           Microsoft Corp.                                                                             822,500          22,791,475
       *   MicroStrategy, Inc.                                                                           1,000              73,870
       *   Microtune, Inc.                                                                               3,884              18,993
     * #   Midway Games, Inc.                                                                            5,900             129,328
     * #   Mindspeed Technologies, Inc.                                                                  4,700               8,648
       *   MIPS Technologies, Inc.                                                                         100                 591
       *   MIVA, Inc.                                                                                    1,355               6,816
       *   MKS Instruments, Inc.                                                                         2,800              52,836
       *   Mobility Electronics, Inc.                                                                    2,200              24,728
       *   Moldflow Corp.                                                                                  500               7,150
           Molex, Inc.                                                                                   2,000              53,580
           Molex, Inc. Class A                                                                           7,300             189,289
           MoneyGram International, Inc.                                                                 6,100             157,868
           Motorola, Inc.                                                                              207,900           5,008,311
       *   MPS Group, Inc.                                                                               6,000              75,420
       *   MRO Software, Inc.                                                                            2,200              33,528
     * #   MSC.Software Corp.                                                                              900              14,940
           MTS Systems Corp.                                                                             1,400              49,378
       *   Multi-Fineline Electronix, Inc.                                                                 700              25,900
     * #   Nanometrics, Inc.                                                                               500               5,550
       *   Napco Security Systems, Inc.                                                                    100               1,605
           National Instruments Corp.                                                                    6,200             160,022
       #   National Semiconductor Corp.                                                                 27,700             716,876
       *   NAVTEG Corp.                                                                                  3,100             130,200
       *   NCR Corp.                                                                                    13,900             471,905
       *   Neoforma, Inc.                                                                                  200               1,970
       *   Neoware Systems, Inc.                                                                         1,300              28,431
       *   NETGEAR, Inc.                                                                                 2,500              48,250
       *   NetIQ Corp.                                                                                   2,600              31,070
       *   Netlogic Microsystems, Inc.                                                                     100               2,606
     * #   Netopia, Inc.                                                                                   400               1,200
       *   NetRatings, Inc.                                                                              2,923              39,461
       *   NetScout Systems, Inc.                                                                          900               5,022
       *   Network Appliance, Inc.                                                                      24,400             710,528
       *   Network Equipment Technologies, Inc.                                                          1,000               4,690
       *   Newport Corp.                                                                                 2,500              34,500
       *   NIC, Inc.                                                                                     4,300              26,230
       *   NMS Communications Corp.                                                                      2,600              10,192
       *   Novatel Wireless, Inc.                                                                        2,200              29,964
       *   Novell, Inc.                                                                                 33,000             256,740
       *   Novellus Systems, Inc.                                                                       11,763             290,193
       *   Nuance Communications, Inc.                                                                  10,930              67,985
     * #   Nvidia Corp.                                                                                 12,900             466,593
     * #   NYFIX, Inc.                                                                                     800               3,300

     * #   OmniVision Technologies, Inc.                                                                 3,800              67,260
       *   ON Semiconductor Corp.                                                                       11,100              64,380
       *   Online Resources Corp.                                                                        1,700              19,924
       *   ONYX Software Corp.                                                                             600               1,980
       *   Open Solutions, Inc.                                                                            900              19,944
       *   Openwave Systems, Inc.                                                                        4,333              71,971
       *   OPNET Technologies, Inc.                                                                        500               4,805
       *   Opsware, Inc.                                                                                 3,100              18,290
       *   Oracle Corp.                                                                                355,050           4,462,979
     * #   OSI Systems, Inc.                                                                               700              13,181
       *   Overland Storage, Inc.                                                                          500               3,980
       *   Packeteer, Inc.                                                                                 600               5,520
       *   Palm, Inc.                                                                                    4,100             116,358
       *   Parametric Technology Corp.                                                                  19,150             112,028
           Park Electrochemical Corp.                                                                    1,500              37,860
     * #   Parkervision, Inc.                                                                              800               6,608
       *   Paxar Corp.                                                                                   2,200              42,086
           Paychex, Inc.                                                                                28,500           1,208,685
       *   PC Connection, Inc.                                                                           1,100               6,996
       *   PC-Tel, Inc.                                                                                    500               4,530
       *   PDF Solutions, Inc.                                                                           1,900              29,716
       *   Pegasus Solutions, Inc.                                                                         100                 711
       *   Perficient, Inc.                                                                                500               4,360
       *   Performance Technologies, Inc.                                                                  400               3,604
       *   Pericom Semiconductor Corp.                                                                     400               3,140
       *   Perot Systems Corp.                                                                           9,300             129,270
       *   Phoenix Technologies, Ltd.                                                                      700               4,431
       *   Photon Dynamics, Inc.                                                                         1,100              20,240
       *   Photronics, Inc.                                                                              2,800              44,464
       *   Pixelworks, Inc.                                                                              1,000               5,350
       *   Planar Systems, Inc.                                                                            500               4,850
           Plantronics, Inc.                                                                             3,100              85,622
       *   PLATO Learning, Inc.                                                                            600               4,332
       *   Plexus Corp.                                                                                  3,200              68,800
       *   PLX Technology, Inc.                                                                          1,600              15,792
       *   PMC-Sierra, Inc.                                                                              4,000              31,480
       *   Polycom, Inc.                                                                                 1,400              22,974
       *   Portal Software, Inc.                                                                         1,000               2,360
       *   Power Integrations, Inc.                                                                      2,300              50,163
       *   Powerwave Technologies, Inc.                                                                  8,460             106,258
       *   Presstek, Inc.                                                                                2,700              24,921
       *   Progress Software Corp.                                                                       2,700              83,538
           QAD, Inc.                                                                                     1,068               8,330
       *   QLogic Corp.                                                                                  4,900             161,994
           Qualcomm, Inc.                                                                              136,900           6,224,843
           Quality Systems, Inc.                                                                         1,200              97,344
       *   Quantum Corp.                                                                                14,900              44,551
       *   Quest Software, Inc.                                                                          7,700             121,275
       *   QuickLogic Corp.                                                                                700               2,492
       *   Radiant Systems, Inc.                                                                         1,900              24,757
       *   RadiSys Corp.                                                                                 1,760              32,208
       *   RAE Systems, Inc.                                                                             1,800               6,552
     * #   Rambus, Inc.                                                                                  5,000              83,950
       *   Ramtron International Corp.                                                                     800               1,864
       *   RealNetworks, Inc.                                                                           11,900             102,935

       *   Red Hat, Inc.                                                                                12,600             296,982
       *   Redback Networks, Inc.                                                                        4,100              55,309
       *   REMEC, Inc.                                                                                   1,627               1,904
           Renaissance Learning, Inc.                                                                    2,187              43,390
           Reynolds & Reynolds Co.                                                                       4,300             117,132
     * #   RF Micro Devices, Inc.                                                                       15,000              85,200
           Richardson Electronics, Ltd.                                                                    400               2,864
       *   Rimage Corp.                                                                                    300               8,595
       *   Riverstone Networks, Inc.                                                                       600                 299
       *   Rofin-Sinar Technologies, Inc.                                                                1,200              51,804
       *   Rogers Corp.                                                                                  1,300              49,790
       *   RSA Security, Inc.                                                                            5,400              70,200
       *   Rudolph Technologies, Inc.                                                                      600               7,710
       *   S1 Corp.                                                                                      2,300              10,097
           Sabre Holdings Corp.                                                                          8,400             192,108
       *   SafeNet, Inc.                                                                                 1,387              49,308
       *   Sandisk Corp.                                                                                13,698             699,420
       *   Sanmina-SCI Corp.                                                                             8,900              36,846
       *   Sapient Corp.                                                                                 7,700              47,894
       *   SBS Technologies, Inc.                                                                          500               5,150
       *   ScanSource, Inc.                                                                                900              53,361
           Scientific-Atlanta, Inc.                                                                     13,400             567,088
       *   Seachange International, Inc.                                                                 1,400              10,766
       *   Secure Computing Corp.                                                                        2,400              32,976
       *   Selectica, Inc.                                                                                 600               1,680
       *   Semitool, Inc.                                                                                1,900              18,088
       *   Semtech Corp.                                                                                 3,800              75,658
       *   Serena Software, Inc.                                                                         2,600              60,944
       *   SI International, Inc.                                                                          900              24,435
       #   Siebel Systems, Inc.                                                                         40,689             427,235
       *   Sigma Designs, Inc.                                                                             900              12,627
       *   Sigmatel, Inc.                                                                                  900              13,104
       *   Silicon Image, Inc.                                                                           1,800              17,478
     * #   Silicon Laboratories, Inc.                                                                    3,800             147,630
       *   Silicon Storage Technology, Inc.                                                                500               2,755
       *   SimpleTech, Inc.                                                                              2,327               8,773
       *   Sirenza Microdevices, Inc.                                                                    1,700               6,698
       *   Skyworks Solutions, Inc.                                                                      8,900              47,971
       *   SM&A                                                                                            800               6,640
       *   Solectron Corp.                                                                              78,900             283,251
       *   Sonic Solutions, Inc.                                                                         1,714              26,396
       *   SonicWALL, Inc.                                                                               3,800              28,234
       *   Sonus Networks, Inc.                                                                         16,900              69,459
           SpectraLink Corp.                                                                             1,000              12,910
       *   SPSS, Inc.                                                                                    1,300              37,544
       *   SRA International, Inc.                                                                       2,900              88,827
       *   SRS Labs, Inc.                                                                                  600               3,462
       *   Staktek Holdings, Inc.                                                                          400               2,300
       *   Standard Microsystems Corp.                                                                   1,652              49,395
           StarTek, Inc.                                                                                   600               9,966
       *   Stellent, Inc.                                                                                1,900              19,817
       *   Stratasys, Inc.                                                                                 700              16,597
       *   Stratex Networks, Inc.                                                                        2,800               9,240
       *   Stratos International, Inc.                                                                     200               1,196
       *   Sun Microsystems, Inc.                                                                      281,853           1,062,586

       *   Superior Essex, Inc.                                                                          1,100              20,735
       *   Supertex, Inc.                                                                                  900              38,016
       *   SupportSoft, Inc.                                                                             2,400               9,600
       *   Sybase, Inc.                                                                                  7,200             161,640
       *   Sycamore Networks, Inc.                                                                       9,600              39,072
       *   Sykes Enterprises, Inc.                                                                       3,000              41,400
       *   Symantec Corp.                                                                               81,469           1,439,557
           Symbol Technologies, Inc.                                                                    10,990             125,616
       *   Symmetricom, Inc.                                                                             3,000              26,280
     * #   Synaptics, Inc.                                                                               1,800              48,438
       *   SYNNEX Corp.                                                                                  1,000              15,650
       *   Synopsys, Inc.                                                                               12,296             240,018
       *   Synplicity, Inc.                                                                              1,100               8,415
           Syntel, Inc.                                                                                  3,100              63,736
       *   Take-Two Interactive Software, Inc.                                                           4,900              89,425
           TALX Corp.                                                                                    1,500              61,875
     * #   Taser International, Inc.                                                                     2,600              15,860
       *   Tech Data Corp.                                                                               4,900             192,619
           Technitrol, Inc.                                                                              1,300              23,010
     * #   Tekelec                                                                                       5,100              66,300
           Tektronix, Inc.                                                                               6,845             175,164
     * #   TeleCommunication Systems, Inc.                                                               1,300               2,925
     * #   Telkonet, Inc.                                                                                2,200              10,230
       *   Tellabs, Inc.                                                                                38,015             390,034
       *   Telular Corp.                                                                                   300                 951
       *   Teradyne, Inc.                                                                               16,000             234,080
       *   Terayon Communication Systems, Inc.                                                           5,200              10,764
       *   Terremark Worldwide, Inc.                                                                     7,600              26,448
       *   Tessera Technologies, Inc.                                                                    1,435              39,463
           Texas Instruments, Inc.                                                                     134,500           4,368,560
       *   TheStreet.com, Inc.                                                                             900               4,464
       *   THQ, Inc.                                                                                     4,850             110,192
       *   TIBCO Software, Inc.                                                                         18,100             151,497
       *   Tier Technologies, Inc. Class B                                                                 500               4,160
       *   Tollgrade Communications, Inc.                                                                  200               2,180
           Total System Services, Inc.                                                                  14,800             319,088
       *   Transaction Systems Architects, Inc.                                                          2,400              69,840
     * #   Travelzoo, Inc.                                                                                 900              19,539
     * #   Trident Microsystems, Inc.                                                                    3,200              60,288
       *   Trimble Navigation, Ltd.                                                                      3,995             130,157
       *   Triquint Semiconductor, Inc.                                                                  5,100              22,950
       *   TTM Technologies, Inc.                                                                        2,700              24,678
       *   Tumbleweed Communications Corp.                                                               2,100               6,111
       *   Tut Systems, Inc.                                                                             1,100               3,366
       *   Tyler Technologies, Inc.                                                                      3,200              28,000
       *   Ulticom, Inc.                                                                                 3,300              38,016
       *   Ultimate Software Group, Inc.                                                                 1,500              25,815
       *   Ultratech, Inc.                                                                               1,900              31,217
       *   Unisys Corp.                                                                                 24,500             150,675
           United Online, Inc.                                                                           4,450              62,790
     * #   Universal Display Corp.                                                                       1,900              22,135
       *   Unova, Inc.                                                                                   4,600             129,398
     * #   UTStarcom, Inc.                                                                               2,400              19,896
       *   ValueClick, Inc.                                                                              6,700             126,496
       *   Varian Semiconductor Equipment Associates, Inc.                                               3,000             132,060

       *   Veeco Instruments, Inc.                                                                       2,400              42,504
       *   VendingData Corp.                                                                               400               1,420
       *   Verint Systems, Inc.                                                                          2,300              86,549
       *   VeriSign, Inc.                                                                               17,500             389,025
       *   Verity, Inc.                                                                                  2,000              26,360
       *   Viasat, Inc.                                                                                  2,300              63,595
       *   Vignette Corp.                                                                                1,650              29,222
     * #   Viisage Technology, Inc.                                                                      2,600              16,484
       *   Virage Logic Corp.                                                                            1,600              16,784
       *   Vishay Intertechnology, Inc.                                                                 14,212             182,340
       *   Vitesse Semiconductor, Inc.                                                                   1,000               2,110
       *   Vitria Technology, Inc.                                                                       1,200               3,336
     * #   Vyyo, Inc.                                                                                      500               2,790
       *   WatchGuard Technologies, Inc.                                                                   600               2,136
       *   WebEx Communications, Inc.                                                                    3,400              80,954
       *   webMethods, Inc.                                                                              4,300              34,744
       *   Websense, Inc.                                                                                1,300              84,435
       *   WebSideStory, Inc.                                                                              200               3,600
       *   Westell Technologies, Inc.                                                                    2,100               9,933
     * #   Western Digital Corp.                                                                        15,800             235,736
       *   White Electronics Designs Corp.                                                                 400               2,020
       *   Wind River Systems, Inc.                                                                      5,500              75,790
       *   Witness Systems, Inc.                                                                         1,800              36,090
       *   Wright Express Corp.                                                                            100               2,436
       *   Xerox Corp.                                                                                  83,900           1,191,380
           Xilinx, Inc.                                                                                 22,500             594,900
           X-Rite, Inc.                                                                                  1,200              13,284
       *   Yahoo!, Inc.                                                                                 94,000           3,781,620
       *   Zebra Technologies Corp. Class A                                                              2,400             108,312
       *   Zhone Technologies, Inc.                                                                      5,441              12,025
     * #   Zix Corp.                                                                                        53                  93
       *   Zomax, Inc.                                                                                     167                 367
       *   Zoran Corp.                                                                                   3,005              50,845
       *   Zygo Corp.                                                                                    1,100              15,499
                                                                                                                 -----------------
Total Information Technology                                                                                           164,899,434
                                                                                                                 -----------------
Health Care -- (12.5%)
     * #   aaiPharma, Inc.                                                                                 348                  84
           Abbott Laboratories                                                                          97,200           3,665,412
     * #   Abgenix, Inc.                                                                                 6,600              90,486
       *   Acadia Pharmaceuticals, Inc.                                                                    300               2,631
       *   Accelrys, Inc.                                                                                  300               2,430
       *   Acusphere, Inc.                                                                                 400               1,960
       *   Adolor Corp.                                                                                  2,900              42,253
       *   Advanced Medical Optics, Inc.                                                                 5,581             236,690
     * #   ADVENTRX Pharmaceuticals, Inc.                                                                2,400               6,720
           Aetna, Inc.                                                                                  26,700           2,469,483
       *   Affymetrix, Inc.                                                                              4,600             226,504
       *   Air Methods Corp.                                                                               500               7,525
       *   Akorn, Inc.                                                                                     400               1,640
     * #   Aksys, Ltd.                                                                                     100                  93
       *   Albany Molecular Research, Inc.                                                               2,100              25,704
       *   Alexion Pharmaceuticals, Inc.                                                                 2,100              40,971
       *   Align Technology, Inc.                                                                        3,100              21,452
       *   Alkermes, Inc.                                                                                6,000             109,080

       #   Allergan, Inc.                                                                               11,400           1,140,000
       *   Alliance Imaging, Inc.                                                                        2,600              14,456
       *   Allos Therapeutics, Inc.                                                                        300                 627
     * #   Allscripts Healthcare Solutions, Inc.                                                         2,800              37,520
       *   Alnylam Pharmaceuticals, Inc.                                                                   800              10,048
           Alpharma, Inc. Class A                                                                        2,600              68,692
     * #   Amedisys, Inc.                                                                                1,300              57,694
       *   America Services Group, Inc.                                                                    850              14,662
       *   American Healthways, Inc.                                                                     2,600             115,466
       *   American Medical Systems Holdings, Inc.                                                       5,200              95,680
       *   American Pharmaceutical Partners, Inc.                                                        5,300             201,506
       *   American Retirement Corp.                                                                     2,200              54,164
       *   AMERIGROUP Corp.                                                                              3,800              70,908
           AmerisourceBergen Corp.                                                                       9,600             771,360
       *   Amgen, Inc.                                                                                  96,860           7,838,880
       *   AMICAS, Inc.                                                                                  2,000               9,500
       *   AMN Healthcare Services, Inc.                                                                 2,100              40,005
       *   Amsurg Corp.                                                                                  2,250              54,247
       *   Amylin Pharmaceuticals, Inc.                                                                  7,600             284,316
           Analogic Corp.                                                                                1,100              52,756
       *   Andrx Corp.                                                                                   5,100              90,729
     * #   Antigenics, Inc.                                                                              2,053              11,230
           Applera Corp. - Applied Biosystems Group                                                     15,500             427,490
       *   Applera Corp. - Celera Genomics Group                                                         4,400              54,648
       *   Apria Healthcare Group, Inc.                                                                  3,700              90,502
       *   Arena Pharmaceuticals, Inc.                                                                   2,900              31,262
       *   Ariad Pharmaceuticals, Inc.                                                                   4,000              24,680
       *   Arqule, Inc.                                                                                  2,100              14,553
       *   Array BioPharma, Inc.                                                                         2,000              13,440
           Arrow International, Inc.                                                                     3,100              92,473
       *   Arthrocare Corp.                                                                              2,000              76,500
       *   Aspect Medical Systems, Inc.                                                                  1,600              60,272
       *   AtheroGenics, Inc.                                                                            1,700              25,483
     * #   ATS Medical, Inc.                                                                               300                 900
       *   AVANIR Pharmaceuticals Class A                                                                7,700              21,637
     * #   AVI BioPharma, Inc.                                                                           2,200               7,392
           Bard (C.R.), Inc.                                                                             8,300             538,421
       *   Barr Laboratories, Inc.                                                                       8,325             477,439
       #   Bausch & Lomb, Inc.                                                                           4,800             390,048
           Baxter International, Inc.                                                                   49,900           1,940,611
           Beckman Coulter, Inc.                                                                         3,400             189,346
           Becton Dickinson & Co.                                                                       16,400             954,972
       *   Bentley Pharmaceuticals, Inc.                                                                 1,500              26,865
       *   Beverly Enterprises, Inc.                                                                     5,700              67,944
       *   BioCryst Pharmaceuticals, Inc.                                                                1,897              30,807
       *   Bioenvision, Inc.                                                                             2,200              12,056
       *   Biogen Idec, Inc.                                                                            23,550           1,008,175
       *   Bio-Imaging Technologies, Inc.                                                                  400               1,020
       *   BioMarin Pharmaceutical, Inc.                                                                 3,700              36,038
           Biomet, Inc.                                                                                 18,000             641,160
       *   Bio-Reference Laboratories, Inc.                                                                600              10,884
       *   BioSante Pharmaceuticals, Inc.                                                                  400               1,784
       *   BioScrip, Inc.                                                                                1,645              14,673
       *   Biosite, Inc.                                                                                 1,400              82,572
       *   BioSphere Medical, Inc.                                                                         300               1,674

       *   Boston Scientific Corp.                                                                      34,800             921,504
     * #   Bradley Pharmaceuticals, Inc.                                                                   900              11,205
           Bristol-Myers Squibb Co.                                                                     57,000           1,230,630
       *   Bruker BioSciences Corp.                                                                      7,410              36,828
       *   Caliper Life Sciences, Inc.                                                                   1,200               8,664
           Cambrex Corp.                                                                                 1,400              25,270
       *   Candela Corp.                                                                                 1,400              20,160
       *   Cantel Medical Corp.                                                                          1,150              21,056
       *   Capital Senior Living Corp.                                                                     200               2,020
       *   Caraco Pharmaceutical Laboratories, Ltd.                                                        900               8,298
       *   Cardiac Science Corp.                                                                           385               3,611
           Cardinal Health, Inc.                                                                        33,782           2,160,359
     * #   Cardiotech International, Inc.                                                                  800               2,184
       *   Caremark Rx, Inc.                                                                            40,798           2,096,609
       *   Celgene Corp.                                                                                11,900             724,948
     * #   Cell Genesys, Inc.                                                                            2,900              16,878
     * #   Cell Therapeutics, Inc.                                                                       1,700               3,570
       *   Centene Corp.                                                                                 2,900              69,629
     * #   Cephalon, Inc.                                                                                4,540             230,859
       *   Cepheid, Inc.                                                                                 2,100              23,079
     * #   Cerner Corp.                                                                                  3,000             289,200
       *   Cerus Corp.                                                                                   1,000               8,940
       *   Charles River Laboratories International, Inc.                                                5,820             265,159
           Chemed Corp.                                                                                  1,900              96,330
     * #   Chiron Corp.                                                                                 14,700             651,210
       *   Cholestech Corp.                                                                                600               5,688
           Cigna Corp.                                                                                  11,900           1,338,988
       #   Clinical Data, Inc.                                                                               4                  86
           CNS, Inc.                                                                                     1,100              25,300
       *   Collagenex Pharmaceuticals, Inc.                                                                800               7,808
       *   Columbia Laboratories, Inc.                                                                     600               2,256
     * #   Community Health Systems, Inc.                                                                8,200             328,738
           Computer Programs & Systems, Inc.                                                               900              36,234
     * #   Conceptus, Inc.                                                                               1,600              24,752
       *   Conmed Corp.                                                                                  2,100              47,439
       *   Connetics Corp.                                                                               2,100              27,846
           Cooper Companies, Inc.                                                                        4,165             228,242
       *   Corcept Therapeutics, Inc.                                                                      400               1,816
       *   Corgentech, Inc.                                                                                200                 456
     * #   Cortex Pharmaceuticals, Inc.                                                                    600               1,434
       *   Cotherix, Inc.                                                                                  100               1,241
       *   Covance, Inc.                                                                                 5,300             251,962
       *   Coventry Health Care, Inc.                                                                   13,657             813,547
     * #   Critical Therapeutics, Inc.                                                                   2,200              14,234
       *   Criticare Systems, Inc.                                                                         400               1,880
       *   Cross Country Healthcare, Inc.                                                                2,100              38,808
       *   CryoLife, Inc.                                                                                  900               3,420
       *   Cubist Pharmaceuticals, Inc.                                                                  3,800              85,918
       *   CuraGen Corp.                                                                                 3,800              15,656
       *   Curis, Inc.                                                                                   2,600              10,166
       *   Cutera, Inc.                                                                                    400              15,832
       *   CV Therapeutics, Inc.                                                                         2,700              66,771
     * #   Cyberonics, Inc.                                                                              1,400              39,494
       *   Cypress Bioscience, Inc.                                                                      2,100              11,865
     * #   Cytogen Corp.                                                                                   400               1,220

     * #   Cytyc Corp.                                                                                   8,100             222,831
           Dade Behring Holdings, Inc.                                                                   7,900             323,031
           Datascope Corp.                                                                               1,300              45,630
       *   DaVita, Inc.                                                                                  7,950             417,295
     * #   Dendreon Corp.                                                                                4,400              26,004
       *   Dendrite International, Inc.                                                                  3,100              58,404
           Dentsply International, Inc.                                                                  7,150             397,754
     * #   DepoMed, Inc.                                                                                   500               3,005
       #   Diagnostic Products Corp.                                                                     2,200             100,210
       *   Digene Corp.                                                                                  1,600              43,872
       *   Dionex Corp.                                                                                  1,200              56,676
       *   Discovery Laboratories, Inc.                                                                  3,900              26,208
       *   Discovery Partners International, Inc.                                                          100                 235
       *   Diversa Corp.                                                                                 2,700              13,824
       *   DJ Orthopedics, Inc.                                                                          1,900              59,204
       *   DOV Pharmaceutical, Inc.                                                                      1,600              23,104
     * #   Durect Corp.                                                                                  4,300              22,532
       *   DUSA Pharmaceuticals, Inc.                                                                      800               7,984
       *   Dyax Corp.                                                                                    1,700               7,463
       *   Dynacq Healthcare, Inc.                                                                         500               1,545
       *   Dynavax Technologies Corp.                                                                    1,300               5,824
       *   Edwards Lifesciences Corp.                                                                    4,600             183,954
           Eli Lilly & Co.                                                                              48,000           2,424,000
     * #   Emdeon Corp.                                                                                 28,600             218,790
       *   Emisphere Technologies, Inc.                                                                    700               3,283
       *   Encore Medical Corp.                                                                          3,100              16,368
       *   Encysive Pharmaceuticals, Inc.                                                                4,300              48,891
       *   Endologix, Inc.                                                                                 800               4,912
     * #   Entremed, Inc.                                                                                2,200               4,730
       *   Enzo Biochem, Inc.                                                                            2,406              32,818
       *   EPIX Pharmaceuticals, Inc.                                                                      100                 493
       *   eResearch Technology, Inc.                                                                    3,050              39,467
       *   Exact Sciences Corp.                                                                            900               1,314
       *   Exelixis, Inc.                                                                                5,600              45,248
       *   Express Scripts, Inc.                                                                        11,000             929,060
       *   E-Z-EM, Inc.                                                                                    100               2,093
       *   First Horizon Pharmaceutical Corp.                                                            3,200              56,384
     * #   Fisher Scientific International, Inc.                                                         9,948             641,447
       *   Five Star Quality Care, Inc.                                                                    400               2,904
       *   Forest Laboratories, Inc.                                                                    28,600           1,117,402
     * #   Genentech, Inc.                                                                              79,500           7,601,790
       *   Genesis HealthCare Corp.                                                                      1,050              44,152
       *   Gen-Probe, Inc.                                                                               3,600             166,212
       *   Gentiva Health Services, Inc.                                                                 1,900              31,179
       *   Genzyme Corp.                                                                                21,168           1,573,629
     * #   Geron Corp.                                                                                   5,100              45,798
       *   Gilead Sciences, Inc.                                                                        34,500           1,748,805
       *   Greatbatch, Inc.                                                                              1,700              49,266
           Guidant Corp.                                                                                17,800           1,097,904
       *   Haemonetics Corp.                                                                             2,000             102,260
       *   Hanger Orthopedic Group, Inc.                                                                 1,000               6,330
       *   Harvard Bioscience, Inc.                                                                        300               1,155
           HCA, Inc.                                                                                    36,494           1,860,829
           Health Management Associates, Inc.                                                           20,300             475,426
       *   Health Net, Inc.                                                                              8,900             454,167

       *   HealthExtras, Inc.                                                                            2,700              61,074
       *   HealthTronics Surgical Services, Inc.                                                         2,500              18,350
     * #   Hemispherx Biopharma, Inc.                                                                    1,700               4,233
           Hillenbrand Indutries, Inc.                                                                   2,100             102,060
       *   Hi-Tech Pharmacal Co., Inc.                                                                     800              30,568
       *   HMS Holdings Corp.                                                                              700               5,285
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                               800               4,288
       *   Hologic, Inc.                                                                                 1,800             127,926
           Hooper Holmes, Inc.                                                                           2,900               8,468
       *   Horizon Health Corp.                                                                            100               2,322
       *   Hospira, Inc.                                                                                12,220             539,513
     * #   Human Genome Sciences, Inc.                                                                   5,600              51,800
       *   Humana, Inc.                                                                                 14,100             646,203
     * #   ICOS Corp.                                                                                    3,800             108,262
       *   ICU Medical, Inc.                                                                             1,250              44,975
       *   IDEXX Laboratories, Inc.                                                                      2,300             164,565
       *   IDX Systems Corp.                                                                             2,200              96,074
       *   I-Flow Corp.                                                                                  1,400              18,354
       *   Illumina, Inc.                                                                                2,700              42,525
       *   ImClone Systems, Inc.                                                                         5,600             181,496
     * #   Immtech International, Inc.                                                                     500               3,975
       *   Immucor, Inc.                                                                                 2,837              70,272
       *   Immunicon Corp.                                                                                 100                 417
       *   ImmunoGen, Inc.                                                                               2,900              16,037
     * #   Immunomedics, Inc.                                                                            1,400               2,842
       *   IMPATH Bankruptcy Liquidating Trust                                                           1,000               2,100
     * #   Impax Laboratories, Inc.                                                                      2,900              28,840
     * #   Implant Sciences Corp.                                                                          500               2,035
           IMS Health, Inc.                                                                             15,500             378,975
       *   Incyte Corp.                                                                                  1,488               8,273
       *   Indevus Pharmaceuticals, Inc.                                                                   800               3,208
       *   Inspire Pharmaceuticals, Inc.                                                                 3,400              24,616
       *   Integra LifeSciences Holdings                                                                 2,200              80,388
       *   Intermagnetics General Corp.                                                                  2,100              70,224
       *   InterMune, Inc.                                                                               2,100              30,345
     * #   Introgen Therapeutics, Inc.                                                                   1,000               6,180
       *   Intuitive Surgical, Inc.                                                                      2,700             301,644
           Invacare Corp.                                                                                2,100              71,736
       *   Invitrogen Corp.                                                                              4,800             319,920
       *   IRIS International, Inc.                                                                      1,100              27,137
       *   Isis Pharmaceuticals, Inc.                                                                    2,600              13,182
     * #   Isolagen, Inc.                                                                                1,000               1,700
       *   IVAX Corp.                                                                                   18,025             540,029
       *   IVAX Diagnostics, Inc.                                                                        1,000               3,700
           Johnson & Johnson                                                                           212,100          13,097,175
       *   Kendle International, Inc.                                                                    1,000              23,900
     * #   Kensey Nash Corp.                                                                               800              18,312
       *   Keryx Biopharmaceuticals, Inc.                                                                2,600              36,114
     * #   Kindred Healthcare, Inc.                                                                      3,000              83,040
     * #   Kinetic Concepts, Inc.                                                                        2,500              97,375
       *   King Pharmaceuticals, Inc.                                                                   12,900             202,917
       *   Kos Pharmaceuticals, Inc.                                                                     3,700             246,346
       *   Kosan Biosciences, Inc.                                                                       1,460              10,570
       *   K-V Pharmaceutical Co. Class A                                                                2,450              48,510
       *   Kyphon, Inc.                                                                                  3,400             144,466

       *   Laboratory Corp. of America Holdings                                                         12,000             622,680
       *   Lannet Co., Inc.                                                                                400               2,728
       *   Laserscope                                                                                    1,600              34,432
           LCA-Vision, Inc.                                                                              1,650              78,754
       *   Lexicon Genetics, Inc.                                                                        4,300              16,254
       *   Lifecell Corp.                                                                                2,300              42,274
       *   Lifecore Biomedical, Inc.                                                                       600               8,988
       *   Lifeline Systems, Inc.                                                                          400              14,212
       *   LifePoint Hospitals, Inc.                                                                       612              23,287
     * #   Ligand Pharmaceuticals, Inc. Class B                                                            375               4,158
       *   Lincare Holdings, Inc.                                                                        8,572             367,996
     * #   Lipid Sciences, Inc.                                                                            800               2,200
       *   Luminex Corp.                                                                                 1,934              20,268
       *   Magellan Health Services, Inc.                                                                2,600              75,972
       *   Mannkind Corp.                                                                                  200               2,594
           Manor Care, Inc.                                                                              6,600             260,238
     * #   Martek Biosciences Corp.                                                                      2,200              57,662
     * #   Matria Healthcare, Inc.                                                                       1,700              57,681
       *   Matrixx Initiatives, Inc.                                                                       500              10,880
       *   Maxygen, Inc.                                                                                 1,900              14,022
           McKesson Corp.                                                                               28,000           1,408,400
       *   Medarex, Inc.                                                                                 8,200              85,772
       *   MedCath Corp.                                                                                 1,100              21,384
       *   Medco Health Solutions, Inc.                                                                 26,530           1,423,334
       *   Medical Action Industries, Inc.                                                                 500               9,435
       *   Medical Staffing Network Holdings, Inc.                                                         600               3,312
           Medicis Pharmaceutical Corp. Class A                                                          4,800             153,168
       *   Medimmune, Inc.                                                                              19,322             693,853
           Medtronic, Inc.                                                                             110,100           6,118,257
     * #   Memory Pharmaceuticals Corp.                                                                    300                 636
       #   Mentor Corp.                                                                                  3,600             175,464
           Merck & Co., Inc.                                                                            17,700             520,380
       *   Merge Technologies, Inc.                                                                      1,500              42,810
           Meridian Bioscience, Inc.                                                                     2,150              40,140
       *   Merit Medical Systems, Inc.                                                                   1,911              24,461
       *   Metabasis Therapeutics, Inc.                                                                    200               1,160
       *   Metropolitan Health Networks, Inc.                                                            1,800               4,266
       *   MGI Pharma, Inc.                                                                              5,117             101,010
       *   Micro Therapeutics, Inc.                                                                      3,000              18,660
       *   Microtek Medical Holdings, Inc.                                                               1,300               4,823
       *   Millennium Pharmaceuticals, Inc.                                                             26,200             275,362
       *   Millipore Corp.                                                                               4,000             255,040
       *   Molecular Devices Corp.                                                                       1,200              32,220
       *   Molina Healthcare, Inc.                                                                       1,700              45,390
       *   Momenta Pharmaceutical, Inc.                                                                    200               4,420
       *   Monogram Biosciences, Inc.                                                                    6,620              11,850
           Mylan Laboratories, Inc.                                                                      9,825             205,244
       *   Myogen, Inc.                                                                                  3,000              65,220
       *   Myriad Genetics, Inc.                                                                         2,400              46,104
       *   Nabi Biopharmaceuticals                                                                       4,700              15,087
     * #   Nanogen, Inc.                                                                                 1,400               3,948
       *   Nastech Pharmaceutical Co., Inc.                                                              1,500              21,450
       *   National Medical Health Card Systems, Inc.                                                      100               2,766
       *   Natus Medical, Inc.                                                                           1,300              21,502
           NDCHealth Corp.                                                                               2,600              48,984

       *   Nektar Therapeutics                                                                           6,500             109,330
       *   Neogen Corp.                                                                                    100               2,009
       *   Neopharm, Inc.                                                                                1,401              13,225
       *   Neurocrine Biosciences, Inc.                                                                  2,800             166,656
       *   Neurogen Corp.                                                                                  200               1,488
       *   New River Pharmaceuticals, Inc.                                                                 600              28,350
     * #   NitroMed, Inc.                                                                                  600               9,744
       *   NMT Medical, Inc.                                                                               800              14,776
     * #   Northfield Laboratories, Inc.                                                                 1,700              21,794
       *   NovaMed, Inc.                                                                                 1,000               6,840
     * #   Novavax, Inc.                                                                                 1,700               5,899
       *   Noven Pharmaceuticals, Inc.                                                                   1,700              22,967
       *   NPS Pharmaceuticals, Inc.                                                                     1,400              16,226
       *   Nutraceutical International Corp.                                                               600               7,716
       *   NuVasive, Inc.                                                                                1,900              32,680
       *   Nuvelo, Inc.                                                                                  3,445              30,006
       *   Odyssey Healthcare, Inc.                                                                      2,750              50,930
       #   Omnicare, Inc.                                                                                9,100             518,245
       *   Omnicell, Inc.                                                                                1,000               9,980
       *   Onyx Pharmaceuticals, Inc.                                                                    1,300              32,799
           Option Care, Inc.                                                                             2,250              28,192
       *   OraSure Technologies, Inc.                                                                    3,200              43,392
       *   Orchid Cellmark, Inc.                                                                         1,300               8,736
       *   Orthologic Corp.                                                                              1,200               4,980
       *   OSI Pharmaceuticals, Inc.                                                                       100               2,425
           Owens & Minor, Inc.                                                                           2,800              79,408
       *   Oxigene, Inc.                                                                                   900               4,284
       *   PacifiCare Health Systems, Inc.                                                               6,500             559,260
       *   Pain Therapeutics, Inc.                                                                       2,300              16,629
     * #   PainCare Holdings, Inc.                                                                       2,300               8,533
     * #   Palatin Technologies, Inc.                                                                    2,000               7,160
     * #   Palomar Medical Technologies, Inc.                                                            1,400              47,642
     * #   Panacos Pharmaceuticals, Inc.                                                                 3,400              26,894
       *   Parexel International Corp.                                                                   2,100              43,197
       *   Patterson Companies, Inc.                                                                     7,300             255,062
       *   PDI, Inc.                                                                                       800              10,016
       *   Pediatric Services of America, Inc.                                                             300               4,866
       *   Pediatrix Medical Group, Inc.                                                                 2,000             169,120
       *   Penwest Pharmaceuticals Co.                                                                   1,500              25,425
           PerkinElmer, Inc.                                                                            10,800             246,348
           Perrigo Co.                                                                                   6,567              95,221
       *   Per-Se Technologies, Inc.                                                                     2,100              48,048
           Pfizer, Inc.                                                                                466,780           9,895,736
           Pharmaceutical Products Development Service, Inc.                                             4,800             279,792
     * #   Pharmacyclics, Inc.                                                                           1,100               8,173
       *   Pharmion Corp.                                                                                1,900              33,003
       *   PhotoMedex, Inc.                                                                                600                 948
           PolyMedica Corp.                                                                              1,700              64,532
       *   Possis Medical, Inc.                                                                          1,000              10,000
       *   Pozen, Inc.                                                                                   2,000              20,340
       *   Progenics Pharmaceuticals, Inc.                                                               2,000              52,940
     * #   Protein Design Labs, Inc.                                                                     8,200             228,370
       *   PSS World Medical, Inc.                                                                       4,900              80,703
       *   Psychiatric Solutions, Inc.                                                                   1,800             101,556
           Quest Diagnostics, Inc.                                                                      15,700             786,413

       *   Quidel Corp.                                                                                  2,500              34,900
     * #   Quigley Corp.                                                                                   100               1,410
       *   Radiation Therapy Services, Inc.                                                              1,600              60,704
       *   Radiologix, Inc.                                                                                600               1,860
       *   Regeneration Technologies, Inc.                                                               1,500              12,315
       *   Regeneron Pharmaceuticals, Inc.                                                               4,000              44,680
     * #   RegeneRx Biopharmaceuticals, Inc.                                                               800               2,640
       *   RehabCare Group, Inc.                                                                         1,300              25,168
       *   Renal Care Group, Inc.                                                                        4,150             194,842
       *   Renovis, Inc.                                                                                 2,100              33,306
       *   Repligen Corp.                                                                                1,300               3,848
       *   Res-Care, Inc.                                                                                1,600              27,696
       *   ResMed, Inc.                                                                                  5,400             220,320
       *   Respironics, Inc.                                                                             5,950             230,146
       *   Retractable Technologies, Inc.                                                                  200                 836
       *   Rigel Pharmaceuticals, Inc.                                                                   1,700              37,264
       *   Rita Medical Systems, Inc.                                                                    1,000               4,110
       *   Sangamo BioSciences, Inc.                                                                       900               3,555
       *   Santarus, Inc.                                                                                2,400              14,400
       *   Savient Pharmaceuticals, Inc.                                                                 2,400               8,976
     * #   Schein (Henry), Inc.                                                                          7,500             319,875
           Schering-Plough Corp.                                                                       134,200           2,592,744
     * #   SciClone Pharmaceuticals, Inc.                                                                2,500               9,800
       *   Seattle Genetics, Inc.                                                                        1,800               8,946
       *   Senomyx, Inc.                                                                                 1,600              20,384
       *   Sepracor, Inc.                                                                                6,200             340,876
       *   SeraCare Life Sciences, Inc.                                                                    600              13,158
       *   Serologicals Corp.                                                                            2,400              48,192
     * #   SFBC International, Inc.                                                                      1,450              30,580
       *   Sierra Health Services, Inc.                                                                  2,100             164,262
     * #   Sirna Therapeutics, Inc.                                                                      2,600               9,230
       *   SonoSite, Inc.                                                                                1,500              56,340
       *   Sonus Pharmaceuticals, Inc.                                                                     600               2,634
       *   Specialty Laboratories, Inc.                                                                  1,300              17,121
       *   Spectranetics Corp.                                                                           1,400              15,400
     * #   Spectrum Pharmaceuticals, Inc.                                                                  500               2,070
       *   St. Jude Medical, Inc.                                                                       27,600           1,318,452
       *   Staar Surgical Co.                                                                            1,300               7,410
       *   Stereotaxis, Inc.                                                                               100                 706
           Steris Corp.                                                                                  5,600             140,672
       *   Strategic Diagnostics, Inc.                                                                     700               2,310
           Stryker Corp.                                                                                32,500           1,407,250
     * #   Sunrise Senior Living, Inc.                                                                   3,700             123,580
     * #   SuperGen, Inc.                                                                                4,000              22,400
       *   SurModics, Inc.                                                                                 200               7,842
       *   Sybron Dental Specialties, Inc.                                                               2,900             126,846
       *   Symbion, Inc.                                                                                 1,800              48,222
       *   Symmetry Medical, Inc.                                                                          300               5,511
       *   Tanox, Inc.                                                                                   3,400              56,474
       *   Techne Corp.                                                                                  2,933             162,078
       *   Telik, Inc.                                                                                   2,700              45,306
       *   Tenet Healthcare Corp.                                                                       34,000             265,880
       *   The Medicines Co.                                                                             2,600              47,502
       *   Theragenics Corp.                                                                               667               2,028
       *   Thermo Electron Corp.                                                                        13,900             428,815

       *   Thoratec Corp.                                                                                3,900              79,755
       *   Titan Pharmaceuticals, Inc.                                                                     400                 604
       *   Triad Hospitals, Inc.                                                                         5,400             230,364
       *   Trimeris, Inc.                                                                                1,400              15,316
       *   TriPath Imaging, Inc.                                                                         2,575              15,862
       *   TriZetto Group, Inc.                                                                          2,900              47,125
       *   U.S. Physical Therapy, Inc.                                                                     700              13,853
       *   United Surgical Partners International, Inc.                                                  3,700             128,427
       *   United Therapeutics Corp.                                                                     1,700             121,431
           UnitedHealth Group, Inc.                                                                    112,064           6,708,151
           Universal Health Services, Inc.                                                               4,500             215,640
           Valeant Pharmaceuticals International                                                         5,700              93,936
       *   Varian Medical Systems, Inc.                                                                  9,700             492,954
       *   Varian, Inc.                                                                                  2,400             100,704
     * #   Vascular Solutions, Inc.                                                                        500               4,270
     * #   Vaxgen, Inc.                                                                                  1,000               8,814
       *   VCA Antech, Inc.                                                                              5,900             164,964
       *   Ventana Medical Systems, Inc.                                                                 2,400              92,424
       *   Ventiv Health, Inc.                                                                           2,100              51,786
       *   Vertex Pharmaceuticals, Inc.                                                                  7,500             191,250
       *   Viasys Healthcare, Inc.                                                                       1,962              53,563
       *   Virbac Corp.                                                                                    100                 389
       *   ViroPharma, Inc.                                                                              4,000              69,880
       *   VistaCare, Inc.                                                                                 700               9,660
       *   Vital Images, Inc.                                                                              900              23,976
           Vital Signs, Inc.                                                                             1,153              55,033
       *   Vivus, Inc.                                                                                   2,500               8,200
       *   Waters Corp.                                                                                  5,100             200,073
       *   Watson Pharmaceuticals, Inc.                                                                  9,200             306,912
       *   WellChoice, Inc.                                                                              6,700             518,915
       *   WellPoint, Inc.                                                                              53,790           4,132,686
           West Pharmaceutical Services, Inc.                                                            2,200              54,934
       *   Wright Medical Group, Inc.                                                                    2,500              48,475
           Wyeth                                                                                       107,200           4,455,232
       *   Zila, Inc.                                                                                    1,300               4,355
       *   Zimmer Holdings, Inc.                                                                        17,400           1,090,458
       *   Zoll Medical Corp.                                                                              300               7,803
       *   Zymogenetics, Inc.                                                                            4,600              73,830
                                                                                                                 -----------------
Total Health Care                                                                                                      135,647,990
                                                                                                                 -----------------
Consumer Discretionary -- (12.3%)
     * #   1-800 CONTACTS, Inc.                                                                            800               8,712
       *   4Kids Entertainment, Inc.                                                                     1,000              16,350
       *   99 Cents Only Stores                                                                          4,400              42,372
       *   A.C. Moore Arts & Crafts, Inc.                                                                  995              14,238
           Aaron Rents, Inc.                                                                             3,000              62,310
           Abercrombie & Fitch Co.                                                                       6,400             392,448
       *   Acme Communications, Inc.                                                                       400               1,624
           Action Performance Companies, Inc.                                                              400               5,060
     * #   Advance Auto Parts, Inc.                                                                      8,300             351,422
       *   Advanced Marketing Services, Inc.                                                               700               3,185
           Advo, Inc.                                                                                    2,050              55,944
       *   Aeropostale, Inc.                                                                             3,200              79,584
           AFC Enterprises, Inc.                                                                         1,700              20,842
       *   Aftermarket Technology Corp.                                                                  1,900              38,950

       *   Alderwoods Group, Inc.                                                                          500               7,510
           Aldila, Inc.                                                                                    200               5,042
       *   Alliance Gaming Corp.                                                                         3,800              45,334
     * #   Alloy, Inc.                                                                                     200               1,226
     * #   Amazon.com, Inc.                                                                             30,100           1,458,646
           Ambassadors Group, Inc.                                                                       1,400              35,126
       #   American Axle & Manufacturing Holdings, Inc.                                                  3,000              63,780
       #   American Eagle Outfitters, Inc.                                                              11,100             252,636
       #   American Greetings Corp. Class A                                                              4,900             128,380
       *   America's Car-Mart, Inc.                                                                      1,050              16,926
           Ameristar Casinos, Inc.                                                                       3,400              80,206
     * #   AnnTaylor Stores Corp.                                                                        6,075             184,255
       *   Apollo Group, Inc. Class A                                                                   10,450             744,040
       #   Applebees International, Inc.                                                                 5,400             123,768
           Arbitron, Inc.                                                                                2,100              81,060
           Arctic Cat, Inc.                                                                                800              16,784
           ArvinMeritor, Inc.                                                                            2,100              27,930
       *   Asbury Automotive Group, Inc.                                                                 2,100              35,175
       *   Ashworth, Inc.                                                                                  600               5,106
       *   Audiovox Corp. Class A                                                                        1,200              16,620
       *   AutoNation, Inc.                                                                             22,000             455,840
       *   Autozone, Inc.                                                                                5,800             516,548
     * #   Avatar Holdings, Inc.                                                                           100               5,681
       *   Aztar Corp.                                                                                   2,900              90,799
       *   Bakers Footwear Group, Inc.                                                                     300               4,488
       *   Ballantyne of Omaha, Inc.                                                                       300               1,470
       *   Bally Total Fitness Holding Corp.                                                             1,500              10,515
           Bandag, Inc.                                                                                    400              17,140
           Barnes & Noble, Inc.                                                                          5,800             233,972
       *   Barry (R.G.) Corp.                                                                              100                 615
       *   Beasley Broadcast Group, Inc.                                                                   405               5,678
       #   Beazer Homes USA, Inc.                                                                        3,500             244,895
           Bebe Stores, Inc.                                                                             6,400             103,488
       *   Bed Bath and Beyond, Inc.                                                                    20,700             883,062
           Belo Corp. Class A                                                                            6,500             141,700
       #   Best Buy Co., Inc.                                                                           42,400           2,045,376
     * #   Big Lots, Inc.                                                                                7,400              90,946
       *   BJ's Restaurants, Inc.                                                                        1,800              42,732
           Black & Decker Corp.                                                                          6,800             597,108
           Blair Corp.                                                                                      60               2,238
           Blockbuster, Inc. Class B                                                                     4,800              16,608
       *   Blount International, Inc.                                                                    1,900              29,545
       *   Bluegreen Corp.                                                                               1,700              25,279
           Blyth, Inc.                                                                                   2,600              51,480
           Bob Evans Farms, Inc.                                                                         1,600              38,688
       *   Bombay Co., Inc.                                                                              1,100               4,356
           Bon-Ton Stores, Inc.                                                                            600              11,082
           Borders Group, Inc.                                                                           4,700              95,833
           BorgWarner, Inc.                                                                              5,000             300,000
           Boyd Gaming Corp.                                                                             6,300             304,794
       *   Boyds Collection, Ltd.                                                                           28                   2
     * #   Brillian Corp.                                                                                  300               1,692
           Brinker International, Inc.                                                                   7,500             297,600
           Brown Shoe Company, Inc.                                                                      1,400              57,540
           Brunswick Corp.                                                                               7,800             306,462

           Buckle, Inc.                                                                                    300               9,789
       #   Building Materials Holding Corp.                                                              1,200              98,796
           Burlington Coat Factory Warehouse Corp.                                                       4,100             162,524
       *   Bush Industries, Inc. Escrow Shares                                                             100                   2
       *   Cablevision Systems New York Group Class A                                                   15,200             359,632
       *   Cache, Inc.                                                                                   1,200              20,196
           Cadmus Communications Corp.                                                                     100               2,018
       *   California Coastal Communities, Inc.                                                            400              15,712
       *   California Pizza Kitchen, Inc.                                                                1,700              55,726
           Callaway Golf Co.                                                                             2,800              41,020
       *   Capital Pacific Holdings, Inc.                                                                  100               1,050
     * #   Career Education Corp.                                                                        8,500             317,050
       *   CarMax, Inc.                                                                                  8,099             222,075
           Carmike Cinemas, Inc.                                                                           900              23,688
       *   Carriage Services, Inc.                                                                         200               1,038
     * #   Carter's, Inc.                                                                                2,400             146,760
       *   Casual Male Retail Group, Inc.                                                                1,900              11,742
           Catalina Marketing Corp.                                                                      3,200              84,704
           Cato Corp. Class A                                                                            1,850              39,960
       *   Cavalier Homes, Inc.                                                                            800               4,680
       *   Cavco Industries, Inc.                                                                          300              11,775
           CBRL Group, Inc.                                                                              3,300             122,067
       *   CEC Entertainment, Inc.                                                                       2,400              85,920
           Centex Corp.                                                                                 10,700             768,795
       *   Champion Enterprises, Inc.                                                                    4,700              68,009
       *   Champps Entertainment, Inc.                                                                     300               2,196
       #   Charles and Colvard, Ltd.                                                                     1,140              30,734
       *   Charlotte Russe Holding, Inc.                                                                 1,800              33,660
       *   Charming Shoppes, Inc.                                                                        9,950             116,912
     * #   Charter Communications, Inc.                                                                    700                 833
       *   Checkers Drive-In Restaurants, Inc.                                                             500               7,550
       *   Cheesecake Factory, Inc.                                                                      5,700             208,848
       *   Chicos FAS, Inc.                                                                             13,300             586,663
           Choice Hotels International, Inc.                                                             4,400             159,412
           Christopher & Banks Corp.                                                                     2,450              36,946
       *   Chromcraft Revington, Inc.                                                                      100               1,350
           Circuit City Stores, Inc.                                                                    10,200             213,486
           Citadel Broadcasting Co.                                                                      7,100              95,708
           CKE Restaurants, Inc.                                                                         3,100              39,091
           Claire's Stores, Inc.                                                                         7,100             202,563
           Clear Channel Communications, Inc.                                                           42,135           1,371,916
       *   Coach, Inc.                                                                                  27,000             929,610
           Coachmen Industries, Inc.                                                                       500               6,065
       *   Coldwater Creek, Inc.                                                                         4,430             139,102
           Collegiate Pacific, Inc.                                                                        200               1,760
     * #   Columbia Sportswear Co.                                                                       3,400             158,032
     * #   Comcast Corp. Class A                                                                        93,168           2,459,635
       *   Comcast Corp. Special Class A Non-Voting                                                     40,000           1,041,600
     * #   Conn's, Inc.                                                                                  1,900              64,239
       #   Cooper Tire & Rubber Co.                                                                      2,400              35,304
       *   Corinthian Colleges, Inc.                                                                     5,800              70,238
       *   Cost Plus, Inc.                                                                               1,600              29,408
       *   Crown Media Holdings, Inc.                                                                    3,800              39,520
       *   CSK Auto Corp.                                                                                2,800              43,400
           CSS Industries, Inc.                                                                            150               5,004

       *   Culp, Inc.                                                                                      400               2,004
       *   Cumulus Media, Inc. Class A                                                                   2,900              35,815
           Dana Corp.                                                                                    1,400               9,758
       #   Darden Restaurants, Inc.                                                                     12,050             431,149
           Deb Shops, Inc.                                                                                 100               2,908
     * #   Deckers Outdoor Corp.                                                                           100               2,303
     * #   DeVry, Inc.                                                                                   5,100             118,422
           Dex Media, Inc.                                                                               6,400             174,208
           Dillards, Inc. Class A                                                                        5,300             111,141
       *   Discovery Holding Co. Class A                                                                19,702             307,548
       *   Discovery Holding Co. Class B                                                                   190               3,106
           Disney (Walt) Co.                                                                           129,800           3,235,914
       *   Dixie Group, Inc.                                                                               690               9,660
           Dollar General Corp.                                                                         22,500             425,475
       *   Dollar Tree Stores, Inc.                                                                      7,600             174,496
           Dover Downs Gaming & Entertainment, Inc.                                                        100               1,256
           Dover Motorsports, Inc.                                                                         100                 643
       #   Dow Jones & Co., Inc.                                                                         4,300             146,673
       *   DreamWorks Animation SKG, Inc.                                                                  200               5,074
       *   Drew Industries, Inc.                                                                         1,600              48,192
       *   drugstore.com, Inc.                                                                           7,500              23,025
           Eastman Kodak Co.                                                                            18,900             453,033
       *   eBay, Inc.                                                                                   92,300           4,135,963
           EchoStar Communications Corp. Class A                                                        14,500             374,680
       *   Educate, Inc.                                                                                   300               3,285
       *   Education Management Corp.                                                                    5,600             189,000
       *   EMAK Worldwide, Inc.                                                                            100                 678
       *   Emerson Radio Corp.                                                                           1,400               4,284
       *   Emmis Communications Corp. Class A                                                            3,300              68,772
       *   Entercom Communications Corp.                                                                 2,300              73,255
       *   Entravision Communications Corp.                                                              4,000              29,960
     * #   Escala Group, Inc.                                                                            1,900              31,445
           Ethan Allen Interiors, Inc.                                                                   2,400              89,520
       *   Expedia, Inc.                                                                                16,384             406,159
           Family Dollar Stores, Inc.                                                                    4,900             110,299
       *   Famous Dave's of America, Inc.                                                                  400               4,284
           Fedders Corp.                                                                                   200                 438
           Federated Department Stores, Inc.                                                            23,511           1,514,814
           Finish Line, Inc. Class A                                                                     1,700              29,342
       *   Fleetwood Enterprises, Inc.                                                                   3,100              35,371
           Foot Locker, Inc.                                                                             8,200             178,924
           Ford Motor Co.                                                                               90,540             736,090
           Fortune Brands, Inc.                                                                         11,400             888,744
       *   Fossil, Inc.                                                                                  4,850              96,709
       *   Fox & Hound Restaurant Group                                                                    200               2,640
       *   Franklin Covey Co.                                                                              400               2,712
           Fred's, Inc.                                                                                  2,675              44,432
       #   Furniture Brands International, Inc.                                                          2,400              47,880
     * #   GameStop Corp. Class A                                                                        2,781              93,553
       *   GameStop Corp. Class B                                                                        1,189              37,335
           Gaming Partners International Corp.                                                             200               2,332
           Gannett Co., Inc.                                                                            13,100             807,222
           Gap, Inc.                                                                                    69,300           1,204,434
       *   Gaylord Entertainment Co.                                                                     3,237             140,033
       *   Gemstar-TV Guide International, Inc.                                                         23,700              62,805

       #   General Motors Corp.                                                                         13,400             293,460
     * #   Genesco, Inc.                                                                                 1,800              71,370
           Gentek, Inc.                                                                                    200               3,248
           Gentex Corp.                                                                                  9,900             186,417
           Genuine Parts Co.                                                                            12,700             562,737
       *   Getty Images, Inc.                                                                            4,600             419,934
     * #   Goodyear Tire & Rubber Co.                                                                   12,900             220,977
           Goody's Family Clothing, Inc.                                                                   100                 935
           Gray Television, Inc.                                                                         2,000              17,840
       *   Group 1 Automotive, Inc.                                                                      1,600              49,392
     * #   GSI Commerce, Inc.                                                                            3,100              51,584
           GTECH Holdings, Inc.                                                                          8,000             244,800
       *   Guess, Inc.                                                                                   3,500             118,580
       *   Guitar Center, Inc.                                                                           2,100             110,754
       *   Gymboree Corp.                                                                                2,700              60,912
           H&R Block, Inc.                                                                              12,700             310,388
       #   Harley-Davidson, Inc.                                                                        22,500           1,211,850
       #   Harman International Industries, Inc.                                                         6,200             604,500
           Harrahs Entertainment, Inc.                                                                  13,303             905,801
       *   Harris Interactive, Inc.                                                                      2,323               9,246
           Harte-Hanks, Inc.                                                                             6,900             181,194
       *   Hartmarx Corp.                                                                                2,100              15,414
           Hasbro, Inc.                                                                                 15,500             316,510
       *   Hayes Lemmerz International, Inc.                                                               600               1,824
           Hearst-Argyle Television, Inc.                                                                4,100              98,564
       *   Hibbett Sporting Goods, Inc.                                                                  2,287              68,519
           Hilton Hotels Corp.                                                                          30,400             666,368
           Hollinger International, Inc. Class A                                                         4,600              41,078
       *   Hollywood Media Corp.                                                                           700               3,038
           Home Depot, Inc.                                                                            179,000           7,478,620
     * #   Home Solutions of America, Inc.                                                                 800               4,600
           Horton (D.R.), Inc.                                                                          26,289             931,682
       *   Hot Topic, Inc.                                                                               2,425              37,587
       *   Hovnanian Enterprises, Inc. Class A                                                           3,800             189,392
       *   IAC/InterActiveCorp                                                                          16,022             442,367
       *   Iconix Brand Group, Inc.                                                                      2,100              19,614
           IHOP Corp.                                                                                      800              38,240
       *   Image Entertainment, Inc.                                                                       500               1,920
       *   IMPCO Technologies, Inc.                                                                      1,000               5,200
       *   Infosonics Corp.                                                                                100               1,154
       *   Insight Communications Co., Inc.                                                              1,572              18,298
       *   Insight Enterprises, Inc.                                                                     3,100              64,573
           Interactive Data Corp.                                                                        7,700             170,478
       *   Interface, Inc. Class A                                                                       3,800              31,654
           International Game Technology                                                                23,900             701,465
           International Speedway Corp. Class A                                                          2,400             130,968
       *   Interpublic Group of Companies, Inc.                                                         29,700             276,804
       *   INVESTools, Inc.                                                                              1,000               4,990
       *   Isle of Capri Casinos, Inc.                                                                   2,100              56,952
       *   ITT Educational Services, Inc.                                                                3,300             202,521
       *   J. Jill Group, Inc.                                                                           1,450              26,549
       *   Jack in the Box, Inc.                                                                         2,600              87,360
           Jackson Hewitt Tax Service, Inc.                                                              1,300              31,252
       *   Jakks Pacific, Inc.                                                                           1,400              28,532
       *   Jameson Inns, Inc.                                                                            1,000               2,090

     * #   Jarden Corp.                                                                                  4,975             162,434
       *   Jo-Ann Stores, Inc.                                                                           1,200              15,264
           Johnson Controls, Inc.                                                                       16,100           1,118,145
       *   Johnson Outdoors, Inc.                                                                          100               1,620
           Jones Apparel Group, Inc.                                                                     8,400             241,584
       *   Jos. A. Bank Clothiers, Inc.                                                                  1,125              56,261
           Journal Register Co.                                                                          2,700              42,147
       *   K2, Inc.                                                                                      2,660              27,026
       #   KB Home                                                                                       7,700             537,229
           Kellwood Co.                                                                                    800              18,496
           Kenneth Cole Productions, Inc. Class A                                                        1,000              28,080
       *   Keystone Automotive Industries, Inc.                                                          1,300              36,400
           Kimball International, Inc. Class B                                                             600               6,390
       *   Kirkland's, Inc.                                                                                700               4,620
           Knight-Ridder, Inc.                                                                           3,400             205,360
       *   Kohl's Corp.                                                                                 29,000           1,334,000
     * #   Krispy Kreme Doughnuts, Inc.                                                                  2,442              12,088
           K-Swiss, Inc. Class A                                                                         1,800              56,214
       *   La Quinta Corp.                                                                              15,100             165,496
       *   Lakes Entertainment, Inc.                                                                       100                 740
       *   Lamar Advertising Co.                                                                         7,500             347,625
           Landry's Restaurants, Inc.                                                                      400              10,820
       *   Laureate Education, Inc.                                                                      4,200             212,394
       #   La-Z-Boy, Inc.                                                                                1,700              22,729
           Lear Corp.                                                                                    3,900             108,576
           Lee Enterprises, Inc.                                                                         2,900             111,418
           Leggett & Platt, Inc.                                                                         7,100             166,708
           Lennar Corp. Class A                                                                         10,200             588,336
           Lennar Corp. Class B                                                                          2,760             147,908
       *   Lenox Group, Inc.                                                                               500               6,180
           Levitt Corp. Class A                                                                          1,400              30,282
           Libbey, Inc.                                                                                    600               7,122
           Liberty Corp.                                                                                 1,000              46,620
       *   Liberty Global, Inc. Class A                                                                  9,363             208,889
       *   Liberty Global, Inc. Class B                                                                     95               2,232
       *   Liberty Global, Inc. Series C                                                                 9,458             196,443
       *   Liberty Media Corp. Class A                                                                 219,601           1,686,536
       *   Liberty Media Corp. Class B                                                                   1,900              14,972
       *   LIFE TIME FITNESS, Inc.                                                                       1,000              38,430
           Lifetime Brands, Inc.                                                                           800              17,408
           Limited Brands, Inc.                                                                         25,260             562,035
       *   Lin TV Corp.                                                                                  1,400              18,312
     * #   Linens `n Things, Inc.                                                                        2,500              64,025
           Lithia Motors, Inc. Class A                                                                     900              25,695
           Liz Claiborne, Inc.                                                                           9,800             341,824
       *   LKQ Corp.                                                                                     1,900              61,921
       *   Lodgenet Entertainment Corp.                                                                    900              12,339
       *   Lodgian, Inc.                                                                                   200               2,058
           Lone Star Steakhouse & Saloon, Inc.                                                             900              20,853
       #   Lowe's Companies, Inc.                                                                       67,300           4,541,404
       *   Luby's, Inc.                                                                                  1,800              23,004
           M/I Homes, Inc.                                                                               1,300              56,875
       *   Mace Security International, Inc.                                                               200                 480
       *   Main Street Restaurant Group, Inc.                                                              600               2,952
       *   MarineMax, Inc.                                                                               1,200              31,512

           Marriott International, Inc. Class A                                                         16,700           1,078,987
       *   Marvel Entertainment, Inc.                                                                    7,100             115,517
           Mattel, Inc.                                                                                 11,500             191,475
           Matthews International Corp. Class A                                                          2,400              94,296
           Maytag Corp.                                                                                  2,500              44,450
       *   McCormick & Schmick's Seafood Restaurants, Inc.                                                 300               7,122
           McDonald's Corp.                                                                             98,400           3,330,840
           McGraw-Hill Companies, Inc.                                                                  29,500           1,564,975
           MDC Holdings, Inc.                                                                            3,903             265,911
           Media General, Inc. Class A                                                                   1,300              65,910
       *   Mediacom Communications Corp.                                                                 7,300              38,033
           Meredith Corp.                                                                                3,400             173,400
       *   Meritage Homes Corp.                                                                          2,300             152,881
       *   Mestek, Inc.                                                                                    100               1,210
       *   MGM Mirage                                                                                   24,200             922,262
           Michaels Stores, Inc.                                                                         9,400             351,560
       *   Midas, Inc.                                                                                   1,000              18,880
       *   Mikohn Gaming Corp.                                                                           1,300              13,013
           Modine Manufacturing Co.                                                                      2,600              86,554
       *   Mohawk Industries, Inc.                                                                       5,354             471,045
           Monaco Coach Corp.                                                                            1,100              16,313
           Movado Group, Inc.                                                                            1,200              22,140
           Movie Gallery, Inc.                                                                           3,150              15,529
       *   MTR Gaming Group, Inc.                                                                        1,800              13,428
     * #   Multimedia Games, Inc.                                                                        1,700              17,306
       *   National RV Holdings, Inc.                                                                      300               1,797
       #   Nautilus Group, Inc.                                                                          2,200              38,940
     * #   Navarre Corp.                                                                                   800               4,632
       *   Navigant International, Inc.                                                                    500               5,462
           Nelson (Thomas), Inc.                                                                         1,200              29,700
     * #   Netflix, Inc.                                                                                 3,400              93,636
       *   Nevada Gold & Casinos, Inc.                                                                     200               2,100
       *   New Frontier Media, Inc.                                                                        900               5,589
           Newell Rubbermaid, Inc.                                                                      16,300             376,041
           News Corp. Class A                                                                          162,028           2,399,635
       #   News Corp., Inc. Class B When Issued                                                         73,600           1,151,104
           NIKE, Inc. Class B                                                                           16,500           1,407,450
           Noble International, Ltd.                                                                       400               9,008
           Nordstrom, Inc.                                                                              22,400             826,112
       *   NTL, Inc.                                                                                     7,400             430,902
       *   NTN Communications, Inc.                                                                        200                 320
     * #   Nutri/System, Inc.                                                                            2,400              93,432
       *   NVR, Inc.                                                                                       400             274,900
       #   Oakley, Inc.                                                                                  5,300              85,224
       *   O'Charleys, Inc.                                                                                900              13,059
       *   Office Depot, Inc.                                                                           26,750             793,940
           OfficeMax, Inc.                                                                               5,000             145,900
           Omnicom Group, Inc.                                                                          14,500           1,226,120
       *   O'Reilly Automotive, Inc.                                                                     8,876             270,185
           Orleans Homebuilders, Inc.                                                                    1,500              29,190
       #   Outback Steakhouse, Inc.                                                                      3,900             157,092
       *   Outdoor Channel Holdings, Inc.                                                                  400               6,396
     * #   Overstock.com, Inc.                                                                           1,200              44,652
           Oxford Industries, Inc.                                                                       1,500              84,630
       *   P.F. Chang's China Bistro, Inc.                                                               1,600              82,320

       *   Pacific Sunwear of California, Inc.                                                           5,400             142,884
     * #   Palm Harbor Homes, Inc.                                                                       1,900              35,777
       *   Panera Bread Co.                                                                              1,900             129,200
       *   Pantry, Inc.                                                                                  1,700              69,870
       *   Papa John's International, Inc.                                                               1,100              59,906
       *   Party City Corp.                                                                              1,000              17,110
       *   Payless ShoeSource, Inc.                                                                      5,400             123,390
     * #   Pegasus Communications Corp.                                                                  1,000               3,550
       *   Penn National Gaming, Inc.                                                                    5,400             179,118
           Penney (J.C.) Co., Inc.                                                                      21,300           1,117,611
       *   Perry Ellis International, Inc.                                                                 600              12,078
       *   Petco Animal Supplies, Inc.                                                                   3,300              70,059
       *   PetMed Express, Inc.                                                                          1,500              17,670
           PETsMART, Inc.                                                                                6,900             164,358
           Phillips-Van Heusen Corp.                                                                     3,200             108,448
       #   Pier 1 Imports, Inc.                                                                          4,300              54,610
     * #   Pinnacle Entertainment, Inc.                                                                  2,900              69,281
       *   Pixar, Inc.                                                                                   8,564             474,788
       *   Playboy Enterprises, Inc. Class B                                                             2,400              34,392
           Polaris Industries, Inc.                                                                      2,700             133,488
           Polo Ralph Lauren Corp.                                                                       5,500             294,800
       *   Pomeroy IT Solutions, Inc.                                                                      100                 805
       #   Pre-Paid Legal Services, Inc.                                                                 1,000              42,550
       *   Priceline.com, Inc.                                                                           2,400              57,648
       *   PRIMEDIA, Inc.                                                                               12,200              24,644
       *   Princeton Review, Inc.                                                                        1,200               6,420
     * #   ProQuest Co.                                                                                  2,200              61,490
       *   Provide Commerce, Inc.                                                                          900              25,974
           Pulte Homes, Inc.                                                                            21,700             903,371
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                             3,500               8,925
       *   Quiksilver, Inc.                                                                             10,000             122,800
       *   R.H. Donnelley Corp.                                                                          2,300             144,854
       *   Radio One, Inc. Class A                                                                         200               2,228
       *   Radio One, Inc. Class D                                                                       3,700              40,922
           RadioShack Corp.                                                                              5,100             116,331
       *   Rare Hospitality International, Inc.                                                          2,500              80,075
       *   Raytech Corp.                                                                                 1,000               1,290
       *   RC2 Corp.                                                                                     1,600              56,544
       *   RCN Corp.                                                                                     1,000              21,810
           Reader's Digest Association, Inc.                                                             5,622              87,310
       *   Red Robin Gourmet Burgers, Inc.                                                               1,100              60,390
       *   RedEnvelope, Inc.                                                                               300               3,564
       #   Reebok International, Ltd.                                                                    4,300             247,594
       *   Regent Communications, Inc.                                                                   2,353              11,741
           Regis Corp.                                                                                   3,600             143,820
       *   Rent-A-Center, Inc.                                                                           5,350             104,592
       *   Rent-Way, Inc.                                                                                1,600              10,480
     * #   Retail Ventures, Inc.                                                                         2,800              35,756
       *   Rex Stores Corp.                                                                                500               7,445
           Ross Stores, Inc.                                                                            12,000             330,000
       *   Rubio's Restaurants, Inc.                                                                       300               2,565
       #   Ruby Tuesday, Inc.                                                                            5,000             121,600
           Russ Berrie & Co., Inc.                                                                         600               6,996
           Russell Corp.                                                                                 1,600              25,328
       *   Ryan's Restaurant Group, Inc.                                                                 1,850              21,996

           Ryland Group, Inc.                                                                            4,100             293,314
       *   Saga Communications, Inc. Class A                                                             1,025              12,730
           Saks, Inc.                                                                                   11,800             195,054
       *   Salem Communications Corp.                                                                    1,800              34,380
     * #   Salton, Inc.                                                                                    200                 476
       *   Scholastic Corp.                                                                              2,800              93,156
     * #   Scientific Games Corp.                                                                        6,300             178,479
           SCP Pool Corp.                                                                                4,150             161,559
           Scripps (E.W.) Co.                                                                           10,900             505,215
       *   Sears Holdings Corp.                                                                          7,338             844,017
       *   Select Comfort Corp.                                                                          2,200              52,734
           Service Corp. International                                                                  25,500             209,355
     * #   Sharper Image Corp.                                                                             968               9,825
           Sherwin-Williams Co.                                                                         10,100             442,784
       *   Shiloh Industries, Inc.                                                                       1,000              13,220
       *   Shoe Carnival, Inc.                                                                             500              10,255
       *   ShopKo Stores, Inc.                                                                           1,200              34,416
     * #   Shuffle Master, Inc.                                                                          2,425              67,924
           Sinclair Broadcast Group, Inc. Class A                                                        3,400              32,708
     * #   Six Flags, Inc.                                                                               5,200              38,792
       *   Skechers U.S.A., Inc. Class A                                                                 2,000              29,920
           Skyline Corp.                                                                                   300              11,475
     * #   Smith & Wesson Holding Corp.                                                                  1,100               4,609
       #   Snap-On, Inc.                                                                                 4,400             164,428
           Sonic Automotive, Inc.                                                                        1,200              24,960
       *   Sonic Corp.                                                                                   3,725             110,223
       *   Sotheby's Holdings, Inc. Class A                                                              3,800              72,314
       *   Source Interlink Companies, Inc.                                                              2,600              28,548
       *   Spanish Broadcasting System, Inc.                                                               200                 964
           Spartan Motors, Inc.                                                                            400               3,988
           Speedway Motorsports, Inc.                                                                    3,800             147,858
       *   Sportsman's Guide, Inc.                                                                         600              15,744
           Stage Stores, Inc.                                                                            2,150              64,306
       *   Stamps.com, Inc.                                                                              1,550              36,347
           Standard Motor Products, Inc.                                                                   100                 889
           Standard Pacific Corp.                                                                        5,800             218,602
           Stanley Furniture, Inc.                                                                         200               4,980
           Staples, Inc.                                                                                61,350           1,417,185
       *   Starbucks Corp.                                                                              48,200           1,467,690
           Starwood Hotels & Resorts Worldwide, Inc.                                                    13,000             786,500
           Station Casinos, Inc.                                                                         5,400             374,436
       *   Steak n Shake Co.                                                                             2,500              43,125
           Stein Mart, Inc.                                                                              3,000              51,900
       *   Steinway Musical Instruments, Inc.                                                              200               5,000
           Steven Madden, Ltd.                                                                           1,100              29,953
           Stewart Enterprises, Inc.                                                                     6,100              31,110
       *   Stoneridge, Inc.                                                                              1,600               9,680
       #   Strayer Education, Inc.                                                                       1,100             109,780
           Stride Rite Corp.                                                                             2,500              34,350
           Sturm Ruger & Co., Inc.                                                                         600               4,230
       *   Sunterra Corp.                                                                                  300               3,525
       #   Superior Industries International, Inc.                                                         948              21,624
           Syms Corp.                                                                                      100               1,413
       *   Systemax, Inc.                                                                                  500               2,960
           Talbots, Inc.                                                                                 3,858             105,015

       *   Tandy Leather Factory, Inc.                                                                     200                 970
       #   Target Corp.                                                                                 71,600           3,831,316
       #   Technical Olympic USA, Inc.                                                                   4,700              97,431
       *   Tempur-Pedic International, Inc.                                                              2,400              27,240
       *   Tenneco Automotive, Inc.                                                                      3,300              57,321
     * #   The Children's Place Retail Stores, Inc.                                                      1,900              94,240
       *   The DIRECTV Group, Inc.                                                                     120,200           1,585,438
     * #   The Dress Barn, Inc.                                                                          2,500              83,450
           The Marcus Corp.                                                                              1,200              29,112
           The McClatchey Co.                                                                            1,900             117,059
     * #   The Men's Wearhouse, Inc.                                                                     3,950             115,735
           The New York Times Co. Class A                                                                2,200              60,500
           The Pep Boys - Manny, Moe & Jack                                                              2,600              37,310
     * #   The Sports Authority, Inc.                                                                    1,696              53,373
       #   The Stanley Works                                                                             6,200             297,600
           The TJX Companies, Inc.                                                                      38,550             863,905
           Thor Industries, Inc.                                                                         4,900             187,768
       #   Tiffany & Co.                                                                                11,700             476,190
     * #   Timberland Co. Class A                                                                        4,000             132,360
           Time Warner, Inc.                                                                           397,700           7,150,646
     * #   TiVo, Inc.                                                                                    4,500              24,210
       *   Toll Brothers, Inc.                                                                          12,600             433,440
       *   Too, Inc.                                                                                     2,300              72,749
       *   Tractor Supply Co.                                                                            3,000             161,580
       *   Trans World Entertainment Corp.                                                               1,530               9,991
       #   Triarc Companies, Inc. Class A                                                                1,100              17,985
           Triarc Companies, Inc. Class B                                                                2,000              29,880
           Tribune Co.                                                                                  18,079             577,986
       *   TRW Automotive Holdings Corp.                                                                 8,700             219,240
           Tuesday Morning Corp.                                                                         2,500              68,225
           Tupperware Corp.                                                                              2,900              66,903
       *   Unifi, Inc.                                                                                   1,300               3,731
           Unifirst Corp.                                                                                  800              24,720
           United Auto Group, Inc.                                                                       2,700              96,174
       *   United Retail Group, Inc.                                                                       100               1,031
       *   Universal Electronics, Inc.                                                                     800              13,872
       *   Universal Technical Institute, Inc.                                                           1,500              45,570
       *   Univision Communications, Inc. Class A                                                       14,540             439,544
     * #   Urban Outfitters, Inc.                                                                       12,100             373,406
           V.F. Corp.                                                                                    8,800             498,520
     * #   Vail Resorts, Inc.                                                                            2,800             104,328
       *   Valassis Communications, Inc.                                                                 3,400             103,428
       *   ValueVision Media, Inc. Class A                                                               2,867              31,824
       *   Varsity Group, Inc.                                                                             200                 846
       *   Vertrue, Inc.                                                                                   500              18,065
           Viacom, Inc. Class A                                                                          8,500             284,580
           Viacom, Inc. Class B                                                                        117,000           3,907,800
           Visteon Corp.                                                                                 9,200              62,192
       *   Warnaco Group, Inc.                                                                           2,400              58,968
           Washington Post Co.                                                                             100              73,700
     * #   WCI Communities, Inc.                                                                         2,500              64,200
       *   Weight Watchers International, Inc.                                                           6,700             320,260
           Wendy's International, Inc.                                                                   9,900             502,722
       *   West Marine, Inc.                                                                               292               3,878
           Westwood One, Inc.                                                                            7,600             137,864

     * #   Wet Seal, Inc. Class A                                                                        3,600              18,072
           Whirlpool Corp.                                                                               5,000             409,250
           Wiley (John) & Sons, Inc. Class A                                                             4,300             177,719
     * #   William Lyon Homes, Inc.                                                                      1,000             111,000
       *   Williams-Sonoma, Inc.                                                                         8,800             381,832
       *   Wilsons The Leather Experts, Inc.                                                             3,100              13,795
       #   Winnebago Industries, Inc.                                                                    2,500              84,025
       *   WMS Industries, Inc.                                                                          2,300              57,109
           Wolverine World Wide, Inc.                                                                    4,650             100,998
           World Wrestling Federation Entertainment, Inc.                                                1,100              14,861
     * #   XM Satellite Radio Holdings, Inc.                                                            16,900             494,494
           Yankee Candle Co., Inc.                                                                       2,900              73,515
           Yum! Brands, Inc.                                                                            24,300           1,185,597
       *   Zale Corp.                                                                                    1,500              41,850
                                                                                                                 -----------------
Total Consumer Discretionary                                                                                           132,472,428
                                                                                                                 -----------------
Industrials -- (10.3%)
           3M Co.                                                                                       52,600           4,128,048
       *   AAR Corp.                                                                                     2,200              46,068
           ABM Industries, Inc.                                                                          3,100              66,805
       *   ABX Air, Inc.                                                                                 2,300              17,250
       *   Acco Brands Corp.                                                                             2,138              49,281
       *   Accuride Corp.                                                                                  200               2,600
           Aceto Corp.                                                                                   1,500               9,000
       *   Active Power, Inc.                                                                            2,500               8,725
           Actuant Corp.                                                                                 1,800              95,490
           Acuity Brands, Inc.                                                                           3,100              96,379
           Adesa, Inc.                                                                                   7,300             173,959
           Administaff, Inc.                                                                             1,900              85,595
       *   AGCO Corp.                                                                                    6,900             116,817
       *   Airtran Holdings, Inc.                                                                        6,200              93,124
       *   Alaska Air Group, Inc.                                                                        1,400              49,224
           Albany International Corp. Class A                                                            2,300              87,699
           Alexander & Baldwin, Inc.                                                                     2,800             140,056
       *   Alliant Techsystems, Inc.                                                                     3,050             231,434
       *   Allied Defense Group, Inc.                                                                      200               4,506
       *   Allied Waste Industries, Inc.                                                                26,600             223,706
       *   Amerco, Inc.                                                                                  1,700             120,224
           American Ecology Corp.                                                                        1,200              19,524
           American Power Conversion Corp.                                                              14,800             331,668
       *   American Science & Engineering, Inc.                                                            700              47,222
           American Standard Companies, Inc.                                                            14,700             559,776
     * #   American Superconductor Corp.                                                                 1,500              12,225
           American Woodmark Corp.                                                                       1,300              33,306
           Ameron International Corp.                                                                      100               4,495
           Ametek, Inc.                                                                                  5,400             230,094
     * #   AMR Corp.                                                                                    10,100             170,589
           Apogee Enterprises, Inc.                                                                      1,900              29,393
           Applied Industrial Technologies, Inc.                                                         1,550              49,522
           ARAMARK Corp.                                                                                 9,900             256,608
       *   ARGON ST, Inc.                                                                                  700              20,195
           Arkansas Best Corp.                                                                           1,700              70,108
       *   Armor Holdings, Inc.                                                                          3,000             131,670
       *   Artesyn Technologies, Inc.                                                                    1,500              14,970
       *   Astec Industries, Inc.                                                                        1,660              46,530

     * #   ASV, Inc.                                                                                     2,400              60,048
           Avery Dennison Corp.                                                                          4,700             276,313
       *   Aviall, Inc.                                                                                  2,600              79,820
       *   Baker (Michael) Corp.                                                                           100               2,500
           Baldor Electric Co.                                                                           2,200              56,518
           Banta Corp.                                                                                   2,100             106,050
           Barnes Group, Inc.                                                                            1,500              51,705
       *   BE Aerospace, Inc.                                                                            4,000              70,080
       *   BlueLinx Holdings Inc.                                                                          200               2,232
           Boeing Co.                                                                                   60,400           4,118,676
           Bowne & Co., Inc.                                                                             1,500              22,185
           Brady Co. Class A                                                                             3,100             116,188
       #   Briggs & Stratton Corp.                                                                       3,600             130,284
           Burlington Northern Santa Fe Corp.                                                            4,800             317,664
           C&D Technologies, Inc.                                                                          500               3,700
           C. H. Robinson Worldwide, Inc.                                                               12,800             517,760
     * #   Capstone Turbine Corp.                                                                        5,800              19,662
           Carlisle Companies, Inc.                                                                      2,100             144,060
           Cascade Corp.                                                                                 1,100              56,276
       *   Casella Waste Systems, Inc. Class A                                                           1,700              20,808
           Caterpillar, Inc.                                                                            50,600           2,923,668
       *   CBIZ, Inc.                                                                                    5,100              31,926
           CDI Corp.                                                                                     1,400              39,536
       *   Celadon Group, Inc.                                                                             600              16,626
           Cendant Corp.                                                                                77,476           1,376,749
           Central Parking Corp.                                                                           800              11,192
       *   Cenveo, Inc.                                                                                  3,700              47,767
     * #   Ceradyne, Inc.                                                                                1,275              60,040
       *   ChoicePoint, Inc.                                                                             7,000             302,610
           Cintas Corp.                                                                                 14,200             635,024
           CIRCOR International, Inc.                                                                      900              23,445
           Clarcor, Inc.                                                                                 4,000             118,240
       *   Clean Harbors, Inc.                                                                           1,100              31,746
           CNF, Inc.                                                                                     4,300             245,100
       *   Coinstar, Inc.                                                                                2,000              48,600
       *   Columbus McKinnon Corp.                                                                       1,200              25,176
           Comfort Systems USA, Inc.                                                                     1,700              15,963
       *   Commercial Vehicle Group, Inc.                                                                  300               5,937
       *   Consolidated Graphics, Inc.                                                                   1,200              61,428
       *   Continental Airlines, Inc.                                                                    4,800              74,736
       *   Copart, Inc.                                                                                  7,224             181,900
           Corporate Executive Board Co.                                                                 3,300             285,483
       *   Corrections Corporation of America                                                            3,000             133,290
       *   CoStar Group, Inc.                                                                            1,300              61,022
       *   Covenant Transport, Inc. Class A                                                                199               2,314
       *   CPI Aerostructures, Inc.                                                                        200               1,940
           Crane Co.                                                                                     4,700             148,943
       *   Cross (A.T.) Co. Class A                                                                        100                 400
           CSX Corp.                                                                                    16,300             792,832
           Cubic Corp.                                                                                   1,200              21,228
           Cummins, Inc.                                                                                 3,800             338,200
           Curtiss-Wright Corp.                                                                          1,800             105,480
       #   Danaher Corp.                                                                                25,800           1,431,900
           Deere & Co.                                                                                  19,200           1,331,520
           Deluxe Corp.                                                                                  2,400              77,832

       *   DHB Industries, Inc.                                                                          2,600              10,868
       *   DiamondCluster International, Inc.                                                            2,100              13,314
       *   Distributed Energy Systems Corp.                                                              2,300              21,321
       *   Dollar Thrifty Automotive Group, Inc.                                                         1,300              48,750
           Donaldson Co., Inc.                                                                          10,900             364,496
           Donnelley (R.R.) & Sons Co.                                                                  14,600             499,320
           Dover Corp.                                                                                  16,700             675,515
           DRS Technologies, Inc.                                                                        2,200             108,680
       *   Ducommun, Inc.                                                                                  100               2,049
       *   Duratek, Inc.                                                                                   100               1,641
       *   Dynamex, Inc.                                                                                   500               9,255
           Eaton Corp.                                                                                  11,700             745,524
           EDO Corp.                                                                                     1,600              42,608
       *   EGL, Inc.                                                                                     3,700             137,418
           ElkCorp                                                                                       1,600              54,688
       *   EMCOR Group, Inc.                                                                             1,300              91,975
           Emerson Electric Co.                                                                         30,500           2,306,105
       *   Encore Wire Corp.                                                                             2,000              47,620
       *   Energy Conversion Devices, Inc.                                                               1,900              55,765
           Engineered Support Systems, Inc.                                                              2,725             110,117
     * #   ENGlobal Corp.                                                                                  800               5,400
           Ennis, Inc.                                                                                   1,200              21,300
       *   EnPro Industries, Inc.                                                                        1,600              46,160
           Equifax, Inc.                                                                                10,900             417,470
     * #   ESCO Technologies, Inc.                                                                       1,800              77,400
       *   Essex Corp.                                                                                   1,600              30,480
       *   Esterline Technologies Corp.                                                                  1,500              61,665
     * #   Evergreen Solar, Inc.                                                                         4,100              49,241
           Expeditors International of Washington, Inc.                                                  9,000             639,090
       *   Exponent, Inc.                                                                                  100               2,735
       *   ExpressJet Holdings, Inc.                                                                     4,100              35,752
           Fastenal Co.                                                                                 12,800             508,160
           Federal Signal Corp.                                                                          3,100              50,654
           FedEx Corp.                                                                                  24,400           2,381,928
       *   Fiberstars, Inc.                                                                                300               2,964
       *   First Consulting Group, Inc.                                                                    600               3,510
       *   Flanders Corp.                                                                                2,100              21,294
           Florida East Coast Industries, Inc.                                                           2,800             123,928
       *   Flow International Corp.                                                                        700               5,915
       *   Flowserve Corp.                                                                               4,900             183,064
           Fluor Corp.                                                                                   6,700             496,470
           Forward Air Corp.                                                                             2,550              98,047
           Franklin Electric Co., Inc.                                                                     700              29,750
       *   Frontier Airlines, Inc.                                                                         200               1,632
       *   Frozen Food Express Industries, Inc.                                                            700               8,092
       *   FTI Consulting, Inc.                                                                          3,425              97,133
     * #   FuelCell Energy, Inc.                                                                         3,500              29,505
           G & K Services, Inc. Class A                                                                    800              30,672
       *   Gardner Denver Machinery, Inc.                                                                2,300             112,240
           GATX Corp.                                                                                    3,400             127,976
       *   Gehl Co.                                                                                        950              24,491
           Gencorp, Inc.                                                                                 4,400              80,344
       *   General Cable Corp.                                                                           3,300              59,895
           General Dynamics Corp.                                                                       17,400           1,988,820
           General Electric Co.                                                                        772,808          27,604,702

       *   Genesee & Wyoming, Inc.                                                                       1,950              65,559
       *   Genlyte Group, Inc.                                                                           2,200             115,940
       *   Global Power Equipment Group, Inc.                                                            3,200              14,944
           Goodrich (B.F.) Co.                                                                           8,500             327,420
           Gorman-Rupp Co.                                                                                 100               2,274
       #   Graco, Inc.                                                                                   5,325             193,724
       *   Graftech International, Ltd.                                                                  4,100              26,814
           Granite Construction, Inc.                                                                    3,400             126,174
           Greenbrier Companies, Inc.                                                                      600              16,350
       *   Griffon Corp.                                                                                 2,600              63,336
           Harland (John H.) Co.                                                                         2,300              86,940
           Harsco Corp.                                                                                  3,400             225,930
       *   Hawk Corp.                                                                                      200               2,768
       #   Heartland Express, Inc.                                                                       5,569             118,675
           Heico Corp.                                                                                     800              18,264
           Heico Corp. Class A                                                                             160               2,888
       *   Heidrick & Struggles International, Inc.                                                      1,400              46,270
       *   Herley Industries, Inc.                                                                         700              11,529
           Herman Miller, Inc.                                                                           5,554             169,897
     * #   Hexcel Corp.                                                                                  3,200              53,216
           Honeywell International, Inc.                                                                65,800           2,404,332
       *   Hub Group, Inc. Class A                                                                       1,500              60,825
           Hubbell, Inc.                                                                                 3,400             164,934
       *   Hudson Highland Group, Inc.                                                                   1,820              45,955
           Hughes Supply, Inc.                                                                           5,700             220,818
           Hunt (J.B.) Transport Services, Inc.                                                         10,200             228,378
     * #   Hurco Companies, Inc.                                                                           300               6,801
       *   Huttig Building Products, Inc.                                                                  300               2,601
       *   ICT Group, Inc.                                                                                 400               6,408
           IDEX Corp.                                                                                    4,350             192,009
       *   II-VI, Inc.                                                                                   2,500              47,825
           IKON Office Solutions, Inc.                                                                   6,800              68,408
           Illinois Tool Works, Inc.                                                                    22,000           1,941,940
       *   Industrial Distribution Group, Inc.                                                             200               1,474
       *   Infrasource Services, Inc.                                                                    3,000              35,190
       *   Insituform Technologies, Inc. Class A                                                         2,100              41,727
           Interpool, Inc.                                                                                 300               5,598
       *   Intersections, Inc.                                                                             400               3,616
     * #   Ionatron, Inc.                                                                                3,600              37,800
           ITT Industries, Inc.                                                                          7,900             859,204
       *   Jacobs Engineering Group, Inc.                                                                4,700             305,359
       *   Jacuzzi Brands, Inc.                                                                          5,200              41,964
     * #   JetBlue Airways Corp.                                                                         8,200             151,208
       #   JLG Industries, Inc.                                                                          4,600             209,300
       #   Joy Global, Inc.                                                                              6,850             362,297
           Kaman Corp. Class A                                                                           1,100              21,131
     * #   Kansas City Southern                                                                          6,600             164,802
           Kaydon Corp.                                                                                  1,400              45,304
           Kelly Services, Inc. Class A                                                                  1,300              36,140
           Kennametal, Inc.                                                                              3,000             164,370
       *   Kforce, Inc.                                                                                  3,100              38,471
       *   Kirby Corp.                                                                                   2,000             106,400
           Knight Transportation, Inc.                                                                   4,425             142,352
       *   Knoll, Inc.                                                                                     200               3,328
       *   Korn/Ferry International                                                                      2,600              44,772

       *   KVH Industries, Inc.                                                                            600               5,736
           L-3 Communications Holdings, Inc.                                                            10,500             782,250
       *   LaBarge, Inc.                                                                                   900              11,988
     * #   Labor Ready, Inc.                                                                             3,800              83,904
       *   Ladish Co., Inc.                                                                              1,000              20,500
           Laidlaw International, Inc.                                                                   8,000             172,960
       *   Lancer Corp.                                                                                    100               2,169
           Landstar Systems, Inc.                                                                        4,400             189,376
       *   Layne Christensen Co.                                                                           300               6,651
       *   Learning Tree International, Inc.                                                               400               5,408
           Lennox International, Inc.                                                                    5,200             151,840
           Lincoln Electric Holdings, Inc.                                                               3,000             122,430
           Lindsay Manufacturer Co.                                                                        200               3,714
       *   LMI Aerospace, Inc.                                                                             100               1,322
           Lockheed Martin Corp.                                                                        32,100           1,945,260
           LSI Industries, Inc.                                                                          1,425              25,650
       *   Lydall, Inc.                                                                                    500               4,180
       *   Magnetek, Inc.                                                                                  700               2,023
     * #   MAIR Holdings, Inc.                                                                             200                 948
           Manpower, Inc.                                                                                7,087             329,191
           Masco Corp.                                                                                  25,600             762,112
           McGrath Rentcorp.                                                                             1,586              45,344
     * #   Mesa Air Group, Inc.                                                                          2,300              23,644
     * #   Microvision, Inc.                                                                               500               1,788
       *   Middleby Corp.                                                                                  600              47,040
     * #   Midwest Air Group, Inc.                                                                         500               1,680
       *   Milacron, Inc.                                                                                1,852               2,352
       *   Miller Industries, Inc.                                                                         400               8,176
           Mine Safety Appliances Co.                                                                    2,400              93,144
       *   Misonix, Inc.                                                                                   200                 998
       *   Mobile Mini, Inc.                                                                             1,300              65,000
     * #   Modtech Holdings, Inc.                                                                          200               1,716
       *   Monster Worldwide, Inc.                                                                       8,500             330,650
       *   Moog, Inc. Class A                                                                              225               6,590
           MSC Industrial Direct Co., Inc. Class A                                                       3,500             136,815
       *   MTC Technologies, Inc.                                                                        1,300              42,601
           Mueller Industries, Inc.                                                                      2,500              67,675
           NACCO Industries, Inc. Class A                                                                  600              70,260
       *   National Patent Development Corp.                                                               100                 189
       *   Navigant Consulting, Inc.                                                                     3,300              67,353
       *   Navistar International Corp.                                                                  4,700             133,339
     * #   NCI Building Systems, Inc.                                                                    1,700              74,035
       *   NCO Group, Inc.                                                                               1,800              31,032
           Nordson Corp.                                                                                 2,600             103,532
           Norfolk Southern Corp.                                                                       32,100           1,420,104
           Northrop Grumman Corp.                                                                       23,628           1,355,538
       *   NuCo2, Inc.                                                                                   1,100              30,932
       *   Odyssey Marine Exploration, Inc.                                                              1,200               3,780
       *   Old Dominion Freight Line, Inc.                                                               1,800              68,418
       *   Omega Flex, Inc.                                                                                100               1,489
       *   On Assignment, Inc.                                                                           1,200              13,260
     * #   Orbital Sciences Corp.                                                                        3,900              47,034
           Oshkosh Truck Corp. Class B                                                                   6,300             283,059
       *   P.A.M. Transportation Services, Inc.                                                            500               8,160
           Paccar, Inc.                                                                                 13,800             991,668

       #   Pall Corp.                                                                                    9,900             274,824
           Parker Hannifin Corp.                                                                        10,300             704,623
       *   Park-Ohio Holdings Corp.                                                                        100               1,575
           Pentair, Inc.                                                                                 6,800             259,760
       *   Perini Corp.                                                                                  1,900              48,944
       *   PHH Corp.                                                                                     3,558             102,684
       *   Pico Holdings, Inc.                                                                             900              30,384
       *   Pinnacle Airlines Corp.                                                                         100                 695
           Pitney Bowes, Inc.                                                                           14,900             620,734
       *   Plug Power, Inc.                                                                              6,071              31,144
       *   Portfolio Recovery Associates, Inc.                                                           1,300              49,816
       *   Powell Industries, Inc.                                                                         400               7,672
       *   Power-One, Inc.                                                                               3,500              21,770
           Precision Castparts Corp.                                                                    11,508             586,793
       *   PRG-Schultz International, Inc.                                                               1,600               1,456
       *   Providence Service Corp.                                                                        100               2,922
     * #   Quanta Services, Inc.                                                                         9,465             133,930
           Quixote Corp.                                                                                   300               6,375
       *   RailAmerica, Inc.                                                                             2,000              21,780
           Raven Industries, Inc.                                                                        1,248              38,239
           Raytheon Co.                                                                                 33,700           1,294,754
           Regal-Beloit Corp.                                                                            1,900              67,051
       *   Republic Airways Holdings, Inc.                                                               2,100              30,513
           Republic Services, Inc.                                                                      11,500             412,275
       *   Resources Connection, Inc.                                                                    3,200              92,928
           Robbins & Myers, Inc.                                                                           700              14,840
           Robert Half International, Inc.                                                              14,200             543,292
           Rockwell Automation, Inc.                                                                    13,800             778,734
           Rockwell Collins, Inc.                                                                       14,500             662,650
           Rollins, Inc.                                                                                 4,950             100,733
       #   Roper Industries, Inc.                                                                        7,100             279,740
       *   Rush Enterprises, Inc. Class A                                                                  400               6,124
           Ryder System, Inc.                                                                              800              33,944
           Schawk, Inc.                                                                                    100               1,849
       *   SCS Transportation, Inc.                                                                        750              14,783
       *   Sequa Corp. Class B                                                                             100               6,400
       *   Shaw Group, Inc.                                                                              6,700             193,563
           Simpson Manufacturing Co., Inc.                                                               3,800             155,724
       *   Sirva, Inc.                                                                                   2,100              16,254
       *   Sitel Corp.                                                                                   2,914               8,946
           Skywest, Inc.                                                                                 4,600             136,620
           Smith (A.O.) Corp.                                                                              400              14,508
       *   SOURCECORP, Inc.                                                                                600              15,636
           Southwest Airlines Co.                                                                       50,900             839,850
       *   Spherion Corp.                                                                                3,400              33,320
           SPX Corp.                                                                                     5,000             235,400
       *   Standard Parking Corp.                                                                          300               5,745
           Standard Register Co.                                                                         1,400              20,748
           Standex International Corp.                                                                     800              22,192
           Steelcase, Inc. Class A                                                                       4,800              70,992
       *   Stericycle, Inc.                                                                              3,200             196,224
           Stewart & Stevenson Services, Inc.                                                            2,100              43,050
           Sun Hydraulics, Inc.                                                                            500               9,535
           Supreme Industries, Inc.                                                                        110                 864
       *   Swift Transportation Co., Inc.                                                                4,900              95,942

           Sypris Solutions, Inc.                                                                          800               8,840
       *   SYS                                                                                             200                 728
       *   Team, Inc.                                                                                      100               2,379
       *   Teledyne Technologies, Inc.                                                                   2,500              81,850
           Teleflex, Inc.                                                                                3,500             231,595
       *   TeleTech Holdings, Inc.                                                                       5,300              65,879
           Tennant Co.                                                                                     800              37,536
     * #   Terex Corp.                                                                                   4,400             271,128
       *   Tetra Tech, Inc.                                                                              4,200              65,520
           Textron, Inc.                                                                                10,400             820,560
       *   The Advisory Board Co.                                                                          600              28,992
           The Brink's Co.                                                                               5,000             230,800
     * #   The Dun & Bradstreet Corp.                                                                    4,800             312,000
       *   The Geo Group, Inc.                                                                             700              17,115
       *   The Lamson & Sessions Co.                                                                     1,500              35,970
       #   The Manitowoc Co., Inc.                                                                       2,700             135,270
       *   Thomas & Betts Corp.                                                                          5,300             212,212
           Timken Co.                                                                                    6,900             213,762
           Todd Shipyards Corp.                                                                            100               2,310
           Toro Co.                                                                                      3,100             124,589
       *   TRC Companies, Inc.                                                                             800               9,256
           Tredegar Industries, Inc.                                                                     1,800              22,500
     * #   Trex Co., Inc.                                                                                1,200              27,444
       #   Trinity Industries, Inc.                                                                      4,300             179,052
       *   Triumph Group, Inc.                                                                           1,200              45,540
     * #   TurboChef Technologies, Inc.                                                                  1,900              24,966
       *   U.S. Home Systems, Inc.                                                                         100                 665
           UAP Holding Corp.                                                                               100               1,898
           Union Pacific Corp.                                                                          20,300           1,553,762
           United Industrial Corp.                                                                         800              34,760
           United Parcel Service, Inc.                                                                  37,700           2,936,830
     * #   United Rentals, Inc.                                                                          5,100             107,916
       *   United Stationers, Inc.                                                                       2,700             132,300
           United Technologies Corp.                                                                    77,000           4,145,680
       #   Universal Forest Products, Inc.                                                               1,400              80,444
     * #   UQM Technologies, Inc.                                                                          700               2,625
       *   URS Corp.                                                                                     3,900             164,268
     * #   US Airways Group, Inc.                                                                          783              26,301
       *   USA Truck, Inc.                                                                                 800              21,680
           Valmont Industries, Inc.                                                                      2,100              70,077
           Viad Corp.                                                                                    1,650              50,243
           Vicor Corp.                                                                                   2,400              38,952
       *   Volt Information Sciences, Inc.                                                               1,000              19,690
           W.W. Grainger, Inc.                                                                           7,300             512,679
           Wabash National Corp.                                                                         1,900              37,715
           Wabtec Corp.                                                                                  3,700              95,571
       #   Walter Industries, Inc.                                                                       3,000             151,050
           Washington Group International, Inc.                                                          2,000             103,420
     * #   Waste Connections, Inc.                                                                       3,800             132,392
           Waste Management, Inc.                                                                       38,400           1,148,544
       *   Water Pik Technologies, Inc.                                                                    700              14,602
           Watsco, Inc. Class A                                                                          1,900             119,225
           Watson Wyatt & Co. Holdings                                                                   3,000              80,760
           Watts Water Technologies, Inc.                                                                1,700              49,113
           Werner Enterprises, Inc.                                                                      4,641              95,001

       *   WESCO International, Inc.                                                                     3,400             141,950
       *   West Corp.                                                                                    6,000             238,020
       *   Wolverine Tube, Inc.                                                                            500               2,580
           Woodward Governor Co.                                                                         1,000              81,670
     * #   Yellow Roadway Corp.                                                                          4,444             209,357
           York International Corp.                                                                      2,700             151,983
                                                                                                                 -----------------
Total Industrials                                                                                                      111,334,434
                                                                                                                 -----------------
Energy -- (8.1%)
     * #   Abraxas Petroleum Corp.                                                                       1,500               9,945
       *   Allis-Chalmers Energy, Inc.                                                                     500               5,430
           Amerada Hess Corp.                                                                            7,900             967,908
     * #   American Oil & Gas, Inc.                                                                        800               3,384
           Anadarko Petroleum Corp.                                                                     20,200           1,830,322
           Apache Corp.                                                                                 28,598           1,866,877
       #   Arch Coal, Inc.                                                                               5,300             408,312
       *   Atlas America, Inc.                                                                             996              56,314
     * #   ATP Oil & Gas Corp.                                                                           1,900              68,609
       *   Atwood Oceanics, Inc.                                                                         1,200              85,188
           Baker Hughes, Inc.                                                                           28,200           1,617,270
           Berry Petroleum Corp. Class A                                                                 1,500              85,575
           BJ Services Co.                                                                              26,000             952,900
       *   Brigham Exploration Co.                                                                       3,400              41,616
           Burlington Resources, Inc.                                                                   33,300           2,405,925
           Cabot Oil & Gas Corp.                                                                         4,050             170,950
     * #   Cal Dive International, Inc.                                                                  3,100             225,091
       *   Callon Petroleum Co.                                                                          1,400              24,780
           CARBO Ceramics, Inc.                                                                          1,950             115,011
       *   Carrizo Oil & Gas, Inc.                                                                       1,600              40,528
       *   Cheniere Energy, Inc.                                                                         3,800             136,154
       #   Chesapeake Energy Corp.                                                                      28,900             836,655
           Chevron Corp.                                                                               141,914           8,133,091
       *   Cimarex Energy Co.                                                                            6,533             254,199
       *   Clayton Williams Energy, Inc.                                                                   800              30,456
       *   Comstock Resources, Inc.                                                                      3,100              95,077
           ConocoPhillips                                                                              106,212           6,426,888
       #   CONSOL Energy, Inc.                                                                           7,500             485,400
       *   Contango Oil & Gas Co.                                                                          600               5,958
       *   Cooper Cameron Corp.                                                                          4,800             382,224
       *   Dawson Geophysical Co.                                                                          100               3,076
     * #   Delta Petroleum Corp.                                                                         3,000              48,300
       *   Denbury Resources, Inc.                                                                       9,200             208,288
       #   Devon Energy Corp.                                                                            5,796             348,919
       #   Diamond Offshore Drilling, Inc.                                                              10,100             631,755
       *   Dril-Quip, Inc.                                                                               1,300              66,300
       *   Dune Energy, Inc.                                                                               400                 988
       *   Edge Petroleum Corp.                                                                          1,300              31,798
           El Paso Corp.                                                                                50,600             556,094
       *   Encore Acquisition Co.                                                                        3,900             121,056
     * #   Endeavour International Corp.                                                                 5,600              20,160
       *   Energy Partners, Ltd.                                                                         2,800              64,792
           ENSCO International, Inc.                                                                    13,291             629,462
           EOG Resources, Inc.                                                                          19,700           1,413,475
           Exxon Mobil Corp.                                                                           469,100          27,221,873
       *   FMC Technologies, Inc.                                                                        5,291             217,407

     * #   Forest Oil Corp.                                                                              5,000             224,050
           Frontier Oil Corp.                                                                            4,300             162,024
       *   FX Energy, Inc.                                                                                 600               6,876
     * #   Gasco Energy, Inc.                                                                            4,400              30,008
       *   Giant Industries, Inc.                                                                        1,000              53,650
       *   Goodrich Petroleum Corp.                                                                      1,800              41,202
       *   Grant Prideco, Inc.                                                                          10,000             383,900
       *   Grey Wolf, Inc.                                                                              13,200              99,132
           Gulf Island Fabrication, Inc.                                                                 1,000              24,850
       *   Gulfmark Offshore, Inc.                                                                       1,600              53,408
           Halliburton Co.                                                                              41,200           2,622,380
       *   Hanover Compressor Co.                                                                        7,711             104,253
       *   Harvest Natural Resources, Inc.                                                               2,400              22,032
           Helmerich & Payne, Inc.                                                                       4,300             249,486
           Holly Corp.                                                                                   2,500             152,050
       *   Hornbeck Offshore Services, Inc.                                                                900              29,484
       *   Houston Exploration Co.                                                                       2,100             114,786
       *   Hydril Co.                                                                                    1,400              89,740
       *   Infinity, Inc.                                                                                  400               2,728
     * #   Input/Output, Inc.                                                                            6,600              49,104
       *   KCS Energy, Inc.                                                                              3,400              88,910
           Kerr-McGee Corp.                                                                              9,995             864,068
       *   Key Energy Group, Inc.                                                                        8,400             118,377
     * #   KFX, Inc.                                                                                     4,100              51,865
       #   Kinder Morgan, Inc.                                                                           9,200             833,520
       *   Lone Star Technologies, Inc.                                                                  2,600             127,400
           Lufkin Industries, Inc.                                                                         100               4,475
           Marathon Oil Corp.                                                                           27,692           1,641,859
           Maritrans, Inc.                                                                                 200               5,778
           MarkWest Hydrocarbon, Inc.                                                                      121               2,650
           Massey Energy Co.                                                                             6,500             246,675
     * #   Matrix Service Co.                                                                            1,000               9,310
     * #   Maverick Tube Corp.                                                                           3,300             125,565
       *   Meridian Resource Corp.                                                                       4,500              18,540
       *   Mitcham Industries, Inc.                                                                        500               7,345
           Murphy Oil Corp.                                                                             14,800             732,008
       *   NATCO Group, Inc. Class A                                                                     1,000              23,200
       *   National-Oilwell, Inc.                                                                       15,134             917,423
     * #   Natural Gas Services Group                                                                      400               9,100
     * #   Newfield Exploration Co.                                                                     10,700             494,982
       *   Newpark Resources, Inc.                                                                       7,000              51,310
           Noble Energy, Inc.                                                                           13,942             521,013
       *   NS Group, Inc.                                                                                1,700              69,768
           Occidental Petroleum Corp.                                                                   31,400           2,490,020
       *   Oceaneering International, Inc.                                                               2,200             112,200
       *   Offshore Logistics, Inc.                                                                        900              27,585
       *   Oil States International, Inc.                                                                4,000             136,240
     * #   OMNI Energy Services Corp.                                                                      300                 909
           Overseas Shipholding Group, Inc.                                                              2,700             137,592
       *   Parallel Petroleum Corp.                                                                      2,200              36,102
       *   Parker Drilling Co.                                                                           6,500              61,945
           Patterson-UTI Energy, Inc.                                                                   13,700             427,988
           Peabody Energy Corp.                                                                         10,400             820,144
           Penn Virginia Corp.                                                                           1,400              83,524
       *   Petrocorp, Inc. Escrow Shares                                                                   100                   6

       *   Petrohawk Energy Corp.                                                                        5,159              68,666
       *   Petroleum Development Corp.                                                                   1,300              43,875
           Pioneer Natural Resources Co.                                                                12,407             631,889
       *   Plains Exploration & Production Co.                                                           5,674             240,578
           Pogo Producing Co.                                                                            4,700             230,300
     * #   Pride International, Inc.                                                                    13,200             393,228
       *   Quicksilver Resources, Inc.                                                                   3,750             141,975
           Range Resources Corp.                                                                         7,000             260,680
       *   Remington Oil & Gas Corp.                                                                     2,100              70,266
       *   Rentech, Inc.                                                                                 5,400              16,740
           Resource America, Inc.                                                                        1,200              20,088
           Rowan Companies, Inc.                                                                         8,700             312,156
           RPC, Inc.                                                                                     3,200             106,240
     * #   SEACOR Holdings, Inc.                                                                         1,900             127,965
       #   Smith International, Inc.                                                                    17,500             661,325
       *   Southwestern Energy Co.                                                                      10,400             354,328
       *   Spinnaker Exploration Co.                                                                     1,800             117,486
           St. Mary Land & Exploration Co.                                                              11,000             391,820
     * #   Stone Energy Corp.                                                                            1,600              71,040
           Sunoco, Inc.                                                                                 10,500             810,600
       *   Superior Energy Services, Inc.                                                                6,000             130,620
       *   Swift Energy Corp.                                                                            2,200             101,618
     * #   Syntroleum Corp.                                                                              3,400              27,438
           Tesoro Petroleum Corp.                                                                        5,900             324,913
       *   Teton Energy Corp.                                                                              400               2,172
       *   TETRA Technologies, Inc.                                                                      2,575              75,447
       *   TGC Industries, Inc.                                                                            300               1,836
           The Williams Companies, Inc.                                                                 55,100           1,184,650
           Tidewater, Inc.                                                                               4,300             194,360
     * #   Transmeridian Exploration, Inc.                                                               4,600              21,620
       *   TransMontaigne, Inc.                                                                          2,700              16,848
     * #   Tri-Valley Corp.                                                                              1,300              13,052
       *   Unit Corp.                                                                                    3,600             194,976
       *   Universal Compression Holdings, Inc.                                                          1,800              72,684
           USEC, Inc.                                                                                    1,200              13,200
       *   VAALCO Energy, Inc.                                                                           2,500              10,075
           Valero Energy Corp.                                                                          24,797           2,385,471
       *   Veritas DGC, Inc.                                                                             2,800              91,560
           Vintage Petroleum, Inc.                                                                       5,600             293,328
       *   Warren Resources, Inc.                                                                          400               6,276
           Western Gas Resources, Inc.                                                                   6,600             314,688
       *   Westmoreland Coal Co.                                                                           400               8,580
       *   W-H Energy Services, Inc.                                                                     2,000              66,660
       *   Whiting Petroleum Corp.                                                                       3,000             124,350
           World Fuel Services Corp.                                                                     2,100              72,135
           XTO Energy, Inc.                                                                             29,633           1,205,767
                                                                                                                 -----------------
Total Energy                                                                                                            87,191,888
                                                                                                                 -----------------
Consumer Staples -- (7.9%)
           Alberto-Culver Co. Class B                                                                    7,850             341,318
           Albertson's, Inc.                                                                            24,800             582,800
           Alliance One International, Inc.                                                              4,400              13,464
           Altria Group, Inc.                                                                          122,300           8,902,217
       #   American Italian Pasta Co.                                                                      700               4,333
           Anheuser-Busch Companies, Inc.                                                               29,916           1,308,526

           Archer-Daniels-Midland Co.                                                                   57,300           1,350,561
           Avon Products, Inc.                                                                          12,600             344,610
     * #   BJ's Wholesale Club, Inc.                                                                     3,800             100,662
       *   Boston Beer Co., Inc. Class A                                                                   700              18,942
           Brown-Forman Corp. Class B                                                                    4,800             330,048
       #   Cal-Maine Foods, Inc.                                                                         1,100               6,886
           Campbell Soup Co.                                                                            31,900             963,699
           Casey's General Stores, Inc.                                                                  4,200              96,684
     * #   Central European Distribution Corp.                                                           1,350              59,008
       *   Central Garden & Pet Co.                                                                      1,500              66,030
     * #   Chattem, Inc.                                                                                 1,100              34,947
           Chiquita Brands International, Inc.                                                           2,400              49,920
       #   Church & Dwight Co., Inc.                                                                     4,450             147,829
       #   Clorox Co.                                                                                   10,400             564,512
           Coca-Cola Co.                                                                               179,500           7,662,855
           Coca-Cola Enterprises, Inc.                                                                  36,200             695,764
           Colgate-Palmolive Co.                                                                        40,000           2,180,800
           ConAgra, Inc.                                                                                24,400             524,600
       *   Constellation Brands, Inc.                                                                   16,400             387,368
           Corn Products International, Inc.                                                             5,300             117,925
           Costco Wholesale Corp.                                                                       39,900           1,994,202
           CVS Corp.                                                                                    70,500           1,904,910
       *   Darling International, Inc.                                                                   3,400              11,526
       *   Dean Foods Co.                                                                               13,250             506,017
       *   Del Monte Foods Co.                                                                          17,500             172,900
           Delta & Pine Land Co.                                                                         2,500              58,900
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                               2,800             231,560
       *   Elizabeth Arden, Inc.                                                                         2,200              41,888
       #   Estee Lauder Companies, Inc.                                                                  6,100             201,361
           Flowers Foods, Inc.                                                                           4,912             127,319
           General Mills, Inc.                                                                          26,600           1,264,298
     * #   Great Atlantic & Pacific Tea Co., Inc.                                                        2,700              81,432
       *   Green Mountain Coffee, Inc.                                                                     497              20,387
       *   Hain Celestial Group, Inc.                                                                      900              20,097
           Heinz (H.J.) Co.                                                                             21,900             760,368
           Hormel Foods Corp.                                                                           11,000             360,800
           Imperial Sugar Co. (New)                                                                        100               1,381
           Ingles Market, Inc. Class A                                                                     300               5,052
     * #   Integrated Biopharma, Inc.                                                                      155                 620
           Inter Parfums, Inc.                                                                           1,601              26,513
       *   Interstate Bakeries Corp.                                                                     1,000               7,925
           J & J Snack Foods Corp.                                                                         900              54,666
           J. M. Smucker Co.                                                                             4,076             184,847
           Kellogg Co.                                                                                  32,000           1,410,240
           Kimberly-Clark Corp.                                                                         31,400           1,851,972
           Kraft Foods, Inc.                                                                            24,700             714,818
           Lancaster Colony Corp.                                                                        2,600             101,400
           Lance, Inc.                                                                                   1,700              31,178
           Loews Corp. - Carolina Group                                                                  3,900             156,975
           Longs Drug Stores Corp.                                                                       3,300             140,679
       *   M&F Worldwide Corp.                                                                           1,100              18,700
       *   Maui Land & Pineapple Co., Inc.                                                                 100               3,459
           McCormick & Co., Inc.                                                                         6,500             202,930
     * #   Medifast, Inc.                                                                                  400               2,156
           MGP Ingredients, Inc.                                                                           100               1,127

           Molson Coors Brewing Co.                                                                      4,200             279,678
       *   Monterey Pasta Co.                                                                              500               2,155
           Nash Finch Co.                                                                                1,000              26,870
     * #   Natural Health Trends Corp.                                                                     100               1,021
           Nature's Sunshine Products, Inc.                                                              1,260              23,197
       *   NBTY, Inc.                                                                                    5,200             102,024
           Nu Skin Enterprises, Inc. Class A                                                             4,700              81,686
       *   Omega Protein Corp.                                                                             700               4,221
     * #   Parlux Fragrances, Inc.                                                                         600              17,268
       *   Pathmark Stores, Inc.                                                                         3,500              37,660
       *   Peet's Coffee & Tea, Inc.                                                                       800              24,840
           PepsiAmericas, Inc.                                                                          11,400             260,604
           PepsiCo, Inc.                                                                               129,300           7,654,560
     * #   Performance Food Group Co.                                                                    2,500              71,000
           Pilgrim's Pride Corp.                                                                         5,300             169,600
       *   Playtex Products, Inc.                                                                        4,400              61,600
       *   PriceSmart, Inc.                                                                                100                 829
           Procter & Gamble Co.                                                                        258,580          14,788,190
           Ralcorp Holdings, Inc.                                                                        2,400             100,056
       *   Revlon, Inc.                                                                                 16,000              40,000
           Reynolds American, Inc.                                                                       9,700             863,494
       *   Rite Aid Corp.                                                                               33,000             121,770
           Ruddick Corp.                                                                                 3,100              62,651
           Safeway, Inc.                                                                                40,600             943,950
       *   San Filippo (John B.) & Son, Inc.                                                               212               2,907
           Sanderson Farms, Inc.                                                                         1,450              51,649
           Sara Lee Corp.                                                                               25,100             453,306
       #   Seaboard Corp.                                                                                  100             172,000
       *   Smart & Final Food, Inc.                                                                      1,700              22,950
       *   Smithfield Foods, Inc.                                                                        9,700             283,531
       *   Spartan Stores, Inc.                                                                            359               3,594
       *   Spectrum Brands, Inc.                                                                         3,800              68,400
     * #   Star Scientific, Inc.                                                                           197                 512
           Supervalu, Inc.                                                                               9,300             304,296
       #   Sysco Corp.                                                                                  20,100             649,632
           The Hershey Co.                                                                              13,500             732,240
       *   The Kroger Co.                                                                               61,600           1,198,736
           The Topps Co., Inc.                                                                           2,400              19,056
           Tootsie Roll Industries, Inc.                                                                 2,838              85,736
       *   TreeHouse Foods, Inc.                                                                         2,090              41,215
           Tyson Foods, Inc. Class A                                                                    20,300             341,649
       *   United Natural Foods, Inc.                                                                    3,000              84,240
     * #   USANA Health Services, Inc.                                                                   1,300              51,324
           UST, Inc.                                                                                     5,300             204,474
       #   Vector Group, Ltd.                                                                            1,050              19,782
           Walgreen Co.                                                                                 87,800           4,010,704
           Wal-Mart Stores, Inc.                                                                       182,848           8,879,099
           WD-40 Co.                                                                                     1,000              27,470
           Weis Markets, Inc.                                                                            1,600              67,360
           Whole Foods Market, Inc.                                                                      5,900             868,952
       *   Wild Oats Markets, Inc.                                                                       2,000              24,160
           Wrigley (Wm.) Jr. Co.                                                                        14,900           1,021,991
                                                                                                                 -----------------
Total Consumer Staples                                                                                                  84,960,800
                                                                                                                 -----------------

Utilities -- (3.0%)
       *   AES Corp.                                                                                    53,800             848,426
           AGL Resources, Inc.                                                                           4,200             148,554
       *   Allegheny Energy, Inc.                                                                       15,000             417,450
           ALLETE, Inc.                                                                                  1,900              87,875
           Alliant Energy Corp.                                                                          6,200             175,770
           Ameren Corp.                                                                                 11,000             577,060
           American Electric Power Co., Inc.                                                            25,800             942,732
           American States Water Co.                                                                     1,300              39,780
           Aqua America, Inc.                                                                            7,725             285,748
       *   Aquila, Inc.                                                                                 24,500              86,975
           Atmos Energy Corp.                                                                            4,200             111,594
           Black Hills Corp.                                                                             1,200              43,860
           California Water Service Group                                                                1,200              42,660
     * #   Calpine Corp.                                                                                40,800              20,808
           Cascade Natural Gas Corp.                                                                       500              10,145
       #   CenterPoint Energy, Inc.                                                                     16,600             219,452
           Central Vermont Public Service Corp.                                                            100               2,040
           CH Energy Group, Inc.                                                                           500              23,350
           Chesapeake Utilities Corp.                                                                      300               9,345
           Cinergy Corp.                                                                                 6,900             283,452
           Cleco Corp.                                                                                   1,700              37,536
       *   CMS Energy Corp.                                                                             19,200             268,416
           Connecticut Water Services, Inc.                                                                100               2,523
           Consolidated Edison, Inc.                                                                    15,300             696,762
           Constellation Energy Group                                                                    9,600             508,704
           Dominion Resources, Inc.                                                                     22,800           1,731,660
       #   DPL, Inc.                                                                                     8,200             209,510
           DTE Energy Co.                                                                                9,300             405,852
           Duke Energy Corp.                                                                            59,600           1,600,856
       #   Duquesne Light Holdings, Inc.                                                                 3,900              66,105
       *   Dynegy, Inc.                                                                                 24,900             119,271
           Edison International                                                                         26,700           1,204,704
       *   El Paso Electric Co.                                                                          3,000              64,890
           Empire District Electric Co.                                                                    500              10,155
           Energen Corp.                                                                                 6,300             231,210
           Energy East Corp.                                                                             7,200             168,840
           EnergySouth, Inc.                                                                                98               2,714
           Entergy Corp.                                                                                13,800             966,000
       *   Environmental Power Corp.                                                                       200               1,528
       #   Equitable Resources, Inc.                                                                     8,300             310,337
           Exelon Corp.                                                                                 51,600           2,685,264
           FirstEnergy Corp.                                                                            22,000           1,033,120
           FPL Group, Inc.                                                                              26,400           1,119,096
           Great Plains Energy, Inc.                                                                     3,400              98,804
           Hawaiian Electric Industries, Inc.                                                            4,200             111,048
           IDACORP, Inc.                                                                                 1,500              42,765
           KeySpan Corp.                                                                                 8,300             278,548
           Laclede Group, Inc.                                                                             700              20,881
           MDU Resources Group, Inc.                                                                     8,900             292,187
           MGE Energy, Inc.                                                                              1,200              42,144
           National Fuel Gas Co.                                                                         4,500             145,125
           New Jersey Resources Corp.                                                                    1,600              68,016
           Nicor, Inc.                                                                                   2,300              92,230
           NiSource, Inc.                                                                               23,100             497,343
           Northeast Utilities, Inc.                                                                     6,800             126,344

           Northwest Natural Gas Co.                                                                     1,100              37,796
           NorthWestern Corp.                                                                            1,800              55,764
           NSTAR                                                                                         5,700             160,113
           OGE Energy Corp.                                                                              4,200             112,392
           Oneok, Inc.                                                                                   5,000             137,150
           Otter Tail Corp.                                                                              1,000              30,050
           Peoples Energy Corp.                                                                          1,600              57,488
           Pepco Holdings, Inc.                                                                         10,000             216,700
           PG&E Corp.                                                                                   34,300           1,261,554
           Piedmont Natural Gas Co.                                                                      4,000              93,960
           Pinnacle West Capital Corp.                                                                   5,200             215,748
           PNM Resources, Inc.                                                                           3,250              84,403
           PPL Corp.                                                                                    26,300             773,220
           Progress Energy, Inc.                                                                        11,900             532,882
           Public Service Enterprise Group, Inc.                                                        10,800             677,376
           Puget Energy, Inc.                                                                            5,300             110,134
           Questar Corp.                                                                                 7,500             559,200
       *   Reliant Energy, Inc.                                                                         25,699             235,403
           SCANA Corp.                                                                                   6,000             237,720
           SEMCO Energy, Inc.                                                                              300               1,788
           Sempra Energy                                                                                19,500             857,025
       *   Sierra Pacific Resources                                                                     12,500             168,500
           SJW Corp.                                                                                       300              15,300
           South Jersey Industries, Inc.                                                                 1,000              28,750
           Southern Co.                                                                                 50,100           1,738,971
       *   Southern Union Co.                                                                            9,648             227,694
           Southwest Gas Corp.                                                                           1,300              34,476
           Southwest Water Co.                                                                           1,400              18,984
           TECO Energy, Inc.                                                                            13,400             234,366
           TXU Corp.                                                                                    24,200           2,483,646
           UGI Corp.                                                                                     5,900             129,800
           UIL Holdings Corp.                                                                              200               9,664
           Unisource Energy Corp.                                                                        1,100              35,596
           Vectren Corp.                                                                                 4,100             111,315
           Westar Energy, Inc.                                                                           4,400              99,528
           WGL Holdings, Inc.                                                                            1,300              39,546
           Wisconsin Energy Corp.                                                                        6,100             231,495
           WPS Resources Corp.                                                                           2,400             129,072
           Xcel Energy, Inc.                                                                            21,800             403,518
                                                                                                                 -----------------
Total Utilities                                                                                                         32,225,651
                                                                                                                 -----------------
Materials -- (2.8%)
       *   AEP Industries, Inc.                                                                            300               6,900
           Air Products & Chemicals, Inc.                                                               15,200             899,384
           Airgas, Inc.                                                                                  6,600             205,260
       *   AK Steel Holding Corp.                                                                        8,400              69,636
           Albemarle Corp.                                                                               3,200             117,760
           Alcoa, Inc.                                                                                  14,900             408,409
       *   Aleris International, Inc.                                                                    2,500              83,125
           Allegheny Technologies, Inc.                                                                  7,921             261,235
           AMCOL International Corp.                                                                     2,000              40,700
           American Vanguard Corp.                                                                       1,400              32,270
           Aptargroup, Inc.                                                                              2,700             148,095
           Arch Chemicals, Inc.                                                                          1,100              31,295
           Ashland, Inc.                                                                                 5,600             312,200

           Balchem Corp.                                                                                   100               2,758
           Ball Corp.                                                                                    6,700             276,174
           Bemis Co., Inc.                                                                               6,700             184,585
           Bowater, Inc.                                                                                 2,700              83,835
       *   Brush Engineered Materials, Inc.                                                                800              12,712
       *   Buckeye Technologies, Inc.                                                                    2,000              15,240
           Cabot Corp.                                                                                   4,500             157,725
           Calgon Carbon Corp.                                                                           2,500              14,400
       *   Caraustar Industries, Inc.                                                                    1,500              14,790
           Carpenter Technology Corp.                                                                    1,800             117,990
       *   Castle (A.M.) & Co.                                                                             400               8,260
       *   Century Aluminum Co.                                                                          2,200              50,864
       *   CFC International, Inc.                                                                         200               3,133
       *   Chaparral Steel Co.                                                                           1,300              32,500
           Chemtura Corp.                                                                               15,141             182,449
           Chesapeake Corp.                                                                                500               8,800
       #   Cleveland-Cliffs, Inc.                                                                        2,000             190,580
       *   Coeur d'Alene Mines Corp.                                                                    18,600              80,166
           Commercial Metals Co.                                                                         5,100             179,010
           Compass Minerals International, Inc.                                                            400               9,632
       *   Crown Holdings, Inc.                                                                         12,100             224,334
           Cytec Industries, Inc.                                                                        3,600             163,044
           Deltic Timber Corp.                                                                           1,000              45,020
           Dow Chemical Co.                                                                             55,700           2,520,425
           DuPont (E.I.) de Nemours & Co., Inc.                                                         48,800           2,086,200
           Eagle Materials, Inc.                                                                         1,277             146,727
           Eagle Materials, Inc. Class B                                                                   596              65,411
           Eastman Chemical Co.                                                                          2,800             154,924
           Ecolab, Inc.                                                                                 21,600             718,632
           Engelhard Corp.                                                                               7,900             233,050
           Ferro Corp.                                                                                   2,500              47,250
           Florida Rock Industries, Inc.                                                                 4,850             241,870
       *   FMC Corp.                                                                                     3,300             175,461
           Freeport-McMoRan Copper & Gold, Inc. Class B                                                 12,700             661,797
           Fuller (H.B.) Co.                                                                             1,400              43,372
           Georgia Gulf Corp.                                                                            2,200              61,292
           Georgia-Pacific Corp.                                                                        17,600             832,304
           Gibraltar Industries, Inc.                                                                    1,550              34,085
           Glatfelter (P.H.) Co.                                                                         1,900              27,398
       *   Graphic Packaging Corp.                                                                      11,500              31,280
           Greif, Inc. Class A                                                                             600              36,030
     * #   Headwaters, Inc.                                                                              3,200             114,016
       *   Hecla Mining Co.                                                                              7,563              26,773
     * #   Hercules, Inc.                                                                                6,900              81,144
           International Flavors & Fragrances, Inc.                                                      5,200             169,208
           International Paper Co.                                                                      13,900             438,267
           Kronos Worldwide, Inc.                                                                        1,456              45,937
           LaFarge North America, Inc.                                                                   5,400             297,000
       *   Landec Corp.                                                                                  1,300               9,581
           Longview Fibre Co.                                                                            1,700              36,142
           Louisiana-Pacific Corp.                                                                       7,900             213,063
           Lubrizol Corp.                                                                                4,700             198,387
           Lyondell Chemical Co.                                                                        13,620             346,357
           MacDermid, Inc.                                                                               2,200              62,502
       #   Martin Marietta Materials, Inc.                                                               4,000             300,440

       *   Material Sciences Corp.                                                                         800              11,608
           MeadWestavco Corp.                                                                           11,000             307,890
           Metal Management, Inc.                                                                        2,000              50,340
       *   Metals USA, Inc.                                                                                900              19,800
           Minerals Technologies, Inc.                                                                   1,300              73,606
     * #   Mines Management, Inc.                                                                          300               2,190
           Monsanto Co.                                                                                 23,235           1,702,428
           Myers Industries, Inc.                                                                        1,187              16,606
     * #   Nanophase Technologies Corp.                                                                    600               3,624
           Neenah Paper, Inc.                                                                              615              17,257
       *   NewMarket Corp.                                                                                 900              19,728
           Newmont Mining Corp.                                                                         35,700           1,646,484
           NL Industries, Inc.                                                                           2,800              41,440
           NN, Inc.                                                                                        300               2,982
       #   Nucor Corp.                                                                                  12,200             818,376
           Olin Corp.                                                                                    3,800              73,150
       *   OM Group, Inc.                                                                                1,500              23,670
       *   OMNOVA Solutions, Inc.                                                                        1,500               7,050
       *   Oregon Steel Mills, Inc.                                                                      2,800              76,580
       *   Owens-Illinois, Inc.                                                                         11,700             254,475
           Packaging Corp. of America                                                                    6,800             157,692
           Packaging Dynamics Corp.                                                                        140               1,435
       *   Pactiv Corp.                                                                                  8,500             172,040
           Phelps Dodge Corp.                                                                            8,500           1,153,195
       *   Pioneer Companies, Inc.                                                                         700              17,381
       *   PolyOne Corp.                                                                                 4,400              25,388
           Pope & Talbot, Inc.                                                                             500               3,995
           Potlatch Corp.                                                                                2,200             106,348
           PPG Industries, Inc.                                                                          8,500             516,205
           Praxair, Inc.                                                                                25,200           1,310,400
           Quaker Chemical Corp.                                                                           400               7,172
           Quanex Corp.                                                                                  2,000             123,700
       #   Reliance Steel & Aluminum Co.                                                                 2,900             187,079
           Rock-Tenn Co. Class A                                                                         1,500              19,950
           Rohm & Haas Co.                                                                              14,400             630,720
       #   Royal Gold, Inc.                                                                              1,600              41,632
           RPM International, Inc.                                                                       8,900             165,540
       *   RTI International Metals, Inc.                                                                1,800              67,140
       #   Ryerson Tull, Inc.                                                                            1,600              36,144
           Schnitzer Steel Industries, Inc. Class A                                                      1,900              65,531
           Schulman (A.), Inc.                                                                           1,300              27,157
           Scotts Co. Class A                                                                            5,600             262,752
       *   Sealed Air Corp.                                                                              6,600             341,286
           Sensient Technologies Corp.                                                                   2,300              41,791
       #   Sigma-Aldrich Corp.                                                                           5,800             383,032
           Silgan Holdings, Inc.                                                                         2,900             102,341
       *   Smurfit-Stone Container Corp.                                                                 4,349              55,102
           Sonoco Products Co.                                                                             500              14,340
           Spartech Corp.                                                                                1,500              31,815
           Steel Dynamics, Inc.                                                                          2,900             100,398
           Steel Technologies, Inc.                                                                        700              18,543
       *   Stillwater Mining Co.                                                                         6,500              69,485
       *   Symyx Technologies, Inc.                                                                      2,200              59,950
           Temple-Inland, Inc.                                                                           8,700             364,269
     * #   Terra Industries, Inc.                                                                        5,300              31,853

           Texas Industries, Inc.                                                                        1,900              94,772
       *   The Mosaic Co.                                                                                2,900              39,266
     * #   Titanium Metals Corp.                                                                         2,300             145,245
       *   U.S. Concrete, Inc.                                                                             200               1,644
       *   United States Lime & Minerals, Inc.                                                             100               2,919
           United States Steel Corp.                                                                     7,000             333,200
           Valhi, Inc.                                                                                   9,000             158,130
           Valspar Corp.                                                                                 7,500             188,625
           Vulcan Materials Co.                                                                          7,700             513,590
       *   Webco Industries, Inc.                                                                           10                 703
           Westlake Chemical Corp.                                                                       3,000              84,060
           Weyerhaeuser Co.                                                                             17,700           1,173,687
           Worthington Industries, Inc.                                                                  6,400             129,856
     * #   Zoltek Companies, Inc.                                                                        1,200              10,560
                                                                                                                 -----------------
Total Materials                                                                                                         29,888,937
                                                                                                                 -----------------
Telecommunication Services -- (2.3%)
       *   @Road, Inc.                                                                                   4,903              24,319
       *   Alamosa Holdings, Inc.                                                                       12,500             231,000
       #   Alaska Communications Systems Group, Inc.                                                     3,000              30,030
           Alltel Corp.                                                                                 27,834           1,860,146
       *   American Tower Corp.                                                                         30,700             837,803
       *   AT&T, Inc.                                                                                  232,350           5,787,839
           BellSouth Corp.                                                                             109,700           2,990,422
     * #   Broadwing Corp.                                                                               2,347              15,772
       *   Centennial Communications Corp.                                                               6,000              95,220
       *   Cincinnati Bell, Inc.                                                                        11,900              46,410
           Citizens Communications Co.                                                                  15,700             204,885
       *   Cogent Communications Group, Inc.                                                               800               4,336
           Commonwealth Telephone Enterprises, Inc.                                                      1,200              41,592
       *   Crown Castle International Corp.                                                             17,800             487,720
           CT Communications, Inc.                                                                         500               6,160
     * #   Dobson Communications Corp.                                                                  10,700              78,859
       *   General Communications, Inc. Class A                                                          4,200              42,630
       *   IDT Corp.                                                                                       800               9,640
       *   IDT Corp. Class B                                                                             3,500              42,700
     * #   Level 3 Communications, Inc.                                                                 45,400             154,360
       *   Nextel Partners, Inc.                                                                        13,800             365,700
       *   NII Holdings, Inc.                                                                           11,600             504,020
           North Pittsburgh Systems, Inc.                                                                  900              17,622
       *   Premiere Global Services, Inc.                                                                2,800              21,168
       *   Price Communications Corp.                                                                    3,005              45,586
       *   Qwest Communications International, Inc.                                                    125,000             655,000
       *   SBA Communications Corp.                                                                      3,800              70,072
           Sprint Nextel Corp.                                                                         249,863           6,256,570
       *   SunCom Wireless Holdings, Inc.                                                                  400               1,020
           SureWest Communications                                                                         500              14,150
       *   TALK America Holdings, Inc.                                                                   1,900              18,240
           Telephone & Data Systems, Inc.                                                                3,900             142,545
           Telephone & Data Systems, Inc. Special Shares                                                 4,900             171,745
       *   Time Warner Telecom, Inc.                                                                     4,000              37,600
       *   UbiquiTel, Inc.                                                                               6,700              65,526
       *   United States Cellular Corp.                                                                  4,600             233,680
           USA Mobility, Inc.                                                                              600              16,380
           Verizon Communications, Inc.                                                                113,800           3,639,324

       *   Wireless Facilities, Inc.                                                                     5,700              31,578
                                                                                                                 -----------------
Total Telecommunication Services                                                                                        25,299,369
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                    992,500,954
                                                                                                                 -----------------

                                                                                                   FACE
                                                                                                  AMOUNT
                                                                                             -----------------
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (8.1%)
      ^    Repurchase Agreement, Merrill Lynch Triparty Repo 3.95%, 12/01/05
              (Collateralized by $74,865,000 U.S. Treasury Note 4.50%, 11/15/10,
              valued at $75,326,518) to be repurchased at $73,854,982                        $          73,847          73,846,879

           Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
              (Collateralized by $13,924,000 FHLMC Notes 4.00%, 09/22/09, valued at
              $13,645,520) to be repurchased at $13,444,449                                             13,443          13,443,000
                                                                                                                 -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                                        87,289,879
                                                                                                                 -----------------
TOTAL INVESTMENTS - (100.0%)
(Cost $902,667,670)                                                                                              $  1,079,790,833
                                                                                                                 =================

                 See accompanying Notes to Financial Statements.

                                      LARGE CAP INTERNATIONAL PORTFOLIO
                                           SCHEDULE OF INVESTMENTS
                                              NOVEMBER 30, 2005

                                                                                                  SHARES              VALUE++
                                                                                             -----------------   -----------------
JAPAN -- (24.2%)
COMMON STOCKS -- (24.2%)
       Acom Co., Ltd.                                                                                    7,500   $         445,772
       Adenka Corp.                                                                                      8,000             112,496
       Aderans Co., Ltd.                                                                                 3,200              79,818
       Advantest Corp.                                                                                   7,370             665,978
       AEON Co., Ltd.                                                                                   61,200           1,362,604
       Aeon Credit Service, Ltd.                                                                         2,700             203,324
    *  Aeon Mall Co., Ltd.                                                                               3,200             140,816
       Aichi Bank, Ltd.                                                                                    700              86,849
       Aichi Steel Corp.                                                                                10,000              69,552
       Aiful Corp.                                                                                       9,900             749,340
       AIOI Insurance Co., Ltd.                                                                         59,000             368,652
    #  Air Water, Inc.                                                                                   9,000              84,438
       Aisin Seiki Co., Ltd.                                                                            25,600             788,307
       Ajinomoto Co., Inc.                                                                              53,000             525,167
       Alfresa Holdings Corp.                                                                            2,400             105,622
       All Nippon Airways Co., Ltd.                                                                    190,000             633,685
       Alpine Electronics, Inc.                                                                          2,500              33,610
       Alps Electric Co., Ltd.                                                                          15,000             236,824
       Amada Co., Ltd.                                                                                  31,000             256,504
       Amano Corp.                                                                                       5,000              79,935
       AOC Holdings, Inc.                                                                                3,600              57,724
       Aoyama Trading Co., Ltd.                                                                          5,500             171,051
       Asahi Breweries, Ltd.                                                                            35,700             425,753
       Asahi Glass Co., Ltd.                                                                            94,000           1,076,999
       Asahi Kasei Corp.                                                                               103,000             575,206
       Asatsu-Dk, Inc.                                                                                   2,600              83,526
    *  Ashikaga Financial Group, Inc.                                                                   41,000                   0
       Asics Corp.                                                                                      13,000             126,028
       Astellas Pharma, Inc.                                                                            53,655           2,067,789
       Autobacs Seven Co., Ltd.                                                                          2,500             111,942
       Awa Bank, Ltd.                                                                                   14,000              91,034
    #  Bank of Ikeda, Ltd.                                                                               1,100              62,781
       Bank of Iwate, Ltd.                                                                               1,100              71,930
       Bank of Kyoto, Ltd.                                                                              23,000             253,420
       Bank of Nagoya, Ltd.                                                                             15,000             112,056
       Bank of Yokohama, Ltd.                                                                          121,000             899,722
       Benesse Corp.                                                                                     7,700             243,367
       Bosch Corp.                                                                                      30,000             146,043
       Bridgestone Corp.                                                                                64,000           1,373,507
       Brother Industries, Ltd.                                                                         22,000             204,173
       Calsonic Kansei Corp.                                                                            15,000              92,632
       Canon, Inc.                                                                                      83,000           4,656,761
       Casio Computer Co., Ltd.                                                                         18,000             309,010
       Central Glass Co., Ltd.                                                                          14,000              78,124
       Central Japan Railway Co.                                                                           254           2,178,560
       Chiba Bank, Ltd.                                                                                 59,000             481,927
       Chiyoda Corp.                                                                                    13,000             251,585
       Chubu Electric Power Co., Ltd.                                                                   67,100           1,599,851
       Chudenko Corp.                                                                                    2,700              42,905
       Chugai Pharmaceutical Co., Ltd.                                                                  54,600           1,232,745
       Chugoku Bank, Ltd.                                                                               15,000             205,832
       Chugoku Electric Power Co., Ltd.                                                                 25,800             488,225
       Circle K Sunkus Co., Ltd.                                                                         5,100             115,341
       Citizen Watch Co., Ltd.                                                                          21,000             173,005
       CMK Corp.                                                                                         3,000              53,210
       Coca-Cola West Japan Co., Ltd.                                                                    4,600             100,339
       Comsys Holdings Corp.                                                                            11,000             128,216
       Cosmo Oil Co., Ltd.                                                                              49,000             219,123
    #  Credit Saison Co., Ltd.                                                                          14,300             612,460
       CSK Corp.                                                                                         5,500             242,907
    #  Culture Convenience Club Co., Ltd.                                                                3,300             126,179
       Dai Nippon Ink & Chemicals, Inc.                                                                 56,000             203,041
       Dai Nippon Printing Co., Ltd.                                                                    63,000           1,073,437
       Dai Nippon Screen Mfg. Co., Ltd.                                                                 19,000             146,715
    #  Dai Nippon Sumitomo Pharma Co., Ltd.                                                             23,000             213,067
       Daicel Chemical Industries, Ltd.                                                                 24,000             153,933

       Daido Steel Co., Ltd.                                                                            27,000             195,020
    *  Daiei, Inc.                                                                                       3,500              83,100
       Daifuku Co., Ltd.                                                                                 6,000             101,635
       Daihatsu Motor Co., Ltd.                                                                         28,000             259,587
    *  Daiichi Sankyo Co, Ltd.                                                                          53,546             976,530
       Daikin Industries, Ltd.                                                                          20,000             541,570
    *  Daikyo, Inc.                                                                                     13,000              72,696
       Daimaru, Inc.                                                                                    19,000             255,625
       Daio Paper Corp.                                                                                  8,000              65,854
       Daishi Bank, Ltd.                                                                                22,000             103,238
       Daito Trust Construction Co., Ltd.                                                                9,800             477,493
       Daiwa House Industry Co., Ltd.                                                                   43,000             596,525
       Daiwa Securities Co., Ltd.                                                                      116,000           1,126,471
       Denki Kagaku Kogyo KK                                                                            38,000             148,484
       Denso Corp.                                                                                      78,000           2,397,001
       Dentsu, Inc.                                                                                        242             651,547
       Diamond City Co., Ltd.                                                                            2,300              98,745
       Disco Corp.                                                                                       1,700              82,174
       Don Quijote Co., Ltd.                                                                             1,400             103,842
       Dowa Mining Co., Ltd.                                                                            24,000             208,262
       East Japan Railway Co.                                                                              325           2,039,144
       Ebara Corp.                                                                                      27,000             111,241
       Edion Corp.                                                                                       5,000              77,163
       Eisai Co., Ltd.                                                                                  23,800             914,585
       Exedy Corp.                                                                                       3,000              80,221
       Ezaki Glico Co., Ltd.                                                                            10,000             102,080
       Familymart Co., Ltd.                                                                              6,000             177,612
       Fancl Corp.                                                                                       1,200              58,407
       Fanuc, Ltd.                                                                                      20,800           1,698,096
    #  Fast Retailing Co., Ltd.                                                                         10,200             721,516
       Fuji Electric Holdings Co., Ltd.                                                                 49,000             225,503
       Fuji Fire & Marine Insurance Co., Ltd.                                                           18,000              65,701
       Fuji Heavy Industries, Ltd.                                                                      50,000             267,039
       Fuji Photo Film Co., Ltd.                                                                        48,000           1,531,811
       Fuji Soft ABC, Inc.                                                                               2,600              75,724
       Fuji Television Network, Inc.                                                                       157             341,824
       Fujikura, Ltd.                                                                                   29,000             221,870
       Fujitsu, Ltd.                                                                                   169,440           1,234,980
       Fukuoka Bank, Ltd.                                                                               52,000             389,267
       Fukuyama Transporting Co., Ltd.                                                                  11,000              42,082
       Funai Electric Co., Ltd.                                                                          2,500             279,521
    *  Furukawa Electric Co., Ltd.                                                                      30,000             179,849
       Futaba Industrial Co., Ltd.                                                                       4,400              97,378
       Glory, Ltd.                                                                                       4,600              75,281
       GMO Internet, Inc.                                                                                2,000              35,579
       Goldcrest Co., Ltd.                                                                                 800              51,790
       Goodwill Group, Inc.                                                                                 26              48,703
       Gulliver International Co., Ltd.                                                                    340              34,973
       Gunma Bank, Ltd.                                                                                 31,000             210,304
       Gunze, Ltd.                                                                                      19,000             107,300
       Hachijuni Bank, Ltd.                                                                             42,000             314,077
       Hamamatsu Photonics K.K.                                                                          4,000              94,098
       Hankyu Department Stores, Inc.                                                                   10,000              83,895
       Hankyu Holdings, Inc.                                                                            85,000             410,798
    #  Hanshin Electric Railway Co., Ltd.                                                               21,000             157,184
  # *  Haseko Corp.                                                                                     56,000             221,863
       Heiwa Corp.                                                                                       6,700              89,542
       Higo Bank, Ltd.                                                                                  14,000             107,147
       Hikari Tsushin, Inc.                                                                              3,800             270,308
       Hino Motors, Ltd.                                                                                53,000             326,514
       Hirose Electric Co., Ltd.                                                                         2,700             362,137
       Hiroshima Bank, Ltd.                                                                             44,000             266,921
       Hisamitsu Pharmaceutical Co., Inc.                                                                5,000             116,350
       Hitachi Cable, Ltd.                                                                              18,000              74,797
       Hitachi Chemical Co., Ltd.                                                                       17,700             405,539
       Hitachi Construction Machinery Co., Ltd.                                                         12,000             231,822
       Hitachi High-Technologies Corp.                                                                   8,300             181,071
       Hitachi Koki Co., Ltd.                                                                            6,000              94,696
       Hitachi Maxell, Ltd.                                                                              3,700              45,687
       Hitachi Metals, Ltd.                                                                             25,000             244,139
       Hitachi Software Engineering Co., Ltd.                                                            3,000              53,451
       Hitachi Transport System, Ltd.                                                                    3,000              29,657
       Hitachi, Ltd.                                                                                   326,000           2,195,964
       Hokkaido Electric Power Co., Inc.                                                                15,700             311,657
       Hokkoku Bank, Ltd.                                                                               22,000              98,201
       Hokugin Financial Group, Inc.                                                                   101,000             433,201
       Hokuriku Electric Power Co., Inc.                                                                15,400             292,550

       Honda Motor Co., Ltd.                                                                            75,100           4,178,118
       House Foods Corp.                                                                                 5,600              78,210
       Hoya Corp.                                                                                       38,800           1,398,615
       Hyakugo Bank, Ltd.                                                                               15,000             101,796
       Hyakujishi Bank, Ltd.                                                                            19,000             119,292
       Ibiden Co., Ltd.                                                                                  7,700             411,350
       Isetan Co., Ltd.                                                                                 14,300             281,628
    *  Ishikawajima-Harima Heavy Industries Co., Ltd.                                                   91,000             231,726
    #  Isuzu Motors, Ltd.                                                                               67,000             256,467
       ITO EN, Ltd.                                                                                      2,800             134,435
       Itochu Corp.                                                                                    144,000           1,080,982
       Itochu Techno-Science Corp.                                                                       4,200             174,387
       Iyo Bank, Ltd.                                                                                   21,000             214,140
    #  Izumi Co., Ltd.                                                                                   2,500              75,764
    #  Japan Airlines System Corp.                                                                     252,000             633,613
       Japan Aviation Electronics Industry, Ltd.                                                         4,000              50,562
       Japan Petroleum Exploration Co., Ltd.                                                             4,000             192,095
       Japan Steel Works, Ltd.                                                                          26,000             117,718
       JFE Holdings, Inc.                                                                               53,200           1,672,818
    *  JFE Shoji Holdings, Inc.                                                                         15,000              72,569
       JGC Corp.                                                                                        15,000             271,990
       JS Group Corp.                                                                                   22,740             419,779
       Jsr Corp., Tokyo                                                                                 18,500             448,917
       Juroku Bank, Ltd.                                                                                23,000             165,146
       Kagoshima Bank, Ltd.                                                                             13,000             103,359
       Kajima Corp.                                                                                     78,000             390,638
       Kamigumi Co., Ltd.                                                                               21,000             172,295
       Kandenko Co., Ltd.                                                                                8,000              59,371
    *  Kanebo, Ltd.                                                                                      1,900               5,709
       Kaneka Corp.                                                                                     25,000             298,130
       Kansai Electric Power Co., Inc.                                                                  74,400           1,580,467
       Kansai Paint Co., Ltd., Osaka                                                                    20,000             139,651
       Kao Corp.                                                                                        49,000           1,150,204
       Katokichi Co., Ltd.                                                                               9,300              60,082
    #  Kawasaki Heavy Industries, Ltd.                                                                 110,000             306,534
       Kawasaki Kisen Kaisha, Ltd.                                                                      44,000             259,663
       KDDI Corp.                                                                                          344           1,807,712
       Keihin Corp.                                                                                      4,100             106,649
    #  Keihin Electric Express Railway Co., Ltd.                                                        38,000             235,564
       Keio Electric Railway Co., Ltd.                                                                  48,000             269,641
       Keisei Electric Railway Co., Ltd.                                                                23,000             153,058
       Keiyo Bank, Ltd.                                                                                 17,000             114,742
       Keyence Corp.                                                                                     3,200             812,118
       Kikkoman Corp.                                                                                   12,000             114,337
       Kinden Corp.                                                                                     14,000             122,580
       Kintetsu Corp.                                                                                  140,280             506,590
       Kirin Beverage Corp.                                                                              2,000              38,707
       Kirin Brewery Co., Ltd.                                                                          77,000             825,233
       Kissei Pharmaceutical Co., Ltd.                                                                   4,000              76,164
       Kobayashi Pharmaceutical Co., Ltd.                                                                2,700              74,200
       Kobe Steel, Ltd.                                                                                228,000             661,011
       Koei Co., Ltd.                                                                                    2,800              77,423
       Koito Manufacturing Co., Ltd.                                                                     7,000             100,329
       Kokuyo Co., Ltd.                                                                                  8,000             119,446
       Komatsu, Ltd.                                                                                    85,000           1,176,835
       Komeri Co., Ltd.                                                                                  3,300             120,708
       Komori Corp.                                                                                      6,000             114,454
    #  Konami Co., Ltd.                                                                                  8,600             171,466
       Konica Minolta Holdings, Inc.                                                                    40,000             365,271
       Kose Corp.                                                                                        3,355             120,543
       Koyo Seiko Co.                                                                                   15,000             262,678
       Kubota Corp.                                                                                     93,000             725,322
       Kuraray Co., Ltd.                                                                                34,000             335,581
       Kurita Water Industries, Ltd.                                                                    10,300             176,517
       Kyocera Corp.                                                                                    15,900           1,083,256
       KYORIN Pharmaceutical Co., Ltd.                                                                   6,000              69,960
       Kyowa Exeo Corp.                                                                                  5,000              54,395
       Kyowa Hakko Kogyo Co., Ltd.                                                                      28,000             197,466
       Kyushu Electric Power Co., Inc.                                                                  37,500             798,961
       Lawson Inc.                                                                                       8,100             323,067
    *  Leopalace21 Corp.                                                                                11,000             351,802
       Lintec Corp.                                                                                      4,000              76,124
    #  Lion Corp.                                                                                       19,000             121,867
    #  Mabuchi Motor Co., Ltd.                                                                           3,400             188,516
       Maeda Corp.                                                                                      13,000              85,112
       Makita Corp.                                                                                     10,000             245,620
       Marubeni Corp.                                                                                  114,000             562,059

       Marui Co., Ltd.                                                                                  28,100             527,257
       Maruichi Steel Tube, Ltd.                                                                         6,000             124,154
    *  Matsui Securities Co., Ltd.                                                                       9,700              95,855
       Matsumotokiyoshi Co., Ltd.                                                                        2,400              68,163
       Matsushita Electric Industrial Co., Ltd.                                                        205,188           4,124,301
       Matsushita Electric Works, Ltd.                                                                  79,000             752,148
       Matsuzakaya Co., Ltd.                                                                             7,000              56,697
       Mazda Motor Corp.                                                                                89,000             386,956
       Mediceo Paltac Holdings Co., Ltd.                                                                13,500             186,694
       Meiji Dairies Corp.                                                                              21,000             104,930
       Meiji Seika Kaisha, Ltd. Tokyo                                                                   28,000             144,118
       Meitec Corp.                                                                                      2,600              86,055
       Millea Holdings, Inc.                                                                               145           2,386,434
       Minebea Co., Ltd.                                                                                31,000             167,947
       Miraca Holdings, Inc.                                                                             4,500              93,965
    *  Misawa Homes Holdings, Inc.                                                                       3,000             120,016
       MISUMI Group, Inc.                                                                                2,800             111,882
    *  Mitsubishi Chemical Holdings Corp.                                                              146,990             860,028
       Mitsubishi Corp.                                                                                118,500           2,408,482
       Mitsubishi Electric Corp.                                                                       185,000           1,235,611
       Mitsubishi Estate Co., Ltd.                                                                     106,000           1,541,455
       Mitsubishi Gas Chemical Co., Inc.                                                                36,000             294,129
       Mitsubishi Heavy Industries, Ltd.                                                               298,000           1,250,720
       Mitsubishi Logistics Corp.                                                                       10,000             127,799
       Mitsubishi Materials Corp.                                                                       82,000             330,364
  # *  Mitsubishi Motors Corp.                                                                         272,000             572,322
       Mitsubishi Rayon Co., Ltd.                                                                       44,000             260,864
       Mitsubishi UFJ Financial Group, Inc.                                                                729           9,164,149
       Mitsubishi UFJ Securities Co., Ltd.                                                              66,120             757,722
       Mitsui & Co., Ltd.                                                                              136,000           1,668,274
       Mitsui Chemicals, Inc.                                                                           60,000             331,374
       Mitsui Engineering and Shipbuilding Co., Ltd.                                                    63,000             163,841
       Mitsui Fudosan Co., Ltd.                                                                         41,000             657,397
       Mitsui Mining and Smelting Co., Ltd.                                                             46,000             259,819
       Mitsui O.S.K. Lines, Ltd.                                                                        84,000             616,104
       Mitsui Sumitoma Insurance Co., Ltd.                                                             120,790           1,376,479
       Mitsui Trust Holdings, Inc.                                                                      63,000             773,415
    #  Mitsukoshi, Ltd.                                                                                 35,000             175,412
       Mizuho Financial Group, Inc.                                                                        983           6,900,333
  # *  Mizuho Investors Securities Co., Ltd.                                                            86,000             274,255
    #  Mizuho Trust & Banking Co., Ltd.                                                                667,000           2,116,121
       Modec, Inc.                                                                                       1,900              50,008
       Mori Seiki Co., Ltd.                                                                              6,400              83,426
       Murata Manufacturing Co., Ltd.                                                                   19,700           1,118,518
       Musashino Bank, Ltd.                                                                              1,900             111,431
       Nabtesco Corp.                                                                                    5,000              55,742
       Nachi-Fujikoshi Corp.                                                                            15,000              72,594
       Nagase & Co., Ltd.                                                                               10,000             119,148
    #  Nagoya Railroad Co., Ltd.                                                                        70,000             245,324
    *  Namco Bandai Holdings, Inc.                                                                      13,900             210,571
       Nanto Bank, Ltd.                                                                                 20,000             135,377
       NEC Corp.                                                                                       183,000           1,100,444
       NEC Fielding, Ltd.                                                                                2,700              46,249
       NEOMAX Co., Ltd.                                                                                  5,000             145,367
       Net One Systems Co., Ltd.                                                                            46              99,126
       NGK Insulators, Ltd.                                                                             25,000             383,720
       NGK Spark Plug Co., Ltd.                                                                         14,000             294,394
       NHK Spring Co., Ltd.                                                                             14,000             133,695
       Nichicon Corp.                                                                                    5,600              67,867
       Nichirei Corp.                                                                                   20,000              80,898
       Nidec Corp.                                                                                      11,000             790,502
       Nidec Sankyo Corp.                                                                                5,000              70,147
    #  Nihon Unisys, Ltd.                                                                                3,000              36,109
       Nikko Cordial Corp.                                                                              76,000           1,032,908
       Nikon Corp.                                                                                      24,000             362,122
       Nintendo Co., Ltd., Kyoto                                                                        10,700           1,178,553
       Nippon Electric Glass Co., Ltd.                                                                  25,000             508,479
       Nippon Express Co., Ltd.                                                                         75,000             399,553
       Nippon Kayaku Co., Ltd.                                                                          13,000             102,060
       Nippon Light Metal Co., Ltd.                                                                     44,000             109,385
       Nippon Meat Packers, Inc., Osaka                                                                 17,000             173,773
       Nippon Mining Holdings, Inc.                                                                     65,500             430,072
       Nippon Mitsubishi Oil Corp.                                                                     122,000             886,974
       Nippon Paper Group, Inc.                                                                             90             313,338
       Nippon Seiki Co., Ltd.                                                                            2,000              34,567
       Nippon Sheet Glass Co., Ltd.                                                                     33,000             137,970
       Nippon Shokubai Co., Ltd.                                                                        12,000             126,643

       Nippon Steel Corp.                                                                              585,000           1,973,367
       Nippon Suisan Kaisha, Ltd.                                                                       11,000              42,511
       Nippon Telegraph & Telephone Corp.                                                                2,177           9,774,905
       Nippon Television Network Corp.                                                                     890             137,040
       Nippon Yusen KK                                                                                  94,000             569,352
       Nipponkoa Insurance Co., Ltd.                                                                    64,000             513,500
       Nishimatsu Construction Co., Ltd.                                                                23,000              96,465
       Nishimatsuya Chain Co., Ltd.                                                                      2,100              82,278
       Nishi-Nippon Bank, Ltd.                                                                          45,000             266,526
       Nishi-Nippon Railroad Co., Ltd.                                                                  26,000              92,478
       Nissan Chemical Industries, Ltd.                                                                 13,000             177,550
       Nissan Diesel Motor Co., Ltd.                                                                    13,000              80,513
       Nissan Motor Co., Ltd.                                                                          437,600           4,490,809
       Nissan Shatai Co., Ltd.                                                                           7,000              51,549
       Nissay Dowa General Insurance Co., Ltd.                                                          25,000             182,855
       Nisshin Seifun Group, Inc.                                                                       16,500             160,532
       Nisshin Steel Co., Ltd.                                                                          73,000             207,277
       Nisshinbo Industries, Inc.                                                                       13,000             122,888
       Nissin Food Products Co., Ltd.                                                                    8,400             231,832
       Nitto Denko Corp.                                                                                15,200           1,038,179
       NOK Corp.                                                                                        15,000             400,013
       Nomura Research Institute, Ltd.                                                                   3,900             398,539
       Nomura Securities Co., Ltd.                                                                     190,000           3,156,976
       NS Solutions Corp.                                                                                2,800              67,228
       NSK, Ltd.                                                                                        38,000             246,242
       NTN Corp.                                                                                        32,000             218,885
       NTT Data Corp.                                                                                      303           1,065,010
       NTT Docomo, Inc.                                                                                  6,017           9,354,096
       Obayashi Corp.                                                                                   56,000             393,855
       Obic Co., Ltd.                                                                                      600              96,319
       Odakyu Electric Railway Co., Ltd.                                                                61,000             329,066
       Ogaki Kyoritsu Bank, Ltd.                                                                        18,000             105,620
       Oita Bank, Ltd.                                                                                   9,000              70,168
       Oji Paper Co., Ltd.                                                                              74,000             379,993
       Okasan Holdings, Inc.                                                                            13,000              93,565
       Oki Electric Industry Co., Ltd.                                                                  44,000             146,310
       Okuma Corp.                                                                                      10,000              89,614
       Okumura Corp.                                                                                    16,000              89,943
       Olympus Corp.                                                                                    15,000             383,953
       OMC Card, Inc.                                                                                    8,000             136,802
       Omron Corp.                                                                                      14,600             336,248
       Ono Pharmaceutical Co., Ltd.                                                                      9,000             375,732
       Onward Kashiyama Co., Ltd.                                                                       12,000             198,910
    #  Oracle Corp. Japan                                                                               17,500             692,142
    *  Orient Corp.                                                                                     31,000             128,083
       Oriental Land Co., Ltd.                                                                           9,400             499,871
       Orix Corp.                                                                                        4,260             913,700
       Osaka Gas Co., Ltd.                                                                             173,000             566,220
       OSG Corp.                                                                                         6,000             101,513
       Otsuka Corp.                                                                                      1,900             166,755
       Paris Miki, Inc.                                                                                  1,900              38,245
       Park24 Co., Ltd.                                                                                  3,000              76,304
       Pioneer Electronic Corp.                                                                         13,200             182,027
       Promise Co., Ltd.                                                                                 6,500             391,906
       Q.P. Corp.                                                                                        8,900              75,512
       Rengo Co., Ltd.                                                                                  17,000              86,967
    *  Resona Holdings, Inc.                                                                             1,412           4,536,348
       Resorttrust, Inc.                                                                                 2,100              65,889
       Ricoh Co., Ltd., Tokyo                                                                           67,000           1,167,854
       Right On Co., Ltd.                                                                                1,200              59,337
       Rinnai Corp.                                                                                      3,000              72,041
       Rohm Co., Ltd.                                                                                    9,600             862,190
       Round One Corp.                                                                                      25              93,208
       Ryohin Keikaku Co., Ltd.                                                                          2,000             131,651
       Ryoshoku, Ltd.                                                                                    2,600              69,822
       Sagami Railway Co., Ltd.                                                                         27,000              83,671
       Sanken Electric Co., Ltd.                                                                         8,000             110,366
       Sankyo Co., Ltd.                                                                                  8,700             437,468
       Sankyu, Inc., Tokyo                                                                              10,000              45,260
       Santen Pharmaceutical Co., Ltd.                                                                   5,300             126,222
       Sanwa Shutter Corp.                                                                              15,000              83,035
  # *  Sanyo Electric Co., Ltd.                                                                        143,000             318,622
       Sapporo Hokuyo Holdings, Inc.                                                                        28             276,909
       Sapporo Holdings, Ltd.                                                                           19,000             100,648
       Secom Co., Ltd.                                                                                  20,000           1,028,089
       Sega Sammy Holdings, Inc.                                                                        14,048             450,747
       Seiko Epson Corp.                                                                                 9,300             237,272

       Seino Holdings Co., Ltd.                                                                         14,000             128,001
  # *  Seiyu, Ltd.                                                                                      28,000              79,947
       Sekisui Chemical Co., Ltd.                                                                       40,000             273,104
       Sekisui House, Ltd.                                                                              50,000             592,696
    *  Seven & I Holdings Co., Ltd.                                                                    128,200           4,494,116
       Seventy-seven (77) Bank, Ltd.                                                                    25,000             183,663
       SFCG Co., Ltd.                                                                                      870             184,135
       Sharp Corp., Osaka                                                                               92,000           1,421,961
       Shiga Bank, Ltd.                                                                                 15,000             104,685
       Shikoku Bank, Ltd.                                                                               14,000              67,276
       Shikoku Electric Power Co., Inc.                                                                 18,800             372,015
       Shimachu Co., Ltd.                                                                                4,600             128,784
       Shimadzu Corp.                                                                                   17,000             117,574
       Shimamura Co., Ltd.                                                                               2,400             289,018
       Shimano, Inc.                                                                                     7,700             185,293
       Shimizu Corp.                                                                                    52,000             340,847
       Shin-Etsu Chemical Co., Ltd.                                                                     35,000           1,814,641
       Shinko Electric Industries Co., Ltd.                                                              1,600             122,738
       Shinko Securities Co., Ltd.                                                                      47,000             194,984
       Shinsei Bank, Ltd.                                                                               87,000             487,292
       Shionogi & Co., Ltd.                                                                             27,000             330,617
       Shiseido Co., Ltd.                                                                               33,000             530,123
       Shizuoka Bank, Ltd.                                                                              54,000             524,770
       Showa Corp.                                                                                       4,300              71,680
       Showa Denko KK                                                                                   92,000             342,117
       Showa Shell Sekiyu KK                                                                            35,100             394,561
       Skylark Co., Ltd.                                                                                 6,500             103,743
       SMBC Friend Securities Co., Ltd.                                                                 21,500             138,453
       SMC Corp.                                                                                         5,000             667,755
    #  Softbank Corp.                                                                                   28,600           2,289,372
       Sohgo Security Services Co., Ltd.                                                                 6,200              90,435
  # *  Sojitz Corp.                                                                                     28,900             160,600
       Sompo Japan Insurance, Inc.                                                                      82,000           1,078,104
       Sony Corp.                                                                                       99,700           3,687,868
       Square Enix Co., Ltd.                                                                             9,500             262,223
       Stanley Electric Co., Ltd.                                                                       11,900             193,348
       Sumisho Computer Systems Corp.                                                                    1,600              27,476
       Sumitomo Bakelite Co., Ltd.                                                                      16,000             116,229
       Sumitomo Chemical Co., Ltd.                                                                     133,000             825,570
       Sumitomo Corp.                                                                                  103,000           1,217,258
       Sumitomo Corporation's Leasing, Ltd.                                                              2,800             123,089
       Sumitomo Electric Industries, Ltd.                                                               66,000             910,456
       Sumitomo Forestry Co., Ltd.                                                                      11,000              96,678
       Sumitomo Heavy Industries, Ltd.                                                                  43,000             311,955
       Sumitomo Metal Industries, Ltd., Osaka                                                          384,000           1,319,605
       Sumitomo Metal Mining Co., Ltd.                                                                  48,000             479,039
       Sumitomo Mitsui Financial Group, Inc.                                                               483           4,537,377
       Sumitomo Osaka Cement Co., Ltd.                                                                  35,000              94,529
       Sumitomo Real Estate Sales Co., Ltd.                                                              1,800              96,347
       Sumitomo Realty & Development Co., Ltd.                                                          34,000             562,497
       Sumitomo Rubber                                                                                  16,000             215,790
       Sumitomo Titanium Corp.                                                                           1,000             161,172
       Sumitomo Trust & Banking Co., Ltd.                                                              122,000           1,023,093
       Sumitomo Warehouse Co., Ltd.                                                                     11,000              81,307
       Sundrug Co., Ltd.                                                                                 1,500              76,854
       Suruga Bank, Ltd.                                                                                18,000             203,810
       Suzuken Co., Ltd.                                                                                 6,980             212,681
       Suzuki Motor Corp.                                                                               46,500             865,712
       Sysmex Corp.                                                                                      2,600              91,731
       T&D Holdings, Inc.                                                                               21,900           1,380,008
       Taiheiyo Cement Corp.                                                                            76,000             304,737
       Taisei Corp.                                                                                     78,000             332,545
       Taisho Pharmaceutical Co., Ltd.                                                                  30,000             539,039
       Taiyo Nippon Sanso Corp.                                                                         22,000             141,104
       Taiyo Yuden Co., Ltd.                                                                            10,000             109,858
       Takara Holdings, Inc.                                                                            14,000              81,384
       Takashimaya Co., Ltd.                                                                            22,000             340,219
       Takeda Pharmaceutical Co., Ltd.                                                                  87,900           4,814,775
       Takefuji Corp.                                                                                   10,350             698,265
  # *  TC Properties Co., Ltd.                                                                          61,900             125,323
       TDK Corp.                                                                                        10,800             898,212
       Teijin, Ltd.                                                                                     72,000             392,197
    #  Teikoku Oil Co., Ltd.                                                                            16,000             178,220
       Terumo Corp.                                                                                     13,000             359,188
       The Joyo Bank, Ltd.                                                                              66,000             374,121
       The Nisshin Oillio Group, Ltd.                                                                    6,000              38,445
       The San-in Godo Bank, Ltd.                                                                       14,000             129,552

       THK Co., Ltd.                                                                                     8,400             221,660
       TIS, Inc.                                                                                         2,700              65,788
       Toagosei Co., Ltd.                                                                               15,000              77,984
       Tobu Railway Co., Ltd.                                                                           71,000             312,602
       Toda Corp.                                                                                       19,000             109,332
       Toho Bank, Ltd.                                                                                  14,000              71,984
       Toho Co., Ltd.                                                                                   12,800             256,485
       Toho Gas Co., Ltd.                                                                               43,000             169,229
       Toho Titanium Co., Ltd.                                                                           2,000             241,252
       Tohuku Electric Power Co., Inc.                                                                  41,300             795,514
       Tokai Rika Co., Ltd.                                                                              4,000              92,345
       Tokai Rubber Industries, Ltd.                                                                     6,000              87,911
       Tokuyama Corp.                                                                                   15,000             172,715
       Tokyo Broadcasting System, Inc.                                                                  11,200             259,863
       Tokyo Electric Power Co., Ltd                                                                   111,100           2,669,193
       Tokyo Electron, Ltd.                                                                             15,200             919,013
       Tokyo Gas Co., Ltd.                                                                             228,000             917,908
       Tokyo Seimitsu Co., Ltd.                                                                          2,900             156,758
       Tokyo Steel Manufacturing Co., Ltd.                                                              10,100             130,709
       Tokyo Style Co., Ltd.                                                                             7,000              86,086
       Tokyo Tatemono Co., Ltd.                                                                         19,000             158,481
       Tokyo Tomin Bank, Ltd.                                                                            2,300              85,400
       Tokyu Corp.                                                                                      75,000             445,398
       Tokyu Land Corp.                                                                                 31,000             225,908
  # *  Tomen Corp.                                                                                      49,000              70,123
       TonenGeneral Sekiyu KK                                                                           27,000             287,451
       Topcon Corp.                                                                                      3,000              88,258
       Toppan Forms Co., Ltd.                                                                            3,500              47,436
       Toppan Printing Co., Ltd.                                                                        52,000             569,660
       Toray Industries, Inc.                                                                          119,000             811,634
       Toshiba Corp.                                                                                   275,000           1,440,560
       Toshiba Machine Co., Ltd.                                                                         9,000              80,088
       Toshiba TEC Corp.                                                                                11,000              55,802
       Tosoh Corp.                                                                                      43,000             190,460
    #  Toto, Ltd.                                                                                       25,000             223,557
       Toyo Ink Manufacturing Co., Ltd.                                                                 13,000              55,512
       Toyo Seikan Kaisha, Ltd.                                                                         15,300             229,295
       Toyo Suisan Kaisha, Ltd.                                                                          7,000             112,061
       Toyo Tire & Rubber Co., Ltd.                                                                     13,000              64,052
       Toyobo Co., Ltd.                                                                                 52,000             134,635
       Toyoda Gosei Co., Ltd.                                                                           10,100             192,872
       Toyoda Machine Works, Ltd.                                                                        6,000              79,469
       Toyota Auto Body Co., Ltd.                                                                        6,200             118,805
       Toyota Industries Corp.                                                                          15,300             529,116
       Toyota Motor Credit Corp.                                                                       274,900          13,275,692
       Toyota Tsusho Corp.                                                                              18,000             363,736
       Trans Cosmos, Inc.                                                                                1,000              50,500
       Trend Micro Inc.                                                                                  9,500             316,768
       Tsubakimoto Chain Co.                                                                            12,000              77,616
       Tsumura & Co.                                                                                     5,000             113,214
       TV Asahi Corp.                                                                                       65             162,271
       Ube Industries, Ltd.                                                                             74,000             189,431
       UFJ Central Leasing Co., Ltd.                                                                     2,000              98,397
       UFJ NICOS Co., Ltd.                                                                              36,000             323,869
       Uni-Charm Corp.                                                                                   4,600             210,692
       Uniden Corp.                                                                                      5,000              94,555
       UNY Co., Ltd.                                                                                    12,000             163,044
    #  Urban Corp.                                                                                       2,000             132,792
       Ushio, Inc.                                                                                       9,000             200,557
       USS Co., Ltd.                                                                                     2,090             128,688
       Victor Co. of Japan, Ltd.                                                                        16,000             102,377
       Wacoal Corp.                                                                                     10,000             135,245
       West Japan Railway Co.                                                                              152             581,208
       World Co., Ltd.                                                                                   2,800             109,607
       Xebio Co., Ltd.                                                                                   1,700              72,761
       Yahoo Japan Corp.                                                                                 3,000           3,621,586
    #  Yakult Honsha Co., Ltd.                                                                          12,000             247,360
       Yamada Denki Co., Ltd.                                                                            5,300             543,097
       Yamaguchi Bank, Ltd.                                                                             13,000             173,762
       Yamaha Corp.                                                                                     14,500             225,929
       Yamaha Motor Co., Ltd.                                                                           21,000             477,983
       Yamanashi Chuo Bank, Ltd.                                                                        14,000             103,891
       Yamatake Corp.                                                                                    5,200             107,862
       Yamato Transport Co., Ltd.                                                                       33,000             540,833
       Yamazaki Baking Co., Ltd.                                                                        12,000              93,951
    *  Yaskawa Electric Corp.                                                                           17,000             161,089
       Yodogawa Steel Works, Ltd.                                                                       13,000              75,724

       Yokogawa Electric Corp.                                                                          17,000             273,285
       Yokohama Rubber Co., Ltd.                                                                        21,000             112,215
       York-Benimaru Co., Ltd.                                                                           2,700              79,458
       Yoshinoya D&C Co., Ltd.                                                                              35              64,321
       Zeon Corp.                                                                                       15,000             186,710
                                                                                                                 -----------------
TOTAL -- JAPAN                                                                                                         282,209,895
                                                                                                                 -----------------
UNITED KINGDOM -- (23.0%)
COMMON STOCKS -- (23.0%)
       3i Group P.L.C.                                                                                  44,534             650,838
    *  Admiral Group P.L.C.                                                                             10,230              78,298
       Aegis Group P.L.C.                                                                               93,242             191,920
       Alliance & Leicester P.L.C.                                                                      46,652             717,267
       Alliance Unichem P.L.C.                                                                          46,743             600,311
       Amec P.L.C.                                                                                      26,046             155,739
    *  Amlin P.L.C.                                                                                     23,028              95,309
       Amvescap P.L.C.                                                                                  81,593             555,880
       Anglo America P.L.C.                                                                            157,976           4,944,205
       Antofagasta P.L.C.                                                                               38,710           1,111,463
       Arm Holdings P.L.C.                                                                             139,465             291,677
       Arriva P.L.C.                                                                                    17,572             173,757
       Associated British Foods P.L.C.                                                                 156,137           2,203,015
       Associated British Ports Holdings P.L.C.                                                         31,348             310,024
       AstraZeneca P.L.C.                                                                              170,638           7,836,099
       Aviva P.L.C.                                                                                    261,539           3,093,272
       AWG P.L.C.                                                                                       14,714             254,455
       BAA P.L.C.                                                                                      109,295           1,199,462
       BAE Systems P.L.C.                                                                              324,810           1,893,921
       Balfour Beatty P.L.C.                                                                            38,213             221,542
       Barclays P.L.C                                                                                  720,934           7,322,088
       Barratt Developments P.L.C.                                                                      24,917             389,109
       BBA Group P.L.C.                                                                                 44,903             242,457
       BG Group P.L.C.                                                                                 383,852           3,574,828
       BHP Billiton P.L.C.                                                                             264,333           3,954,609
       BOC Group P.L.C.                                                                                 38,519             738,647
       Boots Group P.L.C.                                                                               72,149             742,608
       BP P.L.C.                                                                                     2,255,040          24,758,373
       BPB P.L.C.                                                                                       44,716             593,680
       Bradford & Bingley P.L.C.                                                                        58,335             373,073
       Brambles Industries P.L.C.                                                                       71,029             479,702
    *  British Airways P.L.C.                                                                          184,946             995,435
       British American Tobacco P.L.C.                                                                 273,139           5,929,016
    *  British Energy Group P.L.C.                                                                      43,250             348,574
       British Land Co. P.L.C.                                                                          54,197             916,803
       British Sky Broadcasting Group P.L.C.                                                           272,457           2,317,866
       BT Group P.L.C.                                                                                 899,245           3,305,507
       Bunzl P.L.C.                                                                                     31,721             323,580
    *  Burberry Group P.L.C.                                                                            16,741             120,198
       Burren Energy P.L.C.                                                                              7,126             111,507
       Cable and Wireless P.L.C.                                                                       245,792             504,813
       Cadbury Schweppes P.L.C.                                                                        216,640           2,069,511
    *  Cairn Energy P.L.C.                                                                              15,787             497,597
       Capita Group P.L.C.                                                                              64,655             437,042
       Carnival P.L.C.                                                                                  21,534           1,204,555
       Carphone Warehouse Group P.L.C.                                                                 182,534             723,952
       Centrica P.L.C.                                                                                 382,951           1,518,059
       Close Brothers Group P.L.C.                                                                      14,870             217,533
       Cobham P.L.C.                                                                                   100,410             287,119
       Collins Stewart Tullett P.L.C.                                                                   15,145             151,529
       Compass Group P.L.C.                                                                            212,834             775,724
       Corus Group P.L.C.                                                                              446,515             427,762
    *  Daily Mail & General Trust P.L.C. Series A                                                       21,679             280,694
       Diageo P.L.C.                                                                                   314,077           4,519,908
       DSG International                                                                               192,294             506,345
    *  Easyjet P.L.C.                                                                                    7,695              43,688
       Electrocomponents P.L.C.                                                                         39,172             173,674
       Emap P.L.C.                                                                                      25,504             378,005
       EMI Group P.L.C.                                                                                 80,276             322,812
       Enterprise Inns P.L.C.                                                                           35,517             534,316
       Exel P.L.C.                                                                                      28,112             586,705
       Firstgroup P.L.C.                                                                                40,935             241,831
       Friends Provident P.L.C.                                                                        209,193             687,396
       Gallaher Group P.L.C.                                                                            68,280           1,035,880
       General Electric Co.                                                                             22,898             816,914
       GKN P.L.C.                                                                                       73,924             362,276

       Glaxosmithkline P.L.C.                                                                          622,483          15,383,811
       Great Universal Stores P.L.C.                                                                   104,887           1,620,621
       Group 4 Securicor P.L.C.                                                                        104,530             278,213
       Hammerson P.L.C.                                                                                 27,248             449,081
       Hanson P.L.C.                                                                                    77,218             792,019
       Hays P.L.C.                                                                                     152,663             316,563
       HBOS P.L.C.                                                                                     431,353           6,487,479
       Hilton Group P.L.C.                                                                             160,629             923,984
       HSBC Holdings P.L.C.                                                                          1,242,796          19,834,931
       ICAP P.L.C.                                                                                      64,402             402,447
       IMI P.L.C.                                                                                       34,896             282,784
       Imperial Chemical Industries P.L.C.                                                             121,126             676,603
       Imperial Tobacco Group P.L.C.                                                                    72,542           2,152,110
       Inchcape P.L.C.                                                                                   7,420             301,296
       Informa P.L.C.                                                                                   40,405             279,281
       Intercontinental Hotels Group P.L.C.                                                             45,479             613,805
       International Power P.L.C.                                                                      155,846             658,281
       Intertek Group P.L.C.                                                                            14,739             180,905
       ITV P.L.C.                                                                                      409,482             766,109
       Johnson Matthey P.L.C.                                                                           22,043             473,932
       Johnston Press P.L.C.                                                                            31,946             263,365
       Kelda Group P.L.C.                                                                               38,193             482,792
       Kesa Electricals P.L.C.                                                                          47,659             202,891
       Kingfisher P.L.C.                                                                               223,029             864,573
       Land Securities Group P.L.C.                                                                     49,000           1,310,177
       Legal and General Group P.L.C.                                                                  652,974           1,315,582
       Liberty International P.L.C.                                                                     39,267             662,451
       Lloyds TSB Group P.L.C.                                                                         628,751           5,092,220
       Logicacmg P.L.C.                                                                                100,089             274,495
       Lonmin P.L.C.                                                                                    14,110             394,314
       Man Group P.L.C.                                                                                122,935           3,761,036
       Marks & Spencer Group P.L.C.                                                                    204,766           1,612,090
       Meggitt P.L.C.                                                                                   44,161             254,859
       Misys P.L.C.                                                                                     50,290             187,877
       Mitchells & Butlers P.L.C.                                                                       51,308             328,973
       Morrison (Wm.) Supermarkets P.L.C.                                                              282,826             865,100
    *  Mytravel Group P.L.C.                                                                               733               2,262
       National Express Group P.L.C.                                                                    11,282             175,482
       National Grid Group P.L.C.                                                                      297,760           2,749,815
       Next P.L.C.                                                                                      24,719             588,823
       Northern Rock P.L.C.                                                                             42,279             606,962
    *  Northumbrian Water Group P.L.C.                                                                  39,546             172,984
       O2 P.L.C.                                                                                       877,182           2,960,447
       Pearson P.L.C.                                                                                   84,821             981,900
       Peninsular & Oriental Steam Navigation P.L.C.                                                    67,951             515,023
       Pennon Group P.L.C.                                                                              13,024             253,536
       Persimmon P.L.C.                                                                                 27,757             527,462
       Pilkington P.L.C.                                                                               135,509             348,455
       Provident Financial P.L.C.                                                                       17,113             175,646
       Prudential Corp. P.L.C.                                                                         249,777           2,270,453
       Punch Taverns, Ltd.                                                                              25,730             367,773
       Rank Group P.L.C.                                                                                61,189             325,520
       Reckitt Benckiser P.L.C.                                                                         81,700           2,518,522
       Reed International P.L.C.                                                                       121,003           1,074,113
    *  Regus Group P.L.C.                                                                               40,180              65,676
       Rentokil Initial 2005 P.L.C.                                                                    175,405             488,536
       Resolution P.L.C.                                                                                16,713             186,155
       Reuters Holdings Group P.L.C.                                                                   136,336             940,231
       Rexam P.L.C.                                                                                     55,440             487,794
       Rio Tinto P.L.C.                                                                                114,511           4,633,440
    *  Rolls Royce Group P.L.C.                                                                        181,122           1,217,841
       Rolls Royce Group P.L.C. Class B                                                              6,049,474              10,723
       Royal & Sun Alliance Insurance Group P.L.C.                                                     299,522             586,262
       Royal Bank of Scotland Group P.L.C.                                                             354,551          10,083,596
       Royal Dutch Shell P.L.C. Series B                                                               292,404           9,430,751
       Sabmiller P.L.C.                                                                                124,801           2,205,555
       Sage Group P.L.C.                                                                               128,162             513,587
       Sainsbury (J.) P.L.C.                                                                           198,701             974,303
       Schroders P.L.C.                                                                                 33,726             515,489
    *  Schroders P.L.C. Non-Voting                                                                       6,717              96,461
       Scottish & Newcastle P.L.C.                                                                      93,185             762,894
       Scottish Hydro-Electric P.L.C.                                                                   86,517           1,464,096
       Scottish Power P.L.C.                                                                           194,990           1,786,674
       Serco Group P.L.C.                                                                               39,172             198,357
       Severn Trent P.L.C.                                                                              36,273             628,206
    *  Shire P.L.C.                                                                                     50,705             618,670
       Signet Group P.L.C.                                                                             179,411             319,127

       Slough Estates P.L.C.                                                                            40,353             379,390
       Smith & Nephew P.L.C.                                                                            96,278             852,285
       Smiths Group P.L.C.                                                                              57,333             961,977
       Somerfield P.L.C.                                                                                48,928             165,098
       Stagecoach Group P.L.C.                                                                         120,769             244,944
       Standard Chartered P.L.C.                                                                       142,398           3,037,902
       Tate & Lyle P.L.C.                                                                               49,954             472,412
       Taylor Woodrow P.L.C.                                                                            60,389             354,349
       Tesco P.L.C.                                                                                    866,339           4,526,649
    *  TI Automotive P.L.C. Series A                                                                    18,000                   0
       Tomkins P.L.C.                                                                                   73,285             363,372
       Travis Perkins P.L.C.                                                                            11,935             260,645
       Trinity Mirror P.L.C.                                                                            27,900             292,389
       Tullow Oil P.L.C.                                                                                64,899             295,873
       Unilever P.L.C.                                                                                 297,011           2,898,656
       United Business Media P.L.C.                                                                     26,302             273,992
       United Utilities P.L.C.                                                                          91,323           1,018,332
       Vedanta Resources P.L.C.                                                                         27,964             339,008
       Vodafone Group P.L.C.                                                                         6,964,169          14,984,012
       Whitbread P.L.C.                                                                                 26,037             422,874
       William Hill P.L.C.                                                                              36,278             317,918
       Wilson Bowden P.L.C.                                                                             12,801             285,944
       Wimpey (George) P.L.C.                                                                           40,964             309,325
       Wolseley P.L.C.                                                                                  61,030           1,294,508
       WPP Group P.L.C.                                                                                124,799           1,224,898
       Xstrata P.L.C.                                                                                   95,888           2,174,568
       Yell Group P.L.C.                                                                                72,490             615,935
                                                                                                                 -----------------
TOTAL -- UNITED KINGDOM                                                                                                267,365,661
                                                                                                                 -----------------
FRANCE -- (9.0%)
COMMON STOCKS -- (9.0%)
       Accor SA                                                                                         18,966           1,005,462
       Air France-KLM                                                                                   24,260             450,411
       Air Liquide SA                                                                                   10,451           1,883,118
       Air Liquide SA Primes De Fid 02                                                                  11,393           2,071,259
    *  Alcatel SA                                                                                      111,905           1,376,805
    *  Alstom SA                                                                                         9,996             566,280
       Arcelor SA                                                                                       29,800             710,007
       Assurances Generales de France (AGF)                                                             15,535           1,512,737
    *  Atos Origin                                                                                       5,016             336,608
       AXA SA                                                                                          150,101           4,507,770
       BNP Paribas SA                                                                                   82,201           6,477,476
       Bollore Technologies SA                                                                             203              98,197
       Bourbon                                                                                           1,529             126,353
       Bouygues                                                                                         25,936           1,236,965
    *  Business Objects SA                                                                               6,090             241,867
    *  Cap Gemini SA                                                                                    11,859             468,592
       Carrefour                                                                                        55,663           2,408,883
       Casino Guichard Perrachon SA                                                                     10,202             669,334
       Cie Generale D'Optique Essilor Intenational SA                                                    9,233             765,335
       Clarins SA                                                                                        1,524              83,905
       CNP Assurances                                                                                    3,300             249,560
       Compagnie de Saint-Gobain                                                                        30,710           1,771,103
       Compagnie Francaise d'Etudes et de Construction Technip SA                                        8,071             455,986
       Dassault Systemes SA                                                                              9,666             533,291
    #  Dior (Christian) SA                                                                              17,202           1,457,230
       Eiffage SA                                                                                        3,165             260,762
       Esso SA                                                                                             286              56,453
       Euler-Hermes SA                                                                                   3,120             264,481
    *  European Aeronautic Defence & Space Co.                                                          24,565             905,640
       France Telecom SA                                                                               231,887           5,782,734
       Generale des Establissements Michelin SA Series B                                                11,147             605,332
       Groupe Danone                                                                                    24,159           2,490,238
       Havas SA                                                                                         27,830             125,165
       Hermes International SA                                                                           4,009             924,456
       Iliad SA                                                                                          3,200             182,864
       Imerys SA                                                                                         5,342             371,309
    *  JC Decaux SA                                                                                     18,441             400,827
       Klepierre SA                                                                                      1,862             171,739
       LaFarge SA                                                                                       17,070           1,458,747
       LaFarge SA Prime Fidelity                                                                         8,912             768,077
       Lagardere S.C.A. SA                                                                              10,889             769,170
       L'Oreal                                                                                          64,016           4,613,599
    #  LVMH (Louis Vuitton Moet Hennessy)                                                               43,990           3,754,600
       Metropole Television SA                                                                          10,023             257,220

       Neopost SA                                                                                        2,698             254,054
    #  Pernod-Ricard SA                                                                                  6,401           1,048,163
       Peugeot SA                                                                                       16,477             986,538
       PPR                                                                                               9,979           1,072,466
       Publicis Groupe                                                                                  14,334             484,796
       Remy Cointreau SA                                                                                 2,257              92,446
       Renault SA                                                                                       20,388           1,584,516
       Safran SA                                                                                        16,219             345,303
       Sanofi - Aventis                                                                                107,019           8,606,912
       Schneider SA                                                                                     22,234           1,909,836
       SEB SA Prime Fidelity                                                                               990             101,372
       Societe BIC SA                                                                                    3,600             210,468
       Societe des Ciments de Francais SA                                                                1,006             115,237
       Societe Generale Paris                                                                           33,782           4,005,976
       Societe Television Francaise 1                                                                   17,323             433,912
       Sodexho Alliance SA                                                                              11,496             457,098
       Ste des Autoroutes du Sud de la France                                                           25,546           1,456,883
       Stmicroelectronics NV                                                                            53,696             941,370
       Suez (ex Suez Lyonnaise des Eaux)                                                                80,946           2,302,493
       Thales SA                                                                                        16,134             716,441
       Thomson Multimedia                                                                               20,078             409,042
       Total SA                                                                                         56,938          14,205,504
       Unibail SA                                                                                        4,413             548,796
       Valeo SA                                                                                          6,734             248,141
       Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                                  464             220,201
       Veolia Environnement SA                                                                          29,204           1,247,160
    #  Vinci SA                                                                                         15,289           1,216,304
       Vivendi Universal SA                                                                            110,361           3,184,706
       Wendel Investissement                                                                             4,149             410,016
       Zodiac SA                                                                                         4,549             272,291
                                                                                                                 -----------------
TOTAL -- FRANCE                                                                                                        104,716,388
                                                                                                                 -----------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
    *  ABB, Ltd.                                                                                       177,932           1,556,327
       Adecco SA                                                                                        18,801             853,853
       Baloise-Holding AG                                                                                4,586             244,032
       BKW FMB Energie AG                                                                                5,560             367,733
       Ciba Spezialitaetenchemie Holding AG                                                              5,741             336,201
       Cie Financiere Richemont AG Series A                                                             46,023           1,814,712
    *  Clariant AG                                                                                      18,560             251,774
       Credit Suisse Group                                                                             121,711           5,904,171
       Geberit AG                                                                                          348             256,520
       Givaudan SA                                                                                         652             414,492
       Holcim, Ltd.                                                                                     21,899           1,418,968
    *  Julius Baer Holding AG                                                                            6,569             459,892
       Kuehne & Nagel International AG                                                                   3,032             812,546
       Lindt & Spruengli AG                                                                                 12             198,790
    *  Logitech International SA                                                                         7,438             339,844
       Lonza Group AG                                                                                    3,415             192,689
       Nestle SA, Cham und Vevey                                                                        40,945          12,089,905
       Nobel Biocare Holding AG                                                                          2,028             460,828
       Novartis AG                                                                                     236,286          12,349,221
       Roche Holding AG Bearer                                                                          23,956           3,951,821
       Roche Holding AG Genusschein                                                                     68,950          10,319,756
       Schindler Holding AG - Part Cert                                                                    210              79,665
       Schindler Holding AG - Regd                                                                       1,845             714,006
       Serono SA                                                                                         1,432           1,050,435
       Societe Generale de Surveillance Holding SA                                                         933             753,598
       Straumann Holding AG                                                                              1,836             398,361
       Swatch Group AG                                                                                   3,055             440,274
       Swiss Life AG                                                                                     2,640             420,949
       Swiss Reinsurance Co., Zurich                                                                    30,601           2,252,785
       Swisscom AG                                                                                      10,343           3,231,563
       Syngenta AG                                                                                       8,613             943,086
       Synthes, Inc.                                                                                    10,130           1,087,931
       The Swatch Group AG                                                                              18,164             534,232
       UBS AG                                                                                          104,483           9,613,765
       Zurich Financial SVCS AG                                                                         13,458           2,734,778
                                                                                                                 -----------------
TOTAL -- SWITZERLAND                                                                                                    78,849,503
                                                                                                                 -----------------

GERMANY -- (6.6%)
COMMON STOCKS -- (6.6%)
       Adidas-Salomon AG                                                                                 4,230             741,893
       Allianz AG                                                                                       36,680           5,324,372
       Altana AG                                                                                        14,018             739,575
       AMB Generali Holding AG                                                                           5,721             514,102
       BASF AG                                                                                          54,907           4,036,795
       Bayer AG                                                                                         66,661           2,656,667
       Bayerische Motoren Werke (BMW) AG                                                                59,234           2,602,791
       Beiersdorf AG                                                                                    11,568           1,390,305
       BHW Holding AG                                                                                    1,358              23,644
       Celesio AG                                                                                        9,662             766,591
       Commerzbank AG                                                                                   43,148           1,272,025
       Continental AG                                                                                   12,686           1,074,492
       DaimlerChrysler AG                                                                               88,798           4,476,519
       Deutsche Bank AG                                                                                 50,797           4,953,421
       Deutsche Boerse AG                                                                                9,160             903,392
       Deutsche Lufthansa AG                                                                            43,579             584,152
       Deutsche Post AG                                                                                135,361           2,947,220
       Deutsche Telekom AG                                                                             354,516           5,887,613
       E.ON AG                                                                                          64,274           6,114,663
       Fraport AG                                                                                        9,524             471,600
       Freenet.De AG                                                                                     2,562              59,091
    #  Fresenius Medical Care AG                                                                         6,632             629,171
    *  GEA Group AG                                                                                     14,061             163,909
       Hannover Rueckversicherungs AG                                                                   12,626             420,176
       Heidelberger Druckmaschinen AG                                                                    6,690             239,535
       Henkel KGAA                                                                                       1,961             173,453
       Hochtief AG                                                                                       4,316             175,031
       Hugo Boss AG                                                                                        808              28,021
       Hypo Real Estate Holding AG                                                                      12,665             657,594
    *  Infineon Technologies AG                                                                         59,381             531,250
       IVG Immobilien AG                                                                                 6,805             131,662
       K & S Aktiengesellschaft AG                                                                       3,513             222,142
    *  Karstadt Quelle AG                                                                               10,229             132,036
    *  Lanxess AG                                                                                        4,179             132,183
       Linde AG                                                                                          9,032             646,063
       MAN AG                                                                                           14,355             714,741
       Merck KGAA                                                                                        4,005             329,070
       Metro AG                                                                                         36,404           1,628,753
       Munchener Rueckversicherungs-Gesellschaft AG                                                     18,696           2,438,953
       Puma AG                                                                                           1,295             349,321
       Rheinmetall Berlin AG                                                                             3,270             189,891
       Rwe AG (Neu)                                                                                        800              47,422
       Rwe AG (NEU) Series A                                                                            42,538           2,934,839
       Salzgitter AG                                                                                     3,169             158,617
       SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                                   25,996           4,693,109
       Schering AG                                                                                      15,392             995,651
       Schwarz Pharma AG                                                                                 2,790             151,202
       Siemens AG                                                                                       81,983           6,202,265
       Suedzucker AG                                                                                    20,328             452,419
       ThyssenKrupp AG                                                                                  44,279             890,214
    #  TUI AG                                                                                           20,917             403,176
    *  Unicredito Italiano SpA                                                                         258,085           1,598,687
       United Internet AG                                                                                3,567             126,832
    #  Volkswagen AG                                                                                    24,379           1,274,601
                                                                                                                 -----------------
TOTAL -- GERMANY                                                                                                        77,402,912
                                                                                                                 -----------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
       ABC Learning Centres, Ltd.                                                                       22,010             117,771
       Alinta, Ltd.                                                                                     24,092             196,010
       Alumina, Ltd.                                                                                   111,044             519,615
       Amcor, Ltd.                                                                                      83,057             428,391
       AMP, Ltd.                                                                                       186,581           1,058,909
       Ansell, Ltd.                                                                                     12,403              98,619
       APN News & Media, Ltd.                                                                           49,644             174,919
       Aristocrat Leisure, Ltd.                                                                         49,521             449,196
       Australand Property Group                                                                        55,200              82,659
       Australia & New Zealand Banking Group, Ltd.                                                     179,044           3,148,546
       Australian Gas Light Co.                                                                         45,094             542,540
       Australian Stock Exchange, Ltd.                                                                   9,225             207,235
       AWB, Ltd.                                                                                        25,934             108,487
       AXA Asia Pacific Holdings, Ltd.                                                                 244,297             914,607
       Bendigo Bank, Ltd.                                                                               10,204              90,273

       BHP Billiton, Ltd.                                                                              360,962           5,796,038
       Billabong International, Ltd.                                                                    17,806             167,032
       Bluescope Steel, Ltd.                                                                            79,029             411,640
       Boral, Ltd.                                                                                      56,315             339,684
    #  Brambles Industries, Ltd.                                                                        97,711             697,438
       Brickworks, Ltd.                                                                                  6,164              59,111
    *  Burns, Philp & Co., Ltd.                                                                        147,539             121,665
       Caltex Australia, Ltd.                                                                           29,754             462,942
       Challenger Financial Services Group, Ltd.                                                        39,357             114,438
       Coca-Cola Amatil, Ltd.                                                                           50,128             281,763
       Cochlear, Ltd.                                                                                    5,059             148,257
       Coles Myer, Ltd.                                                                                119,156             876,963
       Commonwealth Bank of Australia                                                                  130,815           4,029,263
       Computershare, Ltd.                                                                              51,406             264,497
       CSL, Ltd.                                                                                        18,193             530,336
       CSR, Ltd.                                                                                        91,001             211,110
       DB RREEF Trust                                                                                   45,046              45,813
    #  DCA Group, Ltd.                                                                                  40,864             119,246
       Downer EDI, Ltd.                                                                                 24,378             124,283
       Excel Coal, Ltd.                                                                                 14,100              68,486
    #  Foodland Associates, Ltd.                                                                         8,315             177,856
       Foster's Group, Ltd.                                                                            203,771             848,296
       GPT Group                                                                                        75,385             217,916
    *  Hardman Resources, Ltd.                                                                          33,188              46,311
       Harvey Norman Holdings, Ltd.                                                                    128,448             273,244
       Iluka Resources, Ltd.                                                                            20,985             121,961
       Insurance Australiz Group, Ltd.                                                                 158,158             610,801
       James Hardies Industries NL                                                                      43,241             267,047
       John Fairfax Holdings, Ltd.                                                                      87,548             253,058
       Leighton Holdings, Ltd.                                                                          30,749             367,512
       Lend Lease Corp., Ltd.                                                                           34,557             356,183
    *  Lihir Gold, Ltd.                                                                                 79,000             111,777
       Lion Nathan, Ltd.                                                                                63,050             345,265
       Macquarie Bank, Ltd.                                                                             22,546           1,123,645
       Macquarie Goodman Group                                                                         106,159             339,184
       Macquarie Infrastructure Group                                                                   86,148             222,928
    *  Mayne Pharma, Ltd.                                                                               58,769             116,370
    #  Metcash Limited                                                                                  95,965             321,101
       Mirvac, Ltd.                                                                                    101,078             301,607
       Multiplex Group                                                                                  59,010             143,310
       National Australia Bank, Ltd.                                                                   164,185           3,911,440
       Newcrest Mining, Ltd.                                                                            24,425             381,641
       Nufarm, Ltd.                                                                                     11,456              96,470
       Oil Search, Ltd.                                                                                 67,498             171,870
       Onesteel, Ltd.                                                                                   52,679             138,988
       Orica, Ltd.                                                                                      26,162             383,421
       Origin Energy, Ltd.                                                                              76,870             398,929
    *  Oxiana, Ltd.                                                                                    122,487             124,944
       Patrick Corp., Ltd.                                                                              59,316             320,321
       Perpetual Trustees Australia, Ltd.                                                                3,869             184,957
       Promina Group, Ltd.                                                                             102,443             363,319
       Publishing and Broadcasting, Ltd.                                                                75,939             927,231
       Qantas Airways, Ltd.                                                                            342,970             951,945
       QBE Insurance Group, Ltd.                                                                        77,877           1,091,987
       Ramsay Health Care, Ltd.                                                                         14,733             106,914
       Rinker Group, Ltd.                                                                               92,878           1,063,722
    #  Rio Tinto, Ltd.                                                                                  46,842           2,117,414
       Santos, Ltd.                                                                                     59,506             500,434
    *  Scigen                                                                                           11,443                 607
       Seven Network, Ltd.                                                                               3,746              22,586
       SFE Corp., Ltd.                                                                                   9,801              96,291
       Sigma Co., Ltd.                                                                                  12,441             125,225
       Sims Group, Ltd.                                                                                  7,405              93,010
       Sonic Healthcare, Ltd.                                                                           23,405             258,817
    #  St. George Bank, Ltd.                                                                            51,674           1,077,673
       Suncorp-Metway, Ltd.                                                                             56,170             819,432
    *  Symbion Health, Ltd.                                                                             58,769             159,792
       Tabcorp Holdings, Ltd.                                                                           51,091             583,483
       Telstra Corp., Ltd.                                                                             876,734           2,481,093
       Toll Holdings, Ltd.                                                                              31,139             318,289
       Transurban Group                                                                                 76,105             379,295
       UNITAB, Ltd.                                                                                     10,745             102,353
       Virgin Blue Holdings, Ltd.                                                                       90,396             104,960
       Washington H. Soul Pattinson & Co., Ltd.                                                         18,899             136,674
       Wesfarmers, Ltd.                                                                                 37,340             976,176
    #  West Australian Newspapers Holdings, Ltd.                                                        15,484              95,490
       Westfield Group Stapled                                                                          39,159             492,078

    *  Westfield Group Stapled New                                                                       1,160              14,484
       Westpac Banking Corp.                                                                           182,608           3,001,640
       Woodside Petroleum, Ltd.                                                                         70,327           1,803,558
       Woolworths, Ltd.                                                                                102,726           1,287,549
       Worley Parsons, Ltd.                                                                             16,683             137,485
       Zinifex, Ltd.                                                                                    47,500             185,993
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     57,563,134
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Orica, Ltd. Rights 12/14/05                                                                       3,270              11,719
                                                                                                                 -----------------
TOTAL -- AUSTRALIA                                                                                                      57,574,853
                                                                                                                 -----------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
       ABN AMRO Holding NV                                                                             189,858           4,667,557
       Aegon NV                                                                                        150,762           2,384,029
       AKZO Nobel NV                                                                                    25,960           1,162,993
    *  ASML Holding NV                                                                                  44,995             859,266
       Buhrmann NV                                                                                      11,136             147,090
       Heineken Holding NV                                                                              40,723           1,193,004
       Heineken NV                                                                                      77,252           2,364,653
       Hunter Douglas NV                                                                                 5,232             276,331
       ING Groep NV                                                                                    219,463           7,089,772
    *  Koninklijke Ahold NV                                                                            152,842           1,145,104
       Koninklijke DSM NV                                                                               22,244             822,450
       Koninklijke KPN NV                                                                              241,808           2,387,037
       Koninklijke Philips Electronics NV                                                              138,607           3,862,837
    #  Mittal Steel Co. NV                                                                              21,802             599,604
    *  Nutricia (Verenigde Bedrijven) NV                                                                15,794             650,051
       Randstad Holdings NV                                                                             20,298             834,757
       Reed Elsevier NV                                                                                 67,133             892,680
       Royal Dutch Shell P.L.C. Series A                                                               419,075          12,905,561
       SBM Offshore NV                                                                                   3,072             240,347
       TNT Post Groep NV                                                                                57,222           1,539,366
       Unilever NV                                                                                      58,321           3,907,110
       Vedior NV                                                                                        15,338             216,301
       VNU NV                                                                                           24,697             769,951
       Wolters Kluwer NV                                                                                27,979             558,356
                                                                                                                 -----------------
TOTAL -- NETHERLANDS                                                                                                    51,476,207
                                                                                                                 -----------------
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
    #  Abertis Infraestructuras SA                                                                      44,293           1,171,643
       Acciona SA                                                                                        5,051             558,709
       Acerinox SA                                                                                      15,983             211,985
       Actividades de Construccion y Servicios SA                                                       22,866             657,648
       Altadis SA                                                                                       23,623             995,843
    #  Antena 3 de Television SA                                                                         9,360             205,225
       Banco Bilbao Vizcaya SA                                                                         182,100           3,207,116
       Banco de Andalucia SA                                                                               655              58,329
       Banco de Sabadell SA                                                                             22,839             583,998
       Banco de Valencia SA                                                                              5,586             171,352
    #  Banco Espanol de Credito SA                                                                      39,155             580,196
       Banco Pastor SA                                                                                   2,530             115,684
       Banco Popular Espanol SA                                                                         75,740             913,867
       Banco Santander Central Hispanoamerica SA                                                       566,687           7,180,342
    #  Bankinter SA                                                                                      4,862             267,408
       Cementos Portland SA                                                                              1,338             105,005
       Cia Espanola de Petroleous SA                                                                    13,626             641,366
       Compania de Distribucion Integral Logista SA                                                      1,928              93,882
       Corporacion Mapfre Compania Internacional de Reaseguros SA                                       15,336             256,907
       Ebro Puleva SA                                                                                    8,097             142,624
       Enagas SA                                                                                        14,223             250,023
       Endesa SA                                                                                        89,410           2,319,674
       Fomento de  Construcciones y Contratas SA                                                        11,974             662,020
       Gamesa Corporacion Tecnologica SA                                                                12,172             169,887
    #  Gas Natural SDG SA                                                                               43,183           1,175,809
       Grupo Catalana Occidente SA                                                                         708              62,016
       Grupo Ferrovial SA                                                                               11,821             822,776
       Iberdrola SA                                                                                     76,134           1,997,771
    #  Iberia Lineas Aereas de Espana SA                                                                65,471             166,764
       Indra Sistemas SA                                                                                11,012             216,661

       Industria de Diseno Textil SA                                                                    60,827           1,788,956
       Inmobiliaria Urbis SA                                                                             3,791              71,071
       Metrovacesa SA                                                                                    4,468             285,883
       Promotora de Informaciones SA                                                                    17,174             294,947
    #  Red Electrica de Espana SA                                                                        7,740             214,064
       Repsol SA                                                                                        87,508           2,569,405
       Sacyr Vallehermoso SA                                                                            20,933             531,195
       Sociedad General de Aguas de Barcelona SA Class A                                                 8,070             184,569
  # *  Sogecable SA                                                                                      8,794             350,590
    #  Sol Melia SA                                                                                      8,400             102,756
       Telefonica de Espana SA                                                                         405,073           5,972,800
       Telefonica Publicidad e Informacion SA                                                           26,439             211,474
    #  Union Fenosa SA                                                                                  19,200             706,411
    #  Zardoya Otis SA                                                                                  18,093             470,291
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     39,716,942
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Aguas de Barcelona Rights 11/21/05                                                                8,070               1,617
                                                                                                                 -----------------
TOTAL -- SPAIN                                                                                                          39,718,559
                                                                                                                 -----------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
       Acea SpA                                                                                          7,694              77,290
    #  AEM SpA                                                                                         102,681             193,253
       Alleanza Assicurazioni SpA                                                                       52,431             616,368
       ASM Brescia SpA                                                                                  15,418              47,106
       Assicurazioni Generali SpA, Trieste                                                              90,744           2,809,236
       Autogrill SpA, Novara                                                                            14,752             197,867
    #  Autostade SpA                                                                                    40,846             920,162
       Banca Antoniana Popolare Veneta SpA                                                              14,739             454,939
       Banca Fideuram SpA                                                                               70,232             383,936
       Banca Intesa SpA                                                                                397,132           1,913,003
    #  Banca Monte Dei Paschi di Siena SpA                                                             176,149             842,639
    *  Banca Nazionale del Lavoro SpA                                                                  173,414             547,527
       Banca Popolare di Milano Scarl                                                                   32,914             320,866
       Banca Popolare Italiana                                                                          17,228             149,847
       Banco Popolare Bergamo SpA                                                                       22,543             494,417
       Banco Popolare di Verona e Novara SpA                                                            33,593             651,056
       Benetton Group SpA                                                                                5,718              63,803
       Bulgari SpA                                                                                      16,639             171,006
       Buzzi Unicem SpA                                                                                  5,787              88,412
       Capitalia SpA                                                                                   125,484             701,247
       Cassa di Risparmio di Firenze SpA                                                                34,725             102,197
       CIR SpA (Cie Industriale Riunite), Torino                                                        34,312              88,528
       Compagnia Assicuratrice Unipol SpA                                                               84,333             243,015
       Credito Bergamasco SpA                                                                              854              26,249
       Credito Emiliano SpA                                                                             12,917             141,029
       Davide Campari - Milano SpA                                                                      13,276              88,416
       Eni SpA                                                                                         248,117           6,723,062
       Ente Nazionale per L'Energia Elettrica SpA                                                      461,796           3,637,058
       Erg SpA                                                                                           4,499             109,674
    *  Fastweb                                                                                           3,329             155,331
  # *  Fiat SpA                                                                                         59,319             481,622
       Finecogroup SpA                                                                                  18,285             170,538
       Finmeccanica SpA                                                                                 19,250             354,271
       Fondiaria - Sai SpA                                                                               7,144             216,996
    #  Gruppo Editoriale L'Espresso SpA                                                                 21,573             108,791
       Hera SpA                                                                                         36,487              97,795
       Italcementi SpA                                                                                   8,940             150,524
       Italmobiliare SpA, Milano                                                                           449              28,822
       Lottomatica SpA                                                                                   2,664              90,416
       Luxottica Group SpA                                                                              40,566             999,218
       Mediaset SpA                                                                                     83,030             873,343
    #  Mediobanca SpA                                                                                   34,000             597,579
    #  Mediolanum SpA                                                                                   44,701             282,936
       Milano Assicurazioni SpA                                                                         14,260              95,673
       Mondadori (Arnoldo) Editore SpA                                                                  13,860             127,794
       Pirelli & C.Real Estate SpA                                                                       1,079              60,260
       Pirelli & Co. SpA                                                                                93,332              82,460
    #  RAS SpA (Riunione Adriatica di Sicurta)                                                          50,861           1,163,206
       Saipem SpA                                                                                       24,958             380,085
       San Paolo-IMI SpA                                                                               107,452           1,626,391
    *  Seat Pagine Gialle SpA                                                                          429,123             199,213
    *  Seat Pagine Gialle SpA, Torino                                                                  107,998              60,826

       SNAM Rete Gas SpA                                                                               142,784             602,227
       Societe Cattolica di Assicurazoni Scarl SpA                                                       3,880             189,558
       Telecom Italia SpA                                                                              873,104           2,435,651
       UniCredito Italiano SpA                                                                         424,035           2,617,695
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     37,052,429
                                                                                                                 -----------------
PREFERRED STOCKS -- (0.0%)
    *  Fiat SpA                                                                                          3,000              20,008
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Fiat SpA Rights 12/14/05                                                                         62,319                 154
                                                                                                                 -----------------
TOTAL -- ITALY                                                                                                          37,072,591
                                                                                                                 -----------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
       Alfa Laval AB                                                                                     9,100             180,641
       Assa Abloy AB Series B                                                                           27,900             411,846
       Atlas Copco AB Series A                                                                          32,500             649,052
       Atlas Copco AB Series B                                                                          19,800             352,844
    *  Boliden AB                                                                                       20,500             128,272
    *  Capio AB                                                                                          6,200             109,209
       Castellum AB                                                                                      3,700             134,613
       Electrolux AB Series B                                                                           28,000             649,467
       Eniro AB                                                                                         14,800             160,951
       Fabege AB                                                                                         7,535             127,116
       Gambro AB Series A                                                                               19,800             195,207
       Gambro AB Series B                                                                                9,200              90,714
       Getinge AB                                                                                       15,600             200,375
       Hennes & Mauritz AB Series B                                                                     67,750           2,115,787
       Holmen AB Series B                                                                                6,000             187,209
    *  Lundin Petroleum AB                                                                              14,500             147,023
    *  Modern Times Group AB Series B                                                                    4,800             185,747
       NCC AB Series B                                                                                   4,600              80,841
       Nordea Bank AB                                                                                  233,048           2,266,107
       Sandvik AB                                                                                       19,200             904,904
       Scania AB Series A                                                                                4,000             139,282
       Scania AB Series B                                                                                8,700             301,368
       Securitas AB Series B                                                                            28,300             433,149
       Skandia Insurance AB                                                                            101,000             553,296
       Skandinaviska Enskilda Banken Series A                                                           60,900           1,143,032
       Skanska AB Series B                                                                              36,800             547,868
       SKF AB Series A                                                                                   9,200             118,366
       SKF AB Series B                                                                                  38,800             504,530
       SSAB Swedish Steel Series A                                                                       4,700             150,778
       SSAB Swedish Steel Series B                                                                       2,600              76,757
       Svenska Cellulosa AB Series B                                                                    19,300             668,863
       Svenska Handelsbanken Series A                                                                   51,900           1,150,841
       Swedish Match AB (Frueher Svenska Taendsticks AB)                                                31,700             361,979
       Tele2 AB Series A                                                                                 2,400              24,685
       Tele2 AB Series B                                                                                33,950             343,284
       Telefon AB L.M. Ericsson Series B                                                             1,508,800           4,900,182
       TeliaSonera AB                                                                                  555,400           2,821,451
       Trelleborg AB Series B                                                                            5,600              92,723
       Volvo AB Series A                                                                                11,700             484,711
       Volvo AB Series B                                                                                24,700           1,054,600
                                                                                                                 -----------------
TOTAL -- SWEDEN                                                                                                         25,149,670
                                                                                                                 -----------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
    #  ASM Pacific Technology, Ltd.                                                                     17,000              93,138
       Bank of East Asia, Ltd.                                                                         134,873             402,773
       Cathay Pacific Airways, Ltd.                                                                    221,000             382,932
       Chaoda Modern Agriculture (Holdings), Ltd.                                                       88,000              34,240
       Cheung Kong Holdings, Ltd.                                                                      151,600           1,571,997
       Cheung Kong Infrastructure Holdings, Ltd.                                                       129,000             416,675
       China Merchants Holdings (International) Co., Ltd.                                              107,015             224,302
       China Overseas Land & Investment, Ltd.                                                          344,000             136,975
    *  China State Construction International Holdings, Ltd.                                            19,111               4,411
       China Travel International Investment, Ltd.                                                     218,000              50,414
       China Unicom, Ltd.                                                                              642,000             524,280
       CITIC International Financial                                                                    84,000              31,621

       Citic Pacific, Ltd.                                                                             103,000             281,765
       CLP Holdings, Ltd.                                                                              177,400           1,044,911
       CNOOC, Ltd.                                                                                   2,166,500           1,442,529
       CNPC (Hong Kong), Ltd.                                                                          190,000              39,581
       Dah Sing Banking Group, Ltd.                                                                        720               1,264
       Dah Sing Financial Holdings, Ltd.                                                                12,059              83,246
       Esprit Holdings, Ltd.                                                                            87,541             616,095
       First Pacific Co., Ltd.                                                                         202,000              75,378
       Galaxy Entertainment Group, Ltd.                                                                144,000              72,651
       Giordano International, Ltd.                                                                     98,000              55,243
       Global Bio-Chem Technology Group Co., Ltd.                                                      108,000              46,568
       GOME Electrical Appliances Holdings, Ltd.                                                        82,000              48,331
       Great Eagle Holdings, Ltd.                                                                       26,000              66,045
       Hang Lung Group, Ltd.                                                                            84,000             163,254
       Hang Lung Properties, Ltd.                                                                      113,500             169,880
       Hang Seng Bank, Ltd.                                                                            131,100           1,732,567
       Henderson Investment, Ltd.                                                                      137,000             230,903
    #  Henderson Land Development Co., Ltd.                                                            117,000             515,113
       Hengan International Group Co., Ltd.                                                             48,000              50,369
       Hong Kong and China Gas Co., Ltd.                                                               353,000             748,420
       Hong Kong and Shanghai Hotels, Ltd.                                                              67,501              73,724
       Hong Kong Electric Holdings, Ltd.                                                               128,207             624,500
       Hong Kong Exchanges & Clearing, Ltd.                                                             48,000             174,245
       Hopewell Holdings, Ltd.                                                                          59,000             144,808
       Hopson Development Holdings, Ltd.                                                                50,000              65,770
       Hutchison Whampoa, Ltd.                                                                         256,500           2,427,947
       Hysan Development Co., Ltd.                                                                      54,745             129,587
       Industrial & Commercial Bank of China (Asia), Ltd.                                               24,000              29,665
       Johnson Electric Holdings, Ltd.                                                                 168,000             171,766
    #  Kerry Properties, Ltd.                                                                           41,952             112,375
       Kingboard Chemical Holdings, Ltd.                                                                44,000             105,187
       Kowloon Motor Bus Holdings, Ltd.                                                                 17,600             102,038
    #  Lenova Group, Ltd.                                                                              302,000             147,614
       Li & Fung, Ltd.                                                                                 160,000             322,347
       Melco International Development, Ltd.                                                            56,000              61,679
       MTR Corp., Ltd.                                                                                 227,586             455,208
       New World China Land, Ltd.                                                                      165,200              70,100
       New World Development Co., Ltd.                                                                 157,085             206,592
    #  NWS Holdings Ltd.                                                                                87,150             132,277
       PCCW, Ltd.                                                                                      235,265             149,713
       Shanghai Industrial Holdings, Ltd.                                                               39,000              73,111
    #  Shangri-La Asia, Ltd.                                                                           100,913             145,790
       Shun Tak Holdings, Ltd.                                                                          80,000              67,805
    #  Sino Land Co., Ltd.                                                                             184,485             217,845
    *  Sinochem Hong Kong Holdings, Ltd.                                                               264,000              45,957
       Sun Hung Kai Properties, Ltd.                                                                   135,706           1,288,433
       Swire Pacific, Ltd. Series A                                                                     42,500             385,201
       Techtronic Industries Co., Ltd.                                                                  86,500             220,533
       Television Broadcasts, Ltd.                                                                      25,000             135,176
       Texwinca Holdings, Ltd.                                                                          34,000              24,104
       Tingyi (Cayman Islands) Holding Corp.                                                           118,000              50,921
       Wharf Holdings, Ltd.                                                                            136,542             483,700
       Wheelock and Co., Ltd.                                                                           70,000             114,768
       Wheelock Properties, Ltd.                                                                       110,000              74,828
       Wing Hang Bank, Ltd.                                                                             16,500             114,302
       Wing Lung Bank, Ltd.                                                                              8,000              59,785
       Yue Yuen Industrial (Holdings), Ltd.                                                             78,500             210,629
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     20,777,901
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Cheung Kong Rights                                                                                4,737              23,460
                                                                                                                 -----------------
TOTAL -- HONG KONG                                                                                                      20,801,361
                                                                                                                 -----------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
       Elisa Oyj                                                                                        11,713             222,374
       Fortum Oyj                                                                                      113,088           1,984,314
       Kesko Oyj                                                                                         6,400             166,020
    *  Kone Oyj Series B                                                                                10,280             343,987
       Metso Oyj                                                                                        10,444             273,105
    *  Neste Oil Oyj                                                                                    28,272             822,697
       Nokia Oyj                                                                                       422,721           7,205,019
       Nokian Renkaat Oyj                                                                                8,700             113,160
       Orion-Yhtyma Oyj Series A                                                                         4,200              75,960

       Orion-Yhtyma Oyj Series B                                                                         5,800             102,806
       Outokumpu Oyj Series A                                                                           19,700             264,177
       Oy Stockmann AB Series B                                                                          1,950              73,938
       Rautaruukki Oyj Series K                                                                          8,700             177,045
       Sampo Insurance Co., Ltd.                                                                        61,500           1,002,033
       Sanoma-Wsoy Oyj Series A                                                                          1,391              34,556
    #  Sanoma-Wsoy Oyj Series B                                                                         14,403             320,975
       Stockmann Oyj AB                                                                                  1,020              38,913
       Stora Enso Oyj Series R                                                                          67,900             868,845
       Tietoenator Corp.                                                                                 6,280             208,166
       Upm-Kymmene Oyj                                                                                  45,800             859,741
       Wartsila Corp. Oyj Series B                                                                       6,750             180,813
       Yit-Yhtymae Oyj                                                                                   4,850             195,992
                                                                                                                 -----------------
TOTAL -- FINLAND                                                                                                        15,534,636
                                                                                                                 -----------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
       AGFA-Gevaert NV, Mortsel                                                                          7,300             143,994
       Colruyt SA Halle                                                                                  1,700             228,539
    *  Cumerio VVPR                                                                                         55                   2
       Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                             4,997             315,544
       Dexia SA                                                                                         55,596           1,209,753
       Electrabel SA                                                                                     2,998           1,482,161
       Fortis AG                                                                                        97,350           2,884,304
       Groupe Bruxelles Lambert SA                                                                       2,500             228,986
       InBev NV                                                                                         29,842           1,259,600
       KBC Bancassurance Holding SA                                                                     28,460           2,467,942
       Mobistar SA                                                                                       2,500             201,800
       Solvay SA                                                                                         4,853             534,934
       UCB SA                                                                                            7,600             373,674
       Umicore                                                                                           1,748             187,875
    *  Umicore-Strip VVPR                                                                                   55                   7
                                                                                                                 -----------------
TOTAL -- BELGIUM                                                                                                        11,519,115
                                                                                                                 -----------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
       A P Moller -- Maersk A.S.                                                                            325           3,049,832
       Carlsberg A.S. Series B                                                                           3,475             180,678
       Codan A.S.                                                                                        1,450              76,089
       Coloplast A.S.                                                                                    2,340             127,328
       Dampskibsselsk Torm A.S.                                                                          1,700              78,984
       Danisco A.S.                                                                                      4,350             306,116
       Danske Bank A.S.                                                                                 43,056           1,383,447
       DSV, De Sammensluttede Vognmaend A.S.                                                             1,980             203,560
       GN Great Nordic A.S.                                                                             21,220             252,057
       Group 4 Securicor A.S.                                                                           28,536              77,472
       H. Lundbeck A.S.                                                                                 17,802             367,160
    *  Jyske Bank A.S.                                                                                   5,560             259,280
       Koebenhavns Lufthavne A.S.                                                                          390             122,165
       Novo-Nordisk A.S. Series B                                                                       24,250           1,302,316
       Novozymes A.S. Series B                                                                           4,880             245,020
       Rockwool A.S.                                                                                       400              34,442
       Sydbank A.S.                                                                                      5,940             137,588
       TDC A.S.                                                                                         19,210           1,150,759
    *  Topdanmark A.S.                                                                                   1,650             134,589
    *  Vestas Wind Systems A.S.                                                                         16,066             238,759
    *  William Demant Holding                                                                            3,260             172,022
                                                                                                                 -----------------
TOTAL -- DENMARK                                                                                                         9,899,663
                                                                                                                 -----------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
       Asia Pacific Breweries, Ltd.                                                                     14,000              73,646
       Capitaland, Ltd.                                                                                115,500             223,550
    *  Chartered Semiconductor Manufacturing, Ltd.                                                     112,000              82,808
       City Developments, Ltd.                                                                          32,000             155,922
       Comfortdelgro Corp., Ltd.                                                                       162,000             143,528
       Cosco Corp., Ltd.                                                                                23,000              32,002
       DBS Group Holdings, Ltd.                                                                        121,000           1,171,077
       Fraser & Neave, Ltd.                                                                             15,100             154,477
       Great Eastern Holdings, Ltd.                                                                     21,000             183,714
    *  Hyflux, Ltd.                                                                                     15,000              23,399

       Jardine Cycle & Carriage, Ltd.                                                                    9,200              56,414
       Keppel Corp., Ltd.                                                                               52,000             358,859
       Keppel Land, Ltd.                                                                                34,000              76,326
       MobileOne, Ltd.                                                                                  41,390              49,651
       Neptune Orient Lines, Ltd.                                                                       47,000              79,295
       Overseas Chinese Banking Corp., Ltd.                                                            252,320             968,711
       Overseas Union Enterprise, Ltd.                                                                   6,000              34,573
       Raffles Holdings, Ltd.                                                                           46,000              17,908
       SembCorp Industries, Ltd.                                                                        73,320             115,384
       Sembcorp Marine, Ltd.                                                                            55,000              86,311
       Singapore Airlines, Ltd.                                                                         85,000             587,177
       Singapore Land, Ltd.                                                                             11,000              34,685
    *  Singapore Petroleum Co., Ltd.                                                                    11,000              30,949
       Singapore Post, Ltd.                                                                            102,000              71,035
       Singapore Press Holdings, Ltd.                                                                  142,000             377,484
       Singapore Technologies Engineering, Ltd.                                                        174,000             270,443
       Singapore Telecommunications, Ltd.                                                            1,367,000           2,024,598
       Smrt Corporation, Ltd.                                                                           59,000              37,635
    *  STATS ChipPAC, Ltd.                                                                              80,000              52,535
       United Overseas Bank, Ltd.                                                                      124,000           1,061,176
    #  United Overseas Land, Ltd.                                                                       51,500              72,814
       Venture Corp., Ltd.                                                                              21,000             169,871
                                                                                                                 -----------------
TOTAL -- SINGAPORE                                                                                                       8,877,957
                                                                                                                 -----------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
       Allied Irish Banks P.L.C.                                                                        83,158           1,791,319
       Anglo Irish Bank Corp. P.L.C.                                                                    63,415             869,873
       Bank of Ireland P.L.C.                                                                           92,665           1,428,675
       CRH P.L.C.                                                                                       50,877           1,342,264
       Eircom Group P.L.C.                                                                              55,432             130,972
    *  Elan Corp. P.L.C.                                                                                38,336             391,922
       Grafton Group P.L.C.                                                                             15,596             144,034
       Independent News & Media P.L.C.                                                                  77,963             211,586
       Irish Life & Permanent P.L.C.                                                                    24,811             446,250
       Kerry Group P.L.C.                                                                               22,953             496,218
       Kingspan Group P.L.C.                                                                             9,779             119,337
    *  Ryanair Holdings P.L.C.                                                                          32,702             274,077
                                                                                                                 -----------------
TOTAL -- IRELAND                                                                                                         7,646,527
                                                                                                                 -----------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
    *  Aker Kvaerner OGEP ASA                                                                              467              24,903
       DNB Nor ASA Series A                                                                             59,800             625,325
    *  Fred Olsen Energy ASA                                                                             2,500              72,555
       Norsk Hydro ASA                                                                                  16,900           1,687,572
       Norske Skogindustrier ASA Series A                                                               12,285             178,908
       Odfjell ASA Series A                                                                              3,400              65,082
       Orkla ASA Series A                                                                               16,871             626,950
    *  Petroleum Geo-Services ASA (New)                                                                  5,550             156,060
       Schibsted ASA                                                                                     4,700             132,742
       Smedvig ASA Series A                                                                              3,800              78,584
       Statoil Den Norske Stats Oljeselskap ASA                                                         98,701           2,147,359
       Storebrand ASA                                                                                   24,100             220,368
       Tandberg ASA Series A                                                                            10,400              91,238
       Telenor ASA                                                                                      83,141             775,594
       Tomra Systems ASA                                                                                14,400             100,608
       Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                           1,000              32,391
       Yara International ASA                                                                           20,200             307,810
                                                                                                                 -----------------
TOTAL -- NORWAY                                                                                                          7,324,049
                                                                                                                 -----------------
GREECE -- (0.5%)
COMMON STOCKS -- (0.5%)
    *  Agricultural Bank of Greece S.A.                                                                 11,076              63,027
       Alpha Bank A.E.                                                                                  26,340             775,450
       Coca-Cola Hellenic Bottling Co. S.A.                                                             16,870             440,392
       Cosmote Mobile Telecommunications S.A.                                                           21,450             456,853
       EFG Eurobank Ergasias S.A.                                                                       18,520             587,210
    *  Emporiki Bank of Greece S.A.                                                                      5,616             160,247
       Hellenic Petroleum S.A.                                                                          15,660             218,036
    *  Hellenic Telecommunication Organization Co. S.A.                                                 33,920             723,316

       Motor Oil (Hellas) Corinth Refineries S.A.                                                        9,785             212,715
       National Bank of Greece                                                                          25,018             976,842
       Piraeus Bank S.A.                                                                                15,935             316,457
       Public Power Corp. of Greece                                                                     15,920             330,868
       Titan Cement Co.                                                                                  5,140             181,920
                                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                                                     5,443,333
                                                                                                                 -----------------
RIGHTS/WARRANTS -- (0.0%)
    *  Emporiki Bank of Greece Rights 12/15/05                                                           5,616              14,633
                                                                                                                 -----------------
TOTAL -- GREECE                                                                                                          5,457,966
                                                                                                                 -----------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
       Bank Austria Creditanstalt AG                                                                     3,568             394,673
       Boehler-Uddeholm AG                                                                                 986             160,428
       Erste Bank der Oesterreichischen Sparkassen AG                                                   13,510             717,990
       EVN AG                                                                                            1,049              84,436
    *  Immofinanz Immobilien Anlagen AG                                                                  8,273              78,308
       Oesterreichische Elektrizitaetswirtschafts AG                                                       810             254,022
       OMV AG                                                                                           17,280             949,580
       Telekom Austria AG                                                                               35,563             802,870
       Uniqa Versicherungen AG                                                                           2,956              63,803
       Voestalpine AG                                                                                    1,802             170,921
       Wienerberger AG                                                                                   4,749             181,691
                                                                                                                 -----------------
TOTAL -- AUSTRIA                                                                                                         3,858,722
                                                                                                                 -----------------
CANADA -- (0.3%)
COMMON STOCKS -- (0.3%)
       Bank of Montreal                                                                                  7,500             403,077
       Bank of Nova Scotia                                                                               8,000             306,244
    *  BCE, Inc.                                                                                           500              11,842
       Brookfield Asset Management, Inc. Series A Limited Voting                                           300              14,140
       Canadian Imperial Bank of Commerce                                                                2,800             180,459
    *  Canadian National Railway Co.                                                                     6,000             478,447
    *  Canadian National Resources, Ltd.                                                                 4,200             190,335
       Enbridge, Inc.                                                                                      400              12,405
    *  EnCana Corp.                                                                                      6,900             306,187
       Manulife Financial Corp.                                                                         10,600             610,114
    *  Nortel Networks Corp.                                                                            22,500              64,994
       Petro-Canada                                                                                      4,300             164,054
    *  Power Corp. of Canada, Ltd.                                                                         400              10,625
    *  Power Finanacial Corp.                                                                              400              11,160
       Royal Bank of Canada                                                                              5,300             404,411
    *  Talisman Energy, Inc.                                                                             2,600             124,534
    *  Toronto Dominion Bank                                                                             2,000             103,544
       Transcanada Corp.                                                                                 2,850              88,408
                                                                                                                 -----------------
TOTAL -- CANADA                                                                                                          3,484,980
                                                                                                                 -----------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
       Banco BPI SA                                                                                     44,098             192,362
       Banco Comercial Portugues SA                                                                    210,677             523,437
       Banco Espirito Santo SA                                                                          19,360             304,514
       Brisa Auto Estradas de Portugal SA                                                               27,775             224,286
       Cimpor Cimentos de Portugal SA                                                                   34,848             186,774
       Energias de Portugal SA                                                                         199,346             587,082
       Portugal Telecom SA                                                                              75,151             689,994
       PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                                  12,820             146,406
       Sonae SGPS SA                                                                                   108,923             185,928
                                                                                                                 -----------------
TOTAL -- PORTUGAL                                                                                                        3,040,783
                                                                                                                 -----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
       Air New Zealand, Ltd.                                                                            29,483              24,873
       Auckland International Airport, Ltd.                                                             95,556             121,722
       Contact Energy, Ltd.                                                                             47,343             218,525
       Fisher & Paykel Healthcare Corp.                                                                 31,395              83,622

       Fletcher Building, Ltd.                                                                          42,093             214,234
       Sky City Entertainment Group, Ltd.                                                               38,163             125,739
    *  Sky Network Television, Ltd.                                                                     35,044             157,413
       Telecom Corporation of New Zealand, Ltd.                                                        179,483             729,663
       Trustpower, Ltd.                                                                                 21,162              91,028
       Warehouse Group, Ltd.                                                                            14,200              37,386
                                                                                                                 -----------------
TOTAL -- NEW ZEALAND                                                                                                     1,804,205
                                                                                                                 -----------------

                                                                                           FACE
                                                                                          AMOUNT
                                                                                      ---------------
                                                                                           (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)

    ^  Repurchase Agreement, Bear Stearns 3.95%,12/01/05 (Collateralized by
          $2,211,263 U.S. STRIPS, 11/15/10, valued at $1,794,858) to be
          repurchased at $1,759,665                                                   $         1,759          1,759,472

    ^  Repurchase Agreement, Mizuho Securities USA 3.97%, 12/01/05
          (Collateralized by $45,912,961 U.S. STRIPS, maturities ranging from
          02/15/09 to 02/15/13, valued at $38,760,000) to be repurchased at
          $38,004,191                                                                          38,000         38,000,000

       Repurchase Agreement, PNC Capital Markets, Inc. 3.88%, 12/01/05
          (Collateralized by $3,720,000 FHLMC Notes 4.00%, 09/22/09, valued at
          $3,645,600) to be repurchased at $3,591,387                                           3,591          3,591,000
                                                                                                       -----------------
TOTAL TEMPORARY CASH INVESTMENTS                                                                              43,350,472
                                                                                                       -----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $953,163,493)                                                                                    $   1,164,136,675
                                                                                                       =================

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly the Pacific Rim Small Company Series), The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") as of November 30, 2005, and for the year then ended and have issued our unqualified report thereon dated January 23, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series' investment portfolios (the "Portfolios") as of November 30, 2005 appearing in
Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Cap International Portfolio (constituting one of the portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") as of November 30, 2005, and for the year then ended and have issued our unqualified report thereon dated January 23, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of November 30, 2005 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, present fairly, in all material respects, the information set forth therein.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2006

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.     CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

     (a)(1)  Code of Ethics is filed herewith.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3)  This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company


By:    /s/ David G. Booth
       -----------------------------------------
       David G. Booth
       Chairman, Trustee, President,
       Chief Executive Officer and Chief Investment Officer

Date: February 3, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       -----------------------------------------
       David G. Booth
       Principal Executive Officer
       The DFA Investment Trust Company

Date: February 3, 2006


By:    /s/ Michael T. Scardina
       -----------------------------------------
       Michael T. Scardina
       Principal Financial Officer
       The DFA Investment Trust Company

Date: February 3, 2006